EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (6.5%)
Invesco DB Gold Fund(x)	131,840	$5,231,411
Invesco DB Precious Metals Fund	46,900	1,700,125
Invesco DB Silver Fund‡	115,680	2,584,291
iShares Gold Trust*	940,100	11,638,438

Total Commodity		21,154,265

Equity (4.2%)
iShares China Large-Cap ETF	39,905	1,766,594
iShares International Developed Property ETF	87,380	3,394,713
iShares MSCI EAFE Small-Cap ETF(x)	88,160	5,063,911
iShares MSCI Global Gold Miners ETF(x)	12,894	226,934
iShares U.S. Oil & Gas Exploration & Production ETF(x)	19,950	1,160,691
SPDR S&P Emerging Asia Pacific ETF(x)	5,490	542,577
SPDR S&P Emerging Markets SmallCap ETF(x)	36,395	1,622,125

Total Equity		13,777,545

Fixed Income (1.9%)
iShares JP Morgan USD Emerging Markets Bond ETF	57,480	6,326,249

Total Exchange Traded Funds (12.6%) (Cost $35,690,312)		41,258,059

INVESTMENT COMPANIES:
Alternatives (13.5%)
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,326,402	16,775,520
1290 VT Natural Resources Portfolio‡	1,634,166	13,485,344
1290 VT Real Estate Portfolio‡	1,216,905	14,031,617

Total Alternatives		44,292,481

Equity (53.5%)
1290 VT Equity Income Portfolio‡	1,347,325	5,574,783
1290 VT GAMCO Small Company Value Portfolio‡	365,295	21,041,742
1290 VT Low Volatility Global Equity Portfolio‡	579,064	6,993,615
AXA/AB Small Cap Growth Portfolio‡	1,199,418	22,255,165
AXA/Janus Enterprise Portfolio*‡	92,612	1,868,855
AXA/Loomis Sayles Growth Portfolio‡	2,041,028	17,783,532
EQ/BlackRock Basic Value Equity Portfolio‡	610,951	13,802,843
EQ/Emerging Markets Equity PLUS Portfolio‡	811,729	7,708,257
EQ/International Equity Index Portfolio‡	1,125,891	10,242,177
EQ/Invesco Comstock Portfolio‡	800,735	13,591,374
EQ/JPMorgan Value Opportunities Portfolio‡	795,398	13,438,168
EQ/MFS International Growth Portfolio‡	3,183,499	24,203,140
EQ/T. Rowe Price Growth Stock Portfolio‡	349,508	17,728,556

Total Equity		176,232,207

Fixed Income (20.1%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	616,213	6,140,155
1290 VT High Yield Bond Portfolio‡	1,025,872	9,783,744
EQ/Global Bond PLUS Portfolio‡	2,187,011	19,893,697
EQ/Intermediate Government Bond Portfolio‡	494,863	5,080,342
EQ/PIMCO Global Real Return Portfolio‡	1,297,343	12,829,417
EQ/PIMCO Ultra Short Bond Portfolio‡	623,118	6,175,738
Multimanager Core Bond Portfolio‡	660,885	6,445,391

Total Fixed Income		66,348,484

Total Investment Companies (87.1%) (Cost $249,017,629)		286,873,172

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.3%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $3,491,837, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $3,560,918.(xx)	3,491,095	3,491,095
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $2,040,428.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $107,136.(xx)	100,000	100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $1,020,000.(xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		7,591,095

Total Short-Term Investments (2.3%) (Cost $7,591,095)		7,591,095

Total Investments in Securities (102.0%) (Cost $292,299,036)		335,722,326
Other Assets Less Liabilities (-2.0%)		(6,472,641)

Net Assets (100%)		$329,249,685

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $8,621,270. This was collateralized by $1,193,618 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $7,591,095 which was subsequently invested in joint repurchase agreements.

The holdings in affiliated Investment Companies are all Class K shares except Invesco DB Gold Fund and Invesco DB Silver Fund.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	616,213	6,534,111	38,118	(631,469)	(5,340)	204,735	6,140,155	—	—
1290 VT Equity Income Portfolio	1,347,325	5,076,827	33,883	(116,861)	(323)	581,257	5,574,783	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,326,402	15,334,604	1,888,945	(1,306,761)	4,743	853,989	16,775,520	—	—
1290 VT GAMCO Small Company Value Portfolio	365,295	18,544,490	1,127,064	(1,513,230)	5,539	2,877,879	21,041,742	—	—
1290 VT High Yield Bond Portfolio	1,025,872	9,305,394	59,296	(204,507)	49	623,512	9,783,744	—	—
1290 VT Low Volatility Global Equity Portfolio	579,064	6,103,212	421,589	(160,684)	166	629,332	6,993,615	—	—
1290 VT Natural Resources Portfolio	1,634,166	11,753,277	376,238	(262,938)	(1,193)	1,619,960	13,485,344	—	—
1290 VT Real Estate Portfolio	1,216,905	12,919,809	576,236	(1,312,938)	13,681	1,834,829	14,031,617	—	—
AXA/AB Small Cap Growth Portfolio	1,199,418	19,249,049	1,131,297	(1,702,837)	16,209	3,561,447	22,255,165	—	—
AXA/Janus Enterprise Portfolio*	92,612	1,596,194	8,470	(29,215)	(16)	293,422	1,868,855	—	—
AXA/Loomis Sayles Growth Portfolio	2,041,028	15,635,394	347,414	(835,976)	31,571	2,605,129	17,783,532	—	—
EQ/BlackRock Basic Value Equity Portfolio	610,951	12,592,000	80,472	(277,545)	5,541	1,402,375	13,802,843	—	—
EQ/Emerging Markets Equity PLUS Portfolio	811,729	8,101,967	50,826	(1,250,292)	7,207	798,549	7,708,257	—	—
EQ/Global Bond PLUS Portfolio	2,187,011	19,798,146	1,122,827	(1,423,622)	(32,576)	428,922	19,893,697	—	—
EQ/Intermediate Government Bond Portfolio	494,863	5,594,304	33,883	(616,861)	(3,269)	72,285	5,080,342	—	—
EQ/International Equity Index Portfolio	1,125,891	9,483,602	63,532	(219,115)	(310)	914,468	10,242,177	—	—
EQ/Invesco Comstock Portfolio	800,735	12,353,177	80,473	(277,545)	6,957	1,428,312	13,591,374	—	—
EQ/JPMorgan Value Opportunities Portfolio	795,398	11,697,326	834,708	(617,153)	21,059	1,502,228	13,438,168	—	—
EQ/MFS International Growth Portfolio	3,183,499	22,021,697	139,769	(732,053)	(20,194)	2,793,921	24,203,140	—	—
EQ/PIMCO Global Real Return Portfolio	1,297,343	12,515,993	855,471	(1,027,545)	961	484,537	12,829,417	—	—
EQ/PIMCO Ultra Short Bond Portfolio	623,118	6,214,063	38,120	(131,469)	(59)	55,083	6,175,738	—	—
EQ/T. Rowe Price Growth Stock Portfolio	349,508	15,687,032	347,414	(835,976)	31,698	2,498,388	17,728,556	—	—
Invesco DB Gold Fund**(x)	131,840	5,212,954	—	—	—	18,457	5,231,411	—	—
Invesco DB Silver Fund	115,680	2,658,326	—	—	—	(74,035)	2,584,291	—	—
Multimanager Core Bond Portfolio	660,885	6,371,576	79,481	(131,469)	(44)	125,847	6,445,391	41,361	—

Total		272,354,524	9,735,526	(15,618,061)	82,057	28,134,828	294,688,874	41,361	—

**	Not affiliated at March 31, 2019.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$41,258,059	$—	$—	$41,258,059
Investment Companies
Investment Companies	—	286,873,172	—	286,873,172
Short-Term Investments
Repurchase Agreements	—	7,591,095	—	7,591,095

Total Assets	$41,258,059	$294,464,267	$—	$335,722,326

Total Liabilities	$—	$—	$—	$—

Total	$41,258,059	$294,464,267	$—	$335,722,326

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,375,463
Aggregate gross unrealized depreciation	(4,570,356)

Net unrealized appreciation	$43,805,107

Federal income tax cost of investments in securities and derivative instruments, if applicable	$291,917,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.7%)
AXA 2000 Managed Volatility Portfolio‡	662,248	$13,277,149
AXA 400 Managed Volatility Portfolio‡	163,305	3,395,922
AXA 500 Managed Volatility Portfolio‡	1,458,277	36,007,933
AXA International Managed Volatility Portfolio‡	794,790	10,136,250

Total Equity		62,817,254

Fixed Income (89.3%)
EQ/Intermediate Government Bond Portfolio‡	51,151,363	525,127,515

Total Investments in Securities (100.0%) (Cost $573,125,340)		587,944,769
Other Assets Less Liabilities (0.0%)		10,254

Net Assets (100%)		$587,955,023

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	662,248	19,424,034	4,940,063	(14,198,125)	4,290	3,106,887	13,277,149	—	—
AXA 400 Managed Volatility Portfolio	163,305	5,168,887	1,311,448	(3,885,179)	(33,238)	834,004	3,395,922	—	—
AXA 500 Managed Volatility Portfolio	1,458,277	64,583,107	18,293,084	(55,164,732)	1,217,729	7,078,745	36,007,933	—	—
AXA International Managed Volatility Portfolio	794,790	15,856,459	4,334,341	(11,655,536)	110,363	1,490,623	10,136,250	—	—
EQ/Intermediate Government Bond Portfolio	51,151,363	976,115,657	243,260,419	(701,982,146)	1,153,843	6,579,742	525,127,515	—	—

Total		1,081,148,144	272,139,355	(786,885,718)	2,452,987	19,090,001	587,944,769	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$587,944,769	$—	$587,944,769

Total Assets	$—	$587,944,769	$—	$587,944,769

Total Liabilities	$—	$—	$—	$—

Total	$—	$587,944,769	$—	$587,944,769

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,819,429
Aggregate gross unrealized depreciation	(482,189)

Net unrealized appreciation	$14,337,240

Federal income tax cost of investments in securities and derivative instruments, if applicable	$573,607,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.6%)
AXA 2000 Managed Volatility Portfolio‡	1,567,121	$31,418,605
AXA 400 Managed Volatility Portfolio‡	114,045	2,371,562
AXA 500 Managed Volatility Portfolio‡	3,707,214	91,538,961
AXA International Managed Volatility Portfolio‡	1,815,860	23,158,335

Total Equity		148,487,463

Fixed Income (79.4%)
AXA/AB Short Duration Government Bond Portfolio‡	7,417,855	73,728,190
EQ/Core Bond Index Portfolio‡	24,164,025	238,988,542
EQ/Intermediate Government Bond Portfolio‡	25,177,362	258,474,548

Total Fixed Income		571,191,280

Total Investments in Securities (100.0%) (Cost $674,110,389)		719,678,743
Other Assets Less Liabilities (0.0%)		80,413

Net Assets (100%)		$719,759,156

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	1,567,121	29,982,241	2,226,021	(5,094,341)	157,632	4,147,052	31,418,605	—	—
AXA 400 Managed Volatility Portfolio	114,045	2,211,841	305,204	(438,868)	49,584	243,801	2,371,562	—	—
AXA 500 Managed Volatility Portfolio	3,707,214	77,524,465	9,086,734	(5,714,469)	14,371	10,627,860	91,538,961	—	—
AXA International Managed Volatility Portfolio	1,815,860	20,223,764	2,220,817	(1,355,473)	7,662	2,061,565	23,158,335	—	—
AXA/AB Short Duration Government Bond Portfolio	7,417,855	69,054,864	6,573,674	(2,499,627)	(7,640)	606,919	73,728,190	—	—
EQ/Core Bond Index Portfolio	24,164,025	225,965,530	16,061,632	(8,347,305)	(113,035)	5,421,720	238,988,542	—	—
EQ/Intermediate Government Bond Portfolio	25,177,362	245,834,579	18,819,799	(9,665,672)	(85,389)	3,571,231	258,474,548	—	—

Total		670,797,284	55,293,881	(33,115,755)	23,185	26,680,148	719,678,743	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$719,678,743	$—	$719,678,743

Total Assets	$—	$719,678,743	$—	$719,678,743

Total Liabilities	$—	$—	$—	$—

Total	$—	$719,678,743	$—	$719,678,743

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,677,408
Aggregate gross unrealized depreciation	(7,179,502)

Net unrealized appreciation	$45,497,906

Federal income tax cost of investments in securities and derivative instruments, if applicable	$674,180,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.8%)
AXA 2000 Managed Volatility Portfolio‡	6,538,963	$131,097,125
AXA 400 Managed Volatility Portfolio‡	407,236	8,468,461
AXA 500 Managed Volatility Portfolio‡	15,284,756	377,412,940
AXA International Managed Volatility Portfolio‡	7,452,405	95,043,268

Total Equity		612,021,794

Fixed Income (59.2%)
AXA/AB Short Duration Government Bond Portfolio‡	11,233,271	111,650,707
EQ/Core Bond Index Portfolio‡	37,513,806	371,021,379
EQ/Intermediate Government Bond Portfolio‡	39,484,999	405,358,875

Total Fixed Income		888,030,961

Total Investments in Securities (100.0%) (Cost $1,306,085,805)		1,500,052,755
Other Assets Less Liabilities (0.0%)		(571,570)

Net Assets (100%)		$1,499,481,185

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	6,538,963	124,904,627	7,713,482	(19,353,461)	128,714	17,703,763	131,097,125	—	—
AXA 400 Managed Volatility Portfolio	407,236	7,732,776	672,708	(977,866)	111,258	929,585	8,468,461	—	—
AXA 500 Managed Volatility Portfolio	15,284,756	321,633,903	29,985,861	(17,716,116)	(186,555)	43,695,847	377,412,940	—	—
AXA International Managed Volatility Portfolio	7,452,405	87,133,346	5,354,421	(5,936,662)	(3,021)	8,495,184	95,043,268	—	—
AXA/AB Short Duration Government Bond Portfolio	11,233,271	86,235,399	27,395,250	(2,848,126)	(18,019)	886,203	111,650,707	—	—
EQ/Core Bond Index Portfolio	37,513,806	355,825,198	21,254,095	(14,321,451)	(135,887)	8,399,424	371,021,379	—	—
EQ/Intermediate Government Bond Portfolio	39,484,999	391,608,220	24,344,923	(16,082,915)	(105,572)	5,594,219	405,358,875	—	—

Total		1,375,073,469	116,720,740	(77,236,597)	(209,082)	85,704,225	1,500,052,755	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,500,052,755	$—	$1,500,052,755

Total Assets	$—	$1,500,052,755	$—	$1,500,052,755

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,500,052,755	$—	$1,500,052,755

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,198,888
Aggregate gross unrealized depreciation	(8,629,926)

Net unrealized appreciation	$193,568,962

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,306,483,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.9%)
AXA 2000 Managed Volatility Portfolio‡	18,915,630	$379,232,094
AXA 400 Managed Volatility Portfolio‡	1,235,436	25,690,834
AXA 500 Managed Volatility Portfolio‡	44,605,743	1,101,410,094
AXA International Managed Volatility Portfolio‡	21,511,900	274,349,186

Total Equity		1,780,682,208

Fixed Income (49.1%)
AXA/AB Short Duration Government Bond Portfolio‡	21,395,083	212,651,881
EQ/Core Bond Index Portfolio‡	72,918,896	721,186,996
EQ/Intermediate Government Bond Portfolio‡	76,331,518	783,630,735

Total Fixed Income		1,717,469,612

Total Investments in Securities (100.0%) (Cost $2,963,195,801)		3,498,151,820
Other Assets Less Liabilities (0.0%)		95,907

Net Assets (100%)		$3,498,247,727

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	18,915,630	367,651,073	16,783,668	(57,976,360)	(207,666)	52,981,379	379,232,094	—	—
AXA 400 Managed Volatility Portfolio	1,235,436	24,280,019	1,254,317	(3,114,918)	(25,036)	3,296,452	25,690,834	—	—
AXA 500 Managed Volatility Portfolio	44,605,743	945,084,472	64,808,774	(35,715,934)	(450,481)	127,683,263	1,101,410,094	—	—
AXA International Managed Volatility Portfolio	21,511,900	254,482,563	8,027,623	(12,775,475)	3,433	24,611,042	274,349,186	—	—
AXA/AB Short Duration Government Bond Portfolio	21,395,083	182,902,744	32,929,351	(4,861,442)	(23,785)	1,705,013	212,651,881	—	—
EQ/Core Bond Index Portfolio	72,918,896	689,388,092	45,714,746	(30,023,770)	(255,072)	16,363,000	721,186,996	—	—
EQ/Intermediate Government Bond Portfolio	76,331,518	754,870,493	51,726,831	(33,625,540)	(149,901)	10,808,852	783,630,735	—	—

Total		3,218,659,456	221,245,310	(178,093,439)	(1,108,508)	237,449,001	3,498,151,820	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,498,151,820	$—	$3,498,151,820

Total Assets	$—	$3,498,151,820	$—	$3,498,151,820

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,498,151,820	$—	$3,498,151,820

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$549,610,026
Aggregate gross unrealized depreciation	(15,522,411)

Net unrealized appreciation	$534,087,615

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,964,064,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (61.0%)
AXA 2000 Managed Volatility Portfolio‡	46,212,397	$926,494,343
AXA 400 Managed Volatility Portfolio‡	3,211,320	66,779,258
AXA 500 Managed Volatility Portfolio‡	109,756,091	2,710,109,906
AXA International Managed Volatility Portfolio‡	53,108,815	677,316,286

Total Equity		4,380,699,793

Fixed Income (39.0%)
AXA/AB Short Duration Government Bond Portfolio‡	34,643,972	344,336,394
EQ/Core Bond Index Portfolio‡	120,111,945	1,187,938,619
EQ/Intermediate Government Bond Portfolio‡	123,405,271	1,266,896,892

Total Fixed Income		2,799,171,905

Total Investments in Securities (100.0%) (Cost $5,798,074,320)		7,179,871,698
Other Assets Less Liabilities (0.0%)		(217,390)

Net Assets (100%)		$7,179,654,308

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	46,212,397	893,420,792	28,740,400	(124,122,383)	326,398	128,129,136	926,494,343	—	—
AXA 400 Managed Volatility Portfolio	3,211,320	62,830,301	1,626,433	(6,249,666)	51,920	8,520,270	66,779,258	—	—
AXA 500 Managed Volatility Portfolio	109,756,091	2,361,318,787	97,431,925	(63,416,593)	(778,351)	315,554,138	2,710,109,906	—	—
AXA International Managed Volatility Portfolio	53,108,815	627,258,875	15,200,749	(26,547,884)	12,347	61,392,199	677,316,286	—	—
AXA/AB Short Duration Government Bond Portfolio	34,643,972	297,110,793	51,918,954	(7,423,497)	(24,259)	2,754,403	344,336,394	—	—
EQ/Core Bond Index Portfolio	120,111,945	1,146,097,488	68,864,340	(53,646,659)	(333,573)	26,957,023	1,187,938,619	—	—
EQ/Intermediate Government Bond Portfolio	123,405,271	1,233,540,678	75,846,136	(59,771,047)	(183,264)	17,464,389	1,266,896,892	—	—

Total		6,621,577,714	339,628,937	(341,177,729)	(928,782)	560,771,558	7,179,871,698	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,179,871,698	$—	$7,179,871,698

Total Assets	$—	$7,179,871,698	$—	$7,179,871,698

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,179,871,698	$—	$7,179,871,698

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,401,899,052
Aggregate gross unrealized depreciation	(22,185,986)

Net unrealized appreciation	$1,379,713,066

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,800,158,632

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.1%)
AXA 2000 Managed Volatility Portfolio‡	38,810,184	$778,090,258
AXA 400 Managed Volatility Portfolio‡	3,105,499	64,578,731
AXA 500 Managed Volatility Portfolio‡	93,146,331	2,299,979,835
AXA International Managed Volatility Portfolio‡	45,023,170	574,197,077

Total Equity		3,716,845,901

Fixed Income (28.9%)
AXA/AB Short Duration Government Bond Portfolio‡	19,039,420	189,238,266
EQ/Core Bond Index Portfolio‡	63,981,708	632,795,859
EQ/Intermediate Government Bond Portfolio‡	66,888,290	686,685,150

Total Fixed Income		1,508,719,275

Total Investments in Securities (100.0%) (Cost $4,337,950,831)		5,225,565,176
Other Assets Less Liabilities (0.0%)		(332,081)

Net Assets (100%)		$5,225,233,095

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	38,810,184	712,781,105	30,026,692	(67,212,329)	(25,520)	102,520,310	778,090,258	—	—
AXA 400 Managed Volatility Portfolio	3,105,499	58,331,201	1,976,124	(3,772,478)	(27,356)	8,071,240	64,578,731	—	—
AXA 500 Managed Volatility Portfolio	93,146,331	2,010,536,844	79,585,410	(55,879,452)	759,621	264,977,412	2,299,979,835	—	—
AXA International Managed Volatility Portfolio	45,023,170	515,478,361	15,721,353	(8,069,863)	(845)	51,068,071	574,197,077	—	—
AXA/AB Short Duration Government Bond Portfolio	19,039,420	166,786,353	24,296,071	(3,349,938)	(8,364)	1,514,144	189,238,266	—	—
EQ/Core Bond Index Portfolio	63,981,708	605,218,606	43,903,656	(30,437,360)	(153,423)	14,264,380	632,795,859	—	—
EQ/Intermediate Government Bond Portfolio	66,888,290	658,225,306	52,812,083	(33,677,335)	(103,692)	9,428,788	686,685,150	—	—

Total		4,727,357,776	248,321,389	(202,398,755)	440,421	451,844,345	5,225,565,176	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,225,565,176	$—	$5,225,565,176

Total Assets	$—	$5,225,565,176	$—	$5,225,565,176

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,225,565,176	$—	$5,225,565,176

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$897,708,987
Aggregate gross unrealized depreciation	(11,759,151)

Net unrealized appreciation	$885,949,836

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,339,615,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.2%)
AXA 2000 Managed Volatility Portfolio‡	32,971,999	$661,042,765
AXA 400 Managed Volatility Portfolio‡	2,756,293	57,316,998
AXA 500 Managed Volatility Portfolio‡	80,058,991	1,976,825,735
AXA International Managed Volatility Portfolio‡	37,849,129	482,703,886

Total Equity		3,177,889,384

Fixed Income (18.8%)
AXA/AB Short Duration Government Bond Portfolio‡	9,341,272	92,845,583
EQ/Core Bond Index Portfolio‡	30,957,584	306,178,624
EQ/Intermediate Government Bond Portfolio‡	32,565,062	334,317,779

Total Fixed Income		733,341,986

Total Investments in Securities (100.0%) (Cost $3,453,788,854)		3,911,231,370
Other Assets Less Liabilities (0.0%)		(380,805)

Net Assets (100%)		$3,910,850,565

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	32,971,999	559,159,298	32,736,838	(12,062,355)	(793)	81,209,777	661,042,765	—	—
AXA 400 Managed Volatility Portfolio	2,756,293	49,201,252	2,887,218	(1,680,934)	(12,638)	6,922,100	57,316,998	—	—
AXA 500 Managed Volatility Portfolio	80,058,991	1,723,132,789	72,902,240	(44,493,581)	83,113	225,201,174	1,976,825,735	—	—
AXA International Managed Volatility Portfolio	37,849,129	414,155,496	30,945,109	(4,255,837)	5,300	41,853,818	482,703,886	—	—
AXA/AB Short Duration Government Bond Portfolio	9,341,272	85,511,569	7,691,729	(1,106,518)	(812)	749,615	92,845,583	—	—
EQ/Core Bond Index Portfolio	30,957,584	286,847,520	21,827,065	(9,253,502)	(60,075)	6,817,616	306,178,624	—	—
EQ/Intermediate Government Bond Portfolio	32,565,062	315,648,065	24,270,674	(10,093,969)	(884)	4,493,893	334,317,779	—	—

Total		3,433,655,989	193,260,873	(82,946,696)	13,211	367,247,993	3,911,231,370	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,911,231,370	$—	$3,911,231,370

Total Assets	$—	$3,911,231,370	$—	$3,911,231,370

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,911,231,370	$—	$3,911,231,370

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$459,177,800
Aggregate gross unrealized depreciation	(7,660,360)

Net unrealized appreciation	$451,517,440

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,459,713,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.0%)
AXA 500 Managed Volatility Portfolio‡	15,266,907	$376,972,206
AXA/Franklin Balanced Managed Volatility Portfolio‡	33,480,763	365,108,314
AXA/Templeton Global Equity Managed Volatility Portfolio‡	30,879,657	361,550,100

Total Investments in Securities (100.0%) (Cost $928,889,338)		1,103,630,620
Other Assets Less Liabilities (0.0%)		(230,685)

Net Assets (100%)		$1,103,399,935

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 500 Managed Volatility Portfolio	15,266,907	343,152,172	2,160,384	(12,809,363)	17,798	44,451,215	376,972,206	—	—
AXA/Franklin Balanced Managed Volatility Portfolio	33,480,763	357,333,157	160,385	(20,809,363)	23,262	28,400,873	365,108,314	—	—
AXA/Templeton Global Equity Managed Volatility Portfolio	30,879,657	334,615,010	6,160,433	(12,813,206)	347,264	33,240,599	361,550,100	—	—

Total		1,035,100,339	8,481,202	(46,431,932)	388,324	106,092,687	1,103,630,620	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,103,630,620	$—	$1,103,630,620

Total Assets	$—	$1,103,630,620	$—	$1,103,630,620

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,103,630,620	$—	$1,103,630,620

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$197,484,616
Aggregate gross unrealized depreciation	(22,933,549)

Net unrealized appreciation	$174,551,067

Federal income tax cost of investments in securities and derivative instruments, if applicable	$929,079,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (100.0%)
Energy Select Sector SPDR Fund	19,890	$1,315,127
Invesco Cleantech ETF(x)	1,880	79,242
Invesco DWA Energy Momentum ETF	4,330	139,383
Invesco Dynamic Energy Exploration & Production ETF	7,000	135,026
Invesco Dynamic Oil & Gas Services ETF	20,810	148,246
Invesco Global Clean Energy ETF	6,190	74,124
Invesco S&P SmallCap Energy ETF	22,070	237,694
Invesco WilderHill Clean Energy ETF(x)	3,922	105,070
iShares Global Clean Energy ETF	18,800	184,052
iShares Global Energy ETF	12,100	407,770
iShares North American Natural Resources ETF(x)	8,520	267,358
iShares U.S. Energy ETF(x)	21,730	782,932
iShares U.S. Oil & Gas Exploration & Production ETF(x)	2,290	133,232
iShares U.S. Oil Equipment & Services ETF	5,180	130,847
SPDR S&P Oil & Gas Equipment & Services ETF(x)	10,090	116,539
SPDR S&P Oil & Gas Exploration & Production ETF	4,670	143,556
Vanguard Energy ETF	9,480	847,322

Total Exchange Traded Funds (100.0%) (Cost $7,468,174)		5,247,520

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (7.2%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $269,471, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $274,802.(xx)	$269,413	269,413
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $110,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $112,224.(xx)	110,000	110,000

Total Repurchase Agreements		379,413

Total Short-Term Investments (7.2%) (Cost $379,413)		379,413

Total Investments in Securities (107.2%) (Cost $7,847,587)		5,626,933
Other Assets Less Liabilities (-7.2%)		(375,827)

Net Assets (100%)		$5,251,106

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $382,271. This was collateralized by $12,193 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/18/19-11/15/48 and by cash of $379,413 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,247,520	$—	$—	$5,247,520
Short-Term Investments
Repurchase Agreements	—	379,413	—	379,413

Total Assets	$5,247,520	$379,413	$—	$5,626,933

Total Liabilities	$—	$—	$—	$—

Total	$5,247,520	$379,413	$—	$5,626,933

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,582
Aggregate gross unrealized depreciation	(2,253,400)

Net unrealized depreciation	$(2,227,818)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,854,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.5%)
Invesco S&P 500 High Dividend Low Volatility ETF(x)	16,350	$694,221
Invesco S&P 500 Low Volatility ETF	12,980	683,267
Invesco S&P Emerging Markets Low Volatility ETF	29,370	706,348
Invesco S&P International Developed Low Volatility ETF	47,470	1,558,440
Invesco S&P MidCap Low Volatility ETF(x)	16,160	802,667
Invesco S&P SmallCap Low Volatility ETF(x)	8,040	377,398
iShares Edge MSCI Min Vol EAFE ETF	21,630	1,557,360
iShares Edge MSCI Min Vol Emerging Markets ETF(x)	12,250	726,058
iShares Edge MSCI Min Vol Global ETF(x)	37,970	3,397,556
iShares Edge MSCI Min Vol USA ETF(x)	11,960	703,248
SPDR SSGA US Large Cap Low Volatility Index ETF	4,860	487,701
SPDR SSGA US Small Cap Low Volatility Index ETF(x)	4,200	384,258

Total Exchange Traded Funds (99.5%) (Cost $10,189,403)		12,078,522

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.0%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $348,024, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $354,909.(xx)	$347,950	347,950
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $10,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $10,202.(xx)	10,000	10,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $10,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $10,200.(xx)	10,000	10,000

Total Repurchase Agreements		367,950

Total Short-Term Investments (3.0%) (Cost $367,950)		367,950

Total Investments in Securities (102.5%) (Cost $10,557,353)		12,446,472
Other Assets Less Liabilities (-2.5%)		(305,133)

Net Assets (100%)		$12,141,339

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $2,391,484. This was collateralized by $2,065,184 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/30/19-2/15/49 and by cash of $367,950 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$12,078,522	$—	$—	$12,078,522
Short-Term Investments
Repurchase Agreements	—	367,950	—	367,950

Total Assets	$12,078,522	$367,950	$—	$12,446,472

Total Liabilities	$—	$—	$—	$—

Total	$12,078,522	$367,950	$—	$12,446,472

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,922,333
Aggregate gross unrealized depreciation	(35,427)

Net unrealized appreciation	$1,886,906

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,559,566

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (54.8%)
iShares Core MSCI EAFE ETF	12,960	$787,579
iShares Core S&P 500 ETF	3,030	862,217
iShares Core S&P Mid-Cap ETF	1,520	287,888
iShares Core S&P Small-Cap ETF	720	55,548
iShares MSCI EAFE ETF	3,450	223,767
iShares Russell 2000 ETF	370	56,643
Vanguard Large-Cap ETF	2,400	311,520
Vanguard S&P 500 ETF	3,270	848,696

Total Equity		3,433,858

Fixed Income (44.4%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	23,420	2,788,385

Total Exchange Traded Funds (99.2%) (Cost $6,046,761)		6,222,243

SHORT-TERM INVESTMENT:
Investment Company (2.9%)
JPMorgan Prime Money Market Fund, IM Shares	184,783	184,838

Total Short-Term Investment (2.9%) (Cost $184,838)		184,838

Total Investments in Securities (102.1%) (Cost $6,231,599)		6,407,081
Other Assets Less Liabilities (-2.1%)		(131,635)

Net Assets (100%)		$6,275,446

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$6,222,243	$—	$—	$6,222,243
Short-Term Investment
Investment Company	184,838	—	—	184,838

Total Assets	$6,407,081	$—	$—	$6,407,081

Total Liabilities	$—	$—	$—	$—

Total	$6,407,081	$—	$—	$6,407,081

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$175,482
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$175,482

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,231,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (44.2%)
IQ Merger Arbitrage ETF*	14,670	$468,413
JPMorgan Diversified Alternatives ETF*	18,580	461,644
ProShares Hedge Replication ETF	10,050	451,597
ProShares RAFI Long/Short	12,120	426,817
WisdomTree Managed Futures Strategy Fund	11,930	463,898

Total Alternatives		2,272,369

Commodity (16.6%)
Invesco DB Base Metals Fund	3,800	64,752
Invesco DB Commodity Index Tracking Fund	15,070	239,613
Invesco DB Gold Fund	9,290	368,627
Invesco DB Silver Fund	970	21,670
iShares Commodities Select Strategy ETF	4,640	153,445

Total Commodity		848,107

Equity (11.1%)
iShares Core US REIT ETF(x)	4,600	237,912
iShares MSCI Global Agriculture Producers ETF	2,730	76,424
Vanguard Global ex-U.S. Real Estate ETF	4,270	254,364

Total Equity		568,700

Fixed Income (18.5%)
iShares TIPS Bond ETF	2,090	236,316
SPDR Bloomberg Barclays Convertible Securities ETF	9,390	490,628
Vanguard Short-Term Inflation- Protected Securities ETF(x)	4,650	226,362

Total Fixed Income		953,306

Specialty (9.0%)
Invesco DB G10 Currency Harvest Fund	18,990	464,400

Total Exchange Traded Funds (99.4%) (Cost $5,156,094)		5,106,882

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (4.0%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $206,744, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $210,834.(xx)	$206,700	206,700

Total Short-Term Investment (4.0%) (Cost $206,700)		206,700

Total Investments in Securities (103.4%) (Cost $5,362,794)		5,313,582
Other Assets Less Liabilities (-3.4%)		(175,244)

Net Assets (100%)		$5,138,338

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $275,336. This was collateralized by $75,172 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/30/19-11/15/47 and by cash of $206,700 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,106,882	$—	$—	$5,106,882
Short-Term Investment
Repurchase Agreement	—	206,700	—	206,700

Total Assets	$5,106,882	$206,700	$—	$5,313,582

Total Liabilities	$—	$—	$—	$—

Total	$5,106,882	$206,700	$—	$5,313,582

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,604
Aggregate gross unrealized depreciation	(86,791)

Net unrealized depreciation	$(40,187)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,353,769

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Energy (0.2%)
Energy Equipment & Services (0.2%)
Nabors Industries Ltd.
6.000%(x)	1,923	$52,267

Total Energy		52,267

Financials (4.2%)
Banks (3.0%)
Bank of America Corp.
7.250%	200	260,374
Wells Fargo & Co.
7.500%	350	452,322

		712,696

Capital Markets (0.8%)
Mandatory Exchangeable Trust
5.750%§	932	189,578

Insurance (0.4%)
Assurant, Inc.
6.500%	920	95,386

Total Financials		997,660

Health Care (1.9%)
Health Care Equipment & Supplies (1.9%)
Becton Dickinson and Co.
6.125%	6,316	390,392
Danaher Corp.
4.750%*	55	57,915

Total Health Care		448,307

Industrials (0.7%)
Machinery (0.7%)
Fortive Corp.
5.000%	129	135,327
Rexnord Corp.
5.750%	750	40,403

Total Industrials		175,730

Information Technology (0.6%)
Electronic Equipment, Instruments & Components (0.6%)
Belden, Inc.
6.750%	2,003	145,137

Total Information Technology		145,137

Materials (0.6%)
Chemicals (0.6%)
International Flavors & Fragrances, Inc.
6.000%(x)	1,978	98,782
Rayonier Advanced Materials, Inc.
8.000%(x)	352	34,721

Total Materials		133,503

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Crown Castle International Corp. (REIT)
6.875%	130	154,024

Total Real Estate		154,024

Utilities (0.9%)
Electric Utilities (0.6%)
American Electric Power Co., Inc.
6.125%*	1,360	69,972
NextEra Energy, Inc.
6.123%	1,170	72,376

		142,348

Multi-Utilities (0.3%)
Sempra Energy
6.000%(x)	570	60,249

Total Utilities		202,597

Total Convertible Preferred Stocks (9.8%) (Cost $2,279,707)		2,309,225

EXCHANGE TRADED FUND (ETF):
Fixed Income (30.1%)
SPDR Bloomberg Barclays Convertible Securities ETF(x)	136,040	7,108,090

Total Exchange Traded Fund (30.1%) (Cost $6,452,719)		7,108,090

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (56.8%)
Communication Services (3.2%)
Entertainment (0.7%)
Live Nation Entertainment, Inc.
2.500%, 3/15/23	$71,000	81,870
Pandora Media LLC
1.750%, 12/1/23	74,000	82,298

		164,168

Interactive Media & Services (1.2%)
Momo, Inc.
1.250%, 7/1/25§	38,000	36,603
Twitter, Inc.
0.250%, 9/15/19	92,000	90,473
0.250%, 6/15/24§	107,000	99,016
Weibo Corp.
1.250%, 11/15/22§	52,000	48,131
Zillow Group, Inc.
1.500%, 7/1/23	21,000	19,126

		293,349

Media (1.3%)
DISH Network Corp.
3.375%, 8/15/26	282,000	239,559
Liberty Interactive LLC
1.750%, 9/30/46§	56,000	64,384

		303,943

Total Communication Services		761,460

Consumer Discretionary (5.2%)
Automobiles (0.5%)
Tesla, Inc.
2.375%, 3/15/22	120,000	130,950

Diversified Consumer Services (0.3%)
Chegg, Inc.
0.125%, 3/15/25§	69,000	67,976

Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment Corp.
5.000%, 10/1/24	119,000	169,141

Internet & Direct Marketing Retail (3.1%)
Booking Holdings, Inc.
0.350%, 6/15/20	239,000	323,055
Ctrip.com International Ltd.
1.250%, 9/15/22	24,000	24,348
Etsy, Inc.
(Zero Coupon), 3/1/23	43,000	82,932
IAC FinanceCo, Inc.
0.875%, 10/1/22§	85,000	124,762

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Liberty Expedia Holdings, Inc.
1.000%, 6/30/47§	$55,000	$53,576
MercadoLibre, Inc.
2.000%, 8/15/28§	37,000	49,742
Wayfair, Inc.
0.375%, 9/1/22	45,000	68,972

		727,387

Specialty Retail (0.6%)
RH
(Zero Coupon), 7/15/20	39,000	42,585
(Zero Coupon), 6/15/23§	105,000	89,573

		132,158

Total Consumer Discretionary		1,227,612

Consumer Staples (0.2%)
Personal Products (0.2%)
Herbalife Nutrition Ltd.
2.625%, 3/15/24	46,000	48,490

Total Consumer Staples		48,490

Energy (2.5%)
Energy Equipment & Services (1.4%)
SEACOR Holdings, Inc.
3.250%, 5/15/30	88,000	79,591
Transocean, Inc.
0.500%, 1/30/23	151,000	168,763
Weatherford International Ltd.
5.875%, 7/1/21	111,000	89,630

		337,984

Oil, Gas & Consumable Fuels (1.1%)
Cheniere Energy, Inc.
4.250%, 3/15/45	84,000	65,678
Chesapeake Energy Corp.
5.500%, 9/15/26	79,000	73,201
Oasis Petroleum, Inc.
2.625%, 9/15/23	33,000	30,810
PDC Energy, Inc.
1.125%, 9/15/21	88,000	81,947

		251,636

Total Energy		589,620

Financials (1.2%)
Consumer Finance (0.6%)
Encore Capital Group, Inc.
3.000%, 7/1/20	100,000	95,208
PRA Group, Inc.
3.500%, 6/1/23	53,000	47,470

		142,678

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	32,000	30,236

Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc.
0.625%, 6/1/22	58,000	101,698

Total Financials		274,612

Health Care (14.4%)
Biotechnology (6.2%)
Alder Biopharmaceuticals, Inc.
2.500%, 2/1/25	67,000	63,956
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	189,000	214,809
Clovis Oncology, Inc.
2.500%, 9/15/21	83,000	77,116
Exact Sciences Corp.
1.000%, 1/15/25	175,000	238,875
Flexion Therapeutics, Inc.
3.375%, 5/1/24	79,000	68,928
Incyte Corp.
1.250%, 11/15/20	58,000	97,349
Inovio Pharmaceuticals, Inc.
6.500%, 3/1/24§	45,000	44,995
Insmed, Inc.
1.750%, 1/15/25	104,000	105,025
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	56,000	75,703
Ligand Pharmaceuticals, Inc.
0.750%, 5/15/23§	199,000	170,181
Neurocrine Biosciences, Inc.
2.250%, 5/15/24	59,000	79,731
Radius Health, Inc.
3.000%, 9/1/24	38,000	31,540
Retrophin, Inc.
2.500%, 9/15/25(x)	36,000	33,561
Sarepta Therapeutics, Inc.
1.500%, 11/15/24	89,000	160,589

		1,462,358

Health Care Equipment & Supplies (2.9%)
CONMED Corp.
2.625%, 2/1/24§	80,000	88,762
DexCom, Inc.
0.750%, 5/15/22	118,000	158,404
Insulet Corp.
1.375%, 11/15/24§	99,000	119,233
Nevro Corp.
1.750%, 6/1/21	110,000	110,813
NuVasive, Inc.
2.250%, 3/15/21	31,000	34,477
Wright Medical Group NV
2.250%, 11/15/21	112,000	173,591

		685,280

Health Care Providers & Services (1.3%)
Anthem, Inc.
2.750%, 10/15/42	33,000	130,951
Molina Healthcare, Inc.
1.125%, 1/15/20	52,000	178,840

		309,791

Health Care Technology (1.1%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	56,000	54,774
Evolent Health, Inc.
2.000%, 12/1/21	79,000	76,173
Teladoc Health, Inc.
3.000%, 12/15/22	89,000	132,562

		263,509

Life Sciences Tools & Services (1.0%)
Illumina, Inc.
0.500%, 6/15/21	143,000	193,326
(Zero Coupon), 8/15/23(x)§	46,000	48,947

		242,273

Pharmaceuticals (1.9%)
Dermira, Inc.
3.000%, 5/15/22	116,000	102,544
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	63,000	71,636
Jazz Investments I Ltd.
1.875%, 8/15/21	141,000	142,741
Medicines Co. (The)
2.500%, 1/15/22	76,000	75,961

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Paratek Pharmaceuticals, Inc.
4.750%, 5/1/24§	$56,000	$42,580

		435,462

Total Health Care		3,398,673

Industrials (4.0%)
Air Freight & Logistics (0.7%)
Atlas Air Worldwide Holdings, Inc.
1.875%, 6/1/24	58,000	62,336
Echo Global Logistics, Inc.
2.500%, 5/1/20	92,000	91,219

		153,555

Building Products (0.4%)
Patrick Industries, Inc.
1.000%, 2/1/23	110,000	98,175

Construction & Engineering (0.9%)
Dycom Industries, Inc.
0.750%, 9/15/21	112,000	103,051
KBR, Inc.
2.500%, 11/1/23§	40,000	40,384
Tutor Perini Corp.
2.875%, 6/15/21(x)	79,000	75,515

		218,950

Machinery (1.6%)
Chart Industries, Inc.
1.000%, 11/15/24§	31,000	50,469
Fortive Corp.
0.875%, 2/15/22§	136,000	142,944
Greenbrier Cos., Inc. (The)
2.875%, 2/1/24	187,000	178,561

		371,974

Transportation Infrastructure (0.4%)
Macquarie Infrastructure Corp.
2.000%, 10/1/23	100,000	88,127

Total Industrials		930,781

Information Technology (25.0%)
Communications Equipment (1.4%)
Infinera Corp.
2.125%, 9/1/24	99,000	78,184
Lumentum Holdings, Inc.
0.250%, 3/15/24	210,000	247,221

		325,405

Electronic Equipment, Instruments & Components (0.4%)
TTM Technologies, Inc.
1.750%, 12/15/20	63,000	81,873

IT Services (2.5%)
Akamai Technologies, Inc.
0.125%, 5/1/25§	102,000	101,658
Euronet Worldwide, Inc.
0.750%, 3/15/49§	18,000	19,388
GDS Holdings Ltd.
2.000%, 6/1/25§	31,000	29,890
Okta, Inc.
0.250%, 2/15/23	71,000	128,191
Square, Inc.
0.500%, 5/15/23§	125,000	150,597
Twilio, Inc.
0.250%, 6/1/23§	50,000	95,253
Wix.com Ltd.
(Zero Coupon), 7/1/23§	59,000	64,826

		589,803

Semiconductors & Semiconductor Equipment (10.6%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	64,000	208,941
Cypress Semiconductor Corp.
4.500%, 1/15/22	111,000	141,811
Inphi Corp.
1.125%, 12/1/20	51,000	62,618
Intel Corp.
3.250%, 8/1/39	113,000	296,693
Microchip Technology, Inc.
1.625%, 2/15/25	145,000	235,601
1.625%, 2/15/27	387,000	424,849
Micron Technology, Inc.
Series F
2.125%, 2/15/33	54,000	203,764
Novellus Systems, Inc.
2.625%, 5/15/41	45,000	248,406
NXP Semiconductors NV
1.000%, 12/1/19	278,000	284,683
ON Semiconductor Corp.
1.000%, 12/1/20	146,000	180,438
Rambus, Inc.
1.375%, 2/1/23	53,000	49,454
Synaptics, Inc.
0.500%, 6/15/22	73,000	67,362
Teradyne, Inc.
1.250%, 12/15/23	74,000	103,401

		2,508,021

Software (9.2%)
Coupa Software, Inc.
0.375%, 1/15/23§	41,000	85,672
DocuSign, Inc.
0.500%, 9/15/23§	78,000	79,949
FireEye, Inc.
0.875%, 6/1/24§	174,000	177,407
Guidewire Software, Inc.
1.250%, 3/15/25	104,000	112,943
HubSpot, Inc.
0.250%, 6/1/22	54,000	97,378
Nutanix, Inc.
(Zero Coupon), 1/15/23	135,000	143,269
Palo Alto Networks, Inc.
0.750%, 7/1/23§	265,000	293,418
Pluralsight, Inc.
0.375%, 3/1/24§	46,000	49,093
PROS Holdings, Inc.
2.000%, 12/1/19	43,000	55,393
Q2 Holdings, Inc.
0.750%, 2/15/23	43,000	56,212
RealPage, Inc.
1.500%, 11/15/22	63,000	96,990
RingCentral, Inc.
(Zero Coupon), 3/15/23	47,000	66,989
ServiceNow, Inc.
(Zero Coupon), 6/1/22	66,000	122,264
Splunk, Inc.
0.500%, 9/15/23§	274,000	295,977
1.125%, 9/15/25§	39,000	42,716
Synchronoss Technologies, Inc.
0.750%, 8/15/19	33,000	32,537
Verint Systems, Inc.
1.500%, 6/1/21	129,000	142,126
Workday, Inc.
0.250%, 10/1/22	99,000	139,776
Zendesk, Inc.
0.250%, 3/15/23	54,000	78,639

		2,168,748

Technology Hardware, Storage & Peripherals (0.9%)
Pure Storage, Inc.
0.125%, 4/15/23§	150,000	160,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Western Digital Corp.
1.500%, 2/1/24§	$62,000	$54,530

		215,111

Total Information Technology		5,888,961

Materials (0.4%)
Metals & Mining (0.4%)
Allegheny Technologies, Inc.
4.750%, 7/1/22	26,000	49,520
Cleveland-Cliffs, Inc.
1.500%, 1/15/25	36,000	49,152

Total Materials		98,672

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Colony Capital, Inc. (REIT)
5.000%, 4/15/23	75,000	70,631
IH Merger Sub LLC (REIT)
3.500%, 1/15/22	32,000	36,579

		107,210

Real Estate Management & Development (0.2%)
Redfin Corp.
1.750%, 7/15/23	62,000	59,495

Total Real Estate		166,705

Total Convertible Bonds		13,385,586

Total Long-Term Debt Securities (56.8%) (Cost $12,481,146)		13,385,586

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	365,409	365,518

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $113,886, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $116,139.(xx)	$113,862	$113,862
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $80,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $81,617.(xx)	80,000	80,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $12,459, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $13,345.(xx)	12,456	12,456

Total Repurchase Agreements		206,318

Total Short-Term Investments (2.4%) (Cost $571,797)		571,836

Total Investments in Securities (99.1%) (Cost $21,785,369)		23,374,737
Other Assets Less Liabilities (0.9%)		202,255

Net Assets (100%)		$23,576,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $3,272,791 or 13.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $723,370. This was collateralized by $528,533 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/30/19-11/15/47 and by cash of $206,318 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$761,460	$—	$761,460
Consumer Discretionary	—	1,227,612	—	1,227,612
Consumer Staples	—	48,490	—	48,490
Energy	—	589,620	—	589,620
Financials	—	274,612	—	274,612
Health Care	—	3,398,673	—	3,398,673
Industrials	—	930,781	—	930,781
Information Technology	—	5,888,961	—	5,888,961
Materials	—	98,672	—	98,672
Real Estate	—	166,705	—	166,705
Convertible Preferred Stocks
Energy	52,267	—	—	52,267
Financials	808,082	189,578	—	997,660
Health Care	448,307	—	—	448,307
Industrials	175,730	—	—	175,730
Information Technology	145,137	—	—	145,137
Materials	133,503	—	—	133,503
Real Estate	154,024	—	—	154,024
Utilities	202,597	—	—	202,597
Exchange Traded Fund	7,108,090	—	—	7,108,090
Short-Term Investments
Investment Company	365,518	—	—	365,518
Repurchase Agreements	—	206,318	—	206,318

Total Assets	$9,593,255	$13,781,482	$—	$23,374,737

Total Liabilities	$—	$—	$—	$—

Total	$9,593,255	$13,781,482	$—	$23,374,737

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,345,247
Aggregate gross unrealized depreciation	(843,984)

Net unrealized appreciation	$1,501,263

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,873,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.7%)
Ajax Mortgage Loan Trust,
Series 2018-C A
4.360%, 9/25/65(l)§	$385,125	$386,292
C-BASS TRUST,
Series 2007-CB1 AF6
3.568%, 1/25/37(e)	1,361,555	605,927
CSMC Trust,
Series 2018-RPL8 A1
4.125%, 7/25/58(l)§	285,137	286,158
Pretium Mortgage Credit Partners I LLC,
Series 2018-NPL3 A1
4.125%, 8/25/33(e)§	333,023	333,023
RASC Trust,
Series 2007-EMX1 A13
2.685%, 1/25/37(l)	869,350	795,685
Vericrest Opportunity Loan Trust,
Series 2019-NPL3 A1
3.967%, 3/25/49(e)§	300,000	300,000

Total Asset-Backed Securities		2,707,085

Collateralized Mortgage Obligations (10.0%)
FHLMC,
Series 358 300
3.000%, 10/15/47 STRIPS	413,567	415,292
Series 4484 CD
1.750%, 7/15/30	310,308	302,778
Series 4624 GA
2.500%, 4/15/40	386,181	381,309
Series 4749 LV
3.500%, 4/15/38	450,000	449,855
Series 4792 A
3.000%, 5/15/48	469,430	462,966
FNMA,
Series 2016-52 ZC
3.000%, 8/25/46	561,347	499,593
Series 2016-9 A
3.000%, 9/25/43	351,175	348,111
Series 2017-32 CA
3.000%, 10/25/42	818,442	820,261
Series 2017-51 EA
3.000%, 11/25/42	416,019	416,333
Series 2018-21
(Zero Coupon), 4/25/48 PO	468,840	368,714
Series 2018-36 A
3.000%, 6/25/48	275,230	274,566
JP Morgan Mortgage Trust,
Series 2018-7FRB A2
3.240%, 4/25/46(l)§	310,830	310,312
Residential Asset Securitization Trust,
Series 2006-A11 1A4
6.250%, 10/25/36	419,738	420,305
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
3.366%, 10/25/35(l)	370,876	356,712

Total Collateralized Mortgage Obligations		5,827,107

Corporate Bonds (12.8%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
5.250%, 3/1/37	150,000	157,821
CCO Holdings LLC
5.750%, 2/15/26§	35,000	36,620
5.000%, 2/1/28§	30,000	29,586
Frontier Communications Corp.
8.000%, 4/1/27§	20,000	20,650
Level 3 Financing, Inc.
5.375%, 1/15/24	50,000	50,930
Sprint Capital Corp.
6.875%, 11/15/28	15,000	14,419
Telesat Canada
8.875%, 11/15/24§	35,000	37,888
Verizon Communications, Inc.
4.272%, 1/15/36	80,000	80,955

		428,869

Interactive Media & Services (0.0%)
Match Group, Inc.
5.000%, 12/15/27§	30,000	30,075

Media (0.7%)
Cengage Learning, Inc.
9.500%, 6/15/24§	25,000	20,625
Charter Communications Operating LLC
4.908%, 7/23/25	85,000	89,709
Comcast Corp.
3.700%, 4/15/24	80,000	82,654
CSC Holdings LLC
5.250%, 6/1/24	30,000	30,450
Gray Television, Inc.
7.000%, 5/15/27§	50,000	53,000
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	45,000	46,631
5.400%, 10/1/48	45,000	45,556
Sirius XM Radio, Inc.
5.375%, 7/15/26§	30,000	30,648

		399,273

Wireless Telecommunication Services (0.1%)
Sprint Corp.
7.125%, 6/15/24	30,000	30,450

Total Communication Services		888,667

Consumer Discretionary (1.2%)
Auto Components (0.1%)
Icahn Enterprises LP
6.250%, 2/1/22	60,000	61,554
Panther BF Aggregator 2 LP
6.250%, 5/15/26§	25,000	25,375

		86,929

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	45,000	48,003
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 3.539%, 8/7/20(k)	15,000	14,966

		62,969

Hotels, Restaurants & Leisure (0.5%)
1011778 BC ULC
5.000%, 10/15/25§	35,000	34,573
Caesars Resort Collection LLC
5.250%, 10/15/25§	35,000	33,796
Eldorado Resorts, Inc.
6.000%, 4/1/25	30,000	30,525
Golden Nugget, Inc.
6.750%, 10/15/24§	35,000	35,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24	$45,000	$44,914
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	50,000	48,168
Viking Cruises Ltd.
5.875%, 9/15/27§	40,000	38,844

		265,995

Household Durables (0.1%)
Tempur Sealy International, Inc.
5.500%, 6/15/26	46,000	46,028

Leisure Products (0.1%)
Hasbro, Inc.
3.500%, 9/15/27	50,000	48,088

Multiline Retail (0.3%)
Dollar Tree, Inc.
4.000%, 5/15/25	145,000	146,687

Specialty Retail (0.0%)
PetSmart, Inc.
7.125%, 3/15/23§	20,000	14,950
5.875%, 6/1/25§	5,000	4,187

		19,137

Total Consumer Discretionary		675,833

Consumer Staples (0.9%)
Beverages (0.1%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46§	45,000	45,072
Cott Holdings, Inc.
5.500%, 4/1/25§	30,000	30,300

		75,372

Food & Staples Retailing (0.1%)
Albertsons Cos. LLC
5.750%, 3/15/25	25,000	23,750
7.500%, 3/15/26§	10,000	10,275

		34,025

Food Products (0.5%)
B&G Foods, Inc.
5.250%, 4/1/25(x)	25,000	24,031
JBS USA LUX SA
6.750%, 2/15/28§	43,000	44,491
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	45,000	45,563
Post Holdings, Inc.
5.500%, 3/1/25§	45,000	45,562
Smithfield Foods, Inc.
4.250%, 2/1/27§	105,000	99,897

		259,544

Tobacco (0.2%)
Altria Group, Inc.
5.950%, 2/14/49	45,000	48,310
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 3.564%, 8/15/22(k)	35,000	34,727
Reynolds American, Inc.
4.000%, 6/12/22	55,000	56,203

		139,240

Total Consumer Staples		508,181

Energy (1.4%)
Energy Equipment & Services (0.2%)
Transocean Poseidon Ltd.
6.875%, 2/1/27§	30,000	31,087
Transocean, Inc.
7.250%, 11/1/25§	15,000	14,850
USA Compression Partners LP
6.875%, 4/1/26	25,000	25,570
6.875%, 9/1/27§	20,000	20,350

		91,857

Oil, Gas & Consumable Fuels (1.2%)
Antero Midstream Partners LP
5.750%, 3/1/27§	30,000	30,450
Canadian Natural Resources Ltd.
2.950%, 1/15/23	105,000	104,079
Cheniere Energy Partners LP
5.250%, 10/1/25	65,000	66,462
Continental Resources, Inc.
4.375%, 1/15/28	45,000	46,138
Energy Transfer Operating LP
4.750%, 1/15/26	50,000	52,235
EQM Midstream Partners LP
4.750%, 7/15/23	50,000	50,985
Gulfport Energy Corp.
6.375%, 5/15/25	35,000	31,675
Hilcorp Energy I LP
6.250%, 11/1/28§	30,000	30,075
Indigo Natural Resources LLC
6.875%, 2/15/26§	20,000	17,726
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	40,000	48,693
Marathon Petroleum Corp.
5.125%, 12/15/26§	45,000	48,526
Oasis Petroleum, Inc.
6.875%, 3/15/22(x)	20,000	20,200
Parsley Energy LLC
5.625%, 10/15/27§	15,000	14,901
Peabody Energy Corp.
6.000%, 3/31/22§	25,000	25,188
QEP Resources, Inc.
5.625%, 3/1/26(x)	35,000	31,763
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	45,000	47,646
Sunoco LP
5.500%, 2/15/26	25,000	24,750
6.000%, 4/15/27§	15,000	15,071

		706,563

Total Energy		798,420

Financials (2.9%)
Banks (0.8%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	70,000	71,222
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	40,000	38,679
Bank of Nova Scotia (The)
3.400%, 2/11/24(x)	55,000	55,663
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 3.783%, 5/17/24(k)	100,000	100,775
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.355%, 3/2/23(k)	80,000	80,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Santander Holdings USA, Inc.
3.400%, 1/18/23	$95,000	$94,736

		441,172

Capital Markets (0.3%)
Goldman Sachs Group, Inc. (The)
3.625%, 2/20/24	50,000	50,487
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	45,000	45,325
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	100,000	101,916

		197,728

Consumer Finance (1.0%)
Ally Financial, Inc.
4.125%, 3/30/20	80,000	80,528
4.250%, 4/15/21	10,000	10,125
American Express Co.
3.400%, 2/22/24	70,000	71,025
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 3.471%, 1/30/23(k)	55,000	54,336
Discover Financial Services
4.100%, 2/9/27	100,000	99,760
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 3.785%, 1/5/23(k)	75,000	72,855
3.950%, 4/13/24	10,000	9,903
John Deere Capital Corp.
3.450%, 1/10/24	45,000	46,320
Synchrony Financial
3.950%, 12/1/27	130,000	122,179

		567,031

Diversified Financial Services (0.2%)
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	35,000	35,483
Tempo Acquisition LLC
6.750%, 6/1/25§	30,000	30,300
Verscend Escrow Corp.
9.750%, 8/15/26§	44,000	43,890

		109,673

Insurance (0.6%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	45,000	46,069
Athene Global Funding
3.000%, 7/1/22§	105,000	104,519
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	65,000	80,327
NFP Corp.
6.875%, 7/15/25§	45,000	42,975
Willis North America, Inc.
4.500%, 9/15/28	100,000	103,971

		377,861

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§	20,000	20,600

Total Financials		1,714,065

Health Care (1.1%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	50,000	47,832

Health Care Equipment & Supplies (0.3%)
Avantor, Inc.
9.000%, 10/1/25§	45,000	48,712
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	145,000	144,527

		193,239

Health Care Providers & Services (0.6%)
Centene Corp.
4.750%, 1/15/25	44,000	44,880
5.375%, 6/1/26§	5,000	5,219
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 3.677%, 7/15/23(k)§	145,000	144,236
HCA, Inc.
5.375%, 9/1/26	60,000	63,150
5.875%, 2/1/29	5,000	5,375
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	25,000	24,937
WellCare Health Plans, Inc.
5.375%, 8/15/26§	40,000	41,800

		329,597

Pharmaceuticals (0.1%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	15,000	16,446
8.500%, 1/31/27§	10,000	10,602
Bausch Health Cos., Inc.
7.000%, 3/15/24§	20,000	21,160
5.750%, 8/15/27§	5,000	5,121

		53,329

Total Health Care		623,997

Industrials (1.7%)
Aerospace & Defense (0.2%)
Bombardier, Inc.
6.000%, 10/15/22(x)§	20,000	20,176
Lockheed Martin Corp.
4.700%, 5/15/46	80,000	89,320
TransDigm, Inc.
6.250%, 3/15/26§	20,000	20,782
6.375%, 6/15/26	20,000	19,822

		150,100

Airlines (0.2%)
Delta Air Lines, Inc.
3.625%, 3/15/22	100,000	100,350

Building Products (0.2%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	30,000	29,550
Masonite International Corp.
5.625%, 3/15/23§	45,000	46,013
Owens Corning
4.400%, 1/30/48	55,000	45,322

		120,885

Commercial Services & Supplies (0.2%)
Aramark Services, Inc.
5.000%, 4/1/25§	25,000	25,600
5.000%, 2/1/28§	15,000	14,938
Garda World Security Corp.
8.750%, 5/15/25§	30,000	28,500
Star Merger Sub, Inc.
6.875%, 8/15/26§	15,000	15,282
Tervita Escrow Corp.
7.625%, 12/1/21§	45,000	44,775

		129,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Construction & Engineering (0.1%)
AECOM
5.125%, 3/15/27	$45,000	$43,537

Industrial Conglomerates (0.2%)
General Electric Co.
5.875%, 1/14/38	45,000	47,863
Roper Technologies, Inc.
4.200%, 9/15/28	45,000	46,627

		94,490

Machinery (0.1%)
Colfax Corp.
6.000%, 2/15/24§	25,000	26,033
6.375%, 2/15/26§	10,000	10,619

		36,652

Road & Rail (0.3%)
Avolon Holdings Funding Ltd.
5.125%, 10/1/23§	29,000	29,435
5.250%, 5/15/24§	30,000	30,900
CSX Corp.
3.800%, 11/1/46	50,000	47,071
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	100,000	99,913

		207,319

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.250%, 3/1/25	70,000	67,209
Beacon Roofing Supply, Inc.
4.875%, 11/1/25(x)§	40,000	37,650
United Rentals North America, Inc.
6.500%, 12/15/26	35,000	36,837

		141,696

Total Industrials		1,024,124

Information Technology (0.5%)
Communications Equipment (0.1%)
CommScope Finance LLC
5.500%, 3/1/24§	20,000	20,430
6.000%, 3/1/26§	20,000	20,662

		41,092

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.875%, 1/12/28	95,000	91,002

IT Services (0.1%)
GTT Communications, Inc.
7.875%, 12/31/24(x)§	45,000	39,038

Software (0.2%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	25,000	27,239
Informatica LLC
7.125%, 7/15/23§	55,000	56,306
Solera LLC
10.500%, 3/1/24§	15,000	16,219
Sophia LP
9.000%, 9/30/23§	30,000	31,106

		130,870

Total Information Technology		302,002

Materials (0.6%)
Chemicals (0.3%)
Ashland LLC
4.750%, 8/15/22(e)	30,000	30,864
Hexion, Inc.
6.625%, 4/15/20(x)	15,000	12,563
Mosaic Co. (The)
4.050%, 11/15/27	90,000	89,619
Nutrien Ltd.
4.200%, 4/1/29	45,000	46,349

		179,395

Containers & Packaging (0.3%)
Crown Americas LLC
4.750%, 2/1/26(x)	60,000	59,400
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	40,000	38,300
WRKCo, Inc.
3.750%, 3/15/25	50,000	50,305

		148,005

Metals & Mining (0.0%)
SunCoke Energy Partners LP
7.500%, 6/15/25§	30,000	30,375

Total Materials		357,775

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	30,000	31,028
4.850%, 4/15/49	30,000	31,376
American Tower Corp. (REIT)
3.950%, 3/15/29	80,000	80,298
Boston Properties LP (REIT)
4.500%, 12/1/28	45,000	47,619
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	55,000	53,994
3.800%, 2/15/28	50,000	49,396
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	45,000	44,698
MGM Growth Properties Operating Partnership LP (REIT)
5.750%, 2/1/27§	35,000	36,138
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	45,000	46,296
Welltower, Inc. (REIT)
3.950%, 9/1/23	45,000	46,665

		467,508

Total Real Estate		467,508

Utilities (0.2%)
Electric Utilities (0.1%)
Vistra Operations Co. LLC
5.500%, 9/1/26§	35,000	36,400
5.625%, 2/15/27§	25,000	25,938

		62,338

Gas Utilities (0.1%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	45,000	48,119

Total Utilities		110,457

Total Corporate Bonds		7,471,029

Mortgage-Backed Securities (3.3%)
FHLMC
3.000%, 9/1/46	566,780	564,876
4.000%, 4/1/47	401,526	416,152
4.000%, 10/1/48	97,350	100,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
3.000%, 4/1/37	$421,758	$424,457
2.500%, 2/1/47	452,254	438,762

Total Mortgage-Backed Securities		1,944,938

U.S. Treasury Obligations (9.6%)
U.S. Treasury Bonds
3.125%, 2/15/43	230,000	243,692
3.625%, 8/15/43	220,000	252,728
3.750%, 11/15/43	50,000	58,604
2.750%, 11/15/47	210,000	207,047
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/46 TIPS	339,942	346,128
U.S. Treasury Inflation Linked Notes
0.875%, 1/15/29 TIPS	169,468	174,808
U.S. Treasury Notes
1.375%, 2/15/20	20,000	19,820
1.875%, 3/31/22	270,000	267,254
1.875%, 4/30/22	380,000	375,864
1.750%, 5/31/22	380,000	374,345
2.625%, 2/28/23	290,000	294,189
2.500%, 3/31/23	340,000	343,416
2.750%, 4/30/23	340,000	346,696
1.625%, 5/31/23	280,000	273,151
1.875%, 8/31/24	350,000	342,997
2.125%, 9/30/24	360,000	357,173
2.250%, 10/31/24	350,000	349,453
3.000%, 9/30/25	330,000	343,592
2.250%, 8/15/27	320,000	316,945
2.250%, 11/15/27	280,000	277,034

Total U.S. Treasury Obligations		5,564,936

Total Long-Term Debt Securities (40.4%) (Cost $23,489,982)		23,515,095

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Interactive Media & Services (1.5%)
Alphabet, Inc., Class A*	396	466,048
Facebook, Inc., Class A*	2,449	408,224

		874,272

Total Communication Services		874,272

Consumer Discretionary (2.7%)
Hotels, Restaurants & Leisure (0.4%)
Starbucks Corp.	2,941	218,634

Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	342	609,016
Booking Holdings, Inc.*	131	228,583

		837,599

Multiline Retail (0.5%)
Dollar General Corp.	2,596	309,703

Specialty Retail (0.4%)
O’Reilly Automotive, Inc.*	523	203,081

Total Consumer Discretionary		1,569,017

Consumer Staples (1.3%)
Food & Staples Retailing (0.5%)
Sysco Corp.	4,569	305,027

Tobacco (0.8%)
Philip Morris International, Inc.	4,880	431,343

Total Consumer Staples		736,370

Energy (1.7%)
Energy Equipment & Services (0.5%)
Halliburton Co.	6,019	176,357
Patterson-UTI Energy, Inc.	8,308	116,478

		292,835

Oil, Gas & Consumable Fuels (1.2%)
Continental Resources, Inc.*	4,013	179,662
Devon Energy Corp.	6,766	213,535
Pioneer Natural Resources Co.	1,947	296,489

		689,686

Total Energy		982,521

Financials (2.6%)
Banks (1.0%)
Citigroup, Inc.	4,790	298,034
Wells Fargo & Co.	5,579	269,577

		567,611

Capital Markets (0.8%)
Charles Schwab Corp. (The)	3,961	169,372
Intercontinental Exchange, Inc.	4,196	319,484

		488,856

Insurance (0.8%)
Markel Corp.*	232	231,128
Willis Towers Watson plc	1,501	263,650

		494,778

Total Financials		1,551,245

Health Care (4.4%)
Biotechnology (0.2%)
BioMarin Pharmaceutical, Inc.*	1,436	127,560

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	4,706	376,198

Health Care Providers & Services (1.3%)
Anthem, Inc.	1,236	354,707
UnitedHealth Group, Inc.	1,642	406,001

		760,708

Pharmaceuticals (2.2%)
Allergan plc	638	93,410
AstraZeneca plc (ADR)	9,810	396,618
Bristol-Myers Squibb Co.	2,057	98,140
Novartis AG (ADR)	4,039	388,309
Zoetis, Inc.	3,014	303,419

		1,279,896

Total Health Care		2,544,362

Industrials (2.0%)
Aerospace & Defense (1.2%)
Boeing Co. (The)	722	275,385
Lockheed Martin Corp.	716	214,915
Northrop Grumman Corp.	702	189,259

		679,559

Air Freight & Logistics (0.4%)
FedEx Corp.	1,155	209,528

Industrial Conglomerates (0.4%)
Honeywell International, Inc.	1,630	259,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Total Industrials		$1,148,127

Information Technology (6.2%)
Communications Equipment (0.4%)
Telefonaktiebolaget LM Ericsson (ADR)(x)	23,668	217,272

IT Services (2.4%)
Automatic Data Processing, Inc.	1,438	229,706
Cognizant Technology Solutions Corp., Class A	3,697	267,848
PayPal Holdings, Inc.*	3,771	391,581
Visa, Inc., Class A	3,312	517,301

		1,406,436

Semiconductors & Semiconductor Equipment (0.8%)
Analog Devices, Inc.	2,503	263,491
Lam Research Corp.	1,105	197,806

		461,297

Software (2.0%)
Adobe, Inc.*	1,148	305,930
Microsoft Corp.	6,191	730,167
Splunk, Inc.*	892	111,143

		1,147,240

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.	2,029	385,409

Total Information Technology		3,617,654

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	2,502	493,044

Total Real Estate		493,044

Utilities (0.2%)
Electric Utilities (0.2%)
NextEra Energy, Inc.	535	103,426

Total Utilities		103,426

Total Common Stocks (23.4%) (Cost $12,137,016)		13,620,038

INVESTMENT COMPANIES:
Fixed Income (7.2%)
DoubleLine Floating Rate Fund‡	260,559	2,514,392
DoubleLine Global Bond Fund‡	164,241	1,688,396

Total Investment Companies (7.2%) (Cost $4,265,000)		4,202,788

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.8%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $376,435, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $383,882.(xx)	$376,355	376,355
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $37,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $37,748.(xx)	37,000	37,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $10,344, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $11,080.(xx)	10,342	10,342
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $37,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $37,740.(xx)	37,000	37,000

Total Repurchase Agreements		460,697

U.S. Treasury Obligations (24.5%)
U.S. Treasury Bills
2.38%, 7/11/19(p)	460,000	456,925
2.38%, 7/18/19(p)	4,000,000	3,971,436
2.38%, 8/15/19(p)	9,000,000	8,919,155
2.39%, 9/5/19(p)	190,000	188,030
2.36%, 11/7/19(p)	750,000	739,296

Total U.S. Treasury Obligations		14,274,842

Total Short-Term Investments (25.3%) (Cost $14,731,993)		14,735,539

Total Investments in Securities (96.3%) (Cost $54,623,991)		56,073,460
Other Assets Less Liabilities (3.7%)		2,138,229

Net Assets (100%)		$58,211,689

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $4,350,016 or 7.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)	At March 31, 2019, the Portfolio had loaned securities with a total value of $448,496. This was collateralized by cash of $460,697 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PO — Principal Only

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund	260,559	2,467,491	—	—	—	46,901	2,514,392	35,541	—
DoubleLine Global Bond Fund	164,241	1,671,972	—	—	—	16,424	1,688,396	—	—

Total		4,139,463	—	—	—	63,325	4,202,788	35,541	—

OTC Total return swap contracts outstanding as of March 31, 2019 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	4/22/2019	USD 14,000,000	64,226

							64,226

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,707,085	$—	$2,707,085
Collateralized Mortgage Obligations	—	5,827,107	—	5,827,107
Common Stocks
Communication Services	874,272	—	—	874,272
Consumer Discretionary	1,569,017	—	—	1,569,017
Consumer Staples	736,370	—	—	736,370
Energy	982,521	—	—	982,521
Financials	1,551,245	—	—	1,551,245
Health Care	2,544,362	—	—	2,544,362
Industrials	1,148,127	—	—	1,148,127
Information Technology	3,617,654	—	—	3,617,654
Real Estate	493,044	—	—	493,044
Utilities	103,426	—	—	103,426
Corporate Bonds
Communication Services	—	888,667	—	888,667
Consumer Discretionary	—	675,833	—	675,833
Consumer Staples	—	508,181	—	508,181
Energy	—	798,420	—	798,420
Financials	—	1,714,065	—	1,714,065
Health Care	—	623,997	—	623,997
Industrials	—	1,024,124	—	1,024,124
Information Technology	—	302,002	—	302,002
Materials	—	357,775	—	357,775
Real Estate	—	467,508	—	467,508
Utilities	—	110,457	—	110,457
Investment Companies	4,202,788	—	—	4,202,788
Mortgage-Backed Securities	—	1,944,938	—	1,944,938
Short-Term Investments
Repurchase Agreements	—	460,697	—	460,697
U.S. Treasury Obligations	—	14,274,842	—	14,274,842
Total Return Swaps	—	64,226	—	64,226
U.S. Treasury Obligations	—	5,564,936	—	5,564,936

Total Assets	$17,822,826	$38,314,860	$—	$56,137,686

Total Liabilities	$—	$—	$—	$—

Total	$17,822,826	$38,314,860	$—	$56,137,686

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,405,778
Aggregate gross unrealized depreciation	(935,921)

Net unrealized appreciation	$1,469,857

Federal income tax cost of investments in securities and derivative instruments, if applicable	$54,667,829

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.2%)
AASET US Ltd.,
Series 2018-1A A
3.844%, 1/16/38§	$1,109,926	$1,108,909
AIMCO CLO,
Series 2018-AA D
5.323%, 4/17/31(l)§	500,000	472,246
ALM XII Ltd.,
Series 2015-12A C1R2
5.429%, 4/16/27(l)§	500,000	490,946
Apidos CLO XII,
Series 2013-12A DR
5.387%, 4/15/31(l)§	500,000	475,780
Apidos CLO XXI,
Series 2015-21A CR
5.230%, 7/18/27(l)§	500,000	483,288
Atrium IX,
Series 9A DR
6.229%, 5/28/30(l)§	500,000	497,113
Babson CLO Ltd.,
Series 2015-2A DR
5.711%, 10/20/30(l)§	500,000	490,342
Series 2015-IA DR
5.361%, 1/20/31(l)§	500,000	477,486
Barings CLO Ltd.,
Series 2017-1A D
6.380%, 7/18/29(l)§	500,000	500,024
Series 2019-1A D
6.447%, 4/15/31(l)§	500,000	500,000
Series 2019-2A C
3.850%, 4/15/31(l)§	500,000	500,017
BlueMountain CLO Ltd.,
Series 2016-2A C
6.744%, 8/20/28(l)§	500,000	500,081
CAL Funding III Ltd.,
Series 2018-1A A
3.960%, 2/25/43§	490,417	496,568
Canyon Capital CLO Ltd.,
Series 2014-1A CR
5.501%, 1/30/31(l)§	500,000	475,305
Series 2017-1A D
6.387%, 7/15/30(l)§	500,000	490,947
CLI Funding LLC,
Series 2018-1A A
4.030%, 4/18/43§	452,716	458,096
Cook Park CLO Ltd.,
Series 2018-1A D
5.373%, 4/17/30(l)§	500,000	475,803
Dryden 40 Senior Loan Fund,
Series 2015-40A DR
5.784%, 8/15/31(l)§	500,000	487,858
Dryden 57 CLO Ltd.,
Series 2018-57A D
5.234%, 5/15/31(l)§	500,000	473,962
ECAF I Ltd.,
Series 2015-1A A1
3.473%, 6/15/40§	194,414	193,235
Flagship Credit Auto Trust,
Series 2017-4 C
2.920%, 11/15/23§	500,000	496,217
Fremont Home Loan Trust,
Series 2006-D 1A1
2.626%, 11/25/36(l)	6,680,129	4,636,211
Gilbert Park CLO Ltd.,
Series 2017-1A D
5.737%, 10/15/30(l)§	500,000	490,398
Goldentree Loan Management US CLO 3 Ltd.,
Series 2018-3A D
5.611%, 4/20/30(l)§	1,000,000	970,780
GPMT Ltd.,
Series 2019-FL2 D
5.434%, 2/22/36(l)§	459,000	460,569
Helios Issuer LLC,
Series 2017-1A A
4.940%, 9/20/49§	585,819	602,225
Invitation Homes Trust,
Series 2017-SFR2 E
4.732%, 12/17/36(l)§	200,000	200,510
Series 2018-SFR1 C
3.732%, 3/17/37(l)§	740,000	733,975
Series 2018-SFR1 D
3.932%, 3/17/37(l)§	490,000	487,352
LCM 28 Ltd.,
Series 28A D
5.402%, 10/20/30(l)§	500,000	483,813
Lendmark Funding Trust,
Series 2017-1A A
2.830%, 12/22/25§	250,000	247,961
Long Point Park CLO Ltd.,
Series 2017-1A C
5.173%, 1/17/30(l)§	500,000	471,204
Madison Park Funding XIV Ltd.,
Series 2014-14A DRR
5.711%, 10/22/30(l)§	500,000	485,939
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	415,095	416,764
Series 2018-2GS A
4.200%, 2/22/44§	660,387	669,090
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	596,442	596,691
Octagon Investment Partners 31 LLC,
Series 2017-1A D
6.461%, 7/20/30(l)§	500,000	493,191
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
5.261%, 1/20/30(l)§	500,000	468,727
Octagon Investment Partners XV Ltd.,
Series 2013-1A DR
6.461%, 7/19/30(l)§	500,000	492,954
OHA Credit Funding 1 Ltd.,
Series 2018-1A D
5.689%, 10/20/30(l)§	500,000	491,191
OneMain Financial Issuance Trust,
Series 2015-1A A
3.190%, 3/18/26§	26,047	26,043
SBA Tower Trust (REIT),
3.168%, 4/11/22§	250,000	248,693
SoFi Consumer Loan Program LLC,
Series 2017-2 A
3.280%, 2/25/26§	82,402	82,498
Springleaf Funding Trust,
Series 2017-AA A
2.680%, 7/15/30§	250,000	248,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
TAL Advantage VI LLC,
Series 2017-1A A
4.500%, 4/20/42§	$484,807	$498,016
TCI-Cent CLO Income Note Issuer Ltd.,
Series 2017-1A C
6.421%, 7/25/30(l)§	500,000	492,967
Thacher Park CLO Ltd.,
Series 2014-1A D1R
6.161%, 10/20/26(l)§	500,000	500,118
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
5.687%, 1/15/31(l)§	500,000	473,771
Series 2014-2A ER
8.537%, 1/15/31(l)§	500,000	458,558
Series 2015-2A ER
8.337%, 10/15/27(l)§	500,000	492,716
Series 2017-1A D
6.530%, 4/18/29(l)§	250,000	249,007
Series 2017-3A D
5.937%, 10/15/30(l)§	500,000	488,597
Series 2018-1A D
5.687%, 7/15/30(l)§	500,000	474,579
Series 2018-1A E
8.287%, 7/15/30(l)§	500,000	458,638
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A
4.212%, 5/17/32(e)§	816,120	828,392
Triton Container Finance V LLC,
Series 2018-1A A
3.950%, 3/20/43§	450,000	455,369
USQ Rail I LLC,
Series 2018-1 A1
3.783%, 4/25/48§	438,289	446,140
Vantage Data Centers Issuer LLC,
Series 2018-1A A2
4.072%, 2/16/43§	494,583	501,936
VERDE CLO,
Series 2019-1A D
0.000%, 4/15/32(l)§	1,000,000	1,000,000
Vericrest Opportunity Loan Trust,
Series 2019-NPL3 A1
3.967%, 3/25/49(e)§	1,500,000	1,500,001
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	998,587	1,034,041
Voya CLO Ltd.,
Series 2017-3A C
6.311%, 7/20/30(l)§	500,000	489,807

Total Asset-Backed Securities		35,891,663

Collateralized Mortgage Obligations (16.3%)
Alternative Loan Trust,
Series 2005-69 A1
3.397%, 12/25/35(l)	806,132	767,369
Series 2006-19CB A15
6.000%, 8/25/36	295,323	253,635
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	404,821	382,601
Series 2007-5 3A1
6.000%, 7/25/37	2,941,986	2,632,083
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	3,522,875	3,006,227
Series 2006-J4 A5
6.250%, 9/25/36	535,594	399,074
Series 2007-14 A18
6.000%, 9/25/37	2,313,667	1,862,207
Series 2007-HY1 1A1
4.461%, 4/25/37(l)	400,657	388,716
Series 2007-HY1 2A1
4.175%, 3/25/37(l)	189,748	188,359
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
4.804%, 3/25/36(l)	495,785	474,658
Series 2006-AR7 2A3A
4.334%, 11/25/36(l)	1,107,380	1,043,797
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1
6.500%, 6/25/36	5,464,803	2,377,398
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,757,787	1,857,365
Series 4050 ND
2.500%, 9/15/41	2,539,935	2,482,909
Series 4076 QD
2.500%, 11/15/41	2,429,619	2,364,287
Series 4471 GA
3.000%, 2/15/44	635,548	638,228
Series 4483 CA
3.000%, 6/15/44	380,909	381,870
Series 4673 NT
3.500%, 9/15/43	2,550,908	2,594,056
Series 4745 EC
3.000%, 12/15/44	1,318,587	1,311,199
Series 4750 PA
3.000%, 7/15/46	1,842,409	1,825,426
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA3 A6
6.000%, 7/25/36	3,466,207	2,747,772
FNMA,
Series 2012-101 AP
2.000%, 8/25/40	2,771,458	2,703,728
Series 2013-18 CD
1.500%, 10/25/27	955,807	929,840
Series 2013-54 NP
2.500%, 3/25/43	3,904,693	3,763,118
Series 2015-42 CA
3.000%, 3/25/44	1,075,088	1,079,852
Series 2015-80 CA
3.000%, 4/25/40	4,291,348	4,303,700
Series 2015-9 HA
3.000%, 1/25/45	413,402	417,676
Series 2017-98 PA
3.000%, 12/25/47	1,879,221	1,849,465
Series 2018-38 LA
3.000%, 6/25/48	1,859,988	1,840,653
Series 2018-44 PZ
3.500%, 6/25/48	1,801,717	1,834,787
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
2.725%, 4/25/47(l)	4,824,359	4,444,902
RALI Trust,
Series 2007-QS8 A10
6.000%, 6/25/37	1,928,812	1,739,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	$2,109,430	$1,586,884
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	398,295	395,048
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV
3.000%, 11/25/57(l)	2,436,792	2,402,772
SG Residential Mortgage Trust,
Series 2017-1 A1
3.709%, 4/25/47(l)§	837,200	837,760
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
3.366%, 10/25/35(l)	2,239,688	2,154,151
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	322,052	318,560
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	377,153	377,316
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR16 6A3
4.532%, 10/25/35(l)	705,615	715,771

Total Collateralized Mortgage Obligations		63,674,830

Commercial Mortgage-Backed Securities (7.6%)
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 A
3.492%, 3/15/36(l)§	805,000	805,002
Series 2019-CRE5 B
3.992%, 3/15/36(l)§	805,000	805,002
Series 2019-CRE5 D
4.842%, 3/15/36(l)§	805,000	805,001
BANK,
Series 2019-BN17 C
1.000%, 4/15/52(l)	494,000	509,762
BBCMS Mortgage Trust,
Series 2017-C1 XA
1.511%, 2/15/50 IO(l)	986,457	87,919
Series 2018-TALL B
3.455%, 3/15/37(l)§	492,000	487,706
BENCHMARK Mortgage Trust,
Series 2019-B10 C
3.750%, 3/15/62	494,000	480,378
Series 2019-B10 XA
1.000%, 3/15/62 IO(l)	12,531,000	1,177,081
CFCRE Commercial Mortgage Trust,
Series 2016-C3 XA
1.049%, 1/10/48 IO(l)	970,933	56,272
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 C
4.428%, 2/10/48(l)	725,000	732,864
Series 2015-GC35 C
4.499%, 11/10/48(l)	500,000	504,761
Series 2015-GC35 XA
0.870%, 11/10/48 IO(l)	829,912	31,891
Series 2016-P4 A4
2.902%, 7/10/49	89,000	87,752
Series 2016-P4 XA
1.993%, 7/10/49 IO(l)	759,139	79,310
Series 2016-P6 A5
3.720%, 12/10/49(l)	73,000	75,852
Series 2019-SST2 D
4.084%, 12/15/36(l)§	779,000	779,079
Series 2019-SST2 E
4.484%, 12/15/36(l)§	779,000	779,063
Cloverleaf Cold Storage Trust,
Series 2019-CHL2 A
3.560%, 3/15/36(l)§	328,000	328,107
Series 2019-CHL2 E
4.780%, 3/15/36(l)§	328,000	328,209
Series 2019-CHL2 F
5.230%, 3/15/36(l)§	328,000	328,213
Cold Storage Trust,
Series 2017-ICE3 A
3.484%, 4/15/36(l)§	805,000	805,009
COMM Mortgage Trust,
Series 2012-CR4 D
4.572%, 10/15/45(b)(l)§	128,000	56,171
Series 2013-CR10 XA
0.683%, 8/10/46 IO(l)	1,771,534	46,589
Series 2013-CR11 B
5.129%, 8/10/50(l)	754,000	804,529
Series 2015-CR22 D
4.118%, 3/10/48(l)§	87,000	81,047
Series 2015-CR26 B
4.483%, 10/10/48(l)	100,000	104,182
Series 2015-CR26 XA
0.962%, 10/10/48 IO(l)	1,221,015	59,788
Series 2015-LC23 C
4.645%, 10/10/48(l)	64,000	66,882
Series 2016-DC2 XA
1.034%, 2/10/49 IO(l)	969,885	51,813
Series 2016-GCT E
3.461%, 8/10/29(l)§	180,000	175,570
Series 2018-HCLV C
4.184%, 9/15/33(l)§	439,000	439,907
Commercial Mortgage Pass-Through Certificates,
Series 2016-CR28 C
4.646%, 2/10/49(l)	66,000	69,017
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.911%, 4/15/50 IO(l)	1,491,559	58,155
Series 2015-C2 AS
3.849%, 6/15/57(l)	140,000	142,550
Series 2015-C4 C
4.582%, 11/15/48(l)	371,000	380,686
CSMC Trust,
Series 2017-MOON E
3.196%, 7/10/34(l)§	492,000	477,834
DBCG Mortgage Trust,
Series 2017-BBG B
3.334%, 6/15/34(l)§	350,000	346,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K050 A2
3.334%, 8/25/25(l)	$50,000	$51,707
Series K722 X1
1.307%, 3/25/23 IO(l)	949,937	39,466
FNMA ACES,
Series 2016-M3 A2
2.702%, 2/25/26	67,000	66,543
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 AM
5.439%, 12/10/49(l)	14,319	12,890
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA
1.516%, 2/10/46 IO(l)	1,261,297	61,013
GS Mortgage Securities Corp. Trust,
Series 2018-3PCK A
3.934%, 9/15/31(l)§	878,000	873,978
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.520%, 11/10/47(l)§	325,000	276,515
Series 2017-GS8 C
4.337%, 11/10/50(l)	494,000	503,408
IMT Trust,
Series 2017-APTS BFL
3.434%, 6/15/34(l)§	634,000	630,510
Series 2017-APTS CFL
3.584%, 6/15/34(l)§	634,000	629,937
Series 2017-APTS DFL
4.034%, 6/15/34(l)§	822,000	822,500
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM
5.372%, 5/15/47	11,427	11,424
Series 2007-LDPX AM
5.322%, 1/15/49(l)	19,032	19,054
Series 2015-JP1 XA
1.118%, 1/15/49 IO(l)	973,883	42,286
Series 2016-JP2 B
3.460%, 8/15/49	28,000	27,687
Series 2016-JP2 C
3.792%, 8/15/49(l)	22,000	21,674
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27 D
3.843%, 2/15/48(l)§	347,000	322,250
Series 2015-C28 B
3.986%, 10/15/48	500,000	508,407
Series 2015-C28 C
4.220%, 10/15/48(l)	400,000	401,756
Series 2015-C32 C
4.672%, 11/15/48(l)	91,000	93,562
Series 2016-C1 C
4.738%, 3/15/49(l)	66,000	68,453
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR4 B
4.440%, 3/10/52	754,000	795,489
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.687%, 6/15/49 IO(l)	981,623	73,530
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	402,146
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.556%, 3/10/49(l)§	72,000	67,061
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C
4.000%, 12/15/47	125,000	122,929
Series 2015-C20 C
4.462%, 2/15/48(l)	125,000	127,467
Series 2016-C32 A4
3.720%, 12/15/49	76,000	78,831
Morgan Stanley Capital I Trust,
Series 2007-T27 AJ
5.946%, 6/11/42(l)	779,636	828,034
Series 2015-UBS8 XA
0.911%, 12/15/48 IO(l)	1,050,460	50,257
Series 2016-UB11 XA
1.639%, 8/15/49 IO(l)	956,797	79,292
MSCG Trust,
Series 2016-SNR C
5.205%, 11/15/34§	78,200	78,261
PFP Ltd.,
Series 2017-3 C
4.984%, 1/14/35(l)§	26,323	26,359
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
1.997%, 10/10/48 IO(l)	629,156	62,159
UBS Commercial Mortgage Trust,
Series 2017-C7 C
4.587%, 12/15/50(l)	494,000	504,613
Series 2018-C13 XA
0.801%, 10/15/51 IO(l)	12,012,027	709,921
Series 2019-C16 B
4.320%, 4/15/52	821,000	839,727
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	1,396,753	1,404,700
Series 2019-1 M2
4.010%, 3/25/49(l)§	349,188	351,100
Series 2019-1 M3
4.120%, 3/25/49(l)§	374,130	376,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5 D
4.761%, 10/15/45(l)§	$511,000	$514,818
Series 2014-LC16 D
3.938%, 8/15/50§	150,000	122,626
Series 2015-C28 C
4.128%, 5/15/48(l)	140,000	137,872
Series 2015-C30 XA
0.920%, 9/15/58 IO(l)	7,122,375	339,175
Series 2015-C31 C
4.607%, 11/15/48(l)	105,000	105,971
Series 2015-C31 XA
1.063%, 11/15/48 IO(l)	1,207,477	65,981
Series 2015-LC22 C
4.543%, 9/15/58(l)	50,000	50,760
Series 2015-P2 A4
3.809%, 12/15/48	66,000	68,845
Series 2015-P2 XA
1.004%, 12/15/48 IO(l)	979,574	45,650
Series 2016-C32 C
4.722%, 1/15/59(l)	51,000	52,101
Series 2016-NXS6 XA
1.640%, 11/15/49 IO(l)	976,393	79,788
Series 2017-C41 C
4.511%, 11/15/50(l)	500,000	509,326
Series 2017-RC1 XA
1.544%, 1/15/60 IO(l)	1,207,350	103,450
Series 2019-C49 B
4.546%, 3/15/52	779,000	825,847
Series 2019-C49 C
4.866%, 3/15/52(l)	779,000	807,631
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.069%, 8/15/47 IO(l)	2,769,350	110,810

Total Commercial Mortgage-Backed Securities		29,839,617

Corporate Bonds (28.5%)
Communication Services (3.0%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
5.250%, 3/1/37	990,000	1,041,617
CCO Holdings LLC
5.750%, 2/15/26§	200,000	209,260
5.000%, 2/1/28§	140,000	138,068
Frontier Communications Corp.
8.000%, 4/1/27§	105,000	108,412
Level 3 Financing, Inc.
5.375%, 1/15/24	275,000	280,115
SingTel Group Treasury Pte. Ltd.
4.500%, 9/8/21(m)	588,000	610,247
Sprint Capital Corp.
6.875%, 11/15/28	170,000	163,421
Telesat Canada
8.875%, 11/15/24§	135,000	146,138
Verizon Communications, Inc.
4.272%, 1/15/36	500,000	505,969

		3,203,247

Interactive Media & Services (0.1%)
Match Group, Inc.
5.000%, 12/15/27§	210,000	210,525

Media (0.8%)
Cengage Learning, Inc.
9.500%, 6/15/24§	130,000	107,250
Charter Communications Operating LLC
4.908%, 7/23/25	590,000	622,686
Comcast Corp.
3.700%, 4/15/24	460,000	475,261
CSC Holdings LLC
5.250%, 6/1/24	160,000	162,400
Gray Television, Inc.
7.000%, 5/15/27§	245,000	259,700
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	285,000	295,330
5.400%, 10/1/48	320,000	323,954
Sirius XM Radio, Inc.
5.375%, 7/15/26§	120,000	122,592
VTR Finance BV
6.875%, 1/15/24§	180,000	183,265
6.875%, 1/15/24(m)	461,000	469,363

		3,021,801

Wireless Telecommunication Services (1.3%)
America Movil SAB de CV
5.000%, 3/30/20	400,000	407,200
Bharti Airtel International Netherlands BV
5.125%, 3/11/23(m)	700,000	719,968
Bharti Airtel Ltd.
4.375%, 6/10/25(m)	400,000	392,530
C&W Senior Financing DAC
7.500%, 10/15/26§	300,000	309,000
6.875%, 9/15/27(m)	900,000	902,250
Comunicaciones Celulares SA
6.875%, 2/6/24(m)	200,000	207,750
Digicel Group Two Ltd.
7.125%, 4/1/24 PIK§	250,000	61,788
Empresa Nacional de Telecomunicaciones SA
4.750%, 8/1/26(m)(x)	600,000	604,485
Millicom International Cellular SA
6.625%, 10/15/26§	200,000	209,441
6.625%, 10/15/26(m)	200,000	209,441
5.125%, 1/15/28(m)	400,000	382,888
6.250%, 3/25/29§	400,000	406,924
Sprint Corp.
7.125%, 6/15/24	160,000	162,400
Telefonica Celular del Paraguay SA
5.875%, 4/15/27§	200,000	202,900

		5,178,965

Total Communication Services		11,614,538

Consumer Discretionary (1.7%)
Auto Components (0.1%)
Icahn Enterprises LP
6.375%, 12/15/25	205,000	209,879
Panther BF Aggregator 2 LP
6.250%, 5/15/26§	180,000	182,700

		392,579

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	310,000	330,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 3.539%, 8/7/20(k)	$65,000	$64,851

		395,541

Hotels, Restaurants & Leisure (0.8%)
1011778 BC ULC
5.000%, 10/15/25§	345,000	340,791
Caesars Resort Collection LLC
5.250%, 10/15/25§	220,000	212,432
Eldorado Resorts, Inc.
6.000%, 4/1/25	165,000	167,887
Gohl Capital Ltd.
4.250%, 1/24/27(m)	900,000	894,686
Golden Nugget, Inc.
6.750%, 10/15/24§	210,000	211,050
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24	340,000	339,354
LTF Merger Sub, Inc.
8.500%, 6/15/23§	245,000	251,738
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	360,000	346,806
Viking Cruises Ltd.
5.875%, 9/15/27§	250,000	242,775

		3,007,519

Household Durables (0.2%)
Controladora Mabe SA de CV
5.600%, 10/23/28(m)	600,000	608,073
Tempur Sealy International, Inc.
5.500%, 6/15/26	184,000	184,110

		792,183

Leisure Products (0.1%)
Hasbro, Inc.
3.500%, 9/15/27	345,000	331,807

Multiline Retail (0.4%)
Dollar Tree, Inc.
4.000%, 5/15/25	960,000	971,169
El Puerto de Liverpool SAB de CV
3.875%, 10/6/26(m)	200,000	190,521
SACI Falabella
3.750%, 4/30/23(m)	600,000	604,500

		1,766,190

Specialty Retail (0.0%)
PetSmart, Inc.
7.125%, 3/15/23(x)§	135,000	100,912
5.875%, 6/1/25§	30,000	25,125

		126,037

Total Consumer Discretionary		6,811,856

Consumer Staples (1.9%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46§	340,000	340,543
Cott Holdings, Inc.
5.500%, 4/1/25§	175,000	176,750
Embotelladora Andina SA
5.000%, 10/1/23(m)(x)	413,000	433,202
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	200,000	194,725

		1,145,220

Food & Staples Retailing (0.1%)
Albertsons Cos. LLC
5.750%, 3/15/25	55,000	52,250
7.500%, 3/15/26§	165,000	169,537

		221,787

Food Products (1.3%)
Adecoagro SA
6.000%, 9/21/27(m)	150,000	141,000
B&G Foods, Inc.
5.250%, 4/1/25(x)	175,000	168,219
Grupo Bimbo SAB de CV
4.875%, 6/30/20(m)(x)	500,000	510,000
JBS Investments GmbH
6.250%, 2/5/23(m)	600,000	607,590
7.250%, 4/3/24(m)	200,000	207,000
JBS Investments II GmbH
7.000%, 1/15/26§	200,000	204,500
JBS USA LUX SA
6.750%, 2/15/28§	245,000	253,493
MARB BondCo plc
7.000%, 3/15/24§	200,000	198,500
7.000%, 3/15/24(m)(x)	200,000	198,475
6.875%, 1/19/25(m)	400,000	387,658
Marfrig Holdings Europe BV
8.000%, 6/8/23§	200,000	206,000
Minerva Luxembourg SA
6.500%, 9/20/26(m)	400,000	395,474
5.875%, 1/19/28(m)	600,000	552,750
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	190,000	192,375
Post Holdings, Inc.
5.500%, 3/1/25§	250,000	253,125
Smithfield Foods, Inc.
4.250%, 2/1/27§	720,000	685,008

		5,161,167

Tobacco (0.2%)
Altria Group, Inc.
5.950%, 2/14/49	295,000	316,702
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 3.564%, 8/15/22(k)	450,000	446,486
Reynolds American, Inc.
4.000%, 6/12/22	195,000	199,266

		962,454

Total Consumer Staples		7,490,628

Energy (4.6%)
Energy Equipment & Services (0.2%)
Delek & Avner Tamar Bond Ltd.
5.082%, 12/30/23§	100,000	102,000
5.412%, 12/30/25§	160,000	163,000
Transocean Poseidon Ltd.
6.875%, 2/1/27§	210,000	217,612
Transocean, Inc.
7.250%, 11/1/25§	90,000	89,100
USA Compression Partners LP
6.875%, 4/1/26	120,000	122,736
6.875%, 9/1/27§	125,000	127,188

		821,636

Oil, Gas & Consumable Fuels (4.4%)
AI Candelaria Spain SLU
7.500%, 12/15/28(m)(x)	550,000	574,750
Antero Midstream Partners LP
5.750%, 3/1/27§	335,000	340,025

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
APT Pipelines Ltd.
4.250%, 7/15/27§	$500,000	$505,724
Bharat Petroleum Corp. Ltd.
4.625%, 10/25/22(m)	200,000	206,439
BPRL International Singapore Pte. Ltd.
4.375%, 1/18/27(m)	500,000	503,053
Canacol Energy Ltd.
7.250%, 5/3/25§	300,000	299,482
7.250%, 5/3/25(m)	650,000	648,879
Canadian Natural Resources Ltd.
2.950%, 1/15/23	655,000	649,257
Cheniere Energy Partners LP
5.250%, 10/1/25	180,000	184,050
5.625%, 10/1/26§	150,000	153,750
CNOOC Finance 2012 Ltd.
3.875%, 5/2/22(m)	200,000	203,929
CNPC General Capital Ltd.
3.950%, 4/19/22(m)	200,000	204,289
Continental Resources, Inc.
4.375%, 1/15/28	340,000	348,602
Cosan Overseas Ltd.
8.250%, 5/5/19(m)(y)	300,000	306,000
Energy Transfer Operating LP
4.750%, 1/15/26	310,000	323,859
EQM Midstream Partners LP
4.750%, 7/15/23	330,000	336,501
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	270,536	272,323
Geopark Ltd.
6.500%, 9/21/24(m)	1,000,000	997,500
GNL Quintero SA
4.634%, 7/31/29(m)	450,000	464,783
Gran Tierra Energy International Holdings Ltd.
6.250%, 2/15/25(m)(x)	600,000	571,500
Gulfport Energy Corp.
6.375%, 5/15/25	185,000	167,425
Hilcorp Energy I LP
6.250%, 11/1/28§	145,000	145,362
Indian Oil Corp. Ltd.
5.625%, 8/2/21(m)	200,000	209,425
5.750%, 8/1/23(m)	900,000	969,944
Indigo Natural Resources LLC
6.875%, 2/15/26§	125,000	110,787
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	275,000	334,763
Marathon Petroleum Corp.
5.125%, 12/15/26§	270,000	291,156
Oasis Petroleum, Inc.
6.875%, 3/15/22(x)	100,000	101,000
ONGC Videsh Vankorneft Pte. Ltd.
3.750%, 7/27/26(m)	700,000	682,483
Parsley Energy LLC
5.625%, 10/15/27§	90,000	89,406
Peabody Energy Corp.
6.000%, 3/31/22§	335,000	337,512
Petrobras Global Finance BV
5.750%, 2/1/29	950,000	937,982
6.900%, 3/19/49	400,000	394,680
Petroleos Mexicanos
6.500%, 6/2/41	350,000	316,817
QEP Resources, Inc.
5.625%, 3/1/26(x)	135,000	122,512
Raizen Fuels Finance SA
5.300%, 1/20/27(m)	200,000	204,685
Reliance Holding USA, Inc.
5.400%, 2/14/22(m)	400,000	419,138
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	300,000	317,638
Sinopec Group Overseas Development 2016 Ltd.
2.750%, 5/3/21(m)(x)	300,000	297,601
2.750%, 9/29/26(m)	700,000	662,652
Sunoco LP
5.500%, 2/15/26	105,000	103,950
6.000%, 4/15/27§	90,000	90,423
TransCanada PipeLines Ltd.
4.250%, 5/15/28	500,000	523,180
Transportadora de Gas del Peru SA
4.250%, 4/30/28(m)	200,000	202,750
YPF SA
8.500%, 7/28/25(m)	600,000	585,750
6.950%, 7/21/27(m)	350,000	307,951

		17,021,667

Total Energy		17,843,303

Financials (6.2%)
Banks (2.7%)
Banco Bilbao Vizcaya Argentaria Colombia SA
4.875%, 4/21/25(m)(x)	300,000	311,100
Banco BTG Pactual SA
5.500%, 1/31/23(m)	400,000	398,418
Banco de Bogota SA
6.250%, 5/12/26(m)(x)	200,000	215,250
Banco de Credito e Inversiones SA
4.000%, 2/11/23(m)	200,000	203,000
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23§	200,000	203,955
7.000%, 2/1/23(m)	200,000	203,955
Banco del Estado de Chile
2.668%, 1/8/21(m)	500,000	494,375
Banco General SA
4.125%, 8/7/27(m)	300,000	295,067
Banco Internacional del Peru SAA
5.750%, 10/7/20(m)	300,000	310,432
Banco Santander Chile
3.875%, 9/20/22(m)(x)	150,000	152,357
Bancolombia SA
6.125%, 7/26/20	200,000	206,277
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	480,000	488,381
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	280,000	270,756
Bank of Nova Scotia (The)
3.400%, 2/11/24(x)	335,000	339,036
BBVA Banco Continental SA
5.000%, 8/26/22(m)	100,000	104,625
BDO Unibank, Inc.
2.625%, 10/24/21(m)	150,000	147,075
2.950%, 3/6/23(m)	1,250,000	1,223,606
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 3.783%, 5/17/24(k)	660,000	665,115

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Gilex Holding Sarl
8.500%, 5/2/23§	$350,000	$371,000
Global Bank Corp.
5.125%, 10/30/19(m)	500,000	504,408
4.500%, 10/20/21(m)	600,000	606,900
Grupo Aval Ltd.
4.750%, 9/26/22(m)	300,000	303,150
Industrial Senior Trust
5.500%, 11/1/22(m)	100,000	101,000
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.355%, 3/2/23(k)	505,000	505,610
Royal Bank of Scotland Group plc
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23(k)	560,000	555,687
Santander Holdings USA, Inc.
3.400%, 1/18/23	670,000	668,142
Union Bank of the Philippines
3.369%, 11/29/22(m)	500,000	495,412

		10,344,089

Capital Markets (0.7%)
Goldman Sachs Group, Inc. (The)
3.625%, 2/20/24	345,000	348,356
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)	500,000	527,500
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	240,000	241,733
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	660,000	672,647
SURA Asset Management SA
4.875%, 4/17/24(m)	200,000	207,250
Temasek Financial I Ltd.
2.375%, 1/23/23(m)	800,000	790,708

		2,788,194

Consumer Finance (1.4%)
Ally Financial, Inc.
4.125%, 3/30/20	570,000	573,762
American Express Co.
3.400%, 2/22/24	520,000	527,611
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 3.471%, 1/30/23(k)	345,000	340,832
Credito Real SAB de CV SOFOM ER
9.500%, 2/7/26§	750,000	787,500
Discover Financial Services
4.100%, 2/9/27	670,000	668,392
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 3.785%, 1/5/23(k)	600,000	582,840
John Deere Capital Corp.
3.450%, 1/10/24	325,000	334,533
Synchrony Financial
3.950%, 12/1/27	910,000	855,253
Unifin Financiera SAB de CV
7.375%, 2/12/26(m)	900,000	838,143

		5,508,866

Diversified Financial Services (0.9%)
CK Hutchison International 17 II Ltd.
2.750%, 3/29/23(m)	400,000	394,426
CK Hutchison International 17 Ltd.
2.875%, 4/5/22§	200,000	198,609
Fondo MIVIVIENDA SA
3.500%, 1/31/23§	150,000	149,978
3.500%, 1/31/23(m)	150,000	149,978
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	357,566	312,870
Petronas Capital Ltd.
3.500%, 3/18/25(m)	300,000	304,514
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	210,000	212,898
SPARC EM SPC Panama Metro Line 2 SP
(Zero Coupon), 12/5/22§	854,163	786,373
(Zero Coupon), 12/5/22(m)	427,082	393,186
Tempo Acquisition LLC
6.750%, 6/1/25§	185,000	186,850
Verscend Escrow Corp.
9.750%, 8/15/26§	220,000	219,450

		3,309,132

Insurance (0.5%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	170,000	174,037
Athene Global Funding
3.000%, 7/1/22§	665,000	661,954
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	295,000	364,561
NFP Corp.
6.875%, 7/15/25§	210,000	200,550
Willis North America, Inc.
4.500%, 9/15/28	680,000	707,007

		2,108,109

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§	125,000	128,750

Total Financials		24,187,140

Health Care (1.0%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	351,000	335,779

Health Care Equipment & Supplies (0.3%)
Avantor, Inc.
9.000%, 10/1/25§	175,000	189,438
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	945,000	941,916

		1,131,354

Health Care Providers & Services (0.5%)
Centene Corp.
4.750%, 1/15/25	235,000	239,700
5.375%, 6/1/26§	95,000	99,161
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 3.677%, 7/15/23(k)§	940,000	935,044
HCA, Inc.
5.375%, 9/1/26	310,000	326,275
5.875%, 2/1/29	20,000	21,500
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	170,000	169,575
WellCare Health Plans, Inc.
5.375%, 8/15/26§	200,000	209,000

		2,000,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (0.1%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	$100,000	$109,640
8.500%, 1/31/27§	45,000	47,709
Bausch Health Cos., Inc.
7.000%, 3/15/24§	100,000	105,800
5.750%, 8/15/27§	50,000	51,205

		314,354

Total Health Care		3,781,742

Industrials (2.8%)
Aerospace & Defense (0.2%)
Bombardier, Inc.
6.000%, 10/15/22(x)§	120,000	121,056
Lockheed Martin Corp.
4.700%, 5/15/46	555,000	619,657
TransDigm, Inc.
6.250%, 3/15/26§	75,000	77,932
6.375%, 6/15/26	90,000	89,199

		907,844

Airlines (0.4%)
Delta Air Lines, Inc.
3.625%, 3/15/22	660,000	662,310
Guanay Finance Ltd.
6.000%, 12/15/20(m)	96,136	96,665
Latam Finance Ltd.
6.875%, 4/11/24(m)(x)	400,000	409,062
7.000%, 3/1/26§	300,000	305,175

		1,473,212

Building Products (0.3%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	175,000	172,375
CIMPOR Financial Operations BV
5.750%, 7/17/24(m)	400,000	354,500
Masonite International Corp.
5.625%, 3/15/23§	175,000	178,938
Owens Corning
4.400%, 1/30/48	410,000	337,856
Votorantim Cimentos International SA
7.250%, 4/5/41(m)	200,000	229,500

		1,273,169

Commercial Services & Supplies (0.2%)
Aramark Services, Inc.
5.000%, 4/1/25§	225,000	230,400
5.000%, 2/1/28§	105,000	104,569
Garda World Security Corp.
8.750%, 5/15/25§	180,000	171,000
Star Merger Sub, Inc.
6.875%, 8/15/26§	125,000	127,350
Tervita Escrow Corp.
7.625%, 12/1/21§	255,000	253,725

		887,044

Construction & Engineering (0.1%)
AECOM
5.125%, 3/15/27	270,000	261,225
Aeropuerto Internacional de Tocumen SA
5.625%, 5/18/36(m)	200,000	210,000

		471,225

Industrial Conglomerates (0.2%)
General Electric Co.
5.875%, 1/14/38	310,000	329,721
Roper Technologies, Inc.
4.200%, 9/15/28	290,000	300,485

		630,206

Machinery (0.1%)
Colfax Corp.
6.000%, 2/15/24§	105,000	109,337
6.375%, 2/15/26§	160,000	169,904

		279,241

Road & Rail (0.6%)
Avolon Holdings Funding Ltd.
5.125%, 10/1/23§	128,000	129,920
5.250%, 5/15/24§	205,000	211,150
CSX Corp.
3.800%, 11/1/46	330,000	310,669
Fideicomiso PA Pacifico Tres
8.250%, 1/15/35(m)	200,000	214,979
JSL Europe SA
7.750%, 7/26/24(m)	800,000	788,348
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	650,000	649,433

		2,304,499

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.250%, 3/1/25	465,000	446,457
Beacon Roofing Supply, Inc.
4.875%, 11/1/25(x)§	270,000	254,138
United Rentals North America, Inc.
6.500%, 12/15/26	140,000	147,350

		847,945

Transportation Infrastructure (0.5%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22(m)	400,000	400,586
4.000%, 7/30/27§	250,000	238,066
ENA Norte Trust
4.950%, 4/25/23(m)	452,988	461,294
Korea Expressway Corp.
(ICE LIBOR USD 3 Month + 0.70%), 3.461%, 4/20/20(k)§	250,000	250,698
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	220,350
3.625%, 4/28/26§	225,000	223,448

		1,794,442

Total Industrials		10,868,827

Information Technology (0.5%)
Communications Equipment (0.2%)
Axiata SPV2 Bhd
Series 2
3.466%, 11/19/20(m)	400,000	401,400
CommScope Finance LLC
5.500%, 3/1/24§	165,000	168,547
6.000%, 3/1/26§	85,000	87,814

		657,761

Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.
3.875%, 1/12/28	670,000	641,804

IT Services (0.0%)
GTT Communications, Inc.
7.875%, 12/31/24(x)§	240,000	208,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Software (0.1%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	$155,000	$168,882
Informatica LLC
7.125%, 7/15/23§	210,000	214,987
Solera LLC
10.500%, 3/1/24§	55,000	59,469
Sophia LP
9.000%, 9/30/23§	119,000	123,389

		566,727

Total Information Technology		2,074,492

Materials (2.3%)
Chemicals (0.9%)
Ashland LLC
4.750%, 8/15/22(e)	370,000	380,656
Braskem Finance Ltd.
6.450%, 2/3/24	200,000	216,642
Grupo Idesa SA de CV
7.875%, 12/18/20(m)	200,000	138,179
Hexion, Inc.
6.625%, 4/15/20(x)	100,000	83,750
Mexichem SAB de CV
5.875%, 9/17/44(m)(x)	200,000	197,807
Mosaic Co. (The)
4.050%, 11/15/27	630,000	627,335
Nutrien Ltd.
4.200%, 4/1/29	305,000	314,144
Sociedad Quimica y Minera de Chile SA
4.375%, 1/28/25(m)	200,000	201,291
Syngenta Finance NV
5.676%, 4/24/48(m)	1,000,000	947,490
UPL Corp. Ltd.
3.250%, 10/13/21(m)	600,000	591,179

		3,698,473

Construction Materials (0.2%)
Inversiones CMPC SA
4.500%, 4/25/22(m)	500,000	510,810
Tecnoglass, Inc.
8.200%, 1/31/22(m)	200,000	210,000

		720,810

Containers & Packaging (0.2%)
Crown Americas LLC
4.750%, 2/1/26(x)	340,000	336,600
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	155,000	148,412
WRKCo, Inc.
3.750%, 3/15/25	300,000	301,834

		786,846

Metals & Mining (1.0%)
CSN Islands XII Corp.
7.000%, 6/23/19(m)(y)	200,000	171,800
CSN Resources SA
7.625%, 2/13/23(m)	400,000	402,000
Freeport-McMoRan, Inc.
5.400%, 11/14/34	550,000	498,465
5.450%, 3/15/43	850,000	743,750
Fresnillo plc
5.500%, 11/13/23(m)	700,000	735,875
Nexa Resources SA
5.375%, 5/4/27(m)	200,000	205,750
SunCoke Energy Partners LP
7.500%, 6/15/25§	120,000	121,500
Vedanta Resources plc
6.125%, 8/9/24(m)(x)	1,200,000	1,090,074

		3,969,214

Total Materials		9,175,343

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	195,000	201,682
4.850%, 4/15/49	195,000	203,945
American Tower Corp. (REIT)
3.375%, 10/15/26	500,000	486,655
3.950%, 3/15/29	485,000	486,804
Boston Properties LP (REIT)
4.500%, 12/1/28	311,000	329,099
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	300,000	297,686
3.650%, 9/1/27	820,000	804,996
3.800%, 2/15/28	85,000	83,974
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	500,000	494,123
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	180,000	178,794
MGM Growth Properties Operating Partnership LP (REIT)
5.750%, 2/1/27§	255,000	263,287
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	200,000	205,760
Welltower, Inc. (REIT)
3.950%, 9/1/23	335,000	347,398

		4,384,203

Real Estate Management & Development (0.2%)
Celulosa Arauco y Constitucion SA
4.750%, 1/11/22	500,000	513,638

Total Real Estate		4,897,841

Utilities (3.2%)
Electric Utilities (2.3%)
AES Andres BV
7.950%, 5/11/26(m)	700,000	741,955
Celeo Redes Operacion Chile SA
5.200%, 6/22/47§	245,776	238,627
Duke Energy Corp.
3.150%, 8/15/27	300,000	294,990
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	337,474
Empresa Electrica Guacolda SA
4.560%, 4/30/25(m)	500,000	475,217
Energuate Trust
5.875%, 5/3/27(m)	200,000	196,021
Engie Energia Chile SA
5.625%, 1/15/21(m)	300,000	310,735
Inkia Energy Ltd.
5.875%, 11/9/27(m)	400,000	390,126
ITC Holdings Corp.
3.250%, 6/30/26	600,000	589,907
LLPL Capital Pte. Ltd.
6.875%, 2/4/39§	600,000	648,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Metropolitan Edison Co.
4.000%, 4/15/25§	$500,000	$513,914
Mexico Generadora de Energia S de rl
5.500%, 12/6/32(m)	516,420	518,783
Minejesa Capital BV
4.625%, 8/10/30(m)	200,000	193,472
5.625%, 8/10/37(m)	400,000	396,674
Orazul Energy Egenor S en C por A
5.625%, 4/28/27(m)	400,000	394,000
Pampa Energia SA
7.500%, 1/24/27(m)	900,000	793,291
Star Energy Geothermal Wayang Windu Ltd.
6.750%, 4/24/33(m)	589,800	589,933
Stoneway Capital Corp.
10.000%, 3/1/27(m)	694,129	664,628
Virginia Electric & Power Co.
Series A
3.500%, 3/15/27	300,000	304,542
Vistra Operations Co. LLC
5.500%, 9/1/26§	135,000	140,400
5.625%, 2/15/27§	190,000	197,125

		8,929,814

Gas Utilities (0.1%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	315,000	336,836

Independent Power and Renewable Electricity Producers (0.6%)
Colbun SA
3.950%, 10/11/27(m)	200,000	196,250
Cometa Energia SA de CV
6.375%, 4/24/35(m)	1,381,800	1,350,709
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	500,000
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)(x)	182,600	184,301

		2,231,260

Multi-Utilities (0.2%)
Ameren Corp.
3.650%, 2/15/26	550,000	556,156
DTE Energy Co.
2.850%, 10/1/26	300,000	285,765

		841,921

Total Utilities		12,339,831

Total Corporate Bonds		111,085,541

Foreign Government Securities (2.0%)
Banco Latinoamericano de Comercio Exterior SA
3.250%, 5/7/20(m)	200,000	199,741
Export-Import Bank of India
4.000%, 1/14/23(m)	300,000	305,033
Malaysia Sovereign Sukuk Bhd
3.043%, 4/22/25(m)	800,000	800,948
Perusahaan Penerbit SBSN Indonesia III
4.150%, 3/29/27§	400,000	404,350
4.150%, 3/29/27(m)	200,000	202,175
Provincia de Buenos Aires
7.875%, 6/15/27(m)	800,000	583,260
Republic of Argentina
6.875%, 1/26/27	900,000	727,200
5.875%, 1/11/28	300,000	229,858
Republic of Chile
2.250%, 10/30/22	300,000	297,375
3.125%, 3/27/25	200,000	202,800
3.125%, 1/21/26	400,000	406,000
Republic of Colombia
5.200%, 5/15/49	200,000	214,300
Republic of Costa Rica
9.995%, 8/1/20(m)	200,000	210,011
Republic of Indonesia
4.875%, 5/5/21(m)	500,000	517,878
Republic of Panama
4.000%, 9/22/24	300,000	312,900
Republic of Philippines
4.200%, 1/21/24	1,000,000	1,054,495
State of Israel
2.875%, 3/16/26	400,000	399,000
United Mexican States
3.750%, 1/11/28	780,000	766,740

Total Foreign Government Securities		7,834,064

Mortgage-Backed Securities (5.1%)
FHLMC
2.500%, 1/1/43	622,225	607,372
3.000%, 7/1/45	703,134	701,871
3.000%, 8/1/45	1,072,475	1,070,548
3.000%, 4/1/47	2,648,067	2,638,345
4.000%, 4/1/47	2,409,156	2,496,912
4.000%, 10/1/48	1,947,000	2,013,815
FNMA
3.000%, 4/1/45	933,581	925,551
3.000%, 9/1/46	2,113,197	2,105,586
3.000%, 12/1/46	3,955,893	3,940,410
3.500%, 12/1/46	3,431,844	3,502,822

Total Mortgage-Backed Securities		20,003,232

Municipal Bonds (0.1%)
Missouri Highways and Transportation Commission Third Lien State Road Bonds Consisting of Tax Exempt Third Lien State Road Bonds Series 2009C
5.063%, 5/1/24	110,000	121,607
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	150,000	227,808

Total Municipal Bonds		349,415

U.S. Treasury Obligations (24.9%)
U.S. Treasury Bonds
2.750%, 11/15/42	435,000	432,682
3.125%, 2/15/43	2,590,000	2,744,186
3.625%, 8/15/43	2,540,000	2,917,865
3.750%, 11/15/43	2,040,000	2,391,039
2.750%, 8/15/47	3,000,000	2,958,188
2.750%, 11/15/47	800,000	788,750
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/46 TIPS	3,834,975	3,904,754
U.S. Treasury Inflation Linked Notes
0.875%, 1/15/29 TIPS	1,963,834	2,025,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
1.375%, 2/15/20	$3,480,000	$3,448,639
1.625%, 11/30/20	855,000	845,111
1.875%, 1/31/22	650,000	643,383
1.875%, 3/31/22	3,110,000	3,078,365
1.875%, 4/30/22	4,230,000	4,183,966
1.750%, 5/31/22	4,230,000	4,167,046
2.625%, 2/28/23	3,190,000	3,236,080
2.500%, 3/31/23	3,810,000	3,848,279
2.750%, 4/30/23	3,730,000	3,803,463
1.625%, 5/31/23	3,080,000	3,004,660
1.250%, 7/31/23	7,000,000	6,713,930
1.875%, 8/31/24	3,920,000	3,841,569
2.125%, 9/30/24	3,930,000	3,899,143
2.250%, 10/31/24	4,685,000	4,677,680
3.000%, 9/30/25	3,610,000	3,758,687
2.250%, 2/15/27	18,500,000	18,359,082
2.250%, 8/15/27	4,100,000	4,060,858
2.250%, 11/15/27	3,210,000	3,175,994

Total U.S. Treasury Obligations		96,909,109

Total Long-Term Debt Securities (93.7%) (Cost $364,425,646)		365,587,471

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Fixed Income (2.9%)
DoubleLine Floating Rate Fund‡
Total Investment Company (2.9%) (Cost $11,710,999)	1,181,521	11,401,680

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	1,740,252	1,740,774

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,116,128, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,138,209.(xx)	1,115,891	1,115,891
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $1,020,214.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $107,136.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		4,215,891

U.S. Treasury Obligations (3.1%)
U.S. Treasury Bills
2.38%, 7/11/19(p)	4,770,000	4,738,112
2.39%, 9/5/19(p)	2,000,000	1,979,260
2.36%, 11/7/19(p)	5,550,000	5,470,795

Total U.S. Treasury Obligations		12,188,167

Total Short-Term Investments (4.6%) (Cost $18,138,074)		18,144,832

Total Investments in Securities (101.2%) (Cost $394,274,719)		395,133,983
Other Assets Less Liabilities (-1.2%)		(4,797,235)

Net Assets (100%)		$390,336,748

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $72,656,895 or 18.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2019, the market value of these securities amounted to $56,171 or 0.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2019. Maturity date disclosed is the ultimate maturity date.

(k)

Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019. (l) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $49,110,110 or 12.6% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)	At March 31, 2019, the Portfolio had loaned securities with a total value of $4,117,186. This was collateralized by cash of $4,215,891 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2019.

Glossary:

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Argentina	1.0%
Australia	0.2
Belgium	0.1
Brazil	1.6
Canada	1.0
Cayman Islands	5.3
Chile	2.0
China	0.4
Colombia	1.3
Costa Rica	0.1
Dominican Republic	0.3
Guatemala	0.1
Hong Kong	0.2
India	1.7
Indonesia	0.8
Ireland	0.4
Israel	0.3
Jamaica	0.0 #
Japan	0.1
Malaysia	0.6
Mexico	2.0
Panama	0.7
Paraguay	0.1
Peru	0.6
Philippines	0.8
Singapore	0.4
South Korea	0.1
Spain	0.1
Switzerland	0.2
United Arab Emirates	0.1
United Kingdom	0.3
United States	78.3
Cash and Other	(1.2)

100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund	1,181,521	12,939,005	1,900,000	(3,700,000)	(72,623)	335,298	11,401,680	186,370	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$35,891,663	$—	$35,891,663
Collateralized Mortgage Obligations	—	63,674,830	—	63,674,830
Commercial Mortgage-Backed Securities	—	29,839,617	—	29,839,617
Corporate Bonds
Communication Services	—	11,614,538	—	11,614,538
Consumer Discretionary	—	6,811,856	—	6,811,856
Consumer Staples	—	7,490,628	—	7,490,628
Energy	—	17,843,303	—	17,843,303
Financials	—	24,187,140	—	24,187,140
Health Care	—	3,781,742	—	3,781,742
Industrials	—	10,868,827	—	10,868,827
Information Technology	—	2,074,492	—	2,074,492
Materials	—	9,175,343	—	9,175,343
Real Estate	—	4,897,841	—	4,897,841
Utilities	—	12,339,831	—	12,339,831
Foreign Government Securities	—	7,834,064	—	7,834,064
Investment Company	11,401,680	—	—	11,401,680
Mortgage-Backed Securities	—	20,003,232	—	20,003,232
Municipal Bonds	—	349,415	—	349,415
Short-Term Investments
Investment Company	1,740,774	—	—	1,740,774
Repurchase Agreements	—	4,215,891	—	4,215,891
U.S. Treasury Obligations	—	12,188,167	—	12,188,167
U.S. Treasury Obligations	—	96,909,109	—	96,909,109

Total Assets	$13,142,454	$381,991,529	$—	$395,133,983

Total Liabilities	$—	$—	$—	$—

Total	$13,142,454	$381,991,529	$—	$395,133,983

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,066,762
Aggregate gross unrealized depreciation	(4,242,797)

Net unrealized appreciation	$823,965

Federal income tax cost of investments in securities and derivative instruments, if applicable	$394,310,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.1%)
Diversified Telecommunication Services (4.1%)
AT&T, Inc.	358,098	$11,229,953
Verizon Communications, Inc.	178,750	10,569,488

Total Communication Services		21,799,441

Consumer Discretionary (6.6%)
Household Durables (1.2%)
Whirlpool Corp.	48,834	6,489,550

Multiline Retail (2.8%)
Target Corp.	181,269	14,548,650

Specialty Retail (2.6%)
Lowe’s Cos., Inc.	126,505	13,848,503

Total Consumer Discretionary		34,886,703

Consumer Staples (2.2%)
Tobacco (2.2%)
Philip Morris International, Inc.	132,809	11,738,987

Total Consumer Staples		11,738,987

Energy (13.2%)
Energy Equipment & Services (2.6%)
Schlumberger Ltd.	306,657	13,361,045

Oil, Gas & Consumable Fuels (10.6%)
BP plc (ADR)	366,331	16,015,991
ConocoPhillips	118,781	7,927,444
Occidental Petroleum Corp.	122,983	8,141,475
Phillips 66	164,692	15,673,738
Valero Energy Corp.	96,947	8,224,014

		55,982,662

Total Energy		69,343,707

Financials (20.5%)
Banks (12.3%)
Bank of America Corp.	485,211	13,386,971
JPMorgan Chase & Co.	173,550	17,568,467
US Bancorp	344,589	16,605,744
Wells Fargo & Co.	360,065	17,398,341

		64,959,523

Capital Markets (2.7%)
State Street Corp.	216,581	14,253,196

Consumer Finance (2.5%)
American Express Co.	120,345	13,153,708

Insurance (3.0%)
Chubb Ltd.	113,356	15,878,908

Total Financials		108,245,335

Health Care (11.3%)
Health Care Providers & Services (3.8%)
Cardinal Health, Inc.	144,828	6,973,468
CVS Health Corp.	239,341	12,907,660

		19,881,128

Pharmaceuticals (7.5%)
Johnson & Johnson	92,104	12,875,218
Pfizer, Inc.	354,343	15,048,947
Sanofi (ADR)	270,263	11,967,246

		39,891,411

Total Health Care		59,772,539

Industrials (13.9%)
Aerospace & Defense (3.2%)
United Technologies Corp.	130,631	16,837,030

Airlines (0.9%)
Southwest Airlines Co.	97,193	5,045,289

Building Products (3.3%)
Johnson Controls International plc	467,928	17,285,260

Industrial Conglomerates (3.3%)
General Electric Co.	1,737,392	17,356,546

Machinery (3.2%)
Stanley Black & Decker, Inc.	119,125	16,221,251
Wabtec Corp.	9,332	687,955

		16,909,206

Total Industrials		73,433,331

Information Technology (6.6%)
IT Services (2.4%)
International Business Machines Corp.	89,012	12,559,593

Semiconductors & Semiconductor Equipment (2.0%)
QUALCOMM, Inc.	187,837	10,712,344

Software (2.2%)
Oracle Corp.	218,540	11,737,784

Total Information Technology		35,009,721

Materials (6.2%)
Chemicals (6.2%)
DowDuPont, Inc.	299,631	15,973,329
Linde plc	93,857	16,512,262

Total Materials		32,485,591

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (3.1%)
HCP, Inc. (REIT)	516,030	16,151,739

Total Real Estate		16,151,739

Utilities (11.4%)
Electric Utilities (7.6%)
Entergy Corp.	217,306	20,780,973
Exelon Corp.	390,396	19,570,551

		40,351,524

Multi-Utilities (3.8%)
Dominion Energy, Inc.	258,661	19,828,952

Total Utilities		60,180,476

Total Investments in Securities (99.1%) (Cost $538,912,961)		523,047,570
Other Assets Less Liabilities (0.9%)		4,848,200

Net Assets (100%)		$527,895,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,799,441	$—	$—	$21,799,441
Consumer Discretionary	34,886,703	—	—	34,886,703
Consumer Staples	11,738,987	—	—	11,738,987
Energy	69,343,707	—	—	69,343,707
Financials	108,245,335	—	—	108,245,335
Health Care	59,772,539	—	—	59,772,539
Industrials	73,433,331	—	—	73,433,331
Information Technology	35,009,721	—	—	35,009,721
Materials	32,485,591	—	—	32,485,591
Real Estate	16,151,739	—	—	16,151,739
Utilities	60,180,476	—	—	60,180,476

Total Assets	$523,047,570	$—	$—	$523,047,570

Total Liabilities	$—	$—	$—	$—

Total	$523,047,570	$—	$—	$523,047,570

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,230,230
Aggregate gross unrealized depreciation	(58,700,609)

Net unrealized depreciation	$(16,470,379)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$539,517,949

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (16.4%)
Diversified Telecommunication Services (0.9%)
Asia Satellite Telecommunications Holdings Ltd.	58,000	$48,026
CenturyLink, Inc.	82,000	983,180
Cincinnati Bell, Inc.*	52,000	496,080
Inmarsat plc	25,000	180,715
Koninklijke KPN NV	100,000	317,006

		2,025,007

Entertainment (0.6%)
Liberty Media Corp.-Liberty Braves, Class A*	16,000	447,040
Liberty Media Corp.-Liberty Braves, Class C*	12,000	333,240
Madison Square Garden Co. (The), Class A*	1,600	469,008

		1,249,288

Media (10.0%)
AH Belo Corp., Class A	110,000	409,200
AMC Networks, Inc., Class A*	4,000	227,040
Beasley Broadcast Group, Inc., Class A	50,000	199,000
Clear Channel Outdoor Holdings, Inc., Class A*	430,040	2,300,714
DISH Network Corp., Class A*	32,000	1,014,080
EW Scripps Co. (The), Class A	120,000	2,520,000
Fox Corp., Class B*	68,333	2,451,788
Liberty Broadband Corp., Class A*	250	22,910
Liberty Broadband Corp., Class C*	353	32,384
Liberty Global plc, Class A*	16,000	398,720
Liberty Global plc, Class C*	24,000	581,040
Liberty Latin America Ltd., Class A*	10,000	193,400
Liberty Latin America Ltd., Class C*	15,000	291,750
Loral Space & Communications, Inc.*	30,000	1,081,500
Telegraaf Media Groep NV (CVA)(r)*	3,000	18,173
Telenet Group Holding NV	25,000	1,202,516
Tribune Media Co., Class A	190,000	8,766,600
Tribune Publishing Co.*	2,000	23,580

		21,734,395

Wireless Telecommunication Services (4.9%)
Millicom International Cellular SA	50,000	3,063,500
Telephone & Data Systems, Inc.	14,000	430,220
T-Mobile US, Inc.*	64,000	4,422,400
United States Cellular Corp.*	59,700	2,740,827

		10,656,947

Total Communication Services		35,665,637

Consumer Discretionary (6.5%)
Auto Components (0.7%)
UQM Technologies, Inc.(x)*	950,000	1,567,500

Diversified Consumer Services (0.2%)
ServiceMaster Global Holdings, Inc.*	10,000	467,000

Hotels, Restaurants & Leisure (4.2%)
Belmond Ltd., Class A*	310,064	7,729,896
Cherry AB, Class B*	40,000	374,732
Dover Motorsports, Inc.	82,346	166,339
Eldorado Resorts, Inc.(x)*	3,000	140,070
International Speedway Corp., Class A	15,000	654,450

		9,065,487

Household Durables (1.4%)
Lennar Corp., Class B	33,000	1,290,960
Nobility Homes, Inc.	10,000	225,000
Sony Corp. (ADR)(x)	38,000	1,605,120

		3,121,080

Total Consumer Discretionary		14,221,067

Consumer Staples (2.1%)
Beverages (0.1%)
National Beverage Corp.(x)	3,000	173,190

Food & Staples Retailing (0.1%)
Rite Aid Corp.(x)*	500,000	317,500

Food Products (1.7%)
Dairy Crest Group plc	6,000	48,529
GrainCorp Ltd., Class A	18,000	117,329
Mondelez International, Inc., Class A	25,000	1,248,000
Premier Foods plc*	1,600,049	758,570
Tootsie Roll Industries, Inc.(x)	39,140	1,457,574

		3,630,002

Personal Products (0.2%)
Avon Products, Inc.*	130,000	382,200

Total Consumer Staples		4,502,892

Energy (0.9%)
Energy Equipment & Services (0.2%)
KLX Energy Services Holdings, Inc.*	15,500	389,670

Oil, Gas & Consumable Fuels (0.7%)
Alvopetro Energy Ltd.*	280,000	85,906
Etablissements Maurel et Prom*	200	768
Gulf Coast Ultra Deep Royalty Trust	600,000	16,800
Noble Energy, Inc.	24,999	618,225
Whiting Petroleum Corp.*	29,000	758,060

		1,479,759

Total Energy		1,869,429

Financials (2.8%)
Banks (1.2%)
BB&T Corp.	8,000	372,240
Flushing Financial Corp.	70,000	1,535,100
Horizon Bancorp, Inc.	5,000	80,450
Sterling Bancorp	30,000	558,900

		2,546,690

Capital Markets (0.0%)
BKF Capital Group, Inc.*	2,100	21,000
Oslo Bors VPS Holding ASA	2,000	36,638

		57,638

Insurance (1.6%)
Jardine Lloyd Thompson Group plc	44,000	1,096,871
Navigators Group, Inc. (The)	35,000	2,445,450
Topdanmark A/S	1,000	49,944

		3,592,265

Total Financials		6,196,593

Health Care (10.0%)
Biotechnology (6.7%)
Celgene Corp.*	34,000	3,207,560
Clementia Pharmaceuticals, Inc.*	40,000	1,044,000
Grifols SA (ADR)	24,000	482,640
Idorsia Ltd.(x)*	15,000	263,922
Immune Design Corp.*	25,000	146,250
Nightstar Therapeutics plc (ADR)*	37,000	938,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares		Value (Note 1)
Spark Therapeutics, Inc.(x)*	75,000		$8,541,000

			14,624,062

Health Care Equipment & Supplies (0.1%)
ICU Medical, Inc.*	500		119,665
Innocoll Holdings plc(r)(x)*	125,000		—

			119,665

Health Care Providers & Services (0.0%)
American Medical Alert Corp.(r)*	140,898		1,057

Life Sciences Tools & Services (1.3%)
Illumina, Inc.*	200		62,138
Pacific Biosciences of California, Inc.*	390,011		2,819,779

			2,881,917

Pharmaceuticals (1.9%)
Akorn, Inc.*	240,000		844,800
Allergan plc	21,000		3,074,610
Mylan NV*	5,700		161,538

			4,080,948

Total Health Care			21,707,649

Industrials (15.8%)
Aerospace & Defense (1.2%)
Harris Corp.	7,000		1,117,970
United Technologies Corp.	11,000		1,417,790

			2,535,760

Building Products (4.0%)
Fortune Brands Home & Security, Inc.	5,000		238,050
USG Corp.	198,000		8,573,400

			8,811,450

Commercial Services & Supplies (2.1%)
Multi-Color Corp.	90,000		4,490,100

Electrical Equipment (0.4%)
Rockwell Automation, Inc.	4,500		789,570

Machinery (4.9%)
CIRCOR International, Inc.(x)*	12,500		407,500
EnPro Industries, Inc.	14,500		934,525
Haldex AB	34,000		226,732
Mueller Industries, Inc.	20,000		626,800
Mueller Water Products, Inc., Class A	50,000		502,000
Navistar International Corp.*	108,000		3,488,400
Park-Ohio Holdings Corp.	2,500		80,950
WABCO Holdings, Inc.*	31,000		4,086,730
Xylem, Inc.	5,000		395,200

			10,748,837

Road & Rail (1.0%)
Hertz Global Holdings, Inc.*	131,000		2,275,470

Trading Companies & Distributors (2.2%)
Herc Holdings, Inc.*	90,700		3,535,486
Kaman Corp.	22,000		1,285,680

			4,821,166

Total Industrials			34,472,353

Information Technology (18.9%)
Communications Equipment (1.7%)
ARRIS International plc*	90,000		2,844,900
Digi International, Inc.*	46,000		582,820
Finisar Corp.*	3,000		69,510
Quantenna Communications, Inc.*	4,300		104,619

			3,601,849

IT Services (3.6%)
Business & Decision*	6,000		49,200
Earthport plc*	200,000		95,079
First Data Corp., Class A*	60,000		1,576,200
Luxoft Holding, Inc.*	100,000		5,871,000
MoneyGram International, Inc.*	95,000		193,800
Travelport Worldwide Ltd.	6,500		102,245

			7,887,524

Semiconductors & Semiconductor Equipment (1.2%)
AIXTRON SE*	20,000		179,749
Mellanox Technologies Ltd.*	3,000		355,080
NXP Semiconductors NV	21,000		1,856,190
Versum Materials, Inc.	4,000		201,240

			2,592,259

Software (12.1%)
Ellie Mae, Inc.(x)*	90,000		8,882,100
MYOB Group Ltd.	200,000		472,893
Red Hat, Inc.*	56,000		10,231,200
Solium Capital, Inc.*	13,000		185,610
Ultimate Software Group, Inc. (The)*	20,000		6,602,600

			26,374,403

Technology Hardware, Storage & Peripherals (0.3%)
Dell Technologies, Inc., Class C*	—	@	20
Diebold Nixdorf, Inc.(x)	62,000		686,340

			686,360

Total Information Technology			41,142,395

Materials (2.3%)
Construction Materials (1.3%)
Vulcan Materials Co.	24,000		2,841,600

Containers & Packaging (0.5%)
Greif, Inc., Class A	4,000		165,000
Myers Industries, Inc.	55,000		941,050

			1,106,050

Metals & Mining (0.3%)
Osisko Gold Royalties Ltd.(x)	35,000		393,123
Pan American Silver Corp.	30,000		396,453

			789,576

Paper & Forest Products (0.2%)
Norbord, Inc.	13,000		358,185

Total Materials			5,095,411

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
InfraREIT, Inc. (REIT)	6,000		125,820
Ryman Hospitality Properties, Inc. (REIT)	59,000		4,852,160
Tier REIT, Inc. (REIT)	5,000		143,300

Total Real Estate			5,121,280

Utilities (3.7%)
Electric Utilities (0.5%)
PNM Resources, Inc.	22,000		1,041,480

Gas Utilities (1.6%)
National Fuel Gas Co.	56,000		3,413,760
Valener, Inc.	1,000		19,568

			3,433,328

Independent Power and Renewable Electricity Producers (0.0%)
Alerion Cleanpower SpA	11,000		34,920

Multi-Utilities (0.4%)
Avista Corp.	20,000		812,400

Water Utilities (1.2%)
Connecticut Water Service, Inc.	10,000		686,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Severn Trent plc	80,000	$2,058,913

		2,745,413

Total Utilities		8,067,541

Total Common Stocks (81.8%) (Cost $174,132,184)		178,062,247

PREFERRED STOCK:
Industrials (0.3%)
Industrial Conglomerates (0.3%)
Steel Partners Holdings LP
6.000%(x)	26,000	562,380

Total Preferred Stock (0.3%) (Cost $475,398)		562,380

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	130,000	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	40,095	15,727

Total Consumer Staples		15,727

Health Care (0.0%)
Biotechnology (0.0%)
Ambit Biosciences Corp., CVR(r)*	20,000	30,376
Tobira Therapeutics, Inc., CVR(r)(x)*	15,000	675

		31,051

Pharmaceuticals (0.0%)
ADOLOR Corp., CVR (r)*	40,000	—
Ocera Therapeutics, Inc., CVR (r)*	16,000	6,240
Omthera Pharmaceuticals, Inc., CVR(r)*	100	—

		6,240

Total Health Care		37,291

Total Rights (0.0%) (Cost $30,225)		53,018

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (17.6%)
JPMorgan Prime Money Market Fund, IM Shares	38,294,675	38,306,163

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $500,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $510,000.(xx)	$500,000	500,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19,repurchase price $3,711,632,collateralized by various U.S. Government Treasury Securities,ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $3,785,061.(xx)	3,710,844	3,710,844
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19,repurchase price $1,000,213,collateralized by various U.S. Government Treasury Securities,ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $1,020,214.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19,repurchase price $74,658,collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $79,968.(xx)	74,642	74,642
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19,repurchase price $500,106,collateralized by various U.S. Government Treasury Securities,ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $510,000.(xx)	500,000	500,000

Total Repurchase Agreements		5,785,486

Total Short-Term Investments (20.3%) (Cost $44,084,598)		44,091,649

Total Investments in Securities (102.4%) (Cost $218,722,405)		222,769,294
Other Assets Less Liabilities (-2.4%)		(5,134,204)

Net Assets (100%)		$217,635,090

*	Non-income producing.

@	Shares are less than 0.5.

(r)	Value determined using significant unobservable inputs. (x) All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $8,265,417. This was collateralized by $2,826,256 of various U.S. Government Treasury Securities, ranging from 0.125% - 8.750%, maturing 4/15/19-5/15/48 and by cash of $5,785,486 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

CVR — Contingent Value Right

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$30,835,701	$4,811,763	$18,173		$35,665,637
Consumer Discretionary	13,454,996	766,071	—		14,221,067
Consumer Staples	3,578,464	924,428	—		4,502,892
Energy	1,868,661	768	—		1,869,429
Financials	4,992,140	1,204,453	—		6,196,593
Health Care	21,442,670	263,922	1,057		21,707,649
Industrials	34,245,621	226,732	—		34,472,353
Information Technology	40,345,474	796,921	—		41,142,395
Materials	5,095,411	—	—		5,095,411
Real Estate	5,121,280	—	—		5,121,280
Utilities	5,973,708	2,093,833	—		8,067,541
Preferred Stocks
Industrials	562,380	—	—		562,380
Rights
Communication Services	—	—	—	(a)	—	(a)
Consumer Staples	—	—	15,727		15,727
Health Care	—	—	37,291		37,291
Short-Term Investments
Investment Company	38,306,163	—	—		38,306,163
Repurchase Agreements	—	5,785,486	—		5,785,486

Total Assets	$205,822,669	$16,874,377	$72,248		$222,769,294

Total Liabilities	$—	$—	$—		$—

Total	$205,822,669	$16,874,377	$72,248		$222,769,294

(a)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,994,894
Aggregate gross unrealized depreciation	(17,979,220)

Net unrealized appreciation	$3,015,674

Federal income tax cost of investments in securities and derivative instruments, if applicable	$219,753,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.7%)
Diversified Telecommunication Services (1.1%)
Cincinnati Bell, Inc.*	1,337,000	$12,754,980
Consolidated Communications Holdings, Inc.(x)	25,000	272,750
Iridium Communications, Inc.(x)*	600,000	15,864,000
Verizon Communications, Inc.	100,000	5,913,000
Windstream Holdings, Inc.(x)*	12,999	3,900

		34,808,630

Entertainment (4.8%)
AMC Entertainment Holdings, Inc., Class A(x)	80,000	1,188,000
Entertainment One Ltd.	70,000	407,354
IMAX Corp.*	62,000	1,406,160
Liberty Media Corp.-Liberty Braves, Class A*	165,042	4,611,273
Liberty Media Corp.-Liberty Braves, Class C*	165,000	4,582,050
Live Nation Entertainment, Inc.*	759,700	48,271,338
Madison Square Garden Co. (The), Class A*	188,000	55,108,440
Marcus Corp. (The)	600,000	24,030,000
Reading International, Inc., Class A*	186,003	2,968,608
Reading International, Inc., Class B(x)*	1,000	25,250
Take-Two Interactive Software, Inc.*	70,000	6,605,900
World Wrestling Entertainment, Inc., Class A	29,000	2,516,620

		151,720,993

Interactive Media & Services (0.0%)
Cars.com, Inc.*	10,000	228,000
Liberty TripAdvisor Holdings, Inc., Class A*	20,000	283,800

		511,800

Media (5.0%)
AMC Networks, Inc., Class A*	64,000	3,632,640
Beasley Broadcast Group, Inc., Class A‡	628,625	2,501,928
Clear Channel Outdoor Holdings, Inc., Class A*	875,000	4,681,250
comScore, Inc.*	615,000	12,453,750
Corus Entertainment, Inc., Class B	345,000	1,528,342
Discovery, Inc., Class A(x)*	12,000	324,240
Discovery, Inc., Class C*	35,000	889,700
DISH Network Corp., Class A*	15,000	475,350
EW Scripps Co. (The), Class A	2,305,000	48,405,000
GCI Liberty, Inc., Class A*	14,400	800,784
Gray Television, Inc.*	319,300	6,820,248
Gray Television, Inc., Class A(x)*	22,200	465,090
Grupo Televisa SAB (ADR)	135,000	1,493,100
Interpublic Group of Cos., Inc. (The)	880,000	18,488,800
Liberty Global plc, Class A*	97,471	2,428,977
Liberty Global plc, Class C*	238,627	5,777,160
Liberty Latin America Ltd., Class A*	39,149	757,142
Liberty Latin America Ltd., Class C*	95,897	1,865,196
Loral Space & Communications, Inc.*	116,000	4,181,800
Meredith Corp.(x)	74,000	4,089,240
MSG Networks, Inc., Class A*	660,115	14,357,501
Nexstar Media Group, Inc., Class A	33,000	3,576,210
Salem Media Group, Inc.	595,000	1,520,225
Sinclair Broadcast Group, Inc., Class A	180,000	6,926,400
Sirius XM Holdings, Inc.	1,000,000	5,670,000
Townsquare Media, Inc., Class A	150,000	858,000
WideOpenWest, Inc.*	228,026	2,075,037

		157,043,110

Wireless Telecommunication Services (0.8%)
Gogo, Inc.(x)*	492,000	2,209,080
Rogers Communications, Inc., Class B	200,000	10,764,000
Shenandoah Telecommunications Co.	119,000	5,278,840
United States Cellular Corp.*	95,000	4,361,450
VEON Ltd. (ADR)	550,000	1,149,500

		23,762,870

Total Communication Services		367,847,403

Consumer Discretionary (12.5%)
Auto Components (3.0%)
BorgWarner, Inc.	256,000	9,832,960
Brembo SpA(x)	1,000,000	11,340,892
Cooper Tire & Rubber Co.	180,000	5,380,200
Dana, Inc.	1,000,000	17,740,000
Garrett Motion, Inc.*	230,000	3,387,900
Gentex Corp.	220,000	4,549,600
Modine Manufacturing Co.*	850,000	11,789,500
SORL Auto Parts, Inc.(x)*	95,000	273,600
Standard Motor Products, Inc.	145,000	7,119,500
Stoneridge, Inc.*	245,000	7,070,700
Strattec Security Corp.	147,828	4,343,187
Superior Industries International, Inc.(x)	660,000	3,141,600
Tenneco, Inc., Class A	404,000	8,952,640

		94,922,279

Automobiles (0.1%)
Thor Industries, Inc.	4,000	249,480
Winnebago Industries, Inc.	100,000	3,115,000

		3,364,480

Distributors (0.1%)
Uni-Select, Inc.(x)	450,000	4,667,191

Diversified Consumer Services (0.0%)
Ascent Capital Group, Inc., Class A*	54,000	40,608
Universal Technical Institute, Inc.*	225,000	767,250

		807,858

Hotels, Restaurants & Leisure (4.0%)
Belmond Ltd., Class A*	445,397	11,103,747
Biglari Holdings, Inc., Class A*	4,891	3,596,988
Biglari Holdings, Inc., Class B*	25,000	3,534,000
Boyd Gaming Corp.	1,210,000	33,105,600
Canterbury Park Holding Corp.‡	323,000	4,689,960
Cheesecake Factory, Inc. (The)(x)	425,000	20,791,000
Churchill Downs, Inc.	115,500	10,425,030
Cracker Barrel Old Country Store, Inc.(x)	6,000	969,660
Denny’s Corp.*	160,000	2,936,000
Dover Motorsports, Inc.	662,812	1,338,880
Full House Resorts, Inc.*	440,000	888,800
Golden Entertainment, Inc.(x)*	150,000	2,124,000
International Speedway Corp., Class A	120,000	5,235,600
Las Vegas Sands Corp.	180,000	10,972,800
Nathan’s Famous, Inc.	166,146	11,364,387
Speedway Motorsports, Inc.	54,000	781,380

		123,857,832

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	333,396	5,471,028
Cavco Industries, Inc.*	160,000	18,804,800
Ethan Allen Interiors, Inc.	20,000	382,600
Hunter Douglas NV	16,000	1,073,290
La-Z-Boy, Inc.	345,000	11,381,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Lennar Corp., Class B	100,000	$3,912,000
Nobility Homes, Inc.	131,597	2,960,933
Skyline Champion Corp.	148,000	2,812,000

		46,798,201

Internet & Direct Marketing Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	635,000	11,576,050
Lands’ End, Inc.(x)*	86,000	1,428,460
Liberty Expedia Holdings, Inc., Class A*	9,600	410,880
Stamps.com, Inc.*	12,700	1,033,907

		14,449,297

Leisure Products (0.3%)
Brunswick Corp.	60,000	3,019,800
Marine Products Corp.	260,000	3,502,200
Universal Entertainment Corp.	67,000	2,019,129

		8,541,129

Multiline Retail (0.0%)
JC Penney Co., Inc.(x)*	755,000	1,124,950

Specialty Retail (2.8%)
Aaron’s, Inc.	240,000	12,624,000
AutoNation, Inc.*	423,000	15,109,560
Barnes & Noble Education, Inc.*	24,200	101,640
Barnes & Noble, Inc.	38,000	206,340
Big 5 Sporting Goods Corp.(x)	157,000	499,260
Bowlin Travel Centers, Inc.*	77,200	177,560
Carvana Co.(x)*	6,000	348,360
GNC Holdings, Inc., Class A(x)*	215,000	586,950
Monro, Inc.	60,000	5,191,200
O’Reilly Automotive, Inc.*	30,000	11,649,000
Penske Automotive Group, Inc.(x)	468,000	20,896,200
Pets at Home Group plc	260,000	537,078
Sally Beauty Holdings, Inc.*	500,000	9,205,000
Tractor Supply Co.	95,000	9,287,200
Vitamin Shoppe, Inc.*	174,000	1,224,960

		87,644,308

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	185,000	3,307,800
Movado Group, Inc.	56,000	2,037,280
Wolverine World Wide, Inc.	50,000	1,786,500

		7,131,580

Total Consumer Discretionary		393,309,105

Consumer Staples (5.5%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	12,000	3,536,760
Brown-Forman Corp., Class A	88,000	4,502,960
Brown-Forman Corp., Class B	20,000	1,055,600
Cott Corp.(x)	799,000	11,673,390
Crimson Wine Group Ltd.*	355,000	2,921,650
Davide Campari-Milano SpA	700,000	6,870,719
National Beverage Corp.(x)	34,000	1,962,820

		32,523,899

Food & Staples Retailing (1.1%)
Casey’s General Stores, Inc.	36,000	4,635,720
Ingles Markets, Inc., Class A‡	788,500	21,778,370
Rite Aid Corp.(x)*	900,000	571,500
United Natural Foods, Inc.*	122,000	1,612,840
Village Super Market, Inc., Class A	113,100	3,091,023
Weis Markets, Inc.	76,500	3,121,965

		34,811,418

Food Products (2.2%)
Calavo Growers, Inc.(x)	2,500	209,625
Farmer Brothers Co.*	100,000	2,001,000
Flowers Foods, Inc.	60,000	1,279,200
Hain Celestial Group, Inc. (The)(x)*	500,000	11,560,000
Ingredion, Inc.	32,000	3,030,080
J&J Snack Foods Corp.	45,000	7,147,800
John B Sanfilippo & Son, Inc.	17,000	1,221,790
Lifeway Foods, Inc.(x)*	150,000	363,000
Maple Leaf Foods, Inc.	100,000	2,313,017
Post Holdings, Inc.*	146,700	16,048,980
Rock Field Co. Ltd.	400,000	5,900,929
Tootsie Roll Industries, Inc.(x)	469,680	17,490,883

		68,566,304

Household Products (1.0%)
Church & Dwight Co., Inc.	100,000	7,123,000
Energizer Holdings, Inc.	43,000	1,931,990
Katy Industries, Inc.*	300,000	90
Oil-Dri Corp. of America‡	438,000	13,639,320
WD-40 Co.	42,000	7,116,480

		29,810,880

Personal Products (0.2%)
Avon Products, Inc.*	570,000	1,675,800
Edgewell Personal Care Co.*	30,000	1,316,700
Revlon, Inc., Class A(x)*	22,000	426,360
United-Guardian, Inc.	142,000	2,719,300

		6,138,160

Total Consumer Staples		171,850,661

Energy (1.0%)
Energy Equipment & Services (0.5%)
Dril-Quip, Inc.*	158,000	7,244,300
KLX Energy Services Holdings, Inc.*	55,000	1,382,700
Oceaneering International, Inc.*	120,000	1,892,400
Rowan Cos. plc, Class A*	140,000	1,510,600
RPC, Inc.(x)	475,000	5,419,750

		17,449,750

Oil, Gas & Consumable Fuels (0.5%)
Black Ridge Oil and Gas, Inc.*	455,030	16,381
CNX Resources Corp.*	224,000	2,412,480
CONSOL Energy, Inc.*	28,000	958,160
Navigator Holdings Ltd.*	190,083	2,090,913
ONEOK, Inc.	138,000	9,637,920

		15,115,854

Total Energy		32,565,604

Financials (4.0%)
Banks (2.0%)
Ameris Bancorp	9,000	309,150
Atlantic Capital Bancshares, Inc.*	50,000	891,500
Boston Private Financial Holdings, Inc.	450,000	4,932,000
Cadence Bancorp	52,111	966,659
Eagle Bancorp, Inc.*	50,000	2,510,000
Fidelity Southern Corp.	37,014	1,013,814
First Bancorp	83,150	952,899
First Busey Corp.	22,000	536,800
First Horizon National Corp.	53,000	740,940
Flushing Financial Corp.	632,100	13,861,953
FNB Corp.	46,000	487,600
Hilltop Holdings, Inc.	68,000	1,241,000
Hope Bancorp, Inc.	575,000	7,521,000
Huntington Bancshares, Inc.	250,000	3,170,000
Pinnacle Financial Partners, Inc.	7,000	382,900
Renasant Corp.	4,500	152,325
Sandy Spring Bancorp, Inc.	20,023	626,319
Seacoast Banking Corp. of Florida*	35,000	922,250
ServisFirst Bancshares, Inc.	26,000	877,760
South State Corp.	7,000	478,380
Sterling Bancorp	746,000	13,897,980
Synovus Financial Corp.	75,960	2,609,986
Thomasville Bancshares, Inc.	15,960	614,460
Towne Bank	11,000	272,250
Trustmark Corp.	24,000	807,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Community Banks, Inc.	23,000	$573,390

		61,350,435

Capital Markets (1.8%)
BKF Capital Group, Inc.*	12,000	120,000
Charles Schwab Corp. (The)	98,000	4,190,480
Cohen & Steers, Inc.	441,000	18,641,070
GAM Holding AG*	484,000	1,511,664
Janus Henderson Group plc	485,000	12,115,300
KKR & Co., Inc., Class A	150,000	3,523,500
Legg Mason, Inc.	50,000	1,368,500
PJT Partners, Inc., Class A	105,000	4,389,000
Pzena Investment Management, Inc., Class A	72,154	583,726
Waddell & Reed Financial, Inc., Class A(x)	480,000	8,299,200
Wright Investors’ Service Holdings, Inc.*	255,000	114,750

		54,857,190

Consumer Finance (0.0%)
Medallion Financial Corp.(x)*	180,000	1,242,000

Insurance (0.2%)
Alleghany Corp.*	3,295	2,017,858
Argo Group International Holdings Ltd.	71,300	5,038,058

		7,055,916

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	30,000	400,500
Crazy Woman Creek Bancorp, Inc.	14,000	241,080
OceanFirst Financial Corp.	4,500	108,270

		749,850

Total Financials		125,255,391

Health Care (5.2%)
Biotechnology (0.1%)
Achaogen, Inc.(x)*	210,000	95,823
Invitae Corp.*	75,000	1,756,500
Lexicon Pharmaceuticals, Inc.(x)*	22,000	122,320
OPKO Health, Inc.(x)*	130,000	339,300

		2,313,943

Health Care Equipment & Supplies (3.8%)
Align Technology, Inc.*	300	85,299
AngioDynamics, Inc.*	26,000	594,360
Biolase, Inc.*	1	3
Cantel Medical Corp.	33,000	2,207,370
Cardiovascular Systems, Inc.*	52,000	2,010,320
CONMED Corp.	65,000	5,406,700
Cooper Cos., Inc. (The)	18,000	5,331,060
Cutera, Inc.*	672,001	11,867,538
DexCom, Inc.*	20,000	2,382,000
Heska Corp.*	34,000	2,894,080
ICU Medical, Inc.*	25,500	6,102,915
Masimo Corp.*	108,000	14,934,240
Meridian Bioscience, Inc.	164,000	2,888,040
Neogen Corp.*	21,000	1,205,190
NuVasive, Inc.*	154,000	8,745,660
Nuvectra Corp.*	35,033	385,713
Orthofix Medical, Inc.*	60,000	3,384,600
Quidel Corp.*	450,000	29,461,500
STERIS plc	100,000	12,803,000
Surmodics, Inc.*	40,000	1,739,200
Wright Medical Group NV*	182,500	5,739,625

		120,168,413

Health Care Providers & Services (1.0%)
Chemed Corp.	67,000	21,444,690
Covetrus, Inc.*	8,000	254,800
Henry Schein, Inc.*	20,000	1,202,200
Owens & Minor, Inc.	161,000	660,100
Patterson Cos., Inc.	335,000	7,319,750

		30,881,540

Health Care Technology (0.1%)
Evolent Health, Inc., Class A(x)*	64,000	805,120
Teladoc Health, Inc.(x)*	10,000	556,000

		1,361,120

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	21,800	6,663,824

Pharmaceuticals (0.0%)
Akorn, Inc.*	170,500	600,160
Cassava Sciences, Inc.*	1	1

		600,161

Total Health Care		161,989,001

Industrials (36.2%)
Aerospace & Defense (4.7%)
AAR Corp.	85,000	2,763,350
Aerojet Rocketdyne Holdings, Inc.(x)*	1,660,000	58,979,800
Astronics Corp.*	9,000	294,480
Astronics Corp., Class B*	22,937	744,758
Curtiss-Wright Corp.	420,000	47,602,800
Ducommun, Inc.*	79,020	3,438,950
HEICO Corp.	121,093	11,488,093
Innovative Solutions & Support, Inc.*	106,409	320,291
Moog, Inc., Class A	59,500	5,173,525
Moog, Inc., Class B	29,500	2,267,665
Textron, Inc.	287,000	14,539,420

		147,613,132

Building Products (1.7%)
AO Smith Corp.	80,000	4,265,600
Armstrong Flooring, Inc.*	380,000	5,168,000
Fortune Brands Home & Security, Inc.	20,000	952,200
Griffon Corp.	2,023,067	37,386,278
Johnson Controls International plc	120,000	4,432,800

		52,204,878

Commercial Services & Supplies (4.8%)
ACCO Brands Corp.	160,000	1,369,600
Casella Waste Systems, Inc., Class A*	170,000	6,045,200
Covanta Holding Corp.	210,000	3,635,100
KAR Auction Services, Inc.	440,000	22,576,400
Kimball International, Inc., Class B	171,000	2,417,940
Loomis AB, Class B	225,000	7,744,184
Matthews International Corp., Class A	95,000	3,510,250
McGrath RentCorp	24,000	1,357,680
Republic Services, Inc.	390,000	31,348,200
Rollins, Inc.	1,200,000	49,944,000
Team, Inc.(x)*	1,150,000	20,125,000

		150,073,554

Construction & Engineering (0.2%)
Aegion Corp.*	70,000	1,229,900
Arcosa, Inc.	76,000	2,321,800
Granite Construction, Inc.	32,500	1,402,375
HC2 Holdings, Inc.(x)*	1,800	4,410
Valmont Industries, Inc.	10,000	1,301,000

		6,259,485

Electrical Equipment (1.5%)
AMETEK, Inc.	342,000	28,375,740
AZZ, Inc.	47,000	1,923,710
Rockwell Automation, Inc.	94,000	16,493,240
SGL Carbon SE*	15,000	132,507
Vicor Corp.(x)*	15,000	465,300

		47,390,497

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.4%)
Raven Industries, Inc.	52,500	$2,014,425
Roper Technologies, Inc.	31,000	10,601,070

		12,615,495

Machinery (15.0%)
Actuant Corp., Class A	10,000	243,700
Albany International Corp., Class A	42,000	3,006,780
Altra Industrial Motion Corp.	31,000	962,550
Astec Industries, Inc.	422,000	15,934,720
Chart Industries, Inc.*	160,000	14,483,200
CIRCOR International, Inc.(x)*	630,000	20,538,000
CNH Industrial NV	2,690,000	27,438,000
Crane Co.	555,000	46,964,100
Donaldson Co., Inc.	220,000	11,013,200
Eastern Co. (The)	223,000	6,136,960
EnPro Industries, Inc.	250,000	16,112,500
Evoqua Water Technologies Corp.*	80,000	1,006,400
Federal Signal Corp.	645,000	16,763,550
Flowserve Corp.	104,000	4,694,560
Franklin Electric Co., Inc.	260,000	13,283,400
Gorman-Rupp Co. (The)	376,600	12,781,804
Graco, Inc.	450,000	22,284,000
IDEX Corp.	101,000	15,325,740
Interpump Group SpA	220,000	7,176,508
Kennametal, Inc.	250,000	9,187,500
LB Foster Co., Class A*	60,000	1,129,200
Lincoln Electric Holdings, Inc.	105,000	8,806,350
Lindsay Corp.(x)	66,000	6,388,140
LS Starrett Co. (The), Class A*	279,580	2,152,766
Lydall, Inc.*	31,000	727,260
Manitowoc Co., Inc. (The)*	10,000	164,100
Middleby Corp. (The)*	4,800	624,144
Mueller Industries, Inc.	1,425,000	44,659,500
Mueller Water Products, Inc., Class A	1,412,000	14,176,480
Navistar International Corp.*	895,000	28,908,500
Nordson Corp.	40,000	5,300,800
Park-Ohio Holdings Corp.	498,000	16,125,240
Spartan Motors, Inc.	290,000	2,560,700
Standex International Corp.	63,000	4,624,200
Tennant Co.	301,500	18,720,135
Toro Co. (The)	48,000	3,304,320
Trinity Industries, Inc.	108,000	2,346,840
Twin Disc, Inc.*	357,018	5,944,349
Watts Water Technologies, Inc., Class A	338,000	27,317,160
Welbilt, Inc.(x)*	48,000	786,240
Woodward, Inc.	100,000	9,489,000

		469,592,596

Road & Rail (1.2%)
Hertz Global Holdings, Inc.*	2,170,000	37,692,900

Trading Companies & Distributors (6.4%)
GATX Corp.	840,000	64,150,800
Herc Holdings, Inc.*	1,274,000	49,660,520
Kaman Corp.	988,000	57,738,720
Lawson Products, Inc.*	80,000	2,508,800
Rush Enterprises, Inc., Class B‡	516,900	21,466,857
Titan Machinery, Inc.*	51,000	793,560
United Rentals, Inc.*	27,000	3,084,750

		199,404,007

Transportation Infrastructure (0.3%)
BBA Aviation plc	2,150,000	6,972,666
Macquarie Infrastructure Corp.	80,000	3,297,600

		10,270,266

Total Industrials		1,133,116,810

Information Technology (4.2%)
Communications Equipment (0.1%)
Communications Systems, Inc.	370,052	980,638
EchoStar Corp., Class A*	30,000	1,093,500
Plantronics, Inc.	40,000	1,844,400

		3,918,538

Electronic Equipment, Instruments & Components (2.2%)
Badger Meter, Inc.	109,000	6,064,760
Bel Fuse, Inc., Class A‡	155,000	3,321,650
Belden, Inc.	4,000	214,800
CTS Corp.	985,000	28,929,450
Daktronics, Inc.	130,000	968,500
Itron, Inc.*	82,000	3,825,300
KEMET Corp.	32,000	543,040
Landis+Gyr Group AG(x)	13,000	822,496
Littelfuse, Inc.	65,000	11,861,200
Park Electrochemical Corp.	750,000	11,775,000
Trans-Lux Corp.*	76,710	65,203

		68,391,399

IT Services (0.2%)
Alithya Group, Inc., Class A*	740,080	2,323,851
Internap Corp.(x)*	475,000	2,356,000
Steel Connect, Inc.*	600,000	1,206,000

		5,885,851

Semiconductors & Semiconductor Equipment (0.4%)
Cypress Semiconductor Corp.	810,000	12,085,200

Software (0.3%)
FalconStor Software, Inc.*	100,000	4,740
Fortinet, Inc.*	26,000	2,183,220
Tyler Technologies, Inc.*	45,000	9,198,000

		11,385,960

Technology Hardware, Storage & Peripherals (1.0%)
3D Systems Corp.(x)*	135,000	1,452,600
Avid Technology, Inc.*	35,000	260,750
Diebold Nixdorf, Inc.(x)	1,695,000	18,763,650
NCR Corp.*	28,000	764,120
Stratasys Ltd.*	396,000	9,432,720
TransAct Technologies, Inc.	80,000	731,200

		31,405,040

Total Information Technology		133,071,988

Materials (8.5%)
Chemicals (4.8%)
Albemarle Corp.	28,000	2,295,440
Ashland Global Holdings, Inc.	58,000	4,531,540
Core Molding Technologies, Inc.	339,361	2,504,484
Element Solutions, Inc.*	65,000	656,500
Ferro Corp.*	1,945,000	36,818,850
FMC Corp.	30,000	2,304,600
GCP Applied Technologies, Inc.*	420,000	12,432,000
HB Fuller Co.	270,000	13,132,800
Huntsman Corp.	138,000	3,103,620
Livent Corp.*	28,059	344,565
Minerals Technologies, Inc.	185,000	10,876,150
NewMarket Corp.	15,500	6,720,180
Olin Corp.	120,000	2,776,800
OMNOVA Solutions, Inc.*	666,680	4,680,094
Quaker Chemical Corp.	5,000	1,001,650
Scotts Miracle-Gro Co. (The)	83,000	6,522,140
Sensient Technologies Corp.	230,000	15,591,700
Takasago International Corp.	40,000	1,207,254
Tredegar Corp.	1,270,000	20,497,800
Valvoline, Inc.	164,720	3,057,203

		151,055,370

Containers & Packaging (1.5%)
Greif, Inc., Class A	212,030	8,746,237
Myers Industries, Inc.	1,600,000	27,376,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sonoco Products Co.	155,000	$9,537,150

		45,659,387

Metals & Mining (1.8%)
Allegheny Technologies, Inc.*	650,000	16,620,500
Ampco-Pittsburgh Corp.*	419,000	1,382,700
Barrick Gold Corp.	24,000	329,040
Century Aluminum Co.*	45,000	399,600
Haynes International, Inc.	48,000	1,575,840
Kinross Gold Corp.*	45,000	154,800
Materion Corp.	450,000	25,677,000
TimkenSteel Corp.(x)*	895,000	9,719,700

		55,859,180

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.	540,000	13,165,200

Total Materials		265,739,137

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Ryman Hospitality Properties, Inc. (REIT)	687,000	56,498,880
Seritage Growth Properties (REIT), Class A(x)	84,000	3,732,960

		60,231,840

Real Estate Management & Development (1.1%)
Capital Properties, Inc., Class A	67,000	988,250
Griffin Industrial Realty, Inc.‡	323,022	11,257,317
Gyrodyne LLC*	3,000	54,030
St Joe Co. (The)*	830,000	13,686,700
Tejon Ranch Co.*	370,059	6,513,038
Twin River Worldwide Holdings, Inc.*	10,740	321,654

		32,820,989

Total Real Estate		93,052,829

Utilities (7.9%)
Electric Utilities (4.3%)
El Paso Electric Co.	716,000	42,115,120
Evergy, Inc.	229,000	13,293,450
Otter Tail Corp.	360,000	17,935,200
PNM Resources, Inc.	1,272,000	60,216,480

		133,560,250

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	6,000	547,260
National Fuel Gas Co.	182,000	11,094,720
Northwest Natural Holding Co.	32,000	2,100,160
ONE Gas, Inc.	40,000	3,561,200
Southwest Gas Holdings, Inc.	472,000	38,826,720

		56,130,060

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	240,000	4,339,200
Ormat Technologies, Inc.	80,000	4,412,000

		8,751,200

Multi-Utilities (1.3%)
Black Hills Corp.	280,000	20,739,600
NorthWestern Corp.	280,000	19,714,800

		40,454,400

Water Utilities (0.2%)
Cadiz, Inc.(x)*	10,000	96,800
SJW Group	104,000	6,420,960
York Water Co. (The)	43,500	1,492,920

		8,010,680

Total Utilities		246,906,590

Total Common Stocks (99.7%) (Cost $1,623,462,414)		3,124,704,519

PREFERRED STOCK:
Industrials (0.1%)
Industrial Conglomerates (0.1%)
Steel Partners Holdings LP 6.000%	141,816	3,067,480

Total Preferred Stock (0.1%) (Cost $3,403,584)		3,067,480

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	877,500	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	115,000	45,109

Total Consumer Staples		45,109

Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi, CVR, expiring 12/31/20*	50,000	22,500

Total Health Care		22,500

Total Rights (0.0%) (Cost $335,269)		67,609

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $11,005,240, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $11,220,002.(xx)	$11,000,000	11,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $5,314,196, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $5,419,329.(xx)	5,313,067	5,313,067
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $3,000,638, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $3,060,641.(xx)	3,000,000	3,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19,repurchase price $1,000,214,collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $1,071,356.(xx)	$1,000,000	$1,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19,repurchase price $3,001,412,collateralized by various U.S. Government Treasury Securities,ranging from 0.000%-8.000%,maturing 4/15/19-2/15/45; total market value $3,060,000.(xx)	3,000,000	3,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19,repurchase price $21,510,117,collateralized by various U.S. Government Treasury Securities,ranging from 0.000%-6.875%,maturing 6/20/19-8/15/47; total market value $21,930,015.(xx)	21,500,000	21,500,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19,repurchase price $12,005,927,collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $13,346,420.(xx)	12,000,000	12,000,000

Total Repurchase Agreements		56,813,067

Total Short-Term Investments (1.8%) (Cost $56,813,068)		56,813,068

Total Investments in Securities (101.6%) (Cost $1,684,014,335)		3,184,652,676
Other Assets Less Liabilities (-1.6%)		(50,237,034)

Net Assets (100%)		$3,134,415,642

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs. (x) All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $115,150,387. This was collateralized by $62,615,277 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $56,813,067 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Beasley Broadcast Group, Inc., Class A	628,625	2,325,000	37,510	—	—	139,418	2,501,928	31,431	—
Bel Fuse, Inc., Class A	155,000	2,131,250	—	—	—	1,190,400	3,321,650	9,300	—
Canterbury Park Holding Corp.	323,000	4,492,930	—	—	—	197,030	4,689,960	22,610	—
Griffin Industrial Realty, Inc.	323,022	10,269,312	37,072	—	—	950,933	11,257,317	—	—
Ingles Markets, Inc., Class A	788,500	21,462,970	—	—	—	315,400	21,778,370	130,103	—
Oil-Dri Corp. of America	438,000	11,607,000	—	—	—	2,032,320	13,639,320	105,120	—
Rush Enterprises, Inc., Class B	516,900	18,401,640	—	—	—	3,065,217	21,466,857	62,028	—

Total		70,690,102	74,582	—	—	7,890,718	78,655,402	360,592	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$366,949,709	$897,694	$—		$367,847,403
Consumer Discretionary	364,828,196	28,480,909	—		393,309,105
Consumer Staples	156,359,623	15,491,038	—		171,850,661
Energy	32,549,223	16,381	—		32,565,604
Financials	122,653,437	2,601,954	—		125,255,391
Health Care	161,989,001	—	—		161,989,001
Industrials	1,080,154,414	52,962,396	—		1,133,116,810
Information Technology	127,877,261	5,194,727	—		133,071,988
Materials	262,027,399	3,711,738	—		265,739,137
Real Estate	80,753,232	12,299,597	—		93,052,829
Utilities	246,906,590	—	—		246,906,590
Preferred Stocks
Industrials	3,067,480	—	—		3,067,480
Rights
Communication Services	—	—	—	(a)	—	(a)
Consumer Staples	—	—	45,109		45,109
Health Care	22,500	—	—		22,500
Short-Term Investments
Investment Company	1	—	—		1
Repurchase Agreements	—	56,813,067	—		56,813,067

Total Assets	$3,006,138,066	$178,469,501	$45,109		$3,184,652,676

Total Liabilities	$—	$—	$—		$—

Total	$3,006,138,066	$178,469,501	$45,109		$3,184,652,676

(a)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,653,934,544
Aggregate gross unrealized depreciation	(157,186,521)

Net unrealized appreciation	$1,496,748,023

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,687,904,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (81.7%)
Communication Services (16.2%)
Diversified Telecommunication Services (4.6%)
Altice France SA
7.375%, 5/1/26§	$325,000	$319,313
CCO Holdings LLC
5.250%, 9/30/22	572,000	582,754
5.125%, 5/1/23§	1,215,000	1,243,552
5.875%, 4/1/24§	575,000	600,932
5.750%, 2/15/26§	362,000	378,761
5.875%, 5/1/27§	899,000	932,982
5.000%, 2/1/28§	380,000	374,756
CenturyLink, Inc.
Series G
6.875%, 1/15/28(x)	375,000	354,375
Series T
5.800%, 3/15/22	375,000	382,987
Series W
6.750%, 12/1/23	270,000	282,825
Cincinnati Bell, Inc.
7.000%, 7/15/24§	585,000	537,089
Level 3 Financing, Inc.
5.375%, 8/15/22	1,031,000	1,036,155
5.125%, 5/1/23	350,000	353,500
Sprint Capital Corp.
6.900%, 5/1/19	175,000	175,438
8.750%, 3/15/32	312,000	329,191
Virgin Media Finance plc
6.000%, 10/15/24§	800,000	824,960
5.750%, 1/15/25§	850,000	863,855

		9,573,425

Entertainment (2.5%)
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26	900,000	812,250
6.125%, 5/15/27(x)	375,000	338,925
Ascend Learning LLC
6.875%, 8/1/25§	1,080,000	1,071,900
6.875%, 8/1/25§	738,000	732,465
Cinemark USA, Inc.
4.875%, 6/1/23	550,000	559,240
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	566,000	569,566
National CineMedia LLC
6.000%, 4/15/22	355,000	358,550
Netflix, Inc.
5.500%, 2/15/22	500,000	525,000
4.875%, 4/15/28	214,000	211,860

		5,179,756

Interactive Media & Services (0.5%)
Match Group, Inc.
6.375%, 6/1/24	358,000	376,365
Rackspace Hosting, Inc.
8.625%, 11/15/24(x)§	652,000	586,800

		963,165

Media (5.4%)
Altice Financing SA
6.625%, 2/15/23§	625,000	639,062
Altice Luxembourg SA
7.750%, 5/15/22§	810,000	810,000
AMC Networks, Inc.
5.000%, 4/1/24	500,000	502,450
Cable One, Inc.
5.750%, 6/15/22§	50,000	50,812
CSC Holdings LLC
5.125%, 12/15/21§	389,000	389,000
5.250%, 6/1/24	750,000	761,250
5.375%, 2/1/28§	400,000	400,520
DISH DBS Corp.
5.875%, 7/15/22	326,000	315,503
Getty Images, Inc.
9.750%, 3/1/27§	224,000	225,960
Lamar Media Corp.
5.375%, 1/15/24	184,000	188,600
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	522,000	416,295
Meredith Corp.
6.875%, 2/1/26	477,000	502,043
Midcontinent Communications
6.875%, 8/15/23§	350,000	364,098
Quebecor Media, Inc.
5.750%, 1/15/23	930,000	970,804
Sirius XM Radio, Inc.
4.625%, 5/15/23§	650,000	657,345
6.000%, 7/15/24§	865,000	895,794
Tribune Media Co.
5.875%, 7/15/22	314,000	320,468
Unitymedia GmbH
6.125%, 1/15/25§	770,000	799,183
Ziggo Bond Co. BV
6.000%, 1/15/27§	875,000	836,719
Ziggo BV
5.500%, 1/15/27§	1,310,000	1,296,900

		11,342,806

Wireless Telecommunication Services (3.2%)
Digicel Ltd.
6.000%, 4/15/21(x)§	720,000	599,551
Hughes Satellite Systems Corp.
7.625%, 6/15/21	900,000	961,875
Sprint Communications, Inc.
7.000%, 8/15/20	135,000	139,556
6.000%, 11/15/22	325,000	328,673
Sprint Corp.
7.875%, 9/15/23	814,000	852,665
7.125%, 6/15/24	1,761,000	1,787,415
7.625%, 3/1/26	445,000	451,008
T-Mobile USA, Inc.
6.000%, 3/1/23	967,000	993,592
6.000%, 4/15/24	272,000	283,220
6.375%, 3/1/25	269,000	280,110

		6,677,665

Total Communication Services		33,736,817

Consumer Discretionary (7.2%)
Auto Components (0.6%)
Icahn Enterprises LP
6.000%, 8/1/20	226,000	228,237
Panther BF Aggregator 2 LP
6.250%, 5/15/26§	786,000	797,790
8.500%, 5/15/27§	232,000	232,019

		1,258,046

Distributors (0.7%)
LKQ Corp.
4.750%, 5/15/23	800,000	800,000
Univar USA, Inc.
6.750%, 7/15/23(x)§	720,000	736,654

		1,536,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Consumer Services (0.3%)
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	$525,000	$530,250

Hotels, Restaurants & Leisure (4.7%)
1011778 BC ULC
4.625%, 1/15/22§	760,000	762,052
4.250%, 5/15/24§	98,000	97,020
5.000%, 10/15/25§	1,526,000	1,507,383
Boyd Gaming Corp.
6.875%, 5/15/23	150,000	155,820
6.000%, 8/15/26	521,000	534,025
Boyne USA, Inc.
7.250%, 5/1/25§	700,000	749,000
Caesars Resort Collection LLC
5.250%, 10/15/25§	650,000	627,640
Churchill Downs, Inc.
5.500%, 4/1/27§	318,000	322,070
Eldorado Resorts, Inc.
7.000%, 8/1/23	560,000	585,984
6.000%, 9/15/26	280,000	284,900
International Game Technology plc
6.250%, 2/15/22§	975,000	1,015,267
LTF Merger Sub, Inc.
8.500%, 6/15/23§	600,000	616,500
MGM Resorts International
6.625%, 12/15/21	69,000	73,744
5.750%, 6/15/25	650,000	676,000
Scientific Games International, Inc.
10.000%, 12/1/22	398,000	419,392
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	163,000	176,285
Stars Group Holdings BV
7.000%, 7/15/26§	289,000	301,283
Station Casinos LLC
5.000%, 10/1/25§	825,000	808,500

		9,712,865

Household Durables (0.1%)
William Lyon Homes, Inc.
6.000%, 9/1/23	215,000	208,550

Multiline Retail (0.1%)
Cumberland Farms, Inc.
6.750%, 5/1/25§	149,000	154,960

Specialty Retail (0.7%)
KGA Escrow LLC
7.500%, 8/15/23§	394,000	398,925
Party City Holdings, Inc.
6.625%, 8/1/26(x)§	143,000	141,570
Penske Automotive Group, Inc.
5.750%, 10/1/22	229,000	232,721
Staples, Inc.
8.500%, 9/15/25§	606,000	661,328

		1,434,544

Total Consumer Discretionary		14,835,869

Consumer Staples (3.2%)
Food & Staples Retailing (0.5%)
Rite Aid Corp.
6.125%, 4/1/23§	484,000	399,300
US Foods, Inc.
5.875%, 6/15/24§	580,000	592,354

		991,654

Food Products (1.7%)
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	236,000	233,935
JBS USA LUX SA
6.750%, 2/15/28§	612,000	633,215
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	246,000	249,001
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	503,000	506,772
Post Holdings, Inc.
5.500%, 3/1/25§	500,000	506,250
5.000%, 8/15/26§	275,000	266,750
5.750%, 3/1/27§	468,000	470,949
5.625%, 1/15/28§	224,000	222,611
Sigma Holdco BV
7.875%, 5/15/26§	567,000	522,349

		3,611,832

Household Products (0.5%)
Central Garden & Pet Co.
6.125%, 11/15/23	239,000	248,560
Energizer Holdings, Inc.
7.750%, 1/15/27§	264,000	280,843
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	369,000	317,340
Spectrum Brands, Inc.
6.625%, 11/15/22	190,000	194,332

		1,041,075

Personal Products (0.5%)
First Quality Finance Co., Inc.
4.625%, 5/15/21§	284,000	283,645
Prestige Brands, Inc.
5.375%, 12/15/21§	178,000	179,335
6.375%, 3/1/24(x)§	558,000	566,370

		1,029,350

Total Consumer Staples		6,673,911

Energy (10.3%)
Energy Equipment & Services (0.2%)
Nabors Industries, Inc.
5.500%, 1/15/23(x)	196,000	187,729
Precision Drilling Corp.
7.750%, 12/15/23	298,000	306,195

		493,924

Oil, Gas & Consumable Fuels (10.1%)
American Midstream Partners LP
9.500%, 12/15/21(e)§	768,000	706,560
Antero Midstream Partners LP
5.375%, 9/15/24	325,000	327,535
5.750%, 3/1/27§	350,000	355,250
Antero Resources Corp.
5.375%, 11/1/21	186,000	186,930
5.125%, 12/1/22	325,000	326,723
5.625%, 6/1/23	337,000	340,791
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	411,000	450,168
7.000%, 11/1/26§	496,000	476,805
Berry Petroleum Co. LLC
7.000%, 2/15/26§	212,000	210,410
Blue Racer Midstream LLC
6.125%, 11/15/22§	705,000	715,575
6.625%, 7/15/26§	379,000	386,580
Callon Petroleum Co.
6.125%, 10/1/24	475,000	475,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Calumet Specialty Products Partners LP
7.625%, 1/15/22(x)	$516,000	$483,105
Chesapeake Energy Corp.
7.000%, 10/1/24(x)	276,000	275,310
Crestwood Midstream Partners LP
6.250%, 4/1/23	370,000	380,175
CrownRock LP
5.625%, 10/15/25§	803,000	770,880
Delek Logistics Partners LP
6.750%, 5/15/25	537,000	530,611
Extraction Oil & Gas, Inc.
7.375%, 5/15/24§	425,000	354,875
5.625%, 2/1/26§	875,000	673,750
Genesis Energy LP
5.625%, 6/15/24	386,000	370,560
6.500%, 10/1/25	578,000	563,550
Gulfport Energy Corp.
6.000%, 10/15/24	900,000	814,590
6.375%, 5/15/25	375,000	339,375
6.375%, 1/15/26	392,000	346,920
Hess Infrastructure Partners LP
5.625%, 2/15/26§	500,000	508,750
Hilcorp Energy I LP
6.250%, 11/1/28§	488,000	489,220
Holly Energy Partners LP
6.000%, 8/1/24§	698,000	722,081
Jagged Peak Energy LLC
5.875%, 5/1/26	150,000	148,365
Matador Resources Co.
5.875%, 9/15/26	625,000	626,562
Parsley Energy LLC
6.250%, 6/1/24§	453,000	467,722
5.625%, 10/15/27§	267,000	265,238
PBF Holding Co. LLC
7.000%, 11/15/23	272,000	278,746
PBF Logistics LP
6.875%, 5/15/23	606,000	616,605
PDC Energy, Inc.
5.750%, 5/15/26	375,000	363,750
Range Resources Corp.
5.750%, 6/1/21	245,000	248,062
SemGroup Corp.
5.625%, 7/15/22	435,000	430,128
5.625%, 11/15/23	255,000	238,298
SM Energy Co.
6.750%, 9/15/26(x)	274,000	263,396
Southern Star Central Corp.
5.125%, 7/15/22§	517,000	517,768
Southwestern Energy Co.
7.750%, 10/1/27	245,000	250,819
SRC Energy, Inc.
6.250%, 12/1/25	725,000	647,280
Summit Midstream Holdings LLC
5.500%, 8/15/22	358,000	353,973
Sunoco LP
4.875%, 1/15/23	475,000	482,552
5.500%, 2/15/26	375,000	371,250
6.000%, 4/15/27§	375,000	376,763
Targa Resources Partners LP
6.750%, 3/15/24	566,000	592,036
TransMontaigne Partners LP
6.125%, 2/15/26	345,000	324,300
Whiting Petroleum Corp.
6.625%, 1/15/26(x)	184,000	180,743
WPX Energy, Inc.
5.750%, 6/1/26	282,000	286,230

		20,912,665

Total Energy		21,406,589

Financials (7.9%)
Capital Markets (1.4%)
Drawbridge Special Opportunities Fund LP
5.000%, 8/1/21§	975,000	976,247
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§	1,551,000	1,568,449
MSCI, Inc.
5.250%, 11/15/24§	272,000	281,465
5.375%, 5/15/27§	97,000	102,335

		2,928,496

Consumer Finance (0.5%)
Curo Group Holdings Corp.
8.250%, 9/1/25§	202,000	173,215
Enova International, Inc.
8.500%, 9/1/24§	314,000	294,375
Lincoln Finance Ltd.
7.375%, 4/15/21§	575,000	586,212

		1,053,802

Diversified Financial Services (1.2%)
Oxford Finance LLC
6.375%, 12/15/22§	950,000	976,125
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	1,075,000	1,089,835
8.250%, 11/15/26§	208,000	204,360
Verscend Escrow Corp.
9.750%, 8/15/26§	332,000	331,170

		2,601,490

Insurance (3.4%)
Acrisure LLC
8.125%, 2/15/24§	268,000	277,353
7.000%, 11/15/25§	2,125,000	1,916,750
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	1,450,000	1,484,437
AssuredPartners, Inc.
7.000%, 8/15/25§	525,000	486,938
Fidelity & Guaranty Life Holdings, Inc.
5.500%, 5/1/25§	1,200,000	1,204,560
NFP Corp.
6.875%, 7/15/25§	1,425,000	1,360,875
USI, Inc.
6.875%, 5/1/25§	279,000	270,993

		7,001,906

Thrifts & Mortgage Finance (1.4%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	530,000	471,700
Ladder Capital Finance Holdings LLLP
5.250%, 10/1/25§	1,222,000	1,176,175
Provident Funding Associates LP
6.375%, 6/15/25§	925,000	835,830
Quicken Loans, Inc.
5.750%, 5/1/25§	375,000	375,563

		2,859,268

Total Financials		16,444,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (10.1%)
Biotechnology (0.3%)
Sotera Health Topco, Inc.
8.125%, 11/1/21 PIK§	$630,000	$618,188

Health Care Equipment & Supplies (0.3%)
Hill-Rom Holdings, Inc.
5.750%, 9/1/23§	322,000	331,660
Sotera Health Holdings LLC
6.500%, 5/15/23§	379,000	379,474

		711,134

Health Care Providers & Services (8.2%)
Centene Corp.
6.125%, 2/15/24	474,000	496,657
DaVita, Inc.
5.750%, 8/15/22	750,000	763,125
5.125%, 7/15/24	850,000	839,885
Encompass Health Corp.
5.125%, 3/15/23	100,000	101,150
5.750%, 11/1/24	1,325,000	1,341,562
5.750%, 9/15/25	275,000	278,094
Envision Healthcare Corp.
8.750%, 10/15/26(x)§	1,293,000	1,152,451
HCA, Inc.
7.500%, 2/15/22	693,000	764,240
5.875%, 5/1/23	1,300,000	1,386,190
7.690%, 6/15/25	254,000	290,830
5.875%, 2/15/26	88,000	95,040
MEDNAX, Inc.
6.250%, 1/15/27§	285,000	287,850
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	951,000	948,623
NVA Holdings, Inc.
6.875%, 4/1/26§	1,684,000	1,669,349
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§	671,000	664,290
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	1,800,000	1,919,250
Surgery Center Holdings, Inc.
8.875%, 4/15/21(x)§	273,000	285,913
6.750%, 7/1/25(x)§	394,000	356,570
10.000%, 4/15/27§	333,000	337,762
Syneos Health, Inc.
7.500%, 10/1/24§	441,000	463,050
Team Health Holdings, Inc.
6.375%, 2/1/25(x)§	450,000	366,210
Tenet Healthcare Corp.
4.625%, 7/15/24	400,000	400,640
5.125%, 5/1/25	771,000	774,932
7.000%, 8/1/25	243,000	245,649
WellCare Health Plans, Inc.
5.375%, 8/15/26§	328,000	342,760
West Street Merger Sub, Inc.
6.375%, 9/1/25§	396,000	385,110

		16,957,182

Health Care Technology (0.3%)
IQVIA, Inc.
4.875%, 5/15/23§	524,000	533,222

Life Sciences Tools & Services (0.1%)
Charles River Laboratories International, Inc.
5.500%, 4/1/26§	208,000	216,320

Pharmaceuticals (0.9%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	621,000	680,864
Bausch Health Cos., Inc.
7.000%, 3/15/24§	576,000	609,408
5.500%, 11/1/25§	324,000	330,901
5.750%, 8/15/27§	149,000	152,591
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26§	107,000	105,930

		1,879,694

Total Health Care		20,915,740

Industrials (9.9%)
Aerospace & Defense (2.2%)
Bombardier, Inc.
8.750%, 12/1/21§	263,000	290,615
7.875%, 4/15/27§	619,000	636,394
TransDigm, Inc.
6.000%, 7/15/22	1,810,000	1,839,503
6.500%, 5/15/25	500,000	505,650
6.250%, 3/15/26§	932,000	968,441
Triumph Group, Inc.
7.750%, 8/15/25(x)	456,000	434,340

		4,674,943

Building Products (1.3%)
Masonite International Corp.
5.625%, 3/15/23§	74,000	75,665
Reliance Intermediate Holdings LP
6.500%, 4/1/23§	750,000	774,375
Standard Industries, Inc.
5.500%, 2/15/23§	660,000	671,550
6.000%, 10/15/25§	374,000	391,615
Summit Materials LLC
6.125%, 7/15/23	700,000	716,380

		2,629,585

Commercial Services & Supplies (2.7%)
ACCO Brands Corp.
5.250%, 12/15/24§	378,000	370,440
Covanta Holding Corp.
5.875%, 7/1/25	275,000	279,812
6.000%, 1/1/27	475,000	475,000
Hulk Finance Corp.
7.000%, 6/1/26§	446,000	422,050
Matthews International Corp.
5.250%, 12/1/25§	238,000	228,777
Multi-Color Corp.
6.125%, 12/1/22§	465,000	477,787
4.875%, 11/1/25(x)§	455,000	464,669
Nielsen Finance LLC
5.000%, 4/15/22§	1,480,000	1,461,500
Prime Security Services Borrower LLC
9.250%, 5/15/23§	509,000	534,450
Star Merger Sub, Inc.
6.875%, 8/15/26§	409,000	416,689
10.250%, 2/15/27§	308,000	316,101
Waste Pro USA, Inc.
5.500%, 2/15/26§	125,000	120,313

		5,567,588

Construction & Engineering (0.4%)
AECOM
5.125%, 3/15/27	298,000	288,315
AECOM Global II LLC
5.000%, 4/1/22(e)	265,000	269,142
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	249,000	242,307

		799,764

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Machinery (0.8%)
EnPro Industries, Inc.
5.750%, 10/15/26§	$334,000	$336,505
Mueller Water Products, Inc.
5.500%, 6/15/26§	372,000	379,440
Novelis Corp.
6.250%, 8/15/24§	80,000	81,800
5.875%, 9/30/26§	200,000	199,250
Welbilt, Inc.
9.500%, 2/15/24	689,000	743,259

		1,740,254

Professional Services (0.5%)
IHS Markit Ltd.
5.000%, 11/1/22§	111,000	115,504
Jaguar Holding Co. II
6.375%, 8/1/23§	932,000	949,522

		1,065,026

Road & Rail (1.9%)
Avolon Holdings Funding Ltd.
5.250%, 5/15/24§	186,000	191,580
DAE Funding LLC
5.250%, 11/15/21§	278,000	284,236
4.500%, 8/1/22§	300,000	301,500
5.000%, 8/1/24§	1,089,000	1,090,361
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	957,000	928,290
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	366,000	379,981
Watco Cos. LLC
6.375%, 4/1/23§	755,000	758,775

		3,934,723

Trading Companies & Distributors (0.1%)
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	161,000	167,037
WESCO Distribution, Inc.
5.375%, 6/15/24	25,000	25,313

		192,350

Total Industrials		20,604,233

Information Technology (11.4%)
Communications Equipment (2.3%)
CommScope Finance LLC
6.000%, 3/1/26§	1,605,000	1,658,126
8.250%, 3/1/27§	665,000	689,937
CommScope Technologies LLC
6.000%, 6/15/25§	1,000,000	972,200
ViaSat, Inc.
5.625%, 9/15/25§	1,200,000	1,149,000
5.625%, 4/15/27§	300,000	305,670

		4,774,933

Electronic Equipment, Instruments & Components (0.4%)
Anixter, Inc.
6.000%, 12/1/25§	232,000	243,600
Itron, Inc.
5.000%, 1/15/26§	486,000	478,126

		721,726

IT Services (2.8%)
Alliance Data Systems Corp.
5.375%, 8/1/22§	1,525,000	1,544,253
Exela Intermediate LLC
10.000%, 7/15/23§	604,000	614,872
First Data Corp.
5.375%, 8/15/23§	394,000	402,392
Gartner, Inc.
5.125%, 4/1/25§	192,000	193,747
GTT Communications, Inc.
7.875%, 12/31/24(x)§	470,000	407,725
Unisys Corp.
10.750%, 4/15/22§	250,000	275,625
Zayo Group LLC
6.000%, 4/1/23	1,715,000	1,736,438
5.750%, 1/15/27§	736,000	734,381

		5,909,433

Software (4.8%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	728,000	745,326
CDK Global, Inc.
5.875%, 6/15/26	274,000	287,207
Change Healthcare Holdings LLC
5.750%, 3/1/25§	1,656,000	1,627,898
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	1,075,000	1,171,277
HNA Ecotech Panorama Cayman Co. Ltd.
8.000%, 4/15/21§	335,000	296,045
Informatica LLC
7.125%, 7/15/23§	893,000	914,209
PTC, Inc.
6.000%, 5/15/24	500,000	523,150
Solera LLC
10.500%, 3/1/24§	765,000	827,156
Sophia LP
9.000%, 9/30/23§	1,901,000	1,971,109
SS&C Technologies, Inc.
5.500%, 9/30/27§	1,590,000	1,605,900

		9,969,277

Technology Hardware, Storage & Peripherals (1.1%)
Dell International LLC
5.875%, 6/15/21(b)§	871,000	887,375
7.125%, 6/15/24§	430,000	455,413
Everi Payments, Inc.
7.500%, 12/15/25§	326,000	339,040
NCR Corp.
4.625%, 2/15/21	495,000	494,158
5.875%, 12/15/21	127,000	128,880

		2,304,866

Total Information Technology		23,680,235

Materials (4.0%)
Chemicals (2.0%)
Blue Cube Spinco LLC
10.000%, 10/15/25	518,000	592,644
INEOS Group Holdings SA
5.625%, 8/1/24(x)§	480,000	477,600
Koppers, Inc.
6.000%, 2/15/25§	409,000	399,797
NOVA Chemicals Corp.
4.875%, 6/1/24§	337,000	328,575
Nufarm Australia Ltd.
5.750%, 4/30/26§	599,000	552,577
PQ Corp.
6.750%, 11/15/22§	461,000	478,288
5.750%, 12/15/25§	384,000	371,040
Rayonier AM Products, Inc.
5.500%, 6/1/24§	600,000	565,500
Starfruit Finco BV
8.000%, 10/1/26(x)§	300,000	302,250

		4,068,271

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Containers & Packaging (2.0%)
Berry Global, Inc.
5.500%, 5/15/22	$276,000	$280,140
5.125%, 7/15/23	357,000	362,926
BWAY Holding Co.
5.500%, 4/15/24§	337,000	335,012
7.250%, 4/15/25(x)§	811,000	782,128
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	374,000	361,378
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	188,000	192,794
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	273,288	273,288
5.125%, 7/15/23§	1,350,000	1,372,005
W/S Packaging Holdings, Inc.
9.000%, 4/15/23§	280,000	288,400

		4,248,071

Total Materials		8,316,342

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Equinix, Inc. (REIT)
5.875%, 1/15/26	250,000	262,850
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	900,000	893,970
MGM Growth Properties Operating Partnership LP (REIT)
5.750%, 2/1/27§	658,000	679,385
SBA Communications Corp. (REIT)
4.875%, 9/1/24	255,000	257,627

		2,093,832

Real Estate Management & Development (0.5%)
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	288,000	288,720
Howard Hughes Corp. (The)
5.375%, 3/15/25§	376,000	375,060
Realogy Group LLC
9.375%, 4/1/27§	380,000	389,025

		1,052,805

Total Real Estate		3,146,637

Total Corporate Bonds		169,761,335

Loan Participations (3.6%)
Consumer Discretionary (0.3%)
Auto Components (0.3%)
Panther BF Aggregator 2 LP, Term Loan
(ICE LIBOR USD 6 Month + 3.50%), 3.500%, 3/18/26(k)	600,000	593,250

Total Consumer Discretionary		593,250

Health Care (1.2%)
Health Care Providers & Services (1.2%)
Dentalcorp Perfect Smile Ulc
(ICE LIBOR USD 1 Month + 3.75%), 6.249%, 5/31/25(k)	497,612	484,550
Envision Healthcare Corp.
(ICE LIBOR USD 1 Month + 3.75%), 6.249%, 10/10/25(k)	1,670,813	1,559,774
Sound Inpatient Physicians, Inc.
(ICE LIBOR USD 1 Month + 6.75%), 9.249%, 6/26/26(k)	500,000	497,500

		2,541,824

Total Health Care		2,541,824

Information Technology (1.7%)
IT Services (0.9%)
Asurion Term Loan
(ICE LIBOR USD 1 Month + 6.50%), 8.999%, 8/4/25(k)	1,700,000	1,720,187
Financial & Risk US Holdings, Inc.
(ICE LIBOR USD 1 Month + 3.75%), 6.249%, 10/1/25(k)	249,375	241,738

		1,961,925

Software (0.8%)
Greeneden US Holdings I LLC
(ICE LIBOR USD 1 Month + 3.25%), 5.749%, 12/1/23(k)	423,927	417,462
Sophia LP
(ICE LIBOR USD 3 Month + 3.25%), 5.851%, 9/30/22(k)	121,474	120,373
SS&C Technologies Holdings, Inc.
(ICE LIBOR USD 1 Month + 2.25%), 4.749%, 4/16/25(k)	46,266	45,823
(ICE LIBOR USD 1 Month + 2.25%), 4.772%, 4/16/25(k)	33,265	32,946
Vertafore, Inc.
(ICE LIBOR USD 1 Month + 7.25%), 9.749%, 7/2/26(k)	975,000	960,375

		1,576,979

Total Information Technology		3,538,904

Materials (0.4%)
Metals & Mining (0.4%)
Aleris International, Inc.
(ICE LIBOR USD 1 Month + 4.75%), 7.249%, 2/27/23(k)	920,185	918,344

Total Materials		918,344

Total Loan Participations		7,592,322

Total Long-Term Debt Securities (85.3%) (Cost $177,961,797)		177,353,657

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.6%)
iShares iBoxx High Yield Corporate Bond ETF(x)	126,350	10,925,485
SPDR Bloomberg Barclays High Yield Bond ETF(x)	305,205	10,978,224

Total Exchange Traded Funds (10.6%) (Cost $22,457,802)		21,903,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile USA, Inc., CVR, expiring 3/1/23(r)* (Cost $—)	1,420,000	$—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	3,021,578	3,022,484

	Principal Amount	Value (Note 1)
Repurchase Agreements (12.0%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $5,002,382, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $5,100,001.(xx)	$5,000,000	5,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $861,537, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $878,581.(xx)	861,354	861,354
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $10,002,125, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $10,202,138.(xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 2.60%, dated 3/29/19, due 4/5/19, repurchase price $1,000,506, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.875%-7.125%, maturing 10/31/19-8/15/48; total market value $1,082,964.(xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $3,000,638, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $3,060,000.(xx)	3,000,000	3,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $5,002,353, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.875%, maturing 6/20/19-8/15/47; total market value $5,100,004.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		24,861,354

Total Short-Term Investments (13.4%) (Cost $27,883,688)		27,883,838

Total Investments in Securities (109.3%) (Cost $228,303,287)		227,141,204
Other Assets Less Liabilities (-9.3%)		(19,285,377)

Net Assets (100%)		$207,855,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $117,121,176 or 56.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2019, the market value of these securities amounted to $887,375 or 0.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $25,398,592. This was collateralized by $1,049,721 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/18/19-11/15/48 and by cash of $24,861,354 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Rights

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Communication Services	$—	$33,736,817	$—		$33,736,817
Consumer Discretionary	—	14,835,869	—		14,835,869
Consumer Staples	—	6,673,911	—		6,673,911
Energy	—	21,406,589	—		21,406,589
Financials	—	16,444,962	—		16,444,962
Health Care	—	20,915,740	—		20,915,740
Industrials	—	20,604,233	—		20,604,233
Information Technology	—	23,680,235	—		23,680,235
Materials	—	8,316,342	—		8,316,342
Real Estate	—	3,146,637	—		3,146,637
Exchange Traded Funds	21,903,709	—	—		21,903,709
Loan Participations
Consumer Discretionary	—	593,250	—		593,250
Health Care	—	2,541,824	—		2,541,824
Information Technology	—	3,538,904	—		3,538,904
Materials	—	918,344	—		918,344
Rights
Communication Services	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	3,022,484	—	—		3,022,484
Repurchase Agreements	—	24,861,354	—		24,861,354

Total Assets	$24,926,193	$202,215,011	$—		$227,141,204

Total Liabilities	$—	$—	$—		$—

Total	$24,926,193	$202,215,011	$—		$227,141,204

(a)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,538,275
Aggregate gross unrealized depreciation	(3,783,561)

Net unrealized depreciation	$(1,245,286)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$228,386,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.2%)
Alaska Communications Systems Group, Inc.*	9,648	$18,524
IDT Corp., Class B	3,170	21,049
Ooma, Inc.*	3,557	47,095
ORBCOMM, Inc.*	13,839	93,828
Otelco, Inc., Class A*	460	7,544
Pareteum Corp.(x)*	12,260	55,783
pdvWireless, Inc.*	1,794	63,077

		306,900

Entertainment (0.8%)
Ballantyne Strong, Inc.*	2,026	3,546
Cinedigm Corp., Class A(x)*	2,428	4,613
Dolphin Entertainment, Inc.*	1,035	1,708
Global Eagle Entertainment, Inc.(x)*	9,509	6,746
Glu Mobile, Inc.*	78,411	857,816
LiveXLive Media, Inc.(x)*	5,513	29,660
Marcus Corp. (The)	3,766	150,828
Reading International, Inc., Class A*	3,132	49,987
Rosetta Stone, Inc.*	3,771	82,396

		1,187,300

Interactive Media & Services (0.6%)
AutoWeb, Inc.*	1,919	7,254
Care.com, Inc.*	34,505	681,819
DHI Group, Inc.*	9,183	22,315
Meet Group, Inc. (The)*	13,320	66,999
QuinStreet, Inc.*	8,390	112,342
Travelzoo*	868	11,631
Zedge, Inc., Class B*	1,279	2,277

		904,637

Media (0.6%)
AH Belo Corp., Class A	3,533	13,143
Beasley Broadcast Group, Inc., Class A	1,384	5,508
Boston Omaha Corp., Class A*	967	24,117
Cardlytics, Inc.(x)*	1,107	18,310
Central European Media Enterprises Ltd., Class A*	15,901	63,286
Daily Journal Corp.(x)*	217	46,460
Emmis Communications Corp., Class A*	2,072	7,418
Entercom Communications Corp., Class A	24,157	126,824
Entravision Communications Corp., Class A	12,010	38,912
Fluent, Inc.*	6,296	35,384
Harte-Hanks, Inc.*	704	2,513
Hemisphere Media Group, Inc.*	3,458	48,758
Lee Enterprises, Inc.*	10,335	34,105
Level Brands, Inc.(x)*	996	4,402
Marchex, Inc., Class B*	6,361	30,088
McClatchy Co. (The), Class A*	1,029	5,145
MDC Partners, Inc., Class A*	10,496	23,616
National CineMedia, Inc.	14,524	102,394
New Media Investment Group, Inc.	11,221	117,821
Saga Communications, Inc., Class A	685	22,735
Salem Media Group, Inc.	2,410	6,158
Social Reality, Inc.*	1,616	5,494
TechTarget, Inc.*	3,896	63,388
Townsquare Media, Inc., Class A	1,840	10,525
Tribune Publishing Co.*	3,331	39,272
Urban One, Inc.*	4,244	8,488
Xcel Brands, Inc.*	1,406	2,390

		906,654

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	7,735	180,071
Gogo, Inc.(x)*	10,794	48,465
NII Holdings, Inc.*	16,617	32,569
Spok Holdings, Inc.	3,527	48,038

		309,143

Total Communication Services		3,614,634

Consumer Discretionary (9.6%)
Auto Components (0.4%)
Horizon Global Corp.(x)*	4,517	8,763
Modine Manufacturing Co.*	9,378	130,073
Motorcar Parts of America, Inc.*	3,560	67,177
Shiloh Industries, Inc.*	2,640	14,520
Stoneridge, Inc.*	5,189	149,754
Strattec Security Corp.	673	19,773
Superior Industries International, Inc.	4,570	21,753
Sypris Solutions, Inc.*	1,848	2,051
Tower International, Inc.	3,753	78,926
Unique Fabricating, Inc.	1,396	6,268
UQM Technologies, Inc.*	10,537	17,386
VOXX International Corp.*	3,811	17,607
Workhorse Group, Inc.(x)*	7,951	4,890

		538,941

Automobiles (0.0%)
Arcimoto, Inc.(x)*	1,187	5,698

Distributors (0.1%)
AMCON Distributing Co.	45	3,879
Educational Development Corp.	1,214	9,190
Funko, Inc., Class A*	2,109	45,807
Weyco Group, Inc.	1,172	36,285

		95,161

Diversified Consumer Services (0.5%)
American Public Education, Inc.*	3,020	90,962
Aspen Group, Inc.(x)*	2,816	15,009
Bridgepoint Education, Inc.*	4,826	29,487
Career Education Corp.*	12,774	211,027
Carriage Services, Inc.	3,306	63,641
Collectors Universe, Inc.	1,395	24,440
HyreCar, Inc.(x)*	368	1,851
K12, Inc.*	7,034	240,070
Lincoln Educational Services Corp.*	4,620	14,322
Regis Corp.*	5,821	114,499
Universal Technical Institute, Inc.*	3,236	11,035

		816,343

Hotels, Restaurants & Leisure (1.1%)
Ark Restaurants Corp.	421	8,205
Biglari Holdings, Inc., Class A*	17	12,503
Biglari Holdings, Inc., Class B*	170	24,031
Bowl America, Inc., Class A	382	5,749
Canterbury Park Holding Corp.	441	6,403
Carrols Restaurant Group, Inc.*	6,513	64,935
Century Casinos, Inc.*	5,194	47,058
Chuy’s Holdings, Inc.*	3,149	71,703
Del Frisco’s Restaurant Group, Inc.*	6,380	40,896
Del Taco Restaurants, Inc.*	5,723	57,573
Denny’s Corp.*	11,484	210,731
Diversified Restaurant Holdings, Inc.*	2,603	2,324
Dover Motorsports, Inc.	2,635	5,323
Drive Shack, Inc.*	11,301	50,741
El Pollo Loco Holdings, Inc.*	4,110	53,471
Empire Resorts, Inc.*	658	6,613
Famous Dave’s of America, Inc.*	909	5,163
FAT Brands, Inc.(x)	358	1,838
Flanigan’s Enterprises, Inc.	153	3,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Full House Resorts, Inc.*	4,203	$8,490
Gaming Partners International Corp.	648	8,437
Golden Entertainment, Inc.*	3,493	49,461
Good Times Restaurants, Inc.*	1,912	4,627
Habit Restaurants, Inc. (The), Class A*	30,214	326,915
Inspired Entertainment, Inc.*	1,994	13,290
iPic Entertainment, Inc., Class A(x)*	178	934
J Alexander’s Holdings, Inc.*	2,487	24,422
Kona Grill, Inc.(x)*	1,299	1,182
Lindblad Expeditions Holdings, Inc.*	4,062	61,946
Luby’s, Inc.*	3,227	4,647
Monarch Casino & Resort, Inc.*	2,135	93,769
Nathan’s Famous, Inc.	535	36,594
Nevada Gold & Casinos, Inc.*	2,918	7,266
Noodles & Co.(x)*	2,654	18,047
ONE Group Hospitality, Inc. (The)*	1,974	5,843
Papa Murphy’s Holdings, Inc.*	1,511	7,918
Peak Resorts, Inc.(x)	1,692	7,699
PlayAGS, Inc.*	4,140	99,070
Potbelly Corp.*	4,270	36,338
RCI Hospitality Holdings, Inc.	1,643	37,740
Red Lion Hotels Corp.*	3,085	24,927
Ruth’s Hospitality Group, Inc.	5,437	139,133
Town Sports International Holdings, Inc.*	2,859	13,609
YogaWorks, Inc.*	1,274	1,172

		1,712,283

Household Durables (2.2%)
Bassett Furniture Industries, Inc.	1,946	31,934
Beazer Homes USA, Inc.*	5,685	65,434
Century Communities, Inc.*	4,947	118,580
CSS Industries, Inc.	1,701	10,189
Dixie Group, Inc. (The)*	2,651	2,492
Emerson Radio Corp.*	1,659	2,157
Flexsteel Industries, Inc.	1,333	30,912
Green Brick Partners, Inc.*	4,600	40,250
Hamilton Beach Brands Holding Co., Class A	1,198	25,709
Hooker Furniture Corp.	2,173	62,648
Hovnanian Enterprises, Inc., Class A(x)*	913	10,016
Legacy Housing Corp.*	848	10,091
LGI Homes, Inc.(x)*	18,700	1,126,488
Libbey, Inc.	4,147	11,777
Lifetime Brands, Inc.	2,116	19,996
Lovesac Co. (The)(x)*	46,953	1,305,763
M/I Homes, Inc.*	5,090	135,496
New Home Co., Inc. (The)*	2,374	11,300
Nova Lifestyle, Inc.(x)*	2,896	2,548
P&F Industries, Inc., Class A	381	3,113
Purple Innovation, Inc.(x)*	785	3,642
Skyline Champion Corp.	6,276	119,244
Turtle Beach Corp.(x)*	1,596	18,131
Universal Electronics, Inc.*	2,537	94,250
Vuzix Corp.(x)*	4,135	12,653
ZAGG, Inc.*	5,070	45,985

		3,320,798

Internet & Direct Marketing Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	25,696	468,438
Duluth Holdings, Inc., Class B(x)*	1,486	35,426
EVINE Live, Inc.*	11,612	5,443
FTD Cos., Inc.*	3,232	1,648
Gaia, Inc.(x)*	2,215	20,267
Lands’ End, Inc.*	2,034	33,785
Leaf Group Ltd.*	3,130	25,103
Liquidity Services, Inc.*	5,199	40,084
Overstock.com, Inc.(x)*	4,353	72,347
PetMed Express, Inc.(x)	3,758	85,607
Remark Holdings, Inc.*	4,968	9,191
RumbleON, Inc., Class B*	1,261	6,229
US Auto Parts Network, Inc.*	4,997	5,047

		808,615

Leisure Products (3.2%)
American Outdoor Brands Corp.*	10,124	94,558
Clarus Corp.	3,990	51,112
Escalade, Inc.	1,978	22,094
JAKKS Pacific, Inc.*	3,762	3,800
Johnson Outdoors, Inc., Class A	911	65,009
Malibu Boats, Inc., Class A*	49,920	1,975,833
Marine Products Corp.	1,413	19,033
MasterCraft Boat Holdings, Inc.*	3,465	78,205
Nautilus, Inc.*	5,564	30,936
YETI Holdings, Inc.(x)*	81,863	2,476,356

		4,816,936

Multiline Retail (0.0%)
Fred’s, Inc., Class A(x)*	4,945	12,214
Tuesday Morning Corp.(x)*	8,315	17,628

		29,842

Specialty Retail (1.1%)
America’s Car-Mart, Inc.*	1,088	99,378
Ascena Retail Group, Inc.*	32,822	35,448
Barnes & Noble Education, Inc.*	7,451	31,294
Barnes & Noble, Inc.	11,146	60,523
Big 5 Sporting Goods Corp.(x)	3,715	11,814
Blink Charging Co.(x)*	3,399	10,639
Boot Barn Holdings, Inc.*	5,276	155,325
Build-A-Bear Workshop, Inc.*	2,863	17,464
Cato Corp. (The), Class A	4,157	62,272
Christopher & Banks Corp.(x)*	5,444	1,856
Citi Trends, Inc.	2,239	43,235
Conn’s, Inc.*	3,707	84,742
Container Store Group, Inc. (The)*	3,149	27,711
Destination Maternity Corp.*	2,131	4,646
Destination XL Group, Inc.*	6,331	15,511
Francesca’s Holdings Corp.(x)*	6,265	4,238
GNC Holdings, Inc., Class A(x)*	15,825	43,202
Haverty Furniture Cos., Inc.	3,469	75,902
Hibbett Sports, Inc.*	3,443	78,535
J. Jill, Inc.	3,198	17,557
Kirkland’s, Inc.*	2,859	20,099
Lazydays Holdings, Inc.*	1,013	4,822
Lumber Liquidators Holdings, Inc.(x)*	5,362	54,156
MarineMax, Inc.*	4,143	79,380
Pier 1 Imports, Inc.(x)	15,561	11,881
Rent-A-Center, Inc.*	8,345	174,160
RTW RetailWinds, Inc.*	5,793	13,903
Sears Hometown and Outlet Stores, Inc.(x)*	1,809	3,980
Shoe Carnival, Inc.(x)	1,913	65,099
Sportsman’s Warehouse Holdings, Inc.*	6,952	33,370
Stage Stores, Inc.(x)	4,561	4,698
Stein Mart, Inc.(x)*	5,837	5,779
Tandy Leather Factory, Inc.*	1,027	6,162
Tile Shop Holdings, Inc.	7,555	42,761
Tilly’s, Inc., Class A	3,861	42,973
Trans World Entertainment Corp.*	3,193	1,340
Vitamin Shoppe, Inc.*	3,228	22,725
Winmark Corp.	473	89,203
Zumiez, Inc.*	3,492	86,916

		1,644,699

Textiles, Apparel & Luxury Goods (0.5%)
Crocs, Inc.*	12,466	320,999
Crown Crafts, Inc.	1,553	8,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Culp, Inc.	2,158	$41,498
Delta Apparel, Inc.*	1,250	27,775
Jerash Holdings US, Inc.	260	1,911
Lakeland Industries, Inc.*	1,497	17,575
Movado Group, Inc.	2,969	108,012
Rocky Brands, Inc.	1,312	31,436
Sequential Brands Group, Inc.(x)*	7,042	9,014
Superior Group of Cos., Inc.	1,749	29,068
Unifi, Inc.*	2,943	56,947
Vera Bradley, Inc.*	4,166	55,200
Vince Holding Corp.*	559	6,932

		714,380

Total Consumer Discretionary		14,503,696

Consumer Staples (2.7%)
Beverages (0.8%)
Castle Brands, Inc.(x)*	18,237	12,702
Celsius Holdings, Inc.(x)*	4,087	17,411
Craft Brew Alliance, Inc.*	2,460	34,391
Eastside Distilling, Inc.(x)*	1,227	7,129
MGP Ingredients, Inc.(x)	13,387	1,032,807
New Age Beverages Corp.(x)*	10,919	57,434
Primo Water Corp.*	6,352	98,202
Reed’s, Inc.*	2,423	7,002
Willamette Valley Vineyards, Inc.*	769	5,544

		1,272,622

Food & Staples Retailing (0.9%)
Chefs’ Warehouse, Inc. (The)*	33,886	1,052,160
Ifresh, Inc.*	489	572
Ingles Markets, Inc., Class A	2,647	73,110
Natural Grocers by Vitamin Cottage, Inc.*	1,687	20,160
Smart & Final Stores, Inc.*	4,279	21,138
SpartanNash Co.	6,712	106,519
Village Super Market, Inc., Class A	1,532	41,870

		1,315,529

Food Products (0.4%)
Alico, Inc.	539	14,666
Bridgford Foods Corp.*	359	8,548
Farmer Brothers Co.*	1,889	37,799
Freshpet, Inc.*	4,945	209,124
John B Sanfilippo & Son, Inc.	1,611	115,783
Landec Corp.*	4,608	56,586
Lifeway Foods, Inc.*	768	1,858
Limoneira Co.	2,783	65,484
RiceBran Technologies(x)*	2,566	9,545
Rocky Mountain Chocolate Factory, Inc.	1,002	9,038
S&W Seed Co.*	3,220	8,630
Seneca Foods Corp., Class A*	1,356	33,358

		570,419

Household Products (0.0%)
Ocean Bio-Chem, Inc.	651	2,220
Oil-Dri Corp. of America	970	30,206
Orchids Paper Products Co.*	1,952	2,420

		34,846

Personal Products (0.5%)
CV Sciences, Inc.(x)*	117,413	695,085
Lifevantage Corp.*	2,510	35,868
Mannatech, Inc.	296	5,180
Natural Alternatives International, Inc.*	1,031	11,856
Natural Health Trends Corp.	1,402	18,170
Nature’s Sunshine Products, Inc.*	1,575	14,632
United-Guardian, Inc.	626	11,988
Veru, Inc.*	8,371	12,222
Youngevity International, Inc.(x)*	1,767	10,072

		815,073

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	21,753	37,198
Pyxus International, Inc.*	1,564	37,364
Turning Point Brands, Inc.	1,536	70,794

		145,356

Total Consumer Staples		4,153,845

Energy (2.4%)
Energy Equipment & Services (1.3%)
Aspen Aerogels, Inc.*	3,398	8,665
Basic Energy Services, Inc.*	3,517	13,365
Bristow Group, Inc.*	6,114	6,787
CARBO Ceramics, Inc.(x)*	4,087	14,304
Dawson Geophysical Co.*	3,943	11,553
Enservco Corp.(x)*	6,810	3,609
Era Group, Inc.*	3,863	44,579
Geospace Technologies Corp.*	2,534	32,790
Gulf Island Fabrication, Inc.	2,687	24,640
Hornbeck Offshore Services, Inc.(x)*	6,074	7,532
Independence Contract Drilling, Inc.*	8,847	24,506
ION Geophysical Corp.*	2,040	29,458
Key Energy Services, Inc.*	1,902	7,722
Matrix Service Co.*	4,980	97,508
Mitcham Industries, Inc.*	2,328	9,149
Natural Gas Services Group, Inc.*	2,280	39,467
Newpark Resources, Inc.*	16,775	153,659
Nine Energy Service, Inc.*	2,785	63,080
Nordic American Offshore Ltd.	672	1,982
Nuverra Environmental Solutions, Inc.*	370	3,293
Pioneer Energy Services Corp.*	14,798	26,192
Profire Energy, Inc.*	4,634	8,295
Quintana Energy Services, Inc.*	1,188	5,132
Ranger Energy Services, Inc.(x)*	847	6,751
RigNet, Inc.*	2,629	25,685
SEACOR Holdings, Inc.*	3,217	136,015
SEACOR Marine Holdings, Inc.*	3,181	42,339
Smart Sand, Inc.(x)*	4,113	18,303
Solaris Oilfield Infrastructure, Inc., Class A	56,306	925,671
Superior Drilling Products, Inc.*	2,483	3,278
Synthesis Energy Systems, Inc.*	1,703	921
TETRA Technologies, Inc.*	22,745	53,223
Tidewater, Inc.*	5,609	130,073

		1,979,526

Oil, Gas & Consumable Fuels (1.1%)
Abraxas Petroleum Corp.*	29,784	37,230
Adams Resources & Energy, Inc.	402	15,702
Aemetis, Inc.(x)*	2,432	2,023
Approach Resources, Inc.(x)*	8,320	2,943
Ardmore Shipping Corp.*	6,021	37,089
Bonanza Creek Energy, Inc.*	3,567	80,935
Centrus Energy Corp., Class A(x)*	919	2,564
Clean Energy Fuels Corp.*	25,644	79,240
Comstock Resources, Inc.*	2,581	17,886
Contango Oil & Gas Co.*	5,860	18,459
DHT Holdings, Inc.	17,306	77,185
Dorian LPG Ltd.*	4,983	31,991
Earthstone Energy, Inc., Class A*	3,687	26,104
Energy Fuels, Inc.*	15,815	52,664
Evolution Petroleum Corp.	4,598	31,037
Goodrich Petroleum Corp.*	1,743	23,705
Hallador Energy Co.	3,080	16,201
International Seaways, Inc.*	4,090	70,103
Isramco, Inc.*	138	15,594
Lilis Energy, Inc.(x)*	8,422	9,854
Lonestar Resources US, Inc., Class A*	2,679	10,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Midstates Petroleum Co., Inc.*	2,789	$27,249
Montage Resources Corp.*	1,082	16,273
NACCO Industries, Inc., Class A	676	25,837
NextDecade Corp.*	1,385	7,645
Nordic American Tankers Ltd.(x)	26,268	53,061
Northern Oil and Gas, Inc.*	36,617	100,331
Overseas Shipholding Group, Inc., Class A*	11,070	25,350
Pacific Ethanol, Inc.*	7,703	7,549
Panhandle Oil and Gas, Inc., Class A	3,066	48,136
Penn Virginia Corp.*	2,338	103,106
PrimeEnergy Resources Corp.*	88	14,426
Renewable Energy Group, Inc.*	6,951	152,644
REX American Resources Corp.*	1,058	85,285
Ring Energy, Inc.*	10,776	63,255
Rosehill Resources, Inc.*	638	2,169
SandRidge Energy, Inc.*	5,721	45,882
SilverBow Resources, Inc.*	1,383	31,809
Teekay Tankers Ltd., Class A*	36,944	35,839
Torchlight Energy Resources, Inc.(x)*	8,846	14,508
TransAtlantic Petroleum Ltd.*	5,979	5,178
Ultra Petroleum Corp.(x)*	31,179	19,019
Uranium Energy Corp.(x)*	31,921	44,689
VAALCO Energy, Inc.*	10,933	24,490
Vertex Energy, Inc.*	4,209	6,819
W&T Offshore, Inc.*	17,518	120,874
Zion Oil & Gas, Inc.(x)*	9,703	7,326

		1,748,001

Total Energy		3,727,527

Financials (13.8%)
Banks (7.5%)
1st Constitution Bancorp	1,415	25,145
ACNB Corp.	1,270	46,990
Allegiance Bancshares, Inc.*	2,264	76,342
Amalgamated Bank, Class A	2,278	35,651
American National Bankshares, Inc.	1,543	53,882
American River Bankshares	1,055	13,715
AmeriServ Financial, Inc.	2,987	12,008
Ames National Corp.	1,641	44,980
Arrow Financial Corp.	2,287	75,219
Atlantic Capital Bancshares, Inc.*	4,668	83,230
Auburn National Bancorporation, Inc.	465	18,335
Bancorp of New Jersey, Inc.*	965	12,902
Bancorp, Inc. (The)*	9,486	76,647
Bank of Commerce Holdings	2,978	31,418
Bank of Marin Bancorp	2,554	103,922
Bank of Princeton (The)	1,122	35,601
Bank of South Carolina Corp.	743	13,545
Bank of the James Financial Group, Inc.	768	10,537
Bankwell Financial Group, Inc.	1,199	34,987
Bar Harbor Bankshares	2,864	74,092
Baycom Corp.*	1,966	44,510
BCB Bancorp, Inc.	2,626	35,188
Bridge Bancorp, Inc.	10,102	295,989
Bryn Mawr Bank Corp.	14,945	539,963
Business First Bancshares, Inc.	1,993	48,908
Byline Bancorp, Inc.*	24,464	452,095
C&F Financial Corp.	639	32,333
Cambridge Bancorp	703	58,244
Camden National Corp.	2,886	120,404
Capital Bancorp, Inc.*	1,219	14,165
Capital City Bank Group, Inc.	2,131	46,413
Capstar Financial Holdings, Inc.	1,470	21,227
Carolina Financial Corp.	3,968	137,253
Carolina Trust Bancshares, Inc.*	1,363	11,177
CB Financial Services, Inc.	904	21,452
CBTX, Inc.	3,360	109,099
CenterState Bank Corp.	16,530	393,579
Central Valley Community Bancorp	2,146	41,954
Century Bancorp, Inc., Class A	552	40,296
Chemung Financial Corp.	633	29,707
Citizens & Northern Corp.	2,215	55,464
Citizens First Corp.(x)	462	11,462
Citizens Holding Co.	759	17,115
Civista Bancshares, Inc.	2,629	57,391
CNB Financial Corp.	2,726	68,886
Coastal Financial Corp.*	1,309	22,240
Codorus Valley Bancorp, Inc.	1,756	37,491
Colony Bankcorp, Inc.	1,225	20,947
Community Bankers Trust Corp.	4,131	30,239
Community Financial Corp. (The)	875	24,824
Community First Bancshares, Inc.*	605	6,201
Community Trust Bancorp, Inc.	2,914	119,649
Community West Bancshares	1,269	12,918
ConnectOne Bancorp, Inc.	5,723	112,743
County Bancorp, Inc.	910	16,016
Customers Bancorp, Inc.*	5,420	99,240
DNB Financial Corp.	641	24,211
Eagle Bancorp Montana, Inc.	947	16,042
Emclaire Financial Corp.	364	11,211
Enterprise Bancorp, Inc.	1,795	51,570
Equity Bancshares, Inc., Class A*	2,506	72,173
Esquire Financial Holdings, Inc.*	1,162	26,447
Evans Bancorp, Inc.	841	29,982
Farmers & Merchants Bancorp, Inc.	1,709	51,441
Farmers National Banc Corp.	4,736	65,309
Fauquier Bankshares, Inc.	701	13,691
Fidelity D&D Bancorp, Inc.(x)	523	30,920
Fidelity Southern Corp.	4,122	112,902
Financial Institutions, Inc.	2,891	78,577
First Bancorp, Inc.	1,893	47,174
First Bancshares, Inc. (The)	2,326	71,873
First Bank	3,148	36,296
First Business Financial Services, Inc.	1,595	31,932
First Capital, Inc.(x)	624	32,136
First Choice Bancorp	1,728	37,152
First Community Bankshares, Inc.	2,919	96,736
First Community Corp.	1,284	24,486
First Financial Corp.	2,238	93,996
First Financial Northwest, Inc.	1,615	25,436
First Foundation, Inc.	7,192	97,595
First Guaranty Bancshares, Inc.	886	18,163
First Internet Bancorp	1,888	36,495
First Mid-Illinois Bancshares, Inc.	2,381	79,335
First Northwest Bancorp	1,735	27,014
First of Long Island Corp. (The)	4,633	101,602
First Savings Financial Group, Inc.	346	18,701
First United Corp.	1,314	22,680
First US Bancshares, Inc.	1,024	10,240
First Western Financial, Inc.*	1,169	15,326
Flushing Financial Corp.	5,075	111,295
FNCB Bancorp, Inc.	2,658	20,467
Franklin Financial Network, Inc.	2,453	71,162
FVCBankcorp, Inc.*	352	5,952
German American Bancorp, Inc.	4,287	126,038
Glen Burnie Bancorp	451	4,785
Great Southern Bancorp, Inc.	2,065	107,173
Guaranty Bancshares, Inc.	1,436	41,960
Hanmi Financial Corp.	5,558	118,219
HarborOne Bancorp, Inc.*	2,781	47,833
Hawthorn Bancshares, Inc.	1,090	25,332
Heritage Commerce Corp.	24,195	292,759
Heritage Financial Corp.	6,878	207,303

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
HomeTown Bankshares Corp.	1,055	$15,097
HomeTrust Bancshares, Inc.	3,182	80,186
Horizon Bancorp, Inc.	6,985	112,389
Howard Bancorp, Inc.*	2,544	37,677
Independent Bank Corp./MI	4,036	86,774
Investar Holding Corp.	1,697	38,539
Lakeland Bancorp, Inc.	8,498	126,875
Landmark Bancorp, Inc.	636	14,507
LCNB Corp.	1,748	29,978
Level One Bancorp, Inc.	1,007	23,423
Limestone Bancorp, Inc.*	831	12,415
Macatawa Bank Corp.	4,970	49,402
Mackinac Financial Corp.	1,572	24,743
Malvern Bancorp, Inc.*	1,367	27,504
Melrose Bancorp, Inc.	355	6,692
Mercantile Bank Corp.	3,053	99,894
Meridian Corp.*	1,062	19,158
Metropolitan Bank Holding Corp.*	1,225	42,618
Mid Penn Bancorp, Inc.	840	20,580
Middlefield Banc Corp.	587	24,190
Midland States Bancorp, Inc.	4,006	96,384
MidSouth Bancorp, Inc.	2,930	33,431
MidWestOne Financial Group, Inc.	2,089	56,925
MutualFirst Financial, Inc.	1,069	32,038
MVB Financial Corp.	1,670	25,468
National Bankshares, Inc.	1,265	54,205
Nicolet Bankshares, Inc.*	1,478	88,089
Northeast Bancorp	1,400	28,952
Northrim Bancorp, Inc.	1,299	44,712
Norwood Financial Corp.	1,044	32,197
Oak Valley Bancorp(x)	1,250	22,050
OFG Bancorp	8,150	161,289
Ohio Valley Banc Corp.	793	28,667
Old Line Bancshares, Inc.	2,954	73,643
Old Point Financial Corp.	658	13,950
Old Second Bancorp, Inc.	5,436	68,439
Origin Bancorp, Inc.	3,300	112,365
Orrstown Financial Services, Inc.	1,431	26,602
Pacific City Financial Corp.	2,267	39,559
Pacific Mercantile Bancorp*	2,924	22,281
Parke Bancorp, Inc.	1,332	27,825
Patriot National Bancorp, Inc.	270	4,120
Peapack Gladstone Financial Corp.	3,511	92,058
Penns Woods Bancorp, Inc.	832	34,195
Peoples Bancorp of North Carolina, Inc.	911	24,233
Peoples Bancorp, Inc.	3,325	102,975
Peoples Financial Services Corp.	1,284	58,088
People’s Utah Bancorp	2,894	76,315
Plumas Bancorp	895	20,397
Preferred Bank	2,626	118,091
Premier Financial Bancorp, Inc.	2,268	35,630
QCR Holdings, Inc.	2,481	84,156
RBB Bancorp	2,605	48,974
Reliant Bancorp, Inc.	1,932	43,122
Republic Bancorp, Inc., Class A	1,794	80,228
Republic First Bancorp, Inc.*	8,503	44,641
Salisbury Bancorp, Inc.	483	19,900
SB Financial Group, Inc.	1,159	20,885
SB One Bancorp	1,282	27,845
Select Bancorp, Inc.*	2,988	33,974
Shore Bancshares, Inc.	2,297	34,248
Sierra Bancorp	2,646	64,298
SmartFinancial, Inc.*	2,179	41,205
Sound Financial Bancorp, Inc.	380	12,901
Southern First Bancshares, Inc.*	1,326	44,912
Southern National Bancorp of Virginia, Inc.	3,720	54,498
Southwest Georgia Financial Corp.	370	7,633
Spirit of Texas Bancshares, Inc.*	1,916	40,619
Stewardship Financial Corp.	1,543	14,273
Stock Yards Bancorp, Inc.	4,052	136,998
Summit Financial Group, Inc.	2,096	55,565
Summit State Bank	953	11,036
TriCo Bancshares	4,791	188,238
TriState Capital Holdings, Inc.*	4,640	94,795
Triumph Bancorp, Inc.*	4,650	136,664
Two River Bancorp	1,417	22,459
Union Bankshares, Inc.	745	33,696
United Bancorp, Inc.	833	9,038
United Bancshares, Inc.	499	11,532
United Security Bancshares	2,432	25,779
Unity Bancorp, Inc.	1,498	28,282
Univest Financial Corp.	5,424	132,671
Veritex Holdings, Inc.	8,329	201,728
Village Bank and Trust Financial Corp.*	108	3,499
Washington Trust Bancorp, Inc.	2,842	136,842
Wellesley Bank	373	11,388
West Bancorporation, Inc.	2,985	61,730

		11,343,118

Capital Markets (0.6%)
Ashford, Inc.*	131	7,274
B. Riley Financial, Inc.	3,921	65,441
Cowen, Inc.*	5,213	75,536
Diamond Hill Investment Group, Inc.	617	86,380
Donnelley Financial Solutions, Inc.*	6,355	94,562
GAIN Capital Holdings, Inc.(x)	5,233	32,863
Great Elm Capital Group, Inc.*	4,063	17,268
Greenhill & Co., Inc.	3,323	71,478
Hennessy Advisors, Inc.	818	7,567
INTL. FCStone, Inc.*	2,899	112,365
Ladenburg Thalmann Financial Services, Inc.	19,025	53,841
Manning & Napier, Inc.(x)	2,840	5,964
Medley Management, Inc., Class A(x)	1,030	3,533
National Holdings Corp.*	903	2,709
Oppenheimer Holdings, Inc., Class A	1,848	48,085
Pzena Investment Management, Inc., Class A	3,187	25,783
Safeguard Scientifics, Inc.*	3,468	37,628
Siebert Financial Corp.(x)*	1,359	16,050
Silvercrest Asset Management Group, Inc., Class A	1,499	21,361
TheStreet, Inc.*	5,932	13,822
Value Line, Inc.	183	4,518
Westwood Holdings Group, Inc.	1,560	55,021

		859,049

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	1,038	3,529
Consumer Portfolio Services, Inc.*	3,398	11,859
Elevate Credit, Inc.*	3,876	16,822
Enova International, Inc.*	6,225	142,055
EZCORP, Inc., Class A*	9,610	89,565
Nicholas Financial, Inc.*	1,211	10,899
Regional Management Corp.*	1,746	42,637
World Acceptance Corp.*	1,158	135,637

		453,003

Diversified Financial Services (0.0%)
A-Mark Precious Metals, Inc.*	870	10,353
GWG Holdings, Inc.(x)	290	3,471
Marlin Business Services Corp.	1,573	33,820
On Deck Capital, Inc.*	9,783	53,024

		100,668

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (2.9%)
1347 Property Insurance Holdings, Inc.*	633	$3,329
Atlantic American Corp.	932	2,376
Atlas Financial Holdings, Inc.(x)*	1,858	4,571
Blue Capital Reinsurance Holdings Ltd.	1,133	7,636
Citizens, Inc.(x)*	9,286	61,938
Conifer Holdings, Inc.*	777	3,512
Crawford & Co., Class B	2,033	18,561
Donegal Group, Inc., Class A	1,672	22,488
eHealth, Inc.*	31,614	1,970,817
EMC Insurance Group, Inc.	1,720	54,834
FedNat Holding Co.	2,101	33,700
Global Indemnity Ltd.	1,541	46,815
Goosehead Insurance, Inc., Class A(x)	22,942	639,623
Greenlight Capital Re Ltd., Class A*	5,471	59,470
Hallmark Financial Services, Inc.*	2,432	25,293
HCI Group, Inc.	1,360	58,113
Health Insurance Innovations, Inc., Class A(x)*	2,435	65,307
Heritage Insurance Holdings, Inc.	3,760	54,896
ICC Holdings, Inc.*	257	3,598
Independence Holding Co.	850	29,962
Investors Title Co.	259	40,896
Kingstone Cos., Inc.	1,682	24,793
National Security Group, Inc. (The)	286	3,418
NI Holdings, Inc.*	1,891	30,256
Protective Insurance Corp., Class B	1,772	32,817
Tiptree, Inc.	4,887	30,935
Trupanion, Inc.(x)*	29,461	964,553
Unico American Corp.*	411	2,466
United Insurance Holdings Corp.	3,853	61,263

		4,358,236

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
AG Mortgage Investment Trust, Inc. (REIT)	5,377	90,549
Anworth Mortgage Asset Corp. (REIT)	18,758	75,782
Arbor Realty Trust, Inc. (REIT)(x)	13,742	178,234
Ares Commercial Real Estate Corp. (REIT)	4,998	75,920
Arlington Asset Investment Corp. (REIT), Class A(x)	5,380	42,825
Cherry Hill Mortgage Investment Corp. (REIT)	2,989	51,470
Dynex Capital, Inc. (REIT)	12,909	78,616
Ellington Residential Mortgage REIT (REIT)	1,870	22,253
Exantas Capital Corp. (REIT)	5,695	60,538
Great Ajax Corp. (REIT)	3,016	41,440
Hunt Cos. Finance Trust, Inc. (REIT)(x)	3,217	11,227
Manhattan Bridge Capital, Inc. (REIT)	1,254	7,963
New York Mortgage Trust, Inc. (REIT)	31,500	191,835
Orchid Island Capital, Inc. (REIT)(x)	9,295	61,161
Ready Capital Corp. (REIT)	5,535	81,195
Tremont Mortgage Trust (REIT)	439	3,863
Western Asset Mortgage Capital Corp. (REIT)	8,747	89,482

		1,164,353

Thrifts & Mortgage Finance (1.7%)
1895 Bancorp of Wisconsin, Inc.*	358	3,491
Bancorp 34, Inc.(x)	537	8,141
Bank7 Corp.*	591	10,266
BankFinancial Corp.	2,427	36,089
Bridgewater Bancshares, Inc.*	4,445	45,828
Broadway Financial Corp.*	2,547	3,438
Central Federal Corp.*	601	7,705
Citizens Community Bancorp, Inc.	1,941	23,156
Dime Community Bancshares, Inc.	5,907	110,638
Elmira Savings Bank	472	7,906
Entegra Financial Corp.*	1,219	27,367
ESSA Bancorp, Inc.	1,826	28,120
Federal Agricultural Mortgage Corp., Class C	1,693	122,624
FFBW, Inc.*	515	5,536
First Defiance Financial Corp.	3,735	107,344
FS Bancorp, Inc.	711	35,891
FSB Bancorp, Inc.*	301	5,144
Greene County Bancorp, Inc.	539	16,364
Guaranty Federal Bancshares, Inc.	613	13,756
Hamilton Bancorp, Inc.*	528	7,392
Hingham Institution for Savings	254	43,691
HMN Financial, Inc.*	734	15,803
Home Bancorp, Inc.	1,499	49,842
HomeStreet, Inc.*	4,691	123,608
HopFed Bancorp, Inc.	1,016	20,015
HV Bancorp, Inc.*	357	5,755
IF Bancorp, Inc.	533	10,623
Impac Mortgage Holdings, Inc.(x)*	1,830	7,174
Income Opportunity Realty Investors, Inc. (REIT)*	177	1,929
Kentucky First Federal Bancorp	577	4,328
Lake Shore Bancorp, Inc.	364	5,751
Luther Burbank Corp.	3,814	38,521
Merchants Bancorp	3,016	64,844
Meridian Bancorp, Inc.	9,058	142,120
Meta Financial Group, Inc.	5,285	104,009
Mr Cooper Group, Inc.*	14,027	134,519
MSB Financial Corp.	815	14,629
NMI Holdings, Inc., Class A*	11,848	306,508
Oconee Federal Financial Corp.	329	8,557
Ocwen Financial Corp.*	22,559	41,057
OP Bancorp	2,373	20,764
Ottawa Bancorp, Inc.	524	6,953
Pathfinder Bancorp, Inc.	624	8,143
PB Bancorp, Inc.	1,173	13,009
PCSB Financial Corp.	3,068	60,041
PDL Community Bancorp(x)*	1,644	22,934
Provident Bancorp, Inc.*	842	19,071
Provident Financial Holdings, Inc.	1,095	21,812
Prudential Bancorp, Inc.	1,603	27,812
Randolph Bancorp, Inc.*	1,014	15,322
Rhinebeck Bancorp, Inc.*	795	9,540
Riverview Bancorp, Inc.	3,965	28,984
Sachem Capital Corp. (REIT)	2,323	10,477
Security National Financial Corp., Class A*	1,499	7,075
Severn Bancorp, Inc.	1,816	17,207
SI Financial Group, Inc.	2,075	26,788
Southern Missouri Bancorp, Inc.	1,398	43,058
Sterling Bancorp, Inc.	4,089	41,462
Territorial Bancorp, Inc.	1,490	40,096
Timberland Bancorp, Inc.	1,386	38,780
United Community Financial Corp.	8,967	83,841
United Financial Bancorp, Inc.	9,519	136,598
Waterstone Financial, Inc.	4,615	75,963
Western New England Bancorp, Inc.	4,812	44,415
WVS Financial Corp.	311	5,352

		2,594,976

Total Financials		20,873,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (34.1%)
Biotechnology (17.7%)
Abeona Therapeutics, Inc.(x)*	6,011	$44,241
Achaogen, Inc.(x)*	5,712	2,606
Achillion Pharmaceuticals, Inc.*	25,549	75,625
Adamas Pharmaceuticals, Inc.(x)*	4,299	30,566
ADMA Biologics, Inc.(x)*	3,702	14,031
Advaxis, Inc.*	729	4,311
Adverum Biotechnologies, Inc.*	10,139	53,128
Aeglea BioTherapeutics, Inc.*	3,484	28,046
Aevi Genomic Medicine, Inc.*	7,713	1,512
Agenus, Inc.*	16,908	50,217
AgeX Therapeutics, Inc.(x)*	1,632	6,610
Aileron Therapeutics, Inc.*	1,008	1,966
Akebia Therapeutics, Inc.*	16,189	132,588
Albireo Pharma, Inc.*	1,705	54,918
Aldeyra Therapeutics, Inc.*	4,085	36,888
Alector, Inc.*	50,916	953,147
Allena Pharmaceuticals, Inc.*	2,299	16,139
Alpine Immune Sciences, Inc.*	822	5,639
Anavex Life Sciences Corp.(x)*	8,122	24,772
Anika Therapeutics, Inc.*	2,615	79,078
Anixa Biosciences, Inc.*	3,163	14,297
Applied Genetic Technologies Corp.*	2,909	12,189
Aptevo Therapeutics, Inc.*	3,477	3,129
Aptinyx, Inc.*	2,539	10,283
AquaBounty Technologies, Inc.(x)*	1,141	2,499
Aravive, Inc.*	1,103	7,765
Arbutus Biopharma Corp.*	6,591	23,596
Arcturus Therapeutics Ltd.*	1,365	9,323
Arcus Biosciences, Inc.*	5,907	73,778
Ardelyx, Inc.*	8,217	23,008
Arena Pharmaceuticals, Inc.*	10,907	488,961
ArQule, Inc.*	20,432	97,869
Arrowhead Pharmaceuticals, Inc.*	17,598	322,923
Assembly Biosciences, Inc.*	3,960	77,972
Athersys, Inc.(x)*	21,314	31,971
aTyr Pharma, Inc.*	4,706	2,589
Audentes Therapeutics, Inc.*	21,876	853,601
AVEO Pharmaceuticals, Inc.(x)*	20,772	17,035
Avid Bioservices, Inc.*	9,682	41,148
AzurRx BioPharma, Inc.*	1,982	4,796
Bellicum Pharmaceuticals, Inc.*	7,521	25,346
BioCryst Pharmaceuticals, Inc.*	20,569	167,432
Biohaven Pharmaceutical Holding Co. Ltd.*	5,868	302,026
BioSpecifics Technologies Corp.*	1,077	67,129
BioTime, Inc.(x)*	21,675	28,394
Bioxcel Therapeutics, Inc.(x)*	1,002	9,910
BrainStorm Cell Therapeutics, Inc.*	3,622	15,719
Caladrius Biosciences, Inc.*	1,542	5,582
Calithera Biosciences, Inc.*	6,274	42,287
Calyxt, Inc.*	1,158	20,369
Capricor Therapeutics, Inc.(x)*	2,671	1,245
Cara Therapeutics, Inc.(x)*	6,145	120,565
CareDx, Inc.*	72,369	2,281,071
CASI Pharmaceuticals, Inc.(x)*	9,719	27,894
Catabasis Pharmaceuticals, Inc.*	1,040	8,237
Catalyst Biosciences, Inc.*	2,303	18,677
Catalyst Pharmaceuticals, Inc.(x)*	18,019	91,897
Celcuity, Inc.*	1,040	22,786
Cellular Biomedicine Group, Inc.*	2,238	38,717
CEL-SCI Corp.(x)*	4,896	17,332
Celsion Corp.*	3,238	6,346
Checkpoint Therapeutics, Inc.*	3,945	11,283
ChemoCentryx, Inc.*	4,310	59,866
Chimerix, Inc.*	8,848	18,581
Cidara Therapeutics, Inc.*	4,754	12,598
Cleveland BioLabs, Inc.(x)*	775	1,279
Cohbar, Inc.(m)(x)*	4,454	14,520
Conatus Pharmaceuticals, Inc.(x)*	4,912	5,305
Concert Pharmaceuticals, Inc.*	4,000	48,280
Constellation Pharmaceuticals, Inc.*	3,033	41,097
ContraFect Corp.*	12,690	5,047
Corbus Pharmaceuticals Holdings, Inc.(x)*	10,395	72,245
Corvus Pharmaceuticals, Inc.*	2,517	10,118
Crinetics Pharmaceuticals, Inc.(x)*	1,570	35,733
CTI BioPharma Corp.(x)*	9,278	9,002
Cue Biopharma, Inc.*	3,426	26,483
Cytokinetics, Inc.*	8,621	69,744
CytomX Therapeutics, Inc.*	8,392	90,214
CytRx Corp.*	7,066	4,483
Deciphera Pharmaceuticals, Inc.*	32,541	755,277
Denali Therapeutics, Inc.*	60,928	1,414,748
DiaMedica Therapeutics, Inc.*	720	3,269
Dicerna Pharmaceuticals, Inc.*	10,142	148,580
Eidos Therapeutics, Inc.(x)*	32,597	764,400
Eiger BioPharmaceuticals, Inc.(x)*	2,264	31,651
Entasis Therapeutics Holdings, Inc.(x)*	974	6,579
Equillium, Inc.(x)*	988	7,904
Evelo Biosciences, Inc.(x)*	2,577	20,616
Fate Therapeutics, Inc.*	11,431	200,843
Fennec Pharmaceuticals, Inc.*	2,240	10,864
Five Prime Therapeutics, Inc.*	6,321	84,701
Flexion Therapeutics, Inc.*	6,353	79,285
Fortress Biotech, Inc.(x)*	6,406	11,403
Forty Seven, Inc.*	2,641	42,679
Galectin Therapeutics, Inc.(x)*	5,736	29,311
Gemphire Therapeutics, Inc.*	1,992	2,291
Genprex, Inc.(x)*	1,490	2,309
Geron Corp.(x)*	32,384	53,757
GlycoMimetics, Inc.*	6,429	80,105
Gritstone Oncology, Inc.(x)*	1,293	17,197
GTx, Inc.(x)*	923	1,108
Harpoon Therapeutics, Inc.(x)*	467	4,422
Histogenics Corp.*	7,828	906
Homology Medicines, Inc.(x)*	30,412	843,325
Idera Pharmaceuticals, Inc.*	3,467	8,841
ImmuCell Corp.*	679	4,312
Immune Design Corp.*	6,475	37,879
Infinity Pharmaceuticals, Inc.*	8,237	15,486
Inmune Bio, Inc.*	184	1,444
Inovio Pharmaceuticals, Inc.(x)*	16,398	61,165
Insys Therapeutics, Inc.(x)*	4,803	22,190
Intellia Therapeutics, Inc.(x)*	42,230	721,288
Invitae Corp.*	51,732	1,211,563
Jounce Therapeutics, Inc.*	3,085	19,127
Kadmon Holdings, Inc.*	18,659	49,260
KalVista Pharmaceuticals, Inc.*	1,318	37,721
Karyopharm Therapeutics, Inc.*	9,326	54,464
Kezar Life Sciences, Inc.(x)*	2,302	40,837
Kindred Biosciences, Inc.*	6,675	61,210
Kiniksa Pharmaceuticals Ltd., Class A*	2,167	39,136
Kodiak Sciences, Inc.*	1,793	11,708
Krystal Biotech, Inc.*	1,262	41,520
Kura Oncology, Inc.*	5,331	88,441
La Jolla Pharmaceutical Co.(x)*	3,920	25,206
Leap Therapeutics, Inc.(x)*	1,794	3,355
LogicBio Therapeutics, Inc.*	1,412	13,951
MacroGenics, Inc.*	72,154	1,297,329
Magenta Therapeutics, Inc.(x)*	2,635	43,398
MannKind Corp.*	30,676	60,432
Marker Therapeutics, Inc.(x)*	1,321	8,719
MediciNova, Inc.(x)*	7,479	61,926

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
MEI Pharma, Inc.*	12,294	$37,743
MeiraGTx Holdings plc*	2,269	39,095
Merrimack Pharmaceuticals, Inc.*	2,723	18,925
Mersana Therapeutics, Inc.*	2,522	13,266
Minerva Neurosciences, Inc.*	5,699	44,794
Miragen Therapeutics, Inc.(x)*	4,951	13,813
Mirati Therapeutics, Inc.*	28,303	2,074,610
Molecular Templates, Inc.*	2,335	13,566
Moleculin Biotech, Inc.*	3,398	2,752
Mustang Bio, Inc.*	2,982	10,169
Myovant Sciences Ltd.(x)*	78,880	1,882,866
NantKwest, Inc.*	5,326	8,415
Natera, Inc.*	6,296	129,824
Neon Therapeutics, Inc.*	2,667	17,229
Neurotrope, Inc.*	1,296	7,063
NewLink Genetics Corp.*	5,357	10,339
Novavax, Inc.(x)*	73,547	40,517
Novelion Therapeutics, Inc.*	3,012	3,705
Nymox Pharmaceutical Corp.*	6,069	11,956
OncoMed Pharmaceuticals, Inc.*	4,471	4,650
OncoSec Medical, Inc.(x)*	11,406	6,353
Ophthotech Corp.*	6,953	9,804
Organovo Holdings, Inc.*	21,953	21,777
Orgenesis, Inc.(x)*	2,027	10,804
Ovid therapeutics, Inc.*	2,397	4,243
Palatin Technologies, Inc.(x)*	38,796	38,028
PDL BioPharma, Inc.*	26,875	99,975
PDS Biotechnology Corp.*	171	1,265
Pfenex, Inc.*	5,146	31,802
PhaseBio Pharmaceuticals, Inc.(x)*	1,795	17,070
Pieris Pharmaceuticals, Inc.*	9,720	32,562
PolarityTE, Inc.(x)*	1,885	20,169
Principia Biopharma, Inc.*	1,063	36,142
Progenics Pharmaceuticals, Inc.*	15,918	73,860
Protagonist Therapeutics, Inc.*	2,575	32,368
Proteon Therapeutics, Inc.(x)*	2,106	1,059
Proteostasis Therapeutics, Inc.(x)*	6,378	8,036
Prothena Corp. plc*	7,589	92,055
Ra Pharmaceuticals, Inc.*	36,778	823,827
Recro Pharma, Inc.*	3,436	20,135
Repligen Corp.*	13,270	783,992
Replimune Group, Inc.*	2,143	32,616
Rexahn Pharmaceuticals, Inc.(x)*	9,947	5,073
Rhythm Pharmaceuticals, Inc.(x)*	2,871	78,694
Rigel Pharmaceuticals, Inc.*	31,645	81,328
Riot Blockchain, Inc.(x)*	2,396	7,835
Rocket Pharmaceuticals, Inc.*	36,552	641,122
Savara, Inc.*	5,501	40,542
Scholar Rock Holding Corp.*	2,723	51,165
Selecta Biosciences, Inc.*	6,229	14,763
SELLAS Life Sciences Group, Inc.(x)*	662	675
Seres Therapeutics, Inc.(x)*	3,966	27,246
Sesen Bio, Inc.(x)*	11,288	11,627
Soleno Therapeutics, Inc.*	1,770	3,646
Sophiris Bio, Inc.(x)*	5,560	5,504
Sorrento Therapeutics, Inc.(x)*	21,683	102,994
Spero Therapeutics, Inc.*	1,620	20,752
Spring Bank Pharmaceuticals, Inc.*	2,500	26,225
Stemline Therapeutics, Inc.*	7,152	91,903
Sunesis Pharmaceuticals, Inc.*	10,140	12,320
Surface Oncology, Inc.*	2,132	10,170
Sutro Biopharma, Inc.*	1,219	13,884
Syndax Pharmaceuticals, Inc.*	2,697	14,159
Synlogic, Inc.*	2,900	22,011
Synthorx, Inc.*	1,335	27,194
Syros Pharmaceuticals, Inc.*	4,699	42,949
T2 Biosystems, Inc.(x)*	5,835	15,346
TG Therapeutics, Inc.(x)*	11,825	95,073
Tocagen, Inc.*	3,896	42,350
Tracon Pharmaceuticals, Inc.(x)*	3,331	4,563
Translate Bio, Inc.(x)*	5,401	55,036
Trevena, Inc.(x)*	14,977	23,364
Twist Bioscience Corp.*	951	22,044
Tyme Technologies, Inc.*	19,963	35,135
uniQure NV*	14,332	854,904
UNITY Biotechnology, Inc.(x)*	4,774	38,717
Unum Therapeutics, Inc.*	3,607	15,835
Vaccinex, Inc.*	591	3,109
Vanda Pharmaceuticals, Inc.*	9,670	177,928
Vaxart, Inc.*	733	1,422
Veracyte, Inc.*	5,328	133,307
Verastem, Inc.(x)*	13,187	39,034
Vericel Corp.*	8,214	143,827
Vical, Inc.*	3,588	4,306
Viking Therapeutics, Inc.(x)*	11,476	114,071
Vital Therapies, Inc.*	5,935	1,170
Voyager Therapeutics, Inc.*	4,036	77,249
vTv Therapeutics, Inc., Class A(x)*	1,328	2,271
X4 Pharmaceuticals, Inc.(x)*	134	2,333
XBiotech, Inc.*	3,808	41,964
Xencor, Inc.*	18,427	572,343
XOMA Corp.(x)*	1,263	15,636
Y-mAbs Therapeutics, Inc.(x)*	1,247	32,684
Zafgen, Inc.(x)*	6,056	16,593
ZIOPHARM Oncology, Inc.(x)*	24,745	95,268

		26,862,939

Health Care Equipment & Supplies (9.6%)
Accuray, Inc.*	16,317	77,832
Alphatec Holdings, Inc.(x)*	3,187	8,446
AngioDynamics, Inc.*	6,855	156,705
Antares Pharma, Inc.*	27,231	82,510
Apollo Endosurgery, Inc.*	1,865	6,975
Apyx Medical Corp.*	5,816	36,699
AtriCure, Inc.*	6,968	186,673
Axonics Modulation Technologies, Inc.*	1,302	31,183
Bellerophon Therapeutics, Inc.*	4,137	2,701
Biolase, Inc.(x)*	1,952	4,646
BioLife Solutions, Inc.*	1,109	19,840
Biomerica, Inc.*	1,135	2,826
CAS Medical Systems, Inc.*	4,576	11,120
Cerus Corp.*	25,401	158,248
Chembio Diagnostics, Inc.*	3,138	17,416
Conformis, Inc.*	10,978	31,617
Corindus Vascular Robotics, Inc.(x)*	16,461	28,642
CryoLife, Inc.*	6,721	196,052
CryoPort, Inc.(x)*	5,159	66,654
Cutera, Inc.*	2,612	46,128
CytoSorbents Corp.(x)*	5,717	43,278
DarioHealth Corp.*	3,318	2,445
Ekso Bionics Holdings, Inc.(x)*	7,904	19,839
ElectroCore, Inc.(x)*	23,713	165,991
Electromed, Inc.*	1,345	6,927
Endologix, Inc.*	1,970	13,022
FONAR Corp.*	1,111	22,742
GenMark Diagnostics, Inc.*	9,732	69,000
Glaukos Corp.*	25,775	2,019,987
Helius Medical Technologies, Inc.(x)*	3,340	22,244
Heska Corp.*	1,276	108,613
IntriCon Corp.*	1,476	37,018
Invacare Corp.	6,170	51,643
iRadimed Corp.*	669	18,792
iRhythm Technologies, Inc.*	20,368	1,526,785
IRIDEX Corp.*	2,470	11,263
Kewaunee Scientific Corp.	407	8,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Lantheus Holdings, Inc.*	6,992	$171,164
LeMaitre Vascular, Inc.	3,012	93,372
Meridian Bioscience, Inc.	7,819	137,693
Misonix, Inc.*	1,386	26,653
Motus GI Holdings, Inc.(x)*	441	1,720
Myomo, Inc.*	2,176	2,611
Neuronetics, Inc.*	42,852	653,493
Nevro Corp.*	13,893	868,451
Nuvectra Corp.*	3,233	35,595
Obalon Therapeutics, Inc.(x)*	2,486	3,580
OraSure Technologies, Inc.*	11,365	126,720
Orthofix Medical, Inc.*	3,294	185,814
OrthoPediatrics Corp.*	18,401	813,876
Oxford Immunotec Global plc*	4,852	83,600
Presbia plc*	988	712
Pro-Dex, Inc.*	804	11,642
Pulse Biosciences, Inc.(x)*	2,049	36,042
RA Medical Systems, Inc.*	876	2,978
Restoration Robotics, Inc.(x)*	3,799	2,241
ReWalk Robotics Ltd.*	5,027	1,084
Rockwell Medical, Inc.(x)*	8,853	50,374
RTI Surgical Holdings, Inc.*	10,483	63,003
SeaSpine Holdings Corp.*	2,772	41,802
Second Sight Medical Products, Inc.(x)*	5,129	4,078
Senseonics Holdings, Inc.(x)*	16,336	40,023
Sensus Healthcare, Inc.(x)*	1,815	12,741
Shockwave Medical, Inc.(x)*	13,438	449,770
SI-BONE, Inc.*	1,571	29,598
Sientra, Inc.*	4,471	38,361
STAAR Surgical Co.*	8,284	283,230
Surmodics, Inc.*	2,481	107,874
Tactile Systems Technology, Inc.*	20,993	1,106,751
Tandem Diabetes Care, Inc.*	42,657	2,708,719
TransEnterix, Inc.(x)*	31,210	74,280
Utah Medical Products, Inc.	643	56,745
Valeritas Holdings, Inc.*	3,107	1,013
Vapotherm, Inc.*	37,972	746,150
Vermillion, Inc.(x)*	6,608	7,599
ViewRay, Inc.(x)*	11,928	88,148
Viveve Medical, Inc.(x)*	6,276	5,898
Xtant Medical Holdings, Inc.*	690	2,104
Zosano Pharma Corp.(x)*	1,932	9,216

		14,507,591

Health Care Providers & Services (1.5%)
AAC Holdings, Inc.(x)*	2,406	4,427
Aceto Corp.	5,552	966
Addus HomeCare Corp.*	1,830	116,370
American Renal Associates Holdings, Inc.*	2,549	15,651
Apollo Medical Holdings, Inc.*	623	11,413
BioScrip, Inc.*	23,781	47,562
Capital Senior Living Corp.*	4,824	19,248
Catasys, Inc.(x)*	851	10,408
Community Health Systems, Inc.*	16,092	60,023
Cross Country Healthcare, Inc.*	6,821	47,952
CynergisTek, Inc.*	1,418	7,047
Digirad Corp.	4,141	3,775
Diversicare Healthcare Services, Inc.	946	3,831
Five Star Senior Living, Inc.*	4,585	4,470
Fulgent Genetics, Inc.(x)*	956	5,688
Genesis Healthcare, Inc.*	10,144	14,607
InfuSystem Holdings, Inc.*	2,877	14,414
Joint Corp. (The)*	1,668	26,271
National Research Corp.	2,071	79,941
Nobilis Health Corp.*	9,741	3,409
PetIQ, Inc.(x)*	38,100	1,196,721
Providence Service Corp. (The)*	2,097	139,702
Psychemedics Corp.	971	13,623
Quorum Health Corp.*	5,453	7,634
R1 RCM, Inc.*	19,401	187,608
RadNet, Inc.*	7,576	93,867
Sharps Compliance Corp.*	2,285	8,363
Triple-S Management Corp., Class B*	4,102	93,608

		2,238,599

Health Care Technology (1.7%)
Castlight Health, Inc., Class B*	14,674	55,027
Computer Programs & Systems, Inc.	2,162	64,190
HealthStream, Inc.*	4,880	136,933
HTG Molecular Diagnostics, Inc.*	4,718	11,795
Icad, Inc.*	2,728	14,104
Inspire Medical Systems, Inc.*	32,898	1,867,948
MTBC, Inc.(x)*	1,108	4,886
NantHealth, Inc.(x)*	3,739	3,440
Simulations Plus, Inc.	2,151	45,408
Streamline Health Solutions, Inc.*	3,128	3,284
Tabula Rasa HealthCare, Inc.*	3,338	188,330
Vocera Communications, Inc.*	5,690	179,975

		2,575,320

Life Sciences Tools & Services (1.5%)
BioNano Genomics, Inc.*	750	3,270
Champions Oncology, Inc.*	1,197	11,719
ChromaDex Corp.(x)*	6,871	28,789
Codexis, Inc.*	69,485	1,426,527
Enzo Biochem, Inc.*	8,169	22,301
Fluidigm Corp.*	6,154	81,787
Harvard Bioscience, Inc.*	7,092	30,566
NanoString Technologies, Inc.*	4,902	117,305
NeoGenomics, Inc.*	15,362	314,307
Pacific Biosciences of California, Inc.*	25,978	187,821
Quanterix Corp.*	1,594	41,173

		2,265,565

Pharmaceuticals (2.1%)
AcelRx Pharmaceuticals, Inc.(x)*	10,814	37,633
Acer Therapeutics, Inc.*	710	17,253
Aclaris Therapeutics, Inc.*	6,837	40,954
Adamis Pharmaceuticals Corp.(x)*	8,230	17,365
Agile Therapeutics, Inc.*	4,160	6,282
Alimera Sciences, Inc.*	11,321	12,000
Amphastar Pharmaceuticals, Inc.*	6,642	135,696
Ampio Pharmaceuticals, Inc.(x)*	18,155	10,203
ANI Pharmaceuticals, Inc.*	1,507	106,304
Aquestive Therapeutics, Inc.*	2,063	14,255
Aratana Therapeutics, Inc.*	8,951	32,224
Arvinas, Inc.(x)*	1,461	21,564
Assertio Therapeutics, Inc.*	11,304	57,311
Avenue Therapeutics, Inc.*	1,104	5,244
Axsome Therapeutics, Inc.*	3,730	53,078
BioDelivery Sciences International, Inc.*	10,660	56,498
Cassava Sciences, Inc.(x)*	3,003	3,874
Cerecor, Inc.*	1,690	9,870
Chiasma, Inc.*	3,378	17,566
Clearside Biomedical, Inc.(x)*	5,081	7,012
Cocrystal Pharma, Inc.(x)*	2,176	5,940
Collegium Pharmaceutical, Inc.*	5,536	83,815
Cumberland Pharmaceuticals, Inc.*	1,815	10,545
Cymabay Therapeutics, Inc.*	11,271	149,679
Dermira, Inc.*	6,676	90,460
Dova Pharmaceuticals, Inc.(x)*	2,215	19,691
Durect Corp.*	30,285	18,955
Eloxx Pharmaceuticals, Inc.*	4,181	48,834
Eton Pharmaceuticals, Inc.*	708	5,664
Evofem Biosciences, Inc.(x)*	882	3,087

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Evoke Pharma, Inc.*	2,760	$4,140
Evolus, Inc.(x)*	1,783	40,242
Eyenovia, Inc.*	1,447	8,668
EyePoint Pharmaceuticals, Inc.(x)*	9,613	17,207
Flex Pharma, Inc.*	1,851	714
Harrow Health, Inc.*	3,364	16,753
Innovate Biopharmaceuticals, Inc.(x)*	4,002	7,724
Kala Pharmaceuticals, Inc.*	2,856	23,619
KemPharm, Inc.*	3,746	6,256
Lannett Co., Inc.(x)*	5,704	44,890
Liquidia Technologies, Inc.*	1,302	14,817
Marinus Pharmaceuticals, Inc.*	8,625	36,053
Melinta Therapeutics, Inc.(x)*	1,313	4,661
Menlo Therapeutics, Inc.*	1,919	15,064
MyoKardia, Inc.*	19,961	1,037,772
Neos Therapeutics, Inc.*	8,883	23,185
NovaBay Pharmaceuticals, Inc.*	1,268	1,522
Novan, Inc.*	3,440	3,285
Novus Therapeutics, Inc.*	922	3,706
Ocular Therapeutix, Inc.*	6,544	25,980
Odonate Therapeutics, Inc.(x)*	1,311	28,986
Omeros Corp.(x)*	8,762	152,196
Opiant Pharmaceuticals, Inc.(x)*	630	8,266
Optinose, Inc.(x)*	3,448	35,514
Oramed Pharmaceuticals, Inc.*	3,367	12,256
Osmotica Pharmaceuticals plc*	1,844	6,638
Otonomy, Inc.*	4,908	12,908
Paratek Pharmaceuticals, Inc.(x)*	6,113	32,766
PLx Pharma, Inc.*	1,491	7,828
ProPhase Labs, Inc.	1,585	4,771
Provention Bio, Inc.*	2,895	6,659
Reata Pharmaceuticals, Inc., Class A*	3,558	304,102
resTORbio, Inc.*	1,361	9,282
scPharmaceuticals, Inc.(x)*	1,280	3,840
SCYNEXIS, Inc.(x)*	8,479	12,803
Sienna Biopharmaceuticals, Inc.*	2,906	6,742
SIGA Technologies, Inc.*	9,917	59,601
Teligent, Inc.(x)*	7,578	8,790
Tetraphase Pharmaceuticals, Inc.*	9,969	13,358
Verrica Pharmaceuticals, Inc.*	2,072	22,398
Xeris Pharmaceuticals, Inc.*	3,888	39,036
Zomedica Pharmaceuticals Corp.*	7,470	2,615
Zynerba Pharmaceuticals, Inc.(x)*	2,974	16,119

		3,242,588

Total Health Care		51,692,602

Industrials (10.5%)
Aerospace & Defense (0.6%)
Aerovironment, Inc.*	7,896	540,165
Air Industries Group*	3,799	4,521
Arotech Corp.*	4,806	14,082
CPI Aerostructures, Inc.*	1,841	11,966
Ducommun, Inc.*	2,000	87,040
Innovative Solutions & Support, Inc.*	2,181	6,565
KeyW Holding Corp. (The)*	9,132	78,718
National Presto Industries, Inc.	934	101,386
SIFCO Industries, Inc.*	440	1,214
Vectrus, Inc.*	2,086	55,467
VirTra, Inc.*	1,247	4,963

		906,087

Air Freight & Logistics (0.5%)
Air T, Inc.*	197	5,959
Echo Global Logistics, Inc.*	26,262	650,772
Radiant Logistics, Inc.*	7,426	46,784

		703,515

Airlines (0.0%)
Mesa Air Group, Inc.*	2,137	17,823

Building Products (0.4%)
Alpha Pro Tech Ltd.(x)*	1,851	6,664
Armstrong Flooring, Inc.*	4,080	55,488
Caesarstone Ltd.(x)	4,311	67,295
CSW Industrials, Inc.*	2,802	160,527
Insteel Industries, Inc.	3,428	71,714
Jewett-Cameron Trading Co. Ltd.*	538	4,740
PGT Innovations, Inc.*	10,690	148,056
Quanex Building Products Corp.	6,314	100,329
Tecogen, Inc.*	2,974	11,866

		626,679

Commercial Services & Supplies (0.9%)
Acme United Corp.	388	6,208
AMREP Corp.*	671	3,858
Aqua Metals, Inc.(x)*	8,105	24,882
ARC Document Solutions, Inc.*	7,657	17,075
BioHiTech Global, Inc.*	1,332	3,343
Casella Waste Systems, Inc., Class A*	8,174	290,667
CECO Environmental Corp.*	5,803	41,782
Cemtrex, Inc.*	1,146	573
Charah Solutions, Inc.*	1,577	10,093
CompX International, Inc.	297	4,345
Ecology and Environment, Inc., Class A(x)	502	5,522
Ennis, Inc.	4,830	100,271
Heritage-Crystal Clean, Inc.*	2,777	76,229
Hudson Technologies, Inc.*	7,061	13,628
Kimball International, Inc., Class B	6,749	95,431
LSC Communications, Inc.	6,300	41,139
NL Industries, Inc.*	1,456	5,649
Odyssey Marine Exploration, Inc.(x)*	1,656	11,857
Performant Financial Corp.*	6,896	14,275
Perma-Fix Environmental Services*	1,976	6,936
PICO Holdings, Inc.*	3,608	35,719
Quest Resource Holding Corp.*	1,041	1,718
RR Donnelley & Sons Co.	13,266	62,615
SP Plus Corp.*	4,277	145,931
Team, Inc.*	5,580	97,650
Viad Corp.	3,823	215,197
Virco Manufacturing Corp.	1,860	8,054
VSE Corp.	1,628	51,412
Wilhelmina International, Inc.(x)*	224	1,207

		1,393,266

Construction & Engineering (1.2%)
Ameresco, Inc., Class A*	3,609	58,394
Argan, Inc.	2,755	137,612
FTE Networks, Inc.(x)*	580	1,027
Goldfield Corp. (The)*	4,248	9,388
Great Lakes Dredge & Dock Corp.*	10,728	95,586
HC2 Holdings, Inc.*	8,002	19,605
IES Holdings, Inc.*	1,629	28,947
Infrastructure and Energy Alternatives, Inc.*	3,053	15,998
Limbach Holdings, Inc.*	846	6,480
MYR Group, Inc.*	3,035	105,102
Northwest Pipe Co.*	1,832	43,968
NV5 Global, Inc.*	20,670	1,226,971
Orion Group Holdings, Inc.*	5,292	15,453
Sterling Construction Co., Inc.*	5,003	62,638

		1,827,169

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	1,305	44,866
American Superconductor Corp.(x)*	3,586	46,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Babcock & Wilcox Enterprises, Inc.(x)*	5,924	$2,436
Broadwind Energy, Inc.*	2,493	4,188
Capstone Turbine Corp.(x)*	12,472	11,225
Energous Corp.(x)*	4,389	27,826
Enphase Energy, Inc.(x)*	16,296	150,412
Espey Manufacturing & Electronics Corp.	301	7,450
FuelCell Energy, Inc.(x)*	19,647	4,837
LSI Industries, Inc.	4,531	11,916
Pioneer Power Solutions, Inc.*	679	3,300
Plug Power, Inc.(x)*	40,258	96,619
Polar Power, Inc.*	672	3,031
Powell Industries, Inc.	1,656	43,967
Preformed Line Products Co.	552	29,306
Revolution Lighting Technologies, Inc.*	2,157	498
TPI Composites, Inc.*	2,781	79,592
Ultralife Corp.*	1,802	18,507
Vivint Solar, Inc.(x)*	7,533	37,439

		623,531

Machinery (3.6%)
ARC Group Worldwide, Inc.*	2,356	2,160
ASV Holdings, Inc.*	945	2,599
Blue Bird Corp.*	2,755	46,642
Chicago Rivet & Machine Co.	138	3,896
Columbus McKinnon Corp.	4,223	145,060
Commercial Vehicle Group, Inc.*	5,686	43,612
DMC Global, Inc.	22,449	1,114,368
Douglas Dynamics, Inc.	4,193	159,628
Eastern Co. (The)	1,059	29,144
Energy Recovery, Inc.(x)*	6,907	60,298
ExOne Co. (The)(x)*	2,158	18,321
Federal Signal Corp.	39,656	1,030,659
FreightCar America, Inc.*	2,209	13,607
Gencor Industries, Inc.*	1,631	20,159
Global Brass & Copper Holdings, Inc.	4,072	140,240
Graham Corp.	1,844	36,198
Hurco Cos., Inc.	1,196	48,235
Jason Industries, Inc.*	4,335	6,069
Kadant, Inc.	2,065	181,637
Kornit Digital Ltd.*	43,970	1,046,486
LB Foster Co., Class A*	1,937	36,454
LS Starrett Co. (The), Class A*	1,114	8,578
Lydall, Inc.*	3,192	74,884
Manitex International, Inc.*	2,743	20,984
Miller Industries, Inc.	2,069	63,829
NN, Inc.	8,070	60,444
Omega Flex, Inc.	532	40,326
Park-Ohio Holdings Corp.	1,717	55,596
Perma-Pipe International Holdings, Inc.*	1,277	11,225
Spartan Motors, Inc.	6,389	56,415
Taylor Devices, Inc.*	584	7,113
Titan International, Inc.	9,693	57,867
TriMas Corp.*	24,120	729,148
Twin Disc, Inc.*	1,831	30,486

		5,402,367

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	9,144	42,519
Genco Shipping & Trading Ltd.*	1,814	13,532
Pangaea Logistics Solutions Ltd.*	1,167	3,583
Safe Bulkers, Inc.*	9,284	13,555
Scorpio Bulkers, Inc.	10,394	39,913

		113,102

Professional Services (2.3%)
Acacia Research Corp.*	7,785	25,379
Barrett Business Services, Inc.	1,340	103,622
BG Staffing, Inc.	1,613	35,228
CBIZ, Inc.*	9,723	196,794
CRA International, Inc.	1,474	74,496
DLH Holdings Corp.*	961	6,150
Forrester Research, Inc.	1,960	94,766
Franklin Covey Co.*	1,841	46,577
GP Strategies Corp.*	2,413	29,318
Heidrick & Struggles International, Inc.	3,522	134,998
Hudson Global, Inc.*	5,618	8,539
InnerWorkings, Inc.*	8,376	30,321
Kelly Services, Inc., Class A	5,892	129,978
Kforce, Inc.	4,346	152,632
Mastech Digital, Inc.(x)*	678	4,178
Mistras Group, Inc.*	3,389	46,802
Novume Solutions, Inc.*	4,011	2,808
RCM Technologies, Inc.*	1,412	5,563
Red Violet, Inc.*	902	6,062
Resources Connection, Inc.	5,623	93,004
ShiftPixy, Inc.(x)*	3,014	4,069
Upwork, Inc.(x)*	36,411	696,907
Volt Information Sciences, Inc.*	2,322	10,913
Willdan Group, Inc.*	41,558	1,540,555

		3,479,659

Road & Rail (0.1%)
Covenant Transportation Group, Inc., Class A*	2,368	44,945
Daseke, Inc.*	7,685	39,117
PAM Transportation Services, Inc.*	379	18,548
Patriot Transportation Holding, Inc.*	424	7,971
Roadrunner Transportation Systems, Inc.*	5,421	2,277
Universal Logistics Holdings, Inc.	1,495	29,422
US Xpress Enterprises, Inc., Class A*	4,318	28,542
USA Truck, Inc.*	1,555	22,454
YRC Worldwide, Inc.*	6,183	41,364

		234,640

Trading Companies & Distributors (0.4%)
BlueLinx Holdings, Inc.(x)*	1,683	44,835
CAI International, Inc.*	3,235	75,052
DXP Enterprises, Inc.*	3,046	118,550
EVI Industries, Inc.(x)	716	27,301
Foundation Building Materials, Inc.*	2,659	26,165
General Finance Corp.*	1,961	18,296
Houston Wire & Cable Co.*	3,091	19,566
Huttig Building Products, Inc.(x)*	4,717	13,066
Lawson Products, Inc.*	1,293	40,549
Titan Machinery, Inc.*	3,537	55,036
Transcat, Inc.*	1,279	29,391
Veritiv Corp.*	2,150	56,588
Willis Lease Finance Corp.*	537	22,763

		547,158

Total Industrials		15,874,996

Information Technology (17.3%)
Communications Equipment (2.2%)
Aerohive Networks, Inc.*	6,181	28,000
Applied Optoelectronics, Inc.(x)*	3,603	43,957
Aviat Networks, Inc.*	872	13,394
BK Technologies Corp.	1,523	6,062
CalAmp Corp.*	6,358	79,984
Calix, Inc.*	62,534	481,512
Clearfield, Inc.*	2,068	30,400
ClearOne, Inc.(x)*	1,035	2,091
Communications Systems, Inc.	1,291	3,421
Comtech Telecommunications Corp.	31,643	734,750
DASAN Zhone Solutions, Inc.*	1,128	12,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Digi International, Inc.*	5,151	$65,263
EMCORE Corp.*	4,919	17,954
Harmonic, Inc.*	15,937	86,379
Inseego Corp.(x)*	9,211	43,476
KVH Industries, Inc.*	2,958	30,142
Lantronix, Inc.*	2,473	7,468
Network-1 Technologies, Inc.	2,367	6,154
PC-Tel, Inc.	3,190	15,982
Quantenna Communications, Inc.*	63,941	1,555,684
Resonant, Inc.*	4,823	14,469
Ribbon Communications, Inc.*	10,372	53,416
TESSCO Technologies, Inc.	1,090	16,873
Westell Technologies, Inc., Class A*	2,149	4,384

		3,353,273

Electronic Equipment, Instruments & Components (3.4%)
Airgain, Inc.*	1,450	18,603
Akoustis Technologies, Inc.*	3,515	20,422
Applied DNA Sciences, Inc.(x)*	4,913	3,501
Badger Meter, Inc.	15,297	851,125
Bel Fuse, Inc., Class B	1,845	46,642
ClearSign Combustion Corp.(x)*	3,642	3,278
Coda Octopus Group, Inc.*	775	7,262
Control4 Corp.*	4,987	84,430
CTS Corp.	6,178	181,448
CUI Global, Inc.*	5,284	6,235
Daktronics, Inc.	6,725	50,101
Data I/O Corp.*	1,500	8,325
eMagin Corp.*	4,932	4,114
FARO Technologies, Inc.*	3,232	141,917
Frequency Electronics, Inc.*	832	9,859
ID Systems, Inc.*	2,648	15,703
Identiv, Inc.*	2,716	13,689
IEC Electronics Corp.*	1,590	10,891
Iteris, Inc.*	5,016	20,917
Key Tronic Corp.*	1,807	11,149
Kimball Electronics, Inc.*	4,681	72,509
LightPath Technologies, Inc., Class A*	4,804	7,206
LRAD Corp.*	6,264	17,852
Luna Innovations, Inc.*	4,768	19,883
Maxwell Technologies, Inc.*	7,441	33,261
Mesa Laboratories, Inc.	635	146,368
MicroVision, Inc.(x)*	18,689	18,106
Napco Security Technologies, Inc.*	21,522	446,366
OSI Systems, Inc.*	18,547	1,624,717
PAR Technology Corp.*	2,121	51,880
Park Electrochemical Corp.	3,677	57,729
PC Connection, Inc.	2,155	79,024
PCM, Inc.*	1,572	57,582
Perceptron, Inc.*	1,552	11,640
RF Industries Ltd.	1,626	10,959
Richardson Electronics Ltd.	2,049	13,892
SMTC Corp.*	3,317	12,538
Vishay Precision Group, Inc.*	27,130	928,117
Wayside Technology Group, Inc.	791	8,820
Wireless Telecom Group, Inc.*	3,057	4,708

		5,132,768

IT Services (2.0%)
Alithya Group, Inc., Class A*	2,664	8,365
ALJ Regional Holdings, Inc.*	4,059	6,494
Brightcove, Inc.*	6,779	57,011
Carbonite, Inc.*	6,093	151,167
Cass Information Systems, Inc.	2,711	128,230
Computer Task Group, Inc.*	2,764	11,885
CSP, Inc.	628	6,789
Endava plc (ADR)*	30,843	848,183
Everi Holdings, Inc.*	12,478	131,269
Exela Technologies, Inc.*	9,139	30,524
Hackett Group, Inc. (The)	4,528	71,542
I3 Verticals, Inc., Class A*	1,677	40,282
Information Services Group, Inc.*	6,420	23,947
Innodata, Inc.*	4,323	5,490
Internap Corp.*	4,504	22,340
Limelight Networks, Inc.*	21,015	67,879
MoneyGram International, Inc.*	5,651	11,528
Perficient, Inc.*	6,096	166,969
PFSweb, Inc.*	2,822	14,703
PRGX Global, Inc.*	3,782	29,953
ServiceSource International, Inc.*	14,090	12,983
StarTek, Inc.*	2,380	18,754
Steel Connect, Inc.*	6,607	13,280
Tucows, Inc., Class A(x)*	1,790	145,312
Unisys Corp.*	9,525	111,157
Virtusa Corp.*	15,482	827,513

		2,963,549

Semiconductors & Semiconductor Equipment (1.9%)
ACM Research, Inc., Class A*	1,494	23,052
Adesto Technologies Corp.(x)*	4,800	29,040
Aehr Test Systems*	3,616	4,990
Alpha & Omega Semiconductor Ltd.*	3,816	43,922
Amtech Systems, Inc.*	2,273	12,115
Aquantia Corp.*	4,169	37,771
Atomera, Inc.*	2,636	7,144
Axcelis Technologies, Inc.*	6,134	123,416
AXT, Inc.*	7,131	31,733
CEVA, Inc.*	26,921	725,790
Cohu, Inc.	7,493	110,522
CVD Equipment Corp.*	980	3,851
CyberOptics Corp.*	1,295	22,144
Everspin Technologies, Inc.*	2,324	17,802
FormFactor, Inc.*	13,932	224,166
GSI Technology, Inc.*	3,012	23,403
Ichor Holdings Ltd.(x)*	23,972	541,288
Impinj, Inc.*	3,050	51,103
Intermolecular, Inc.*	3,109	3,575
inTEST Corp.*	2,011	13,514
Kopin Corp.*	10,478	14,040
Nanometrics, Inc.*	4,293	132,568
NeoPhotonics Corp.*	6,751	42,464
NVE Corp.	899	88,003
PDF Solutions, Inc.*	5,189	64,084
Photronics, Inc.*	12,239	115,659
Pixelworks, Inc.*	6,692	26,233
QuickLogic Corp.(x)*	18,174	11,097
Rudolph Technologies, Inc.*	5,967	136,048
SMART Global Holdings, Inc.*	2,449	47,021
Summit Wireless Technologies, Inc.*	498	991
Ultra Clean Holdings, Inc.*	7,230	74,830

		2,803,379

Software (7.7%)
8x8, Inc.*	34,407	695,021
A10 Networks, Inc.*	9,875	70,014
Agilysys, Inc.*	2,968	62,833
Alteryx, Inc., Class A*	11,496	964,169
Amber Road, Inc.*	4,542	39,379
American Software, Inc., Class A	5,360	64,052
Appfolio, Inc., Class A*	9,512	755,253
Appian Corp.*	41,026	1,412,525
Asure Software, Inc.(x)*	1,801	11,004
Aware, Inc.*	2,595	9,394
BSQUARE Corp.*	2,028	3,955
ChannelAdvisor Corp.*	4,866	59,268
Digimarc Corp.(x)*	2,105	66,055
Digital Turbine, Inc.*	13,738	48,083
Domo, Inc., Class B*	3,138	126,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
eGain Corp.*	3,419	$35,729
Everbridge, Inc.*	31,713	2,378,792
Evolving Systems, Inc.*	1,655	1,986
Finjan Holdings, Inc.*	3,471	10,170
Five9, Inc.*	24,117	1,274,101
Fusion Connect, Inc.*	3,829	5,016
GlobalSCAPE, Inc.	2,422	15,355
GSE Systems, Inc.*	3,149	8,817
Intelligent Systems Corp.*	1,237	39,510
Issuer Direct Corp.	462	5,715
Majesco*	1,186	8,361
MAM Software Group, Inc.*	906	7,710
Marin Software, Inc.*	796	3,638
Mind CTI Ltd.	2,816	6,083
Mitek Systems, Inc.*	6,069	74,285
MobileIron, Inc.*	14,028	76,733
Model N, Inc.*	4,874	85,490
Net Element, Inc.(x)*	580	3,422
NetSol Technologies, Inc.*	1,960	12,760
NXT-ID, Inc.*	3,931	3,341
OneSpan, Inc.*	5,944	114,244
Park City Group, Inc.(x)*	2,485	19,855
QAD, Inc., Class A	1,965	84,633
RealNetworks, Inc.*	4,514	14,038
Rimini Street, Inc.*	1,876	9,380
Rubicon Project, Inc. (The)*	8,653	52,610
Seachange International, Inc.*	5,546	7,376
SharpSpring, Inc.*	1,404	22,492
ShotSpotter, Inc.*	1,374	53,036
SITO Mobile Ltd.(x)*	4,327	7,875
Smith Micro Software, Inc.(x)*	3,951	11,063
Support.com, Inc.*	3,161	7,144
SVMK, Inc.*	68,600	1,249,206
Synacor, Inc.*	6,566	10,309
Telaria, Inc.*	7,948	50,390
Telenav, Inc.*	5,975	36,268
Upland Software, Inc.*	32,291	1,367,847
Veritone, Inc.(x)*	1,717	8,928
VirnetX Holding Corp.(x)*	11,035	69,852
Zix Corp.*	9,795	67,390

		11,708,510

Technology Hardware, Storage & Peripherals (0.1%)
AstroNova, Inc.	1,223	24,937
Avid Technology, Inc.*	4,962	36,967
Boxlight Corp., Class A(x)*	301	963
Eastman Kodak Co.(x)*	3,231	9,564
Immersion Corp.*	4,710	39,705
Intevac, Inc.*	4,260	26,114
One Stop Systems, Inc.*	1,310	2,672
TransAct Technologies, Inc.	1,289	11,782
USA Technologies, Inc.*	10,941	45,405

		198,109

Total Information Technology		26,159,588

Materials (1.2%)
Chemicals (0.6%)
Advanced Emissions Solutions, Inc.	3,565	41,211
AgroFresh Solutions, Inc.(x)*	6,123	20,451
American Vanguard Corp.	5,511	94,899
Amyris, Inc.(x)*	6,144	12,841
Core Molding Technologies, Inc.	1,406	10,376
Flotek Industries, Inc.(x)*	10,614	34,389
FutureFuel Corp.	4,864	65,178
Hawkins, Inc.	1,819	66,994
Intrepid Potash, Inc.*	17,938	67,985
Koppers Holdings, Inc.*	3,783	98,282
LSB Industries, Inc.*	3,861	24,093
Marrone Bio Innovations, Inc.*	10,707	16,382
Northern Technologies International Corp.	682	18,243
OMNOVA Solutions, Inc.*	8,237	57,824
Rayonier Advanced Materials, Inc.	9,556	129,579
Trecora Resources*	3,885	35,315
Tredegar Corp.	4,892	78,957

		872,999

Construction Materials (0.0%)
Forterra, Inc.(x)*	3,443	14,529
United States Lime & Minerals, Inc.	373	28,766

		43,295

Containers & Packaging (0.1%)
Myers Industries, Inc.	6,643	113,662
UFP Technologies, Inc.*	1,236	46,226

		159,888

Metals & Mining (0.4%)
Ampco-Pittsburgh Corp.*	1,701	5,613
Caledonia Mining Corp. plc	1,860	11,205
Friedman Industries, Inc.	1,307	10,025
Gold Resource Corp.	9,861	38,754
Haynes International, Inc.	2,342	76,888
Olympic Steel, Inc.	1,650	26,186
Paramount Gold Nevada Corp.*	2,955	2,453
Pershing Gold Corp.(x)*	3,728	4,324
Ramaco Resources, Inc.*	1,036	6,009
Ryerson Holding Corp.*	2,969	25,415
Schnitzer Steel Industries, Inc., Class A	4,926	118,224
SunCoke Energy, Inc.*	12,256	104,053
Synalloy Corp.	1,537	23,362
TimkenSteel Corp.*	7,563	82,134
Universal Stainless & Alloy Products, Inc.*	1,643	27,225

		561,870

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,042	59,258
Verso Corp., Class A*	6,493	139,080

		198,338

Total Materials		1,836,390

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Armada Hoffler Properties, Inc. (REIT)	9,392	146,421
Ashford Hospitality Trust, Inc. (REIT)	16,428	78,033
Bluerock Residential Growth REIT, Inc. (REIT)	4,553	49,081
Braemar Hotels & Resorts, Inc. (REIT)	5,590	68,254
BRT Apartments Corp. (REIT)	1,879	26,080
CatchMark Timber Trust, Inc. (REIT), Class A	9,306	91,385
Cedar Realty Trust, Inc. (REIT)	17,088	58,099
City Office REIT, Inc. (REIT)	7,400	83,694
Clipper Realty, Inc. (REIT)	2,847	38,121
Community Healthcare Trust, Inc. (REIT)	3,376	121,165
Condor Hospitality Trust, Inc. (REIT)	1,196	10,764
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	2,228	81,879
Essential Properties Realty Trust, Inc. (REIT)	6,803	132,795
Farmland Partners, Inc. (REIT)(x)	5,793	37,075
Front Yard Residential Corp. (REIT)	9,315	86,350
Getty Realty Corp. (REIT)	6,185	198,106
Gladstone Commercial Corp. (REIT)	5,475	113,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Gladstone Land Corp. (REIT)	2,736	$34,610
Global Medical REIT, Inc. (REIT)	4,280	42,030
Global Self Storage, Inc. (REIT)	1,239	4,783
Independence Realty Trust, Inc. (REIT)	16,774	180,991
Innovative Industrial Properties, Inc. (REIT)(x)	1,744	142,467
Jernigan Capital, Inc. (REIT)	3,593	75,597
MedEquities Realty Trust, Inc. (REIT)	5,367	59,735
New Senior Investment Group, Inc. (REIT)	14,105	76,872
NexPoint Residential Trust, Inc. (REIT)	3,516	134,803
One Liberty Properties, Inc. (REIT)	2,892	83,868
Plymouth Industrial REIT, Inc. (REIT)	847	14,247
Preferred Apartment Communities, Inc. (REIT), Class A	7,726	114,499
Reven Housing REIT, Inc. (REIT)	477	1,593
Safehold, Inc. (REIT)	1,418	30,927
Sotherly Hotels, Inc. (REIT)	2,418	16,467
Spirit MTA REIT (REIT)	8,231	53,419
UMH Properties, Inc. (REIT)	6,474	91,154
Universal Health Realty Income Trust (REIT)	2,423	183,445
Urstadt Biddle Properties, Inc. (REIT), Class A	5,587	115,316
Wheeler Real Estate Investment Trust, Inc. (REIT)(x)*	1,787	2,663
Whitestone REIT (REIT)	7,313	87,902

		2,968,406

Real Estate Management & Development (0.2%)
Altisource Asset Management Corp.*	154	4,813
Altisource Portfolio Solutions SA*	1,886	44,642
American Realty Investors, Inc.*	361	4,368
Consolidated-Tomoka Land Co.	714	42,162
Forestar Group, Inc.*	2,037	35,220
FRP Holdings, Inc.*	1,326	63,078
Griffin Industrial Realty, Inc.	144	5,018
InterGroup Corp. (The)*	110	3,382
Maui Land & Pineapple Co., Inc.*	1,251	14,299
Rafael Holdings, Inc., Class B*	1,616	20,442
Stratus Properties, Inc.*	1,141	30,134
Tejon Ranch Co.*	4,050	71,280
Transcontinental Realty Investors, Inc.*	321	10,028
Trinity Place Holdings, Inc.*	3,505	14,020
Twin River Worldwide Holdings, Inc.*	282	8,454

		371,340

Total Real Estate		3,339,746

Utilities (0.6%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B	2,360	20,060
Spark Energy, Inc., Class A	2,066	18,408

		38,468

Gas Utilities (0.0%)
RGC Resources, Inc.	1,350	35,789

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	20,277	51,098
VivoPower International plc(x)*	854	1,076

		52,174

Multi-Utilities (0.1%)
Unitil Corp.	2,712	146,909

Water Utilities (0.4%)
AquaVenture Holdings Ltd.*	2,093	40,500
Artesian Resources Corp., Class A	1,478	55,085
Cadiz, Inc.(x)*	4,365	42,253
Connecticut Water Service, Inc.	2,266	155,561
Consolidated Water Co. Ltd.	2,754	35,444
Global Water Resources, Inc.	2,053	20,140
Middlesex Water Co.	2,994	167,634
Pure Cycle Corp.*	3,275	32,291
York Water Co. (The)	2,418	82,986

		631,894

Total Utilities		905,234

Total Common Stocks (96.8%) (Cost $130,663,840)		146,681,661

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Social Reality, Inc., expiring 12/31/19(r)(x)*	1,616	—

Total Communication Services		—

Health Care (0.0%)
Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)*	5,040	681

Total Health Care		681

Total Rights (0.0%) (Cost $—)		681

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,075,600	1,075,922

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.6%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $2,000,953, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,695,150, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $2,748,470.(xx)	2,694,578	2,694,578
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $3,000,638, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $3,060,641.(xx)	3,000,000	3,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.60%, dated 3/29/19, due 4/5/19, repurchase price $1,000,506, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.875%-7.125%, maturing 10/31/19-8/15/48; total market value $1,082,964.(xx)	$1,000,000	$1,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $300,064, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $321,407.(xx)	300,000	300,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $7,001,488, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $7,140,000.(xx)	7,000,000	7,000,000

Total Repurchase Agreements		15,994,578

Total Short-Term Investments (11.3%) (Cost $17,070,500)		17,070,500

Total Investments in Securities (108.1%) (Cost $147,734,340)		163,752,842
Other Assets Less Liabilities (-8.1%)		(12,250,451)

Net Assets (100%)		$151,502,391

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $14,520 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $15,760,194. This was collateralized by $467,433 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $15,994,578 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	44	6/2019	USD	3,396,360	18,318

					18,318

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$3,614,634	$—	$—		$3,614,634
Consumer Discretionary	14,472,197	31,499	—		14,503,696
Consumer Staples	4,141,857	11,988	—		4,153,845
Energy	3,727,527	—	—		3,727,527
Financials	20,873,403	—	—		20,873,403
Health Care	51,692,602	—	—		51,692,602
Industrials	15,839,287	35,709	—		15,874,996
Information Technology	26,156,167	3,421	—		26,159,588
Materials	1,826,014	10,376	—		1,836,390
Real Estate	3,334,728	5,018	—		3,339,746
Utilities	905,234	—	—		905,234
Futures	18,318	—	—		18,318
Rights
Communication Services	—	—	—	(a)	—	(a)
Health Care	—	—	681		681
Short-Term Investments
Investment Company	1,075,922	—	—		1,075,922
Repurchase Agreements	—	15,994,578	—		15,994,578

Total Assets	$147,677,890	$16,092,589	$681		$163,771,160

Total Liabilities	$—	$—	$—		$—

Total	$147,677,890	$16,092,589	$681		$163,771,160

(a)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,447,623
Aggregate gross unrealized depreciation	(19,839,967)

Net unrealized appreciation	$15,607,656

Federal income tax cost of investments in securities and derivative instruments, if applicable	$148,163,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (2.9%)
Fertilizers & Agricultural Chemicals (2.9%)
CF Industries Holdings, Inc.	1,903	$77,795
FMC Corp.	1,110	85,270
Israel Chemicals Ltd.	5,804	30,165
Mosaic Co. (The)	3,019	82,449
Nutrien Ltd.	5,068	267,290
Yara International ASA	1,464	59,884

Total Chemicals		602,853

Food Products (1.7%)
Agricultural Products (1.7%)
Archer-Daniels-Midland Co.	4,622	199,347
Bunge Ltd.	1,163	61,720
Golden Agri-Resources Ltd.	52,918	10,933
Ingredion, Inc.	583	55,204
Wilmar International Ltd.	15,837	38,680

Total Food Products		365,884

Metals & Mining (22.8%)
Aluminum (0.4%)
Alumina Ltd.	20,180	34,676
Norsk Hydro ASA	11,087	44,926

		79,602

Copper (1.3%)
Antofagasta plc	3,251	40,903
First Quantum Minerals Ltd.	5,683	64,427
Freeport-McMoRan, Inc.	11,348	146,276
Lundin Mining Corp.	5,442	25,248

		276,854

Diversified Metals & Mining (13.4%)
Anglo American plc	8,687	232,341
BHP Group Ltd.	24,286	663,732
BHP Group plc	17,412	419,230
Boliden AB	2,255	64,177
Glencore plc	92,773	384,186
Mitsubishi Materials Corp.	867	22,858
Rio Tinto Ltd.	3,061	212,804
Rio Tinto plc	9,527	553,541
South32 Ltd.	41,890	110,945
Sumitomo Metal Mining Co. Ltd.	1,918	56,590
Teck Resources Ltd., Class B	4,206	97,317
Turquoise Hill Resources Ltd.*	8,295	13,656

		2,831,377

Gold (3.7%)
Agnico Eagle Mines Ltd.	1,928	83,823
Barrick Gold Corp.	14,396	197,355
Franco-Nevada Corp.	1,537	115,233
Goldcorp, Inc.(x)	7,168	82,013
Kinross Gold Corp.*	10,307	35,479
Newcrest Mining Ltd.	6,333	114,712
Newmont Mining Corp.	4,391	157,066

		785,681

Precious Metals & Minerals (0.1%)
Fresnillo plc	1,822	20,665

Silver (0.4%)
Wheaton Precious Metals Corp.	3,660	87,121

Steel (3.5%)
ArcelorMittal	5,476	110,925
BlueScope Steel Ltd.	4,427	43,850
Fortescue Metals Group Ltd.	12,827	64,756
Hitachi Metals Ltd.	1,768	20,515
JFE Holdings, Inc.	4,052	68,679
Kobe Steel Ltd.	2,553	19,142
Maruichi Steel Tube Ltd.	465	13,531
Nippon Steel Corp.	6,659	117,402
Nucor Corp.	2,588	151,010
Steel Dynamics, Inc.	1,892	66,731
thyssenkrupp AG	3,592	49,339
voestalpine AG	945	28,696

		754,576

Total Metals & Mining		4,835,876

Oil, Gas & Consumable Fuels (70.1%)
Coal & Consumable Fuels (0.3%)
Cameco Corp.	3,263	38,457
Washington H Soul Pattinson & Co. Ltd.	888	16,589

		55,046

Integrated Oil & Gas (52.9%)
BP plc	165,352	1,202,801
Cenovus Energy, Inc.	8,610	74,738
Chevron Corp.	15,753	1,940,455
Eni SpA	20,972	370,618
Equinor ASA	9,633	210,922
Exxon Mobil Corp.	34,905	2,820,324
Galp Energia SGPS SA	4,132	66,189
Husky Energy, Inc.	2,900	28,754
Imperial Oil Ltd.	2,287	62,431
Occidental Petroleum Corp.	6,225	412,095
OMV AG	1,214	65,870
Origin Energy Ltd.	14,505	74,155
Repsol SA	11,505	196,941
Royal Dutch Shell plc, Class A	37,151	1,167,828
Royal Dutch Shell plc, Class B	30,879	976,501
Suncor Energy, Inc.	13,229	428,741
TOTAL SA	19,908	1,105,871

		11,205,234

Oil & Gas Exploration & Production (16.9%)
Aker BP ASA	891	31,715
Anadarko Petroleum Corp.	4,158	189,106
Apache Corp.	3,129	108,451
ARC Resources Ltd.	2,917	19,907
Cabot Oil & Gas Corp.	3,555	92,785
Canadian Natural Resources Ltd.	9,941	272,934
Cimarex Energy Co.	834	58,297
Concho Resources, Inc.	1,651	183,195
ConocoPhillips	9,491	633,429
Continental Resources, Inc.*	775	34,697
Devon Energy Corp.	3,860	121,822
Diamondback Energy, Inc.	1,285	130,466
Encana Corp.	12,254	88,763
EOG Resources, Inc.	4,781	455,056
Hess Corp.	2,198	132,385
Inpex Corp.	8,439	80,370
Lundin Petroleum AB	1,543	52,245
Marathon Oil Corp.	6,853	114,514
Noble Energy, Inc.	3,955	97,807
Oil Search Ltd.	11,305	63,013
Parsley Energy, Inc., Class A*	2,079	40,125
Pioneer Natural Resources Co.	1,406	214,106
PrairieSky Royalty Ltd.(x)	1,739	23,423
Santos Ltd.	14,596	70,785
Seven Generations Energy Ltd., Class A*	2,239	16,168
Tourmaline Oil Corp.	2,130	32,898
Vermilion Energy, Inc.(x)	1,194	29,476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Woodside Petroleum Ltd.	7,718	$189,723

		3,577,661

Total Oil, Gas & Consumable Fuels		14,837,941

Paper & Forest Products (1.5%)
Forest Products (0.1%)
West Fraser Timber Co. Ltd.	449	21,839

Paper Products (1.4%)
Mondi plc	3,027	66,944
Oji Holdings Corp.	7,108	44,061
Stora Enso OYJ, Class R	4,543	55,522
UPM-Kymmene OYJ	4,400	128,328

		294,855

Total Paper & Forest Products		316,694

Total Common Stocks (99.0%) (Cost $20,966,545)		20,959,248

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.4%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $73,042, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $74,487.(xx)	$73,027	73,027
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $22,784, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $24,404.(xx)	22,779	22,779

Total Repurchase Agreements		95,806

Total Short-Term Investments (0.4%) (Cost $95,806)		95,806

Total Investments in Securities (99.4%) (Cost $21,062,351)		21,055,054
Other Assets Less Liabilities (0.6%)		124,612

Net Assets (100%)		$21,179,666

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $120,798. This was collateralized by $27,308 of various U.S. Government Treasury Securities, ranging from 0.125% - 7.625%, maturing 8/15/19-11/15/48 and by cash of $95,806 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	12.4%
Austria	0.5
Canada	9.9
Chile	0.3
Finland	0.9
France	5.2
Germany	0.2
Israel	0.2
Italy	1.8
Japan	2.1
Luxembourg	0.5
Mexico	0.1
Mongolia	0.1
Netherlands	10.1
Norway	1.6
Portugal	0.3
Singapore	0.2
South Africa	1.1
Spain	0.9
Sweden	0.6
Switzerland	1.8
United Kingdom	6.0
United States	42.3
Zambia	0.3
Cash and Other	0.6

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$316,271	$49,613	$—	$365,884
Energy	8,895,805	5,942,136	—	14,837,941
Materials	1,857,398	3,898,025	—	5,755,423
Short-Term Investments
Repurchase Agreements	—	95,806	—	95,806

Total Assets	$11,069,474	$9,985,580	$—	$21,055,054

Total Liabilities	$—	$—	$—	$—

Total	$11,069,474	$9,985,580	$—	$21,055,054

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,905,323
Aggregate gross unrealized depreciation	(2,063,102)

Net unrealized depreciation	$(157,779)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,212,833

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (77.8%)
Diversified REITs (9.0%)
Activia Properties, Inc. (REIT)	13	$53,956
American Assets Trust, Inc. (REIT)	673	30,864
Artis REIT (REIT)	2,464	20,485
Cofinimmo SA (REIT)	416	55,251
Colony Capital, Inc. (REIT)	8,897	47,332
Cominar REIT (REIT)	3,354	29,666
Custodian Reit plc (REIT)	6,705	9,694
Daiwa House REIT Investment Corp. (REIT)	35	77,592
Dream Global REIT (REIT)	3,307	35,066
Empire State Realty Trust, Inc. (REIT), Class A	2,597	41,033
F&C UK Real Estate Investment Ltd. (REIT)	4,415	5,037
Gecina SA (REIT)	990	146,368
Global Net Lease, Inc. (REIT)	1,399	26,441
GPT Group (The) (REIT)(x)	33,583	148,081
H&R REIT (REIT)(x)	5,304	92,915
Hamborner REIT AG (REIT)	1,269	13,281
Hulic Reit, Inc. (REIT)	20	34,070
Icade (REIT)	557	47,111
Kenedix Office Investment Corp. (REIT)	7	48,570
Land Securities Group plc (REIT)	13,243	157,546
Lar Espana Real Estate SOCIMI SA (REIT)	1,222	10,199
Leasinvest Real Estate SCA (REIT)	14	1,561
Lexington Realty Trust (REIT)	3,909	35,415
Liberty Property Trust (REIT)	2,728	132,090
LondonMetric Property plc (REIT)	11,939	31,053
LXI REIT plc (REIT)(m)	6,502	10,459
Merlin Properties SOCIMI SA (REIT)	6,210	81,259
Mirvac Group (REIT)(x)	67,946	132,674
NIPPON REIT Investment Corp. (REIT)	8	30,822
Nomura Real Estate Master Fund, Inc. (REIT)	76	111,912
Premier Investment Corp. (REIT)	23	28,970
PS Business Parks, Inc. (REIT)	374	58,654
RDI REIT plc (REIT)	4,691	9,287
Schroder REIT Ltd. (REIT)	9,586	6,917
Sekisui House Reit, Inc. (REIT)	65	49,089
Standard Life Investment Property Income Trust Ltd. (REIT)	7,459	8,753
Stockland (REIT)(x)	44,713	122,232
STORE Capital Corp. (REIT)	3,508	117,518
Suntec REIT (REIT)	36,203	52,091
Tokyu REIT, Inc. (REIT)	16	25,885
United Urban Investment Corp. (REIT)	54	85,217
VEREIT, Inc. (REIT)	17,938	150,141
Washington REIT (REIT)	1,431	40,612
WP Carey, Inc. (REIT)	2,967	232,405

		2,685,574

Health Care REITs (7.2%)
Aedifica SA (REIT)	345	32,934
Assura plc (REIT)	43,527	32,541
CareTrust REIT, Inc. (REIT)	1,490	34,955
HCP, Inc. (REIT)	8,856	277,193
Healthcare Realty Trust, Inc. (REIT)	2,270	72,890
Healthcare Trust of America, Inc. (REIT), Class A	3,819	109,185
LTC Properties, Inc. (REIT)	689	31,556
Medical Properties Trust, Inc. (REIT)	6,830	126,423
National Health Investors, Inc. (REIT)	768	60,326
NorthWest Healthcare Properties REIT (REIT)	1,615	14,091
Omega Healthcare Investors, Inc. (REIT)	3,674	140,163
Physicians Realty Trust (REIT)	3,353	63,070
Primary Health Properties plc (REIT)	19,936	33,704
Sabra Health Care REIT, Inc. (REIT)	3,264	63,550
Senior Housing Properties Trust (REIT)	4,316	50,843
Target Healthcare REIT Ltd. (REIT)	7,116	10,659
Universal Health Realty Income Trust (REIT)	240	18,170
Ventas, Inc. (REIT)	6,605	421,465
Welltower, Inc. (REIT)	6,893	534,897

		2,128,615

Hotel & Resort REITs (3.6%)
Apple Hospitality REIT, Inc. (REIT)	4,015	65,444
Ashford Hospitality Trust, Inc. (REIT)	1,577	7,491
CDL Hospitality Trusts (REIT)	14,462	17,394
Chatham Lodging Trust (REIT)	800	15,392
Chesapeake Lodging Trust (REIT)	1,085	30,174
DiamondRock Hospitality Co. (REIT)	3,816	41,327
Hersha Hospitality Trust (REIT)	639	10,952
Hospitality Properties Trust (REIT)	2,996	78,825
Host Hotels & Resorts, Inc. (REIT)	13,543	255,963
Invincible Investment Corp. (REIT)	84	41,079
Japan Hotel REIT Investment Corp. (REIT)	82	66,070
Park Hotels & Resorts, Inc. (REIT)	3,690	114,685
Pebblebrook Hotel Trust (REIT)(x)	2,392	74,295
RLJ Lodging Trust (REIT)	3,188	56,013
Ryman Hospitality Properties, Inc. (REIT)	840	69,082
Summit Hotel Properties, Inc. (REIT)	1,863	21,257
Sunstone Hotel Investors, Inc. (REIT)	4,159	59,890
Xenia Hotels & Resorts, Inc. (REIT)	2,038	44,653

		1,069,986

Industrial REITs (8.5%)
Americold Realty Trust (REIT)	2,294	69,990
Ascendas REIT (REIT)	46,920	100,747
Duke Realty Corp. (REIT)	6,616	202,317
EastGroup Properties, Inc. (REIT)	661	73,794
First Industrial Realty Trust, Inc. (REIT)	2,281	80,656
Frasers Logistics & Industrial Trust (REIT)(m)	27,400	23,453
GLP J-Reit (REIT)	62	66,403
Goodman Group (REIT)	32,862	311,504
Granite REIT (REIT)	869	41,520
Hansteen Holdings plc (REIT)	7,442	9,441
Industrial & Infrastructure Fund Investment Corp. (REIT)	29	32,368
Japan Logistics Fund, Inc. (REIT)	16	33,911
Mapletree Industrial Trust (REIT)	24,398	37,805
Mapletree Logistics Trust (REIT)	44,618	48,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Monmouth Real Estate Investment Corp. (REIT)	1,634	$21,536
Montea C.V.A (REIT)	233	19,237
Nippon Prologis REIT, Inc. (REIT)	35	74,465
Prologis, Inc. (REIT)	11,630	836,778
Rexford Industrial Realty, Inc. (REIT)	1,656	59,301
Segro plc (REIT)	20,048	175,835
STAG Industrial, Inc. (REIT)	1,775	52,629
Terreno Realty Corp. (REIT)	1,078	45,319
Tritax Big Box REIT plc (REIT)	30,924	57,838
Warehouses De Pauw CVA (CVA) (REIT)	326	52,294

		2,527,208

Office REITs (12.1%)
Alexandria Real Estate Equities, Inc. (REIT)	2,077	296,097
Allied Properties REIT (REIT)	1,951	71,975
alstria office REIT-AG (REIT)	2,917	47,446
Befimmo SA (REIT)	366	21,554
Boston Properties, Inc. (REIT)	2,862	383,165
Brandywine Realty Trust (REIT)	3,240	51,386
CapitaLand Commercial Trust (REIT)	45,310	64,860
Champion REIT (REIT)	36,258	31,408
Columbia Property Trust, Inc. (REIT)	2,156	48,532
Corporate Office Properties Trust (REIT)	1,871	51,078
Cousins Properties, Inc. (REIT)	7,724	74,614
Covivio (REIT)	836	88,714
Cromwell Property Group (REIT)	31,295	24,332
Daiwa Office Investment Corp. (REIT)	5	35,550
Derwent London plc (REIT)	1,898	79,674
Dexus (REIT)	18,913	171,088
Douglas Emmett, Inc. (REIT)	2,976	120,290
Dream Office REIT (REIT)	897	16,600
Easterly Government Properties, Inc. (REIT)	1,107	19,937
Equity Commonwealth (REIT)	2,159	70,578
Franklin Street Properties Corp. (REIT)	1,879	13,510
Great Portland Estates plc (REIT)	5,086	49,450
Green REIT plc (REIT)	12,768	21,484
Hibernia REIT plc (REIT)	12,894	19,395
Highwoods Properties, Inc. (REIT)	1,871	87,525
Hudson Pacific Properties, Inc. (REIT)	2,854	98,235
Inmobiliaria Colonial SOCIMI SA (REIT)	5,882	60,472
Intervest Offices & Warehouses NV (REIT)	391	10,548
Invesco Office J-Reit, Inc. (REIT)	155	24,586
Japan Excellent, Inc. (REIT)	22	31,939
Japan Prime Realty Investment Corp. (REIT)	16	65,831
Japan Real Estate Investment Corp. (REIT)	24	141,406
JBG SMITH Properties (REIT)	1,927	79,681
Keppel REIT (REIT)	36,467	34,711
Kilroy Realty Corp. (REIT)	1,812	137,640
Mack-Cali Realty Corp. (REIT)	1,620	35,964
MCUBS MidCity Investment Corp. (REIT)	28	25,719
Mori Hills REIT Investment Corp. (REIT)	28	37,593
Mori Trust Sogo Reit, Inc. (REIT)	18	27,967
Nippon Building Fund, Inc. (REIT)	24	162,411
NSI NV (REIT)	330	14,011
Office Properties Income Trust (REIT)	839	23,190
Orix JREIT, Inc. (REIT)	49	84,047
Paramount Group, Inc. (REIT)	3,779	53,624
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,278	47,496
Regional REIT Ltd. (REIT)(m)	5,893	8,059
SL Green Realty Corp. (REIT)	1,521	136,768
Tier REIT, Inc. (REIT)	980	28,087
Vornado Realty Trust (REIT)	3,200	215,808
Workspace Group plc (REIT)	2,438	30,992

		3,577,027

Residential REITs (11.6%)
Advance Residence Investment Corp. (REIT)	23	64,022
American Campus Communities, Inc. (REIT)	2,515	119,664
American Homes 4 Rent (REIT), Class A	4,768	108,329
Apartment Investment & Management Co. (REIT), Class A	2,762	138,901
AvalonBay Communities, Inc. (REIT)	2,602	522,299
Boardwalk REIT (REIT)	719	21,941
Camden Property Trust (REIT)	1,668	169,302
Canadian Apartment Properties REIT (REIT)	2,663	102,367
Civitas Social Housing plc (REIT)(m)	11,566	14,462
Comforia Residential REIT, Inc. (REIT)	11	30,123
Empiric Student Property plc (REIT)	10,868	12,952
Equity LifeStyle Properties, Inc. (REIT)	1,620	185,166
Equity Residential (REIT)	6,640	500,125
Essex Property Trust, Inc. (REIT)	1,263	365,310
GCP Student Living plc (REIT)	7,600	15,125
Independence Realty Trust, Inc. (REIT)	1,609	17,361
InterRent REIT (REIT)	1,834	19,955
Investors Real Estate Trust (REIT)	225	13,480
Invitation Homes, Inc. (REIT)	6,386	155,371
Irish Residential Properties REIT plc (REIT)	6,781	12,094
Japan Rental Housing Investments, Inc. (REIT)	27	21,487
Kenedix Residential Next Investment Corp. (REIT)	16	26,520
Killam Apartment REIT (REIT)	1,593	23,126
Mid-America Apartment Communities, Inc. (REIT)	2,134	233,310
Nippon Accommodations Fund, Inc. (REIT)	9	45,637
Northview Apartment REIT (REIT)	893	19,392
Sun Communities, Inc. (REIT)	1,593	188,802
Triple Point Social Housing REIT plc (REIT)(m)	5,913	7,817
UDR, Inc. (REIT)	5,048	229,482
UNITE Group plc (The) (REIT)	4,812	57,503
Xior Student Housing NV (REIT)(m)	200	9,490

		3,450,915

Retail REITs (18.5%)
Acadia Realty Trust (REIT)	1,484	40,469
AEON REIT Investment Corp. (REIT)	27	31,816
Agree Realty Corp. (REIT)	626	43,407
Alexander’s, Inc. (REIT)	40	15,047
Ascencio (REIT)	100	6,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
British Land Co. plc (The) (REIT)	17,694	$135,738
Brixmor Property Group, Inc. (REIT)	5,583	102,560
Brookfield Property REIT, Inc. (REIT), Class A	2,307	47,270
BWP Trust (REIT)	9,030	23,980
Capital & Regional plc (REIT)	10,052	3,332
CapitaLand Mall Trust (REIT)	44,522	78,186
Charter Hall Retail REIT (REIT)	6,228	20,563
Choice Properties REIT (REIT)	4,244	44,652
Crombie REIT (REIT)	1,611	17,155
Eurocommercial Properties NV (CVA) (REIT)	874	25,216
Federal Realty Investment Trust (REIT)	1,347	185,684
Fortune REIT (REIT)	24,649	32,468
Frontier Real Estate Investment Corp. (REIT)	8	33,529
Fukuoka REIT Corp. (REIT)	13	19,976
Getty Realty Corp. (REIT)	565	18,097
Hammerson plc (REIT)	14,360	62,805
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	914	6,603
Intu Properties plc (REIT)	16,439	22,824
Japan Retail Fund Investment Corp. (REIT)	49	98,460
Kenedix Retail REIT Corp. (REIT)	10	24,389
Kimco Realty Corp. (REIT)	7,508	138,898
Kite Realty Group Trust (REIT)	1,525	24,385
Kiwi Property Group Ltd. (REIT)	26,421	26,719
Klepierre SA (REIT)	3,626	126,823
Link REIT (REIT)	39,244	458,933
Macerich Co. (The) (REIT)	2,511	108,852
Mapletree Commercial Trust (REIT)	35,424	49,401
Mercialys SA (REIT)	1,135	15,915
National Retail Properties, Inc. (REIT)	2,924	161,960
NewRiver REIT plc (REIT)	5,536	17,197
Pennsylvania REIT (REIT)(x)	1,263	7,944
Realty Income Corp. (REIT)	5,487	403,624
Regency Centers Corp. (REIT)	2,812	189,782
Retail Estates NV (REIT)	134	12,205
Retail Opportunity Investments Corp. (REIT)	2,038	35,339
Retail Properties of America, Inc. (REIT), Class A	3,952	48,175
Retail Value, Inc. (REIT)	245	7,637
RioCan REIT (REIT)	5,690	112,706
RPT Realty (REIT)	1,461	17,547
Saul Centers, Inc. (REIT)	221	11,353
Scentre Group (REIT)	95,076	277,461
Seritage Growth Properties (REIT), Class A(x)	613	27,242
Shaftesbury plc (REIT)	4,238	48,574
Shopping Centres Australasia Property Group (REIT)	17,192	32,227
Simon Property Group, Inc. (REIT)	5,733	1,044,610
SITE Centers Corp. (REIT)	2,805	38,204
SmartCentres REIT (REIT)	2,332	61,094
Spirit Realty Capital, Inc. (REIT)	1,547	61,462
Tanger Factory Outlet Centers, Inc. (REIT)	1,647	34,554
Taubman Centers, Inc. (REIT)	1,070	56,582
Unibail-Rodamco-Westfield (REIT)(x)	2,509	411,307
Urban Edge Properties (REIT)	1,976	37,544
Urstadt Biddle Properties, Inc. (REIT), Class A	525	10,836
Vastned Retail NV (REIT)	344	13,332
Vicinity Centres (REIT)(x)	58,925	108,783
Washington Prime Group, Inc. (REIT)(x)	3,433	19,396
Weingarten Realty Investors (REIT)	2,177	63,938
Wereldhave Belgium Comm VA (REIT)	41	4,130
Wereldhave NV (REIT)	733	20,038

		5,487,239

Specialized REITs (7.3%)
Big Yellow Group plc (REIT)	2,832	36,572
CubeSmart (REIT)	3,395	108,776
CyrusOne, Inc. (REIT)	1,936	101,524
Digital Realty Trust, Inc. (REIT)	3,849	458,031
EPR Properties (REIT)	1,394	107,199
Extra Space Storage, Inc. (REIT)	2,247	228,992
Four Corners Property Trust, Inc. (REIT)	1,243	36,793
Gaming and Leisure Properties, Inc. (REIT)	3,701	142,747
Life Storage, Inc. (REIT)	866	84,236
National Storage Affiliates Trust (REIT)	1,034	29,479
Public Storage (REIT)	2,768	602,815
QTS Realty Trust, Inc. (REIT), Class A	907	40,806
Safestore Holdings plc (REIT)	3,789	29,437
VICI Properties, Inc. (REIT)	7,508	164,275

		2,171,682

Total Equity Real Estate Investment Trusts (REITs)		23,098,246

Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	3,890	43,605

Total Health Care Providers & Services		43,605

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB	1,421	25,433

Total Hotels, Restaurants & Leisure		25,433

Real Estate Management & Development (20.0%)
Diversified Real Estate Activities (8.4%)
Allreal Holding AG (Registered)*	266	45,279
CapitaLand Ltd.	46,698	125,768
City Developments Ltd.	8,735	58,330
DIC Asset AG	810	9,123
Hang Lung Properties Ltd.	37,608	91,793
Hembla AB*	678	13,126
Henderson Land Development Co. Ltd.	21,948	139,518
Mitsubishi Estate Co. Ltd.	21,943	397,065
Mitsui Fudosan Co. Ltd.	17,559	440,837
Mobimo Holding AG (Registered)	115	28,930
New World Development Co. Ltd.	106,182	176,114
Nomura Real Estate Holdings, Inc.	2,134	40,916
Sumitomo Realty & Development Co. Ltd.	7,334	303,471
Sun Hung Kai Properties Ltd.	26,414	453,247
Tokyo Tatemono Co. Ltd.	3,818	46,748
UOL Group Ltd.	9,144	46,892
Wharf Holdings Ltd. (The)	22,624	68,305

		2,485,462

Real Estate Development (1.9%)
CK Asset Holdings Ltd.	50,040	444,944
Helical plc	1,788	7,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sino Land Co. Ltd.	58,907	$113,913

		566,554

Real Estate Operating Companies (9.7%)
ADLER Real Estate AG	519	7,650
ADO Properties SA(m)	552	31,363
Aeon Mall Co. Ltd.	2,199	36,111
Aroundtown SA	12,527	103,283
Azrieli Group Ltd.	693	41,035
CA Immobilien Anlagen AG	1,258	45,439
Capital & Counties Properties plc	13,607	42,640
Carmila SA (REIT)	532	10,157
Castellum AB	4,995	96,894
Catena AB	395	10,940
Citycon OYJ	1,448	14,820
Daejan Holdings plc	115	8,777
Deutsche EuroShop AG	918	27,824
Deutsche Wohnen SE	6,576	318,892
Dios Fastigheter AB	1,564	12,835
Entra ASA(m)	2,022	30,524
Fabege AB	4,887	70,961
Fastighets AB Balder, Class B*	1,796	57,566
First Capital Realty, Inc.	2,882	46,152
Grainger plc	11,147	34,351
Grand City Properties SA	2,006	48,380
Hemfosa Fastigheter AB	2,942	25,805
Hiag Immobilien Holding AG*	47	6,183
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,763
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	21,448	152,495
Hufvudstaden AB, Class A	2,024	35,115
Hulic Co. Ltd.	6,603	64,701
Hysan Development Co. Ltd.	11,420	61,174
Kennedy-Wilson Holdings, Inc.	2,275	48,662
Klovern AB, Class B	9,498	13,025
Kojamo OYJ	1,593	19,174
Kungsleden AB	3,494	27,810
LEG Immobilien AG	1,198	147,085
Nyfosa AB*	2,942	17,625
Phoenix Spree Deutschland Ltd.	1,546	7,450
PSP Swiss Property AG (Registered)	743	80,736
Sagax AB, Class D	1,700	6,345
Shurgard Self Storage SA*	396	13,075
Sirius Real Estate Ltd.	17,233	14,230
Swire Properties Ltd.	19,542	84,019
Swiss Prime Site AG (Registered)	1,364	119,517
TAG Immobilien AG	2,311	57,032
TLG Immobilien AG	1,558	46,908
Victoria Park AB, Class B	626	2,485
Vonovia SE	9,666	501,156
Wallenstam AB, Class B	3,016	30,445
Wharf Real Estate Investment Co. Ltd.	22,565	168,017
Wihlborgs Fastigheter AB	2,462	33,556

		2,882,182

Total Real Estate Management & Development		5,934,198

Total Common Stocks (98.0%) (Cost $24,869,366)		29,101,482

CLOSED END FUNDS:
F&C Commercial Property Trust Ltd.	9,736	15,166
Picton Property Income Ltd. (The) (REIT)	9,986	11,511
UK Commercial Property REIT Ltd. (REIT)	12,131	13,556

Total Closed End Funds (0.1%) (Cost $41,136)		40,233

EXCHANGE TRADED FUNDS (ETF):
Equity (1.4%)
iShares International Developed Real Estate ETF	6,618	201,187
iShares U.S. Real Estate ETF	2,331	202,890

Total Exchange Traded Funds (1.4%) (Cost $398,438)		404,077

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.0%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $779,794, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $795,221.(xx)	$779,629	779,629
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $45,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $45,910.(xx)	45,000	45,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $21,773, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $23,321.(xx)	21,768	21,768
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $45,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $45,900.(xx)	45,000	45,000

Total Repurchase Agreements		891,397

Total Short-Term Investments (3.0%) (Cost $891,397)		891,397

Total Investments in Securities (102.5%) (Cost $26,200,337)		30,437,189
Other Assets Less Liabilities (-2.5%)		(753,926)

Net Assets (100%)		$29,683,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $135,627 or 0.5% of net assets.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)	At March 31, 2019, the Portfolio had loaned securities with a total value of $850,548. This was collateralized by cash of $891,397 which was subsequently invested in joint repurchase agreements.

Glossary:

CVA — Dutch Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	4.6%
Austria	0.2
Belgium	0.8
Canada	2.8
Finland	0.1
France	2.9
Germany	4.6
Guernsey	0.1
Hong Kong	8.4
Ireland	0.2
Israel	0.1
Italy	0.0 #
Japan	10.9
Netherlands	0.2
New Zealand	0.1
Norway	0.1
Singapore	2.5
Spain	0.5
Sweden	1.6
Switzerland	0.9
United Kingdom	4.4
United States	56.5
Cash and Other	(2.5)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$40,233	$—	$40,233
Common Stocks
Consumer Discretionary	—	25,433	—	25,433
Health Care	43,605	—	—	43,605
Real Estate	16,274,415	12,758,029	—	29,032,444
Exchange Traded Funds	404,077	—	—	404,077
Short-Term Investments
Repurchase Agreements	—	891,397	—	891,397

Total Assets	$16,722,097	$13,715,092	$—	$30,437,189

Total Liabilities	$—	$—	$—	$—

Total	$16,722,097	$13,715,092	$—	$30,437,189

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,293,061
Aggregate gross unrealized depreciation	(1,578,950)

Net unrealized appreciation	$4,714,111

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,723,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.7%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	1,478	$83,344
Cincinnati Bell, Inc.*	6,514	62,144
Consolidated Communications Holdings, Inc.(x)	10,364	113,071
Frontier Communications Corp.(x)*	15,253	30,353
Intelsat SA(x)*	8,221	128,741
Iridium Communications, Inc.(x)*	14,036	371,112
pdvWireless, Inc.*	1,374	48,310

		837,075

Entertainment (4.3%)
AMC Entertainment Holdings, Inc., Class A(x)	7,654	113,662
Eros International plc*	2,468	22,557
Lions Gate Entertainment Corp., Class B	98,000	1,479,800
Live Nation Entertainment, Inc.*	170,000	10,801,800
Marcus Corp. (The)	2,957	118,428
Reading International, Inc., Class A*	2,453	39,150
Rosetta Stone, Inc.*	2,468	53,926

		12,629,323

Interactive Media & Services (0.1%)
Cars.com, Inc.*	10,083	229,892
Meet Group, Inc. (The)*	10,002	50,310

		280,202

Media (1.0%)
Beasley Broadcast Group, Inc., Class A	1,263	5,027
Boston Omaha Corp., Class A*	749	18,680
Clear Channel Outdoor Holdings, Inc., Class A*	5,431	29,056
Daily Journal Corp.(x)*	163	34,898
Emerald Expositions Events, Inc.	3,656	46,431
Entercom Communications Corp., Class A(x)	18,886	99,152
Entravision Communications Corp., Class A	7,854	25,447
EW Scripps Co. (The), Class A	6,727	141,267
Fluent, Inc.*	4,570	25,683
Gannett Co., Inc.	16,698	175,997
Gray Television, Inc.*	11,769	251,386
Hemisphere Media Group, Inc.*	1,424	20,078
Liberty Latin America Ltd., Class A*	6,348	122,770
Liberty Latin America Ltd., Class C*	16,811	326,974
Meredith Corp.	5,812	321,171
MSG Networks, Inc., Class A*	8,713	189,508
National CineMedia, Inc.	11,164	78,706
New Media Investment Group, Inc.	8,707	91,424
New York Times Co. (The), Class A(x)	3,636	119,443
Saga Communications, Inc., Class A	592	19,648
Scholastic Corp.	4,201	167,032
Sinclair Broadcast Group, Inc., Class A	5,310	204,329
TEGNA, Inc.	31,723	447,294
WideOpenWest, Inc.*	4,239	38,575

		2,999,976

Wireless Telecommunication Services (0.0%)
NII Holdings, Inc.*	12,908	25,300
Spok Holdings, Inc.	2,658	36,202

		61,502

Total Communication Services		16,808,078

Consumer Discretionary (5.5%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.*	16,431	235,128
Cooper Tire & Rubber Co.	7,386	220,768
Cooper-Standard Holdings, Inc.*	2,614	122,753
Dana, Inc.	1,687	29,927
Dorman Products, Inc.*	9,000	792,810
Gentherm, Inc.*	5,152	189,903
Modine Manufacturing Co.*	6,136	85,106
Motorcar Parts of America, Inc.*	2,731	51,534
Shiloh Industries, Inc.*	1,867	10,268
Standard Motor Products, Inc.	3,140	154,174
Stoneridge, Inc.*	448	12,929
Superior Industries International, Inc.	3,686	17,545
Tenneco, Inc., Class A	1,422	31,512
Tower International, Inc.	2,861	60,167

		2,014,524

Distributors (0.1%)
Core-Mark Holding Co., Inc.	6,176	229,315
Weyco Group, Inc.	905	28,019

		257,334

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	8,470	392,330
American Public Education, Inc.*	2,256	67,951
Carriage Services, Inc.	1,557	29,972
Houghton Mifflin Harcourt Co.*	14,021	101,933
K12, Inc.*	5,429	185,292
Laureate Education, Inc., Class A*	13,948	208,801
Regis Corp.*	4,585	90,187
Weight Watchers International, Inc.*	334	6,730

		1,083,196

Hotels, Restaurants & Leisure (0.8%)
BBX Capital Corp.	9,406	55,684
Belmond Ltd., Class A*	11,497	286,620
Biglari Holdings, Inc., Class A*	16	11,767
Biglari Holdings, Inc., Class B*	137	19,366
Boyd Gaming Corp.	1,089	29,795
Brinker International, Inc.	1,289	57,206
Carrols Restaurant Group, Inc.*	801	7,986
Century Casinos, Inc.*	3,868	35,044
Chuy’s Holdings, Inc.*	494	11,249
Del Frisco’s Restaurant Group, Inc.*	4,905	31,441
Del Taco Restaurants, Inc.*	4,356	43,822
Denny’s Corp.*	2,263	41,526
Dine Brands Global, Inc.	992	90,560
Drive Shack, Inc.*	865	3,884
El Pollo Loco Holdings, Inc.*	3,208	41,736
Empire Resorts, Inc.(x)*	307	3,085
Fiesta Restaurant Group, Inc.*	730	9,570
Habit Restaurants, Inc. (The), Class A*	3,037	32,860
International Speedway Corp., Class A	3,429	149,607
J Alexander’s Holdings, Inc.*	2,004	19,679
Jack in the Box, Inc.	3,137	254,285
Marriott Vacations Worldwide Corp.	977	91,350
Monarch Casino & Resort, Inc.*	309	13,571
Papa John’s International, Inc.(x)	1,787	94,622
Penn National Gaming, Inc.*	11,210	225,321
RCI Hospitality Holdings, Inc.	360	8,269
Red Lion Hotels Corp.*	2,361	19,077
Red Robin Gourmet Burgers, Inc.*	1,941	55,920
Speedway Motorsports, Inc.	1,705	24,671
Town Sports International Holdings, Inc.*	1,947	9,268
Wendy’s Co. (The)	28,000	500,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Wingstop, Inc.	326	$24,786

		2,304,547

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	1,487	24,402
Beazer Homes USA, Inc.*	4,256	48,987
Century Communities, Inc.*	3,558	85,285
Ethan Allen Interiors, Inc.	3,317	63,454
Flexsteel Industries, Inc.	1,086	25,184
Green Brick Partners, Inc.*	3,498	30,608
Helen of Troy Ltd.*	3,505	406,440
Hooker Furniture Corp.	945	27,244
Hovnanian Enterprises, Inc., Class A(x)*	579	6,349
KB Home	9,971	240,999
La-Z-Boy, Inc.	3,949	130,278
Legacy Housing Corp.*	437	5,200
Lifetime Brands, Inc.	1,646	15,555
Lovesac Co. (The)(x)*	423	11,764
M.D.C. Holdings, Inc.	7,203	209,319
M/I Homes, Inc.*	3,251	86,542
Meritage Homes Corp.*	5,247	234,593
New Home Co., Inc. (The)*	2,003	9,534
Sonos, Inc.*	1,219	12,544
Taylor Morrison Home Corp., Class A*	14,616	259,434
TRI Pointe Group, Inc.*	94,724	1,197,311
Tupperware Brands Corp.	7,185	183,792
Universal Electronics, Inc.*	2,001	74,337
Vuzix Corp.*	439	1,343
William Lyon Homes, Class A*	3,699	56,854

		3,447,352

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	2,732	49,804
Gaia, Inc.(x)*	615	5,627
Lands’ End, Inc.*	1,589	26,393
Leaf Group Ltd.*	632	5,069
Liberty Expedia Holdings, Inc., Class A*	7,436	318,261
Liquidity Services, Inc.*	3,812	29,391

		434,545

Leisure Products (0.1%)
Acushnet Holdings Corp.	5,177	119,796
American Outdoor Brands Corp.*	7,837	73,198
Callaway Golf Co.	4,541	72,338
Clarus Corp.	2,926	37,482
Escalade, Inc.	1,479	16,520
Johnson Outdoors, Inc., Class A	279	19,909
Nautilus, Inc.*	419	2,330
Vista Outdoor, Inc.*	8,306	66,531
YETI Holdings, Inc.(x)*	1,102	33,336

		441,440

Multiline Retail (0.1%)
Big Lots, Inc.	4,534	172,383
Dillard’s, Inc., Class A(x)	1,641	118,185
JC Penney Co., Inc.(x)*	44,789	66,735

		357,303

Specialty Retail (1.5%)
Aaron’s, Inc.	10,201	536,573
Abercrombie & Fitch Co., Class A	9,660	264,781
American Eagle Outfitters, Inc.	2,282	50,592
America’s Car-Mart, Inc.*	561	51,242
Ascena Retail Group, Inc.*	25,240	27,259
Barnes & Noble Education, Inc.*	5,504	23,117
Barnes & Noble, Inc.	8,772	47,632
Bed Bath & Beyond, Inc.(x)	19,397	329,555
Big 5 Sporting Goods Corp.(x)	3,120	9,922
Buckle, Inc. (The)(x)	3,431	64,228
Caleres, Inc.	6,215	153,448
Cato Corp. (The), Class A	3,346	50,123
Chico’s FAS, Inc.(x)	18,509	79,033
Citi Trends, Inc.	1,715	33,117
Conn’s, Inc.*	1,519	34,724
Container Store Group, Inc. (The)*	2,314	20,363
DSW, Inc., Class A	10,028	222,822
Express, Inc.*	9,461	40,493
Francesca’s Holdings Corp.*	5,216	3,528
GameStop Corp., Class A(x)	14,781	150,175
Genesco, Inc.*	2,911	132,596
GNC Holdings, Inc., Class A(x)*	12,616	34,442
Group 1 Automotive, Inc.	2,724	176,243
Guess?, Inc.	8,495	166,502
Haverty Furniture Cos., Inc.	2,657	58,135
Hibbett Sports, Inc.*	2,855	65,123
J. Jill, Inc.	2,464	13,527
Kirkland’s, Inc.*	1,483	10,426
Lithia Motors, Inc., Class A	1,264	117,236
Lumber Liquidators Holdings, Inc.(x)*	846	8,545
MarineMax, Inc.*	1,249	23,931
Murphy USA, Inc.*	3,588	307,205
Office Depot, Inc.	79,475	288,494
Party City Holdco, Inc.*	7,712	61,233
Pier 1 Imports, Inc.(x)	12,637	9,648
Rent-A-Center, Inc.*	6,544	136,573
RTW RetailWinds, Inc.*	1,555	3,732
Sally Beauty Holdings, Inc.*	13,060	240,435
Shoe Carnival, Inc.(x)	1,445	49,173
Signet Jewelers Ltd.	7,653	207,855
Sonic Automotive, Inc., Class A	3,472	51,420
Tile Shop Holdings, Inc.	2,870	16,244
Tilly’s, Inc., Class A	2,494	27,758
Zumiez, Inc.*	1,857	46,221

		4,445,424

Textiles, Apparel & Luxury Goods (0.5%)
Culp, Inc.	1,572	30,230
Fossil Group, Inc.(x)*	5,139	70,507
G-III Apparel Group Ltd.*	4,605	184,016
Movado Group, Inc.	32,196	1,171,290
Rocky Brands, Inc.	1,012	24,248
Unifi, Inc.*	2,318	44,853
Vera Bradley, Inc.*	3,249	43,049

		1,568,193

Total Consumer Discretionary		16,353,858

Consumer Staples (4.3%)
Beverages (0.6%)
Crimson Wine Group Ltd.*	218,400	1,797,432
MGP Ingredients, Inc.(x)	238	18,362

		1,815,794

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	4,014	129,371
BJ’s Wholesale Club Holdings, Inc.*	7,995	219,063
Ingles Markets, Inc., Class A	2,099	57,974
Natural Grocers by Vitamin Cottage, Inc.*	1,292	15,439
Rite Aid Corp.(x)*	155,084	98,478
Smart & Final Stores, Inc.*	3,226	15,937
SpartanNash Co.	5,202	82,556
United Natural Foods, Inc.*	7,561	99,957
Village Super Market, Inc., Class A	1,235	33,753
Weis Markets, Inc.	1,435	58,562

		811,090

Food Products (1.0%)
Alico, Inc.	26,487	720,711
B&G Foods, Inc.(x)	8,647	211,160
Cal-Maine Foods, Inc.	2,733	121,974

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Darling Ingredients, Inc.*	24,125	$522,306
Dean Foods Co.	13,518	40,960
Farmer Brothers Co.*	1,470	29,415
Fresh Del Monte Produce, Inc.	4,490	121,365
Hostess Brands, Inc.*	14,533	181,662
Lancaster Colony Corp.	765	119,868
Landec Corp.*	3,464	42,538
Limoneira Co.	1,526	35,907
Sanderson Farms, Inc.	2,920	384,973
Seneca Foods Corp., Class A*	979	24,083
Simply Good Foods Co. (The)*	9,033	185,989
Tootsie Roll Industries, Inc.(x)	2,121	79,004

		2,821,915

Household Products (0.0%)
Central Garden & Pet Co.(x)*	369	9,431
Central Garden & Pet Co., Class A*	1,380	32,085
Oil-Dri Corp. of America	728	22,670

		64,186

Personal Products (2.3%)
Edgewell Personal Care Co.*	7,950	348,926
Inter Parfums, Inc.	87,198	6,615,712
Nature’s Sunshine Products, Inc.*	1,093	10,154
Revlon, Inc., Class A(x)*	187	3,624

		6,978,416

Tobacco (0.1%)
Pyxus International, Inc.*	1,255	29,982
Universal Corp.	3,637	209,600
Vector Group Ltd.	8,517	91,899

		331,481

Total Consumer Staples		12,822,882

Energy (25.4%)
Energy Equipment & Services (1.9%)
Archrock, Inc.	18,809	183,952
Basic Energy Services, Inc.*	3,062	11,636
Bristow Group, Inc.*	5,083	5,642
C&J Energy Services, Inc.*	9,398	145,857
CARBO Ceramics, Inc.(x)*	2,992	10,472
Dawson Geophysical Co.*	3,114	9,124
Diamond Offshore Drilling, Inc.(x)*	9,439	99,015
Dril-Quip, Inc.*	5,203	238,558
Era Group, Inc.*	2,857	32,970
Exterran Corp.*	4,717	79,481
Forum Energy Technologies, Inc.*	11,714	59,858
Frank’s International NV*	10,598	65,814
FTS International, Inc.*	4,912	49,120
Helix Energy Solutions Group, Inc.*	20,770	164,291
Independence Contract Drilling, Inc.*	4,388	12,155
Keane Group, Inc.*	299	3,256
KLX Energy Services Holdings, Inc.*	2,936	73,811
Matrix Service Co.*	3,933	77,008
McDermott International, Inc.*	26,463	196,885
Natural Gas Services Group, Inc.*	1,851	32,041
NCS Multistage Holdings, Inc.*	1,486	7,697
Newpark Resources, Inc.*	13,019	119,254
Nine Energy Service, Inc.*	2,198	49,785
Noble Corp. plc*	36,010	103,349
Nuverra Environmental Solutions, Inc.*	101	899
Oceaneering International, Inc.*	14,607	230,352
Oil States International, Inc.*	8,818	149,553
Pioneer Energy Services Corp.*	10,635	18,824
Quintana Energy Services, Inc.*	793	3,426
RigNet, Inc.*	1,956	19,110
Rowan Cos. plc, Class A*	18,808	202,938
SEACOR Holdings, Inc.*	2,527	106,842
SEACOR Marine Holdings, Inc.*	2,421	32,223
Select Energy Services, Inc., Class A(x)*	5,162	62,047
Smart Sand, Inc.(x)*	3,340	14,863
Subsea 7 SA (ADR)	220,000	2,728,000
Superior Energy Services, Inc.*	22,858	106,747
TETRA Technologies, Inc.*	2,591	6,063
Tidewater, Inc.*	4,305	99,833
Unit Corp.*	7,627	108,608
US Silica Holdings, Inc.	4,645	80,637

		5,801,996

Oil, Gas & Consumable Fuels (23.5%)
Abraxas Petroleum Corp.*	1,413	1,766
Adams Resources & Energy, Inc.	298	11,640
Alta Mesa Resources, Inc., Class A(x)*	15,199	4,034
Approach Resources, Inc.(x)*	6,343	2,244
Arch Coal, Inc., Class A	2,578	235,294
Ardmore Shipping Corp.*	4,863	29,956
Berry Petroleum Corp.	4,423	51,041
Bonanza Creek Energy, Inc.*	2,721	61,739
California Resources Corp.*	6,661	171,254
Callon Petroleum Co.*	33,695	254,397
Clean Energy Fuels Corp.*	20,056	61,973
CONSOL Energy, Inc.*	2,241	76,687
CVR Energy, Inc.	134	5,521
Delek US Holdings, Inc.	915	33,324
Denbury Resources, Inc.*	36,786	75,411
DHT Holdings, Inc.	13,592	60,620
Dorian LPG Ltd.*	4,202	26,977
Earthstone Energy, Inc., Class A*	2,612	18,493
Energy Fuels, Inc.(x)*	12,335	41,076
EP Energy Corp., Class A(x)*	5,731	1,490
Frontline Ltd.*	11,420	73,773
GasLog Ltd.	5,959	104,044
Golar LNG Ltd.	13,965	294,522
Goodrich Petroleum Corp.*	406	5,522
Green Plains, Inc.	5,842	97,445
Gulfport Energy Corp.*	25,763	206,619
Halcon Resources Corp.(x)*	20,209	27,282
Hallador Energy Co.	2,331	12,261
HighPoint Resources Corp.*	15,365	33,957
International Seaways, Inc.*	3,144	53,888
Isramco, Inc.*	86	9,718
Laredo Petroleum, Inc.*	16,223	50,129
Matador Resources Co.*	1,290	24,936
Midstates Petroleum Co., Inc.*	2,204	21,533
Montage Resources Corp.*	479	7,204
NACCO Industries, Inc., Class A	526	20,104
Navigator Holdings Ltd.*	10,400	114,400
Nordic American Tankers Ltd.(x)	20,693	41,800
Northern Oil and Gas, Inc.*	21,743	59,576
Oasis Petroleum, Inc.*	39,779	240,265
Overseas Shipholding Group, Inc., Class A*	8,780	20,106
Panhandle Oil and Gas, Inc., Class A	1,177	18,479
Par Pacific Holdings, Inc.*	4,270	76,049
PDC Energy, Inc.*	9,771	397,484
Peabody Energy Corp.	11,543	327,013
Permian Basin Royalty Trust	190,200	1,432,206
Renewable Energy Group, Inc.*	5,003	109,866
REX American Resources Corp.*	818	65,939
Ring Energy, Inc.*	584	3,428
SandRidge Energy, Inc.*	4,350	34,887
Scorpio Tankers, Inc.	6,640	131,738
SemGroup Corp., Class A	11,939	175,981
Ship Finance International Ltd.(x)	11,842	146,130
SilverBow Resources, Inc.*	1,085	24,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Southwestern Energy Co.*	86,884	$407,486
Talos Energy, Inc.*	2,916	77,449
Teekay Corp.	9,932	38,933
Teekay Tankers Ltd., Class A*	27,573	26,749
Texas Pacific Land Trust	81,588	63,120,556
Ultra Petroleum Corp.(x)*	24,203	14,764
W&T Offshore, Inc.*	13,702	94,544
World Fuel Services Corp.	9,884	285,549

		69,754,206

Total Energy		75,556,202

Financials (16.8%)
Banks (7.7%)
1st Constitution Bancorp	1,146	20,364
1st Source Corp.	2,402	107,874
ACNB Corp.	1,019	37,703
Allegiance Bancshares, Inc.*	1,415	47,714
Amalgamated Bank, Class A	1,566	24,508
American National Bankshares, Inc.	1,190	41,555
Ames National Corp.	1,320	36,181
Arrow Financial Corp.	1,773	58,314
Atlantic Capital Bancshares, Inc.*	1,068	19,042
Auburn National Bancorporation, Inc.	331	13,051
Banc of California, Inc.	6,406	88,659
BancFirst Corp.	2,076	108,263
Bancorp, Inc. (The)*	7,174	57,966
BancorpSouth Bank	13,932	393,161
Bank of Commerce Holdings	2,341	24,698
Bank of Marin Bancorp	2,026	82,438
Bank of Princeton (The)	839	26,621
Bankwell Financial Group, Inc.	804	23,461
Banner Corp.	4,721	255,737
Bar Harbor Bankshares	2,266	58,621
Baycom Corp.*	1,436	32,511
BCB Bancorp, Inc.	1,903	25,500
Berkshire Hills Bancorp, Inc.	5,998	163,386
Blue Hills Bancorp, Inc.	1,794	42,877
Boston Private Financial Holdings, Inc.	11,736	128,627
Bridge Bancorp, Inc.	2,441	71,521
Brookline Bancorp, Inc.	11,287	162,533
Bryn Mawr Bank Corp.	2,987	107,920
Business First Bancshares, Inc.	1,574	38,626
Byline Bancorp, Inc.*	2,453	45,331
C&F Financial Corp.	496	25,098
Cadence Bancorp	11,713	217,276
Cambridge Bancorp	394	32,643
Camden National Corp.	2,308	96,290
Capital Bancorp, Inc.*	913	10,609
Capital City Bank Group, Inc.	1,730	37,679
Capstar Financial Holdings, Inc.	763	11,018
Carolina Financial Corp.	947	32,757
Cathay General Bancorp	11,488	389,558
CB Financial Services, Inc.	634	15,045
CBTX, Inc.	2,661	86,403
CenterState Bank Corp.	13,580	323,340
Central Pacific Financial Corp.	3,706	106,881
Central Valley Community Bancorp	1,732	33,861
Century Bancorp, Inc., Class A	423	30,879
Chemical Financial Corp.	10,569	435,020
Chemung Financial Corp.	516	24,216
Citizens & Northern Corp.	1,787	44,746
City Holding Co.	2,094	159,542
Civista Bancshares, Inc.	1,524	33,269
CNB Financial Corp.	1,985	50,161
Coastal Financial Corp.*	788	13,388
Codorus Valley Bancorp, Inc.	1,378	29,420
Columbia Banking System, Inc.	10,507	343,474
Community Bank System, Inc.	7,207	430,762
Community Bankers Trust Corp.	3,041	22,260
Community Financial Corp. (The)	739	20,965
Community Trust Bancorp, Inc.	2,323	95,382
ConnectOne Bancorp, Inc.	3,157	62,193
County Bancorp, Inc.	689	12,126
Customers Bancorp, Inc.*	2,872	52,586
CVB Financial Corp.	16,599	349,409
Eagle Bancorp, Inc.*	932	46,786
Enterprise Bancorp, Inc.	1,283	36,861
Enterprise Financial Services Corp.	2,197	89,572
Equity Bancshares, Inc., Class A*	1,354	38,995
Esquire Financial Holdings, Inc.*	593	13,497
Evans Bancorp, Inc.	661	23,565
Farmers & Merchants Bancorp, Inc.	142	4,274
Farmers National Banc Corp.	3,713	51,202
FB Financial Corp.	1,259	39,986
Fidelity D&D Bancorp, Inc.(x)	394	23,293
Fidelity Southern Corp.	3,193	87,456
Financial Institutions, Inc.	2,294	62,351
First Bancorp (Nasdaq Stock Exchange)	4,375	152,075
First Bancorp (Quotrix Stock Exchange)	31,485	360,818
First Bancorp, Inc.	1,511	37,654
First Bancshares, Inc. (The)	1,849	57,134
First Bank	2,365	27,268
First Busey Corp.	6,545	159,698
First Business Financial Services, Inc.	1,220	24,424
First Choice Bancorp	1,373	29,519
First Commonwealth Financial Corp.	14,193	178,832
First Community Bankshares, Inc.	2,317	76,785
First Community Corp.	1,008	19,223
First Financial Bancorp	14,066	338,428
First Financial Corp.	1,796	75,432
First Financial Northwest, Inc.	1,123	17,687
First Foundation, Inc.	3,822	51,865
First Guaranty Bancshares, Inc.	771	15,805
First Internet Bancorp	1,439	27,816
First Interstate BancSystem, Inc., Class A	4,914	195,675
First Merchants Corp.	7,337	270,368
First Mid-Illinois Bancshares, Inc.	1,849	61,609
First Midwest Bancorp, Inc.	15,573	318,624
First Northwest Bancorp	1,397	21,751
First of Long Island Corp. (The)	3,642	79,869
First Savings Financial Group, Inc.	262	14,161
First United Corp.	984	16,984
Flushing Financial Corp.	3,939	86,382
Franklin Financial Network, Inc.	1,915	55,554
Fulton Financial Corp.	24,564	380,251
FVCBankcorp, Inc.(x)*	148	2,503
German American Bancorp, Inc.	2,334	68,620
Glacier Bancorp, Inc.	10,570	423,540
Great Southern Bancorp, Inc.	1,665	86,413
Great Western Bancorp, Inc.	8,185	258,564
Guaranty Bancshares, Inc.	1,117	32,639
Hancock Whitney Corp.	12,571	507,868
Hanmi Financial Corp.	3,788	80,571
HarborOne Bancorp, Inc.*	1,242	21,362
Heartland Financial USA, Inc.	4,404	187,831
Heritage Commerce Corp.	611	7,393
Heritage Financial Corp.	5,384	162,274
Hilltop Holdings, Inc.	10,475	191,169
Home BancShares, Inc.	17,799	312,728
HomeTrust Bancshares, Inc.	1,690	42,588
Hope Bancorp, Inc.	17,271	225,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Horizon Bancorp, Inc.	5,418	$87,176
Howard Bancorp, Inc.*	1,565	23,178
IBERIABANK Corp.	8,206	588,452
Independent Bank Corp./MA	3,656	296,173
Independent Bank Corp./MI	2,328	50,052
Independent Bank Group, Inc.	2,677	137,303
International Bancshares Corp.	8,186	311,314
Investar Holding Corp.	852	19,349
Investors Bancorp, Inc.	34,930	413,920
Lakeland Bancorp, Inc.	6,762	100,957
Lakeland Financial Corp.	1,081	48,883
LCNB Corp.	1,251	21,455
LegacyTexas Financial Group, Inc.	4,204	157,188
Level One Bancorp, Inc.	780	18,143
Live Oak Bancshares, Inc.	1,833	26,780
Macatawa Bank Corp.	3,431	34,104
Malvern Bancorp, Inc.*	820	16,498
MBT Financial Corp.	2,679	26,844
Mercantile Bank Corp.	2,383	77,972
Metropolitan Bank Holding Corp.*	961	33,433
Mid Penn Bancorp, Inc.	676	16,562
Middlefield Banc Corp.	419	17,267
Midland States Bancorp, Inc.	1,480	35,609
MidSouth Bancorp, Inc.	2,323	26,505
MidWestOne Financial Group, Inc.	1,678	45,725
MutualFirst Financial, Inc.	890	26,673
MVB Financial Corp.	1,332	20,313
National Bank Holdings Corp., Class A	2,873	95,556
National Bankshares, Inc.(x)	967	41,436
National Commerce Corp.*	1,497	58,697
NBT Bancorp, Inc.	6,174	222,326
Nicolet Bankshares, Inc.*	1,132	67,467
Northeast Bancorp	919	19,005
Northrim Bancorp, Inc.	1,025	35,280
Norwood Financial Corp.	812	25,042
Oak Valley Bancorp(x)	938	16,546
OFG Bancorp	6,411	126,874
Ohio Valley Banc Corp.	617	22,305
Old Line Bancshares, Inc.	2,026	50,508
Old National Bancorp	22,372	366,901
Old Second Bancorp, Inc.	4,335	54,578
Opus Bank	2,934	58,093
Origin Bancorp, Inc.(x)	1,691	57,579
Orrstown Financial Services, Inc.	1,045	19,427
Pacific City Financial Corp.	1,484	25,896
Pacific Mercantile Bancorp*	2,253	17,168
Pacific Premier Bancorp, Inc.	4,543	120,526
Park National Corp.	2,047	193,953
Parke Bancorp, Inc.	971	20,284
Peapack Gladstone Financial Corp.	2,653	69,562
Penns Woods Bancorp, Inc.	691	28,400
Peoples Bancorp of North Carolina, Inc.	705	18,753
Peoples Bancorp, Inc.	2,668	82,628
Peoples Financial Services Corp.	1,006	45,511
Premier Financial Bancorp, Inc.	1,781	27,980
QCR Holdings, Inc.	1,938	65,737
RBB Bancorp	2,041	38,371
Reliant Bancorp, Inc.	1,370	30,578
Renasant Corp.	7,193	243,483
Republic Bancorp, Inc., Class A	1,433	64,084
Republic First Bancorp, Inc.*	5,194	27,268
S&T Bancorp, Inc.	4,967	196,346
Sandy Spring Bancorp, Inc.	5,147	160,998
SB One Bancorp	1,142	24,804
Seacoast Banking Corp. of Florida*	5,624	148,192
Select Bancorp, Inc.*	2,289	26,026
Shore Bancshares, Inc.	1,923	28,672
Sierra Bancorp	2,103	51,103
Simmons First National Corp., Class A	13,068	319,905
SmartFinancial, Inc.*	1,674	31,655
South State Corp.	5,214	356,325
Southern First Bancshares, Inc.*	926	31,364
Southern National Bancorp of Virginia, Inc.	2,840	41,606
Southside Bancshares, Inc.	4,669	155,151
Spirit of Texas Bancshares, Inc.*	1,358	28,790
Stock Yards Bancorp, Inc.	2,522	85,269
Summit Financial Group, Inc.	1,586	42,045
Tompkins Financial Corp.	2,076	157,921
Towne Bank	9,852	243,837
TriCo Bancshares	3,582	140,737
TriState Capital Holdings, Inc.*	2,696	55,079
Trustmark Corp.	9,594	322,646
UMB Financial Corp.	6,701	429,132
Union Bankshares Corp.	11,293	365,103
Union Bankshares, Inc.(x)	65	2,940
United Bankshares, Inc.	14,417	522,472
United Community Banks, Inc.	10,244	255,383
United Security Bancshares	1,958	20,755
Unity Bancorp, Inc.	1,005	18,974
Univest Financial Corp.	4,325	105,789
Valley National Bancorp	47,612	456,123
Veritex Holdings, Inc.	4,908	118,872
Washington Trust Bancorp, Inc.	1,578	75,981
WesBanco, Inc.	7,780	309,255
West Bancorporation, Inc.	1,860	38,465
Westamerica Bancorp	3,795	234,531

		22,992,392

Capital Markets (3.5%)
Associated Capital Group, Inc., Class A(x)‡	189,912	7,512,919
B. Riley Financial, Inc.	3,050	50,904
Blucora, Inc.*	1,854	61,886
BrightSphere Investment Group plc	1,703	23,093
Clarke, Inc.*	50,600	492,236
Cowen, Inc.*	2,109	30,559
Donnelley Financial Solutions, Inc.*	2,654	39,492
Federated Investors, Inc., Class B	3,847	112,756
Focus Financial Partners, Inc., Class A*	1,556	55,456
GAIN Capital Holdings, Inc.(x)	4,205	26,407
Galaxy Digital Holdings Ltd.*	12,000	22,719
GAMCO Investors, Inc., Class A	47,571	975,205
Greenhill & Co., Inc.	262	5,636
INTL. FCStone, Inc.*	2,293	88,877
Ladenburg Thalmann Financial Services, Inc.	916	2,592
Oppenheimer Holdings, Inc., Class A	1,463	38,067
Piper Jaffray Cos	2,021	147,189
PJT Partners, Inc., Class A	217	9,071
Stifel Financial Corp.	10,247	540,632
Virtus Investment Partners, Inc.	895	87,307
Waddell & Reed Financial, Inc., Class A	10,994	190,086

		10,513,089

Consumer Finance (0.2%)
Encore Capital Group, Inc.(x)*	3,848	104,781
EZCORP, Inc., Class A*	7,271	67,766
LendingClub Corp.*	47,435	146,574
Nelnet, Inc., Class A	2,748	151,332
PRA Group, Inc.*	6,591	176,705
Regional Management Corp.*	742	18,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
World Acceptance Corp.*	872	$102,137

		767,415

Diversified Financial Services (0.5%)
Banco Latinoamericano de Comercio Exterior SA, Class E	4,484	89,321
Cannae Holdings, Inc.*	10,157	246,409
FGL Holdings	21,420	168,575
Marlin Business Services Corp.	907	19,501
On Deck Capital, Inc.*	1,095	5,935
Onex Corp.	15,400	876,083

		1,405,824

Insurance (1.9%)
Ambac Financial Group, Inc.*	6,285	113,884
American Equity Investment Life Holding Co.	12,873	347,828
AMERISAFE, Inc.	2,747	163,172
Argo Group International Holdings Ltd.	4,816	340,299
Citizens, Inc.(x)*	7,208	48,077
CNO Financial Group, Inc.	24,117	390,213
Crawford & Co., Class B	1,677	15,311
Donegal Group, Inc., Class A	1,401	18,843
eHealth, Inc.*	3,227	201,171
EMC Insurance Group, Inc.	1,393	44,409
Employers Holdings, Inc.	4,654	186,672
Enstar Group Ltd.*	1,788	311,112
FBL Financial Group, Inc., Class A	1,501	94,143
FedNat Holding Co.	827	13,265
Genworth Financial, Inc., Class A*	74,399	284,948
Global Indemnity Ltd.	995	30,228
Goosehead Insurance, Inc., Class A(x)	1,487	41,458
Greenlight Capital Re Ltd., Class A*	15,362	166,985
Hallmark Financial Services, Inc.*	1,889	19,646
HCI Group, Inc.	1,100	47,003
Heritage Insurance Holdings, Inc.	2,719	39,697
Horace Mann Educators Corp.	5,954	209,640
Independence Holding Co.	647	22,807
Investors Title Co.	170	26,843
James River Group Holdings Ltd.	1,975	79,158
Kemper Corp.	3,176	241,821
Kingstone Cos., Inc.	1,063	15,669
Maiden Holdings Ltd.	9,494	7,051
MBIA, Inc.*	11,353	108,081
National General Holdings Corp.	3,853	91,432
National Western Life Group, Inc., Class A	342	89,765
Navigators Group, Inc. (The)	2,737	191,234
NI Holdings, Inc.*	1,536	24,576
ProAssurance Corp.	7,610	263,382
Protective Insurance Corp., Class B	1,386	25,669
RLI Corp.	918	65,866
Safety Insurance Group, Inc.	2,160	188,222
Selective Insurance Group, Inc.	8,331	527,186
State Auto Financial Corp.	2,514	82,761
Stewart Information Services Corp.	3,172	135,413
Third Point Reinsurance Ltd.*	11,109	115,311
Tiptree, Inc.	3,706	23,459
United Fire Group, Inc.	2,817	123,131
United Insurance Holdings Corp.	786	12,497

		5,589,338

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AG Mortgage Investment Trust, Inc. (REIT)	4,100	69,044
Anworth Mortgage Asset Corp. (REIT)	14,280	57,691
Apollo Commercial Real Estate Finance, Inc. (REIT)	18,198	331,204
Arbor Realty Trust, Inc. (REIT)(x)	11,223	145,562
Ares Commercial Real Estate Corp. (REIT)	3,925	59,621
Arlington Asset Investment Corp. (REIT), Class A(x)	4,288	34,132
ARMOUR Residential REIT, Inc. (REIT)	7,448	145,459
Blackstone Mortgage Trust, Inc. (REIT), Class A	16,721	577,878
Capstead Mortgage Corp. (REIT)	12,496	107,341
Cherry Hill Mortgage Investment Corp. (REIT)	2,378	40,949
Colony Credit Real Estate, Inc. (REIT)(x)	12,378	193,839
Dynex Capital, Inc. (REIT)	9,010	54,871
Exantas Capital Corp. (REIT)	4,463	47,442
Granite Point Mortgage Trust, Inc. (REIT)	6,009	111,587
Great Ajax Corp. (REIT)	2,300	31,602
Invesco Mortgage Capital, Inc. (REIT)	19,000	300,200
KKR Real Estate Finance Trust, Inc. (REIT)	3,221	64,484
Ladder Capital Corp. (REIT)	13,626	231,915
New York Mortgage Trust, Inc. (REIT)	25,093	152,816
Orchid Island Capital, Inc. (REIT)(x)	6,943	45,685
PennyMac Mortgage Investment Trust (REIT)‡	8,581	177,713
Ready Capital Corp. (REIT)	4,308	63,198
Redwood Trust, Inc. (REIT)	14,171	228,862
TPG RE Finance Trust, Inc. (REIT)	5,238	102,665
Western Asset Mortgage Capital Corp. (REIT)	6,716	68,705

		3,444,465

Thrifts & Mortgage Finance (1.8%)
Bank7 Corp.*	491	8,529
BankFinancial Corp.	1,880	27,956
Bridgewater Bancshares, Inc.*	3,434	35,405
Capitol Federal Financial, Inc.	19,326	258,002
Columbia Financial, Inc.*	7,375	115,566
Dime Community Bancshares, Inc.	4,618	86,495
Entegra Financial Corp.*	897	20,138
ESSA Bancorp, Inc.	1,351	20,805
Essent Group Ltd.*	6,953	302,108
Federal Agricultural Mortgage Corp., Class C	901	65,259
First Defiance Financial Corp.	2,909	83,605
Flagstar Bancorp, Inc.	4,392	144,585
FS Bancorp, Inc.	293	14,791
Greene County Bancorp, Inc.	107	3,249
Hingham Institution for Savings	106	18,233
Home Bancorp, Inc.	1,142	37,972
HomeStreet, Inc.*	3,646	96,072
Impac Mortgage Holdings, Inc.(x)*	1,597	6,260
Kearny Financial Corp.	8,555	110,103
Luther Burbank Corp.	2,931	29,603
Merchants Bancorp	1,692	36,378
Meridian Bancorp, Inc.	6,104	95,772
MGIC Investment Corp.*	52,159	687,977
Mr Cooper Group, Inc.*	10,975	105,250
NMI Holdings, Inc., Class A*	1,591	41,159
Northfield Bancorp, Inc.	6,374	88,599
Northwest Bancshares, Inc.	13,868	235,340
OceanFirst Financial Corp.	7,081	170,369
Oconee Federal Financial Corp.(x)	248	6,450
Ocwen Financial Corp.(x)*	17,854	32,494
OP Bancorp	1,951	17,071

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Oritani Financial Corp.	5,718	$95,090
PCSB Financial Corp.	2,102	41,136
PDL Community Bancorp(x)*	1,186	16,545
PennyMac Financial Services, Inc.‡	936	20,817
Provident Bancorp, Inc.*	552	12,503
Provident Financial Services, Inc.	8,960	231,974
Prudential Bancorp, Inc.	1,270	22,035
Radian Group, Inc.	31,711	657,686
Riverview Bancorp, Inc.	3,024	22,105
SI Financial Group, Inc.	1,637	21,134
Southern Missouri Bancorp, Inc.	973	29,968
Sterling Bancorp, Inc.	1,055	10,698
Territorial Bancorp, Inc.	1,166	31,377
Timberland Bancorp, Inc.	974	27,253
TrustCo Bank Corp.	13,733	106,568
United Community Financial Corp.	7,054	65,955
United Financial Bancorp, Inc.	7,449	106,893
Walker & Dunlop, Inc.	3,570	181,749
Washington Federal, Inc.	11,933	344,744
Waterstone Financial, Inc.	3,540	58,268
Western New England Bancorp, Inc.	3,676	33,929
WSFS Financial Corp.	6,244	241,018

		5,381,040

Total Financials		50,093,563

Health Care (2.1%)
Biotechnology (0.5%)
Abeona Therapeutics, Inc.(x)*	458	3,371
Acceleron Pharma, Inc.*	1,076	50,109
Achaogen, Inc.(x)*	556	254
Achillion Pharmaceuticals, Inc.*	20,198	59,786
Acorda Therapeutics, Inc.*	5,471	72,710
Adamas Pharmaceuticals, Inc.(x)*	1,629	11,582
Adverum Biotechnologies, Inc.*	6,973	36,539
AgeX Therapeutics, Inc.(x)*	1,040	4,212
Akebia Therapeutics, Inc.*	1,045	8,559
Albireo Pharma, Inc.*	1,063	34,239
Alder Biopharmaceuticals, Inc.*	1,691	23,082
Alector, Inc.*	177	3,313
Allakos, Inc.(x)*	343	13,892
Allogene Therapeutics, Inc.(x)*	527	15,236
AMAG Pharmaceuticals, Inc.*	4,975	64,078
Anika Therapeutics, Inc.*	2,076	62,778
Aptinyx, Inc.(x)*	324	1,312
Arbutus Biopharma Corp.*	3,853	13,794
Arcus Biosciences, Inc.*	1,381	17,249
Ardelyx, Inc.*	6,468	18,110
Arena Pharmaceuticals, Inc.*	1,409	63,165
ArQule, Inc.*	1,196	5,729
Athersys, Inc.(x)*	1,520	2,280
Audentes Therapeutics, Inc.*	381	14,867
AVEO Pharmaceuticals, Inc.(x)*	6,277	5,148
Avrobio, Inc.*	142	3,131
Bellicum Pharmaceuticals, Inc.(x)*	1,881	6,339
BioCryst Pharmaceuticals, Inc.*	2,512	20,448
BioTime, Inc.(x)*	10,405	13,631
Calithera Biosciences, Inc.*	4,688	31,597
Cara Therapeutics, Inc.(x)*	606	11,890
CareDx, Inc.*	325	10,244
CASI Pharmaceuticals, Inc.(x)*	870	2,497
Catalyst Biosciences, Inc.(x)*	1,790	14,517
Cellular Biomedicine Group, Inc.*	402	6,955
Chimerix, Inc.*	6,210	13,041
Concert Pharmaceuticals, Inc.*	3,011	36,343
Constellation Pharmaceuticals, Inc.(x)*	370	5,014
Corvus Pharmaceuticals, Inc.*	228	917
Crinetics Pharmaceuticals, Inc.(x)*	165	3,755
Cytokinetics, Inc.*	611	4,943
Dynavax Technologies Corp.(x)*	1,053	7,697
Eidos Therapeutics, Inc.(x)*	394	9,239
Epizyme, Inc.*	2,181	27,023
Five Prime Therapeutics, Inc.*	4,990	66,866
Forty Seven, Inc.*	249	4,024
Gossamer Bio, Inc.*	281	6,089
Gritstone Oncology, Inc.(x)*	173	2,301
Immune Design Corp.*	4,352	25,459
Immunomedics, Inc.(x)*	2,013	38,670
Karyopharm Therapeutics, Inc.(x)*	727	4,246
Kezar Life Sciences, Inc.(x)*	321	5,695
Kiniksa Pharmaceuticals Ltd., Class A*	143	2,583
LogicBio Therapeutics, Inc.*	275	2,717
Magenta Therapeutics, Inc.(x)*	349	5,748
MeiraGTx Holdings plc(x)*	295	5,083
Minerva Neurosciences, Inc.*	826	6,492
Miragen Therapeutics, Inc.(x)*	808	2,254
Molecular Templates, Inc.*	1,984	11,527
Myriad Genetics, Inc.*	1,191	39,541
NantKwest, Inc.(x)*	4,786	7,562
NewLink Genetics Corp.*	4,138	7,986
Novavax, Inc.(x)*	34,873	19,212
Nymox Pharmaceutical Corp.*	3,017	5,943
OPKO Health, Inc.(x)*	47,535	124,066
Ovid therapeutics, Inc.*	619	1,096
PDL BioPharma, Inc.*	21,278	79,154
Portola Pharmaceuticals, Inc.(x)*	672	23,318
Principia Biopharma, Inc.*	139	4,726
Proteostasis Therapeutics, Inc.(x)*	574	723
Prothena Corp. plc*	5,783	70,148
Ra Pharmaceuticals, Inc.*	2,676	59,942
Replimune Group, Inc.(x)*	178	2,709
Rigel Pharmaceuticals, Inc.*	2,349	6,037
Rubius Therapeutics, Inc.(x)*	817	14,788
Scholar Rock Holding Corp.(x)*	352	6,614
Spectrum Pharmaceuticals, Inc.*	1,210	12,935
Spero Therapeutics, Inc.*	1,045	13,386
Syndax Pharmaceuticals, Inc.*	1,349	7,082
Synlogic, Inc.*	2,319	17,601
Synthorx, Inc.(x)*	182	3,707
Tocagen, Inc.*	205	2,228
Translate Bio, Inc.(x)*	701	7,143
Twist Bioscience Corp.*	141	3,268
XOMA Corp.(x)*	507	6,277
Y-mAbs Therapeutics, Inc.(x)*	159	4,167
Zafgen, Inc.(x)*	333	912

		1,576,640

Health Care Equipment & Supplies (0.4%)
AngioDynamics, Inc.*	5,304	121,249
Avanos Medical, Inc.*	6,854	292,529
Axonics Modulation Technologies, Inc.*	229	5,485
Cerus Corp.*	2,284	14,229
CONMED Corp.	2,324	193,310
CryoLife, Inc.*	1,696	49,472
FONAR Corp.*	767	15,700
Integer Holdings Corp.*	1,229	92,691
Invacare Corp.	4,946	41,398
Lantheus Holdings, Inc.*	391	9,572
LivaNova plc*	1,505	146,361
Meridian Bioscience, Inc.	743	13,084
Neuronetics, Inc.*	99	1,510
OraSure Technologies, Inc.*	495	5,519
Orthofix Medical, Inc.*	638	35,990
Rockwell Medical, Inc.(x)*	717	4,080
RTI Surgical Holdings, Inc.*	6,693	40,225
SeaSpine Holdings Corp.*	2,158	32,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SI-BONE, Inc.(x)*	133	$2,506
Utah Medical Products, Inc.	64	5,648

		1,123,101

Health Care Providers & Services (0.4%)
AAC Holdings, Inc.(x)*	902	1,660
American Renal Associates Holdings, Inc.*	197	1,210
BioScrip, Inc.*	16,735	33,470
Brookdale Senior Living, Inc.*	27,523	181,101
Community Health Systems, Inc.*	12,889	48,076
Cross Country Healthcare, Inc.*	5,270	37,048
Diplomat Pharmacy, Inc.*	1,713	9,953
Guardant Health, Inc.(x)*	367	28,149
Magellan Health, Inc.*	3,471	228,808
National HealthCare Corp.	1,790	135,825
National Research Corp.	164	6,330
Owens & Minor, Inc.	9,041	37,068
Patterson Cos., Inc.	12,109	264,582
PetIQ, Inc.(x)*	111	3,487
R1 RCM, Inc.*	1,366	13,209
Surgery Partners, Inc.(x)*	2,516	28,380
Triple-S Management Corp., Class B*	3,281	74,872

		1,133,228

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	22,572	215,337
Castlight Health, Inc., Class B*	784	2,940
Computer Programs & Systems, Inc.	796	23,633
Evolent Health, Inc., Class A*	7,422	93,369
HMS Holdings Corp.*	1,587	46,991
NantHealth, Inc.(x)*	2,723	2,505
NextGen Healthcare Information Systems LLC*	2,967	49,935

		434,710

Life Sciences Tools & Services (0.2%)
Cambrex Corp.*	2,814	109,324
Harvard Bioscience, Inc.*	4,678	20,162
Luminex Corp.	3,465	79,730
NanoString Technologies, Inc.*	328	7,849
Syneos Health, Inc.*	8,412	435,405

		652,470

Pharmaceuticals (0.4%)
Aclaris Therapeutics, Inc.*	695	4,163
Akorn, Inc.*	11,617	40,892
Amphastar Pharmaceuticals, Inc.*	3,284	67,092
Aquestive Therapeutics, Inc.*	208	1,437
Aratana Therapeutics, Inc.*	3,413	12,287
Arvinas, Inc.(x)*	174	2,568
Assertio Therapeutics, Inc.*	1,181	5,988
Cymabay Therapeutics, Inc.*	2,085	27,689
Endo International plc*	30,954	248,561
Intra-Cellular Therapies, Inc.*	3,380	41,168
Lannett Co., Inc.(x)*	4,513	35,517
Liquidia Technologies, Inc.*	171	1,946
Mallinckrodt plc*	12,137	263,858
Medicines Co. (The)(x)*	743	20,767
Melinta Therapeutics, Inc.(x)*	1,023	3,632
Menlo Therapeutics, Inc.*	1,423	11,171
Neos Therapeutics, Inc.*	341	890
Osmotica Pharmaceuticals plc*	339	1,220
Phibro Animal Health Corp., Class A	142	4,686
Prestige Consumer Healthcare, Inc.*	7,687	229,918
resTORbio, Inc.(x)*	1,139	7,768
scPharmaceuticals, Inc.(x)*	1,216	3,648
Tetraphase Pharmaceuticals, Inc.*	8,028	10,758
Tricida, Inc.*	434	16,761
Verrica Pharmaceuticals, Inc.*	203	2,194
Xeris Pharmaceuticals, Inc.*	483	4,849
Zogenix, Inc.*	1,559	85,761

		1,157,189

Total Health Care		6,077,338

Industrials (10.8%)
Aerospace & Defense (0.5%)
AAR Corp.	4,841	157,381
Cubic Corp.	1,223	68,782
Ducommun, Inc.*	1,576	68,588
KeyW Holding Corp. (The)*	7,223	62,262
Kratos Defense & Security Solutions, Inc.*	8,221	128,494
Maxar Technologies, Inc.(x)	8,571	34,455
Mercury Systems, Inc.*	3,396	217,616
Moog, Inc., Class A	4,316	375,276
National Presto Industries, Inc.	676	73,380
Triumph Group, Inc.	6,975	132,943
Vectrus, Inc.*	1,683	44,751
Wesco Aircraft Holdings, Inc.*	5,958	52,371

		1,416,299

Air Freight & Logistics (0.1%)
Atlas Air Worldwide Holdings, Inc.*	3,497	176,808
Echo Global Logistics, Inc.*	238	5,898
Hub Group, Inc., Class A*	1,722	70,344
Radiant Logistics, Inc.*	5,635	35,500

		288,550

Airlines (0.4%)
Hawaiian Holdings, Inc.	7,236	189,945
Mesa Air Group, Inc.*	1,139	9,499
SkyWest, Inc.	7,519	408,207
Spirit Airlines, Inc.*	10,115	534,679

		1,142,330

Building Products (0.1%)
Apogee Enterprises, Inc.	632	23,694
Armstrong Flooring, Inc.*	2,921	39,726
Caesarstone Ltd.(x)	3,436	53,636
Gibraltar Industries, Inc.*	4,710	191,273
Griffon Corp.	4,837	89,388
Insteel Industries, Inc.	291	6,088
Masonite International Corp.*	214	10,676
Quanex Building Products Corp.	4,698	74,651
Universal Forest Products, Inc.	972	29,053

		518,185

Commercial Services & Supplies (3.4%)
ABM Industries, Inc.	9,753	354,521
ACCO Brands Corp.	15,261	130,634
Advanced Disposal Services, Inc.*	602	16,856
Brady Corp., Class A	7,028	326,169
BrightView Holdings, Inc.*	1,877	27,029
Casella Waste Systems, Inc., Class A*	5,192	184,627
CECO Environmental Corp.*	4,514	32,501
Charah Solutions, Inc.*	544	3,482
Civeo Corp.*	3,560,000	7,476,000
CompX International, Inc.	265	3,877
Ennis, Inc.	3,770	78,265
Heritage-Crystal Clean, Inc.*	2,118	58,139
Herman Miller, Inc.	1,265	44,503
Interface, Inc.	926	14,186
Kimball International, Inc., Class B	663	9,375
Knoll, Inc.	389	7,356
LSC Communications, Inc.	4,856	31,710
Matthews International Corp., Class A	4,606	170,192
Mobile Mini, Inc.	757	25,693
Multi-Color Corp.	2,015	100,528
NL Industries, Inc.*	1,334	5,176
PICO Holdings, Inc.*	2,872	28,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pitney Bowes, Inc.	13,701	$94,126
Quad/Graphics, Inc.	4,688	55,787
RR Donnelley & Sons Co.	10,665	50,339
SP Plus Corp.*	2,313	78,920
Steelcase, Inc., Class A	12,512	182,050
Team, Inc.(x)*	4,118	72,065
Tetra Tech, Inc.	538	32,059
UniFirst Corp.	1,955	300,092
Viad Corp.	1,258	70,813
VSE Corp.	1,218	38,464

		10,103,967

Construction & Engineering (0.4%)
Aegion Corp.*	4,645	81,613
Ameresco, Inc., Class A*	2,813	45,514
Argan, Inc.	2,128	106,294
EMCOR Group, Inc.	2,090	152,737
Granite Construction, Inc.	1,376	59,374
Great Lakes Dredge & Dock Corp.*	8,442	75,218
IES Holdings, Inc.*	1,180	20,969
Infrastructure and Energy Alternatives, Inc.*	2,558	13,404
KBR, Inc.	20,620	393,636
Northwest Pipe Co.*	1,410	33,840
Orion Group Holdings, Inc.*	2,179	6,363
Primoris Services Corp.	1,986	41,070
Sterling Construction Co., Inc.*	2,973	37,222
Tutor Perini Corp.*	5,319	91,061
WillScot Corp.(x)*	1,798	19,940

		1,178,255

Electrical Equipment (0.3%)
AZZ, Inc.	2,620	107,236
Babcock & Wilcox Enterprises, Inc.(x)*	4,907	2,018
Encore Wire Corp.	3,001	171,717
EnerSys	2,190	142,700
Enphase Energy, Inc.(x)*	12,820	118,329
FuelCell Energy, Inc.(x)*	12,113	2,982
Powell Industries, Inc.	1,260	33,453
Preformed Line Products Co.	438	23,253
Sunrun, Inc.(x)*	14,247	200,313
Thermon Group Holdings, Inc.*	3,421	83,849
Vicor Corp.*	230	7,135
Vivint Solar, Inc.(x)*	4,100	20,377

		913,362

Machinery (1.9%)
Actuant Corp., Class A	4,625	112,711
Alamo Group, Inc.	201	20,088
Altra Industrial Motion Corp.	2,508	77,873
Astec Industries, Inc.	1,702	64,268
Barnes Group, Inc.	6,144	315,863
Blue Bird Corp.(x)*	952	16,117
Briggs & Stratton Corp.	5,997	70,944
Chart Industries, Inc.*	2,571	232,727
CIRCOR International, Inc.*	2,363	77,034
Colfax Corp.*	58,000	1,721,440
Columbus McKinnon Corp.	1,288	44,243
Eastern Co. (The)	844	23,227
EnPro Industries, Inc.	2,729	175,884
ESCO Technologies, Inc.	3,757	251,832
Federal Signal Corp.	554	14,398
Franklin Electric Co., Inc.	368	18,801
FreightCar America, Inc.*	1,893	11,661
Gencor Industries, Inc.*	994	12,286
Global Brass & Copper Holdings, Inc.	208	7,164
Gorman-Rupp Co. (The)	2,028	68,830
Graham Corp.	1,304	25,598
Greenbrier Cos., Inc. (The)	4,675	150,675
Hurco Cos., Inc.	900	36,297
Hyster-Yale Materials Handling, Inc.	1,515	94,475
Kennametal, Inc.	4,645	170,704
LB Foster Co., Class A*	1,405	26,442
Lydall, Inc.*	2,105	49,383
Manitex International, Inc.*	429	3,282
Manitowoc Co., Inc. (The)*	5,140	84,347
Milacron Holdings Corp.*	8,757	99,129
Miller Industries, Inc.	1,550	47,817
Mueller Water Products, Inc., Class A	9,016	90,521
Navistar International Corp.*	6,861	221,610
NN, Inc.	6,160	46,138
Park-Ohio Holdings Corp.	1,312	42,483
REV Group, Inc.	3,569	39,081
Rexnord Corp.*	13,661	343,438
SPX Corp.*	1,151	40,043
SPX FLOW, Inc.*	6,232	198,801
Standex International Corp.	385	28,259
Titan International, Inc.	7,144	42,650
TriMas Corp.*	6,764	204,476
Twin Disc, Inc.*	1,177	19,597
Wabash National Corp.	5,629	76,273
Watts Water Technologies, Inc., Class A	1,784	144,183

		5,663,093

Marine (2.3%)
Clarkson plc	111,359	3,444,689
Costamare, Inc.	7,086	36,847
Eagle Bulk Shipping, Inc.*	7,006	32,578
Genco Shipping & Trading Ltd.*	1,535	11,451
Matson, Inc.	3,411	123,103
Safe Bulkers, Inc.*	8,035	11,731
Scorpio Bulkers, Inc.	7,621	29,265
Stolt-Nielsen Ltd.(x)	246,200	3,077,161

		6,766,825

Professional Services (0.5%)
Acacia Research Corp.*	6,824	22,246
CBIZ, Inc.*	7,623	154,290
CRA International, Inc.	835	42,201
FTI Consulting, Inc.*	5,599	430,115
GP Strategies Corp.*	1,822	22,137
Huron Consulting Group, Inc.*	3,264	154,126
ICF International, Inc.	2,368	180,157
InnerWorkings, Inc.*	6,010	21,756
Kelly Services, Inc., Class A	4,616	101,829
Mistras Group, Inc.*	530	7,319
Navigant Consulting, Inc.	6,232	121,337
Resources Connection, Inc.	2,955	48,876
TrueBlue, Inc.*	5,618	132,810
Upwork, Inc.(x)*	241	4,613

		1,443,812

Road & Rail (0.2%)
ArcBest Corp.	3,321	102,253
Covenant Transportation Group, Inc., Class A*	1,787	33,917
Daseke, Inc.*	6,076	30,927
Hertz Global Holdings, Inc.*	8,080	140,350
Marten Transport Ltd.	3,072	54,774
PAM Transportation Services, Inc.*	121	5,922
US Xpress Enterprises, Inc., Class A*	1,303	8,613
USA Truck, Inc.*	145	2,094
Werner Enterprises, Inc.	3,856	131,682
YRC Worldwide, Inc.*	3,693	24,706

		535,238

Trading Companies & Distributors (0.6%)
Aircastle Ltd.	8,031	162,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Beacon Roofing Supply, Inc.*	2,596	$83,487
BMC Stock Holdings, Inc.*	9,430	166,628
CAI International, Inc.*	1,419	32,921
DXP Enterprises, Inc.*	569	22,145
Foundation Building Materials, Inc.*	1,652	16,256
GATX Corp.	5,540	423,090
General Finance Corp.*	739	6,895
GMS, Inc.*	298	4,506
H&E Equipment Services, Inc.	1,052	26,416
Lawson Products, Inc.*	735	23,049
MRC Global, Inc.*	5,791	101,227
NOW, Inc.*	15,916	222,187
Rush Enterprises, Inc., Class A	2,342	97,919
Rush Enterprises, Inc., Class B	368	15,283
Systemax, Inc.	466	10,550
Textainer Group Holdings Ltd.*	4,021	38,803
Titan Machinery, Inc.*	2,805	43,646
Triton International Ltd.	7,619	236,951
Veritiv Corp.*	1,649	43,402
Willis Lease Finance Corp.*	440	18,651

		1,796,559

Transportation Infrastructure (0.1%)
Braemar Shipping Services plc	190,858	410,162

Total Industrials		32,176,637

Information Technology (6.7%)
Communications Equipment (1.6%)
Acacia Communications, Inc.*	3,475	199,291
ADTRAN, Inc.	7,100	97,270
Applied Optoelectronics, Inc.(x)*	674	8,223
Calix, Inc.*	3,249	25,017
Casa Systems, Inc.*	459	3,810
Ciena Corp.*	21,120	788,621
Clearfield, Inc.(x)*	572	8,408
Comtech Telecommunications Corp.	3,337	77,485
DASAN Zhone Solutions, Inc.*	827	8,841
Digi International, Inc.*	3,859	48,893
EchoStar Corp., Class A*	36,000	1,312,200
Finisar Corp.*	17,294	400,702
Harmonic, Inc.*	12,367	67,029
Infinera Corp.(x)*	21,890	95,003
InterDigital, Inc.	2,773	182,963
KVH Industries, Inc.*	2,305	23,488
Lumentum Holdings, Inc.*	1,587	89,729
NETGEAR, Inc.*	3,567	118,139
NetScout Systems, Inc.*	11,066	310,623
Ribbon Communications, Inc.*	7,676	39,531
ViaSat, Inc.(x)*	8,159	632,322
Viavi Solutions, Inc.*	21,294	263,620

		4,801,208

Electronic Equipment, Instruments & Components (1.7%)
Anixter International, Inc.*	4,347	243,910
Arlo Technologies, Inc.*	5,771	23,834
AVX Corp.	6,867	119,074
Bel Fuse, Inc., Class B	1,430	36,150
Belden, Inc.	5,959	319,998
Benchmark Electronics, Inc.	6,468	169,785
Control4 Corp.*	2,137	36,179
CTS Corp.	4,831	141,886
Daktronics, Inc.	5,300	39,485
Fabrinet*	5,315	278,293
FARO Technologies, Inc.*	144	6,323
Fitbit, Inc., Class A*	24,624	145,774
Insight Enterprises, Inc.*	3,246	178,725
KEMET Corp.	8,316	141,123
Kimball Electronics, Inc.*	3,453	53,487
Knowles Corp.*	12,888	227,215
Maxwell Technologies, Inc.*	6,199	27,710
Methode Electronics, Inc.	2,794	80,411
MTS Systems Corp.	2,636	143,557
OSI Systems, Inc.*	1,559	136,568
PAR Technology Corp.*	338	8,268
Park Electrochemical Corp.	1,223	19,201
PC Connection, Inc.	1,734	63,586
Plexus Corp.*	4,483	273,239
Rogers Corp.*	1,280	203,366
Sanmina Corp.*	9,990	288,212
ScanSource, Inc.*	3,717	133,143
SYNNEX Corp.	6,125	584,264
Tech Data Corp.*	5,472	560,388
TTM Technologies, Inc.*	13,809	161,980
Vishay Intertechnology, Inc.	19,508	360,313
Vishay Precision Group, Inc.*	402	13,752

		5,219,199

IT Services (1.6%)
CACI International, Inc., Class A*	16,220	2,952,364
Cardtronics plc, Class A*	1,064	37,857
CSG Systems International, Inc.	854	36,124
EVERTEC, Inc.	1,455	40,464
Evo Payments, Inc., Class A*	720	20,916
Exela Technologies, Inc.*	1,423	4,753
Hackett Group, Inc. (The)	311	4,914
I3 Verticals, Inc., Class A*	252	6,053
Information Services Group, Inc.*	2,295	8,560
LiveRamp Holdings, Inc.*	5,028	274,378
ManTech International Corp., Class A	3,910	211,218
MoneyGram International, Inc.*	4,206	8,580
Perficient, Inc.*	2,872	78,664
Perspecta, Inc.	20,948	423,569
Presidio, Inc.	5,771	85,411
Science Applications International Corp.	1,223	94,110
Sykes Enterprises, Inc.*	5,852	165,495
Travelport Worldwide Ltd.	15,054	236,799
Unisys Corp.*	2,234	26,071

		4,716,300

Semiconductors & Semiconductor Equipment (1.0%)
Alpha & Omega Semiconductor Ltd.*	2,891	33,275
Ambarella, Inc.(x)*	2,710	117,072
Amkor Technology, Inc.*	15,084	128,817
Axcelis Technologies, Inc.*	4,664	93,840
AXT, Inc.*	5,226	23,256
CEVA, Inc.*	265	7,144
Cirrus Logic, Inc.*	8,241	346,699
Cohu, Inc.	3,745	55,239
Cree, Inc.*	15,194	869,401
Diodes, Inc.*	4,444	154,207
FormFactor, Inc.*	10,020	161,222
Kopin Corp.*	888	1,190
MACOM Technology Solutions Holdings, Inc.*	6,678	111,589
NeoPhotonics Corp.*	5,260	33,085
NVE Corp.	53	5,188
PDF Solutions, Inc.*	3,771	46,572
Photronics, Inc.*	9,564	90,380
Rambus, Inc.*	15,507	162,048
Semtech Corp.*	794	40,423
SunPower Corp.(x)*	6,100	39,711
Synaptics, Inc.*	4,635	184,241
Ultra Clean Holdings, Inc.*	5,771	59,730
Veeco Instruments, Inc.*	6,880	74,579
Xperi Corp.	5,685	133,029

		2,971,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Software (0.5%)
ACI Worldwide, Inc.*	939	$30,865
Agilysys, Inc.*	1,253	26,526
American Software, Inc., Class A	1,774	21,199
Anaplan, Inc.*	454	17,869
Avalara, Inc.*	684	38,160
Avaya Holdings Corp.*	15,439	259,838
ChannelAdvisor Corp.*	116	1,413
Digimarc Corp.(x)*	82	2,573
Domo, Inc., Class B*	413	16,656
eGain Corp.*	409	4,274
Fusion Connect, Inc.(x)*	2,686	3,519
MicroStrategy, Inc., Class A*	1,277	184,207
Monotype Imaging Holdings, Inc.	3,232	64,285
SecureWorks Corp., Class A(x)*	1,071	19,706
SVMK, Inc.*	329	5,991
Telaria, Inc.*	4,255	26,977
Telenav, Inc.*	2,232	13,548
Tenable Holdings, Inc.*	733	23,207
TiVo Corp.	17,849	166,353
Verint Systems, Inc.*	9,525	570,167

		1,497,333

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	15,290	164,520
Avid Technology, Inc.*	1,078	8,031
Cray, Inc.*	4,773	124,337
Diebold Nixdorf, Inc.	11,238	124,405
Electronics For Imaging, Inc.*	6,456	173,666
Stratasys Ltd.*	7,478	178,126

		773,085

Total Information Technology		19,979,062

Materials (2.3%)
Chemicals (1.0%)
Advanced Emissions Solutions, Inc.(x)	187	2,162
AdvanSix, Inc.*	2,840	81,139
AgroFresh Solutions, Inc.(x)*	4,723	15,775
American Vanguard Corp.	4,316	74,321
Amyris, Inc.(x)*	4,018	8,398
Element Solutions, Inc.*	74,600	753,460
Flotek Industries, Inc.(x)*	7,979	25,852
FutureFuel Corp.	3,781	50,665
Hawkins, Inc.	1,383	50,936
HB Fuller Co.	1,926	93,681
Innophos Holdings, Inc.	2,426	73,120
Innospec, Inc.	3,580	298,393
Intrepid Potash, Inc.*	13,859	52,526
Koppers Holdings, Inc.*	877	22,784
Kraton Corp.*	391	12,582
Livent Corp.*	11,852	145,543
LSB Industries, Inc.*	3,056	19,069
Minerals Technologies, Inc.	5,237	307,883
PolyOne Corp.	629	18,436
PQ Group Holdings, Inc.*	5,299	80,386
Rayonier Advanced Materials, Inc.	7,400	100,344
Sensient Technologies Corp.	2,956	200,387
Stepan Co.	2,992	261,860
Trecora Resources*	3,153	28,661
Tredegar Corp.	3,736	60,299
Trinseo SA	1,920	86,976
Tronox Holdings plc, Class A	7,302	96,021
Valhi, Inc.	3,207	7,408

		3,029,067

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	278	21,440

Containers & Packaging (0.1%)
Greif, Inc., Class A	3,457	142,601
Greif, Inc., Class B	758	37,059
UFP Technologies, Inc.*	986	36,876

		216,536

Metals & Mining (0.9%)
AK Steel Holding Corp.(x)*	46,478	127,815
Allegheny Technologies, Inc.*	18,516	473,454
Carpenter Technology Corp.	6,793	311,459
Century Aluminum Co.*	6,909	61,352
Cleveland-Cliffs, Inc.(x)	36,163	361,268
Coeur Mining, Inc.*	22,922	93,522
Commercial Metals Co.	17,177	293,383
Compass Minerals International, Inc.	448	24,358
Gold Resource Corp.	1,001	3,934
Haynes International, Inc.	1,779	58,405
Hecla Mining Co.	62,670	144,141
Kaiser Aluminum Corp.	1,152	120,649
Materion Corp.	2,955	168,612
Olympic Steel, Inc.	1,307	20,742
Ramaco Resources, Inc.*	111	644
Schnitzer Steel Industries, Inc., Class A	3,815	91,560
SunCoke Energy, Inc.*	9,607	81,563
Synalloy Corp.	1,205	18,316
TimkenSteel Corp.*	5,927	64,367
Universal Stainless & Alloy Products, Inc.*	1,249	20,696
Warrior Met Coal, Inc.	6,370	193,648
Wheaton Precious Metals Corp.	2,400	57,168
Worthington Industries, Inc.	514	19,182

		2,810,238

Paper & Forest Products (0.3%)
Boise Cascade Co.	378	10,115
Clearwater Paper Corp.*	2,334	45,466
Louisiana-Pacific Corp.	17,798	433,915
Neenah, Inc.	415	26,710
PH Glatfelter Co.	6,483	91,540
Schweitzer-Mauduit International, Inc.	3,693	142,993
Verso Corp., Class A*	4,725	101,210

		851,949

Total Materials		6,929,230

Real Estate (11.1%)
Equity Real Estate Investment Trusts (REITs) (6.5%)
Acadia Realty Trust (REIT)	11,906	324,677
Agree Realty Corp. (REIT)	4,947	343,025
Alexander & Baldwin, Inc. (REIT)	10,085	256,562
American Assets Trust, Inc. (REIT)	5,692	261,035
Armada Hoffler Properties, Inc. (REIT)	4,972	77,513
Ashford Hospitality Trust, Inc. (REIT)	12,671	60,187
Bluerock Residential Growth REIT, Inc. (REIT)	3,426	36,932
Braemar Hotels & Resorts, Inc. (REIT)	4,292	52,405
BRT Apartments Corp. (REIT)	1,265	17,558
CareTrust REIT, Inc. (REIT)	12,053	282,763
CatchMark Timber Trust, Inc. (REIT), Class A	7,269	71,382
CBL & Associates Properties, Inc. (REIT)(x)	25,599	39,678
Cedar Realty Trust, Inc. (REIT)	13,111	44,577
Chatham Lodging Trust (REIT)	6,796	130,755
Chesapeake Lodging Trust (REIT)	8,775	244,033
City Office REIT, Inc. (REIT)	4,652	52,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Community Healthcare Trust, Inc. (REIT)	2,588	$92,883
CoreCivic, Inc. (REIT)	17,514	340,647
CorEnergy Infrastructure Trust, Inc. (REIT)	1,797	66,040
CorePoint Lodging, Inc. (REIT)	6,093	68,059
Cousins Properties, Inc. (REIT)	61,826	597,239
DiamondRock Hospitality Co. (REIT)	30,583	331,214
Easterly Government Properties, Inc. (REIT)	6,730	121,207
Equity Commonwealth (REIT)	2,000	65,380
Equity LifeStyle Properties, Inc. (REIT)	19,000	2,171,700
Essential Properties Realty Trust, Inc. (REIT)	4,593	89,655
Farmland Partners, Inc. (REIT)(x)	4,531	28,998
First Industrial Realty Trust, Inc. (REIT)	14,285	505,118
Four Corners Property Trust, Inc. (REIT)	3,116	92,234
Franklin Street Properties Corp. (REIT)	15,161	109,008
Front Yard Residential Corp. (REIT)	7,364	68,264
GEO Group, Inc. (The) (REIT)	14,008	268,954
Getty Realty Corp. (REIT)	4,868	155,922
Gladstone Commercial Corp. (REIT)	4,193	87,089
Gladstone Land Corp. (REIT)(x)	1,916	24,237
Global Medical REIT, Inc. (REIT)	3,054	29,990
Global Net Lease, Inc. (REIT)	11,250	212,625
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	8,725	223,709
Healthcare Realty Trust, Inc. (REIT)	18,151	582,829
Hersha Hospitality Trust (REIT)	5,194	89,025
Independence Realty Trust, Inc. (REIT)	12,901	139,202
Industrial Logistics Properties Trust (REIT)	9,541	192,442
InfraREIT, Inc. (REIT)	6,522	136,766
Innovative Industrial Properties, Inc. (REIT)(x)	1,343	109,710
Investors Real Estate Trust (REIT)	1,778	106,520
iStar, Inc. (REIT)	9,512	80,091
Jernigan Capital, Inc. (REIT)	2,571	54,094
Kite Realty Group Trust (REIT)	12,246	195,814
Lexington Realty Trust (REIT)	31,290	283,487
LTC Properties, Inc. (REIT)	5,824	266,739
Mack-Cali Realty Corp. (REIT)	13,353	296,437
MedEquities Realty Trust, Inc. (REIT)	4,192	46,657
Monmouth Real Estate Investment Corp. (REIT)	11,010	145,112
National Health Investors, Inc. (REIT)	3,402	267,227
National Storage Affiliates Trust (REIT)	7,505	213,968
New Senior Investment Group, Inc. (REIT)	10,790	58,805
NexPoint Residential Trust, Inc. (REIT)	2,589	99,262
NorthStar Realty Europe Corp. (REIT)	6,519	113,170
Office Properties Income Trust (REIT)	7,031	194,337
One Liberty Properties, Inc. (REIT)	2,182	63,278
Pebblebrook Hotel Trust (REIT)	19,115	593,712
Pennsylvania REIT (REIT)(x)	5,065	31,859
Physicians Realty Trust (REIT)	26,904	506,064
Piedmont Office Realty Trust, Inc. (REIT), Class A	18,367	382,952
PotlatchDeltic Corp. (REIT)	9,771	369,246
Preferred Apartment Communities, Inc. (REIT), Class A	5,832	86,430
PS Business Parks, Inc. (REIT)	915	143,499
QTS Realty Trust, Inc. (REIT), Class A	4,049	182,165
Retail Opportunity Investments Corp. (REIT)	16,624	288,260
Rexford Industrial Realty, Inc. (REIT)	13,594	486,801
RLJ Lodging Trust (REIT)	25,624	450,214
RPT Realty (REIT)	11,720	140,757
Sabra Health Care REIT, Inc. (REIT)	26,220	510,503
Safehold, Inc. (REIT)(x)	1,181	25,758
Saul Centers, Inc. (REIT)	160	8,219
Seritage Growth Properties (REIT), Class A(x)	4,820	214,201
Spirit MTA REIT (REIT)	6,377	41,387
STAG Industrial, Inc. (REIT)	14,432	427,909
Summit Hotel Properties, Inc. (REIT)	15,256	174,071
Sunstone Hotel Investors, Inc. (REIT)	33,600	483,840
Terreno Realty Corp. (REIT)	8,822	370,877
Tier REIT, Inc. (REIT)	7,957	228,048
UMH Properties, Inc. (REIT)	772	10,870
Universal Health Realty Income Trust (REIT)	166	12,568
Urban Edge Properties (REIT)	13,526	256,994
Urstadt Biddle Properties, Inc. (REIT), Class A	4,375	90,300
Washington Prime Group, Inc. (REIT)(x)	27,547	155,641
Washington REIT (REIT)	11,505	326,512
Whitestone REIT (REIT)	5,658	68,009
Xenia Hotels & Resorts, Inc. (REIT)	16,621	364,166

		19,212,672

Real Estate Management & Development (4.6%)
Altisource Portfolio Solutions SA*	1,407	33,304
American Realty Investors, Inc.*	330	3,993
Consolidated-Tomoka Land Co.	408	24,092
Cushman & Wakefield plc*	1,797	31,987
DREAM Unlimited Corp., Class A	593,300	3,493,528
Forestar Group, Inc.*	1,450	25,071
FRP Holdings, Inc.*	879	41,814
Griffin Industrial Realty, Inc.	101	3,520
Howard Hughes Corp. (The)*	86,600	9,526,000
Kennedy-Wilson Holdings, Inc.	9,070	194,007
RE/MAX Holdings, Inc., Class A	2,592	99,896
St Joe Co. (The)*	5,027	82,895
Stratus Properties, Inc.*	900	23,769
Tejon Ranch Co.*	3,115	54,824
Transcontinental Realty Investors, Inc.(x)*	214	6,685

		13,645,385

Total Real Estate		32,858,057

Utilities (4.8%)
Electric Utilities (1.2%)
ALLETE, Inc.	7,542	620,179
El Paso Electric Co.	5,970	351,155
IDACORP, Inc.	7,436	740,179
MGE Energy, Inc.	5,112	347,463
Otter Tail Corp.	5,836	290,750
PNM Resources, Inc.	11,725	555,061
Portland General Electric Co.	13,074	677,756

		3,582,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (2.5%)
Chesapeake Utilities Corp.	2,085	$190,173
New Jersey Resources Corp.	11,895	592,252
Northwest Natural Holding Co.	4,228	277,484
ONE Gas, Inc.	7,645	680,634
RGC Resources, Inc.	1,078	28,578
Rubis SCA	72,000	3,926,843
South Jersey Industries, Inc.	11,496	368,677
Southwest Gas Holdings, Inc.	7,743	636,939
Spire, Inc.	7,253	596,849

		7,298,429

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	15,879	40,015
Clearway Energy, Inc., Class A	5,118	74,415
Clearway Energy, Inc., Class C	10,853	163,989
Ormat Technologies, Inc.	5,868	323,620
Pattern Energy Group, Inc., Class A	11,939	262,658
TerraForm Power, Inc., Class A	8,744	120,143

		984,840

Multi-Utilities (0.5%)
Avista Corp.	9,655	392,186
Black Hills Corp.	7,852	581,598
NorthWestern Corp.	7,381	519,696
Unitil Corp.	2,129	115,328

		1,608,808

Water Utilities (0.3%)
American States Water Co.	1,734	123,634
AquaVenture Holdings Ltd.*	1,598	30,921
Artesian Resources Corp., Class A	1,131	42,152
Cadiz, Inc.(x)*	3,224	31,208
California Water Service Group	6,503	352,983
Connecticut Water Service, Inc.	1,755	120,481
Consolidated Water Co. Ltd.	2,191	28,198
Middlesex Water Co.	325	18,197
Pure Cycle Corp.*	1,136	11,201
SJW Group	1,183	73,039
York Water Co. (The)	225	7,722

		839,736

Total Utilities		14,314,356

Total Common Stocks (95.5%) (Cost $213,737,441)		283,969,263

MASTER LIMITED PARTNERSHIP:
Industrials (3.1%)
Industrial Conglomerates (3.1%)
Icahn Enterprises LP (Cost $6,202,649)	129,300	9,374,250

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)* (Cost $—)	549	74

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $736,877, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $751,455.(xx)	736,721	736,721
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,100,446, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $2,142,449.(xx)	2,100,000	2,100,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $200,043, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $214,271.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $4,000,850, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $4,080,000.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		8,036,721

Total Short-Term Investments (2.7%) (Cost $8,036,722)		8,036,722

Total Investments in Securities (101.3%) (Cost $227,976,812)		301,380,309
Other Assets Less Liabilities (-1.3%)		(3,939,927)

Net Assets (100%)		$297,440,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $9,189,294. This was collateralized by $1,499,601 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $8,036,721 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Associated Capital Group, Inc., Class A(x)	189,912	6,708,215	—	(18,336)	—	823,040	7,512,919	—	—
PennyMac Financial Services, Inc.	936	19,899	—	—	—	918	20,817	—	—
PennyMac Mortgage Investment
Trust (REIT)	8,581	167,506	—	(8,261)	30	18,438	177,713	—	—

Total		6,895,620	—	(26,597)	30	842,396	7,711,449	—	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	25	6/2019	USD	1,929,750	(7,004)

					(7,004)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,808,078	$—	$—	$16,808,078
Consumer Discretionary	16,353,858	—	—	16,353,858
Consumer Staples	12,822,882	—	—	12,822,882
Energy	75,556,202	—	—	75,556,202
Financials	49,601,327	492,236	—	50,093,563
Health Care	6,077,338	—	—	6,077,338
Industrials	25,206,115	6,970,522	—	32,176,637
Information Technology	19,979,062	—	—	19,979,062
Materials	6,929,230	—	—	6,929,230
Real Estate	29,361,009	3,497,048	—	32,858,057
Utilities	10,387,513	3,926,843	—	14,314,356
Master Limited Partnerships
Industrials	9,374,250	—	—	9,374,250
Rights
Health Care	—	—	74	74
Short-Term Investments
Investment Company	1	—	—	1
Repurchase Agreements	—	8,036,721	—	8,036,721

Total Assets	$278,456,865	$22,923,370	$74	$301,380,309

Liabilities:
Futures	$(7,004)	$—	$—	$(7,004)

Total Liabilities	$(7,004)	$—	$—	$(7,004)

Total	$278,449,861	$22,923,370	$74	$301,373,305

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,013,938
Aggregate gross unrealized depreciation	(31,394,803)

Net unrealized appreciation	$76,619,135

Federal income tax cost of investments in securities and derivative instruments, if applicable	$224,754,170

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.5%)
Diversified Telecommunication Services (3.3%)
AT&T, Inc.	5,480	$171,853
BCE, Inc.	1,100	48,845
Deutsche Telekom AG (Registered)	5,600	92,939
Nippon Telegraph & Telephone Corp.	1,100	46,678
Singapore Telecommunications Ltd.	20,000	44,567
Swisscom AG (Registered)(x)	180	88,034
Telenor ASA	1,800	36,042
Telia Co. AB	12,000	54,145
Verizon Communications, Inc.	3,700	218,781

		801,884

Entertainment (0.9%)
Walt Disney Co. (The)	1,900	210,957

Interactive Media & Services (0.2%)
Alphabet, Inc., Class A*	50	58,844

Media (0.1%)
Omnicom Group, Inc.	500	36,495

Wireless Telecommunication Services (1.0%)
KDDI Corp.	2,500	53,799
NTT DOCOMO, Inc.	2,900	64,146
Rogers Communications, Inc., Class B	2,200	118,318

		236,263

Total Communication Services		1,344,443

Consumer Discretionary (7.9%)
Auto Components (0.2%)
Bridgestone Corp.	600	23,095
Stanley Electric Co. Ltd.	700	18,790

		41,885

Automobiles (0.2%)
Bayerische Motoren Werke AG	400	30,848
Suzuki Motor Corp.	400	17,678

		48,526

Hotels, Restaurants & Leisure (2.7%)
Compass Group plc	2,171	51,025
Darden Restaurants, Inc.	200	24,294
Domino’s Pizza, Inc.	100	25,810
Hilton Worldwide Holdings, Inc.	400	33,244
Marriott International, Inc., Class A	200	25,018
McDonald’s Corp.	1,300	246,870
Restaurant Brands International, Inc.	400	26,023
Starbucks Corp.	2,100	156,114
Yum! Brands, Inc.	800	79,848

		668,246

Household Durables (0.1%)
Sekisui Chemical Co. Ltd.	2,000	32,103

Multiline Retail (0.6%)
Dollar General Corp.	500	59,650
Target Corp.	600	48,156
Wesfarmers Ltd.	1,700	41,825

		149,631

Specialty Retail (3.0%)
AutoZone, Inc.*	100	102,412
Burlington Stores, Inc.*	100	15,668
Home Depot, Inc. (The)	900	172,701
Industria de Diseno Textil SA	2,400	70,536
Lowe’s Cos., Inc.	800	87,576
Nitori Holdings Co. Ltd.	100	12,902
O’Reilly Automotive, Inc.*	200	77,660
Ross Stores, Inc.	700	65,170
TJX Cos., Inc. (The)	2,600	138,346

		742,971

Textiles, Apparel & Luxury Goods (1.1%)
adidas AG	400	97,189
Gildan Activewear, Inc.	1,000	35,956
LVMH Moet Hennessy Louis Vuitton SE	200	73,564
VF Corp.	600	52,146

		258,855

Total Consumer Discretionary		1,942,217

Consumer Staples (14.2%)
Beverages (4.0%)
Brown-Forman Corp., Class B	500	26,390
Carlsberg A/S, Class B	200	24,978
Coca-Cola Co. (The)	6,200	290,532
Constellation Brands, Inc., Class A	300	52,599
Diageo plc	2,400	98,090
Heineken NV	900	94,981
Kirin Holdings Co. Ltd.	1,000	23,843
Monster Beverage Corp.*	500	27,290
PepsiCo, Inc.	2,300	281,865
Pernod Ricard SA	200	35,896
Suntory Beverage & Food Ltd.	700	32,843

		989,307

Food & Staples Retailing (2.8%)
Alimentation Couche-Tard, Inc., Class B	400	23,563
Costco Wholesale Corp.	900	217,926
George Weston Ltd.	400	28,762
Jeronimo Martins SGPS SA	1,800	26,552
Koninklijke Ahold Delhaize NV	1,000	26,613
Lawson, Inc.	400	22,160
Loblaw Cos. Ltd.	600	29,597
Metro, Inc.	700	25,772
Seven & i Holdings Co. Ltd.	900	33,911
Sysco Corp.	1,600	106,816
Walgreens Boots Alliance, Inc.	1,000	63,270
Walmart, Inc.	400	39,012
Woolworths Group Ltd.	2,300	49,647

		693,601

Food Products (2.5%)
General Mills, Inc.	2,200	113,850
Hershey Co. (The)	500	57,415
Hormel Foods Corp.	500	22,380
Kellogg Co.	1,000	57,380
McCormick & Co., Inc. (Non-Voting)	300	45,189
Mondelez International, Inc., Class A	2,800	139,776
Mowi ASA	1,400	31,246
Nestle SA (Registered)	1,500	142,958

		610,194

Household Products (2.7%)
Church & Dwight Co., Inc.	600	42,738
Clorox Co. (The)	300	48,138
Colgate-Palmolive Co.	2,200	150,788
Henkel AG & Co. KGaA (Preference)(q)	930	94,934
Procter & Gamble Co. (The)	3,000	312,150

		648,748

Personal Products (2.2%)
Beiersdorf AG	450	46,814
Estee Lauder Cos., Inc. (The), Class A	500	82,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kao Corp.	900	$70,795
L’Oreal SA	300	80,699
Unilever NV (CVA)	3,000	174,252
Unilever plc	1,400	80,140

		535,475

Total Consumer Staples		3,477,325

Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Caltex Australia Ltd.	1,300	24,193
Enagas SA	800	23,279
Eni SpA	2,100	37,111
Exxon Mobil Corp.	2,400	193,920
Galp Energia SGPS SA	2,000	32,037
Phillips 66	700	66,619
Snam SpA	6,000	30,819
TOTAL SA	1,400	77,769

Total Energy		485,747

Financials (18.2%)
Banks (7.3%)
Bank Hapoalim BM	6,000	39,691
Bank Leumi Le-Israel BM	6,000	39,162
Bank of America Corp.	1,900	52,421
Bank of Montreal	1,400	104,753
Bank of Nova Scotia (The)	1,900	101,146
BB&T Corp.	1,300	60,489
Canadian Imperial Bank of Commerce	1,100	86,923
Citizens Financial Group, Inc.	900	29,250
Commonwealth Bank of Australia	1,400	70,221
DNB ASA	2,000	36,823
First Republic Bank	300	30,138
Hang Seng Bank Ltd.	2,100	51,818
JPMorgan Chase & Co.	800	80,984
M&T Bank Corp.	200	31,404
Mizrahi Tefahot Bank Ltd.(x)	1,800	36,965
National Australia Bank Ltd.	1,700	30,503
National Bank of Canada	1,000	45,130
Oversea-Chinese Banking Corp. Ltd.	3,000	24,460
PNC Financial Services Group, Inc. (The)	800	98,128
Royal Bank of Canada	2,200	165,978
Skandinaviska Enskilda Banken AB, Class A(x)	5,000	43,281
SunTrust Banks, Inc.	900	53,325
Svenska Handelsbanken AB, Class A	6,000	63,309
Swedbank AB, Class A(x)	3,200	45,209
Toronto-Dominion Bank (The)	3,800	206,216
United Overseas Bank Ltd.	2,000	37,174
US Bancorp	2,500	120,475

		1,785,376

Capital Markets (3.6%)
Ameriprise Financial, Inc.	400	51,240
Bank of New York Mellon Corp. (The)	1,500	75,645
BlackRock, Inc.	200	85,474
Brookfield Asset Management, Inc., Class A	1,800	83,861
CME Group, Inc.	500	82,290
Deutsche Boerse AG	560	71,801
Hong Kong Exchanges & Clearing Ltd.	800	27,883
Intercontinental Exchange, Inc.	1,300	98,982
MSCI, Inc.	200	39,768
Nasdaq, Inc.	400	34,996
Northern Trust Corp.	700	63,287
S&P Global, Inc.	600	126,330
T. Rowe Price Group, Inc.	500	50,060

		891,617

Consumer Finance (0.4%)
Ally Financial, Inc.	1,200	32,988
American Express Co.	400	43,720
Discover Financial Services	400	28,464

		105,172

Insurance (6.9%)
Aflac, Inc.	1,200	60,000
Allianz SE (Registered)	650	144,573
Allstate Corp. (The)	1,300	122,434
Aon plc	600	102,420
Assicurazioni Generali SpA	2,400	44,421
Cincinnati Financial Corp.	300	25,770
Great-West Lifeco, Inc.	1,700	41,166
Hannover Rueck SE	180	25,845
Hartford Financial Services Group, Inc. (The)	700	34,804
Intact Financial Corp.	400	33,848
Legal & General Group plc	8,000	28,685
Loews Corp.	500	23,965
Marsh & McLennan Cos., Inc.	1,600	150,240
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	350	82,841
NN Group NV	600	24,923
Progressive Corp. (The)	1,800	129,762
Prudential Financial, Inc.	900	82,692
Reinsurance Group of America, Inc.	100	14,198
Sampo OYJ, Class A	1,900	86,127
Sompo Holdings, Inc.	500	18,488
Sun Life Financial, Inc.	3,000	115,254
Swiss Life Holding AG (Registered)*	80	35,230
Travelers Cos., Inc. (The)	600	82,296
Willis Towers Watson plc	500	87,825
Zurich Insurance Group AG	240	79,442

		1,677,249

Total Financials		4,459,414

Health Care (11.7%)
Biotechnology (0.5%)
AbbVie, Inc.	1,100	88,649
CSL Ltd.	300	41,525

		130,174

Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	400	31,976
Baxter International, Inc.	1,000	81,310
Coloplast A/S, Class B	300	32,915
Danaher Corp.	600	79,212
Edwards Lifesciences Corp.*	200	38,266
Hoya Corp.	500	32,974
IDEXX Laboratories, Inc.*	200	44,720
Intuitive Surgical, Inc.*	100	57,058
Koninklijke Philips NV	600	24,442
Medtronic plc	2,500	227,700
Stryker Corp.	700	138,264

		788,837

Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.	300	23,856
Anthem, Inc.	300	86,094
HCA Healthcare, Inc.	400	52,152
Ramsay Health Care Ltd.	600	27,415
UnitedHealth Group, Inc.	900	222,534

		412,051

Life Sciences Tools & Services (0.6%)
Mettler-Toledo International, Inc.*	100	72,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Thermo Fisher Scientific, Inc.	300	$82,116

		154,416

Pharmaceuticals (5.7%)
Astellas Pharma, Inc.	3,900	58,361
Chugai Pharmaceutical Co. Ltd.	300	20,599
Eli Lilly & Co.	1,300	168,688
GlaxoSmithKline plc	2,800	58,233
Johnson & Johnson	1,500	209,685
Merck & Co., Inc.	2,200	182,974
Merck KGaA	300	34,208
Novo Nordisk A/S, Class B	1,200	62,818
Otsuka Holdings Co. Ltd.	500	19,620
Pfizer, Inc.	5,700	242,079
Roche Holding AG	590	162,558
Shionogi & Co. Ltd.	500	30,912
Takeda Pharmaceutical Co. Ltd.	600	24,475
Zoetis, Inc.	1,200	120,804

		1,396,014

Total Health Care		2,881,492

Industrials (16.1%)
Aerospace & Defense (3.6%)
Boeing Co. (The)	300	114,426
CAE, Inc.	1,500	33,236
General Dynamics Corp.	600	101,568
Lockheed Martin Corp.	500	150,080
MTU Aero Engines AG	150	33,955
Northrop Grumman Corp.	500	134,800
Raytheon Co.	700	127,456
Safran SA	400	54,854
TransDigm Group, Inc.*	100	45,399
United Technologies Corp.	600	77,334

		873,108

Air Freight & Logistics (1.1%)
Deutsche Post AG (Registered)	800	26,025
Expeditors International of Washington, Inc.	1,100	83,490
FedEx Corp.	200	36,282
United Parcel Service, Inc., Class B	1,100	122,914

		268,711

Building Products (0.8%)
Allegion plc	300	27,213
Assa Abloy AB, Class B	1,600	34,539
Daikin Industries Ltd.	200	23,405
Geberit AG (Registered)	150	61,311
Johnson Controls International plc	600	22,164
Lennox International, Inc.	100	26,440

		195,072

Commercial Services & Supplies (1.3%)
Brambles Ltd.	4,300	35,906
Cintas Corp.	200	40,422
Copart, Inc.*	500	30,295
Dai Nippon Printing Co. Ltd.	1,000	23,883
Republic Services, Inc.	500	40,190
Secom Co. Ltd.	500	42,777
Waste Management, Inc.	1,000	103,910

		317,383

Construction & Engineering (0.5%)
Obayashi Corp.	2,000	20,103
Vinci SA	600	58,367
WSP Global, Inc.	600	32,789

		111,259

Electrical Equipment (0.5%)
Emerson Electric Co.	400	27,388
Legrand SA	300	20,077
Mitsubishi Electric Corp.	2,000	25,670
Nidec Corp.	200	25,309
Rockwell Automation, Inc.	200	35,092

		133,536

Industrial Conglomerates (1.5%)
3M Co.	800	166,224
Honeywell International, Inc.	900	143,028
Roper Technologies, Inc.	200	68,394

		377,646

Machinery (2.0%)
ANDRITZ AG(x)	500	21,448
Atlas Copco AB, Class A	1,800	48,333
Caterpillar, Inc.	400	54,196
Cummins, Inc.	200	31,574
Epiroc AB, Class A*	2,000	20,191
Hoshizaki Corp.	300	18,569
Illinois Tool Works, Inc.	600	86,118
Ingersoll-Rand plc	500	53,975
Kone OYJ, Class B	1,000	50,434
PACCAR, Inc.	800	54,512
Sandvik AB	2,000	32,482
Schindler Holding AG	120	24,874

		496,706

Marine (0.3%)
Kuehne + Nagel International AG (Registered)	450	61,732

Professional Services (1.4%)
Experian plc	1,000	27,078
Randstad NV	400	19,505
Recruit Holdings Co. Ltd.	1,000	28,521
SGS SA (Registered)	30	74,658
Thomson Reuters Corp.(x)	600	35,501
TransUnion	400	26,736
Verisk Analytics, Inc.	300	39,900
Wolters Kluwer NV	1,200	81,708

		333,607

Road & Rail (1.8%)
Canadian National Railway Co.	1,200	107,424
Canadian Pacific Railway Ltd.	200	41,208
DSV A/S	400	33,080
East Japan Railway Co.	600	57,818
Kintetsu Group Holdings Co. Ltd.	1,000	46,558
Odakyu Electric Railway Co. Ltd.	2,000	48,416
Tokyu Corp.	2,000	34,882
Union Pacific Corp.	500	83,600

		452,986

Trading Companies & Distributors (1.0%)
Fastenal Co.	800	51,448
Ferguson plc	568	36,131
ITOCHU Corp.	2,500	45,171
Marubeni Corp.	3,000	20,707
Mitsubishi Corp.(x)	1,100	30,510
Mitsui & Co. Ltd.	1,700	26,360
Sumitomo Corp.	2,200	30,391

		240,718

Transportation Infrastructure (0.3%)
Aena SME SA(m)	260	46,811
Sydney Airport	5,500	29,016

		75,827

Total Industrials		3,938,291

Information Technology (11.2%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	1,300	70,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (1.2%)
Amphenol Corp., Class A	800	$75,552
CDW Corp.	400	38,548
Hamamatsu Photonics KK	600	23,171
Hitachi Ltd.	600	19,408
Keyence Corp.	100	62,230
TE Connectivity Ltd.	800	64,600

		283,509

IT Services (4.5%)
Accenture plc, Class A	1,100	193,622
Amadeus IT Group SA	600	48,056
Automatic Data Processing, Inc.	1,100	175,714
Broadridge Financial Solutions, Inc.	300	31,107
CGI, Inc.*	800	54,997
Cognizant Technology Solutions Corp., Class A	1,000	72,450
Fidelity National Information Services, Inc.	600	67,860
Jack Henry & Associates, Inc.	300	41,622
Mastercard, Inc., Class A	600	141,270
NTT Data Corp.	2,300	25,339
Paychex, Inc.	700	56,140
Visa, Inc., Class A	1,300	203,047

		1,111,224

Semiconductors & Semiconductor Equipment (1.2%)
ASML Holding NV	300	56,267
Infineon Technologies AG	1,500	29,757
Intel Corp.	1,300	69,810
Texas Instruments, Inc.	1,300	137,891

		293,725

Software (2.9%)
Adobe, Inc.*	600	159,894
ANSYS, Inc.*	200	36,542
Cadence Design Systems, Inc.*	500	31,755
Citrix Systems, Inc.	300	29,898
Intuit, Inc.	500	130,705
Microsoft Corp.	600	70,764
Oracle Corp.	1,400	75,194
SAP SE	1,530	176,777

		711,529

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	900	170,955
Canon, Inc.	800	23,192
FUJIFILM Holdings Corp.	600	27,253
HP, Inc.	2,800	54,404

		275,804

Total Information Technology		2,745,978

Materials (2.0%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	300	57,288
Celanese Corp.	200	19,722
Chr Hansen Holding A/S	300	30,408
Ecolab, Inc.	800	141,232
Givaudan SA (Registered)	20	51,097
Koninklijke DSM NV	305	33,242
Novozymes A/S, Class B	400	18,391
PPG Industries, Inc.	400	45,148
Symrise AG	500	45,050

		441,578

Containers & Packaging (0.1%)
Amcor Ltd.	2,200	24,041

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	800	23,332

Total Materials		488,951

Real Estate (4.2%)
Equity Real Estate Investment Trusts (REITs) (3.5%)
Alexandria Real Estate Equities, Inc. (REIT)	200	28,512
AvalonBay Communities, Inc. (REIT)	500	100,365
CapitaLand Mall Trust (REIT)	22,000	38,635
Dexus (REIT)	3,100	28,043
Equity Residential (REIT)	700	52,724
Essex Property Trust, Inc. (REIT)	100	28,924
Goodman Group (REIT)	6,600	62,563
GPT Group (The) (REIT)	17,100	75,401
H&R REIT (REIT)(x)	1,500	26,277
Japan Retail Fund Investment Corp. (REIT)	13	26,122
Mirvac Group (REIT)	22,500	43,934
Public Storage (REIT)	300	65,334
Simon Property Group, Inc. (REIT)	800	145,768
Stockland (REIT)	14,700	40,185
Unibail-Rodamco-Westfield (REIT)(x)	160	26,229
Vornado Realty Trust (REIT)	300	20,232
Welltower, Inc. (REIT)	500	38,800

		848,048

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	700	34,615
Daito Trust Construction Co. Ltd.	200	27,844
Daiwa House Industry Co. Ltd.	1,000	31,751
First Capital Realty, Inc.	1,900	30,426
Mitsubishi Estate Co. Ltd.	2,000	36,191
Mitsui Fudosan Co. Ltd.	1,000	25,106

		185,933

Total Real Estate		1,033,981

Utilities (5.9%)
Electric Utilities (2.5%)
American Electric Power Co., Inc.	400	33,500
Chubu Electric Power Co., Inc.	3,900	60,824
CLP Holdings Ltd.	2,500	28,981
Enel SpA	17,000	108,774
Entergy Corp.	600	57,378
Eversource Energy	1,300	92,235
Iberdrola SA	15,000	131,682
Red Electrica Corp. SA	3,000	63,940
Terna Rete Elettrica Nazionale SpA	6,000	38,014

		615,328

Gas Utilities (0.9%)
Atmos Energy Corp.	600	61,758
Hong Kong & China Gas Co. Ltd.	19,360	46,415
Naturgy Energy Group SA	800	22,372
Tokyo Gas Co. Ltd.	2,000	54,020
UGI Corp.	600	33,252

		217,817

Multi-Utilities (2.0%)
CenterPoint Energy, Inc.	1,800	55,260
CMS Energy Corp.	1,300	72,202
Consolidated Edison, Inc.	1,100	93,291
E.ON SE	5,000	55,594
National Grid plc	3,500	38,784
Public Service Enterprise Group, Inc.	1,400	83,174
Sempra Energy	700	88,102

		486,407

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.5%)
American Water Works Co., Inc.	900	$93,834
Severn Trent plc	1,200	30,884

		124,718

Total Utilities		1,444,270

Total Common Stocks (98.9%) (Cost $20,506,279)		24,242,109

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $211,022, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $215,197.(xx)	$210,977	210,977
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $6,387, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $6,842.(xx)	6,386	6,386

Total Repurchase Agreements		217,363

Total Short-Term Investments (0.9%) (Cost $217,364)		217,364

Total Investments in Securities (99.8%) (Cost $20,723,643)		24,459,473
Other Assets Less Liabilities (0.2%)		59,647

Net Assets (100%)		$24,519,120

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $46,811 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $287,866. This was collateralized by $91,095 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 4/4/19-8/15/47 and by cash of $217,363 which was subsequently invested in joint repurchase agreements.

Glossary:

CVA — Dutch Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.6%
Austria	0.1
Canada	6.9
Denmark	0.8
Finland	0.7
France	1.7
Germany	4.4
Hong Kong	0.6
Israel	0.5
Italy	1.1
Japan	6.7
Netherlands	1.5
Norway	0.4
Portugal	0.2
Singapore	0.6
Spain	1.7
Sweden	1.4
Switzerland	3.2
United Kingdom	2.4
United States	62.3
Cash and Other	0.2

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$864,093	$480,350	$—	$1,344,443
Consumer Discretionary	1,472,662	469,555	—	1,942,217
Consumer Staples	2,285,973	1,191,352	—	3,477,325
Energy	260,539	225,208	—	485,747
Financials	3,270,539	1,188,875	—	4,459,414
Health Care	2,250,437	631,055	—	2,881,492
Industrials	2,456,726	1,481,565	—	3,938,291
Information Technology	2,254,528	491,450	—	2,745,978
Materials	263,390	225,561	—	488,951
Real Estate	571,977	462,004	—	1,033,981
Utilities	763,986	680,284	—	1,444,270
Short-Term Investments
Investment Company	1	—	—	1
Repurchase Agreements	—	217,363	—	217,363

Total Assets	$16,714,851	$7,744,622	$—	$24,459,473

Total Liabilities	$—	$—	$—	$—

Total	$16,714,851	$7,744,622	$—	$24,459,473

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,192,807
Aggregate gross unrealized depreciation	(472,892)

Net unrealized appreciation	$3,719,915

Federal income tax cost of investments in securities and derivative instruments, if applicable	$20,739,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.0%)
Diversified Telecommunication Services (2.0%)
CenturyLink, Inc.	12,327	$147,801
Cincinnati Bell, Inc.*	550	5,247
Verizon Communications, Inc.	52,579	3,108,996

		3,262,044

Entertainment (2.8%)
Netflix, Inc.*	5,549	1,978,551
Walt Disney Co. (The)	22,883	2,540,700

		4,519,251

Interactive Media & Services (8.8%)
Alphabet, Inc., Class A*	3,804	4,476,890
Alphabet, Inc., Class C*	4,004	4,697,933
Facebook, Inc., Class A*	30,570	5,095,713

		14,270,536

Media (0.4%)
Discovery, Inc., Class A(x)*	1,961	52,986
Discovery, Inc., Class C*	3,917	99,570
John Wiley & Sons, Inc., Class A	592	26,178
Liberty Global plc, Class A*	2,351	58,587
Liberty Global plc, Class C*	6,474	156,735
New York Times Co. (The), Class A(x)	1,649	54,170
Omnicom Group, Inc.	2,846	207,730
Scholastic Corp.	385	15,308

		671,264

Wireless Telecommunication Services (0.0%)
Sprint Corp.(x)*	10,308	58,240

Total Communication Services		22,781,335

Consumer Discretionary (9.3%)
Auto Components (0.3%)
Aptiv plc	3,340	265,496
Autoliv, Inc.	1,102	81,030
BorgWarner, Inc.	2,668	102,478

		449,004

Automobiles (0.3%)
Harley-Davidson, Inc.	2,059	73,424
Tesla, Inc.(x)*	1,634	457,291

		530,715

Distributors (0.1%)
LKQ Corp.*	4,190	118,912
Pool Corp.	509	83,970

		202,882

Hotels, Restaurants & Leisure (2.9%)
Aramark	3,127	92,403
Choice Hotels International, Inc.	457	35,527
Darden Restaurants, Inc.	1,574	191,194
Domino’s Pizza, Inc.	501	129,308
Hilton Worldwide Holdings, Inc.	3,580	297,534
Jack in the Box, Inc.	338	27,398
Marriott International, Inc., Class A	3,717	464,960
McDonald’s Corp.	9,816	1,864,058
Royal Caribbean Cruises Ltd.	2,121	243,109
Starbucks Corp.	15,738	1,169,963
Vail Resorts, Inc.	513	111,475

		4,626,929

Household Durables (0.3%)
Ethan Allen Interiors, Inc.	363	6,944
Garmin Ltd.	1,436	123,999
La-Z-Boy, Inc.	604	19,926
Meritage Homes Corp.*	499	22,310
Mohawk Industries, Inc.*	799	100,794
Newell Brands, Inc.	5,919	90,798
Tupperware Brands Corp.	647	16,550
Whirlpool Corp.	808	107,375

		488,696

Internet & Direct Marketing Retail (0.7%)
Booking Holdings, Inc.*	590	1,029,497
Shutterfly, Inc.*	395	16,053

		1,045,550

Leisure Products (0.1%)
Callaway Golf Co.	1,197	19,068
Hasbro, Inc.	1,577	134,077
Mattel, Inc.(x)*	4,375	56,875

		210,020

Multiline Retail (0.1%)
Kohl’s Corp.	2,109	145,036
Nordstrom, Inc.	1,494	66,304

		211,340

Specialty Retail (3.1%)
AutoNation, Inc.*	713	25,468
Best Buy Co., Inc.	3,128	222,276
Buckle, Inc. (The)(x)	424	7,937
Caleres, Inc.	572	14,123
CarMax, Inc.*	2,210	154,258
Foot Locker, Inc.	1,456	88,234
GameStop Corp., Class A(x)	1,372	13,939
Gap, Inc. (The)	2,890	75,660
Home Depot, Inc. (The)	14,379	2,759,186
Lowe’s Cos., Inc.	10,225	1,119,331
Office Depot, Inc.	6,475	23,504
Signet Jewelers Ltd.	653	17,735
Tiffany & Co.	1,389	146,609
Tractor Supply Co.	1,546	151,137
Ulta Beauty, Inc.*	720	251,086

		5,070,483

Textiles, Apparel & Luxury Goods (1.4%)
Capri Holdings Ltd.*	1,902	87,017
Columbia Sportswear Co.	386	40,213
Deckers Outdoor Corp.*	332	48,801
Hanesbrands, Inc.	4,572	81,747
NIKE, Inc., Class B	16,208	1,364,876
PVH Corp.	1,011	123,291
Under Armour, Inc., Class A*	2,388	50,482
Under Armour, Inc., Class C*	2,440	46,043
VF Corp.	4,277	371,714
Wolverine World Wide, Inc.	1,225	43,769

		2,257,953

Total Consumer Discretionary		15,093,572

Consumer Staples (7.1%)
Beverages (1.5%)
Coca-Cola Co. (The)	51,458	2,411,322

Food & Staples Retailing (0.4%)
Kroger Co. (The)	10,294	253,232
Sysco Corp.	6,264	418,185
United Natural Foods, Inc.*	686	9,069

		680,486

Food Products (1.9%)
Archer-Daniels-Midland Co.	7,109	306,611
Bunge Ltd.	1,787	94,836

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Campbell Soup Co.(x)	2,287	$87,203
Darling Ingredients, Inc.*	2,081	45,054
General Mills, Inc.	7,564	391,437
Hain Celestial Group, Inc. (The)(x)*	1,188	27,466
Hormel Foods Corp.(x)	3,721	166,552
Ingredion, Inc.	894	84,653
JM Smucker Co. (The)	1,442	167,993
Kellogg Co.	3,302	189,469
Kraft Heinz Co. (The)	7,723	252,156
Lamb Weston Holdings, Inc.	1,857	139,164
McCormick & Co., Inc. (Non-Voting)	1,578	237,694
Mondelez International, Inc., Class A	18,540	925,517

		3,115,805

Household Products (3.0%)
Clorox Co. (The)	1,650	264,759
Colgate-Palmolive Co.	10,453	716,449
Kimberly-Clark Corp.	4,393	544,293
Procter & Gamble Co. (The)	31,712	3,299,633

		4,825,134

Personal Products (0.3%)
Avon Products, Inc.*	5,249	15,432
Estee Lauder Cos., Inc. (The), Class A	2,790	461,884

		477,316

Total Consumer Staples		11,510,063

Energy (3.8%)
Energy Equipment & Services (0.8%)
Baker Hughes a GE Co.	6,515	180,596
Core Laboratories NV(x)	556	38,325
National Oilwell Varco, Inc.	4,859	129,444
Schlumberger Ltd.	17,679	770,274
TechnipFMC plc	5,451	128,207

		1,246,846

Oil, Gas & Consumable Fuels (3.0%)
Apache Corp.	4,816	166,923
ConocoPhillips	14,675	979,409
Denbury Resources, Inc.*	5,843	11,978
Devon Energy Corp.	5,942	187,530
EQT Corp.	3,349	69,458
Hess Corp.	3,383	203,758
Marathon Oil Corp.	10,549	176,274
Marathon Petroleum Corp.	8,764	524,525
Noble Energy, Inc.	6,087	150,532
Occidental Petroleum Corp.	9,650	638,830
ONEOK, Inc.	5,288	369,314
Phillips 66	5,557	528,860
Pioneer Natural Resources Co.	2,162	329,229
QEP Resources, Inc.*	3,066	23,884
Southwestern Energy Co.*	7,556	35,438
Valero Energy Corp.	5,383	456,640

		4,852,582

Total Energy		6,099,428

Financials (9.1%)
Banks (1.9%)
Bank of Hawaii Corp.	524	41,328
BB&T Corp.	9,776	454,877
Cathay General Bancorp	996	33,774
CIT Group, Inc.	1,339	64,232
Citizens Financial Group, Inc.	5,932	192,790
Comerica, Inc.	2,052	150,453
First Republic Bank	2,142	215,185
Heartland Financial USA, Inc.	381	16,250
International Bancshares Corp.	722	27,458
KeyCorp	13,134	206,860
M&T Bank Corp.	1,694	265,992
Old National Bancorp	2,016	33,062
People’s United Financial, Inc.	4,811	79,093
PNC Financial Services Group, Inc. (The)‡	5,854	718,052
Regions Financial Corp.	13,119	185,634
Signature Bank	702	89,905
SVB Financial Group*	676	150,315
Umpqua Holdings Corp.	2,808	46,332
Zions Bancorp NA	2,450	111,255

		3,082,847

Capital Markets (3.7%)
Ameriprise Financial, Inc.	1,770	226,737
Bank of New York Mellon Corp. (The)	12,543	632,544
BlackRock, Inc.‡	1,501	641,482
Charles Schwab Corp. (The)	15,532	664,148
CME Group, Inc.	4,539	747,029
FactSet Research Systems, Inc.	483	119,914
Franklin Resources, Inc.	3,904	129,379
Intercontinental Exchange, Inc.	7,226	550,188
Invesco Ltd.	5,201	100,431
Legg Mason, Inc.	1,074	29,395
Moody’s Corp.	2,188	396,225
Northern Trust Corp.	2,721	246,006
S&P Global, Inc.	3,183	670,181
State Street Corp.	4,814	316,809
T. Rowe Price Group, Inc.	3,101	310,472
TD Ameritrade Holding Corp.	3,567	178,314

		5,959,254

Consumer Finance (0.7%)
Ally Financial, Inc.	5,407	148,639
American Express Co.	9,211	1,006,762

		1,155,401

Diversified Financial Services (0.1%)
Voya Financial, Inc.	1,971	98,471

Insurance (2.7%)
Allstate Corp. (The)	4,373	411,849
Arthur J Gallagher & Co.	2,336	182,442
Chubb Ltd.	5,846	818,908
Hartford Financial Services Group, Inc. (The)	4,557	226,574
Loews Corp.	3,483	166,940
Marsh & McLennan Cos., Inc.	6,390	600,021
Principal Financial Group, Inc.	3,589	180,132
Progressive Corp. (The)	7,397	533,250
Prudential Financial, Inc.	5,291	486,137
Travelers Cos., Inc. (The)	3,395	465,658
Willis Towers Watson plc	1,650	289,822

		4,361,733

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	6,228	72,058

Total Financials		14,729,764

Health Care (11.1%)
Biotechnology (3.9%)
AbbVie, Inc.	19,142	1,542,654
Amgen, Inc.	8,110	1,540,738
Biogen, Inc.*	2,556	604,187
BioMarin Pharmaceutical, Inc.*	2,312	205,375
Celgene Corp.*	8,925	841,984
Gilead Sciences, Inc.	16,411	1,066,879
Vertex Pharmaceuticals, Inc.*	3,268	601,149

		6,402,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (1.8%)
ABIOMED, Inc.*	543	$155,075
Align Technology, Inc.*	964	274,094
Becton Dickinson and Co.	3,403	849,831
Cooper Cos., Inc. (The)	624	184,810
Dentsply Sirona, Inc.	2,823	139,993
Edwards Lifesciences Corp.*	2,652	507,407
Hologic, Inc.*	3,659	177,096
IDEXX Laboratories, Inc.*	1,116	249,538
ResMed, Inc.	1,808	187,978
Varian Medical Systems, Inc.*	1,156	163,828

		2,889,650

Health Care Providers & Services (1.8%)
AmerisourceBergen Corp.	2,015	160,233
Cardinal Health, Inc.	3,778	181,911
Centene Corp.*	5,302	281,536
Cigna Corp.	4,825	775,957
HCA Healthcare, Inc.	3,531	460,372
Henry Schein, Inc.*	1,934	116,253
Humana, Inc.	1,740	462,840
Laboratory Corp. of America Holdings*	1,279	195,661
MEDNAX, Inc.*	1,124	30,539
Patterson Cos., Inc.	1,097	23,969
Quest Diagnostics, Inc.	1,724	155,022
Select Medical Holdings Corp.*	1,343	18,923

		2,863,216

Health Care Technology (0.1%)
Cerner Corp.*	3,763	215,281

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	4,044	325,057
Bio-Techne Corp.	479	95,105
IQVIA Holdings, Inc.*	2,030	292,016
Mettler-Toledo International, Inc.*	318	229,914
Waters Corp.*	962	242,145

		1,184,237

Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co.	20,806	992,654
Jazz Pharmaceuticals plc*	764	109,214
Merck & Co., Inc.	33,092	2,752,261
Zoetis, Inc.	6,095	613,584

		4,467,713

Total Health Care		18,023,063

Industrials (9.9%)
Aerospace & Defense (0.1%)
Spirit AeroSystems Holdings, Inc., Class A	1,346	123,200
Wesco Aircraft Holdings, Inc.*	775	6,812

		130,012

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	1,741	151,450
Echo Global Logistics, Inc.*	383	9,491
Expeditors International of Washington, Inc.	2,188	166,069
United Parcel Service, Inc., Class B	8,819	985,435

		1,312,445

Airlines (0.1%)
Delta Air Lines, Inc.	2,173	112,235
Southwest Airlines Co.	1,783	92,556

		204,791

Building Products (0.7%)
Allegion plc	1,207	109,487
AO Smith Corp.	1,821	97,096
Builders FirstSource, Inc.*	1,527	20,370
Fortune Brands Home & Security, Inc.	1,785	84,984
Johnson Controls International plc	11,722	433,010
Lennox International, Inc.	460	121,624
Masco Corp.	3,875	152,326
Owens Corning	1,382	65,120

		1,084,017

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,279	10,948
Copart, Inc.*	2,671	161,836
Deluxe Corp.	572	25,008
HNI Corp.	513	18,617
Interface, Inc.	734	11,245
Knoll, Inc.	630	11,913
RR Donnelley & Sons Co.	1,015	4,791
Steelcase, Inc., Class A	1,148	16,703
Team, Inc.(x)*	405	7,087
Tetra Tech, Inc.	698	41,594

		309,742

Construction & Engineering (0.1%)
EMCOR Group, Inc.	725	52,983
Granite Construction, Inc.	585	25,243
Quanta Services, Inc.	1,851	69,856

		148,082

Electrical Equipment (0.5%)
Acuity Brands, Inc.	508	60,965
Eaton Corp. plc	5,558	447,752
Rockwell Automation, Inc.	1,531	268,629
Sensata Technologies Holding plc*	2,082	93,732

		871,078

Industrial Conglomerates (1.2%)
3M Co.	7,413	1,540,273
Roper Technologies, Inc.	1,312	448,665

		1,988,938

Machinery (3.2%)
AGCO Corp.	837	58,213
Caterpillar, Inc.	7,523	1,019,291
Cummins, Inc.	1,934	305,321
Deere & Co.	3,877	619,700
Dover Corp.	1,856	174,093
Flowserve Corp.	1,658	74,842
Fortive Corp.	3,816	320,124
Graco, Inc.	2,110	104,487
Illinois Tool Works, Inc.	3,822	548,572
Ingersoll-Rand plc	3,116	336,372
Lincoln Electric Holdings, Inc.	770	64,580
Meritor, Inc.*	995	20,248
Middleby Corp. (The)*	707	91,931
PACCAR, Inc.	4,431	301,928
Parker-Hannifin Corp.	1,678	287,978
Snap-on, Inc.	711	111,286
Stanley Black & Decker, Inc.	1,916	260,902
Tennant Co.	227	14,095
Timken Co. (The)	873	38,080
WABCO Holdings, Inc.*	660	87,008
Wabtec Corp.	1,793	132,180
Xylem, Inc.	2,339	184,875

		5,156,106

Professional Services (0.5%)
ASGN, Inc.*	657	41,713
Exponent, Inc.	670	38,673
Heidrick & Struggles International, Inc.	257	9,851
ICF International, Inc.	240	18,259
IHS Markit Ltd.*	5,085	276,522
Kelly Services, Inc., Class A	381	8,405
ManpowerGroup, Inc.	780	64,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Navigant Consulting, Inc.	556	$10,825
Resources Connection, Inc.	406	6,715
Robert Half International, Inc.	1,539	100,281
TransUnion	2,346	156,807
TrueBlue, Inc.*	492	11,631

		744,180

Road & Rail (2.1%)
AMERCO	111	41,238
ArcBest Corp.	356	10,961
Avis Budget Group, Inc.*	791	27,574
CSX Corp.	10,177	761,443
Genesee & Wyoming, Inc., Class A*	790	68,841
Hertz Global Holdings, Inc.*	608	10,561
Kansas City Southern	1,330	154,254
Norfolk Southern Corp.	3,455	645,705
Ryder System, Inc.	667	41,347
Union Pacific Corp.	9,382	1,568,670

		3,330,594

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,280	43,968
Applied Industrial Technologies, Inc.	503	29,913
Fastenal Co.	3,642	234,217
H&E Equipment Services, Inc.	391	9,818
HD Supply Holdings, Inc.*	2,216	96,064
United Rentals, Inc.*	1,028	117,449
WW Grainger, Inc.	607	182,665

		714,094

Total Industrials		15,994,079

Information Technology (26.8%)
Communications Equipment (2.2%)
Cisco Systems, Inc.	57,239	3,090,334
CommScope Holding Co., Inc.*	2,432	52,847
F5 Networks, Inc.*	770	120,836
Motorola Solutions, Inc.	2,077	291,652
Plantronics, Inc.	435	20,058

		3,575,727

Electronic Equipment, Instruments & Components (0.8%)
Cognex Corp.	2,185	111,129
Corning, Inc.	10,154	336,098
Flex Ltd.*	6,683	66,830
Itron, Inc.*	463	21,599
Keysight Technologies, Inc.*	2,378	207,362
TE Connectivity Ltd.	4,411	356,188
Trimble, Inc.*	3,186	128,714

		1,227,920

IT Services (6.9%)
Accenture plc, Class A	8,130	1,431,043
Automatic Data Processing, Inc.	5,553	887,036
Cognizant Technology Solutions Corp., Class A	7,345	532,145
FleetCor Technologies, Inc.*	1,126	277,660
International Business Machines Corp.	11,567	1,632,104
Mastercard, Inc., Class A	11,701	2,755,000
Visa, Inc., Class A	22,410	3,500,218
Western Union Co. (The)	5,610	103,617

		11,118,823

Semiconductors & Semiconductor Equipment (4.8%)
Advanced Micro Devices, Inc.*	12,049	307,491
Analog Devices, Inc.	4,742	499,190
Applied Materials, Inc.	12,593	499,438
Intel Corp.	58,067	3,118,198
Lam Research Corp.	1,969	352,471
Microchip Technology, Inc.(x)	3,000	248,880
NVIDIA Corp.	7,378	1,324,794
Skyworks Solutions, Inc.	2,252	185,745
Texas Instruments, Inc.	12,230	1,297,236

		7,833,443

Software (11.6%)
Adobe, Inc.*	6,215	1,656,235
ANSYS, Inc.*	1,060	193,673
Autodesk, Inc.*	2,773	432,089
Cadence Design Systems, Inc.*	3,582	227,493
Citrix Systems, Inc.	1,709	170,319
Fortinet, Inc.*	1,838	154,337
Intuit, Inc.	3,128	817,690
Microsoft Corp.	92,809	10,945,893
Oracle Corp.	33,643	1,806,966
salesforce.com, Inc.*	9,740	1,542,524
Symantec Corp.	8,315	191,162
Teradata Corp.*	1,499	65,431
VMware, Inc., Class A	1,046	188,813
Workday, Inc., Class A*	1,890	364,487

		18,757,112

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C*	1,953	114,621
Hewlett Packard Enterprise Co.	18,673	288,124
HP, Inc.	20,074	390,038
Xerox Corp.	2,720	86,986

		879,769

Total Information Technology		43,392,794

Materials (2.9%)
Chemicals (2.3%)
Air Products & Chemicals, Inc.	2,785	531,823
Albemarle Corp.	1,347	110,427
Axalta Coating Systems Ltd.*	2,723	68,647
Ecolab, Inc.	3,298	582,229
HB Fuller Co.	654	31,810
International Flavors & Fragrances, Inc.	1,082	139,351
Linde plc	6,991	1,229,927
Minerals Technologies, Inc.	449	26,397
Mosaic Co. (The)	4,644	126,828
PPG Industries, Inc.	3,045	343,689
Sherwin-Williams Co. (The)	1,080	465,167

		3,656,295

Containers & Packaging (0.3%)
Avery Dennison Corp.	1,100	124,300
Ball Corp.	4,091	236,705
Sealed Air Corp.	1,993	91,798
Sonoco Products Co.	1,267	77,958

		530,761

Metals & Mining (0.3%)
Compass Minerals International, Inc.	427	23,216
Newmont Mining Corp.	6,748	241,376
Nucor Corp.	4,079	238,010
Schnitzer Steel Industries, Inc., Class A	317	7,608

		510,210

Paper & Forest Products (0.0%)
Domtar Corp.	788	39,124

Total Materials		4,736,390

Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
American Tower Corp. (REIT)	5,613	1,106,098
AvalonBay Communities, Inc. (REIT)	1,753	351,880
Boston Properties, Inc. (REIT)	1,961	262,539
Corporate Office Properties Trust (REIT)	1,347	36,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Digital Realty Trust, Inc. (REIT)	2,658	$316,302
Duke Realty Corp. (REIT)	4,543	138,925
Equinix, Inc. (REIT)	1,020	462,223
Equity Residential (REIT)	4,676	352,196
Federal Realty Investment Trust (REIT)	971	133,852
HCP, Inc. (REIT)	6,110	191,243
Host Hotels & Resorts, Inc. (REIT)	9,415	177,943
Iron Mountain, Inc. (REIT)	3,446	122,195
Liberty Property Trust (REIT)	1,873	90,691
Macerich Co. (The) (REIT)	1,334	57,829
PotlatchDeltic Corp. (REIT)	798	30,156
Prologis, Inc. (REIT)	7,986	574,593
SBA Communications Corp. (REIT)*	1,439	287,311
Simon Property Group, Inc. (REIT)	3,924	714,992
UDR, Inc. (REIT)	3,510	159,565
Vornado Realty Trust (REIT)	2,169	146,277
Weyerhaeuser Co. (REIT)	9,501	250,256

		5,963,839

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	4,110	203,240
Jones Lang LaSalle, Inc.	578	89,116
Realogy Holdings Corp.(x)	1,538	17,533

		309,889

Total Real Estate		6,273,728

Utilities (1.9%)
Electric Utilities (0.4%)
Alliant Energy Corp.	2,998	141,296
Eversource Energy	4,025	285,574
PPL Corp.	9,133	289,881

		716,751

Gas Utilities (0.1%)
New Jersey Resources Corp.	1,106	55,068
Northwest Natural Holding Co.	381	25,005
UGI Corp.	2,203	122,090

		202,163

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	8,406	151,980
Ormat Technologies, Inc.	477	26,307

		178,287

Multi-Utilities (1.1%)
Avista Corp.	836	33,958
CenterPoint Energy, Inc.	6,363	195,344
CMS Energy Corp.	3,684	204,610
Consolidated Edison, Inc.	3,951	335,084
MDU Resources Group, Inc.	2,347	60,623
NiSource, Inc.	4,719	135,247
Sempra Energy	3,472	436,986
WEC Energy Group, Inc.	4,015	317,506

		1,719,358

Water Utilities (0.2%)
American Water Works Co., Inc.	2,341	244,072

Total Utilities		3,060,631

Total Common Stocks (99.8%) (Cost $109,863,748)		161,694,847

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $305,694, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $311,742.(xx)	$305,629	305,629
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $11,668, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $12,498.(xx)	11,666	11,666

Total Repurchase Agreements		317,295

Total Short-Term Investments (0.2%) (Cost $317,295)		317,295

Total Investments in Securities (100.0%) (Cost $110,181,043)		162,012,142
Other Assets Less Liabilities (0.0%)		12,118

Net Assets (100%)		$162,024,260

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $780,734. This was collateralized by $480,225 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $317,295 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,501	620,656	11,167	(46,946)	2,959	53,646	641,482	4,953	—
PNC Financial Services Group, Inc. (The)	5,854	716,307	12,925	(47,696)	4,032	32,484	718,052	5,862	—

Total		1,336,963	24,092	(94,642)	6,991	86,130	1,359,534	10,815	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$22,781,335	$—	$—	$22,781,335
Consumer Discretionary	15,093,572	—	—	15,093,572
Consumer Staples	11,510,063	—	—	11,510,063
Energy	6,099,428	—	—	6,099,428
Financials	14,729,764	—	—	14,729,764
Health Care	18,023,063	—	—	18,023,063
Industrials	15,994,079	—	—	15,994,079
Information Technology	43,392,794	—	—	43,392,794
Materials	4,736,390	—	—	4,736,390
Real Estate	6,273,728	—	—	6,273,728
Utilities	3,060,631	—	—	3,060,631
Short-Term Investments
Repurchase Agreements	—	317,295	—	317,295

Total Assets	$161,694,847	$317,295	$—	$162,012,142

Total Liabilities	$—	$—	$—	$—

Total	$161,694,847	$317,295	$—	$162,012,142

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,683,465
Aggregate gross unrealized depreciation	(4,792,897)

Net unrealized appreciation	$51,890,568

Federal income tax cost of investments in securities and derivative instruments, if applicable	$110,121,574

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.0%)
Grupo Financiero Galicia SA (ADR)	34,229	$873,524

Australia (2.3%)
AGL Energy Ltd.	28,685	443,407
Alumina Ltd.	112,988	194,150
Amcor Ltd.	50,979	557,082
AMP Ltd.	126,888	189,203
APA Group	53,426	378,593
Aristocrat Leisure Ltd.	25,605	445,612
ASX Ltd.	8,414	417,249
Aurizon Holdings Ltd.	86,208	278,515
AusNet Services	94,941	119,658
Australia & New Zealand Banking Group Ltd.	126,175	2,332,042
Bank of Queensland Ltd.	18,638	120,429
Bendigo & Adelaide Bank Ltd.	19,995	137,431
BHP Group Ltd.	129,341	3,534,867
BHP Group plc	92,629	2,230,237
BlueScope Steel Ltd.	23,279	230,583
Boral Ltd.(x)	54,112	176,358
Brambles Ltd.	71,185	594,408
Caltex Australia Ltd.	12,038	224,032
Challenger Ltd.	24,714	145,299
CIMIC Group Ltd.	4,334	148,513
Coca-Cola Amatil Ltd.	21,916	134,607
Cochlear Ltd.	2,445	300,827
Coles Group Ltd.*	50,518	425,063
Commonwealth Bank of Australia	77,271	3,875,753
Computershare Ltd.(x)	21,194	257,034
Crown Resorts Ltd.	15,224	124,421
CSL Ltd.	19,864	2,749,518
Dexus (REIT)	46,429	419,998
Domino’s Pizza Enterprises Ltd.(x)	2,423	74,702
Flight Centre Travel Group Ltd.	2,751	82,138
Fortescue Metals Group Ltd.	71,195	359,425
Goodman Group (REIT)	71,378	676,604
GPT Group (The) (REIT)	76,560	337,584
Harvey Norman Holdings Ltd.(x)	22,630	64,595
Incitec Pivot Ltd.	75,376	166,985
Insurance Australia Group Ltd.	103,932	566,760
Lendlease Group	26,590	233,737
Macquarie Group Ltd.	14,060	1,292,039
Medibank Pvt Ltd.	128,820	252,453
Mirvac Group (REIT)	170,060	332,066
National Australia Bank Ltd.	119,700	2,147,773
Newcrest Mining Ltd.	33,854	613,210
Oil Search Ltd.	60,068	334,813
Orica Ltd.	17,934	224,501
Origin Energy Ltd.	77,147	394,403
QBE Insurance Group Ltd.	59,072	516,332
Ramsay Health Care Ltd.	6,034	275,704
REA Group Ltd.	2,216	117,538
Rio Tinto Ltd.	16,538	1,149,738
Rio Tinto plc	51,527	2,993,837
Santos Ltd.	76,566	371,318
Scentre Group (REIT)	233,536	681,529
SEEK Ltd.	13,737	171,084
Sonic Healthcare Ltd.	16,946	295,518
South32 Ltd.	227,253	601,877
Stockland (REIT)	105,963	289,670
Suncorp Group Ltd.	56,561	553,420
Sydney Airport	46,082	243,113
Tabcorp Holdings Ltd.	85,875	281,707
Telstra Corp. Ltd.	184,775	435,582
TPG Telecom Ltd.	16,154	79,718
Transurban Group	115,328	1,080,930
Treasury Wine Estates Ltd.	31,707	336,127
Vicinity Centres (REIT)	141,538	261,298
Wesfarmers Ltd.	50,518	1,242,906
Westpac Banking Corp.(x)	150,816	2,775,692
Woodside Petroleum Ltd.	41,710	1,025,312
Woolworths Group Ltd.	57,448	1,240,045
WorleyParsons Ltd.	14,098	141,746

		46,500,418

Austria (0.1%)
ANDRITZ AG(x)	3,041	130,446
Erste Group Bank AG	13,291	488,425
OMV AG	6,801	369,016
Raiffeisen Bank International AG	6,440	144,554
Verbund AG	2,990	143,485
voestalpine AG	4,474	135,856

		1,411,782

Belgium (0.3%)
Ageas	8,219	396,445
Anheuser-Busch InBev SA/NV	33,456	2,805,688
Colruyt SA	2,823	208,686
Groupe Bruxelles Lambert SA	3,426	332,891
KBC Group NV	11,190	781,762
Proximus SADP	6,409	184,837
Solvay SA	3,332	360,237
Telenet Group Holding NV	2,466	118,616
UCB SA	5,503	472,604
Umicore SA(x)	9,246	410,616

		6,072,382

Brazil (1.4%)
Ambev SA (Preference)(q)	971,014	4,173,871
Atacadao Distribuicao Comercio e Industria Ltda	307,117	1,575,844
B3 SA - Brasil Bolsa Balcao	412,259	3,356,741
Banco Bradesco SA (Preference)(q)	224,225	2,451,078
Itau Unibanco Holding SA (Preference)(q)	533,293	4,659,597
Lojas Renner SA	266,463	2,963,158
Petroleo Brasileiro SA	379,192	3,003,242
Petroleo Brasileiro SA (Preference)(q)	519,050	3,689,367
StoneCo Ltd., Class A(x)*	39,660	1,630,423

		27,503,321

Chile (0.3%)
Antofagasta plc	16,451	206,981
Banco Santander Chile	21,533,664	1,619,838
Banco Santander Chile (ADR)	6,740	200,515
SACI Falabella	511,042	3,799,932

		5,827,266

China (4.2%)
Alibaba Group Holding Ltd. (ADR)*	50,261	9,170,119
Anhui Conch Cement Co. Ltd., Class H	374,000	2,284,511
Baidu, Inc. (ADR)*	26,631	4,390,120
Bank of China Ltd., Class H	12,347,000	5,599,439
BeiGene Ltd. (ADR)*	1,432	189,024
BOC Hong Kong Holdings Ltd.	159,500	660,354
China Construction Bank Corp., Class H	6,717,420	5,759,048
China Life Insurance Co. Ltd., Class H	819,000	2,201,403
China Mengniu Dairy Co. Ltd.*	834,000	3,102,287
China Mobile Ltd.	400,500	4,081,555
China Overseas Land & Investment Ltd.	526,000	1,996,803
China Pacific Insurance Group Co. Ltd., Class H	755,400	2,963,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
China Resources Beer Holdings Co. Ltd.	180,000	$757,839
China Resources Land Ltd.	174,000	780,234
China Resources Power Holdings Co. Ltd.	466,000	700,489
China Unicom Hong Kong Ltd.	1,536,000	1,946,917
CSPC Pharmaceutical Group Ltd.	852,000	1,584,622
Industrial & Commercial Bank of China Ltd., Class H	3,372,000	2,469,952
JD.com, Inc. (ADR)*	144,583	4,359,177
Kweichow Moutai Co. Ltd., Class A	21,947	2,788,982
Minth Group Ltd.(x)	34,000	106,982
New Oriental Education & Technology Group, Inc. (ADR)*	27,694	2,494,952
PetroChina Co. Ltd., Class H	3,008,000	1,950,423
Pinduoduo, Inc. (ADR)*	24,710	612,808
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	349,600	761,554
Shenzhou International Group Holdings Ltd.	277,300	3,716,197
Sinopharm Group Co. Ltd., Class H	180,000	749,814
TAL Education Group (ADR)*	38,422	1,386,266
Tencent Holdings Ltd.	316,100	14,536,666
Universal Scientific Industrial Shanghai Co. Ltd., Class A	450,099	1,031,446
Yangzijiang Shipbuilding Holdings Ltd.	100,497	111,231
Yihai International Holding Ltd.	43,000	191,447

		85,436,542

Colombia (0.0%)
Millicom International Cellular SA (SDR)(x)	2,981	180,996

Denmark (0.6%)
AP Moller - Maersk A/S, Class A	173	209,251
AP Moller - Maersk A/S, Class B	281	356,433
Carlsberg A/S, Class B	4,663	582,367
Chr Hansen Holding A/S	4,392	445,179
Coloplast A/S, Class B	5,215	572,166
Danske Bank A/S	32,230	565,625
Demant A/S*	4,068	120,291
DSV A/S	8,246	681,942
FLSmidth & Co. A/S	32,570	1,406,959
Genmab A/S*	2,760	478,979
H Lundbeck A/S	2,723	117,833
ISS A/S	6,972	212,133
Novo Nordisk A/S, Class B	79,778	4,176,256
Novozymes A/S, Class B	9,467	435,271
Orsted A/S(m)	8,428	638,742
Pandora A/S	5,118	239,620
Tryg A/S	5,020	137,731
Vestas Wind Systems A/S	8,522	717,060

		12,093,838

Egypt (0.1%)
Commercial International Bank Egypt SAE	558,161	2,194,961

Finland (0.3%)
Elisa OYJ	6,040	272,505
Fortum OYJ	20,122	411,485
Kone OYJ, Class B	14,574	735,023
Metso OYJ	4,959	170,554
Neste OYJ	5,572	593,787
Nokia OYJ	245,714	1,398,545
Nokian Renkaat OYJ	5,425	181,591
Nordea Bank Abp	132,116	1,005,368
Orion OYJ, Class B	4,169	156,291
Sampo OYJ, Class A	19,752	895,357
Stora Enso OYJ, Class R	23,119	282,548
UPM-Kymmene OYJ	23,842	695,364
Wartsila OYJ Abp	19,908	321,243

		7,119,661

France (4.9%)
Accor SA	8,383	339,565
Aeroports de Paris	1,258	243,284
Air Liquide SA	18,805	2,391,063
Airbus SE	119,611	15,819,072
Alstom SA	6,536	283,152
Amundi SA(m)	2,850	179,351
Arkema SA	3,128	297,760
Atos SE	4,145	399,870
AXA SA‡	83,927	2,111,675
BioMerieux	1,953	161,460
BNP Paribas SA	49,389	2,360,684
Bollore SA	36,559	165,188
Bouygues SA	9,879	352,954
Bureau Veritas SA	12,258	287,384
Capgemini SE	7,145	866,411
Carrefour SA	25,315	472,812
Casino Guichard Perrachon SA	2,494	108,129
Cie de Saint-Gobain	21,851	791,962
Cie Generale des Etablissements Michelin SCA	7,599	898,448
CNP Assurances	7,430	163,525
Covivio (REIT)	1,632	173,184
Credit Agricole SA	49,229	594,748
Danone SA	27,051	2,084,361
Dassault Aviation SA	116	171,112
Dassault Systemes SE	5,644	840,461
Edenred	10,488	477,303
Eiffage SA	3,562	342,269
Electricite de France SA	26,215	358,467
Engie SA	80,197	1,194,682
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	3,465	377,026
EssilorLuxottica SA (Turquoise Stock Exchange)	9,044	987,931
Eurazeo SE	2,184	164,143
Eutelsat Communications SA	7,247	126,777
Faurecia SA	3,201	134,580
Gecina SA (REIT)(x)	1,919	283,718
Getlink SE	19,806	300,268
Hermes International	1,415	933,636
Icade (REIT)	1,583	133,890
Iliad SA	1,231	123,588
Imerys SA	1,613	80,409
Ingenico Group SA(x)	2,612	186,407
Ipsen SA	1,556	213,293
JCDecaux SA	3,295	100,240
Kering SA	16,287	9,339,594
Klepierre SA (REIT)	8,725	305,167
Legrand SA	11,881	795,119
L’Oreal SA	11,066	2,976,706
LVMH Moet Hennessy Louis Vuitton SE	43,545	16,016,801
Natixis SA	40,344	215,916
Orange SA	87,161	1,417,706
Pernod Ricard SA	9,281	1,665,754
Peugeot SA	26,478	645,715
Publicis Groupe SA	9,040	484,012
Remy Cointreau SA(x)	1,009	134,576
Renault SA(x)	8,399	555,025
Rexel SA	12,197	137,572
Safran SA	14,631	2,006,407
Sanofi	49,458	4,368,457
Sartorius Stedim Biotech	1,214	153,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Schneider Electric SE	24,334	$1,909,129
SCOR SE	7,131	303,650
SEB SA	971	163,383
Societe BIC SA	1,232	109,800
Societe Generale SA	110,758	3,202,358
Sodexo SA	3,934	433,177
Suez(x)	16,031	212,377
Teleperformance	2,498	448,901
Thales SA	4,612	552,272
TOTAL SA	105,287	5,848,594
Ubisoft Entertainment SA*	3,440	306,236
Unibail-Rodamco-Westfield (REIT)(x)	6,161	1,009,988
Valeo SA	10,731	311,169
Veolia Environnement SA	23,845	533,090
Vinci SA	22,254	2,164,828
Vivendi SA	46,338	1,342,634
Wendel SA	1,252	157,718

		99,303,821

Germany (3.8%)
1&1 Drillisch AG	2,500	89,011
adidas AG	20,549	4,992,812
Allianz SE (Registered)	44,644	9,929,745
Aroundtown SA	33,949	279,905
Axel Springer SE	2,442	126,118
BASF SE	40,329	2,964,515
Bayer AG (Registered)	73,117	4,724,294
Bayerische Motoren Werke AG	14,408	1,111,149
Bayerische Motoren Werke AG (Preference)(q)	63,019	4,142,526
Beiersdorf AG	4,346	452,119
Brenntag AG	6,908	355,681
Commerzbank AG	42,974	332,622
Continental AG	4,735	712,802
Covestro AG(m)	8,571	471,304
Daimler AG (Registered)	39,928	2,340,237
Delivery Hero SE(m)*	4,051	146,324
Deutsche Bank AG (Registered)	87,540	712,917
Deutsche Boerse AG	8,378	1,074,194
Deutsche Lufthansa AG (Registered)	9,878	216,793
Deutsche Post AG (Registered)	43,079	1,401,392
Deutsche Telekom AG (Registered)	146,347	2,428,817
Deutsche Wohnen SE	15,627	757,804
E.ON SE	96,780	1,076,076
Evonik Industries AG	7,679	209,146
Fraport AG Frankfurt Airport Services Worldwide	1,956	149,728
Fresenius Medical Care AG & Co. KGaA	9,458	762,824
Fresenius SE & Co. KGaA	18,542	1,034,983
FUCHS PETROLUB SE (Preference)(q)	2,900	119,388
GEA Group AG	6,937	181,700
Hannover Rueck SE	2,616	375,616
HeidelbergCement AG	6,625	476,811
Henkel AG & Co. KGaA	4,506	428,378
Henkel AG & Co. KGaA (Preference)(q)	7,688	784,785
HOCHTIEF AG	876	126,762
HUGO BOSS AG	2,629	179,540
Infineon Technologies AG	50,634	1,004,485
Innogy SE*	6,099	261,005
KION Group AG	3,009	157,257
LANXESS AG	3,805	202,913
Merck KGaA	5,639	642,992
METRO AG	8,456	140,291
MTU Aero Engines AG	2,358	533,778
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,530	1,545,581
OSRAM Licht AG	4,536	156,108
Porsche Automobil Holding SE (Preference)(q)	6,630	416,037
ProSiebenSat.1 Media SE	10,422	148,708
Puma SE	370	214,580
RWE AG	22,073	591,773
SAP SE	108,786	12,569,162
Sartorius AG (Preference)(q)	1,566	268,593
Siemens AG (Registered)	61,221	6,588,647
Siemens Healthineers AG(m)	6,619	275,834
Symrise AG	5,603	504,825
Telefonica Deutschland Holding AG	31,953	100,325
thyssenkrupp AG	18,937	260,115
TUI AG	19,683	188,579
Uniper SE	8,394	253,195
United Internet AG (Registered)	5,197	189,641
Volkswagen AG	1,514	246,428
Volkswagen AG (Preference)(q)	8,101	1,275,130
Vonovia SE	21,633	1,121,612
Wirecard AG	5,230	655,316
Zalando SE(m)*	4,675	182,235

		76,363,963

Hong Kong (1.1%)
AIA Group Ltd.	530,200	5,278,394
ASM Pacific Technology Ltd.	14,200	158,372
Bank of East Asia Ltd. (The)	60,000	194,906
CK Asset Holdings Ltd.	111,764	993,781
CK Hutchison Holdings Ltd.	120,264	1,263,163
CK Infrastructure Holdings Ltd.	28,000	229,887
CLP Holdings Ltd.	71,500	828,859
Dairy Farm International Holdings Ltd.	14,900	125,011
Hang Lung Group Ltd.	44,000	141,249
Hang Lung Properties Ltd.	86,000	209,907
Hang Seng Bank Ltd.	33,400	824,156
Henderson Land Development Co. Ltd.	56,795	361,030
HK Electric Investments & HK Electric Investments Ltd.(m)	100,000	102,166
HKT Trust & HKT Ltd.	158,260	254,427
Hong Kong & China Gas Co. Ltd.	411,576	986,740
Hong Kong Exchanges & Clearing Ltd.	52,428	1,827,311
Hongkong Land Holdings Ltd.	52,600	370,830
Hysan Development Co. Ltd.	28,000	149,988
Jardine Matheson Holdings Ltd.	10,000	618,600
Jardine Strategic Holdings Ltd.	10,400	387,504
Kerry Properties Ltd.	30,500	136,182
Link REIT (REIT)	92,500	1,081,727
Melco Resorts & Entertainment Ltd. (ADR)	10,839	244,853
MTR Corp. Ltd.	66,000	408,614
New World Development Co. Ltd.	271,381	450,115
NWS Holdings Ltd.	62,272	136,127
PCCW Ltd.	209,000	129,927
Power Assets Holdings Ltd.	60,000	416,181
Shangri-La Asia Ltd.	52,166	74,163
Sino Land Co. Ltd.	145,001	280,399
Sun Hung Kai Properties Ltd.	68,500	1,175,415
Swire Pacific Ltd., Class A	23,000	295,925
Swire Properties Ltd.	50,000	214,970
Techtronic Industries Co. Ltd.	64,000	430,066
WH Group Ltd.(m)	367,000	392,716
Wharf Holdings Ltd. (The)	51,100	154,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Wharf Real Estate Investment Co. Ltd.	50,100	$373,040
Wheelock & Co. Ltd.	34,000	249,046
Yue Yuen Industrial Holdings Ltd.	35,000	120,383

		22,070,407

Hungary (0.3%)
OTP Bank Nyrt	97,373	4,284,390
Richter Gedeon Nyrt	119,007	2,244,121

		6,528,511

India (2.0%)
Ashok Leyland Ltd.	1,899,517	2,503,441
DLF Ltd.	2,567,809	7,504,193
Eicher Motors Ltd.	6,072	1,801,020
Housing Development Finance Corp. Ltd.	94,578	2,687,162
ICICI Bank Ltd.	383,265	2,215,772
ICICI Bank Ltd. (ADR)	548,436	6,285,077
ICICI Prudential Life Insurance Co. Ltd.(m)	108,647	549,312
IndusInd Bank Ltd.	114,080	2,931,251
L&T Finance Holdings Ltd.	578,864	1,274,712
Larsen & Toubro Ltd.	96,016	1,920,043
Marico Ltd.	643,690	3,221,005
Maruti Suzuki India Ltd.	30,074	2,896,720
Shree Cement Ltd.	12,439	3,351,958
Tata Consultancy Services Ltd.	78,625	2,271,811

		41,413,477

Indonesia (0.8%)
Astra International Tbk. PT	4,435,400	2,281,552
Bank Central Asia Tbk. PT	2,427,000	4,729,582
Bank Mandiri Persero Tbk. PT*	4,166,300	2,179,701
Bank Rakyat Indonesia Persero Tbk. PT	8,365,600	2,420,384
Telekomunikasi Indonesia Persero Tbk. PT	8,796,700	2,440,096
Unilever Indonesia Tbk. PT	652,500	2,255,570

		16,306,885

Ireland (0.2%)
AerCap Holdings NV*	5,213	242,613
AIB Group plc	38,394	172,360
Bank of Ireland Group plc	43,260	257,678
CRH plc	36,400	1,128,996
James Hardie Industries plc (CHDI)	18,549	238,917
Kerry Group plc, Class A	6,951	775,830
Kingspan Group plc	6,725	311,256
Paddy Power Betfair plc	3,655	281,875
Ryanair Holdings plc (ADR)*	1,217	91,202
Smurfit Kappa Group plc	9,923	276,942

		3,777,669

Israel (0.2%)
Azrieli Group Ltd.	2,274	134,652
Bank Hapoalim BM	49,225	325,628
Bank Leumi Le-Israel BM	63,588	415,039
Bezeq The Israeli Telecommunication Corp. Ltd.	95,684	68,617
Check Point Software Technologies Ltd.*	5,345	676,089
Elbit Systems Ltd.	1,188	153,217
Israel Chemicals Ltd.	31,367	163,026
Mizrahi Tefahot Bank Ltd.(x)	5,038	103,462
Nice Ltd.*	2,668	314,202
Teva Pharmaceutical Industries Ltd. (ADR)*	43,098	675,777
Wix.com Ltd.*	1,911	230,906

		3,260,615

Italy (0.6%)
Assicurazioni Generali SpA	51,589	954,854
Atlantia SpA	22,075	571,769
Brunello Cucinelli SpA	21,879	752,236
Davide Campari-Milano SpA	27,384	268,783
Enel SpA	357,006	2,284,289
Eni SpA	111,546	1,971,246
Ferrari NV	5,303	710,863
Intesa Sanpaolo SpA	650,057	1,583,096
Leonardo SpA	17,395	202,153
Mediobanca Banca di Credito Finanziario SpA	29,149	302,848
Moncler SpA	7,880	317,511
Pirelli & C SpA(m)*	17,617	113,394
Poste Italiane SpA(m)	22,324	217,164
Prysmian SpA	10,192	192,815
Recordati SpA	4,306	167,658
Snam SpA	96,530	495,826
Telecom Italia SpA(x)*	768,639	463,085
Terna Rete Elettrica Nazionale SpA(x)	59,829	379,055
UniCredit SpA	87,562	1,122,489

		13,071,134

Japan (9.0%)
ABC-Mart, Inc.	1,200	71,353
Acom Co. Ltd.	18,300	65,221
Aeon Co. Ltd.	26,400	551,796
AEON Financial Service Co. Ltd.	5,400	109,774
Aeon Mall Co. Ltd.	3,980	65,358
AGC, Inc.	8,100	283,569
Air Water, Inc.	6,300	91,177
Aisin Seiki Co. Ltd.	7,100	253,365
Ajinomoto Co., Inc.	20,100	320,824
Alfresa Holdings Corp.	8,900	252,955
Alps Alpine Co. Ltd.	7,900	164,658
Amada Holdings Co. Ltd.	15,000	148,200
ANA Holdings, Inc.	5,300	194,105
Aozora Bank Ltd.	5,300	130,838
Asahi Group Holdings Ltd.	16,000	711,721
Asahi Intecc Co. Ltd.	4,300	201,750
Asahi Kasei Corp.	55,300	569,815
Asics Corp.	8,300	111,211
Astellas Pharma, Inc.	81,800	1,224,085
Bandai Namco Holdings, Inc.	8,600	402,725
Bank of Kyoto Ltd. (The)	2,600	108,617
Benesse Holdings, Inc.	2,700	70,040
Bridgestone Corp.	26,800	1,031,569
Brother Industries Ltd.	9,900	182,940
Calbee, Inc.	3,500	94,171
Canon, Inc.	43,500	1,261,080
Capcom Co. Ltd.	80,900	1,810,268
Casio Computer Co. Ltd.	9,400	122,557
Central Japan Railway Co.	6,300	1,461,454
Chiba Bank Ltd. (The)	26,700	144,787
Chubu Electric Power Co., Inc.	26,300	410,174
Chugai Pharmaceutical Co. Ltd.	9,600	659,172
Chugoku Electric Power Co., Inc. (The)(x)	11,400	142,050
Coca-Cola Bottlers Japan, Inc.	5,400	136,961
Concordia Financial Group Ltd.	48,200	185,702
Credit Saison Co. Ltd.	7,800	102,893
CyberAgent, Inc.	4,500	183,321
Dai Nippon Printing Co. Ltd.	11,400	272,271
Daicel Corp.	10,300	111,708
Daifuku Co. Ltd.	4,700	244,266
Dai-ichi Life Holdings, Inc.	48,200	668,877
Daiichi Sankyo Co. Ltd.	25,300	1,164,215
Daikin Industries Ltd.	10,800	1,263,882
Daito Trust Construction Co. Ltd.	3,200	445,511

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa House Industry Co. Ltd.	25,200	$800,134
Daiwa House REIT Investment Corp. (REIT)	70	155,184
Daiwa Securities Group, Inc.	73,400	356,967
DeNA Co. Ltd.	5,300	79,718
Denso Corp.	19,200	747,870
Dentsu, Inc.	9,386	395,918
Disco Corp.(x)	1,200	170,748
East Japan Railway Co.	13,337	1,285,204
Eisai Co. Ltd.	11,100	622,253
Electric Power Development Co. Ltd.	6,700	162,981
FamilyMart UNY Holdings Co. Ltd.	10,800	274,897
FANUC Corp.	25,518	4,347,017
Fast Retailing Co. Ltd.	2,500	1,173,644
Fuji Electric Co. Ltd.	4,600	130,326
FUJIFILM Holdings Corp.	17,000	772,156
Fujitsu Ltd.	8,500	612,479
Fukuoka Financial Group, Inc.	6,000	132,960
Hakuhodo DY Holdings, Inc.	11,400	182,885
Hamamatsu Photonics KK	5,800	223,983
Hankyu Hanshin Holdings, Inc.	10,300	385,681
Hikari Tsushin, Inc.	1,000	189,209
Hino Motors Ltd.	12,300	103,434
Hirose Electric Co. Ltd.	1,449	152,052
Hisamitsu Pharmaceutical Co., Inc.	2,700	124,001
Hitachi Chemical Co. Ltd.(x)	5,400	119,469
Hitachi Construction Machinery Co. Ltd.	4,900	129,850
Hitachi High-Technologies Corp.	2,700	110,480
Hitachi Ltd.	42,440	1,372,800
Hitachi Metals Ltd.	10,000	116,034
Honda Motor Co. Ltd.	71,500	1,932,171
Hoshizaki Corp.	2,200	136,173
Hoya Corp.	17,000	1,121,113
Hulic Co. Ltd.	12,300	120,525
Idemitsu Kosan Co. Ltd.	9,239	308,856
IHI Corp.	6,299	151,124
Iida Group Holdings Co. Ltd.(x)	7,400	133,872
Inpex Corp.	45,800	436,181
Isetan Mitsukoshi Holdings Ltd.	15,700	158,516
Isuzu Motors Ltd.	23,300	305,677
ITOCHU Corp.	61,400	1,109,388
J Front Retailing Co. Ltd.	11,100	131,902
Japan Airlines Co. Ltd.	4,688	164,924
Japan Airport Terminal Co. Ltd.	2,200	92,800
Japan Exchange Group, Inc.	22,300	396,985
Japan Post Bank Co. Ltd.(x)	17,900	195,264
Japan Post Holdings Co. Ltd.	68,200	797,502
Japan Prime Realty Investment Corp. (REIT)	32	131,661
Japan Real Estate Investment Corp. (REIT)	60	353,514
Japan Retail Fund Investment Corp. (REIT)	110	221,032
Japan Tobacco, Inc.	49,000	1,213,615
JFE Holdings, Inc.	22,500	381,361
JGC Corp.	9,200	122,108
JSR Corp.	7,700	119,220
JTEKT Corp.(x)	10,200	125,349
JXTG Holdings, Inc.	145,033	662,810
Kajima Corp.	19,000	280,123
Kakaku.com, Inc.	5,800	111,311
Kamigumi Co. Ltd.	5,000	115,673
Kaneka Corp.	2,400	89,759
Kansai Electric Power Co., Inc. (The)	30,600	450,593
Kansai Paint Co. Ltd.(x)	7,300	139,044
Kao Corp.	21,700	1,706,944
Kawasaki Heavy Industries Ltd.	6,200	152,720
KDDI Corp.	77,700	1,672,061
Keihan Holdings Co. Ltd.	4,000	168,005
Keikyu Corp.	9,499	160,959
Keio Corp.	4,400	283,858
Keisei Electric Railway Co. Ltd.	5,399	195,831
Keyence Corp.	13,536	8,423,513
Kikkoman Corp.	6,500	318,461
Kintetsu Group Holdings Co. Ltd.	7,400	344,528
Kirin Holdings Co. Ltd.	36,200	863,110
Kobayashi Pharmaceutical Co. Ltd.	2,200	185,401
Kobe Steel Ltd.	12,100	90,725
Koito Manufacturing Co. Ltd.	4,700	265,894
Komatsu Ltd.	41,100	953,240
Konami Holdings Corp.	4,300	186,425
Konica Minolta, Inc.	19,700	193,569
Kose Corp.	1,400	256,808
Kubota Corp.	43,500	627,793
Kuraray Co. Ltd.	13,300	168,965
Kurita Water Industries Ltd.	3,900	99,479
Kyocera Corp.	14,000	821,077
Kyowa Hakko Kirin Co. Ltd.	12,100	263,115
Kyushu Electric Power Co., Inc.	17,700	208,733
Kyushu Railway Co.(x)	6,800	223,333
Lawson, Inc.	2,000	110,800
LINE Corp.(x)*	3,200	112,749
Lion Corp.	10,000	210,232
LIXIL Group Corp.	12,600	168,030
M3, Inc.	18,600	311,650
Makita Corp.	9,900	344,352
Marubeni Corp.	68,900	475,580
Marui Group Co. Ltd.	8,800	177,461
Maruichi Steel Tube Ltd.	2,300	66,927
Mazda Motor Corp.	25,560	285,627
McDonald’s Holdings Co. Japan Ltd.	2,710	125,194
Mebuki Financial Group, Inc.	36,300	92,691
Medipal Holdings Corp.	7,800	185,094
Meiji Holdings Co. Ltd.	5,444	441,591
Minebea Mitsumi, Inc.	143,000	2,145,710
MISUMI Group, Inc.	12,400	307,902
Mitsubishi Chemical Holdings Corp.	56,400	396,627
Mitsubishi Corp.	59,100	1,639,208
Mitsubishi Electric Corp.	80,400	1,031,932
Mitsubishi Estate Co. Ltd.	52,100	942,764
Mitsubishi Gas Chemical Co., Inc.	7,300	104,003
Mitsubishi Heavy Industries Ltd.	13,100	543,479
Mitsubishi Materials Corp.	4,200	110,732
Mitsubishi Motors Corp.	27,800	147,491
Mitsubishi Tanabe Pharma Corp.	10,200	136,117
Mitsubishi UFJ Financial Group, Inc.	516,100	2,561,175
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,400	88,546
Mitsui & Co. Ltd.	73,700	1,142,772
Mitsui Chemicals, Inc.	8,100	195,210
Mitsui Fudosan Co. Ltd.	39,100	981,645
Mitsui OSK Lines Ltd.	4,999	107,395
Mizuho Financial Group, Inc.	1,057,544	1,634,551
MonotaRO Co. Ltd.	5,500	122,128
MS&AD Insurance Group Holdings, Inc.	21,107	641,799
Murata Manufacturing Co. Ltd.	146,709	7,296,400
Nabtesco Corp.	4,800	139,673
Nagoya Railroad Co. Ltd.(x)	8,200	226,771
NEC Corp.	11,200	378,453
Nexon Co. Ltd.	20,200	316,041
NGK Insulators Ltd.	12,300	178,457
NGK Spark Plug Co. Ltd.	7,500	138,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NH Foods Ltd.	4,000	$143,824
Nidec Corp.	63,856	8,080,668
Nikon Corp.	14,500	204,227
Nintendo Co. Ltd.	13,100	3,730,362
Nippon Building Fund, Inc. (REIT)	57	385,726
Nippon Electric Glass Co. Ltd.	4,200	111,224
Nippon Express Co. Ltd.	3,200	177,858
Nippon Paint Holdings Co. Ltd.	6,800	266,895
Nippon Prologis REIT, Inc. (REIT)	74	157,441
Nippon Steel Corp.	33,291	586,940
Nippon Telegraph & Telephone Corp.	30,118	1,278,038
Nippon Yusen KK(x)	7,400	108,299
Nissan Chemical Corp.	5,300	242,452
Nissan Motor Co. Ltd.(x)	103,400	847,315
Nisshin Seifun Group, Inc.	8,180	187,469
Nissin Foods Holdings Co. Ltd.	2,700	185,148
Nitori Holdings Co. Ltd.	3,600	464,495
Nitto Denko Corp.	7,000	367,274
Nomura Holdings, Inc.	152,400	550,307
Nomura Real Estate Holdings, Inc.	5,800	111,206
Nomura Real Estate Master Fund, Inc. (REIT)	185	272,417
Nomura Research Institute Ltd.	5,018	227,741
NSK Ltd.	17,000	159,063
NTT Data Corp.	27,300	300,761
NTT DOCOMO, Inc.	57,700	1,276,293
Obayashi Corp.	27,600	277,419
Obic Co. Ltd.	2,800	281,945
Odakyu Electric Railway Co. Ltd.	13,300	321,970
Oji Holdings Corp.	37,000	229,351
Olympus Corp.	52,000	563,963
Omron Corp.(x)	72,200	3,374,501
Ono Pharmaceutical Co. Ltd.	16,800	328,785
Oracle Corp. (Tokyo Stcok Exchange)	1,800	120,671
Oriental Land Co. Ltd.	8,800	998,069
ORIX Corp.	58,400	837,560
Osaka Gas Co. Ltd.	15,900	313,323
Otsuka Corp.	4,800	179,085
Otsuka Holdings Co. Ltd.	17,000	667,085
Pan Pacific International Holdings Corp.	5,100	337,300
Panasonic Corp.	98,400	847,183
Park24 Co. Ltd.	5,500	119,250
Persol Holdings Co. Ltd.	8,400	135,819
Pigeon Corp.	5,100	208,224
Pola Orbis Holdings, Inc.	4,000	127,402
Rakuten, Inc.	40,000	378,237
Recruit Holdings Co. Ltd.	47,900	1,366,163
Renesas Electronics Corp.*	36,800	170,005
Resona Holdings, Inc.	92,105	398,654
Ricoh Co. Ltd.	30,200	315,270
Rinnai Corp.	1,400	98,908
Rohm Co. Ltd.	4,200	261,482
Ryohin Keikaku Co. Ltd.	1,000	253,000
Sankyo Co. Ltd.	1,700	64,730
Santen Pharmaceutical Co. Ltd.	16,800	249,961
SBI Holdings, Inc.(x)	10,460	232,738
Secom Co. Ltd.	9,300	795,656
Sega Sammy Holdings, Inc.	8,700	102,519
Seibu Holdings, Inc.	10,100	176,520
Seiko Epson Corp.(x)	12,500	191,171
Sekisui Chemical Co. Ltd.	15,600	250,405
Sekisui House Ltd.	27,700	457,876
Seven & i Holdings Co. Ltd.	32,900	1,239,650
Seven Bank Ltd.	23,200	68,451
SG Holdings Co. Ltd.	4,300	125,124
Sharp Corp.*	8,199	90,105
Shimadzu Corp.	9,600	277,181
Shimamura Co. Ltd.	800	67,635
Shimano, Inc.	3,100	503,474
Shimizu Corp.	26,000	225,679
Shin-Etsu Chemical Co. Ltd.	15,800	1,322,963
Shinsei Bank Ltd.	7,200	102,319
Shionogi & Co. Ltd.	12,300	760,440
Shiseido Co. Ltd.	16,900	1,217,904
Shizuoka Bank Ltd. (The)	17,300	131,588
Showa Denko KK	5,900	207,083
SMC Corp.	2,500	936,795
Softbank Corp.(x)	73,400	825,858
SoftBank Group Corp.	36,200	3,509,600
Sohgo Security Services Co. Ltd.	2,800	121,772
Sompo Holdings, Inc.	14,681	542,838
Sony Corp.	55,700	2,334,445
Sony Financial Holdings, Inc.	7,100	133,762
Stanley Electric Co. Ltd.	5,800	155,689
Subaru Corp.	27,200	619,074
SUMCO Corp.	11,100	123,289
Sumitomo Chemical Co. Ltd.	66,000	306,686
Sumitomo Corp.	49,600	685,172
Sumitomo Dainippon Pharma Co. Ltd.	7,600	187,686
Sumitomo Electric Industries Ltd.	32,400	429,301
Sumitomo Heavy Industries Ltd.	4,800	155,265
Sumitomo Metal Mining Co. Ltd.	10,200	300,947
Sumitomo Mitsui Financial Group, Inc.	58,407	2,042,638
Sumitomo Mitsui Trust Holdings, Inc.	14,302	513,081
Sumitomo Realty & Development Co. Ltd.	16,000	662,059
Sumitomo Rubber Industries Ltd.	6,800	81,480
Sundrug Co. Ltd.(x)	3,400	93,567
Suntory Beverage & Food Ltd.	6,400	300,280
Suzuken Co. Ltd.	3,410	197,222
Suzuki Motor Corp.	23,000	1,016,458
Sysmex Corp.	7,500	452,720
T&D Holdings, Inc.	24,800	260,464
Taiheiyo Cement Corp.	5,500	183,118
Taisei Corp.	9,200	426,671
Taisho Pharmaceutical Holdings Co. Ltd.	1,600	152,305
Taiyo Nippon Sanso Corp.	4,800	73,020
Takashimaya Co. Ltd.(x)	7,000	93,098
Takeda Pharmaceutical Co. Ltd.	122,516	4,997,698
TDK Corp.(x)	71,700	5,608,942
Teijin Ltd.	8,300	136,748
Terumo Corp.	26,800	817,324
THK Co. Ltd.	4,900	120,875
Tobu Railway Co. Ltd.	9,000	259,451
Toho Co. Ltd.	4,900	196,522
Toho Gas Co. Ltd.	3,000	134,530
Tohoku Electric Power Co., Inc.	18,100	230,598
Tokio Marine Holdings, Inc.	29,400	1,422,384
Tokyo Century Corp.	1,900	82,545
Tokyo Electric Power Co. Holdings, Inc.*	65,700	414,960
Tokyo Electron Ltd.	6,900	996,120
Tokyo Gas Co. Ltd.	16,400	442,961
Tokyu Corp.	21,400	373,240
Tokyu Fudosan Holdings Corp.	23,000	137,382
Toppan Printing Co. Ltd.	10,500	158,310
Toray Industries, Inc.	60,200	383,970
Toshiba Corp.	28,000	890,553
Tosoh Corp.	10,500	163,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
TOTO Ltd.(x)	6,200	$262,645
Toyo Seikan Group Holdings Ltd.	6,300	128,865
Toyo Suisan Kaisha Ltd.	4,100	155,928
Toyoda Gosei Co. Ltd.	3,600	76,138
Toyota Industries Corp.	6,500	325,499
Toyota Motor Corp.	100,274	5,869,146
Toyota Tsusho Corp.	9,500	309,009
Trend Micro, Inc.	5,300	257,755
Tsuruha Holdings, Inc.	1,700	138,049
Unicharm Corp.	18,200	601,521
United Urban Investment Corp. (REIT)	119	187,793
USS Co. Ltd.	9,000	166,796
West Japan Railway Co.	7,000	526,690
Yahoo Japan Corp.	126,900	310,294
Yakult Honsha Co. Ltd.	4,900	342,200
Yamada Denki Co. Ltd.(x)	28,600	140,897
Yamaguchi Financial Group, Inc.	9,900	83,788
Yamaha Corp.	6,100	304,367
Yamaha Motor Co. Ltd.	12,100	237,022
Yamato Holdings Co. Ltd.	13,600	350,829
Yamazaki Baking Co. Ltd.	6,000	97,230
Yaskawa Electric Corp.	10,800	338,627
Yokogawa Electric Corp.	10,800	223,250
Yokohama Rubber Co. Ltd. (The)	5,000	92,755
ZOZO, Inc.	8,700	163,748

		181,812,569

Luxembourg (0.1%)
ArcelorMittal	29,696	601,539
Eurofins Scientific SE(x)	495	204,893
RTL Group SA	1,651	90,193
SES SA (FDR)	16,644	258,865
Tenaris SA	20,199	283,568

		1,439,058

Macau (0.1%)
Galaxy Entertainment Group Ltd.	104,000	708,132
MGM China Holdings Ltd.(x)	40,000	83,670
Sands China Ltd.	103,187	518,567
SJM Holdings Ltd.	76,000	86,747
Wynn Macau Ltd.	72,800	171,568

		1,568,684

Malaysia (0.4%)
Malayan Banking Bhd	944,514	2,144,677
Malaysia Airports Holdings Bhd	671,500	1,190,854
Public Bank Bhd	401,900	2,279,977
Sime Darby Plantation Bhd	1,256,000	1,544,426

		7,159,934

Malta (0.0%)
BGP Holdings plc(r)*	796,081	—

Mexico (0.8%)
Alsea SAB de CV(x)	671,244	1,406,448
Fomento Economico Mexicano SAB de CV (ADR)	46,376	4,279,577
Fresnillo plc	10,590	120,109
Grupo Financiero Banorte SAB de CV, Class O	877,999	4,773,973
Infraestructura Energetica Nova SAB de CV	504,462	2,027,438
Wal-Mart de Mexico SAB de CV	1,397,202	3,737,341

		16,344,886

Netherlands (1.5%)
ABN AMRO Group NV (CVA)(m)	18,455	416,108
Adyen NV(m)(x)*	455	356,257
Aegon NV	79,724	383,120
Akzo Nobel NV	10,010	886,956
ASML Holding NV	17,998	3,375,644
EXOR NV	5,053	328,189
Heineken Holding NV	4,990	499,860
Heineken NV	11,549	1,218,815
ING Groep NV	170,871	2,067,018
Koninklijke Ahold Delhaize NV	54,431	1,448,600
Koninklijke DSM NV	7,965	868,099
Koninklijke KPN NV	145,138	460,097
Koninklijke Philips NV	41,922	1,707,749
Koninklijke Vopak NV	2,793	133,656
NN Group NV	13,469	559,481
NXP Semiconductors NV	14,973	1,323,463
Randstad NV(x)	5,557	270,973
Royal Dutch Shell plc, Class A	201,772	6,342,628
Royal Dutch Shell plc, Class B	164,457	5,200,704
uniQure NV*	24,000	1,431,600
Wolters Kluwer NV	12,935	880,747

		30,159,764

New Zealand (0.1%)
a2 Milk Co. Ltd.*	32,218	313,968
Auckland International Airport Ltd.	44,040	244,129
Fisher & Paykel Healthcare Corp. Ltd.	23,904	255,574
Fletcher Building Ltd.	39,517	133,210
Meridian Energy Ltd.	60,540	172,538
Ryman Healthcare Ltd.	15,863	132,333
Spark New Zealand Ltd.	84,323	218,211

		1,469,963

Norway (0.2%)
Aker BP ASA	4,758	169,358
DNB ASA	41,841	770,364
Equinor ASA	51,218	1,121,458
Gjensidige Forsikring ASA(x)	9,152	158,105
Mowi ASA	18,967	423,324
Norsk Hydro ASA	59,573	241,402
Orkla ASA	34,419	264,180
Schibsted ASA, Class B	3,916	140,296
Telenor ASA	33,609	672,963
Yara International ASA	7,813	319,587

		4,281,037

Peru (0.4%)
Cia de Minas Buenaventura SAA (ADR)	263,666	4,556,149
Credicorp Ltd.	13,357	3,205,012

		7,761,161

Philippines (0.2%)
Ayala Corp.	66,035	1,182,116
Ayala Land, Inc.	956,600	817,965
SM Investments Corp.	128,817	2,291,279

		4,291,360

Poland (0.3%)
LPP SA	1,255	2,721,226
Santander Bank Polska SA	30,941	3,070,407

		5,791,633

Portugal (0.3%)
EDP - Energias de Portugal SA	118,211	464,774
Galp Energia SGPS SA	21,329	341,660
Jeronimo Martins SGPS SA	300,378	4,430,880

		5,237,314

Russia (0.7%)
MMC Norilsk Nickel PJSC (ADR)	148,128	3,114,391
Sberbank of Russia PJSC (ADR)	298,221	3,930,553
X5 Retail Group NV (GDR)(m)	123,750	3,083,850
Yandex NV, Class A*	96,470	3,312,780

		13,441,574

Singapore (0.4%)
Ascendas REIT (REIT)	111,486	239,383
CapitaLand Commercial Trust (REIT)	121,613	174,085
CapitaLand Ltd.	117,700	316,993

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CapitaLand Mall Trust (REIT)	105,400	$185,097
City Developments Ltd.	15,800	105,508
ComfortDelGro Corp. Ltd.	88,200	167,256
DBS Group Holdings Ltd.	79,300	1,476,288
Genting Singapore Ltd.	279,857	214,758
Golden Agri-Resources Ltd.	370,225	76,490
Jardine Cycle & Carriage Ltd.	4,533	108,672
Keppel Corp. Ltd.	66,900	307,042
Oversea-Chinese Banking Corp. Ltd.	140,078	1,142,123
SATS Ltd.	33,000	124,427
Sembcorp Industries Ltd.	40,400	76,016
Singapore Airlines Ltd.	21,500	153,249
Singapore Exchange Ltd.	36,200	195,257
Singapore Press Holdings Ltd.	63,400	112,742
Singapore Technologies Engineering Ltd.	63,200	174,409
Singapore Telecommunications Ltd.	363,800	810,681
Suntec REIT (REIT)	96,600	138,993
United Overseas Bank Ltd.	59,067	1,097,877
UOL Group Ltd.	20,143	103,297
Venture Corp. Ltd.	12,000	158,849
Wilmar International Ltd.	77,800	190,015

		7,849,507

South Africa (0.8%)
Anglo American plc	46,396	1,240,898
AVI Ltd.	288,470	1,805,143
Bidvest Group Ltd. (The)	219,037	2,937,445
Capitec Bank Holdings Ltd.	37,809	3,537,505
Clicks Group Ltd.	184,727	2,358,386
Investec plc	31,322	180,438
Nedbank Group Ltd.	15,275	265,975
Reunert Ltd.	374,425	1,842,445
Sanlam Ltd.	599,646	3,065,400

		17,233,635

South Korea (0.7%)
BGF retail Co. Ltd.	3,491	671,997
E-MART, Inc.	4,387	664,755
GS Retail Co. Ltd.	17,538	604,892
LG Household & Health Care Ltd.	1,719	2,145,910
NAVER Corp.	16,920	1,848,366
NCSoft Corp.	820	358,312
Samsung Biologics Co. Ltd.(m)*	1,044	293,858
Samsung Electronics Co. Ltd.	146,297	5,754,701
S-Oil Corp.	12,602	994,749

		13,337,540

Spain (1.2%)
ACS Actividades de Construccion y Servicios SA(x)	10,976	482,151
Aena SME SA(m)	2,927	526,980
Amadeus IT Group SA	19,147	1,533,540
Banco Bilbao Vizcaya Argentaria SA	507,582	2,899,853
Banco de Sabadell SA	258,163	257,102
Banco Santander SA	714,269	3,320,703
Bankia SA(x)	54,980	142,467
Bankinter SA	31,041	236,429
CaixaBank SA	158,553	495,153
Enagas SA	10,312	300,061
Endesa SA	13,519	344,851
Ferrovial SA	21,437	502,100
Grifols SA	13,533	378,909
Iberdrola SA	271,450	2,383,009
Industria de Diseno Textil SA	205,857	6,050,106
Mapfre SA	48,340	133,178
Naturgy Energy Group SA	15,817	442,326
Red Electrica Corp. SA	18,520	394,721
Repsol SA	60,663	1,038,423
Siemens Gamesa Renewable Energy SA	9,441	150,331
Telefonica SA	204,754	1,715,501

		23,727,894

Sweden (1.0%)
Alfa Laval AB	12,685	291,158
Assa Abloy AB, Class B	225,782	4,873,936
Atlas Copco AB, Class A	118,222	3,174,483
Atlas Copco AB, Class B	17,364	429,744
Boliden AB	11,470	326,435
Electrolux AB	10,338	265,641
Epiroc AB, Class A*	29,991	302,771
Epiroc AB, Class B*	17,364	166,220
Essity AB, Class B	26,514	764,566
Hennes & Mauritz AB, Class B	38,255	637,768
Hexagon AB, Class B	11,178	583,108
Husqvarna AB, Class B	17,218	140,636
ICA Gruppen AB	3,901	156,505
Industrivarden AB, Class C	7,121	149,163
Investor AB, Class B	19,812	892,225
Kinnevik AB, Class B	9,984	258,585
L E Lundbergforetagen AB, Class B	3,842	121,492
Lundin Petroleum AB	7,676	259,904
Sandvik AB	49,216	799,331
Securitas AB, Class B	13,689	221,223
Skandinaviska Enskilda Banken AB, Class A(x)	72,513	627,693
Skanska AB, Class B(x)	15,862	288,158
SKF AB, Class B(x)	17,252	286,503
Svenska Handelsbanken AB, Class A(x)	67,159	708,625
Swedbank AB, Class A(x)	39,205	553,879
Swedish Match AB	7,609	387,844
Tele2 AB, Class B	23,119	307,970
Telefonaktiebolaget LM Ericsson, Class B	134,871	1,239,143
Telia Co. AB	125,401	565,817
Volvo AB, Class B	67,664	1,048,005

		20,828,531

Switzerland (3.1%)
ABB Ltd. (Registered)	80,672	1,515,815
Adecco Group AG (Registered)	7,082	377,801
Baloise Holding AG (Registered)	2,093	345,768
Barry Callebaut AG (Registered)	107	193,207
Chocoladefabriken Lindt & Spruengli AG	49	333,146
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	312,930
Cie Financiere Richemont SA (Registered)	22,819	1,662,355
Clariant AG (Registered)	8,613	181,040
Coca-Cola HBC AG	9,268	315,659
Credit Suisse Group AG (Registered)(x)*	354,002	4,125,728
Dufry AG (Registered)	1,479	155,364
EMS-Chemie Holding AG (Registered)	373	202,280
Geberit AG (Registered)	1,648	673,599
Givaudan SA (Registered)	401	1,024,498
Glencore plc	501,010	2,074,752
Julius Baer Group Ltd.	9,836	397,391
Kuehne + Nagel International AG (Registered)	2,315	317,579
LafargeHolcim Ltd. (Registered)*	20,993	1,037,053
Lonza Group AG (Registered)*	3,321	1,029,902
Nestle SA (Registered)	134,491	12,817,671
Novartis AG (Registered)	95,194	9,156,597

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pargesa Holding SA	1,598	$125,176
Partners Group Holding AG	753	547,499
Roche Holding AG	30,848	8,499,271
Schindler Holding AG	1,808	374,764
Schindler Holding AG (Registered)	898	185,778
SGS SA (Registered)	242	602,235
Sika AG (Registered)	5,700	796,254
Sonova Holding AG (Registered)	2,496	493,811
STMicroelectronics NV	30,427	449,341
Straumann Holding AG (Registered)	472	385,137
Swatch Group AG (The)	1,355	387,823
Swatch Group AG (The) (Registered)	2,387	132,085
Swiss Life Holding AG (Registered)*	1,477	650,429
Swiss Prime Site AG (Registered)	3,384	296,514
Swiss Re AG	13,381	1,307,260
Swisscom AG (Registered)	1,136	555,593
Temenos Group AG (Registered)	2,652	390,975
UBS Group AG (Registered)*	456,650	5,535,290
Vifor Pharma AG	1,990	269,097
Zurich Insurance Group AG	6,645	2,199,540

		62,434,007

Taiwan (1.3%)
ASE Technology Holding Co. Ltd.	621,282	1,360,670
Cathay Financial Holding Co. Ltd.	1,238,000	1,805,555
CTBC Financial Holding Co. Ltd.	2,407,000	1,597,091
Eclat Textile Co. Ltd.	75,000	1,009,880
Hon Hai Precision Industry Co. Ltd.	254,880	607,832
Largan Precision Co. Ltd.	5,000	746,256
MediaTek, Inc.	188,000	1,723,204
Mega Financial Holding Co. Ltd.	1,459,000	1,327,848
Nanya Technology Corp.	206,000	410,389
President Chain Store Corp.	34,000	334,810
Taiwan Cement Corp.	375,000	501,898
Taiwan Semiconductor Manufacturing Co. Ltd.	1,706,133	13,590,164
Vanguard International Semiconductor Corp.	434,000	936,422

		25,952,019

Thailand (0.2%)
Bangkok Dusit Medical Services PCL, Class F	1,938,400	1,514,804
CP ALL PCL	448,200	1,055,710
PTT PCL	1,596,400	2,402,020

		4,972,534

Turkey (0.2%)
Haci Omer Sabanci Holding A/S	1,834,722	2,579,898
Tupras Turkiye Petrol Rafinerileri A/S	114,253	2,557,398

		5,137,296

United Arab Emirates (0.0%)
NMC Health plc(x)	4,579	136,216

United Kingdom (5.2%)
3i Group plc	41,923	537,727
Admiral Group plc	8,561	241,961
Ashtead Group plc	21,537	519,642
Associated British Foods plc	15,672	497,849
AstraZeneca plc	55,622	4,444,493
Auto Trader Group plc(m)	40,665	276,261
Aviva plc	172,003	923,880
Babcock International Group plc	13,036	83,790
BAE Systems plc	142,264	893,847
Barclays plc	748,577	1,508,105
Barratt Developments plc	42,205	329,380
Berkeley Group Holdings plc	5,428	260,801
BP plc	877,188	6,380,826
British American Tobacco plc	100,714	4,189,728
British Land Co. plc (The) (REIT)	42,105	323,006
BT Group plc	367,020	1,065,757
Bunzl plc	14,885	490,878
Burberry Group plc	18,608	473,692
Centrica plc	255,268	379,685
Circassia Pharmaceuticals plc(x)*	498,911	181,946
CNH Industrial NV	45,902	466,711
Coca-Cola European Partners plc	9,436	488,219
Compass Group plc	69,540	1,634,378
ConvaTec Group plc(m)	58,514	107,877
Croda International plc	5,538	363,389
DCC plc	3,827	330,720
Diageo plc	108,076	4,417,161
Direct Line Insurance Group plc	58,497	268,949
Earthport plc(r)*	1,868,591	799,486
easyJet plc	7,079	103,034
Experian plc	39,699	1,074,967
Farfetch Ltd., Class A*	73,320	1,973,041
Fiat Chrysler Automobiles NV	47,365	705,164
G4S plc	69,521	166,155
GlaxoSmithKline plc	217,785	4,529,388
GVC Holdings plc	23,970	174,518
Hammerson plc (REIT)	36,085	157,822
Hargreaves Lansdown plc	12,680	307,758
HSBC Holdings plc	874,068	7,095,833
Imperial Brands plc	41,585	1,421,492
Informa plc	55,034	533,435
InterContinental Hotels Group plc	7,484	449,849
Intertek Group plc	6,924	438,012
ITV plc	154,079	255,065
J Sainsbury plc	74,891	229,906
John Wood Group plc	31,848	210,472
Johnson Matthey plc	8,486	347,272
Kingfisher plc	94,460	288,873
Land Securities Group plc (REIT)	33,716	401,105
Legal & General Group plc	261,567	937,886
Linde plc	14,440	2,540,429
Lloyds Banking Group plc	3,123,300	2,527,819
London Stock Exchange Group plc	13,954	863,465
Marks & Spencer Group plc	70,124	254,728
Meggitt plc	35,175	230,351
Melrose Industries plc	213,718	509,811
Merlin Entertainments plc(m)	28,416	127,057
Micro Focus International plc	19,110	496,925
Mondi plc	16,158	357,344
National Grid plc	149,532	1,657,001
Next plc	5,957	432,935
Pearson plc	34,993	381,112
Persimmon plc	13,843	391,247
Prudential plc	355,607	7,121,090
Reckitt Benckiser Group plc	29,485	2,450,863
RELX plc (London Stock Exchange)	45,034	962,814
RELX plc (Turquoise Stock Exchange)	41,772	892,640
Rolls-Royce Holdings plc	74,579	877,327
Royal Bank of Scotland Group plc	210,728	677,923
Royal Mail plc	40,904	126,955
RSA Insurance Group plc	44,266	292,768
Sage Group plc (The)	48,790	445,588
Schroders plc	5,408	190,319
Segro plc (REIT)	45,816	401,838
Severn Trent plc	9,983	256,927
Smith & Nephew plc	38,322	760,167
Smiths Group plc	16,787	313,752
SSE plc	45,403	701,934
St James’s Place plc	22,520	301,524
Standard Chartered plc	121,381	934,802
Standard Life Aberdeen plc	105,828	363,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Taylor Wimpey plc	138,739	$317,039
TechnipFMC plc (Aquis Stock Exchange)	93,378	2,182,923
TechnipFMC plc (Turquoise Stock Exchange)	11,273	265,141
Tesco plc	435,900	1,317,720
Unilever NV (CVA)	67,762	3,935,903
Unilever plc	164,530	9,418,137
United Utilities Group plc	28,536	302,686
Vodafone Group plc	1,173,010	2,135,846
Weir Group plc (The)	10,880	220,779
Whitbread plc	7,919	523,750
Wm Morrison Supermarkets plc	102,384	303,438
WPP plc	56,543	597,109

		105,044,934

United States (38.1%)
3M Co.	37,380	7,766,816
Abbott Laboratories	45,985	3,676,041
AbbVie, Inc.	38,621	3,112,466
ABIOMED, Inc.*	1,184	338,139
ACADIA Pharmaceuticals, Inc.(x)*	55,500	1,490,175
Accenture plc, Class A	16,692	2,938,126
Activision Blizzard, Inc.	20,272	922,984
Adobe, Inc.*	47,447	12,644,151
Advance Auto Parts, Inc.	1,819	310,194
Advanced Micro Devices, Inc.*	23,308	594,820
AES Corp.	17,564	317,557
Affiliated Managers Group, Inc.	1,397	149,633
Aflac, Inc.	19,429	971,450
Agilent Technologies, Inc.	60,931	4,897,634
Air Products & Chemicals, Inc.	5,810	1,109,478
Akamai Technologies, Inc.*	4,319	309,715
Alaska Air Group, Inc.	3,229	181,211
Albemarle Corp.	2,817	230,938
Alexandria Real Estate Equities, Inc. (REIT)	2,983	425,256
Alexion Pharmaceuticals, Inc.*	5,942	803,240
Align Technology, Inc.*	1,925	547,335
Allegion plc	2,484	225,324
Allergan plc	8,122	1,189,142
Alliance Data Systems Corp.	1,134	198,427
Alliant Energy Corp.	6,253	294,704
Allstate Corp. (The)	8,692	818,613
Alphabet, Inc., Class C*	8,048	9,442,799
Alphabet, Inc., Class A*	25,241	29,705,880
Altria Group, Inc.	49,201	2,825,613
Amazon.com, Inc.*	12,314	21,928,155
Ameren Corp.	6,439	473,588
American Airlines Group, Inc.	10,244	325,349
American Electric Power Co., Inc.	13,047	1,092,686
American Express Co.	18,053	1,973,193
American International Group, Inc.	22,584	972,467
American Tower Corp. (REIT)	11,556	2,277,225
American Water Works Co., Inc.	4,762	496,486
Ameriprise Financial, Inc.	3,453	442,329
AmerisourceBergen Corp.	4,192	333,348
AMETEK, Inc.	5,891	488,776
Amgen, Inc.	16,293	3,095,344
Amphenol Corp., Class A	7,838	740,221
Anadarko Petroleum Corp.	12,956	589,239
Analog Devices, Inc.	9,628	1,013,540
AnaptysBio, Inc.*	16,390	1,197,289
ANSYS, Inc.*	2,217	405,068
Anthem, Inc.	36,152	10,374,901
AO Smith Corp.	3,798	202,509
Aon plc	6,264	1,069,265
Apache Corp.	9,535	330,483
Apartment Investment & Management Co. (REIT), Class A	4,006	201,462
Apple, Inc.	117,360	22,292,532
Applied Materials, Inc.	24,855	985,749
Aptiv plc	6,764	537,670
Archer-Daniels-Midland Co.	14,583	628,965
Arconic, Inc.	11,341	216,727
Arista Networks, Inc.*	1,362	428,295
Arthur J Gallagher & Co.	4,777	373,084
Assurant, Inc.	1,382	131,166
AT&T, Inc.	190,753	5,982,014
Atmos Energy Corp.	3,115	320,627
Autodesk, Inc.*	5,697	887,707
Automatic Data Processing, Inc.	11,386	1,818,800
AutoZone, Inc.*	649	664,654
AvalonBay Communities, Inc. (REIT)	3,688	740,292
Avery Dennison Corp.	2,180	246,340
Baker Hughes a GE Co.	13,613	377,352
Ball Corp.	8,737	505,523
Bank of America Corp.	235,228	6,489,941
Bank of New York Mellon Corp. (The)	22,997	1,159,739
Baxter International, Inc.	12,481	1,014,830
BB&T Corp.	20,044	932,647
Becton Dickinson and Co.	7,051	1,760,846
Berkshire Hathaway, Inc., Class B*	50,891	10,223,493
Best Buy Co., Inc.	6,205	440,927
Biogen, Inc.*	12,291	2,905,347
BlackRock, Inc.‡	3,159	1,350,062
Bluebird Bio, Inc.(x)*	13,600	2,139,688
Blueprint Medicines Corp.*	26,060	2,086,103
Boeing Co. (The)	13,737	5,239,567
Booking Holdings, Inc.*	1,179	2,057,249
BorgWarner, Inc.	5,511	211,678
Boston Properties, Inc. (REIT)	4,074	545,427
Boston Scientific Corp.*	36,451	1,398,989
Brighthouse Financial, Inc.*	3,145	114,132
Bristol-Myers Squibb Co.	42,813	2,042,608
Broadcom, Inc.	10,373	3,119,265
Broadridge Financial Solutions, Inc.	3,061	317,395
Brown-Forman Corp., Class B	4,320	228,010
Cabot Oil & Gas Corp.	10,728	280,001
Cadence Design Systems, Inc.*	7,157	454,541
Campbell Soup Co.(x)	5,077	193,586
Capital One Financial Corp.	12,320	1,006,421
Capri Holdings Ltd.*	3,940	180,255
Cardinal Health, Inc.	7,901	380,433
CarMax, Inc.(x)*	4,352	303,770
Carnival Corp.	10,647	540,016
Carnival plc	7,618	373,566
Caterpillar, Inc.	15,070	2,041,834
Cboe Global Markets, Inc.	2,950	281,548
CBRE Group, Inc., Class A*	7,977	394,463
CBS Corp. (Non-Voting), Class B	9,101	432,571
Celanese Corp.	3,366	331,921
Celgene Corp.*	18,402	1,736,045
Centene Corp.*	52,232	2,773,519
CenterPoint Energy, Inc.	13,292	408,064
CenturyLink, Inc.	25,080	300,709
Cerner Corp.*	8,356	478,047
CF Industries Holdings, Inc.	5,680	232,198
CH Robinson Worldwide, Inc.	3,450	300,115
Charles Schwab Corp. (The)	30,845	1,318,932
Charter Communications, Inc., Class A*	4,531	1,571,849
Chevron Corp.	49,700	6,122,046
Chipotle Mexican Grill, Inc.*	642	456,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Chubb Ltd.	11,986	$1,678,999
Church & Dwight Co., Inc.	6,475	461,214
Cigna Corp.	10,016	1,610,773
Cimarex Energy Co.	2,782	194,462
Cincinnati Financial Corp.	4,014	344,803
Cintas Corp.	2,181	440,802
Cisco Systems, Inc.	115,215	6,220,458
Citigroup, Inc.	167,301	10,409,468
Citizens Financial Group, Inc.	12,049	391,592
Citrix Systems, Inc.	3,217	320,606
Clorox Co. (The)	3,379	542,194
CME Group, Inc.	9,413	1,549,192
CMS Energy Corp.	7,474	415,106
Coca-Cola Co. (The)	100,777	4,722,410
Cognizant Technology Solutions Corp., Class A	15,061	1,091,169
Colgate-Palmolive Co.	109,536	7,507,597
Comcast Corp., Class A	118,089	4,721,198
Comerica, Inc.	4,066	298,119
Conagra Brands, Inc.	12,879	357,263
Concho Resources, Inc.	5,294	587,422
ConocoPhillips	29,667	1,979,976
Consolidated Edison, Inc.	8,407	712,998
Constellation Brands, Inc., Class A	4,428	776,361
Cooper Cos., Inc. (The)	1,297	384,132
Copart, Inc.*	5,072	307,312
Corning, Inc.	20,285	671,433
Costco Wholesale Corp.	11,530	2,791,874
Coty, Inc., Class A	12,271	141,116
Crown Castle International Corp. (REIT)	10,938	1,400,064
CSX Corp.	20,282	1,517,499
Cummins, Inc.	3,799	599,748
CVS Health Corp.	33,977	1,832,380
Danaher Corp.	16,445	2,171,069
Darden Restaurants, Inc.	3,244	394,049
DaVita, Inc.*	3,265	177,257
Deere & Co.	8,367	1,337,381
Delta Air Lines, Inc.	16,228	838,176
Dentsply Sirona, Inc.	5,902	292,680
Devon Energy Corp.	11,400	359,784
Diamondback Energy, Inc.	4,090	415,258
Digital Realty Trust, Inc. (REIT)	5,526	657,594
Discover Financial Services	8,655	615,890
Discovery, Inc., Class A(x)*	4,104	110,890
Discovery, Inc., Class C*	9,554	242,863
DISH Network Corp., Class A*	6,045	191,566
Dollar General Corp.	6,838	815,773
Dollar Tree, Inc.*	6,272	658,811
Dominion Energy, Inc.	20,927	1,604,264
Dover Corp.	3,679	345,090
DowDuPont, Inc.	59,047	3,147,796
DR Horton, Inc.	9,018	373,165
DTE Energy Co.	4,795	598,128
Duke Energy Corp.	19,038	1,713,420
Duke Realty Corp. (REIT)	9,427	288,278
DXC Technology Co.	6,857	440,974
E*TRADE Financial Corp.	6,318	293,345
Eastman Chemical Co.	3,728	282,881
Eaton Corp. plc	11,045	889,785
eBay, Inc.	22,514	836,170
Ecolab, Inc.	6,612	1,167,282
Edison International	8,597	532,326
Edwards Lifesciences Corp.*	5,437	1,040,261
Electronic Arts, Inc.*	7,851	797,897
Eli Lilly & Co.	22,612	2,934,133
Emerson Electric Co.	16,016	1,096,616
Entergy Corp.	4,967	474,994
EOG Resources, Inc.	15,296	1,455,873
Equifax, Inc.	29,457	3,490,654
Equinix, Inc. (REIT)	2,180	987,889
Equity Residential (REIT)	9,584	721,867
Essex Property Trust, Inc. (REIT)	1,742	503,856
Estee Lauder Cos., Inc. (The), Class A	5,713	945,787
Everest Re Group Ltd.	1,078	232,805
Evergy, Inc.	6,663	386,787
Eversource Energy	8,358	593,000
Exelon Corp.	25,524	1,279,518
Expedia Group, Inc.	2,987	355,453
Expeditors International of Washington, Inc.	4,597	348,912
Extra Space Storage, Inc. (REIT)	3,355	341,908
Exxon Mobil Corp.	110,977	8,966,942
F5 Networks, Inc.*	1,492	234,140
Facebook, Inc., Class A*	116,626	19,440,388
Fastenal Co.	7,574	487,084
Federal Realty Investment Trust (REIT)	1,939	267,291
FedEx Corp.	6,306	1,143,971
Ferguson plc	10,362	659,144
Fidelity National Information Services, Inc.	8,505	961,915
Fifth Third Bancorp	20,112	507,225
First Republic Bank	4,366	438,608
FirstEnergy Corp.	13,188	548,753
Fiserv, Inc.*	10,151	896,130
FleetCor Technologies, Inc.*	2,248	554,334
FLIR Systems, Inc.	3,308	157,395
Flowserve Corp.	3,376	152,393
Fluor Corp.	3,395	124,936
FMC Corp.	3,552	272,865
Foot Locker, Inc.	3,047	184,648
Ford Motor Co.	101,624	892,259
Fortinet, Inc.*	3,792	318,414
Fortive Corp.	7,794	653,839
Fortune Brands Home & Security, Inc.	3,696	175,967
Fox Corp., Class A*	9,458	347,215
Fox Corp., Class B*	4,284	153,710
Franklin Resources, Inc.	7,892	261,541
Freeport-McMoRan, Inc.	38,233	492,823
Gap, Inc. (The)	5,665	148,310
Garmin Ltd.	3,143	271,398
Gartner, Inc.*	2,269	344,162
General Dynamics Corp.	7,096	1,201,211
General Electric Co.	228,085	2,278,569
General Mills, Inc.	15,508	802,539
General Motors Co.	34,614	1,284,179
Genuine Parts Co.	3,844	430,643
Gilead Sciences, Inc.	40,379	2,625,039
Global Payments, Inc.	4,172	569,561
GlycoMimetics, Inc.(x)*	72,410	902,229
Goldman Sachs Group, Inc. (The)	29,526	5,668,697
H&R Block, Inc.	5,255	125,805
Halliburton Co.	23,242	680,991
Hanesbrands, Inc.	9,697	173,382
Harley-Davidson, Inc.	4,318	153,980
Harris Corp.	3,101	495,261
Hartford Financial Services Group, Inc. (The)	9,331	463,937
Hasbro, Inc.	3,081	261,947
HCA Healthcare, Inc.	6,980	910,052
HCP, Inc. (REIT)	12,663	396,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Helmerich & Payne, Inc.	2,875	$159,735
Henry Schein, Inc.*	4,040	242,844
Hershey Co. (The)	3,720	427,168
Hess Corp.	6,583	396,494
Hewlett Packard Enterprise Co.	35,443	546,885
Hilton Worldwide Holdings, Inc.	7,651	635,875
HollyFrontier Corp.	3,888	191,562
Hologic, Inc.*	6,791	328,684
Home Depot, Inc. (The)	29,558	5,671,885
Honeywell International, Inc.	19,094	3,034,418
Hormel Foods Corp.	7,238	323,973
Host Hotels & Resorts, Inc. (REIT)	19,570	369,873
HP, Inc.	40,164	780,387
Humana, Inc.	3,568	949,088
Huntington Bancshares, Inc.	26,820	340,078
Huntington Ingalls Industries, Inc.	1,052	217,974
IDEXX Laboratories, Inc.*	2,287	511,373
IHS Markit Ltd.*	9,671	525,909
Illinois Tool Works, Inc.	7,940	1,139,628
Illumina, Inc.*	3,885	1,207,031
Incyte Corp.*	31,155	2,679,642
Ingersoll-Rand plc	6,390	689,801
Intel Corp.	117,750	6,323,175
Intercontinental Exchange, Inc.	14,815	1,128,014
International Business Machines Corp.	23,300	3,287,630
International Flavors & Fragrances, Inc.(x)	2,670	343,869
International Game Technology plc	96,282	1,250,703
International Paper Co.	10,376	480,098
Interpublic Group of Cos., Inc. (The)	10,115	212,516
Intuit, Inc.	46,019	12,029,827
Intuitive Surgical, Inc.*	3,004	1,714,022
Invesco Ltd.	9,879	190,763
Ionis Pharmaceuticals, Inc.*	30,870	2,505,718
IPG Photonics Corp.*	960	145,709
IQVIA Holdings, Inc.*	4,202	604,458
Iron Mountain, Inc. (REIT)	7,591	269,177
Jack Henry & Associates, Inc.	2,036	282,475
Jacobs Engineering Group, Inc.	3,002	225,720
JB Hunt Transport Services, Inc.	2,283	231,245
Jefferies Financial Group, Inc.	7,467	140,305
JM Smucker Co. (The)	3,001	349,616
Johnson & Johnson	69,759	9,751,611
Johnson Controls International plc	24,035	887,853
JPMorgan Chase & Co.	85,752	8,680,675
Juniper Networks, Inc.	9,226	244,212
Kansas City Southern	2,536	294,125
Kellogg Co.	6,678	383,184
KeyCorp	26,685	420,289
Keysight Technologies, Inc.*	4,947	431,378
Kimberly-Clark Corp.	9,007	1,115,967
Kimco Realty Corp. (REIT)	11,179	206,811
Kinder Morgan, Inc.	50,973	1,019,970
KLA-Tencor Corp.	4,328	516,806
Kohl’s Corp.	4,382	301,350
Kraft Heinz Co. (The)	16,176	528,146
Kroger Co. (The)	20,756	510,598
L Brands, Inc.	6,010	165,756
L3 Technologies, Inc.	2,067	426,567
Laboratory Corp. of America Holdings*	2,563	392,088
Lam Research Corp.	3,993	714,787
Lamb Weston Holdings, Inc.	3,873	290,243
Leggett & Platt, Inc.	3,491	147,390
Lennar Corp., Class A	7,320	359,339
Lincoln National Corp.	5,349	313,986
LKQ Corp.*	8,236	233,738
Lockheed Martin Corp.	6,436	1,931,830
Loews Corp.	7,341	351,854
Lowe’s Cos., Inc.	21,067	2,306,204
LyondellBasell Industries NV, Class A	7,933	667,007
M&T Bank Corp.	3,615	567,627
Macerich Co. (The) (REIT)	2,806	121,640
MacroGenics, Inc.*	68,080	1,224,078
Macy’s, Inc.	8,154	195,941
Marathon Oil Corp.	20,945	349,991
Marathon Petroleum Corp.	17,634	1,055,395
Marriott International, Inc., Class A	7,363	921,038
Marsh & McLennan Cos., Inc.	13,303	1,249,152
Martin Marietta Materials, Inc.	1,631	328,125
Masco Corp.	7,822	307,483
Mastercard, Inc., Class A	23,634	5,564,625
Mattel, Inc.(x)*	9,489	123,357
Maxim Integrated Products, Inc.	126,425	6,722,017
McCormick & Co., Inc. (Non-Voting)	3,200	482,016
McDonald’s Corp.	20,052	3,807,875
McKesson Corp.	5,021	587,758
Medtronic plc	35,132	3,199,823
Merck & Co., Inc.	67,411	5,606,573
MetLife, Inc.	25,066	1,067,060
Mettler-Toledo International, Inc.*	638	461,274
MGM Resorts International	13,493	346,230
Microchip Technology, Inc.(x)	6,215	515,596
Micron Technology, Inc.*	29,602	1,223,451
Microsoft Corp.	200,870	23,690,608
Mid-America Apartment Communities, Inc. (REIT)	2,982	326,022
Mirati Therapeutics, Inc.(x)*	12,472	914,198
Mohawk Industries, Inc.*	1,535	193,640
Molson Coors Brewing Co., Class B	5,028	299,920
Mondelez International, Inc., Class A	37,815	1,887,725
Monster Beverage Corp.*	10,202	556,825
Moody’s Corp.	4,405	797,701
Morgan Stanley	34,004	1,434,969
Mosaic Co. (The)	9,244	252,454
Motorola Solutions, Inc.	4,336	608,861
MSCI, Inc.	2,146	426,711
Mylan NV*	13,604	385,537
Nasdaq, Inc.	3,065	268,157
National Oilwell Varco, Inc.	10,096	268,957
Nektar Therapeutics*	4,513	151,637
NetApp, Inc.	6,395	443,429
Netflix, Inc.*	11,434	4,076,907
Newell Brands, Inc.	144,491	2,216,492
Newmont Mining Corp.	14,074	503,427
News Corp., Class A	9,909	123,268
News Corp., Class B	3,282	40,992
NextEra Energy, Inc.	12,529	2,422,106
Nielsen Holdings plc	9,399	222,474
NIKE, Inc., Class B	32,900	2,770,509
NiSource, Inc.	9,634	276,110
Noble Energy, Inc.	12,686	313,725
Nordstrom, Inc.	3,041	134,960
Norfolk Southern Corp.	6,983	1,305,053
Northern Trust Corp.	5,693	514,704
Northrop Grumman Corp.	4,445	1,198,372
Norwegian Cruise Line Holdings Ltd.*	5,505	302,555
NRG Energy, Inc.	7,250	307,980
Nucor Corp.	8,042	469,251
NVIDIA Corp.	15,866	2,848,899
Occidental Petroleum Corp.	19,639	1,300,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Omnicom Group, Inc.	5,943	$433,780
ONEOK, Inc.	10,849	757,694
Oracle Corp. (Turquoise Stock Exchange)	66,682	3,581,490
O’Reilly Automotive, Inc.*	2,027	787,084
PACCAR, Inc.	9,247	630,091
Packaging Corp. of America	2,493	247,754
Parker-Hannifin Corp.	3,386	581,105
Paychex, Inc.	8,446	677,369
PayPal Holdings, Inc.*	97,700	10,145,168
Pentair plc	3,877	172,565
People’s United Financial, Inc.	10,010	164,564
PepsiCo, Inc.	36,872	4,518,664
PerkinElmer, Inc.	2,922	281,564
Perrigo Co. plc	3,315	159,650
Pfizer, Inc.	145,358	6,173,354
Philip Morris International, Inc.	40,707	3,598,092
Phillips 66	11,035	1,050,201
Pinnacle West Capital Corp.	2,972	284,064
Pioneer Natural Resources Co.	4,365	664,702
PNC Financial Services Group, Inc. (The)‡	11,860	1,454,748
PPG Industries, Inc.	6,221	702,164
PPL Corp.	19,095	606,075
Principal Financial Group, Inc.	6,991	350,878
Procter & Gamble Co. (The)	65,506	6,815,899
Progressive Corp. (The)	15,418	1,111,484
Prologis, Inc. (REIT)	16,631	1,196,600
Prudential Financial, Inc.	10,742	986,975
Public Service Enterprise Group, Inc.	13,147	781,063
Public Storage (REIT)	3,900	849,342
PulteGroup, Inc.	6,259	175,002
PVH Corp.	2,067	252,071
QIAGEN NV*	9,956	403,617
Qorvo, Inc.*	3,050	218,776
QUALCOMM, Inc.	31,865	1,817,261
Quanta Services, Inc.	3,364	126,957
Quest Diagnostics, Inc.	3,392	305,009
Ralph Lauren Corp.	1,310	169,881
Raymond James Financial, Inc.	3,391	272,670
Raytheon Co.	7,402	1,347,756
Realty Income Corp. (REIT)	7,957	585,317
Red Hat, Inc.*	4,680	855,036
Regency Centers Corp. (REIT)	4,431	299,048
Regeneron Pharmaceuticals, Inc.*	2,064	847,520
Regions Financial Corp.	26,246	371,381
Republic Services, Inc.	5,768	463,632
ResMed, Inc.	3,766	391,551
resTORbio, Inc.(x)*	65,620	447,528
Robert Half International, Inc.	3,191	207,926
Rockwell Automation, Inc.	3,099	543,751
Rollins, Inc.	3,885	161,694
Roper Technologies, Inc.	2,747	939,392
Ross Stores, Inc.	9,711	904,094
Royal Caribbean Cruises Ltd.	4,521	518,197
S&P Global, Inc.	49,532	10,428,963
Sage Therapeutics, Inc.(x)*	21,980	3,495,919
salesforce.com, Inc.*	20,031	3,172,309
Sarepta Therapeutics, Inc.(x)*	9,390	1,119,194
SBA Communications Corp. (REIT)*	2,930	585,004
Schlumberger Ltd.	36,453	1,588,257
Seagate Technology plc	6,520	312,243
Sealed Air Corp.	4,031	185,668
Sempra Energy	7,267	914,625
Sherwin-Williams Co. (The)	2,141	922,150
Simon Property Group, Inc. (REIT)	8,149	1,484,829
Skyworks Solutions, Inc.	4,498	370,995
SL Green Realty Corp. (REIT)	2,060	185,235
Snap-on, Inc.	1,511	236,502
Southern Co. (The)	27,117	1,401,407
Southwest Airlines Co.	12,809	664,915
Stanley Black & Decker, Inc.	4,039	549,991
Starbucks Corp.	32,561	2,420,585
State Street Corp.	9,872	649,676
Stryker Corp.	8,078	1,595,567
SunTrust Banks, Inc.	11,634	689,314
SVB Financial Group*	1,328	295,294
Symantec Corp.	16,943	389,520
Synchrony Financial	16,966	541,215
Synopsys, Inc.*	3,882	447,012
Sysco Corp.	12,438	830,361
T. Rowe Price Group, Inc.	6,231	623,848
Take-Two Interactive Software, Inc.*	3,003	283,393
Tapestry, Inc.	7,600	246,924
Target Corp.	13,813	1,108,631
TE Connectivity Ltd.	8,874	716,576
Teleflex, Inc.	1,225	370,146
Texas Instruments, Inc.	24,573	2,606,458
Textron, Inc.	6,192	313,687
Thermo Fisher Scientific, Inc.	10,543	2,885,830
Tiffany & Co.	41,653	4,396,474
TJX Cos., Inc. (The)	32,542	1,731,560
Torchmark Corp.	2,721	222,986
Total System Services, Inc.	4,233	402,177
Tractor Supply Co.	3,196	312,441
TransDigm Group, Inc.*	1,287	584,285
Travelers Cos., Inc. (The)	6,890	945,032
TripAdvisor, Inc.*	2,891	148,742
Twitter, Inc.*	19,401	637,905
Tyson Foods, Inc., Class A	7,807	542,040
UDR, Inc. (REIT)	7,307	332,176
Ulta Beauty, Inc.*	1,466	511,238
Under Armour, Inc., Class A(x)*	4,905	103,692
Under Armour, Inc., Class C*	5,101	96,256
Union Pacific Corp.	18,931	3,165,263
United Continental Holdings, Inc.*	5,826	464,798
United Parcel Service, Inc., Class B	53,993	6,033,178
United Rentals, Inc.*	2,133	243,695
United Technologies Corp.	21,255	2,739,557
UnitedHealth Group, Inc.	25,128	6,213,149
Universal Health Services, Inc., Class B	2,226	297,772
Unum Group	5,377	181,904
US Bancorp	39,158	1,887,024
Valero Energy Corp.	10,817	917,606
Varian Medical Systems, Inc.*	2,416	342,396
Ventas, Inc. (REIT)	9,400	599,814
VeriSign, Inc.*	2,728	495,296
Verisk Analytics, Inc.	4,346	578,018
Verizon Communications, Inc.	108,210	6,398,457
Vertex Pharmaceuticals, Inc.*	6,749	1,241,479
VF Corp.	8,463	735,519
Viacom, Inc., Class B	9,477	266,019
Visa, Inc., Class A	45,833	7,158,656
Vornado Realty Trust (REIT)	4,568	308,066
Vulcan Materials Co.	3,490	413,216
Wabtec Corp.	3,561	262,517
Walgreens Boots Alliance, Inc.	20,910	1,322,976
Walmart, Inc.	37,282	3,636,113
Walt Disney Co. (The)	86,967	9,655,952
Waste Management, Inc.	10,202	1,060,090
Waters Corp.*	1,873	471,453
WEC Energy Group, Inc.	8,325	658,341
WellCare Health Plans, Inc.*	1,319	355,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Wells Fargo & Co.	107,234	$5,181,547
Welltower, Inc. (REIT)	10,116	785,002
Western Digital Corp.	7,576	364,103
Western Union Co. (The)	11,895	219,701
Westrock Co.	6,731	258,134
Weyerhaeuser Co. (REIT)	19,960	525,746
Whirlpool Corp.	1,664	221,129
Williams Cos., Inc. (The)	32,154	923,463
Willis Towers Watson plc	3,451	606,168
WW Grainger, Inc.	1,200	361,116
Wynn Resorts Ltd.	2,580	307,846
Xcel Energy, Inc.	13,628	766,030
Xerox Corp.	4,912	157,086
Xilinx, Inc.	6,673	846,070
Xylem, Inc.	4,739	374,571
Yum! Brands, Inc.	7,907	789,198
Zimmer Biomet Holdings, Inc.	24,400	3,115,880
Zions Bancorp NA	4,659	211,565
Zoetis, Inc.	12,497	1,258,073

		770,838,284

Total Common Stocks (89.8%) (Cost $1,080,270,480)		1,815,562,507

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	509,890	40,850

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	2,876,152	2,877,015

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,040,615, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,061,202.(xx)	1,040,394	1,040,394
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $4,000,850, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $4,080,855.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $200,043, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $214,271.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $1,020,000.(xx)	1,000,000	1,000,000
Societe Generale SA, 2.51%, dated 3/29/19, due 4/1/19, repurchase price $1,000,209, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $1,112,202.(xx)	1,000,000	1,000,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $3,001,482, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $3,336,605.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		11,240,394

Total Short-Term Investments (0.7%) (Cost $14,117,409)		14,117,409

Total Investments in Securities (90.5%) (Cost $1,094,387,889)		1,829,720,766
Other Assets Less Liabilities (9.5%)		192,157,189

Net Assets (100%)		$2,021,877,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $8,456,790 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $25,212,801. This was collateralized by $15,432,473 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-11/15/48 and by cash of $11,240,394 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings as of March 31, 2019	Market Value	% of Net Assets
Financials	$330,128,027	16.3%
Information Technology	260,071,407	12.9
Consumer Discretionary	212,738,366	10.5
Health Care	210,090,768	10.4
Industrials	203,745,201	10.1
Consumer Staples	173,494,335	8.6
Communication Services	166,218,965	8.2
Energy	85,303,604	4.2
Materials	74,825,982	3.7
Real Estate	53,323,401	2.6
Utilities	45,663,301	2.3
Repurchase Agreements	11,240,394	0.6
Investment Company	2,877,015	0.1
Cash and Other	192,157,189	9.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	83,927	1,808,259	—	—	—	303,416	2,111,675	—	—
BlackRock, Inc.	3,159	1,265,273	—	(26,237)	13,686	97,340	1,350,062	10,629	—
PNC Financial Services Group, Inc. (The)	11,860	1,432,382	—	(49,935)	34,229	38,072	1,454,748	11,639	—

Total		4,505,914	—	(76,172)	47,915	438,828	4,916,485	22,268	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,052	6/2019	EUR	38,612,250	523,932
FTSE 100 Index	255	6/2019	GBP	23,951,176	566,966
S&P 500 E-Mini Index	686	6/2019	USD	97,336,540	2,337,376
SPI 200 Index	88	6/2019	AUD	9,639,780	(15,872)
TOPIX Index	168	6/2019	JPY	24,132,094	(98,001)

					3,314,401

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	46,257,692	HKD	362,230,106	UBS AG	5/24/2019	34,778
AUD	1,268,635	USD	894,403	HSBC Bank plc	6/21/2019	7,742
JPY	224,724,225	USD	2,038,139	HSBC Bank plc	6/21/2019	2,391

Total unrealized appreciation						44,911

EUR	2,868,565	USD	3,250,047	HSBC Bank plc	6/21/2019	(10,108)
GBP	1,552,248	USD	2,030,675	HSBC Bank plc	6/21/2019	(763)

Total unrealized depreciation						(10,871)

Net unrealized appreciation						34,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Argentina	$873,524	$—	$—		$873,524
Australia	—	46,500,418	—		46,500,418
Austria	—	1,411,782	—		1,411,782
Belgium	—	6,072,382	—		6,072,382
Brazil	27,503,321	—	—		27,503,321
Chile	200,515	5,626,751	—		5,827,266
China	22,602,466	62,834,076	—		85,436,542
Colombia	—	180,996	—		180,996
Denmark	—	12,093,838	—		12,093,838
Egypt	—	2,194,961	—		2,194,961
Finland	—	7,119,661	—		7,119,661
France	—	99,303,821	—		99,303,821
Germany	—	76,363,963	—		76,363,963
Hong Kong	1,621,787	20,448,620	—		22,070,407
Hungary	—	6,528,511	—		6,528,511
India	6,285,077	35,128,400	—		41,413,477
Indonesia	—	16,306,885	—		16,306,885
Ireland	333,815	3,443,854	—		3,777,669
Israel	1,582,772	1,677,843	—		3,260,615
Italy	—	13,071,134	—		13,071,134
Japan	—	181,812,569	—		181,812,569
Luxembourg	—	1,439,058	—		1,439,058
Macau	—	1,568,684	—		1,568,684
Malaysia	—	7,159,934	—		7,159,934
Malta	—	—	—	(a)	—	(a)
Mexico	16,224,777	120,109	—		16,344,886
Netherlands	2,755,063	27,404,701	—		30,159,764
New Zealand	—	1,469,963	—		1,469,963
Norway	—	4,281,037	—		4,281,037
Peru	7,761,161	—	—		7,761,161
Philippines	—	4,291,360	—		4,291,360
Poland	—	5,791,633	—		5,791,633
Portugal	—	5,237,314	—		5,237,314
Russia	10,357,724	3,083,850	—		13,441,574
Singapore	—	7,849,507	—		7,849,507
South Africa	—	17,233,635	—		17,233,635
South Korea	—	13,337,540	—		13,337,540
Spain	—	23,727,894	—		23,727,894
Sweden	—	20,828,531	—		20,828,531
Switzerland	—	62,434,007	—		62,434,007
Taiwan	—	25,952,019	—		25,952,019
Thailand	—	4,972,534	—		4,972,534
Turkey	—	5,137,296	—		5,137,296
United Arab Emirates	—	136,216	—		136,216
United Kingdom	5,266,830	98,978,618	799,486		105,044,934
United States	769,401,957	1,436,327	—		770,838,284
Forward Currency Contracts	—	44,911	—		44,911
Futures	3,428,274	—	—		3,428,274
Preferred Stock
India	—	40,850	—		40,850
Short-Term Investments
Investment Company	2,877,015	—	—		2,877,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Repurchase Agreements	$—	$11,240,394	$—	$11,240,394

Total Assets	$879,076,078	$953,318,387	$799,486	$1,833,193,951

Liabilities:
Forward Currency Contracts	$—	$(10,871)	$—	$(10,871)
Futures	(113,873)	—	—	(113,873)

Total Liabilities	$(113,873)	$(10,871)	$—	$(124,744)

Total	$878,962,205	$953,307,516	$799,486	$1,833,069,207

(a)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$824,691,674
Aggregate gross unrealized depreciation	(88,899,673)

Net unrealized appreciation	$735,792,001

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,097,277,206

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.4%)
AGL Energy Ltd.	36,563	$565,183
Alumina Ltd.	129,922	223,248
Amcor Ltd.	65,226	712,768
AMP Ltd.	169,708	253,052
APA Group	65,476	463,982
Aristocrat Leisure Ltd.	30,909	537,919
ASX Ltd.	10,719	531,554
Aurizon Holdings Ltd.	109,853	354,905
AusNet Services	92,380	116,430
Australia & New Zealand Banking Group Ltd.	157,917	2,918,717
Bank of Queensland Ltd.	21,721	140,349
Bendigo & Adelaide Bank Ltd.	25,453	174,946
BHP Group Ltd.	161,881	4,424,179
BHP Group Ltd. (ADR)(x)	34,350	1,877,914
BHP Group plc	115,907	2,790,703
BlueScope Steel Ltd.	30,943	306,497
Boral Ltd.	66,487	216,690
Brambles Ltd.	292,065	2,438,798
Caltex Australia Ltd.	46,125	858,405
Challenger Ltd.	30,103	176,982
CIMIC Group Ltd.	4,886	167,429
Coca-Cola Amatil Ltd.	29,304	179,983
Cochlear Ltd.	3,106	382,154
Coles Group Ltd.*	63,213	531,880
Commonwealth Bank of Australia	96,711	4,850,824
Computershare Ltd.	24,947	302,549
Crown Resorts Ltd.(x)	22,148	181,008
CSL Ltd.	24,861	3,441,189
Dexus (REIT)	53,032	479,729
Domino’s Pizza Enterprises Ltd.(x)	3,136	96,684
Flight Centre Travel Group Ltd.	3,017	90,080
Fortescue Metals Group Ltd.	78,703	397,329
Goodman Group (REIT)	92,291	874,842
GPT Group (The) (REIT)	102,790	453,243
Harvey Norman Holdings Ltd.(x)	34,572	98,682
Incitec Pivot Ltd.	84,155	186,433
Insurance Australia Group Ltd.	127,854	697,211
Lendlease Group	30,816	270,886
Macquarie Group Ltd.	18,027	1,656,585
Medibank Pvt Ltd.	160,331	314,207
Mirvac Group (REIT)	215,622	421,032
National Australia Bank Ltd.	149,574	2,683,801
Newcrest Mining Ltd.	41,927	759,439
Oil Search Ltd.	319,308	1,779,788
Orica Ltd.	19,764	247,409
Origin Energy Ltd.	99,110	506,686
QBE Insurance Group Ltd.	73,758	644,698
Ramsay Health Care Ltd.	8,321	380,201
REA Group Ltd.(x)	2,703	143,369
Rio Tinto Ltd.	20,684	1,437,972
Rio Tinto plc	64,490	3,747,017
Rio Tinto plc (ADR)	49,578	2,917,665
Santos Ltd.	96,958	470,212
Scentre Group (REIT)	287,367	838,625
SEEK Ltd.(x)	19,957	248,550
Sonic Healthcare Ltd.	21,025	366,651
South32 Ltd.	288,171	763,217
Stockland (REIT)(x)	133,098	363,849
Suncorp Group Ltd.(x)	73,223	716,450
Sydney Airport	61,182	322,776
Tabcorp Holdings Ltd.	110,588	362,776
Telstra Corp. Ltd.	229,211	540,334
TPG Telecom Ltd.	19,853	97,972
Transurban Group	145,792	1,366,459
Treasury Wine Estates Ltd.	41,122	435,936
Vicinity Centres (REIT)	180,238	332,743
Wesfarmers Ltd.	61,656	1,516,937
Westpac Banking Corp.	189,560	3,488,756
Woodside Petroleum Ltd.	50,198	1,233,964
Woolworths Group Ltd.	72,742	1,570,174
WorleyParsons Ltd.	17,645	177,408

		66,619,014

Austria (0.5%)
ANDRITZ AG(x)	4,242	181,964
Erste Group Bank AG	71,848	2,640,308
OMV AG	8,341	452,575
Raiffeisen Bank International AG	8,516	191,152
Schoeller-Bleckmann Oilfield Equipment AG(x)	23,323	1,936,030
Verbund AG	3,742	179,573
voestalpine AG	57,904	1,758,300

		7,339,902

Belgium (0.5%)
Ageas	9,769	471,210
Anheuser-Busch InBev SA/NV	41,873	3,511,555
Colruyt SA	3,111	229,975
Groupe Bruxelles Lambert SA	4,577	444,729
KBC Group NV	14,002	978,216
Proximus SADP	8,575	247,305
Solvay SA	4,263	460,891
Telenet Group Holding NV	2,780	133,720
UCB SA	7,049	605,376
Umicore SA(x)	11,044	490,465

		7,573,442

Brazil (0.2%)
Ambev SA (ADR)	179,958	773,819
Banco Bradesco SA (ADR)	241,594	2,635,791

		3,409,610

Canada (0.7%)
Canadian National Railway Co.	43,628	3,903,833
Element Fleet Management Corp.	82,115	519,229
Magna International, Inc.	48,069	2,340,592
Ritchie Bros Auctioneers, Inc.	48,205	1,636,593
Rogers Communications, Inc., Class B(x)	30,455	1,639,088
Suncor Energy, Inc.	28,726	930,986

		10,970,321

Chile (0.1%)
Antofagasta plc	22,849	287,478
Sociedad Quimica y Minera de Chile SA (ADR)(x)	43,324	1,665,375

		1,952,853

China (1.7%)
51job, Inc. (ADR)*	9,139	711,745
Alibaba Group Holding Ltd. (ADR)*	18,135	3,308,731
Anhui Conch Cement Co. Ltd., Class H	492,500	3,008,347
ANTA Sports Products Ltd.	309,000	2,102,001
Baidu, Inc. (ADR)*	27,197	4,483,425
BeiGene Ltd. (ADR)*	1,793	236,676
BOC Hong Kong Holdings Ltd.	206,543	855,120
BYD Co. Ltd., Class H(x)	303,000	1,825,731
China Life Insurance Co. Ltd., Class H	914,000	2,456,755
China Resources Beer Holdings Co. Ltd.	320,000	1,347,270
China Resources Gas Group Ltd.	176,000	829,559
Minth Group Ltd.(x)	44,000	138,447
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	411,000	1,484,322
Sinopharm Group Co. Ltd., Class H	347,200	1,446,307

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Yangzijiang Shipbuilding Holdings Ltd.	143,834	$159,196
Yum China Holdings, Inc.	39,193	1,760,158

		26,153,790

Colombia (0.2%)
Bancolombia SA (ADR)	46,382	2,368,265
Millicom International Cellular SA (SDR)	3,667	222,648

		2,590,913

Czech Republic (0.1%)
Komercni banka A/S	43,368	1,771,553

Denmark (1.0%)
AP Moller - Maersk A/S, Class A	220	266,100
AP Moller - Maersk A/S, Class B	353	447,760
Carlsberg A/S, Class B	5,887	735,234
Chr Hansen Holding A/S	5,348	542,080
Coloplast A/S, Class B	6,434	705,909
Danske Bank A/S	39,389	691,263
Demant A/S*	5,775	170,767
DSV A/S	10,586	875,460
Genmab A/S*	3,460	600,460
H Lundbeck A/S	4,235	183,262
ISS A/S	9,548	290,511
Novo Nordisk A/S, Class B	126,681	6,631,556
Novozymes A/S, Class B	12,031	553,158
Orsted A/S(m)	10,242	776,221
Pandora A/S	5,939	278,059
Tryg A/S	7,358	201,877
Vestas Wind Systems A/S	10,739	903,603

		14,853,280

Finland (0.6%)
Elisa OYJ	8,078	364,453
Fortum OYJ	24,741	505,941
Kone OYJ, Class B	18,704	943,315
Metso OYJ	5,003	172,068
Neste OYJ	7,373	785,713
Nokia OYJ	304,771	1,734,683
Nokian Renkaat OYJ	6,345	212,386
Nordea Bank Abp	165,304	1,257,920
Orion OYJ, Class B	5,691	213,349
Sampo OYJ, Class A	24,479	1,109,631
Stora Enso OYJ, Class R	30,026	366,962
UPM-Kymmene OYJ	29,757	867,878
Wartsila OYJ Abp	25,017	403,684

		8,937,983

France (9.2%)
Accor SA	119,618	4,845,294
Aeroports de Paris	1,641	317,352
Air Liquide SA	42,862	5,449,919
Airbus SE	31,995	4,231,477
Alstom SA	8,024	347,616
Amundi SA(m)	3,522	221,640
Arkema SA	3,832	364,775
Atos SE	5,366	517,661
AXA SA‡	106,540	2,680,637
BioMerieux	2,414	199,573
BNP Paribas SA	99,669	4,763,956
Bollore SA	48,532	219,287
Bouygues SA	12,265	438,201
Bureau Veritas SA	14,731	345,362
Capgemini SE	28,727	3,483,470
Carrefour SA	31,777	593,503
Casino Guichard Perrachon SA(x)	3,170	137,437
Cie de Saint-Gobain	27,513	997,174
Cie Generale des Etablissements Michelin SCA	9,326	1,102,636
CNP Assurances	9,888	217,622
Covivio (REIT)	1,842	195,469
Credit Agricole SA	62,892	759,814
Danone SA	85,896	6,618,545
Dassault Aviation SA	147	216,840
Dassault Systemes SE	7,151	1,064,872
Edenred	62,313	2,835,827
Eiffage SA	4,043	388,488
Electricite de France SA	32,102	438,967
Engie SA	101,876	1,517,630
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	4,356	473,975
EssilorLuxottica SA (Turquoise Stock Exchange)	34,556	3,774,760
Eurazeo SE	2,346	176,319
Eutelsat Communications SA	9,982	174,622
Faurecia SA	4,424	185,999
Gecina SA (REIT)	2,521	372,721
Getlink SE	25,682	389,351
Hermes International	1,766	1,165,230
Icade (REIT)	2,038	172,374
Iliad SA	1,484	148,989
Imerys SA	2,120	105,683
Ingenico Group SA	3,120	222,661
Ipsen SA	2,060	282,380
JCDecaux SA	4,197	127,681
Kering SA	11,588	6,645,006
Klepierre SA (REIT)	11,343	396,735
Legrand SA	26,813	1,794,423
L’Oreal SA	31,132	8,374,372
LVMH Moet Hennessy Louis Vuitton SE	35,384	13,015,007
Natixis SA	52,998	283,638
Orange SA	249,646	4,060,586
Pernod Ricard SA	44,592	8,003,372
Peugeot SA	32,410	790,378
Publicis Groupe SA	29,529	1,581,016
Remy Cointreau SA	1,297	172,989
Renault SA	10,862	717,786
Rexel SA	16,968	191,385
Safran SA	49,480	6,785,387
Sanofi	61,900	5,467,416
Sartorius Stedim Biotech	1,520	192,501
Schneider Electric SE	69,022	5,415,134
SCOR SE	9,071	386,258
SEB SA	1,220	205,280
Societe BIC SA	1,460	130,120
Societe Generale SA	80,759	2,334,994
Sodexo SA	27,824	3,063,728
Suez	21,691	287,359
Teleperformance	3,151	566,248
Thales SA	5,794	693,813
TOTAL SA	131,773	7,319,866
Ubisoft Entertainment SA*	3,675	327,156
Unibail-Rodamco-Westfield (REIT)(x)	7,533	1,234,904
Valeo SA	12,598	365,307
Veolia Environnement SA	26,570	594,012
Vinci SA	28,051	2,728,750
Vivendi SA	57,806	1,674,917
Wendel SA	1,650	207,855

		139,291,487

Germany (7.0%)
1&1 Drillisch AG	3,090	110,017
adidas AG	10,341	2,512,564
Allianz SE (Registered)	38,623	8,590,550
Aroundtown SA	42,489	350,316
Axel Springer SE	2,313	119,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
BASF SE	50,474	$3,710,257
Bayer AG (Registered)	89,965	5,812,891
Bayerische Motoren Werke AG	18,076	1,394,027
Bayerische Motoren Werke AG (Preference)(q)	3,282	215,741
Beiersdorf AG	5,722	595,266
Brenntag AG	32,757	1,686,603
Commerzbank AG	55,857	432,337
Continental AG	19,831	2,985,336
Covestro AG(m)	9,437	518,924
Daimler AG (Registered)	81,571	4,780,994
Delivery Hero SE(m)*	5,238	189,198
Deutsche Bank AG (Registered)	109,464	891,464
Deutsche Boerse AG	10,483	1,344,089
Deutsche Lufthansa AG (Registered)	12,188	267,491
Deutsche Post AG (Registered)	136,839	4,451,475
Deutsche Telekom AG (Registered)	183,163	3,039,827
Deutsche Wohnen SE	19,475	944,406
E.ON SE	122,715	1,364,442
Evonik Industries AG	9,693	263,999
Fraport AG Frankfurt Airport Services Worldwide	2,176	166,569
Fresenius Medical Care AG & Co. KGaA	38,147	3,076,701
Fresenius SE & Co. KGaA	23,194	1,294,649
FUCHS PETROLUB SE (Preference)(q)	4,222	173,812
GEA Group AG	57,300	1,500,851
Hannover Rueck SE	3,355	481,724
HeidelbergCement AG	34,190	2,460,705
Henkel AG & Co. KGaA	5,642	536,375
Henkel AG & Co. KGaA (Preference)(q)	9,933	1,013,953
HOCHTIEF AG	1,124	162,649
HUGO BOSS AG	3,686	251,725
Infineon Technologies AG	119,216	2,365,025
Innogy SE*	7,633	326,652
KION Group AG	3,646	190,549
LANXESS AG	4,512	240,616
Merck KGaA	31,319	3,571,177
METRO AG	10,574	175,430
MTU Aero Engines AG	2,844	643,794
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	8,218	1,945,112
OSRAM Licht AG	5,032	173,178
Porsche Automobil Holding SE (Preference)(q)	8,251	517,756
ProSiebenSat.1 Media SE	13,328	190,173
Puma SE	354	205,300
Rheinmetall AG	39,434	4,108,555
RWE AG	28,566	765,849
SAP SE	147,853	17,082,972
Sartorius AG (Preference)(q)	2,025	347,319
Siemens AG (Registered)	52,290	5,627,486
Siemens Healthineers AG(m)	8,627	359,513
Symrise AG	23,839	2,147,869
Telefonica Deutschland Holding AG	35,709	112,118
thyssenkrupp AG	24,655	338,657
TUI AG	24,981	239,339
Uniper SE	11,728	353,762
United Internet AG (Registered)	6,791	247,807
Volkswagen AG	1,674	272,470
Volkswagen AG (Preference)(q)	10,184	1,603,002
Vonovia SE	64,137	3,325,329
Wirecard AG	6,545	820,085
Zalando SE(m)*	5,872	228,895

		106,217,172

Hong Kong (2.4%)
AIA Group Ltd.	1,254,252	12,486,677
ASM Pacific Technology Ltd.	17,607	196,370
Bank of East Asia Ltd. (The)	69,027	224,229
CK Asset Holdings Ltd.	139,705	1,242,226
CK Hutchison Holdings Ltd.	147,205	1,546,131
CK Infrastructure Holdings Ltd.	39,340	322,991
CLP Holdings Ltd.	90,564	1,049,857
Dah Sing Financial Holdings Ltd.	283,200	1,484,555
Dairy Farm International Holdings Ltd.	19,300	161,927
Hang Lung Group Ltd.	43,000	138,039
Hang Lung Properties Ltd.	123,438	301,285
Hang Seng Bank Ltd.	42,674	1,052,994
Henderson Land Development Co. Ltd.	73,551	467,544
HK Electric Investments & HK Electric Investments Ltd.(m)	160,500	163,977
HKT Trust & HKT Ltd.	188,042	302,306
Hong Kong & China Gas Co. Ltd.	511,646	1,226,655
Hong Kong Exchanges & Clearing Ltd.	65,639	2,287,764
Hongkong Land Holdings Ltd.	61,500	433,575
Hysan Development Co. Ltd.	34,907	186,987
Jardine Matheson Holdings Ltd.	11,800	729,948
Jardine Strategic Holdings Ltd.	11,800	439,668
Kerry Properties Ltd.	36,732	164,008
Link REIT (REIT)	115,999	1,356,532
Melco Resorts & Entertainment Ltd. (ADR)	12,680	286,441
MTR Corp. Ltd.	80,618	499,116
New World Development Co. Ltd.	331,238	549,394
NWS Holdings Ltd.	91,062	199,062
PCCW Ltd.	225,559	140,221
Power Assets Holdings Ltd.	76,996	534,071
Shangri-La Asia Ltd.	59,025	83,914
Sino Land Co. Ltd.	189,239	365,945
Sun Hung Kai Properties Ltd.	126,778	2,175,427
Swire Pacific Ltd., Class A	29,331	377,382
Swire Properties Ltd.	69,200	297,518
Techtronic Industries Co. Ltd.	76,000	510,704
WH Group Ltd.(m)	475,500	508,819
Wharf Holdings Ltd. (The)	74,330	224,412
Wharf Real Estate Investment Co. Ltd.	67,330	501,333
Wheelock & Co. Ltd.	43,116	315,820
Yue Yuen Industrial Holdings Ltd.	47,699	164,061

		35,699,885

India (0.7%)
HDFC Bank Ltd. (ADR)	57,235	6,634,109
ICICI Bank Ltd. (ADR)	250,344	2,868,942
Infosys Ltd. (ADR)	122,531	1,339,264

		10,842,315

Indonesia (0.1%)
Indofood Sukses Makmur Tbk. PT	2,091,100	936,149

Ireland (1.0%)
AerCap Holdings NV*	6,933	322,662
AIB Group plc	300,921	1,350,908
Bank of Ireland Group plc	50,706	302,030
CRH plc	140,630	4,361,834
ICON plc*	42,276	5,774,056
James Hardie Industries plc (CHDI)	24,149	311,046
Kerry Group plc, Class A	8,840	986,669
Kingspan Group plc	8,416	389,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Paddy Power Betfair plc (Aquis Stock Exchange)	13,015	$1,007,760
Paddy Power Betfair plc (Dublin Stock Exchange)	4,670	360,152
Smurfit Kappa Group plc	12,831	358,102

		15,524,740

Israel (0.5%)
Azrieli Group Ltd.	2,018	119,493
Bank Hapoalim BM	61,214	404,937
Bank Leumi Le-Israel BM	86,291	563,222
Bezeq The Israeli Telecommunication Corp. Ltd.	132,998	95,375
Check Point Software Technologies Ltd.*	27,057	3,422,440
Elbit Systems Ltd.	1,207	155,668
Israel Chemicals Ltd.	29,531	153,484
Mizrahi Tefahot Bank Ltd.	7,555	155,151
Nice Ltd.*	3,624	426,787
Nice Ltd. (ADR)*	10,449	1,280,107
Teva Pharmaceutical Industries Ltd. (ADR)*	53,177	833,815
Wix.com Ltd.*	2,391	288,905

		7,899,384

Italy (1.8%)
Assicurazioni Generali SpA	64,000	1,184,568
Atlantia SpA	25,818	668,717
Davide Campari-Milano SpA	29,631	290,838
DiaSorin SpA	15,650	1,574,718
Enel SpA	446,724	2,858,347
Eni SpA	315,778	5,580,444
Ferrari NV	6,847	917,834
Intesa Sanpaolo SpA	1,554,722	3,786,244
Leonardo SpA	20,725	240,852
Mediobanca Banca di Credito Finanziario SpA	32,165	334,183
Moncler SpA	10,189	410,548
Pirelli & C SpA(m)*	22,778	146,613
Poste Italiane SpA(m)	27,351	266,066
PRADA SpA	541,100	1,609,524
Prysmian SpA	162,134	3,067,302
Recordati SpA	6,401	249,229
Snam SpA	128,108	658,026
Telecom Italia SpA(x)*	1,011,688	609,407
Terna Rete Elettrica Nazionale SpA(x)	70,174	444,597
UniCredit SpA	108,990	1,397,182

		26,295,239

Japan (14.7%)
ABC-Mart, Inc.	1,940	115,353
Acom Co. Ltd.	25,000	89,100
Aeon Co. Ltd.	33,352	697,103
AEON Financial Service Co. Ltd.	76,338	1,551,832
Aeon Mall Co. Ltd.	5,768	94,719
AGC, Inc.	10,150	355,337
Air Water, Inc.	8,800	127,359
Aisin Seiki Co. Ltd.	9,138	326,092
Ajinomoto Co., Inc.	26,068	416,081
Alfresa Holdings Corp.	10,864	308,776
Alps Alpine Co. Ltd.	10,300	214,680
Amada Holdings Co. Ltd.	17,548	173,374
ANA Holdings, Inc.	6,130	224,503
Aozora Bank Ltd.	6,791	167,646
Asahi Group Holdings Ltd.	19,787	880,176
Asahi Intecc Co. Ltd.	5,400	253,361
Asahi Kasei Corp.	70,378	725,180
Asics Corp.	7,848	105,155
Astellas Pharma, Inc.	103,350	1,546,567
Bandai Namco Holdings, Inc.	32,419	1,518,132
Bank of Kyoto Ltd. (The)	2,616	109,285
Benesse Holdings, Inc.	4,374	113,464
Bridgestone Corp.	33,564	1,291,925
Brother Industries Ltd.	12,515	231,262
Calbee, Inc.	4,300	115,696
Canon, Inc.	55,630	1,612,733
Casio Computer Co. Ltd.(x)	10,527	137,251
Central Japan Railway Co.	7,900	1,832,618
Chiba Bank Ltd. (The)	34,472	186,932
Chubu Electric Power Co., Inc.	33,254	518,628
Chugai Pharmaceutical Co. Ltd.	45,747	3,141,159
Chugoku Electric Power Co., Inc. (The)(x)	16,662	207,617
Coca-Cola Bottlers Japan, Inc.	6,600	167,397
Concordia Financial Group Ltd.	58,600	225,771
Credit Saison Co. Ltd.	8,716	114,976
CyberAgent, Inc.	5,800	236,281
Dai Nippon Printing Co. Ltd.	12,981	310,031
Daicel Corp.	13,455	145,925
Daifuku Co. Ltd.(x)	5,800	301,435
Dai-ichi Life Holdings, Inc.	60,100	834,014
Daiichi Sankyo Co. Ltd.	31,587	1,453,521
Daikin Industries Ltd.	13,723	1,605,949
Daito Trust Construction Co. Ltd.(x)	4,038	562,179
Daiwa House Industry Co. Ltd.	84,458	2,681,654
Daiwa House REIT Investment Corp. (REIT)	90	199,522
Daiwa Securities Group, Inc.	87,676	426,395
DeNA Co. Ltd.	6,800	102,279
Denso Corp.	90,612	3,529,478
Dentsu, Inc.	12,274	517,738
Disco Corp.(x)	1,600	227,664
East Japan Railway Co.	17,025	1,640,594
Eisai Co. Ltd.	13,854	776,639
Electric Power Development Co. Ltd.	7,703	187,380
FamilyMart UNY Holdings Co. Ltd.	14,016	356,755
FANUC Corp.	10,544	1,796,181
Fast Retailing Co. Ltd.	3,016	1,415,885
Fuji Electric Co. Ltd.	5,457	154,606
FUJIFILM Holdings Corp.	20,968	952,386
Fujitsu Ltd.	10,774	776,335
Fukuoka Financial Group, Inc.	8,996	199,352
Hakuhodo DY Holdings, Inc.	9,660	154,971
Hamamatsu Photonics KK	7,400	285,771
Hankyu Hanshin Holdings, Inc.	13,000	486,782
Hikari Tsushin, Inc.	1,100	208,130
Hino Motors Ltd.	15,530	130,596
Hirose Electric Co. Ltd.	1,567	164,434
Hisamitsu Pharmaceutical Co., Inc.	3,367	154,633
Hitachi Chemical Co. Ltd.	4,688	103,717
Hitachi Construction Machinery Co. Ltd.	6,151	163,002
Hitachi High-Technologies Corp.	3,418	139,860
Hitachi Ltd.	186,042	6,017,870
Hitachi Metals Ltd.	12,486	144,880
Honda Motor Co. Ltd.	124,004	3,351,006
Hoshizaki Corp.	3,200	198,069
Hoya Corp.	21,302	1,404,821
Hulic Co. Ltd.	18,800	184,217
Idemitsu Kosan Co. Ltd.(x)	10,296	344,183
IHI Corp.	8,183	196,324
Iida Group Holdings Co. Ltd.(x)	9,300	168,244
Inpex Corp.	54,200	516,179
Isetan Mitsukoshi Holdings Ltd.(x)	17,448	176,164
Isuzu Motors Ltd.	29,769	390,545
ITOCHU Corp.	78,232	1,413,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
J Front Retailing Co. Ltd.	13,734	$163,202
Japan Airlines Co. Ltd.	6,758	237,746
Japan Airport Terminal Co. Ltd.(x)	13,300	561,017
Japan Exchange Group, Inc.	29,100	518,039
Japan Post Bank Co. Ltd.(x)	18,800	205,082
Japan Post Holdings Co. Ltd.	87,300	1,020,850
Japan Prime Realty Investment Corp. (REIT)	43	176,920
Japan Real Estate Investment Corp. (REIT)	75	441,893
Japan Retail Fund Investment Corp. (REIT)	147	295,379
Japan Tobacco, Inc.	130,500	3,232,180
JFE Holdings, Inc.	27,976	474,176
JGC Corp.	12,626	167,580
JSR Corp.	10,518	162,852
JTEKT Corp.	12,482	153,392
JXTG Holdings, Inc.	168,838	771,600
Kajima Corp.	23,669	348,959
Kakaku.com, Inc.(x)	7,000	134,341
Kamigumi Co. Ltd.	5,952	137,697
Kaneka Corp.	2,928	109,506
Kansai Electric Power Co., Inc. (The)	38,323	564,316
Kansai Paint Co. Ltd.(x)	10,052	191,462
Kao Corp.	44,367	3,489,953
Kawasaki Heavy Industries Ltd.	7,584	186,812
KDDI Corp.	97,400	2,095,994
Keihan Holdings Co. Ltd.	5,600	235,207
Keikyu Corp.	12,332	208,964
Keio Corp.	5,569	359,274
Keisei Electric Railway Co. Ltd.	6,777	245,814
Keyence Corp.	5,366	3,339,286
Kikkoman Corp.	8,423	412,676
Kintetsu Group Holdings Co. Ltd.	9,598	446,862
Kirin Holdings Co. Ltd.	45,191	1,077,481
Kobayashi Pharmaceutical Co. Ltd.	2,800	235,965
Kobe Steel Ltd.	19,209	144,028
Koito Manufacturing Co. Ltd.	5,400	305,495
Komatsu Ltd.	124,572	2,889,221
Konami Holdings Corp.	4,988	216,253
Konica Minolta, Inc.	25,136	246,983
Kose Corp.	1,700	311,838
Kubota Corp.	54,008	779,444
Kuraray Co. Ltd.	17,492	222,221
Kurita Water Industries Ltd.	5,914	150,852
Kyocera Corp.	17,908	1,050,275
Kyowa Hakko Kirin Co. Ltd.	14,267	310,236
Kyushu Electric Power Co., Inc.	21,588	254,584
Kyushu Railway Co.(x)	8,500	279,166
Lawson, Inc.	3,080	170,632
LINE Corp.(x)*	2,800	98,656
Lion Corp.	12,800	269,097
LIXIL Group Corp.(x)	15,323	204,344
M3, Inc.	23,400	392,076
Makita Corp.	12,692	441,466
Marubeni Corp.	84,268	581,657
Marui Group Co. Ltd.(x)	11,386	229,610
Maruichi Steel Tube Ltd.	3,516	102,311
Mazda Motor Corp.	28,235	315,520
McDonald’s Holdings Co. Japan Ltd.	3,980	183,864
Mebuki Financial Group, Inc.	43,851	111,972
Medipal Holdings Corp.	9,622	228,330
Meiji Holdings Co. Ltd.	6,932	562,291
Minebea Mitsumi, Inc.	20,800	312,103
MISUMI Group, Inc.	15,900	394,810
Mitsubishi Chemical Holdings Corp.	72,959	513,076
Mitsubishi Corp.	73,984	2,052,033
Mitsubishi Electric Corp.	100,971	1,295,960
Mitsubishi Estate Co. Ltd.	65,011	1,176,392
Mitsubishi Gas Chemical Co., Inc.	8,955	127,582
Mitsubishi Heavy Industries Ltd.	17,225	714,613
Mitsubishi Materials Corp.	5,681	149,778
Mitsubishi Motors Corp.	35,821	190,046
Mitsubishi Tanabe Pharma Corp.	12,090	161,338
Mitsubishi UFJ Financial Group, Inc.	645,916	3,205,394
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,200	102,795
Mitsui & Co. Ltd.	90,954	1,410,308
Mitsui Chemicals, Inc.	10,457	252,013
Mitsui Fudosan Co. Ltd.	49,627	1,245,936
Mitsui OSK Lines Ltd.(x)	6,056	130,103
Mizuho Financial Group, Inc.	1,323,352	2,045,387
MonotaRO Co. Ltd.	6,900	153,216
MS&AD Insurance Group Holdings, Inc.	26,336	800,797
Murata Manufacturing Co. Ltd.	29,913	1,487,688
Nabtesco Corp.	6,400	186,231
Nagoya Railroad Co. Ltd.	10,500	290,377
NEC Corp.	13,974	472,188
Nexon Co. Ltd.	23,600	369,236
NGK Insulators Ltd.	14,967	217,152
NGK Spark Plug Co. Ltd.	8,948	165,832
NH Foods Ltd.(x)	5,537	199,088
Nidec Corp.	22,092	2,795,636
Nikon Corp.(x)	17,659	248,721
Nintendo Co. Ltd.	6,139	1,748,144
Nippon Building Fund, Inc. (REIT)	77	521,068
Nippon Electric Glass Co. Ltd.	5,204	137,812
Nippon Express Co. Ltd.	4,142	230,215
Nippon Paint Holdings Co. Ltd.(x)	8,300	325,769
Nippon Prologis REIT, Inc. (REIT)	90	191,482
Nippon Steel Corp.	41,629	733,944
Nippon Telegraph & Telephone Corp.	37,658	1,597,993
Nippon Yusen KK(x)	8,944	130,896
Nissan Chemical Corp.	6,700	306,496
Nissan Motor Co. Ltd.(x)	129,447	1,060,758
Nisshin Seifun Group, Inc.	10,461	239,745
Nissin Foods Holdings Co. Ltd.	3,506	240,419
Nitori Holdings Co. Ltd.	4,350	561,265
Nitto Denko Corp.	9,011	472,787
Nomura Holdings, Inc.	189,108	682,857
Nomura Real Estate Holdings, Inc.	6,775	129,901
Nomura Real Estate Master Fund, Inc. (REIT)	205	301,868
Nomura Research Institute Ltd.	6,459	293,141
NSK Ltd.	19,470	182,174
NTT Data Corp.	35,200	387,794
NTT DOCOMO, Inc.	72,700	1,608,085
Obayashi Corp.	34,766	349,448
Obic Co. Ltd.	17,700	1,782,297
Odakyu Electric Railway Co. Ltd.	16,051	388,567
Oji Holdings Corp.	45,512	282,114
Olympus Corp.	65,408	709,378
Omron Corp.(x)	52,544	2,455,814
Ono Pharmaceutical Co. Ltd.	21,675	424,191
Oracle Corp.	2,240	150,169
Oriental Land Co. Ltd.	10,944	1,241,235
ORIX Corp.	73,810	1,058,567
Osaka Gas Co. Ltd.	18,673	367,967
Otsuka Corp.	5,634	210,201
Otsuka Holdings Co. Ltd.	21,800	855,438
Pan Pacific International Holdings Corp.	6,700	443,120
Panasonic Corp.	122,686	1,056,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Park24 Co. Ltd.	6,300	$136,596
Persol Holdings Co. Ltd.	10,300	166,540
Pigeon Corp.(x)	6,400	261,301
Pola Orbis Holdings, Inc.	4,800	152,883
Rakuten, Inc.	48,000	453,884
Recruit Holdings Co. Ltd.	60,100	1,714,122
Renesas Electronics Corp.*	48,000	221,745
Resona Holdings, Inc.	118,859	514,452
Ricoh Co. Ltd.	36,380	379,786
Rinnai Corp.	2,084	147,232
Rohm Co. Ltd.	5,426	337,809
Ryohin Keikaku Co. Ltd.	1,300	328,900
Sankyo Co. Ltd.	2,798	106,538
Santen Pharmaceutical Co. Ltd.	19,455	289,464
SBI Holdings, Inc.(x)	11,560	257,213
Secom Co. Ltd.	50,827	4,348,476
Sega Sammy Holdings, Inc.	10,375	122,257
Seibu Holdings, Inc.	11,500	200,988
Seiko Epson Corp.	16,000	244,699
Sekisui Chemical Co. Ltd.	20,314	326,072
Sekisui House Ltd.	33,170	548,294
Seven & i Holdings Co. Ltd.	41,012	1,545,305
Seven Bank Ltd.	30,200	89,104
SG Holdings Co. Ltd.	5,300	154,223
Sharp Corp.*	8,500	93,413
Shimadzu Corp.	12,640	364,955
Shimamura Co. Ltd.	1,246	105,342
Shimano, Inc.	3,936	639,249
Shimizu Corp.	32,810	284,789
Shin-Etsu Chemical Co. Ltd.	19,964	1,671,622
Shinsei Bank Ltd.	8,417	119,614
Shionogi & Co. Ltd.	15,107	933,981
Shiseido Co. Ltd.	20,822	1,500,544
Shizuoka Bank Ltd. (The)	25,424	193,381
Showa Denko KK	7,500	263,241
SMC Corp.	8,048	3,015,731
Softbank Corp.(x)	91,800	1,032,885
SoftBank Group Corp.	77,772	7,540,018
Sohgo Security Services Co. Ltd.	3,600	156,564
Sompo Holdings, Inc.	17,927	662,861
Sony Corp.	127,764	5,354,721
Sony Financial Holdings, Inc.	10,000	188,397
Stanley Electric Co. Ltd.	7,284	195,524
Subaru Corp.	34,180	777,940
SUMCO Corp.	13,700	152,167
Sumitomo Chemical Co. Ltd.	85,158	395,708
Sumitomo Corp.	61,728	852,707
Sumitomo Dainippon Pharma Co. Ltd.	8,392	207,244
Sumitomo Electric Industries Ltd.	40,860	541,396
Sumitomo Heavy Industries Ltd.	5,556	179,719
Sumitomo Metal Mining Co. Ltd.	13,291	392,146
Sumitomo Mitsui Financial Group, Inc.	73,052	2,554,810
Sumitomo Mitsui Trust Holdings, Inc.	18,633	668,454
Sumitomo Realty & Development Co. Ltd.	19,526	807,960
Sumitomo Rubber Industries Ltd.	9,636	115,462
Sundrug Co. Ltd.(x)	48,400	1,331,950
Suntory Beverage & Food Ltd.	8,100	380,042
Suzuken Co. Ltd.	4,306	249,043
Suzuki Motor Corp.	19,036	841,273
Sysmex Corp.	8,900	537,228
T&D Holdings, Inc.	29,968	314,741
Taiheiyo Cement Corp.	7,000	233,060
Taisei Corp.	11,836	548,922
Taisho Pharmaceutical Holdings Co. Ltd.	1,771	168,583
Taiyo Nippon Sanso Corp.	6,700	101,924
Takashimaya Co. Ltd.(x)	6,977	92,792
Takeda Pharmaceutical Co. Ltd.	81,677	3,331,785
TDK Corp.	7,171	560,972
Teijin Ltd.	11,050	182,056
Terumo Corp.	137,500	4,193,359
THK Co. Ltd.	7,008	172,876
Tobu Railway Co. Ltd.	10,098	291,104
Toho Co. Ltd.	6,646	266,548
Toho Gas Co. Ltd.(x)	3,718	166,728
Tohoku Electric Power Co., Inc.	22,759	289,955
Tokio Marine Holdings, Inc.	36,715	1,776,286
Tokyo Electric Power Co. Holdings, Inc.*	78,358	494,908
Tokyo Electron Ltd.	8,636	1,246,738
Tokyo Gas Co. Ltd.	21,842	589,949
Tokyu Corp.	27,205	474,486
Tokyu Fudosan Holdings Corp.	28,992	173,172
Toppan Printing Co. Ltd.	13,955	210,402
Toray Industries, Inc.	381,174	2,431,218
Toshiba Corp.	36,368	1,156,701
Tosoh Corp.	13,300	206,526
TOTO Ltd.(x)	38,333	1,623,869
Toyo Seikan Group Holdings Ltd.	9,004	184,175
Toyo Suisan Kaisha Ltd.	4,556	173,270
Toyoda Gosei Co. Ltd.	3,542	74,912
Toyota Industries Corp.	8,318	416,538
Toyota Motor Corp.	125,550	7,348,578
Toyota Tsusho Corp.	11,314	368,014
Trend Micro, Inc.	6,782	329,829
Tsuruha Holdings, Inc.	2,100	170,531
Unicharm Corp.	21,882	723,214
United Urban Investment Corp. (REIT)	153	241,448
USS Co. Ltd.	13,210	244,819
West Japan Railway Co.	9,200	692,221
Yahoo Japan Corp.	162,100	396,365
Yakult Honsha Co. Ltd.	6,407	447,444
Yamada Denki Co. Ltd.(x)	39,220	193,216
Yamaguchi Financial Group, Inc.	11,763	99,555
Yamaha Corp.	7,879	393,132
Yamaha Motor Co. Ltd.	15,032	294,455
Yamato Holdings Co. Ltd.(x)	17,536	452,363
Yamazaki Baking Co. Ltd.	6,071	98,381
Yaskawa Electric Corp.	13,640	427,673
Yokogawa Electric Corp.	13,003	268,789
Yokohama Rubber Co. Ltd. (The)	7,500	139,132
ZOZO, Inc.(x)	11,100	208,920

		222,002,048

Luxembourg (0.1%)
ArcelorMittal	36,194	733,166
Eurofins Scientific SE(x)	629	260,359
RTL Group SA	2,148	117,343
SES SA (FDR)	20,650	321,171
Tenaris SA	25,834	362,676

		1,794,715

Macau (0.1%)
Galaxy Entertainment Group Ltd.	133,000	905,592
MGM China Holdings Ltd.(x)	48,800	102,076
Sands China Ltd.	132,800	667,388
SJM Holdings Ltd.	95,000	108,434
Wynn Macau Ltd.	90,800	213,988

		1,997,478

Malta (0.0%)
BGP Holdings plc(r)*	1,331,785	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mexico (0.3%)
Fresnillo plc	14,164	$160,645
Grupo Financiero Banorte SAB de CV, Class O	654,677	3,559,697
Grupo Financiero Inbursa SAB de CV, Class O	209,703	290,512
Grupo Mexico SAB de CV	181,484	498,911

		4,509,765

Netherlands (3.6%)
ABN AMRO Group NV (CVA)(m)	81,801	1,844,381
Adyen NV(m)(x)*	568	444,733
Aegon NV	96,320	462,873
Akzo Nobel NV	40,634	3,600,458
ASML Holding NV	32,260	6,050,576
EXOR NV	6,319	410,415
Heineken Holding NV	6,478	648,916
Heineken NV	44,591	4,705,877
ING Groep NV	213,689	2,584,986
Koninklijke Ahold Delhaize NV	67,936	1,808,016
Koninklijke DSM NV	10,115	1,102,426
Koninklijke KPN NV	180,087	570,888
Koninklijke Philips NV	126,768	5,164,066
Koninklijke Vopak NV	3,559	170,312
NN Group NV	16,797	697,720
NXP Semiconductors NV	19,063	1,684,979
Randstad NV(x)	6,670	325,246
Royal Dutch Shell plc, Class A	470,591	14,782,138
Royal Dutch Shell plc, Class B	205,830	6,509,062
Wolters Kluwer NV	16,059	1,093,461

		54,661,529

New Zealand (0.1%)
a2 Milk Co. Ltd.*	41,658	405,962
Auckland International Airport Ltd.	58,123	322,196
Fisher & Paykel Healthcare Corp. Ltd.	33,247	355,467
Fletcher Building Ltd.	51,183	172,535
Meridian Energy Ltd.	63,728	181,624
Ryman Healthcare Ltd.	17,319	144,479
Spark New Zealand Ltd.	102,301	264,734

		1,846,997

Norway (0.9%)
Aker BP ASA	6,152	218,977
DNB ASA	244,098	4,494,259
Equinor ASA	64,845	1,419,832
Equinor ASA (ADR)	136,320	2,994,950
Gjensidige Forsikring ASA(x)	12,053	208,221
Mowi ASA	20,619	460,195
Norsk Hydro ASA	441,623	1,789,544
Orkla ASA	44,717	343,221
Schibsted ASA, Class B	5,490	196,686
Telenor ASA	41,665	834,271
Yara International ASA	10,212	417,718

		13,377,874

Peru (0.1%)
Credicorp Ltd.	4,738	1,136,883

Portugal (0.1%)
EDP - Energias de Portugal SA	136,683	537,401
Galp Energia SGPS SA	27,345	438,028
Jeronimo Martins SGPS SA	15,122	223,065

		1,198,494

Singapore (1.2%)
Ascendas REIT (REIT)	134,766	289,370
CapitaLand Commercial Trust (REIT)	132,904	190,248
CapitaLand Ltd.	148,202	399,142
CapitaLand Mall Trust (REIT)	144,167	253,176
City Developments Ltd.	16,680	111,385
ComfortDelGro Corp. Ltd.	110,350	209,260
DBS Group Holdings Ltd.	549,860	10,236,464
Genting Singapore Ltd.	314,238	241,142
Golden Agri-Resources Ltd.	271,013	55,992
Jardine Cycle & Carriage Ltd.	5,976	143,265
Keppel Corp. Ltd.	82,885	380,406
Oversea-Chinese Banking Corp. Ltd.	175,452	1,430,544
SATS Ltd.	32,300	121,788
Sembcorp Industries Ltd.	51,812	97,488
Singapore Airlines Ltd.	30,082	214,420
Singapore Exchange Ltd.	47,502	256,218
Singapore Press Holdings Ltd.	101,323	180,180
Singapore Technologies Engineering Ltd.	88,919	245,384
Singapore Telecommunications Ltd.	455,219	1,014,397
Suntec REIT (REIT)	108,300	155,827
United Overseas Bank Ltd.	74,621	1,386,979
UOL Group Ltd.	19,174	98,328
Venture Corp. Ltd.	15,600	206,504
Wilmar International Ltd.	97,955	239,241

		18,157,148

South Africa (0.5%)
Anglo American plc	171,845	4,596,134
Investec plc	39,659	228,465
Naspers Ltd., Class N	12,375	2,857,852

		7,682,451

South Korea (0.4%)
NAVER Corp.	10,299	1,125,078
Samsung Electronics Co. Ltd.	139,032	5,468,927

		6,594,005

Spain (2.1%)
ACS Actividades de Construccion y Servicios SA	14,372	631,329
Aena SME SA(m)	3,768	678,394
Amadeus IT Group SA	108,463	8,687,122
Banco Bilbao Vizcaya Argentaria SA	365,311	2,087,048
Banco de Sabadell SA	320,532	319,215
Banco Santander SA	1,287,918	5,987,650
Bankia SA(x)	58,720	152,158
Bankinter SA	37,601	286,395
CaixaBank SA	200,085	624,856
Enagas SA	12,401	360,847
Endesa SA	18,338	467,777
Ferrovial SA	27,633	647,224
Grifols SA	15,799	442,354
Iberdrola SA	339,668	2,981,883
Industria de Diseno Textil SA	60,796	1,786,785
Mapfre SA	63,384	174,624
Naturgy Energy Group SA	18,926	529,270
Red Electrica Corp. SA	24,703	526,501
Repsol SA	76,910	1,316,538
Siemens Gamesa Renewable Energy SA	11,942	190,155
Telefonica SA	255,205	2,138,197

		31,016,322

Sweden (1.2%)
Alfa Laval AB	16,161	370,942
Assa Abloy AB, Class B	55,613	1,200,513
Atlas Copco AB, Class A	36,954	992,284
Atlas Copco AB, Class B	20,561	508,867
Boliden AB	14,852	422,686
Electrolux AB	12,810	329,161
Epiroc AB, Class A*	36,954	373,065
Epiroc AB, Class B*	22,232	212,820
Essity AB, Class B	33,723	972,448
Hennes & Mauritz AB, Class B	48,861	814,586
Hexagon AB, Class B	13,906	725,416
Husqvarna AB, Class B	24,111	196,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ICA Gruppen AB	4,300	$172,512
Industrivarden AB, Class C	9,665	202,452
Investor AB, Class B	25,394	1,143,608
Kinnevik AB, Class B	13,653	353,613
L E Lundbergforetagen AB, Class B	3,641	115,136
Lundin Petroleum AB	11,077	375,059
Sandvik AB	62,941	1,022,242
Securitas AB, Class B	17,053	275,587
Skandinaviska Enskilda Banken AB, Class A(x)	86,744	750,880
Skanska AB, Class B(x)	18,271	331,921
SKF AB, Class B(x)	19,671	326,676
Svenska Handelsbanken AB, Class A(x)	85,140	898,350
Swedbank AB, Class A(x)	50,489	713,296
Swedish Match AB	10,155	517,619
Tele2 AB, Class B	25,957	345,775
Telefonaktiebolaget LM Ericsson, Class B(x)	170,529	1,566,755
Telia Co. AB	150,467	678,917
Volvo AB, Class B	84,669	1,311,385

		18,221,509

Switzerland (7.7%)
ABB Ltd. (Registered)	101,276	1,902,962
Adecco Group AG (Registered)	8,696	463,903
Baloise Holding AG (Registered)	2,594	428,534
Barry Callebaut AG (Registered)	128	231,126
Chocoladefabriken Lindt & Spruengli AG	56	380,738
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	469,395
Cie Financiere Richemont SA (Registered)	28,554	2,080,148
Clariant AG (Registered)	11,104	233,399
Coca-Cola HBC AG	10,719	365,079
Credit Suisse Group AG (Registered)(x)*	326,748	3,808,095
Credit Suisse Group AG (ADR)(x)*	162,090	1,888,349
Dufry AG (Registered)	1,802	189,294
EMS-Chemie Holding AG (Registered)	436	236,445
Geberit AG (Registered)	2,065	844,042
Givaudan SA (Registered)	515	1,315,752
Glencore plc	627,048	2,596,693
Julius Baer Group Ltd.	73,903	2,985,807
Kuehne + Nagel International AG (Registered)	2,964	406,610
LafargeHolcim Ltd. (Registered)*	25,792	1,274,124
Lonza Group AG (Registered)*	18,152	5,629,262
Nestle SA (Registered)	301,547	28,738,951
Novartis AG (Registered)	160,228	15,412,139
Novartis AG (ADR)	44,184	4,247,850
Pargesa Holding SA	1,595	124,941
Partners Group Holding AG	1,001	727,817
Roche Holding AG	75,679	20,851,151
Schindler Holding AG	2,194	454,774
Schindler Holding AG (Registered)	1,075	222,395
SGS SA (Registered)	295	734,130
Sika AG (Registered)	14,571	2,035,477
Sonova Holding AG (Registered)	2,961	585,807
STMicroelectronics NV	105,440	1,557,121
Straumann Holding AG (Registered)	583	475,709
Swatch Group AG (The)	1,719	492,006
Swatch Group AG (The) (Registered)	2,977	164,733
Swiss Life Holding AG (Registered)*	1,840	810,284
Swiss Prime Site AG (Registered)	3,965	347,423
Swiss Re AG	16,748	1,636,199
Swisscom AG (Registered)(x)	1,464	716,011
Temenos Group AG (Registered)	3,429	505,526
UBS Group AG (Registered)*	373,182	4,523,532
Vifor Pharma AG	2,560	346,175
Zurich Insurance Group AG	8,317	2,752,983

		116,192,891

Taiwan (1.0%)
ASE Technology Holding Co. Ltd. (ADR)	483,869	2,085,475
Hon Hai Precision Industry Co. Ltd.	717,040	1,709,980
Taiwan Semiconductor Manufacturing Co. Ltd.	449,000	3,576,499
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	173,459	7,104,881

		14,476,835

United Arab Emirates (0.0%)
NMC Health plc(x)	5,921	176,138

United Kingdom (10.6%)
3i Group plc	53,100	681,089
Admiral Group plc	11,187	316,180
Ashtead Group plc	26,561	640,861
Associated British Foods plc	19,204	610,049
AstraZeneca plc	123,440	9,863,511
Auto Trader Group plc(m)	54,055	367,227
Aviva plc	215,273	1,156,297
Babcock International Group plc	14,349	92,229
BAE Systems plc	175,343	1,101,683
Barclays plc	2,041,811	4,113,493
Barratt Developments plc	58,091	453,358
Berkeley Group Holdings plc	7,190	345,461
BP plc	1,097,861	7,986,042
British American Tobacco plc	126,050	5,243,712
British Land Co. plc (The) (REIT)	49,534	379,997
BT Group plc	459,254	1,333,587
Bunzl plc	19,160	631,859
Burberry Group plc	68,864	1,753,028
Centrica plc	296,579	441,131
CNH Industrial NV	57,698	586,647
Coca-Cola European Partners plc	11,873	614,309
Compass Group plc	153,377	3,604,775
ConvaTec Group plc(m)	71,676	132,143
Croda International plc	30,951	2,030,925
DCC plc	5,003	432,347
Diageo plc	433,382	17,712,703
Direct Line Insurance Group plc	80,440	369,835
easyJet plc	8,971	130,572
Experian plc	135,220	3,661,478
Fiat Chrysler Automobiles NV	60,104	894,820
G4S plc	88,134	210,640
GlaxoSmithKline plc	272,572	5,668,822
GVC Holdings plc	31,240	227,449
Hammerson plc (REIT)	43,775	191,455
Hargreaves Lansdown plc	15,029	364,771
HSBC Holdings plc	1,409,951	11,446,223
Imperial Brands plc	52,036	1,778,736
Informa plc	67,238	651,727
InterContinental Hotels Group plc	9,175	551,491
Intertek Group plc	22,430	1,418,922
ITV plc	1,049,505	1,737,365
J Sainsbury plc	82,144	252,172
John Wood Group plc	35,870	237,052
Johnson Matthey plc	10,716	438,531
Just Eat plc*	40,021	391,461
Kingfisher plc	116,131	355,146
Land Securities Group plc (REIT)	42,338	503,677
Legal & General Group plc	330,352	1,184,525
Linde plc	26,009	4,551,393

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Lloyds Banking Group plc	3,909,023	$3,163,738
London Stock Exchange Group plc	17,398	1,076,578
Marks & Spencer Group plc	84,964	308,634
Meggitt plc	44,550	291,745
Melrose Industries plc	703,129	1,677,270
Merlin Entertainments plc(m)	40,761	182,255
Micro Focus International plc	23,251	604,605
Mondi plc	20,447	452,198
National Grid plc	187,763	2,080,648
Next plc	7,798	566,733
Pearson plc	44,454	484,152
Persimmon plc	16,931	478,524
Prudential plc	317,298	6,353,946
Reckitt Benckiser Group plc	80,459	6,687,942
RELX plc (London Stock Exchange)	54,789	1,171,373
RELX plc (Turquoise Stock Exchange)	165,138	3,528,890
Rolls-Royce Holdings plc	300,325	3,532,942
Royal Bank of Scotland Group plc	259,840	835,919
Royal Mail plc	50,982	158,235
RSA Insurance Group plc	54,426	359,965
Sage Group plc (The)	57,162	522,048
Schroders plc	7,468	262,815
Segro plc (REIT)	55,303	485,046
Severn Trent plc	13,862	356,758
Smith & Nephew plc	47,411	940,459
Smiths Group plc	22,700	424,267
SSE plc	55,663	860,554
St James’s Place plc	28,001	374,911
Standard Chartered plc	154,821	1,192,336
Standard Life Aberdeen plc	123,597	424,904
Taylor Wimpey plc	184,322	421,203
Tesco plc	542,407	1,639,689
Unilever NV (CVA)	144,658	8,402,346
Unilever plc	62,153	3,557,804
United Utilities Group plc	37,913	402,149
Vodafone Group plc	1,468,101	2,673,155
Weir Group plc (The)	12,519	254,038
Whitbread plc	10,291	680,630
Wm Morrison Supermarkets plc	126,652	375,362
WPP plc	173,215	1,829,196

		159,918,868

United States (1.4%)
Accenture plc, Class A	14,606	2,570,948
Carnival Corp.	55,222	2,800,860
Carnival plc	9,853	483,164
Core Laboratories NV	28,245	1,946,928
Everest Re Group Ltd.	12,802	2,764,720
Ferguson plc	12,740	810,412
JBS SA	605,000	2,493,953
Mellanox Technologies Ltd.*	10,789	1,276,986
Mettler-Toledo International, Inc.*	1,503	1,086,669
QIAGEN NV*	58,340	2,365,106
Schlumberger Ltd.	41,075	1,789,638

		20,389,384

Total Common Stocks (78.8%) (Cost $898,748,028)		1,190,230,366

EXCHANGE TRADED FUNDS (ETF):
Equity (10.7%)
iShares China Large-Cap ETF	125,210	5,543,047
iShares Core MSCI EAFE ETF	379,600	23,068,292
iShares Core MSCI Emerging Markets ETF	23,100	1,194,501
iShares Currency Hedged MSCI Japan ETF(x)	203,625	6,269,614
iShares Latin America 40 ETF(x)	19,847	659,516
iShares MSCI Australia ETF(x)	124,915	2,688,171
iShares MSCI Austria ETF	105,237	2,093,164
iShares MSCI Belgium ETF(x)	81,197	1,494,041
iShares MSCI EAFE ETF	10,466	678,825
iShares MSCI France ETF(x)	91,567	2,698,479
iShares MSCI Germany ETF(x)	321,510	8,655,049
iShares MSCI Hong Kong ETF	10,677	279,844
iShares MSCI Indonesia ETF	10,700	274,776
iShares MSCI Ireland ETF(x)	40,000	1,665,200
iShares MSCI Israel ETF(x)	28,900	1,562,334
iShares MSCI Italy ETF(x)	319,624	8,882,351
iShares MSCI Japan ETF(x)	126,970	6,947,798
iShares MSCI Malaysia ETF(x)	9,164	274,370
iShares MSCI Mexico ETF(x)	11,748	512,095
iShares MSCI Netherlands ETF(x)	9,993	298,691
iShares MSCI New Zealand ETF(x)	28,000	1,462,160
iShares MSCI Norway ETF(x)	48,300	1,211,364
iShares MSCI Poland ETF(x)	12,000	274,560
iShares MSCI Singapore ETF(x)	64,563	1,532,080
iShares MSCI Spain ETF(x)	114,721	3,282,168
iShares MSCI Sweden ETF(x)	5,003	151,191
iShares MSCI Turkey ETF(x)	12,184	295,706
SPDR EURO STOXX 50 ETF(x)	9,664	353,509
SPDR Portfolio Developed World ex-US ETF(x)	391,000	11,421,110
SPDR S&P Emerging Asia Pacific ETF(x)	28,279	2,794,814
Vanguard FTSE Developed Markets ETF	190,900	7,802,083
Vanguard FTSE Emerging Markets ETF(x)	157,200	6,681,000
Vanguard FTSE Europe ETF(x)	679,100	36,406,551
Vanguard FTSE Pacific ETF(x)	93,900	6,184,254
Xtrackers MSCI Japan Hedged Equity ETF(x)	153,050	6,089,859

Total Exchange Traded Funds (10.7%) (Cost $147,823,534)		161,682,567

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $12,005,717, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $12,240,002.(xx)	$12,000,000	12,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,053,512, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,074,354.(xx)	1,053,288	1,053,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $24,011,293, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/15/19-2/15/45; total market value $24,480,003.(xx)	$24,000,000	$24,000,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $2,000,988, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $2,224,403.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		39,053,288

Total Short-Term Investments (2.6%) (Cost $39,053,289)		39,053,289

Total Investments in Securities (92.1%) (Cost $1,085,624,851)		1,390,966,222
Other Assets Less Liabilities (7.9%)		119,679,978

Net Assets (100%)		$1,510,646,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $7,028,999 or 0.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $50,711,481. This was collateralized by $13,530,463 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $39,053,288 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings as of March 31, 2019	Market Value	% of Net Assets
Financials	$220,605,516	14.6%
Exchange Traded Funds	161,682,567	10.7
Industrials	157,966,752	10.5
Consumer Staples	148,388,038	9.8
Health Care	142,062,934	9.4
Consumer Discretionary	137,002,613	9.1
Information Technology	108,068,737	7.2
Materials	92,507,108	6.1
Energy	65,230,144	4.3
Communication Services	56,629,832	3.7
Repurchase Agreements	39,053,288	2.6
Real Estate	33,074,907	2.2
Utilities	28,693,785	1.9
Investment Company	1	0.0 #
Cash and Other	119,679,978	7.9

		100.0%

#	Less than 0.05%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	106,540	2,295,471	—	—	—	385,166	2,680,637	—	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,608	6/2019	EUR	59,019,485	802,518
FTSE 100 Index	394	6/2019	GBP	37,006,914	874,104
SPI 200 Index	136	6/2019	AUD	14,897,842	(26,703)
TOPIX Index	254	6/2019	JPY	36,485,428	(150,729)

					1,499,190

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	64,987	JPY	7,196,930	Natwest Markets plc	4/3/2019	50
AUD	1,661,635	USD	1,171,434	Citibank NA	6/21/2019	10,180
JPY	313,119,905	USD	2,839,170	Citibank NA	6/21/2019	4,007

Total unrealized appreciation						14,237

EUR	4,212,367	USD	4,771,370	Citibank NA	6/21/2019	(13,655)
GBP	2,171,440	USD	2,840,320	Citibank NA	6/21/2019	(677)

Total unrealized depreciation						(14,332)

Net unrealized depreciation						(95)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$4,795,579	$61,823,435	$—		$66,619,014
Austria	—	7,339,902	—		7,339,902
Belgium	—	7,573,442	—		7,573,442
Brazil	3,409,610	—	—		3,409,610
Canada	10,970,321	—	—		10,970,321
Chile	1,665,375	287,478	—		1,952,853
China	10,500,735	15,653,055	—		26,153,790
Colombia	2,368,265	222,648	—		2,590,913
Czech Republic	—	1,771,553	—		1,771,553
Denmark	—	14,853,280	—		14,853,280
Finland	—	8,937,983	—		8,937,983
France	—	139,291,487	—		139,291,487
Germany	—	106,217,172	—		106,217,172
Hong Kong	1,889,632	33,810,253	—		35,699,885
India	10,842,315	—	—		10,842,315
Indonesia	—	936,149	—		936,149
Ireland	6,096,718	9,428,022	—		15,524,740
Israel	5,825,267	2,074,117	—		7,899,384
Italy	—	26,295,239	—		26,295,239
Japan	—	222,002,048	—		222,002,048
Luxembourg	—	1,794,715	—		1,794,715
Macau	—	1,997,478	—		1,997,478
Malta	—	—	—	(a)	— (a)
Mexico	4,349,120	160,645	—		4,509,765
Netherlands	1,684,979	52,976,550	—		54,661,529
New Zealand	—	1,846,997	—		1,846,997
Norway	2,994,950	10,382,924	—		13,377,874
Peru	1,136,883	—	—		1,136,883
Portugal	—	1,198,494	—		1,198,494
Singapore	—	18,157,148	—		18,157,148
South Africa	—	7,682,451	—		7,682,451
South Korea	—	6,594,005	—		6,594,005
Spain	—	31,016,322	—		31,016,322
Sweden	—	18,221,509	—		18,221,509
Switzerland	6,136,199	110,056,692	—		116,192,891
Taiwan	9,190,356	5,286,479	—		14,476,835
United Arab Emirates	—	176,138	—		176,138
United Kingdom	614,309	159,304,559	—		159,918,868
United States	16,730,702	3,658,682	—		20,389,384
Exchange Traded Funds	161,682,567	—	—		161,682,567
Forward Currency Contracts	—	14,237	—		14,237
Futures	1,676,622	—	—		1,676,622
Short-Term Investments
Investment Company	1	—	—		1
Repurchase Agreements	—	39,053,288	—		39,053,288

Total Assets	$264,560,505	$1,128,096,576	$—		$1,392,657,081

Liabilities:
Forward Currency Contracts	$—	$(14,332)	$—		$(14,332)
Futures	(177,432)	—	—		(177,432)

Total Liabilities	$(177,432)	$(14,332)	$—		$(191,764)

Total	$264,383,073	$1,128,082,244	$—		$1,392,465,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

(a)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$376,641,638
Aggregate gross unrealized depreciation	(101,268,903)

Net unrealized appreciation	$275,372,735

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,117,092,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.3%)
Abacus Property Group (REIT)	15,309	$40,437
Adelaide Brighton Ltd.	19,241	61,479
Afterpay Touch Group Ltd.*	7,974	118,618
AGL Energy Ltd.	31,251	483,071
ALS Ltd.	27,092	146,006
Altium Ltd.	5,568	127,779
Alumina Ltd.	108,299	186,092
Amcor Ltd.	53,825	588,182
AMP Ltd.(x)	1,749,673	2,608,946
Ansell Ltd.	7,597	137,122
APA Group	59,733	423,286
Appen Ltd.	4,221	66,776
ARB Corp. Ltd.	3,357	40,999
Ardent Leisure Group Ltd.	20,240	16,312
Aristocrat Leisure Ltd.	32,241	561,101
ASX Ltd.	8,996	446,111
Atlas Arteria Ltd.	34,650	177,635
Aurizon Holdings Ltd.	94,524	305,381
AusNet Services	81,811	103,110
Australia & New Zealand Banking Group Ltd.	143,425	2,650,867
Aveo Group(x)	16,815	23,521
Bank of Queensland Ltd.	18,871	121,934
Bapcor Ltd.(x)	12,735	49,915
Beach Energy Ltd.	90,220	131,965
Bega Cheese Ltd.(x)	10,108	32,800
Bendigo & Adelaide Bank Ltd.	19,828	136,283
BHP Group Ltd.	149,149	4,076,216
BHP Group plc	126,038	3,034,628
Bingo Industries Ltd.(m)(x)	20,588	22,366
Blackmores Ltd.	597	39,478
BlueScope Steel Ltd.	30,228	299,414
Boral Ltd.	63,074	205,566
Brambles Ltd.	164,197	1,371,076
Bravura Solutions Ltd.	12,127	47,101
Breville Group Ltd.	5,221	60,353
BWP Trust (REIT)	26,350	69,975
Caltex Australia Ltd.	13,528	251,762
carsales.com Ltd.	14,419	129,513
Challenger Ltd.	30,824	181,221
Charter Hall Group (REIT)	23,922	174,444
Charter Hall Retail REIT (REIT)	14,347	47,370
CIMIC Group Ltd.	5,015	171,849
Cleanaway Waste Management Ltd.	93,443	147,295
Coca-Cola Amatil Ltd.	20,368	125,099
Cochlear Ltd.	2,901	356,932
Coles Group Ltd.*	54,965	462,481
Commonwealth Bank of Australia	87,237	4,375,627
Computershare Ltd.	23,360	283,302
Corporate Travel Management Ltd.(x)	3,875	70,052
Costa Group Holdings Ltd.	15,146	55,278
Cromwell Property Group (REIT)	78,193	60,795
Crown Resorts Ltd.	19,246	157,291
CSL Ltd.	22,604	3,128,781
CSR Ltd.(x)	34,360	80,999
Dexus (REIT)	48,336	437,249
Domain Holdings Australia Ltd.(x)	15,333	27,762
Domino’s Pizza Enterprises Ltd.	3,712	114,442
Downer EDI Ltd.	28,286	154,249
DuluxGroup Ltd.	16,116	84,679
Estia Health Ltd.	7,359	14,056
Evolution Mining Ltd.	75,322	195,746
Flight Centre Travel Group Ltd.	3,640	108,682
Fortescue Metals Group Ltd.	85,182	430,038
G8 Education Ltd.(x)	27,893	60,010
Goodman Group (REIT)	86,652	821,389
GPT Group (The) (REIT)	90,714	399,995
GrainCorp Ltd., Class A	7,979	52,009
Growthpoint Properties Australia Ltd. (REIT)	12,613	37,167
GUD Holdings Ltd.	4,390	37,187
GWA Group Ltd.(x)	18,054	40,765
Harvey Norman Holdings Ltd.(x)	29,571	84,408
Healius Ltd.	32,938	61,509
Healthscope Ltd.	61,077	105,384
IDP Education Ltd.	5,944	61,493
Iluka Resources Ltd.(x)	22,492	143,734
Incitec Pivot Ltd.	90,163	199,743
Independence Group NL	24,767	85,467
Inghams Group Ltd.	11,559	35,867
Insurance Australia Group Ltd.	115,013	627,187
InvoCare Ltd.(x)	6,750	68,106
IOOF Holdings Ltd.(x)	16,411	71,314
IPH Ltd.	8,971	44,844
IRESS Ltd.	6,640	61,622
JB Hi-Fi Ltd.	5,712	101,192
Lendlease Group	27,117	238,370
Link Administration Holdings Ltd.	24,953	130,758
Lynas Corp. Ltd.(x)*	28,724	42,627
Macquarie Group Ltd.	16,295	1,497,424
Magellan Financial Group Ltd.	6,478	167,567
Mayne Pharma Group Ltd.*	66,947	33,037
McMillan Shakespeare Ltd.(x)	2,381	20,288
Medibank Pvt Ltd.	140,926	276,178
Metcash Ltd.(x)	53,616	100,886
Mineral Resources Ltd.	9,297	104,301
Mirvac Group (REIT)	172,198	336,240
Monadelphous Group Ltd.(x)	4,750	58,517
MYOB Group Ltd.	21,096	49,881
National Australia Bank Ltd.	135,982	2,439,920
National Storage REIT (REIT)	30,761	38,551
Navitas Ltd.	20,680	84,873
New Hope Corp. Ltd.	15,379	32,869
Newcrest Mining Ltd.	37,858	685,736
NEXTDC Ltd.(x)*	16,297	73,017
nib holdings Ltd.	21,604	80,381
Nine Entertainment Co. Holdings Ltd.	98,743	119,892
Northern Star Resources Ltd.	33,933	215,642
Nufarm Ltd.(x)	16,854	56,365
Oil Search Ltd.	61,664	343,708
Orica Ltd.	300,175	3,757,645
Origin Energy Ltd.	81,694	417,649
Orora Ltd.	64,835	137,648
OZ Minerals Ltd.	18,845	141,837
Pact Group Holdings Ltd.	12,708	25,175
Pendal Group Ltd.(x)	11,799	77,495
Perpetual Ltd.	2,833	77,808
Pilbara Minerals Ltd.*	69,408	38,934
Platinum Asset Management Ltd.	15,920	51,885
Premier Investments Ltd.	5,965	68,868
Qantas Airways Ltd.	79,304	318,713
QBE Insurance Group Ltd.	64,808	566,468
Qube Holdings Ltd.	69,308	137,794
Ramsay Health Care Ltd.	6,927	316,507
REA Group Ltd.	2,619	138,914
Regis Resources Ltd.	24,410	91,861
Rio Tinto Ltd.	18,230	1,267,368
Rio Tinto plc	69,420	4,033,461
Sandfire Resources NL(x)	5,890	28,899
Santos Ltd.	89,919	436,075
Saracen Mineral Holdings Ltd.*	35,328	72,745
Scentre Group (REIT)	262,730	766,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SEEK Ltd.	18,487	$230,242
Seven Group Holdings Ltd.	6,490	81,105
Seven West Media Ltd.*	103,318	35,947
Shopping Centres Australasia Property Group (REIT)	41,915	78,571
Sigma Healthcare Ltd.(x)	76,540	28,532
SmartGroup Corp. Ltd.	4,569	25,694
Sonic Healthcare Ltd.	21,628	377,167
South32 Ltd.	252,843	669,651
Southern Cross Media Group Ltd.	37,539	31,186
Spark Infrastructure Group	92,555	149,839
St Barbara Ltd.	24,379	58,336
Star Entertainment Grp Ltd. (The)	38,212	113,414
Steadfast Group Ltd.	38,427	86,494
Stockland (REIT)	124,591	340,593
Suncorp Group Ltd.	64,735	633,399
Super Retail Group Ltd.(x)	5,904	33,663
Sydney Airport	104,638	552,036
Syrah Resources Ltd.(x)*	13,242	10,061
Tabcorp Holdings Ltd.	93,420	306,458
Technology One Ltd.(x)	11,605	65,921
Telstra Corp. Ltd.	582,451	1,373,050
TPG Telecom Ltd.	22,358	110,333
Transurban Group	130,772	1,225,681
Treasury Wine Estates Ltd.	33,400	354,075
Vicinity Centres (REIT)	149,346	275,712
Virgin Australia International Holdings Pty. Ltd.(r)*	96,120	—
Viva Energy Group Ltd.(m)(x)	50,797	88,368
Viva Energy REIT (REIT)	20,655	37,252
Vocus Group Ltd.(x)*	29,370	76,952
Washington H Soul Pattinson & Co. Ltd.	5,554	103,757
Webjet Ltd.	6,119	63,217
Wesfarmers Ltd.	56,330	1,385,900
Western Areas Ltd.(x)	22,353	35,711
Westpac Banking Corp.	170,160	3,131,709
Whitehaven Coal Ltd.	29,544	84,960
WiseTech Global Ltd.	5,400	88,648
Woodside Petroleum Ltd.	46,088	1,132,932
Woolworths Group Ltd.	65,255	1,408,563
WorleyParsons Ltd.(x)	14,804	148,844

		69,270,763

Belgium (0.7%)
Anheuser-Busch InBev SA/NV	73,950	6,201,597

Canada (0.5%)
Alimentation Couche-Tard, Inc., Class B	12,300	724,553
Cenovus Energy, Inc.	443,200	3,847,136

		4,571,689

Chile (0.0%)
Antofagasta plc	21,789	274,142

China (0.4%)
Baidu, Inc. (ADR)*	21,325	3,515,426

Finland (0.3%)
Nokia OYJ	491,409	2,796,982

France (12.9%)
Accor SA	126,200	5,111,907
Air Liquide SA	37,020	4,707,106
Airbus SE	49,671	6,569,205
AXA SA‡	178,786	4,498,408
BNP Paribas SA	349,353	16,698,293
Bureau Veritas SA	114,800	2,691,437
Danone SA	74,518	5,741,836
Engie SA	161,492	2,405,721
EssilorLuxottica SA	24,738	2,702,281
Kering SA	6,473	3,711,868
L’Oreal SA	21,374	5,749,513
LVMH Moet Hennessy Louis Vuitton SE	23,264	8,557,007
Orange SA	177,161	2,881,590
Publicis Groupe SA	94,900	5,081,053
Safran SA	32,068	4,397,611
Sanofi	98,322	8,684,447
Schneider Electric SE	45,768	3,590,737
Societe Generale SA	68,964	1,993,963
TOTAL SA	233,180	12,952,930
Unibail-Rodamco-Westfield (CHDI) (REIT)	32,826	269,675
Unibail-Rodamco-Westfield (REIT)(x)	11,405	1,869,651
Valeo SA	154,800	4,488,772
Vinci SA	47,496	4,620,323
Vivendi SA	84,916	2,460,424

		122,435,758

Germany (11.6%)
adidas AG	14,687	3,568,516
Allianz SE (Registered)	67,838	15,088,568
BASF SE	79,166	5,819,356
Bayer AG (Registered)	205,958	13,307,523
Bayerische Motoren Werke AG	132,130	10,189,907
Continental AG	55,895	8,414,369
Daimler AG (Registered)	252,862	14,820,605
Deutsche Post AG (Registered)	85,233	2,772,693
Deutsche Telekom AG (Registered)	282,583	4,689,830
Fresenius SE & Co. KGaA	35,360	1,973,734
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	13,110	3,102,996
SAP SE	94,499	10,918,438
Siemens AG (Registered)	73,795	7,941,869
thyssenkrupp AG	302,600	4,156,462
TUI AG	24,849	238,074
Volkswagen AG (Preference)(q)	15,760	2,480,686

		109,483,626

India (0.2%)
Axis Bank Ltd.*	134,100	1,504,572

Indonesia (0.4%)
Bank Mandiri Persero Tbk. PT*	6,937,700	3,629,625

Ireland (1.2%)
CRH plc (Irish Stock Exchange)	67,582	2,096,149
CRH plc (London Stock Exchange)	54,256	1,678,311
James Hardie Industries plc (CHDI)	24,166	311,266
Paddy Power Betfair plc	4,420	342,243
Ryanair Holdings plc (ADR)*	85,000	6,369,900
Smurfit Kappa Group plc	14,294	401,015

		11,198,884

Italy (2.3%)
Enel SpA	680,243	4,352,509
Eni SpA	219,362	3,876,576
Intesa Sanpaolo SpA	5,339,816	13,004,157

		21,233,242

Japan (16.3%)
77 Bank Ltd. (The)	200	2,792
A&A Material Corp.	200	1,862
A&D Co. Ltd.	1,200	8,261
ABC-Mart, Inc.	500	29,730
Achilles Corp.	1,000	17,225
Acom Co. Ltd.	14,000	49,896
Adastria Co. Ltd.	2,060	45,631
ADEKA Corp.	5,100	74,685
Advan Co. Ltd.	1,400	12,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Advanex, Inc.	200	$2,900
Advantest Corp.(x)	5,600	130,008
Aeon Co. Ltd.	24,099	503,702
Aeon Delight Co. Ltd.	1,400	54,381
Aeon Fantasy Co. Ltd.	400	10,304
AEON Financial Service Co. Ltd.(x)	4,900	99,609
Aeon Hokkaido Corp.	900	6,123
Aeon Mall Co. Ltd.	3,160	51,892
AGC, Inc.	4,800	168,041
AGORA Hospitality Group Co. Ltd.*	5,000	1,534
Ai Holdings Corp.	2,100	34,656
Aica Kogyo Co. Ltd.	2,100	69,918
Aichi Bank Ltd. (The)	400	12,397
Aichi Corp.	2,100	13,264
Aichi Steel Corp.	600	18,596
Aichi Tokei Denki Co. Ltd.	100	3,668
Aida Engineering Ltd.	3,300	23,761
Aiful Corp.*	20,300	50,919
Aigan Co. Ltd.*	900	2,420
Ain Holdings, Inc.	1,000	75,070
Aiphone Co. Ltd.	800	12,596
Air Water, Inc.	6,000	86,836
Airport Facilities Co. Ltd.	1,200	5,988
Airtech Japan Ltd.	300	1,600
Aisan Industry Co. Ltd.	1,500	9,203
Aisin Seiki Co. Ltd.	4,748	169,434
Ajinomoto Co., Inc.	14,000	223,459
Akebono Brake Industry Co. Ltd.*	5,700	6,377
Akita Bank Ltd. (The)	800	16,219
Alconix Corp.	800	8,250
Alfresa Holdings Corp.	8,000	227,375
Alleanza Holdings Co. Ltd.	111	931
Alpen Co. Ltd.	700	10,800
Alpha Corp.	300	3,584
Alpha Systems, Inc.	360	8,523
Alps Alpine Co. Ltd.	8,832	184,083
Altech Co. Ltd.	500	961
Altech Corp.	1,000	16,665
Amada Holdings Co. Ltd.	13,000	128,440
Amano Corp.	3,400	79,977
Amuse, Inc.	600	12,701
ANA Holdings, Inc.	11,300	413,847
Anest Iwata Corp.	2,000	17,540
Anritsu Corp.(x)	5,000	92,484
AOI TYO Holdings, Inc.	500	3,541
AOKI Holdings, Inc.	2,200	23,006
Aomori Bank Ltd. (The)	900	23,826
Aoyama Trading Co. Ltd.(x)	1,600	36,322
Aozora Bank Ltd.	1,200	29,624
Arakawa Chemical Industries Ltd.	1,000	12,280
Araya Industrial Co. Ltd.	200	2,848
Arcland Sakamoto Co. Ltd.	1,400	18,935
Arcs Co. Ltd.	1,500	32,942
Argo Graphics, Inc.	800	17,006
Ariake Japan Co. Ltd.	600	32,049
Arisawa Manufacturing Co. Ltd.	2,000	14,310
Arrk Corp.*	4,200	4,017
As One Corp.	800	63,521
Asahi Co. Ltd.(x)	500	6,911
Asahi Diamond Industrial Co. Ltd.	4,000	27,574
Asahi Group Holdings Ltd.	14,100	627,204
Asahi Intecc Co. Ltd.	2,400	112,605
Asahi Kasei Corp.	46,200	476,048
Asahi Kogyosha Co. Ltd.	200	5,379
Asahi Net, Inc.	1,000	4,908
ASAHI YUKIZAI Corp.	800	11,751
Asanuma Corp.(x)	400	8,878
Ashimori Industry Co. Ltd.	300	4,307
Asics Corp.	7,500	100,492
ASKA Pharmaceutical Co. Ltd.	1,000	10,340
ASKUL Corp.	900	22,429
Astellas Pharma, Inc.	61,000	912,826
Asunaro Aoki Construction Co. Ltd.	500	4,421
Atsugi Co. Ltd.	1,100	9,568
Autobacs Seven Co. Ltd.	100	1,660
Avex, Inc.	2,300	30,631
Awa Bank Ltd. (The)	2,000	50,780
Axell Corp.*	400	1,992
Axial Retailing, Inc.	700	21,538
Azbil Corp.	4,600	107,456
Azuma Shipping Co. Ltd.	600	1,456
Bandai Namco Holdings, Inc.	7,300	341,848
Bando Chemical Industries Ltd.	2,000	19,146
Bank of Iwate Ltd. (The)	800	23,604
Bank of Kyoto Ltd. (The)(x)	3,200	133,682
Bank of Nagoya Ltd. (The)	1,099	35,400
Bank of Okinawa Ltd. (The)	1,080	33,570
Bank of Saga Ltd. (The)	700	12,038
Bank of the Ryukyus Ltd.	2,500	25,444
Belc Co. Ltd.	600	27,123
Belluna Co. Ltd.	3,000	23,225
Benesse Holdings, Inc.	2,400	62,258
Bic Camera, Inc.	3,000	31,481
BML, Inc.	1,400	40,549
Bookoff Group Holdings Ltd.	700	5,249
BP Castrol KK	500	6,235
Bridgestone Corp.	20,500	789,073
Brother Industries Ltd.	9,700	179,244
Bunka Shutter Co. Ltd.	3,000	21,709
CAC Holdings Corp.	700	9,310
Calbee, Inc.	3,500	94,171
Can Do Co. Ltd.	1,000	15,267
Canare Electric Co. Ltd.	100	1,752
Canon Electronics, Inc.	1,100	17,409
Canon Marketing Japan, Inc.	2,300	45,178
Canon, Inc.	35,400	1,026,258
Capcom Co. Ltd.	2,700	60,417
Carlit Holdings Co. Ltd.	1,000	7,011
Casio Computer Co. Ltd.(x)	5,700	74,317
Cawachi Ltd.	800	12,769
Central Glass Co. Ltd.	2,400	52,621
Central Japan Railway Co.	6,200	1,438,257
Central Security Patrols Co. Ltd.(x)	500	21,925
Central Sports Co. Ltd.	400	11,387
Chiba Bank Ltd. (The)(x)	25,000	135,568
Chiba Kogyo Bank Ltd. (The)	2,300	6,205
Chilled & Frozen Logistics Holdings Co. Ltd.	400	4,461
Chino Corp.	400	4,627
Chiyoda Co. Ltd.	1,600	25,683
Chiyoda Corp.(x)	9,000	21,438
Chiyoda Integre Co. Ltd.	400	7,410
Chofu Seisakusho Co. Ltd.	1,200	24,827
Chori Co. Ltd.	800	11,232
Chubu Electric Power Co., Inc.	21,600	336,873
Chubu Shiryo Co. Ltd.	1,200	12,646
Chudenko Corp.	2,000	40,729
Chuetsu Pulp & Paper Co. Ltd.	400	5,013
Chugai Pharmaceutical Co. Ltd.	6,800	466,913
Chugai Ro Co. Ltd.	400	6,327
Chugoku Bank Ltd. (The)	4,800	44,999
Chugoku Electric Power Co., Inc. (The)(x)	7,000	87,224
Chugoku Marine Paints Ltd.(x)	3,000	26,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Chugokukogyo Co. Ltd.	100	$503
Chukyo Bank Ltd. (The)	500	10,245
Chuo Spring Co. Ltd.	100	2,666
CI Takiron Corp.	3,000	16,241
Ci:z Holdings Co. Ltd.(x)	800	42,443
Citizen Watch Co. Ltd.(x)	100	557
CKD Corp.(x)	3,400	30,616
Cleanup Corp.	1,200	6,399
CMIC Holdings Co. Ltd.	400	5,547
CMK Corp.*	2,400	13,989
Coca-Cola Bottlers Japan, Inc.	4,373	110,913
cocokara fine, Inc.	1,100	43,621
COLOPL, Inc.(x)	1,700	10,538
Colowide Co. Ltd.	2,100	43,429
Computer Engineering & Consulting Ltd.	1,600	29,855
Computer Institute of Japan Ltd.	1,200	9,073
COMSYS Holdings Corp.(x)	3,814	103,927
Concordia Financial Group Ltd.	42,446	163,534
CONEXIO Corp.	1,000	12,587
Core Corp.	400	4,197
Corona Corp.	500	4,755
Cosel Co. Ltd.(x)	1,800	18,921
Cosmo Energy Holdings Co. Ltd.	1,500	30,100
Cosmos Pharmaceutical Corp.	500	86,348
Create Medic Co. Ltd.	300	2,580
Create SD Holdings Co. Ltd.	1,500	35,230
Credit Saison Co. Ltd.	7,300	96,297
Cresco Ltd.	300	9,000
CTI Engineering Co. Ltd.	700	9,512
CyberAgent, Inc.	4,600	187,395
Cybernet Systems Co. Ltd.	1,000	5,107
Cybozu, Inc.	2,000	17,035
Dai Nippon Printing Co. Ltd.	5,100	121,805
Dai Nippon Toryo Co. Ltd.	1,400	13,971
Daibiru Corp.	3,600	34,106
Daicel Corp.	5,200	56,396
Dai-Dan Co. Ltd.	500	11,594
Daido Kogyo Co. Ltd.	400	3,071
Daido Metal Co. Ltd.	1,000	6,388
Daido Steel Co. Ltd.	1,200	47,262
Daidoh Ltd.	1,600	4,677
Daifuku Co. Ltd.(x)	3,600	187,097
Daihen Corp.(x)	1,200	30,804
Daiho Corp.	800	23,351
Daiichi Jitsugyo Co. Ltd.	400	11,531
Dai-ichi Life Holdings, Inc.	36,800	510,678
Daiichi Sankyo Co. Ltd.	19,500	897,320
Daiken Corp.	1,000	19,435
Daiken Medical Co. Ltd.	400	2,007
Daiki Aluminium Industry Co. Ltd.	2,000	11,982
Daikin Industries Ltd.	9,200	1,076,640
Daikoku Denki Co. Ltd.	500	6,957
Dainichi Co. Ltd.	600	3,687
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	21,799
Daio Paper Corp.(x)	5,000	61,220
Daiohs Corp.	200	2,472
Daiseki Co. Ltd.	1,900	46,133
Daishi Hokuetsu Financial Group, Inc.	2,250	63,442
Daisue Construction Co. Ltd.	400	3,313
Daisyo Corp.	600	8,131
Daito Bank Ltd. (The)	700	4,023
Daito Trust Construction Co. Ltd.(x)	2,500	348,056
Daitobo Co. Ltd.*	1,000	713
Daitron Co. Ltd.	500	7,606
Daiwa House Industry Co. Ltd.	21,300	676,303
Daiwa Industries Ltd.	1,000	10,241
Daiwa Securities Group, Inc.	51,000	248,029
Daiwabo Holdings Co. Ltd.	1,410	81,040
Danto Holdings Corp.*	1,000	1,020
DCM Holdings Co. Ltd.	5,800	54,007
DeNA Co. Ltd.	4,000	60,164
Denka Co. Ltd.	2,600	74,835
Denki Kogyo Co. Ltd.	600	18,028
Denso Corp.(x)	14,600	568,693
Dentsu, Inc.	8,200	345,890
Denyo Co. Ltd.	1,100	13,587
Descente Ltd.(x)	2,900	75,882
DIC Corp.	2,699	78,781
Dijet Industrial Co. Ltd.	100	1,539
Disco Corp.(x)	800	113,832
DKS Co. Ltd.	400	12,560
DMG Mori Co. Ltd.	3,900	48,174
Doshisha Co. Ltd.	1,000	15,582
Doutor Nichires Holdings Co. Ltd.	2,100	39,848
Dowa Holdings Co. Ltd.(x)	1,800	59,118
DTS Corp.	1,100	40,594
Duskin Co. Ltd.	100	2,378
DyDo Group Holdings, Inc.(x)	500	22,512
Dynic Corp.	400	2,595
Eagle Industry Co. Ltd.	1,000	10,909
Earth Corp.(x)	100	4,638
East Japan Railway Co.	11,900	1,146,729
Ebara Corp.	3,400	95,714
Ebara Jitsugyo Co. Ltd.	300	5,457
Echo Trading Co. Ltd.	300	1,462
Econach Holdings Co. Ltd.*	1,500	1,651
Eco’s Co. Ltd.	400	5,601
EDION Corp.	4,400	38,351
Ehime Bank Ltd. (The)(x)	1,400	14,375
Eiken Chemical Co. Ltd.	2,000	47,027
Eisai Co. Ltd.	7,900	442,865
Eizo Corp.(x)	1,000	39,700
Electric Power Development Co. Ltd.	2,600	63,246
Elematec Corp.	900	13,748
Enplas Corp.	600	15,418
Enshu Ltd.	200	2,106
EPS Holdings, Inc.	2,000	33,312
ESPEC Corp.	1,200	22,337
euglena Co. Ltd.*	3,600	22,315
Excel Co. Ltd.	600	12,668
Exedy Corp.	1,500	32,455
Ezaki Glico Co. Ltd.	2,000	105,026
Faith, Inc.	400	3,295
FALCO HOLDINGS Co. Ltd.	600	7,363
FamilyMart UNY Holdings Co. Ltd.	7,160	182,246
Fancl Corp.	2,800	72,255
FANUC Corp.(x)	6,300	1,073,211
Fast Retailing Co. Ltd.	900	422,512
FCC Co. Ltd.	1,800	38,020
Feed One Co. Ltd.	7,520	11,942
Felissimo Corp.	300	2,869
FIDEA Holdings Co. Ltd.	7,000	8,274
Financial Products Group Co. Ltd.	4,600	37,645
First Baking Co. Ltd.*	100	914
Foster Electric Co. Ltd.	1,100	16,496
FP Corp.	400	23,604
France Bed Holdings Co. Ltd.	1,600	13,022
F-Tech, Inc.	400	3,219
Fudo Tetra Corp.	980	12,751
Fuji Co. Ltd.	1,300	22,392
Fuji Corp. Ltd.	1,200	8,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Fuji Electric Co. Ltd.	4,200	$118,993
Fuji Kosan Co. Ltd.	400	2,451
Fuji Kyuko Co. Ltd.	1,500	56,302
Fuji Media Holdings, Inc.	7,700	106,159
Fuji Oil Co. Ltd.	3,300	7,503
Fuji Oil Holdings, Inc.	1,600	54,714
Fuji Seal International, Inc.	2,400	86,619
Fuji Soft, Inc.	1,600	63,232
Fujibo Holdings, Inc.	500	11,888
Fujicco Co. Ltd.(x)	1,000	19,408
FUJIFILM Holdings Corp.	13,270	602,736
Fujikura Composites, Inc.	800	3,140
Fujikura Kasei Co. Ltd.	1,600	8,590
Fujikura Ltd.(x)	8,400	31,605
Fujimi, Inc.	1,100	24,009
Fujimori Kogyo Co. Ltd.	900	24,686
Fujita Kanko, Inc.	300	7,390
Fujitec Co. Ltd.	3,000	33,159
Fujitsu General Ltd.(x)	2,000	28,260
Fujitsu Ltd.	6,100	439,543
Fujiya Co. Ltd.	700	13,769
FuKoKu Co. Ltd.	500	3,776
Fukuda Corp.	200	7,606
Fukui Bank Ltd. (The)	1,000	15,285
Fukui Computer Holdings, Inc.	400	7,449
Fukuoka Financial Group, Inc.(x)	6,384	141,470
Fukushima Bank Ltd. (The)*	1,500	5,116
Fukushima Industries Corp.	600	19,246
Fukuyama Transporting Co. Ltd.	1,600	61,500
FULLCAST Holdings Co. Ltd.	1,000	21,294
Funai Electric Co. Ltd.(x)*	1,100	7,414
Funai Soken Holdings, Inc.	2,340	56,225
Furukawa Co. Ltd.	2,100	26,394
Furukawa Electric Co. Ltd.	3,100	78,066
Furusato Industries Ltd.	700	10,181
Fuso Pharmaceutical Industries Ltd.	400	9,131
Futaba Corp.	2,100	31,851
Futaba Industrial Co. Ltd.	3,500	17,211
Future Corp.	1,000	17,125
Fuyo General Lease Co. Ltd.	1,100	54,390
G-7 Holdings, Inc.	300	6,312
Gakken Holdings Co. Ltd.	500	23,189
Gakujo Co. Ltd.	400	4,446
Gecoss Corp.	800	7,471
Genki Sushi Co. Ltd.	300	13,967
Geo Holdings Corp.	2,000	27,754
GLOBERIDE, Inc.	500	11,847
Glory Ltd.	2,100	50,326
GMO internet, Inc.	3,400	55,342
GMO Payment Gateway, Inc.	1,200	85,103
Godo Steel Ltd.	700	10,453
Goldcrest Co. Ltd.	1,100	14,828
Goldwin, Inc.(x)	800	116,358
Gree, Inc.	5,100	20,799
GS Yuasa Corp.	2,800	54,848
GSI Creos Corp.	300	3,137
Gun-Ei Chemical Industry Co. Ltd.	300	6,997
Gunma Bank Ltd. (The)(x)	14,200	53,684
Gunze Ltd.	800	32,302
Gurunavi, Inc.	2,000	12,542
H2O Retailing Corp.	4,760	66,227
Hachijuni Bank Ltd. (The)(x)	10,000	41,415
Hakudo Co. Ltd.	400	5,609
Hakuhodo DY Holdings, Inc.	10,600	170,051
Hakuto Co. Ltd.	700	7,409
Hakuyosha Co. Ltd.	100	2,639
Hamakyorex Co. Ltd.	600	23,008
Hamamatsu Photonics KK	4,600	177,641
Hankyu Hanshin Holdings, Inc.	7,300	273,347
Hanwa Co. Ltd.	2,200	61,238
Happinet Corp.	600	7,736
Hard Off Corp. Co. Ltd.	500	3,569
Harima Chemicals Group, Inc.	1,100	10,213
Haruyama Holdings, Inc.	500	3,889
Haseko Corp.	10,500	131,878
Hayashikane Sangyo Co. Ltd.	400	2,086
Hazama Ando Corp.(x)	7,520	50,278
Heiwa Corp.(x)	1,820	36,324
Heiwa Real Estate Co. Ltd.	1,800	34,610
Heiwado Co. Ltd.	2,400	51,040
Helios Techno Holding Co. Ltd.	1,100	6,600
Hibiya Engineering Ltd.	1,800	30,663
Hiday Hidaka Corp.	1,640	31,667
Hikari Tsushin, Inc.	900	170,288
Hino Motors Ltd.	900	7,568
Hioki EE Corp.	500	21,384
Hirakawa Hewtech Corp.	400	5,150
Hirose Electric Co. Ltd.	1,023	107,349
Hiroshima Bank Ltd. (The)	10,000	50,889
HIS Co. Ltd.	1,100	40,395
Hisaka Works Ltd.	1,000	8,265
Hisamitsu Pharmaceutical Co., Inc.	1,900	87,260
Hitachi Capital Corp.	1,200	27,783
Hitachi Chemical Co. Ltd.(x)	4,600	101,770
Hitachi Construction Machinery Co. Ltd.(x)	4,200	111,300
Hitachi High-Technologies Corp.	1,800	73,653
Hitachi Ltd.	30,128	974,546
Hitachi Metals Ltd.	9,400	109,072
Hitachi Transport System Ltd.	2,100	62,244
Hitachi Zosen Corp.(x)	5,100	15,646
Hochiki Corp.	1,000	10,042
Hodogaya Chemical Co. Ltd.	200	5,820
Hogy Medical Co. Ltd.	1,200	42,281
Hokkaido Electric Power Co., Inc.(x)	7,100	40,743
Hokkaido Gas Co. Ltd.	400	5,197
Hokkan Holdings Ltd.	600	10,400
Hokko Chemical Industry Co. Ltd.	1,000	5,053
Hokkoku Bank Ltd. (The)	1,400	43,833
Hokuetsu Corp.	8,000	46,702
Hokuhoku Financial Group, Inc.	2,900	30,170
Hokuriku Electric Industry Co. Ltd.	400	3,815
Hokuriku Electric Power Co.(x)	7,800	61,088
Hokushin Co. Ltd.	800	989
Hokuto Corp.(x)	1,400	24,228
Honda Motor Co. Ltd.	57,200	1,545,737
Honeys Holdings Co. Ltd.	1,080	10,748
Hoosiers Holdings	2,000	11,639
Horiba Ltd.	1,400	77,687
Hoshizaki Corp.	1,900	117,604
Hosiden Corp.(x)	3,000	25,092
Hosokawa Micron Corp.	400	17,847
House Foods Group, Inc.	3,600	144,546
House of Rose Co. Ltd.	100	1,591
Howa Machinery Ltd.	600	5,175
Hoya Corp.	13,900	916,675
Hulic Co. Ltd.	14,800	145,022
Hurxley Corp.	300	2,994
Hyakugo Bank Ltd. (The)	11,000	34,936
Hyakujushi Bank Ltd. (The)	1,400	28,952
Ibiden Co. Ltd.	4,300	65,259
IBJ Leasing Co. Ltd.	1,700	40,096
Ichibanya Co. Ltd.	800	34,936
Ichiken Co. Ltd.	200	3,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Ichikoh Industries Ltd.	2,000	$10,737
Ichinen Holdings Co. Ltd.	1,300	13,501
Ichiyoshi Securities Co. Ltd.	2,700	18,905
Icom, Inc.	600	11,926
Idec Corp.	1,400	24,102
Idemitsu Kosan Co. Ltd.	7,642	255,469
IDOM, Inc.(x)	3,300	9,588
IHI Corp.	4,600	110,362
Iida Group Holdings Co. Ltd.(x)	5,976	108,110
Iino Kaiun Kaisha Ltd.(x)	5,900	19,857
Ikegami Tsushinki Co. Ltd.	300	3,070
Imasen Electric Industrial	800	7,225
Impress Holdings, Inc.	1,000	1,381
Inaba Denki Sangyo Co. Ltd.	100	3,866
Inaba Seisakusho Co. Ltd.	600	7,590
Inabata & Co. Ltd.	3,200	43,454
Inageya Co. Ltd.	1,000	11,486
Ines Corp.	1,600	19,042
I-Net Corp.	550	6,536
Infomart Corp.	3,400	41,353
Information Services International-Dentsu Ltd.	700	24,095
Inpex Corp.	38,500	366,658
Intage Holdings, Inc.	1,200	9,301
Internet Initiative Japan, Inc.	700	14,141
Inui Global Logistics Co. Ltd.	490	3,957
I’rom Group Co. Ltd.	300	4,098
Iseki & Co. Ltd.	1,300	19,108
Isetan Mitsukoshi Holdings Ltd.	10,500	106,014
Ishihara Sangyo Kaisha Ltd.(x)	2,100	21,373
Ishii Iron Works Co. Ltd.	100	1,778
Ishikawa Seisakusho Ltd.*	200	3,073
Ishizuka Glass Co. Ltd.	100	1,553
Isuzu Motors Ltd.	20,500	268,943
Itfor, Inc.	1,300	11,202
Ito En Ltd.	3,000	155,644
ITOCHU Corp.(x)	43,900	793,195
Itochu Enex Co. Ltd.	2,700	21,731
Itochu Techno-Solutions Corp.	4,800	111,869
Itochu-Shokuhin Co. Ltd.	300	12,817
Itoham Yonekyu Holdings, Inc.(x)	7,370	45,817
Itoki Corp.	2,600	12,668
IwaiCosmo Holdings, Inc.	1,100	12,267
Iwaki & Co. Ltd.	1,000	3,609
Iwasaki Electric Co. Ltd.	400	5,013
Iwatani Corp.(x)	600	19,246
Iwatsu Electric Co. Ltd.	500	3,659
Iyo Bank Ltd. (The)	4,100	21,678
Izumi Co. Ltd.	1,700	79,148
Izutsuya Co. Ltd.*	600	1,408
J Front Retailing Co. Ltd.	9,500	112,889
Jaccs Co. Ltd.(x)	1,600	25,726
Jafco Co. Ltd.	1,600	57,241
Jalux, Inc.	300	6,827
Janome Sewing Machine Co. Ltd.	1,200	5,143
Japan Airlines Co. Ltd.	11,400	401,052
Japan Airport Terminal Co. Ltd.	1,600	67,491
Japan Asia Investment Co. Ltd.*	800	1,379
Japan Aviation Electronics Industry Ltd.	2,000	27,808
Japan Cash Machine Co. Ltd.	1,100	11,741
Japan Display, Inc.(x)*	17,300	10,771
Japan Electronic Materials Corp.	500	2,996
Japan Exchange Group, Inc.	17,000	302,635
Japan Foods Co. Ltd.	100	1,084
Japan Foundation Engineering Co. Ltd.	1,700	5,783
Japan Lifeline Co. Ltd.(x)	1,800	29,689
Japan Medical Dynamic Marketing, Inc.	1,000	9,790
Japan Oil Transportation Co. Ltd.	100	2,589
Japan Petroleum Exploration Co. Ltd.	100	2,162
Japan Post Bank Co. Ltd.	17,400	189,810
Japan Post Holdings Co. Ltd.	53,300	623,268
Japan Post Insurance Co. Ltd.	1,600	34,575
Japan Pulp & Paper Co. Ltd.	600	22,467
Japan Securities Finance Co. Ltd.	5,546	29,224
Japan Steel Works Ltd. (The)	3,200	58,872
Japan Tobacco, Inc.(x)	39,000	965,939
Japan Transcity Corp.	2,000	8,030
Japan Wool Textile Co. Ltd. (The)	4,000	34,034
Jastec Co. Ltd.	700	6,360
JBCC Holdings, Inc.	1,000	13,534
JCU Corp.(x)	800	12,495
Jeans Mate Corp.*	300	1,113
Jeol Ltd.	2,000	35,947
JFE Holdings, Inc.	15,444	261,766
JGC Corp.	9,000	119,453
JK Holdings Co. Ltd.	1,100	5,558
JMS Co. Ltd.	500	3,023
Joban Kosan Co. Ltd.	300	4,290
J-Oil Mills, Inc.	500	18,587
Joshin Denki Co. Ltd.	1,000	23,017
JSP Corp.	800	17,634
JSR Corp.	8,100	125,414
JTEKT Corp.	7,500	92,168
Juki Corp.	1,400	13,895
Juroku Bank Ltd. (The)	1,500	30,425
JVC Kenwood Corp.	5,800	14,025
JXTG Holdings, Inc.	110,550	505,220
K&O Energy Group, Inc.	500	6,875
kabu.com Securities Co. Ltd.(x)	9,800	49,164
Kadokawa Dwango Corp.	1,484	15,626
Kaga Electronics Co. Ltd.	1,200	22,001
Kagome Co. Ltd.	2,200	61,734
Kajima Corp.	12,700	187,240
Kakaku.com, Inc.(x)	5,200	99,796
Kaken Pharmaceutical Co. Ltd.	1,800	81,693
Kamei Corp.	1,000	10,629
Kamigumi Co. Ltd.	1,000	23,135
Kanaden Corp.	1,000	10,638
Kanagawa Chuo Kotsu Co. Ltd.	200	6,866
Kanamoto Co. Ltd.	1,000	24,723
Kandenko Co. Ltd.	6,000	51,214
Kaneka Corp.	2,600	97,239
Kanematsu Corp.	5,400	61,635
Kanematsu Electronics Ltd.	700	21,127
Kanematsu Sustech Corp.	100	1,424
Kansai Electric Power Co., Inc. (The)	27,800	409,362
Kansai Mirai Financial Group, Inc.	5,564	39,510
Kansai Paint Co. Ltd.(x)	7,800	148,568
Kanto Denka Kogyo Co. Ltd.	2,000	13,462
Kao Corp.	16,600	1,305,773
Kappa Create Co. Ltd.*	1,800	23,452
Kasai Kogyo Co. Ltd.	1,000	7,381
Katakura & Co-op Agri Corp.	55	565
Katakura Industries Co. Ltd.	1,400	15,942
Kato Sangyo Co. Ltd.	1,700	55,987
Kato Works Co. Ltd.	400	9,431
KAWADA TECHNOLOGIES, Inc.	200	14,202
Kawai Musical Instruments Manufacturing Co. Ltd.	400	10,376
Kawasaki Heavy Industries Ltd.	2,500	61,581
Kawasaki Kisen Kaisha Ltd.(x)	3,899	41,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
KDDI Corp.	59,400	$1,278,255
Keihan Holdings Co. Ltd.	3,200	134,404
Keihanshin Building Co. Ltd.	1,400	13,655
Keihin Co. Ltd.	200	2,479
Keihin Corp.(x)	2,500	40,873
Keikyu Corp.(x)	8,000	135,559
Keio Corp.(x)	3,600	232,248
Keisei Electric Railway Co. Ltd.	6,000	217,631
Keiyo Bank Ltd. (The)	2,500	14,572
Keiyo Co. Ltd.	2,200	9,826
Kenedix, Inc.	9,400	46,987
Kewpie Corp.	5,100	122,174
Key Coffee, Inc.	1,200	22,489
Keyence Corp.	3,380	2,103,389
Kikkoman Corp.	4,000	195,976
Kimoto Co. Ltd.	2,200	3,394
Kimura Chemical Plants Co. Ltd.	1,100	3,722
Kimura Unity Co. Ltd.	200	1,963
Kinden Corp.	5,000	82,739
King Jim Co. Ltd.	1,000	7,805
Kinki Sharyo Co. Ltd. (The)	100	1,834
Kintetsu Department Store Co. Ltd.	100	3,144
Kintetsu Group Holdings Co. Ltd.	5,400	251,412
Kintetsu World Express, Inc.	2,200	33,467
Kirin Holdings Co. Ltd.	30,800	734,359
Kirindo Holdings Co. Ltd.	500	6,672
Kisoji Co. Ltd.	1,400	33,500
Kissei Pharmaceutical Co. Ltd.	2,600	67,985
Kitagawa Corp.	500	10,146
Kita-Nippon Bank Ltd. (The)	300	5,311
Kitano Construction Corp.	300	8,418
Kitazawa Sangyo Co. Ltd.	1,000	2,400
Kitz Corp.	5,100	37,319
KNT-CT Holdings Co. Ltd.*	400	4,797
Koa Corp.	1,500	20,152
Koatsu Gas Kogyo Co. Ltd.	1,000	7,705
Kobayashi Pharmaceutical Co. Ltd.	1,800	151,692
Kobayashi Yoko Co. Ltd.	300	701
Kobe Steel Ltd.	12,900	96,724
Koei Tecmo Holdings Co. Ltd.(x)	3,456	66,544
Kohnan Shoji Co. Ltd.	1,100	27,264
Kohsoku Corp.	700	7,674
Koito Manufacturing Co. Ltd.	4,200	237,607
Kojima Co. Ltd.*	1,500	8,012
Kokuyo Co. Ltd.	3,400	49,820
KOMAIHALTEC, Inc.	200	3,347
Komatsu Ltd.	260,190	6,034,633
Komatsu Matere Co. Ltd.	2,000	14,581
Komatsu Wall Industry Co. Ltd.	400	6,807
Komeri Co. Ltd.	1,600	39,137
Komori Corp.	3,400	38,408
Konaka Co. Ltd.	1,400	5,406
Konami Holdings Corp.	2,800	121,393
Konica Minolta, Inc.	16,600	163,109
Konishi Co. Ltd.	2,000	28,945
Kosaido Co. Ltd.	900	6,513
Kose Corp.	1,200	220,121
Kosei Securities Co. Ltd. (The)	200	1,256
Kourakuen Holdings Corp.	700	16,731
Krosaki Harima Corp.	200	9,997
KRS Corp.	300	5,541
K’s Holdings Corp.	6,800	60,251
Kubota Corp.	34,800	502,234
Kumagai Gumi Co. Ltd.	1,000	31,219
Kumiai Chemical Industry Co. Ltd.	5,140	36,221
Kura Corp.(x)	600	27,447
Kurabo Industries Ltd.	1,200	21,990
Kuraray Co. Ltd.	11,900	151,179
Kuraudia Holdings Co. Ltd.	200	904
Kureha Corp.	800	44,825
Kurimoto Ltd.	600	7,882
Kurita Water Industries Ltd.	3,500	89,276
KYB Corp.	700	17,167
Kyocera Corp.	10,000	586,484
Kyodo Printing Co. Ltd.	300	6,648
Kyoei Sangyo Co. Ltd.	100	1,416
Kyoei Steel Ltd.(x)	1,300	18,509
Kyoei Tanker Co. Ltd.	100	1,347
Kyokuto Boeki Kaisha Ltd.	200	2,904
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	30,734
Kyokuto Securities Co. Ltd.	1,600	14,841
Kyokuyo Co. Ltd.	500	12,794
KYORIN Holdings, Inc.	3,000	58,495
Kyoritsu Maintenance Co. Ltd.	1,200	59,442
Kyoritsu Printing Co. Ltd.	1,000	2,012
Kyosan Electric Manufacturing Co. Ltd.	2,000	6,551
Kyoto Kimono Yuzen Co. Ltd.	700	2,476
Kyowa Electronic Instruments Co. Ltd.	1,000	3,663
Kyowa Exeo Corp.(x)	3,058	84,293
Kyowa Hakko Kirin Co. Ltd.	10,000	217,450
Kyowa Leather Cloth Co. Ltd.	700	4,693
Kyudenko Corp.	2,000	62,618
Kyushu Electric Power Co., Inc.	8,800	103,777
Kyushu Financial Group, Inc.(x)	16,770	68,091
Kyushu Railway Co.(x)	5,000	164,215
Land Business Co. Ltd.	1,000	7,272
LAND Co. Ltd.*	1,300	94
Lasertec Corp.	1,100	45,904
Lawson, Inc.	1,200	66,480
LEC, Inc.(x)	1,200	15,299
Leopalace21 Corp.(x)	7,300	14,557
Life Corp.	700	15,019
LINE Corp.(x)*	2,100	73,992
Lintec Corp.	900	19,441
Lion Corp.	10,000	210,232
LIXIL Group Corp.	8,440	112,554
Look Holdings, Inc.	400	5,475
M3, Inc.	12,800	214,469
Mabuchi Motor Co. Ltd.(x)	2,400	83,371
Macnica Fuji Electronics Holdings, Inc.	1,850	25,205
Maeda Corp.	8,000	79,257
Maeda Road Construction Co. Ltd.	4,000	77,560
Maezawa Industries, Inc.	900	2,753
Maezawa Kasei Industries Co. Ltd.	900	8,340
Maezawa Kyuso Industries Co. Ltd.	400	6,865
Makino Milling Machine Co. Ltd.	1,200	49,373
Makita Corp.	7,800	271,307
Mandom Corp.	1,400	35,951
Marche Corp.	300	2,101
Mars Group Holdings Corp.	600	11,894
Marubeni Construction Material Lease Co. Ltd.	100	1,765
Marubeni Corp.(x)	60,400	416,909
Marubun Corp.	900	5,173
Marudai Food Co. Ltd.(x)	1,200	20,366
Maruha Nichiro Corp.	1,300	46,450
Marui Group Co. Ltd.(x)	6,700	135,112
Maruichi Steel Tube Ltd.	1,600	46,558
Maruka Machinery Co. Ltd.	400	7,698
Marusan Securities Co. Ltd.(x)	3,900	23,014
Maruwa Co. Ltd.	300	14,130

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Maruwn Corp.	600	$1,581
Maruyama Manufacturing Co., Inc.	200	2,479
Maruzen CHI Holdings Co. Ltd.	600	1,971
Maruzen Showa Unyu Co. Ltd.	800	21,655
Matsuda Sangyo Co. Ltd.	800	10,055
Matsui Construction Co. Ltd.	1,000	6,406
Matsui Securities Co. Ltd.(x)	100	940
Matsumotokiyoshi Holdings Co. Ltd.	3,800	126,347
Matsuya Co. Ltd.	2,200	19,930
Matsuyafoods Holdings Co. Ltd.	500	16,647
Max Co. Ltd.	2,000	29,378
Mazda Motor Corp.	11,400	127,392
Mebuki Financial Group, Inc.	32,760	83,651
MEC Co. Ltd.	800	7,327
Medical System Network Co. Ltd.	400	1,898
Medipal Holdings Corp.	7,600	180,348
Megachips Corp.	1,100	16,863
Megmilk Snow Brand Co. Ltd.	2,700	65,630
Meidensha Corp.	2,400	32,850
Meiji Holdings Co. Ltd.	4,800	389,353
Meiji Shipping Co. Ltd.	1,100	3,434
Meiko Network Japan Co. Ltd.	900	7,820
Meitec Corp.	1,000	45,385
Meito Sangyo Co. Ltd.	600	8,240
Meiwa Corp.	900	3,614
Meiwa Estate Co. Ltd.	700	3,606
Melco Holdings, Inc.	600	20,680
Michinoku Bank Ltd. (The)	600	8,705
Milbon Co. Ltd.	1,440	66,913
Mimasu Semiconductor Industry Co. Ltd.(x)	1,000	13,300
Minebea Mitsumi, Inc.	13,137	197,120
Ministop Co. Ltd.	900	13,919
Miraca Holdings, Inc.	2,600	64,419
Mirait Holdings Corp.(x)	3,600	52,524
Misawa Homes Co. Ltd.	1,600	11,434
MISUMI Group, Inc.	7,800	193,680
Mitachi Co. Ltd.	200	1,321
Mito Securities Co. Ltd.	3,000	5,576
Mitsuba Corp.	2,000	11,224
Mitsubishi Chemical Holdings Corp.	41,720	293,391
Mitsubishi Corp.	46,410	1,287,236
Mitsubishi Electric Corp.	66,000	847,108
Mitsubishi Estate Co. Ltd.	47,200	854,097
Mitsubishi Gas Chemical Co., Inc.	6,500	92,606
Mitsubishi Heavy Industries Ltd.	10,600	439,762
Mitsubishi Kakoki Kaisha Ltd.	300	4,128
Mitsubishi Logisnext Co. Ltd.	1,000	10,873
Mitsubishi Logistics Corp.(x)	3,000	83,642
Mitsubishi Materials Corp.	3,700	97,549
Mitsubishi Motors Corp.	26,200	139,002
Mitsubishi Paper Mills Ltd.*	1,800	9,030
Mitsubishi Pencil Co. Ltd.	2,000	38,708
Mitsubishi Research Institute, Inc.	400	12,073
Mitsubishi Shokuhin Co. Ltd.	1,100	28,743
Mitsubishi Steel Manufacturing Co. Ltd.	700	9,701
Mitsubishi Tanabe Pharma Corp.	6,000	80,069
Mitsubishi UFJ Financial Group, Inc.	465,900	2,312,055
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,700	100,251
Mitsuboshi Belting Ltd.	1,500	26,649
Mitsui & Co. Ltd.	51,500	798,545
Mitsui Chemicals, Inc.	4,518	108,884
Mitsui E&S Holdings Co. Ltd.	3,400	32,027
Mitsui Fudosan Co. Ltd.	34,800	873,689
Mitsui High-Tec, Inc.	1,400	12,771
Mitsui Matsushima Holdings Co. Ltd.	800	8,886
Mitsui Mining & Smelting Co. Ltd.	1,200	30,739
Mitsui OSK Lines Ltd.(x)	4,100	88,082
Mitsui Sugar Co. Ltd.	1,000	24,596
Mitsui-Soko Holdings Co. Ltd.	1,000	16,431
Mitsumura Printing Co. Ltd.	100	2,073
Mitsuuroko Group Holdings Co. Ltd.	1,900	14,503
Miura Co. Ltd.	3,000	69,052
Miyaji Engineering Group, Inc.	400	6,749
Miyakoshi Holdings, Inc.*	300	2,734
Miyazaki Bank Ltd. (The)	800	19,987
Miyoshi Oil & Fat Co. Ltd.	400	4,053
Mizuho Financial Group, Inc.	897,280	1,386,845
Mizuno Corp.	1,200	27,772
Mochida Pharmaceutical Co. Ltd.	1,000	51,250
Modec, Inc.	1,000	28,422
Monex Group, Inc.(x)	7,000	24,190
MonotaRO Co. Ltd.	4,000	88,821
Morinaga & Co. Ltd.	1,800	78,038
Morinaga Milk Industry Co. Ltd.(x)	2,200	74,538
Morita Holdings Corp.	2,000	32,843
Morozoff Ltd.	200	8,906
Mory Industries, Inc.	400	8,503
MOS Food Services, Inc.(x)	1,600	38,834
MrMax Holdings Ltd.	1,200	4,786
MS&AD Insurance Group Holdings, Inc.(x)	16,000	486,511
Murata Manufacturing Co. Ltd.	20,895	1,039,188
Musashi Seimitsu Industry Co. Ltd.	2,400	32,482
Musashino Bank Ltd. (The)	1,900	37,870
Mutoh Holdings Co. Ltd.	100	1,702
Nabtesco Corp.	3,800	110,575
NAC Co. Ltd.	400	3,642
Nachi-Fujikoshi Corp.(x)	1,200	48,182
Nagaileben Co. Ltd.	1,200	25,986
Nagano Bank Ltd. (The)	400	6,071
Nagano Keiki Co. Ltd.	800	5,803
Nagase & Co. Ltd.(x)	6,300	90,325
Nagatanien Holdings Co. Ltd.	500	11,211
Nagoya Railroad Co. Ltd.	4,000	110,620
Naigai Co. Ltd.*	300	1,440
Nakabayashi Co. Ltd.	1,000	4,818
Nakamuraya Co. Ltd.	300	11,491
Nakano Corp.	1,000	4,331
Nakayama Steel Works Ltd.	600	2,729
Nakayamafuku Co. Ltd.	700	3,316
Nakayo, Inc.	200	2,624
Namura Shipbuilding Co. Ltd.	1,024	3,335
Nankai Electric Railway Co. Ltd.	3,200	88,207
Nanto Bank Ltd. (The)	1,100	20,575
Natori Co. Ltd.	600	8,916
NC Holdings Co. Ltd.	300	1,386
NEC Capital Solutions Ltd.	300	4,607
NEC Corp.	8,100	273,703
NEC Networks & System Integration Corp.	1,100	26,550
NET One Systems Co. Ltd.	900	22,632
Neturen Co. Ltd.	1,700	13,682
Nexon Co. Ltd.	17,600	275,362
Nexyz Group Corp.	500	9,907
NGK Insulators Ltd.	1,500	21,763
NGK Spark Plug Co. Ltd.	6,100	113,051
NH Foods Ltd.(x)	2,300	82,699
NHK Spring Co. Ltd.(x)	9,700	86,996
Nice Holdings, Inc.	500	4,020
Nichia Steel Works Ltd.	1,000	3,086
Nichias Corp.	3,000	59,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nichiban Co. Ltd.	500	$10,575
Nichicon Corp.	3,900	35,646
Nichiden Corp.	1,000	14,193
Nichiha Corp.	1,200	33,024
NichiiGakkan Co. Ltd.	2,200	25,865
Nichi-iko Pharmaceutical Co. Ltd.	2,100	27,816
Nichimo Co. Ltd.	100	1,502
Nichirei Corp.	3,500	86,150
Nichireki Co. Ltd.	1,000	9,880
Nidec Corp.	7,927	1,003,123
Nifco, Inc.(x)	3,400	86,511
Nihon Chouzai Co. Ltd.	300	10,151
Nihon Dempa Kogyo Co. Ltd.	900	3,216
Nihon Eslead Corp.	500	6,866
Nihon Kohden Corp.	2,600	77,181
Nihon M&A Center, Inc.(x)	5,200	142,164
Nihon Nohyaku Co. Ltd.	2,000	8,048
Nihon Parkerizing Co. Ltd.	6,000	74,817
Nihon Tokushu Toryo Co. Ltd.	1,000	10,403
Nihon Trim Co. Ltd.	200	10,430
Nihon Unisys Ltd.	3,300	87,301
Nihon Yamamura Glass Co. Ltd.	500	6,519
Nikkato Corp.	400	3,277
Nikkiso Co. Ltd.	4,000	46,630
Nikko Co. Ltd.	200	4,344
Nikkon Holdings Co. Ltd.	3,000	70,892
Nikon Corp.	12,300	173,241
Nintendo Co. Ltd.	4,200	1,195,994
Nippo Corp.	3,000	55,869
Nippon Air Conditioning Services Co. Ltd.	1,200	7,373
Nippon Beet Sugar Manufacturing Co. Ltd.	700	12,089
Nippon Carbide Industries Co., Inc.	300	4,063
Nippon Carbon Co. Ltd.(x)	600	26,581
Nippon Ceramic Co. Ltd.	800	21,402
Nippon Chemical Industrial Co. Ltd.	400	7,085
Nippon Chemi-Con Corp.	700	12,032
Nippon Chemiphar Co. Ltd.	100	2,640
Nippon Chutetsukan KK	100	811
Nippon Coke & Engineering Co. Ltd.	10,000	9,023
Nippon Concrete Industries Co. Ltd.	1,000	2,445
Nippon Denko Co. Ltd.	5,000	10,106
Nippon Densetsu Kogyo Co. Ltd.	2,000	41,577
Nippon Electric Glass Co. Ltd.	4,000	105,928
Nippon Express Co. Ltd.	1,800	100,045
Nippon Felt Co. Ltd.	700	2,893
Nippon Filcon Co. Ltd.	900	4,247
Nippon Fine Chemical Co. Ltd.	1,000	10,863
Nippon Flour Mills Co. Ltd.	4,000	68,574
Nippon Gas Co. Ltd.	1,100	30,371
Nippon Hume Corp.	1,000	6,893
Nippon Kanzai Co. Ltd.	800	14,271
Nippon Kayaku Co. Ltd.	5,000	59,009
Nippon Kinzoku Co. Ltd.	300	3,273
Nippon Koei Co. Ltd.	800	16,920
Nippon Koshuha Steel Co. Ltd.	500	2,346
Nippon Light Metal Holdings Co. Ltd.(x)	2,800	6,139
Nippon Paint Holdings Co. Ltd.(x)	5,500	215,871
Nippon Paper Industries Co. Ltd.(x)	4,600	94,880
Nippon Parking Development Co. Ltd.	13,000	20,175
Nippon Pillar Packing Co. Ltd.	1,000	11,522
Nippon Piston Ring Co. Ltd.	400	5,677
Nippon Road Co. Ltd. (The)	400	23,495
Nippon Seisen Co. Ltd.	200	5,883
Nippon Sharyo Ltd.*	400	9,247
Nippon Sheet Glass Co. Ltd.(x)	3,800	30,550
Nippon Shinyaku Co. Ltd.	1,900	138,176
Nippon Shokubai Co. Ltd.	1,000	65,145
Nippon Signal Co. Ltd.	2,800	25,037
Nippon Soda Co. Ltd.	1,400	36,936
Nippon Steel Corp.	28,615	504,500
Nippon Steel Trading Corp.	740	30,046
Nippon Suisan Kaisha Ltd.	16,000	121,989
Nippon Systemware Co. Ltd.	400	8,160
Nippon Telegraph & Telephone Corp.	45,920	1,948,586
Nippon Television Holdings, Inc.	3,100	46,431
Nippon Thompson Co. Ltd.	4,000	18,370
Nippon Yakin Kogyo Co. Ltd.(x)	6,500	14,721
Nippon Yusen KK(x)	2,200	32,197
Nipro Corp.(x)	4,800	61,889
Nishimatsu Construction Co. Ltd.(x)	2,200	48,693
Nishimatsuya Chain Co. Ltd.	700	5,874
Nishi-Nippon Financial Holdings, Inc.	4,000	33,926
Nissan Chemical Corp.	3,800	173,834
Nissan Motor Co. Ltd.(x)	73,320	600,823
Nissan Shatai Co. Ltd.(x)	4,000	34,612
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	2,644
Nissei Plastic Industrial Co. Ltd.	1,000	8,166
Nissha Co. Ltd.	2,200	23,205
Nisshin Fudosan Co.	1,400	5,849
Nisshin Oillio Group Ltd. (The)	1,200	35,406
Nisshin Seifun Group, Inc.	5,805	133,039
Nisshinbo Holdings, Inc.(x)	4,368	38,111
Nissin Corp.	800	13,375
Nissin Electric Co. Ltd.	2,000	18,316
Nissin Foods Holdings Co. Ltd.	2,500	171,434
Nissin Kogyo Co. Ltd.	2,100	26,281
Nissui Pharmaceutical Co. Ltd.	500	5,256
Nitori Holdings Co. Ltd.	2,800	361,274
Nitta Corp.	1,100	35,730
Nittetsu Mining Co. Ltd.	300	12,384
Nitto Boseki Co. Ltd.	2,000	35,730
Nitto Denko Corp.	5,320	279,128
Nitto Fuji Flour Milling Co. Ltd.	100	5,549
Nitto Kogyo Corp.	1,800	35,958
Nitto Kohki Co. Ltd.	700	13,794
Nitto Seiko Co. Ltd.	1,000	5,332
Nitto Seimo Co. Ltd.	100	1,361
Nittoc Construction Co. Ltd.	750	4,033
NOF Corp.	2,900	98,647
Nohmi Bosai Ltd.	1,000	16,322
NOK Corp.(x)	5,000	77,732
Nomura Co. Ltd.	2,000	56,302
Nomura Holdings, Inc.	112,000	404,425
Nomura Real Estate Holdings, Inc.	6,400	122,710
Nomura Research Institute Ltd.	4,003	181,675
Noritake Co. Ltd.	600	28,693
Noritsu Koki Co. Ltd.(x)	1,100	24,446
Noritz Corp.	2,300	35,860
North Pacific Bank Ltd.(x)	2,400	5,998
NS Solutions Corp.	2,000	53,920
NS United Kaiun Kaisha Ltd.	400	8,550
NSD Co. Ltd.(x)	2,530	58,827
NSK Ltd.	14,500	135,672
NTN Corp.(x)	23,000	68,068
NTT Data Corp.	16,600	182,880
NTT DOCOMO, Inc.	48,700	1,077,218
Obara Group, Inc.	800	26,455
Obayashi Corp.	21,300	214,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
OBIC Business Consultants Co. Ltd.(x)	1,200	$49,211
Obic Co. Ltd.	2,200	221,528
Odakyu Electric Railway Co. Ltd.	10,499	254,162
Oenon Holdings, Inc.	3,000	11,098
Ogaki Kyoritsu Bank Ltd. (The)	1,600	33,204
Ohara, Inc.(x)	400	4,569
Ohashi Technica, Inc.	600	7,536
OIE Sangyo Co. Ltd.	300	3,538
Oiles Corp.	1,560	24,858
Oita Bank Ltd. (The)	700	21,853
Oizumi Corp.	400	1,325
Oji Holdings Corp.	34,000	210,755
Okabe Co. Ltd.	2,700	23,314
Okamoto Industries, Inc.	800	40,350
Okamura Corp.	4,000	41,830
Okasan Securities Group, Inc.	6,000	22,250
Okaya Electric Industries Co. Ltd.	600	2,052
Oki Electric Industry Co. Ltd.	3,600	42,487
Okinawa Electric Power Co., Inc. (The)	2,165	36,822
OKK Corp.	400	2,923
OKUMA Corp.	1,000	54,047
Okumura Corp.	1,300	41,230
Okura Industrial Co. Ltd.	600	9,647
Okuwa Co. Ltd.	1,000	10,024
Olympic Group Corp.	800	4,887
Olympus Corp.	267,300	2,898,986
Omron Corp.(x)	37,800	1,766,706
Ono Pharmaceutical Co. Ltd.	15,000	293,558
ONO Sokki Co. Ltd.	500	2,784
Onoken Co. Ltd.	1,000	14,003
Onward Holdings Co. Ltd.	1,000	5,278
Open House Co. Ltd.(x)	1,000	34,242
Optex Group Co. Ltd.(x)	1,600	25,480
Oracle Corp.	1,100	73,744
Organo Corp.	400	11,315
Orient Corp.(x)	16,500	16,823
Oriental Land Co. Ltd.	7,800	884,652
Origin Co. Ltd.	200	3,577
ORIX Corp.	41,900	600,921
Osaka Gas Co. Ltd.	12,100	238,441
Osaka Soda Co. Ltd.(x)	1,000	24,488
Osaka Steel Co. Ltd.	800	13,549
OSAKA Titanium Technologies Co. Ltd.(x)	1,100	16,724
Osaki Electric Co. Ltd.	1,000	6,217
OSG Corp.	2,200	42,380
OSJB Holdings Corp.	450	1,125
Otsuka Corp.	4,200	156,699
Otsuka Holdings Co. Ltd.	12,600	494,428
Outsourcing, Inc.	3,000	36,976
Oyo Corp.	1,200	12,105
Pacific Industrial Co. Ltd.	2,000	28,079
Pacific Metals Co. Ltd.(x)	899	21,844
Pack Corp. (The)	900	27,569
PAL GROUP Holdings Co. Ltd.	700	18,980
PALTAC Corp.	1,050	57,033
Pan Pacific International Holdings Corp.	4,500	297,618
Panasonic Corp.	75,385	649,033
Paramount Bed Holdings Co. Ltd.	900	39,872
Parco Co. Ltd.	500	4,557
Paris Miki Holdings, Inc.	1,500	5,332
Park24 Co. Ltd.	4,000	86,727
Pasco Corp.*	200	1,592
Pasona Group, Inc.	1,000	15,095
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	6,540
Penta-Ocean Construction Co. Ltd.(x)	10,300	47,676
PeptiDream, Inc.*	2,900	142,082
Persol Holdings Co. Ltd.(x)	5,100	82,461
PIA Corp.	300	12,424
Pigeon Corp.	4,800	195,976
Pilot Corp.	1,100	44,514
Piolax, Inc.	1,500	28,814
Plenus Co. Ltd.	1,500	23,901
Pola Orbis Holdings, Inc.	3,000	95,552
Poplar Co. Ltd.*	300	1,546
Press Kogyo Co. Ltd.	5,000	26,482
Prima Meat Packers Ltd.	1,400	25,946
Pronexus, Inc.	1,300	14,369
PS Mitsubishi Construction Co. Ltd.	800	4,778
Raito Kogyo Co. Ltd.(x)	2,900	39,040
Rakuten, Inc.	28,400	268,548
Rasa Corp.	500	3,731
Rasa Industries Ltd.	400	5,309
Recruit Holdings Co. Ltd.	47,200	1,346,199
Relia, Inc.	1,600	13,931
Relo Group, Inc.	3,300	92,601
Renaissance, Inc.	500	8,824
Renesas Electronics Corp.*	3,200	14,783
Rengo Co. Ltd.	10,000	93,657
Renown, Inc.*	2,500	2,323
Resol Holdings Co. Ltd.	100	3,609
Resona Holdings, Inc.	70,500	305,142
Resorttrust, Inc.	3,800	51,430
Restar Holdings Corp.	700	12,929
Rheon Automatic Machinery Co. Ltd.	1,000	14,283
Rhythm Watch Co. Ltd.	600	7,238
Ricoh Co. Ltd.(x)	16,400	171,206
Ricoh Leasing Co. Ltd.	800	24,109
Right On Co. Ltd.	900	5,985
Riken Corp.	400	18,154
Riken Keiki Co. Ltd.	1,000	19,255
Riken Technos Corp.	2,000	8,175
Ringer Hut Co. Ltd.	900	19,189
Rinnai Corp.	1,700	120,103
Riso Kagaku Corp.	1,800	28,422
Riso Kyoiku Co. Ltd.	3,900	17,946
Rock Field Co. Ltd.	1,200	17,703
Rohm Co. Ltd.	2,900	180,547
Rohto Pharmaceutical Co. Ltd.	3,300	84,621
Roland DG Corp.	500	10,512
Round One Corp.	3,300	41,715
Royal Holdings Co. Ltd.	1,800	44,955
Ryobi Ltd.	1,400	31,378
Ryoden Corp.	500	6,623
Ryohin Keikaku Co. Ltd.	1,000	253,000
Ryosan Co. Ltd.	1,900	50,882
Ryoyo Electro Corp.	1,600	23,358
S Foods, Inc.	500	18,271
Sagami Holdings Corp.	1,000	11,522
Saibu Gas Co. Ltd.	1,300	28,046
Saizeriya Co. Ltd.(x)	1,600	30,779
Sakai Chemical Industry Co. Ltd.	800	17,548
Sakai Heavy Industries Ltd.	200	4,921
Sakai Moving Service Co. Ltd.	400	25,336
Sakai Ovex Co. Ltd.	300	4,897
Sakata INX Corp.	2,000	18,425
Sakata Seed Corp.	2,000	67,942
Sala Corp.	1,000	5,558
San Holdings, Inc.	200	4,495
San ju San Financial Group, Inc.	990	13,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
San-A Co. Ltd.	800	$31,977
San-Ai Oil Co. Ltd.	2,000	16,404
Sanden Holdings Corp.(x)	1,400	9,525
Sangetsu Corp.	4,200	76,133
San-In Godo Bank Ltd. (The)	7,000	50,149
Sanix, Inc.*	1,800	3,865
Sanken Electric Co. Ltd.	1,400	25,946
Sanki Engineering Co. Ltd.	3,000	32,753
Sanko Metal Industrial Co. Ltd.	100	2,514
Sankyo Co. Ltd.	700	26,653
Sankyo Seiko Co. Ltd.	2,000	8,554
Sankyo Tateyama, Inc.	1,700	22,824
Sankyu, Inc.	1,700	82,830
Sanoh Industrial Co. Ltd.	1,400	6,379
Sanrio Co. Ltd.	2,000	47,659
Sanritsu Corp.	300	1,860
Sanshin Electronics Co. Ltd.(x)	1,500	25,634
Santen Pharmaceutical Co. Ltd.	13,400	199,374
Sanwa Holdings Corp.	8,800	104,571
Sanyo Chemical Industries Ltd.	600	27,718
Sanyo Housing Nagoya Co. Ltd.	1,000	8,382
Sanyo Industries Ltd.	100	1,685
Sanyo Shokai Ltd.	600	9,349
Sanyo Special Steel Co. Ltd.(x)	1,200	24,567
Sapporo Holdings Ltd.	2,500	54,520
Sata Construction Co. Ltd.	800	2,793
Sato Holdings Corp.	1,200	28,108
Sato Shoji Corp.	1,000	8,166
Satori Electric Co. Ltd.	900	7,633
Sawai Pharmaceutical Co. Ltd.	1,800	104,105
Saxa Holdings, Inc.	300	4,642
SBI Holdings, Inc.(x)	7,860	174,887
SCREEN Holdings Co. Ltd.	1,300	52,314
Scroll Corp.	1,700	5,752
SCSK Corp.	2,232	99,386
Secom Co. Ltd.	6,500	556,104
Sega Sammy Holdings, Inc.	8,900	104,876
Seibu Holdings, Inc.	7,600	132,827
Seika Corp.	800	9,788
Seikagaku Corp.	2,400	25,964
Seikitokyu Kogyo Co. Ltd.	600	3,189
Seiko Epson Corp.	10,500	160,584
Seiko Holdings Corp.	1,200	28,530
Seino Holdings Co. Ltd.	5,000	66,543
Seiren Co. Ltd.	3,200	47,207
Sekisui Chemical Co. Ltd.	15,400	247,195
Sekisui House Ltd.	21,300	352,085
Sekisui Jushi Corp.	1,000	17,585
Sekisui Plastics Co. Ltd.	1,000	8,021
Senko Group Holdings Co. Ltd.	4,000	33,168
Senshu Ikeda Holdings, Inc.	6,880	17,630
Senshukai Co. Ltd.	2,200	4,724
Seven & i Holdings Co. Ltd.	27,936	1,052,610
Seven Bank Ltd.	26,000	76,712
SG Holdings Co. Ltd.	5,600	162,952
Sharp Corp.*	5,700	62,642
Shibaura Mechatronics Corp.	200	6,181
Shibusawa Warehouse Co. Ltd. (The)	600	9,106
Shibuya Corp.	700	20,653
Shiga Bank Ltd. (The)(x)	200	4,760
Shikibo Ltd.	700	6,430
Shikoku Bank Ltd. (The)	1,600	15,014
Shikoku Chemicals Corp.	1,000	10,918
Shikoku Electric Power Co., Inc.(x)	7,600	92,437
Shima Seiki Manufacturing Ltd.(x)	900	27,610
Shimachu Co. Ltd.	100	2,602
Shimadzu Corp.	8,000	230,984
Shimamura Co. Ltd.	800	67,635
Shimano, Inc.	2,600	422,268
Shimizu Bank Ltd. (The)	400	6,561
Shimizu Corp.	24,200	210,055
Shimojima Co. Ltd.	800	8,193
Shin Nippon Air Technologies Co. Ltd.	900	15,705
Shin Nippon Biomedical Laboratories Ltd.*	700	5,691
Shinagawa Refractories Co. Ltd.	300	8,486
Shindengen Electric Manufacturing Co. Ltd.	400	14,743
Shin-Etsu Chemical Co. Ltd.	11,700	979,663
Shin-Etsu Polymer Co. Ltd.	2,500	18,452
Shingakukai Holdings Co. Ltd.	600	3,010
Shinkawa Ltd.*	900	3,378
Shin-Keisei Electric Railway Co. Ltd.	200	3,759
Shinko Electric Industries Co. Ltd.	3,100	23,719
Shinko Plantech Co. Ltd.	2,600	27,682
Shinko Shoji Co. Ltd.	1,100	18,649
Shinmaywa Industries Ltd.	5,000	62,077
Shinnihon Corp.	1,600	14,162
Shinsei Bank Ltd.	7,900	112,267
Shinsho Corp.	300	6,989
Shinwa Co. Ltd.	600	11,775
Shinyei Kaisha	100	730
Shionogi & Co. Ltd.	8,500	525,508
Ship Healthcare Holdings, Inc.	1,500	61,513
Shiseido Co. Ltd.	13,200	951,262
Shizuoka Bank Ltd. (The)	11,100	84,429
Shizuoka Gas Co. Ltd.	3,000	22,765
SHO-BOND Holdings Co. Ltd.	900	60,011
Shobunsha Publications, Inc.	700	2,691
Shochiku Co. Ltd.(x)	400	44,753
Shoko Co. Ltd.*	400	2,205
Showa Corp.	2,600	33,125
Showa Denko KK	4,200	147,415
Showa Sangyo Co. Ltd.	1,000	27,050
Shuei Yobiko Co. Ltd.	200	877
Siix Corp.(x)	1,400	21,171
Sinanen Holdings Co. Ltd.	400	7,597
Sinfonia Technology Co. Ltd.(x)	1,400	17,078
Sintokogio Ltd.	2,600	22,380
SK Japan Co. Ltd.	200	1,451
SKY Perfect JSAT Holdings, Inc.	9,000	37,355
Skylark Holdings Co. Ltd.	3,900	64,572
SMC Corp.	2,000	749,436
SMK Corp.	300	7,087
SNT Corp.	2,400	7,796
Soda Nikka Co. Ltd.	1,000	5,206
SoftBank Group Corp.	28,106	2,724,885
Softbank Technology Corp.	400	8,611
Softbrain Co. Ltd.	2,000	8,463
Sogo Medical Holdings Co. Ltd.	800	12,235
Sohgo Security Services Co. Ltd.	2,900	126,121
Sojitz Corp.	39,100	137,589
Sompo Holdings, Inc.	12,550	464,043
Sony Corp.	45,900	1,923,717
Sony Financial Holdings, Inc.	7,300	137,530
Soshin Electric Co. Ltd.	600	2,745
Sotetsu Holdings, Inc.	3,000	92,168
Space Value Holdings Co. Ltd.(x)	2,000	9,239
SPK Corp.	200	4,340
Square Enix Holdings Co. Ltd.(x)	4,000	140,034
SRA Holdings	600	13,345
ST Corp.	600	10,243
St Marc Holdings Co. Ltd.	800	17,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Stanley Electric Co. Ltd.	5,400	$144,952
Star Micronics Co. Ltd.	2,300	34,968
Starzen Co. Ltd.	400	13,661
Stella Chemifa Corp.	500	13,715
Studio Alice Co. Ltd.	500	10,295
Subaru Corp.(x)	20,700	471,134
Sugi Holdings Co. Ltd.	1,500	65,979
Sugimoto & Co. Ltd.	600	9,636
SUMCO Corp.	8,000	88,857
Sumida Corp.	700	9,866
Suminoe Textile Co. Ltd.	300	7,790
Sumiseki Holdings, Inc.	3,800	4,354
Sumitomo Bakelite Co. Ltd.	1,200	42,931
Sumitomo Chemical Co. Ltd.	44,000	204,457
Sumitomo Corp.	35,880	495,645
Sumitomo Dainippon Pharma Co. Ltd.	4,700	116,069
Sumitomo Densetsu Co. Ltd.	900	15,250
Sumitomo Electric Industries Ltd.	19,000	251,750
Sumitomo Forestry Co. Ltd.(x)	4,800	66,567
Sumitomo Heavy Industries Ltd.	4,000	129,387
Sumitomo Metal Mining Co. Ltd.	8,300	244,889
Sumitomo Mitsui Construction Co. Ltd.	7,200	50,088
Sumitomo Mitsui Financial Group, Inc.	46,950	1,641,958
Sumitomo Mitsui Trust Holdings, Inc.	12,341	442,730
Sumitomo Osaka Cement Co. Ltd.(x)	1,300	51,141
Sumitomo Precision Products Co. Ltd.	200	5,540
Sumitomo Realty & Development Co. Ltd.	15,400	637,232
Sumitomo Riko Co. Ltd.	2,000	16,746
Sumitomo Rubber Industries Ltd.	7,284	87,279
Sumitomo Seika Chemicals Co. Ltd.	400	14,689
Sumitomo Warehouse Co. Ltd. (The)	4,500	56,641
Sun Frontier Fudousan Co. Ltd.	1,000	10,683
Sundrug Co. Ltd.	1,700	46,783
Suntory Beverage & Food Ltd.	4,300	201,750
Sun-Wa Technos Corp.	600	4,667
Suruga Bank Ltd.(x)	5,500	25,458
Suzuden Corp.	300	4,003
Suzuken Co. Ltd.	3,190	184,498
Suzuki Motor Corp.	12,500	552,423
SWCC Showa Holdings Co. Ltd.	1,500	9,528
Sysmex Corp.	5,500	331,995
Systena Corp.	4,000	43,382
T Hasegawa Co. Ltd.	1,600	25,769
T RAD Co. Ltd.	400	7,659
T&D Holdings, Inc.	21,600	226,856
Tac Co. Ltd.	700	1,383
Tachibana Eletech Co. Ltd.	840	12,604
Tachi-S Co. Ltd.	1,600	22,867
Tadano Ltd.	5,000	47,415
Taihei Dengyo Kaisha Ltd.	500	10,606
Taiheiyo Cement Corp.	4,478	149,092
Taiheiyo Kouhatsu, Inc.	400	2,747
Taiho Kogyo Co. Ltd.	800	6,533
Taikisha Ltd.	2,100	63,760
Taiko Pharmaceutical Co. Ltd.	400	6,782
Taisei Corp.	6,700	310,728
Taisei Lamick Co. Ltd.	300	7,479
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	133,267
Taiyo Holdings Co. Ltd.	900	29,599
Taiyo Nippon Sanso Corp.(x)	7,600	115,615
Taiyo Yuden Co. Ltd.(x)	4,700	92,321
Takachiho Koheki Co. Ltd.	500	4,268
Takadakiko Co. Ltd.	100	2,281
Takamatsu Construction Group Co. Ltd.	1,000	21,565
Takano Co. Ltd.	400	3,122
Takaoka Toko Co. Ltd.	400	4,753
Taka-Q Co. Ltd.	500	776
Takara Bio, Inc.	1,700	39,375
Takara Holdings, Inc.	6,000	70,865
Takara Leben Co. Ltd.(x)	4,400	13,657
Takara Printing Co. Ltd.	700	10,725
Takara Standard Co. Ltd.	2,500	38,234
Takasago International Corp.	800	24,145
Takasago Thermal Engineering Co. Ltd.	3,900	62,707
Takashima & Co. Ltd.	200	3,151
Takashimaya Co. Ltd.	500	6,650
Take And Give Needs Co. Ltd.	600	7,650
Takeda Pharmaceutical Co. Ltd.	59,700	2,435,295
Takihyo Co. Ltd.	200	3,163
Takuma Co. Ltd.	4,000	47,677
Tamron Co. Ltd.	1,200	21,861
Tamura Corp.	3,000	16,539
Tanaka Co. Ltd.	300	1,640
Tanseisha Co. Ltd.	1,950	23,014
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	8,229
Taya Co. Ltd.*	200	1,113
Tayca Corp.	1,000	23,017
TBK Co. Ltd.	1,000	3,690
TDC Soft, Inc.	800	6,323
TDK Corp.	3,700	289,443
Teac Corp.*	600	1,050
TechnoPro Holdings, Inc.	1,500	89,326
Teijin Ltd.	5,200	85,674
Teikoku Electric Manufacturing Co. Ltd.	800	8,113
Teikoku Sen-I Co. Ltd.	1,000	24,668
Teikoku Tsushin Kogyo Co. Ltd.	400	4,392
Tekken Corp.	800	19,677
Ten Allied Co. Ltd.*	800	2,967
Tenma Corp.	1,100	20,505
Terumo Corp.	19,800	603,844
T-Gaia Corp.	2,000	33,132
THK Co. Ltd.	5,300	130,743
Tigers Polymer Corp.	600	3,210
TIS, Inc.	2,300	108,743
Titan Kogyo Ltd.	100	2,085
TKC Corp.	900	32,848
Toa Corp./Hyogo	1,000	10,069
Toa Corp./Tokyo	1,100	15,840
TOA ROAD Corp.	200	5,239
Toabo Corp.	400	1,628
Toagosei Co. Ltd.	6,500	68,619
Tobishima Corp.	800	9,716
Tobu Railway Co. Ltd.	6,800	196,030
TOC Co. Ltd.	4,700	32,442
Tocalo Co. Ltd.	2,400	18,883
Tochigi Bank Ltd. (The)	6,000	12,722
Toda Corp.(x)	14,000	85,897
Toda Kogyo Corp.	100	2,007
Toei Co. Ltd.	500	66,453
Toenec Corp.	200	5,486
Toho Bank Ltd. (The)	10,000	26,708
Toho Co. Ltd.	4,100	164,437
Toho Co. Ltd./Kobe	400	7,983
Toho Gas Co. Ltd.(x)	3,200	143,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Toho Holdings Co. Ltd.(x)	1,900	$47,367
Toho Titanium Co. Ltd.	2,100	17,982
Toho Zinc Co. Ltd.(x)	700	19,769
Tohoku Bank Ltd. (The)	600	5,684
Tohoku Electric Power Co., Inc.	14,600	186,007
Tohto Suisan Co. Ltd.	200	4,329
Tokai Carbon Co. Ltd.(x)	6,400	79,805
TOKAI Holdings Corp.	2,000	16,584
Tokai Rika Co. Ltd.	2,900	49,376
Tokai Senko KK	100	979
Tokai Tokyo Financial Holdings, Inc.(x)	9,600	34,734
Token Corp.	520	33,688
Tokio Marine Holdings, Inc.	24,500	1,185,320
Tokushu Tokai Paper Co. Ltd.	800	29,198
Tokuyama Corp.	2,200	51,849
Tokyo Broadcasting System Holdings, Inc.	3,700	67,637
Tokyo Century Corp.	1,400	60,823
Tokyo Dome Corp.	4,500	42,917
Tokyo Electric Power Co. Holdings, Inc.*	54,600	344,852
Tokyo Electron Ltd.	4,400	635,207
Tokyo Energy & Systems, Inc.	1,000	8,887
Tokyo Gas Co. Ltd.	13,100	353,829
Tokyo Individualized Educational Institute, Inc.	900	9,046
Tokyo Keiki, Inc.	800	7,940
Tokyo Kikai Seisakusho Ltd.*	300	1,329
Tokyo Kiraboshi Financial Group, Inc.	1,451	20,489
Tokyo Ohka Kogyo Co. Ltd.	1,300	35,424
Tokyo Rakutenchi Co. Ltd.	200	8,924
Tokyo Rope Manufacturing Co. Ltd.	800	7,045
Tokyo Sangyo Co. Ltd.	1,000	4,566
Tokyo Seimitsu Co. Ltd.	100	2,541
Tokyo Steel Manufacturing Co. Ltd.(x)	3,800	32,984
Tokyo Tatemono Co. Ltd.	7,591	92,944
Tokyo Tekko Co. Ltd.	400	4,490
Tokyo Theatres Co., Inc.	400	4,735
Tokyotokeiba Co. Ltd.	800	24,253
Tokyu Construction Co. Ltd.	4,940	36,995
Tokyu Corp.	18,000	313,940
Tokyu Fudosan Holdings Corp.	22,174	132,448
Toli Corp.	3,000	7,200
Tomato Bank Ltd.	400	3,822
Tomen Devices Corp.	100	2,181
Tomoe Corp.(x)	1,800	5,603
Tomoe Engineering Co. Ltd.	400	8,828
Tomoegawa Co. Ltd.	400	3,595
Tomoku Co. Ltd.	800	11,881
TOMONY Holdings, Inc.	9,400	35,707
Tomy Co. Ltd.	3,700	38,125
Tonami Holdings Co. Ltd.	200	11,369
Top Culture Co. Ltd.	400	1,173
Topcon Corp.	2,800	32,995
Toppan Forms Co. Ltd.	2,600	22,169
Toppan Printing Co. Ltd.(x)	8,800	132,679
Topre Corp.	2,500	46,625
Topy Industries Ltd.	1,000	19,977
Toray Industries, Inc.	54,000	344,425
Torigoe Co. Ltd. (The)	1,200	8,272
Torii Pharmaceutical Co. Ltd.	800	16,075
Torishima Pump Manufacturing Co. Ltd.	1,500	13,047
Tose Co. Ltd.	300	2,596
Toshiba Machine Co. Ltd.	1,400	28,131
Toshiba Plant Systems & Services Corp.	2,000	35,424
Toshiba TEC Corp.	1,400	38,843
Tosho Printing Co. Ltd.	500	4,620
Tosoh Corp.	10,700	166,153
Totetsu Kogyo Co. Ltd.	1,000	27,520
TOTO Ltd.(x)	5,400	228,756
Totoku Electric Co. Ltd.	100	1,741
Tottori Bank Ltd. (The)	300	3,833
Toukei Computer Co. Ltd.	200	5,468
Tow Co. Ltd.	600	3,930
Towa Bank Ltd. (The)	1,300	8,352
Towa Corp.	1,200	7,308
Towa Pharmaceutical Co. Ltd.	1,800	47,310
Toyo Construction Co. Ltd.	3,600	13,870
Toyo Corp.	1,600	12,632
Toyo Denki Seizo KK	400	4,378
Toyo Engineering Corp.*	1,600	8,806
Toyo Ink SC Holdings Co. Ltd.	200	4,484
Toyo Kanetsu KK	600	10,849
Toyo Logistics Co. Ltd.	1,000	2,851
Toyo Machinery & Metal Co. Ltd.	1,000	5,188
Toyo Securities Co. Ltd.	4,000	5,125
Toyo Seikan Group Holdings Ltd.	4,800	98,183
Toyo Shutter Co. Ltd.	200	1,310
Toyo Sugar Refining Co. Ltd.	200	1,839
Toyo Suisan Kaisha Ltd.	2,400	91,275
Toyo Tanso Co. Ltd.(x)	700	12,992
Toyo Tire Corp.	5,000	56,618
Toyo Wharf & Warehouse Co. Ltd.	300	4,033
Toyobo Co. Ltd.	1,700	21,704
Toyoda Gosei Co. Ltd.	2,400	50,759
Toyota Boshoku Corp.(x)	1,800	27,204
Toyota Industries Corp.	5,700	285,437
Toyota Motor Corp.	159,880	9,357,950
Toyota Tsusho Corp.	7,800	253,713
TPR Co. Ltd.	1,500	28,490
Transcosmos, Inc.	1,600	31,168
Trend Micro, Inc.	3,400	165,352
Trusco Nakayama Corp.	1,400	38,717
TS Tech Co. Ltd.	2,300	66,097
TSI Holdings Co. Ltd.(x)	4,825	27,601
Tsubakimoto Chain Co.	1,200	42,768
Tsubakimoto Kogyo Co. Ltd.	200	6,821
Tsudakoma Corp.	300	5,029
Tsugami Corp.(x)	3,000	23,062
Tsukamoto Corp. Co. Ltd.	200	2,160
Tsukishima Kikai Co. Ltd.	2,000	24,885
Tsukuba Bank Ltd.	5,400	9,404
Tsumura & Co.	2,700	81,977
Tsuruha Holdings, Inc.	1,400	113,688
Tsutsumi Jewelry Co. Ltd.	500	8,490
TV Asahi Holdings Corp.	3,000	52,567
Tv Tokyo Holdings Corp.	500	10,498
TYK Corp.	1,000	3,293
UACJ Corp.	1,226	22,943
Ube Industries Ltd.	100	2,053
Uchida Yoko Co. Ltd.	400	11,748
Ueki Corp.	100	2,110
Ulvac, Inc.	1,200	34,648
Unicafe, Inc.	300	2,701
Unicharm Corp.	14,600	482,539
Uniden Holdings Corp.	300	6,017
Union Tool Co.	800	21,099
Unipres Corp.	1,600	24,961
United Arrows Ltd.	1,100	38,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Super Markets Holdings, Inc.	3,520	$34,778
Unitika Ltd.*	2,900	11,121
U-Shin Ltd.	1,400	12,430
Ushio, Inc.	6,300	73,442
USS Co. Ltd.	9,100	168,649
Utoc Corp.	900	4,580
Valor Holdings Co. Ltd.	2,400	58,078
Valqua Ltd.	1,000	19,968
Vital KSK Holdings, Inc.	2,300	22,662
Wacoal Holdings Corp.	500	12,415
Wacom Co. Ltd.	8,000	33,637
Wakachiku Construction Co. Ltd.	700	9,392
Wakamoto Pharmaceutical Co. Ltd.	1,000	2,535
Warabeya Nichiyo Holdings Co. Ltd.	700	11,495
Watabe Wedding Corp.	300	1,581
WATAMI Co. Ltd.	1,400	20,363
Weathernews, Inc.	300	8,730
Welcia Holdings Co. Ltd.	2,000	67,761
West Japan Railway Co.(x)	5,700	428,876
Wood One Co. Ltd.	400	3,757
Xebio Holdings Co. Ltd.	1,400	15,398
YAC Holdings Co. Ltd.	500	3,212
Yahagi Construction Co. Ltd.	1,700	11,765
Yahoo Japan Corp.	50,100	122,504
Yaizu Suisankagaku Industry Co. Ltd.	600	6,036
Yakult Honsha Co. Ltd.	4,900	342,200
YAMABIKO Corp.	2,000	19,183
Yamada Denki Co. Ltd.(x)	22,372	110,215
Yamagata Bank Ltd. (The)	1,400	24,885
Yamaguchi Financial Group, Inc.	1,000	8,463
Yamaha Corp.	3,800	189,606
Yamaha Motor Co. Ltd.	10,000	195,886
Yamaichi Electronics Co. Ltd.	1,200	11,780
Yamanashi Chuo Bank Ltd. (The)	1,400	17,318
Yamashita Health Care Holdings, Inc.	100	1,060
Yamatane Corp.	600	8,467
Yamato Corp.	1,000	4,430
Yamato Holdings Co. Ltd.	11,700	301,816
Yamato International, Inc.	700	2,653
Yamato Kogyo Co. Ltd.	1,200	32,699
Yamaura Corp.	500	4,069
Yamaya Corp.	110	2,213
Yamazaki Baking Co. Ltd.	6,000	97,230
Yamazawa Co. Ltd.	300	4,553
Yamazen Corp.	4,700	49,489
Yaoko Co. Ltd.	1,000	49,084
Yaskawa Electric Corp.	7,600	238,293
Yasuda Logistics Corp.	1,000	8,310
Yellow Hat Ltd.	2,200	28,902
Yodogawa Steel Works Ltd.	1,800	33,359
Yokogawa Bridge Holdings Corp.	2,000	34,341
Yokogawa Electric Corp.	6,400	132,296
Yokohama Reito Co. Ltd.	2,600	20,973
Yokohama Rubber Co. Ltd. (The)	5,000	92,755
Yokowo Co. Ltd.	1,000	14,563
Yomeishu Seizo Co. Ltd.	500	9,618
Yomiuri Land Co. Ltd.	200	7,805
Yondenko Corp.	200	4,907
Yondoshi Holdings, Inc.	900	16,923
Yorozu Corp.	700	9,133
Yoshinoya Holdings Co. Ltd.(x)	3,000	48,398
Yuasa Trading Co. Ltd.	1,200	33,781
Yuken Kogyo Co. Ltd.	200	3,032
Yurtec Corp.	2,000	14,617
Yushin Precision Equipment Co. Ltd.	1,200	10,882
Yushiro Chemical Industry Co. Ltd.	600	6,935
Zappallas, Inc.*	1,000	3,835
Zenkoku Hosho Co. Ltd.(x)	2,400	83,804
Zenrin Co. Ltd.	2,550	56,393
Zensho Holdings Co. Ltd.(x)	4,600	106,419
Zeon Corp.	7,000	70,739
Zeria Pharmaceutical Co. Ltd.	1,100	18,987
ZOZO, Inc.(x)	6,800	127,987
Zuken, Inc.	800	10,806

		154,565,933

Jordan (0.0%)
Hikma Pharmaceuticals plc	7,849	183,144

Mexico (0.3%)
Fresnillo plc	12,042	136,577
Grupo Televisa SAB (ADR)	220,000	2,433,200

		2,569,777

Netherlands (4.8%)
Akzo Nobel NV	17,795	1,576,762
ASML Holding NV	61,741	11,579,932
EXOR NV	97,900	6,358,539
ING Groep NV	335,067	4,053,289
Koninklijke Ahold Delhaize NV	103,033	2,742,071
Koninklijke Philips NV	82,405	3,356,879
Royal Dutch Shell plc, Class A	277,118	8,711,101
Royal Dutch Shell plc, Class B	230,007	7,273,623

		45,652,196

New Zealand (0.1%)
a2 Milk Co. Ltd.*	33,668	325,599
Fisher & Paykel Healthcare Corp. Ltd.	7,356	77,929
Fletcher Building Ltd.	17,976	59,863
SKYCITY Entertainment Group Ltd.	12,612	32,955
Spark New Zealand Ltd.(x)	15,442	39,801
Trade Me Group Ltd.	13,185	57,295
Xero Ltd.*	6,287	217,178

		810,620

Russia (0.0%)
Evraz plc	28,436	229,774

South Africa (0.8%)
Anglo American plc	60,299	1,612,746
Naspers Ltd., Class N	25,800	5,958,188

		7,570,934

South Korea (0.8%)
NAVER Corp.	33,600	3,670,514
Samsung Electronics Co. Ltd.	109,400	4,303,330

		7,973,844

Spain (2.5%)
Amadeus IT Group SA	38,397	3,075,329
Banco Bilbao Vizcaya Argentaria SA	573,793	3,278,121
Banco Santander SA	1,403,420	6,524,630
Iberdrola SA	514,065	4,512,882
Industria de Diseno Textil SA	96,002	2,821,484
Telefonica SA	403,395	3,379,785

		23,592,231

Sweden (1.9%)
Hennes & Mauritz AB, Class B	558,200	9,306,035
SKF AB, Class B(x)	209,200	3,474,179
Volvo AB, Class B	358,100	5,546,384

		18,326,598

Switzerland (3.7%)
Cie Financiere Richemont SA (Registered)	61,700	4,494,821
Coca-Cola HBC AG	11,251	383,198
Credit Suisse Group AG (Registered)(x)*	847,700	9,879,547
Glencore plc	2,585,937	10,708,726
Kuehne + Nagel International AG (Registered)	23,700	3,251,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
LafargeHolcim Ltd. (Registered)*	102,200	$5,048,675
Nestle SA (Registered)	16,000	1,524,881

		35,291,086

Taiwan (0.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	424,000	3,377,362

United Arab Emirates (0.0%)
NMC Health plc	4,829	143,653

United Kingdom (19.6%)
3i Group plc	57,066	731,959
Admiral Group plc	12,783	361,288
Ashtead Group plc	232,995	5,621,677
Associated British Foods plc	21,045	668,531
AstraZeneca plc	77,665	6,205,845
Auto Trader Group plc(m)	58,425	396,915
Aviva plc	236,389	1,269,717
BAE Systems plc	193,424	1,215,287
Barclays plc	1,032,110	2,079,319
Barratt Developments plc	63,007	491,724
Berkeley Group Holdings plc	6,728	323,263
BP plc	1,199,708	8,726,895
British American Tobacco plc	141,441	5,883,981
British Land Co. plc (The) (REIT)	56,016	429,723
BT Group plc	509,952	1,480,805
Bunzl plc	20,221	666,849
Burberry Group plc	23,690	603,062
Centrica plc	334,294	497,228
CNH Industrial NV	836,000	8,500,065
Compass Group plc	97,984	2,302,889
Croda International plc	7,130	467,852
CYBG plc (CHDI)(x)	42,653	111,149
DCC plc	5,512	476,334
Diageo plc	179,630	7,341,636
Direct Line Insurance Group plc	78,607	361,407
DS Smith plc	71,309	311,972
easyJet plc	16,309	237,376
Experian plc	87,231	2,362,035
G4S plc	895,500	2,140,241
GlaxoSmithKline plc	299,156	6,221,703
Halma plc	21,259	462,956
Hargreaves Lansdown plc	15,090	366,252
Hiscox Ltd.	17,113	347,706
HSBC Holdings plc	1,229,770	9,983,483
Imperial Brands plc	57,941	1,980,586
Informa plc	76,797	744,380
InterContinental Hotels Group plc	11,320	680,423
International Consolidated Airlines Group SA	97,719	651,643
Intertek Group plc	9,816	620,960
ITV plc	212,801	352,274
J Sainsbury plc	94,446	289,937
Janus Henderson Group plc (CHDI)(x)	4,692	116,671
Johnson Matthey plc	10,848	443,932
Kingfisher plc	137,895	421,704
Land Securities Group plc (REIT)	40,700	484,191
Legal & General Group plc	360,358	1,292,116
Liberty Global plc, Class A*	116,700	2,908,164
Liberty Global plc, Class C*	145,155	3,514,203
Linde plc	47,595	8,328,792
Lloyds Banking Group plc	14,738,007	11,928,094
London Stock Exchange Group plc	19,610	1,213,455
Marks & Spencer Group plc	92,823	337,183
Meggitt plc	164,900	1,079,884
Melrose Industries plc	281,563	671,651
Micro Focus International plc	25,729	669,042
Mondi plc	21,964	485,747
National Grid plc	208,886	2,314,717
Next plc	8,104	588,972
Ocado Group plc*	27,992	499,659
Pearson plc	47,364	515,845
Persimmon plc	19,330	546,327
Prudential plc	157,778	3,159,531
Reckitt Benckiser Group plc	76,093	6,325,029
RELX plc	117,487	2,511,839
Rentokil Initial plc	113,335	521,517
Rightmove plc	58,982	391,788
Rolls-Royce Holdings plc	343,792	4,044,276
Royal Bank of Scotland Group plc	1,800,849	5,793,424
RSA Insurance Group plc	61,051	403,782
Sage Group plc (The)	64,806	591,859
Schroders plc	183,268	6,449,604
Segro plc (REIT)	65,834	577,410
Severn Trent plc	14,862	382,495
Smith & Nephew plc	53,663	1,064,476
Smiths Group plc	166,302	3,108,210
Spirax-Sarco Engineering plc	4,119	385,728
SSE plc	63,554	982,550
St James’s Place plc	29,799	398,984
Standard Chartered plc	164,102	1,263,813
Standard Life Aberdeen plc	152,573	524,518
Taylor Wimpey plc	185,754	424,475
Tesco plc	590,728	1,785,763
Unilever NV (CVA)	131,723	7,651,027
Unilever plc	66,767	3,821,922
United Utilities Group plc	38,969	413,350
Vodafone Group plc	1,625,599	2,959,931
Whitbread plc	11,268	745,248
Wm Morrison Supermarkets plc	121,946	361,414
WPP plc	522,770	5,520,589

		185,894,228

United States (0.9%)
Carnival plc	9,722	476,740
Ferguson plc	68,064	4,329,664
News Corp. (CHDI), Class B(x)	2,956	37,046
Reliance Worldwide Corp. Ltd.(x)	33,740	103,255
ResMed, Inc. (CHDI)	23,600	242,141
Sims Metal Management Ltd.(x)	6,823	51,886
Willis Towers Watson plc	18,640	3,274,116

		8,514,848

Total Common Stocks (89.9%) (Cost $793,479,450)		850,812,534

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $522,384)	84,902	566,173

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.9%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $2,000,953, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $2,040,000.(xx)	$2,000,000	$2,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $3,188,842, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $3,251,928.(xx)	$3,188,164	$3,188,164
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $3,000,638, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $3,060,641.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $200,043, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $214,271.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $4,000,850, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $4,080,000.(xx)	4,000,000	4,000,000
Societe Generale SA, 2.51%, dated 3/29/19, due 4/1/19, repurchase price $6,001,255, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $6,673,210.(xx)	6,000,000	6,000,000

Total Repurchase Agreements		18,388,164

Total Short-Term Investments (1.9%) (Cost $18,388,164)		18,388,164

Total Investments in Securities (91.9%) (Cost $812,389,998)		869,766,871
Other Assets Less Liabilities (8.1%)		77,006,518

Net Assets (100%)		$946,773,389

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $507,649 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $26,925,402. This was collateralized by $10,025,581 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/4/19-11/15/48 and by cash of $18,388,164 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Sector Weightings as of March 31, 2019	Market Value	% of Net Assets
Financials	$176,434,485	18.6%
Industrials	132,983,486	14.0
Consumer Discretionary	128,657,147	13.6
Materials	79,314,441	8.4
Consumer Staples	75,466,252	8.0
Health Care	60,826,571	6.4
Communication Services	59,793,920	6.3
Information Technology	55,676,737	5.9
Energy	49,882,653	5.3
Utilities	19,612,212	2.1
Repurchase Agreements	18,388,164	1.9
Real Estate	12,164,630	1.3
Closed End Funds	566,173	0.1
Cash and Other	77,006,518	8.1

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	178,786	3,607,987	260,279	—	—	630,142	4,498,408	—	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	953	6/2019	EUR	34,978,588	474,759
FTSE 100 Index	232	6/2019	GBP	21,790,873	515,427
SPI 200 Index	80	6/2019	AUD	8,763,437	(15,305)
TOPIX Index	152	6/2019	JPY	21,833,799	(87,336)

					887,545

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	121,981	JPY	13,500,979	JPMorgan Chase Bank	4/3/2019	164
USD	4,526,240	CHF	4,399,000	JPMorgan Chase Bank	6/19/2019	75,252
AUD	868,190	USD	612,084	HSBC Bank plc	6/21/2019	5,299
JPY	208,404,068	USD	1,890,123	HSBC Bank plc	6/21/2019	2,217

Total unrealized appreciation						82,932

EUR	2,728,538	USD	3,091,398	HSBC Bank plc	6/21/2019	(9,615)
GBP	1,540,160	USD	2,014,860	HSBC Bank plc	6/21/2019	(757)

Total unrealized depreciation						(10,372)

Net unrealized appreciation						72,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Fund	$—	$566,173	$—		$566,173
Common Stocks
Australia	—	69,270,763	—	(a)	69,270,763
Belgium	—	6,201,597	—		6,201,597
Canada	4,571,689	—	—		4,571,689
Chile	—	274,142	—		274,142
China	3,515,426	—	—		3,515,426
Finland	—	2,796,982	—		2,796,982
France	—	122,435,758	—		122,435,758
Germany	—	109,483,626	—		109,483,626
India	—	1,504,572	—		1,504,572
Indonesia	—	3,629,625	—		3,629,625
Ireland	6,369,900	4,828,984	—		11,198,884
Italy	—	21,233,242	—		21,233,242
Japan	—	154,565,933	—		154,565,933
Jordan	—	183,144	—		183,144
Mexico	2,433,200	136,577	—		2,569,777
Netherlands	—	45,652,196	—		45,652,196
New Zealand	—	810,620	—		810,620
Russia	—	229,774	—		229,774
South Africa	—	7,570,934	—		7,570,934
South Korea	—	7,973,844	—		7,973,844
Spain	—	23,592,231	—		23,592,231
Sweden	—	18,326,598	—		18,326,598
Switzerland	—	35,291,086	—		35,291,086
Taiwan	—	3,377,362	—		3,377,362
United Arab Emirates	—	143,653	—		143,653
United Kingdom	6,422,367	179,471,861	—		185,894,228
United States	3,274,116	5,240,732	—		8,514,848
Forward Currency Contracts	—	82,932	—		82,932
Futures	990,186	—	—		990,186
Short-Term Investments
Repurchase Agreements	—	18,388,164	—		18,388,164

Total Assets	$27,576,884	$843,263,105	$—		$870,839,989

Liabilities:
Forward Currency Contracts	$—	$(10,372)	$—		$(10,372)
Futures	(102,641)	—	—		(102,641)

Total Liabilities	$(102,641)	$(10,372)	$—		$(113,013)

Total	$27,474,243	$843,252,733	$—		$870,726,976

(a)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,249,015
Aggregate gross unrealized depreciation	(82,452,656)

Net unrealized appreciation	$56,796,359

Federal income tax cost of investments in securities and derivative instruments, if applicable	$813,930,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.1%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	752,712	$23,605,048
CenturyLink, Inc.	48,801	585,124
Verizon Communications, Inc.	214,606	12,689,653

		36,879,825

Entertainment (2.4%)
Activision Blizzard, Inc.	283,169	12,892,684
Electronic Arts, Inc.*	129,382	13,149,093
Netflix, Inc.*	28,748	10,250,387
Take-Two Interactive Software, Inc.*	5,814	548,667
Viacom, Inc., Class B	18,652	523,562
Walt Disney Co. (The)	178,666	19,837,244

		57,201,637

Interactive Media & Services (3.6%)
Alphabet, Inc., Class A*	15,565	18,318,293
Alphabet, Inc., Class C*	30,512	35,800,035
Facebook, Inc., Class A*	185,045	30,845,151
TripAdvisor, Inc.*	5,509	283,438
Twitter, Inc.*	38,531	1,266,899

		86,513,816

Media (1.3%)
CBS Corp. (Non-Voting), Class B	18,132	861,814
Charter Communications, Inc., Class A*	25,386	8,806,657
Comcast Corp., Class A	463,651	18,536,767
Discovery, Inc., Class A(x)*	8,250	222,915
Discovery, Inc., Class C*	17,983	457,128
DISH Network Corp., Class A*	11,991	379,995
Fox Corp., Class A*	18,199	668,085
Fox Corp., Class B*	8,386	300,890
Interpublic Group of Cos., Inc. (The)	19,073	400,724
News Corp., Class A	18,391	228,784
News Corp., Class B	6,659	83,171
Omnicom Group, Inc.	11,576	844,932

		31,791,862

Wireless Telecommunication Services (0.3%)
China Mobile Ltd.	664,007	6,766,993

Total Communication Services		219,154,133

Consumer Discretionary (8.0%)
Auto Components (0.1%)
Aptiv plc	13,610	1,081,859
BorgWarner, Inc.	10,669	409,796

		1,491,655

Automobiles (0.2%)
Ford Motor Co.	201,822	1,771,997
General Motors Co.	68,742	2,550,328
Harley-Davidson, Inc.	7,639	272,407

		4,594,732

Distributors (0.0%)
Genuine Parts Co.	7,546	845,379
LKQ Corp.*	16,232	460,664

		1,306,043

Diversified Consumer Services (0.0%)
H&R Block, Inc.	9,884	236,623

Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	20,683	1,049,042
Chipotle Mexican Grill, Inc.*	7,448	5,290,389
Darden Restaurants, Inc.	6,411	778,744
Domino’s Pizza Group plc	701,842	2,212,156
Hilton Worldwide Holdings, Inc.	61,520	5,112,927
Marriott International, Inc., Class A	14,626	1,829,566
McDonald’s Corp.	39,621	7,524,028
MGM Resorts International	27,093	695,206
Norwegian Cruise Line Holdings Ltd.*	11,100	610,056
Royal Caribbean Cruises Ltd.	9,097	1,042,698
Starbucks Corp.	164,428	12,223,578
Wynn Resorts Ltd.	29,072	3,468,871
Yum! Brands, Inc.	44,261	4,417,691

		46,254,952

Household Durables (0.2%)
DR Horton, Inc.	17,573	727,171
Garmin Ltd.	6,163	532,175
Leggett & Platt, Inc.	7,250	306,095
Lennar Corp., Class A	15,013	736,988
Mohawk Industries, Inc.*	21,299	2,686,869
Newell Brands, Inc.	20,216	310,113
PulteGroup, Inc.	13,042	364,654
Whirlpool Corp.	3,167	420,863

		6,084,928

Internet & Direct Marketing Retail (2.4%)
Alibaba Group Holding Ltd. (ADR)*	30,825	5,624,021
Amazon.com, Inc.*	23,609	42,041,727
Booking Holdings, Inc.*	2,339	4,081,345
eBay, Inc.	44,703	1,660,269
Expedia Group, Inc.	29,935	3,562,265

		56,969,627

Leisure Products (0.0%)
Hasbro, Inc.	5,763	489,970
Mattel, Inc.(x)*	16,734	217,542

		707,512

Multiline Retail (0.7%)
Dollar General Corp.	13,579	1,619,975
Dollar Tree, Inc.*	102,668	10,784,247
Kohl’s Corp.	8,441	580,488
Macy’s, Inc.	15,742	378,280
Nordstrom, Inc.	5,381	238,809
Target Corp.	26,956	2,163,488

		15,765,287

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	3,717	633,860
AutoZone, Inc.*	1,303	1,334,428
Best Buy Co., Inc.	12,094	859,400
CarMax, Inc.(x)*	53,072	3,704,425
Foot Locker, Inc.	5,576	337,905
Gap, Inc. (The)	11,505	301,201
Home Depot, Inc. (The)	120,273	23,079,186
L Brands, Inc.	12,286	338,848
Lowe’s Cos., Inc.	41,838	4,580,006
O’Reilly Automotive, Inc.*	4,039	1,568,344
Ross Stores, Inc.	48,387	4,504,830
Tiffany & Co.	5,738	605,646
TJX Cos., Inc. (The)	64,627	3,438,803
Tractor Supply Co.	6,078	594,185
Ulta Beauty, Inc.*	2,911	1,015,153

		46,896,220

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	7,942	363,346
Hanesbrands, Inc.	17,835	318,890
NIKE, Inc., Class B	93,950	7,911,529
PVH Corp.	3,987	486,215
Ralph Lauren Corp.	2,664	345,468
Tapestry, Inc.	15,242	495,213
Under Armour, Inc., Class A(x)*	10,094	213,387
Under Armour, Inc., Class C*	11,098	209,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	16,808	$1,460,783

		11,804,250

Total Consumer Discretionary		192,111,829

Consumer Staples (5.5%)
Beverages (0.9%)
Brown-Forman Corp., Class B	8,226	434,168
Coca-Cola Co. (The)	199,850	9,364,971
Constellation Brands, Inc., Class A	8,798	1,542,554
Molson Coors Brewing Co., Class B	9,351	557,787
Monster Beverage Corp.*	19,974	1,090,181
PepsiCo, Inc.	73,227	8,973,969

		21,963,630

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	35,672	8,637,618
Kroger Co. (The)	41,221	1,014,037
Sysco Corp.	24,702	1,649,106
US Foods Holding Corp.*	327,441	11,430,965
Walgreens Boots Alliance, Inc.	41,527	2,627,413
Walmart, Inc.	73,929	7,210,295

		32,569,434

Food Products (1.1%)
Archer-Daniels-Midland Co.	28,961	1,249,088
Campbell Soup Co.(x)	9,357	356,782
Conagra Brands, Inc.	26,137	725,040
General Mills, Inc.	30,799	1,593,848
Hershey Co. (The)	7,134	819,197
Hormel Foods Corp.	38,680	1,731,317
JM Smucker Co. (The)	5,717	666,031
Kellogg Co.	12,947	742,899
Kraft Heinz Co. (The)	32,125	1,048,881
Lamb Weston Holdings, Inc.	7,891	591,352
McCormick & Co., Inc. (Non- Voting)	6,513	981,053
Mondelez International, Inc., Class A	122,522	6,116,298
Nomad Foods Ltd.*	429,635	8,786,036
Tyson Foods, Inc., Class A	15,244	1,058,391

		26,466,213

Household Products (1.0%)
Church & Dwight Co., Inc.	63,719	4,538,705
Clorox Co. (The)	6,594	1,058,073
Colgate-Palmolive Co.	44,802	3,070,729
Kimberly-Clark Corp.	17,888	2,216,323
Procter & Gamble Co. (The)	129,875	13,513,494

		24,397,324

Personal Products (0.4%)
Coty, Inc., Class A(x)	24,159	277,828
Estee Lauder Cos., Inc. (The), Class A	56,809	9,404,730

		9,682,558

Tobacco (0.7%)
Altria Group, Inc.	97,711	5,611,543
Philip Morris International, Inc.	128,137	11,326,029

		16,937,572

Total Consumer Staples		132,016,731

Energy (4.7%)
Energy Equipment & Services (0.5%)
Baker Hughes a GE Co.	25,843	716,368
Ensco plc, Class A(x)	244,316	960,162
Halliburton Co.	84,348	2,471,396
Helmerich & Payne, Inc.	5,867	325,971
McDermott International, Inc.*	138,716	1,032,047
National Oilwell Varco, Inc.	19,049	507,465
Schlumberger Ltd.	124,424	5,421,154
TechnipFMC plc	21,906	515,229

		11,949,792

Oil, Gas & Consumable Fuels (4.2%)
Anadarko Petroleum Corp.	26,049	1,184,709
Apache Corp.	19,373	671,468
Cabot Oil & Gas Corp.	22,097	576,732
Cameco Corp.	716,400	8,446,356
Chevron Corp.	112,178	13,818,086
Cimarex Energy Co.	5,327	372,357
Concho Resources, Inc.	30,844	3,422,450
ConocoPhillips	73,314	4,892,976
Devon Energy Corp.	214,795	6,778,930
Diamondback Energy, Inc.	7,967	808,890
Enbridge, Inc.	70,400	2,552,704
EOG Resources, Inc.	61,475	5,851,191
Equitrans Midstream Corp.	85,260	1,856,963
Exxon Mobil Corp.	220,008	17,776,646
Hess Corp.	13,366	805,034
HollyFrontier Corp.	7,853	386,917
Kinder Morgan, Inc.	101,195	2,024,912
Kosmos Energy Ltd.	1,617,225	10,075,312
Marathon Oil Corp.	42,633	712,397
Marathon Petroleum Corp.	35,013	2,095,528
Noble Energy, Inc.	24,776	612,711
Occidental Petroleum Corp.	58,402	3,866,212
ONEOK, Inc.	21,249	1,484,030
Phillips 66	21,539	2,049,867
Pioneer Natural Resources Co.	8,805	1,340,825
Valero Energy Corp.	21,484	1,822,488
Williams Cos., Inc. (The)	161,932	4,650,687

		100,937,378

Total Energy		112,887,170

Financials (11.3%)
Banks (3.9%)
Bank of America Corp.	467,105	12,887,427
BB&T Corp.	39,807	1,852,220
Citigroup, Inc.	311,432	19,377,299
Citizens Financial Group, Inc.	24,170	785,525
Comerica, Inc.	8,353	612,442
Fifth Third Bancorp	40,226	1,014,500
First Republic Bank	8,767	880,733
Huntington Bancshares, Inc.	54,834	695,295
JPMorgan Chase & Co.	304,009	30,774,831
KeyCorp	51,304	808,038
M&T Bank Corp.	7,250	1,138,395
People’s United Financial, Inc.	20,308	333,863
PNC Financial Services Group, Inc. (The)‡	23,554	2,889,133
Regions Financial Corp.	53,405	755,681
SunTrust Banks, Inc.	23,208	1,375,074
SVB Financial Group*	13,074	2,907,134
US Bancorp	77,768	3,747,640
Wells Fargo & Co.	212,871	10,285,927
Zions Bancorp NA	9,365	425,265

		93,546,422

Capital Markets (2.6%)
Affiliated Managers Group, Inc.	2,494	267,132
Ameriprise Financial, Inc.	6,907	884,787
Ares Capital Corp.	418,725	7,176,947
Bank of New York Mellon Corp. (The)	72,162	3,639,130
BlackRock, Inc.‡	6,273	2,680,892
Cboe Global Markets, Inc.	5,915	564,528
Charles Schwab Corp. (The)	241,182	10,312,942
CME Group, Inc.	27,155	4,469,170
E*TRADE Financial Corp.	12,970	602,197
Franklin Resources, Inc.	16,031	531,267
Goldman Sachs Group, Inc. (The)	17,685	3,395,343
Intercontinental Exchange, Inc.	73,122	5,567,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Ltd.	20,520	$396,241
Moody’s Corp.	35,211	6,376,360
Morgan Stanley	67,531	2,849,808
MSCI, Inc.	4,281	851,234
Nasdaq, Inc.	27,864	2,437,821
Northern Trust Corp.	11,436	1,033,929
Raymond James Financial, Inc.	6,441	517,921
S&P Global, Inc.	12,960	2,728,728
State Street Corp.	47,105	3,099,980
T. Rowe Price Group, Inc.	12,065	1,207,948

		61,591,814

Consumer Finance (0.7%)
American Express Co.	35,854	3,918,842
Capital One Financial Corp.	97,792	7,988,629
Discover Financial Services	16,843	1,198,548
Navient Corp.	198,922	2,301,528
Synchrony Financial	34,157	1,089,608

		16,497,155

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	158,445	31,830,016
Jefferies Financial Group, Inc.	13,377	251,354

		32,081,370

Insurance (2.2%)
Aflac, Inc.	38,586	1,929,300
Allstate Corp. (The)	17,257	1,625,264
American International Group, Inc.	44,851	1,931,284
Aon plc	40,784	6,961,829
Arthur J Gallagher & Co.	9,751	761,553
Assurant, Inc.	2,805	266,223
Assured Guaranty Ltd.	245,473	10,906,365
Brighthouse Financial, Inc.*	5,657	205,293
Chubb Ltd.	43,926	6,153,154
Cincinnati Financial Corp.	8,002	687,372
Everest Re Group Ltd.	2,020	436,239
Hartford Financial Services Group, Inc. (The)	19,103	949,801
Lincoln National Corp.	10,303	604,786
Loews Corp.	14,145	677,970
Marsh & McLennan Cos., Inc.	61,566	5,781,047
MetLife, Inc.	49,736	2,117,261
Principal Financial Group, Inc.	13,335	669,284
Progressive Corp. (The)	30,619	2,207,324
Prudential Financial, Inc.	21,334	1,960,168
RenaissanceRe Holdings Ltd.	15,100	2,166,850
Torchmark Corp.	5,148	421,879
Travelers Cos., Inc. (The)	13,683	1,876,760
Unum Group	11,086	375,039
Willis Towers Watson plc	6,712	1,178,963

		52,851,008

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
New Residential Investment Corp. (REIT)(x)	504,550	8,531,941
PennyMac Mortgage Investment Trust (REIT)	272,202	5,637,303

		14,169,244

Total Financials		270,737,013

Health Care (11.1%)
Biotechnology (2.8%)
AbbVie, Inc.	162,895	13,127,708
Agios Pharmaceuticals, Inc.(x)*	44,800	3,021,312
Alexion Pharmaceuticals, Inc.*	11,799	1,594,989
Alkermes plc*	133,822	4,883,165
Amgen, Inc.	32,344	6,144,713
Biogen, Inc.*	10,223	2,416,513
Bluebird Bio, Inc.*	19,100	3,005,003
Celgene Corp.*	36,545	3,447,655
Gilead Sciences, Inc.	214,958	13,974,419
Incyte Corp.*	33,179	2,853,726
Neurocrine Biosciences, Inc.*	28,000	2,466,800
Regeneron Pharmaceuticals, Inc.*	4,097	1,682,310
Seattle Genetics, Inc.*	65,800	4,819,192
Ultragenyx Pharmaceutical, Inc.(x)*	27,600	1,914,336
Vertex Pharmaceuticals, Inc.*	13,402	2,465,298

		67,817,139

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	91,273	7,296,364
ABIOMED, Inc.*	2,323	663,426
Align Technology, Inc.*	3,745	1,064,816
Baxter International, Inc.	24,764	2,013,561
Becton Dickinson and Co.	14,002	3,496,720
Boston Scientific Corp.*	72,389	2,778,290
Cooper Cos., Inc. (The)	2,612	773,596
Danaher Corp.	58,553	7,730,167
Dentsply Sirona, Inc.	11,241	557,441
Edwards Lifesciences Corp.*	10,799	2,066,173
Hologic, Inc.*	13,916	673,534
IDEXX Laboratories, Inc.*	4,454	995,914
Intuitive Surgical, Inc.*	5,966	3,404,080
Medtronic plc	146,828	13,373,094
ResMed, Inc.	7,361	765,323
Stryker Corp.	16,043	3,168,813
Teleflex, Inc.	2,374	717,328
Varian Medical Systems, Inc.*	4,629	656,022
Zimmer Biomet Holdings, Inc.	10,537	1,345,575

		53,540,237

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	7,997	635,921
Anthem, Inc.	13,361	3,834,340
Cardinal Health, Inc.	15,308	737,080
Centene Corp.*	21,216	1,126,570
Cigna Corp.	19,891	3,198,871
CVS Health Corp.	67,475	3,638,927
DaVita, Inc.*	7,033	381,821
HCA Healthcare, Inc.	13,867	1,807,979
Henry Schein, Inc.*	7,703	463,027
Humana, Inc.	6,954	1,849,764
Laboratory Corp. of America Holdings*	5,106	781,116
McKesson Corp.	9,772	1,143,910
Quest Diagnostics, Inc.	6,804	611,816
UnitedHealth Group, Inc.	99,219	24,532,890
Universal Health Services, Inc., Class B	4,396	588,053
WellCare Health Plans, Inc.*	2,689	725,358

		46,057,443

Health Care Technology (0.1%)
Cerner Corp.*	16,940	969,137

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	16,466	1,323,537
Illumina, Inc.*	7,714	2,396,663
IQVIA Holdings, Inc.*	8,184	1,177,268
Mettler-Toledo International, Inc.*	1,288	931,224
PerkinElmer, Inc.	5,675	546,843
Thermo Fisher Scientific, Inc.	97,647	26,727,937
Waters Corp.*	3,718	935,858

		34,039,330

Pharmaceuticals (2.7%)
Allergan plc	16,129	2,361,447
Bristol-Myers Squibb Co.	85,025	4,056,543
Elanco Animal Health, Inc.*	70,500	2,260,935
Eli Lilly & Co.	73,277	9,508,423
Johnson & Johnson	138,278	19,329,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	133,877	$11,134,550
Mylan NV*	26,379	747,581
Nektar Therapeutics*	8,757	294,235
Perrigo Co. plc	6,022	290,020
Pfizer, Inc.	288,416	12,249,027
Zoetis, Inc.	24,818	2,498,428

		64,731,071

Total Health Care		267,154,357

Industrials (7.8%)
Aerospace & Defense (2.3%)
Arconic, Inc.	22,519	430,338
Boeing Co. (The)	37,181	14,181,577
General Dynamics Corp.	54,404	9,209,509
Harris Corp.	6,078	970,717
Huntington Ingalls Industries, Inc.	2,084	431,805
L3 Technologies, Inc.	4,178	862,214
Lockheed Martin Corp.	12,782	3,836,645
Northrop Grumman Corp.	17,627	4,752,239
Raytheon Co.	40,950	7,456,176
Textron, Inc.	12,360	626,158
TransDigm Group, Inc.*	10,807	4,906,270
United Technologies Corp.	57,411	7,399,704

		55,063,352

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	7,001	609,017
Expeditors International of Washington, Inc.	8,638	655,624
FedEx Corp.	12,523	2,271,797
United Parcel Service, Inc., Class B	81,486	9,105,246

		12,641,684

Airlines (0.2%)
Alaska Air Group, Inc.	6,227	349,459
American Airlines Group, Inc.	21,048	668,485
Delta Air Lines, Inc.	32,229	1,664,628
Southwest Airlines Co.	25,440	1,320,590
United Continental Holdings, Inc.*	11,359	906,221

		4,909,383

Building Products (0.2%)
Allegion plc	4,694	425,793
AO Smith Corp.	7,033	375,000
Fortune Brands Home & Security, Inc.	7,769	369,882
Johnson Controls International plc	46,730	1,726,206
Masco Corp.	15,466	607,968

		3,504,849

Commercial Services & Supplies (0.4%)
Cintas Corp.	4,446	898,581
Copart, Inc.*	10,627	643,890
Republic Services, Inc.	11,233	902,909
Rollins, Inc.	8,138	338,704
Waste Connections, Inc.	48,394	4,287,224
Waste Management, Inc.	20,261	2,105,320

		9,176,628

Construction & Engineering (0.0%)
Fluor Corp.	6,667	245,345
Jacobs Engineering Group, Inc.	6,011	451,967
Quanta Services, Inc.	6,847	258,406

		955,718

Electrical Equipment (0.3%)
AMETEK, Inc.	11,917	988,754
Eaton Corp. plc	21,936	1,767,164
Emerson Electric Co.	31,807	2,177,825
Rockwell Automation, Inc.	6,234	1,093,818

		6,027,561

Industrial Conglomerates (1.4%)
3M Co.	29,904	6,213,453
General Electric Co.	624,968	6,243,430
Honeywell International, Inc.	37,889	6,021,320
Roper Technologies, Inc.	46,881	16,031,896

		34,510,099

Machinery (1.1%)
Caterpillar, Inc.	29,919	4,053,725
Cummins, Inc.	7,400	1,168,238
Deere & Co.	28,316	4,526,029
Dover Corp.	7,459	699,654
Flowserve Corp.	6,782	306,140
Fortive Corp.	15,181	1,273,534
IDEX Corp.	7,937	1,204,360
Illinois Tool Works, Inc.	15,768	2,263,181
Ingersoll-Rand plc	12,690	1,369,886
ITT, Inc.	44,197	2,563,426
PACCAR, Inc.	18,050	1,229,927
Parker-Hannifin Corp.	6,626	1,137,154
Pentair plc	7,673	341,525
Snap-on, Inc.	3,017	472,221
Stanley Black & Decker, Inc.	7,803	1,062,535
Wabtec Corp.	39,619	2,920,713
Xylem, Inc.	9,171	724,876

		27,317,124

Professional Services (0.3%)
Equifax, Inc.	29,023	3,439,225
IHS Markit Ltd.*	19,204	1,044,314
Nielsen Holdings plc	19,150	453,280
RELX plc (ADR)	76,600	1,643,070
Robert Half International, Inc.	6,106	397,867
Verisk Analytics, Inc.	8,468	1,126,244

		8,104,000

Road & Rail (1.0%)
CSX Corp.	83,136	6,220,235
JB Hunt Transport Services, Inc.	4,557	461,579
Kansas City Southern	5,058	586,627
Knight-Swift Transportation Holdings, Inc.	215,900	7,055,612
Norfolk Southern Corp.	13,867	2,591,604
Union Pacific Corp.	37,591	6,285,215

		23,200,872

Trading Companies & Distributors (0.1%)
Fastenal Co.	14,821	953,138
United Rentals, Inc.*	4,020	459,285
WW Grainger, Inc.	2,333	702,070

		2,114,493

Total Industrials		187,525,763

Information Technology (15.6%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	2,688	845,268
Casa Systems, Inc.*	160,689	1,333,719
Cisco Systems, Inc.	228,601	12,342,168
F5 Networks, Inc.*	3,011	472,516
Juniper Networks, Inc.	18,502	489,748
Motorola Solutions, Inc.	8,447	1,186,128

		16,669,547

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	15,565	1,469,958
Corning, Inc.	40,285	1,333,433
Flex Ltd.*	295,909	2,959,090
FLIR Systems, Inc.	7,253	345,098
IPG Photonics Corp.*	1,909	289,748
Keysight Technologies, Inc.*	9,958	868,338
TE Connectivity Ltd.	17,720	1,430,890
Trimble, Inc.*	65,600	2,650,240

		11,346,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (4.3%)
Accenture plc, Class A	51,101	$8,994,798
Akamai Technologies, Inc.*	8,413	603,296
Alliance Data Systems Corp.	2,264	396,155
Automatic Data Processing, Inc.	22,611	3,611,881
Broadridge Financial Solutions, Inc.	5,896	611,356
Cognizant Technology Solutions Corp., Class A	106,866	7,742,442
DXC Technology Co.	13,916	894,938
Euronet Worldwide, Inc.*	36,700	5,233,053
Fidelity National Information Services, Inc.	16,578	1,874,972
Fiserv, Inc.*	66,261	5,849,521
FleetCor Technologies, Inc.*	4,424	1,090,914
Gartner, Inc.*	4,609	699,093
Global Payments, Inc.	34,178	4,665,981
GoDaddy, Inc., Class A*	64,300	4,834,717
International Business Machines Corp.	46,273	6,529,120
Jack Henry & Associates, Inc.	19,816	2,749,272
Mastercard, Inc., Class A	75,501	17,776,710
Paychex, Inc.	16,508	1,323,942
PayPal Holdings, Inc.*	60,869	6,320,637
Total System Services, Inc.	8,245	783,357
VeriSign, Inc.*	5,448	989,139
Visa, Inc., Class A	123,705	19,321,484
Western Union Co. (The)	21,830	403,200

		103,299,978

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	45,430	1,159,374
Analog Devices, Inc.	19,121	2,012,868
Applied Materials, Inc.	49,352	1,957,300
ASML Holding NV (Registered) (NYRS)	18,941	3,561,855
Broadcom, Inc.	31,620	9,508,450
Intel Corp.	233,823	12,556,295
KLA-Tencor Corp.	8,579	1,024,418
Lam Research Corp.	7,805	1,397,173
Maxim Integrated Products, Inc.	14,244	757,354
Microchip Technology, Inc.(x)	12,217	1,013,522
Micron Technology, Inc.*	58,789	2,429,749
NVIDIA Corp.	31,510	5,657,936
ON Semiconductor Corp.*	91,154	1,875,038
Qorvo, Inc.*	6,064	434,971
QUALCOMM, Inc.	63,282	3,608,972
Skyworks Solutions, Inc.	9,083	749,166
Texas Instruments, Inc.	115,973	12,301,256
Xilinx, Inc.	13,071	1,657,272

		63,662,969

Software (4.1%)
Adobe, Inc.*	25,354	6,756,587
ANSYS, Inc.*	4,437	810,684
Autodesk, Inc.*	11,313	1,762,792
Cadence Design Systems, Inc.*	14,574	925,595
Citrix Systems, Inc.	6,560	653,770
Fortinet, Inc.*	7,770	652,447
Intuit, Inc.	13,552	3,542,628
Micro Focus International plc (ADR)(x)	101,412	2,615,416
Microsoft Corp.	539,930	63,679,344
Oracle Corp.	132,314	7,106,585
Red Hat, Inc.*	9,131	1,668,234
salesforce.com, Inc.*	39,760	6,296,791
Symantec Corp.	34,306	788,695
Synopsys, Inc.*	7,694	885,964

		98,145,532

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	299,751	56,937,703
Hewlett Packard Enterprise Co.	71,210	1,098,770
HP, Inc.	569,789	11,071,000
NetApp, Inc.	65,093	4,513,549
Pure Storage, Inc., Class A*	205,952	4,487,694
Seagate Technology plc	13,175	630,951
Western Digital Corp.	14,905	716,334
Xerox Corp.	10,148	324,533

		79,780,534

Total Information Technology		372,905,355

Materials (2.7%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	11,340	2,165,486
Albemarle Corp.	5,279	432,772
Celanese Corp.	6,473	638,303
CF Industries Holdings, Inc.	11,359	464,356
DowDuPont, Inc.	117,166	6,246,119
Eastman Chemical Co.	7,016	532,374
Ecolab, Inc.	46,256	8,166,034
FMC Corp.	6,902	530,212
Huntsman Corp.	180,455	4,058,433
International Flavors & Fragrances, Inc.(x)	5,203	670,094
Linde plc	37,777	6,646,108
LyondellBasell Industries NV, Class A	15,804	1,328,800
Mosaic Co. (The)	18,309	500,019
PPG Industries, Inc.	12,065	1,361,777
Sherwin-Williams Co. (The)	31,141	13,412,740

		47,153,627

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	3,239	651,622
Vulcan Materials Co.	7,001	828,919

		1,480,541

Containers & Packaging (0.5%)
Avery Dennison Corp.	4,232	478,216
Ball Corp.	17,521	1,013,765
Crown Holdings, Inc.*	132,860	7,250,170
International Paper Co.	20,922	968,061
Owens-Illinois, Inc.	27,746	526,619
Packaging Corp. of America	4,992	496,105
Sealed Air Corp.	7,635	351,668
Westrock Co.	13,820	529,997

		11,614,601

Metals & Mining (0.2%)
Allegheny Technologies, Inc.*	59,700	1,526,529
Freeport-McMoRan, Inc.	77,148	994,438
Newmont Mining Corp.	27,515	984,211
Nucor Corp.	15,568	908,393

		4,413,571

Total Materials		64,662,340

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Alexandria Real Estate Equities, Inc. (REIT)	5,861	835,544
American Tower Corp. (REIT)	45,243	8,915,586
Apartment Investment & Management Co. (REIT), Class A	8,391	421,983
AvalonBay Communities, Inc. (REIT)	7,140	1,433,212
Boston Properties, Inc. (REIT)	7,939	1,062,873
Crown Castle International Corp. (REIT)	52,623	6,735,744
Digital Realty Trust, Inc. (REIT)	10,974	1,305,906
Duke Realty Corp. (REIT)	18,405	562,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Equinix, Inc. (REIT)	11,026	$4,996,542
Equity Residential (REIT)	19,032	1,433,490
Essex Property Trust, Inc. (REIT)	3,401	983,705
Extra Space Storage, Inc. (REIT)	6,513	663,740
Federal Realty Investment Trust (REIT)	4,009	552,641
HCP, Inc. (REIT)	24,511	767,194
Host Hotels & Resorts, Inc. (REIT)	37,890	716,121
Iron Mountain, Inc. (REIT)	15,533	550,800
Kimco Realty Corp. (REIT)	20,731	383,524
Macerich Co. (The) (REIT)	5,454	236,431
Mid-America Apartment Communities, Inc. (REIT)	6,078	664,508
Prologis, Inc. (REIT)	33,030	2,376,509
Public Storage (REIT)	7,746	1,686,924
Realty Income Corp. (REIT)	15,774	1,160,336
Regency Centers Corp. (REIT)	8,545	576,702
SBA Communications Corp. (REIT)*	5,844	1,166,813
Simon Property Group, Inc. (REIT)	16,183	2,948,704
SL Green Realty Corp. (REIT)	4,156	373,708
UDR, Inc. (REIT)	14,772	671,535
Ventas, Inc. (REIT)	18,392	1,173,594
Vornado Realty Trust (REIT)	9,321	628,608
Welltower, Inc. (REIT)	20,079	1,558,130
Weyerhaeuser Co. (REIT)	38,701	1,019,384

		48,563,316

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	16,248	803,464

Total Real Estate		49,366,780

Utilities (2.0%)
Electric Utilities (1.2%)
Alliant Energy Corp.	12,647	596,053
American Electric Power Co., Inc.	25,911	2,170,046
Duke Energy Corp.	37,807	3,402,630
Edison International	44,530	2,757,298
Entergy Corp.	9,845	941,477
Evergy, Inc.	12,932	750,703
Eversource Energy	16,369	1,161,380
Exelon Corp.	50,691	2,541,140
FirstEnergy Corp.	26,173	1,089,058
Fortis, Inc.	80,839	2,990,235
NextEra Energy, Inc.	24,881	4,809,995
Pinnacle West Capital Corp.	6,017	575,105
PPL Corp.	37,203	1,180,823
Southern Co. (The)	53,853	2,783,123
Xcel Energy, Inc.	26,552	1,492,488

		29,241,554

Gas Utilities (0.0%)
Atmos Energy Corp.	6,034	621,080

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	161,948	2,928,020
NRG Energy, Inc.	14,748	626,495

		3,554,515

Multi-Utilities (0.6%)
Ameren Corp.	12,619	928,127
CenterPoint Energy, Inc.	25,805	792,213
CMS Energy Corp.	14,555	808,385
Consolidated Edison, Inc.	16,695	1,415,903
Dominion Energy, Inc.	41,530	3,183,690
DTE Energy Co.	9,397	1,172,182
NiSource, Inc.	19,563	560,675
Public Service Enterprise Group, Inc.	26,109	1,551,136
Sempra Energy	14,431	1,816,286
WEC Energy Group, Inc.	16,299	1,288,925

		13,517,522

Water Utilities (0.0%)
American Water Works Co., Inc.	9,303	969,931

Total Utilities		47,904,602

Total Common Stocks (79.9%) (Cost $1,076,098,514)		1,916,426,073

EXCHANGE TRADED FUNDS (ETF):
Equity (9.5%)
iShares Core S&P 500 ETF	255,044	72,575,321
iShares Morningstar Large-Cap ETF(x)	223,802	35,810,558
iShares Morningstar Large-Cap Growth ETF	24,998	4,570,384
iShares Morningstar Large-Cap Value ETF	24,063	2,536,459
iShares Russell 1000 ETF(x)	251,999	39,641,963
iShares Russell 1000 Growth ETF	38,897	5,887,450
iShares Russell 1000 Value ETF	33,325	4,115,304
iShares S&P 100 ETF(x)	43,715	5,476,615
iShares S&P 500 Growth ETF	29,948	5,161,837
iShares S&P 500 Value ETF	28,446	3,207,002
Vanguard Growth ETF	30,000	4,692,600
Vanguard Large-Cap ETF(x)	308,313	40,019,028
Vanguard Value ETF	28,100	3,024,403

Total Exchange Traded Funds (9.5%) (Cost $120,538,050)		226,718,924

MASTER LIMITED PARTNERSHIPS:
Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Enterprise Products Partners LP	315,965	9,194,581
Teekay LNG Partners LP	250,685	3,750,248

Total Energy		12,944,829

Financials (0.4%)
Capital Markets (0.4%)
Apollo Global Management LLC, Class A	96,738	2,732,848
Oaktree Capital Group LLC	167,932	8,337,824

Total Financials		11,070,672

Total Master Limited Partnerships (1.0%) (Cost $22,144,717)		24,015,501

SHORT-TERM INVESTMENTS:
Investment Company (4.2%)
JPMorgan Prime Money Market Fund, IM Shares	101,168,908	101,199,259

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,397,234, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $2,444,660.(xx)	$2,396,725	2,396,725

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $10,002,125, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $10,202,138.(xx)	$10,000,000	$10,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $49,920, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $53,470.(xx)	49,909	49,909

Total Repurchase Agreements		12,446,634

Total Short-Term Investments (4.7%) (Cost $113,639,083)		113,645,893

Total Investments in Securities (95.1%) (Cost $1,332,420,364)		2,280,806,391
Other Assets Less Liabilities (4.9%)		117,950,266

Net Assets (100%)		$2,398,756,657

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $28,671,277. This was collateralized by $16,793,235 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $12,446,634 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	6,273	2,566,686	—	(103,853)	38,950	179,109	2,680,892	20,701	—
PNC Financial Services Group, Inc. (The)	23,554	2,906,149	—	(159,306)	65,831	76,459	2,889,133	22,644	—

Total		5,472,835	—	(263,159)	104,781	255,568	5,570,025	43,345	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,464	6/2019	USD	207,726,960	4,963,599

					4,963,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$212,387,140	$6,766,993	$—	$219,154,133
Consumer Discretionary	189,899,673	2,212,156	—	192,111,829
Consumer Staples	132,016,731	—	—	132,016,731
Energy	112,887,170	—	—	112,887,170
Financials	270,737,013	—	—	270,737,013
Health Care	267,154,357	—	—	267,154,357
Industrials	187,525,763	—	—	187,525,763
Information Technology	372,905,355	—	—	372,905,355
Materials	64,662,340	—	—	64,662,340
Real Estate	49,366,780	—	—	49,366,780
Utilities	47,904,602	—	—	47,904,602
Exchange Traded Funds	226,718,924	—	—	226,718,924
Futures	4,963,599	—	—	4,963,599
Master Limited Partnerships
Energy	12,944,829	—	—	12,944,829
Financials	11,070,672	—	—	11,070,672
Short-Term Investments
Investment Company	101,199,259	—	—	101,199,259
Repurchase Agreements	—	12,446,634	—	12,446,634

Total Assets	$2,264,344,207	$21,425,783	$—	$2,285,769,990

Total Liabilities	$—	$—	$—	$—

Total	$2,264,344,207	$21,425,783	$—	$2,285,769,990

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$998,742,940
Aggregate gross unrealized depreciation	(41,806,387)

Net unrealized appreciation	$956,936,553

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,328,833,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.8%)
Diversified Telecommunication Services (0.0%)
Zayo Group Holdings, Inc.*	42,744	$1,214,784

Entertainment (2.0%)
Activision Blizzard, Inc.	142,177	6,473,319
Electronic Arts, Inc.*	94,484	9,602,409
Lions Gate Entertainment Corp., Class A(x)	365	5,708
Lions Gate Entertainment Corp., Class B	1,916	28,932
Live Nation Entertainment, Inc.*	26,009	1,652,612
Madison Square Garden Co. (The), Class A*	422	123,701
Netflix, Inc.*	101,050	36,030,388
Take-Two Interactive Software, Inc.*	12,630	1,191,893
Walt Disney Co. (The)	402,167	44,652,602

		99,761,564

Interactive Media & Services (8.1%)
Alphabet, Inc., Class A*	83,783	98,603,375
Alphabet, Inc., Class C*	102,620	120,405,072
Facebook, Inc., Class A*	899,102	149,871,312
IAC/InterActiveCorp*	28,038	5,891,064
Match Group, Inc.(x)	9,510	538,361
Tencent Holdings Ltd.	226,500	10,416,181
TripAdvisor, Inc.*	19,350	995,558
Twitter, Inc.*	135,046	4,440,313
Zillow Group, Inc., Class A*	8,124	277,841
Zillow Group, Inc., Class C(x)*	15,967	554,693

		391,993,770

Media (0.6%)
AMC Networks, Inc., Class A*	8,322	472,357
Cable One, Inc.	792	777,253
CBS Corp. (Non-Voting), Class B	61,319	2,914,492
Charter Communications, Inc., Class A*	22,674	7,865,837
Comcast Corp., Class A	361,988	14,472,280
Interpublic Group of Cos., Inc. (The)	8,103	170,244
Omnicom Group, Inc.	27,748	2,025,327
Sirius XM Holdings, Inc.	312,619	1,772,550

		30,470,340

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	37,854	2,615,711

Total Communication Services		526,056,169

Consumer Discretionary (15.4%)
Auto Components (0.2%)
Aptiv plc	100,697	8,004,404
Garrett Motion, Inc.*	9,157	134,883
Gentex Corp.	34,485	713,150
Lear Corp.	1,142	154,981
Visteon Corp.(x)*	3,163	213,028

		9,220,446

Automobiles (0.2%)
Ferrari NV	28,391	3,798,716
Tesla, Inc.(x)*	25,862	7,237,739
Thor Industries, Inc.	7,710	480,873

		11,517,328

Distributors (0.0%)
LKQ Corp.*	10,462	296,912
Pool Corp.	7,390	1,219,128

		1,516,040

Diversified Consumer Services (0.2%)
Bright Horizons Family Solutions, Inc.*	9,078	1,153,905
frontdoor, Inc.*	16,060	552,785
Grand Canyon Education, Inc.*	9,081	1,039,865
H&R Block, Inc.	7,617	182,351
Service Corp. International	15,858	636,699
ServiceMaster Global Holdings, Inc.*	25,469	1,189,402
Weight Watchers International, Inc.*	241,800	4,872,270

		9,627,277

Hotels, Restaurants & Leisure (3.2%)
Chipotle Mexican Grill, Inc.*	4,596	3,264,585
Choice Hotels International, Inc.	6,164	479,189
Darden Restaurants, Inc.	63,056	7,659,412
Domino’s Pizza, Inc.	7,819	2,018,084
Dunkin’ Brands Group, Inc.	58,713	4,409,346
Extended Stay America, Inc.	20,775	372,911
Hilton Grand Vacations, Inc.*	18,145	559,773
Hilton Worldwide Holdings, Inc.	52,671	4,377,487
International Game Technology plc(x)	2,147	27,890
Las Vegas Sands Corp.	96,690	5,894,222
Marriott International, Inc., Class A	150,374	18,810,284
McDonald’s Corp.	119,284	22,652,032
MGM Resorts International	91,245	2,341,347
Six Flags Entertainment Corp.	13,798	680,931
Starbucks Corp.	650,201	48,335,942
Vail Resorts, Inc.	7,562	1,643,223
Wendy’s Co. (The)	35,098	627,903
Wyndham Destinations, Inc.	18,026	729,873
Wyndham Hotels & Resorts, Inc.	18,457	922,665
Wynn Resorts Ltd.	54,297	6,478,718
Yum China Holdings, Inc.	370,762	16,650,921
Yum! Brands, Inc.	93,518	9,334,032

		158,270,770

Household Durables (0.2%)
DR Horton, Inc.	38,168	1,579,392
Lennar Corp., Class A	28,996	1,423,414
Lennar Corp., Class B	1,303	50,973
NVR, Inc.*	1,273	3,522,391
PulteGroup, Inc.	15,113	422,559
Tempur Sealy International, Inc.*	8,453	487,485
Toll Brothers, Inc.	13,410	485,442

		7,971,656

Internet & Direct Marketing Retail (6.2%)
Alibaba Group Holding Ltd. (ADR)*	224,688	40,994,326
Amazon.com, Inc.*	119,903	213,517,267
Booking Holdings, Inc.*	14,967	26,116,068
eBay, Inc.	344,134	12,781,137
Expedia Group, Inc.	22,321	2,656,199
GrubHub, Inc.(x)*	17,019	1,182,310
MercadoLibre, Inc.*	2,413	1,225,152
Wayfair, Inc., Class A(x)*	10,779	1,600,143

		300,072,602

Leisure Products (0.1%)
Brunswick Corp.	1,791	90,141
Hasbro, Inc.	17,168	1,459,623
Mattel, Inc.(x)*	15,420	200,460
Polaris Industries, Inc.	11,056	933,458

		2,683,682

Multiline Retail (0.6%)
Dollar General Corp.	157,943	18,842,600
Dollar Tree, Inc.*	45,398	4,768,606
Dollarama, Inc.(x)	91,734	2,447,201
Nordstrom, Inc.	22,137	982,440

		27,040,847

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (3.1%)
Advance Auto Parts, Inc.	4,006	$683,143
AutoZone, Inc.*	4,147	4,247,026
Best Buy Co., Inc.	11,070	786,634
Burlington Stores, Inc.*	12,576	1,970,408
CarMax, Inc.(x)*	19,874	1,387,205
Floor & Decor Holdings, Inc., Class A(x)*	11,123	458,490
Gap, Inc. (The)	3,366	88,122
Home Depot, Inc. (The)	290,009	55,649,827
L Brands, Inc.	7,728	213,138
Lowe’s Cos., Inc.	152,077	16,647,869
Michaels Cos., Inc. (The)*	3,662	41,820
O’Reilly Automotive, Inc.*	46,963	18,235,733
Ross Stores, Inc.	68,934	6,417,755
Tiffany & Co.	75,708	7,990,979
TJX Cos., Inc. (The)	233,737	12,437,146
Tractor Supply Co.	23,010	2,249,458
Ulta Beauty, Inc.*	30,463	10,623,362
Urban Outfitters, Inc.*	13,662	404,942
Williams-Sonoma, Inc.(x)	223,043	12,550,630

		153,083,687

Textiles, Apparel & Luxury Goods (1.4%)
Capri Holdings Ltd.*	13,841	633,226
Carter’s, Inc.	8,516	858,328
Columbia Sportswear Co.	756	78,760
Hanesbrands, Inc.	66,634	1,191,416
Lululemon Athletica, Inc.*	18,014	2,951,954
LVMH Moet Hennessy Louis Vuitton SE	18,414	6,773,071
NIKE, Inc., Class B	447,825	37,711,343
Skechers U.S.A., Inc., Class A*	11,450	384,834
Tapestry, Inc.	10,322	335,362
Under Armour, Inc., Class A(x)*	626,592	13,246,155
Under Armour, Inc., Class C*	26,684	503,527
VF Corp.	47,008	4,085,465

		68,753,441

Total Consumer Discretionary		749,757,776

Consumer Staples (5.6%)
Beverages (2.7%)
Anheuser-Busch InBev SA/NV (ADR)	157,000	13,183,290
Brown-Forman Corp., Class A	10,053	514,412
Brown-Forman Corp., Class B	52,315	2,761,186
Coca-Cola Co. (The)	1,029,815	48,257,131
Constellation Brands, Inc., Class A	29,287	5,134,890
Diageo plc (ADR)	31,450	5,145,534
Keurig Dr Pepper, Inc.	33,811	945,694
Monster Beverage Corp.*	458,590	25,029,842
PepsiCo, Inc.	237,827	29,145,699

		130,117,678

Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	82,722	20,030,305
Sprouts Farmers Market, Inc.*	22,975	494,881
Sysco Corp.	88,833	5,930,491
US Foods Holding Corp.*	2,549	88,986
Walmart, Inc.	143,803	14,025,107

		40,569,770

Food Products (0.8%)
Campbell Soup Co.(x)	23,517	896,703
Danone SA (ADR)	643,432	9,902,419
General Mills, Inc.	6,271	324,524
Hershey Co. (The)	24,092	2,766,485
Kellogg Co.	23,424	1,344,069
McCormick & Co., Inc. (Non-Voting)	1,241	186,932
Nestle SA (Registered)	134,367	12,805,853
Nestle SA (ADR)	89,510	8,532,093
Post Holdings, Inc.*	7,058	772,145

		37,531,223

Household Products (0.7%)
Church & Dwight Co., Inc.	39,099	2,785,022
Clorox Co. (The)	21,070	3,380,892
Colgate-Palmolive Co.	140,716	9,644,675
Energizer Holdings, Inc.	7,098	318,913
Kimberly-Clark Corp.	56,548	7,006,297
Procter & Gamble Co. (The)	78,917	8,211,314
Spectrum Brands Holdings, Inc.(x)	3,849	210,848

		31,557,961

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	40,371	6,683,419
Herbalife Nutrition Ltd.*	3,486	184,723
Nu Skin Enterprises, Inc., Class A	3,435	164,399

		7,032,541

Tobacco (0.5%)
Altria Group, Inc.	358,474	20,587,162
Philip Morris International, Inc.	64,891	5,735,715

		26,322,877

Total Consumer Staples		273,132,050

Energy (0.6%)
Energy Equipment & Services (0.3%)
Halliburton Co.	164,807	4,828,845
RPC, Inc.(x)	4,415	50,376
Schlumberger Ltd.	197,016	8,583,987

		13,463,208

Oil, Gas & Consumable Fuels (0.3%)
Anadarko Petroleum Corp.	31,974	1,454,178
Antero Resources Corp.*	26,100	230,463
Apache Corp.	4,848	168,032
Cabot Oil & Gas Corp.	58,552	1,528,207
Cheniere Energy, Inc.*	30,259	2,068,505
Chesapeake Energy Corp.(x)*	26,827	83,164
Cimarex Energy Co.	2,467	172,443
Concho Resources, Inc.	4,772	529,501
Continental Resources, Inc.*	7,624	341,326
Diamondback Energy, Inc.	4,808	488,156
EOG Resources, Inc.	12,335	1,174,045
Kosmos Energy Ltd.	9,038	56,307
ONEOK, Inc.	32,017	2,236,067
Parsley Energy, Inc., Class A*	34,049	657,146
Pioneer Natural Resources Co.	17,610	2,681,651

		13,869,191

Total Energy		27,332,399

Financials (3.8%)
Banks (0.1%)
BOK Financial Corp.	976	79,593
Comerica, Inc.	2,075	152,139
East West Bancorp, Inc.	2,003	96,084
Pinnacle Financial Partners, Inc.	5,685	310,969
Signature Bank	6,398	819,392
SVB Financial Group*	7,669	1,705,279
Synovus Financial Corp.	9,603	329,959
Texas Capital Bancshares, Inc.*	6,385	348,557
Western Alliance Bancorp*	11,034	452,835

		4,294,807

Capital Markets (2.4%)
Ameriprise Financial, Inc.	4,045	518,164
Cboe Global Markets, Inc.	19,547	1,865,566
Charles Schwab Corp. (The)	635,546	27,175,947
CME Group, Inc.	7,813	1,285,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
E*TRADE Financial Corp.	10,854	$503,951
Eaton Vance Corp.	21,160	852,960
Evercore, Inc., Class A	7,573	689,143
FactSet Research Systems, Inc.	46,355	11,508,556
Interactive Brokers Group, Inc., Class A	12,991	673,973
Intercontinental Exchange, Inc.	93,612	7,127,618
Lazard Ltd., Class A	20,400	737,256
LPL Financial Holdings, Inc.	16,206	1,128,748
MarketAxess Holdings, Inc.	6,909	1,700,167
Moody’s Corp.	31,449	5,695,099
Morgan Stanley	60,149	2,538,288
Morningstar, Inc.	3,482	438,697
MSCI, Inc.	69,973	13,913,431
Northern Trust Corp.	10,820	978,236
Raymond James Financial, Inc.	7,303	587,234
S&P Global, Inc.	50,674	10,669,411
SEI Investments Co.	240,190	12,549,927
State Street Corp.	4,653	306,214
T. Rowe Price Group, Inc.	40,557	4,060,567
TD Ameritrade Holding Corp.	162,264	8,111,577
Virtu Financial, Inc., Class A	7,941	188,599

		115,805,193

Consumer Finance (0.5%)
American Express Co.	185,065	20,227,605
Capital One Financial Corp.	6,928	565,948
Credit Acceptance Corp.*	1,887	852,792
Discover Financial Services	28,979	2,062,146
OneMain Holdings, Inc.	1,591	50,514
Santander Consumer USA Holdings, Inc.	2,969	62,735
Synchrony Financial	47,026	1,500,129

		25,321,869

Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc., Class B*	46,101	9,261,230
Voya Financial, Inc.	2,431	121,453

		9,382,683

Insurance (0.6%)
Alleghany Corp.*	339	207,604
American International Group, Inc.	23,935	1,030,641
Aon plc	45,362	7,743,293
Arch Capital Group Ltd.*	12,173	393,431
Axis Capital Holdings Ltd.	1,754	96,084
Brown & Brown, Inc.	2,611	77,051
Chubb Ltd.	23,420	3,280,674
Erie Indemnity Co., Class A	3,543	632,496
Everest Re Group Ltd.	3,014	650,903
Markel Corp.*	241	240,094
Marsh & McLennan Cos., Inc.	44,721	4,199,302
Progressive Corp. (The)	109,433	7,889,025
RenaissanceRe Holdings Ltd.	565	81,078
Travelers Cos., Inc. (The)	9,739	1,335,801

		27,857,477

Total Financials		182,662,029

Health Care (10.5%)
Biotechnology (3.5%)
AbbVie, Inc.	286,927	23,123,447
Agios Pharmaceuticals, Inc.(x)*	8,793	593,000
Alexion Pharmaceuticals, Inc.*	52,716	7,126,149
Alkermes plc*	28,564	1,042,300
Alnylam Pharmaceuticals, Inc.*	15,856	1,481,743
Amgen, Inc.	140,660	26,722,587
Biogen, Inc.*	35,316	8,347,996
BioMarin Pharmaceutical, Inc.*	138,897	12,338,221
Bluebird Bio, Inc.(x)*	6,996	1,100,681
Celgene Corp.*	132,510	12,500,993
Exact Sciences Corp.(x)*	22,568	1,954,840
Exelixis, Inc.*	55,302	1,316,188
Gilead Sciences, Inc.	180,245	11,717,727
Incyte Corp.*	33,092	2,846,243
Ionis Pharmaceuticals, Inc.(x)*	23,502	1,907,657
Moderna, Inc.(x)*	5,140	104,599
Neurocrine Biosciences, Inc.*	16,800	1,480,080
Regeneron Pharmaceuticals, Inc.*	76,171	31,277,336
Sage Therapeutics, Inc.(x)*	9,234	1,468,668
Sarepta Therapeutics, Inc.(x)*	12,509	1,490,948
Seattle Genetics, Inc.*	20,445	1,497,392
Vertex Pharmaceuticals, Inc.*	88,697	16,315,813

		167,754,608

Health Care Equipment & Supplies (2.3%)
ABIOMED, Inc.*	8,050	2,298,999
Align Technology, Inc.*	46,266	13,154,812
Baxter International, Inc.	10,576	859,934
Becton Dickinson and Co.	40,201	10,039,396
Boston Scientific Corp.*	200,055	7,678,111
Cantel Medical Corp.	6,893	461,073
Cooper Cos., Inc. (The)	1,430	423,523
DexCom, Inc.*	16,467	1,961,220
Edwards Lifesciences Corp.*	39,621	7,580,686
Hill-Rom Holdings, Inc.	8,268	875,250
ICU Medical, Inc.*	2,940	703,630
IDEXX Laboratories, Inc.*	16,196	3,621,426
Insulet Corp.(x)*	11,269	1,071,569
Integra LifeSciences Holdings Corp.*	10,333	575,755
Intuitive Surgical, Inc.*	35,022	19,982,853
Masimo Corp.*	8,699	1,202,898
Penumbra, Inc.(x)*	5,774	848,836
ResMed, Inc.	26,520	2,757,284
Stryker Corp.	113,325	22,383,954
Teleflex, Inc.	1,594	481,643
Varian Medical Systems, Inc.*	82,789	11,732,857
West Pharmaceutical Services, Inc.	3,056	336,771

		111,032,480

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	29,096	2,313,714
Anthem, Inc.	22,788	6,539,700
Centene Corp.*	126,968	6,742,001
Chemed Corp.	2,984	955,089
Cigna Corp.	51,338	8,256,177
Covetrus, Inc.*	1,617	51,501
CVS Health Corp.	18,425	993,660
DaVita, Inc.*	12,701	689,537
Encompass Health Corp.	18,461	1,078,122
HCA Healthcare, Inc.	53,170	6,932,305
Henry Schein, Inc.*	4,042	242,965
Humana, Inc.	30,008	7,982,128
Laboratory Corp. of America Holdings*	1,254	191,837
McKesson Corp.	4,578	535,901
Molina Healthcare, Inc.*	9,849	1,398,164
Premier, Inc., Class A*	3,376	116,438
UnitedHealth Group, Inc.	227,143	56,163,378
WellCare Health Plans, Inc.*	20,214	5,452,727

		106,635,344

Health Care Technology (0.3%)
Cerner Corp.*	221,381	12,665,207
Veeva Systems, Inc., Class A*	23,785	3,017,365

		15,682,572

Life Sciences Tools & Services (0.4%)
Bio-Techne Corp.	6,999	1,389,652
Bruker Corp.	7,355	282,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Charles River Laboratories International, Inc.*	6,548	$951,097
Illumina, Inc.*	27,694	8,604,249
Mettler-Toledo International, Inc.*	4,629	3,346,767
PRA Health Sciences, Inc.*	10,783	1,189,257
Thermo Fisher Scientific, Inc.	4,467	1,222,707
Waters Corp.*	13,165	3,313,762

		20,300,217

Pharmaceuticals (1.8%)
Bristol-Myers Squibb Co.	164,319	7,839,659
Catalent, Inc.*	6,252	253,769
Elanco Animal Health, Inc.*	36,326	1,164,975
Eli Lilly & Co.	112,133	14,550,378
Jazz Pharmaceuticals plc*	10,186	1,456,089
Johnson & Johnson	91,631	12,809,097
Merck & Co., Inc.	76,276	6,343,875
Nektar Therapeutics*	29,453	989,621
Novartis AG (ADR)	73,235	7,040,813
Novo Nordisk A/S (ADR)	259,740	13,586,999
Zoetis, Inc.	215,272	21,671,432

		87,706,707

Total Health Care		509,111,928

Industrials (7.6%)
Aerospace & Defense (2.3%)
Boeing Co. (The)	149,329	56,957,067
BWX Technologies, Inc.(x)	19,222	953,027
Curtiss-Wright Corp.	686	77,751
General Dynamics Corp.	21,519	3,642,736
Harris Corp.	22,368	3,572,393
HEICO Corp.	7,431	704,979
HEICO Corp., Class A	14,072	1,182,892
Hexcel Corp.	3,234	223,664
Huntington Ingalls Industries, Inc.	6,860	1,421,392
Lockheed Martin Corp.	42,441	12,739,091
Northrop Grumman Corp.	44,133	11,898,257
Raytheon Co.	54,226	9,873,470
Spirit AeroSystems Holdings, Inc., Class A	19,974	1,828,220
Textron, Inc.	7,661	388,106
TransDigm Group, Inc.*	9,143	4,150,831

		109,613,876

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	25,754	2,240,341
Expeditors International of Washington, Inc.	284,629	21,603,341
FedEx Corp.	46,079	8,359,191
United Parcel Service, Inc., Class B	130,417	14,572,796
XPO Logistics, Inc.(x)*	23,599	1,268,210

		48,043,879

Airlines (0.1%)
Delta Air Lines, Inc.	30,132	1,556,318
Southwest Airlines Co.	68,083	3,534,188

		5,090,506

Building Products (0.2%)
Allegion plc	14,822	1,344,504
AO Smith Corp.	26,798	1,428,869
Armstrong World Industries, Inc.	8,117	644,652
Fortune Brands Home & Security, Inc.	11,308	538,374
Lennox International, Inc.	6,331	1,673,917
Masco Corp.	37,955	1,492,011
Resideo Technologies, Inc.*	15,263	294,423

		7,416,750

Commercial Services & Supplies (0.3%)
Cintas Corp.	16,227	3,279,639
Copart, Inc.*	38,225	2,316,053
KAR Auction Services, Inc.	23,750	1,218,612
Republic Services, Inc.	2,810	225,868
Rollins, Inc.	26,924	1,120,577
Waste Management, Inc.	68,231	7,089,883

		15,250,632

Construction & Engineering (0.0%)
Quanta Services, Inc.	7,497	282,937

Electrical Equipment (0.2%)
AMETEK, Inc.	8,270	686,162
Emerson Electric Co.	82,290	5,634,396
Hubbell, Inc.	6,973	822,675
Rockwell Automation, Inc.	22,692	3,981,538
Sensata Technologies Holding plc*	16,642	749,223

		11,873,994

Industrial Conglomerates (0.8%)
3M Co.	88,501	18,388,738
Honeywell International, Inc.	99,731	15,849,250
Roper Technologies, Inc.	20,696	7,077,411

		41,315,399

Machinery (1.5%)
Allison Transmission Holdings, Inc.	21,614	970,901
Caterpillar, Inc.	99,433	13,472,177
Cummins, Inc.	10,136	1,600,170
Deere & Co.	135,685	21,687,891
Donaldson Co., Inc.	22,556	1,129,153
Fortive Corp.	107,846	9,047,201
Gardner Denver Holdings, Inc.*	7,220	200,788
Graco, Inc.	31,190	1,544,529
IDEX Corp.	13,587	2,061,691
Illinois Tool Works, Inc.	62,419	8,958,999
Ingersoll-Rand plc	25,004	2,699,182
Lincoln Electric Holdings, Inc.	11,617	974,318
Middleby Corp. (The)*	6,139	798,254
Nordson Corp.	10,196	1,351,174
Parker-Hannifin Corp.	4,629	794,429
Toro Co. (The)	19,438	1,338,112
WABCO Holdings, Inc.*	9,823	1,294,966
Wabtec Corp.	42,448	3,129,267
Welbilt, Inc.(x)*	23,022	377,100
Xylem, Inc.	18,897	1,493,619

		74,923,921

Professional Services (0.4%)
CoStar Group, Inc.*	6,745	3,146,003
Equifax, Inc.	25,231	2,989,874
Robert Half International, Inc.	22,296	1,452,807
TransUnion	98,360	6,574,382
Verisk Analytics, Inc.	30,261	4,024,713

		18,187,779

Road & Rail (0.6%)
CSX Corp.	69,124	5,171,858
Genesee & Wyoming, Inc., Class A*	2,480	216,107
JB Hunt Transport Services, Inc.	16,426	1,663,790
Landstar System, Inc.	7,639	835,630
Old Dominion Freight Line, Inc.	12,421	1,793,468
Schneider National, Inc., Class B	1,861	39,174
Union Pacific Corp.	125,855	21,042,956

		30,762,983

Trading Companies & Distributors (0.2%)
Air Lease Corp.	1,493	51,285
Fastenal Co.	54,209	3,486,181
HD Supply Holdings, Inc.*	10,240	443,904
MSC Industrial Direct Co., Inc., Class A	3,565	294,861
United Rentals, Inc.*	14,876	1,699,583
Univar, Inc.*	3,771	83,565
Watsco, Inc.	4,956	709,749

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
WW Grainger, Inc.	8,572	$2,579,572

		9,348,700

Total Industrials		372,111,356

Information Technology (24.7%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	10,878	3,420,696
Cisco Systems, Inc.	263,279	14,214,433
F5 Networks, Inc.*	11,199	1,757,459
Motorola Solutions, Inc.	3,355	471,109
Ubiquiti Networks, Inc.(x)	3,000	449,130

		20,312,827

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	55,680	5,258,419
CDW Corp.	27,617	2,661,450
Cognex Corp.	31,180	1,585,815
Coherent, Inc.*	3,319	470,369
FLIR Systems, Inc.	2,645	125,849
IPG Photonics Corp.*	6,965	1,057,148
Littelfuse, Inc.	3,775	688,862
National Instruments Corp.	16,908	750,039
Zebra Technologies Corp., Class A*	9,949	2,084,614

		14,682,565

IT Services (7.9%)
Accenture plc, Class A	190,728	33,571,943
Akamai Technologies, Inc.*	27,984	2,006,733
Alliance Data Systems Corp.	8,944	1,565,021
Automatic Data Processing, Inc.	190,379	30,411,141
Black Knight, Inc.*	26,775	1,459,238
Booz Allen Hamilton Holding Corp.	24,915	1,448,558
Broadridge Financial Solutions, Inc.	21,836	2,264,175
Cognizant Technology Solutions Corp., Class A	98,155	7,111,330
CoreLogic, Inc.*	8,904	331,763
EPAM Systems, Inc.*	9,531	1,611,978
Euronet Worldwide, Inc.*	4,643	662,045
Fidelity National Information Services, Inc.	38,329	4,335,010
First Data Corp., Class A*	102,586	2,694,934
Fiserv, Inc.*	123,035	10,861,530
FleetCor Technologies, Inc.*	16,175	3,988,593
Gartner, Inc.*	76,862	11,658,428
Genpact Ltd.	9,507	334,456
Global Payments, Inc.	29,969	4,091,368
GoDaddy, Inc., Class A*	32,101	2,413,674
International Business Machines Corp.	125,113	17,653,444
Jack Henry & Associates, Inc.	14,515	2,013,811
Mastercard, Inc., Class A	263,951	62,147,263
Okta, Inc.*	16,661	1,378,365
Paychex, Inc.	60,566	4,857,393
PayPal Holdings, Inc.*	361,561	37,544,494
Sabre Corp.	41,935	896,990
Square, Inc., Class A*	55,179	4,134,011
Switch, Inc., Class A(x)	5,233	53,952
Total System Services, Inc.	33,952	3,225,780
Twilio, Inc., Class A*	16,590	2,143,096
VeriSign, Inc.*	19,499	3,540,238
Visa, Inc., Class A	709,685	110,845,700
Western Union Co. (The)	23,285	430,074
WEX, Inc.*	7,777	1,493,106
Worldpay, Inc.*	75,167	8,531,455

		383,711,090

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.*	176,689	4,509,103
Analog Devices, Inc.	10,934	1,151,022
Applied Materials, Inc.	180,648	7,164,500
ASML Holding NV (Registered) (NYRS)	20,600	3,873,830
Broadcom, Inc.	46,015	13,837,171
Cypress Semiconductor Corp.	46,468	693,303
KLA-Tencor Corp.	30,955	3,696,337
Lam Research Corp.	28,881	5,169,988
Marvell Technology Group Ltd.	27,463	546,239
Maxim Integrated Products, Inc.	51,561	2,741,498
Microchip Technology, Inc.(x)	44,163	3,663,762
Micron Technology, Inc.*	165,899	6,856,606
MKS Instruments, Inc.	10,069	936,920
Monolithic Power Systems, Inc.	7,832	1,061,158
NVIDIA Corp.	203,868	36,606,538
NXP Semiconductors NV	3,179	280,992
ON Semiconductor Corp.*	78,623	1,617,275
QUALCOMM, Inc.	192,535	10,980,271
Skyworks Solutions, Inc.	23,252	1,917,825
Teradyne, Inc.	4,910	195,614
Texas Instruments, Inc.	181,994	19,304,104
Universal Display Corp.(x)	8,164	1,247,867
Versum Materials, Inc.	20,300	1,021,293
Xilinx, Inc.	48,055	6,092,893

		135,166,109

Software (9.6%)
2U, Inc.(x)*	10,167	720,332
Adobe, Inc.*	148,605	39,601,746
ANSYS, Inc.*	15,714	2,871,105
Aspen Technology, Inc.*	12,706	1,324,728
Atlassian Corp. plc, Class A*	19,171	2,154,629
Autodesk, Inc.*	174,073	27,124,055
Cadence Design Systems, Inc.*	52,670	3,345,072
CDK Global, Inc.	23,558	1,385,682
Ceridian HCM Holding, Inc.*	7,030	360,639
Citrix Systems, Inc.	25,520	2,543,323
DocuSign, Inc.*	14,905	772,675
Elastic NV*	1,415	113,016
Fair Isaac Corp.*	5,408	1,468,975
FireEye, Inc.(x)*	25,321	425,140
Fortinet, Inc.*	26,583	2,232,175
Guidewire Software, Inc.*	15,151	1,472,071
Intuit, Inc.	74,990	19,603,136
LogMeIn, Inc.	6,277	502,788
Manhattan Associates, Inc.*	12,025	662,698
Microsoft Corp.	1,897,735	223,818,866
Nutanix, Inc., Class A(x)*	26,392	996,034
Oracle Corp.	618,119	33,199,171
Palo Alto Networks, Inc.*	17,165	4,169,035
Paycom Software, Inc.*	9,082	1,717,679
Pegasystems, Inc.	6,723	436,995
Pluralsight, Inc., Class A*	8,449	268,171
Proofpoint, Inc.*	9,649	1,171,678
PTC, Inc.*	22,022	2,029,988
RealPage, Inc.*	13,360	810,818
Red Hat, Inc.*	60,655	11,081,668
RingCentral, Inc., Class A*	12,865	1,386,847
salesforce.com, Inc.*	176,565	27,962,599
ServiceNow, Inc.*	45,436	11,199,520
SolarWinds Corp.*	4,857	94,809
Splunk, Inc.*	55,934	6,969,376
SS&C Technologies Holdings, Inc.	38,074	2,424,933
Symantec Corp.	273,829	6,295,329
Synopsys, Inc.*	2,541	292,596
Tableau Software, Inc., Class A*	13,457	1,712,807
Teradata Corp.*	15,862	692,376
Tyler Technologies, Inc.*	7,198	1,471,271
Ultimate Software Group, Inc. (The)*	5,729	1,891,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
VMware, Inc., Class A	41,071	$7,413,726
Workday, Inc., Class A*	52,698	10,162,809
Zendesk, Inc.*	19,830	1,685,550

		470,039,951

Technology Hardware, Storage & Peripherals (3.7%)
Apple, Inc.	918,117	174,396,324
Dell Technologies, Inc., Class C*	1,931	113,331
NCR Corp.*	18,075	493,267
NetApp, Inc.	47,942	3,324,298
Pure Storage, Inc., Class A*	31,584	688,215

		179,015,435

Total Information Technology		1,202,927,977

Materials (1.2%)
Chemicals (0.9%)
Axalta Coating Systems Ltd.*	15,806	398,469
Celanese Corp.	15,467	1,525,201
Chemours Co. (The)	32,284	1,199,673
DowDuPont, Inc.	53,900	2,873,409
Ecolab, Inc.	21,743	3,838,509
Element Solutions, Inc.*	22,789	230,169
FMC Corp.	10,495	806,226
International Flavors & Fragrances, Inc.	9,039	1,164,133
Linde plc	61,519	10,823,038
LyondellBasell Industries NV, Class A	27,788	2,336,415
NewMarket Corp.	1,372	594,844
PPG Industries, Inc.	2,940	331,838
RPM International, Inc.	4,845	281,204
Scotts Miracle-Gro Co. (The)	4,050	318,249
Sherwin-Williams Co. (The)	34,086	14,681,181
Westlake Chemical Corp.	6,212	421,546
WR Grace & Co.	9,315	726,943

		42,551,047

Construction Materials (0.1%)
Eagle Materials, Inc.	7,166	604,094
Martin Marietta Materials, Inc.	10,867	2,186,223
Vulcan Materials Co.	23,309	2,759,785

		5,550,102

Containers & Packaging (0.2%)
Avery Dennison Corp.	16,292	1,840,996
Berry Global Group, Inc.*	12,440	670,143
Crown Holdings, Inc.*	24,373	1,330,035
Graphic Packaging Holding Co.	11,167	141,039
International Paper Co.	8,615	398,616
Packaging Corp. of America	17,628	1,751,871
Sealed Air Corp.	16,831	775,236
Silgan Holdings, Inc.	5,718	169,424

		7,077,360

Metals & Mining (0.0%)
Royal Gold, Inc.	4,951	450,194
Southern Copper Corp.	15,297	606,985
Steel Dynamics, Inc.	6,978	246,114

		1,303,293

Total Materials		56,481,802

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	1,601	228,239
American Tower Corp. (REIT)	83,168	16,389,086
Colony Capital, Inc. (REIT)	8,555	45,513
CoreSite Realty Corp. (REIT)	6,672	714,037
Crown Castle International Corp. (REIT)	76,766	9,826,048
Equinix, Inc. (REIT)	15,696	7,112,799
Equity LifeStyle Properties, Inc. (REIT)	16,123	1,842,859
Extra Space Storage, Inc. (REIT)	19,950	2,033,105
Gaming and Leisure Properties, Inc. (REIT)	13,223	510,011
Hudson Pacific Properties, Inc. (REIT)	3,590	123,568
Lamar Advertising Co. (REIT), Class A	14,731	1,167,579
Life Storage, Inc. (REIT)	571	55,541
Omega Healthcare Investors, Inc. (REIT)	3,186	121,546
Public Storage (REIT)	28,009	6,099,800
SBA Communications Corp. (REIT)*	21,140	4,220,812
Simon Property Group, Inc. (REIT)	53,400	9,730,014
Taubman Centers, Inc. (REIT)	11,083	586,069

		60,806,626

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	28,787	1,423,517
Howard Hughes Corp. (The)*	3,177	349,470

		1,772,987

Total Real Estate		62,579,613

Utilities (0.1%)
Electric Utilities (0.0%)
NextEra Energy, Inc.	16,000	3,093,120

Multi-Utilities (0.1%)
Sempra Energy	32,794	4,127,453

Total Utilities		7,220,573

Total Common Stocks (81.6%) (Cost $1,852,259,185)		3,969,373,672

EXCHANGE TRADED FUNDS (ETF):
Equity (9.4%)
iShares Core S&P 500 ETF	5,579	1,587,560
iShares Morningstar Large-Cap ETF(x)	10,023	1,603,780
iShares Morningstar Large-Cap Growth ETF‡	492,665	90,073,942
iShares Morningstar Large-Cap Value ETF	47,868	5,045,723
iShares Russell 1000 ETF(x)	3,225	507,325
iShares Russell 1000 Growth ETF(x)	985,473	149,161,193
iShares Russell 1000 Value ETF(x)	50,190	6,197,963
iShares S&P 100 ETF(x)	2,587	324,100
iShares S&P 500 Growth ETF(x)	541,450	93,324,322
iShares S&P 500 Value ETF(x)	54,604	6,156,055
Vanguard Growth ETF(x)	637,822	99,768,117
Vanguard Large-Cap ETF(x)	600	77,880
Vanguard Value ETF(x)	49,500	5,327,685

Total Exchange Traded Funds (9.4%) (Cost $180,976,508)		459,155,645

SHORT-TERM INVESTMENTS:
Investment Company (3.7%)
JPMorgan Prime Money Market Fund, IM Shares	180,578,629	180,632,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	$1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,043,614, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,064,261.(xx)	1,043,393	1,043,393
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $2,040,428.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.60%, dated 3/29/19, due 4/5/19, repurchase price $7,003,539, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.875%-7.125%, maturing 10/31/19-8/15/48; total market value $7,580,748.(xx)	7,000,000	7,000,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $2,040,000.(xx)	2,000,000	2,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $9,004,235, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.875%, maturing 6/20/19-8/15/47; total market value $9,180,006.(xx)	9,000,000	9,000,000

Total Repurchase Agreements		22,043,393

Total Short-Term Investments (4.2%) (Cost $202,631,728)		202,676,196

Total Investments in Securities (95.2%) (Cost $2,235,867,421)		4,631,205,513
Other Assets Less Liabilities (4.8%)		234,113,157

Net Assets (100%)		$4,865,318,670

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $111,967,659. This was collateralized by $93,846,559 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $22,043,393 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Large-Cap Growth ETF	492,665	82,334,933	—	(4,647,528)	1,235,760	11,150,777	90,073,942	127,618	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	566	6/2019	USD	83,773,660	3,199,749
S&P 500 E-Mini Index	2,375	6/2019	USD	336,988,750	8,091,566

					11,291,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$515,639,988	$10,416,181	$—	$526,056,169
Consumer Discretionary	742,984,705	6,773,071	—	749,757,776
Consumer Staples	260,326,197	12,805,853	—	273,132,050
Energy	27,332,399	—	—	27,332,399
Financials	182,662,029	—	—	182,662,029
Health Care	509,111,928	—	—	509,111,928
Industrials	372,111,356	—	—	372,111,356
Information Technology	1,202,927,977	—	—	1,202,927,977
Materials	56,481,802	—	—	56,481,802
Real Estate	62,579,613	—	—	62,579,613
Utilities	7,220,573	—	—	7,220,573
Exchange Traded Funds	459,155,645	—	—	459,155,645
Futures	11,291,315	—	—	11,291,315
Short-Term Investments
Investment Company	180,632,803	—	—	180,632,803
Repurchase Agreements	—	22,043,393	—	22,043,393

Total Assets	$4,590,458,330	$52,038,498	$—	$4,642,496,828

Total Liabilities	$—	$—	$—	$—

Total	$4,590,458,330	$52,038,498	$—	$4,642,496,828

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,431,575,415
Aggregate gross unrealized depreciation	(40,998,431)

Net unrealized appreciation	$2,390,576,984

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,251,919,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.3%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	1,476,610	$46,306,489
CenturyLink, Inc.	178,938	2,145,467
Verizon Communications, Inc.	1,175,252	69,492,651

		117,944,607

Entertainment (0.5%)
Cinemark Holdings, Inc.	20,000	799,800
Liberty Media Corp.-Liberty Formula One, Class A*	4,600	156,584
Liberty Media Corp.-Liberty Formula One, Class C*	36,900	1,293,345
Lions Gate Entertainment Corp., Class A(x)	8,500	132,940
Lions Gate Entertainment Corp., Class B	17,000	256,700
Madison Square Garden Co. (The), Class A*	3,100	908,703
Take-Two Interactive Software, Inc.*	8,500	802,145
Viacom, Inc., Class A(x)	1,800	58,410
Viacom, Inc., Class B	132,886	3,730,110
Walt Disney Co. (The)	127,655	14,173,567
Zynga, Inc., Class A*	142,989	762,132

		23,074,436

Interactive Media & Services (0.3%)
Alphabet, Inc., Class C*	5,603	6,574,056
Facebook, Inc., Class A*	23,621	3,937,384
TripAdvisor, Inc.*	31,173	1,603,851
Zillow Group, Inc., Class A*	2,900	99,180
Zillow Group, Inc., Class C(x)*	6,200	215,388

		12,429,859

Media (2.5%)
Charter Communications, Inc., Class A*	17,613	6,110,126
Comcast Corp., Class A	1,697,681	67,873,286
Discovery, Inc., Class A(x)*	28,700	775,474
Discovery, Inc., Class C*	64,537	1,640,530
DISH Network Corp., Class A*	157,690	4,997,196
Fox Corp., Class A*	100,242	3,679,884
Fox Corp., Class B*	31,199	1,119,420
GCI Liberty, Inc., Class A*	18,800	1,045,468
Interpublic Group of Cos., Inc. (The)	267,919	5,628,978
John Wiley & Sons, Inc., Class A	8,212	363,135
Liberty Broadband Corp., Class A*	4,814	441,155
Liberty Broadband Corp., Class C*	19,428	1,782,325
Liberty Media Corp.-Liberty SiriusXM, Class A*	15,756	601,564
Liberty Media Corp.-Liberty SiriusXM, Class C*	30,812	1,178,251
News Corp., Class A	71,432	888,614
News Corp., Class B	22,600	282,274
Omnicom Group, Inc.	114,007	8,321,371
Tribune Media Co., Class A	16,300	752,082

		107,481,133

Wireless Telecommunication Services (0.3%)
Sprint Corp.(x)*	122,381	691,453
Telephone & Data Systems, Inc.	162,613	4,997,097
T-Mobile US, Inc.*	120,258	8,309,828
United States Cellular Corp.*	5,623	258,152

		14,256,530

Total Communication Services		275,186,565

Consumer Discretionary (4.6%)
Auto Components (0.5%)
Adient plc	17,444	226,074
Aptiv plc	52,899	4,204,942
BorgWarner, Inc.	39,100	1,501,831
Garrett Motion, Inc.*	5,200	76,596
Gentex Corp.	15,702	324,717
Goodyear Tire & Rubber Co. (The)	43,500	789,525
Lear Corp.	60,271	8,179,377
Magna International, Inc.	130,723	6,364,903
Visteon Corp.*	2,000	134,700

		21,802,665

Automobiles (0.4%)
Ford Motor Co.	730,820	6,416,599
General Motors Co.	245,246	9,098,627
Harley-Davidson, Inc.	44,323	1,580,558
Thor Industries, Inc.	1,600	99,792

		17,195,576

Distributors (0.1%)
Genuine Parts Co.	26,762	2,998,147
LKQ Corp.*	49,300	1,399,134

		4,397,281

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	1,700	216,087
Graham Holdings Co., Class B	826	564,307
H&R Block, Inc.	31,400	751,716
Service Corp. International	17,200	690,580

		2,222,690

Hotels, Restaurants & Leisure (1.2%)
Aramark	45,630	1,348,367
Caesars Entertainment Corp.(x)*	106,500	925,485
Carnival Corp.	115,502	5,858,261
Darden Restaurants, Inc.	11,500	1,396,905
Extended Stay America, Inc.	14,100	253,095
Hyatt Hotels Corp., Class A	7,392	536,437
International Game Technology plc(x)	17,300	224,727
Las Vegas Sands Corp.	26,000	1,584,960
McDonald’s Corp.	117,300	22,275,270
MGM Resorts International	85,362	2,190,389
Norwegian Cruise Line Holdings Ltd.*	40,982	2,252,371
Royal Caribbean Cruises Ltd.	31,186	3,574,539
Starbucks Corp.	51,575	3,834,086
Yum China Holdings, Inc.	62,300	2,797,893
Yum! Brands, Inc.	47,353	4,726,303

		53,779,088

Household Durables (0.3%)
DR Horton, Inc.	26,265	1,086,846
Garmin Ltd.	21,312	1,840,291
Leggett & Platt, Inc.	24,500	1,034,390
Lennar Corp., Class A	24,358	1,195,734
Lennar Corp., Class B	1,312	51,326
Mohawk Industries, Inc.*	11,687	1,474,315
Newell Brands, Inc.	81,100	1,244,074
PulteGroup, Inc.	78,875	2,205,345
Toll Brothers, Inc.	12,360	447,432
Whirlpool Corp.	11,672	1,551,092

		12,130,845

Internet & Direct Marketing Retail (0.3%)
Amazon.com, Inc.*	3,141	5,593,335
eBay, Inc.	126,200	4,687,068
Expedia Group, Inc.	18,912	2,250,528
Qurate Retail, Inc., Class A*	77,611	1,240,224

		13,771,155

Leisure Products (0.0%)
Brunswick Corp.	14,600	734,818
Hasbro, Inc.	4,700	399,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mattel, Inc.(x)*	50,100	$651,300

		1,785,712

Multiline Retail (0.7%)
Dollar Tree, Inc.*	86,640	9,100,666
Kohl’s Corp.	98,417	6,768,137
Macy’s, Inc.	200,235	4,811,647
Target Corp.	98,661	7,918,532

		28,598,982

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	33,029	5,632,435
AutoNation, Inc.*	10,200	364,344
AutoZone, Inc.*	600	614,472
Best Buy Co., Inc.	32,161	2,285,361
CarMax, Inc.(x)*	12,500	872,500
Dick’s Sporting Goods, Inc.	13,300	489,573
Foot Locker, Inc.	33,764	2,046,098
Gap, Inc. (The)	78,642	2,058,848
L Brands, Inc.	34,700	957,026
Lowe’s Cos., Inc.	26,630	2,915,186
Michaels Cos., Inc. (The)*	59,741	682,242
O’Reilly Automotive, Inc.*	9,273	3,600,706
Penske Automotive Group, Inc.(x)	6,600	294,690
Ross Stores, Inc.	9,665	899,811
Signet Jewelers Ltd.	52,555	1,427,394
Tiffany & Co.	18,800	1,984,340
TJX Cos., Inc. (The)	72,417	3,853,309
Tractor Supply Co.	51,116	4,997,100
Williams-Sonoma, Inc.(x)	11,500	647,105

		36,622,540

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	35,204	1,610,583
Columbia Sportswear Co.	4,900	510,482
Hanesbrands, Inc.	49,156	878,909
PVH Corp.	14,082	1,717,300
Ralph Lauren Corp.	9,800	1,270,864
Skechers U.S.A., Inc., Class A*	40,723	1,368,700
Tapestry, Inc.	43,200	1,403,568
Under Armour, Inc., Class A(x)*	8,300	175,462
Under Armour, Inc., Class C*	8,500	160,395
VF Corp.	13,900	1,208,049

		10,304,312

Total Consumer Discretionary		202,610,846

Consumer Staples (6.9%)
Beverages (1.0%)
Coca-Cola Co. (The)	160,500	7,521,030
Diageo plc	143,745	5,874,984
Molson Coors Brewing Co., Class B	237,946	14,193,479
PepsiCo, Inc.	144,849	17,751,245

		45,340,738

Food & Staples Retailing (1.4%)
Casey’s General Stores, Inc.	6,800	875,636
Kroger Co. (The)	452,768	11,138,093
US Foods Holding Corp.*	76,135	2,657,873
Walgreens Boots Alliance, Inc.	288,153	18,231,440
Walmart, Inc.	277,757	27,089,640

		59,992,682

Food Products (1.9%)
Archer-Daniels-Midland Co.	158,782	6,848,268
Bunge Ltd.	26,314	1,396,484
Campbell Soup Co.(x)	10,200	388,926
Conagra Brands, Inc.	246,895	6,848,867
Danone SA	26,199	2,018,712
Flowers Foods, Inc.	33,500	714,220
General Mills, Inc.	187,210	9,688,117
Hain Celestial Group, Inc. (The)(x)*	17,100	395,352
Hershey Co. (The)	2,400	275,592
Hormel Foods Corp.(x)	50,800	2,273,808
Ingredion, Inc.	12,356	1,169,990
JM Smucker Co. (The)	56,458	6,577,357
Kellogg Co.	148,420	8,516,340
Kraft Heinz Co. (The)	112,800	3,682,920
Lamb Weston Holdings, Inc.	27,406	2,053,806
McCormick & Co., Inc. (Non-Voting)	21,700	3,268,671
Mondelez International, Inc., Class A	267,302	13,343,716
Nestle SA (Registered)	76,354	7,276,921
Pilgrim’s Pride Corp.*	9,800	218,442
Post Holdings, Inc.*	5,100	557,940
Seaboard Corp.	100	428,470
TreeHouse Foods, Inc.*	10,200	658,410
Tyson Foods, Inc., Class A	54,456	3,780,880

		82,382,209

Household Products (1.6%)
Church & Dwight Co., Inc.	6,900	491,487
Clorox Co. (The)	3,177	509,781
Colgate-Palmolive Co.	143,136	9,810,542
Energizer Holdings, Inc.	5,000	224,650
Kimberly-Clark Corp.	20,466	2,535,737
Procter & Gamble Co. (The)#	505,019	52,547,227
Reckitt Benckiser Group plc	25,889	2,151,955
Spectrum Brands Holdings, Inc.(x)	4,100	224,598

		68,495,977

Personal Products (0.0%)
Coty, Inc., Class A(x)	89,205	1,025,858
Herbalife Nutrition Ltd.*	16,604	879,846
Nu Skin Enterprises, Inc., Class A	7,100	339,806

		2,245,510

Tobacco (1.0%)
Altria Group, Inc.	45,520	2,614,213
British American Tobacco plc (ADR)	75,100	3,133,172
Philip Morris International, Inc.	452,171	39,967,395

		45,714,780

Total Consumer Staples		304,171,896

Energy (7.4%)
Energy Equipment & Services (0.6%)
Apergy Corp.*	14,419	592,044
Baker Hughes a GE Co.	96,091	2,663,643
Dril-Quip, Inc.*	11,028	505,634
Helmerich & Payne, Inc.	19,783	1,099,143
Nabors Industries Ltd.(x)	64,625	222,310
National Oilwell Varco, Inc.	71,405	1,902,229
Patterson-UTI Energy, Inc.	40,049	561,487
RPC, Inc.(x)	173,388	1,978,357
Schlumberger Ltd.	380,485	16,577,731
Transocean Ltd.*	96,500	840,515
Weatherford International plc(x)*	186,200	129,968

		27,073,061

Oil, Gas & Consumable Fuels (6.8%)
Anadarko Petroleum Corp.	62,606	2,847,321
Antero Resources Corp.*	21,000	185,430
Apache Corp.	66,976	2,321,388
BP plc (ADR)(x)	291,890	12,761,431
Cabot Oil & Gas Corp.	95,238	2,485,712
Centennial Resource Development, Inc., Class A(x)*	34,200	300,618
Cheniere Energy, Inc.*	13,200	902,352
Chesapeake Energy Corp.(x)*	170,183	527,567
Chevron Corp.	387,692	47,755,901
Cimarex Energy Co.	27,906	1,950,629
CNX Resources Corp.*	36,430	392,351
Concho Resources, Inc.	31,684	3,515,657
ConocoPhillips	351,848	23,482,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Continental Resources, Inc.*	8,400	$376,068
Devon Energy Corp.	140,100	4,421,556
Diamondback Energy, Inc.	24,536	2,491,140
EOG Resources, Inc.	183,996	17,512,739
EQT Corp.	47,402	983,117
Equitrans Midstream Corp.	39,621	862,945
Extraction Oil & Gas, Inc.(x)*	20,659	87,388
Exxon Mobil Corp.#	838,375	67,740,700
Hess Corp.	111,916	6,740,701
HollyFrontier Corp.	76,610	3,774,575
Kinder Morgan, Inc.	364,518	7,294,005
Kosmos Energy Ltd.	38,400	239,232
Marathon Oil Corp.	306,942	5,129,001
Marathon Petroleum Corp.	260,689	15,602,237
Murphy Oil Corp.	30,622	897,225
Noble Energy, Inc.	89,794	2,220,606
Occidental Petroleum Corp.	174,714	11,566,067
ONEOK, Inc.	44,900	3,135,816
Parsley Energy, Inc., Class A*	15,100	291,430
PBF Energy, Inc., Class A	22,218	691,869
Phillips 66	77,019	7,329,898
Pioneer Natural Resources Co.	20,823	3,170,926
QEP Resources, Inc.*	44,103	343,562
Range Resources Corp.	39,437	443,272
SM Energy Co.	20,700	362,043
Suncor Energy, Inc.	170,980	5,544,881
Targa Resources Corp.	42,200	1,753,410
Valero Energy Corp.	120,908	10,256,626
Whiting Petroleum Corp.*	16,687	436,198
Williams Cos., Inc. (The)	541,791	15,560,238
WPX Energy, Inc.*	74,203	972,801

		297,660,964

Total Energy		324,734,025

Financials (18.4%)
Banks (9.1%)
Associated Banc-Corp.	30,684	655,103
Bank of America Corp.	2,037,327	56,209,852
Bank of Hawaii Corp.	7,728	609,507
Bank OZK	22,628	655,760
BankUnited, Inc.	18,108	604,807
BB&T Corp.	249,013	11,586,575
BOK Financial Corp.	4,944	403,183
CIT Group, Inc.	18,808	902,220
Citigroup, Inc.	819,324	50,978,339
Citizens Financial Group, Inc.	87,562	2,845,765
Comerica, Inc.	60,473	4,433,880
Commerce Bancshares, Inc.	18,645	1,082,529
Cullen/Frost Bankers, Inc.	10,567	1,025,739
East West Bancorp, Inc.	24,929	1,195,844
Fifth Third Bancorp	120,924	3,049,703
First Citizens BancShares, Inc., Class A	1,500	610,800
First Hawaiian, Inc.	24,588	640,517
First Horizon National Corp.	58,892	823,310
First Republic Bank	30,613	3,075,382
FNB Corp.	60,300	639,180
Huntington Bancshares, Inc.	194,701	2,468,809
JPMorgan Chase & Co.	1,047,078	105,995,706
KeyCorp	189,834	2,989,886
M&T Bank Corp.	25,871	4,062,264
PacWest Bancorp	22,900	861,269
People’s United Financial, Inc.	69,248	1,138,437
Pinnacle Financial Partners, Inc.	7,900	432,130
PNC Financial Services Group, Inc. (The)	131,586	16,140,339
Popular, Inc.	18,440	961,277
Prosperity Bancshares, Inc.	12,400	856,344
Regions Financial Corp.	568,762	8,047,982
Signature Bank	3,617	463,229
Sterling Bancorp	39,900	743,337
SunTrust Banks, Inc.	84,057	4,980,377
SVB Financial Group*	2,350	522,546
Synovus Financial Corp.	21,020	722,247
TCF Financial Corp.	29,936	619,376
Texas Capital Bancshares, Inc.*	3,400	185,606
Umpqua Holdings Corp.	40,900	674,850
US Bancorp	464,376	22,378,280
Webster Financial Corp.	17,100	866,457
Wells Fargo & Co.	1,573,167	76,015,430
Western Alliance Bancorp*	7,200	295,488
Wintrust Financial Corp.	10,400	700,232
Zions Bancorp NA	71,493	3,246,497

		398,396,390

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	9,800	1,049,678
Ameriprise Financial, Inc.	21,363	2,736,600
Bank of New York Mellon Corp. (The)	251,349	12,675,530
BGC Partners, Inc., Class A	51,000	270,810
BlackRock, Inc.	32,601	13,932,689
Cboe Global Markets, Inc.	1,500	143,160
CME Group, Inc.	58,508	9,629,247
E*TRADE Financial Corp.	113,997	5,292,881
Franklin Resources, Inc.	56,200	1,862,468
Goldman Sachs Group, Inc. (The)	115,707	22,214,587
Interactive Brokers Group, Inc., Class A	1,194	61,945
Intercontinental Exchange, Inc.	50,815	3,869,054
Invesco Ltd.	75,807	1,463,833
Lazard Ltd., Class A	1,800	65,052
Legg Mason, Inc.	15,815	432,857
Moody’s Corp.	18,306	3,315,034
Morgan Stanley	366,625	15,471,575
Nasdaq, Inc.	75,918	6,642,066
Northern Trust Corp.	27,154	2,454,993
Raymond James Financial, Inc.	16,730	1,345,259
State Street Corp.	160,077	10,534,667
T. Rowe Price Group, Inc.	33,067	3,310,668

		118,774,653

Consumer Finance (1.0%)
Ally Financial, Inc.	229,081	6,297,437
American Express Co.	71,337	7,797,134
Capital One Financial Corp.	165,469	13,517,163
Credit Acceptance Corp.*	200	90,386
Discover Financial Services	60,722	4,320,978
Navient Corp.	45,593	527,511
OneMain Holdings, Inc.	68,210	2,165,667
Santander Consumer USA Holdings, Inc.	18,795	397,138
SLM Corp.	144,452	1,431,519
Synchrony Financial	269,847	8,608,119

		45,153,052

Diversified Financial Services (1.5%)
AXA Equitable Holdings, Inc.	37,000	745,180
Berkshire Hathaway, Inc., Class B#*	317,221	63,726,527
Jefferies Financial Group, Inc.	51,405	965,900
Voya Financial, Inc.	26,161	1,307,003

		66,744,610

Insurance (3.9%)
Aflac, Inc.	139,580	6,979,000
Alleghany Corp.*	2,434	1,490,582
Allstate Corp. (The)	75,780	7,136,960
American Financial Group, Inc.	13,425	1,291,619
American International Group, Inc.	209,490	9,020,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
American National Insurance Co.	1,379	$166,611
Aon plc	56,019	9,562,443
Arch Capital Group Ltd.*	60,892	1,968,030
Arthur J Gallagher & Co.	33,700	2,631,970
Assurant, Inc.	9,669	917,685
Assured Guaranty Ltd.	109,477	4,864,063
Athene Holding Ltd., Class A*	29,624	1,208,659
Axis Capital Holdings Ltd.	13,694	750,157
Brighthouse Financial, Inc.*	81,184	2,946,167
Brown & Brown, Inc.	40,924	1,207,667
Chubb Ltd.	147,162	20,614,453
Cincinnati Financial Corp.	28,721	2,467,134
CNA Financial Corp.	5,222	226,374
Erie Indemnity Co., Class A	1,100	196,372
Everest Re Group Ltd.	17,178	3,709,761
Fidelity National Financial, Inc.	177,277	6,479,474
First American Financial Corp.	20,200	1,040,300
Hanover Insurance Group, Inc. (The)	7,901	902,057
Hartford Financial Services Group, Inc. (The)	168,133	8,359,573
Lincoln National Corp.	81,684	4,794,851
Loews Corp.	52,040	2,494,277
Markel Corp.*	2,349	2,340,168
Marsh & McLennan Cos., Inc.	50,600	4,751,340
Mercury General Corp.	5,041	252,403
MetLife, Inc.	371,134	15,799,174
Old Republic International Corp.	52,891	1,106,480
Principal Financial Group, Inc.	51,597	2,589,654
Prudential Financial, Inc.	77,280	7,100,486
Reinsurance Group of America, Inc.	20,935	2,972,351
RenaissanceRe Holdings Ltd.	6,836	980,966
Torchmark Corp.	19,321	1,583,356
Travelers Cos., Inc. (The)	104,371	14,315,526
Unum Group	37,953	1,283,950
White Mountains Insurance Group Ltd.	596	551,586
Willis Towers Watson plc	49,612	8,714,348
WR Berkley Corp.	17,754	1,504,119

		169,272,786

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	100,148	1,802,664
Annaly Capital Management, Inc. (REIT)	258,780	2,585,212
Chimera Investment Corp. (REIT)	34,756	651,328
MFA Financial, Inc. (REIT)	83,557	607,459
New Residential Investment Corp. (REIT)(x)	75,200	1,271,632
Starwood Property Trust, Inc. (REIT)	50,136	1,120,540
Two Harbors Investment Corp. (REIT)	45,880	620,756

		8,659,591

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	85,938	994,303
TFS Financial Corp.(x)	9,196	151,458

		1,145,761

Total Financials		808,146,843

Health Care (13.5%)
Biotechnology (0.9%)
AbbVie, Inc.	78,559	6,331,070
Agios Pharmaceuticals, Inc.(x)*	600	40,464
Alexion Pharmaceuticals, Inc.*	6,800	919,224
Alnylam Pharmaceuticals, Inc.*	2,000	186,900
Amgen, Inc.	28,610	5,435,328
Biogen, Inc.*	22,977	5,431,303
Bluebird Bio, Inc.(x)*	3,200	503,456
Gilead Sciences, Inc.	267,867	17,414,033
Moderna, Inc.(x)*	400	8,140
United Therapeutics Corp.*	8,000	938,960

		37,208,878

Health Care Equipment & Supplies (3.7%)
Abbott Laboratories	394,561	31,541,206
Baxter International, Inc.	159,232	12,947,154
Becton Dickinson and Co.	45,100	11,262,823
Boston Scientific Corp.*	59,600	2,287,448
Cooper Cos., Inc. (The)	7,664	2,269,847
Danaher Corp.	176,354	23,282,255
Dentsply Sirona, Inc.	40,887	2,027,586
Hill-Rom Holdings, Inc.	4,365	462,079
Hologic, Inc.*	49,700	2,405,480
Integra LifeSciences Holdings Corp.*	3,000	167,160
Koninklijke Philips NV (NYRS)	199,158	8,137,596
Medtronic plc	464,345	42,292,543
STERIS plc	15,700	2,010,071
Teleflex, Inc.	6,898	2,084,300
West Pharmaceutical Services, Inc.	10,500	1,157,100
Zimmer Biomet Holdings, Inc.	147,475	18,832,557

		163,167,205

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc.(x)*	16,100	471,891
Anthem, Inc.	54,639	15,680,300
Cardinal Health, Inc.	55,742	2,683,977
Centene Corp.*	8,770	465,687
Cigna Corp.	117,377	18,876,569
Covetrus, Inc.(x)*	10,000	318,500
CVS Health Corp.	222,277	11,987,399
DaVita, Inc.*	11,600	629,764
HCA Healthcare, Inc.	34,458	4,492,634
Henry Schein, Inc.*	25,000	1,502,750
Humana, Inc.	1,334	354,844
Laboratory Corp. of America Holdings*	73,114	11,184,980
McKesson Corp.	55,118	6,452,113
MEDNAX, Inc.*	16,306	443,034
Molina Healthcare, Inc.*	18,033	2,559,965
Premier, Inc., Class A*	6,500	224,185
Quest Diagnostics, Inc.	25,399	2,283,878
UnitedHealth Group, Inc.	18,903	4,673,956
Universal Health Services, Inc., Class B	15,638	2,091,895
WellCare Health Plans, Inc.*	700	188,825

		87,567,146

Health Care Technology (0.0%)
Cerner Corp.*	32,000	1,830,720

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	59,620	4,792,256
Bio-Rad Laboratories, Inc., Class A*	3,983	1,217,524
Bruker Corp.	11,100	426,684
Charles River Laboratories International, Inc.*	2,500	363,125
IQVIA Holdings, Inc.*	32,466	4,670,234
PerkinElmer, Inc.	20,604	1,985,401
QIAGEN NV*	41,453	1,686,308
Thermo Fisher Scientific, Inc.	97,018	26,555,767
Waters Corp.*	1,000	251,710

		41,949,009

Pharmaceuticals (5.9%)
Allergan plc	63,437	9,287,811
Bristol-Myers Squibb Co.	143,300	6,836,843
Catalent, Inc.*	20,700	840,213
Elanco Animal Health, Inc.*	35,105	1,125,817
Eli Lilly & Co.	63,500	8,239,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Jazz Pharmaceuticals plc*	900	$128,655
Johnson & Johnson#	528,806	73,921,791
Merck & Co., Inc.	543,114	45,170,791
Mylan NV*	170,459	4,830,808
Novartis AG (Registered)	12,244	1,177,736
Novartis AG (ADR)	148,611	14,287,462
Novo Nordisk A/S (ADR)	51,371	2,687,217
Perrigo Co. plc	23,800	1,146,208
Pfizer, Inc.#	1,998,398	84,871,963
Roche Holding AG	6,950	1,914,871
Roche Holding AG (ADR)	61,307	2,108,348
Teva Pharmaceutical Industries Ltd. (ADR)*	128,343	2,012,418

		260,588,712

Total Health Care		592,311,670

Industrials (7.4%)
Aerospace & Defense (1.4%)
Arconic, Inc.	80,861	1,545,254
Boeing Co. (The)	16,409	6,258,721
Curtiss-Wright Corp.	7,600	861,384
General Dynamics Corp.	26,008	4,402,634
Hexcel Corp.	12,500	864,500
Huntington Ingalls Industries, Inc.	1,200	248,640
L3 Technologies, Inc.	14,668	3,027,035
Lockheed Martin Corp.	16,422	4,929,227
Northrop Grumman Corp.	26,441	7,128,494
Raytheon Co.	22,544	4,104,811
Teledyne Technologies, Inc.*	6,600	1,564,266
Textron, Inc.	37,907	1,920,369
United Technologies Corp.	192,284	24,783,485

		61,638,820

Air Freight & Logistics (0.1%)
United Parcel Service, Inc., Class B	22,308	2,492,696

Airlines (0.4%)
Alaska Air Group, Inc.	39,248	2,202,598
American Airlines Group, Inc.	77,300	2,455,048
Copa Holdings SA, Class A	5,800	467,538
Delta Air Lines, Inc.	89,600	4,627,840
JetBlue Airways Corp.*	242,394	3,965,566
Southwest Airlines Co.	27,400	1,422,334
United Continental Holdings, Inc.*	45,800	3,653,924

		18,794,848

Building Products (0.6%)
Allegion plc	3,100	281,201
Armstrong World Industries, Inc.	37,457	2,974,835
Fortune Brands Home & Security, Inc.	15,500	737,955
Johnson Controls International plc	379,816	14,030,403
Lennox International, Inc.	500	132,200
Masco Corp.	161,400	6,344,634
Owens Corning	20,237	953,567
Resideo Technologies, Inc.*	8,633	166,531
USG Corp.	15,200	658,160

		26,279,486

Commercial Services & Supplies (0.1%)
ADT, Inc.(x)	19,863	126,925
Clean Harbors, Inc.*	9,600	686,688
KAR Auction Services, Inc.	1,600	82,096
Republic Services, Inc.	38,065	3,059,665
Stericycle, Inc.*	15,500	843,510
Waste Management, Inc.	12,161	1,263,649

		6,062,533

Construction & Engineering (0.1%)
AECOM*	29,064	862,329
Arcosa, Inc.	9,066	276,966
Fluor Corp.	26,205	964,344
Jacobs Engineering Group, Inc.	23,485	1,765,837
Quanta Services, Inc.	19,355	730,458
Valmont Industries, Inc.	4,100	533,410

		5,133,344

Electrical Equipment (0.7%)
ABB Ltd. (ADR)	341,898	6,451,615
Acuity Brands, Inc.	7,500	900,075
AMETEK, Inc.	34,500	2,862,465
Eaton Corp. plc	144,872	11,670,888
Emerson Electric Co.	33,235	2,275,601
GrafTech International Ltd.(x)	10,900	139,411
Hubbell, Inc.	35,047	4,134,845
nVent Electric plc	29,993	809,211
Regal Beloit Corp.	8,093	662,574
Sensata Technologies Holding plc*	13,700	616,774

		30,523,459

Industrial Conglomerates (1.1%)
3M Co.	41,143	8,548,693
Carlisle Cos., Inc.	10,978	1,346,122
General Electric Co.#	1,779,702	17,779,223
Honeywell International, Inc.	107,306	17,053,069
Roper Technologies, Inc.	15,500	5,300,535

		50,027,642

Machinery (1.4%)
AGCO Corp.	12,251	852,057
Allison Transmission Holdings, Inc.	99,439	4,466,800
Caterpillar, Inc.	8,661	1,173,479
Colfax Corp.*	15,800	468,944
Crane Co.	9,374	793,228
Cummins, Inc.	17,800	2,810,086
Donaldson Co., Inc.	1,554	77,793
Dover Corp.	79,921	7,496,590
Flowserve Corp.	24,400	1,101,416
Fortive Corp.	4,534	380,357
Gardner Denver Holdings, Inc.*	15,800	439,398
Gates Industrial Corp. plc*	8,292	118,907
IDEX Corp.	855	129,738
Illinois Tool Works, Inc.	43,144	6,192,458
Ingersoll-Rand plc	59,581	6,431,769
ITT, Inc.	16,300	945,400
Middleby Corp. (The)*	4,200	546,126
Nordson Corp.	700	92,764
Oshkosh Corp.	12,999	976,615
PACCAR, Inc.	63,276	4,311,627
Parker-Hannifin Corp.	19,838	3,404,598
Pentair plc	61,886	2,754,546
Snap-on, Inc.	10,300	1,612,156
Stanley Black & Decker, Inc.	62,688	8,536,225
Terex Corp.	12,303	395,295
Timken Co. (The)	12,739	555,675
Trinity Industries, Inc.	27,198	591,012
Wabtec Corp.#	19,379	1,428,649
Xylem, Inc.	14,817	1,171,136

		60,254,844

Marine (0.0%)
Kirby Corp.*	11,000	826,210

Professional Services (0.3%)
Equifax, Inc.	45,894	5,438,439
IHS Markit Ltd.*	72,400	3,937,112
ManpowerGroup, Inc.	11,508	951,596
Nielsen Holdings plc	66,649	1,577,582

		11,904,729

Road & Rail (1.0%)
AMERCO	1,303	484,078
Canadian National Railway Co.	26,902	2,407,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CSX Corp.	96,524	$7,221,926
Genesee & Wyoming, Inc., Class A*	8,539	744,088
Kansas City Southern	18,800	2,180,424
Knight-Swift Transportation Holdings, Inc.	23,500	767,980
Norfolk Southern Corp.	76,856	14,363,618
Ryder System, Inc.	9,658	598,699
Schneider National, Inc., Class B	7,400	155,770
Union Pacific Corp.	75,356	12,599,523

		41,523,297

Trading Companies & Distributors (0.2%)
Air Lease Corp.	16,749	575,328
HD Supply Holdings, Inc.*	45,264	1,962,194
MSC Industrial Direct Co., Inc., Class A	4,500	372,195
Univar, Inc.*	18,700	414,392
Watsco, Inc.	1,200	171,852
WESCO International, Inc.*	8,764	464,580
WW Grainger, Inc.	7,692	2,314,754

		6,275,295

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	14,800	610,056

Total Industrials		322,347,259

Information Technology (9.5%)
Communications Equipment (1.9%)
ARRIS International plc*	30,500	964,105
Cisco Systems, Inc.	1,226,778	66,233,744
CommScope Holding Co., Inc.*	35,500	771,415
EchoStar Corp., Class A*	8,883	323,785
Finisar Corp.*	41,192	954,419
Juniper Networks, Inc.	253,737	6,716,419
Motorola Solutions, Inc.	26,900	3,777,298
Nokia OYJ (ADR)(x)	769,475	4,401,397

		84,142,582

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	15,808	1,218,164
Avnet, Inc.	72,377	3,138,990
Coherent, Inc.*	1,300	184,236
Corning, Inc.	147,466	4,881,125
Dolby Laboratories, Inc., Class A	11,636	732,719
FLIR Systems, Inc.	22,835	1,086,489
Jabil, Inc.	28,274	751,806
Keysight Technologies, Inc.*	35,010	3,052,872
Littelfuse, Inc.	800	145,984
National Instruments Corp.	3,800	168,568
Trimble, Inc.*	46,600	1,882,640

		17,243,593

IT Services (1.6%)
Accenture plc, Class A	79,468	13,987,957
Akamai Technologies, Inc.*	1,900	136,249
Amdocs Ltd.	41,909	2,267,696
Booz Allen Hamilton Holding Corp.	45,133	2,624,033
Cognizant Technology Solutions Corp., Class A	41,162	2,982,187
Conduent, Inc.*	35,608	492,459
CoreLogic, Inc.*	5,525	205,861
DXC Technology Co.	77,260	4,968,591
Euronet Worldwide, Inc.*	4,600	655,914
Fidelity National Information Services, Inc.	103,593	11,716,368
Fiserv, Inc.*	64,422	5,687,174
Genpact Ltd.	18,800	661,384
International Business Machines Corp.	48,400	6,829,240
Leidos Holdings, Inc.	26,384	1,690,951
Mastercard, Inc., Class A	31,914	7,514,151
Sabre Corp.	9,900	211,761
Visa, Inc., Class A	8,745	1,365,882
Western Union Co. (The)	59,700	1,102,659
Worldpay, Inc.*	51,000	5,788,500

		70,889,017

Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices, Inc.	89,904	9,464,194
Broadcom, Inc.	36,284	10,910,962
Cypress Semiconductor Corp.	20,681	308,561
First Solar, Inc.*	15,294	808,135
Intel Corp.	971,542	52,171,805
Lam Research Corp.	9,994	1,789,026
Marvell Technology Group Ltd.	75,500	1,501,695
Micron Technology, Inc.*	45,445	1,878,242
NXP Semiconductors NV	60,100	5,312,239
Qorvo, Inc.*	22,900	1,642,617
QUALCOMM, Inc.	392,949	22,409,881
Skyworks Solutions, Inc.	9,500	783,560
Teradyne, Inc.	28,047	1,117,393
Texas Instruments, Inc.	112,319	11,913,676
Xilinx, Inc.	10,022	1,270,689

		123,282,675

Software (1.8%)
Aspen Technology, Inc.*	700	72,982
Autodesk, Inc.*	6,569	1,023,582
Elastic NV*	298	23,801
FireEye, Inc.(x)*	12,100	203,159
Intuit, Inc.	6,793	1,775,758
LogMeIn, Inc.	3,200	256,320
Microsoft Corp.	233,013	27,481,553
Nuance Communications, Inc.*	53,335	902,961
Oracle Corp.	736,900	39,578,899
Pluralsight, Inc., Class A*	1,865	59,195
SolarWinds Corp.*	828	16,163
SS&C Technologies Holdings, Inc.	2,800	178,332
Symantec Corp.	119,000	2,735,810
Synopsys, Inc.*	25,047	2,884,162
Teradata Corp.*	6,400	279,360

		77,472,037

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	108,580	20,624,771
Dell Technologies, Inc., Class C*	25,933	1,522,008
Hewlett Packard Enterprise Co.	304,873	4,704,190
HP, Inc.	291,093	5,655,937
NCR Corp.(x)*	62,764	1,712,830
Western Digital Corp.	54,252	2,607,351
Xerox Corp.	156,002	4,988,944

		41,816,031

Total Information Technology		414,845,935

Materials (3.2%)
Chemicals (2.4%)
Air Products & Chemicals, Inc.	41,107	7,849,793
Akzo Nobel NV (ADR)	96,314	2,845,116
Albemarle Corp.	19,722	1,616,810
Ashland Global Holdings, Inc.	11,613	907,324
Axalta Coating Systems Ltd.*	23,200	584,872
Cabot Corp.	10,889	453,309
Celanese Corp.	8,800	867,768
CF Industries Holdings, Inc.	91,199	3,728,215
Dow, Inc.*	4,071	210,185
DowDuPont, Inc.*	621,338	32,678,892
Eastman Chemical Co.	33,001	2,504,116
Ecolab, Inc.	26,200	4,625,348
Element Solutions, Inc.*	20,700	209,070
FMC Corp.	15,200	1,167,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Huntsman Corp.	40,713	$915,635
International Flavors & Fragrances, Inc.	9,900	1,275,021
Linde plc	42,207	7,425,477
LyondellBasell Industries NV, Class A	83,781	7,044,306
Mosaic Co. (The)	213,588	5,833,088
NewMarket Corp.	100	43,356
Olin Corp.	30,800	712,712
PPG Industries, Inc.	114,855	12,963,684
RPM International, Inc.	19,200	1,114,368
Scotts Miracle-Gro Co. (The)	3,800	298,604
Sherwin-Williams Co. (The)	9,405	4,050,828
Valvoline, Inc.	35,145	652,291
Westlake Chemical Corp.	13,008	882,723
WR Grace & Co.	3,200	249,728

		103,710,303

Construction Materials (0.0%)
Eagle Materials, Inc.	1,000	84,300
Martin Marietta Materials, Inc.	1,000	201,180
Vulcan Materials Co.	1,454	172,154

		457,634

Containers & Packaging (0.3%)
AptarGroup, Inc.	11,592	1,233,273
Ardagh Group SA	3,400	44,200
Ball Corp.	62,500	3,616,250
Bemis Co., Inc.	16,930	939,276
Berry Global Group, Inc.*	12,100	651,827
Graphic Packaging Holding Co.	46,400	586,032
International Paper Co.	67,813	3,137,707
Owens-Illinois, Inc.	29,700	563,706
Sealed Air Corp.	13,100	603,386
Silgan Holdings, Inc.	9,500	281,485
Sonoco Products Co.	18,367	1,130,122
Westrock Co.	46,942	1,800,226

		14,587,490

Metals & Mining (0.5%)
Alcoa Corp.*	107,103	3,016,021
Freeport-McMoRan, Inc.	599,647	7,729,450
Newmont Mining Corp.	99,701	3,566,305
Nucor Corp.	57,149	3,334,644
Reliance Steel & Aluminum Co.	12,759	1,151,627
Royal Gold, Inc.	7,128	648,149
Steel Dynamics, Inc.	34,816	1,227,960
United States Steel Corp.	32,917	641,552

		21,315,708

Paper & Forest Products (0.0%)
Domtar Corp.	11,594	575,642

Total Materials		140,646,777

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
Alexandria Real Estate Equities, Inc. (REIT)	19,206	2,738,007
American Campus Communities, Inc. (REIT)	82,062	3,904,510
American Homes 4 Rent (REIT), Class A	48,308	1,097,558
Apartment Investment & Management Co. (REIT), Class A	75,742	3,809,065
Apple Hospitality REIT, Inc. (REIT)	40,500	660,150
AvalonBay Communities, Inc. (REIT)	25,848	5,188,469
Boston Properties, Inc. (REIT)	28,875	3,865,785
Brandywine Realty Trust (REIT)	32,744	519,320
Brixmor Property Group, Inc. (REIT)	56,321	1,034,617
Brookfield Property REIT, Inc. (REIT), Class A	23,395	479,364
Camden Property Trust (REIT)	16,567	1,681,551
Colony Capital, Inc. (REIT)	85,040	452,413
Columbia Property Trust, Inc. (REIT)	22,100	497,471
Corporate Office Properties Trust (REIT)	19,297	526,808
Crown Castle International Corp. (REIT)	19,100	2,444,800
CubeSmart (REIT)	51,859	1,661,562
CyrusOne, Inc. (REIT)	19,500	1,022,580
Digital Realty Trust, Inc. (REIT)	38,460	4,576,740
Douglas Emmett, Inc. (REIT)	29,944	1,210,337
Duke Realty Corp. (REIT)	66,639	2,037,821
Empire State Realty Trust, Inc. (REIT), Class A	26,500	418,700
EPR Properties (REIT)	13,800	1,061,220
Equity Commonwealth (REIT)	21,946	717,415
Equity Residential (REIT)	67,139	5,056,910
Essex Property Trust, Inc. (REIT)	12,309	3,560,255
Extra Space Storage, Inc. (REIT)	3,000	305,730
Federal Realty Investment Trust (REIT)	13,600	1,874,760
Gaming and Leisure Properties, Inc. (REIT)	24,100	929,537
HCP, Inc. (REIT)	140,174	4,387,446
Healthcare Trust of America, Inc. (REIT), Class A	38,497	1,100,629
Highwoods Properties, Inc. (REIT)	19,000	888,820
Hospitality Properties Trust (REIT)	30,383	799,377
Host Hotels & Resorts, Inc. (REIT)	136,938	2,588,128
Hudson Pacific Properties, Inc. (REIT)	25,200	867,384
Invitation Homes, Inc. (REIT)	55,798	1,357,565
Iron Mountain, Inc. (REIT)	53,100	1,882,926
JBG SMITH Properties (REIT)	19,523	807,276
Kilroy Realty Corp. (REIT)	18,488	1,404,349
Kimco Realty Corp. (REIT)	75,972	1,405,482
Lamar Advertising Co. (REIT), Class A	1,500	118,890
Liberty Property Trust (REIT)	27,547	1,333,826
Life Storage, Inc. (REIT)	8,100	787,887
Macerich Co. (The) (REIT)	25,409	1,101,480
Medical Properties Trust, Inc. (REIT)	198,802	3,679,825
Mid-America Apartment Communities, Inc. (REIT)	56,719	6,201,088
National Retail Properties, Inc. (REIT)	29,562	1,637,439
Omega Healthcare Investors, Inc. (REIT)	33,900	1,293,285
Outfront Media, Inc. (REIT)	25,860	605,124
Paramount Group, Inc. (REIT)	38,174	541,689
Park Hotels & Resorts, Inc. (REIT)	114,453	3,557,199
Prologis, Inc. (REIT)	117,240	8,435,418
Public Storage (REIT)	7,777	1,693,675
Rayonier, Inc. (REIT)	24,100	759,632
Realty Income Corp. (REIT)	55,188	4,059,629
Regency Centers Corp. (REIT)	28,392	1,916,176
Retail Properties of America, Inc. (REIT), Class A	40,197	490,001
Retail Value, Inc. (REIT)	2,799	87,245
Senior Housing Properties Trust (REIT)	43,922	517,401
Simon Property Group, Inc. (REIT)	4,800	874,608
SITE Centers Corp. (REIT)	28,484	387,952
SL Green Realty Corp. (REIT)	15,115	1,359,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Spirit Realty Capital, Inc. (REIT)	15,906	$631,945
STORE Capital Corp. (REIT)	35,800	1,199,300
Sun Communities, Inc. (REIT)	26,099	3,093,254
UDR, Inc. (REIT)	51,028	2,319,733
Uniti Group, Inc. (REIT)(x)	31,407	351,444
Ventas, Inc. (REIT)	66,598	4,249,618
VEREIT, Inc. (REIT)	181,300	1,517,481
VICI Properties, Inc. (REIT)	75,816	1,658,854
Vornado Realty Trust (REIT)	32,246	2,174,670
Weingarten Realty Investors (REIT)	22,316	655,421
Welltower, Inc. (REIT)	69,612	5,401,891
Weyerhaeuser Co. (REIT)	140,220	3,693,395
WP Carey, Inc. (REIT)	29,745	2,329,926

		141,538,379

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	30,800	1,523,060
Howard Hughes Corp. (The)*	4,299	472,890
Jones Lang LaSalle, Inc.	8,546	1,317,622
Realogy Holdings Corp.(x)	21,907	249,740

		3,563,312

Total Real Estate		145,101,691

Utilities (5.0%)
Electric Utilities (3.2%)
Alliant Energy Corp.	44,140	2,080,318
American Electric Power Co., Inc.	170,273	14,260,364
Avangrid, Inc.	10,462	526,762
Duke Energy Corp.	221,285	19,915,650
Edison International	59,468	3,682,259
Entergy Corp.	33,814	3,233,633
Evergy, Inc.	49,146	2,852,925
Eversource Energy	59,197	4,200,027
Exelon Corp.	373,743	18,735,737
FirstEnergy Corp.	408,081	16,980,250
Hawaiian Electric Industries, Inc.	20,164	822,086
NextEra Energy, Inc.	102,618	19,838,112
OGE Energy Corp.	37,260	1,606,651
PG&E Corp.*	96,698	1,721,224
Pinnacle West Capital Corp.	20,925	2,000,012
PPL Corp.	135,059	4,286,773
Southern Co. (The)	314,747	16,266,125
Xcel Energy, Inc.	132,806	7,465,025

		140,473,933

Gas Utilities (0.1%)
Atmos Energy Corp.	21,416	2,204,349
National Fuel Gas Co.	15,145	923,239
UGI Corp.	32,235	1,786,464

		4,914,052

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	760,349	13,747,110
NRG Energy, Inc.	54,157	2,300,589
Vistra Energy Corp.	73,900	1,923,617

		17,971,316

Multi-Utilities (1.2%)
Ameren Corp.	45,475	3,344,686
CenterPoint Energy, Inc.	93,798	2,879,599
CMS Energy Corp.	52,686	2,926,180
Consolidated Edison, Inc.	58,270	4,941,879
Dominion Energy, Inc.	142,120	10,894,919
DTE Energy Co.	33,839	4,221,077
MDU Resources Group, Inc.	36,194	934,891
NiSource, Inc.	134,300	3,849,038
Public Service Enterprise Group, Inc.	94,379	5,607,056
Sempra Energy	51,279	6,453,975
WEC Energy Group, Inc.	59,087	4,672,600

		50,725,900

Water Utilities (0.1%)
American Water Works Co., Inc.	33,789	3,522,841
Aqua America, Inc.	33,268	1,212,286

		4,735,127

Total Utilities		218,820,328

Total Common Stocks (85.5%) (Cost $2,665,043,779)		3,748,923,835

EXCHANGE TRADED FUNDS (ETF):
Equity (4.2%)
iShares Core S&P 500 ETF	1,994	567,413
iShares Morningstar Large-Cap ETF	11,929	1,908,759
iShares Morningstar Large-Cap Growth ETF	14,760	2,698,571
iShares Morningstar Large-Cap Value ETF‡	356,905	37,621,035
iShares Russell 1000 ETF(x)	4,431	697,040
iShares Russell 1000 Growth ETF	10,970	1,660,419
iShares Russell 1000 Value ETF(x)	506,188	62,509,156
iShares S&P 500 Growth ETF	14,750	2,542,310
iShares S&P 500 Value ETF(x)	328,691	37,056,623
Vanguard Growth ETF	14,090	2,203,958
Vanguard Large-Cap ETF(x)	3,164	410,687
Vanguard Value ETF	343,001	36,917,198

Total Exchange Traded Funds (4.2%) (Cost $155,535,019)		186,793,169

SHORT-TERM INVESTMENTS:
Investment Company (4.3%)
JPMorgan Prime Money Market Fund, IM Shares	185,085,873	185,141,399

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $2,000,953, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,493,358, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,522,902.(xx)	1,493,041	1,493,041
NBC Global Finance Ltd., 2.60%, dated 3/29/19, due 4/5/19, repurchase price $2,001,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.875%-7.125%, maturing 10/31/19-8/15/48; total market value $2,165,928.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $600,129, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $642,813.(xx)	$600,000	$600,000

Total Repurchase Agreements		6,093,041

Total Short-Term Investments (4.4%) (Cost $191,207,567)		191,234,440

Total Investments in Securities (94.1%) (Cost $3,011,786,365)		4,126,951,444
Other Assets Less Liabilities (5.9%)		256,652,570

Net Assets (100%)		$4,383,604,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $34,347,946.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $30,973,453. This was collateralized by $25,822,500 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $6,093,041 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Large-Cap Value ETF	356,905	29,699,021	5,086,521	—	—	2,835,493	37,621,035	243,189	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,336	6/2019	USD	331,455,040	3,586,430
S&P Midcap 400 E-Mini Index	502	6/2019	USD	95,430,200	(636,679)

					2,949,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$275,186,565	$—	$—	$275,186,565
Consumer Discretionary	202,610,846	—	—	202,610,846
Consumer Staples	286,849,324	17,322,572	—	304,171,896
Energy	324,734,025	—	—	324,734,025
Financials	808,146,843	—	—	808,146,843
Health Care	589,219,063	3,092,607	—	592,311,670
Industrials	322,347,259	—	—	322,347,259
Information Technology	414,845,935	—	—	414,845,935
Materials	140,646,777	—	—	140,646,777
Real Estate	145,101,691	—	—	145,101,691
Utilities	218,820,328	—	—	218,820,328
Exchange Traded Funds	186,793,169	—	—	186,793,169
Futures	3,586,430	—	—	3,586,430
Short-Term Investments
Investment Company	185,141,399	—	—	185,141,399
Repurchase Agreements	—	6,093,041	—	6,093,041

Total Assets	$4,104,029,654	$26,508,220	$—	$4,130,537,874

Liabilities:
Futures	$(636,679)	$—	$—	$(636,679)

Total Liabilities	$(636,679)	$—	$—	$(636,679)

Total	$4,103,392,975	$26,508,220	$—	$4,129,901,195

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,193,422,091
Aggregate gross unrealized depreciation	(209,731,425)

Net unrealized appreciation	$983,690,666

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,146,210,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.1%)
CenturyLink, Inc.	218,855	$2,624,072

Entertainment (0.8%)
Cinemark Holdings, Inc.	24,482	979,035
Liberty Media Corp.-Liberty Formula One, Class A*	6,303	214,554
Liberty Media Corp.-Liberty Formula One, Class C*	208,674	7,314,024
Lions Gate Entertainment Corp., Class A(x)	11,151	174,401
Lions Gate Entertainment Corp., Class B	20,399	308,025
Madison Square Garden Co. (The), Class A*	3,791	1,111,256
Take-Two Interactive Software, Inc.*	10,516	992,395
Viacom, Inc., Class A(x)	2,331	75,641
Viacom, Inc., Class B	80,787	2,267,691
Zynga, Inc., Class A*	175,094	933,251

		14,370,273

Interactive Media & Services (0.0%)
Zillow Group, Inc., Class A*	3,686	126,061
Zillow Group, Inc., Class C(x)*	7,492	260,272

		386,333

Media (1.1%)
Discovery, Inc., Class A(x)*	35,219	951,618
Discovery, Inc., Class C*	78,927	2,006,324
DISH Network Corp., Class A*	50,785	1,609,377
GCI Liberty, Inc., Class A*	23,037	1,281,088
Interpublic Group of Cos., Inc. (The)	78,908	1,657,857
John Wiley & Sons, Inc., Class A	10,111	447,108
Liberty Broadband Corp., Class A*	5,918	542,326
Liberty Broadband Corp., Class C*	23,710	2,175,155
Liberty Media Corp.-Liberty SiriusXM, Class A*	19,261	735,385
Liberty Media Corp.-Liberty SiriusXM, Class C*	38,298	1,464,515
News Corp., Class A	87,711	1,091,125
News Corp., Class B	27,408	342,326
Omnicom Group, Inc.	17,252	1,259,223
TEGNA, Inc.	273,186	3,851,923
Tribune Media Co., Class A	20,023	923,861

		20,339,211

Wireless Telecommunication Services (0.3%)
Millicom International Cellular SA (SDR)	52,222	3,170,740
Sprint Corp.(x)*	151,212	854,348
Telephone & Data Systems, Inc.	22,325	686,047
United States Cellular Corp.*	2,895	132,909

		4,844,044

Total Communication Services		42,563,933

Consumer Discretionary (7.1%)
Auto Components (0.8%)
Adient plc	21,399	277,331
Aptiv plc	7,945	631,548
BorgWarner, Inc.	241,808	9,287,845
Gentex Corp.	19,788	409,216
Goodyear Tire & Rubber Co. (The)	138,501	2,513,793
Lear Corp.	13,394	1,817,700
Visteon Corp.(x)*	2,528	170,261

		15,107,694

Automobiles (0.1%)
Harley-Davidson, Inc.	38,102	1,358,718
Thor Industries, Inc.	2,044	127,484

		1,486,202

Distributors (0.3%)
Genuine Parts Co.	32,721	3,665,734
LKQ Corp.*	60,401	1,714,180

		5,379,914

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,017	256,381
Graham Holdings Co., Class B	959	655,169
H&R Block, Inc.	38,531	922,432
Service Corp. International	21,078	846,282

		2,680,264

Hotels, Restaurants & Leisure (1.8%)
Aramark	55,909	1,652,111
Caesars Entertainment Corp.(x)*	130,750	1,136,217
Darden Restaurants, Inc.	14,063	1,708,233
Extended Stay America, Inc.	17,902	321,341
Hyatt Hotels Corp., Class A	9,682	702,623
International Game Technology plc(x)	20,835	270,647
MGM Resorts International	104,733	2,687,449
Norwegian Cruise Line Holdings Ltd.*	101,836	5,596,906
Red Rock Resorts, Inc., Class A	312,213	8,070,706
Royal Caribbean Cruises Ltd.	38,089	4,365,761
Vail Resorts, Inc.	14,033	3,049,371
Yum China Holdings, Inc.	76,443	3,433,055

		32,994,420

Household Durables (1.3%)
DR Horton, Inc.	32,580	1,348,161
Garmin Ltd.	26,060	2,250,281
Leggett & Platt, Inc.	29,983	1,265,882
Lennar Corp., Class A	84,233	4,134,998
Lennar Corp., Class B	2,266	88,646
Mohawk Industries, Inc.*	14,239	1,796,250
Newell Brands, Inc.	230,462	3,535,287
NVR, Inc.*	2,466	6,823,422
PulteGroup, Inc.	40,593	1,134,980
Toll Brothers, Inc.	15,674	567,399
Whirlpool Corp.	14,464	1,922,121

		24,867,427

Internet & Direct Marketing Retail (0.1%)
Qurate Retail, Inc., Class A*	95,250	1,522,095

Leisure Products (0.1%)
Brunswick Corp.	17,913	901,561
Hasbro, Inc.	5,641	479,598
Mattel, Inc.(x)*	61,340	797,420

		2,178,579

Multiline Retail (0.5%)
Dollar Tree, Inc.*	44,585	4,683,208
Kohl’s Corp.	38,240	2,629,765
Macy’s, Inc.	70,004	1,682,196

		8,995,169

Specialty Retail (1.1%)
Aaron’s, Inc.	48,485	2,550,311
Advance Auto Parts, Inc.	11,294	1,925,966
AutoNation, Inc.*	12,549	448,250
AutoZone, Inc.*	759	777,307
Best Buy Co., Inc.	39,529	2,808,931
Caleres, Inc.	80,057	1,976,607
CarMax, Inc.(x)*	16,048	1,120,150
Dick’s Sporting Goods, Inc.	17,290	636,445
Foot Locker, Inc.	26,591	1,611,415
Gap, Inc. (The)	46,909	1,228,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
L Brands, Inc.	43,106	$1,188,863
Michaels Cos., Inc. (The)*	21,419	244,605
Penske Automotive Group, Inc.(x)	7,994	356,932
Tiffany & Co.	23,352	2,464,804
Williams-Sonoma, Inc.(x)	14,680	826,044

		20,164,708

Textiles, Apparel & Luxury Goods (0.9%)
Capri Holdings Ltd.*	14,829	678,427
Carter’s, Inc.	38,244	3,854,613
Columbia Sportswear Co.	6,104	635,915
Hanesbrands, Inc.	179,247	3,204,936
PVH Corp.	17,523	2,136,930
Ralph Lauren Corp.	12,568	1,629,818
Skechers U.S.A., Inc., Class A*	15,835	532,214
Tapestry, Inc.	52,950	1,720,345
Under Armour, Inc., Class A(x)*	10,454	220,998
Under Armour, Inc., Class C*	10,921	206,079
VF Corp.	17,032	1,480,251

		16,300,526

Total Consumer Discretionary		131,676,998

Consumer Staples (4.3%)
Beverages (0.3%)
Molson Coors Brewing Co., Class B	80,582	4,806,716

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.(x)	8,309	1,069,950
Kroger Co. (The)	181,609	4,467,582
US Foods Holding Corp.*	160,908	5,617,298

		11,154,830

Food Products (3.1%)
Archer-Daniels-Midland Co.	127,816	5,512,704
B&G Foods, Inc.(x)	110,540	2,699,387
Bunge Ltd.	32,203	1,709,013
Cal-Maine Foods, Inc.	53,254	2,376,726
Campbell Soup Co.(x)	12,524	477,540
Conagra Brands, Inc.	110,270	3,058,890
Flowers Foods, Inc.	252,053	5,373,770
Hain Celestial Group, Inc. (The)(x)*	21,753	502,929
Hershey Co. (The)	2,868	329,332
Hormel Foods Corp.(x)	62,127	2,780,805
Ingredion, Inc.	30,313	2,870,338
JM Smucker Co. (The)	25,176	2,933,004
Kellogg Co.	28,393	1,629,190
Lamb Weston Holdings, Inc.	33,505	2,510,865
McCormick & Co., Inc. (Non-Voting)	26,570	4,002,239
Pilgrim’s Pride Corp.*	12,317	274,546
Post Holdings, Inc.*	110,207	12,056,646
Seaboard Corp.	60	257,082
TreeHouse Foods, Inc.*	12,408	800,936
Tyson Foods, Inc., Class A	66,555	4,620,914

		56,776,856

Household Products (0.1%)
Church & Dwight Co., Inc.	8,631	614,786
Clorox Co. (The)	3,807	610,871
Energizer Holdings, Inc.	5,848	262,751
Spectrum Brands Holdings, Inc.(x)	5,158	282,555

		1,770,963

Personal Products (0.2%)
Coty, Inc., Class A	286,071	3,289,817
Herbalife Nutrition Ltd.*	20,331	1,077,340
Nu Skin Enterprises, Inc., Class A	8,692	415,999

		4,783,156

Total Consumer Staples		79,292,521

Energy (4.7%)
Energy Equipment & Services (0.3%)
Apergy Corp.*	17,760	729,226
Helmerich & Payne, Inc.	24,282	1,349,108
Nabors Industries Ltd.(x)	79,346	272,950
National Oilwell Varco, Inc.	87,436	2,329,295
Patterson-UTI Energy, Inc.	50,048	701,673
RPC, Inc.(x)	8,113	92,570
Transocean Ltd.*	118,110	1,028,738
Weatherford International plc(x)*	227,847	159,037

		6,662,597

Oil, Gas & Consumable Fuels (4.4%)
Antero Resources Corp.*	25,442	224,653
Apache Corp.	81,965	2,840,907
Cabot Oil & Gas Corp.	26,328	687,161
Centennial Resource Development, Inc., Class A(x)*	41,877	368,099
Cheniere Energy, Inc.*	16,106	1,101,006
Chesapeake Energy Corp.(x)*	205,740	637,794
Cimarex Energy Co.	138,164	9,657,664
CNX Resources Corp.*	47,991	516,863
Concho Resources, Inc.	38,745	4,299,145
Continental Resources, Inc.*	10,318	461,937
Delek US Holdings, Inc.	51,910	1,890,562
Devon Energy Corp.	107,326	3,387,209
Diamondback Energy, Inc.	99,953	10,148,228
Encana Corp.	532,094	3,852,361
EQT Corp.	58,279	1,208,706
Equitrans Midstream Corp.	48,503	1,056,395
Extraction Oil & Gas, Inc.(x)*	26,136	110,555
Hess Corp.	60,645	3,652,648
HollyFrontier Corp.	36,483	1,797,517
Kosmos Energy Ltd.	42,480	264,650
Laredo Petroleum, Inc.*	130,051	401,858
Marathon Oil Corp.	190,405	3,181,668
Murphy Oil Corp.	37,548	1,100,156
Noble Energy, Inc.	109,864	2,716,937
ONEOK, Inc.	54,971	3,839,175
Parsley Energy, Inc., Class A*	18,790	362,647
PBF Energy, Inc., Class A	27,243	848,347
QEP Resources, Inc.*	53,641	417,863
Range Resources Corp.	48,277	542,633
SM Energy Co.	25,409	444,403
Targa Resources Corp.	51,634	2,145,393
Viper Energy Partners LP	58,820	1,950,471
Whiting Petroleum Corp.*	20,518	536,341
Williams Cos., Inc. (The)	273,737	7,861,727
WPX Energy, Inc.*	486,408	6,376,809

		80,890,488

Total Energy		87,553,085

Financials (15.7%)
Banks (6.7%)
Associated Banc-Corp.	38,712	826,501
BancorpSouth Bank	75,797	2,138,991
Bank of Hawaii Corp.	9,544	752,735
Bank OZK	269,094	7,798,344
BankUnited, Inc.	270,018	9,018,601
BOK Financial Corp.	49,022	3,997,744
Cadence Bancorp	169,714	3,148,195
CIT Group, Inc.	23,185	1,112,184
Citizens Financial Group, Inc.	107,468	3,492,710
Comerica, Inc.	87,801	6,437,569
Commerce Bancshares, Inc.	22,809	1,324,291
Cullen/Frost Bankers, Inc.	13,069	1,268,608
East West Bancorp, Inc.	30,550	1,465,483
Fifth Third Bancorp	175,894	4,436,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Citizens BancShares, Inc., Class A	1,808	$736,218
First Hawaiian, Inc.	30,194	786,554
First Horizon National Corp.	162,338	2,269,485
First Midwest Bancorp, Inc.	111,084	2,272,779
First Republic Bank	88,625	8,903,267
FNB Corp.	74,329	787,887
Huntington Bancshares, Inc.	242,325	3,072,681
IBERIABANK Corp.	47,543	3,409,309
KeyCorp	233,188	3,672,711
M&T Bank Corp.	31,778	4,989,782
PacWest Bancorp	28,098	1,056,766
People’s United Financial, Inc.	84,816	1,394,375
Pinnacle Financial Partners, Inc.	32,285	1,765,990
Popular, Inc.	51,881	2,704,557
Prosperity Bancshares, Inc.	15,219	1,051,024
Regions Financial Corp.	237,323	3,358,120
Signature Bank	4,599	588,994
South State Corp.	33,541	2,292,192
Sterling Bancorp	371,027	6,912,233
SunTrust Banks, Inc.	103,111	6,109,327
SVB Financial Group*	22,117	4,917,936
Synovus Financial Corp.	25,859	888,515
TCF Financial Corp.	37,766	781,379
Texas Capital Bancshares, Inc.*	4,150	226,549
Umpqua Holdings Corp.	50,510	833,415
Webster Financial Corp.	20,902	1,059,104
Western Alliance Bancorp*	71,703	2,942,691
Wintrust Financial Corp.	12,704	855,360
Zions Bancorp NA	130,137	5,909,521

		123,766,724

Capital Markets (1.0%)
Affiliated Managers Group, Inc.	12,179	1,304,493
Ameriprise Financial, Inc.	26,232	3,360,319
BGC Partners, Inc., Class A	61,866	328,508
Cboe Global Markets, Inc.	1,907	182,004
E*TRADE Financial Corp.	43,902	2,038,370
Franklin Resources, Inc.	69,044	2,288,118
Interactive Brokers Group, Inc., Class A	1,551	80,466
Invesco Ltd.	92,796	1,791,891
Lazard Ltd., Class A	2,413	87,206
Legg Mason, Inc.	19,471	532,921
Nasdaq, Inc.	26,428	2,312,186
Northern Trust Corp.	33,697	3,046,546
Raymond James Financial, Inc.	21,160	1,701,475
T. Rowe Price Group, Inc.	3,772	377,653

		19,432,156

Consumer Finance (0.8%)
Ally Financial, Inc.	93,211	2,562,370
Credit Acceptance Corp.*	214	96,713
Discover Financial Services	41,739	2,970,147
Navient Corp.	59,879	692,800
OneMain Holdings, Inc.	16,065	510,064
Santander Consumer USA Holdings, Inc.	22,745	480,602
SLM Corp.	364,373	3,610,937
Synchrony Financial	107,881	3,441,404

		14,365,037

Diversified Financial Services (0.2%)
AXA Equitable Holdings, Inc.	45,240	911,134
Jefferies Financial Group, Inc.	63,246	1,188,392
Voya Financial, Inc.	33,138	1,655,575

		3,755,101

Insurance (6.1%)
Alleghany Corp.*	2,910	1,782,084
American Financial Group, Inc.	16,430	1,580,730
American National Insurance Co.	1,723	208,173
Arch Capital Group Ltd.*	74,505	2,408,002
Arthur J Gallagher & Co.	41,254	3,221,937
Assurant, Inc.	51,966	4,932,093
Assured Guaranty Ltd.	24,345	1,081,648
Athene Holding Ltd., Class A*	36,342	1,482,754
Axis Capital Holdings Ltd.	16,747	917,401
Brighthouse Financial, Inc.*	138,159	5,013,790
Brown & Brown, Inc.	145,309	4,288,069
Cincinnati Financial Corp.	35,126	3,017,323
CNA Financial Corp.	6,627	287,281
CNO Financial Group, Inc.	231,433	3,744,586
Enstar Group Ltd.*	10,758	1,871,892
Erie Indemnity Co., Class A	1,385	247,250
Everest Re Group Ltd.	5,598	1,208,944
Fidelity National Financial, Inc.	60,417	2,208,241
First American Financial Corp.	24,816	1,278,024
Hanover Insurance Group, Inc. (The)	44,185	5,044,601
Hartford Financial Services Group, Inc. (The)	81,800	4,067,096
Lancashire Holdings Ltd.	395,110	3,362,983
Lincoln National Corp.	48,966	2,874,304
Loews Corp.	63,701	3,053,189
Markel Corp.*	2,834	2,823,344
Mercury General Corp.	6,405	320,698
Navigators Group, Inc. (The)	60,604	4,234,402
Old Republic International Corp.	64,786	1,355,323
Principal Financial Group, Inc.	64,712	3,247,895
ProAssurance Corp.	38,472	1,331,516
Reinsurance Group of America, Inc.	79,595	11,300,898
RenaissanceRe Holdings Ltd.	36,417	5,225,840
Torchmark Corp.	24,107	1,975,569
Unum Group	131,042	4,433,151
White Mountains Insurance Group Ltd.	698	645,985
Willis Towers Watson plc	88,356	15,519,731
WR Berkley Corp.	21,721	1,840,203

		113,436,950

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AGNC Investment Corp. (REIT)	122,933	2,212,794
Annaly Capital Management, Inc. (REIT)	317,074	3,167,569
Chimera Investment Corp. (REIT)	42,651	799,280
MFA Financial, Inc. (REIT)	102,352	744,099
New Residential Investment Corp. (REIT)	91,996	1,555,652
Starwood Property Trust, Inc. (REIT)	61,312	1,370,323
Two Harbors Investment Corp. (REIT)	56,339	762,267

		10,611,984

Thrifts & Mortgage Finance (0.3%)
Mr Cooper Group, Inc.*	341,141	3,271,542
New York Community Bancorp, Inc.	109,142	1,262,773
TFS Financial Corp.	12,092	199,155

		4,733,470

Total Financials		290,101,422

Health Care (4.6%)
Biotechnology (0.1%)
Agios Pharmaceuticals, Inc.(x)*	895	60,359
Alnylam Pharmaceuticals, Inc.*	2,424	226,523
Bluebird Bio, Inc.*	3,840	604,147
United Therapeutics Corp.*	9,808	1,151,165

		2,042,194

Health Care Equipment & Supplies (1.9%)
Boston Scientific Corp.*	161,227	6,187,892
Cooper Cos., Inc. (The)	9,307	2,756,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Dentsply Sirona, Inc.	50,028	$2,480,888
Hill-Rom Holdings, Inc.	48,023	5,083,715
Hologic, Inc.*	62,075	3,004,430
Integra LifeSciences Holdings Corp.*	3,518	196,023
STERIS plc	46,366	5,936,239
Teleflex, Inc.	8,432	2,547,813
West Pharmaceutical Services, Inc.	12,859	1,417,062
Zimmer Biomet Holdings, Inc.	46,608	5,951,842

		35,562,358

Health Care Providers & Services (1.1%)
Acadia Healthcare Co., Inc.(x)*	79,895	2,341,723
Cardinal Health, Inc.	68,435	3,295,145
Centene Corp.*	10,760	571,356
Covetrus, Inc.*	11,969	381,213
DaVita, Inc.*	14,249	773,578
Henry Schein, Inc.*	29,923	1,798,672
Laboratory Corp. of America Holdings*	21,741	3,325,938
MEDNAX, Inc.*	20,071	545,329
Molina Healthcare, Inc.*	2,228	316,287
Premier, Inc., Class A*	7,929	273,471
Quest Diagnostics, Inc.	31,065	2,793,365
Universal Health Services, Inc., Class B	19,151	2,561,829
WellCare Health Plans, Inc.*	759	204,740

		19,182,646

Health Care Technology (0.1%)
Cerner Corp.*	40,107	2,294,521

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	73,189	5,882,932
Bio-Rad Laboratories, Inc., Class A*	4,837	1,478,574
Bruker Corp.	13,626	523,784
Charles River Laboratories International, Inc.*	3,125	453,906
IQVIA Holdings, Inc.*	39,813	5,727,100
PerkinElmer, Inc.	25,124	2,420,949
QIAGEN NV*	50,621	2,059,262
Waters Corp.*	1,302	327,726

		18,874,233

Pharmaceuticals (0.4%)
Catalent, Inc.*	25,301	1,026,968
Elanco Animal Health, Inc.*	40,591	1,301,753
Jazz Pharmaceuticals plc*	1,111	158,817
Mylan NV*	117,468	3,329,043
Perrigo Co. plc	29,203	1,406,417

		7,222,998

Total Health Care		85,178,950

Industrials (11.0%)
Aerospace & Defense (1.1%)
Arconic, Inc.	98,982	1,891,546
Curtiss-Wright Corp.	9,268	1,050,435
Harris Corp.	31,508	5,032,143
Hexcel Corp.	15,772	1,090,791
Huntington Ingalls Industries, Inc.	1,398	289,665
L3 Technologies, Inc.	17,910	3,696,087
Moog, Inc., Class A	32,857	2,856,916
Teledyne Technologies, Inc.*	8,078	1,914,567
Textron, Inc.	46,512	2,356,298

		20,178,448

Air Freight & Logistics (0.4%)
Hub Group, Inc., Class A*	158,690	6,482,487

Airlines (1.2%)
Alaska Air Group, Inc.	108,313	6,078,526
Allegiant Travel Co.	35,992	4,659,884
American Airlines Group, Inc.	94,599	3,004,464
Copa Holdings SA, Class A	7,169	577,893
JetBlue Airways Corp.*	233,200	3,815,152
United Continental Holdings, Inc.*	55,976	4,465,765

		22,601,684

Building Products (0.6%)
Allegion plc	3,837	348,054
Fortune Brands Home & Security, Inc.	79,097	3,765,808
JELD-WEN Holding, Inc.*	91,558	1,616,914
Lennox International, Inc.	480	126,912
Masco Corp.	22,468	883,217
Owens Corning	25,066	1,181,110
Sanwa Holdings Corp.	256,315	3,045,808
USG Corp.	18,641	807,156

		11,774,979

Commercial Services & Supplies (0.8%)
ADT, Inc.(x)	24,242	154,906
Atento SA*	161,912	584,502
Clean Harbors, Inc.*	79,258	5,669,325
KAR Auction Services, Inc.	1,909	97,951
Republic Services, Inc.	47,063	3,782,924
Stericycle, Inc.*	75,842	4,127,322

		14,416,930

Construction & Engineering (0.4%)
AECOM*	36,541	1,084,171
Arcosa, Inc.	11,096	338,983
Fluor Corp.	32,087	1,180,802
Granite Construction, Inc.	36,455	1,573,033
Jacobs Engineering Group, Inc.	29,169	2,193,217
Quanta Services, Inc.	24,290	916,705
Valmont Industries, Inc.	5,043	656,094

		7,943,005

Electrical Equipment (1.2%)
Acuity Brands, Inc.	9,120	1,094,491
AMETEK, Inc.	42,224	3,503,325
EnerSys	35,320	2,301,451
GrafTech International Ltd.	13,170	168,444
Hubbell, Inc.	33,942	4,004,477
nVent Electric plc	36,831	993,701
Regal Beloit Corp.	9,890	809,694
Sensata Technologies Holding plc*	186,069	8,376,827

		21,252,410

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	13,358	1,637,958
Roper Technologies, Inc.	18,873	6,454,000

		8,091,958

Machinery (2.8%)
AGCO Corp.	15,234	1,059,525
Colfax Corp.*	162,463	4,821,902
Crane Co.	11,434	967,545
Cummins, Inc.	21,836	3,447,249
Donaldson Co., Inc.	2,120	106,127
Dover Corp.	33,132	3,107,782
Flowserve Corp.	29,926	1,350,860
Fortive Corp.	5,513	462,486
Gardner Denver Holdings, Inc.*	19,421	540,098
Gates Industrial Corp. plc*	9,820	140,819
IDEX Corp.	1,093	165,852
Ingersoll-Rand plc	25,729	2,777,445
ITT, Inc.	19,983	1,159,014
Middleby Corp. (The)*	5,149	669,524
Milacron Holdings Corp.*	241,720	2,736,270
Nordson Corp.	877	116,220
Oshkosh Corp.	16,641	1,250,238
PACCAR, Inc.	77,733	5,296,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Parker-Hannifin Corp.	35,043	$6,014,080
Pentair plc	36,193	1,610,950
Snap-on, Inc.	12,838	2,009,404
SPX FLOW, Inc.*	64,200	2,047,980
Stanley Black & Decker, Inc.	34,734	4,729,729
Terex Corp.	15,085	484,681
Timken Co. (The)	15,684	684,136
Trinity Industries, Inc.	33,289	723,370
Wabtec Corp.	23,202	1,710,451
Xylem, Inc.	18,078	1,428,885

		51,619,349

Marine (0.4%)
Kirby Corp.*	107,166	8,049,238

Professional Services (0.6%)
Equifax, Inc.	19,937	2,362,534
IHS Markit Ltd.*	88,863	4,832,370
ManpowerGroup, Inc.	14,149	1,169,981
Nielsen Holdings plc	81,579	1,930,975

		10,295,860

Road & Rail (0.7%)
AMERCO	1,581	587,357
Avis Budget Group, Inc.*	39,986	1,393,912
Genesee & Wyoming, Inc., Class A*	56,075	4,886,376
Kansas City Southern	23,433	2,717,759
Knight-Swift Transportation Holdings, Inc.	78,962	2,580,478
Ryder System, Inc.	11,934	739,789
Schneider National, Inc., Class B	8,901	187,366

		13,093,037

Trading Companies & Distributors (0.4%)
Air Lease Corp.	20,578	706,854
Aircastle Ltd.	131,963	2,670,931
HD Supply Holdings, Inc.*	29,747	1,289,532
MSC Industrial Direct Co., Inc., Class A	5,557	459,620
Univar, Inc.*	24,781	549,147
Watsco, Inc.	1,419	203,215
WESCO International, Inc.*	10,676	565,935

		6,445,234

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	18,198	750,122

Total Industrials		202,994,741

Information Technology (8.1%)
Communications Equipment (0.8%)
Acacia Communications, Inc.*	20,621	1,182,615
ARRIS International plc*	37,469	1,184,395
CommScope Holding Co., Inc.*	43,416	943,430
EchoStar Corp., Class A*	10,887	396,831
Juniper Networks, Inc.	217,215	5,749,681
Lumentum Holdings, Inc.*	16,106	910,633
Motorola Solutions, Inc.	32,893	4,618,835

		14,986,420

Electronic Equipment, Instruments & Components (2.2%)
Arrow Electronics, Inc.*	100,113	7,714,708
Avnet, Inc.	102,658	4,452,278
Coherent, Inc.*	17,945	2,543,165
Corning, Inc.	180,999	5,991,067
Dolby Laboratories, Inc., Class A	14,239	896,630
FLIR Systems, Inc.	27,981	1,331,336
Itron, Inc.*	58,553	2,731,497
Jabil, Inc.	37,693	1,002,257
KEMET Corp.	82,665	1,402,825
Keysight Technologies, Inc.*	66,867	5,830,802
Littelfuse, Inc.	939	171,349
National Instruments Corp.	4,947	219,449
Sanmina Corp.*	161,787	4,667,555
Trimble, Inc.*	57,038	2,304,335

		41,259,253

IT Services (2.6%)
Akamai Technologies, Inc.*	2,507	179,777
Amdocs Ltd.	89,637	4,850,258
Booz Allen Hamilton Holding Corp.	34,145	1,985,190
Broadridge Financial Solutions, Inc.	12,042	1,248,635
Conduent, Inc.*	43,599	602,974
CoreLogic, Inc.*	6,792	253,070
DXC Technology Co.	61,539	3,957,573
Euronet Worldwide, Inc.*	5,554	791,945
Fidelity National Information Services, Inc.	68,552	7,753,231
Genpact Ltd.	21,831	768,015
Leidos Holdings, Inc.	101,231	6,487,895
Sabre Corp.	12,183	260,594
VeriSign, Inc.*	11,643	2,113,903
Western Union Co. (The)	74,160	1,369,735
Worldpay, Inc.*	133,756	15,181,306

		47,804,101

Semiconductors & Semiconductor Equipment (1.2%)
Analog Devices, Inc.	71,185	7,493,645
Axcelis Technologies, Inc.*	92,564	1,862,388
Cypress Semiconductor Corp.	24,999	372,985
First Solar, Inc.*	18,745	990,486
Ichor Holdings Ltd.(x)*	124,710	2,815,952
Marvell Technology Group Ltd.	92,359	1,837,020
Qorvo, Inc.*	28,898	2,072,853
Silicon Motion Technology Corp. (ADR)	75,174	2,979,897
Skyworks Solutions, Inc.	11,935	984,399
Teradyne, Inc.	34,532	1,375,755

		22,785,380

Software (0.9%)
Aspen Technology, Inc.*	849	88,517
Autodesk, Inc.*	8,029	1,251,079
Elastic NV(x)*	354	28,274
FireEye, Inc.*	15,074	253,092
LogMeIn, Inc.	3,887	311,349
Nuance Communications, Inc.*	65,317	1,105,817
Pluralsight, Inc., Class A*	1,270	40,310
SS&C Technologies Holdings, Inc.	83,033	5,288,372
Symantec Corp.	145,417	3,343,137
Synopsys, Inc.*	30,683	3,533,147
Teradata Corp.*	7,816	341,168

		15,584,262

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C*	31,841	1,868,748
NCR Corp.*	4,861	132,657
Western Digital Corp.	66,565	3,199,114
Xerox Corp.	46,215	1,477,956

		6,678,475

Total Information Technology		149,097,891

Materials (4.9%)
Chemicals (2.2%)
Albemarle Corp.	24,252	1,988,179
Ashland Global Holdings, Inc.	14,257	1,113,899
Axalta Coating Systems Ltd.*	267,890	6,753,507
Cabot Corp.	86,543	3,602,785
Celanese Corp.	54,032	5,328,096
CF Industries Holdings, Inc.	53,348	2,180,866
Eastman Chemical Co.	32,274	2,448,951
Element Solutions, Inc.*	24,529	247,743
FMC Corp.	75,266	5,781,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Huntsman Corp.	49,911	$1,122,498
International Flavors & Fragrances, Inc.	12,087	1,556,685
Livent Corp.*	53,620	658,454
Mosaic Co. (The)	80,331	2,193,840
NewMarket Corp.	106	45,957
Olin Corp.	38,184	883,578
RPM International, Inc.	60,940	3,536,958
Scotts Miracle-Gro Co. (The)	4,755	373,648
Valvoline, Inc.	43,686	810,812
Westlake Chemical Corp.	697	47,298
WR Grace & Co.	3,930	306,697

		40,982,385

Construction Materials (0.1%)
Buzzi Unicem SpA(x)	100,630	2,058,398
Eagle Materials, Inc.	1,333	112,372
Martin Marietta Materials, Inc.	1,252	251,877
Vulcan Materials Co.	1,892	224,013

		2,646,660

Containers & Packaging (1.0%)
AptarGroup, Inc.	14,231	1,514,036
Ardagh Group SA	2,495	32,435
Ball Corp.	76,679	4,436,647
Bemis Co., Inc.	20,723	1,149,712
Berry Global Group, Inc.*	14,998	807,942
Graphic Packaging Holding Co.	58,289	736,190
International Paper Co.	83,031	3,841,844
Owens-Illinois, Inc.	36,481	692,410
Sealed Air Corp.	16,324	751,884
Silgan Holdings, Inc.	11,614	344,123
Sonoco Products Co.	22,519	1,385,594
Westrock Co.	58,175	2,231,011

		17,923,828

Metals & Mining (1.6%)
Alcoa Corp.*	126,005	3,548,301
Carpenter Technology Corp.	49,636	2,275,811
Commercial Metals Co.	102,052	1,743,048
Freeport-McMoRan, Inc.	331,294	4,270,380
Newmont Mining Corp.	122,029	4,364,977
Nucor Corp.	70,166	4,094,186
Reliance Steel & Aluminum Co.	60,710	5,479,685
Royal Gold, Inc.	8,764	796,910
Steel Dynamics, Inc.	42,793	1,509,309
United States Steel Corp.	40,325	785,934

		28,868,541

Paper & Forest Products (0.0%)
Domtar Corp.	14,247	707,363

Total Materials		91,128,777

Real Estate (10.6%)
Equity Real Estate Investment Trusts (REITs) (10.2%)
Alexandria Real Estate Equities, Inc. (REIT)	23,559	3,358,571
American Assets Trust, Inc. (REIT)	36,492	1,673,523
American Campus Communities, Inc. (REIT)	183,041	8,709,091
American Homes 4 Rent (REIT), Class A	59,221	1,345,501
Apartment Investment & Management Co. (REIT), Class A	35,784	1,799,577
Apple Hospitality REIT, Inc. (REIT)	49,640	809,132
AvalonBay Communities, Inc. (REIT)	31,594	6,341,864
Boston Properties, Inc. (REIT)	35,348	4,732,390
Brandywine Realty Trust (REIT)	40,031	634,892
Brixmor Property Group, Inc. (REIT)	297,414	5,463,495
Brookfield Property REIT, Inc. (REIT), Class A	28,795	590,010
Camden Property Trust (REIT)	20,304	2,060,856
Colony Capital, Inc. (REIT)	105,431	560,893
Columbia Property Trust, Inc. (REIT)	26,922	606,014
Corporate Office Properties Trust (REIT)	158,173	4,318,123
CubeSmart (REIT)	265,083	8,493,259
CyrusOne, Inc. (REIT)	23,971	1,257,039
Digital Realty Trust, Inc. (REIT)	47,047	5,598,593
Douglas Emmett, Inc. (REIT)	36,755	1,485,637
Duke Realty Corp. (REIT)	81,660	2,497,163
Empire State Realty Trust, Inc. (REIT), Class A	31,942	504,684
EPR Properties (REIT)	16,863	1,296,765
Equity Commonwealth (REIT)	26,844	877,530
Equity LifeStyle Properties, Inc. (REIT)	17,314	1,978,990
Equity Residential (REIT)	82,132	6,186,182
Essex Property Trust, Inc. (REIT)	15,042	4,350,748
Extra Space Storage, Inc. (REIT)	3,613	368,201
Federal Realty Investment Trust (REIT)	16,658	2,296,305
Gaming and Leisure Properties, Inc. (REIT)	29,522	1,138,664
HCP, Inc. (REIT)	109,736	3,434,737
Healthcare Trust of America, Inc. (REIT), Class A	47,201	1,349,477
Highwoods Properties, Inc. (REIT)	23,245	1,087,401
Hospitality Properties Trust (REIT)	37,237	979,705
Host Hotels & Resorts, Inc. (REIT)	167,587	3,167,394
Hudson Pacific Properties, Inc. (REIT)	30,937	1,064,852
Invitation Homes, Inc. (REIT)	78,485	1,909,540
Iron Mountain, Inc. (REIT)	64,994	2,304,687
iStar, Inc. (REIT)(x)	274,284	2,309,471
JBG SMITH Properties (REIT)	23,934	989,671
Kilroy Realty Corp. (REIT)	22,572	1,714,569
Kimco Realty Corp. (REIT)	93,053	1,721,480
Lamar Advertising Co. (REIT), Class A	1,826	144,729
Liberty Property Trust (REIT)	33,739	1,633,642
Life Storage, Inc. (REIT)	35,288	3,432,464
Macerich Co. (The) (REIT)	31,108	1,348,532
Medical Properties Trust, Inc. (REIT)	83,265	1,541,235
Mid-America Apartment Communities, Inc. (REIT)	77,880	8,514,620
National Retail Properties, Inc. (REIT)	36,194	2,004,786
Omega Healthcare Investors, Inc. (REIT)	41,102	1,568,041
Outfront Media, Inc. (REIT)	31,714	742,108
Paramount Group, Inc. (REIT)	47,678	676,551
Park Hotels & Resorts, Inc. (REIT)	168,469	5,236,016
Physicians Realty Trust (REIT)	206,242	3,879,412
PS Business Parks, Inc. (REIT)	23,314	3,656,335
Rayonier, Inc. (REIT)	29,511	930,187
Realty Income Corp. (REIT)	67,484	4,964,123
Regency Centers Corp. (REIT)	34,749	2,345,210
Retail Properties of America, Inc. (REIT), Class A	50,038	609,963
Retail Value, Inc. (REIT)	3,689	114,986
Senior Housing Properties Trust (REIT)	53,851	634,365
SITE Centers Corp. (REIT)	34,323	467,479
SL Green Realty Corp. (REIT)	19,131	1,720,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Spirit Realty Capital, Inc. (REIT)	19,608	$779,026
STORE Capital Corp. (REIT)	213,915	7,166,152
Sun Communities, Inc. (REIT)	19,215	2,277,362
UDR, Inc. (REIT)	62,710	2,850,797
Uniti Group, Inc. (REIT)(x)	37,715	422,031
Ventas, Inc. (REIT)	81,472	5,198,728
VEREIT, Inc. (REIT)	222,263	1,860,341
VICI Properties, Inc. (REIT)	91,691	2,006,199
Vornado Realty Trust (REIT)	39,440	2,659,834
Weingarten Realty Investors (REIT)	27,316	802,271
Welltower, Inc. (REIT)	85,201	6,611,598
Weyerhaeuser Co. (REIT)	173,346	4,565,934
WP Carey, Inc. (REIT)	36,341	2,846,591

		189,578,583

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	37,730	1,865,748
Howard Hughes Corp. (The)*	5,277	580,470
Jones Lang LaSalle, Inc.	26,624	4,104,888
Realogy Holdings Corp.(x)	28,264	322,210

		6,873,316

Total Real Estate		196,451,899

Utilities (7.1%)
Electric Utilities (2.8%)
Alliant Energy Corp.	153,496	7,234,266
Avangrid, Inc.	12,738	641,358
Edison International	72,729	4,503,380
Entergy Corp.	41,368	3,956,022
Evergy, Inc.	98,898	5,741,029
Eversource Energy	72,477	5,142,243
FirstEnergy Corp.	111,287	4,630,652
Hawaiian Electric Industries, Inc.	24,798	1,011,014
OGE Energy Corp.	45,603	1,966,401
PG&E Corp.*	118,342	2,106,488
Pinnacle West Capital Corp.	25,545	2,441,591
PPL Corp.	165,039	5,238,338
Xcel Energy, Inc.	116,451	6,545,711

		51,158,493

Gas Utilities (1.1%)
Atmos Energy Corp.	26,292	2,706,236
National Fuel Gas Co.	18,563	1,131,600
South Jersey Industries, Inc.	23,394	750,246
UGI Corp.	297,729	16,500,141

		21,088,223

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	151,344	2,736,300
NRG Energy, Inc.	66,487	2,824,368
Vistra Energy Corp.	90,746	2,362,118

		7,922,786

Multi-Utilities (2.5%)
Ameren Corp.	55,648	4,092,910
CenterPoint Energy, Inc.	114,633	3,519,233
CMS Energy Corp.	64,484	3,581,441
Consolidated Edison, Inc.	71,261	6,043,646
DTE Energy Co.	41,398	5,163,987
MDU Resources Group, Inc.	44,393	1,146,671
NiSource, Inc.	85,312	2,445,042
Public Service Enterprise Group, Inc.	115,496	6,861,617
Sempra Energy	62,658	7,886,136
WEC Energy Group, Inc.	72,235	5,712,344

		46,453,027

Water Utilities (0.3%)
American Water Works Co., Inc.	41,338	4,309,900
Aqua America, Inc.	40,717	1,483,727

		5,793,627

Total Utilities		132,416,156

Total Common Stocks (80.4%) (Cost $1,208,044,198)		1,488,456,373

EXCHANGE TRADED FUNDS (ETF):
Equity (10.1%)
iShares Core S&P Mid-Cap ETF	3,855	730,137
iShares Morningstar Mid-Cap ETF	4,666	877,218
iShares Morningstar Mid-Cap Growth ETF(x)	18,430	4,336,301
iShares Morningstar Mid-Cap Value ETF(x)‡	133,237	20,768,984
iShares Russell Mid-Cap ETF	11,620	626,899
iShares Russell Mid-Cap Growth ETF(x)	48,154	6,533,053
iShares Russell Mid-Cap Value ETF(x)	728,475	63,275,338
iShares S&P Mid-Cap 400 Growth ETF	54,860	12,019,826
iShares S&P Mid-Cap 400 Value ETF(x)	196,521	30,847,901
SPDR S&P 400 MidCap Value ETF	46,188	2,326,721
Vanguard Mid-Cap Growth ETF(x)	54,700	7,809,519
Vanguard Mid-Cap Value ETF(x)	340,700	36,754,716

Total Exchange Traded Funds (10.1%) (Cost $93,603,723)		186,906,613

SHORT-TERM INVESTMENTS:
Investment Company (3.6%)
JPMorgan Prime Money Market Fund, IM Shares	66,422,069	66,441,996

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $2,000,953, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,284,953, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,310,374.(xx)	1,284,680	1,284,680
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $2,040,428.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $107,136.(xx)	$100,000	$100,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $4,000,850, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $4,080,000.(xx)	4,000,000	4,000,000
Societe Generale SA, 2.51%, dated 3/29/19, due 4/1/19, repurchase price $4,000,837, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $4,448,807.(xx)	4,000,000	4,000,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $3,001,482, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $3,336,605.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		16,384,680

Total Short-Term Investments (4.5%) (Cost $82,808,073)		82,826,676

Total Investments in Securities (95.0%) (Cost $1,384,455,994)		1,758,189,662
Other Assets Less Liabilities (5.0%)		92,744,400

Net Assets (100%)		$1,850,934,062

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $30,442,619. This was collateralized by $14,989,170 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $16,384,680 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Mid-Cap Value ETF(x)	133,237	18,534,599	—	—	—	2,234,385	20,768,984	118,206	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	518	6/2019	USD	39,984,420	53,506
S&P 500 E-Mini Index	280	6/2019	USD	39,729,200	961,560
S&P Midcap 400 E-Mini Index	420	6/2019	USD	79,842,000	1,019,736

					2,034,802

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$39,393,193	$3,170,740	$—	$42,563,933
Consumer Discretionary	131,676,998	—	—	131,676,998
Consumer Staples	79,292,521	—	—	79,292,521
Energy	87,553,085	—	—	87,553,085
Financials	286,738,439	3,362,983	—	290,101,422
Health Care	85,178,950	—	—	85,178,950
Industrials	199,948,933	3,045,808	—	202,994,741
Information Technology	149,097,891	—	—	149,097,891
Materials	89,070,379	2,058,398	—	91,128,777
Real Estate	196,451,899	—	—	196,451,899
Utilities	132,416,156	—	—	132,416,156
Exchange Traded Funds	186,906,613	—	—	186,906,613
Futures	2,034,802	—	—	2,034,802
Short-Term Investments
Investment Company	66,441,996	—	—	66,441,996
Repurchase Agreements	—	16,384,680	—	16,384,680

Total Assets	$1,732,201,855	$28,022,609	$—	$1,760,224,464

Total Liabilities	$—	$—	$—	$—

Total	$1,732,201,855	$28,022,609	$—	$1,760,224,464

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$496,666,586
Aggregate gross unrealized depreciation	(131,935,507)

Net unrealized appreciation	$364,731,079

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,395,493,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.2%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	15,990	$501,446
CenturyLink, Inc.	2,100	25,179
Verizon Communications, Inc.	9,090	537,492

		1,064,117

Entertainment (0.8%)
Activision Blizzard, Inc.	1,680	76,490
Electronic Arts, Inc.*	660	67,076
Netflix, Inc.*	960	342,297
Take-Two Interactive Software, Inc.*	240	22,649
Viacom, Inc., Class B	780	21,895
Walt Disney Co. (The)	3,874	430,095

		960,502

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	660	776,747
Alphabet, Inc., Class C*	680	797,851
Facebook, Inc., Class A*	5,280	880,123
TripAdvisor, Inc.*	210	10,805
Twitter, Inc.*	1,590	52,279

		2,517,805

Media (0.6%)
CBS Corp. (Non-Voting), Class B	750	35,647
Charter Communications, Inc., Class A*	390	135,295
Comcast Corp., Class A	9,990	399,400
Discovery, Inc., Class A(x)*	330	8,916
Discovery, Inc., Class C*	780	19,828
DISH Network Corp., Class A*	510	16,162
Fox Corp., Class A*	770	28,267
Fox Corp., Class B*	359	12,881
Interpublic Group of Cos., Inc. (The)	850	17,859
News Corp., Class A	840	10,450
News Corp., Class B	270	3,372
Omnicom Group, Inc.	490	35,765

		723,842

Total Communication Services		5,266,266

Consumer Discretionary (4.2%)
Auto Components (0.1%)
Aptiv plc	570	45,309
BorgWarner, Inc.	450	17,285

		62,594

Automobiles (0.2%)
Ford Motor Co.	8,580	75,332
General Motors Co.	2,880	106,848
Harley-Davidson, Inc.	360	12,838

		195,018

Distributors (0.0%)
Genuine Parts Co.	330	36,970
LKQ Corp.*	690	19,582

		56,552

Diversified Consumer Services (0.0%)
H&R Block, Inc.	450	10,773

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	870	44,126
Chipotle Mexican Grill, Inc.*	50	35,515
Darden Restaurants, Inc.	270	32,797
Hilton Worldwide Holdings, Inc.	660	54,853
Marriott International, Inc., Class A	630	78,807
McDonald’s Corp.	1,680	319,032
MGM Resorts International	1,110	28,483
Norwegian Cruise Line Holdings Ltd.*	480	26,381
Royal Caribbean Cruises Ltd.	390	44,702
Starbucks Corp.	2,730	202,948
Wynn Resorts Ltd.	220	26,250
Yum! Brands, Inc.	690	68,869

		962,763

Household Durables (0.1%)
DR Horton, Inc.	750	31,035
Garmin Ltd.	270	23,315
Leggett & Platt, Inc.	300	12,666
Lennar Corp., Class A	630	30,927
Mohawk Industries, Inc.*	150	18,922
Newell Brands, Inc.	930	14,266
PulteGroup, Inc.	570	15,937
Whirlpool Corp.	150	19,934

		167,002

Internet & Direct Marketing Retail (1.5%)
Amazon.com, Inc.*	914	1,627,605
Booking Holdings, Inc.*	100	174,491
eBay, Inc.	1,990	73,909
Expedia Group, Inc.	270	32,130

		1,908,135

Leisure Products (0.0%)
Hasbro, Inc.	270	22,955
Mattel, Inc.(x)*	750	9,750

		32,705

Multiline Retail (0.2%)
Dollar General Corp.	580	69,194
Dollar Tree, Inc.*	520	54,621
Kohl’s Corp.	360	24,757
Macy’s, Inc.	680	16,340
Nordstrom, Inc.	250	11,095
Target Corp.	1,150	92,299

		268,306

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	160	27,285
AutoZone, Inc.*	60	61,447
Best Buy Co., Inc.	510	36,240
CarMax, Inc.*	380	26,524
Foot Locker, Inc.	250	15,150
Gap, Inc. (The)	470	12,305
Home Depot, Inc. (The)	2,480	475,887
L Brands, Inc.	500	13,790
Lowe’s Cos., Inc.	1,770	193,762
O’Reilly Automotive, Inc.*	180	69,894
Ross Stores, Inc.	820	76,342
Tiffany & Co.	240	25,332
TJX Cos., Inc. (The)	2,720	144,731
Tractor Supply Co.	270	26,395
Ulta Beauty, Inc.*	120	41,848

		1,246,932

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	330	15,098
Hanesbrands, Inc.	780	13,946
NIKE, Inc., Class B	2,790	234,946
PVH Corp.	180	21,951
Ralph Lauren Corp.	120	15,562
Tapestry, Inc.	630	20,469
Under Armour, Inc., Class A*	420	8,879
Under Armour, Inc., Class C*	420	7,925
VF Corp.	720	62,575

		401,351

Total Consumer Discretionary		5,312,131

Consumer Staples (3.0%)
Beverages (0.7%)
Brown-Forman Corp., Class B	360	19,001
Coca-Cola Co. (The)	8,430	395,030
Constellation Brands, Inc., Class A	360	63,119

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Brewing Co., Class B	420	$25,053
Monster Beverage Corp.*	880	48,030
PepsiCo, Inc.	3,090	378,679

		928,912

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	960	232,454
Kroger Co. (The)	1,750	43,050
Sysco Corp.	1,050	70,098
Walgreens Boots Alliance, Inc.	1,770	111,988
Walmart, Inc.	3,130	305,269

		762,859

Food Products (0.5%)
Archer-Daniels-Midland Co.	1,230	53,050
Campbell Soup Co.	420	16,015
Conagra Brands, Inc.	1,080	29,959
General Mills, Inc.	1,320	68,310
Hershey Co. (The)	300	34,449
Hormel Foods Corp.	600	26,856
JM Smucker Co. (The)	240	27,960
Kellogg Co.	570	32,707
Kraft Heinz Co. (The)	1,380	45,057
Lamb Weston Holdings, Inc.	330	24,730
McCormick & Co., Inc. (Non-Voting)	270	40,670
Mondelez International, Inc., Class A	3,210	160,243
Tyson Foods, Inc., Class A	660	45,824

		605,830

Household Products (0.7%)
Church & Dwight Co., Inc.	540	38,464
Clorox Co. (The)	270	43,324
Colgate-Palmolive Co.	1,920	131,597
Kimberly-Clark Corp.	750	92,925
Procter & Gamble Co. (The)	5,490	571,235

		877,545

Personal Products (0.1%)
Coty, Inc., Class A	990	11,385
Estee Lauder Cos., Inc. (The), Class A	480	79,464

		90,849

Tobacco (0.4%)
Altria Group, Inc.	4,140	237,760
Philip Morris International, Inc.	3,420	302,294

		540,054

Total Consumer Staples		3,806,049

Energy (2.2%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	1,140	31,601
Halliburton Co.	1,920	56,256
Helmerich & Payne, Inc.	240	13,334
National Oilwell Varco, Inc.	840	22,378
Schlumberger Ltd.	3,030	132,017
TechnipFMC plc	930	21,874

		277,460

Oil, Gas & Consumable Fuels (2.0%)
Anadarko Petroleum Corp.	1,110	50,483
Apache Corp.	840	29,114
Cabot Oil & Gas Corp.	960	25,056
Chevron Corp.	4,200	517,356
Cimarex Energy Co.	210	14,679
Concho Resources, Inc.	450	49,932
ConocoPhillips	2,520	168,185
Devon Energy Corp.	1,020	32,191
Diamondback Energy, Inc.	330	33,505
EOG Resources, Inc.	1,260	119,927
Exxon Mobil Corp.	9,300	751,440
Hess Corp.	540	32,524
HollyFrontier Corp.	360	17,737
Kinder Morgan, Inc.	4,170	83,442
Marathon Oil Corp.	1,830	30,579
Marathon Petroleum Corp.	1,530	91,570
Noble Energy, Inc.	1,050	25,967
Occidental Petroleum Corp.	1,650	109,230
ONEOK, Inc.	900	62,856
Phillips 66	930	88,508
Pioneer Natural Resources Co.	360	54,821
Valero Energy Corp.	930	78,892
Williams Cos., Inc. (The)	2,670	76,682

		2,544,676

Total Energy		2,822,136

Financials (5.3%)
Banks (2.2%)
Bank of America Corp.	20,070	553,731
BB&T Corp.	1,680	78,170
Citigroup, Inc.	5,370	334,121
Citizens Financial Group, Inc.	1,020	33,150
Comerica, Inc.	360	26,395
Fifth Third Bancorp	1,440	36,317
First Republic Bank	360	36,166
Huntington Bancshares, Inc.	2,340	29,671
JPMorgan Chase & Co.	7,320	741,004
KeyCorp	2,280	35,910
M&T Bank Corp.	300	47,106
People’s United Financial, Inc.	840	13,810
PNC Financial Services Group, Inc. (The)	1,020	125,113
Regions Financial Corp.	2,280	32,262
SunTrust Banks, Inc.	990	58,658
SVB Financial Group*	120	26,683
US Bancorp	3,330	160,473
Wells Fargo & Co.	9,300	449,376
Zions Bancorp NA	420	19,072

		2,837,188

Capital Markets (1.1%)
Affiliated Managers Group, Inc.	120	12,853
Ameriprise Financial, Inc.	300	38,430
Bank of New York Mellon Corp. (The)	2,010	101,364
BlackRock, Inc.	270	115,390
Cboe Global Markets, Inc.	240	22,906
Charles Schwab Corp. (The)	2,640	112,886
CME Group, Inc.	780	128,373
E*TRADE Financial Corp.	570	26,465
Franklin Resources, Inc.	660	21,872
Goldman Sachs Group, Inc. (The)	750	143,993
Intercontinental Exchange, Inc.	1,260	95,936
Invesco Ltd.	900	17,379
Moody’s Corp.	360	65,192
Morgan Stanley	2,880	121,536
MSCI, Inc.	180	35,791
Nasdaq, Inc.	240	20,998
Northern Trust Corp.	480	43,397
Raymond James Financial, Inc.	270	21,711
S&P Global, Inc.	540	113,697
State Street Corp.	840	55,280
T. Rowe Price Group, Inc.	540	54,065

		1,369,514

Consumer Finance (0.3%)
American Express Co.	1,530	167,229
Capital One Financial Corp.	1,050	85,775
Discover Financial Services	750	53,370
Synchrony Financial	1,440	45,936

		352,310

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	4,290	861,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Jefferies Financial Group, Inc.	570	$10,710

		872,528

Insurance (1.0%)
Aflac, Inc.	1,680	84,000
Allstate Corp. (The)	750	70,635
American International Group, Inc.	1,950	83,967
Aon plc	540	92,178
Arthur J Gallagher & Co.	390	30,459
Assurant, Inc.	120	11,389
Brighthouse Financial, Inc.*	270	9,798
Chubb Ltd.	1,020	142,882
Cincinnati Financial Corp.	330	28,347
Everest Re Group Ltd.	90	19,436
Hartford Financial Services Group, Inc. (The)	780	38,782
Lincoln National Corp.	480	28,176
Loews Corp.	600	28,758
Marsh & McLennan Cos., Inc.	1,110	104,229
MetLife, Inc.	2,160	91,951
Principal Financial Group, Inc.	570	28,608
Progressive Corp. (The)	1,290	92,996
Prudential Financial, Inc.	900	82,692
Torchmark Corp.	240	19,668
Travelers Cos., Inc. (The)	570	78,181
Unum Group	480	16,239
Willis Towers Watson plc	300	52,695

		1,236,066

Total Financials		6,667,606

Health Care (6.0%)
Biotechnology (1.0%)
AbbVie, Inc.	3,300	265,947
Alexion Pharmaceuticals, Inc.*	480	64,886
Amgen, Inc.	1,410	267,872
Biogen, Inc.*	450	106,371
Celgene Corp.*	1,530	144,340
Gilead Sciences, Inc.	2,850	185,278
Incyte Corp.*	390	33,544
Regeneron Pharmaceuticals, Inc.*	180	73,912
Vertex Pharmaceuticals, Inc.*	570	104,852

		1,247,002

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	3,870	309,368
ABIOMED, Inc.*	90	25,703
Align Technology, Inc.*	150	42,650
Baxter International, Inc.	1,080	87,815
Becton Dickinson and Co.	600	149,838
Boston Scientific Corp.*	3,030	116,291
Cooper Cos., Inc. (The)	120	35,540
Danaher Corp.	1,350	178,227
Dentsply Sirona, Inc.	480	23,803
Edwards Lifesciences Corp.*	450	86,099
Hologic, Inc.*	600	29,040
IDEXX Laboratories, Inc.*	180	40,248
Intuitive Surgical, Inc.*	240	136,939
Medtronic plc	2,940	267,775
ResMed, Inc.	300	31,191
Stryker Corp.	690	136,289
Teleflex, Inc.	90	27,194
Varian Medical Systems, Inc.*	210	29,761
Zimmer Biomet Holdings, Inc.	450	57,465

		1,811,236

Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	330	26,241
Anthem, Inc.	570	163,579
Cardinal Health, Inc.	660	31,779
Centene Corp.*	900	47,790
Cigna Corp.	840	135,089
CVS Health Corp.	2,840	153,161
DaVita, Inc.*	270	14,658
HCA Healthcare, Inc.	600	78,228
Henry Schein, Inc.*	330	19,836
Humana, Inc.	300	79,800
Laboratory Corp. of America Holdings*	210	32,126
McKesson Corp.	420	49,165
Quest Diagnostics, Inc.	300	26,976
UnitedHealth Group, Inc.	2,130	526,664
Universal Health Services, Inc., Class B	180	24,079
WellCare Health Plans, Inc.*	120	32,370

		1,441,541

Health Care Technology (0.0%)
Cerner Corp.*	720	41,191

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	690	55,462
Illumina, Inc.*	330	102,528
IQVIA Holdings, Inc.*	360	51,786
Mettler-Toledo International, Inc.*	60	43,380
PerkinElmer, Inc.	240	23,127
Thermo Fisher Scientific, Inc.	870	238,136
Waters Corp.*	180	45,308

		559,727

Pharmaceuticals (2.0%)
Allergan plc	690	101,023
Bristol-Myers Squibb Co.	3,600	171,756
Eli Lilly & Co.	1,916	248,620
Johnson & Johnson	5,910	826,159
Merck & Co., Inc.	5,730	476,564
Mylan NV*	1,140	32,308
Nektar Therapeutics*	390	13,104
Perrigo Co. plc	270	13,003
Pfizer, Inc.	12,301	522,423
Zoetis, Inc.	1,050	105,704

		2,510,664

Total Health Care		7,611,361

Industrials (4.0%)
Aerospace & Defense (1.1%)
Arconic, Inc.	960	18,346
Boeing Co. (The)	1,170	446,262
General Dynamics Corp.	600	101,568
Harris Corp.	270	43,122
Huntington Ingalls Industries, Inc.	90	18,648
L3 Technologies, Inc.	180	37,147
Lockheed Martin Corp.	540	162,086
Northrop Grumman Corp.	390	105,144
Raytheon Co.	630	114,710
Textron, Inc.	540	27,356
TransDigm Group, Inc.*	120	54,479
United Technologies Corp.	1,770	228,135

		1,357,003

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	300	26,097
Expeditors International of Washington, Inc.	390	29,601
FedEx Corp.	540	97,962
United Parcel Service, Inc., Class B	1,530	170,962

		324,622

Airlines (0.2%)
Alaska Air Group, Inc.	270	15,152
American Airlines Group, Inc.	900	28,584
Delta Air Lines, Inc.	1,380	71,277
Southwest Airlines Co.	1,110	57,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Continental Holdings, Inc.*	510	$40,688

		213,321

Building Products (0.1%)
Allegion plc	210	19,049
AO Smith Corp.	330	17,596
Fortune Brands Home & Security, Inc.	300	14,283
Johnson Controls International plc	2,040	75,358
Masco Corp.	660	25,944

		152,230

Commercial Services & Supplies (0.2%)
Cintas Corp.	190	38,401
Copart, Inc.*	450	27,265
Republic Services, Inc.	480	38,582
Rollins, Inc.	330	13,735
Waste Management, Inc.	860	89,363

		207,346

Construction & Engineering (0.0%)
Fluor Corp.	300	11,040
Jacobs Engineering Group, Inc.	260	19,550
Quanta Services, Inc.	330	12,454

		43,044

Electrical Equipment (0.2%)
AMETEK, Inc.	510	42,315
Eaton Corp. plc	960	77,338
Emerson Electric Co.	1,380	94,488
Rockwell Automation, Inc.	270	47,374

		261,515

Industrial Conglomerates (0.6%)
3M Co.	1,280	265,958
General Electric Co.	19,110	190,909
Honeywell International, Inc.	1,620	257,450
Roper Technologies, Inc.	240	82,073

		796,390

Machinery (0.7%)
Caterpillar, Inc.	1,290	174,782
Cummins, Inc.	330	52,097
Deere & Co.	720	115,085
Dover Corp.	330	30,954
Flowserve Corp.	300	13,542
Fortive Corp.	660	55,367
Illinois Tool Works, Inc.	660	94,730
Ingersoll-Rand plc	540	58,293
PACCAR, Inc.	780	53,149
Parker-Hannifin Corp.	300	51,486
Pentair plc	360	16,024
Snap-on, Inc.	120	18,782
Stanley Black & Decker, Inc.	330	44,936
Wabtec Corp.	102	7,520
Xylem, Inc.	390	30,826

		817,573

Professional Services (0.1%)
Equifax, Inc.	270	31,995
IHS Markit Ltd.*	790	42,960
Nielsen Holdings plc	780	18,463
Robert Half International, Inc.	270	17,593
Verisk Analytics, Inc.	360	47,880

		158,891

Road & Rail (0.4%)
CSX Corp.	1,770	132,431
JB Hunt Transport Services, Inc.	180	18,232
Kansas City Southern	210	24,356
Norfolk Southern Corp.	600	112,134
Union Pacific Corp.	1,620	270,864

		558,017

Trading Companies & Distributors (0.1%)
Fastenal Co.	630	40,515
United Rentals, Inc.*	180	20,565
WW Grainger, Inc.	90	27,084

		88,164

Total Industrials		4,978,116

Information Technology (8.8%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	120	37,735
Cisco Systems, Inc.	9,900	534,501
F5 Networks, Inc.*	130	20,401
Juniper Networks, Inc.	750	19,853
Motorola Solutions, Inc.	360	50,551

		663,041

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	660	62,330
Corning, Inc.	1,770	58,587
FLIR Systems, Inc.	300	14,274
IPG Photonics Corp.*	90	13,660
Keysight Technologies, Inc.*	420	36,624
TE Connectivity Ltd.	750	60,563

		246,038

IT Services (2.1%)
Accenture plc, Class A	1,400	246,428
Akamai Technologies, Inc.*	360	25,816
Alliance Data Systems Corp.	100	17,498
Automatic Data Processing, Inc.	960	153,350
Broadridge Financial Solutions, Inc.	270	27,996
Cognizant Technology Solutions Corp., Class A	1,270	92,011
DXC Technology Co.	620	39,872
Fidelity National Information Services, Inc.	720	81,432
Fiserv, Inc.*	880	77,686
FleetCor Technologies, Inc.*	180	44,386
Gartner, Inc.*	210	31,853
Global Payments, Inc.	350	47,782
International Business Machines Corp.	2,010	283,611
Jack Henry & Associates, Inc.	170	23,586
Mastercard, Inc., Class A	2,010	473,255
Paychex, Inc.	700	56,140
PayPal Holdings, Inc.*	2,590	268,946
Total System Services, Inc.	360	34,204
VeriSign, Inc.*	230	41,759
Visa, Inc., Class A	3,870	604,455
Western Union Co. (The)	970	17,916

		2,689,982

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	1,920	48,998
Analog Devices, Inc.	810	85,269
Applied Materials, Inc.	2,160	85,666
Broadcom, Inc.	900	270,639
Intel Corp.	10,020	538,074
KLA-Tencor Corp.	330	39,405
Lam Research Corp.	330	59,073
Maxim Integrated Products, Inc.	600	31,902
Microchip Technology, Inc.	510	42,310
Micron Technology, Inc.*	2,460	101,672
NVIDIA Corp.	1,350	242,406
Qorvo, Inc.*	270	19,367
QUALCOMM, Inc.	2,670	152,270
Skyworks Solutions, Inc.	390	32,167
Texas Instruments, Inc.	2,100	222,747
Xilinx, Inc.	570	72,270

		2,044,235

Software (2.7%)
Adobe, Inc.*	1,080	287,809
ANSYS, Inc.*	180	32,888
Autodesk, Inc.*	480	74,794

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	630	$40,011
Citrix Systems, Inc.	280	27,905
Fortinet, Inc.*	330	27,710
Intuit, Inc.	570	149,004
Microsoft Corp.	16,980	2,002,621
Oracle Corp.	5,610	301,313
Red Hat, Inc.*	390	71,253
salesforce.com, Inc.*	1,680	266,062
Symantec Corp.	1,400	32,186
Synopsys, Inc.*	330	37,999

		3,351,555

Technology Hardware, Storage & Peripherals (1.7%)
Apple, Inc.	9,900	1,880,505
Hewlett Packard Enterprise Co.	3,130	48,296
HP, Inc.	3,480	67,616
NetApp, Inc.	540	37,444
Seagate Technology plc	570	27,297
Western Digital Corp.	630	30,278
Xerox Corp.	450	14,391

		2,105,827

Total Information Technology		11,100,678

Materials (1.1%)
Chemicals (0.8%)
Air Products & Chemicals, Inc.	480	91,660
Albemarle Corp.	240	19,675
Celanese Corp.	300	29,583
CF Industries Holdings, Inc.	510	20,849
DowDuPont, Inc.	5,040	268,682
Eastman Chemical Co.	300	22,764
Ecolab, Inc.	570	100,628
FMC Corp.	300	23,046
International Flavors & Fragrances, Inc.	210	27,046
Linde plc	1,200	211,116
LyondellBasell Industries NV, Class A	690	58,015
Mosaic Co. (The)	780	21,302
PPG Industries, Inc.	540	60,950
Sherwin-Williams Co. (The)	180	77,528

		1,032,844

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	150	30,177
Vulcan Materials Co.	300	35,520

		65,697

Containers & Packaging (0.1%)
Avery Dennison Corp.	180	20,340
Ball Corp.	750	43,395
International Paper Co.	900	41,643
Packaging Corp. of America	210	20,870
Sealed Air Corp.	330	15,200
Westrock Co.	570	21,859

		163,307

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,180	40,990
Newmont Mining Corp.	1,170	41,851
Nucor Corp.	690	40,262

		123,103

Total Materials		1,384,951

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	240	34,214
American Tower Corp. (REIT)	960	189,178
Apartment Investment & Management Co. (REIT), Class A	330	16,596
AvalonBay Communities, Inc. (REIT)	300	60,219
Boston Properties, Inc. (REIT)	330	44,180
Crown Castle International Corp. (REIT)	900	115,200
Digital Realty Trust, Inc. (REIT)	450	53,550
Duke Realty Corp. (REIT)	780	23,852
Equinix, Inc. (REIT)	180	81,569
Equity Residential (REIT)	810	61,009
Essex Property Trust, Inc. (REIT)	150	43,386
Extra Space Storage, Inc. (REIT)	270	27,516
Federal Realty Investment Trust (REIT)	150	20,677
HCP, Inc. (REIT)	1,050	32,865
Host Hotels & Resorts, Inc. (REIT)	1,620	30,618
Iron Mountain, Inc. (REIT)	630	22,340
Kimco Realty Corp. (REIT)	930	17,205
Macerich Co. (The) (REIT)	240	10,404
Mid-America Apartment Communities, Inc. (REIT)	240	26,239
Prologis, Inc. (REIT)	1,380	99,291
Public Storage (REIT)	330	71,867
Realty Income Corp. (REIT)	660	48,550
Regency Centers Corp. (REIT)	360	24,296
SBA Communications Corp. (REIT)*	240	47,918
Simon Property Group, Inc. (REIT)	690	125,725
SL Green Realty Corp. (REIT)	180	16,186
UDR, Inc. (REIT)	600	27,276
Ventas, Inc. (REIT)	780	49,772
Vornado Realty Trust (REIT)	390	26,302
Welltower, Inc. (REIT)	840	65,184
Weyerhaeuser Co. (REIT)	1,650	43,461

		1,556,645

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	690	34,121

Total Real Estate		1,590,766

Utilities (1.3%)
Electric Utilities (0.8%)
Alliant Energy Corp.	510	24,036
American Electric Power Co., Inc.	1,080	90,450
Duke Energy Corp.	1,560	140,400
Edison International	720	44,582
Entergy Corp.	390	37,296
Evergy, Inc.	570	33,089
Eversource Energy	690	48,955
Exelon Corp.	2,130	106,777
FirstEnergy Corp.	1,080	44,939
NextEra Energy, Inc.	1,050	202,986
Pinnacle West Capital Corp.	240	22,939
PPL Corp.	1,590	50,467
Southern Co. (The)	2,250	116,280
Xcel Energy, Inc.	1,140	64,079

		1,027,275

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	1,470	26,578
NRG Energy, Inc.	630	26,762

		53,340

Multi-Utilities (0.5%)
Ameren Corp.	540	39,717
CenterPoint Energy, Inc.	1,110	34,077
CMS Energy Corp.	630	34,990
Consolidated Edison, Inc.	690	58,519
Dominion Energy, Inc.	1,680	128,789
DTE Energy Co.	390	48,649
NiSource, Inc.	810	23,215
Public Service Enterprise Group, Inc.	1,110	65,945
Sempra Energy	600	75,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
WEC Energy Group, Inc.	690	$54,565

		563,982

Water Utilities (0.0%)
American Water Works Co., Inc.	390	40,661

Total Utilities		1,685,258

Total Common Stocks (41.4%) (Cost $50,591,599)		52,225,318

EXCHANGE TRADED FUNDS (ETF):
Equity (29.9%)
iShares MSCI EAFE ETF	397,815	25,802,281
SPDR S&P MidCap 400 ETF Trust	18,168	6,275,227
Vanguard Small-Cap ETF	36,724	5,611,427

Total Exchange Traded Funds (29.9%) (Cost $38,739,976)		37,688,935

SHORT-TERM INVESTMENTS:
Investment Company (23.3%)
JPMorgan Prime Money Market Fund, IM Shares	29,306,842	29,315,635

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (3.9%)
U.S. Treasury Bills 2.37%, 6/27/19(p)	$4,989,400	4,960,608

Total Short-Term Investments (27.2%) (Cost $34,273,447)		34,276,243

Total Investments in Securities (98.5%) (Cost $123,605,022)		124,190,496
Other Assets Less Liabilities (1.5%)		1,955,061

Net Assets (100%)		$126,145,557

*	Non-income producing.

(p)	Yield to maturity.

(x)

All or a portion of security is on loan at March 31, 2019, the Portfolio had loaned securities with a total value of $15,989. This was collateralized by $16,754 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-11/15/48.

Glossary:

AUD — Australian Dollar

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	180	6/2019	EUR	6,606,659	61,352
FTSE 100 Index	6	6/2019	GBP	563,557	(2,947)
MSCI EAFE E-Mini Index	44	6/2019	USD	4,106,080	21,474
Russell 2000 E-Mini Index	8	6/2019	USD	617,520	(12,540)
S&P 500 E-Mini Index	43	6/2019	USD	6,101,270	33,485
SPI 200 Index	2	6/2019	AUD	219,086	(120)
TOPIX Index	16	6/2019	JPY	2,298,294	(6,964)
U.S. Treasury 10 Year Note	60	6/2019	USD	7,453,125	72,089
U.S. Treasury 5 Year Note	16	6/2019	USD	1,853,250	19,479

					185,308

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	163,954	USD	116,041	JPMorgan Chase Bank	6/17/2019	542
GBP	156,961	USD	203,184	JPMorgan Chase Bank	6/17/2019	2,037
NOK	7,522,715	USD	868,824	JPMorgan Chase Bank	6/17/2019	5,978
SEK	12,405,292	USD	1,330,050	JPMorgan Chase Bank	6/17/2019	11,995
USD	1,522,060	EUR	1,346,505	Goldman Sachs International	6/17/2019	1,733
USD	1,883,854	EUR	1,655,000	Morgan Stanley	6/17/2019	15,209
USD	2,166,108	EUR	1,885,108	Natwest Markets plc	6/17/2019	37,650
USD	206,116	GBP	156,961	JPMorgan Chase Bank	6/17/2019	895
USD	548,313	GBP	415,000	Natwest Markets plc	6/17/2019	5,714
USD	332,871	JPY	36,560,527	JPMorgan Chase Bank	6/17/2019	1,000
USD	893,590	NZD	1,303,000	JPMorgan Chase Bank	6/17/2019	4,927
USD	923,167	SEK	8,499,425	Natwest Markets plc	6/17/2019	3,672

Total unrealized appreciation						91,352

AUD	928,808	USD	672,270	JPMorgan Chase Bank	6/17/2019	(11,826)
EUR	2,496,350	USD	2,861,617	BNP Paribas	6/17/2019	(43,012)
EUR	1,745,084	USD	1,992,514	JPMorgan Chase Bank	6/17/2019	(22,156)
GBP	522,475	USD	686,230	BNP Paribas	6/17/2019	(3,111)
NZD	3,976,219	USD	2,726,432	BNP Paribas	6/17/2019	(14,601)
NZD	503,000	USD	344,223	JPMorgan Chase Bank	6/17/2019	(1,170)
SEK	1,026,725	USD	111,502	JPMorgan Chase Bank	6/17/2019	(428)
USD	57,715	AUD	81,196	Natwest Markets plc	6/17/2019	(21)
USD	1,915,959	CHF	1,917,032	BNP Paribas	6/17/2019	(23,371)
USD	1,104,574	JPY	122,377,000	BNP Paribas	6/17/2019	(6,277)
USD	767,693	JPY	84,679,484	JPMorgan Chase Bank	6/17/2019	(967)

Total unrealized depreciation						(126,940)

Net unrealized depreciation						(35,588)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,266,266	$—	$—	$5,266,266
Consumer Discretionary	5,312,131	—	—	5,312,131
Consumer Staples	3,806,049	—	—	3,806,049
Energy	2,822,136	—	—	2,822,136
Financials	6,667,606	—	—	6,667,606
Health Care	7,611,361	—	—	7,611,361
Industrials	4,978,116	—	—	4,978,116
Information Technology	11,100,678	—	—	11,100,678
Materials	1,384,951	—	—	1,384,951
Real Estate	1,590,766	—	—	1,590,766
Utilities	1,685,258	—	—	1,685,258
Exchange Traded Funds	37,688,935	—	—	37,688,935
Forward Currency Contracts	—	91,352	—	91,352
Futures	207,879	—	—	207,879
Short-Term Investments
Investment Company	29,315,635	—	—	29,315,635
U.S. Treasury Obligations	—	4,960,608	—	4,960,608

Total Assets	$119,437,767	$5,051,960	$—	$124,489,727

Liabilities:
Forward Currency Contracts	$—	$(126,940)	$—	$(126,940)
Futures	(22,571)	—	—	(22,571)

Total Liabilities	$(22,571)	$(126,940)	$—	$(149,511)

Total	$119,415,196	$4,925,020	$—	$124,340,216

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,586,645
Aggregate gross unrealized depreciation	(2,195,067)

Net unrealized appreciation	$391,578

Federal income tax cost of investments in securities and derivative instruments, if applicable	$123,948,638

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.5%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	91,168	$2,859,028
Bezeq The Israeli Telecommunication Corp. Ltd.	14,606	10,474
BT Group plc	74,255	215,623
CenturyLink, Inc.	11,900	142,681
Deutsche Telekom AG (Registered)	29,648	492,047
Elisa OYJ	1,328	59,915
HKT Trust & HKT Ltd.	32,415	52,112
Iliad SA	256	25,702
Koninklijke KPN NV	28,725	91,060
Nippon Telegraph & Telephone Corp.	6,146	260,802
Orange SA	17,706	287,995
PCCW Ltd.	31,094	19,330
Proximus SADP	1,481	42,712
Singapore Telecommunications Ltd.	72,285	161,078
Spark New Zealand Ltd.	15,677	40,569
Swisscom AG (Registered)(x)	234	114,444
Telecom Italia SpA*	148,910	89,834
Telefonica Deutschland Holding AG	6,587	20,682
Telefonica SA	41,397	346,839
Telenor ASA	6,659	133,335
Telia Co. AB	24,046	108,497
Telstra Corp. Ltd.	35,563	83,835
TPG Telecom Ltd.	2,569	12,678
United Internet AG (Registered)	1,130	41,234
Verizon Communications, Inc.	51,750	3,059,977

		8,772,483

Entertainment (0.9%)
Activision Blizzard, Inc.	9,561	435,312
DeNA Co. Ltd.	1,048	15,763
Electronic Arts, Inc.*	3,750	381,113
Konami Holdings Corp.	905	39,236
Netflix, Inc.*	5,480	1,953,949
Nexon Co. Ltd.	3,839	60,063
Nintendo Co. Ltd.	1,020	290,456
Take-Two Interactive Software, Inc.*	1,431	135,044
Toho Co. Ltd.	990	39,705
Ubisoft Entertainment SA*	732	65,164
Viacom, Inc., Class B	4,400	123,508
Vivendi SA	9,247	267,930
Walt Disney Co. (The)	22,110	2,454,852

		6,262,095

Interactive Media & Services (2.2%)
Alphabet, Inc., Class A*	3,790	4,460,413
Alphabet, Inc., Class C*	3,870	4,540,710
Auto Trader Group plc(m)	8,214	55,802
Facebook, Inc., Class A*	30,090	5,015,702
Kakaku.com, Inc.(x)	1,312	25,179
LINE Corp.(x)*	624	21,986
REA Group Ltd.	468	24,823
TripAdvisor, Inc.*	1,250	64,313
Twitter, Inc.*	9,031	296,939
Yahoo Japan Corp.	24,470	59,834

		14,565,701

Media (0.8%)
Axel Springer SE	493	25,461
CBS Corp. (Non-Voting), Class B	4,200	199,626
Charter Communications, Inc., Class A*	2,236	775,691
Comcast Corp., Class A	56,850	2,272,863
CyberAgent, Inc.	882	35,931
Dentsu, Inc.	1,954	82,423
Discovery, Inc., Class A(x)*	1,950	52,689
Discovery, Inc., Class C*	4,490	114,136
DISH Network Corp., Class A*	2,825	89,524
Eutelsat Communications SA	1,519	26,573
Fox Corp., Class A*	4,400	161,524
Fox Corp., Class B*	2,033	72,944
Hakuhodo DY Holdings, Inc.	2,066	33,144
Informa plc	10,926	105,904
Interpublic Group of Cos., Inc. (The)	4,770	100,218
ITV plc	30,951	51,237
JCDecaux SA	687	20,900
News Corp., Class A	4,800	59,712
News Corp., Class B	1,550	19,359
Omnicom Group, Inc.	2,800	204,372
Pearson plc	6,895	75,094
ProSiebenSat.1 Media SE	2,161	30,835
Publicis Groupe SA	1,928	103,227
RTL Group SA	344	18,792
Schibsted ASA, Class B	920	32,960
SES SA (FDR)	3,340	51,947
Singapore Press Holdings Ltd.	11,960	21,268
Telenet Group Holding NV	462	22,223
WPP plc	11,092	117,134

		4,977,711

Wireless Telecommunication Services (0.3%)
1&1 Drillisch AG	527	18,764
KDDI Corp.	15,808	340,179
Millicom International Cellular SA (SDR)	645	39,162
NTT DOCOMO, Inc.	11,872	262,602
Softbank Corp.(x)	15,000	168,772
SoftBank Group Corp.	7,329	710,549
Tele2 AB, Class B	4,423	58,919
Vodafone Group plc	236,665	430,926

		2,029,873

Total Communication Services		36,607,863

Consumer Discretionary (6.5%)
Auto Components (0.2%)
Aisin Seiki Co. Ltd.	1,526	54,456
Aptiv plc	3,300	262,317
BorgWarner, Inc.	2,600	99,866
Bridgestone Corp.	5,445	209,586
Cie Generale des Etablissements Michelin SCA	1,551	183,379
Continental AG	992	149,335
Denso Corp.	3,914	152,456
Faurecia SA	709	29,809
Koito Manufacturing Co. Ltd.	962	54,423
Minth Group Ltd.(x)	6,443	20,273
NGK Spark Plug Co. Ltd.	1,383	25,631
Nokian Renkaat OYJ	1,130	37,824
Pirelli & C SpA(m)*	3,486	22,438
Stanley Electric Co. Ltd.	1,203	32,292
Sumitomo Electric Industries Ltd.	6,789	89,954
Sumitomo Rubber Industries Ltd.	1,478	17,710
Toyoda Gosei Co. Ltd.	700	14,805
Toyota Industries Corp.	1,374	68,805
Valeo SA	2,126	61,648
Yokohama Rubber Co. Ltd. (The)	1,089	20,202

		1,607,209

Automobiles (0.7%)
Bayerische Motoren Werke AG	2,945	227,119
Bayerische Motoren Werke AG (Preference)(q)	529	34,774
Daimler AG (Registered)	8,099	474,694
Ferrari NV	1,088	145,845
Fiat Chrysler Automobiles NV	9,730	144,859
Ford Motor Co.	48,950	429,781
General Motors Co.	16,400	608,440
Harley-Davidson, Inc.	2,000	71,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Honda Motor Co. Ltd.	14,571	$393,758
Isuzu Motors Ltd.	5,064	66,436
Mazda Motor Corp.	4,858	54,287
Mitsubishi Motors Corp.	5,730	30,400
Nissan Motor Co. Ltd.(x)	20,342	166,693
Peugeot SA	5,238	127,738
Porsche Automobil Holding SE (Preference)(q)	1,377	86,408
Renault SA	1,767	116,767
Subaru Corp.	5,420	123,360
Suzuki Motor Corp.	3,126	138,150
Toyota Motor Corp.	20,235	1,184,376
Volkswagen AG	305	49,644
Volkswagen AG (Preference)(q)	1,649	259,559
Yamaha Motor Co. Ltd.	2,568	50,303

		4,984,711

Distributors (0.1%)
Genuine Parts Co.	1,850	207,256
Jardine Cycle & Carriage Ltd.	925	22,175
LKQ Corp.*	3,950	112,101

		341,532

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	666	17,276
H&R Block, Inc.	2,550	61,047

		78,323

Hotels, Restaurants & Leisure (1.1%)
Accor SA	1,695	68,658
Aristocrat Leisure Ltd.	5,010	87,191
Carnival Corp.	5,000	253,600
Carnival plc	1,581	77,528
Chipotle Mexican Grill, Inc.*	340	241,505
Compass Group plc	14,047	330,142
Crown Resorts Ltd.	3,266	26,692
Darden Restaurants, Inc.	1,550	188,278
Domino’s Pizza Enterprises Ltd.	608	18,745
Flight Centre Travel Group Ltd.	522	15,586
Galaxy Entertainment Group Ltd.	20,294	138,181
Genting Singapore Ltd.	51,727	39,694
GVC Holdings plc	4,652	33,870
Hilton Worldwide Holdings, Inc.	3,716	308,837
InterContinental Hotels Group plc	1,539	92,506
Marriott International, Inc., Class A	3,520	440,317
McDonald’s Corp.	9,650	1,832,535
McDonald’s Holdings Co. Japan Ltd.	601	27,764
Melco Resorts & Entertainment Ltd. (ADR)	2,261	51,076
Merlin Entertainments plc(m)	6,299	28,165
MGM China Holdings Ltd.	6,979	14,598
MGM Resorts International	6,231	159,887
Norwegian Cruise Line Holdings Ltd.*	2,725	149,766
Oriental Land Co. Ltd.	1,796	203,697
Paddy Power Betfair plc	729	56,221
Royal Caribbean Cruises Ltd.	2,150	246,433
Sands China Ltd.	20,693	103,993
Shangri-La Asia Ltd.	8,907	12,663
SJM Holdings Ltd.	16,347	18,659
Sodexo SA	826	90,952
Starbucks Corp.	15,532	1,154,649
Tabcorp Holdings Ltd.	16,314	53,517
TUI AG	3,980	38,132
Whitbread plc	1,658	109,657
Wynn Macau Ltd.	13,352	31,467
Wynn Resorts Ltd.	1,200	143,184
Yum! Brands, Inc.	3,900	389,259

		7,277,604

Household Durables (0.3%)
Barratt Developments plc	8,650	67,507
Berkeley Group Holdings plc	1,189	57,128
Casio Computer Co. Ltd.(x)	1,751	22,830
DR Horton, Inc.	4,250	175,865
Electrolux AB	2,277	58,509
Garmin Ltd.	1,500	129,525
Husqvarna AB, Class B	3,561	29,086
Iida Group Holdings Co. Ltd.(x)	1,340	24,242
Leggett & Platt, Inc.	1,600	67,552
Lennar Corp., Class A	3,650	179,178
Mohawk Industries, Inc.*	800	100,920
Newell Brands, Inc.	5,350	82,069
Nikon Corp.(x)	2,912	41,014
Panasonic Corp.	19,732	169,884
Persimmon plc	2,768	78,232
PulteGroup, Inc.	3,200	89,472
Rinnai Corp.	300	21,195
SEB SA	221	37,186
Sekisui Chemical Co. Ltd.	3,421	54,913
Sekisui House Ltd.	5,418	89,559
Sharp Corp.(x)*	1,887	20,738
Sony Corp.	11,263	472,044
Taylor Wimpey plc	27,954	63,879
Techtronic Industries Co. Ltd.	11,806	79,334
Whirlpool Corp.	800	106,312

		2,318,173

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	5,217	9,290,173
Booking Holdings, Inc.*	612	1,067,885
Delivery Hero SE(m)*	802	28,968
eBay, Inc.	11,340	421,168
Expedia Group, Inc.	1,500	178,500
Rakuten, Inc.	7,203	68,111
Zalando SE(m)*	1,047	40,813
ZOZO, Inc.(x)	1,766	33,239

		11,128,857

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,826	85,509
Hasbro, Inc.	1,450	123,279
Mattel, Inc.(x)*	4,300	55,900
Sankyo Co. Ltd.	470	17,896
Sega Sammy Holdings, Inc.	1,589	18,725
Shimano, Inc.	670	108,815
Yamaha Corp.	1,204	60,075

		470,199

Multiline Retail (0.3%)
Dollar General Corp.	3,280	391,304
Dollar Tree, Inc.*	2,960	310,918
Harvey Norman Holdings Ltd.(x)	3,969	11,329
Isetan Mitsukoshi Holdings Ltd.	2,911	29,391
J Front Retailing Co. Ltd.	2,081	24,729
Kohl’s Corp.	2,070	142,354
Macy’s, Inc.	3,840	92,275
Marks & Spencer Group plc	13,881	50,423
Marui Group Co. Ltd.(x)	1,716	34,605
Next plc	1,249	90,773
Nordstrom, Inc.	1,380	61,244
Pan Pacific International Holdings Corp.	1,111	73,479
Ryohin Keikaku Co. Ltd.	220	55,660
Takashimaya Co. Ltd.(x)	1,380	18,354
Target Corp.	6,500	521,690
Wesfarmers Ltd.	10,032	246,820

		2,155,348

Specialty Retail (1.2%)
ABC-Mart, Inc.	319	18,968
Advance Auto Parts, Inc.	940	160,298
AutoZone, Inc.*	313	320,550
Best Buy Co., Inc.	2,920	207,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CarMax, Inc.*	2,160	$150,768
Dufry AG (Registered)	300	31,514
Fast Retailing Co. Ltd.	519	243,649
Foot Locker, Inc.	1,400	84,840
Gap, Inc. (The)	2,650	69,377
Hennes & Mauritz AB, Class B	7,911	131,888
Hikari Tsushin, Inc.	191	36,139
Home Depot, Inc. (The)	14,160	2,717,162
Industria de Diseno Textil SA	9,684	284,611
Kingfisher plc	18,512	56,612
L Brands, Inc.	2,830	78,051
Lowe’s Cos., Inc.	10,030	1,097,984
Nitori Holdings Co. Ltd.	715	92,254
O’Reilly Automotive, Inc.*	1,020	396,066
Ross Stores, Inc.	4,680	435,708
Shimamura Co. Ltd.	202	17,078
Tiffany & Co.	1,350	142,492
TJX Cos., Inc. (The)	15,480	823,691
Tractor Supply Co.	1,530	149,573
Ulta Beauty, Inc.*	700	244,111
USS Co. Ltd.	1,874	34,731
Yamada Denki Co. Ltd.(x)	5,416	26,682

		8,052,292

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,688	410,135
Asics Corp.	1,451	19,442
Burberry Group plc	3,646	92,814
Capri Holdings Ltd.*	1,850	84,638
Cie Financiere Richemont SA (Registered)	4,619	336,492
EssilorLuxottica SA	2,551	278,661
Hanesbrands, Inc.	4,500	80,460
Hermes International	289	190,686
HUGO BOSS AG	598	40,839
Kering SA	673	385,924
LVMH Moet Hennessy Louis Vuitton SE	2,468	907,784
Moncler SpA	1,560	62,857
NIKE, Inc., Class B	15,950	1,343,149
Pandora A/S	981	45,930
Puma SE	83	48,135
PVH Corp.	950	115,852
Ralph Lauren Corp.	700	90,776
Swatch Group AG (The)	275	78,710
Swatch Group AG (The) (Registered)	533	29,494
Tapestry, Inc.	3,600	116,964
Under Armour, Inc., Class A(x)*	2,350	49,679
Under Armour, Inc., Class C*	2,407	45,420
VF Corp.	4,050	351,986
Yue Yuen Industrial Holdings Ltd.	4,951	17,029

		5,223,856

Total Consumer Discretionary		43,638,104

Consumer Staples (5.4%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	6,775	568,165
Asahi Group Holdings Ltd.	3,283	146,036
Brown-Forman Corp., Class B	2,050	108,199
Carlsberg A/S, Class B	959	119,771
Coca-Cola Amatil Ltd.	4,066	24,973
Coca-Cola Bottlers Japan, Inc.	1,178	29,878
Coca-Cola Co. (The)	48,000	2,249,280
Coca-Cola European Partners plc	1,995	103,221
Coca-Cola HBC AG	1,761	59,978
Constellation Brands, Inc., Class A	2,100	368,193
Davide Campari-Milano SpA	5,062	49,685
Diageo plc	21,806	891,230
Heineken Holding NV	1,037	103,879
Heineken NV	2,324	245,262
Kirin Holdings Co. Ltd.	7,380	175,960
Molson Coors Brewing Co., Class B	2,300	137,195
Monster Beverage Corp.*	4,970	271,263
PepsiCo, Inc.	17,700	2,169,135
Pernod Ricard SA	1,885	338,320
Remy Cointreau SA(x)	202	26,942
Suntory Beverage & Food Ltd.	1,301	61,041
Treasury Wine Estates Ltd.	6,208	65,811

		8,313,417

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	5,469	114,310
Carrefour SA	5,240	97,868
Casino Guichard Perrachon SA	510	22,111
Coles Group Ltd.*	10,032	84,410
Colruyt SA	533	39,401
Costco Wholesale Corp.	5,500	1,331,770
Dairy Farm International Holdings Ltd.	2,900	24,331
FamilyMart UNY Holdings Co. Ltd.	2,376	60,477
ICA Gruppen AB	730	29,287
J Sainsbury plc	15,273	46,886
Jeronimo Martins SGPS SA	2,151	31,729
Koninklijke Ahold Delhaize NV	11,142	296,528
Kroger Co. (The)	9,970	245,262
Lawson, Inc.	445	24,653
METRO AG	1,588	26,346
Seven & i Holdings Co. Ltd.	6,682	251,773
Sundrug Co. Ltd.	652	17,943
Sysco Corp.	5,950	397,222
Tesco plc	84,803	256,358
Tsuruha Holdings, Inc.	350	28,422
Walgreens Boots Alliance, Inc.	10,050	635,864
Walmart, Inc.	17,820	1,737,985
Welcia Holdings Co. Ltd.	418	14,162
Wm Morrison Supermarkets plc	19,116	56,655
Woolworths Group Ltd.	11,634	251,126

		6,122,879

Food Products (1.2%)
a2 Milk Co. Ltd.*	6,376	62,135
Ajinomoto Co., Inc.	3,988	63,654
Archer-Daniels-Midland Co.	7,000	301,910
Associated British Foods plc	3,187	101,241
Barry Callebaut AG (Registered)	22	39,725
Calbee, Inc.	736	19,803
Campbell Soup Co.	2,400	91,512
Chocoladefabriken Lindt & Spruengli AG	10	67,989
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	78,232
Conagra Brands, Inc.	6,050	167,827
Danone SA	5,489	422,944
General Mills, Inc.	7,450	385,537
Golden Agri-Resources Ltd.	49,475	10,222
Hershey Co. (The)	1,750	200,952
Hormel Foods Corp.	3,400	152,184
JM Smucker Co. (The)	1,400	163,100
Kellogg Co.	3,150	180,747
Kerry Group plc, Class A	1,404	155,919
Kikkoman Corp.	1,280	62,712
Kraft Heinz Co. (The)	7,750	253,038
Lamb Weston Holdings, Inc.	1,814	135,941
McCormick & Co., Inc. (Non-Voting)	1,500	225,945
Meiji Holdings Co. Ltd.	1,104	89,551
Mondelez International, Inc., Class A	18,200	908,544
Mowi ASA	3,783	84,433
Nestle SA (Registered)	27,135	2,586,102
NH Foods Ltd.(x)	788	28,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nisshin Seifun Group, Inc.	1,712	$39,236
Nissin Foods Holdings Co. Ltd.	574	39,361
Orkla ASA	6,964	53,452
Toyo Suisan Kaisha Ltd.	780	29,664
Tyson Foods, Inc., Class A	3,650	253,420
WH Group Ltd.(m)	75,215	80,485
Wilmar International Ltd.	16,661	40,692
Yakult Honsha Co. Ltd.	1,095	76,471
Yamazaki Baking Co. Ltd.	1,222	19,803

		7,672,816

Household Products (0.9%)
Church & Dwight Co., Inc.	3,050	217,251
Clorox Co. (The)	1,600	256,736
Colgate-Palmolive Co.	10,850	743,659
Essity AB, Class B	5,375	154,995
Henkel AG & Co. KGaA	933	88,699
Henkel AG & Co. KGaA (Preference)(q)	1,610	164,348
Kimberly-Clark Corp.	4,350	538,965
Lion Corp.	1,917	40,301
Pigeon Corp.	1,024	41,808
Procter & Gamble Co. (The)	31,197	3,246,048
Reckitt Benckiser Group plc	5,955	494,994
Unicharm Corp.	3,614	119,445

		6,107,249

Personal Products (0.5%)
Beiersdorf AG	906	94,252
Coty, Inc., Class A	5,601	64,412
Estee Lauder Cos., Inc. (The), Class A	2,750	455,263
Kao Corp.	4,381	344,614
Kobayashi Pharmaceutical Co. Ltd.	430	36,237
Kose Corp.	284	52,095
L’Oreal SA	2,248	604,702
Pola Orbis Holdings, Inc.	793	25,258
Shiseido Co. Ltd.	3,390	244,301
Unilever NV (CVA)	13,679	794,534
Unilever plc	10,020	573,572

		3,289,240

Tobacco (0.7%)
Altria Group, Inc.	23,500	1,349,605
British American Tobacco plc	20,338	846,066
Imperial Brands plc	8,456	289,050
Japan Tobacco, Inc.	9,783	242,302
Philip Morris International, Inc.	19,450	1,719,185
Swedish Match AB	1,550	79,006

		4,525,214

Total Consumer Staples		36,030,815

Energy (3.4%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	6,400	177,408
Halliburton Co.	10,950	320,835
Helmerich & Payne, Inc.	1,350	75,006
John Wood Group plc	5,790	38,264
National Oilwell Varco, Inc.	4,800	127,872
Schlumberger Ltd.	17,350	755,940
TechnipFMC plc	5,308	124,844
Tenaris SA	4,343	60,970
WorleyParsons Ltd.	2,844	28,594

		1,709,733

Oil, Gas & Consumable Fuels (3.2%)
Aker BP ASA	942	33,530
Anadarko Petroleum Corp.	6,300	286,524
Apache Corp.	4,750	164,635
BP plc	176,981	1,287,392
Cabot Oil & Gas Corp.	5,400	140,940
Caltex Australia Ltd.	2,405	44,758
Chevron Corp.	23,950	2,950,161
Cimarex Energy Co.	1,200	83,880
Concho Resources, Inc.	2,500	277,400
ConocoPhillips	14,400	961,056
Devon Energy Corp.	5,850	184,626
Diamondback Energy, Inc.	1,916	194,531
Enagas SA	2,128	61,921
Eni SpA	22,450	396,737
EOG Resources, Inc.	7,250	690,055
Equinor ASA	10,325	226,074
Exxon Mobil Corp.	53,058	4,287,086
Galp Energia SGPS SA	4,556	72,981
Hess Corp.	3,100	186,713
HollyFrontier Corp.	1,984	97,752
Idemitsu Kosan Co. Ltd.	1,978	66,121
Inpex Corp.	8,922	84,970
JXTG Holdings, Inc.	28,377	129,685
Kinder Morgan, Inc.	23,750	475,237
Koninklijke Vopak NV	622	29,765
Lundin Petroleum AB	1,756	59,457
Marathon Oil Corp.	10,400	173,784
Marathon Petroleum Corp.	8,646	517,463
Neste OYJ	1,158	123,404
Noble Energy, Inc.	6,000	148,380
Occidental Petroleum Corp.	9,450	625,590
Oil Search Ltd.	11,716	65,304
OMV AG	1,345	72,978
ONEOK, Inc.	5,112	357,022
Origin Energy Ltd.	15,019	76,783
Phillips 66	5,300	504,401
Pioneer Natural Resources Co.	2,150	327,402
Repsol SA	12,481	213,649
Royal Dutch Shell plc, Class A	40,710	1,279,704
Royal Dutch Shell plc, Class B	33,181	1,049,299
Santos Ltd.	14,878	72,153
Snam SpA	19,440	99,853
TOTAL SA	21,243	1,180,029
Valero Energy Corp.	5,300	449,599
Washington H Soul Pattinson & Co. Ltd.	955	17,841
Williams Cos., Inc. (The)	15,138	434,763
Woodside Petroleum Ltd.	8,243	202,629

		21,466,017

Total Energy		23,175,750

Financials (9.0%)
Banks (4.2%)
ABN AMRO Group NV (CVA)(m)	3,803	85,747
AIB Group plc	6,364	28,570
Aozora Bank Ltd.	1,069	26,390
Australia & New Zealand Banking Group Ltd.	25,475	470,844
Banco Bilbao Vizcaya Argentaria SA	59,070	337,471
Banco de Sabadell SA	49,047	48,845
Banco Santander SA	143,229	665,885
Bank Hapoalim BM	9,111	60,270
Bank Leumi Le-Israel BM	13,266	86,587
Bank of America Corp.	114,350	3,154,916
Bank of East Asia Ltd. (The)	11,080	35,993
Bank of Ireland Group plc	8,430	50,119
Bank of Kyoto Ltd. (The)	463	19,342
Bank of Queensland Ltd.	3,075	19,869
Bankia SA	10,543	27,319
Bankinter SA	5,760	43,872
Barclays plc	151,590	305,398
BB&T Corp.	9,650	449,014
Bendigo & Adelaide Bank Ltd.(x)	3,819	26,249
BNP Paribas SA	9,997	477,834
BOC Hong Kong Holdings Ltd.	31,661	131,081

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CaixaBank SA	30,661	$95,753
Chiba Bank Ltd. (The)	5,281	28,637
Citigroup, Inc.	30,600	1,903,932
Citizens Financial Group, Inc.	5,850	190,125
Comerica, Inc.	2,000	146,640
Commerzbank AG	8,627	66,774
Commonwealth Bank of Australia(x)	15,592	782,062
Concordia Financial Group Ltd.	8,494	32,725
Credit Agricole SA	10,082	121,803
Danske Bank A/S	6,311	110,756
DBS Group Holdings Ltd.	16,031	298,441
DNB ASA	8,624	158,783
Erste Group Bank AG	2,691	98,890
Fifth Third Bancorp	8,200	206,804
First Republic Bank	2,045	205,441
Fukuoka Financial Group, Inc.	1,426	31,600
Hang Seng Bank Ltd.	6,836	168,680
HSBC Holdings plc	175,942	1,428,327
Huntington Bancshares, Inc.	13,300	168,644
ING Groep NV	34,271	414,575
Intesa Sanpaolo SpA	131,020	319,076
Japan Post Bank Co. Ltd.(x)	3,569	38,933
JPMorgan Chase & Co.	41,650	4,216,230
KBC Group NV	2,208	154,257
KeyCorp	12,950	203,963
Lloyds Banking Group plc	628,345	508,546
M&T Bank Corp.	1,750	274,785
Mebuki Financial Group, Inc.	7,194	18,370
Mediobanca Banca di Credito Finanziario SpA	5,287	54,930
Mitsubishi UFJ Financial Group, Inc.	104,028	516,245
Mizrahi Tefahot Bank Ltd.	1,179	24,212
Mizuho Financial Group, Inc.	213,702	330,300
National Australia Bank Ltd.	24,253	435,171
Nordea Bank Abp	27,040	205,767
Oversea-Chinese Banking Corp. Ltd.	27,520	224,384
People’s United Financial, Inc.	4,700	77,268
PNC Financial Services Group, Inc. (The)	5,800	711,428
Raiffeisen Bank International AG	1,299	29,158
Regions Financial Corp.	12,950	183,243
Resona Holdings, Inc.	17,984	77,839
Royal Bank of Scotland Group plc	42,358	136,268
Seven Bank Ltd.	5,281	15,581
Shinsei Bank Ltd.	1,380	19,611
Shizuoka Bank Ltd. (The)	3,936	29,938
Skandinaviska Enskilda Banken AB, Class A(x)	14,186	122,798
Societe Generale SA	6,810	196,898
Standard Chartered plc	24,426	188,114
Sumitomo Mitsui Financial Group, Inc.	11,838	414,004
Sumitomo Mitsui Trust Holdings, Inc.	2,955	106,010
SunTrust Banks, Inc.	5,600	331,800
SVB Financial Group*	700	155,652
Svenska Handelsbanken AB, Class A	13,478	142,212
Swedbank AB, Class A(x)	7,976	112,683
UniCredit SpA	17,859	228,941
United Overseas Bank Ltd.	12,058	224,122
US Bancorp	19,000	915,610
Wells Fargo & Co.	53,050	2,563,376
Westpac Banking Corp.(x)	30,429	560,030
Yamaguchi Financial Group, Inc.	1,702	14,405
Zions Bancorp NA	2,400	108,984

		28,402,149

Capital Markets (1.6%)
3i Group plc	8,758	112,335
Affiliated Managers Group, Inc.	650	69,621
Ameriprise Financial, Inc.	1,750	224,175
Amundi SA(m)	541	34,045
ASX Ltd.	1,764	87,477
Bank of New York Mellon Corp. (The)	11,350	572,380
BlackRock, Inc.	1,550	662,423
Cboe Global Markets, Inc.	1,418	135,334
Charles Schwab Corp. (The)	15,050	643,538
CME Group, Inc.	4,500	740,610
Credit Suisse Group AG (Registered)*	22,650	263,975
Daiwa Securities Group, Inc.	13,793	67,080
Deutsche Bank AG (Registered)	17,114	139,375
Deutsche Boerse AG	1,727	221,429
E*TRADE Financial Corp.	3,150	146,254
Franklin Resources, Inc.	3,700	122,618
Goldman Sachs Group, Inc. (The)	4,350	835,156
Hargreaves Lansdown plc	2,481	60,217
Hong Kong Exchanges & Clearing Ltd.	10,487	365,511
Intercontinental Exchange, Inc.	7,100	540,594
Invesco Ltd.	5,150	99,447
Investec plc	5,249	30,238
Japan Exchange Group, Inc.	4,457	79,344
Julius Baer Group Ltd.	1,998	80,723
London Stock Exchange Group plc	2,848	176,233
Macquarie Group Ltd.	2,883	264,932
Moody’s Corp.	2,100	380,289
Morgan Stanley	16,350	689,970
MSCI, Inc.	1,101	218,923
Nasdaq, Inc.	1,450	126,860
Natixis SA	8,041	43,034
Nomura Holdings, Inc.	30,066	108,566
Northern Trust Corp.	2,750	248,627
Partners Group Holding AG	156	113,426
Raymond James Financial, Inc.	1,590	127,852
S&P Global, Inc.	3,150	663,233
SBI Holdings, Inc.(x)	2,028	45,124
Schroders plc	1,080	38,008
Singapore Exchange Ltd.	6,326	34,121
St James’s Place plc	4,520	60,519
State Street Corp.	4,750	312,598
T. Rowe Price Group, Inc.	3,000	300,360
UBS Group AG (Registered)*	34,314	415,938

		10,702,512

Consumer Finance (0.3%)
Acom Co. Ltd.	2,416	8,611
AEON Financial Service Co. Ltd.	953	19,373
American Express Co.	8,750	956,375
Capital One Financial Corp.	5,900	481,971
Credit Saison Co. Ltd.	1,309	17,267
Discover Financial Services	4,200	298,872
Synchrony Financial	8,250	263,175

		2,045,644

Diversified Financial Services (0.9%)
AMP Ltd.	24,934	37,179
Berkshire Hathaway, Inc., Class B*	24,383	4,898,301
Challenger Ltd.	4,544	26,715
Eurazeo SE	423	31,792
EXOR NV	996	64,690
Groupe Bruxelles Lambert SA	737	71,611
Industrivarden AB, Class C	1,557	32,614
Investor AB, Class B	4,126	185,813
Jefferies Financial Group, Inc.	3,500	65,765
Kinnevik AB, Class B	2,145	55,555
L E Lundbergforetagen AB, Class B	772	24,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,513	$17,877
ORIX Corp.	11,616	166,594
Pargesa Holding SA	374	29,297
Standard Life Aberdeen plc	20,031	68,863
Tokyo Century Corp.	372	16,162
Wendel SA	254	31,997

		5,825,237

Insurance (2.0%)
Admiral Group plc	1,767	49,941
Aegon NV	15,219	73,136
Aflac, Inc.	9,500	475,000
Ageas	1,609	77,611
AIA Group Ltd.	107,047	1,065,704
Allianz SE (Registered)	3,809	847,200
Allstate Corp. (The)	4,300	404,974
American International Group, Inc.	11,057	476,114
Aon plc	3,000	512,100
Arthur J Gallagher & Co.	2,300	179,630
Assicurazioni Generali SpA	10,513	194,584
Assurant, Inc.	650	61,691
Aviva plc	34,272	184,085
Baloise Holding AG (Registered)	451	74,506
Brighthouse Financial, Inc.*	1,477	53,600
Chubb Ltd.	5,750	805,460
Cincinnati Financial Corp.	1,900	163,210
CNP Assurances	1,583	34,840
Dai-ichi Life Holdings, Inc.	9,482	131,583
Direct Line Insurance Group plc	11,747	54,009
Everest Re Group Ltd.	504	108,844
Gjensidige Forsikring ASA(x)	1,892	32,685
Hannover Rueck SE	556	79,833
Hartford Financial Services Group, Inc. (The)	4,450	221,254
Insurance Australia Group Ltd.	19,741	107,651
Japan Post Holdings Co. Ltd.	13,895	162,482
Legal & General Group plc	52,465	188,121
Lincoln National Corp.	2,650	155,555
Loews Corp.	3,450	165,358
Mapfre SA	8,698	23,963
Marsh & McLennan Cos., Inc.	6,300	591,570
Medibank Pvt Ltd.	23,529	46,111
MetLife, Inc.	12,350	525,739
MS&AD Insurance Group Holdings, Inc.	4,214	128,135
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,341	317,400
NN Group NV	2,734	113,566
Poste Italiane SpA(m)	4,203	40,886
Principal Financial Group, Inc.	3,250	163,118
Progressive Corp. (The)	7,300	526,257
Prudential Financial, Inc.	5,150	473,182
Prudential plc	23,075	462,081
QBE Insurance Group Ltd.	11,620	101,567
RSA Insurance Group plc	8,738	57,792
Sampo OYJ, Class A	3,922	177,784
SCOR SE	1,477	62,893
Sompo Holdings, Inc.	3,015	111,481
Sony Financial Holdings, Inc.	1,679	31,632
Suncorp Group Ltd.(x)	11,586	113,363
Swiss Life Holding AG (Registered)*	313	137,836
Swiss Re AG	2,700	263,777
T&D Holdings, Inc.	4,853	50,969
Tokio Marine Holdings, Inc.	5,972	288,928
Torchmark Corp.	1,250	102,438
Travelers Cos., Inc. (The)	3,300	452,628
Tryg A/S	1,210	33,198
Unum Group	2,700	91,341
Willis Towers Watson plc	1,650	289,823
Zurich Insurance Group AG	1,353	447,852

		13,368,071

Total Financials		60,343,613

Health Care (8.5%)
Biotechnology (1.2%)
AbbVie, Inc.	18,852	1,519,283
Alexion Pharmaceuticals, Inc.*	2,800	378,504
Amgen, Inc.	8,016	1,522,880
BeiGene Ltd. (ADR)*	289	38,148
Biogen, Inc.*	2,550	602,769
Celgene Corp.*	8,750	825,475
CSL Ltd.	4,023	556,852
Genmab A/S*	571	99,093
Gilead Sciences, Inc.	16,200	1,053,162
Grifols SA	2,717	76,073
Incyte Corp.*	2,182	187,674
Regeneron Pharmaceuticals, Inc.*	1,000	410,620
Vertex Pharmaceuticals, Inc.*	3,200	588,640

		7,859,173

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	21,998	1,758,520
ABIOMED, Inc.*	598	170,783
Align Technology, Inc.*	909	258,456
Asahi Intecc Co. Ltd.	864	40,538
Baxter International, Inc.	6,200	504,122
Becton Dickinson and Co.	3,355	837,844
BioMerieux	366	30,258
Boston Scientific Corp.*	17,300	663,974
Cochlear Ltd.	525	64,595
Coloplast A/S, Class B	1,067	117,066
ConvaTec Group plc(m)	11,889	21,919
Cooper Cos., Inc. (The)	619	183,329
Danaher Corp.	7,700	1,016,554
Demant A/S*	996	29,452
Dentsply Sirona, Inc.	2,750	136,372
Edwards Lifesciences Corp.*	2,650	507,025
Fisher & Paykel Healthcare Corp. Ltd.	4,875	52,122
Hologic, Inc.*	3,350	162,140
Hoya Corp.	3,381	222,970
IDEXX Laboratories, Inc.*	1,071	239,476
Intuitive Surgical, Inc.*	1,450	827,341
Koninklijke Philips NV	8,459	344,589
Medtronic plc	16,800	1,530,144
Olympus Corp.	10,504	113,920
ResMed, Inc.	1,752	182,155
Sartorius AG (Preference)(q)	346	59,344
Siemens Healthineers AG(m)	1,411	58,801
Smith & Nephew plc	7,751	153,751
Sonova Holding AG (Registered)	516	102,086
Straumann Holding AG (Registered)	97	79,149
Stryker Corp.	3,900	770,328
Sysmex Corp.	1,522	91,872
Teleflex, Inc.	598	180,692
Terumo Corp.	5,466	166,697
Varian Medical Systems, Inc.*	1,150	162,978
Zimmer Biomet Holdings, Inc.	2,550	325,635

		12,166,997

Health Care Providers & Services (1.3%)
Alfresa Holdings Corp.	1,799	51,131
AmerisourceBergen Corp.	1,950	155,064
Anthem, Inc.	3,250	932,685
Cardinal Health, Inc.	3,700	178,155
Centene Corp.*	4,000	212,400
Cigna Corp.	4,790	770,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CVS Health Corp.	16,187	$872,965
DaVita, Inc.*	1,550	84,149
Fresenius Medical Care AG & Co. KGaA	1,944	156,791
Fresenius SE & Co. KGaA	3,691	206,025
HCA Healthcare, Inc.	3,350	436,773
Henry Schein, Inc.*	1,450	87,159
Humana, Inc.	1,750	465,500
Laboratory Corp. of America Holdings*	1,250	191,225
McKesson Corp.	2,450	286,797
Medipal Holdings Corp.	1,499	35,571
NMC Health plc	907	26,981
Quest Diagnostics, Inc.	1,700	152,864
Ramsay Health Care Ltd.(x)	1,317	60,176
Ryman Healthcare Ltd.	3,041	25,369
Sonic Healthcare Ltd.	3,725	64,960
Suzuken Co. Ltd.	653	37,767
UnitedHealth Group, Inc.	12,050	2,979,483
Universal Health Services, Inc., Class B	1,050	140,459
WellCare Health Plans, Inc.*	622	167,785

		8,778,562

Health Care Technology (0.1%)
Cerner Corp.*	4,090	233,989
M3, Inc.	3,838	64,307

		298,296

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	4,000	321,520
Eurofins Scientific SE(x)	108	44,704
Illumina, Inc.*	1,850	574,776
IQVIA Holdings, Inc.*	1,976	284,248
Lonza Group AG (Registered)*	672	208,399
Mettler-Toledo International, Inc.*	347	250,881
PerkinElmer, Inc.	1,400	134,904
QIAGEN NV*	2,012	81,567
Sartorius Stedim Biotech	245	31,028
Thermo Fisher Scientific, Inc.	5,050	1,382,286
Waters Corp.*	950	239,125

		3,553,438

Pharmaceuticals (3.6%)
Allergan plc	3,983	583,151
Astellas Pharma, Inc.	16,560	247,810
AstraZeneca plc	11,223	896,777
Bayer AG (Registered)	8,280	534,994
Bristol-Myers Squibb Co.	20,450	975,669
Chugai Pharmaceutical Co. Ltd.	2,005	137,671
Daiichi Sankyo Co. Ltd.	5,133	236,202
Eisai Co. Ltd.	2,253	126,301
Eli Lilly & Co.	10,937	1,419,185
GlaxoSmithKline plc	43,940	913,843
H Lundbeck A/S	671	29,036
Hisamitsu Pharmaceutical Co., Inc.	529	24,295
Ipsen SA	354	48,526
Johnson & Johnson	33,600	4,696,944
Kyowa Hakko Kirin Co. Ltd.	2,461	53,514
Merck & Co., Inc.	32,550	2,707,184
Merck KGaA	1,154	131,586
Mitsubishi Tanabe Pharma Corp.	2,202	29,385
Mylan NV*	6,450	182,793
Nektar Therapeutics*	2,121	71,266
Novartis AG (Registered)	19,207	1,847,498
Novo Nordisk A/S, Class B	16,106	843,124
Ono Pharmaceutical Co. Ltd.	3,464	67,792
Orion OYJ, Class B	911	34,152
Otsuka Holdings Co. Ltd.	3,541	138,950
Perrigo Co. plc	1,550	74,648
Pfizer, Inc.	70,193	2,981,097
Recordati SpA	908	35,354
Roche Holding AG	6,224	1,714,842
Sanofi	9,979	881,411
Santen Pharmaceutical Co. Ltd.	3,418	50,855
Shionogi & Co. Ltd.	2,434	150,481
Sumitomo Dainippon Pharma Co. Ltd.	1,479	36,525
Taisho Pharmaceutical Holdings Co. Ltd.	330	31,413
Takeda Pharmaceutical Co. Ltd.	13,161	536,866
Teva Pharmaceutical Industries Ltd. (ADR)*	8,666	135,883
UCB SA	1,145	98,334
Vifor Pharma AG	417	56,389
Zoetis, Inc.	6,000	604,020

		24,365,766

Total Health Care		57,022,232

Industrials (6.8%)
Aerospace & Defense (1.4%)
Airbus SE	5,174	684,284
Arconic, Inc.	5,366	102,544
BAE Systems plc	27,794	174,630
Boeing Co. (The)	6,650	2,536,443
Dassault Aviation SA	26	38,353
Elbit Systems Ltd.	209	26,955
General Dynamics Corp.	3,500	592,480
Harris Corp.	1,500	239,565
Huntington Ingalls Industries, Inc.	527	109,194
L3 Technologies, Inc.	1,000	206,370
Leonardo SpA	3,458	40,187
Lockheed Martin Corp.	3,100	930,496
Meggitt plc	6,632	43,431
MTU Aero Engines AG	472	106,846
Northrop Grumman Corp.	2,200	593,120
Raytheon Co.	3,550	646,384
Rolls-Royce Holdings plc	14,738	173,374
Safran SA	2,990	410,030
Singapore Technologies Engineering Ltd.	13,370	36,896
Textron, Inc.	3,000	151,980
Thales SA	945	113,161
TransDigm Group, Inc.*	600	272,394
United Technologies Corp.	10,150	1,308,234

		9,537,351

Air Freight & Logistics (0.3%)
Bollore SA	7,479	33,793
CH Robinson Worldwide, Inc.	1,700	147,883
Deutsche Post AG (Registered)	8,722	283,733
Expeditors International of Washington, Inc.	2,150	163,185
FedEx Corp.	3,050	553,300
Royal Mail plc	7,689	23,865
SG Holdings Co. Ltd.	837	24,356
United Parcel Service, Inc., Class B	8,700	972,138
Yamato Holdings Co. Ltd.	2,689	69,366

		2,271,619

Airlines (0.2%)
Alaska Air Group, Inc.	1,500	84,180
American Airlines Group, Inc.	5,100	161,976
ANA Holdings, Inc.	1,133	41,495
Delta Air Lines, Inc.	7,800	402,870
Deutsche Lufthansa AG (Registered)	2,220	48,722
easyJet plc	1,381	20,100
Japan Airlines Co. Ltd.	998	35,110
Ryanair Holdings plc (ADR)*	100	7,494
Singapore Airlines Ltd.	4,666	33,258
Southwest Airlines Co.	6,300	327,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Continental Holdings, Inc.*	2,850	$227,373

		1,389,611

Building Products (0.3%)
AGC, Inc.	1,708	59,795
Allegion plc	1,200	108,852
AO Smith Corp.	1,792	95,549
Assa Abloy AB, Class B	8,794	189,835
Cie de Saint-Gobain	4,505	163,278
Daikin Industries Ltd.	2,214	259,096
Fortune Brands Home & Security, Inc.	1,739	82,794
Geberit AG (Registered)	329	134,474
Johnson Controls International plc	11,570	427,396
Kingspan Group plc	1,357	62,807
LIXIL Group Corp.	2,274	30,325
Masco Corp.	3,800	149,378
TOTO Ltd.	1,306	55,325

		1,818,904

Commercial Services & Supplies (0.3%)
Babcock International Group plc	1,948	12,521
Brambles Ltd.	13,593	113,504
Cintas Corp.	1,100	222,321
Copart, Inc.*	2,531	153,353
Dai Nippon Printing Co. Ltd.	2,217	52,950
Edenred	2,201	100,166
G4S plc	13,256	31,682
ISS A/S	1,580	48,074
Park24 Co. Ltd.	993	21,530
Republic Services, Inc.	2,730	219,437
Rollins, Inc.	1,819	75,707
Secom Co. Ltd.	1,862	159,302
Securitas AB, Class B	2,676	43,246
Societe BIC SA	259	23,083
Sohgo Security Services Co. Ltd.	631	27,442
Toppan Printing Co. Ltd.	2,256	34,014
Waste Management, Inc.	4,930	512,276

		1,850,608

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA(x)	2,303	101,166
Bouygues SA	1,954	69,812
CIMIC Group Ltd.	854	29,264
Eiffage SA	733	70,433
Ferrovial SA	4,333	101,488
Fluor Corp.	1,750	64,400
HOCHTIEF AG	205	29,665
Jacobs Engineering Group, Inc.	1,470	110,529
JGC Corp.	1,771	23,506
Kajima Corp.	3,839	56,599
Obayashi Corp.	5,548	55,765
Quanta Services, Inc.	1,800	67,932
Shimizu Corp.	4,716	40,935
Skanska AB, Class B(x)	2,983	54,191
Taisei Corp.	1,974	91,549
Vinci SA	4,521	439,795

		1,407,029

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	16,298	306,237
AMETEK, Inc.	2,900	240,613
Eaton Corp. plc	5,400	435,024
Emerson Electric Co.	7,800	534,066
Fuji Electric Co. Ltd.	1,102	31,222
Legrand SA	2,415	161,621
Melrose Industries plc	41,702	99,477
Mitsubishi Electric Corp.	16,289	209,069
Nidec Corp.	1,989	251,698
OSRAM Licht AG	934	32,144
Prysmian SpA	2,207	41,753
Rockwell Automation, Inc.	1,500	263,190
Schneider Electric SE	4,878	382,704
Siemens Gamesa Renewable Energy SA	2,063	32,850
Vestas Wind Systems A/S	1,788	150,446

		3,172,114

Industrial Conglomerates (0.9%)
3M Co.	7,330	1,523,027
CK Hutchison Holdings Ltd.	23,639	248,286
DCC plc	876	75,702
General Electric Co.	108,953	1,088,441
Honeywell International, Inc.	9,300	1,477,956
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	80,418
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	693	43,216
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	1,300	48,438
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	827	30,955
Keihan Holdings Co. Ltd.	867	36,415
Keppel Corp. Ltd.	12,485	57,301
NWS Holdings Ltd.	13,728	30,010
Roper Technologies, Inc.	1,300	444,561
Sembcorp Industries Ltd.	7,123	13,402
Siemens AG (Registered)	6,780	729,668
Smiths Group plc	3,592	67,135
Toshiba Corp.	5,745	182,722

		6,177,653

Machinery (1.2%)
Alfa Laval AB	2,710	62,202
Alstom SA	1,433	62,080
Amada Holdings Co. Ltd.	2,908	28,731
ANDRITZ AG	715	30,670
Atlas Copco AB, Class A	6,058	162,669
Atlas Copco AB, Class B	3,472	85,929
Caterpillar, Inc.	7,400	1,002,626
CNH Industrial NV	8,738	88,844
Cummins, Inc.	1,850	292,059
Daifuku Co. Ltd.(x)	942	48,957
Deere & Co.	4,050	647,352
Dover Corp.	1,800	168,840
Epiroc AB, Class A*	5,862	59,179
Epiroc AB, Class B*	3,472	33,237
FANUC Corp.	1,720	293,004
Flowserve Corp.	1,600	72,224
Fortive Corp.	3,650	306,198
GEA Group AG	1,563	40,939
Hino Motors Ltd.	2,283	19,198
Hitachi Construction Machinery Co. Ltd.	919	24,354
Hoshizaki Corp.	515	31,877
IHI Corp.	1,322	31,717
Illinois Tool Works, Inc.	3,850	552,591
Ingersoll-Rand plc	3,050	329,248
JTEKT Corp.	1,993	24,492
Kawasaki Heavy Industries Ltd.	1,285	31,653
KION Group AG	667	34,859
Komatsu Ltd.	8,224	190,741
Kone OYJ, Class B	2,991	150,848
Kubota Corp.	8,899	128,430
Kurita Water Industries Ltd.	879	22,421
Makita Corp.	2,027	70,505
Metso OYJ	986	33,911
Minebea Mitsumi, Inc.	3,284	49,276
MISUMI Group, Inc.	2,596	64,461
Mitsubishi Heavy Industries Ltd.	2,739	113,633
Nabtesco Corp.	963	28,022

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NGK Insulators Ltd.	2,239	$32,485
NSK Ltd.	3,297	30,849
PACCAR, Inc.	4,350	296,409
Parker-Hannifin Corp.	1,650	283,173
Pentair plc	2,000	89,020
Sandvik AB	9,929	161,260
Schindler Holding AG	372	77,109
Schindler Holding AG (Registered)	197	40,755
SKF AB, Class B	3,514	58,357
SMC Corp.	519	194,479
Snap-on, Inc.	700	109,564
Stanley Black & Decker, Inc.	1,900	258,723
Sumitomo Heavy Industries Ltd.	998	32,282
THK Co. Ltd.	1,030	25,408
Volvo AB, Class B	13,961	216,233
Wabtec Corp.	585	43,126
Wartsila OYJ Abp	4,022	64,900
Weir Group plc (The)	2,100	42,614
Xylem, Inc.	2,250	177,840
Yangzijiang Shipbuilding Holdings Ltd.	21,114	23,369

		7,675,932

Marine (0.0%)
AP Moller - Maersk A/S, Class A	34	41,124
AP Moller - Maersk A/S, Class B	60	76,107
Kuehne + Nagel International AG (Registered)	495	67,906
Mitsui OSK Lines Ltd.	1,012	21,741
Nippon Yusen KK	1,431	20,943

		227,821

Professional Services (0.4%)
Adecco Group AG (Registered)	1,472	78,526
Bureau Veritas SA	2,488	58,330
Equifax, Inc.	1,520	180,120
Experian plc	8,097	219,250
IHS Markit Ltd.*	4,489	244,112
Intertek Group plc	1,448	91,601
Nielsen Holdings plc	4,430	104,858
Persol Holdings Co. Ltd.	1,517	24,528
Randstad NV(x)	1,101	53,688
Recruit Holdings Co. Ltd.	9,773	278,737
RELX plc (London Stock Exchange)	9,031	193,080
RELX plc (Turquoise Stock Exchange)	8,483	181,276
Robert Half International, Inc.	1,520	99,043
SEEK Ltd.	2,846	35,445
SGS SA (Registered)	48	119,452
Teleperformance	526	94,525
Verisk Analytics, Inc.	2,050	272,650
Wolters Kluwer NV	2,572	175,128

		2,504,349

Road & Rail (0.7%)
Aurizon Holdings Ltd.	17,210	55,601
Central Japan Railway Co.	1,282	297,394
ComfortDelGro Corp. Ltd.	16,492	31,274
CSX Corp.	10,050	751,941
DSV A/S	1,684	139,266
East Japan Railway Co.	2,747	264,711
Hankyu Hanshin Holdings, Inc.	2,064	77,286
JB Hunt Transport Services, Inc.	1,100	111,419
Kansas City Southern	1,250	144,975
Keikyu Corp.	2,012	34,093
Keio Corp.	973	62,771
Keisei Electric Railway Co. Ltd.	1,179	42,765
Kintetsu Group Holdings Co. Ltd.	1,548	72,072
Kyushu Railway Co.(x)	1,538	50,513
MTR Corp. Ltd.	12,924	80,014
Nagoya Railroad Co. Ltd.(x)	1,572	43,474
Nippon Express Co. Ltd.	683	37,962
Norfolk Southern Corp.	3,400	635,426
Odakyu Electric Railway Co. Ltd.	2,738	66,282
Seibu Holdings, Inc.	1,922	33,591
Tobu Railway Co. Ltd.	1,654	47,681
Tokyu Corp.	4,545	79,270
Union Pacific Corp.	9,250	1,546,600
West Japan Railway Co.	1,478	111,207

		4,817,588

Trading Companies & Distributors (0.3%)
AerCap Holdings NV*	1,197	55,708
Ashtead Group plc	4,425	106,766
Brenntag AG	1,406	72,393
Bunzl plc	3,033	100,022
Fastenal Co.	3,550	228,300
Ferguson plc	2,085	132,630
ITOCHU Corp.	12,578	227,262
Marubeni Corp.	13,465	92,942
Mitsubishi Corp.	11,943	331,253
Mitsui & Co. Ltd.	14,574	225,981
MonotaRO Co. Ltd.	1,110	24,648
Rexel SA	2,592	29,236
Sumitomo Corp.	10,137	140,032
Toyota Tsusho Corp.	1,961	63,786
United Rentals, Inc.*	1,000	114,250
WW Grainger, Inc.	600	180,558

		2,125,767

Transportation Infrastructure (0.1%)
Aena SME SA(m)	604	108,745
Aeroports de Paris	278	53,762
Atlantia SpA	4,319	111,867
Auckland International Airport Ltd.	8,188	45,389
Fraport AG Frankfurt Airport Services Worldwide	410	31,385
Getlink SE	3,994	60,551
Japan Airport Terminal Co. Ltd.	475	20,036
Kamigumi Co. Ltd.	1,081	25,008
SATS Ltd.	4,955	18,683
Sydney Airport	9,426	49,729
Transurban Group	23,024	215,796

		740,951

Total Industrials		45,717,297

Information Technology (10.6%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	655	205,971
Cisco Systems, Inc.	56,300	3,039,637
F5 Networks, Inc.*	740	116,128
Juniper Networks, Inc.	4,300	113,821
Motorola Solutions, Inc.	2,050	287,861
Nokia OYJ	49,028	279,056
Telefonaktiebolaget LM Ericsson, Class B	27,051	248,534

		4,291,008

Electronic Equipment, Instruments & Components (0.5%)
Alps Alpine Co. Ltd.	1,694	35,308
Amphenol Corp., Class A	3,750	354,150
Corning, Inc.	10,000	331,000
FLIR Systems, Inc.	1,700	80,886
Hamamatsu Photonics KK	1,336	51,593
Hexagon AB, Class B	2,298	119,877
Hirose Electric Co. Ltd.	287	30,117
Hitachi High-Technologies Corp.	612	25,042
Hitachi Ltd.	8,587	277,762
Ingenico Group SA	570	40,678
IPG Photonics Corp.*	453	68,756
Keyence Corp.	868	540,160
Keysight Technologies, Inc.*	2,305	200,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kyocera Corp.	2,921	$171,312
Murata Manufacturing Co. Ltd.	4,821	239,767
Nippon Electric Glass Co. Ltd.	790	20,921
Omron Corp.(x)	1,742	81,418
Shimadzu Corp.	1,936	55,898
TDK Corp.	1,164	91,057
TE Connectivity Ltd.	4,300	347,225
Venture Corp. Ltd.	2,400	31,770
Yaskawa Electric Corp.	2,165	67,882
Yokogawa Electric Corp.	1,951	40,330

		3,303,905

IT Services (2.5%)
Accenture plc, Class A	7,970	1,402,879
Adyen NV(m)*	66	51,677
Akamai Technologies, Inc.*	2,000	143,420
Alliance Data Systems Corp.	600	104,988
Amadeus IT Group SA	3,886	311,241
Atos SE	846	81,614
Automatic Data Processing, Inc.	5,500	878,570
Broadridge Financial Solutions, Inc.	1,474	152,839
Capgemini SE	1,454	176,314
Cognizant Technology Solutions Corp., Class A	7,210	522,365
Computershare Ltd.	3,948	47,880
DXC Technology Co.	3,508	225,599
Fidelity National Information Services, Inc.	4,100	463,710
Fiserv, Inc.*	4,990	440,517
FleetCor Technologies, Inc.*	1,106	272,729
Fujitsu Ltd.	1,757	126,603
Gartner, Inc.*	1,162	176,252
Global Payments, Inc.	1,970	268,944
International Business Machines Corp.	11,395	1,607,835
Jack Henry & Associates, Inc.	993	137,769
Mastercard, Inc., Class A	11,400	2,684,130
Nomura Research Institute Ltd.	985	44,704
NTT Data Corp.	5,392	59,403
Obic Co. Ltd.	613	61,726
Otsuka Corp.	1,043	38,914
Paychex, Inc.	3,980	319,196
PayPal Holdings, Inc.*	14,750	1,531,640
Total System Services, Inc.	2,100	199,521
VeriSign, Inc.*	1,350	245,106
Visa, Inc., Class A	22,000	3,436,180
Western Union Co. (The)	5,530	102,139
Wirecard AG	1,070	134,070
Wix.com Ltd.*	386	46,640

		16,497,114

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	10,972	280,005
Analog Devices, Inc.	4,606	484,874
Applied Materials, Inc.	12,300	487,818
ASM Pacific Technology Ltd.	2,649	29,544
ASML Holding NV	3,639	682,518
Broadcom, Inc.	5,209	1,566,398
Disco Corp.(x)	272	38,703
Infineon Technologies AG	10,145	201,258
Intel Corp.	57,150	3,068,955
KLA-Tencor Corp.	1,900	226,879
Lam Research Corp.	1,950	349,069
Maxim Integrated Products, Inc.	3,435	182,639
Microchip Technology, Inc.(x)	2,950	244,732
Micron Technology, Inc.*	14,000	578,620
NVIDIA Corp.	7,650	1,373,634
NXP Semiconductors NV	3,086	272,772
Qorvo, Inc.*	1,550	111,181
QUALCOMM, Inc.	15,187	866,115
Renesas Electronics Corp.*	7,266	33,567
Rohm Co. Ltd.	862	53,666
Skyworks Solutions, Inc.	2,200	181,456
STMicroelectronics NV	5,953	87,913
SUMCO Corp.	2,005	22,270
Texas Instruments, Inc.	12,050	1,278,143
Tokyo Electron Ltd.	1,409	203,411
Xilinx, Inc.	3,150	399,389

		13,305,529

Software (3.1%)
Adobe, Inc.*	6,150	1,638,913
ANSYS, Inc.*	1,043	190,567
Autodesk, Inc.*	2,750	428,505
Cadence Design Systems, Inc.*	3,534	224,444
Check Point Software Technologies Ltd.*	1,121	141,795
Citrix Systems, Inc.	1,590	158,459
Dassault Systemes SE	1,183	176,163
Fortinet, Inc.*	1,786	149,970
Intuit, Inc.	3,270	854,811
Micro Focus International plc	4,001	104,040
Microsoft Corp.	96,851	11,422,607
Nice Ltd.*	568	66,892
Oracle Corp. (Tokyo Stcok Exchange)	344	23,062
Oracle Corp. (Turquoise Stock Exchange)	31,927	1,714,799
Red Hat, Inc.*	2,210	403,767
Sage Group plc (The)	9,238	84,369
salesforce.com, Inc.*	9,591	1,518,927
SAP SE	8,707	1,006,009
Symantec Corp.	7,980	183,460
Synopsys, Inc.*	1,849	212,912
Temenos Group AG (Registered)	564	83,149
Trend Micro, Inc.	1,109	53,934

		20,841,554

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	56,492	10,730,655
Brother Industries Ltd.	2,017	37,272
Canon, Inc.	8,883	257,521
FUJIFILM Holdings Corp.	3,482	158,156
Hewlett Packard Enterprise Co.	17,830	275,117
HP, Inc.	19,800	384,714
Konica Minolta, Inc.	4,022	39,520
NEC Corp.	2,409	81,401
NetApp, Inc.	3,150	218,421
Ricoh Co. Ltd.	5,960	62,219
Seagate Technology plc	3,250	155,642
Seiko Epson Corp.	2,390	36,552
Western Digital Corp.	3,600	173,016
Xerox Corp.	2,550	81,549

		12,691,755

Total Information Technology		70,930,865

Materials (2.5%)
Chemicals (1.5%)
Air Liquide SA	3,818	485,460
Air Products & Chemicals, Inc.	2,750	525,140
Air Water, Inc.	1,355	19,610
Akzo Nobel NV(x)	2,016	178,632
Albemarle Corp.	1,314	107,722
Arkema SA	624	59,400
Asahi Kasei Corp.	11,154	114,932
BASF SE	8,156	599,533
Celanese Corp.	1,652	162,904
CF Industries Holdings, Inc.	2,850	116,508
Chr Hansen Holding A/S	897	90,921
Clariant AG (Registered)	1,707	35,880
Covestro AG(m)	1,748	96,119

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Croda International plc	1,203	$78,938
Daicel Corp.	2,482	26,918
DowDuPont, Inc.	28,705	1,530,263
Eastman Chemical Co.	1,750	132,790
Ecolab, Inc.	3,200	564,928
EMS-Chemie Holding AG (Registered)	78	42,300
Evonik Industries AG	1,536	41,835
FMC Corp.	1,650	126,753
FUCHS PETROLUB SE (Preference)(q)	693	28,530
Givaudan SA (Registered)	82	209,498
Hitachi Chemical Co. Ltd.(x)	987	21,836
Incitec Pivot Ltd.	14,414	31,932
International Flavors & Fragrances, Inc.	1,250	160,987
Israel Chemicals Ltd.	6,007	31,221
Johnson Matthey plc	1,757	71,902
JSR Corp.	1,643	25,439
Kaneka Corp.	417	15,596
Kansai Paint Co. Ltd.(x)	1,502	28,609
Koninklijke DSM NV	1,657	180,595
Kuraray Co. Ltd.	2,704	34,352
LANXESS AG	782	41,702
Linde plc	6,904	1,214,621
LyondellBasell Industries NV, Class A	3,950	332,116
Mitsubishi Chemical Holdings Corp.	11,160	78,481
Mitsubishi Gas Chemical Co., Inc.	1,541	21,955
Mitsui Chemicals, Inc.	1,771	42,681
Mosaic Co. (The)	4,400	120,164
Nippon Paint Holdings Co. Ltd.(x)	1,412	55,420
Nissan Chemical Corp.	1,141	52,196
Nitto Denko Corp.	1,474	77,337
Novozymes A/S, Class B	1,928	88,645
Orica Ltd.	3,222	40,334
PPG Industries, Inc.	3,000	338,610
Sherwin-Williams Co. (The)	1,050	452,245
Shin-Etsu Chemical Co. Ltd.	3,259	272,882
Showa Denko KK	1,200	42,119
Sika AG (Registered)	1,181	164,978
Solvay SA	671	72,545
Sumitomo Chemical Co. Ltd.	12,600	58,549
Symrise AG	1,115	100,460
Taiyo Nippon Sanso Corp.	1,291	19,639
Teijin Ltd.	1,635	26,938
Toray Industries, Inc.	11,937	76,137
Tosoh Corp.	2,213	34,364
Umicore SA(x)	1,877	83,358
Yara International ASA	1,637	66,961

		9,953,420

Construction Materials (0.1%)
Boral Ltd.	10,016	32,643
CRH plc	7,478	231,941
Fletcher Building Ltd.	6,489	21,874
HeidelbergCement AG	1,328	95,578
Imerys SA	314	15,653
James Hardie Industries plc (CHDI)	3,770	48,559
LafargeHolcim Ltd. (Registered)*	4,343	214,544
Martin Marietta Materials, Inc.	800	160,944
Taiheiyo Cement Corp.	1,180	39,287
Vulcan Materials Co.	1,650	195,360

		1,056,383

Containers & Packaging (0.2%)
Amcor Ltd.	10,405	113,702
Avery Dennison Corp.	1,100	124,300
Ball Corp.	4,250	245,905
International Paper Co.	5,050	233,663
Packaging Corp. of America	1,149	114,188
Sealed Air Corp.	1,950	89,817
Smurfit Kappa Group plc	1,964	54,814
Toyo Seikan Group Holdings Ltd.	1,482	30,314
Westrock Co.	3,150	120,803

		1,127,506

Metals & Mining (0.7%)
Alumina Ltd.	20,913	35,935
Anglo American plc	9,417	251,865
Antofagasta plc	3,369	42,388
ArcelorMittal	5,829	118,075
BHP Group Ltd.	26,241	717,162
BHP Group plc	18,652	449,086
BlueScope Steel Ltd.	4,776	47,307
Boliden AB	2,477	70,495
Fortescue Metals Group Ltd.	13,301	67,149
Freeport-McMoRan, Inc.	18,150	233,953
Fresnillo plc	1,925	21,833
Glencore plc	100,587	416,545
Hitachi Metals Ltd.	1,990	23,091
JFE Holdings, Inc.	4,445	75,340
Kobe Steel Ltd.	2,776	20,814
Maruichi Steel Tube Ltd.	583	16,964
Mitsubishi Materials Corp.	983	25,917
Newcrest Mining Ltd.	6,922	125,381
Newmont Mining Corp.	6,650	237,870
Nippon Steel Corp.	6,734	118,725
Norsk Hydro ASA	11,490	46,560
Nucor Corp.	3,900	227,565
Rio Tinto Ltd.	3,289	228,655
Rio Tinto plc	10,475	608,622
South32 Ltd.	44,331	117,410
Sumitomo Metal Mining Co. Ltd.	2,112	62,314
thyssenkrupp AG	3,909	53,693
voestalpine AG	1,076	32,674

		4,493,388

Paper & Forest Products (0.0%)
Mondi plc	3,318	73,379
Oji Holdings Corp.	7,367	45,666
Stora Enso OYJ, Class R	4,950	60,496
UPM-Kymmene OYJ	4,694	136,903

		316,444

Total Materials		16,947,141

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	1,353	192,884
American Tower Corp. (REIT)	5,550	1,093,683
Apartment Investment & Management Co. (REIT), Class A	1,950	98,065
Ascendas REIT (REIT)	21,276	45,684
AvalonBay Communities, Inc. (REIT)	1,750	351,277
Boston Properties, Inc. (REIT)	1,950	261,066
British Land Co. plc (The) (REIT)	8,151	62,530
CapitaLand Commercial Trust (REIT)	23,015	32,945
CapitaLand Mall Trust (REIT)	21,435	37,643
Covivio (REIT)	342	36,292
Crown Castle International Corp. (REIT)	5,200	665,600
Daiwa House REIT Investment Corp. (REIT)	17	37,687
Dexus (REIT)	8,692	78,628
Digital Realty Trust, Inc. (REIT)	2,600	309,400
Duke Realty Corp. (REIT)	4,487	137,212
Equinix, Inc. (REIT)	1,000	453,160
Equity Residential (REIT)	4,600	346,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Essex Property Trust, Inc. (REIT)	850	$245,854
Extra Space Storage, Inc. (REIT)	1,600	163,056
Federal Realty Investment Trust (REIT)	950	130,958
Gecina SA (REIT)	418	61,800
Goodman Group (REIT)	14,126	133,903
GPT Group (The) (REIT)	15,392	67,870
Hammerson plc (REIT)	6,777	29,640
HCP, Inc. (REIT)	5,950	186,235
Host Hotels & Resorts, Inc. (REIT)	9,250	174,825
Icade (REIT)	296	25,036
Iron Mountain, Inc. (REIT)	3,560	126,238
Japan Prime Realty Investment Corp. (REIT)	8	32,915
Japan Real Estate Investment Corp. (REIT)	12	70,703
Japan Retail Fund Investment Corp. (REIT)	26	52,244
Kimco Realty Corp. (REIT)	5,250	97,125
Klepierre SA (REIT)	1,880	65,755
Land Securities Group plc (REIT)	6,334	75,353
Link REIT (REIT)	18,890	220,906
Macerich Co. (The) (REIT)	1,300	56,355
Mid-America Apartment Communities, Inc. (REIT)	1,432	156,561
Mirvac Group (REIT)	31,703	61,904
Nippon Building Fund, Inc. (REIT)	12	81,205
Nippon Prologis REIT, Inc. (REIT)	17	36,169
Nomura Real Estate Master Fund, Inc. (REIT)	37	54,483
Prologis, Inc. (REIT)	7,850	564,808
Public Storage (REIT)	1,900	413,782
Realty Income Corp. (REIT)	3,700	272,172
Regency Centers Corp. (REIT)	2,119	143,011
SBA Communications Corp. (REIT)*	1,450	289,507
Scentre Group (REIT)	45,487	132,745
Segro plc (REIT)	8,569	75,156
Simon Property Group, Inc. (REIT)	3,900	710,619
SL Green Realty Corp. (REIT)	1,050	94,416
Stockland (REIT)	20,799	56,858
Suntec REIT (REIT)	17,991	25,886
UDR, Inc. (REIT)	3,450	156,837
Unibail-Rodamco-Westfield (REIT)(x)	1,164	190,817
United Urban Investment Corp. (REIT)	27	42,609
Ventas, Inc. (REIT)	4,450	283,955
Vicinity Centres (REIT)	28,115	51,904
Vornado Realty Trust (REIT)	2,150	144,996
Welltower, Inc. (REIT)	4,700	364,720
Weyerhaeuser Co. (REIT)	9,350	246,279

		10,908,398

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	805	13,219
Aroundtown SA	6,849	56,469
Azrieli Group Ltd.	414	24,515
CapitaLand Ltd.	21,942	59,095
CBRE Group, Inc., Class A*	3,950	195,327
City Developments Ltd.	3,506	23,412
CK Asset Holdings Ltd.	22,916	203,764
Daito Trust Construction Co. Ltd.(x)	637	88,685
Daiwa House Industry Co. Ltd.	5,135	163,043
Deutsche Wohnen SE	3,243	157,264
Hang Lung Group Ltd.	6,302	20,231
Hang Lung Properties Ltd.	17,369	42,394
Henderson Land Development Co. Ltd.	11,350	72,149
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	48,645
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,243	23,058
Hulic Co. Ltd.	2,662	26,084
Hysan Development Co. Ltd.	4,708	25,219
Kerry Properties Ltd.	4,971	22,195
Lendlease Group	5,091	44,752
Mitsubishi Estate Co. Ltd.	10,617	192,118
Mitsui Fudosan Co. Ltd.	8,034	201,702
New World Development Co. Ltd.	50,476	83,720
Nomura Real Estate Holdings, Inc.	1,126	21,589
Sino Land Co. Ltd.	27,000	52,212
Sumitomo Realty & Development Co. Ltd.	3,185	131,791
Sun Hung Kai Properties Ltd.	13,939	239,184
Swire Pacific Ltd., Class A	4,257	54,772
Swire Properties Ltd.	9,996	42,977
Swiss Prime Site AG (Registered)	665	58,269
Tokyu Fudosan Holdings Corp.	5,361	32,022
UOL Group Ltd.	4,385	22,487
Vonovia SE	4,364	226,262
Wharf Holdings Ltd. (The)	10,422	31,465
Wharf Real Estate Investment Co. Ltd.	10,415	77,549
Wheelock & Co. Ltd.	6,997	51,252

		2,828,891

Total Real Estate		13,737,289

Utilities (2.1%)
Electric Utilities (1.2%)
Alliant Energy Corp.	2,942	138,656
American Electric Power Co., Inc.	6,150	515,062
AusNet Services	12,928	16,294
Chubu Electric Power Co., Inc.	5,505	85,856
Chugoku Electric Power Co., Inc. (The)(x)	2,461	30,665
CK Infrastructure Holdings Ltd.	5,668	46,536
CLP Holdings Ltd.	14,565	168,844
Duke Energy Corp.	8,900	801,000
Edison International	4,050	250,776
EDP - Energias de Portugal SA	22,310	87,717
Electricite de France SA	5,230	71,516
Endesa SA	2,955	75,378
Enel SpA	72,052	461,022
Entergy Corp.	2,250	215,167
Evergy, Inc.	3,270	189,823
Eversource Energy	3,950	280,252
Exelon Corp.	12,100	606,573
FirstEnergy Corp.	6,050	251,741
Fortum OYJ	4,008	81,962
HK Electric Investments & HK Electric Investments Ltd.(m)	19,376	19,796
Iberdrola SA	55,038	483,168
Kansai Electric Power Co., Inc. (The)	6,346	93,446
Kyushu Electric Power Co., Inc.	3,207	37,820
NextEra Energy, Inc.	6,000	1,159,920
Orsted A/S(m)	1,701	128,916
Pinnacle West Capital Corp.	1,400	133,812
Power Assets Holdings Ltd.	11,892	82,487
PPL Corp.	9,000	285,660
Red Electrica Corp. SA	3,939	83,953
Southern Co. (The)	12,850	664,088
SSE plc	8,959	138,507
Terna Rete Elettrica Nazionale SpA	12,021	76,161
Tohoku Electric Power Co., Inc.	3,867	49,266
Tokyo Electric Power Co. Holdings, Inc.*	12,357	78,047
Verbund AG	604	28,985

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	6,400	$359,744

		8,278,616

Gas Utilities (0.1%)
APA Group	10,284	72,876
Atmos Energy Corp.	1,465	150,792
Hong Kong & China Gas Co. Ltd.	81,736	195,959
Naturgy Energy Group SA	3,198	89,433
Osaka Gas Co. Ltd.	3,467	68,320
Toho Gas Co. Ltd.(x)	714	32,018
Tokyo Gas Co. Ltd.	3,513	94,886

		704,284

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	8,250	149,160
Electric Power Development Co. Ltd.	1,271	30,918
Meridian Energy Ltd.	9,393	26,770
NRG Energy, Inc.	3,600	152,928
Uniper SE	1,894	57,130

		416,906

Multi-Utilities (0.7%)
AGL Energy Ltd.	5,973	92,329
Ameren Corp.	3,050	224,327
CenterPoint Energy, Inc.	6,250	191,875
Centrica plc	47,842	71,160
CMS Energy Corp.	3,550	197,167
Consolidated Edison, Inc.	3,900	330,759
Dominion Energy, Inc.	9,569	733,560
DTE Energy Co.	2,300	286,902
E.ON SE	19,281	214,381
Engie SA	16,277	242,476
Innogy SE(m)	1,307	60,434
National Grid plc	30,107	333,623
NiSource, Inc.	4,550	130,403
Public Service Enterprise Group, Inc.	6,300	374,283
RWE AG	4,650	124,666
Sempra Energy	3,450	434,217
Suez	3,481	46,116
Veolia Environnement SA	4,901	109,569
WEC Energy Group, Inc.	3,950	312,366

		4,510,613

Water Utilities (0.0%)
American Water Works Co., Inc.	2,250	234,585
Severn Trent plc	2,224	57,238
United Utilities Group plc	5,826	61,797

		353,620

Total Utilities		14,264,039

Total Common Stocks (62.3%) (Cost $365,901,067)		418,415,008

EXCHANGE TRADED FUNDS (ETF):
Equity (8.7%)
iShares Russell 2000 ETF(x)	190,331	29,137,773
SPDR S&P MidCap 400 ETF Trust(x)	85,117	29,399,412

Total Exchange Traded Funds (8.7%) (Cost $54,216,654)		58,537,185

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.7%)
FHLB
2.500%, 2/13/24	$140,000	141,458
3.250%, 11/16/28	350,000	367,922
FHLMC
2.375%, 1/13/22	1,380,000	1,383,276
2.750%, 6/19/23	701,000	713,156
FNMA
2.875%, 10/30/20	352,000	354,972
2.875%, 9/12/23	799,000	817,782
1.875%, 9/24/26	612,000	585,996

Total U.S. Government Agency Securities		4,364,562

U.S. Treasury Obligations (10.1%)
U.S. Treasury Bonds
8.000%, 11/15/21	3,245,000	3,712,381
6.125%, 11/15/27	238,000	306,847
U.S. Treasury Notes
3.625%, 8/15/19	1,076,300	1,080,769
1.500%, 11/30/19	1,395,000	1,386,412
1.500%, 5/31/20	2,100,000	2,078,286
1.625%, 7/31/20	2,780,000	2,752,298
1.375%, 8/31/20	2,968,000	2,926,714
3.625%, 2/15/21	2,697,800	2,762,410
1.375%, 5/31/21#	3,561,700	3,494,055
1.250%, 10/31/21	3,597,500	3,506,944
1.875%, 11/30/21	3,500,000	3,465,465
1.750%, 4/30/22	1,965,900	1,937,026
1.750%, 5/31/22	603,000	594,026
1.875%, 7/31/22#	1,055,000	1,042,736
2.000%, 7/31/22	2,453,000	2,434,622
1.875%, 8/31/22	605,500	598,310
1.875%, 10/31/22	748,000	738,662
1.625%, 11/15/22	2,361,000	2,311,087
2.000%, 11/30/22	898,000	890,535
2.125%, 12/31/22	895,000	891,329
2.000%, 2/15/23	751,000	744,335
1.750%, 5/15/23	2,762,000	2,708,443
1.625%, 5/31/23	157,000	153,160
1.375%, 8/31/23	786,000	757,366
1.375%, 9/30/23	284,400	273,824
2.750%, 11/15/23	485,600	496,185
2.125%, 11/30/23#	997,000	991,493
2.250%, 12/31/23	3,466,000	3,465,702
2.500%, 1/31/24	466,100	471,515
2.125%, 3/31/24	775,000	770,683
2.375%, 8/15/24	100,000	100,502
2.250%, 11/15/24#	1,999,000	1,995,002
2.000%, 2/15/25	3,892,500	3,828,669
2.125%, 5/15/25	2,135,000	2,112,366
1.625%, 2/15/26	2,980,000	2,847,204
2.000%, 11/15/26	725,000	707,351
2.250%, 2/15/27	404,000	400,923
2.375%, 5/15/27	1,502,800	1,504,232
2.250%, 8/15/27#	1,152,500	1,141,497
2.250%, 11/15/27	769,000	760,853
2.750%, 2/15/28	502,000	516,315
2.875%, 5/15/28	560,000	581,704
2.875%, 8/15/28	609,000	632,799
3.125%, 11/15/28	547,900	581,232
2.625%, 2/15/29	453,100	461,454

Total U.S. Treasury Obligations		67,915,723

Total Long-Term Debt Securities (10.8%) (Cost $72,064,801)		72,280,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.8%)
JPMorgan Prime Money Market Fund, IM Shares	45,961,547	$45,975,336

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,012,097, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,032,120.(xx)	$1,011,882	1,011,882
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $1,020,214.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,011,882

U.S. Treasury Obligations (8.4%)
U.S. Treasury Bills
2.35%, 6/6/19(p)	6,000,000	5,973,844
2.37%, 6/27/19(p)	50,608,000	50,315,961

Total U.S. Treasury Obligations		56,289,805

Total Short-Term Investments (15.5%) (Cost $104,268,223)		104,277,023

Total Investments in Securities (97.3%) (Cost $596,450,745)		653,509,501
Other Assets Less Liabilities (2.7%)		18,056,340

Net Assets (100%)		$671,565,841

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,007,111.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $963,756 or 0.1% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $28,663,877. This was collateralized by $27,928,770 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $2,011,882 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.4%
Austria	0.0	#
Belgium	0.2
Chile	0.0	#
China	0.0	#
Colombia	0.0	#
Denmark	0.3
Finland	0.2
France	1.9
Germany	1.6
Hong Kong	0.7
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.4
Luxembourg	0.1
Macau	0.1
Mexico	0.0	#
Netherlands	0.9
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.2
South Africa	0.0	#
Spain	0.5
Sweden	0.4
Switzerland	1.7
United Arab Emirates	0.0	#
United Kingdom	2.8
United States	79.2
Cash and Other	2.7

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,057	6/2019	EUR	38,795,768	438,930
FTSE 100 Index	61	6/2019	GBP	5,729,497	61,902
MSCI EAFE E-Mini Index	12	6/2019	USD	1,119,840	5,314
SPI 200 Index	33	6/2019	AUD	3,614,918	(3,733)
TOPIX Index	107	6/2019	JPY	15,369,846	(55,532)
U.S. Treasury 10 Year Note	336	6/2019	USD	41,737,500	394,065
U.S. Treasury 5 Year Note	66	6/2019	USD	7,644,656	80,371

					921,317

Short Contracts
S&P 500 E-Mini Index	(174)	6/2019	USD	(24,688,860)	(355,765)

					(355,765)

					565,552

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,564,557	USD	1,813,678	Citibank NA	6/17/2019	9,894
GBP	773,329	USD	1,000,913	Bank of America	6/17/2019	10,191
NOK	39,887,780	USD	4,608,605	Citibank NA	6/17/2019	29,868
SEK	43,363,200	USD	4,651,594	Credit Suisse	6/17/2019	39,576
SEK	20,531,653	USD	2,199,550	UBS AG	6/17/2019	21,630
USD	7,943,993	EUR	7,011,387	Credit Suisse	6/17/2019	27,502
USD	3,401,995	EUR	2,963,300	Goldman Sachs Bank USA	6/17/2019	56,161
USD	8,078,377	EUR	7,097,000	Morgan Stanley	6/17/2019	65,220
USD	1,206,318	GBP	917,565	BNP Paribas	6/17/2019	6,631
USD	2,399,720	GBP	1,821,435	Credit Suisse	6/17/2019	18,251
USD	1,505,057	JPY	165,303,229	UBS AG	6/17/2019	4,552
USD	3,972,681	NZD	5,792,000	UBS AG	6/17/2019	22,464
USD	4,523,533	SEK	41,767,466	Credit Suisse	6/17/2019	4,995

Total unrealized appreciation						316,935

AUD	4,706,088	USD	3,406,262	JPMorgan Chase Bank	6/17/2019	(59,919)
EUR	1,191,898	USD	1,358,727	Bank of America	6/17/2019	(12,966)
EUR	7,183,114	USD	8,228,424	BNP Paribas	6/17/2019	(118,037)
EUR	7,696,000	USD	8,787,536	JPMorgan Chase Bank	6/17/2019	(98,054)
EUR	5,182,488	USD	5,944,549	UBS AG	6/17/2019	(93,050)
GBP	2,320,795	USD	3,048,184	BNP Paribas	6/17/2019	(13,818)
GBP	2,770,564	USD	3,631,384	Citibank NA	6/17/2019	(8,958)
JPY	352,392,594	USD	3,217,938	UBS AG	6/17/2019	(19,169)
NZD	4,982,987	USD	3,438,991	BNP Paribas	6/17/2019	(40,531)
NZD	16,048,837	USD	10,984,225	Morgan Stanley	6/17/2019	(38,716)
SEK	6,138,757	USD	666,559	Bank of America	6/17/2019	(2,449)
USD	8,273,475	CHF	8,277,507	Barclays Bank plc	6/17/2019	(100,312)
USD	5,872,491	JPY	650,620,000	BNP Paribas	6/17/2019	(33,375)
USD	1,694,595	JPY	187,089,365	UBS AG	6/17/2019	(3,669)

Total unrealized depreciation						(643,023)

Net unrealized depreciation						(326,088)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$30,046,199	$6,561,664	$—	$36,607,863
Consumer Discretionary	30,356,127	13,281,977	—	43,638,104
Consumer Staples	21,766,370	14,264,445	—	36,030,815
Energy	16,100,905	7,074,845	—	23,175,750
Financials	37,992,062	22,351,551	—	60,343,613
Health Care	43,512,383	13,509,849	—	57,022,232
Industrials	28,461,247	17,256,050	—	45,717,297
Information Technology	63,725,128	7,205,737	—	70,930,865
Materials	7,870,119	9,077,022	—	16,947,141
Real Estate	9,175,100	4,562,189	—	13,737,289
Utilities	9,755,598	4,508,441	—	14,264,039
Exchange Traded Funds	58,537,185	—	—	58,537,185
Forward Currency Contracts	—	316,935	—	316,935
Futures	980,582	—	—	980,582
Short-Term Investments
Investment Company	45,975,336	—	—	45,975,336
Repurchase Agreements	—	2,011,882	—	2,011,882
U.S. Treasury Obligations	—	56,289,805	—	56,289,805
U.S. Government Agency Securities	—	4,364,562	—	4,364,562
U.S. Treasury Obligations	—	67,915,723	—	67,915,723

Total Assets	$404,254,341	$250,552,677	$—	$654,807,018

Liabilities:
Forward Currency Contracts	$—	$(643,023)	$—	$(643,023)
Futures	(415,030)	—	—	(415,030)

Total Liabilities	$(415,030)	$(643,023)	$—	$(1,058,053)

Total	$403,839,311	$249,909,654	$—	$653,748,965

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,235,437
Aggregate gross unrealized depreciation	(21,053,943)

Net unrealized appreciation	$55,181,494

Federal income tax cost of investments in securities and derivative instruments, if applicable	$598,567,471

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.4%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	339,163	$10,636,152
Bezeq The Israeli Telecommunication Corp. Ltd.	81,417	58,385
BT Group plc	331,053	961,316
CenturyLink, Inc.	44,292	531,061
Deutsche Telekom AG (Registered)	130,834	2,171,359
Elisa OYJ	5,583	251,887
HKT Trust & HKT Ltd.	148,610	238,913
Iliad SA	1,042	104,613
Koninklijke KPN NV	131,982	418,392
Nippon Telegraph & Telephone Corp.	27,156	1,152,347
Orange SA	78,313	1,273,790
PCCW Ltd.	166,664	103,608
Proximus SADP	5,970	172,176
Singapore Telecommunications Ltd.	320,492	714,175
Spark New Zealand Ltd.	72,046	186,441
Swisscom AG (Registered)	1,017	497,393
Telecom Italia SpA(x)*	684,202	412,764
Telefonica Deutschland Holding AG	29,190	91,650
Telefonica SA	183,430	1,536,841
Telenor ASA	28,880	578,273
Telia Co. AB	110,482	498,502
Telstra Corp. Ltd.	163,400	385,194
TPG Telecom Ltd.	14,568	71,891
United Internet AG (Registered)	4,828	176,176
Verizon Communications, Inc.	192,525	11,384,003

		34,607,302

Entertainment (0.9%)
Activision Blizzard, Inc.	35,524	1,617,408
DeNA Co. Ltd.	4,439	66,767
Electronic Arts, Inc.*	14,015	1,424,344
Konami Holdings Corp.	3,661	158,722
Netflix, Inc.*	20,346	7,254,570
Nexon Co. Ltd.	17,506	273,892
Nintendo Co. Ltd.	4,449	1,266,899
Take-Two Interactive Software, Inc.*	5,339	503,841
Toho Co. Ltd.	4,451	178,514
Ubisoft Entertainment SA*	3,130	278,639
Viacom, Inc., Class B	16,400	460,348
Vivendi SA	40,988	1,187,619
Walt Disney Co. (The)	82,414	9,150,412

		23,821,975

Interactive Media & Services (2.1%)
Alphabet, Inc., Class A*	14,004	16,481,168
Alphabet, Inc., Class C*	14,428	16,928,517
Auto Trader Group plc(m)	37,218	252,843
Facebook, Inc., Class A*	111,936	18,658,612
Kakaku.com, Inc.(x)	5,373	103,116
LINE Corp.(x)*	2,828	99,642
REA Group Ltd.	2,068	109,688
TripAdvisor, Inc.*	4,707	242,175
Twitter, Inc.*	33,619	1,105,393
Yahoo Japan Corp.	111,829	273,443

		54,254,597

Media (0.7%)
Axel Springer SE	1,906	98,436
CBS Corp. (Non-Voting), Class B	15,645	743,607
Charter Communications, Inc., Class A*	8,270	2,868,946
Comcast Corp., Class A	211,604	8,459,928
CyberAgent, Inc.	3,970	161,730
Dentsu, Inc.	8,491	358,165
Discovery, Inc., Class A(x)*	7,255	196,030
Discovery, Inc., Class C*	16,753	425,861
DISH Network Corp., Class A*	10,590	335,597
Eutelsat Communications SA	6,853	119,884
Fox Corp., Class A*	16,943	621,977
Fox Corp., Class B*	7,060	253,325
Hakuhodo DY Holdings, Inc.	9,160	146,950
Informa plc	49,130	476,209
Interpublic Group of Cos., Inc. (The)	17,835	374,713
ITV plc	142,212	235,420
JCDecaux SA	2,923	88,923
News Corp., Class A	17,936	223,124
News Corp., Class B	5,720	71,443
Omnicom Group, Inc.	10,430	761,286
Pearson plc	30,659	333,910
ProSiebenSat.1 Media SE	9,146	130,501
Publicis Groupe SA	8,311	444,980
RTL Group SA	1,519	82,982
Schibsted ASA, Class B	3,847	137,824
SES SA (FDR)	14,299	222,393
Singapore Press Holdings Ltd.	62,831	111,731
Telenet Group Holding NV	2,078	99,953
WPP plc	49,529	523,039

		19,108,867

Wireless Telecommunication Services (0.4%)
1&1 Drillisch AG	2,082	74,128
KDDI Corp.	69,573	1,497,173
Millicom International Cellular SA (SDR)	2,596	157,620
NTT DOCOMO, Inc.	51,964	1,149,416
Softbank Corp.(x)	67,000	753,848
SoftBank Group Corp.	32,404	3,141,577
Tele2 AB, Class B	19,597	261,053
Vodafone Group plc	1,048,673	1,909,450

		8,944,265

Total Communication Services		140,737,006

Consumer Discretionary (6.6%)
Auto Components (0.3%)
Aisin Seiki Co. Ltd.	6,361	226,994
Aptiv plc	12,183	968,427
BorgWarner, Inc.	9,660	371,041
Bridgestone Corp.	23,914	920,483
Cie Generale des Etablissements Michelin SCA	6,674	789,083
Continental AG	4,318	650,027
Denso Corp.	17,143	667,746
Faurecia SA	2,980	125,289
Koito Manufacturing Co. Ltd.	4,102	232,063
Minth Group Ltd.(x)	29,224	91,954
NGK Spark Plug Co. Ltd.	6,150	113,977
Nokian Renkaat OYJ	4,605	154,143
Pirelli & C SpA(m)*	15,701	101,061
Stanley Electric Co. Ltd.	5,169	138,751
Sumitomo Electric Industries Ltd.	29,607	392,294
Sumitomo Rubber Industries Ltd.	6,711	80,413
Toyoda Gosei Co. Ltd.	2,551	53,953
Toyota Industries Corp.	5,755	288,191
Valeo SA	9,430	273,444
Yokohama Rubber Co. Ltd. (The)	4,658	86,410

		6,725,744

Automobiles (0.8%)
Bayerische Motoren Werke AG	12,997	1,002,333
Bayerische Motoren Werke AG (Preference)(q)	2,183	143,499
Daimler AG (Registered)	35,696	2,092,194
Ferrari NV	4,813	645,178
Fiat Chrysler Automobiles NV	42,607	634,327
Ford Motor Co.	182,090	1,598,750
General Motors Co.	61,150	2,268,665
Harley-Davidson, Inc.	7,500	267,450

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Honda Motor Co. Ltd.	63,995	$1,729,360
Isuzu Motors Ltd.	21,647	283,991
Mazda Motor Corp.	22,320	249,421
Mitsubishi Motors Corp.	26,324	139,660
Nissan Motor Co. Ltd.(x)	91,123	746,710
Peugeot SA	23,086	562,995
Porsche Automobil Holding SE (Preference)(q)	6,010	377,132
Renault SA	7,545	498,591
Subaru Corp.	24,154	549,747
Suzuki Motor Corp.	13,492	596,263
Toyota Motor Corp.	89,660	5,247,897
Volkswagen AG	1,274	207,364
Volkswagen AG (Preference)(q)	7,285	1,146,688
Yamaha Motor Co. Ltd.	10,988	215,239

		21,203,454

Distributors (0.0%)
Genuine Parts Co.	6,835	765,725
Jardine Cycle & Carriage Ltd.	3,878	92,969
LKQ Corp.*	14,796	419,910

		1,278,604

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,816	73,049
H&R Block, Inc.	9,570	229,106

		302,155

Hotels, Restaurants & Leisure (1.1%)
Accor SA	7,404	299,909
Aristocrat Leisure Ltd.	22,558	392,584
Carnival Corp.	18,655	946,182
Carnival plc	6,810	333,944
Chipotle Mexican Grill, Inc.*	1,211	860,185
Compass Group plc	62,169	1,461,140
Crown Resorts Ltd.(x)	14,841	121,291
Darden Restaurants, Inc.	5,765	700,275
Domino’s Pizza Enterprises Ltd.	2,345	72,297
Flight Centre Travel Group Ltd.	2,182	65,149
Galaxy Entertainment Group Ltd.	93,263	635,024
Genting Singapore Ltd.	237,369	182,154
GVC Holdings plc	21,567	157,023
Hilton Worldwide Holdings, Inc.	13,730	1,141,100
InterContinental Hotels Group plc	6,754	405,970
Marriott International, Inc., Class A	13,230	1,654,941
McDonald’s Corp.	35,945	6,825,955
McDonald’s Holdings Co. Japan Ltd.	2,609	120,528
Melco Resorts & Entertainment Ltd. (ADR)	9,702	219,168
Merlin Entertainments plc(m)	28,084	125,572
MGM China Holdings Ltd.(x)	37,291	78,003
MGM Resorts International	23,270	597,108
Norwegian Cruise Line Holdings Ltd.*	10,203	560,757
Oriental Land Co. Ltd.	7,852	890,550
Paddy Power Betfair plc	3,229	249,021
Royal Caribbean Cruises Ltd.	7,966	913,063
Sands China Ltd.	95,155	478,202
Shangri-La Asia Ltd.	49,261	70,033
SJM Holdings Ltd.	77,750	88,744
Sodexo SA	3,552	391,114
Starbucks Corp.	57,793	4,296,332
Tabcorp Holdings Ltd.	75,066	246,249
TUI AG	17,292	165,672
Whitbread plc	7,208	476,726
Wynn Macau Ltd.	61,200	144,230
Wynn Resorts Ltd.	4,595	548,275
Yum! Brands, Inc.	14,480	1,445,249

		28,359,719

Household Durables (0.4%)
Barratt Developments plc	39,792	310,548
Berkeley Group Holdings plc	4,906	235,720
Casio Computer Co. Ltd.(x)	7,625	99,415
DR Horton, Inc.	15,935	659,390
Electrolux AB	9,443	242,644
Garmin Ltd.	5,630	486,150
Husqvarna AB, Class B	16,389	133,865
Iida Group Holdings Co. Ltd.(x)	5,778	104,528
Leggett & Platt, Inc.	6,055	255,642
Lennar Corp., Class A	13,625	668,851
Mohawk Industries, Inc.*	2,900	365,835
Newell Brands, Inc.	19,947	305,987
Nikon Corp.(x)	12,588	177,297
Panasonic Corp.	86,662	746,124
Persimmon plc	12,284	347,185
PulteGroup, Inc.	11,985	335,101
Rinnai Corp.	1,317	93,044
SEB SA	886	149,081
Sekisui Chemical Co. Ltd.	14,499	232,732
Sekisui House Ltd.	24,400	403,328
Sharp Corp.(x)*	8,359	91,864
Sony Corp.	49,827	2,088,301
Taylor Wimpey plc	128,622	293,920
Techtronic Industries Co. Ltd.	53,934	362,425
Whirlpool Corp.	2,965	394,019

		9,582,996

Internet & Direct Marketing Retail (1.6%)
Amazon.com, Inc.*	19,446	34,628,464
Booking Holdings, Inc.*	2,179	3,802,159
Delivery Hero SE(m)*	3,649	131,803
eBay, Inc.	42,135	1,564,894
Expedia Group, Inc.	5,527	657,713
Rakuten, Inc.	33,787	319,487
Zalando SE(m)*	4,389	171,087
ZOZO, Inc.(x)	7,951	149,651

		41,425,258

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	7,842	367,229
Hasbro, Inc.	5,425	461,233
Mattel, Inc.(x)*	16,010	208,130
Sankyo Co. Ltd.	1,758	66,938
Sega Sammy Holdings, Inc.	6,792	80,036
Shimano, Inc.	2,912	472,941
Yamaha Corp.	5,263	262,604

		1,919,111

Multiline Retail (0.3%)
Dollar General Corp.	12,210	1,456,653
Dollar Tree, Inc.*	11,044	1,160,062
Harvey Norman Holdings Ltd.(x)	23,154	66,091
Isetan Mitsukoshi Holdings Ltd.(x)	13,197	133,244
J Front Retailing Co. Ltd.	9,027	107,268
Kohl’s Corp.	7,650	526,090
Macy’s, Inc.	14,260	342,668
Marks & Spencer Group plc	63,779	231,679
Marui Group Co. Ltd.(x)	7,462	150,479
Next plc	5,483	398,486
Nordstrom, Inc.	5,230	232,107
Pan Pacific International Holdings Corp.	4,657	308,002
Ryohin Keikaku Co. Ltd.	937	237,061
Takashimaya Co. Ltd.(x)	5,582	74,239
Target Corp.	24,300	1,950,318
Wesfarmers Ltd.	44,507	1,095,016

		8,469,463

Specialty Retail (1.2%)
ABC-Mart, Inc.	1,295	77,001
Advance Auto Parts, Inc.	3,366	574,004
AutoZone, Inc.*	1,205	1,234,065
Best Buy Co., Inc.	10,835	769,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CarMax, Inc.(x)*	8,110	$566,078
Dufry AG (Registered)	1,269	133,304
Fast Retailing Co. Ltd.	2,290	1,075,058
Foot Locker, Inc.	5,266	319,120
Gap, Inc. (The)	9,945	260,360
Hennes & Mauritz AB, Class B	34,402	573,533
Hikari Tsushin, Inc.	822	155,529
Home Depot, Inc. (The)	52,685	10,109,725
Industria de Diseno Textil SA	42,819	1,258,444
Kingfisher plc	83,661	255,848
L Brands, Inc.	10,555	291,107
Lowe’s Cos., Inc.	37,415	4,095,820
Nitori Holdings Co. Ltd.	3,145	405,788
O’Reilly Automotive, Inc.*	3,765	1,461,949
Ross Stores, Inc.	17,380	1,618,078
Shimamura Co. Ltd.	869	73,469
Tiffany & Co.	5,000	527,750
TJX Cos., Inc. (The)	57,640	3,067,024
Tractor Supply Co.	5,704	557,623
Ulta Beauty, Inc.*	2,642	921,345
USS Co. Ltd.	8,607	159,513
Yamada Denki Co. Ltd.(x)	24,660	121,487

		30,662,957

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	7,392	1,796,042
Asics Corp.	6,276	84,091
Burberry Group plc	16,254	413,768
Capri Holdings Ltd.*	6,963	318,557
Cie Financiere Richemont SA (Registered)	20,490	1,492,689
EssilorLuxottica SA	11,302	1,234,585
Hanesbrands, Inc.	16,800	300,384
Hermes International	1,244	820,808
HUGO BOSS AG	2,487	169,843
Kering SA	2,975	1,705,980
LVMH Moet Hennessy Louis Vuitton SE	10,904	4,010,729
Moncler SpA	7,023	282,980
NIKE, Inc., Class B	59,270	4,991,127
Pandora A/S	4,319	202,212
Puma SE	326	189,062
PVH Corp.	3,552	433,166
Ralph Lauren Corp.	2,479	321,477
Swatch Group AG (The)	1,211	346,608
Swatch Group AG (The) (Registered)	2,191	121,239
Tapestry, Inc.	13,450	436,991
Under Armour, Inc., Class A(x)*	8,692	183,749
Under Armour, Inc., Class C*	8,950	168,886
VF Corp.	15,120	1,314,079
Yue Yuen Industrial Holdings Ltd.	28,884	99,347

		21,438,399

Total Consumer Discretionary		171,367,860

Consumer Staples (5.5%)
Beverages (1.3%)
Anheuser-Busch InBev SA/NV	29,909	2,508,229
Asahi Group Holdings Ltd.	14,237	633,298
Brown-Forman Corp., Class B	7,680	405,350
Carlsberg A/S, Class B	4,199	524,418
Coca-Cola Amatil Ltd.	19,893	122,181
Coca-Cola Bottlers Japan, Inc.	5,262	133,461
Coca-Cola Co. (The)	178,530	8,365,916
Coca-Cola European Partners plc	8,586	444,240
Coca-Cola HBC AG	7,949	270,736
Constellation Brands, Inc., Class A	7,750	1,358,807
Davide Campari-Milano SpA	22,798	223,769
Diageo plc	96,619	3,948,904
Heineken Holding NV	4,522	452,979
Heineken NV	10,174	1,073,705
Kirin Holdings Co. Ltd.	32,290	769,885
Molson Coors Brewing Co., Class B	8,705	519,253
Monster Beverage Corp.*	18,540	1,011,913
PepsiCo, Inc.	65,800	8,063,790
Pernod Ricard SA	8,335	1,495,966
Remy Cointreau SA(x)	887	118,305
Suntory Beverage & Food Ltd.	5,458	256,082
Treasury Wine Estates Ltd.	28,210	299,056

		33,000,243

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	23,958	500,755
Carrefour SA	23,236	433,982
Casino Guichard Perrachon SA(x)	2,153	93,345
Coles Group Ltd.*	44,507	374,486
Colruyt SA	2,358	174,311
Costco Wholesale Corp.	20,425	4,945,709
Dairy Farm International Holdings Ltd.	13,274	111,369
FamilyMart UNY Holdings Co. Ltd.	9,944	253,109
ICA Gruppen AB	3,158	126,696
J Sainsbury plc	69,101	212,131
Jeronimo Martins SGPS SA	9,880	145,740
Koninklijke Ahold Delhaize NV	48,942	1,302,519
Kroger Co. (The)	37,160	914,136
Lawson, Inc.	1,968	109,028
METRO AG	7,068	117,263
Seven & i Holdings Co. Ltd.	29,576	1,114,404
Sundrug Co. Ltd.(x)	2,810	77,330
Sysco Corp.	22,200	1,482,072
Tesco plc	384,302	1,161,740
Tsuruha Holdings, Inc.	1,447	117,504
Walgreens Boots Alliance, Inc.	37,455	2,369,778
Walmart, Inc.	66,301	6,466,337
Welcia Holdings Co. Ltd.	1,851	62,713
Wm Morrison Supermarkets plc	88,272	261,614
Woolworths Group Ltd.	51,553	1,112,798

		24,040,869

Food Products (1.2%)
a2 Milk Co. Ltd.*	28,839	281,039
Ajinomoto Co., Inc.	17,958	286,635
Archer-Daniels-Midland Co.	26,075	1,124,615
Associated British Foods plc	13,984	444,226
Barry Callebaut AG (Registered)	86	155,288
Calbee, Inc.	3,154	84,862
Campbell Soup Co.	8,890	338,976
Chocoladefabriken Lindt & Spruengli AG	42	285,554
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	312,930
Conagra Brands, Inc.	22,615	627,340
Danone SA	24,202	1,864,837
General Mills, Inc.	27,785	1,437,874
Golden Agri-Resources Ltd.	251,962	52,056
Hershey Co. (The)	6,475	743,524
Hormel Foods Corp.	12,640	565,766
JM Smucker Co. (The)	5,260	612,790
Kellogg Co.	11,730	673,067
Kerry Group plc (London Stock Exchange), Class A	1,182	131,265
Kerry Group plc (Turquoise Stock Exchange), Class A	5,045	563,093
Kikkoman Corp.	5,708	279,658
Kraft Heinz Co. (The)	28,985	946,360
Lamb Weston Holdings, Inc.	6,746	505,545
McCormick & Co., Inc. (Non-Voting)	5,650	851,060
Meiji Holdings Co. Ltd.	4,794	388,866
Mondelez International, Inc., Class A	67,705	3,379,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mowi ASA	16,354	$365,004
Nestle SA (Registered)	120,235	11,459,002
NH Foods Ltd.(x)	3,613	129,909
Nisshin Seifun Group, Inc.	7,765	177,958
Nissin Foods Holdings Co. Ltd.	2,489	170,679
Orkla ASA	31,997	245,590
Toyo Suisan Kaisha Ltd.	3,482	132,425
Tyson Foods, Inc., Class A	13,680	949,802
WH Group Ltd.(m)	345,642	369,861
Wilmar International Ltd.	75,407	184,171
Yakult Honsha Co. Ltd.	4,699	328,163
Yamazaki Baking Co. Ltd.	4,755	77,055

		31,526,679

Household Products (0.9%)
Church & Dwight Co., Inc.	11,380	810,597
Clorox Co. (The)	5,945	953,935
Colgate-Palmolive Co.	40,410	2,769,701
Essity AB, Class B	23,801	686,334
Henkel AG & Co. KGaA	4,079	387,784
Henkel AG & Co. KGaA (Preference)(q)	6,993	713,840
Kimberly-Clark Corp.	16,120	1,997,268
Lion Corp.	8,806	185,130
Pigeon Corp.(x)	4,536	185,197
Procter & Gamble Co. (The)	116,130	12,083,327
Reckitt Benckiser Group plc	26,361	2,191,188
Unicharm Corp.	15,840	523,522

		23,487,823

Personal Products (0.5%)
Beiersdorf AG	3,956	411,547
Coty, Inc., Class A	20,976	241,224
Estee Lauder Cos., Inc. (The), Class A	10,240	1,695,232
Kao Corp.	19,430	1,528,383
Kobayashi Pharmaceutical Co. Ltd.	1,932	162,816
Kose Corp.	1,189	218,103
L’Oreal SA	9,893	2,661,174
Pola Orbis Holdings, Inc.	3,597	114,567
Shiseido Co. Ltd.	14,916	1,074,926
Unilever NV (CVA)	60,578	3,518,626
Unilever plc	44,396	2,541,346

		14,167,944

Tobacco (0.7%)
Altria Group, Inc.	87,495	5,024,838
British American Tobacco plc	90,038	3,745,603
Imperial Brands plc	37,438	1,279,736
Japan Tobacco, Inc.	43,179	1,069,443
Philip Morris International, Inc.	72,455	6,404,297
Swedish Match AB	6,906	352,011

		17,875,928

Total Consumer Staples		144,099,486

Energy (3.5%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	23,905	662,647
Halliburton Co.	40,815	1,195,880
Helmerich & Payne, Inc.	5,030	279,467
John Wood Group plc	26,603	175,809
National Oilwell Varco, Inc.	17,860	475,790
Schlumberger Ltd.	64,543	2,812,139
TechnipFMC plc	19,826	466,308
Tenaris SA	18,536	260,221
WorleyParsons Ltd.	12,604	126,724

		6,454,985

Oil, Gas & Consumable Fuels (3.3%)
Aker BP ASA	4,241	150,956
Anadarko Petroleum Corp.	23,505	1,069,007
Apache Corp.	17,685	612,962
BP plc	784,208	5,704,473
Cabot Oil & Gas Corp.	20,040	523,044
Caltex Australia Ltd.	10,238	190,533
Chevron Corp.	89,080	10,972,874
Cimarex Energy Co.	4,441	310,426
Concho Resources, Inc.	9,303	1,032,261
ConocoPhillips	53,570	3,575,262
Devon Energy Corp.	21,810	688,324
Diamondback Energy, Inc.	7,211	732,133
Enagas SA	8,903	259,061
Eni SpA	99,859	1,764,713
EOG Resources, Inc.	27,010	2,570,812
Equinor ASA	45,869	1,004,337
Exxon Mobil Corp.	197,314	15,942,971
Galp Energia SGPS SA	19,676	315,182
Hess Corp.	11,570	696,861
HollyFrontier Corp.	7,427	365,928
Idemitsu Kosan Co. Ltd.(x)	8,339	278,781
Inpex Corp.	40,181	382,668
JXTG Holdings, Inc.	127,794	584,027
Kinder Morgan, Inc.	88,423	1,769,344
Koninklijke Vopak NV	2,760	132,077
Lundin Petroleum AB	7,349	248,832
Marathon Oil Corp.	38,720	647,011
Marathon Petroleum Corp.	32,112	1,921,903
Neste OYJ	5,033	536,348
Noble Energy, Inc.	22,300	551,479
Occidental Petroleum Corp.	35,105	2,323,951
Oil Search Ltd.	53,827	300,026
OMV AG	5,781	313,672
ONEOK, Inc.	19,147	1,337,226
Origin Energy Ltd.	69,065	353,085
Phillips 66	19,760	1,880,559
Pioneer Natural Resources Co.	7,980	1,215,194
Repsol SA	54,778	937,685
Royal Dutch Shell plc, Class A	180,385	5,670,336
Royal Dutch Shell plc, Class B	147,025	4,649,443
Santos Ltd.	69,500	337,050
Snam SpA	88,512	454,641
TOTAL SA	94,127	5,228,666
Valero Energy Corp.	19,785	1,678,362
Washington H Soul Pattinson & Co. Ltd.	4,228	78,985
Williams Cos., Inc. (The)	56,407	1,620,009
Woodside Petroleum Ltd.	36,748	903,337

		84,816,817

Total Energy		91,271,802

Financials (9.3%)
Banks (4.4%)
ABN AMRO Group NV (CVA)(m)	16,604	374,373
AIB Group plc	31,965	143,499
Aozora Bank Ltd.	4,643	114,619
Australia & New Zealand Banking Group Ltd.	112,801	2,084,856
Banco Bilbao Vizcaya Argentaria SA	261,741	1,495,345
Banco de Sabadell SA	220,880	219,972
Banco Espirito Santo SA (Registered)(r)*	26,714	—
Banco Santander SA	638,558	2,968,715
Bank Hapoalim BM	41,882	277,053
Bank Leumi Le-Israel BM	59,145	386,040
Bank of America Corp.	425,344	11,735,241
Bank of East Asia Ltd. (The)	49,595	161,106
Bank of Ireland Group plc (Aquis Stock Exchange)	24,455	145,394
Bank of Ireland Group plc (Turquoise Stock Exchange)	13,658	81,352
Bank of Kyoto Ltd. (The)	2,084	87,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Queensland Ltd.	15,596	$100,773
Bankia SA(x)	48,438	125,515
Bankinter SA	26,463	201,560
Barclays plc	671,701	1,353,229
BB&T Corp.	35,915	1,671,125
Bendigo & Adelaide Bank Ltd.	19,029	130,792
BNP Paribas SA	48,253	2,306,386
BOC Hong Kong Holdings Ltd.	145,258	601,390
CaixaBank SA	140,877	439,952
Chiba Bank Ltd. (The)	23,782	128,963
Citigroup, Inc.	113,830	7,082,503
Citizens Financial Group, Inc.	21,808	708,760
Comerica, Inc.	7,470	547,700
Commerzbank AG	39,328	304,402
Commonwealth Bank of Australia	69,081	3,464,960
Concordia Financial Group Ltd.	42,195	162,567
Credit Agricole SA	61,594	744,132
Danske Bank A/S	28,135	493,760
DBS Group Holdings Ltd.	70,451	1,311,550
DNB ASA	37,786	695,705
Erste Group Bank AG	11,809	433,963
Fifth Third Bancorp	30,475	768,579
First Republic Bank	7,572	760,683
Fukuoka Financial Group, Inc.	5,737	127,132
Hang Seng Bank Ltd.	30,019	740,728
HSBC Holdings plc	781,418	6,343,685
Huntington Bancshares, Inc.	49,405	626,455
ING Groep NV	152,759	1,847,918
Intesa Sanpaolo SpA	584,124	1,422,528
Japan Post Bank Co. Ltd.(x)	15,897	173,414
JPMorgan Chase & Co.	154,980	15,688,625
KBC Group NV	9,795	684,304
KeyCorp	48,200	759,150
Lloyds Banking Group plc	2,792,237	2,259,876
M&T Bank Corp.	6,590	1,034,762
Mebuki Financial Group, Inc.	32,397	82,724
Mediobanca Banca di Credito Finanziario SpA	24,373	253,227
Mitsubishi UFJ Financial Group, Inc.	461,370	2,289,574
Mizrahi Tefahot Bank Ltd.	5,493	112,806
Mizuho Financial Group, Inc.	946,919	1,463,568
National Australia Bank Ltd.	107,324	1,925,711
Nordea Bank Abp	119,232	907,324
Oversea-Chinese Banking Corp. Ltd.	123,468	1,006,694
People’s United Financial, Inc.	17,560	288,686
PNC Financial Services Group, Inc. (The)	21,500	2,637,190
Raiffeisen Bank International AG	5,810	130,412
Regions Financial Corp.	48,160	681,464
Resona Holdings, Inc.	82,107	355,380
Royal Bank of Scotland Group plc	189,176	608,589
Seven Bank Ltd.	23,404	69,053
Shinsei Bank Ltd.	6,100	86,687
Shizuoka Bank Ltd. (The)	16,902	128,561
Skandinaviska Enskilda Banken AB, Class A(x)	63,886	553,015
Societe Generale SA	35,732	1,033,123
Standard Chartered plc	110,250	849,078
Sumitomo Mitsui Financial Group, Inc.	52,185	1,825,039
Sumitomo Mitsui Trust Holdings, Inc.	13,024	467,233
SunTrust Banks, Inc.	20,870	1,236,547
SVB Financial Group*	2,460	547,006
Svenska Handelsbanken AB, Class A	59,946	632,517
Swedbank AB, Class A(x)	35,548	502,213
UniCredit SpA	78,789	1,010,024
United Overseas Bank Ltd.	52,774	980,909
US Bancorp	70,745	3,409,202
Wells Fargo & Co.	197,380	9,537,402
Westpac Banking Corp.	134,829	2,481,460
Yamaguchi Financial Group, Inc.	7,782	65,862
Zions Bancorp NA	8,920	405,057

		115,085,489

Capital Markets (1.6%)
3i Group plc	38,191	489,858
Affiliated Managers Group, Inc.	2,476	265,204
Ameriprise Financial, Inc.	6,530	836,493
Amundi SA(m)	5,970	375,693
ASX Ltd.	7,599	376,834
Bank of New York Mellon Corp. (The)	42,360	2,136,215
BlackRock, Inc.	5,675	2,425,325
Cboe Global Markets, Inc.	5,188	495,143
Charles Schwab Corp. (The)	56,010	2,394,988
CME Group, Inc.	16,680	2,745,194
Credit Suisse Group AG (Registered)*	100,333	1,169,334
Daiwa Securities Group, Inc.	63,372	308,197
Deutsche Bank AG (Registered)	77,072	627,667
Deutsche Boerse AG	7,576	971,365
E*TRADE Financial Corp.	11,775	546,713
Franklin Resources, Inc.	13,835	458,492
Goldman Sachs Group, Inc. (The)	16,170	3,104,478
Hargreaves Lansdown plc	11,171	271,133
Hong Kong Exchanges & Clearing Ltd.	46,493	1,620,454
Intercontinental Exchange, Inc.	26,500	2,017,710
Invesco Ltd.	19,090	368,628
Investec plc	26,710	153,869
Japan Exchange Group, Inc.	20,001	356,059
Julius Baer Group Ltd.	8,785	354,929
London Stock Exchange Group plc	12,294	760,745
Macquarie Group Ltd.	12,693	1,166,419
Moody’s Corp.	7,765	1,406,164
Morgan Stanley	60,840	2,567,448
MSCI, Inc.	4,158	826,777
Nasdaq, Inc.	5,345	467,634
Natixis SA	74,378	398,061
Nomura Holdings, Inc.	135,873	490,629
Northern Trust Corp.	10,250	926,702
Partners Group Holding AG	682	495,875
Raymond James Financial, Inc.	5,934	477,153
S&P Global, Inc.	11,710	2,465,541
SBI Holdings, Inc.(x)	8,814	196,114
Schroders plc	4,879	171,703
Singapore Exchange Ltd.	31,549	170,170
St James’s Place plc	20,777	278,187
State Street Corp.	17,675	1,163,192
T. Rowe Price Group, Inc.	11,145	1,115,837
UBS Group AG (Registered)*	151,311	1,834,119

		42,248,445

Consumer Finance (0.3%)
Acom Co. Ltd.	15,665	55,830
AEON Financial Service Co. Ltd.	4,426	89,974
American Express Co.	32,635	3,567,006
Capital One Financial Corp.	22,022	1,798,977
Credit Saison Co. Ltd.	6,187	81,615
Discover Financial Services	15,590	1,109,384
Synchrony Financial	30,818	983,094

		7,685,880

Diversified Financial Services (0.9%)
AMP Ltd.	114,561	170,823
Berkshire Hathaway, Inc., Class B*	90,656	18,211,884
Challenger Ltd.	21,580	126,873
Eurazeo SE	4,587	344,746
EXOR NV	4,257	276,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Groupe Bruxelles Lambert SA	3,167	$307,725
Industrivarden AB, Class C	6,556	137,328
Investor AB, Class B	17,879	805,173
Jefferies Financial Group, Inc.	13,095	246,055
Kinnevik AB, Class B	9,495	245,920
L E Lundbergforetagen AB, Class B	2,983	94,329
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,824	80,526
ORIX Corp.	51,997	745,730
Pargesa Holding SA	1,515	118,674
Standard Life Aberdeen plc	91,675	315,162
Tokyo Century Corp.	1,674	72,727
Wendel SA	2,786	350,960

		22,651,124

Insurance (2.1%)
Admiral Group plc	7,906	223,449
Aegon NV	69,923	336,020
Aflac, Inc.	35,440	1,772,000
Ageas	7,172	345,943
AIA Group Ltd.	474,039	4,719,285
Allianz SE (Registered)	16,875	3,753,347
Allstate Corp. (The)	15,990	1,505,938
American International Group, Inc.	41,154	1,772,091
Aon plc	11,255	1,921,229
Arthur J Gallagher & Co.	8,561	668,614
Assicurazioni Generali SpA	46,079	852,871
Assurant, Inc.	2,365	224,462
Aviva plc	153,770	825,945
Baloise Holding AG (Registered)	1,916	316,527
Brighthouse Financial, Inc.*	5,456	197,998
Chubb Ltd.	21,481	3,009,059
Cincinnati Financial Corp.	6,965	598,294
CNP Assurances	15,735	346,307
Dai-ichi Life Holdings, Inc.	42,331	587,432
Direct Line Insurance Group plc	53,974	248,154
Everest Re Group Ltd.	1,950	421,122
Gjensidige Forsikring ASA(x)	7,850	135,612
Hannover Rueck SE	2,367	339,863
Hartford Financial Services Group, Inc. (The)	16,715	831,070
Insurance Australia Group Ltd.	90,704	494,626
Japan Post Holdings Co. Ltd.	61,825	722,956
Legal & General Group plc	233,952	838,869
Lincoln National Corp.	9,875	579,663
Loews Corp.	12,825	614,702
Mapfre SA	42,309	116,562
Marsh & McLennan Cos., Inc.	23,490	2,205,711
Medibank Pvt Ltd.	108,105	211,858
MetLife, Inc.	45,920	1,954,814
MS&AD Insurance Group Holdings, Inc.	18,631	566,512
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,870	1,389,366
NN Group NV	11,958	496,716
Poste Italiane SpA(m)	20,508	199,498
Principal Financial Group, Inc.	12,175	611,063
Progressive Corp. (The)	27,100	1,953,639
Prudential Financial, Inc.	19,180	1,762,258
Prudential plc	101,741	2,037,381
QBE Insurance Group Ltd.	52,810	461,597
RSA Insurance Group plc	40,305	266,571
Sampo OYJ, Class A	17,402	788,831
SCOR SE	10,686	455,027
Sompo Holdings, Inc.	13,043	482,272
Sony Financial Holdings, Inc.	6,831	128,694
Suncorp Group Ltd.(x)	50,971	498,725
Swiss Life Holding AG (Registered)*	1,344	591,859
Swiss Re AG	11,963	1,168,728
T&D Holdings, Inc.	21,854	229,523
Tokio Marine Holdings, Inc.	26,426	1,278,501
Torchmark Corp.	4,743	388,689
Travelers Cos., Inc. (The)	12,295	1,686,382
Tryg A/S	4,744	130,158
Unum Group	10,190	344,728
Willis Towers Watson plc	6,034	1,059,872
Zurich Insurance Group AG	5,941	1,966,511

		54,635,494

Total Financials		242,306,432

Health Care (8.5%)
Biotechnology (1.1%)
AbbVie, Inc.	70,057	5,645,894
Alexion Pharmaceuticals, Inc.*	10,400	1,405,872
Amgen, Inc.	29,764	5,654,565
BeiGene Ltd. (ADR)*	1,281	169,092
Biogen, Inc.*	9,410	2,224,336
Celgene Corp.*	32,560	3,071,710
CSL Ltd.	17,758	2,458,012
Genmab A/S*	2,413	418,760
Gilead Sciences, Inc.	60,298	3,919,973
Grifols SA	11,709	327,839
Incyte Corp.*	8,230	707,862
Regeneron Pharmaceuticals, Inc.*	3,700	1,519,294
Vertex Pharmaceuticals, Inc.*	11,973	2,202,433

		29,725,642

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	81,822	6,540,851
ABIOMED, Inc.*	2,142	611,734
Align Technology, Inc.*	3,386	962,741
Asahi Intecc Co. Ltd.	3,825	179,464
Baxter International, Inc.	23,030	1,872,569
Becton Dickinson and Co.	12,516	3,125,621
BioMerieux	1,626	134,426
Boston Scientific Corp.*	64,415	2,472,248
Cochlear Ltd.	2,264	278,557
Coloplast A/S, Class B	4,663	511,603
ConvaTec Group plc(m)	53,897	99,365
Cooper Cos., Inc. (The)	2,359	698,665
Danaher Corp.	28,740	3,794,255
Demant A/S*	3,962	117,156
Dentsply Sirona, Inc.	10,309	511,223
Edwards Lifesciences Corp.*	9,798	1,874,651
Fisher & Paykel Healthcare Corp. Ltd.	22,472	240,264
Hologic, Inc.*	12,550	607,420
Hoya Corp.	14,972	987,371
IDEXX Laboratories, Inc.*	4,001	894,624
Intuitive Surgical, Inc.*	5,381	3,070,291
Koninklijke Philips NV	37,308	1,519,792
Medtronic plc	62,583	5,700,060
Olympus Corp.	45,736	496,027
ResMed, Inc.	6,647	691,088
Sartorius AG (Preference)(q)	1,396	239,436
Siemens Healthineers AG(m)	5,888	245,371
Smith & Nephew plc	34,359	681,556
Sonova Holding AG (Registered)	2,180	431,293
Straumann Holding AG (Registered)	406	331,283
Stryker Corp.	14,435	2,851,201
Sysmex Corp.	6,564	396,221
Teleflex, Inc.	2,195	663,241
Terumo Corp.	23,850	727,357
Varian Medical Systems, Inc.*	4,270	605,144
Zimmer Biomet Holdings, Inc.	9,470	1,209,319

		46,373,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.3%)
Alfresa Holdings Corp.	7,380	$209,754
AmerisourceBergen Corp.	7,235	575,327
Anthem, Inc.	12,035	3,453,804
Cardinal Health, Inc.	13,870	667,841
Centene Corp.*	19,140	1,016,334
Cigna Corp.	17,714	2,848,766
CVS Health Corp.	60,219	3,247,611
DaVita, Inc.*	5,860	318,139
Fresenius Medical Care AG & Co. KGaA	8,486	684,428
Fresenius SE & Co. KGaA	16,369	913,689
HCA Healthcare, Inc.	12,468	1,625,578
Henry Schein, Inc.*	7,092	426,300
Humana, Inc.	6,370	1,694,420
Laboratory Corp. of America Holdings*	4,665	713,652
McKesson Corp.	9,145	1,070,514
Medipal Holdings Corp.	6,718	159,418
NMC Health plc	4,086	121,550
Quest Diagnostics, Inc.	6,335	569,643
Ramsay Health Care Ltd.	5,552	253,680
Ryman Healthcare Ltd.	15,701	130,982
Sonic Healthcare Ltd.	15,867	276,702
Suzuken Co. Ltd.	2,839	164,197
UnitedHealth Group, Inc.	44,885	11,098,265
Universal Health Services, Inc., Class B	3,950	528,392
WellCare Health Plans, Inc.*	2,321	626,090

		33,395,076

Health Care Technology (0.0%)
Cerner Corp.*	15,300	875,313
M3, Inc.	16,529	276,950

		1,152,263

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	14,780	1,188,016
Eurofins Scientific SE(x)	451	186,681
Illumina, Inc.*	6,925	2,151,528
IQVIA Holdings, Inc.*	7,346	1,056,722
Lonza Group AG (Registered)*	2,923	906,475
Mettler-Toledo International, Inc.*	1,234	892,182
PerkinElmer, Inc.	5,120	493,363
QIAGEN NV*	8,893	360,523
Sartorius Stedim Biotech	1,085	137,410
Thermo Fisher Scientific, Inc.	18,815	5,150,042
Waters Corp.*	3,515	884,761

		13,407,703

Pharmaceuticals (3.8%)
Allergan plc	14,737	2,157,644
Astellas Pharma, Inc.	73,830	1,104,819
AstraZeneca plc	49,726	3,973,371
Bayer AG (Registered)	36,606	2,365,216
Bristol-Myers Squibb Co.	76,005	3,626,199
Chugai Pharmaceutical Co. Ltd.	8,787	603,348
Daiichi Sankyo Co. Ltd.	22,265	1,024,556
Eisai Co. Ltd.	9,895	554,702
Eli Lilly & Co.	40,768	5,290,056
GlaxoSmithKline plc	194,700	4,049,277
H Lundbeck A/S	2,735	118,352
Hisamitsu Pharmaceutical Co., Inc.	2,241	102,921
Ipsen SA	1,480	202,875
Johnson & Johnson	125,040	17,479,342
Kyowa Hakko Kirin Co. Ltd.	10,183	221,429
Merck & Co., Inc.	121,160	10,076,877
Merck KGaA	5,073	578,453
Mitsubishi Tanabe Pharma Corp.	9,917	132,340
Mylan NV*	24,015	680,585
Nektar Therapeutics*	7,991	268,498
Novartis AG (Registered)	85,104	8,186,052
Novo Nordisk A/S, Class B	71,322	3,733,598
Ono Pharmaceutical Co. Ltd.	14,929	292,168
Orion OYJ, Class B	4,087	153,217
Otsuka Holdings Co. Ltd.	15,328	601,475
Perrigo Co. plc	5,780	278,365
Pfizer, Inc.	261,656	11,112,530
Recordati SpA	4,104	159,793
Roche Holding AG	27,579	7,598,593
Sanofi	44,215	3,905,360
Santen Pharmaceutical Co. Ltd.	14,379	213,940
Shionogi & Co. Ltd.	10,815	668,631
Sumitomo Dainippon Pharma Co. Ltd.	6,247	154,273
Taisho Pharmaceutical Holdings Co. Ltd.	1,415	134,695
Takeda Pharmaceutical Co. Ltd.	58,194	2,373,862
Teva Pharmaceutical Industries Ltd. (ADR)*	37,980	595,526
UCB SA	4,962	426,142
Vifor Pharma AG	1,786	241,511
Zoetis, Inc.	22,388	2,253,800

		97,694,391

Total Health Care		221,748,563

Industrials (7.0%)
Aerospace & Defense (1.4%)
Airbus SE	22,855	3,022,672
Arconic, Inc.	20,036	382,888
BAE Systems plc	125,376	787,740
Boeing Co. (The)	24,685	9,415,353
Dassault Aviation SA	99	146,035
Elbit Systems Ltd.	924	119,169
General Dynamics Corp.	12,975	2,196,408
Harris Corp.	5,490	876,808
Huntington Ingalls Industries, Inc.	1,988	411,914
L3 Technologies, Inc.	3,680	759,442
Leonardo SpA	15,887	184,628
Lockheed Martin Corp.	11,540	3,463,846
Meggitt plc	30,481	199,611
MTU Aero Engines AG	2,042	462,246
Northrop Grumman Corp.	8,160	2,199,936
Raytheon Co.	13,270	2,416,202
Rolls-Royce Holdings plc	66,051	777,006
Safran SA	13,097	1,796,043
Singapore Technologies Engineering Ltd.	61,286	169,127
Textron, Inc.	11,295	572,205
Thales SA	4,174	499,823
TransDigm Group, Inc.*	2,264	1,027,833
United Technologies Corp.	37,837	4,876,811

		36,763,746

Air Freight & Logistics (0.3%)
Bollore SA	34,472	155,759
CH Robinson Worldwide, Inc.	6,360	553,256
Deutsche Post AG (Registered)	38,755	1,260,729
Expeditors International of Washington, Inc.	7,995	606,820
FedEx Corp.	11,345	2,058,096
Royal Mail plc	35,329	109,652
SG Holdings Co. Ltd.	3,771	109,731
United Parcel Service, Inc., Class B	32,355	3,615,348
Yamato Holdings Co. Ltd.(x)	12,111	312,419

		8,781,810

Airlines (0.2%)
Alaska Air Group, Inc.	5,672	318,313
American Airlines Group, Inc.	19,045	604,869
ANA Holdings, Inc.	4,515	165,356
Delta Air Lines, Inc.	28,988	1,497,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Deutsche Lufthansa AG (Registered)	9,297	$204,041
easyJet plc	6,237	90,779
Japan Airlines Co. Ltd.	4,522	159,084
Ryanair Holdings plc (ADR)*	204	15,288
Singapore Airlines Ltd.	21,195	151,074
Southwest Airlines Co.	23,525	1,221,183
United Continental Holdings, Inc.*	10,673	851,492

		5,278,709

Building Products (0.3%)
AGC, Inc.	7,285	255,037
Allegion plc	4,388	398,036
AO Smith Corp.	6,707	357,617
Assa Abloy AB, Class B	39,345	849,337
Cie de Saint-Gobain	19,523	707,587
Daikin Industries Ltd.	9,781	1,144,632
Fortune Brands Home & Security, Inc.	6,554	312,036
Geberit AG (Registered)	1,455	594,713
Johnson Controls International plc	43,030	1,589,528
Kingspan Group plc	6,012	278,256
LIXIL Group Corp.(x)	10,455	139,425
Masco Corp.	14,220	558,988
TOTO Ltd.(x)	5,558	235,449

		7,420,641

Commercial Services & Supplies (0.3%)
Babcock International Group plc	9,924	63,787
Brambles Ltd.	62,493	521,828
Cintas Corp.	4,020	812,482
Copart, Inc.*	9,596	581,422
Dai Nippon Printing Co. Ltd.	9,546	227,991
Edenred	9,393	427,470
G4S plc	60,907	145,568
ISS A/S	6,560	199,597
Park24 Co. Ltd.	4,550	98,652
Republic Services, Inc.	10,060	808,623
Rollins, Inc.	6,775	281,976
Secom Co. Ltd.	8,242	705,140
Securitas AB, Class B	12,292	198,646
Societe BIC SA	1,007	89,747
Sohgo Security Services Co. Ltd.	2,804	121,946
Toppan Printing Co. Ltd.	9,610	144,891
Waste Management, Inc.	18,210	1,892,201

		7,321,967

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	10,012	439,804
Bouygues SA	8,622	308,044
CIMIC Group Ltd.	3,819	130,866
Eiffage SA	3,078	295,762
Ferrovial SA	19,328	452,703
Fluor Corp.	6,550	241,040
HOCHTIEF AG	832	120,395
Jacobs Engineering Group, Inc.	5,490	412,793
JGC Corp.	8,136	107,986
Kajima Corp.	17,640	260,072
Obayashi Corp.	25,490	256,211
Quanta Services, Inc.	6,785	256,066
Shimizu Corp.	21,667	188,069
Skanska AB, Class B(x)	13,353	242,578
Taisei Corp.	8,374	388,364
Vinci SA	19,916	1,937,392

		6,038,145

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	72,343	1,359,315
AMETEK, Inc.	10,737	890,849
Eaton Corp. plc	20,155	1,623,687
Emerson Electric Co.	29,185	1,998,297
Fuji Electric Co. Ltd.	4,689	132,847
Legrand SA	10,474	700,958
Melrose Industries plc	190,707	454,919
Mitsubishi Electric Corp.	71,644	919,549
Nidec Corp.	8,778	1,110,813
OSRAM Licht AG	3,905	134,392
Prysmian SpA	9,474	179,232
Rockwell Automation, Inc.	5,635	988,717
Schneider Electric SE	21,591	1,693,926
Siemens Gamesa Renewable Energy SA	9,359	149,026
Vestas Wind Systems A/S	7,671	645,455

		12,981,982

Industrial Conglomerates (0.9%)
3M Co.	27,160	5,643,305
CK Hutchison Holdings Ltd.	106,001	1,113,355
DCC plc	3,857	333,313
General Electric Co.	405,339	4,049,337
Honeywell International, Inc.	34,550	5,490,686
Jardine Matheson Holdings Ltd. (London Stock Exchange)	8,056	498,344
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	616	38,414
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	8,327	310,264
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	371	13,887
Keihan Holdings Co. Ltd.	3,777	158,639
Keppel Corp. Ltd.	57,104	262,082
NWS Holdings Ltd.	61,182	133,744
Roper Technologies, Inc.	4,815	1,646,586
Sembcorp Industries Ltd.	38,593	72,615
Siemens AG (Registered)	30,030	3,231,849
Smiths Group plc	15,536	290,370
Toshiba Corp.	25,598	814,156

		24,100,946

Machinery (1.2%)
Alfa Laval AB	11,526	264,555
Alstom SA	6,109	264,654
Amada Holdings Co. Ltd.	13,359	131,987
ANDRITZ AG(x)	2,858	122,596
Atlas Copco AB, Class A	26,360	707,816
Atlas Copco AB, Class B	15,318	379,107
Caterpillar, Inc.	27,520	3,728,685
CNH Industrial NV	39,908	405,766
Cummins, Inc.	6,935	1,094,829
Daifuku Co. Ltd.(x)	3,976	206,639
Deere & Co.	14,980	2,394,403
Dover Corp.	6,770	635,026
Epiroc AB, Class A*	25,869	261,158
Epiroc AB, Class B*	15,308	146,539
FANUC Corp.	7,609	1,296,201
Flowserve Corp.	6,010	271,291
Fortive Corp.	13,670	1,146,776
GEA Group AG	6,377	167,032
Hino Motors Ltd.	10,150	85,354
Hitachi Construction Machinery Co. Ltd.	4,223	111,910
Hoshizaki Corp.	2,133	132,025
IHI Corp.	5,769	138,408
Illinois Tool Works, Inc.	14,245	2,044,585
Ingersoll-Rand plc	11,415	1,232,249
JTEKT Corp.	8,086	99,370
Kawasaki Heavy Industries Ltd.	5,575	137,325
KION Group AG	2,782	145,394
Komatsu Ltd.	36,246	840,660
Kone OYJ, Class B	13,304	670,972
Kubota Corp.	38,754	559,298
Kurita Water Industries Ltd.	3,878	98,918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Makita Corp.	8,794	$305,882
Metso OYJ	4,132	142,111
Minebea Mitsumi, Inc.	15,089	226,410
MISUMI Group, Inc.	11,129	276,342
Mitsubishi Heavy Industries Ltd.	11,919	494,483
Nabtesco Corp.	4,421	128,645
NGK Insulators Ltd.	10,287	149,251
NSK Ltd.	14,066	131,611
PACCAR, Inc.	16,240	1,106,594
Parker-Hannifin Corp.	6,155	1,056,321
Pentair plc	7,423	330,398
Sandvik AB	44,316	719,748
Schindler Holding AG	1,599	331,442
Schindler Holding AG (Registered)	790	163,435
SKF AB, Class B(x)	14,884	247,178
SMC Corp.	2,248	842,366
Snap-on, Inc.	2,570	402,256
Stanley Black & Decker, Inc.	7,070	962,722
Sumitomo Heavy Industries Ltd.	4,343	140,482
THK Co. Ltd.	4,729	116,657
Volvo AB, Class B	61,490	952,380
Wabtec Corp.	2,177	160,488
Wartsila OYJ Abp	17,421	281,112
Weir Group plc (The)	9,675	196,327
Xylem, Inc.	8,350	659,984
Yangzijiang Shipbuilding Holdings Ltd.	93,600	103,597

		30,549,750

Marine (0.1%)
AP Moller - Maersk A/S, Class A	148	179,012
AP Moller - Maersk A/S, Class B	257	325,990
Kuehne + Nagel International AG (Registered)	2,120	290,828
Mitsui OSK Lines Ltd.(x)	4,499	96,654
Nippon Yusen KK	6,008	87,927

		980,411

Professional Services (0.4%)
Adecco Group AG (Registered)	6,212	331,390
Bureau Veritas SA	10,411	244,082
Equifax, Inc.	5,610	664,785
Experian plc	35,922	972,694
IHS Markit Ltd.*	16,708	908,581
Intertek Group plc	6,336	400,815
Nielsen Holdings plc	16,501	390,579
Persol Holdings Co. Ltd.	6,969	112,681
Randstad NV(x)	4,677	228,062
Recruit Holdings Co. Ltd.	43,273	1,234,196
RELX plc (London Stock Exchange)	40,299	861,581
RELX plc (Turquoise Stock Exchange)	37,306	797,205
Robert Half International, Inc.	5,565	362,615
SEEK Ltd.(x)	13,095	163,089
SGS SA (Registered)	210	522,601
Teleperformance	2,269	407,749
Verisk Analytics, Inc.	7,654	1,017,982
Wolters Kluwer NV	11,397	776,024

		10,396,711

Road & Rail (0.7%)
Aurizon Holdings Ltd.	78,121	252,388
Central Japan Railway Co.	5,661	1,313,221
ComfortDelGro Corp. Ltd.	84,998	161,184
CSX Corp.	37,390	2,797,520
DSV A/S	7,380	610,324
East Japan Railway Co.	11,991	1,155,498
Hankyu Hanshin Holdings, Inc.	8,984	336,404
JB Hunt Transport Services, Inc.	4,041	409,313
Kansas City Southern	4,750	550,905
Keikyu Corp.	8,660	146,743
Keio Corp.	4,037	260,440
Keisei Electric Railway Co. Ltd.	5,076	184,116
Kintetsu Group Holdings Co. Ltd.	6,736	313,613
Kyushu Railway Co.(x)	6,281	206,288
MTR Corp. Ltd.	59,899	370,842
Nagoya Railroad Co. Ltd.	7,146	197,622
Nippon Express Co. Ltd.	2,939	163,351
Norfolk Southern Corp.	12,750	2,382,848
Odakyu Electric Railway Co. Ltd.	11,573	280,162
Seibu Holdings, Inc.	8,730	152,576
Tobu Railway Co. Ltd.	7,501	216,238
Tokyu Corp.	19,623	342,247
Union Pacific Corp.	34,390	5,750,008
West Japan Railway Co.	6,423	483,275

		19,037,126

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	4,953	230,513
Ashtead Group plc	19,067	460,046
Brenntag AG	6,065	312,277
Bunzl plc	13,202	435,376
Fastenal Co.	13,350	858,538
Ferguson plc	9,101	578,930
ITOCHU Corp.	55,484	1,002,497
Marubeni Corp.	61,400	423,811
Mitsubishi Corp.	53,055	1,471,543
Mitsui & Co. Ltd.	64,975	1,007,485
MonotaRO Co. Ltd.(x)	4,918	109,205
Rexel SA	11,933	134,595
Sumitomo Corp.	44,189	610,424
Toyota Tsusho Corp.	8,339	271,245
United Rentals, Inc.*	3,750	428,437
WW Grainger, Inc.	2,116	636,768

		8,971,690

Transportation Infrastructure (0.1%)
Aena SME SA(m)	2,650	477,108
Aeroports de Paris	1,166	225,492
Atlantia SpA	19,450	503,779
Auckland International Airport Ltd.	37,765	209,344
Fraport AG Frankfurt Airport Services Worldwide	1,634	125,080
Getlink SE	18,352	278,225
Japan Airport Terminal Co. Ltd.(x)	1,824	76,939
Kamigumi Co. Ltd.	4,221	97,651
SATS Ltd.	26,475	99,825
Sydney Airport	43,379	228,853
Transurban Group	102,651	962,113

		3,284,409

Total Industrials		181,908,043

Information Technology (10.3%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	2,434	765,396
Cisco Systems, Inc.	209,520	11,311,985
F5 Networks, Inc.*	2,835	444,896
Juniper Networks, Inc.	16,050	424,843
Motorola Solutions, Inc.	7,655	1,074,915
Nokia OYJ	221,059	1,258,215
Telefonaktiebolaget LM Ericsson, Class B	120,603	1,108,054

		16,388,304

Electronic Equipment, Instruments & Components (0.5%)
Alps Alpine Co. Ltd.	7,391	154,049
Amphenol Corp., Class A	14,040	1,325,938
Corning, Inc.	37,245	1,232,810
FLIR Systems, Inc.	6,445	306,653
Hamamatsu Photonics KK	5,505	212,590
Hexagon AB, Class B	10,148	529,377
Hirose Electric Co. Ltd.	1,210	126,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi High-Technologies Corp.	2,703	$110,603
Hitachi Ltd.	37,946	1,227,433
Ingenico Group SA	2,355	168,066
IPG Photonics Corp.*	1,712	259,847
Keyence Corp.	3,819	2,376,581
Keysight Technologies, Inc.*	8,651	754,367
Kyocera Corp.	12,599	738,911
Murata Manufacturing Co. Ltd.	21,222	1,055,451
Nippon Electric Glass Co. Ltd.	3,321	87,936
Omron Corp.(x)	7,558	353,248
Shimadzu Corp.	8,716	251,658
TDK Corp.	5,087	397,945
TE Connectivity Ltd.	15,990	1,291,193
Venture Corp. Ltd.	10,768	142,540
Yaskawa Electric Corp.(x)	9,421	295,389
Yokogawa Electric Corp.	8,962	185,256

		13,584,813

IT Services (2.4%)
Accenture plc, Class A	29,710	5,229,554
Adyen NV(m)(x)*	292	228,631
Akamai Technologies, Inc.*	7,580	543,562
Alliance Data Systems Corp.	2,230	390,205
Amadeus IT Group SA	17,226	1,379,681
Atos SE	3,768	363,501
Automatic Data Processing, Inc.	20,425	3,262,689
Broadridge Financial Solutions, Inc.	5,462	566,355
Capgemini SE	6,296	763,460
Cognizant Technology Solutions Corp., Class A	26,950	1,952,527
Computershare Ltd.(x)	18,116	219,705
DXC Technology Co.	12,999	835,966
Fidelity National Information Services, Inc.	15,225	1,721,947
Fiserv, Inc.*	18,540	1,636,711
FleetCor Technologies, Inc.*	4,185	1,031,979
Fujitsu Ltd.	7,719	556,203
Gartner, Inc.*	4,248	644,337
Global Payments, Inc.	7,357	1,004,378
International Business Machines Corp.	42,369	5,978,266
Jack Henry & Associates, Inc.	3,609	500,713
Mastercard, Inc., Class A	42,410	9,985,434
Nomura Research Institute Ltd.	4,438	201,418
NTT Data Corp.	24,774	272,932
Obic Co. Ltd.	2,541	255,865
Otsuka Corp.	4,102	153,043
Paychex, Inc.	14,855	1,191,371
PayPal Holdings, Inc.*	54,935	5,704,450
Total System Services, Inc.	7,765	737,753
VeriSign, Inc.*	4,990	905,984
Visa, Inc., Class A	81,940	12,798,209
Western Union Co. (The)	20,600	380,482
Wirecard AG	4,608	577,380
Wix.com Ltd.*	1,708	206,378

		62,181,069

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	40,900	1,043,768
Analog Devices, Inc.	17,176	1,808,118
Applied Materials, Inc.	45,765	1,815,040
ASM Pacific Technology Ltd.	11,906	132,787
ASML Holding NV	16,090	3,017,786
Broadcom, Inc.	19,315	5,808,214
Disco Corp.(x)	1,128	160,503
Infineon Technologies AG	44,619	885,158
Intel Corp.	212,655	11,419,574
KLA-Tencor Corp.	7,130	851,393
Lam Research Corp.	7,279	1,303,014
Maxim Integrated Products, Inc.	12,858	683,660
Microchip Technology, Inc.(x)	10,960	909,242
Micron Technology, Inc.*	52,195	2,157,219
NVIDIA Corp.	28,440	5,106,686
NXP Semiconductors NV	13,517	1,194,768
Qorvo, Inc.*	5,765	413,523
QUALCOMM, Inc.	56,487	3,221,454
Renesas Electronics Corp.*	32,734	151,221
Rohm Co. Ltd.	3,710	230,975
Skyworks Solutions, Inc.	8,242	679,800
STMicroelectronics NV	26,807	395,881
SUMCO Corp.	9,210	102,296
Texas Instruments, Inc.	44,760	4,747,693
Tokyo Electron Ltd.	6,161	889,434
Xilinx, Inc.	11,745	1,489,149

		50,618,356

Software (3.0%)
Adobe, Inc.*	22,785	6,071,975
ANSYS, Inc.*	3,860	705,261
Autodesk, Inc.*	10,160	1,583,131
Cadence Design Systems, Inc.*	13,072	830,203
Check Point Software Technologies Ltd.*	4,906	620,560
Citrix Systems, Inc.	5,930	590,984
Dassault Systemes SE	5,133	764,367
Fortinet, Inc.*	6,701	562,683
Intuit, Inc.	12,065	3,153,912
Micro Focus International plc	17,110	444,918
Microsoft Corp.	360,280	42,491,423
Nice Ltd.*	2,409	283,700
Oracle Corp. (Tokyo Stcok Exchange)	1,508	101,096
Oracle Corp. (Turquoise Stock Exchange)	118,713	6,376,075
Red Hat, Inc.*	8,225	1,502,708
Sage Group plc (The)	42,576	388,837
salesforce.com, Inc.*	35,663	5,647,949
SAP SE	38,579	4,457,427
Symantec Corp.	29,740	683,723
Synopsys, Inc.*	6,919	796,723
Temenos Group AG (Registered)	2,371	349,548
Trend Micro, Inc.	4,681	227,651

		78,634,854

Technology Hardware, Storage & Peripherals (1.8%)
Apple, Inc.	210,101	39,908,685
Brother Industries Ltd.	8,749	161,670
Canon, Inc.	39,266	1,138,335
FUJIFILM Holdings Corp.	15,150	688,127
Hewlett Packard Enterprise Co.	66,275	1,022,623
HP, Inc.	73,725	1,432,477
Konica Minolta, Inc.	17,758	174,488
NEC Corp.	10,224	345,474
NetApp, Inc.	11,690	810,585
Ricoh Co. Ltd.	26,316	274,723
Seagate Technology plc	12,040	576,596
Seiko Epson Corp.	10,981	167,940
Western Digital Corp.	13,425	645,205
Xerox Corp.	9,576	306,240

		47,653,168

Total Information Technology		269,060,564

Materials (2.7%)
Chemicals (1.5%)
Air Liquide SA	16,811	2,137,525
Air Products & Chemicals, Inc.	10,195	1,946,837
Air Water, Inc.	5,849	84,650
Akzo Nobel NV	8,814	780,982
Albemarle Corp.	4,864	398,751
Arkema SA	2,701	257,113
Asahi Kasei Corp.	49,552	510,587

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
BASF SE	36,053	$2,650,194
Celanese Corp.	6,173	608,720
CF Industries Holdings, Inc.	10,730	438,642
Chr Hansen Holding A/S	3,881	393,383
Clariant AG (Registered)	7,817	164,308
Covestro AG(m)	7,551	415,216
Croda International plc	5,167	339,045
Daicel Corp.	10,302	111,730
DowDuPont, Inc.	106,846	5,695,960
Eastman Chemical Co.	6,470	490,944
Ecolab, Inc.	11,870	2,095,530
EMS-Chemie Holding AG (Registered)	321	174,080
Evonik Industries AG	6,402	174,365
FMC Corp.	6,200	476,284
FUCHS PETROLUB SE (Preference)(q)	2,728	112,307
Givaudan SA (Registered)	363	927,414
Hitachi Chemical Co. Ltd.(x)	4,089	90,465
Incitec Pivot Ltd.	64,180	142,182
International Flavors & Fragrances, Inc.	4,745	611,109
Israel Chemicals Ltd.	27,639	143,650
Johnson Matthey plc	7,596	310,851
JSR Corp.	7,544	116,805
Kaneka Corp.	1,923	71,920
Kansai Paint Co. Ltd.(x)	6,956	132,492
Koninklijke DSM NV	7,121	776,112
Kuraray Co. Ltd.	12,536	159,259
LANXESS AG	3,413	182,008
Linde plc	25,679	4,517,707
LyondellBasell Industries NV, Class A	14,616	1,228,913
Mitsubishi Chemical Holdings Corp.	50,258	353,434
Mitsubishi Gas Chemical Co., Inc.	6,367	90,711
Mitsui Chemicals, Inc.	7,225	174,122
Mosaic Co. (The)	16,475	449,932
Nippon Paint Holdings Co. Ltd.(x)	5,748	225,605
Nissan Chemical Corp.	4,971	227,402
Nitto Denko Corp.	6,479	339,939
Novozymes A/S, Class B	8,593	395,086
Orica Ltd.	14,885	186,333
PPG Industries, Inc.	11,210	1,265,273
Sherwin-Williams Co. (The)	3,915	1,686,230
Shin-Etsu Chemical Co. Ltd.	14,267	1,194,602
Showa Denko KK	5,289	185,638
Sika AG (Registered)	5,085	710,342
Solvay SA	2,909	314,504
Sumitomo Chemical Co. Ltd.	58,484	271,761
Symrise AG	4,840	436,079
Taiyo Nippon Sanso Corp.	5,100	77,584
Teijin Ltd.	6,993	115,214
Toray Industries, Inc.	54,435	347,199
Tosoh Corp.	10,208	158,513
Umicore SA(x)	8,221	365,095
Yara International ASA	6,971	285,146

		39,723,784

Construction Materials (0.2%)
Boral Ltd.	46,018	149,979
CRH plc	32,642	1,012,437
Fletcher Building Ltd.	33,497	112,917
HeidelbergCement AG	5,841	420,385
Imerys SA(x)	1,406	70,090
James Hardie Industries plc (CHDI)	17,331	223,229
LafargeHolcim Ltd. (Registered)*	19,058	941,464
Martin Marietta Materials, Inc.	2,947	592,877
Taiheiyo Cement Corp.	4,741	157,848
Vulcan Materials Co.	6,110	723,424

		4,404,650

Containers & Packaging (0.2%)
Amcor Ltd.	45,461	496,783
Avery Dennison Corp.	3,980	449,740
Ball Corp.	15,780	913,031
International Paper Co.	18,795	869,645
Packaging Corp. of America	4,382	435,483
Sealed Air Corp.	7,235	333,244
Smurfit Kappa Group plc	8,845	246,856
Toyo Seikan Group Holdings Ltd.	5,972	122,156
Westrock Co.	11,770	451,379

		4,318,317

Metals & Mining (0.7%)
Alumina Ltd.	96,088	165,110
Anglo American plc	41,357	1,106,127
Antofagasta plc	15,479	194,752
ArcelorMittal	26,073	528,149
BHP Group Ltd.	116,147	3,174,277
BHP Group plc	82,907	1,996,159
BlueScope Steel Ltd.	21,347	211,446
Boliden AB	10,736	305,545
Fortescue Metals Group Ltd.	61,114	308,531
Freeport-McMoRan, Inc.	67,520	870,333
Fresnillo plc	8,677	98,412
Glencore plc	447,903	1,854,829
Hitachi Metals Ltd.	8,418	97,677
JFE Holdings, Inc.	19,295	327,038
Kobe Steel Ltd.	12,157	91,153
Maruichi Steel Tube Ltd.	2,213	64,395
Mitsubishi Materials Corp.	4,129	108,860
Newcrest Mining Ltd.	30,136	545,865
Newmont Mining Corp.	24,745	885,129
Nippon Steel Corp.	29,843	526,150
Norsk Hydro ASA	52,790	213,916
Nucor Corp.	14,615	852,785
Rio Tinto Ltd.	14,570	1,012,921
Rio Tinto plc	46,065	2,676,482
South32 Ltd.	200,950	532,213
Sumitomo Metal Mining Co. Ltd.	9,132	269,436
thyssenkrupp AG	17,105	234,951
voestalpine AG	4,499	136,616

		19,389,257

Paper & Forest Products (0.1%)
Mondi plc	14,415	318,796
Oji Holdings Corp.	33,845	209,795
Stora Enso OYJ, Class R	21,631	264,363
UPM-Kymmene OYJ	20,951	611,046

		1,404,000

Total Materials		69,240,008

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	4,994	711,945
American Tower Corp. (REIT)	20,555	4,050,568
Apartment Investment & Management Co. (REIT), Class A	7,252	364,703
Ascendas REIT (REIT)	103,715	222,697
AvalonBay Communities, Inc. (REIT)	6,465	1,297,719
Boston Properties, Inc. (REIT)	7,145	956,573
British Land Co. plc (The) (REIT)	36,478	279,838
CapitaLand Commercial Trust (REIT)	102,870	147,255
CapitaLand Mall Trust (REIT)	97,516	171,251
Covivio (REIT)	1,477	156,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Crown Castle International Corp. (REIT)	19,350	$2,476,800
Daiwa House REIT Investment Corp. (REIT)	68	150,750
Dexus (REIT)	39,929	361,199
Digital Realty Trust, Inc. (REIT)	9,588	1,140,972
Duke Realty Corp. (REIT)	16,618	508,178
Equinix, Inc. (REIT)	3,759	1,703,428
Equity Residential (REIT)	17,160	1,292,491
Essex Property Trust, Inc. (REIT)	3,103	897,512
Extra Space Storage, Inc. (REIT)	5,913	602,594
Federal Realty Investment Trust (REIT)	3,413	470,482
Gecina SA (REIT)	1,793	265,089
Goodman Group (REIT)	64,081	607,435
GPT Group (The) (REIT)	70,849	312,402
Hammerson plc (REIT)	30,824	134,813
HCP, Inc. (REIT)	22,250	696,425
Host Hotels & Resorts, Inc. (REIT)	34,545	652,901
Icade (REIT)	1,316	111,307
Iron Mountain, Inc. (REIT)	13,288	471,193
Japan Prime Realty Investment Corp. (REIT)	33	135,776
Japan Real Estate Investment Corp. (REIT)	52	306,379
Japan Retail Fund Investment Corp. (REIT)	102	204,957
Kimco Realty Corp. (REIT)	19,600	362,600
Klepierre SA (REIT)	8,020	280,509
Land Securities Group plc (REIT)	29,105	346,250
Link REIT (REIT)	83,025	970,923
Macerich Co. (The) (REIT)	4,880	211,548
Mid-America Apartment Communities, Inc. (REIT)	5,285	577,809
Mirvac Group (REIT)	145,878	284,847
Nippon Building Fund, Inc. (REIT)	53	358,657
Nippon Prologis REIT, Inc. (REIT)	68	144,676
Nomura Real Estate Master Fund, Inc. (REIT)	152	223,824
Prologis, Inc. (REIT)	29,262	2,105,401
Public Storage (REIT)	6,955	1,514,660
Realty Income Corp. (REIT)	13,734	1,010,273
Regency Centers Corp. (REIT)	7,858	530,336
SBA Communications Corp. (REIT)*	5,275	1,053,207
Scentre Group (REIT)	208,713	609,088
Segro plc (REIT)	39,711	348,293
Simon Property Group, Inc. (REIT)	14,440	2,631,112
SL Green Realty Corp. (REIT)	3,977	357,612
Stockland (REIT)	95,562	261,237
Suntec REIT (REIT)	83,767	120,528
UDR, Inc. (REIT)	12,795	581,661
Unibail-Rodamco-Westfield (REIT)(x)	5,146	843,597
United Urban Investment Corp. (REIT)	113	178,324
Ventas, Inc. (REIT)	16,539	1,055,354
Vicinity Centres (REIT)	129,179	238,481
Vornado Realty Trust (REIT)	8,010	540,194
Welltower, Inc. (REIT)	17,440	1,353,344
Weyerhaeuser Co. (REIT)	34,906	919,424

		41,876,137

Real Estate Management & Development (0.5%)
Aeon Mall Co. Ltd.	4,017	65,965
Aroundtown SA	30,350	250,232
Azrieli Group Ltd.	1,666	98,650
CapitaLand Ltd.	100,672	271,133
CBRE Group, Inc., Class A*	14,690	726,420
City Developments Ltd.	16,062	107,258
CK Asset Holdings Ltd.	101,599	903,396
Daito Trust Construction Co. Ltd.(x)	2,820	392,607
Daiwa House Industry Co. Ltd.	22,229	705,800
Deutsche Wohnen SE	14,010	679,390
Hang Lung Group Ltd.	34,741	111,526
Hang Lung Properties Ltd.	79,449	193,918
Henderson Land Development Co. Ltd.	51,830	329,469
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	44,219	311,744
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	1,717	12,208
Hulic Co. Ltd.	11,712	114,763
Hysan Development Co. Ltd.	24,642	132,000
Kerry Properties Ltd.	25,702	114,759
Lendlease Group	22,542	198,154
Mitsubishi Estate Co. Ltd.	46,413	839,856
Mitsui Fudosan Co. Ltd.	35,025	879,338
New World Development Co. Ltd.	240,360	398,663
Nomura Real Estate Holdings, Inc.	4,904	94,027
Sino Land Co. Ltd.	129,598	250,613
Sumitomo Realty & Development Co. Ltd.	14,016	579,964
Sun Hung Kai Properties Ltd.	62,548	1,073,283
Swire Pacific Ltd., Class A	19,543	251,447
Swire Properties Ltd.	45,927	197,458
Swiss Prime Site AG (Registered)	2,761	241,925
Tokyu Fudosan Holdings Corp.	23,756	141,897
UOL Group Ltd.	19,843	101,759
Vonovia SE	19,319	1,001,638
Wharf Holdings Ltd. (The)	47,844	144,447
Wharf Real Estate Investment Co. Ltd.	47,673	354,969
Wheelock & Co. Ltd.	32,146	235,466

		12,506,142

Total Real Estate		54,382,279

Utilities (2.1%)
Electric Utilities (1.2%)
Alliant Energy Corp.	10,944	515,791
American Electric Power Co., Inc.	22,950	1,922,062
AusNet Services	70,938	89,406
Chubu Electric Power Co., Inc.	23,803	371,231
Chugoku Electric Power Co., Inc. (The)(x)	10,924	136,119
CK Infrastructure Holdings Ltd.	26,012	213,565
CLP Holdings Ltd.	64,462	747,271
Duke Energy Corp.	33,239	2,991,510
Edison International	15,095	934,682
EDP - Energias de Portugal SA	100,473	395,033
Electricite de France SA	23,633	323,161
Endesa SA	12,468	318,041
Enel SpA	319,266	2,042,811
Entergy Corp.	8,370	800,423
Evergy, Inc.	12,268	712,157
Eversource Energy	14,770	1,047,932
Exelon Corp.	45,050	2,258,357
FirstEnergy Corp.	22,630	941,634
Fortum OYJ	17,436	356,558
HK Electric Investments & HK Electric Investments Ltd.(m)	104,056	106,310
Iberdrola SA	243,876	2,140,942
Kansai Electric Power Co., Inc. (The)	27,637	406,962
Kyushu Electric Power Co., Inc.	14,891	175,607
NextEra Energy, Inc.	22,240	4,299,437
Orsted A/S(m)	7,426	562,802
Pinnacle West Capital Corp.	5,190	496,060
Power Assets Holdings Ltd.	54,455	377,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
PPL Corp.	33,500	$1,063,290
Red Electrica Corp. SA	16,992	362,155
Southern Co. (The)	47,905	2,475,730
SSE plc	39,851	616,100
Terna Rete Elettrica Nazionale SpA(x)	55,230	349,918
Tohoku Electric Power Co., Inc.	16,779	213,768
Tokyo Electric Power Co. Holdings, Inc.*	56,773	358,577
Verbund AG	2,673	128,273
Xcel Energy, Inc.	23,890	1,342,857

		32,594,251

Gas Utilities (0.1%)
APA Group	46,315	328,202
Atmos Energy Corp.	5,459	561,895
Hong Kong & China Gas Co. Ltd.	362,387	868,811
Naturgy Energy Group SA	13,748	384,466
Osaka Gas Co. Ltd.	14,721	290,090
Toho Gas Co. Ltd.(x)	2,923	131,077
Tokyo Gas Co. Ltd.	15,060	406,768

		2,971,309

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	30,830	557,406
Electric Power Development Co. Ltd.	5,748	139,823
Meridian Energy Ltd.	50,304	143,366
NRG Energy, Inc.	13,470	572,206
Uniper SE	7,901	238,325

		1,651,126

Multi-Utilities (0.7%)
AGL Energy Ltd.	25,744	397,945
Ameren Corp.	11,370	836,264
CenterPoint Energy, Inc.	23,340	716,538
Centrica plc	221,487	329,439
CMS Energy Corp.	13,125	728,963
Consolidated Edison, Inc.	14,430	1,223,808
Dominion Energy, Inc.	35,002	2,683,253
DTE Energy Co.	8,510	1,061,538
E.ON SE	86,401	960,674
Engie SA	71,696	1,068,044
Innogy SE(m)	5,452	252,093
National Grid plc	133,404	1,478,282
NiSource, Inc.	16,895	484,211
Public Service Enterprise Group, Inc.	23,525	1,397,620
RWE AG	20,340	545,312
Sempra Energy	12,770	1,607,232
Suez	14,634	193,869
Veolia Environnement SA	21,009	469,687
WEC Energy Group, Inc.	14,610	1,155,359

		17,590,131

Water Utilities (0.0%)
American Water Works Co., Inc.	8,428	878,703
Severn Trent plc	9,306	239,503
United Utilities Group plc	26,766	283,911

		1,402,117

Total Utilities		56,208,934

Total Common Stocks (63.0%) (Cost $1,242,453,110)		1,642,330,977

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.5%)
FHLB
2.500%, 2/13/24	$1,505,000	1,520,667
3.250%, 11/16/28	3,900,000	4,099,703
FHLMC
2.375%, 1/13/22	4,363,000	4,373,356
2.750%, 6/19/23	7,682,000	7,815,219
FNMA
2.875%, 10/30/20	3,861,000	3,893,602
2.875%, 9/12/23	10,515,000	10,762,175
1.875%, 9/24/26	6,945,000	6,649,901

Total U.S. Government Agency Securities		39,114,623

U.S. Treasury Obligations (28.9%)
U.S. Treasury Bonds
8.000%, 11/15/21	33,530,000	38,359,370
7.125%, 2/15/23	4,247,000	5,008,706
6.000%, 2/15/26	5,790,000	7,128,892
6.125%, 11/15/27	7,066,000	9,110,006
5.250%, 11/15/28	4,491,000	5,574,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
1.500%, 11/30/19	$20,599,000	$20,472,188
1.250%, 1/31/20	4,125,000	4,085,200
1.125%, 3/31/20	22,333,000	22,056,107
1.375%, 3/31/20	6,140,000	6,077,761
1.625%, 6/30/20	4,131,000	4,091,949
1.625%, 7/31/20	8,735,000	8,647,957
1.375%, 8/31/20	21,510,000	21,210,792
1.375%, 10/31/20	6,157,000	6,064,308
2.625%, 11/15/20	16,025,000	16,094,108
3.625%, 2/15/21	25,540,800	26,152,482
1.125%, 2/28/21	10,065,000	9,844,042
1.250%, 3/31/21	15,535,000	15,227,941
3.125%, 5/15/21	2,430,000	2,471,481
1.375%, 5/31/21	3,943,000	3,868,114
2.125%, 8/15/21	15,585,000	15,531,305
1.125%, 9/30/21	6,424,000	6,251,857
1.250%, 10/31/21	23,318,100	22,731,139
2.000%, 11/15/21	21,755,000	21,618,692
1.875%, 11/30/21	22,832,400	22,607,108
2.000%, 2/15/22	18,097,500	17,980,715
1.750%, 3/31/22	11,505,000	11,342,042
1.750%, 5/15/22	11,809,000	11,634,263
1.750%, 5/31/22	9,923,000	9,775,318
1.750%, 6/30/22	2,801,000	2,759,007
1.875%, 7/31/22	9,922,000	9,806,657
2.000%, 7/31/22	9,694,500	9,621,867
1.625%, 8/15/22	4,960,000	4,860,916
1.875%, 8/31/22	6,639,500	6,560,656
1.875%, 10/31/22	13,116,000	12,952,255
1.625%, 11/15/22	10,639,000	10,414,085
2.000%, 11/30/22	9,843,000	9,761,180
2.125%, 12/31/22	6,550,000	6,523,135
2.000%, 2/15/23	14,252,000	14,125,514
1.500%, 3/31/23	1,675,000	1,627,747
1.750%, 5/15/23	15,074,000	14,781,706
1.625%, 5/31/23	1,217,000	1,187,231
2.500%, 8/15/23	8,760,000	8,853,623
1.375%, 8/31/23	8,622,000	8,307,903
1.375%, 9/30/23	2,254,000	2,170,179
2.750%, 11/15/23	27,487,900	28,087,051
2.125%, 11/30/23	10,761,000	10,701,563
2.250%, 12/31/23	20,033,000	20,031,279
2.500%, 1/31/24	6,753,500	6,831,957
2.750%, 2/15/24	17,216,000	17,609,547
2.125%, 3/31/24	6,873,000	6,834,715
2.375%, 8/15/24	13,688,000	13,756,760
2.250%, 11/15/24	394,000	393,212
2.000%, 2/15/25	24,828,800	24,421,647
2.125%, 5/15/25#	15,425,000	15,261,470
2.000%, 8/15/25#	19,170,000	18,810,862
1.625%, 2/15/26	9,575,000	9,148,314
1.500%, 8/15/26	14,770,200	13,928,991
2.000%, 11/15/26	13,253,700	12,931,055
2.250%, 2/15/27	7,918,000	7,857,687
2.375%, 5/15/27	8,771,500	8,779,860
2.250%, 8/15/27	8,059,500	7,982,557
2.250%, 11/15/27	9,306,000	9,207,414
2.750%, 2/15/28	5,049,000	5,192,975
2.875%, 5/15/28	5,952,000	6,182,686
2.875%, 8/15/28	922,000	958,030
3.125%, 11/15/28	6,260,300	6,641,151
2.625%, 2/15/29	5,863,100	5,971,201

Total U.S. Treasury Obligations		752,854,222

Total Long-Term Debt Securities (30.4%) (Cost $793,665,967)		791,968,845

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	34,301,778	34,312,068

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,018,665, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,038,818.(xx)	1,018,449	1,018,449
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $4,000,850, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $4,080,855.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 2.60%, dated 3/29/19, due 4/5/19, repurchase price $1,000,506, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.875%-7.125%, maturing 10/31/19-8/15/48; total market value $1,082,964.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $200,043, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $214,271.(xx)	200,000	200,000

Total Repurchase Agreements		7,218,449

Total Short-Term Investments (1.6%) (Cost $41,530,517)		41,530,517

Total Investments in Securities (95.0%) (Cost $2,077,649,594)		2,475,830,339
Other Assets Less Liabilities (5.0%)		129,640,082

Net Assets (100%)		$2,605,470,421

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $30,580,609.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $4,488,687 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $10,797,321. This was collateralized by $4,186,983 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $7,218,449 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.6%
Austria	0.1
Belgium	0.2
Chile	0.0	#
China	0.0	#
Colombia	0.0	#
Denmark	0.4
Finland	0.2
France	2.2
Germany	1.8
Hong Kong	0.8
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.9
Jersey	0.0	#
Luxembourg	0.1
Macau	0.1
Mexico	0.0	#
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.6
Sweden	0.5
Switzerland	1.9
United Arab Emirates	0.0	#
United Kingdom	3.1
United States	74.4
Cash and Other	5.0

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,838	6/2019	EUR	67,461,326	593,370
MSCI EAFE E-Mini Index	60	6/2019	USD	5,599,200	5,212
Russell 2000 E-Mini Index	1,453	6/2019	USD	112,157,070	(2,141,780)
S&P Midcap 400 E-Mini Index	595	6/2019	USD	113,109,500	(659,349)
TOPIX Index	134	6/2019	JPY	19,248,218	(54,880)
U.S. Treasury 10 Year Note	253	6/2019	USD	31,427,344	226,325
U.S. Treasury 5 Year Note	182	6/2019	USD	21,080,719	221,618

					(1,809,484)

Short Contracts
FTSE 100 Index	(43)	6/2019	GBP	(4,038,826)	(87,805)
S&P 500 E-Mini Index	(1,588)	6/2019	USD	(225,321,320)	(3,246,869)
SPI 200 Index	(43)	6/2019	AUD	(4,710,347)	5,565

					(3,329,109)

					(5,138,593)

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	2,396,024	USD	3,101,152	Bank of America	6/17/2019	31,574
NOK	125,761,031	USD	14,530,339	Citibank NA	6/17/2019	94,171
SEK	151,704,800	USD	16,273,458	Credit Suisse	6/17/2019	138,454
SEK	50,137,158	USD	5,371,179	UBS AG	6/17/2019	52,820
USD	33,754,663	EUR	29,718,459	Credit Suisse	6/17/2019	199,829
USD	25,910,445	EUR	22,569,229	Goldman Sachs Bank USA	6/17/2019	427,740
USD	27,494,027	EUR	24,154,000	Morgan Stanley	6/17/2019	221,971
USD	3,939,142	GBP	2,996,240	BNP Paribas	6/17/2019	21,652
USD	17,689,687	GBP	13,454,792	Credit Suisse	6/17/2019	97,969
USD	4,807,061	JPY	527,968,443	UBS AG	6/17/2019	14,539
USD	12,890,638	NZD	18,794,000	UBS AG	6/17/2019	72,893
USD	15,528,197	SEK	143,377,620	Credit Suisse	6/17/2019	17,147

Total unrealized appreciation						1,390,759

AUD	17,520,696	USD	12,681,465	JPMorgan Chase Bank	6/17/2019	(223,076)
EUR	22,279,481	USD	25,521,662	BNP Paribas	6/17/2019	(366,109)
EUR	25,713,000	USD	29,359,915	JPMorgan Chase Bank	6/17/2019	(327,607)
EUR	4,041,534	USD	4,635,823	UBS AG	6/17/2019	(72,565)
GBP	7,913,187	USD	10,393,357	BNP Paribas	6/17/2019	(47,114)
NZD	16,799,784	USD	11,594,312	BNP Paribas	6/17/2019	(136,648)
NZD	52,519,055	USD	35,945,354	Morgan Stanley	6/17/2019	(126,697)
USD	4,128,735	AUD	5,808,890	Credit Suisse	6/17/2019	(1,775)
USD	38,639,309	CHF	38,658,138	Barclays Bank plc	6/17/2019	(468,486)
USD	17,622,797	JPY	1,952,450,000	BNP Paribas	6/17/2019	(100,155)
USD	21,296,164	JPY	2,349,505,725	Citibank NA	6/17/2019	(30,978)
USD	7,052,190	JPY	778,587,000	UBS AG	6/17/2019	(15,269)

Total unrealized depreciation						(1,916,479)

Net unrealized depreciation						(525,720)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$111,713,841	$29,023,165	$—		$140,737,006
Consumer Discretionary	112,901,529	58,466,331	—		171,367,860
Consumer Staples	81,084,273	63,015,213	—		144,099,486
Energy	59,930,134	31,341,668	—		91,271,802
Financials	141,336,966	100,969,466	—	(a)	242,306,432
Health Care	162,270,002	59,478,561	—		221,748,563
Industrials	106,200,420	75,707,623	—		181,908,043
Information Technology	237,374,129	31,686,435	—		269,060,564
Materials	29,287,902	39,952,106	—		69,240,008
Real Estate	34,137,183	20,245,096	—		54,382,279
Utilities	36,266,918	19,942,016	—		56,208,934
Forward Currency Contracts	—	1,390,759	—		1,390,759
Futures	1,052,090	—	—		1,052,090
Short-Term Investments
Investment Company	34,312,068	—	—		34,312,068
Repurchase Agreements	—	7,218,449	—		7,218,449
U.S. Government Agency Securities	—	39,114,623	—		39,114,623
U.S. Treasury Obligations	—	752,854,222	—		752,854,222

Total Assets	$1,147,867,455	$1,330,405,733	$—		$2,478,273,188

Liabilities:
Forward Currency Contracts	$—	$(1,916,479)	$—		$(1,916,479)
Futures	(6,190,683)	—	—		(6,190,683)

Total Liabilities	$(6,190,683)	$(1,916,479)	$—		$(8,107,162)

Total	$1,141,676,772	$1,328,489,254	$—		$2,470,166,026

(a)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$486,458,393
Aggregate gross unrealized depreciation	(113,397,033)

Net unrealized appreciation	$373,061,360

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,097,104,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.3%)
CLUB Credit Trust,
Series 2017-P2 A
2.610%, 1/15/24§	$916,402	$912,702
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1 A
3.390%, 7/15/25§	842,379	843,175
Delta Air Lines Pass-Through Trust,
Series 2009-1 A
7.750%, 12/17/19	21,157	21,701
Exeter Automobile Receivables Trust,
Series 2017-2A A
2.110%, 6/15/21§	112,056	111,982
Series 2018-1A A
2.210%, 5/17/21§	568,857	568,311
Series 2018-2A A
2.790%, 7/15/21§	1,161,566	1,161,408
Flagship Credit Auto Trust,
Series 2017-2 A
1.850%, 7/15/21§	605,830	604,107
Series 2017-3 A
1.880%, 10/15/21§	817,018	813,938
Series 2017-4 A
2.070%, 4/15/22§	474,224	471,871
Ford Credit Floorplan Master Owner Trust A,
Series 2017-2 A1
2.160%, 9/15/22	2,073,000	2,058,332
Hertz Vehicle Financing II LP,
2.730%, 3/25/21§	4,695,000	4,679,119
Series 2015-3A A
2.670%, 9/25/21§	4,605,000	4,573,519
Series 2017-1A A
2.960%, 10/25/21§	2,180,000	2,174,075
Series 2019-1A A
3.710%, 3/25/23§	2,875,000	2,908,030
Marlette Funding Trust,
Series 2017-1A A
2.827%, 3/15/24§	22,383	22,382
Series 2017-2A A
2.390%, 7/15/24§	53,601	53,588
Series 2018-1A A
2.610%, 3/15/28§	1,438,966	1,435,908
Series 2018-3A A
3.200%, 9/15/28§	2,153,709	2,155,929
Series 2018-4A A
3.710%, 12/15/28§	1,811,397	1,823,787
SoFi Consumer Loan Program LLC,
Series 2016-2 A
3.090%, 10/27/25§	383,879	383,516
Series 2017-2 A
3.280%, 2/25/26§	824,018	824,975
Series 2017-5 A2
2.780%, 9/25/26§	2,590,000	2,581,778
SoFi Consumer Loan Program Trust,
Series 2018-1 A1
2.550%, 2/25/27§	1,177,760	1,173,753
Series 2018-3 A2
3.670%, 8/25/27§	2,265,000	2,284,046
Series 2019-1 A
3.240%, 2/25/28(b)§	2,767,120	2,778,254
Westlake Automobile Receivables Trust,
Series 2019-1A A1
2.768%, 2/18/20§	3,735,475	3,736,031
World Financial Network Credit Card Master Trust,
Series 2017-C A
2.310%, 8/15/24	2,325,000	2,309,903
Series 2018-A A
3.070%, 12/16/24	4,400,000	4,422,817
Series 2018-B M
3.810%, 7/15/25	2,180,000	2,214,864

Total Asset-Backed Securities		50,103,801

Collateralized Mortgage Obligations (5.0%)
FHLMC,
Series 3017 CF
2.784%, 8/15/25(l)	19,358	19,330
Series 3305 FT
2.884%, 7/15/34(l)	107,813	107,802
Series 3349 FE
2.974%, 7/15/37(l)	1,922,972	1,932,728
Series 3807 FM
2.984%, 2/15/41(l)	66,966	67,040
Series 3927 FH
2.934%, 9/15/41(l)	89,984	90,185
Series 4029 LD
1.750%, 1/15/27	4,620,204	4,485,349
Series 4087 FB
2.954%, 7/15/42(l)	1,894,079	1,898,287
Series 4286 VF
2.934%, 12/15/43(l)	1,775,552	1,775,015
Series 4350 KF
2.859%, 1/15/39(l)	964,993	950,574
Series 4457 BA
3.000%, 7/15/39	6,708,126	6,752,011
Series 4459 CA
5.000%, 12/15/34	1,765,304	1,861,925
Series 4459 DA
5.500%, 10/15/35	111,681	111,780
Series 4483 A
3.000%, 12/15/29	3,791,032	3,805,215
Series 4486 JN
2.000%, 11/15/24	6,723,514	6,587,206
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN1 M3
6.635%, 1/25/25(l)	2,063,852	2,207,260
Series 2015-DNA3 M2
5.335%, 4/25/28(l)	469,475	480,640
Series 2015-HQ2 M2
4.435%, 5/25/25(l)	2,284,396	2,322,157
Series 2015-HQA1 M2
5.136%, 3/25/28(l)	1,217,542	1,233,831
Series 2016-HQA2 M2
4.736%, 11/25/28(l)	1,667,194	1,691,290
Series 2017-DNA1 M1
3.686%, 7/25/29(l)	567,529	569,939
Series 2017-DNA2 M1
3.686%, 10/25/29(l)	1,699,390	1,708,446

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA,
Series 2006-42 CF
2.936%, 6/25/36(l)	$101,659	$102,017
Series 2007-109 GF
3.166%, 12/25/37(l)	147,451	149,892
Series 2010-39 FT
3.436%, 10/25/35(l)	3,833,910	3,891,793
Series 2011-53 FT
3.066%, 6/25/41(l)	333,655	335,454
Series 2011-86 KF
3.035%, 9/25/41(l)	300,513	302,048
Series 2011-86 NF
3.035%, 9/25/41(l)	157,934	158,809
Series 2012-65 FA
2.936%, 6/25/42(l)	90,384	90,448
Series 2013-121 FA
2.886%, 12/25/43(l)	1,171,649	1,171,538
Series 2014-49 AF
2.829%, 8/25/44(l)	4,177,285	4,165,428
Series 2014-54 LA
3.000%, 2/25/44	1,832,137	1,853,656
Series 2014-C01 M1
4.086%, 1/25/24(l)	85,078	85,234
Series 2014-C04 1M2
7.386%, 11/25/24(l)	2,470,495	2,772,916
Series 2014-C04 2M2
7.486%, 11/25/24(l)	1,917,699	2,140,264
Series 2015-72 PC
3.000%, 10/25/43	4,459,583	4,461,723
Series 2016-C02 1M2
8.485%, 9/25/28(l)	1,959,309	2,232,682
Series 2016-C03 1M1
4.485%, 10/25/28(l)	1,297,641	1,307,495
Series 2016-C04 1M1
3.935%, 1/25/29(l)	439,776	441,416
Series 2016-C05 2M1
3.836%, 1/25/29(l)	99,224	99,312
Series 2016-C06 1M1
3.786%, 4/25/29(l)	2,125,869	2,134,537
Series 2016-C07 2M1
3.786%, 5/25/29(l)	187,300	187,446
Series 2017-C01 1M1
3.786%, 7/25/29(l)	1,058,379	1,062,530
Series 2017-C02 2M1
3.636%, 9/25/29(l)	1,225,539	1,229,056
NCUA Guaranteed Notes Trust,
Series 2010-R3 1A
3.041%, 12/8/20(l)	4,421,246	4,432,453
Series 2010-R3 2A
3.041%, 12/8/20(l)	481,352	483,215
PMT Credit Risk Transfer Trust,
Series 2019-1R A
4.484%, 3/27/24(l)§	1,045,106	1,047,608
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 2M1
5.335%, 11/25/25(b)(l)§	3,962	3,962

Total Collateralized Mortgage Obligations		77,000,942

Commercial Mortgage-Backed Securities (2.5%)
Ashford Hospitality Trust,
Series 2018-KEYS A
3.484%, 5/15/35(l)§	3,000,000	2,996,255
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF
3.484%, 11/15/33(l)§	3,005,000	2,996,841
BHMS Mortgage Trust,
Series 2018-ATLS A
3.734%, 7/15/35(l)§	2,845,000	2,840,559
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	2,000,000	2,027,817
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B
3.732%, 4/10/46(l)	2,000,000	2,021,213
DBWF Mortgage Trust,
Series 2018-GLKS A
3.512%, 11/19/35(l)§	2,537,354	2,538,970
Great Wolf Trust,
Series 2017-WOLF A
3.484%, 9/15/34(l)§	2,267,000	2,261,338
GS Mortgage Securities Trust,
Series 2010-C2 D
5.181%, 12/10/43(l)§	1,700,000	1,748,595
Series 2012-GCJ7 AS
4.085%, 5/10/45	3,230,000	3,316,410
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8 C
4.604%, 10/15/45(l)§	1,752,000	1,790,686
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D
5.000%, 7/15/56	1,550,000	1,444,047
Series 2011-C1 D
5.375%, 9/15/47(l)§	1,840,000	1,908,557
Series 2015-XLF2 SNMA
4.434%, 11/15/26(l)§	1,155,083	1,153,685
Starwood Retail Property Trust,
Series 2014-STAR A
3.704%, 11/15/27(l)§	4,632,894	4,624,217
WFRBS Commercial Mortgage Trust,
Series 2011-C2 C
5.392%, 2/15/44(l)§	1,985,000	2,033,049
Series 2014-C24 A2
2.863%, 11/15/47	1,921,285	1,918,893

Total Commercial Mortgage-Backed Securities		37,621,132

Corporate Bonds (7.3%)
Communication Services (0.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.125%, 2/17/26	2,943,000	3,003,658

Total Communication Services		3,003,658

Consumer Staples (0.3%)
Beverages (0.1%)
Molson Coors Brewing Co.
2.250%, 3/15/20	1,520,000	1,509,632

Food & Staples Retailing (0.2%)
Kroger Co. (The)
6.150%, 1/15/20	3,510,000	3,600,781

Total Consumer Staples		5,110,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Nexen, Inc.
6.200%, 7/30/19	$25,000	$25,261

Total Energy		25,261

Financials (5.4%)
Banks (3.5%)
Banco Santander SA
3.500%, 4/11/22	2,600,000	2,624,345
Bank of Nova Scotia (The)
2.500%, 1/8/21	3,055,000	3,043,505
BB&T Corp.
2.625%, 6/29/20	1,284,000	1,283,019
BNP Paribas SA
2.375%, 5/21/20	1,468,000	1,462,751
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.142%, 1/24/23(k)	4,500,000	4,515,657
Credit Agricole SA
2.750%, 6/10/20§	2,219,000	2,219,060
Huntington National Bank (The)
2.375%, 3/10/20	4,715,000	4,698,592
KeyBank NA
2.500%, 11/22/21	4,000,000	3,978,890
Lloyds Banking Group plc
3.900%, 3/12/24	1,870,000	1,894,741
Manufacturers & Traders Trust Co.
2.625%, 1/25/21	2,500,000	2,493,535
Mitsubishi UFJ Financial Group, Inc.
3.218%, 3/7/22	2,500,000	2,518,502
MUFG Bank Ltd.
2.300%, 3/5/20§	2,600,000	2,588,703
NatWest Markets plc
3.625%, 9/29/22§	4,775,000	4,772,874
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.25%), 3.011%, 1/22/21(k)	5,200,000	5,194,253
Wells Fargo & Co.
2.125%, 4/22/19	2,194,000	2,193,322
3.069%, 1/24/23	3,081,000	3,083,615
Westpac Banking Corp.
2.650%, 1/25/21	5,197,000	5,187,243

		53,752,607

Capital Markets (0.7%)
Goldman Sachs Group, Inc. (The)
3.850%, 7/8/24	2,200,000	2,242,642
ING Bank NV
5.800%, 9/25/23§	2,625,000	2,820,986
UBS AG
2.200%, 6/8/20§	5,479,000	5,433,701

		10,497,329

Consumer Finance (0.7%)
Caterpillar Financial Services Corp.
2.100%, 1/10/20	3,900,000	3,879,394
General Motors Financial Co., Inc.
3.150%, 1/15/20	3,800,000	3,799,336
John Deere Capital Corp.
3.200%, 1/10/22	1,989,000	2,018,695

		9,697,425

Insurance (0.3%)
Metropolitan Life Global Funding I
2.500%, 12/3/20§	5,000,000	4,978,591
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	31,669

		5,010,260

Thrifts & Mortgage Finance (0.2%)
BPCE SA
2.750%, 1/11/23§	3,034,000	2,984,536

Total Financials		81,942,157

Health Care (1.1%)
Biotechnology (0.5%)
Biogen, Inc.
4.050%, 9/15/25	3,541,000	3,627,145
Gilead Sciences, Inc.
2.550%, 9/1/20	3,645,000	3,638,096

		7,265,241

Pharmaceuticals (0.6%)
GlaxoSmithKline Capital plc
2.875%, 6/1/22	4,700,000	4,722,628
Merck & Co., Inc.
2.900%, 3/7/24	4,000,000	4,052,569

		8,775,197

Total Health Care		16,040,438

Industrials (0.0%)
Aerospace & Defense (0.0%)
Goodrich Corp.
4.875%, 3/1/20	31,000	31,515

Total Industrials		31,515

Information Technology (0.2%)
Technology Hardware, Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.
2.100%, 10/4/19§	3,696,000	3,684,841

Total Information Technology		3,684,841

Materials (0.0%)
Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	31,582

Total Materials		31,582

Utilities (0.1%)
Electric Utilities (0.0%)
Duke Energy Florida LLC
4.550%, 4/1/20	15,000	15,269

Independent Power and Renewable Electricity Producers (0.1%)
Exelon Generation Co. LLC
2.950%, 1/15/20	2,199,000	2,197,352

Total Utilities		2,212,621

Total Corporate Bonds		112,082,486

Foreign Government Securities (2.0%)
Iraq Government AID Bond
2.149%, 1/18/22	10,289,000	10,207,688
Kingdom of Jordan
2.578%, 6/30/22	5,000,000	5,013,500
Republic of Korea
7.125%, 4/16/19	154,000	154,281
Republic of Panama
5.200%, 1/30/20	462,000	469,764

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Ukraine Government AID Bonds
1.471%, 9/29/21	$14,700,000	$14,325,150

Total Foreign Government Securities		30,170,383

Municipal Bonds (0.0%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	21,661
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	6,000	7,638
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	6,000	6,228
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	10,187
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	8,000	8,241
6.395%, 1/1/40	6,000	8,001
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	8,185
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	10,643
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	7,000	8,498
City of New York, General Obligation Bonds, Series 2009-A1
5.206%, 10/1/31	6,000	6,974
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	8,644
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	6,000	6,065
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	31,000	44,666
6.750%, 8/1/49	6,000	9,069
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755%, 7/1/29	6,000	7,118
5.750%, 7/1/34	7,000	8,605
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	8,269
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	6,000	8,280
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	38,000	42,765
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192%, 8/1/40	45,000	50,881
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	10,796
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	7,513
6.648%, 11/15/39	6,000	7,991
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	13,579
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	40,041
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718%, 1/1/49	8,000	11,905
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	6,000	7,237
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	11,403
5.561%, 12/1/49	7,000	9,062
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	6,000	7,175
6.918%, 4/1/40	6,000	8,343
7.043%, 4/1/50	6,000	9,178
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263%, 4/1/49	7,000	9,983
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	8,733
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	6,000	6,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	$6,000	$6,992
5.600%, 3/15/40(m)	6,000	7,481
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	9,530
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	6,000	7,435
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	6,000	6,995
5.140%, 8/1/40	6,000	7,282

Total Municipal Bonds		505,657

Supranational (0.0%)
Corp. Andina de Fomento
8.125%, 6/4/19	46,000	46,413
Inter-American Development Bank
3.875%, 2/14/20	307,000	310,649

Total Supranational		357,062

U.S. Government Agency Securities (30.5%)
FFCB
2.550%, 3/11/21	65,000,000	65,224,016
2.230%, 4/5/21	6,000,000	5,984,304
FHLB
2.125%, 2/11/20	22,125,000	22,059,459
2.375%, 3/30/20	9,000,000	8,999,251
2.625%, 5/28/20	35,550,000	35,680,401
2.625%, 10/1/20	48,010,000	48,245,105
3.000%, 10/12/21	35,635,000	36,302,836
2.875%, 12/10/21	25,000,000	25,404,240
5.500%, 7/15/36	12,000	16,000
FHLMC
2.750%, 6/19/23	2,717,000	2,764,117
FNMA
1.000%, 10/24/19	31,048,000	30,785,517
1.500%, 7/30/20	29,270,000	28,943,075
2.875%, 10/30/20	39,000,000	39,329,312
2.500%, 4/13/21	54,814,000	55,091,638
2.750%, 6/22/21	54,575,000	55,107,526
2.500%, 2/5/24	5,000,000	5,044,336

Total U.S. Government Agency Securities		464,981,133

U.S. Treasury Obligations (39.0%)
U.S. Treasury Inflation Linked Notes
1.250%, 7/15/20 TIPS	31,226,610	31,682,322
0.125%, 4/15/21 TIPS	48,636,122	48,246,274
0.625%, 7/15/21 TIPS	17,265,883	17,414,801
0.125%, 7/15/22 TIPS	22,534,666	22,410,550
U.S. Treasury Notes
1.625%, 6/30/19	12,780,000	12,751,795
3.375%, 11/15/19	85,804,600	86,273,170
2.250%, 2/29/20	47,900,000	47,835,445
1.625%, 3/15/20	34,883,000	34,630,098
2.250%, 3/31/20	31,554,000	31,503,463
1.375%, 8/31/20	10,214,000	10,071,921
2.625%, 8/31/20	21,479,000	21,552,248
1.375%, 9/30/20	32,698,000	32,223,369
1.625%, 10/15/20	19,575,400	19,361,141
1.750%, 10/31/20	26,354,000	26,108,167
2.625%, 11/15/20	25,151,000	25,259,464
2.000%, 11/30/20	7,594,000	7,551,877
1.125%, 9/30/21	7,223,000	7,029,446
2.875%, 10/15/21	19,524,200	19,818,436
2.875%, 11/15/21	70,000,000	71,092,658
1.625%, 8/15/22	13,000,000	12,740,304
2.375%, 8/15/24	8,974,600	9,019,683

Total U.S. Treasury Obligations		594,576,632

Total Long-Term Debt Securities (89.6%) (Cost $1,361,899,638)		1,367,399,228

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (3.6%)
FHLB
3.15%, 4/3/19(o)(p)	14,471,000	14,467,200
2.53%, 4/24/19(o)(p)	40,140,000	40,072,292

Total U.S. Government Agency Securities		54,539,492

U.S. Treasury Obligations (5.6%)
U.S. Treasury Bills
2.35%, 6/20/19(p)	86,788,000	86,332,293

Total Short-Term Investments (9.2%) (Cost $140,888,754)		140,871,785

Total Investments in Securities (98.8%) (Cost $1,502,788,392)		1,508,271,013
Other Assets Less Liabilities (1.2%)		18,568,275

Net Assets (100%)		$1,526,839,288

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $98,531,615 or 6.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2019, the market value of these securities amounted to $2,782,216 or 0.2% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $7,481 or 0.0% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2019.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(106)	6/2019	USD	(13,167,188)	(196,407)
U.S. Treasury 2 Year Note	(1,004)	6/2019	USD	(213,946,125)	(767,333)
U.S. Treasury 5 Year Note	(770)	6/2019	USD	(89,187,656)	(936,123)
U.S. Treasury Long Bond	(8)	6/2019	USD	(1,197,250)	(27,449)

					(1,927,312)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$50,103,801	$—	$50,103,801
Collateralized Mortgage Obligations	—	77,000,942	—	77,000,942
Commercial Mortgage-Backed Securities	—	37,621,132	—	37,621,132
Corporate Bonds
Communication Services	—	3,003,658	—	3,003,658
Consumer Staples	—	5,110,413	—	5,110,413
Energy	—	25,261	—	25,261
Financials	—	81,942,157	—	81,942,157
Health Care	—	16,040,438	—	16,040,438
Industrials	—	31,515	—	31,515
Information Technology	—	3,684,841	—	3,684,841
Materials	—	31,582	—	31,582
Utilities	—	2,212,621	—	2,212,621
Foreign Government Securities	—	30,170,383	—	30,170,383
Municipal Bonds	—	505,657	—	505,657
Short-Term Investments
U.S. Government Agency Securities	—	54,539,492	—	54,539,492
U.S. Treasury Obligations	—	86,332,293	—	86,332,293
Supranational	—	357,062	—	357,062
U.S. Government Agency Securities	—	464,981,133	—	464,981,133
U.S. Treasury Obligations	—	594,576,632	—	594,576,632

Total Assets	$—	$1,508,271,013	$—	$1,508,271,013

Liabilities:
Futures	(1,927,312)	—	—	(1,927,312)

Total Liabilities	$(1,927,312)	$—	$—	$(1,927,312)

Total	$(1,927,312)	$1,508,271,013	$—	$1,506,343,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,968,536
Aggregate gross unrealized depreciation	(2,869,622)

Net unrealized appreciation	$5,098,914

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,501,244,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	5,700	$321,423
Cincinnati Bell, Inc.*	8,652	82,540
Cogent Communications Holdings, Inc.	24,500	1,329,125
Consolidated Communications Holdings, Inc.(x)	42,322	461,733
Frontier Communications Corp.(x)*	533	1,061
Intelsat SA(x)*	26,500	414,990
Iridium Communications, Inc.*	45,300	1,197,732
Ooma, Inc.*	4,100	54,284
ORBCOMM, Inc.(x)*	27,500	186,450
pdvWireless, Inc.*	2,200	77,352
Vonage Holdings Corp.*	104,300	1,047,172

		5,173,862

Entertainment (0.3%)
AMC Entertainment Holdings, Inc., Class A(x)	26,562	394,445
Eros International plc*	14,700	134,358
Glu Mobile, Inc.*	51,800	566,692
IMAX Corp.*	33,100	750,708
Liberty Media Corp.-Liberty Braves, Class A*	3,100	86,614
Liberty Media Corp.-Liberty Braves, Class C*	16,500	458,205
LiveXLive Media, Inc.(x)*	2,400	12,912
Marcus Corp. (The)	13,200	528,660
Reading International, Inc., Class A*	2,100	33,516
Rosetta Stone, Inc.*	4,400	96,140
World Wrestling Entertainment, Inc., Class A	19,600	1,700,888

		4,763,138

Interactive Media & Services (0.2%)
Care.com, Inc.*	2,900	57,304
Cargurus, Inc.*	23,200	929,392
Cars.com, Inc.*	35,000	798,000
Liberty TripAdvisor Holdings, Inc., Class A*	41,000	581,790
Meet Group, Inc. (The)*	21,900	110,157
QuinStreet, Inc.*	7,100	95,069
Travelzoo*	2,400	32,160
TrueCar, Inc.*	58,400	387,776
Yelp, Inc.*	37,800	1,304,100

		4,295,748

Media (0.7%)
Beasley Broadcast Group, Inc., Class A	400	1,592
Boston Omaha Corp., Class A(x)*	1,300	32,422
Cardlytics, Inc.(x)*	3,900	64,506
Central European Media Enterprises Ltd., Class A(x)*	13,900	55,322
Clear Channel Outdoor Holdings, Inc., Class A*	9,300	49,755
Daily Journal Corp.(x)*	300	64,230
Emerald Expositions Events, Inc.	8,700	110,490
Entercom Communications Corp., Class A(x)	59,600	312,900
Entravision Communications Corp., Class A	10,100	32,724
EW Scripps Co. (The), Class A	21,965	461,265
Fluent, Inc.(x)*	13,700	76,994
Gannett Co., Inc.	61,400	647,156
Gray Television, Inc.*	38,500	822,360
Hemisphere Media Group, Inc.*	3,100	43,710
Liberty Latin America Ltd., Class A*	20,500	396,470
Liberty Latin America Ltd., Class C*	53,600	1,042,520
Loral Space & Communications, Inc.*	3,400	122,570
MDC Partners, Inc., Class A*	16,950	38,138
Meredith Corp.(x)	20,100	1,110,726
MSG Networks, Inc., Class A*	31,100	676,425
National CineMedia, Inc.	15,900	112,095
New Media Investment Group, Inc.	26,000	273,000
New York Times Co. (The), Class A	60,500	1,987,425
Nexstar Media Group, Inc., Class A	20,406	2,211,398
Saga Communications, Inc., Class A	100	3,319
Scholastic Corp.	13,300	528,808
Sinclair Broadcast Group, Inc., Class A	36,300	1,396,824
TechTarget, Inc.*	5,000	81,350
TEGNA, Inc.	102,200	1,441,020
Tribune Publishing Co.*	6,200	73,098
WideOpenWest, Inc.*	12,800	116,480

		14,387,092

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	17,700	412,056
Gogo, Inc.(x)*	18,600	83,514
Shenandoah Telecommunications Co.	27,328	1,212,270
Spok Holdings, Inc.	7,843	106,822

		1,814,662

Total Communication Services		30,434,502

Consumer Discretionary (16.1%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	47,100	674,001
Cooper Tire & Rubber Co.	23,800	711,382
Cooper-Standard Holdings, Inc.*	8,700	408,552
Dana, Inc.	69,100	1,225,834
Dorman Products, Inc.*	14,000	1,233,260
Fox Factory Holding Corp.*	17,000	1,188,130
Gentherm, Inc.*	19,800	729,828
LCI Industries	11,300	868,066
Modine Manufacturing Co.*	23,300	323,171
Motorcar Parts of America, Inc.(x)*	7,900	149,073
Standard Motor Products, Inc.	10,800	530,280
Stoneridge, Inc.*	12,500	360,750
Superior Industries International, Inc.	4,400	20,944
Tenneco, Inc., Class A	25,400	562,864
Tower International, Inc.	1,700	35,751

		9,021,886

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	504,630

Distributors (0.1%)
Core-Mark Holding Co., Inc.	27,600	1,024,788
Weyco Group, Inc.	2,700	83,592

		1,108,380

Diversified Consumer Services (3.0%)
Adtalem Global Education, Inc.*	28,000	1,296,960
American Public Education, Inc.*	6,150	185,238
Bright Horizons Family Solutions, Inc.*	140,285	17,831,626
Career Education Corp.*	34,500	569,940
Chegg, Inc.*	450,491	17,172,717
Grand Canyon Education, Inc.*	149,844	17,158,636
Houghton Mifflin Harcourt Co.*	69,300	503,811
K12, Inc.*	17,700	604,101
Laureate Education, Inc., Class A*	39,500	591,315
Regis Corp.*	20,210	397,531
Sotheby’s*	18,500	698,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Strategic Education, Inc.	9,531	$1,251,516
Weight Watchers International, Inc.*	18,200	366,730

		58,628,496

Hotels, Restaurants & Leisure (3.8%)
BBX Capital Corp.	2,000	11,840
Belmond Ltd., Class A*	43,700	1,089,441
Biglari Holdings, Inc., Class B*	570	80,575
BJ’s Restaurants, Inc.	11,800	557,904
Bloomin’ Brands, Inc.	51,100	1,044,995
Bluegreen Vacations Corp.(x)	5,200	77,272
Boyd Gaming Corp.	39,200	1,072,512
Brinker International, Inc.	18,200	807,716
Carrols Restaurant Group, Inc.*	12,200	121,634
Century Casinos, Inc.*	1,800	16,308
Cheesecake Factory, Inc. (The)	22,000	1,076,240
Chipotle Mexican Grill, Inc.*	16,600	11,791,146
Churchill Downs, Inc.	18,900	1,705,914
Chuy’s Holdings, Inc.*	800	18,216
Cracker Barrel Old Country Store, Inc.(x)	10,000	1,616,100
Dave & Buster’s Entertainment, Inc.	19,800	987,426
Del Taco Restaurants, Inc.*	12,900	129,774
Denny’s Corp.*	29,712	545,215
Dine Brands Global, Inc.	8,000	730,320
Drive Shack, Inc.*	10,000	44,900
El Pollo Loco Holdings, Inc.*	800	10,408
Eldorado Resorts, Inc.*	31,014	1,448,044
Empire Resorts, Inc.(x)*	800	8,040
Fiesta Restaurant Group, Inc.*	3,600	47,196
Golden Entertainment, Inc.*	4,100	58,056
Hilton Grand Vacations, Inc.*	487,703	15,045,638
International Speedway Corp., Class A	12,900	562,827
J Alexander’s Holdings, Inc.*	1,282	12,589
Jack in the Box, Inc.	13,700	1,110,522
Lindblad Expeditions Holdings, Inc.(x)*	4,100	62,525
Marriott Vacations Worldwide Corp.	20,018	1,871,683
Nathan’s Famous, Inc.	200	13,680
Noodles & Co.(x)*	15,500	105,400
Papa John’s International, Inc.(x)	14,166	750,090
Penn National Gaming, Inc.*	53,114	1,067,591
Planet Fitness, Inc., Class A*	312,288	21,460,431
PlayAGS, Inc.*	6,200	148,366
Red Lion Hotels Corp.*	1,100	8,888
Red Robin Gourmet Burgers, Inc.*	4,900	141,169
Red Rock Resorts, Inc., Class A	33,000	853,050
Ruth’s Hospitality Group, Inc.	10,200	261,018
Scientific Games Corp., Class A(x)*	26,200	535,004
SeaWorld Entertainment, Inc.*	26,000	669,760
Shake Shack, Inc., Class A*	10,400	615,160
Speedway Motorsports, Inc.	3,500	50,645
Texas Roadhouse, Inc.	31,100	1,934,109
Wingstop, Inc.	14,100	1,072,023

		73,449,360

Household Durables (0.8%)
Bassett Furniture Industries, Inc.	100	1,641
Beazer Homes USA, Inc.*	14,200	163,442
Cavco Industries, Inc.*	4,800	564,144
Century Communities, Inc.(x)*	7,100	170,187
Flexsteel Industries, Inc.	300	6,957
GoPro, Inc., Class A(x)*	53,200	345,800
Green Brick Partners, Inc.*	1,700	14,875
Hamilton Beach Brands Holding Co., Class A(x)	100	2,146
Helen of Troy Ltd.*	12,500	1,449,500
Hooker Furniture Corp.	900	25,947
Installed Building Products, Inc.*	10,400	504,400
iRobot Corp.(x)*	14,119	1,661,665
KB Home	40,700	983,719
La-Z-Boy, Inc.	25,600	844,544
LGI Homes, Inc.(x)*	8,400	506,016
Lifetime Brands, Inc.	2,100	19,845
M.D.C. Holdings, Inc.	23,613	686,194
M/I Homes, Inc.*	12,800	340,736
Meritage Homes Corp.*	17,900	800,309
New Home Co., Inc. (The)*	1,300	6,188
Roku, Inc.(x)*	20,400	1,316,004
Skyline Champion Corp.	15,400	292,600
Sonos, Inc.*	13,200	135,828
Taylor Morrison Home Corp., Class A*	51,300	910,575
TopBuild Corp.*	16,200	1,050,084
TRI Pointe Group, Inc.*	71,275	900,916
Tupperware Brands Corp.	24,200	619,036
William Lyon Homes, Class A(x)*	11,300	173,681
ZAGG, Inc.*	800	7,256

		14,504,235

Internet & Direct Marketing Retail (2.6%)
1-800-Flowers.com, Inc., Class A*	11,200	204,176
Duluth Holdings, Inc., Class B(x)*	1,400	33,376
Etsy, Inc.*	292,189	19,640,945
Groupon, Inc.*	207,900	738,045
GrubHub, Inc.*	178,000	12,365,660
Lands’ End, Inc.*	11,300	187,693
Liberty Expedia Holdings, Inc., Class A*	25,700	1,099,960
Liquidity Services, Inc.*	500	3,855
Overstock.com, Inc.(x)*	8,000	132,960
Quotient Technology, Inc.*	33,500	330,645
Remark Holdings, Inc.(x)*	700	1,295
Shutterfly, Inc.*	15,300	621,792
Shutterstock, Inc.	9,700	452,311
Stamps.com, Inc.*	8,200	667,562
Wayfair, Inc., Class A(x)*	96,180	14,277,921

		50,758,196

Leisure Products (0.1%)
Acushnet Holdings Corp.	14,600	337,844
American Outdoor Brands Corp.*	20,400	190,536
Callaway Golf Co.	47,000	748,710
Johnson Outdoors, Inc., Class A	700	49,952
Malibu Boats, Inc., Class A*	9,700	383,926
MasterCraft Boat Holdings, Inc.*	6,000	135,420
Nautilus, Inc.*	2,300	12,788
Sturm Ruger & Co., Inc.	8,300	440,066
Vista Outdoor, Inc.*	21,600	173,016
YETI Holdings, Inc.(x)*	9,600	290,400

		2,762,658

Multiline Retail (1.0%)
Big Lots, Inc.	23,200	882,064
Dillard’s, Inc., Class A(x)	7,400	532,948
JC Penney Co., Inc.(x)*	91,100	135,739
Ollie’s Bargain Outlet Holdings, Inc.*	195,355	16,669,642

		18,220,393

Specialty Retail (3.8%)
Aaron’s, Inc.	34,300	1,804,180
Abercrombie & Fitch Co., Class A	38,100	1,044,321
American Eagle Outfitters, Inc.	87,000	1,928,790
America’s Car-Mart, Inc.*	1,800	164,412
Asbury Automotive Group, Inc.*	11,400	790,704
Ascena Retail Group, Inc.(x)*	82,864	89,493
At Home Group, Inc.*	20,900	373,274
Barnes & Noble Education, Inc.*	2,000	8,400
Barnes & Noble, Inc.	17,300	93,939
Bed Bath & Beyond, Inc.	63,400	1,077,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Boot Barn Holdings, Inc.*	13,000	$382,720
Buckle, Inc. (The)(x)	10,500	196,560
Burlington Stores, Inc.*	101,590	15,917,121
Caleres, Inc.	20,300	501,207
Camping World Holdings, Inc., Class A(x)	11,500	159,965
Carvana Co.(x)*	15,300	888,318
Cato Corp. (The), Class A	9,500	142,310
Chico’s FAS, Inc.	78,600	335,622
Children’s Place, Inc. (The)	7,745	753,434
Citi Trends, Inc.	300	5,793
Conn’s, Inc.(x)*	5,800	132,588
DSW, Inc., Class A	35,100	779,922
Express, Inc.*	25,300	108,284
Five Below, Inc.*	157,589	19,580,433
GameStop Corp., Class A(x)	47,300	480,568
Genesco, Inc.*	10,800	491,940
GNC Holdings, Inc., Class A(x)*	45,600	124,488
Group 1 Automotive, Inc.	12,800	828,160
Guess?, Inc.	26,200	513,520
Haverty Furniture Cos., Inc.	1,400	30,632
Hudson Ltd., Class A*	14,500	199,375
Lithia Motors, Inc., Class A	12,000	1,113,000
Lumber Liquidators Holdings, Inc.(x)*	13,400	135,340
MarineMax, Inc.*	8,800	168,608
Monro, Inc.	14,850	1,284,822
Murphy USA, Inc.*	14,700	1,258,614
National Vision Holdings, Inc.*	411,763	12,941,711
Office Depot, Inc.	288,900	1,048,707
Party City Holdco, Inc.(x)*	11,200	88,928
Rent-A-Center, Inc.*	22,700	473,749
RH(x)*	9,608	989,144
Sally Beauty Holdings, Inc.*	57,800	1,064,098
Shoe Carnival, Inc.(x)	4,000	136,120
Signet Jewelers Ltd.	27,800	755,048
Sleep Number Corp.*	14,900	700,300
Sonic Automotive, Inc., Class A	8,800	130,328
Tailored Brands, Inc.(x)	18,300	143,472
Tile Shop Holdings, Inc.	800	4,528
Tilly’s, Inc., Class A	2,100	23,373
Winmark Corp.	200	37,718
Zumiez, Inc.*	7,200	179,208

		72,604,455

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	35,900	924,425
Culp, Inc.	200	3,846
Deckers Outdoor Corp.*	14,900	2,190,151
Fossil Group, Inc.(x)*	23,300	319,676
G-III Apparel Group Ltd.*	24,000	959,040
Movado Group, Inc.	5,800	211,004
Oxford Industries, Inc.	7,600	571,976
Steven Madden Ltd.	43,893	1,485,339
Superior Group of Cos., Inc.	400	6,648
Unifi, Inc.*	1,000	19,350
Vera Bradley, Inc.*	12,400	164,300
Wolverine World Wide, Inc.	42,700	1,525,671

		8,381,426

Total Consumer Discretionary		309,944,115

Consumer Staples (1.3%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	3,800	1,119,974
Castle Brands, Inc.(x)*	13,100	9,124
Celsius Holdings, Inc.(x)*	600	2,556
Coca-Cola Consolidated, Inc.	2,600	748,358
Craft Brew Alliance, Inc.*	700	9,786
MGP Ingredients, Inc.(x)	6,100	470,615
National Beverage Corp.(x)	5,700	329,061
Primo Water Corp.*	7,300	112,858

		2,802,332

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	17,700	570,471
BJ’s Wholesale Club Holdings, Inc.*	58,340	1,598,516
Chefs’ Warehouse, Inc. (The)*	10,300	319,815
Ingles Markets, Inc., Class A	1,700	46,954
Natural Grocers by Vitamin Cottage, Inc.*	2,600	31,070
Performance Food Group Co.*	47,900	1,898,756
PriceSmart, Inc.	12,700	747,776
Rite Aid Corp.(x)*	496,200	315,087
Smart & Final Stores, Inc.(x)*	1,800	8,892
SpartanNash Co.	19,320	306,609
United Natural Foods, Inc.*	24,200	319,924
Village Super Market, Inc., Class A	1,200	32,796
Weis Markets, Inc.	1,100	44,891

		6,241,557

Food Products (0.5%)
B&G Foods, Inc.(x)	36,100	881,562
Calavo Growers, Inc.	8,400	704,340
Cal-Maine Foods, Inc.	18,200	812,266
Darling Ingredients, Inc.*	73,722	1,596,081
Farmer Brothers Co.*	800	16,008
Fresh Del Monte Produce, Inc.	17,800	481,134
Freshpet, Inc.*	12,400	524,396
Hostess Brands, Inc.*	38,900	486,250
J&J Snack Foods Corp.	8,600	1,366,024
John B Sanfilippo & Son, Inc.	900	64,683
Lancaster Colony Corp.	10,100	1,582,569
Landec Corp.*	500	6,140
Limoneira Co.	900	21,177
Sanderson Farms, Inc.	9,800	1,292,032
Seneca Foods Corp., Class A*	800	19,680
Simply Good Foods Co. (The)*	28,400	584,756
Tootsie Roll Industries, Inc.(x)	1,943	72,342

		10,511,440

Household Products (0.1%)
Central Garden & Pet Co.*	300	7,668
Central Garden & Pet Co., Class A*	15,500	360,375
Oil-Dri Corp. of America	500	15,570
WD-40 Co.	7,800	1,321,632

		1,705,245

Personal Products (0.2%)
Edgewell Personal Care Co.*	25,400	1,114,806
Inter Parfums, Inc.	8,400	637,308
Medifast, Inc.	5,100	650,505
Natural Health Trends Corp.	300	3,888
Nature’s Sunshine Products, Inc.*	7,700	71,533
Revlon, Inc., Class A(x)*	5,600	108,528
USANA Health Sciences, Inc.*	7,400	620,638

		3,207,206

Tobacco (0.1%)
Turning Point Brands, Inc.	2,500	115,225
Universal Corp.	12,000	691,560
Vector Group Ltd.	57,900	624,741

		1,431,526

Total Consumer Staples		25,899,306

Energy (2.8%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	62,200	608,316
Basic Energy Services, Inc.(x)*	17,100	64,980
Bristow Group, Inc.(x)*	31,301	34,744
C&J Energy Services, Inc.*	30,400	471,808
Cactus, Inc., Class A*	236,015	8,402,134
CARBO Ceramics, Inc.(x)*	9,800	34,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Covia Holdings Corp.(x)*	30,260	$169,153
Diamond Offshore Drilling, Inc.(x)*	31,400	329,386
Dril-Quip, Inc.*	18,400	843,640
Era Group, Inc.*	8,300	95,782
Exterran Corp.*	17,800	299,930
Forum Energy Technologies, Inc.*	24,000	122,640
Frank’s International NV*	25,400	157,734
FTS International, Inc.*	13,700	137,000
Helix Energy Solutions Group, Inc.*	75,800	599,578
Keane Group, Inc.*	19,300	210,177
Key Energy Services, Inc.(x)*	1,200	4,872
KLX Energy Services Holdings, Inc.*	8,600	216,204
Liberty Oilfield Services, Inc., Class A(x)	20,900	321,651
Mammoth Energy Services, Inc.	9,800	163,170
Matrix Service Co.*	10,900	213,422
McDermott International, Inc.*	90,678	674,644
Natural Gas Services Group, Inc.*	7,500	129,825
NCS Multistage Holdings, Inc.(x)*	4,500	23,310
Newpark Resources, Inc.*	56,300	515,708
Nine Energy Service, Inc.*	6,900	156,285
Noble Corp. plc*	118,700	340,669
Nuverra Environmental Solutions, Inc.(x)*	100	890
Oceaneering International, Inc.*	391,150	6,168,435
Oil States International, Inc.*	28,300	479,968
Pioneer Energy Services Corp.*	38,400	67,968
Profire Energy, Inc.*	3,700	6,623
ProPetro Holding Corp.*	26,500	597,310
Quintana Energy Services, Inc.(x)*	300	1,296
RigNet, Inc.*	10,200	99,654
Rowan Cos. plc, Class A*	56,700	611,793
SEACOR Holdings, Inc.*	10,000	422,800
SEACOR Marine Holdings, Inc.*	14,754	196,376
Select Energy Services, Inc., Class A(x)*	11,700	140,634
Smart Sand, Inc.(x)*	14,700	65,415
Solaris Oilfield Infrastructure, Inc., Class A(x)	13,700	225,228
Superior Energy Services, Inc.*	74,000	345,580
TETRA Technologies, Inc.*	60,500	141,570
Tidewater, Inc.(x)*	11,850	274,802
Unit Corp.*	27,600	393,024
US Silica Holdings, Inc.	37,900	657,944

		26,238,372

Oil, Gas & Consumable Fuels (1.4%)
Abraxas Petroleum Corp.*	50,100	62,625
Approach Resources, Inc.(x)*	4,300	1,521
Arch Coal, Inc., Class A(x)	10,700	976,589
Ardmore Shipping Corp.*	2,000	12,320
Berry Petroleum Corp.	11,400	131,556
Bonanza Creek Energy, Inc.*	6,800	154,292
California Resources Corp.(x)*	20,200	519,342
Callon Petroleum Co.*	121,437	916,849
Carrizo Oil & Gas, Inc.(x)*	36,900	460,143
Clean Energy Fuels Corp.*	47,600	147,084
CONSOL Energy, Inc.*	13,200	451,704
CVR Energy, Inc.	13,900	572,680
Delek US Holdings, Inc.	36,623	1,333,810
Denbury Resources, Inc.(x)*	217,400	445,670
DHT Holdings, Inc.	52,100	232,366
Dorian LPG Ltd.*	21,115	135,558
Earthstone Energy, Inc., Class A*	100	708
Energy Fuels, Inc.*	19,000	63,270
EP Energy Corp., Class A(x)*	57,300	14,898
Evolution Petroleum Corp.	7,600	51,300
Frontline Ltd.(x)*	31,400	202,844
GasLog Ltd.	21,300	371,898
Golar LNG Ltd.	46,400	978,576
Green Plains, Inc.	17,900	298,572
Gulfport Energy Corp.*	82,400	660,848
Halcon Resources Corp.(x)*	25,300	34,155
Hallador Energy Co.	200	1,052
HighPoint Resources Corp.*	43,400	95,914
International Seaways, Inc.*	12,500	214,250
Jagged Peak Energy, Inc.(x)*	30,400	318,288
Laredo Petroleum, Inc.*	81,700	252,453
Lilis Energy, Inc.(x)*	10,000	11,700
Matador Resources Co.(x)*	373,660	7,222,848
Montage Resources Corp.*	4,339	65,259
NACCO Industries, Inc., Class A	400	15,288
NextDecade Corp.*	400	2,208
Nordic American Tankers Ltd.(x)	58,300	117,766
Northern Oil and Gas, Inc.(x)*	53,700	147,138
Oasis Petroleum, Inc.*	122,263	738,469
Overseas Shipholding Group, Inc., Class A*	7,600	17,404
Panhandle Oil and Gas, Inc., Class A	8,800	138,160
Par Pacific Holdings, Inc.*	12,700	226,187
PDC Energy, Inc.(x)*	30,247	1,230,448
Peabody Energy Corp.	38,100	1,079,373
Penn Virginia Corp.*	6,600	291,060
Renewable Energy Group, Inc.*	14,700	322,812
REX American Resources Corp.*	2,400	193,464
Ring Energy, Inc.*	21,900	128,553
Rosehill Resources, Inc.(x)*	3,500	11,900
SandRidge Energy, Inc.*	16,900	135,538
Scorpio Tankers, Inc.	21,680	430,131
SemGroup Corp., Class A	34,300	505,582
Ship Finance International Ltd.(x)	37,200	459,048
SilverBow Resources, Inc.*	400	9,200
Southwestern Energy Co.*	278,000	1,303,820
SRC Energy, Inc.*	113,700	582,144
Talos Energy, Inc.*	7,900	209,824
Teekay Corp.	40,800	159,936
Teekay Tankers Ltd., Class A*	104,900	101,763
Tellurian, Inc.(x)*	27,400	306,880
Ultra Petroleum Corp.(x)*	74,900	45,689
W&T Offshore, Inc.*	28,100	193,890
World Fuel Services Corp.	31,600	912,924

		27,429,541

Total Energy		53,667,913

Financials (10.9%)
Banks (5.8%)
1st Constitution Bancorp	200	3,554
1st Source Corp.	8,935	401,271
ACNB Corp.	300	11,100
Allegiance Bancshares, Inc.*	1,000	33,720
Amalgamated Bank, Class A	3,600	56,340
American National Bankshares, Inc.	6,400	223,488
Ameris Bancorp	19,400	666,390
Ames National Corp.	9,260	253,817
Arrow Financial Corp.	3,890	127,942
Atlantic Capital Bancshares, Inc.*	4,000	71,320
Banc of California, Inc.	25,700	355,688
BancFirst Corp.	8,200	427,630
Bancorp, Inc. (The)*	6,000	48,480
BancorpSouth Bank	45,200	1,275,544
Bank of Commerce Holdings	3,200	33,760
Bank of Marin Bancorp	3,780	153,808
Bank of NT Butterfield & Son Ltd. (The)	26,100	936,468
Bank of Princeton (The)	200	6,346
Bankwell Financial Group, Inc.	600	17,508
Banner Corp.	14,700	796,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Bar Harbor Bankshares	1,400	$36,218
Baycom Corp.*	1,100	24,904
BCB Bancorp, Inc.	1,800	24,120
Berkshire Hills Bancorp, Inc.	22,800	621,072
Blue Hills Bancorp, Inc.	2,700	64,530
Boston Private Financial Holdings, Inc.	54,810	600,718
Bridge Bancorp, Inc.	6,800	199,240
Brookline Bancorp, Inc.	33,856	487,526
Bryn Mawr Bank Corp.	8,300	299,879
Business First Bancshares, Inc.(x)	1,200	29,448
Byline Bancorp, Inc.*	1,300	24,024
C&F Financial Corp.	700	35,420
Cadence Bancorp	600,253	11,134,693
Cambridge Bancorp	200	16,570
Camden National Corp.	11,525	480,823
Capital City Bank Group, Inc.	9,100	198,198
Capstar Financial Holdings, Inc.	1,800	25,992
Carolina Financial Corp.	9,000	311,310
Cathay General Bancorp	37,801	1,281,832
CB Financial Services, Inc.	100	2,373
CBTX, Inc.	9,000	292,230
CenterState Bank Corp.	43,352	1,032,211
Central Pacific Financial Corp.	21,600	622,944
Central Valley Community Bancorp	1,600	31,280
Century Bancorp, Inc., Class A	500	36,500
Chemical Financial Corp.	33,675	1,386,063
Chemung Financial Corp.	400	18,772
Citizens & Northern Corp.	7,200	180,288
City Holding Co.	10,500	799,995
Civista Bancshares, Inc.	1,500	32,745
CNB Financial Corp.	5,840	147,577
Coastal Financial Corp.*	200	3,398
Codorus Valley Bancorp, Inc.	960	20,496
Columbia Banking System, Inc.	40,075	1,310,052
Community Bank System, Inc.	23,596	1,410,333
Community Bankers Trust Corp.	3,100	22,692
Community Financial Corp. (The)	600	17,022
Community Trust Bancorp, Inc.	8,500	349,010
ConnectOne Bancorp, Inc.	16,400	323,080
County Bancorp, Inc.	600	10,560
Customers Bancorp, Inc.*	11,600	212,396
CVB Financial Corp.	49,600	1,044,080
Eagle Bancorp, Inc.*	17,930	900,086
Enterprise Bancorp, Inc.	800	22,984
Enterprise Financial Services Corp.	15,490	631,527
Equity Bancshares, Inc., Class A*	1,600	46,080
Evans Bancorp, Inc.	500	17,825
Farmers & Merchants Bancorp, Inc.	600	18,060
Farmers National Banc Corp.	2,600	35,854
FB Financial Corp.	4,300	136,568
Fidelity D&D Bancorp, Inc.	200	11,824
Fidelity Southern Corp.	10,400	284,856
Financial Institutions, Inc.	2,300	62,514
First Bancorp (Nasdaq Stock Exchange)	17,188	597,455
First Bancorp (Quotrix Stock Exchange)	100,800	1,155,168
First Bancorp, Inc.	3,840	95,693
First Bancshares, Inc. (The)	1,000	30,900
First Bank	600	6,918
First Busey Corp.	26,331	642,476
First Business Financial Services, Inc.	1,000	20,020
First Choice Bancorp	300	6,450
First Commonwealth Financial Corp.	59,700	752,220
First Community Bankshares, Inc	400	13,256
First Financial Bancorp	48,365	1,163,662
First Financial Bankshares, Inc.	30,400	1,756,512
First Financial Corp.	2,600	109,200
First Financial Northwest, Inc.	1,500	23,625
First Foundation, Inc.	13,000	176,410
First Guaranty Bancshares, Inc.(x)	500	10,250
First Internet Bancorp	2,100	40,593
First Interstate BancSystem, Inc., Class A(x)	15,789	628,718
First Merchants Corp.	27,500	1,013,375
First Mid-Illinois Bancshares, Inc.	1,700	56,644
First Midwest Bancorp, Inc.	50,000	1,023,000
First of Long Island Corp. (The)	9,400	206,142
First United Corp.	100	1,726
Flushing Financial Corp.	20,350	446,275
Franklin Financial Network, Inc.	3,300	95,733
Fulton Financial Corp.	81,500	1,261,620
FVCBankcorp, Inc.*	200	3,382
German American Bancorp, Inc.	16,050	471,870
Glacier Bancorp, Inc.	41,430	1,660,100
Great Southern Bancorp, Inc.	5,000	259,500
Great Western Bancorp, Inc.	30,800	972,972
Guaranty Bancshares, Inc.	900	26,298
Hancock Whitney Corp.	42,290	1,708,516
Hanmi Financial Corp.	21,138	449,605
HarborOne Bancorp, Inc.*	3,100	53,320
Heartland Financial USA, Inc.	17,055	727,396
Heritage Commerce Corp.	15,300	185,130
Heritage Financial Corp.	17,866	538,481
Hilltop Holdings, Inc.	34,099	622,307
Home BancShares, Inc.	75,875	1,333,124
HomeTrust Bancshares, Inc.	1,400	35,280
Hope Bancorp, Inc.	66,285	867,008
Horizon Bancorp, Inc.	16,200	260,658
Howard Bancorp, Inc.*	2,500	37,025
IBERIABANK Corp.	28,648	2,054,348
Independent Bank Corp./MA	13,600	1,101,736
Independent Bank Corp./MI	3,300	70,950
Independent Bank Group, Inc.	18,230	935,017
International Bancshares Corp.	28,700	1,091,461
Investar Holding Corp.	1,200	27,252
Investors Bancorp, Inc.	124,972	1,480,918
Lakeland Bancorp, Inc.	20,010	298,749
Lakeland Financial Corp.	15,855	716,963
LCNB Corp.	1,600	27,440
LegacyTexas Financial Group, Inc.	22,130	827,441
Level One Bancorp, Inc.	200	4,652
Live Oak Bancshares, Inc.	3,800	55,518
Macatawa Bank Corp.	3,500	34,790
Malvern Bancorp, Inc.*	1,000	20,120
Mercantile Bank Corp.	5,500	179,960
Metropolitan Bank Holding Corp.*	1,600	55,664
Mid Penn Bancorp, Inc.	300	7,350
Middlefield Banc Corp.	100	4,121
Midland States Bancorp, Inc.	8,600	206,916
MidSouth Bancorp, Inc.	4,000	45,640
MidWestOne Financial Group, Inc.	800	21,800
MutualFirst Financial, Inc.	800	23,976
MVB Financial Corp.	300	4,575
National Bank Holdings Corp., Class A	19,800	658,548
National Bankshares, Inc.(x)	2,600	111,410
National Commerce Corp.*	7,000	274,470
NBT Bancorp, Inc.	24,195	871,262
Nicolet Bankshares, Inc.*	1,200	71,520
Northeast Bancorp	400	8,272
Northrim Bancorp, Inc.	800	27,536
Norwood Financial Corp.	300	9,252
OFG Bancorp	17,800	352,262
Ohio Valley Banc Corp.	500	18,075
Old Line Bancshares, Inc.	2,200	54,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Old National Bancorp	71,280	$1,168,992
Old Second Bancorp, Inc.	4,600	57,914
Opus Bank	8,600	170,280
Origin Bancorp, Inc.(x)	7,500	255,375
Orrstown Financial Services, Inc.	900	16,731
Pacific City Financial Corp.	1,500	26,175
Pacific Premier Bancorp, Inc.	26,500	703,045
Park National Corp.	6,450	611,138
Parke Bancorp, Inc.	1,410	29,455
Peapack Gladstone Financial Corp.	2,500	65,550
Penns Woods Bancorp, Inc.	1,340	55,074
Peoples Bancorp of North Carolina, Inc.	230	6,118
Peoples Bancorp, Inc.	5,800	179,626
Peoples Financial Services Corp.	700	31,668
People’s Utah Bancorp	1,100	29,007
Preferred Bank	6,200	278,814
Premier Financial Bancorp, Inc.	1,700	26,707
QCR Holdings, Inc.	1,600	54,272
RBB Bancorp	1,600	30,080
Reliant Bancorp, Inc.	400	8,928
Renasant Corp.	21,900	741,315
Republic Bancorp, Inc., Class A	4,600	205,712
Republic First Bancorp, Inc.*	4,300	22,575
S&T Bancorp, Inc.	19,961	789,058
Sandy Spring Bancorp, Inc.	16,541	517,402
SB One Bancorp	400	8,688
Seacoast Banking Corp. of Florida*	27,000	711,450
Select Bancorp, Inc.*	900	10,233
ServisFirst Bancshares, Inc.	24,400	823,744
Shore Bancshares, Inc.	1,400	20,874
Sierra Bancorp	3,400	82,620
Simmons First National Corp., Class A	48,718	1,192,617
SmartFinancial, Inc.*	1,000	18,910
South State Corp.	16,754	1,144,968
Southern First Bancshares, Inc.*	800	27,096
Southern National Bancorp of Virginia, Inc.	2,400	35,160
Southside Bancshares, Inc.	22,136	735,579
Spirit of Texas Bancshares, Inc.*	300	6,360
Stock Yards Bancorp, Inc.	12,150	410,792
Summit Financial Group, Inc.	1,200	31,812
SVB Financial Group*	44,916	9,987,522
Tompkins Financial Corp.	7,351	559,191
Towne Bank	29,009	717,973
TriCo Bancshares	10,782	423,625
TriState Capital Holdings, Inc.*	5,400	110,322
Triumph Bancorp, Inc.(x)*	15,600	458,484
Trustmark Corp.	34,720	1,167,634
UMB Financial Corp.	23,460	1,502,378
Union Bankshares Corp.	33,844	1,094,177
United Bankshares, Inc.	50,932	1,845,776
United Community Banks, Inc.	36,600	912,438
United Security Bancshares	1,700	18,020
Unity Bancorp, Inc.	200	3,776
Univest Financial Corp.	12,938	316,463
Valley National Bancorp	152,147	1,457,568
Veritex Holdings, Inc.	17,320	419,490
Washington Trust Bancorp, Inc.	10,800	520,020
WesBanco, Inc.	23,495	933,926
West Bancorporation, Inc.	6,300	130,284
Westamerica Bancorp	13,500	834,300
Wintrust Financial Corp.	151,640	10,209,921

		111,537,290

Capital Markets (1.6%)
Artisan Partners Asset Management, Inc., Class A	21,600	543,672
Ashford, Inc.(x)*	100	5,553
Associated Capital Group, Inc., Class A	3,630	143,603
B. Riley Financial, Inc.	1,100	18,359
Blucora, Inc.*	20,300	677,614
BrightSphere Investment Group plc	40,100	543,756
Cohen & Steers, Inc.	11,366	480,441
Cowen, Inc.*	5,800	84,042
Diamond Hill Investment Group, Inc.	1,100	154,000
Donnelley Financial Solutions, Inc.*	11,700	174,096
Federated Investors, Inc., Class B	45,700	1,339,467
Focus Financial Partners, Inc., Class A(x)*	12,127	432,206
GAIN Capital Holdings, Inc.(x)	10,100	63,428
GAMCO Investors, Inc., Class A	4,730	96,965
Greenhill & Co., Inc.	2,400	51,624
Hamilton Lane, Inc., Class A	7,000	305,060
Houlihan Lokey, Inc.	17,000	779,450
INTL. FCStone, Inc.*	6,600	255,816
Ladenburg Thalmann Financial Services, Inc.	13,000	36,790
Lazard Ltd., Class A	228,272	8,249,750
Moelis & Co., Class A	25,500	1,061,055
Oppenheimer Holdings, Inc., Class A	2,500	65,050
Piper Jaffray Cos.	8,000	582,640
PJT Partners, Inc., Class A	8,700	363,660
Pzena Investment Management, Inc., Class A	5,900	47,731
Safeguard Scientifics, Inc.*	3,030	32,876
Siebert Financial Corp.(x)*	800	9,448
Silvercrest Asset Management Group, Inc., Class A	200	2,850
Stifel Financial Corp.	241,463	12,739,588
Virtus Investment Partners, Inc.	2,895	282,407
Waddell & Reed Financial, Inc., Class A	41,500	717,535
Westwood Holdings Group, Inc.	1,800	63,486
WisdomTree Investments, Inc.(x)	72,600	512,556

		30,916,574

Consumer Finance (0.3%)
Curo Group Holdings Corp.*	2,800	28,084
Elevate Credit, Inc.*	8,200	35,588
Encore Capital Group, Inc.(x)*	17,050	464,271
Enova International, Inc.*	15,300	349,146
EZCORP, Inc., Class A*	11,900	110,908
FirstCash, Inc.	21,504	1,860,096
Green Dot Corp., Class A*	25,200	1,528,380
LendingClub Corp.*	171,700	530,553
Nelnet, Inc., Class A	10,450	575,481
PRA Group, Inc.*	26,460	709,393
Regional Management Corp.*	800	19,536
World Acceptance Corp.*	4,320	506,002

		6,717,438

Diversified Financial Services (0.1%)
Banco Latinoamericano de Comercio Exterior SA, Class E	13,220	263,342
Cannae Holdings, Inc.*	31,400	761,764
FGL Holdings	66,900	526,503
Marlin Business Services Corp.	9,300	199,950
On Deck Capital, Inc.*	4,900	26,558

		1,778,117

Insurance (1.4%)
Ambac Financial Group, Inc.*	32,500	588,900
American Equity Investment Life Holding Co.	47,380	1,280,208
AMERISAFE, Inc.	11,990	712,206
Argo Group International Holdings Ltd.	16,910	1,194,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Citizens, Inc.(x)*	21,600	$144,072
CNO Financial Group, Inc.	87,900	1,422,222
Crawford & Co., Class B	4,300	39,259
Donegal Group, Inc., Class A	7,500	100,875
eHealth, Inc.*	9,000	561,060
EMC Insurance Group, Inc.	1,900	60,572
Employers Holdings, Inc.	18,300	734,013
Enstar Group Ltd.*	5,950	1,035,300
FBL Financial Group, Inc., Class A	5,300	332,416
FedNat Holding Co.	3,700	59,348
Genworth Financial, Inc., Class A*	262,800	1,006,524
Global Indemnity Ltd.	5,950	180,761
Goosehead Insurance, Inc., Class A(x)	2,400	66,912
Greenlight Capital Re Ltd., Class A(x)*	11,916	129,527
Hallmark Financial Services, Inc.*	14,100	146,640
HCI Group, Inc.	2,300	98,279
Health Insurance Innovations, Inc., Class A*	9,400	252,108
Heritage Insurance Holdings, Inc.	9,300	135,780
Horace Mann Educators Corp.	18,310	644,695
Independence Holding Co.	100	3,525
Investors Title Co.	400	63,160
James River Group Holdings Ltd.	14,500	581,160
Kemper Corp.	24,011	1,828,197
Kingstone Cos., Inc.	500	7,370
Kinsale Capital Group, Inc.	8,900	610,273
Maiden Holdings Ltd.	15,730	11,683
MBIA, Inc.*	41,300	393,176
National General Holdings Corp.	29,100	690,543
National Western Life Group, Inc., Class A	1,030	270,344
Navigators Group, Inc. (The)	10,000	698,700
NI Holdings, Inc.*	1,600	25,600
Primerica, Inc.	20,300	2,479,645
ProAssurance Corp.	25,000	865,250
Protective Insurance Corp., Class B	3,887	71,987
RLI Corp.	17,800	1,277,150
Safety Insurance Group, Inc.	8,350	727,619
Selective Insurance Group, Inc.	30,340	1,919,915
State Auto Financial Corp.	5,600	184,352
Stewart Information Services Corp.	12,600	537,894
Third Point Reinsurance Ltd.*	36,100	374,718
Tiptree, Inc.	1,800	11,394
Trupanion, Inc.(x)*	11,300	369,962
United Fire Group, Inc.	10,000	437,100
United Insurance Holdings Corp.	4,400	69,960
Universal Insurance Holdings, Inc.	19,000	589,000

		26,026,215

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AG Mortgage Investment Trust, Inc. (REIT)	8,000	134,720
Anworth Mortgage Asset Corp. (REIT)	40,000	161,600
Apollo Commercial Real Estate Finance, Inc. (REIT)	58,148	1,058,293
Arbor Realty Trust, Inc. (REIT)(x)	31,003	402,109
Ares Commercial Real Estate Corp. (REIT)	5,200	78,988
Arlington Asset Investment Corp. (REIT), Class A(x)	20,400	162,384
ARMOUR Residential REIT, Inc. (REIT)	20,916	408,489
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	53,900	1,862,784
Capstead Mortgage Corp. (REIT)	50,010	429,586
Cherry Hill Mortgage Investment Corp. (REIT)	5,300	91,266
Colony Credit Real Estate, Inc. (REIT)(x)	39,600	620,136
Dynex Capital, Inc. (REIT)	9,100	55,419
Exantas Capital Corp. (REIT)	10,087	107,225
Granite Point Mortgage Trust, Inc. (REIT)	20,400	378,828
Great Ajax Corp. (REIT)	2,900	39,846
Invesco Mortgage Capital, Inc. (REIT)	58,655	926,749
KKR Real Estate Finance Trust, Inc. (REIT)	3,000	60,060
Ladder Capital Corp. (REIT)	54,887	934,177
New York Mortgage Trust, Inc. (REIT)	82,300	501,207
Orchid Island Capital, Inc. (REIT)(x)	10,100	66,458
PennyMac Mortgage Investment Trust (REIT)	28,563	591,540
Ready Capital Corp. (REIT)	2,000	29,340
Redwood Trust, Inc. (REIT)	40,000	646,000
TPG RE Finance Trust, Inc. (REIT)	16,600	325,360
Western Asset Mortgage Capital Corp. (REIT)	15,200	155,496

		10,228,060

Thrifts & Mortgage Finance (1.2%)
Axos Financial, Inc.*	27,000	781,920
BankFinancial Corp.	11,800	175,466
Bridgewater Bancshares, Inc.*	600	6,186
BSB Bancorp, Inc.*	700	22,988
Capitol Federal Financial, Inc.	77,100	1,029,285
Columbia Financial, Inc.*	23,400	366,678
Dime Community Bancshares, Inc.	14,900	279,077
Entegra Financial Corp.*	400	8,980
ESSA Bancorp, Inc.	1,700	26,180
Essent Group Ltd.*	45,300	1,968,285
Federal Agricultural Mortgage Corp., Class C	4,300	311,449
First Defiance Financial Corp.	800	22,992
Flagstar Bancorp, Inc.	18,900	622,188
FS Bancorp, Inc.	300	15,144
Hingham Institution for Savings	300	51,603
Home Bancorp, Inc.	800	26,600
HomeStreet, Inc.*	12,700	334,645
Impac Mortgage Holdings, Inc.(x)*	1,800	7,056
Kearny Financial Corp.	53,184	684,478
LendingTree, Inc.(x)*	4,500	1,582,020
Luther Burbank Corp.	2,600	26,260
Merchants Bancorp	3,100	66,650
Meridian Bancorp, Inc.	30,100	472,269
Meta Financial Group, Inc.	9,100	179,088
MGIC Investment Corp.*	175,451	2,314,199
Mr Cooper Group, Inc.*	35,761	342,948
NMI Holdings, Inc., Class A*	29,400	760,578
Northfield Bancorp, Inc.	24,658	342,746
Northwest Bancshares, Inc.	51,790	878,876
OceanFirst Financial Corp.	24,343	585,692
Ocwen Financial Corp.*	9,200	16,744
Oritani Financial Corp.	19,394	322,522
PCSB Financial Corp.	700	13,699
PDL Community Bancorp(x)*	200	2,790
PennyMac Financial Services, Inc.	3,000	66,720
Provident Bancorp, Inc.*	300	6,795
Provident Financial Services, Inc.	31,600	818,124
Prudential Bancorp, Inc.	1,400	24,290
Radian Group, Inc.	110,666	2,295,213
Riverview Bancorp, Inc.	2,500	18,275
Southern Missouri Bancorp, Inc.	1,500	46,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sterling Bancorp, Inc.	2,500	$25,350
Territorial Bancorp, Inc.	4,600	123,786
Timberland Bancorp, Inc.	800	22,384
TrustCo Bank Corp.	66,200	513,712
United Community Financial Corp.	8,000	74,800
United Financial Bancorp, Inc.	26,345	378,051
Walker & Dunlop, Inc.	14,500	738,195
Washington Federal, Inc.	42,000	1,213,380
Waterstone Financial, Inc.	1,500	24,690
Western New England Bancorp, Inc.	3,700	34,151
WSFS Financial Corp.	30,071	1,160,741

		22,233,138

Total Financials		209,436,832

Health Care (18.0%)
Biotechnology (8.8%)
Abeona Therapeutics, Inc.(x)*	18,500	136,160
ACADIA Pharmaceuticals, Inc.(x)*	52,200	1,401,570
Acceleron Pharma, Inc.(x)*	22,900	1,066,453
Achillion Pharmaceuticals, Inc.*	56,700	167,832
Acorda Therapeutics, Inc.*	28,100	373,449
Adamas Pharmaceuticals, Inc.(x)*	18,200	129,402
ADMA Biologics, Inc.(x)*	4,900	18,571
Aduro Biotech, Inc.*	41,300	164,374
Adverum Biotechnologies, Inc.(x)*	16,700	87,508
Aeglea BioTherapeutics, Inc.*	300	2,415
Agenus, Inc.(x)*	71,700	212,949
AgeX Therapeutics, Inc.(x)*	3,720	15,066
Aimmune Therapeutics, Inc.(x)*	223,600	4,997,460
Akebia Therapeutics, Inc.*	33,723	276,191
Albireo Pharma, Inc.(x)*	2,000	64,420
Alder Biopharmaceuticals, Inc.(x)*	30,100	410,865
Aldeyra Therapeutics, Inc.(x)*	700	6,321
Alector, Inc.*	3,900	73,008
Allakos, Inc.*	4,800	194,400
Allena Pharmaceuticals, Inc.*	1,300	9,126
Allogene Therapeutics, Inc.(x)*	143,511	4,148,903
AMAG Pharmaceuticals, Inc.*	18,853	242,827
Amicus Therapeutics, Inc.(x)*	89,200	1,213,120
AnaptysBio, Inc.*	8,300	606,315
Anika Therapeutics, Inc.*	8,000	241,920
Apellis Pharmaceuticals, Inc.*	17,000	331,500
Aptinyx, Inc.(x)*	3,000	12,150
Arbutus Biopharma Corp.*	5,800	20,764
Arcus Biosciences, Inc.*	4,600	57,454
Ardelyx, Inc.*	12,600	35,280
Arena Pharmaceuticals, Inc.*	22,240	997,019
ArQule, Inc.(x)*	38,200	182,978
Array BioPharma, Inc.*	92,500	2,255,150
Arrowhead Pharmaceuticals, Inc.(x)*	41,000	752,350
Ascendis Pharma A/S (ADR)*	61,682	7,259,971
Assembly Biosciences, Inc.*	8,900	175,241
Atara Biotherapeutics, Inc.*	19,200	763,200
Athenex, Inc.(x)*	19,800	242,550
Athersys, Inc.(x)*	13,100	19,650
Audentes Therapeutics, Inc.(x)*	15,100	589,202
AVEO Pharmaceuticals, Inc.(x)*	7,000	5,741
Avid Bioservices, Inc.(x)*	12,200	51,850
Avrobio, Inc.*	3,500	77,175
BeiGene Ltd. (ADR)*	37,373	4,933,236
Bellicum Pharmaceuticals, Inc.(x)*	8,800	29,656
BioCryst Pharmaceuticals, Inc.(x)*	49,400	402,116
Biohaven Pharmaceutical Holding Co. Ltd.*	155,175	7,986,857
BioSpecifics Technologies Corp.*	1,300	81,029
BioTime, Inc.(x)*	43,200	56,592
Blueprint Medicines Corp.*	103,927	8,319,356
Calithera Biosciences, Inc.*	7,500	50,550
Calyxt, Inc.(x)*	6,500	114,335
Cara Therapeutics, Inc.(x)*	12,500	245,250
CareDx, Inc.*	15,700	494,864
CASI Pharmaceuticals, Inc.(x)*	13,500	38,745
Catalyst Biosciences, Inc.(x)*	5,200	42,172
Catalyst Pharmaceuticals, Inc.(x)*	42,200	215,220
Celcuity, Inc.*	600	13,146
Cellular Biomedicine Group, Inc.(x)*	1,300	22,490
ChemoCentryx, Inc.*	15,800	219,462
Chimerix, Inc.*	23,300	48,930
Clovis Oncology, Inc.(x)*	20,900	518,738
Cohbar, Inc.(m)(x)*	2,400	7,824
Coherus Biosciences, Inc.(x)*	22,100	301,444
Concert Pharmaceuticals, Inc.*	9,900	119,493
Constellation Pharmaceuticals, Inc.(x)*	1,800	24,390
Corbus Pharmaceuticals Holdings, Inc.(x)*	27,400	190,430
Corvus Pharmaceuticals, Inc.*	1,900	7,638
Crinetics Pharmaceuticals, Inc.(x)*	2,700	61,452
Cue Biopharma, Inc.(x)*	700	5,411
Cytokinetics, Inc.*	24,000	194,160
CytomX Therapeutics, Inc.*	21,200	227,900
Deciphera Pharmaceuticals, Inc.(x)*	6,900	160,149
Denali Therapeutics, Inc.(x)*	21,500	499,230
Dicerna Pharmaceuticals, Inc.*	21,500	314,975
Dynavax Technologies Corp.(x)*	28,960	211,698
Eagle Pharmaceuticals, Inc.*	5,200	262,548
Editas Medicine, Inc.(x)*	21,500	525,675
Eidos Therapeutics, Inc.(x)*	4,400	103,180
Emergent BioSolutions, Inc.*	24,700	1,247,844
Enanta Pharmaceuticals, Inc.*	7,900	754,608
Epizyme, Inc.*	22,700	281,253
Esperion Therapeutics, Inc.(x)*	10,000	401,500
Evelo Biosciences, Inc.(x)*	1,400	11,200
Exact Sciences Corp.(x)*	212,430	18,400,687
Fate Therapeutics, Inc.*	23,700	416,409
Fennec Pharmaceuticals, Inc.*	600	2,910
FibroGen, Inc.*	35,200	1,913,120
Five Prime Therapeutics, Inc.*	15,000	201,000
Flexion Therapeutics, Inc.*	13,000	162,240
Forty Seven, Inc.*	2,600	42,016
G1 Therapeutics, Inc.*	10,600	175,960
Genomic Health, Inc.*	10,100	707,505
Geron Corp.(x)*	72,700	120,682
Global Blood Therapeutics, Inc.(x)*	23,600	1,249,148
GlycoMimetics, Inc.*	10,700	133,322
Gossamer Bio, Inc.*	147,350	3,193,074
Gritstone Oncology, Inc.*	1,200	15,960
Halozyme Therapeutics, Inc.*	59,200	953,120
Heron Therapeutics, Inc.(x)*	35,800	874,952
Homology Medicines, Inc.(x)*	5,800	160,834
Idera Pharmaceuticals, Inc.*	4,087	10,422
ImmunoGen, Inc.*	81,700	221,407
Immunomedics, Inc.(x)*	68,500	1,315,885
Incyte Corp.*	88,020	7,570,600
Inovio Pharmaceuticals, Inc.(x)*	51,600	192,468
Insmed, Inc.*	35,400	1,029,078
Insys Therapeutics, Inc.(x)*	31,300	144,606
Intellia Therapeutics, Inc.(x)*	15,700	268,156
Intercept Pharmaceuticals, Inc.(x)*	10,300	1,152,158
Intrexon Corp.(x)*	48,600	255,636
Invitae Corp.*	214,214	5,016,892
Iovance Biotherapeutics, Inc.*	52,100	495,471
Ironwood Pharmaceuticals, Inc.*	72,800	984,984
Jounce Therapeutics, Inc.*	15,200	94,240
Kadmon Holdings, Inc.(x)*	31,500	83,160
Karyopharm Therapeutics, Inc.(x)*	49,300	287,912
Kezar Life Sciences, Inc.(x)*	3,000	53,220
Kindred Biosciences, Inc.*	7,500	68,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kiniksa Pharmaceuticals Ltd., Class A*	1,600	$28,896
Kura Oncology, Inc.*	10,000	165,900
La Jolla Pharmaceutical Co.(x)*	9,400	60,442
Lexicon Pharmaceuticals, Inc.(x)*	24,742	137,566
Ligand Pharmaceuticals, Inc.*	9,450	1,187,959
MacroGenics, Inc.*	17,300	311,054
Madrigal Pharmaceuticals, Inc.(x)*	31,770	3,979,510
Magenta Therapeutics, Inc.(x)*	3,400	55,998
MannKind Corp.(x)*	112,800	222,216
MediciNova, Inc.(x)*	6,500	53,820
MeiraGTx Holdings plc*	3,100	53,413
Mersana Therapeutics, Inc.*	5,100	26,826
Minerva Neurosciences, Inc.*	18,600	146,196
Mirati Therapeutics, Inc.(x)*	8,500	623,050
Molecular Templates, Inc.*	700	4,067
Momenta Pharmaceuticals, Inc.*	44,900	652,397
Mustang Bio, Inc.*	800	2,728
Myriad Genetics, Inc.*	38,100	1,264,920
NantKwest, Inc.(x)*	3,100	4,898
Natera, Inc.*	9,900	204,138
Neon Therapeutics, Inc.*	1,500	9,690
Neurocrine Biosciences, Inc.*	123,590	10,888,279
NewLink Genetics Corp.(x)*	6,800	13,124
OPKO Health, Inc.(x)*	151,600	395,676
Organovo Holdings, Inc.*	3,600	3,571
Palatin Technologies, Inc.(x)*	12,600	12,351
PDL BioPharma, Inc.*	82,900	308,388
Pfenex, Inc.*	2,300	14,214
Pieris Pharmaceuticals, Inc.*	12,800	42,880
PolarityTE, Inc.(x)*	11,000	117,700
Portola Pharmaceuticals, Inc.(x)*	30,700	1,065,290
Principia Biopharma, Inc.*	1,700	57,800
Progenics Pharmaceuticals, Inc.*	43,900	203,696
Prothena Corp. plc*	16,600	201,358
PTC Therapeutics, Inc.*	24,700	929,708
Puma Biotechnology, Inc.(x)*	12,900	500,391
Ra Pharmaceuticals, Inc.*	7,900	176,960
Radius Health, Inc.*	16,000	319,040
Recro Pharma, Inc.*	7,900	46,294
REGENXBIO, Inc.*	13,200	756,492
Repligen Corp.*	20,900	1,234,772
Replimune Group, Inc.(x)*	2,800	42,616
Retrophin, Inc.*	16,000	362,080
Rhythm Pharmaceuticals, Inc.(x)*	4,600	126,086
Rigel Pharmaceuticals, Inc.*	67,400	173,218
Rocket Pharmaceuticals, Inc.*	8,300	145,582
Rubius Therapeutics, Inc.(x)*	249,762	4,520,692
Sage Therapeutics, Inc.(x)*	47,759	7,596,069
Sangamo Therapeutics, Inc.*	47,800	456,012
Sarepta Therapeutics, Inc.(x)*	67,340	8,026,255
Savara, Inc.(x)*	7,300	53,801
Scholar Rock Holding Corp.(x)*	3,100	58,249
Seres Therapeutics, Inc.(x)*	16,700	114,729
Solid Biosciences, Inc.(x)*	16,900	155,480
Sorrento Therapeutics, Inc.(x)*	52,800	250,800
Spark Therapeutics, Inc.(x)*	14,852	1,691,346
Spectrum Pharmaceuticals, Inc.*	56,000	598,640
Spero Therapeutics, Inc.*	200	2,562
Spring Bank Pharmaceuticals, Inc.(x)*	100	1,049
Stemline Therapeutics, Inc.(x)*	18,100	232,585
Surface Oncology, Inc.*	3,900	18,603
Syndax Pharmaceuticals, Inc.*	3,700	19,425
Synlogic, Inc.*	2,400	18,216
Synthorx, Inc.(x)*	2,300	46,851
Syros Pharmaceuticals, Inc.*	8,100	74,034
T2 Biosystems, Inc.(x)*	16,000	42,080
TG Therapeutics, Inc.(x)*	45,400	365,016
Tocagen, Inc.*	3,100	33,697
Translate Bio, Inc.(x)*	3,700	37,703
Twist Bioscience Corp.*	500	11,590
Tyme Technologies, Inc.(x)*	1,100	1,936
Ultragenyx Pharmaceutical, Inc.(x)*	115,042	7,979,313
UNITY Biotechnology, Inc.(x)*	8,100	65,691
Unum Therapeutics, Inc.(x)*	6,400	28,096
Vanda Pharmaceuticals, Inc.*	21,603	397,495
Veracyte, Inc.*	13,000	325,260
Verastem, Inc.(x)*	38,200	113,072
Vericel Corp.*	13,500	236,385
Viking Therapeutics, Inc.(x)*	30,200	300,188
Voyager Therapeutics, Inc.*	9,300	178,002
Xencor, Inc.*	21,800	677,108
XOMA Corp.(x)*	1,071	13,259
Y-mAbs Therapeutics, Inc.*	500	13,105
Zafgen, Inc.(x)*	6,000	16,440
ZIOPHARM Oncology, Inc.(x)*	73,065	281,300

		170,189,989

Health Care Equipment & Supplies (3.4%)
Accuray, Inc.*	54,867	261,716
AngioDynamics, Inc.*	27,300	624,078
Antares Pharma, Inc.*	52,800	159,984
AtriCure, Inc.*	20,900	559,911
Atrion Corp.	700	615,076
Avanos Medical, Inc.*	25,500	1,088,340
Axogen, Inc.(x)*	19,000	400,140
Axonics Modulation Technologies, Inc.*	1,000	23,950
Cardiovascular Systems, Inc.*	15,100	583,766
Cerus Corp.*	48,200	300,286
CONMED Corp.	12,800	1,064,704
CryoLife, Inc.*	16,300	475,471
CryoPort, Inc.(x)*	11,500	148,580
Cutera, Inc.*	8,800	155,408
CytoSorbents Corp.(x)*	7,900	59,803
ElectroCore, Inc.(x)*	1,700	11,900
Endologix, Inc.*	1,000	6,610
FONAR Corp.*	100	2,047
GenMark Diagnostics, Inc.*	23,100	163,779
Glaukos Corp.*	15,700	1,230,409
Globus Medical, Inc., Class A*	32,700	1,615,707
Haemonetics Corp.*	24,600	2,152,008
Helius Medical Technologies, Inc.(x)*	300	1,998
Heska Corp.*	3,300	280,896
Inogen, Inc.*	69,599	6,637,657
Insulet Corp.(x)*	112,850	10,730,906
Integer Holdings Corp.*	15,100	1,138,842
IntriCon Corp.(x)*	5,700	142,956
Invacare Corp.	20,500	171,585
iRadimed Corp.(x)*	1,600	44,944
iRhythm Technologies, Inc.*	11,200	839,552
Lantheus Holdings, Inc.*	19,300	472,464
LeMaitre Vascular, Inc.	5,400	167,400
LivaNova plc*	23,600	2,295,100
Meridian Bioscience, Inc.	24,400	429,684
Merit Medical Systems, Inc.*	27,375	1,692,596
Natus Medical, Inc.*	16,700	423,846
Neogen Corp.*	27,133	1,557,163
Neuronetics, Inc.*	1,500	22,875
Nevro Corp.*	12,500	781,375
Novocure Ltd.*	33,900	1,632,963
NuVasive, Inc.*	26,800	1,521,972
Nuvectra Corp.*	3,500	38,535
OraSure Technologies, Inc.*	39,600	441,540
Orthofix Medical, Inc.*	12,500	705,125
OrthoPediatrics Corp.*	2,700	119,421

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Oxford Immunotec Global plc*	8,100	$139,563
Penumbra, Inc.*	99,569	14,637,639
Pulse Biosciences, Inc.(x)*	2,200	38,698
Quidel Corp.*	17,900	1,171,913
Rockwell Medical, Inc.(x)*	29,000	165,010
RTI Surgical Holdings, Inc.*	29,800	179,098
SeaSpine Holdings Corp.*	3,800	57,304
Senseonics Holdings, Inc.(x)*	36,200	88,690
SI-BONE, Inc.(x)*	900	16,956
Sientra, Inc.(x)*	8,400	72,072
STAAR Surgical Co.*	19,600	670,124
Surmodics, Inc.*	6,100	265,228
Tactile Systems Technology, Inc.*	8,200	432,304
Tandem Diabetes Care, Inc.*	23,200	1,473,200
TransEnterix, Inc.(x)*	81,500	193,970
Utah Medical Products, Inc.	700	61,775
Vapotherm, Inc.*	700	13,755
Varex Imaging Corp.*	18,300	620,004
ViewRay, Inc.(x)*	30,300	223,917
Wright Medical Group NV*	58,845	1,850,675

		66,366,963

Health Care Providers & Services (2.0%)
AAC Holdings, Inc.(x)*	2,900	5,336
Addus HomeCare Corp.*	2,900	184,411
Amedisys, Inc.*	137,260	16,918,667
American Renal Associates Holdings, Inc.*	9,200	56,488
AMN Healthcare Services, Inc.*	24,800	1,167,832
Apollo Medical Holdings, Inc.*	4,100	75,112
BioScrip, Inc.(x)*	49,300	98,600
BioTelemetry, Inc.*	14,100	882,942
Brookdale Senior Living, Inc.*	88,100	579,698
Capital Senior Living Corp.*	19,900	79,401
Community Health Systems, Inc.(x)*	55,800	208,134
CorVel Corp.*	6,900	450,156
Cross Country Healthcare, Inc.*	19,500	137,085
Diplomat Pharmacy, Inc.*	23,900	138,859
Ensign Group, Inc. (The)	23,400	1,197,846
Genesis Healthcare, Inc.*	26,690	38,434
Guardant Health, Inc.(x)*	69,818	5,355,040
HealthEquity, Inc.*	24,600	1,819,908
LHC Group, Inc.*	14,973	1,659,907
Magellan Health, Inc.*	11,900	784,448
National HealthCare Corp.	6,100	462,868
National Research Corp.	2,000	77,200
Owens & Minor, Inc.	32,950	135,095
Patterson Cos., Inc.	38,700	845,595
PetIQ, Inc.(x)*	8,700	273,267
Providence Service Corp. (The)*	4,900	326,438
Quorum Health Corp.(x)*	2,300	3,220
R1 RCM, Inc.*	47,200	456,424
RadNet, Inc.*	11,200	138,768
Select Medical Holdings Corp.*	50,019	704,768
Surgery Partners, Inc.(x)*	13,500	152,280
Tenet Healthcare Corp.*	39,500	1,139,180
Tivity Health, Inc.*	27,832	488,730
Triple-S Management Corp., Class B*	8,100	184,842
US Physical Therapy, Inc.	6,200	651,186

		37,878,165

Health Care Technology (1.3%)
Allscripts Healthcare Solutions, Inc.*	88,300	842,382
Castlight Health, Inc., Class B*	37,200	139,500
Computer Programs & Systems, Inc.	5,900	175,171
Evolent Health, Inc., Class A(x)*	27,900	350,982
HealthStream, Inc.*	9,900	277,794
HMS Holdings Corp.*	39,200	1,160,712
Inovalon Holdings, Inc., Class A(x)*	30,500	379,115
Inspire Medical Systems, Inc.*	4,300	244,154
Medidata Solutions, Inc.*	26,800	1,962,832
NantHealth, Inc.(x)*	6,000	5,520
NextGen Healthcare Information Systems LLC*	27,800	467,874
Omnicell, Inc.*	17,700	1,430,868
Simulations Plus, Inc.	800	16,888
Tabula Rasa HealthCare, Inc.(x)*	8,200	462,644
Teladoc Health, Inc.(x)*	286,796	15,945,858
Vocera Communications, Inc.(x)*	12,100	382,723

		24,245,017

Life Sciences Tools & Services (1.1%)
Accelerate Diagnostics, Inc.(x)*	12,100	254,342
Cambrex Corp.*	17,900	695,415
ChromaDex Corp.(x)*	1,000	4,190
Codexis, Inc.(x)*	24,000	492,720
Enzo Biochem, Inc.*	4,800	13,104
Fluidigm Corp.*	23,000	305,670
Harvard Bioscience, Inc.*	1,400	6,034
ICON plc*	109,330	14,932,291
Luminex Corp.	28,500	655,785
Medpace Holdings, Inc.*	8,900	524,833
NanoString Technologies, Inc.*	7,500	179,475
NeoGenomics, Inc.*	31,400	642,444
Pacific Biosciences of California, Inc.*	55,400	400,542
Quanterix Corp.(x)*	5,600	144,648
Syneos Health, Inc.*	29,900	1,547,624

		20,799,117

Pharmaceuticals (1.4%)
Aclaris Therapeutics, Inc.(x)*	12,800	76,672
Aerie Pharmaceuticals, Inc.(x)*	17,700	840,750
Akcea Therapeutics, Inc.(x)*	8,700	246,471
Akorn, Inc.*	44,000	154,880
Amneal Pharmaceuticals, Inc.*	39,100	554,047
Amphastar Pharmaceuticals, Inc.*	18,600	379,998
ANI Pharmaceuticals, Inc.*	4,100	289,214
Aquestive Therapeutics, Inc.*	1,900	13,129
Aratana Therapeutics, Inc.*	20,400	73,440
Arvinas, Inc.*	800	11,808
Assertio Therapeutics, Inc.*	30,200	153,114
Collegium Pharmaceutical, Inc.*	12,500	189,250
Corcept Therapeutics, Inc.*	56,200	659,788
Cymabay Therapeutics, Inc.*	20,500	272,240
Dermira, Inc.*	25,100	340,105
Dova Pharmaceuticals, Inc.(x)*	7,600	67,564
Durect Corp.*	200	125
Eloxx Pharmaceuticals, Inc.*	3,600	42,048
Endo International plc*	105,600	847,968
Evolus, Inc.(x)*	10,300	232,471
GW Pharmaceuticals plc (ADR)(x)*	30,215	5,093,343
Horizon Pharma plc*	84,200	2,225,406
Innoviva, Inc.*	33,200	465,796
Intersect ENT, Inc.*	11,600	372,940
Intra-Cellular Therapies, Inc.*	20,000	243,600
Kala Pharmaceuticals, Inc.(x)*	6,000	49,620
Lannett Co., Inc.(x)*	20,000	157,400
Liquidia Technologies, Inc.*	1,200	13,656
Mallinckrodt plc*	38,800	843,512
Marinus Pharmaceuticals, Inc.(x)*	12,400	51,832
Medicines Co. (The)(x)*	36,100	1,008,995
Menlo Therapeutics, Inc.*	3,800	29,830
MyoKardia, Inc.(x)*	14,400	748,656
Ocular Therapeutix, Inc.(x)*	12,800	50,816
Odonate Therapeutics, Inc.(x)*	3,000	66,330
Omeros Corp.(x)*	25,900	449,883
Optinose, Inc.(x)*	11,700	120,510
Pacira Pharmaceuticals, Inc.*	21,300	810,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Paratek Pharmaceuticals, Inc.(x)*	23,700	$127,032
Phibro Animal Health Corp., Class A	6,000	198,000
Prestige Consumer Healthcare, Inc.*	28,700	858,417
Reata Pharmaceuticals, Inc., Class A(x)*	8,800	752,136
resTORbio, Inc.(x)*	3,200	21,824
Revance Therapeutics, Inc.*	209,196	3,296,929
scPharmaceuticals, Inc.(x)*	2,500	7,500
SIGA Technologies, Inc.*	10,400	62,504
Supernus Pharmaceuticals, Inc.*	24,500	858,480
Teligent, Inc.(x)*	9,100	10,556
Tetraphase Pharmaceuticals, Inc.*	3,600	4,824
TherapeuticsMD, Inc.(x)*	78,300	381,321
Theravance Biopharma, Inc.(x)*	26,200	593,954
Tricida, Inc.*	6,500	251,030
Verrica Pharmaceuticals, Inc.*	2,100	22,701
WaVe Life Sciences Ltd.(x)*	9,300	361,305
Zogenix, Inc.(x)*	19,800	1,089,198

		27,145,596

Total Health Care		346,624,847

Industrials (17.4%)
Aerospace & Defense (1.1%)
AAR Corp.	17,100	555,921
Aerojet Rocketdyne Holdings, Inc.*	35,500	1,261,315
Aerovironment, Inc.*	10,000	684,100
Astronics Corp.*	8,500	278,120
Axon Enterprise, Inc.*	27,200	1,479,952
Cubic Corp.	12,600	708,624
Ducommun, Inc.*	700	30,464
Hexcel Corp.	173,205	11,978,858
KeyW Holding Corp. (The)(x)*	5,900	50,858
Kratos Defense & Security Solutions, Inc.*	34,800	543,924
Mercury Systems, Inc.*	22,800	1,461,024
Moog, Inc., Class A	15,100	1,312,945
National Presto Industries, Inc.	1,700	184,535
Triumph Group, Inc.	25,700	489,842
Vectrus, Inc.*	200	5,318
Wesco Aircraft Holdings, Inc.*	13,500	118,665

		21,144,465

Air Freight & Logistics (0.7%)
Air Transport Services Group, Inc.*	27,700	638,485
Atlas Air Worldwide Holdings, Inc.*	12,900	652,224
Echo Global Logistics, Inc.*	12,800	317,184
Expeditors International of Washington, Inc.	131,017	9,944,190
Forward Air Corp.	16,700	1,080,991
Hub Group, Inc., Class A*	20,800	849,680

		13,482,754

Airlines (0.2%)
Allegiant Travel Co.	6,490	840,260
Hawaiian Holdings, Inc.	25,400	666,750
SkyWest, Inc.	23,800	1,292,102
Spirit Airlines, Inc.*	32,400	1,712,664

		4,511,776

Building Products (2.2%)
AAON, Inc.	20,562	949,553
Advanced Drainage Systems, Inc.	18,400	474,168
American Woodmark Corp.*	7,200	594,936
Apogee Enterprises, Inc.	15,900	596,091
Armstrong Flooring, Inc.*	2,100	28,560
Armstrong World Industries, Inc.	187,061	14,856,385
Builders FirstSource, Inc.*	51,300	684,342
Caesarstone Ltd.(x)	5,300	82,733
Continental Building Products, Inc.*	16,400	406,556
CSW Industrials, Inc.*	6,700	383,843
Gibraltar Industries, Inc.*	17,700	718,797
Griffon Corp.	16,300	301,224
Insteel Industries, Inc.	500	10,460
JELD-WEN Holding, Inc.*	31,717	560,122
Lennox International, Inc.	58,800	15,546,720
Masonite International Corp.*	14,400	718,416
NCI Building Systems, Inc.*	9,800	60,368
Patrick Industries, Inc.*	9,900	448,668
PGT Innovations, Inc.*	22,700	314,395
Quanex Building Products Corp.	3,500	55,615
Simpson Manufacturing Co., Inc.	21,200	1,256,524
Trex Co., Inc.*	27,600	1,697,952
Universal Forest Products, Inc.	32,100	959,469

		41,705,897

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	28,400	1,032,340
ACCO Brands Corp.	54,500	466,520
Advanced Disposal Services, Inc.*	40,900	1,145,200
Brady Corp., Class A	26,400	1,225,224
BrightView Holdings, Inc.*	4,100	59,040
Brink’s Co. (The)	26,000	1,960,660
Casella Waste Systems, Inc., Class A*	19,000	675,640
CECO Environmental Corp.(x)*	5,300	38,160
Cimpress NV*	11,200	897,456
Copart, Inc.*	162,132	9,823,578
Covanta Holding Corp.	57,000	986,670
Deluxe Corp.	24,800	1,084,256
Ennis, Inc.	1,500	31,140
Healthcare Services Group, Inc.(x)	34,500	1,138,155
Heritage-Crystal Clean, Inc.*	1,100	30,195
Herman Miller, Inc.	31,000	1,090,580
HNI Corp.	22,100	802,009
Interface, Inc.	37,800	579,096
Kimball International, Inc., Class B	13,500	190,890
Knoll, Inc.	29,700	561,627
LSC Communications, Inc.(x)	1,200	7,836
Matthews International Corp., Class A	17,344	640,861
McGrath RentCorp	10,300	582,671
Mobile Mini, Inc.	24,600	834,924
MSA Safety, Inc.	18,000	1,861,200
Multi-Color Corp.	5,000	249,450
NL Industries, Inc.*	2,500	9,700
PICO Holdings, Inc.*	1,100	10,890
Pitney Bowes, Inc.	88,700	609,369
Quad/Graphics, Inc.	7,600	90,440
RR Donnelley & Sons Co.	9,600	45,312
SP Plus Corp.*	10,700	365,084
Steelcase, Inc., Class A	44,100	641,655
Team, Inc.*	3,500	61,250
Tetra Tech, Inc.	26,000	1,549,340
UniFirst Corp.	7,300	1,120,550
US Ecology, Inc.	13,800	772,524
Viad Corp.	11,100	624,819
VSE Corp.	600	18,948

		33,915,259

Construction & Engineering (1.3%)
Aegion Corp.*	12,800	224,896
Ameresco, Inc., Class A*	3,800	61,484
Argan, Inc.	4,700	234,765
Comfort Systems USA, Inc.	20,900	1,094,951
Dycom Industries, Inc.*	62,960	2,892,383
EMCOR Group, Inc.	29,700	2,170,476
Granite Construction, Inc.	21,421	924,316
Great Lakes Dredge & Dock Corp.*	8,300	73,953
IES Holdings, Inc.*	1,400	24,878
Infrastructure and Energy Alternatives, Inc.*	800	4,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Jacobs Engineering Group, Inc.	185,470	$13,945,489
KBR, Inc.	70,000	1,336,300
MasTec, Inc.(x)*	32,300	1,553,630
MYR Group, Inc.*	1,800	62,334
Northwest Pipe Co.*	800	19,200
NV5 Global, Inc.*	4,400	261,184
Orion Group Holdings, Inc.*	1,700	4,964
Primoris Services Corp.	22,900	473,572
Tutor Perini Corp.(x)*	16,500	282,480
WillScot Corp.*	7,600	84,284

		25,729,731

Electrical Equipment (1.0%)
Allied Motion Technologies, Inc.	600	20,628
AMETEK, Inc.	163,065	13,529,503
Atkore International Group, Inc.*	18,600	400,458
AZZ, Inc.	13,300	544,369
Babcock & Wilcox Enterprises, Inc.(x)*	11,880	4,885
Encore Wire Corp.	12,200	698,084
EnerSys	21,400	1,394,424
Enphase Energy, Inc.(x)*	28,300	261,209
Generac Holdings, Inc.*	29,300	1,501,039
Plug Power, Inc.(x)*	69,800	167,520
Powell Industries, Inc.	500	13,275
Preformed Line Products Co.	300	15,927
Sunrun, Inc.(x)*	40,500	569,430
Thermon Group Holdings, Inc.*	13,800	338,238
TPI Composites, Inc.*	4,000	114,480
Vicor Corp.(x)*	9,000	279,180
Vivint Solar, Inc.(x)*	8,300	41,251

		19,893,900

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	72,730	8,918,152
Raven Industries, Inc.	17,600	675,312

		9,593,464

Machinery (4.9%)
Actuant Corp., Class A	31,200	760,344
Alamo Group, Inc.	5,100	509,694
Albany International Corp., Class A	13,000	930,670
Altra Industrial Motion Corp.	28,693	890,918
Astec Industries, Inc.	11,400	430,464
Barnes Group, Inc.	24,610	1,265,200
Blue Bird Corp.(x)*	3,900	66,027
Briggs & Stratton Corp.	5,100	60,333
Chart Industries, Inc.*	16,200	1,466,424
CIRCOR International, Inc.*	5,800	189,080
Columbus McKinnon Corp.	9,300	319,455
Commercial Vehicle Group, Inc.*	1,600	12,272
DMC Global, Inc.	6,500	322,660
Douglas Dynamics, Inc.	9,400	357,858
Eastern Co. (The)	1,000	27,520
Energy Recovery, Inc.(x)*	5,400	47,142
EnPro Industries, Inc.	9,700	625,165
ESCO Technologies, Inc.	13,600	911,608
Evoqua Water Technologies Corp.*	35,727	449,446
Federal Signal Corp.	27,900	725,121
Franklin Electric Co., Inc.	25,200	1,287,468
FreightCar America, Inc.(x)*	700	4,312
Gardner Denver Holdings, Inc.*	461,844	12,843,882
Gates Industrial Corp. plc*	462,700	6,635,118
Gencor Industries, Inc.*	1,600	19,776
Global Brass & Copper Holdings, Inc.	11,200	385,728
Gorman-Rupp Co. (The)	7,143	242,433
Graham Corp.	1,400	27,482
Greenbrier Cos., Inc. (The)	17,400	560,802
Harsco Corp.*	41,400	834,624
Hillenbrand, Inc.	28,900	1,200,217
Hurco Cos., Inc.	600	24,198
Hyster-Yale Materials Handling, Inc.	6,400	399,104
IDEX Corp.	110,365	16,746,785
John Bean Technologies Corp.	15,100	1,387,539
Kadant, Inc.	5,700	501,372
Kennametal, Inc.	41,200	1,514,100
LB Foster Co., Class A*	1,000	18,820
Lincoln Electric Holdings, Inc.	92,215	7,734,072
Lindsay Corp.	5,100	493,629
Lydall, Inc.*	4,900	114,954
Manitex International, Inc.*	300	2,295
Manitowoc Co., Inc. (The)*	16,100	264,201
Meritor, Inc.*	42,500	864,875
Milacron Holdings Corp.*	31,800	359,976
Miller Industries, Inc.	1,600	49,360
Mueller Industries, Inc.	31,800	996,612
Mueller Water Products, Inc., Class A	75,800	761,032
Navistar International Corp.*	26,600	859,180
NN, Inc.(x)	6,500	48,685
Nordson Corp.	111,350	14,756,102
Omega Flex, Inc.	600	45,480
Park-Ohio Holdings Corp.	500	16,190
Proto Labs, Inc.*	12,300	1,293,222
RBC Bearings, Inc.*	10,700	1,360,719
REV Group, Inc.(x)	7,600	83,220
Rexnord Corp.*	50,600	1,272,084
Spartan Motors, Inc.	1,800	15,894
SPX Corp.*	21,700	754,943
SPX FLOW, Inc.*	18,400	586,960
Standex International Corp.	6,600	484,440
Sun Hydraulics Corp.	12,000	558,120
Tennant Co.	9,200	571,228
Titan International, Inc.	12,700	75,819
TriMas Corp.*	21,100	637,853
Twin Disc, Inc.*	1,200	19,980
Wabash National Corp.	37,700	510,835
Watts Water Technologies, Inc., Class A	13,492	1,090,423
Woodward, Inc.	24,400	2,315,316

		93,998,860

Marine (0.0%)
Costamare, Inc.	8,900	46,280
Matson, Inc.	23,300	840,897
Scorpio Bulkers, Inc.	8,000	30,720

		917,897

Professional Services (1.3%)
Acacia Research Corp.*	5,300	17,278
ASGN, Inc.*	23,100	1,466,619
Barrett Business Services, Inc.	500	38,665
BG Staffing, Inc.	1,300	28,392
CBIZ, Inc.*	25,100	508,024
CoStar Group, Inc.*	24,221	11,297,159
CRA International, Inc.	400	20,216
Exponent, Inc.	27,800	1,604,616
Forrester Research, Inc.	1,700	82,195
Franklin Covey Co.*	900	22,770
FTI Consulting, Inc.*	17,000	1,305,940
GP Strategies Corp.*	800	9,720
Heidrick & Struggles International, Inc.	8,600	329,638
Huron Consulting Group, Inc.*	13,569	640,728
ICF International, Inc.	8,000	608,640
InnerWorkings, Inc.*	900	3,258
Insperity, Inc.	18,500	2,287,710
Kelly Services, Inc., Class A	15,600	344,136
Kforce, Inc.	10,900	382,808
Korn Ferry	26,600	1,191,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mistras Group, Inc.*	1,200	$16,572
Navigant Consulting, Inc.	23,900	465,333
Resources Connection, Inc.	7,300	120,742
TriNet Group, Inc.*	22,600	1,350,124
TrueBlue, Inc.*	28,300	669,012
Upwork, Inc.(x)*	4,300	82,302
WageWorks, Inc.*	17,792	671,826
Willdan Group, Inc.*	1,400	51,898

		25,617,469

Road & Rail (0.9%)
ArcBest Corp.	11,700	360,243
Avis Budget Group, Inc.*	36,400	1,268,904
Covenant Transportation Group, Inc., Class A*	2,500	47,450
Heartland Express, Inc.	23,400	451,152
Hertz Global Holdings, Inc.*	32,000	555,840
Knight-Swift Transportation Holdings, Inc.	365,778	11,953,625
Marten Transport Ltd.	13,666	243,665
PAM Transportation Services, Inc.*	200	9,788
Saia, Inc.*	14,700	898,170
Universal Logistics Holdings, Inc.	2,200	43,296
USA Truck, Inc.*	500	7,220
Werner Enterprises, Inc.	22,400	764,960

		16,604,313

Trading Companies & Distributors (1.5%)
Aircastle Ltd.	24,900	503,976
Applied Industrial Technologies, Inc.	19,000	1,129,930
Beacon Roofing Supply, Inc.*	31,200	1,003,392
BlueLinx Holdings, Inc.(x)*	2,100	55,944
BMC Stock Holdings, Inc.*	28,800	508,896
DXP Enterprises, Inc.*	7,400	288,008
EVI Industries, Inc.(x)	500	19,065
Foundation Building Materials, Inc.*	1,800	17,712
GATX Corp.	17,800	1,359,386
General Finance Corp.*	1,000	9,330
GMS, Inc.*	14,700	222,264
H&E Equipment Services, Inc.	15,200	381,672
Herc Holdings, Inc.*	11,800	459,964
Kaman Corp.	14,300	835,692
Lawson Products, Inc.*	100	3,136
MRC Global, Inc.*	40,700	711,436
NOW, Inc.*	55,900	780,364
Rush Enterprises, Inc., Class A	13,300	556,073
Rush Enterprises, Inc., Class B	600	24,918
SiteOne Landscape Supply, Inc.*	152,447	8,712,346
Systemax, Inc.	3,000	67,920
Textainer Group Holdings Ltd.*	3,600	34,740
Titan Machinery, Inc.*	4,100	63,796
Triton International Ltd.	25,100	780,610
United Rentals, Inc.*	89,080	10,177,390
Univar, Inc.*	2,867	63,533
Veritiv Corp.*	100	2,632
Willis Lease Finance Corp.*	1,000	42,390

		28,816,515

Total Industrials		335,932,300

Information Technology (22.5%)
Communications Equipment (2.2%)
Acacia Communications, Inc.*	12,900	739,815
ADTRAN, Inc.	22,500	308,250
Arista Networks, Inc.*	49,790	15,656,963
CalAmp Corp.*	4,000	50,320
Casa Systems, Inc.*	17,600	146,080
Ciena Corp.*	350,031	13,070,158
Clearfield, Inc.*	400	5,880
Comtech Telecommunications Corp.	9,700	225,234
DASAN Zhone Solutions, Inc.*	200	2,138
Digi International, Inc.*	3,250	41,178
Extreme Networks, Inc.*	50,500	378,245
Finisar Corp.*	55,300	1,281,301
Harmonic, Inc.*	1,400	7,588
Infinera Corp.*	75,000	325,500
InterDigital, Inc.	16,900	1,115,062
KVH Industries, Inc.*	7,100	72,349
Lumentum Holdings, Inc.*	34,719	1,963,012
NETGEAR, Inc.*	17,100	566,352
NetScout Systems, Inc.*	41,200	1,156,484
Plantronics, Inc.	14,600	673,206
Quantenna Communications, Inc.*	15,600	379,548
Ribbon Communications, Inc.*	4,100	21,115
ViaSat, Inc.(x)*	26,300	2,038,250
Viavi Solutions, Inc.*	122,500	1,516,550

		41,740,578

Electronic Equipment, Instruments & Components (2.2%)
Anixter International, Inc.*	14,200	796,762
AVX Corp.	25,300	438,702
Badger Meter, Inc.	12,600	701,064
Bel Fuse, Inc., Class B	400	10,112
Belden, Inc.	22,200	1,192,140
Benchmark Electronics, Inc.	24,300	637,875
CTS Corp.	21,400	628,518
Daktronics, Inc.	5,800	43,210
ePlus, Inc.*	6,600	584,364
Fabrinet*	18,800	984,368
FARO Technologies, Inc.*	6,695	293,978
Fitbit, Inc., Class A*	84,900	502,608
II-VI, Inc.*	29,000	1,079,960
Insight Enterprises, Inc.*	16,000	880,960
Iteris, Inc.*	400	1,668
Itron, Inc.*	16,100	751,065
KEMET Corp.	22,200	376,734
Kimball Electronics, Inc.*	2,400	37,176
Knowles Corp.*	46,700	823,321
Littelfuse, Inc.	68,080	12,423,238
Mesa Laboratories, Inc.	1,600	368,800
Methode Electronics, Inc.	18,800	541,064
MTS Systems Corp.	11,300	615,398
nLight, Inc.*	5,900	131,452
Novanta, Inc.*	86,790	7,353,717
OSI Systems, Inc.*	10,500	919,800
PAR Technology Corp.*	600	14,676
Park Electrochemical Corp.	4,500	70,650
PC Connection, Inc.	2,900	106,343
Plexus Corp.*	13,795	840,805
Rogers Corp.*	8,700	1,382,256
Sanmina Corp.*	31,700	914,545
ScanSource, Inc.*	14,000	501,480
SYNNEX Corp.	20,860	1,989,835
Tech Data Corp.*	17,100	1,751,211
TTM Technologies, Inc.*	53,300	625,209
Vishay Intertechnology, Inc.	61,200	1,130,364
Vishay Precision Group, Inc.*	4,600	157,366

		42,602,794

IT Services (2.2%)
Brightcove, Inc.*	7,200	60,552
CACI International, Inc., Class A*	11,200	2,038,624
Carbonite, Inc.*	10,950	271,669
Cardtronics plc, Class A*	23,500	836,130
Cass Information Systems, Inc.	6,733	318,471
CSG Systems International, Inc.	16,300	689,490
Endurance International Group Holdings, Inc.*	25,500	184,875
Everi Holdings, Inc.*	30,600	321,912
EVERTEC, Inc.	29,400	817,614
Evo Payments, Inc., Class A(x)*	9,700	281,785
Exela Technologies, Inc.*	5,900	19,706

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ExlService Holdings, Inc.*	17,500	$1,050,350
GTT Communications, Inc.(x)*	20,100	697,470
Hackett Group, Inc. (The)	1,900	30,020
I3 Verticals, Inc., Class A*	1,000	24,020
Internap Corp.*	2,000	9,920
Jack Henry & Associates, Inc.	76,379	10,596,822
LiveRamp Holdings, Inc.*	30,976	1,690,360
ManTech International Corp., Class A	14,700	794,094
MAXIMUS, Inc.	30,520	2,166,310
NIC, Inc.	33,195	567,303
Perficient, Inc.*	19,700	539,583
Perspecta, Inc.	67,700	1,368,894
PFSweb, Inc.*	600	3,126
Presidio, Inc.	5,500	81,400
PRGX Global, Inc.*	800	6,336
Science Applications International Corp.	25,160	1,936,062
ServiceSource International, Inc.*	7,700	7,095
Sykes Enterprises, Inc.*	24,228	685,168
Travelport Worldwide Ltd.	57,900	910,767
TTEC Holdings, Inc.	2,700	97,821
Tucows, Inc., Class A(x)*	4,500	365,310
Twilio, Inc., Class A*	98,570	12,733,273
Unisys Corp.(x)*	23,800	277,746
Virtusa Corp.*	15,800	844,510

		43,324,588

Semiconductors & Semiconductor Equipment (4.1%)
ACM Research, Inc., Class A(x)*	800	12,344
Adesto Technologies Corp.(x)*	3,900	23,595
Advanced Energy Industries, Inc.*	19,400	963,792
Advanced Micro Devices, Inc.*	717,980	18,322,850
Alpha & Omega Semiconductor Ltd.*	3,300	37,983
Ambarella, Inc.*	17,500	756,000
Amkor Technology, Inc.*	51,700	441,518
Aquantia Corp.(x)*	4,300	38,958
Axcelis Technologies, Inc.*	14,600	293,752
AXT, Inc.(x)*	300	1,335
Brooks Automation, Inc.	31,600	926,828
Cabot Microelectronics Corp.	13,420	1,502,503
CEVA, Inc.*	8,900	239,944
Cirrus Logic, Inc.*	30,700	1,291,549
Cohu, Inc.	15,777	232,711
Cree, Inc.*	273,750	15,663,975
Diodes, Inc.*	21,300	739,110
Entegris, Inc.	69,200	2,469,748
FormFactor, Inc.*	30,361	488,508
Ichor Holdings Ltd.(x)*	3,500	79,030
Impinj, Inc.(x)*	11,300	189,331
Inphi Corp.*	18,500	809,190
Integrated Device Technology, Inc.*	61,200	2,998,188
Kopin Corp.*	6,950	9,313
Lattice Semiconductor Corp.*	61,900	738,467
MACOM Technology Solutions Holdings, Inc.*	19,793	330,741
MaxLinear, Inc.*	35,756	912,851
Nanometrics, Inc.*	8,450	260,936
NeoPhotonics Corp.*	8,100	50,949
NVE Corp.	850	83,206
PDF Solutions, Inc.*	3,600	44,460
Photronics, Inc.*	32,700	309,015
Power Integrations, Inc.	14,300	1,000,142
Rambus, Inc.*	49,400	516,230
Rudolph Technologies, Inc.*	15,700	357,960
Semtech Corp.*	190,960	9,721,774
Silicon Laboratories, Inc.*	22,500	1,819,350
SMART Global Holdings, Inc.*	9,800	188,160
SunPower Corp.(x)*	21,300	138,663
Synaptics, Inc.*	19,200	763,200
Ultra Clean Holdings, Inc.(x)*	2,900	30,015
Universal Display Corp.(x)	84,780	12,958,623
Veeco Instruments, Inc.*	14,249	154,459
Xperi Corp.	25,500	596,700

		79,507,956

Software (11.0%)
2U, Inc.(x)*	170,241	12,061,575
8x8, Inc.*	43,800	884,760
A10 Networks, Inc.*	7,300	51,757
ACI Worldwide, Inc.*	53,281	1,751,346
Agilysys, Inc.*	10,050	212,758
Alarm.com Holdings, Inc.*	14,500	941,050
Altair Engineering, Inc., Class A*	11,800	434,358
Alteryx, Inc., Class A*	13,800	1,157,406
Amber Road, Inc.*	4,300	37,281
American Software, Inc., Class A	14,600	174,470
Anaplan, Inc.*	8,200	322,752
ANSYS, Inc.*	65,010	11,877,977
Appfolio, Inc., Class A*	7,000	555,800
Aspen Technology, Inc.*	151,889	15,835,947
Asure Software, Inc.(x)*	3,100	18,941
Avalara, Inc.*	12,659	706,246
Avaya Holdings Corp.*	49,400	831,402
Benefitfocus, Inc.(x)*	12,800	633,856
Blackbaud, Inc.	22,800	1,817,844
Blackline, Inc.*	17,000	787,440
Bottomline Technologies DE, Inc.*	19,000	951,710
Box, Inc., Class A*	60,000	1,158,600
Carbon Black, Inc.*	14,100	196,695
ChannelAdvisor Corp.*	2,300	28,014
Cision Ltd.*	25,500	351,135
Cloudera, Inc.*	88,313	966,144
CommVault Systems, Inc.*	20,200	1,307,748
Cornerstone OnDemand, Inc.*	26,300	1,440,714
Coupa Software, Inc.*	25,100	2,283,598
Digimarc Corp.(x)*	1,100	34,518
Domo, Inc., Class B*	7,700	310,541
Ebix, Inc.(x)	13,100	646,747
eGain Corp.*	200	2,090
Ellie Mae, Inc.(x)*	16,800	1,657,992
Envestnet, Inc.*	21,600	1,412,424
Everbridge, Inc.*	12,400	930,124
Five9, Inc.*	25,300	1,336,599
ForeScout Technologies, Inc.*	13,600	569,976
Guidewire Software, Inc.*	111,673	10,850,149
HubSpot, Inc.*	96,451	16,031,121
Instructure, Inc.*	14,800	697,376
j2 Global, Inc.(x)	24,000	2,078,400
LivePerson, Inc.*	27,200	789,344
MicroStrategy, Inc., Class A*	4,000	577,000
Mitek Systems, Inc.*	8,300	101,592
MobileIron, Inc.*	10,400	56,888
Model N, Inc.*	2,500	43,850
Monotype Imaging Holdings, Inc.	25,800	513,162
New Relic, Inc.*	166,804	16,463,555
OneSpan, Inc.*	14,300	274,846
Park City Group, Inc.(x)*	1,400	11,186
Paylocity Holding Corp.*	16,200	1,444,878
Pivotal Software, Inc., Class A*	471,160	9,823,686
Progress Software Corp.	22,850	1,013,854
PROS Holdings, Inc.*	15,050	635,712
Q2 Holdings, Inc.*	17,300	1,198,198
QAD, Inc., Class A	2,400	103,368
Qualys, Inc.*	15,100	1,249,374
Rapid7, Inc.*	17,600	890,736
Rimini Street, Inc.(x)*	600	3,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SailPoint Technologies Holding, Inc.*	449,189	$12,900,708
SecureWorks Corp., Class A*	4,000	73,600
ShotSpotter, Inc.*	200	7,720
Splunk, Inc.*	90,751	11,307,575
SPS Commerce, Inc.*	8,700	922,722
SVMK, Inc.*	18,300	333,243
Tableau Software, Inc., Class A*	120,730	15,366,514
Tenable Holdings, Inc.*	13,700	433,742
TiVo Corp.	68,997	643,052
Trade Desk, Inc. (The), Class A(x)*	83,658	16,560,101
Upland Software, Inc.*	7,300	309,228
Varonis Systems, Inc.*	13,100	781,153
Verint Systems, Inc.*	30,321	1,815,015
Workiva, Inc.*	13,000	659,100
Yext, Inc.*	38,300	837,238
Zendesk, Inc.*	172,700	14,679,500
Zscaler, Inc.*	29,220	2,072,575

		211,234,396

Technology Hardware, Storage & Peripherals (0.8%)
3D Systems Corp.(x)*	56,000	602,560
Avid Technology, Inc.*	2,900	21,605
Cray, Inc.*	24,700	643,435
Diebold Nixdorf, Inc.	34,700	384,129
Electronics For Imaging, Inc.*	23,049	620,018
Immersion Corp.*	9,000	75,870
Pure Storage, Inc., Class A*	580,020	12,638,636
Stratasys Ltd.*	27,900	664,578

		15,650,831

Total Information Technology		434,061,143

Materials (2.6%)
Chemicals (1.7%)
Advanced Emissions Solutions, Inc.(x)	2,100	24,276
AdvanSix, Inc.*	14,600	417,122
AgroFresh Solutions, Inc.(x)*	4,700	15,698
American Vanguard Corp.	8,100	139,482
Balchem Corp.	16,600	1,540,480
Chase Corp.	3,600	333,144
Ferro Corp.*	44,554	843,407
FMC Corp.	82,170	6,312,300
FutureFuel Corp.	900	12,060
GCP Applied Technologies, Inc.*	37,000	1,095,200
HB Fuller Co.	26,900	1,308,416
Ingevity Corp.*	19,600	2,069,956
Innophos Holdings, Inc.	9,100	274,274
Innospec, Inc.	12,300	1,025,205
Koppers Holdings, Inc.*	4,800	124,704
Kraton Corp.*	13,600	437,648
Kronos Worldwide, Inc.	4,600	64,492
Livent Corp.*	69,100	848,548
LSB Industries, Inc.*	5,100	31,824
Minerals Technologies, Inc.	16,000	940,640
PolyOne Corp.	324,001	9,496,469
PQ Group Holdings, Inc.*	5,200	78,884
Quaker Chemical Corp.	7,000	1,402,310
Rayonier Advanced Materials, Inc.(x)	36,100	489,516
Sensient Technologies Corp.	21,900	1,484,601
Stepan Co.	11,600	1,015,232
Trecora Resources*	1,700	15,453
Tredegar Corp.	7,900	127,506
Trinseo SA	21,600	978,480
Tronox Holdings plc, Class A	41,000	539,150
Valhi, Inc.	5,200	12,012

		33,498,489

Construction Materials (0.1%)
Forterra, Inc.(x)*	5,000	21,100
Summit Materials, Inc., Class A(x)*	53,446	848,188
United States Lime & Minerals, Inc.	400	30,848
US Concrete, Inc.(x)*	7,400	306,508

		1,206,644

Containers & Packaging (0.0%)
Greif, Inc., Class A	11,500	474,375
Greif, Inc., Class B	600	29,334
Myers Industries, Inc.	15,800	270,338
UFP Technologies, Inc.*	800	29,920

		803,967

Metals & Mining (0.6%)
AK Steel Holding Corp.(x)*	160,942	442,590
Allegheny Technologies, Inc.*	57,400	1,467,718
Carpenter Technology Corp.	21,800	999,530
Cleveland-Cliffs, Inc.(x)	139,527	1,393,875
Coeur Mining, Inc.*	79,770	325,462
Commercial Metals Co.	64,900	1,108,492
Compass Minerals International, Inc.	16,500	897,105
Gold Resource Corp.	5,200	20,436
Haynes International, Inc.	800	26,264
Hecla Mining Co.	186,521	428,998
Kaiser Aluminum Corp.	8,100	848,313
Materion Corp.	12,600	718,956
Olympic Steel, Inc.	1,000	15,870
Ramaco Resources, Inc.(x)*	4,400	25,520
Ryerson Holding Corp.*	3,700	31,672
Schnitzer Steel Industries, Inc., Class A	13,500	324,000
SunCoke Energy, Inc.*	25,530	216,750
Synalloy Corp.	300	4,560
TimkenSteel Corp.*	11,300	122,718
Universal Stainless & Alloy Products, Inc.*	900	14,913
Warrior Met Coal, Inc.	26,300	799,520
Worthington Industries, Inc.	25,099	936,695

		11,169,957

Paper & Forest Products (0.2%)
Boise Cascade Co.	17,900	479,004
Clearwater Paper Corp.*	4,928	95,997
Louisiana-Pacific Corp.	70,100	1,709,038
Neenah, Inc.	10,100	650,036
PH Glatfelter Co.	10,800	152,496
Schweitzer-Mauduit International, Inc.	16,000	619,520
Verso Corp., Class A*	15,900	340,578

		4,046,669

Total Materials		50,725,726

Real Estate (3.7%)
Equity Real Estate Investment Trusts (REITs) (3.4%)
Acadia Realty Trust (REIT)	38,586	1,052,240
Agree Realty Corp. (REIT)	15,300	1,060,902
Alexander & Baldwin, Inc. (REIT)	38,251	973,105
Alexander’s, Inc. (REIT)	1,000	376,170
American Assets Trust, Inc. (REIT)	16,896	774,851
Americold Realty Trust (REIT)(x)	59,275	1,808,480
Armada Hoffler Properties, Inc. (REIT)	18,700	291,533
Ashford Hospitality Trust, Inc. (REIT)	19,450	92,387
Bluerock Residential Growth REIT, Inc. (REIT)	5,200	56,056
Braemar Hotels & Resorts, Inc. (REIT)	3,200	39,072
BRT Apartments Corp. (REIT)	600	8,328
CareTrust REIT, Inc. (REIT)	35,000	821,100
CatchMark Timber Trust, Inc. (REIT), Class A	8,000	78,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Chatham Lodging Trust (REIT)	22,400	$430,976
Chesapeake Lodging Trust (REIT)	30,620	851,542
Clipper Realty, Inc. (REIT)	3,300	44,187
Community Healthcare Trust, Inc. (REIT)	8,200	294,298
CoreCivic, Inc. (REIT)	56,000	1,089,200
CorEnergy Infrastructure Trust, Inc. (REIT)	1,800	66,150
CorePoint Lodging, Inc. (REIT)	13,850	154,704
Cousins Properties, Inc. (REIT)	203,249	1,963,385
DiamondRock Hospitality Co. (REIT)	94,508	1,023,522
Easterly Government Properties, Inc. (REIT)	28,600	515,086
EastGroup Properties, Inc. (REIT)	17,180	1,917,975
Essential Properties Realty Trust, Inc. (REIT)	16,400	320,128
Farmland Partners, Inc. (REIT)(x)	4,200	26,880
First Industrial Realty Trust, Inc. (REIT)	60,700	2,146,352
Four Corners Property Trust, Inc. (REIT)	31,500	932,400
Franklin Street Properties Corp. (REIT)	65,080	467,925
Front Yard Residential Corp. (REIT)	18,000	166,860
GEO Group, Inc. (The) (REIT)	59,371	1,139,923
Getty Realty Corp. (REIT)	13,664	437,658
Gladstone Commercial Corp. (REIT)	9,700	201,469
Gladstone Land Corp. (REIT)(x)	500	6,325
Global Medical REIT, Inc. (REIT)	2,300	22,586
Global Net Lease, Inc. (REIT)	29,700	561,330
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	24,000	615,360
Healthcare Realty Trust, Inc. (REIT)	59,600	1,913,756
Hersha Hospitality Trust (REIT)	18,932	324,494
Independence Realty Trust, Inc. (REIT)	33,700	363,623
Industrial Logistics Properties Trust (REIT)	32,606	657,663
InfraREIT, Inc. (REIT)	20,777	435,694
Innovative Industrial Properties, Inc. (REIT)(x)	4,200	343,098
Investors Real Estate Trust (REIT)	5,632	337,413
iStar, Inc. (REIT)	38,800	326,696
Jernigan Capital, Inc. (REIT)	5,100	107,304
Kite Realty Group Trust (REIT)	45,782	732,054
Lexington Realty Trust (REIT)	102,545	929,058
LTC Properties, Inc. (REIT)	21,800	998,440
Mack-Cali Realty Corp. (REIT)	46,100	1,023,420
Monmouth Real Estate Investment Corp. (REIT)	33,113	436,429
National Health Investors, Inc. (REIT)	20,200	1,586,710
National Storage Affiliates Trust (REIT)	31,900	909,469
New Senior Investment Group, Inc. (REIT)	24,800	135,160
NexPoint Residential Trust, Inc. (REIT)	8,700	333,558
NorthStar Realty Europe Corp. (REIT)	31,100	539,896
Office Properties Income Trust (REIT)	26,912	743,848
One Liberty Properties, Inc. (REIT)	1,900	55,100
Pebblebrook Hotel Trust (REIT)	67,228	2,088,102
Pennsylvania REIT (REIT)(x)	18,100	113,849
Physicians Realty Trust (REIT)	84,300	1,585,683
Piedmont Office Realty Trust, Inc. (REIT), Class A	60,400	1,259,340
PotlatchDeltic Corp. (REIT)	33,736	1,274,883
Preferred Apartment Communities, Inc. (REIT), Class A	17,000	251,940
PS Business Parks, Inc. (REIT)	10,220	1,602,803
QTS Realty Trust, Inc. (REIT), Class A	24,400	1,097,756
Retail Opportunity Investments Corp. (REIT)	51,500	893,010
Rexford Industrial Realty, Inc. (REIT)	42,900	1,536,249
RLJ Lodging Trust (REIT)	80,687	1,417,671
RPT Realty (REIT)	48,260	579,603
Ryman Hospitality Properties, Inc. (REIT)	20,716	1,703,684
Sabra Health Care REIT, Inc. (REIT)	93,943	1,829,070
Safehold, Inc. (REIT)(x)	600	13,086
Saul Centers, Inc. (REIT)	4,900	251,713
Seritage Growth Properties (REIT), Class A(x)	13,000	577,720
Spirit MTA REIT (REIT)	9,400	61,006
STAG Industrial, Inc. (REIT)	49,700	1,473,605
Summit Hotel Properties, Inc. (REIT)	47,700	544,257
Sunstone Hotel Investors, Inc. (REIT)	110,114	1,585,642
Tanger Factory Outlet Centers, Inc. (REIT)	43,300	908,434
Terreno Realty Corp. (REIT)	25,500	1,072,020
Tier REIT, Inc. (REIT)	24,900	713,634
UMH Properties, Inc. (REIT)	5,400	76,032
Universal Health Realty Income Trust (REIT)	7,650	579,182
Urban Edge Properties (REIT)	48,700	925,300
Urstadt Biddle Properties, Inc. (REIT), Class A	13,070	269,765
Washington Prime Group, Inc. (REIT)(x)	97,000	548,050
Washington REIT (REIT)	36,700	1,041,546
Whitestone REIT (REIT)	5,400	64,908
Xenia Hotels & Resorts, Inc. (REIT)	59,700	1,308,027

		65,309,458

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA*	2,100	49,707
Consolidated-Tomoka Land Co.	400	23,620
Cushman & Wakefield plc*	21,300	379,140
Forestar Group, Inc.*	6,749	116,690
FRP Holdings, Inc.*	2,500	118,925
HFF, Inc., Class A	21,500	1,026,625
Kennedy-Wilson Holdings, Inc.	58,103	1,242,823
Marcus & Millichap, Inc.*	9,200	374,716
Maui Land & Pineapple Co., Inc.*	2,200	25,146
Newmark Group, Inc., Class A	72,640	605,818
RE/MAX Holdings, Inc., Class A	7,600	292,904
Redfin Corp.(x)*	42,273	856,874
RMR Group, Inc. (The), Class A	2,035	124,094
St Joe Co. (The)*	1,600	26,384
Stratus Properties, Inc.*	200	5,282
Tejon Ranch Co.*	4,300	75,680
Transcontinental Realty Investors, Inc.*	100	3,124

		5,347,552

Total Real Estate		70,657,010

Utilities (1.8%)
Electric Utilities (0.6%)
ALLETE, Inc.	24,100	1,981,743
El Paso Electric Co.	20,500	1,205,810
IDACORP, Inc.	23,400	2,329,236
MGE Energy, Inc.	17,800	1,209,866
Otter Tail Corp.	18,200	906,724

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
PNM Resources, Inc.	40,300	$1,907,802
Portland General Electric Co.	42,600	2,208,384
Spark Energy, Inc., Class A	1,300	11,583

		11,761,148

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	8,040	733,329
New Jersey Resources Corp.	40,300	2,006,537
Northwest Natural Holding Co.	13,500	886,005
ONE Gas, Inc.	23,600	2,101,108
RGC Resources, Inc.	100	2,651
South Jersey Industries, Inc.	40,900	1,311,663
Southwest Gas Holdings, Inc.	26,300	2,163,438
Spire, Inc.	22,500	1,851,525

		11,056,256

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	7,400	18,648
Clearway Energy, Inc., Class A	2,600	37,804
Clearway Energy, Inc., Class C	34,592	522,685
Ormat Technologies, Inc.	19,200	1,058,880
Pattern Energy Group, Inc., Class A	37,300	820,600
TerraForm Power, Inc., Class A	34,500	474,030

		2,932,647

Multi-Utilities (0.3%)
Avista Corp.	32,500	1,320,150
Black Hills Corp.	26,200	1,940,634
NorthWestern Corp.	22,891	1,611,755
Unitil Corp.	6,200	335,854

		5,208,393

Water Utilities (0.2%)
American States Water Co.	17,500	1,247,750
AquaVenture Holdings Ltd.*	900	17,415
Artesian Resources Corp., Class A	200	7,454
Cadiz, Inc.(x)*	1,800	17,424
California Water Service Group	23,000	1,248,440
Connecticut Water Service, Inc.	5,200	356,980
Consolidated Water Co. Ltd.	500	6,435
Global Water Resources, Inc.	1,500	14,715
Middlesex Water Co.	11,000	615,890
Pure Cycle Corp.*	300	2,958
SJW Group	11,000	679,140
York Water Co. (The)	300	10,296

		4,224,897

Total Utilities		35,183,341

Total Common Stocks (98.7%) (Cost $1,257,048,700)		1,902,567,035

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	56,900	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	18,100	7,100

Total Consumer Staples		7,100

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	8,400	1,635

Total Financials		1,635

Health Care (0.0%)
Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

Total Health Care		—

Total Rights (0.0%) (Cost $20,285)		8,735

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.7%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $11,005,240, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $11,220,002.(xx)	$11,000,000	11,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $4,615,224, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $4,706,529.(xx)	4,614,244	4,614,244
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $200,043, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $214,271.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $1,020,000.(xx)	1,000,000	1,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $17,007,999, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/15/19-2/15/45; total market value $17,340,002.(xx)	17,000,000	17,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $5,002,353, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.875%, maturing 6/20/19-8/15/47; total market value $5,100,004.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $5,002,469, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $5,561,008.(xx)	$5,000,000	$5,000,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $9,004,445, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $10,009,815.(xx)	9,000,000	9,000,000

Total Repurchase Agreements		52,814,244

Total Short-Term Investments (2.7%) (Cost $52,814,244)		52,814,244

Total Investments in Securities (101.4%) (Cost $1,309,883,229)		1,955,390,014
Other Assets Less Liabilities (-1.4%)		(26,793,527)

Net Assets (100%)		$1,928,596,487

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $7,824 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $169,919,851. This was collateralized by $122,590,820 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $52,814,244 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	129	6/2019	USD	9,957,510	(87,145)

					(87,145)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$30,434,502	$—	$—		$30,434,502
Consumer Discretionary	309,944,115	—	—		309,944,115
Consumer Staples	25,899,306	—	—		25,899,306
Energy	53,667,913	—	—		53,667,913
Financials	209,436,832	—	—		209,436,832
Health Care	346,624,847	—	—		346,624,847
Industrials	335,879,862	52,438	—		335,932,300
Information Technology	434,061,143	—	—		434,061,143
Materials	50,725,726	—	—		50,725,726
Real Estate	70,657,010	—	—		70,657,010
Utilities	35,183,341	—	—		35,183,341
Rights
Communication Services	—	—	—	(a)	—	(a)
Consumer Staples	—	—	7,100		7,100
Financials	—	—	1,635		1,635
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Repurchase Agreements	—	52,814,244	—		52,814,244

Total Assets	$1,902,514,597	$52,866,682	$8,735		$1,955,390,014

Liabilities:
Futures	$(87,145)	$—	$—		$(87,145)

Total Liabilities	$(87,145)	$—	$—		$(87,145)

Total	$1,902,427,452	$52,866,682	$8,735		$1,955,302,869

(a)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$763,131,364
Aggregate gross unrealized depreciation	(122,831,580)

Net unrealized appreciation	$640,299,784

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,315,003,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.0%)
Entertainment (2.3%)
Walt Disney Co. (The)	73,912	$8,206,449

Interactive Media & Services (8.7%)
Alphabet, Inc., Class A*	3,847	4,527,496
Alphabet, Inc., Class C*	9,643	11,314,228
Facebook, Inc., Class A*	96,873	16,147,761

		31,989,485

Media (2.0%)
Comcast Corp., Class A	182,932	7,313,621

Total Communication Services		47,509,555

Consumer Discretionary (13.9%)
Hotels, Restaurants & Leisure (2.7%)
Chipotle Mexican Grill, Inc.*	7,760	5,512,006
Yum China Holdings, Inc.	99,702	4,477,617

		9,989,623

Internet & Direct Marketing Retail (8.6%)
Alibaba Group Holding Ltd. (ADR)*	30,660	5,593,917
Amazon.com, Inc.*	12,522	22,298,551
GrubHub, Inc.(x)*	52,980	3,680,521

		31,572,989

Specialty Retail (2.6%)
Advance Auto Parts, Inc.	14,190	2,419,821
Home Depot, Inc. (The)	35,635	6,838,000

		9,257,821

Total Consumer Discretionary		50,820,433

Consumer Staples (5.9%)
Beverages (3.2%)
Anheuser-Busch InBev SA/NV (ADR)	82,774	6,950,533
Coca-Cola Co. (The)	96,618	4,527,519

		11,478,052

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	26,177	6,338,499

Food Products (1.0%)
McCormick & Co., Inc. (Non-Voting)	24,659	3,714,385

Total Consumer Staples		21,530,936

Energy (1.7%)
Energy Equipment & Services (0.9%)
Schlumberger Ltd.	78,955	3,440,070

Oil, Gas & Consumable Fuels (0.8%)
Pioneer Natural Resources Co.	19,529	2,973,876

Total Energy		6,413,946

Financials (5.0%)
Capital Markets (3.4%)
BlackRock, Inc.	12,659	5,410,077
Charles Schwab Corp. (The)	164,798	7,046,762

		12,456,839

Consumer Finance (1.6%)
American Express Co.	54,172	5,921,000

Total Financials		18,377,839

Health Care (12.9%)
Biotechnology (4.3%)
Alexion Pharmaceuticals, Inc.*	45,117	6,098,916
Biogen, Inc.*	21,636	5,114,318
BioMarin Pharmaceutical, Inc.*	41,720	3,705,987
Regeneron Pharmaceuticals, Inc.*	2,243	921,021

		15,840,242

Health Care Providers & Services (2.7%)
UnitedHealth Group, Inc.	39,805	9,842,184

Life Sciences Tools & Services (2.3%)
Thermo Fisher Scientific, Inc.	30,477	8,342,165

Pharmaceuticals (3.6%)
Johnson & Johnson	35,027	4,896,424
Zoetis, Inc.	82,737	8,329,134

		13,225,558

Total Health Care		47,250,149

Industrials (8.5%)
Air Freight & Logistics (1.5%)
United Parcel Service, Inc., Class B	47,958	5,358,827

Industrial Conglomerates (2.3%)
Honeywell International, Inc.	52,770	8,386,208

Machinery (1.2%)
Caterpillar, Inc.	32,490	4,402,070

Professional Services (1.5%)
IHS Markit Ltd.*	99,733	5,423,481

Trading Companies & Distributors (2.0%)
WW Grainger, Inc.	24,710	7,435,980

Total Industrials		31,006,566

Information Technology (31.4%)
IT Services (8.0%)
Akamai Technologies, Inc.*	97,466	6,989,287
PayPal Holdings, Inc.*	76,523	7,946,148
Visa, Inc., Class A	92,591	14,461,788

		29,397,223

Semiconductors & Semiconductor Equipment (4.2%)
NVIDIA Corp.	21,730	3,901,839
QUALCOMM, Inc.	99,110	5,652,243
Texas Instruments, Inc.	54,976	5,831,304

		15,385,386

Software (16.8%)
Adobe, Inc.*	38,109	10,155,668
Microsoft Corp.	137,437	16,209,320
Nutanix, Inc., Class A(x)*	107,650	4,062,711
Oracle Corp.	147,880	7,942,635
Palo Alto Networks, Inc.*	27,980	6,795,782
Red Hat, Inc.*	29,986	5,478,442
Splunk, Inc.*	50,470	6,288,562
VMware, Inc., Class A	25,741	4,646,508

		61,579,628

Technology Hardware, Storage & Peripherals (2.4%)
Apple, Inc.	45,501	8,642,915

Total Information Technology		115,005,152

Materials (3.4%)
Chemicals (3.4%)
Ecolab, Inc.	38,128	6,731,117
Linde plc	32,700	5,752,911

Total Materials		12,484,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
wEquinix, Inc. (REIT)	14,580	$6,607,073

Total Real Estate		6,607,073

Total Common Stocks (97.5%) (Cost $234,179,739)		357,005,677

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	87,988	88,014

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.5%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,742,942, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,777,423.(xx)	$1,742,572	1,742,572

Total Short-Term Investments (0.5%) (Cost $1,830,586)		1,830,586

Total Investments in Securities (98.0%) (Cost $236,010,325)		358,836,263
Other Assets Less Liabilities (2.0%)		7,253,622

Net Assets (100%)		$366,089,885

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $4,854,115. This was collateralized by $3,153,528 of various U.S. Government Treasury Securities, ranging from 0.125% - 8.750%, maturing 8/15/19-5/15/48 and by cash of $1,742,572 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$47,509,555	$—	$—	$47,509,555
Consumer Discretionary	50,820,433	—	—	50,820,433
Consumer Staples	21,530,936	—	—	21,530,936
Energy	6,413,946	—	—	6,413,946
Financials	18,377,839	—	—	18,377,839
Health Care	47,250,149	—	—	47,250,149
Industrials	31,006,566	—	—	31,006,566
Information Technology	115,005,152	—	—	115,005,152
Materials	12,484,028	—	—	12,484,028
Real Estate	6,607,073	—	—	6,607,073
Short-Term Investments
Investment Company	88,014	—	—	88,014
Repurchase Agreement	—	1,742,572	—	1,742,572

Total Assets	$357,093,691	$1,742,572	$—	$358,836,263

Total Liabilities	$—	$—	$—	$—

Total	$357,093,691	$1,742,572	$—	$358,836,263

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,472,773
Aggregate gross unrealized depreciation	(7,138,142)

Net unrealized appreciation	$121,334,631

Federal income tax cost of investments in securities and derivative instruments, if applicable	$237,501,632

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A
4.950%, 1/15/23		$102,122	$105,829

Total Asset-Backed Security			105,829

Convertible Bonds (0.6%)
Energy (0.2%)
Energy Equipment & Services (0.2%)
Weatherford International Ltd.
5.875%, 7/1/21(x)		3,200,000	2,583,922

Total Energy			2,583,922

Health Care (0.4%)
Pharmaceuticals (0.4%)
Bayer Capital Corp. BV
5.625%, 11/22/19(x)§	EUR	5,000,000	3,993,430

Total Health Care			3,993,430

Total Convertible Bonds			6,577,352

Corporate Bonds (27.4%)
Communication Services (3.6%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.000%, 2/15/22		$100,000	100,309
3.800%, 3/15/22		100,000	102,533
3.000%, 6/30/22		75,000	75,116
4.450%, 4/1/24		150,000	157,675
3.950%, 1/15/25		100,000	102,035
3.400%, 5/15/25		250,000	248,109
4.350%, 3/1/29		150,000	152,853
CCO Holdings LLC
5.125%, 2/15/23		2,000,000	2,035,000
5.750%, 1/15/24		1,000,000	1,026,300
5.500%, 5/1/26§		900,000	927,000
5.125%, 5/1/27§		1,700,000	1,710,710
Telefonica Emisiones SA
4.570%, 4/27/23		150,000	158,358
Verizon Communications, Inc.
2.450%, 11/1/22		200,000	198,027
3.376%, 2/15/25		249,000	251,669
4.125%, 3/16/27		250,000	261,446

			7,507,140

Entertainment (0.4%)
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26		600,000	541,500
NBCUniversal Media LLC
4.375%, 4/1/21		300,000	309,935
Netflix, Inc.
4.375%, 11/15/26		1,000,000	981,300
4.875%, 4/15/28		2,500,000	2,475,000
TWDC Enterprises 18 Corp.
2.300%, 2/12/21		105,000	104,550
2.550%, 2/15/22		250,000	249,884
Viacom, Inc.
4.250%, 9/1/23		100,000	103,856
Walt Disney Co. (The)
3.000%, 9/15/22§		150,000	151,591
Warner Media LLC
3.550%, 6/1/24		200,000	201,867

			5,119,483

Media (1.2%)
CBS Corp.
3.375%, 3/1/22		200,000	201,869
Charter Communications Operating LLC
3.579%, 7/23/20		350,000	352,485
4.908%, 7/23/25		100,000	105,540
4.200%, 3/15/28		150,000	148,710
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		25,000	30,683
Comcast Corp.
3.375%, 8/15/25		250,000	253,357
3.300%, 2/1/27		150,000	149,495
4.150%, 10/15/28		150,000	157,712
Discovery Communications LLC
2.950%, 3/20/23		250,000	247,709
3.900%, 11/15/24§		150,000	151,499
DISH DBS Corp.
5.000%, 3/15/23		5,600,000	5,047,280
Interpublic Group of Cos., Inc. (The)
4.200%, 4/15/24		150,000	154,126
Omnicom Group, Inc.
3.600%, 4/15/26		150,000	148,175
Time Warner Cable LLC
4.000%, 9/1/21		100,000	101,320
Univision Communications, Inc.
5.125%, 5/15/23§		7,000,000	6,632,500
WPP Finance 2010
3.750%, 9/19/24		100,000	98,178

			13,980,638

Wireless Telecommunication Services (1.3%)
Sprint Communications, Inc.
7.000%, 8/15/20		1,000,000	1,033,750
11.500%, 11/15/21		2,500,000	2,887,500
6.000%, 11/15/22		2,500,000	2,528,250
Sprint Corp.
7.875%, 9/15/23		4,700,000	4,923,250
7.625%, 3/1/26		1,000,000	1,013,500
Sprint Spectrum Co. LLC
5.152%, 3/20/28§		1,500,000	1,524,375
Vodafone Group plc
2.950%, 2/19/23		150,000	148,358
4.375%, 5/30/28		150,000	152,540

			14,211,523

Total Communication Services			40,818,784

Consumer Discretionary (1.2%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24		75,000	77,085

Automobiles (0.3%)
Ford Motor Co.
4.346%, 12/8/26(x)		2,150,000	1,989,989
General Motors Co.
5.150%, 4/1/38		2,000,000	1,825,991

			3,815,980

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.
3.950%, 10/15/20		150,000	152,633
Golden Nugget, Inc.
6.750%, 10/15/24§		300,000	301,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Marriott International, Inc.
Series N
3.125%, 10/15/21	$250,000	$250,919
McDonald’s Corp.
3.625%, 5/20/21	150,000	152,966
3.700%, 1/30/26	200,000	206,481
Wynn Las Vegas LLC
5.500%, 3/1/25§	2,000,000	1,970,000
5.250%, 5/15/27§	1,000,000	945,000

		3,979,499

Household Durables (0.3%)
Newell Brands, Inc.
3.850%, 4/1/23	80,000	79,141
Shea Homes LP
5.875%, 4/1/23§	3,000,000	2,955,000

		3,034,141

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
3.600%, 11/28/24(x)	200,000	204,295
Amazon.com, Inc.
3.300%, 12/5/21(x)	150,000	153,314
2.800%, 8/22/24	300,000	300,894
Booking Holdings, Inc.
2.750%, 3/15/23	250,000	248,287
eBay, Inc.
3.250%, 10/15/20	50,000	50,244
2.600%, 7/15/22	100,000	98,588
QVC, Inc.
4.850%, 4/1/24	50,000	51,092

		1,106,714

Multiline Retail (0.0%)
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	150,000	151,146

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	100,000	101,375
Home Depot, Inc. (The)
1.800%, 6/5/20	200,000	198,468
2.625%, 6/1/22	115,000	115,500
2.125%, 9/15/26	50,000	47,250
2.800%, 9/14/27	150,000	147,461
Lowe’s Cos., Inc.
2.500%, 4/15/26	95,000	89,298
3.100%, 5/3/27	200,000	193,620

		892,972

Total Consumer Discretionary		13,057,537

Consumer Staples (1.1%)
Beverages (0.2%)
Anheuser-Busch Cos. LLC
3.650%, 2/1/26§	175,000	175,550
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23	200,000	202,153
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	250,000	266,140
Coca-Cola Co. (The)
3.150%, 11/15/20	100,000	100,977
3.200%, 11/1/23	200,000	205,676
Constellation Brands, Inc.
3.700%, 12/6/26	150,000	149,065
Keurig Dr Pepper, Inc.
4.597%, 5/25/28§	250,000	260,191
Molson Coors Brewing Co.
3.000%, 7/15/26	200,000	189,135
PepsiCo, Inc.
1.850%, 4/30/20	200,000	198,593
2.750%, 3/5/22	150,000	151,345
3.600%, 3/1/24	250,000	261,112

		2,159,937

Food & Staples Retailing (0.1%)
Costco Wholesale Corp.
2.250%, 2/15/22	85,000	84,445
Kroger Co. (The)
2.950%, 11/1/21(x)	150,000	149,974
Sysco Corp.
2.600%, 10/1/20	40,000	39,861
2.500%, 7/15/21	25,000	24,823
3.250%, 7/15/27	250,000	244,426
Walgreen Co.
3.100%, 9/15/22	150,000	150,842
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	200,000	203,552
Walmart, Inc.
3.625%, 7/8/20	100,000	101,359
3.300%, 4/22/24	100,000	102,980
3.700%, 6/26/28	350,000	367,657

		1,469,919

Food Products (0.4%)
Campbell Soup Co.
4.150%, 3/15/28	150,000	148,615
Conagra Brands, Inc.
4.850%, 11/1/28(x)	150,000	157,560
General Mills, Inc.
4.200%, 4/17/28(x)	150,000	155,642
JM Smucker Co. (The)
3.000%, 3/15/22	180,000	180,629
Kellogg Co.
3.250%, 4/1/26	150,000	145,627
Kraft Heinz Foods Co.
2.800%, 7/2/20	250,000	249,508
3.000%, 6/1/26	200,000	186,424
4.625%, 1/30/29	1,500,000	1,539,316
Mead Johnson Nutrition Co.
4.125%, 11/15/25	100,000	105,472
Post Holdings, Inc.
5.000%, 8/15/26§	1,000,000	970,000
Tyson Foods, Inc.
4.500%, 6/15/22	100,000	104,717
Unilever Capital Corp.
2.000%, 7/28/26	150,000	140,231

		4,083,741

Household Products (0.0%)
Clorox Co. (The)
3.050%, 9/15/22	150,000	151,805
3.500%, 12/15/24	100,000	103,599
Procter & Gamble Co. (The)
2.450%, 11/3/26(x)	250,000	243,720

		499,124

Tobacco (0.4%)
Altria Group, Inc.
2.850%, 8/9/22	200,000	199,070
4.000%, 1/31/24	100,000	102,559
4.800%, 2/14/29	150,000	154,746
BAT Capital Corp.
3.222%, 8/15/24	250,000	243,965
3.557%, 8/15/27	3,000,000	2,835,495
Philip Morris International, Inc.
2.500%, 8/22/22	100,000	99,135
3.600%, 11/15/23	50,000	51,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Reynolds American, Inc.
4.450%, 6/12/25	$250,000	$256,634

		3,942,953

Total Consumer Staples		12,155,674

Energy (4.2%)
Energy Equipment & Services (1.0%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	90,000	87,513
Halliburton Co.
3.250%, 11/15/21	100,000	101,102
3.800%, 11/15/25	30,000	30,627
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	147,245
Weatherford International Ltd.
5.125%, 9/15/20	1,500,000	1,320,900
7.750%, 6/15/21(x)	4,000,000	3,580,000
4.500%, 4/15/22(x)	5,750,000	4,041,100
8.250%, 6/15/23	2,400,000	1,698,000

		11,006,487

Oil, Gas & Consumable Fuels (3.2%)
BP Capital Markets America, Inc.
4.500%, 10/1/20	100,000	102,686
3.224%, 4/14/24	250,000	252,672
4.234%, 11/6/28	150,000	160,355
BP Capital Markets plc
3.814%, 2/10/24	250,000	259,947
Calumet Specialty Products Partners LP
6.500%, 4/15/21(x)	2,000,000	1,960,000
7.625%, 1/15/22(x)	2,000,000	1,872,500
Canadian Natural Resources Ltd.
3.850%, 6/1/27	250,000	250,203
Chesapeake Energy Corp.
6.125%, 2/15/21	2,000,000	2,052,500
7.000%, 10/1/24(x)	1,000,000	997,500
8.000%, 1/15/25(x)	8,500,000	8,675,100
8.000%, 6/15/27(x)	5,400,000	5,319,000
Chevron Corp.
2.355%, 12/5/22	150,000	148,943
3.191%, 6/24/23	150,000	153,672
2.954%, 5/16/26	250,000	250,520
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	197,829
Devon Energy Corp.
4.000%, 7/15/21	100,000	101,800
Ecopetrol SA
5.375%, 6/26/26	150,000	161,250
Enable Midstream Partners LP
3.900%, 5/15/24(e)	150,000	148,491
Enbridge Energy Partners LP
5.875%, 10/15/25	100,000	113,551
Enbridge, Inc.
3.700%, 7/15/27	150,000	149,967
Energy Transfer Operating LP
4.650%, 6/1/21	150,000	154,985
3.600%, 2/1/23	100,000	100,706
4.050%, 3/15/25	100,000	101,474
Enterprise Products Operating LLC
4.050%, 2/15/22	200,000	206,603
3.350%, 3/15/23	150,000	151,996
EOG Resources, Inc.
4.100%, 2/1/21	100,000	102,357
4.150%, 1/15/26	150,000	159,606
EQT Corp.
4.875%, 11/15/21	50,000	51,776
Equinor ASA
2.900%, 11/8/20	200,000	201,010
2.750%, 11/10/21	150,000	150,713
Exxon Mobil Corp.
2.397%, 3/6/22	150,000	149,939
3.176%, 3/15/24	150,000	154,668
HighPoint Operating Corp.
7.000%, 10/15/22	500,000	472,500
8.750%, 6/15/25	3,500,000	3,325,000
Husky Energy, Inc.
4.000%, 4/15/24	50,000	51,064
Kinder Morgan Energy Partners LP
4.300%, 5/1/24	150,000	156,285
Kinder Morgan, Inc.
5.625%, 11/15/23§	2,100,000	2,306,914
7.750%, 1/15/32	1,700,000	2,210,233
Marathon Oil Corp.
2.800%, 11/1/22	100,000	98,840
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	52,041
3.625%, 9/15/24	150,000	148,031
MPLX LP
4.500%, 7/15/23	100,000	105,063
4.875%, 6/1/25	100,000	106,619
Noble Energy, Inc.
4.150%, 12/15/21	150,000	153,593
Occidental Petroleum Corp.
2.700%, 2/15/23	200,000	199,551
ONEOK, Inc.
4.000%, 7/13/27	200,000	200,379
Petroleos Mexicanos
4.875%, 1/24/22	250,000	252,127
5.375%, 3/13/22	350,000	357,266
4.250%, 1/15/25	100,000	93,850
4.500%, 1/23/26(x)	150,000	138,720
6.875%, 8/4/26	150,000	156,345
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	101,000
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	250,000	274,445
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	154,749
Total Capital International SA
2.700%, 1/25/23	200,000	200,280
Total Capital SA
4.125%, 1/28/21	250,000	257,104
TransCanada PipeLines Ltd.
3.800%, 10/1/20	100,000	101,457
4.875%, 1/15/26	120,000	129,644
Williams Cos., Inc. (The)
4.125%, 11/15/20	100,000	101,639
4.300%, 3/4/24	150,000	155,921

		37,074,979

Total Energy		48,081,466

Financials (5.6%)
Banks (3.8%)
Australia & New Zealand Banking Group Ltd.
2.250%, 11/9/20(x)	250,000	248,096
Banco Santander SA
3.500%, 4/11/22	200,000	201,873
4.379%, 4/12/28	200,000	201,526
Bank of America Corp.
3.300%, 1/11/23	150,000	151,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)	$483,000	$481,209
4.125%, 1/22/24	100,000	104,573
4.000%, 4/1/24	350,000	364,090
4.000%, 1/22/25	250,000	254,435
3.500%, 4/19/26	200,000	201,273
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	250,000	253,593
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	150,000	150,253
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	2,112,000	2,067,711
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	150,000	152,590
Series AA
(ICE LIBOR USD 3 Month + 3.90%), 6.100%, 3/17/25(k)(y)	1,000,000	1,051,250
Series L
2.250%, 4/21/20	300,000	298,348
Series U
(ICE LIBOR USD 3 Month + 3.14%), 5.200%, 6/1/23(k)(y)	300,000	299,250
Series X
(ICE LIBOR USD 3 Month + 3.71%), 6.250%, 9/5/24(k)(y)	500,000	526,875
Bank of Montreal
2.350%, 9/11/22	150,000	147,967
Bank of Nova Scotia (The)
2.450%, 3/22/21	250,000	248,569
4.500%, 12/16/25	100,000	103,897
Barclays Bank plc
5.140%, 10/14/20	100,000	102,822
Barclays plc
3.684%, 1/10/23	250,000	249,489
4.375%, 1/12/26	200,000	201,689
BB&T Corp.
2.050%, 5/10/21	150,000	147,780
BNP Paribas SA
3.250%, 3/3/23	100,000	101,010
4.250%, 10/15/24	200,000	204,987
Citigroup, Inc.
2.650%, 10/26/20	750,000	748,833
3.875%, 10/25/23	150,000	155,178
3.300%, 4/27/25	345,000	343,164
3.400%, 5/1/26	200,000	198,652
3.200%, 10/21/26	200,000	195,138
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)	150,000	152,099
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	250,000	249,239
4.125%, 7/25/28	2,000,000	1,998,368
Series O
(ICE LIBOR USD 3 Month + 4.06%), 5.875%, 3/27/20(k)(y)	4,000,000	4,035,000
Series Q
(ICE LIBOR USD 3 Month + 4.10%), 5.950%, 8/15/20(k)(y)	3,000,000	3,033,750
Cooperatieve Rabobank UA
4.500%, 1/11/21	75,000	77,217
3.875%, 2/8/22	75,000	77,144
4.375%, 8/4/25	250,000	258,033
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20	250,000	250,430
Discover Bank
3.200%, 8/9/21	250,000	251,315
Fifth Third Bank
3.850%, 3/15/26	200,000	203,764
HSBC Holdings plc
5.100%, 4/5/21	100,000	104,181
4.000%, 3/30/22	100,000	102,922
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)	200,000	200,517
4.250%, 3/14/24	200,000	204,431
4.300%, 3/8/26	250,000	259,473
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)	3,000,000	3,083,393
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	200,000	210,047
JPMorgan Chase & Co.
4.250%, 10/15/20	200,000	204,433
2.400%, 6/7/21	150,000	148,836
4.500%, 1/24/22	250,000	261,210
3.250%, 9/23/22	100,000	101,393
3.200%, 1/25/23	150,000	151,391
3.375%, 5/1/23	250,000	252,585
2.700%, 5/18/23	200,000	197,878
3.625%, 5/13/24	250,000	257,242
3.125%, 1/23/25	150,000	150,454
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	250,000	249,662
2.950%, 10/1/26	250,000	243,716
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)	200,000	203,696
Series I
(ICE LIBOR USD 3 Month + 3.47%), 6.221%, 7/30/19(k)(y)	3,202,000	3,218,010
Series Q
(ICE LIBOR USD 3 Month + 3.25%), 5.150%, 5/1/23(k)(y)	2,000,000	2,010,000
KeyCorp
2.900%, 9/15/20	100,000	100,233
5.100%, 3/24/21	50,000	52,171
Kreditanstalt fuer Wiederaufbau
1.500%, 4/20/20	250,000	247,205
1.625%, 5/29/20	500,000	494,560
2.750%, 9/8/20	150,000	150,444
1.625%, 3/15/21	250,000	246,003
1.500%, 6/15/21(x)	500,000	489,654
2.625%, 1/25/22	300,000	301,431
2.375%, 12/29/22	500,000	498,717
2.125%, 1/17/23(x)	250,000	247,093
Landwirtschaftliche Rentenbank
Series 36
2.000%, 12/6/21	250,000	247,516
Lloyds Bank plc
6.375%, 1/21/21	100,000	106,265
Lloyds Banking Group plc
4.650%, 3/24/26	200,000	202,419
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	200,000	191,157
Mitsubishi UFJ Financial Group, Inc.
3.535%, 7/26/21	100,000	101,318
3.850%, 3/1/26	200,000	206,344
4.050%, 9/11/28	100,000	105,765
Mizuho Financial Group, Inc.
3.170%, 9/11/27	250,000	246,383
MUFG Americas Holdings Corp.
3.000%, 2/10/25	40,000	39,236
National Australia Bank Ltd.
2.500%, 7/12/26	250,000	235,830
PNC Bank NA
3.250%, 1/22/28‡	250,000	251,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24‡	$250,000	$256,897
Royal Bank of Canada
2.500%, 1/19/21	150,000	149,732
Royal Bank of Scotland Group plc
4.800%, 4/5/26	200,000	206,801
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	200,000	207,548
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	119,543
3.700%, 3/28/22	200,000	202,379
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	250,000	240,978
Sumitomo Mitsui Banking Corp.
2.650%, 7/23/20	250,000	249,350
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	250,000	237,922
3.364%, 7/12/27	150,000	149,537
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.50%), 3.525%, 10/26/21(k)	100,000	101,022
Toronto-Dominion Bank (The)
1.800%, 7/13/21	250,000	245,143
US Bancorp
2.950%, 7/15/22	150,000	150,451
Series V
2.375%, 7/22/26	150,000	143,012
US Bank NA
3.150%, 4/26/21	250,000	252,405
Wells Fargo & Co.
2.600%, 7/22/20	105,000	104,768
2.550%, 12/7/20	350,000	349,078
3.500%, 3/8/22	100,000	101,816
3.069%, 1/24/23	250,000	250,212
4.125%, 8/15/23	100,000	103,326
3.300%, 9/9/24	250,000	251,924
3.000%, 4/22/26	200,000	195,312
3.000%, 10/23/26	150,000	146,301
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	250,000	250,473
Series M
3.450%, 2/13/23	100,000	101,005
Series S
(ICE LIBOR USD 3 Month + 3.11%), 5.900%, 6/15/24(k)(y)	900,000	924,750
Westpac Banking Corp.
2.700%, 8/19/26	250,000	239,319

		43,252,046

Capital Markets (0.8%)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	200,000	200,010
4.150%, 2/1/21	100,000	102,736
3.550%, 9/23/21	100,000	101,994
2.200%, 8/16/23	250,000	242,913
Brookfield Finance, Inc.
4.250%, 6/2/26	100,000	100,727
Credit Suisse AG
3.625%, 9/9/24	250,000	253,237
Deutsche Bank AG
3.375%, 5/12/21	200,000	199,458
3.700%, 5/30/24	250,000	243,295
Goldman Sachs Group, Inc. (The)
2.750%, 9/15/20	45,000	44,950
2.600%, 12/27/20	100,000	99,412
5.750%, 1/24/22	250,000	267,941
3.000%, 4/26/22	250,000	249,324
3.625%, 1/22/23	150,000	152,314
4.000%, 3/3/24	250,000	257,058
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,700,000	1,678,345
4.250%, 10/21/25	200,000	203,662
3.850%, 1/26/27	250,000	251,083
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	200,000	198,468
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	150,000	153,097
Intercontinental Exchange, Inc.
2.750%, 12/1/20	40,000	40,052
4.000%, 10/15/23	100,000	104,971
Invesco Finance plc
3.750%, 1/15/26	100,000	99,892
Moody’s Corp.
4.500%, 9/1/22	50,000	52,496
Morgan Stanley
2.800%, 6/16/20	140,000	140,049
2.750%, 5/19/22	200,000	198,500
4.875%, 11/1/22	100,000	105,250
3.125%, 1/23/23	100,000	100,238
3.750%, 2/25/23	100,000	102,464
4.100%, 5/22/23	100,000	102,738
3.700%, 10/23/24	150,000	152,281
3.875%, 1/27/26	200,000	203,423
3.125%, 7/27/26	150,000	146,088
3.625%, 1/20/27	100,000	100,120
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	99,051
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	150,000	150,512
Series F
3.875%, 4/29/24	100,000	102,663
Series J
(ICE LIBOR USD 3 Month + 3.81%), 5.550%, 7/15/20(k)(x)(y)	700,000	705,250
Nasdaq, Inc.
3.850%, 6/30/26	150,000	152,027
S&P Global, Inc.
3.300%, 8/14/20	50,000	50,429
State Street Corp.
4.375%, 3/7/21	150,000	154,769
3.300%, 12/16/24	95,000	97,160
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	251,602

		8,412,049

Consumer Finance (0.5%)
AerCap Ireland Capital DAC
3.950%, 2/1/22	150,000	152,151
3.300%, 1/23/23	250,000	245,210
American Express Co.
2.650%, 12/2/22	212,000	210,569
3.400%, 2/27/23	250,000	253,369
3.625%, 12/5/24	150,000	153,243
American Honda Finance Corp.
2.450%, 9/24/20	250,000	249,057
Capital One Financial Corp.
2.500%, 5/12/20	100,000	99,576
4.750%, 7/15/21	100,000	104,788
3.500%, 6/15/23	200,000	201,832
4.200%, 10/29/25	2,200,000	2,248,791
3.750%, 7/28/26	150,000	146,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Discover Financial Services
3.850%, 11/21/22	$100,000	$102,587
Ford Motor Credit Co. LLC
5.875%, 8/2/21	200,000	206,807
4.134%, 8/4/25	200,000	184,627
General Motors Financial Co., Inc.
3.700%, 11/24/20	165,000	166,260
4.000%, 1/15/25	250,000	245,699
5.250%, 3/1/26	150,000	154,243
4.350%, 1/17/27	200,000	193,143
John Deere Capital Corp.
2.800%, 3/6/23	250,000	250,880
Synchrony Financial
3.750%, 8/15/21	75,000	76,013
4.250%, 8/15/24	100,000	100,610
Toyota Motor Credit Corp.
2.750%, 5/17/21	250,000	250,673
2.150%, 9/8/22	150,000	146,994

		6,143,406

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc.
2.750%, 3/15/23	95,000	95,587
3.125%, 3/15/26	200,000	201,256
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	283,000	279,245
Jefferies Financial Group, Inc.
5.500%, 10/18/23	100,000	104,760
National Rural Utilities Cooperative Finance Corp.
3.400%, 2/7/28	150,000	151,258
Shell International Finance BV
2.375%, 8/21/22	250,000	248,034
3.400%, 8/12/23	100,000	102,910
3.250%, 5/11/25	140,000	142,571

		1,325,621

Insurance (0.4%)
Aflac, Inc.
3.250%, 3/17/25	150,000	151,256
Allstate Corp. (The)
3.150%, 6/15/23	100,000	100,997
American International Group, Inc.
3.375%, 8/15/20	150,000	151,413
3.300%, 3/1/21	55,000	55,348
3.900%, 4/1/26	200,000	200,767
Aon Corp.
5.000%, 9/30/20	50,000	51,504
Aon plc
3.875%, 12/15/25	150,000	154,375
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	100,000	103,180
Brighthouse Financial, Inc.
3.700%, 6/22/27	100,000	90,030
Chubb INA Holdings, Inc.
3.350%, 5/15/24	250,000	255,199
CNA Financial Corp.
5.875%, 8/15/20	100,000	103,961
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20	150,000	153,761
Lincoln National Corp.
4.850%, 6/24/21	50,000	52,051
Loews Corp.
3.750%, 4/1/26	150,000	153,944
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	156,720
3.500%, 6/3/24	150,000	152,993
MetLife, Inc.
3.600%, 4/10/24	250,000	257,828
Progressive Corp. (The)
3.750%, 8/23/21	50,000	50,977
Prudential Financial, Inc.
3.878%, 3/27/28	150,000	156,540
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	150,000	158,625
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)	2,000,000	2,020,000
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	106,792

		4,838,261

Total Financials		63,971,383

Health Care (7.3%)
Biotechnology (0.3%)
AbbVie, Inc.
2.900%, 11/6/22	200,000	199,314
3.600%, 5/14/25	185,000	185,251
Amgen, Inc.
3.450%, 10/1/20	150,000	151,640
2.700%, 5/1/22	110,000	109,603
3.625%, 5/22/24	250,000	256,968
Biogen, Inc.
3.625%, 9/15/22	100,000	101,747
4.050%, 9/15/25	40,000	40,973
Celgene Corp.
3.950%, 10/15/20	100,000	101,704
3.875%, 8/15/25	250,000	255,306
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	104,121
3.250%, 9/1/22	40,000	40,747
2.500%, 9/1/23	250,000	246,917
3.700%, 4/1/24	100,000	103,298
Horizon Pharma USA, Inc.
6.625%, 5/1/23	1,000,000	1,032,500

		2,930,089

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
2.550%, 3/15/22	175,000	174,126
3.750%, 11/30/26	141,000	146,516
Becton Dickinson and Co.
3.734%, 12/15/24	25,000	25,393
3.700%, 6/6/27	150,000	149,460
Boston Scientific Corp.
3.850%, 5/15/25	150,000	154,115
Mallinckrodt International Finance SA
4.875%, 4/15/20§	300,000	298,500
5.750%, 8/1/22(x)§	4,500,000	4,207,500
5.625%, 10/15/23§	600,000	501,000
5.500%, 4/15/25§	1,000,000	780,000
Medtronic, Inc.
4.125%, 3/15/21	100,000	102,837
3.150%, 3/15/22	80,000	81,208
3.500%, 3/15/25	150,000	154,533
Stryker Corp.
3.375%, 5/15/24	150,000	153,512
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	200,000	200,612

		7,129,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Providers & Services (4.5%)
Aetna, Inc.
2.750%, 11/15/22	$150,000	$147,835
3.500%, 11/15/24	150,000	149,761
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	150,210
Anthem, Inc.
3.125%, 5/15/22	150,000	151,297
3.350%, 12/1/24	150,000	151,060
Cardinal Health, Inc.
3.079%, 6/15/24	250,000	244,027
CHS/Community Health Systems, Inc.
6.250%, 3/31/23	10,000,000	9,428,000
Cigna Corp.
3.750%, 7/15/23§	2,050,000	2,100,985
4.375%, 10/15/28§	150,000	155,808
Cigna Holding Co.
4.500%, 3/15/21	150,000	153,845
Community Health Systems, Inc.
8.000%, 3/15/26§	10,500,000	10,053,750
CVS Health Corp.
3.500%, 7/20/22	500,000	506,035
4.100%, 3/25/25	750,000	769,511
4.300%, 3/25/28	1,400,000	1,420,400
5.050%, 3/25/48	400,000	402,984
DaVita, Inc.
5.125%, 7/15/24	2,000,000	1,976,200
Express Scripts Holding Co.
4.750%, 11/15/21	150,000	156,810
3.400%, 3/1/27	250,000	242,875
HCA, Inc.
7.500%, 2/15/22	3,200,000	3,528,960
5.875%, 5/1/23	1,500,000	1,599,450
4.500%, 2/15/27	250,000	256,675
Laboratory Corp. of America Holdings
3.200%, 2/1/22	75,000	75,490
McKesson Corp.
3.796%, 3/15/24	100,000	102,043
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	101,768
Tenet Healthcare Corp.
8.125%, 4/1/22	5,000,000	5,385,500
6.750%, 6/15/23(x)	5,000,000	5,151,500
5.125%, 5/1/25	5,800,000	5,829,580
UnitedHealth Group, Inc.
2.875%, 12/15/21	65,000	65,337
3.350%, 7/15/22	250,000	255,841
3.750%, 7/15/25	150,000	156,318

		50,869,855

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	103,518
Life Technologies Corp.
5.000%, 1/15/21	100,000	103,031
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	50,000	50,802
3.300%, 2/15/22	100,000	101,244

		358,595

Pharmaceuticals (1.9%)
Allergan Finance LLC
3.250%, 10/1/22	150,000	149,928
Allergan Funding SCS
3.450%, 3/15/22	250,000	252,288
3.800%, 3/15/25	2,150,000	2,179,403
AstraZeneca plc
3.375%, 11/16/25	200,000	200,642
Bausch Health Cos., Inc.
6.500%, 3/15/22§	600,000	620,280
5.875%, 5/15/23§	3,000,000	3,037,500
7.000%, 3/15/24§	900,000	952,200
6.125%, 4/15/25§	1,600,000	1,583,680
5.500%, 11/1/25§	3,000,000	3,063,900
Bayer US Finance II LLC
4.250%, 12/15/25§	2,000,000	2,019,123
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	97,962
Endo Dac
6.000%, 2/1/25(e)§	1,500,000	1,084,950
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	100,000	100,094
3.875%, 5/15/28	150,000	157,252
Johnson & Johnson
2.450%, 12/5/21(x)	150,000	150,142
2.050%, 3/1/23	35,000	34,371
3.375%, 12/5/23	100,000	103,905
Merck & Co., Inc.
2.350%, 2/10/22	45,000	44,937
2.400%, 9/15/22	150,000	149,563
Mylan NV
3.950%, 6/15/26	1,900,000	1,813,232
Novartis Capital Corp.
3.400%, 5/6/24	100,000	103,317
Par Pharmaceutical, Inc.
7.500%, 4/1/27§	3,000,000	3,038,400
Pfizer, Inc.
3.400%, 5/15/24	100,000	103,544
3.000%, 12/15/26	150,000	150,053
Sanofi
4.000%, 3/29/21	75,000	77,031
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	365,000	352,664
Zoetis, Inc.
3.250%, 2/1/23	150,000	151,439

		21,771,800

Total Health Care		83,059,651

Industrials (1.1%)
Aerospace & Defense (0.5%)
Embraer Netherlands Finance BV
5.400%, 2/1/27	150,000	161,625
General Dynamics Corp.
3.875%, 7/15/21	100,000	102,768
3.750%, 5/15/28	150,000	157,259
Harris Corp.
2.700%, 4/27/20	150,000	149,406
Lockheed Martin Corp.
3.550%, 1/15/26	150,000	154,782
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	101,320
2.930%, 1/15/25	150,000	147,447
3.250%, 1/15/28	150,000	147,537
Precision Castparts Corp.
2.500%, 1/15/23	75,000	74,503
Textron, Inc.
4.300%, 3/1/24	100,000	103,240
TransDigm, Inc.
6.250%, 3/15/26§	2,000,000	2,078,200
United Technologies Corp.
3.100%, 6/1/22	50,000	50,331
2.800%, 5/4/24	250,000	246,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.950%, 8/16/25	$1,750,000	$1,820,496

		5,495,699

Air Freight & Logistics (0.0%)
FedEx Corp.
2.625%, 8/1/22	50,000	49,408
3.400%, 2/15/28	150,000	148,134
United Parcel Service, Inc.
3.125%, 1/15/21	200,000	202,154

		399,696

Building Products (0.0%)
Masco Corp.
4.450%, 4/1/25	100,000	103,434

Commercial Services & Supplies (0.0%)
Republic Services, Inc.
5.250%, 11/15/21	100,000	106,006
West Corp.
8.500%, 10/15/25§	300,000	258,000

		364,006

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	151,029
Eaton Corp.
2.750%, 11/2/22	150,000	149,588
Emerson Electric Co.
2.625%, 2/15/23	150,000	148,760

		449,377

Industrial Conglomerates (0.1%)
General Electric Co.
4.625%, 1/7/21	101,000	103,558
3.150%, 9/7/22	100,000	99,530
2.700%, 10/9/22	250,000	245,001
3.100%, 1/9/23	150,000	148,724
Honeywell International, Inc.
1.850%, 11/1/21	250,000	244,974
Ingersoll-Rand Luxembourg Finance SA
2.625%, 5/1/20	250,000	249,564
Roper Technologies, Inc.
3.125%, 11/15/22	100,000	100,573

		1,191,924

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	99,743
Deere & Co.
2.600%, 6/8/22	100,000	100,264
Flowserve Corp.
4.000%, 11/15/23	100,000	100,270
Illinois Tool Works, Inc.
3.500%, 3/1/24	150,000	154,988
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	100,748

		556,013

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
3.750%, 4/1/24	25,000	26,191
3.400%, 9/1/24	250,000	257,482
CSX Corp.
3.350%, 11/1/25	250,000	251,018
Ryder System, Inc.
2.500%, 5/11/20	65,000	64,755
Union Pacific Corp.
3.250%, 8/15/25	150,000	151,449

		750,895

Trading Companies & Distributors (0.3%)
Air Lease Corp.
3.875%, 4/1/21	150,000	152,048
3.250%, 3/1/25	150,000	144,019
Aircastle Ltd.
4.125%, 5/1/24	100,000	100,317
United Rentals North America, Inc.
5.750%, 11/15/24	1,975,000	2,029,312
4.875%, 1/15/28	750,000	729,525

		3,155,221

Total Industrials		12,466,265

Information Technology (0.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
3.625%, 3/4/24	150,000	157,185
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	51,383
Motorola Solutions, Inc.
3.500%, 9/1/21(x)	250,000	252,672

		461,240

IT Services (0.1%)
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	55,000	53,329
DXC Technology Co.
4.450%, 9/18/22	100,000	103,614
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	101,323
5.000%, 10/15/25	200,000	215,614
Fiserv, Inc.
4.750%, 6/15/21	100,000	103,777
IBM Credit LLC
3.000%, 2/6/23	250,000	251,672
International Business Machines Corp.
3.375%, 8/1/23	150,000	153,018
3.450%, 2/19/26	150,000	152,199
Mastercard, Inc.
3.375%, 4/1/24	50,000	51,607
Visa, Inc.
2.800%, 12/14/22	115,000	115,966
2.750%, 9/15/27(x)	150,000	147,676

		1,449,795

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.300%, 6/15/21	100,000	103,474
Broadcom Corp.
3.875%, 1/15/27	350,000	334,436
Intel Corp.
3.300%, 10/1/21	100,000	101,915
2.700%, 12/15/22	150,000	150,683
3.150%, 5/11/27(x)	150,000	151,491
KLA-Tencor Corp.
4.125%, 11/1/21	135,000	138,971
Lam Research Corp.
3.800%, 3/15/25	60,000	61,465
QUALCOMM, Inc.
2.600%, 1/30/23	250,000	246,866
3.450%, 5/20/25	150,000	150,731
Texas Instruments, Inc.
1.750%, 5/1/20	150,000	148,747

		1,588,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Software (0.2%)
Adobe, Inc.
3.250%, 2/1/25	$200,000	$204,211
Microsoft Corp.
4.000%, 2/8/21(x)	150,000	154,319
2.375%, 2/12/22	145,000	144,653
2.650%, 11/3/22	110,000	110,657
2.000%, 8/8/23	135,000	131,979
2.400%, 8/8/26	250,000	242,032
3.300%, 2/6/27	250,000	256,288
Oracle Corp.
2.500%, 5/15/22	150,000	149,385
2.500%, 10/15/22	200,000	198,744
2.400%, 9/15/23	150,000	147,431
2.650%, 7/15/26	250,000	241,716
VMware, Inc.
2.950%, 8/21/22	150,000	148,683

		2,130,098

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
2.150%, 2/9/22	150,000	148,454
2.850%, 2/23/23	110,000	111,023
3.000%, 2/9/24	150,000	151,815
3.450%, 5/6/24	250,000	258,162
3.200%, 5/13/25	115,000	116,955
3.350%, 2/9/27	250,000	255,391
3.000%, 11/13/27	200,000	198,756
Dell International LLC
5.450%, 6/15/23§	1,800,000	1,919,196
6.020%, 6/15/26§	95,000	102,267
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)	150,000	159,669
HP, Inc.
4.050%, 9/15/22(x)	200,000	206,156
Seagate HDD Cayman
4.750%, 6/1/23	75,000	75,630
4.875%, 6/1/27	100,000	94,764

		3,798,238

Total Information Technology		9,428,150

Materials (1.1%)
Chemicals (0.6%)
Albemarle Corp.
4.150%, 12/1/24	200,000	205,680
Dow Chemical Co. (The)
3.000%, 11/15/22	150,000	149,756
DowDuPont, Inc.
4.493%, 11/15/25	3,000,000	3,195,639
4.725%, 11/15/28	150,000	161,517
Eastman Chemical Co.
2.700%, 1/15/20	78,000	77,972
3.600%, 8/15/22	100,000	101,582
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	213,601
Nutrien Ltd.
3.150%, 10/1/22	50,000	49,794
3.375%, 3/15/25	150,000	147,931
Sherwin-Williams Co. (The)
3.450%, 6/1/27	250,000	244,936
Syngenta Finance NV
4.441%, 4/24/23§	1,800,000	1,838,916

		6,387,324

Containers & Packaging (0.3%)
BWAY Holding Co.
5.500%, 4/15/24§	2,000,000	1,988,200
7.250%, 4/15/25(x)§	1,700,000	1,639,480
International Paper Co.
4.750%, 2/15/22	57,000	59,725
3.650%, 6/15/24	150,000	153,998

		3,841,403

Metals & Mining (0.2%)
FMG Resources August 2006 Pty. Ltd.
5.125%, 5/15/24§	2,200,000	2,186,250
Newmont Mining Corp.
3.500%, 3/15/22	100,000	101,198
Vale Overseas Ltd.
4.375%, 1/11/22	48,000	48,865
6.250%, 8/10/26(x)	150,000	163,800

		2,500,113

Total Materials		12,728,840

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	150,000	150,222
American Tower Corp. (REIT)
5.050%, 9/1/20	75,000	77,251
3.500%, 1/31/23	150,000	152,087
3.550%, 7/15/27	150,000	147,322
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	100,000	100,514
Boston Properties LP (REIT)
5.625%, 11/15/20	70,000	72,657
3.850%, 2/1/23	100,000	103,071
3.200%, 1/15/25	250,000	247,327
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	150,000	149,259
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	250,000	259,580
Equinix, Inc. (REIT)
5.375%, 5/15/27	1,000,000	1,050,300
ERP Operating LP (REIT)
4.625%, 12/15/21	150,000	157,404
Essex Portfolio LP (REIT)
3.875%, 5/1/24	250,000	255,793
HCP, Inc. (REIT)
3.875%, 8/15/24	150,000	153,103
Hospitality Properties Trust (REIT)
5.250%, 2/15/26	100,000	101,885
Iron Mountain, Inc. (REIT)
5.750%, 8/15/24	2,000,000	2,017,600
Kimco Realty Corp. (REIT)
2.800%, 10/1/26	150,000	140,553
Liberty Property LP (REIT)
4.125%, 6/15/22	100,000	102,967
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	250,000	255,535
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	150,000	153,500
Realty Income Corp. (REIT)
3.250%, 10/15/22	150,000	152,689
Simon Property Group LP (REIT)
3.500%, 9/1/25	150,000	152,921
SITE Centers Corp. (REIT)
4.250%, 2/1/26	100,000	100,587

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Ventas Realty LP (REIT)
4.250%, 3/1/22	$100,000	$103,281
Welltower, Inc. (REIT)
4.000%, 6/1/25	150,000	154,349
WP Carey, Inc. (REIT)
4.250%, 10/1/26	100,000	101,426

		6,613,183

Total Real Estate		6,613,183

Utilities (0.8%)
Electric Utilities (0.3%)
Arizona Public Service Co.
3.150%, 5/15/25	150,000	150,373
Commonwealth Edison Co.
3.400%, 9/1/21	100,000	101,463
2.550%, 6/15/26	150,000	144,677
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	150,000	149,163
DTE Electric Co.
3.450%, 10/1/20	100,000	100,893
Duke Energy Corp.
3.150%, 8/15/27	200,000	196,660
Duke Energy Indiana LLC
3.750%, 7/15/20	100,000	101,371
Entergy Corp.
5.125%, 9/15/20	50,000	51,149
Entergy Louisiana LLC
2.400%, 10/1/26	150,000	141,337
FirstEnergy Corp.
Series B
3.900%, 7/15/27	150,000	152,386
Florida Power & Light Co.
3.250%, 6/1/24	150,000	153,668
Indiana Michigan Power Co.
3.850%, 5/15/28	150,000	156,678
LG&E & KU Energy LLC
3.750%, 11/15/20	100,000	101,256
Northern States Power Co.
2.150%, 8/15/22	100,000	97,681
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	77,211
Progress Energy, Inc.
4.400%, 1/15/21	100,000	102,294
Public Service Electric & Gas Co.
3.650%, 9/1/28	50,000	51,829
Southern California Edison Co.
3.875%, 6/1/21	50,000	50,464
Southern Co. (The)
2.750%, 6/15/20	150,000	150,000
3.250%, 7/1/26	250,000	244,681
Virginia Electric & Power Co.
Series A
3.100%, 5/15/25	200,000	200,277
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	50,338
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	101,213
4.000%, 6/15/28	25,000	26,058

		2,853,120

Gas Utilities (0.0%)
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	150,000	151,433

Independent Power and Renewable Electricity Producers (0.4%)
Calpine Corp.
5.375%, 1/15/23	3,000,000	2,996,250
5.750%, 1/15/25(x)	1,500,000	1,489,050

		4,485,300

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	250,000	258,959
Consumers Energy Co.
2.850%, 5/15/22	50,000	50,300
3.375%, 8/15/23	100,000	102,741
Puget Energy, Inc.
3.650%, 5/15/25	150,000	148,983
San Diego Gas & Electric Co.
Series NNN
3.600%, 9/1/23	150,000	152,235
Sempra Energy
3.550%, 6/15/24	250,000	249,714

		962,932

Total Utilities		8,452,785

Total Corporate Bonds		310,833,718

Foreign Government Securities (0.5%)
Export-Import Bank of Korea
1.875%, 10/21/21	250,000	244,234
4.000%, 1/14/24	250,000	261,303
Japan Bank for International Cooperation
1.500%, 7/21/21	500,000	488,086
3.375%, 10/31/23	200,000	206,303
2.750%, 1/21/26	250,000	249,757
Province of British Columbia
2.000%, 10/23/22	200,000	197,100
Province of Manitoba
2.125%, 6/22/26	100,000	95,019
Province of Ontario
2.400%, 2/8/22	350,000	349,077
2.450%, 6/29/22	150,000	149,797
Province of Quebec
2.625%, 2/13/23	200,000	200,816
2.875%, 10/16/24	100,000	99,990
Republic of Chile
3.125%, 1/21/26(x)	200,000	203,000
Republic of Colombia
4.000%, 2/26/24	200,000	205,600
3.875%, 4/25/27	250,000	254,125
Republic of Hungary
6.375%, 3/29/21	250,000	266,020
Republic of Indonesia
4.100%, 4/24/28	200,000	203,000
Republic of Italy
6.875%, 9/27/23	100,000	109,999
Republic of Panama
4.000%, 9/22/24	200,000	208,600
Republic of Philippines
10.625%, 3/16/25	150,000	213,466
Republic of Poland
5.000%, 3/23/22	150,000	159,101
4.000%, 1/22/24	100,000	104,360
Republic of Uruguay
4.500%, 8/14/24(x)	250,000	263,125
Svensk Exportkredit AB
1.750%, 5/18/20	500,000	495,933
United Mexican States
4.000%, 10/2/23	250,000	257,187
4.125%, 1/21/26	250,000	254,500

Total Foreign Government Securities		5,739,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Loan Participations (1.7%)
Communication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Securus Technologies Holdings, Inc.
(ICE LIBOR USD 1 Month + 4.50%), 6.999%, 11/1/24(k)	$296,992	$294,765
(ICE LIBOR USD 1 Month + 8.25%), 10.749%, 11/1/25(k)	700,000	684,833

		979,598

Total Communication Services		979,598

Consumer Discretionary (0.8%)
Hotels, Restaurants & Leisure (0.4%)
24 Hour Fitness Worldwide, Inc.
(ICE LIBOR USD 1 Month + 3.50%), 5.999%, 5/30/25(k)	1,985,000	1,979,541
Stars Group Holdings BV
(ICE LIBOR USD 3 Month + 3.50%), 6.101%, 7/10/25(k)	2,411,320	2,404,161

		4,383,702

Multiline Retail (0.3%)
Belk, Inc.
(ICE LIBOR USD 3 Month + 4.75%), 7.447%, 12/12/22(k)	4,833,375	3,892,075

Specialty Retail (0.1%)
PetSmart, Inc.
(ICE LIBOR USD 1 Month + 3.00%), 5.490%, 3/11/22(k)	1,484,536	1,329,897

Total Consumer Discretionary		9,605,674

Health Care (0.3%)
Pharmaceuticals (0.3%)
Amneal Pharmaceuticals LLC
(ICE LIBOR USD 1 Month + 3.50%), 6.000%, 3/21/25(k)	2,976,807	2,964,402

Total Health Care		2,964,402

Industrials (0.1%)
Commercial Services & Supplies (0.0%)
West Corp.
(ICE LIBOR USD 3 Month + 4.00%), 6.629%, 10/10/24(k)	870,860	814,979

Electrical Equipment (0.1%)
Cortes NP Acquisition Corp.
(ICE LIBOR USD 3 Month + 4.00%), 6.629%, 11/30/23(k)	902,586	845,423

Total Industrials		1,660,402

Information Technology (0.4%)
IT Services (0.2%)
Micro Holding Corp
(ICE LIBOR USD 1 Month + 3.75%), 6.236%, 9/13/24(k)	2,169,962	2,137,413

Software (0.2%)
Misys Ltd.
(ICE LIBOR USD 3 Month + 3.50%), 6.101%, 6/13/24(k)	1,872,093	1,800,719

Total Information Technology		3,938,132

Total Loan Participations		19,148,208

Municipal Bonds (0.1%)
New Jersey Economic Development Authority, St Pension Funding Revenue, Series A, NATL-RE
7.425%, 2/15/29	100,000	123,195
Oregon School Boards Association, Taxable-Pension- Series B, NATL-RE
5.550%, 6/30/28	150,000	173,667
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	75,000	78,207

Total Municipal Bonds		375,069

Supranational (0.5%)
Asian Development Bank
1.625%, 3/16/21(x)	500,000	492,654
2.375%, 8/10/27	150,000	147,089
2.500%, 11/2/27	200,000	198,458
2.750%, 1/19/28(x)	100,000	101,318
European Bank for Reconstruction & Development
2.125%, 3/7/22(x)	350,000	347,753
European Investment Bank
4.000%, 2/16/21	200,000	205,772
2.375%, 5/13/21	750,000	749,774
2.875%, 12/15/21	250,000	253,481
2.125%, 4/13/26	500,000	486,174
2.375%, 5/24/27	200,000	196,826
Inter-American Development Bank
2.625%, 4/19/21	250,000	251,212
3.000%, 10/4/23	250,000	255,302
2.375%, 7/7/27	150,000	148,107
International Bank for Reconstruction & Development
1.625%, 3/9/21	250,000	246,417
2.250%, 6/24/21	500,000	498,700
2.000%, 1/26/22(x)	500,000	495,310
2.125%, 2/13/23	200,000	197,753
3.000%, 9/27/23	200,000	205,614
1.875%, 10/27/26(x)	150,000	144,693

Total Supranational		5,622,407

U.S. Government Agency Securities (0.5%)
FFCB
2.850%, 9/20/21	945,000	958,425
FHLB
2.375%, 3/30/20	300,000	299,975
1.375%, 9/28/20	300,000	295,507
3.000%, 12/9/22	385,000	394,022
5.375%, 8/15/24	300,000	345,068
3.125%, 6/13/25	375,000	389,011
3.250%, 11/16/28	65,000	68,328
FHLMC
1.125%, 8/12/21	758,000	737,031
2.375%, 1/13/22	1,525,000	1,528,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
2.625%, 1/11/22(x)	$325,000	$328,387
2.375%, 1/19/23(x)	125,000	125,398
2.625%, 9/6/24(x)	500,000	507,443

Total U.S. Government Agency Securities		5,977,215

U.S. Treasury Obligations (19.0%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,800,000	2,122,833
7.625%, 2/15/25	1,600,000	2,064,700
6.000%, 2/15/26	500,000	615,621
6.500%, 11/15/26	1,300,000	1,673,771
6.375%, 8/15/27	1,000,000	1,301,492
6.125%, 11/15/27	1,500,000	1,933,910
5.500%, 8/15/28(x)	1,250,000	1,572,295
5.250%, 11/15/28	1,700,000	2,110,231
3.000%, 2/15/49	2,500,000	2,590,781
U.S. Treasury Notes
2.250%, 3/31/20	9,500,000	9,484,785
1.500%, 4/15/20	3,000,000	2,972,426
1.375%, 4/30/20	800,000	791,269
3.500%, 5/15/20	3,450,000	3,491,319
1.375%, 5/31/20	450,000	444,725
2.500%, 5/31/20	13,000,000	13,016,605
1.625%, 6/30/20	400,000	396,219
2.500%, 6/30/20	10,000,000	10,013,047
2.000%, 7/31/20	500,000	497,580
2.625%, 8/15/20	1,325,000	1,329,208
1.375%, 8/31/20	1,100,000	1,084,699
1.375%, 9/30/20	1,500,000	1,478,227
2.000%, 9/30/20	1,100,000	1,094,242
1.375%, 10/31/20	1,700,000	1,674,407
1.625%, 11/30/20	1,100,000	1,087,277
2.000%, 11/30/20	1,000,000	994,453
1.750%, 12/31/20	3,500,000	3,465,643
2.125%, 1/31/21	7,250,000	7,225,644
3.625%, 2/15/21	2,300,000	2,355,083
1.125%, 2/28/21	3,500,000	3,423,164
2.000%, 2/28/21	2,000,000	1,988,672
2.375%, 3/15/21	5,000,000	5,008,321
1.250%, 3/31/21	1,000,000	980,234
2.375%, 4/15/21	1,000,000	1,001,789
3.125%, 5/15/21	3,500,000	3,559,746
1.375%, 5/31/21	1,700,000	1,667,713
1.125%, 6/30/21	1,300,000	1,268,322
2.125%, 6/30/21	800,000	797,419
2.250%, 7/31/21	3,980,400	3,978,254
2.125%, 8/15/21	800,000	797,244
1.125%, 9/30/21	1,500,000	1,459,805
2.125%, 9/30/21	1,000,000	996,703
1.250%, 10/31/21	700,000	682,380
2.000%, 11/15/21	2,000,000	1,987,469
1.750%, 11/30/21	1,500,000	1,480,605
1.875%, 11/30/21	2,000,000	1,980,266
2.000%, 12/31/21	1,000,000	993,813
2.125%, 12/31/21	750,000	747,498
1.500%, 1/31/22	600,000	587,780
1.750%, 2/28/22	400,000	394,456
1.875%, 2/28/22	2,200,000	2,177,175
1.875%, 3/31/22	500,000	494,914
1.875%, 4/30/22	700,000	692,382
1.750%, 5/15/22	800,000	788,162
1.750%, 5/31/22	300,000	295,535
1.750%, 6/30/22	1,300,000	1,280,510
2.125%, 6/30/22	2,800,000	2,790,441
1.875%, 7/31/22	3,500,000	3,459,312
2.000%, 7/31/22	1,100,000	1,091,759
1.625%, 8/31/22	1,800,000	1,763,887
1.875%, 8/31/22	3,000,000	2,964,375
1.750%, 9/30/22	3,500,000	3,442,550
1.875%, 9/30/22	600,000	592,894
2.000%, 11/30/22	3,500,000	3,470,906
2.125%, 12/31/22	1,500,000	1,493,848
1.750%, 1/31/23	200,000	196,420
2.375%, 1/31/23	1,000,000	1,005,055
1.500%, 2/28/23	800,000	778,006
1.500%, 3/31/23	700,000	680,252
2.500%, 3/31/23	2,000,000	2,020,094
1.750%, 5/15/23	2,000,000	1,961,219
1.625%, 5/31/23	1,000,000	975,539
2.750%, 5/31/23	7,500,000	7,650,879
2.750%, 7/31/23	2,000,000	2,041,719
2.500%, 8/15/23	500,000	505,344
1.375%, 8/31/23	500,000	481,785
2.750%, 8/31/23	3,000,000	3,063,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
1.375%, 9/30/23	$1,000,000	$962,813
2.750%, 11/15/23	650,000	664,168
2.125%, 11/30/23	2,400,000	2,386,744
2.625%, 12/31/23	2,000,000	2,034,000
2.750%, 2/15/24	1,200,000	1,227,431
2.500%, 5/15/24	3,500,000	3,539,867
2.000%, 6/30/24	800,000	789,506
2.125%, 7/31/24	1,000,000	992,820
2.375%, 8/15/24	2,500,000	2,512,559
2.250%, 11/15/24	1,800,000	1,796,400
2.250%, 12/31/24	1,250,000	1,247,647
2.000%, 2/15/25	3,290,000	3,236,049
2.750%, 2/28/25	1,000,000	1,025,156
2.125%, 5/15/25	1,000,000	989,398
2.875%, 5/31/25	5,000,000	5,162,500
2.000%, 8/15/25	800,000	785,012
2.750%, 8/31/25	500,000	512,930
2.250%, 11/15/25	1,800,000	1,791,619
1.625%, 2/15/26	3,800,000	3,630,663
1.625%, 5/15/26	2,400,000	2,289,075
1.500%, 8/15/26	1,350,000	1,273,113
2.000%, 11/15/26	200,000	195,131
2.250%, 2/15/27	1,500,000	1,488,574
2.375%, 5/15/27	2,700,000	2,702,573
2.250%, 8/15/27	2,100,000	2,079,952
2.250%, 11/15/27	3,600,000	3,561,862
2.750%, 2/15/28	1,500,000	1,542,773
2.875%, 5/15/28	500,000	519,379
2.875%, 8/15/28	1,600,000	1,662,525

Total U.S. Treasury Obligations		215,425,330

Total Long-Term Debt Securities (50.3%) (Cost $568,772,362)		569,804,626

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.2%)
Banks (0.2%)
JPMorgan Chase & Co.,
Series EE
6.000%	100,000	2,647,000

Total Preferred Stock (0.2%) (Cost $2,500,000)		2,647,000

COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	54,129	1,697,485
BCE, Inc.	50,000	2,220,227
CenturyLink, Inc.	7,021	84,182
Verizon Communications, Inc.	170,682	10,092,427

		14,094,321

Entertainment (0.3%)
Activision Blizzard, Inc.	5,754	261,979
Electronic Arts, Inc.*	2,230	226,635
Netflix, Inc.*	3,244	1,156,681
Take-Two Interactive Software, Inc.*	841	79,365
Viacom, Inc., Class B	2,609	73,235
Walt Disney Co. (The)	13,005	1,443,948

		3,241,843

Interactive Media & Services (0.8%)
Alphabet, Inc., Class A*	2,225	2,618,580
Alphabet, Inc., Class C*	2,284	2,679,840
Facebook, Inc., Class A*	17,705	2,951,247
TripAdvisor, Inc.*	756	38,896
Twitter, Inc.*	5,507	181,070

		8,469,633

Media (0.6%)
CBS Corp. (Non-Voting), Class B	2,592	123,198
Charter Communications, Inc., Class A*	1,285	445,779
Comcast Corp., Class A	133,517	5,338,010
Discovery, Inc., Class A(x)*	1,141	30,830
Discovery, Inc., Class C*	2,659	67,592
DISH Network Corp., Class A*	1,692	53,620
Fox Corp., Class A*	2,600	95,446
Fox Corp., Class B*	1,198	42,984
Interpublic Group of Cos., Inc. (The)	2,837	59,605
News Corp., Class A	2,844	35,379
News Corp., Class B	855	10,679
Omnicom Group, Inc.	1,654	120,725

		6,423,847

Total Communication Services		32,229,644

Consumer Discretionary (3.5%)
Auto Components (0.0%)
Aptiv plc	1,945	154,608
BorgWarner, Inc.	1,538	59,075

		213,683

Automobiles (1.3%)
Daimler AG (Registered)	59,500	3,487,381
Ford Motor Co.	546,344	4,796,900
General Motors Co.	173,246	6,427,427
Harley-Davidson, Inc.	1,202	42,863

		14,754,571

Distributors (0.0%)
Genuine Parts Co.	1,083	121,328
LKQ Corp.*	2,349	66,665

		187,993

Diversified Consumer Services (0.0%)
H&R Block, Inc.	1,491	35,694

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	2,956	149,928
Chipotle Mexican Grill, Inc.*	181	128,566
Darden Restaurants, Inc.	916	111,267
Hilton Worldwide Holdings, Inc.	2,189	181,928
Marriott International, Inc., Class A	2,090	261,438
McDonald’s Corp.	5,662	1,075,214
MGM Resorts International	3,892	99,869
Norwegian Cruise Line Holdings Ltd.*	1,624	89,255
Royal Caribbean Cruises Ltd.	1,265	144,994
Starbucks Corp.	9,238	686,753
Wynn Resorts Ltd.	722	86,149
Yum! Brands, Inc.	2,253	224,872

		3,240,233

Household Durables (0.0%)
DR Horton, Inc.	2,528	104,608
Garmin Ltd.	892	77,024
Leggett & Platt, Inc.	963	40,658
Lennar Corp., Class A	2,053	100,782
Mohawk Industries, Inc.*	466	58,786
Newell Brands, Inc.	2,838	43,535
PulteGroup, Inc.	1,908	53,348
Whirlpool Corp.	471	62,591

		541,332

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (0.6%)
Amazon.com, Inc.*	3,063	$5,454,437
Booking Holdings, Inc.*	334	582,800
eBay, Inc.	6,390	237,325
Expedia Group, Inc.	875	104,125

		6,378,687

Leisure Products (0.0%)
Hasbro, Inc.	859	73,032
Mattel, Inc.(x)*	2,677	34,801

		107,833

Multiline Retail (0.8%)
Dollar General Corp.	1,941	231,561
Dollar Tree, Inc.*	1,757	184,555
Kohl’s Corp.	1,219	83,831
Macy’s, Inc.	2,270	54,548
Nordstrom, Inc.	840	37,279
Target Corp.	103,852	8,335,162

		8,926,936

Specialty Retail (0.4%)
Advance Auto Parts, Inc.	538	91,745
AutoZone, Inc.*	186	190,486
Best Buy Co., Inc.	1,728	122,792
CarMax, Inc.(x)*	1,289	89,972
Foot Locker, Inc.	848	51,389
Gap, Inc. (The)	1,577	41,286
Home Depot, Inc. (The)	8,385	1,608,998
L Brands, Inc.	1,686	46,500
Lowe’s Cos., Inc.	5,980	654,630
O’Reilly Automotive, Inc.*	576	223,661
Ross Stores, Inc.	2,756	256,583
Tiffany & Co.	801	84,545
TJX Cos., Inc. (The)	9,237	491,501
Tractor Supply Co.	901	88,082
Ulta Beauty, Inc.*	416	145,072

		4,187,242

Textiles, Apparel & Luxury Goods (0.1%)
Capri Holdings Ltd.*	1,109	50,737
Hanesbrands, Inc.	2,663	47,614
NIKE, Inc., Class B	9,337	786,269
PVH Corp.	559	68,170
Ralph Lauren Corp.	403	52,261
Tapestry, Inc.	2,139	69,496
Under Armour, Inc., Class A(x)*	1,343	28,391
Under Armour, Inc., Class C*	1,348	25,437
VF Corp.	2,402	208,758

		1,337,133

Total Consumer Discretionary		39,911,337

Consumer Staples (2.8%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV (ADR)	30,000	2,519,100
Brown-Forman Corp., Class B	1,228	64,814
Coca-Cola Co. (The)	56,374	2,641,686
Constellation Brands, Inc., Class A	1,258	220,565
Molson Coors Brewing Co., Class B	1,383	82,496
Monster Beverage Corp.*	2,854	155,771
PepsiCo, Inc.	60,466	7,410,108

		13,094,540

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.	3,270	791,798
Kroger Co. (The)	5,891	144,919
Sysco Corp.	3,530	235,663
Walgreens Boots Alliance, Inc.	5,935	375,507
Walmart, Inc.	10,569	1,030,794

		2,578,681

Food Products (0.2%)
Archer-Daniels-Midland Co.	4,139	178,515
Campbell Soup Co.(x)	1,422	54,221
Conagra Brands, Inc.	3,585	99,448
General Mills, Inc.	4,402	227,804
Hershey Co. (The)	1,035	118,849
Hormel Foods Corp.	2,013	90,102
JM Smucker Co. (The)	840	97,860
Kellogg Co.	1,870	107,301
Kraft Heinz Co. (The)	4,591	149,896
Lamb Weston Holdings, Inc.	1,081	81,010
McCormick & Co., Inc. (Non-Voting)	899	135,416
Mondelez International, Inc., Class A	10,733	535,791
Tyson Foods, Inc., Class A	2,179	151,288

		2,027,501

Household Products (0.7%)
Church & Dwight Co., Inc.	1,818	129,496
Clorox Co. (The)	942	151,154
Colgate-Palmolive Co.	6,403	438,862
Kimberly-Clark Corp.	2,557	316,812
Procter & Gamble Co. (The)	70,966	7,384,012

		8,420,336

Personal Products (0.0%)
Coty, Inc., Class A(x)	3,262	37,513
Estee Lauder Cos., Inc. (The), Class A	1,623	268,688

		306,201

Tobacco (0.5%)
Altria Group, Inc.	13,965	802,010
Philip Morris International, Inc.	56,053	4,954,524

		5,756,534

Total Consumer Staples		32,183,793

Energy (3.7%)
Energy Equipment & Services (0.6%)
Baker Hughes a GE Co.	92,790	2,572,139
Halliburton Co.	61,467	1,800,983
Helmerich & Payne, Inc.	801	44,504
National Oilwell Varco, Inc.	2,830	75,391
Schlumberger Ltd.	35,347	1,540,069
TechnipFMC plc	3,141	73,876

		6,106,962

Oil, Gas & Consumable Fuels (3.1%)
Anadarko Petroleum Corp.	3,723	169,322
Apache Corp.	2,802	97,117
BP plc (ADR)	50,000	2,186,000
Cabot Oil & Gas Corp.	3,183	83,076
Chevron Corp.	54,106	6,664,777
Cimarex Energy Co.(x)	782	54,662
Concho Resources, Inc.	1,478	163,999
ConocoPhillips	8,420	561,951
Devon Energy Corp.	3,257	102,791
Diamondback Energy, Inc.	1,139	115,643
EOG Resources, Inc.	4,342	413,271
Exxon Mobil Corp.	91,449	7,389,079
Hess Corp.	1,930	116,244
HollyFrontier Corp.	1,177	57,991
Kinder Morgan, Inc.	14,465	289,445
Marathon Oil Corp.	6,137	102,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Marathon Petroleum Corp.	5,005	$299,549
Noble Energy, Inc.	3,542	87,594
Occidental Petroleum Corp.	45,574	3,016,999
ONEOK, Inc.	3,037	212,104
Phillips 66	3,132	298,072
Pioneer Natural Resources Co.	1,258	191,568
Royal Dutch Shell plc (ADR), Class A	110,000	6,884,900
TransCanada Corp.(x)	40,000	1,797,600
Valero Energy Corp.	3,069	260,343
Williams Cos., Inc. (The)	133,937	3,846,671

		35,463,317

Total Energy		41,570,279

Financials (4.7%)
Banks (3.0%)
Bank of America Corp.	241,759	6,670,131
Barclays plc	1,000,000	2,014,630
BB&T Corp.	5,689	264,709
Citigroup, Inc.	17,463	1,086,548
Citizens Financial Group, Inc.	3,454	112,255
Comerica, Inc.	1,194	87,544
Fifth Third Bancorp	5,749	144,990
First Republic Bank	1,209	121,456
Huntington Bancshares, Inc.	7,837	99,373
JPMorgan Chase & Co.	84,337	8,537,435
KeyCorp	7,331	115,463
M&T Bank Corp.	1,036	162,673
People’s United Financial, Inc.	2,787	45,818
PNC Financial Services Group, Inc. (The)‡	3,366	412,874
Regions Financial Corp.	7,633	108,007
SunTrust Banks, Inc.	3,317	196,532
SVB Financial Group*	393	87,387
US Bancorp	11,114	535,584
Wells Fargo & Co.	283,628	13,704,905
Zions Bancorp NA	1,313	59,623

		34,567,937

Capital Markets (0.5%)
Affiliated Managers Group, Inc.	389	41,666
Ameriprise Financial, Inc.	987	126,435
Bank of New York Mellon Corp. (The)	6,527	329,156
BlackRock, Inc.‡	897	383,351
Cboe Global Markets, Inc.	828	79,024
Charles Schwab Corp. (The)	8,754	374,321
CME Group, Inc.	2,672	439,758
E*TRADE Financial Corp.	1,767	82,042
Franklin Resources, Inc.	2,197	72,808
Goldman Sachs Group, Inc. (The)	2,527	485,159
Intercontinental Exchange, Inc.	4,205	320,169
Invesco Ltd.	3,037	58,644
Moody’s Corp.	1,231	222,922
Morgan Stanley	37,651	1,588,872
MSCI, Inc.	621	123,480
Nasdaq, Inc.	847	74,104
Northern Trust Corp.	1,634	147,730
Raymond James Financial, Inc.	952	76,550
S&P Global, Inc.	1,852	389,938
State Street Corp.	2,802	184,400
T. Rowe Price Group, Inc.	1,724	172,607

		5,773,136

Consumer Finance (0.1%)
American Express Co.	5,123	559,944
Capital One Financial Corp.	3,497	285,670
Discover Financial Services	2,406	171,211
Synchrony Financial	4,882	155,736

		1,172,561

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	14,435	2,899,847
Jefferies Financial Group, Inc.	1,804	33,897

		2,933,744

Insurance (0.8%)
Aflac, Inc.	5,514	275,700
Allstate Corp. (The)	2,467	232,342
American International Group, Inc.	6,410	276,015
Aon plc	1,778	303,505
Arthur J Gallagher & Co.	1,356	105,904
Assurant, Inc.	382	36,256
Brighthouse Financial, Inc.*	859	31,173
Chubb Ltd.	3,402	476,552
Cincinnati Financial Corp.	1,117	95,950
Everest Re Group Ltd.	300	64,788
Hartford Financial Services Group, Inc. (The)	2,648	131,659
Lincoln National Corp.	1,492	87,580
Loews Corp.	2,041	97,825
Marsh & McLennan Cos., Inc.	3,777	354,660
MetLife, Inc.	124,863	5,315,418
Principal Financial Group, Inc.	1,943	97,519
Progressive Corp. (The)	4,377	315,538
Prudential Financial, Inc.	3,049	280,142
Torchmark Corp.	758	62,118
Travelers Cos., Inc. (The)	1,955	268,148
Unum Group	1,615	54,635
Willis Towers Watson plc	959	168,448

		9,131,875

Total Financials		53,579,253

Health Care (5.0%)
Biotechnology (0.4%)
AbbVie, Inc.	10,957	883,025
Alexion Pharmaceuticals, Inc.*	1,687	228,049
Amgen, Inc.	4,623	878,277
Biogen, Inc.*	1,461	345,351
Celgene Corp.*	5,223	492,738
Gilead Sciences, Inc.	9,469	615,580
Incyte Corp.*	1,304	112,157
Regeneron Pharmaceuticals, Inc.*	586	240,623
Vertex Pharmaceuticals, Inc.*	1,916	352,448

		4,148,248

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	13,047	1,042,977
ABIOMED, Inc.*	333	95,102
Align Technology, Inc.*	537	152,685
Baxter International, Inc.	3,540	287,837
Becton Dickinson and Co.	2,001	499,710
Boston Scientific Corp.*	10,346	397,080
Cooper Cos., Inc. (The)	363	107,510
Danaher Corp.	4,664	615,741
Dentsply Sirona, Inc.	1,643	81,476
Edwards Lifesciences Corp.*	1,543	295,222
Hologic, Inc.*	1,989	96,268
IDEXX Laboratories, Inc.*	637	142,433
Intuitive Surgical, Inc.*	853	486,705
Medtronic plc	34,972	3,185,250
ResMed, Inc.	1,052	109,376
Stryker Corp.	2,293	452,913
Teleflex, Inc.	339	102,432
Varian Medical Systems, Inc.*	673	95,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Zimmer Biomet Holdings, Inc.	1,506	$192,316

		8,438,411

Health Care Providers & Services (0.4%)
AmerisourceBergen Corp.	1,158	92,084
Anthem, Inc.	1,910	548,132
Cardinal Health, Inc.	2,200	105,930
Centene Corp.*	3,034	161,105
Cigna Corp.	2,843	457,211
CVS Health Corp.	9,644	520,101
DaVita, Inc.*	931	50,544
HCA Healthcare, Inc.	1,982	258,413
Henry Schein, Inc.*	1,125	67,624
Humana, Inc.	994	264,404
Laboratory Corp. of America Holdings*	710	108,616
McKesson Corp.	1,396	163,416
Quest Diagnostics, Inc.	1,005	90,370
UnitedHealth Group, Inc.	7,125	1,761,727
Universal Health Services, Inc., Class B	629	84,141
WellCare Health Plans, Inc.*	369	99,538

		4,833,356

Health Care Technology (0.0%)
Cerner Corp.*	2,432	139,135

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	2,353	189,134
Illumina, Inc.*	1,103	342,691
IQVIA Holdings, Inc.*	1,170	168,304
Mettler-Toledo International, Inc.*	185	133,755
PerkinElmer, Inc.	821	79,112
Thermo Fisher Scientific, Inc.	2,993	819,244
Waters Corp.*	531	133,658

		1,865,898

Pharmaceuticals (3.3%)
Allergan plc	2,305	337,475
AstraZeneca plc	95,100	7,598,995
Bristol-Myers Squibb Co.	37,152	1,772,522
Eli Lilly & Co.	6,415	832,410
Johnson & Johnson	44,762	6,257,280
Merck & Co., Inc.	139,132	11,571,608
Mylan NV*	3,807	107,890
Nektar Therapeutics*	1,278	42,941
Perrigo Co. plc	923	44,452
Pfizer, Inc.	201,232	8,546,323
Zoetis, Inc.	3,547	357,077

		37,468,973

Total Health Care		56,894,021

Industrials (2.1%)
Aerospace & Defense (0.4%)
Arconic, Inc.	3,175	60,674
Boeing Co. (The)	3,899	1,487,157
General Dynamics Corp.	2,011	340,422
Harris Corp.	869	138,788
Huntington Ingalls Industries, Inc.	317	65,683
L3 Technologies, Inc.	606	125,060
Lockheed Martin Corp.	1,827	548,392
Northrop Grumman Corp.	1,262	340,235
Raytheon Co.	2,101	382,550
Textron, Inc.	1,694	85,818
TransDigm Group, Inc.*	358	162,529
United Technologies Corp.	6,033	777,593

		4,514,901

Air Freight & Logistics (0.2%)
Ceva Logistics AG(x)*	25,202	758,021
CH Robinson Worldwide, Inc.	1,015	88,295
Expeditors International of Washington, Inc.	1,274	96,697
FedEx Corp.	1,790	324,724
United Parcel Service, Inc., Class B	5,180	578,813

		1,846,550

Airlines (0.1%)
Alaska Air Group, Inc.	910	51,069
American Airlines Group, Inc.	2,864	90,961
Delta Air Lines, Inc.	4,606	237,900
Southwest Airlines Co.	3,635	188,693
United Continental Holdings, Inc.*	1,627	129,802

		698,425

Building Products (0.0%)
Allegion plc	702	63,678
AO Smith Corp.	1,062	56,626
Fortune Brands Home & Security, Inc.	1,044	49,705
Johnson Controls International plc	6,678	246,685
Masco Corp.	2,123	83,455

		500,149

Commercial Services & Supplies (0.1%)
Cintas Corp.	613	123,893
Copart, Inc.*	1,520	92,097
Republic Services, Inc.	1,605	129,010
Rollins, Inc.	1,087	45,241
Waste Management, Inc.	2,896	300,923

		691,164

Construction & Engineering (0.0%)
Fluor Corp.	1,024	37,683
Jacobs Engineering Group, Inc.	883	66,393
Quanta Services, Inc.	1,078	40,684

		144,760

Electrical Equipment (0.1%)
AMETEK, Inc.	1,649	136,817
Eaton Corp. plc	3,135	252,556
Emerson Electric Co.	4,546	311,265
Rockwell Automation, Inc.	891	156,335

		856,973

Industrial Conglomerates (0.5%)
3M Co.	19,274	4,004,752
General Electric Co.	64,737	646,722
Honeywell International, Inc.	5,417	860,870
Roper Technologies, Inc.	781	267,078

		5,779,422

Machinery (0.5%)
Caterpillar, Inc.	4,277	579,491
Cummins, Inc.	21,058	3,324,426
Deere & Co.	2,375	379,620
Dover Corp.	1,080	101,304
Flowserve Corp.	965	43,560
Fortive Corp.	2,170	182,041
Illinois Tool Works, Inc.	2,254	323,517
Ingersoll-Rand plc	1,814	195,821
PACCAR, Inc.	2,580	175,801
Parker-Hannifin Corp.	946	162,353
Pentair plc	1,179	52,477
Snap-on, Inc.	411	64,330
Stanley Black & Decker, Inc.	1,115	151,830
Wabtec Corp.	986	72,688
Xylem, Inc.	1,327	104,886

		5,914,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.0%)
Equifax, Inc.	890	$105,465
IHS Markit Ltd.*	2,745	149,273
Nielsen Holdings plc	2,621	62,039
Robert Half International, Inc.	897	58,449
Verisk Analytics, Inc.	1,215	161,595

		536,821

Road & Rail (0.2%)
CSX Corp.	5,753	430,439
JB Hunt Transport Services, Inc.	645	65,332
Kansas City Southern	751	87,101
Norfolk Southern Corp.	1,982	370,416
Union Pacific Corp.	5,373	898,366

		1,851,654

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,119	136,273
United Rentals, Inc.*	599	68,436
WW Grainger, Inc.	337	101,413

		306,122

Total Industrials		23,641,086

Information Technology (6.5%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	384	120,753
Cisco Systems, Inc.	32,683	1,764,555
F5 Networks, Inc.*	448	70,305
Juniper Networks, Inc.	2,548	67,445
Motorola Solutions, Inc.	1,207	169,487

		2,192,545

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,225	210,129
Corning, Inc.	5,757	190,557
FLIR Systems, Inc.	1,021	48,579
IPG Photonics Corp.*	264	40,070
Keysight Technologies, Inc.*	1,384	120,685
TE Connectivity Ltd.	2,532	204,459

		814,479

IT Services (0.9%)
Accenture plc, Class A	4,738	833,983
Akamai Technologies, Inc.*	1,202	86,195
Alliance Data Systems Corp.	346	60,543
Automatic Data Processing, Inc.	3,232	516,280
Broadridge Financial Solutions, Inc.	862	89,381
Cognizant Technology Solutions Corp., Class A	4,275	309,724
DXC Technology Co.	1,988	127,848
Fidelity National Information Services, Inc.	2,369	267,934
Fiserv, Inc.*	2,881	254,335
FleetCor Technologies, Inc.*	632	155,845
Gartner, Inc.*	671	101,777
Global Payments, Inc.	1,168	159,455
International Business Machines Corp.	19,213	2,710,954
Jack Henry & Associates, Inc.	571	79,221
Mastercard, Inc., Class A	6,708	1,579,399
Paychex, Inc.	2,359	189,192
PayPal Holdings, Inc.*	8,699	903,304
Total System Services, Inc.	1,183	112,397
VeriSign, Inc.*	785	142,525
Visa, Inc., Class A	13,008	2,031,719
Western Union Co. (The)	3,269	60,378

		10,772,389

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	6,493	165,701
Analog Devices, Inc.	42,733	4,498,503
Applied Materials, Inc.	47,054	1,866,162
Broadcom, Inc.	2,940	884,087
Intel Corp.	153,418	8,238,546
KLA-Tencor Corp.	1,226	146,397
Lam Research Corp.	11,115	1,989,696
Maxim Integrated Products, Inc.	2,045	108,733
Microchip Technology, Inc.(x)	31,746	2,633,648
Micron Technology, Inc.*	8,402	347,255
NVIDIA Corp.	4,503	808,559
Qorvo, Inc.*	922	66,135
QUALCOMM, Inc.	9,045	515,836
Skyworks Solutions, Inc.	1,311	108,131
Texas Instruments, Inc.	66,972	7,103,720
Xilinx, Inc.	1,868	236,844

		29,717,953

Software (1.7%)
Adobe, Inc.*	3,624	965,760
ANSYS, Inc.*	617	112,732
Autodesk, Inc.*	1,617	251,961
Cadence Design Systems, Inc.*	2,083	132,291
Citrix Systems, Inc.	945	94,179
Fortinet, Inc.*	1,069	89,764
Intuit, Inc.	1,937	506,351
Microsoft Corp.	124,097	14,636,000
Oracle Corp.	18,915	1,015,925
Red Hat, Inc.*	1,305	238,423
salesforce.com, Inc.*	5,683	900,017
Symantec Corp.	4,717	108,444
Synopsys, Inc.*	1,102	126,895

		19,178,742

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	53,252	10,115,217
Hewlett Packard Enterprise Co.	10,176	157,016
HP, Inc.	11,386	221,230
NetApp, Inc.	1,780	123,425
Seagate Technology plc	1,923	92,092
Western Digital Corp.	2,137	102,704
Xerox Corp.	1,524	48,738

		10,860,422

Total Information Technology		73,536,530

Materials (2.2%)
Chemicals (1.3%)
Air Products & Chemicals, Inc.	1,650	315,084
Albemarle Corp.	784	64,272
BASF SE	93,000	6,836,270
Celanese Corp.	935	92,200
CF Industries Holdings, Inc.	1,579	64,549
DowDuPont, Inc.	106,751	5,690,896
Eastman Chemical Co.	1,034	78,460
Ecolab, Inc.	1,877	331,365
FMC Corp.	994	76,359
International Flavors & Fragrances, Inc.(x)	748	96,335
Linde plc	4,099	721,137
LyondellBasell Industries NV, Class A	2,260	190,021
Mosaic Co. (The)	2,618	71,498
PPG Industries, Inc.	1,724	194,588
Sherwin-Williams Co. (The)	608	261,872

		15,084,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.0%)
Martin Marietta Materials, Inc.	463	$93,146
Vulcan Materials Co.	975	115,440

		208,586

Containers & Packaging (0.1%)
Avery Dennison Corp.	592	66,896
Ball Corp.	2,504	144,882
International Paper Co.	2,990	138,347
Packaging Corp. of America	698	69,367
Sealed Air Corp.	1,158	53,338
Westrock Co.	1,872	71,791

		544,621

Metals & Mining (0.8%)
Freeport-McMoRan, Inc.	10,697	137,884
Newmont Mining Corp.	33,032	1,181,555
Nucor Corp.	2,230	130,121
Rio Tinto plc (ADR)	125,000	7,356,250

		8,805,810

Total Materials		24,643,923

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	838	119,465
American Tower Corp. (REIT)	3,280	646,357
Apartment Investment & Management Co. (REIT), Class A	1,149	57,783
AvalonBay Communities, Inc. (REIT)	1,047	210,164
Boston Properties, Inc. (REIT)	1,140	152,623
Crown Castle International Corp. (REIT)	3,105	397,440
Digital Realty Trust, Inc. (REIT)	1,569	186,711
Duke Realty Corp. (REIT)	2,645	80,884
Equinix, Inc. (REIT)	618	280,053
Equity Residential (REIT)	2,720	204,870
Essex Property Trust, Inc. (REIT)	488	141,149
Extra Space Storage, Inc. (REIT)	934	95,184
Federal Realty Investment Trust (REIT)	545	75,128
HCP, Inc. (REIT)	3,525	110,333
Host Hotels & Resorts, Inc. (REIT)	245,478	4,639,534
Iron Mountain, Inc. (REIT)	2,113	74,927
Kimco Realty Corp. (REIT)	3,111	57,554
Macerich Co. (The) (REIT)	770	33,380
Mid-America Apartment Communities, Inc. (REIT)	840	91,837
Prologis, Inc. (REIT)	4,720	339,604
Public Storage (REIT)	1,107	241,082
Realty Income Corp. (REIT)	2,255	165,878
Regency Centers Corp. (REIT)	1,251	84,430
SBA Communications Corp. (REIT)*	837	167,115
Simon Property Group, Inc. (REIT)	2,313	421,452
SL Green Realty Corp. (REIT)	630	56,650
UDR, Inc. (REIT)	2,034	92,466
Ventas, Inc. (REIT)	2,632	167,948
Vornado Realty Trust (REIT)	1,278	86,188
Welltower, Inc. (REIT)	2,870	222,712
Weyerhaeuser Co. (REIT)	5,531	145,687

		9,846,588

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,340	115,713

Total Real Estate		9,962,301

Utilities (3.9%)
Electric Utilities (2.0%)
Alliant Energy Corp.	1,742	82,100
American Electric Power Co., Inc.	3,703	310,126
Duke Energy Corp.	67,494	6,074,460
Edison International	2,405	148,918
Entergy Corp.	1,407	134,551
Evergy, Inc.	1,853	107,567
Eversource Energy	2,339	165,952
Exelon Corp.	7,245	363,192
FirstEnergy Corp.	3,742	155,705
NextEra Energy, Inc.	3,556	687,446
Pinnacle West Capital Corp.	827	79,045
PPL Corp.	5,317	168,761
Southern Co. (The)	227,597	11,762,213
Xcel Energy, Inc.	48,795	2,742,767

		22,982,803

Gas Utilities (0.0%)
Atmos Energy Corp.	862	88,726

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	4,889	88,393
NRG Energy, Inc.	2,016	85,640

		174,033

Multi-Utilities (1.9%)
Ameren Corp.	1,804	132,684
CenterPoint Energy, Inc.	3,700	113,590
CMS Energy Corp.	2,092	116,190
Consolidated Edison, Inc.	2,386	202,357
Dominion Energy, Inc.	134,213	10,288,769
DTE Energy Co.	1,343	167,526
NiSource, Inc.	2,869	82,225
Public Service Enterprise Group, Inc.	3,731	221,659
Sempra Energy	77,063	9,699,149
WEC Energy Group, Inc.	2,329	184,177

		21,208,326

Water Utilities (0.0%)
American Water Works Co., Inc.	1,333	138,978

Total Utilities		44,592,866

Total Common Stocks (38.2%) (Cost $276,538,972)		432,745,033

SHORT-TERM INVESTMENTS:
Investment Company (5.7%)
JPMorgan Prime Money Market Fund, IM Shares	64,918,882	64,938,358

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.5%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $3,001,429, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $3,060,001.(xx)	$3,000,000	3,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $4,833,531, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $4,929,155.(xx)	$4,832,504	$4,832,504
NBC Global Finance Ltd., 2.60%, dated 3/29/19, due 4/5/19, repurchase price $5,002,528, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.875%-7.125%, maturing 10/31/19-8/15/48; total market value $5,414,820.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $33,754, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $36,155.(xx)	33,747	33,747
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $7,003,294, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/15/19-2/15/45; total market value $7,140,001.(xx)	7,000,000	7,000,000
Societe Generale SA, 2.51%, dated 3/29/19, due 4/1/19, repurchase price $8,801,841, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $9,787,375.(xx)	8,800,000	8,800,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $11,005,433, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $12,234,219.(xx)	11,000,000	11,000,000

Total Repurchase Agreements		39,666,251

Total Short-Term Investments (9.2%) (Cost $104,599,563)		104,604,609

Total Investments in Securities (97.9%) (Cost $952,410,897)		1,109,801,268
Other Assets Less Liabilities (2.1%)		24,005,611

Net Assets (100%)		$1,133,806,879

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $70,483,345 or 6.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $39,468,577. This was collateralized by $857,909 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $39,666,251 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2019.

Glossary:

ADR — American Depositary Receipt

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL — Insured by National Public Finance Guarantee Corp.

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	897	401,855	—	(50,135)	24,629	7,002	383,351	—	—
PNC Bank NA 3.250%, 1/22/28	250,000	239,934	227	—	—	11,384	251,545	2,031	—
PNC Financial Services Group, Inc. (The)	3,366	451,039	—	(59,464)	38,726	(17,427)	412,874	—	—
PNC Financial Services Group, Inc. (The) 3.900%, 4/29/24	250,000	247,340	—	(105)	—	9,662	256,897	2,438	—
PNC Financial Services Group, Inc. (The) 5.125%, 2/8/20	—	102,093	—	(102,256)	937	(774)	—	897	—

Total		1,442,261	227	(211,960)	64,292	9,847	1,304,667	5,366	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	778	6/2019	USD	110,390,420	2,622,516

					2,622,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Security	$—	$105,829	$—	$105,829
Common Stocks
Communication Services	32,229,644	—	—	32,229,644
Consumer Discretionary	36,423,956	3,487,381	—	39,911,337
Consumer Staples	32,183,793	—	—	32,183,793
Energy	41,570,279	—	—	41,570,279
Financials	51,564,623	2,014,630	—	53,579,253
Health Care	49,295,026	7,598,995	—	56,894,021
Industrials	22,883,065	758,021	—	23,641,086
Information Technology	73,536,530	—	—	73,536,530
Materials	17,807,653	6,836,270	—	24,643,923
Real Estate	9,962,301	—	—	9,962,301
Utilities	44,592,866	—	—	44,592,866
Convertible Bonds
Energy	—	2,583,922	—	2,583,922
Health Care	—	3,993,430	—	3,993,430
Corporate Bonds
Communication Services	—	40,818,784	—	40,818,784
Consumer Discretionary	—	13,057,537	—	13,057,537
Consumer Staples	—	12,155,674	—	12,155,674
Energy	—	48,081,466	—	48,081,466
Financials	—	63,971,383	—	63,971,383
Health Care	—	83,059,651	—	83,059,651
Industrials	—	12,466,265	—	12,466,265
Information Technology	—	9,428,150	—	9,428,150
Materials	—	12,728,840	—	12,728,840
Real Estate	—	6,613,183	—	6,613,183
Utilities	—	8,452,785	—	8,452,785
Foreign Government Securities	—	5,739,498	—	5,739,498
Futures	2,622,516	—	—	2,622,516
Loan Participations
Communication Services	—	979,598	—	979,598
Consumer Discretionary	—	9,605,674	—	9,605,674
Health Care	—	2,964,402	—	2,964,402
Industrials	—	1,660,402	—	1,660,402
Information Technology	—	3,938,132	—	3,938,132
Municipal Bonds	—	375,069	—	375,069
Preferred Stock
Financials	2,647,000	—	—	2,647,000
Short-Term Investments
Investment Company	64,938,358	—	—	64,938,358
Repurchase Agreements	—	39,666,251	—	39,666,251
Supranational	—	5,622,407	—	5,622,407
U.S. Government Agency Securities	—	5,977,215	—	5,977,215
U.S. Treasury Obligations	—	215,425,330	—	215,425,330

Total Assets	$482,257,610	$630,166,174	$—	$1,112,423,784

Total Liabilities	$—	$—	$—	$—

Total	$482,257,610	$630,166,174	$—	$1,112,423,784

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$185,872,476
Aggregate gross unrealized depreciation	(25,382,330)

Net unrealized appreciation	$160,490,146

Federal income tax cost of investments in securities and derivative instruments, if applicable	$951,933,638

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.2%)
ATN International, Inc.	595	$33,552
Cincinnati Bell, Inc.*	2,558	24,403
Cogent Communications Holdings, Inc.	2,401	130,254
Consolidated Communications Holdings, Inc.(x)	3,980	43,422
Frontier Communications Corp.(x)*	5,786	11,514
Intelsat SA(x)*	3,118	48,828
Iridium Communications, Inc.*	5,423	143,384
Ooma, Inc.*	1,056	13,982
ORBCOMM, Inc.(x)*	4,108	27,852
pdvWireless, Inc.*	511	17,967
Vonage Holdings Corp.*	12,495	125,450

		620,608

Entertainment (0.6%)
AMC Entertainment Holdings, Inc., Class A(x)	2,911	43,228
Cinemark Holdings, Inc.	26,400	1,055,736
Eros International plc*	1,983	18,125
Glu Mobile, Inc.*	6,183	67,642
IMAX Corp.*	3,014	68,358
Liberty Media Corp.-Liberty Braves, Class A*	538	15,032
Liberty Media Corp.-Liberty Braves, Class C*	2,059	57,178
LiveXLive Media, Inc.(x)*	1,574	8,468
Marcus Corp. (The)	1,095	43,855
Reading International, Inc., Class A*	915	14,603
Rosetta Stone, Inc.*	1,095	23,926
World Wrestling Entertainment, Inc., Class A	2,439	211,656

		1,627,807

Interactive Media & Services (0.2%)
Care.com, Inc.*	1,094	21,617
Cargurus, Inc.*	2,842	113,851
Cars.com, Inc.*	3,921	89,399
Liberty TripAdvisor Holdings, Inc., Class A*	4,172	59,201
Meet Group, Inc. (The)*	4,184	21,046
QuinStreet, Inc.*	2,555	34,211
Travelzoo*	266	3,564
TrueCar, Inc.*	5,163	34,282
Yelp, Inc.*	4,595	158,528

		535,699

Media (0.6%)
Beasley Broadcast Group, Inc., Class A	300	1,194
Boston Omaha Corp., Class A(x)*	279	6,958
Cardlytics, Inc.(x)*	299	4,946
Central European Media Enterprises Ltd., Class A(x)*	4,928	19,613
Clear Channel Outdoor Holdings, Inc., Class A*	2,277	12,182
Daily Journal Corp.*	60	12,846
Emerald Expositions Events, Inc.	1,399	17,767
Entercom Communications Corp., Class A(x)	7,294	38,294
Entravision Communications Corp., Class A	3,610	11,696
EW Scripps Co. (The), Class A	2,427	50,967
Fluent, Inc.(x)*	1,855	10,425
Gannett Co., Inc.	6,417	67,635
Gray Television, Inc.*	4,491	95,928
Hemisphere Media Group, Inc.*	983	13,860
Liberty Latin America Ltd., Class A*	2,498	48,311
Liberty Latin America Ltd., Class C*	6,429	125,044
Loral Space & Communications, Inc.*	765	27,578
MDC Partners, Inc., Class A*	3,284	7,389
Meredith Corp.(x)	2,238	123,672
MSG Networks, Inc., Class A*	3,311	72,014
National CineMedia, Inc.	4,364	30,766
New Media Investment Group, Inc.	3,379	35,480
New York Times Co. (The), Class A	7,446	244,601
Nexstar Media Group, Inc., Class A	2,537	274,935
Saga Communications, Inc., Class A	239	7,932
Scholastic Corp.	1,608	63,934
Sinclair Broadcast Group, Inc., Class A	3,834	147,532
TechTarget, Inc.*	1,180	19,199
TEGNA, Inc.	12,299	173,416
Tribune Publishing Co.*	993	11,708
WideOpenWest, Inc.*	1,658	15,088

		1,792,910

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,300	53,544
Gogo, Inc.(x)*	2,954	13,264
NII Holdings, Inc.*	4,989	9,778
Shenandoah Telecommunications Co.	2,650	117,554
Spok Holdings, Inc.	961	13,089

		207,229

Total Communication Services		4,784,253

Consumer Discretionary (8.1%)
Auto Components (1.4%)
American Axle & Manufacturing Holdings, Inc.*	6,286	89,953
Cooper Tire & Rubber Co.	2,870	85,784
Cooper-Standard Holdings, Inc.*	993	46,631
Dana, Inc.	8,269	146,692
Dorman Products, Inc.*	1,517	133,633
Fox Factory Holding Corp.*	2,044	142,855
Gentex Corp.	3,900	80,652
Gentherm, Inc.*	1,974	72,762
LCI Industries	36,845	2,830,433
Modine Manufacturing Co.*	2,766	38,364
Motorcar Parts of America, Inc.(x)*	1,065	20,097
Shiloh Industries, Inc.*	902	4,961
Standard Motor Products, Inc.	1,181	57,987
Stoneridge, Inc.*	1,563	45,108
Superior Industries International, Inc.	1,368	6,512
Tenneco, Inc., Class A	2,900	64,264
Tower International, Inc.	1,113	23,406

		3,890,094

Automobiles (0.0%)
Winnebago Industries, Inc.	1,724	53,702

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,581	95,832
Funko, Inc., Class A*	598	12,989
Weyco Group, Inc.	308	9,536

		118,357

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	3,173	146,973
American Public Education, Inc.*	922	27,771
Career Education Corp.*	3,831	63,288
Carriage Services, Inc.	983	18,923
Chegg, Inc.*	6,143	234,171
Houghton Mifflin Harcourt Co.*	6,063	44,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
K12, Inc.*	2,122	$72,424
Laureate Education, Inc., Class A*	5,333	79,835
Regis Corp.*	1,654	32,534
Sotheby’s*	1,809	68,290
Strategic Education, Inc.	1,183	155,340
Weight Watchers International, Inc.*	2,181	43,947

		987,574

Hotels, Restaurants & Leisure (1.6%)
BBX Capital Corp.	3,675	21,756
Belmond Ltd., Class A*	5,060	126,146
Biglari Holdings, Inc., Class A*	5	3,677
Biglari Holdings, Inc., Class B*	56	7,916
BJ’s Restaurants, Inc.	1,173	55,459
Bloomin’ Brands, Inc.	4,620	94,479
Bluegreen Vacations Corp.(x)	416	6,182
Boyd Gaming Corp.	4,670	127,771
Brinker International, Inc.	25,473	1,130,492
Carrols Restaurant Group, Inc.*	1,967	19,611
Century Casinos, Inc.*	1,599	14,487
Cheesecake Factory, Inc. (The)	2,372	116,038
Churchill Downs, Inc.	2,007	181,152
Chuy’s Holdings, Inc.*	932	21,222
Cracker Barrel Old Country Store, Inc.(x)	1,085	175,347
Dave & Buster’s Entertainment, Inc.	2,143	106,871
Del Frisco’s Restaurant Group, Inc.*	1,777	11,391
Del Taco Restaurants, Inc.*	1,764	17,746
Denny’s Corp.*	3,331	61,124
Dine Brands Global, Inc.	944	86,178
Drive Shack, Inc.*	3,411	15,315
El Pollo Loco Holdings, Inc.*	1,270	16,523
Eldorado Resorts, Inc.*	3,728	174,060
Empire Resorts, Inc.(x)*	191	1,920
Fiesta Restaurant Group, Inc.*	1,345	17,633
Golden Entertainment, Inc.*	989	14,004
Habit Restaurants, Inc. (The), Class A*	1,154	12,486
International Speedway Corp., Class A	1,259	54,930
J Alexander’s Holdings, Inc.*	624	6,128
Jack in the Box, Inc.	1,404	113,808
Lindblad Expeditions Holdings, Inc.(x)*	1,239	18,895
Marriott Vacations Worldwide Corp.	2,212	206,822
Monarch Casino & Resort, Inc.*	642	28,197
Nathan’s Famous, Inc.	161	11,012
Noodles & Co.(x)*	699	4,753
Papa John’s International, Inc.(x)	1,287	68,147
Penn National Gaming, Inc.*	6,189	124,399
Planet Fitness, Inc., Class A*	4,930	338,790
PlayAGS, Inc.*	1,221	29,218
Potbelly Corp.*	1,285	10,935
RCI Hospitality Holdings, Inc.	548	12,588
Red Lion Hotels Corp.*	845	6,828
Red Robin Gourmet Burgers, Inc.*	757	21,809
Red Rock Resorts, Inc., Class A	3,961	102,392
Ruth’s Hospitality Group, Inc.	1,611	41,225
Scientific Games Corp., Class A(x)*	3,110	63,506
SeaWorld Entertainment, Inc.*	3,118	80,320
Shake Shack, Inc., Class A*	1,394	82,455
Speedway Motorsports, Inc.	644	9,319
Texas Roadhouse, Inc.	3,829	238,125
Town Sports International Holdings, Inc.*	797	3,794
Wingstop, Inc.	1,647	125,221

		4,440,602

Household Durables (1.0%)
Bassett Furniture Industries, Inc.	569	9,337
Beazer Homes USA, Inc.*	1,767	20,338
Cavco Industries, Inc.*	492	57,825
Century Communities, Inc.(x)*	1,432	34,325
Ethan Allen Interiors, Inc.	1,305	24,965
Flexsteel Industries, Inc.	465	10,783
GoPro, Inc., Class A(x)*	6,437	41,840
Green Brick Partners, Inc.*	1,435	12,556
Hamilton Beach Brands Holding Co., Class A(x)	356	7,640
Helen of Troy Ltd.*	1,421	164,779
Hooker Furniture Corp.	657	18,941
Hovnanian Enterprises, Inc., Class A(x)*	270	2,961
Installed Building Products, Inc.*	1,263	61,255
iRobot Corp.(x)*	1,529	179,948
KB Home	4,880	117,950
La-Z-Boy, Inc.	2,662	87,819
LGI Homes, Inc.(x)*	1,045	62,951
Lifetime Brands, Inc.	653	6,171
Lovesac Co. (The)*	280	7,787
M.D.C. Holdings, Inc.	2,776	80,671
M/I Homes, Inc.*	1,474	39,238
Meritage Homes Corp.*	2,186	97,736
New Home Co., Inc. (The)*	641	3,051
Purple Innovation, Inc.(x)*	353	1,638
Roku, Inc.(x)*	2,422	156,243
Skyline Champion Corp.	1,860	35,340
Sonos, Inc.*	847	8,716
Taylor Morrison Home Corp., Class A*	6,219	110,387
Toll Brothers, Inc.	23,725	858,845
TopBuild Corp.*	2,017	130,742
TRI Pointe Group, Inc.*	8,043	101,664
Tupperware Brands Corp.	2,789	71,343
Turtle Beach Corp.(x)*	437	4,964
Universal Electronics, Inc.*	750	27,863
Vuzix Corp.(x)*	1,318	4,033
William Lyon Homes, Class A(x)*	1,837	28,235
ZAGG, Inc.*	1,535	13,922

		2,704,802

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	1,535	27,983
Duluth Holdings, Inc., Class B(x)*	469	11,181
Etsy, Inc.*	6,714	451,315
Gaia, Inc.(x)*	619	5,664
Groupon, Inc.*	24,954	88,587
Lands’ End, Inc.*	590	9,800
Leaf Group Ltd.*	994	7,972
Liberty Expedia Holdings, Inc., Class A*	3,081	131,867
Liquidity Services, Inc.*	1,457	11,233
Overstock.com, Inc.(x)*	1,317	21,889
PetMed Express, Inc.(x)	1,129	25,719
Quotient Technology, Inc.*	4,551	44,918
Remark Holdings, Inc.(x)*	1,550	2,867
Shutterfly, Inc.*	1,868	75,916
Shutterstock, Inc.	1,070	49,894
Stamps.com, Inc.*	996	81,084

		1,047,889

Leisure Products (0.1%)
Acushnet Holdings Corp.	1,952	45,169
American Outdoor Brands Corp.*	3,033	28,328
Callaway Golf Co.	5,296	84,365
Clarus Corp.	1,226	15,705
Escalade, Inc.	559	6,244

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Outdoors, Inc., Class A	280	$19,981
Malibu Boats, Inc., Class A*	1,146	45,359
Marine Products Corp.	412	5,550
MasterCraft Boat Holdings, Inc.*	1,035	23,360
Nautilus, Inc.*	1,737	9,658
Sturm Ruger & Co., Inc.	954	50,581
Vista Outdoor, Inc.*	3,250	26,032
YETI Holdings, Inc.(x)*	973	29,433

		389,765

Multiline Retail (0.1%)
Big Lots, Inc.	2,241	85,203
Dillard’s, Inc., Class A(x)	594	42,780
JC Penney Co., Inc.(x)*	16,971	25,287
Ollie’s Bargain Outlet Holdings, Inc.*	2,811	239,862

		393,132

Specialty Retail (2.0%)
Aaron’s, Inc.	3,923	206,350
Abercrombie & Fitch Co., Class A	3,779	103,582
American Eagle Outfitters, Inc.	9,126	202,323
America’s Car-Mart, Inc.*	334	30,507
Asbury Automotive Group, Inc.*	1,025	71,094
Ascena Retail Group, Inc.*	9,877	10,667
At Home Group, Inc.*	2,578	46,043
Barnes & Noble Education, Inc.*	2,098	8,812
Barnes & Noble, Inc.	3,364	18,266
Bed Bath & Beyond, Inc.(x)	7,313	124,248
Big 5 Sporting Goods Corp.(x)	1,296	4,121
Boot Barn Holdings, Inc.*	1,546	45,514
Buckle, Inc. (The)(x)	1,580	29,578
Caleres, Inc.	90,088	2,224,273
Camping World Holdings, Inc., Class A(x)	1,844	25,650
Carvana Co.(x)*	1,812	105,205
Cato Corp. (The), Class A	1,229	18,410
Chico’s FAS, Inc.	7,226	30,855
Children’s Place, Inc. (The)	902	87,747
Citi Trends, Inc.	717	13,845
Conn’s, Inc.(x)*	1,134	25,923
Container Store Group, Inc. (The)*	895	7,876
DSW, Inc., Class A	3,888	86,391
Express, Inc.*	4,082	17,471
Five Below, Inc.*	3,092	384,181
Francesca’s Holdings Corp.(x)*	1,992	1,347
GameStop Corp., Class A(x)	5,680	57,709
Genesco, Inc.*	1,104	50,287
GNC Holdings, Inc., Class A(x)*	4,631	12,643
Group 1 Automotive, Inc.	987	63,859
Guess?, Inc.	3,256	63,818
Haverty Furniture Cos., Inc.	1,050	22,974
Hibbett Sports, Inc.*	1,139	25,981
Hudson Ltd., Class A*	2,244	30,855
J. Jill, Inc.	714	3,920
Kirkland’s, Inc.*	868	6,102
Lithia Motors, Inc., Class A	1,221	113,248
Lumber Liquidators Holdings, Inc.(x)*	1,670	16,867
MarineMax, Inc.*	1,183	22,666
Monro, Inc.	1,803	155,996
Murphy USA, Inc.*	1,686	144,355
National Vision Holdings, Inc.*	3,566	112,079
Office Depot, Inc.	30,174	109,532
Party City Holdco, Inc.(x)*	3,139	24,924
Pier 1 Imports, Inc.(x)	4,505	3,440
Rent-A-Center, Inc.*	2,552	53,260
RH(x)*	1,064	109,539
RTW RetailWinds, Inc.*	1,568	3,763
Sally Beauty Holdings, Inc.*	6,863	126,348
Shoe Carnival, Inc.(x)	610	20,758
Signet Jewelers Ltd.	2,941	79,878
Sleep Number Corp.*	1,849	86,903
Sonic Automotive, Inc., Class A	1,373	20,334
Sportsman’s Warehouse Holdings, Inc.*	2,254	10,819
Tailored Brands, Inc.(x)	2,812	22,046
Tile Shop Holdings, Inc.	2,301	13,024
Tilly’s, Inc., Class A	1,151	12,811
Winmark Corp.	138	26,025
Zumiez, Inc.*	1,048	26,085

		5,583,127

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.	18,516	1,866,227
Crocs, Inc.*	3,800	97,850
Culp, Inc.	630	12,115
Deckers Outdoor Corp.*	1,655	243,268
Fossil Group, Inc.(x)*	2,579	35,384
G-III Apparel Group Ltd.*	2,459	98,262
Movado Group, Inc.	881	32,051
Oxford Industries, Inc.	945	71,121
Rocky Brands, Inc.	378	9,057
Steven Madden Ltd.	4,923	166,594
Superior Group of Cos., Inc.	505	8,393
Unifi, Inc.*	14,631	283,110
Vera Bradley, Inc.*	1,302	17,251
Wolverine World Wide, Inc.	5,216	186,368

		3,127,051

Total Consumer Discretionary		22,736,095

Consumer Staples (4.1%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	458	134,986
Castle Brands, Inc.(x)*	5,361	3,734
Celsius Holdings, Inc.(x)*	1,254	5,342
Coca-Cola Consolidated, Inc.	269	77,426
Craft Brew Alliance, Inc.*	776	10,849
MGP Ingredients, Inc.(x)	739	57,014
National Beverage Corp.(x)	676	39,026
Primo Water Corp.*	1,837	28,400

		356,777

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	1,543	49,731
BJ’s Wholesale Club Holdings, Inc.*	7,070	193,718
Chefs’ Warehouse, Inc. (The)*	1,249	38,781
Ingles Markets, Inc., Class A	821	22,676
Natural Grocers by Vitamin Cottage, Inc.*	543	6,489
Performance Food Group Co.*	5,752	228,009
PriceSmart, Inc.	1,254	73,836
Rite Aid Corp.(x)*	59,512	37,790
Smart & Final Stores, Inc.*	1,559	7,701
SpartanNash Co.	2,083	33,057
United Natural Foods, Inc.*	2,871	37,955
Village Super Market, Inc., Class A	503	13,747
Weis Markets, Inc.	539	21,997

		765,487

Food Products (3.4%)
Alico, Inc.	147	4,000
B&G Foods, Inc.(x)	3,735	91,209
Calavo Growers, Inc.	890	74,626
Cal-Maine Foods, Inc.	1,770	78,995
Dairy Crest Group plc	391,661	3,167,838
Darling Ingredients, Inc.*	9,270	200,696
Dean Foods Co.	5,176	15,683

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Farmer Brothers Co.*	521	$10,425
Fresh Del Monte Produce, Inc.	1,750	47,303
Freshpet, Inc.*	1,513	63,985
Hostess Brands, Inc.*	5,582	69,775
J&J Snack Foods Corp.	848	134,696
John B Sanfilippo & Son, Inc.	478	34,354
Lancaster Colony Corp.	1,067	167,188
Landec Corp.*	88,270	1,083,956
Limoneira Co.	827	19,459
Maple Leaf Foods, Inc.	172,056	3,979,684
Sanderson Farms, Inc.	1,097	144,628
Seneca Foods Corp., Class A*	374	9,200
Simply Good Foods Co. (The)*	3,386	69,718
Tootsie Roll Industries, Inc.(x)	947	35,269

		9,502,687

Household Products (0.1%)
Central Garden & Pet Co.(x)*	599	15,310
Central Garden & Pet Co., Class A*	2,282	53,057
Oil-Dri Corp. of America	261	8,128
WD-40 Co.	771	130,638

		207,133

Personal Products (0.1%)
Edgewell Personal Care Co.*	3,060	134,303
elf Beauty, Inc.(x)*	1,286	13,632
Inter Parfums, Inc.	971	73,670
Medifast, Inc.	662	84,438
Natural Health Trends Corp.	440	5,702
Nature’s Sunshine Products, Inc.*	420	3,902
Revlon, Inc., Class A(x)*	477	9,244
USANA Health Sciences, Inc.*	717	60,135

		385,026

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	6,530	11,166
Pyxus International, Inc.(x)*	464	11,085
Turning Point Brands, Inc.	449	20,694
Universal Corp.	1,398	80,567
Vector Group Ltd.	5,920	63,877

		187,389

Total Consumer Staples		11,404,499

Energy (2.9%)
Energy Equipment & Services (1.9%)
Archrock, Inc.	7,051	68,959
Basic Energy Services, Inc.*	1,076	4,089
Bristow Group, Inc.(x)*	1,866	2,071
C&J Energy Services, Inc.*	3,673	57,005
Cactus, Inc., Class A*	2,186	77,822
CARBO Ceramics, Inc.(x)*	1,258	4,403
Covia Holdings Corp.(x)*	1,786	9,984
Dawson Geophysical Co.*	1,110	3,252
Diamond Offshore Drilling, Inc.(x)*	3,573	37,481
Dril-Quip, Inc.*	1,907	87,436
Era Group, Inc.*	1,044	12,048
Exterran Corp.*	1,815	30,583
Forum Energy Technologies, Inc.(x)*	4,532	23,158
Frank’s International NV*	4,100	25,461
FTS International, Inc.*	1,724	17,240
Helix Energy Solutions Group, Inc.*	7,905	62,528
Hunting plc	436,595	3,380,583
Independence Contract Drilling, Inc.*	3,393	9,399
ION Geophysical Corp.*	593	8,563
Keane Group, Inc.*	3,010	32,779
Key Energy Services, Inc.(x)*	627	2,546
KLX Energy Services Holdings, Inc.*	1,137	28,584
Liberty Oilfield Services, Inc., Class A(x)	2,578	39,675
Mammoth Energy Services, Inc.	690	11,488
Matrix Service Co.*	1,452	28,430
McDermott International, Inc.*	10,283	76,505
Natural Gas Services Group, Inc.*	30,829	533,650
NCS Multistage Holdings, Inc.(x)*	518	2,683
Newpark Resources, Inc.*	4,875	44,655
Nine Energy Service, Inc.*	805	18,233
Noble Corp. plc*	13,699	39,316
Oceaneering International, Inc.*	5,696	89,826
Oil States International, Inc.*	3,362	57,019
Pioneer Energy Services Corp.*	4,456	7,887
Profire Energy, Inc.*	1,263	2,261
ProPetro Holding Corp.*	3,996	90,070
Quintana Energy Services, Inc.(x)*	531	2,294
RigNet, Inc.*	828	8,090
Rowan Cos. plc, Class A*	7,181	77,483
SEACOR Holdings, Inc.*	982	41,519
SEACOR Marine Holdings, Inc.*	914	12,165
Select Energy Services, Inc., Class A(x)*	2,536	30,483
Smart Sand, Inc.(x)*	1,341	5,967
Solaris Oilfield Infrastructure, Inc., Class A(x)	1,450	23,838
Superior Energy Services, Inc.*	8,640	40,349
TETRA Technologies, Inc.*	6,540	15,304
Tidewater, Inc.(x)*	1,393	32,304
Unit Corp.*	2,887	41,111
US Silica Holdings, Inc.	4,363	75,742

		5,434,321

Oil, Gas & Consumable Fuels (1.0%)
Abraxas Petroleum Corp.*	8,877	11,096
Adams Resources & Energy, Inc.	144	5,625
Alta Mesa Resources, Inc., Class A(x)*	5,397	1,432
Approach Resources, Inc.(x)*	2,668	944
Arch Coal, Inc., Class A(x)	950	86,706
Ardmore Shipping Corp.*	2,009	12,375
Berry Petroleum Corp.	2,836	32,727
Bonanza Creek Energy, Inc.*	1,087	24,664
California Resources Corp.(x)*	2,556	65,715
Callon Petroleum Co.*	13,069	98,671
Carrizo Oil & Gas, Inc.*	4,861	60,617
Clean Energy Fuels Corp.*	8,412	25,993
CONSOL Energy, Inc.*	1,585	54,239
CVR Energy, Inc.	1,027	42,312
Delek US Holdings, Inc.	4,610	167,896
Denbury Resources, Inc.(x)*	25,610	52,500
DHT Holdings, Inc.	5,202	23,201
Dorian LPG Ltd.*	1,375	8,827
Earthstone Energy, Inc., Class A(x)*	844	5,976
Energy Fuels, Inc.*	4,126	13,740
EP Energy Corp., Class A(x)*	2,429	632
Evolution Petroleum Corp.	1,365	9,214
Frontline Ltd.(x)*	4,259	27,513
GasLog Ltd.	2,319	40,490
Golar LNG Ltd.	5,359	113,021
Goodrich Petroleum Corp.*	431	5,862
Green Plains, Inc.	2,309	38,514
Gulfport Energy Corp.*	9,867	79,133
Halcon Resources Corp.(x)*	7,736	10,444
Hallador Energy Co.	929	4,887
HighPoint Resources Corp.*	5,840	12,906
International Seaways, Inc.*	1,245	21,339
Isramco, Inc.*	39	4,407
Jagged Peak Energy, Inc.(x)*	3,621	37,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Laredo Petroleum, Inc.*	8,524	$26,339
Lilis Energy, Inc.(x)*	2,610	3,054
Matador Resources Co.(x)*	6,015	116,270
Midstates Petroleum Co., Inc.*	711	6,946
Montage Resources Corp.(x)*	360	5,414
NACCO Industries, Inc., Class A	221	8,447
NextDecade Corp.*	152	839
Nordic American Tankers Ltd.(x)	7,665	15,483
Northern Oil and Gas, Inc.(x)*	10,762	29,488
Oasis Petroleum, Inc.*	15,370	92,835
Overseas Shipholding Group, Inc., Class A*	3,196	7,319
Panhandle Oil and Gas, Inc., Class A	876	13,753
Par Pacific Holdings, Inc.*	1,681	29,939
PDC Energy, Inc.(x)*	3,783	153,892
Peabody Energy Corp.	4,444	125,899
Penn Virginia Corp.*	702	30,958
Renewable Energy Group, Inc.*	2,120	46,555
REX American Resources Corp.*	312	25,150
Ring Energy, Inc.*	3,225	18,931
SandRidge Energy, Inc.*	1,748	14,019
Scorpio Tankers, Inc.	2,600	51,584
SemGroup Corp., Class A	4,501	66,345
Ship Finance International Ltd.	4,676	57,702
SilverBow Resources, Inc.*	436	10,028
Southwestern Energy Co.*	33,485	157,045
SRC Energy, Inc.*	13,675	70,016
Talos Energy, Inc.*	1,072	28,472
Teekay Corp.	3,871	15,174
Teekay Tankers Ltd., Class A*	9,764	9,472
Tellurian, Inc.(x)*	4,879	54,645
Ultra Petroleum Corp.*	9,098	5,550
Uranium Energy Corp.(x)*	10,218	14,305
W&T Offshore, Inc.*	5,252	36,239
World Fuel Services Corp.	3,794	109,609
Zion Oil & Gas, Inc.(x)*	2,961	2,236

		2,661,482

Total Energy		8,095,803

Financials (17.9%)
Banks (10.3%)
1st Constitution Bancorp	364	6,468
1st Source Corp.	811	36,422
ACNB Corp.	360	13,320
Allegiance Bancshares, Inc.*	687	23,166
Amalgamated Bank, Class A	777	12,160
American National Bankshares, Inc.	511	17,844
Ameris Bancorp	2,443	83,917
Ames National Corp.	452	12,389
Arrow Financial Corp.	685	22,530
Atlantic Capital Bancshares, Inc.*	1,417	25,265
Auburn National Bancorporation, Inc.	126	4,968
Banc of California, Inc.	2,441	33,783
BancFirst Corp.	1,029	53,662
Bancorp, Inc. (The)*	2,812	22,721
BancorpSouth Bank	5,232	147,647
Bank of Commerce Holdings	924	9,748
Bank of Marin Bancorp	748	30,436
Bank of NT Butterfield & Son Ltd. (The)	3,099	111,192
Bank of Princeton (The)	312	9,900
Bankwell Financial Group, Inc.	355	10,359
Banner Corp.	1,790	96,964
Bar Harbor Bankshares	924	23,904
Baycom Corp.*	580	13,131
BCB Bancorp, Inc.	805	10,787
Berkshire Hills Bancorp, Inc.	2,276	61,998
Blue Hills Bancorp, Inc.	1,368	32,695
Boston Private Financial Holdings, Inc.	4,719	51,720
Bridge Bancorp, Inc.	923	27,044
Brookline Bancorp, Inc.	4,472	64,397
Bryn Mawr Bank Corp.	55,563	2,007,491
Business First Bancshares, Inc.(x)	619	15,190
Byline Bancorp, Inc.*	908	16,780
C&F Financial Corp.	197	9,968
Cadence Bancorp	6,860	127,253
Cambridge Bancorp	214	17,730
Camden National Corp.	878	36,630
Capital Bancorp, Inc.*	398	4,625
Capital City Bank Group, Inc.	605	13,177
Capstar Financial Holdings, Inc.	525	7,581
Carolina Financial Corp.	1,226	42,407
Cathay General Bancorp	4,200	142,422
CB Financial Services, Inc.	246	5,838
CBTX, Inc.	1,042	33,834
CenterState Bank Corp.	5,075	120,836
Central Pacific Financial Corp.	1,462	42,164
Central Valley Community Bancorp	643	12,571
Century Bancorp, Inc., Class A	179	13,067
Chemical Financial Corp.	59,432	2,446,221
Chemung Financial Corp.	185	8,682
Citizens & Northern Corp.	628	15,725
City Holding Co.	855	65,142
Civista Bancshares, Inc.	793	17,311
CNB Financial Corp.	900	22,743
Coastal Financial Corp.*	293	4,978
Codorus Valley Bancorp, Inc.	536	11,444
Columbia Banking System, Inc.	93,973	3,071,977
Community Bank System, Inc.	2,790	166,758
Community Bankers Trust Corp.	1,280	9,370
Community Financial Corp. (The)	237	6,724
Community Trust Bancorp, Inc.	900	36,954
ConnectOne Bancorp, Inc.	1,744	34,357
County Bancorp, Inc.	279	4,910
Customers Bancorp, Inc.*	1,635	29,937
CVB Financial Corp.	6,235	131,247
Eagle Bancorp, Inc.*	1,760	88,352
Enterprise Bancorp, Inc.	546	15,687
Enterprise Financial Services Corp.	1,280	52,186
Equity Bancshares, Inc., Class A*	744	21,427
Esquire Financial Holdings, Inc.*	289	6,578
Evans Bancorp, Inc.	281	10,018
Farmers & Merchants Bancorp, Inc.	526	15,833
Farmers National Banc Corp.	1,486	20,492
FB Financial Corp.	949	30,140
Fidelity D&D Bancorp, Inc.(x)	159	9,400
Fidelity Southern Corp.	1,309	35,854
Financial Institutions, Inc.	902	24,516
First Bancorp (Nasdaq Stock Exchange)	1,629	56,624
First Bancorp (Quotrix Stock Exchange)	12,061	138,219
First Bancorp, Inc.	555	13,831
First Bancshares, Inc. (The)	672	20,765
First Bank	927	10,688
First Busey Corp.	2,496	60,902
First Business Financial Services, Inc.	396	7,928
First Choice Bancorp(x)	500	10,750
First Commonwealth Financial Corp.	5,664	71,366
First Community Bankshares, Inc.	902	29,892
First Community Corp.	379	7,228
First Financial Bancorp	5,420	130,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Financial Bankshares, Inc.	3,646	$210,666
First Financial Corp.	686	28,812
First Financial Northwest, Inc.	529	8,332
First Foundation, Inc.	2,229	30,248
First Guaranty Bancshares, Inc.(x)	253	5,186
First Horizon National Corp.	222,600	3,111,948
First Internet Bancorp	490	9,472
First Interstate BancSystem, Inc., Class A	1,818	72,393
First Merchants Corp.	2,740	100,969
First Mid-Illinois Bancshares, Inc.	776	25,856
First Midwest Bancorp, Inc.	5,822	119,118
First Northwest Bancorp	672	10,463
First of Long Island Corp. (The)	74,767	1,639,640
First Savings Financial Group, Inc.	116	6,270
First United Corp.	364	6,283
Flushing Financial Corp.	1,549	33,970
Franklin Financial Network, Inc.	733	21,264
Fulton Financial Corp.	9,343	144,630
FVCBankcorp, Inc.(x)*	116	1,962
German American Bancorp, Inc.	23,609	694,105
Glacier Bancorp, Inc.	28,360	1,136,385
Great Southern Bancorp, Inc.	612	31,763
Great Western Bancorp, Inc.	3,135	99,035
Guaranty Bancshares, Inc.	424	12,389
Hancock Whitney Corp.	4,693	189,597
Hanmi Financial Corp.	1,613	34,309
HarborOne Bancorp, Inc.*	730	12,556
Heartland Financial USA, Inc.	1,664	70,970
Heritage Commerce Corp.	2,224	26,910
Heritage Financial Corp.	2,020	60,883
Hilltop Holdings, Inc.	4,111	75,026
Home BancShares, Inc.	8,637	151,752
HomeTrust Bancshares, Inc.	944	23,789
Hope Bancorp, Inc.	6,909	90,370
Horizon Bancorp, Inc.	2,142	34,465
Howard Bancorp, Inc.*	723	10,708
IBERIABANK Corp.	3,071	220,221
Independent Bank Corp./MA	1,521	123,216
Independent Bank Corp./MI	1,228	26,402
Independent Bank Group, Inc.	1,764	90,476
International Bancshares Corp.	3,168	120,479
Investar Holding Corp.	499	11,332
Investors Bancorp, Inc.	13,234	156,823
Lakeland Bancorp, Inc.	2,620	39,117
Lakeland Financial Corp.	57,895	2,618,012
LCNB Corp.	509	8,729
LegacyTexas Financial Group, Inc.	2,683	100,317
Level One Bancorp, Inc.(x)	291	6,769
Live Oak Bancshares, Inc.	1,443	21,082
Macatawa Bank Corp.	1,606	15,964
Malvern Bancorp, Inc.*	386	7,766
MBT Financial Corp.	1,098	11,002
Mercantile Bank Corp.	907	29,677
Metropolitan Bank Holding Corp.*	363	12,629
Mid Penn Bancorp, Inc.	277	6,786
Middlefield Banc Corp.	160	6,594
Midland States Bancorp, Inc.	1,180	28,391
MidSouth Bancorp, Inc.	812	9,265
MidWestOne Financial Group, Inc.	687	18,721
MutualFirst Financial, Inc.	314	9,411
MVB Financial Corp.	422	6,435
National Bank Holdings Corp., Class A	1,621	53,914
National Bankshares, Inc.	370	15,854
National Commerce Corp.*	1,026	40,229
NBT Bancorp, Inc.	2,381	85,740
Nicolet Bankshares, Inc.*	465	27,714
Northeast Bancorp	384	7,941
Northrim Bancorp, Inc.	408	14,043
Norwood Financial Corp.	351	10,825
Oak Valley Bancorp(x)	404	7,127
OFG Bancorp	2,477	49,020
Ohio Valley Banc Corp.	244	8,821
Old Line Bancshares, Inc.	860	21,440
Old National Bancorp	8,619	141,352
Old Second Bancorp, Inc.	1,744	21,957
Opus Bank	1,134	22,453
Origin Bancorp, Inc.(x)	1,011	34,425
Orrstown Financial Services, Inc.	426	7,919
Pacific City Financial Corp.	639	11,151
Pacific Mercantile Bancorp*	905	6,896
Pacific Premier Bancorp, Inc.	2,582	68,500
Park National Corp.	758	71,820
Parke Bancorp, Inc.	373	7,792
Peapack Gladstone Financial Corp.	996	26,115
Penns Woods Bancorp, Inc.	316	12,988
Peoples Bancorp of North Carolina, Inc.	278	7,395
Peoples Bancorp, Inc.	32,527	1,007,361
Peoples Financial Services Corp.	377	17,055
People’s Utah Bancorp	872	22,995
Preferred Bank	792	35,616
Premier Financial Bancorp, Inc.	695	10,918
QCR Holdings, Inc.	724	24,558
RBB Bancorp	763	14,344
Reliant Bancorp, Inc.	556	12,410
Renasant Corp.	2,615	88,518
Republic Bancorp, Inc., Class A	541	24,194
Republic First Bancorp, Inc.*	2,438	12,799
S&T Bancorp, Inc.	1,955	77,281
Sandy Spring Bancorp, Inc.	1,973	61,715
SB One Bancorp	378	8,210
Seacoast Banking Corp. of Florida*	2,604	68,615
Select Bancorp, Inc.*	873	9,926
ServisFirst Bancshares, Inc.	2,572	86,831
Shore Bancshares, Inc.	753	11,227
Sierra Bancorp	784	19,051
Simmons First National Corp., Class A	5,137	125,754
SmartFinancial, Inc.*	621	11,743
South State Corp.	1,970	134,630
Southern First Bancshares, Inc.*	356	12,058
Southern National Bancorp of Virginia, Inc.	1,037	15,192
Southside Bancshares, Inc.	1,884	62,605
Spirit of Texas Bancshares, Inc.*	553	11,724
Stock Yards Bancorp, Inc.	1,219	41,214
Summit Financial Group, Inc.	665	17,629
Tompkins Financial Corp.	841	63,975
Towne Bank	3,759	93,035
TriCo Bancshares	1,481	58,188
TriState Capital Holdings, Inc.*	1,362	27,826
Triumph Bancorp, Inc.*	1,352	39,735
Trustmark Corp.	3,762	126,516
UMB Financial Corp.	2,585	165,543
Union Bankshares Corp.	24,255	784,164
Union Bankshares, Inc.	232	10,493
United Bankshares, Inc.	5,596	202,799
United Community Banks, Inc.	4,352	108,495
United Security Bancshares	771	8,173
Unity Bancorp, Inc.	453	8,553
Univest Financial Corp.	1,585	38,769
Valley National Bancorp	18,390	176,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Veritex Holdings, Inc.	2,417	$58,540
Washington Trust Bancorp, Inc.	26,025	1,253,104
WesBanco, Inc.	2,903	115,394
West Bancorporation, Inc.	914	18,902
Westamerica Bancorp	1,425	88,065

		29,037,821

Capital Markets (0.5%)
Artisan Partners Asset Management, Inc., Class A	2,691	67,732
Ashford, Inc.(x)*	45	2,499
Associated Capital Group, Inc., Class A	145	5,736
B. Riley Financial, Inc.	1,129	18,843
Blucora, Inc.*	2,729	91,094
BrightSphere Investment Group plc	4,485	60,817
Cohen & Steers, Inc.	1,253	52,964
Cowen, Inc.(x)*	1,617	23,430
Diamond Hill Investment Group, Inc.	181	25,340
Donnelley Financial Solutions, Inc.*	1,849	27,513
Federated Investors, Inc., Class B	5,481	160,648
Focus Financial Partners, Inc., Class A(x)*	1,474	52,533
GAIN Capital Holdings, Inc.(x)	1,635	10,268
GAMCO Investors, Inc., Class A	4	82
Greenhill & Co., Inc.	1,007	21,661
Hamilton Lane, Inc., Class A	947	41,270
Houlihan Lokey, Inc.	1,926	88,307
INTL. FCStone, Inc.*	848	32,869
Ladenburg Thalmann Financial Services, Inc.	5,897	16,689
Moelis & Co., Class A	2,544	105,856
Oppenheimer Holdings, Inc., Class A	526	13,687
Piper Jaffray Cos	815	59,356
PJT Partners, Inc., Class A	1,147	47,945
Pzena Investment Management, Inc., Class A	1,070	8,656
Safeguard Scientifics, Inc.*	1,130	12,261
Siebert Financial Corp.(x)*	369	4,358
Silvercrest Asset Management Group, Inc., Class A	414	5,900
Stifel Financial Corp.	3,937	207,716
Value Line, Inc.	76	1,876
Virtus Investment Partners, Inc.	385	37,557
Waddell & Reed Financial, Inc., Class A	4,005	69,246
Westwood Holdings Group, Inc.	484	17,071
WisdomTree Investments, Inc.(x)	6,705	47,337

		1,439,117

Consumer Finance (0.3%)
Curo Group Holdings Corp.(x)*	657	6,590
Elevate Credit, Inc.*	1,202	5,217
Encore Capital Group, Inc.*	1,420	38,666
Enova International, Inc.*	1,887	43,061
EZCORP, Inc., Class A*	2,869	26,739
FirstCash, Inc.	2,372	205,178
Green Dot Corp., Class A*	2,709	164,301
LendingClub Corp.*	18,022	55,688
Nelnet, Inc., Class A	1,059	58,319
PRA Group, Inc.*	2,529	67,802
Regional Management Corp.*	516	12,601
World Acceptance Corp.*	344	40,293

		724,455

Diversified Financial Services (0.1%)
Banco Latinoamericano de Comercio Exterior SA, Class E	1,651	32,888
Cannae Holdings, Inc.*	3,872	93,935
FGL Holdings	8,376	65,919
Marlin Business Services Corp.	475	10,212
On Deck Capital, Inc.*	2,999	16,255

		219,209

Insurance (5.0%)
Ambac Financial Group, Inc.*	2,580	46,750
American Equity Investment Life Holding Co.	4,976	134,452
AMERISAFE, Inc.	1,037	61,598
Argo Group International Holdings Ltd.	1,852	130,862
Citizens, Inc.(x)*	2,816	18,783
CNO Financial Group, Inc.	9,391	151,946
Crawford & Co., Class B	774	7,067
Donegal Group, Inc., Class A	553	7,438
eHealth, Inc.*	1,220	76,055
EMC Insurance Group, Inc.	575	18,331
Employers Holdings, Inc.	1,749	70,152
Enstar Group Ltd.*	688	119,712
FBL Financial Group, Inc., Class A	571	35,813
FedNat Holding Co.	515	8,261
Genworth Financial, Inc., Class A*	28,556	109,369
Global Indemnity Ltd.	518	15,737
Goosehead Insurance, Inc., Class A(x)	569	15,864
Greenlight Capital Re Ltd., Class A(x)*	1,566	17,022
Hallmark Financial Services, Inc.*	664	6,906
Hanover Insurance Group, Inc. (The)	39,600	4,521,132
HCI Group, Inc.(x)	416	17,776
Health Insurance Innovations, Inc., Class A(x)*	773	20,732
Heritage Insurance Holdings, Inc.	1,201	17,535
Horace Mann Educators Corp.	80,791	2,844,651
Independence Holding Co.	286	10,082
Investors Title Co.	87	13,737
James River Group Holdings Ltd.	1,482	59,399
Kemper Corp.	2,922	222,481
Kingstone Cos., Inc.	555	8,181
Kinsale Capital Group, Inc.	1,116	76,524
Maiden Holdings Ltd.	3,737	2,775
MBIA, Inc.*	4,897	46,619
National General Holdings Corp.	3,696	87,706
National Western Life Group, Inc., Class A	132	34,646
Navigators Group, Inc. (The)	1,130	78,953
NI Holdings, Inc.*	634	10,144
Old Republic International Corp.	186,300	3,897,396
Primerica, Inc.	2,423	295,969
ProAssurance Corp.	2,876	99,538
Protective Insurance Corp., Class B	553	10,242
RLI Corp.	2,215	158,926
Safety Insurance Group, Inc.	846	73,720
Selective Insurance Group, Inc.	3,269	206,862
State Auto Financial Corp.	955	31,439
Stewart Information Services Corp.	1,286	54,899
Third Point Reinsurance Ltd.*	4,288	44,509
Tiptree, Inc.	1,537	9,729
Trupanion, Inc.(x)*	1,444	47,277
United Fire Group, Inc.	1,193	52,146
United Insurance Holdings Corp.	1,251	19,891
Universal Insurance Holdings, Inc.	1,777	55,087

		14,182,821

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AG Mortgage Investment Trust, Inc. (REIT)	1,683	28,342
Anworth Mortgage Asset Corp. (REIT)	5,795	23,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,001	$127,418
Arbor Realty Trust, Inc. (REIT)(x)	3,999	51,867
Ares Commercial Real Estate Corp. (REIT)	1,510	22,937
Arlington Asset Investment Corp. (REIT), Class A(x)	1,680	13,373
ARMOUR Residential REIT, Inc. (REIT)	2,782	54,333
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	6,374	220,285
Capstead Mortgage Corp. (REIT)	4,980	42,778
Cherry Hill Mortgage Investment Corp. (REIT)	828	14,258
Colony Credit Real Estate, Inc. (REIT)	4,788	74,980
Dynex Capital, Inc. (REIT)	3,573	21,760
Exantas Capital Corp. (REIT)	1,881	19,995
Granite Point Mortgage Trust, Inc. (REIT)	2,853	52,980
Great Ajax Corp. (REIT)	774	10,635
Invesco Mortgage Capital, Inc. (REIT)	7,159	113,112
KKR Real Estate Finance Trust, Inc. (REIT)	1,167	23,363
Ladder Capital Corp. (REIT)	5,169	87,976
New York Mortgage Trust, Inc. (REIT)	9,402	57,258
Orchid Island Capital, Inc. (REIT)(x)	2,573	16,930
PennyMac Mortgage Investment Trust (REIT)‡	3,329	68,944
Ready Capital Corp. (REIT)	1,121	16,445
Redwood Trust, Inc. (REIT)	5,150	83,173
TPG RE Finance Trust, Inc. (REIT)	1,880	36,848
Western Asset Mortgage Capital Corp. (REIT)	2,428	24,838

		1,308,240

Thrifts & Mortgage Finance (1.2%)
Axos Financial, Inc.*	3,278	94,931
Bank7 Corp.*	212	3,682
BankFinancial Corp.	707	10,513
Bridgewater Bancshares, Inc.*	1,373	14,156
Capitol Federal Financial, Inc.	7,342	98,016
Columbia Financial, Inc.*	2,809	44,017
Dime Community Bancshares, Inc.	1,798	33,677
Entegra Financial Corp.*	309	6,937
ESSA Bancorp, Inc.	457	7,038
Essent Group Ltd.*	5,449	236,759
Federal Agricultural Mortgage Corp., Class C	520	37,664
First Defiance Financial Corp.	1,172	33,683
Flagstar Bancorp, Inc.	1,707	56,194
FS Bancorp, Inc.	198	9,995
Greene County Bancorp, Inc.	158	4,797
Hingham Institution for Savings	74	12,729
Home Bancorp, Inc.	428	14,231
HomeStreet, Inc.*	1,388	36,574
Impac Mortgage Holdings, Inc.*	610	2,391
Kearny Financial Corp.	5,196	66,872
LendingTree, Inc.(x)*	452	158,905
Luther Burbank Corp.	1,154	11,655
Merchants Bancorp	900	19,350
Meridian Bancorp, Inc.	2,732	42,865
Meta Financial Group, Inc.	1,533	30,169
MGIC Investment Corp.*	19,839	261,676
Mr Cooper Group, Inc.*	4,268	40,930
NMI Holdings, Inc., Class A*	3,526	91,218
Northfield Bancorp, Inc.	2,535	35,236
Northwest Bancshares, Inc.	5,378	91,265
OceanFirst Financial Corp.	2,691	64,745
Oconee Federal Financial Corp.	106	2,757
Ocwen Financial Corp.*	6,341	11,541
OP Bancorp	605	5,294
Oritani Financial Corp.	2,285	38,000
PCSB Financial Corp.	946	18,513
PDL Community Bancorp(x)*	441	6,152
PennyMac Financial Services, Inc.‡	1,023	22,751
Provident Bancorp, Inc.*	253	5,730
Provident Financial Services, Inc.	3,547	91,832
Prudential Bancorp, Inc.	482	8,363
Radian Group, Inc.	12,258	254,231
Riverview Bancorp, Inc.	1,161	8,487
SI Financial Group, Inc.	638	8,237
Southern Missouri Bancorp, Inc.	414	12,751
Sterling Bancorp, Inc.	1,281	12,989
Territorial Bancorp, Inc.	419	11,275
Timberland Bancorp, Inc.	374	10,465
TrustCo Bank Corp.	110,560	857,946
United Community Financial Corp.	2,786	26,049
United Financial Bancorp, Inc.	2,908	41,730
Walker & Dunlop, Inc.	1,546	78,707
Washington Federal, Inc.	4,527	130,785
Waterstone Financial, Inc.	1,431	23,554
Western New England Bancorp, Inc.	1,685	15,553
WSFS Financial Corp.	2,868	110,705

		3,487,267

Total Financials		50,398,930

Health Care (7.2%)
Biotechnology (2.8%)
Abeona Therapeutics, Inc.(x)*	1,743	12,828
ACADIA Pharmaceuticals, Inc.(x)*	6,369	171,008
Acceleron Pharma, Inc.(x)*	2,443	113,771
Achaogen, Inc.(x)*	2,013	919
Achillion Pharmaceuticals, Inc.*	8,008	23,704
Acorda Therapeutics, Inc.*	2,485	33,026
Adamas Pharmaceuticals, Inc.(x)*	1,243	8,838
ADMA Biologics, Inc.(x)*	1,058	4,010
Aduro Biotech, Inc.*	3,626	14,431
Adverum Biotechnologies, Inc.(x)*	3,064	16,055
Aeglea BioTherapeutics, Inc.*	913	7,350
Agenus, Inc.*	5,094	15,129
AgeX Therapeutics, Inc.(x)*	440	1,782
Aimmune Therapeutics, Inc.(x)*	2,451	54,780
Akebia Therapeutics, Inc.*	4,742	38,837
Albireo Pharma, Inc.(x)*	513	16,524
Alder Biopharmaceuticals, Inc.(x)*	3,304	45,100
Aldeyra Therapeutics, Inc.(x)*	1,234	11,143
Alector, Inc.*	281	5,260
Allakos, Inc.(x)*	794	32,157
Allena Pharmaceuticals, Inc.*	652	4,577
Allogene Therapeutics, Inc.(x)*	1,176	33,998
AMAG Pharmaceuticals, Inc.*	2,025	26,082
Amicus Therapeutics, Inc.(x)*	10,547	143,439
AnaptysBio, Inc.*	1,204	87,952
Anika Therapeutics, Inc.*	817	24,706
Apellis Pharmaceuticals, Inc.*	2,042	39,819
Aptinyx, Inc.(x)*	730	2,957
Arbutus Biopharma Corp.*	1,967	7,042
Arcus Biosciences, Inc.*	1,674	20,908
Ardelyx, Inc.*	2,019	5,653
Arena Pharmaceuticals, Inc.*	2,826	126,690
ArQule, Inc.(x)*	6,020	28,836
Array BioPharma, Inc.*	11,902	290,171
Arrowhead Pharmaceuticals, Inc.(x)*	5,262	96,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Assembly Biosciences, Inc.*	1,161	$22,860
Atara Biotherapeutics, Inc.*	2,387	94,883
Athenex, Inc.*	2,553	31,274
Athersys, Inc.(x)*	6,448	9,672
Audentes Therapeutics, Inc.(x)*	2,060	80,381
AVEO Pharmaceuticals, Inc.(x)*	5,719	4,690
Avid Bioservices, Inc.(x)*	2,830	12,028
Avrobio, Inc.*	696	15,347
Bellicum Pharmaceuticals, Inc.*	2,251	7,586
BioCryst Pharmaceuticals, Inc.(x)*	6,253	50,899
Biohaven Pharmaceutical Holding Co. Ltd.*	1,756	90,381
BioSpecifics Technologies Corp.*	308	19,198
BioTime, Inc.(x)*	7,132	9,343
Blueprint Medicines Corp.*	2,311	184,996
Calithera Biosciences, Inc.*	1,888	12,725
Calyxt, Inc.(x)*	298	5,242
Cara Therapeutics, Inc.(x)*	1,806	35,434
CareDx, Inc.*	2,000	63,040
CASI Pharmaceuticals, Inc.(x)*	2,802	8,042
Catalyst Biosciences, Inc.*	667	5,409
Catalyst Pharmaceuticals, Inc.(x)*	5,443	27,759
Celcuity, Inc.*	315	6,902
Cellular Biomedicine Group, Inc.(x)*	678	11,729
ChemoCentryx, Inc.*	1,355	18,821
Chimerix, Inc.*	2,209	4,639
Clovis Oncology, Inc.(x)*	2,696	66,915
Cohbar, Inc.(m)(x)*	1,250	4,075
Coherus Biosciences, Inc.(x)*	2,883	39,324
Concert Pharmaceuticals, Inc.*	1,203	14,520
Constellation Pharmaceuticals, Inc.(x)*	856	11,599
Corbus Pharmaceuticals Holdings, Inc.(x)*	2,736	19,015
Corvus Pharmaceuticals, Inc.*	781	3,140
Crinetics Pharmaceuticals, Inc.(x)*	548	12,472
CTI BioPharma Corp.(x)*	2,858	2,773
Cue Biopharma, Inc.(x)*	995	7,691
Cytokinetics, Inc.*	2,565	20,751
CytomX Therapeutics, Inc.*	2,456	26,402
Deciphera Pharmaceuticals, Inc.(x)*	455	10,561
Denali Therapeutics, Inc.(x)*	2,529	58,723
Dicerna Pharmaceuticals, Inc.*	2,970	43,511
Dynavax Technologies Corp.(x)*	3,526	25,775
Eagle Pharmaceuticals, Inc.*	590	29,789
Editas Medicine, Inc.(x)*	2,583	63,154
Eidos Therapeutics, Inc.(x)*	911	21,363
Emergent BioSolutions, Inc.*	2,591	130,897
Enanta Pharmaceuticals, Inc.*	948	90,553
Epizyme, Inc.*	3,334	41,308
Equillium, Inc.(x)*	465	3,720
Esperion Therapeutics, Inc.(x)*	1,295	51,994
Evelo Biosciences, Inc.(x)*	754	6,032
Fate Therapeutics, Inc.*	3,506	61,600
Fennec Pharmaceuticals, Inc.*	628	3,046
FibroGen, Inc.*	4,249	230,933
Five Prime Therapeutics, Inc.*	1,864	24,978
Flexion Therapeutics, Inc.*	1,907	23,799
Fortress Biotech, Inc.(x)*	2,082	3,706
Forty Seven, Inc.*	782	12,637
G1 Therapeutics, Inc.*	1,331	22,095
Genomic Health, Inc.*	1,196	83,780
Geron Corp.(x)*	9,003	14,945
Global Blood Therapeutics, Inc.(x)*	3,010	159,319
GlycoMimetics, Inc.*	1,899	23,662
Gossamer Bio, Inc.*	611	13,240
Gritstone Oncology, Inc.(x)*	379	5,041
GTx, Inc.(x)*	258	310
Halozyme Therapeutics, Inc.*	7,156	115,212
Heron Therapeutics, Inc.(x)*	3,925	95,927
Homology Medicines, Inc.(x)*	932	25,844
Idera Pharmaceuticals, Inc.*	1,088	2,774
Immune Design Corp.*	2,116	12,379
ImmunoGen, Inc.*	7,980	21,626
Immunomedics, Inc.(x)*	8,364	160,672
Inovio Pharmaceuticals, Inc.(x)*	4,587	17,110
Insmed, Inc.*	4,334	125,989
Insys Therapeutics, Inc.(x)*	1,581	7,304
Intellia Therapeutics, Inc.(x)*	1,879	32,093
Intercept Pharmaceuticals, Inc.(x)*	1,240	138,706
Intrexon Corp.(x)*	4,243	22,318
Invitae Corp.*	3,986	93,352
Iovance Biotherapeutics, Inc.*	6,081	57,830
Ironwood Pharmaceuticals, Inc.*	8,044	108,835
Jounce Therapeutics, Inc.*	777	4,817
Kadmon Holdings, Inc.(x)*	5,462	14,420
Karyopharm Therapeutics, Inc.*	2,742	16,013
Kezar Life Sciences, Inc.(x)*	694	12,312
Kindred Biosciences, Inc.*	1,972	18,083
Kiniksa Pharmaceuticals Ltd., Class A(x)*	632	11,414
Kodiak Sciences, Inc.*	751	4,904
Kura Oncology, Inc.*	1,626	26,975
La Jolla Pharmaceutical Co.(x)*	1,213	7,800
Lexicon Pharmaceuticals, Inc.(x)*	2,455	13,650
Ligand Pharmaceuticals, Inc.*	1,190	149,595
LogicBio Therapeutics, Inc.*	571	5,641
MacroGenics, Inc.*	2,218	39,880
Madrigal Pharmaceuticals, Inc.(x)*	387	48,476
Magenta Therapeutics, Inc.(x)*	806	13,275
MannKind Corp.(x)*	9,830	19,365
MediciNova, Inc.(x)*	2,221	18,390
MeiraGTx Holdings plc(x)*	676	11,647
Mersana Therapeutics, Inc.*	580	3,051
Minerva Neurosciences, Inc.*	1,844	14,494
Miragen Therapeutics, Inc.(x)*	1,446	4,034
Mirati Therapeutics, Inc.(x)*	1,203	88,180
Molecular Templates, Inc.*	493	2,864
Momenta Pharmaceuticals, Inc.*	5,468	79,450
Mustang Bio, Inc.*	840	2,864
Myriad Genetics, Inc.*	3,849	127,787
NantKwest, Inc.*	1,887	2,981
Natera, Inc.*	1,837	37,879
Neon Therapeutics, Inc.*	1,161	7,500
NewLink Genetics Corp.(x)*	1,828	3,528
Novavax, Inc.(x)*	21,559	11,877
Nymox Pharmaceutical Corp.*	1,732	3,412
OPKO Health, Inc.(x)*	18,199	47,499
Organovo Holdings, Inc.*	6,115	6,066
Ovid therapeutics, Inc.*	915	1,620
Palatin Technologies, Inc.(x)*	12,549	12,301
PDL BioPharma, Inc.*	7,763	28,878
Pfenex, Inc.*	1,781	11,007
Pieris Pharmaceuticals, Inc.(x)*	2,929	9,812
PolarityTE, Inc.(x)*	489	5,232
Portola Pharmaceuticals, Inc.(x)*	3,723	129,188
Principia Biopharma, Inc.*	314	10,676
Progenics Pharmaceuticals, Inc.*	4,969	23,056
Proteostasis Therapeutics, Inc.(x)*	1,536	1,935
Prothena Corp. plc*	2,297	27,863
PTC Therapeutics, Inc.*	2,887	108,667
Puma Biotechnology, Inc.(x)*	1,649	63,965
Ra Pharmaceuticals, Inc.*	1,050	23,520
Radius Health, Inc.*	2,293	45,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Recro Pharma, Inc.*	1,105	$6,475
REGENXBIO, Inc.*	1,824	104,533
Repligen Corp.*	2,229	131,689
Replimune Group, Inc.(x)*	756	11,506
Retrophin, Inc.*	2,391	54,108
Rhythm Pharmaceuticals, Inc.(x)*	837	22,942
Rigel Pharmaceuticals, Inc.*	9,329	23,976
Rocket Pharmaceuticals, Inc.(x)*	1,443	25,310
Rubius Therapeutics, Inc.(x)*	1,908	34,535
Sangamo Therapeutics, Inc.*	5,739	54,750
Savara, Inc.*	1,684	12,411
Scholar Rock Holding Corp.(x)*	800	15,032
Selecta Biosciences, Inc.(x)*	1,015	2,406
Seres Therapeutics, Inc.(x)*	1,130	7,763
Solid Biosciences, Inc.(x)*	678	6,238
Sorrento Therapeutics, Inc.(x)*	6,031	28,647
Spark Therapeutics, Inc.*	1,780	202,706
Spectrum Pharmaceuticals, Inc.*	5,603	59,896
Spero Therapeutics, Inc.*	332	4,253
Spring Bank Pharmaceuticals, Inc.(x)*	813	8,528
Stemline Therapeutics, Inc.*	2,133	27,409
Surface Oncology, Inc.*	411	1,960
Sutro Biopharma, Inc.*	495	5,638
Syndax Pharmaceuticals, Inc.*	542	2,846
Synlogic, Inc.*	863	6,550
Synthorx, Inc.(x)*	402	8,189
Syros Pharmaceuticals, Inc.*	1,383	12,641
T2 Biosystems, Inc.(x)*	2,012	5,292
TG Therapeutics, Inc.(x)*	3,348	26,918
Tocagen, Inc.*	988	10,740
Translate Bio, Inc.(x)*	1,607	16,375
Twist Bioscience Corp.*	274	6,351
Tyme Technologies, Inc.(x)*	5,758	10,134
Ultragenyx Pharmaceutical, Inc.(x)*	2,978	206,554
UNITY Biotechnology, Inc.(x)*	1,346	10,916
Unum Therapeutics, Inc.(x)*	1,183	5,193
Vanda Pharmaceuticals, Inc.*	2,904	53,434
Veracyte, Inc.*	1,625	40,658
Verastem, Inc.(x)*	3,811	11,281
Vericel Corp.*	2,384	41,744
Viking Therapeutics, Inc.(x)*	3,461	34,402
Vital Therapies, Inc.(x)*	1,704	336
Voyager Therapeutics, Inc.*	1,213	23,217
X4 Pharmaceuticals, Inc.(x)*	38	662
Xencor, Inc.*	2,616	81,253
XOMA Corp.(x)*	358	4,432
Y-mAbs Therapeutics, Inc.*	376	9,855
Zafgen, Inc.(x)*	1,687	4,622
ZIOPHARM Oncology, Inc.(x)*	7,727	29,749

		7,827,059

Health Care Equipment & Supplies (1.5%)
Accuray, Inc.*	5,175	24,685
AngioDynamics, Inc.*	2,044	46,726
Antares Pharma, Inc.*	8,062	24,428
AtriCure, Inc.*	2,105	56,393
Atrion Corp.	80	70,294
Avanos Medical, Inc.*	2,661	113,571
Axogen, Inc.(x)*	1,882	39,635
Axonics Modulation Technologies, Inc.*	346	8,287
Cardiovascular Systems, Inc.*	1,877	72,565
Cerus Corp.*	7,564	47,124
CONMED Corp.	1,434	119,280
CryoLife, Inc.*	2,005	58,486
CryoPort, Inc.(x)*	1,400	18,088
Cutera, Inc.*	719	12,698
CytoSorbents Corp.(x)*	1,586	12,006
ElectroCore, Inc.(x)*	818	5,726
Endologix, Inc.*	517	3,417
FONAR Corp.*	372	7,615
GenMark Diagnostics, Inc.*	3,091	21,915
Glaukos Corp.*	1,932	151,411
Globus Medical, Inc., Class A*	4,032	199,221
Haemonetics Corp.*	2,849	249,230
Helius Medical Technologies, Inc.(x)*	1,303	8,678
Heska Corp.*	379	32,260
Inogen, Inc.*	1,014	96,705
Integer Holdings Corp.*	1,763	132,965
IntriCon Corp.*	402	10,082
Invacare Corp.	1,846	15,451
iRadimed Corp.(x)*	189	5,309
iRhythm Technologies, Inc.*	1,374	102,995
Lantheus Holdings, Inc.*	2,099	51,383
LeMaitre Vascular, Inc.	911	28,241
LivaNova plc*	2,760	268,410
Meridian Bioscience, Inc.	2,396	42,194
Merit Medical Systems, Inc.*	3,021	186,788
Natus Medical, Inc.*	1,823	46,268
Neogen Corp.*	2,843	163,160
Neuronetics, Inc.*	684	10,431
Nevro Corp.*	1,647	102,954
Novocure Ltd.*	4,183	201,495
NuVasive, Inc.*	2,916	165,600
Nuvectra Corp.*	1,090	12,001
OraSure Technologies, Inc.*	3,402	37,932
Orthofix Medical, Inc.*	999	56,354
OrthoPediatrics Corp.*	387	17,117
Oxford Immunotec Global plc*	1,420	24,467
Pulse Biosciences, Inc.(x)*	561	9,868
Quidel Corp.*	1,955	127,994
Rockwell Medical, Inc.(x)*	2,985	16,985
RTI Surgical Holdings, Inc.*	2,802	16,840
SeaSpine Holdings Corp.*	935	14,100
Senseonics Holdings, Inc.(x)*	4,700	11,515
SI-BONE, Inc.(x)*	426	8,026
Sientra, Inc.(x)*	1,307	11,214
STAAR Surgical Co.*	2,523	86,261
Surmodics, Inc.*	730	31,740
Tactile Systems Technology, Inc.*	979	51,613
Tandem Diabetes Care, Inc.*	2,852	181,102
TransEnterix, Inc.(x)*	8,796	20,934
Utah Medical Products, Inc.	205	18,091
Vapotherm, Inc.*	284	5,581
Varex Imaging Corp.*	2,161	73,215
ViewRay, Inc.(x)*	3,686	27,240
Wright Medical Group NV*	7,051	221,754

		4,116,114

Health Care Providers & Services (0.8%)
AAC Holdings, Inc.(x)*	563	1,036
Addus HomeCare Corp.*	559	35,547
Amedisys, Inc.*	1,517	186,985
American Renal Associates Holdings, Inc.*	728	4,470
AMN Healthcare Services, Inc.*	9,513	447,967
Apollo Medical Holdings, Inc.*	195	3,572
BioScrip, Inc.(x)*	7,215	14,430
BioTelemetry, Inc.*	1,866	116,849
Brookdale Senior Living, Inc.*	10,554	69,445
Capital Senior Living Corp.*	1,548	6,177
Community Health Systems, Inc.*	4,597	17,147
CorVel Corp.*	504	32,881
Cross Country Healthcare, Inc.*	2,082	14,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Diplomat Pharmacy, Inc.*	3,208	$18,639
Ensign Group, Inc. (The)	2,834	145,072
Genesis Healthcare, Inc.*	2,594	3,735
Guardant Health, Inc.(x)*	806	61,820
HealthEquity, Inc.*	3,071	227,193
LHC Group, Inc.*	1,675	185,691
Magellan Health, Inc.*	1,392	91,761
National HealthCare Corp.	676	51,295
National Research Corp.	618	23,855
Owens & Minor, Inc.	3,473	14,239
Patterson Cos., Inc.	4,657	101,755
PetIQ, Inc.(x)*	910	28,583
Providence Service Corp. (The)*	633	42,170
Quorum Health Corp.(x)*	1,579	2,211
R1 RCM, Inc.*	5,890	56,956
RadNet, Inc.*	2,286	28,324
Select Medical Holdings Corp.*	6,095	85,879
Surgery Partners, Inc.(x)*	1,127	12,713
Tenet Healthcare Corp.*	4,735	136,557
Tivity Health, Inc.*	2,615	45,919
Triple-S Management Corp., Class B*	1,248	28,479
US Physical Therapy, Inc.	701	73,626

		2,417,615

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	9,745	92,967
Castlight Health, Inc., Class B*	3,979	14,921
Computer Programs & Systems, Inc.	650	19,299
Evolent Health, Inc., Class A(x)*	3,816	48,005
HealthStream, Inc.*	1,500	42,090
HMS Holdings Corp.*	4,690	138,871
Inovalon Holdings, Inc., Class A(x)*	3,886	48,303
Inspire Medical Systems, Inc.*	822	46,673
Medidata Solutions, Inc.*	3,274	239,788
NantHealth, Inc.(x)*	1,099	1,011
NextGen Healthcare Information Systems LLC*	2,978	50,120
Omnicell, Inc.*	2,205	178,252
Simulations Plus, Inc.	652	13,764
Tabula Rasa HealthCare, Inc.(x)*	1,010	56,984
Teladoc Health, Inc.(x)*	3,805	211,558
Vocera Communications, Inc.(x)*	1,712	54,151

		1,256,757

Life Sciences Tools & Services (0.9%)
Accelerate Diagnostics, Inc.(x)*	1,484	31,194
Cambrex Corp.*	45,868	1,781,972
ChromaDex Corp.(x)*	2,151	9,013
Codexis, Inc.(x)*	2,870	58,921
Enzo Biochem, Inc.*	2,476	6,759
Fluidigm Corp.*	1,855	24,653
Harvard Bioscience, Inc.*	1,786	7,698
Luminex Corp.	2,342	53,889
Medpace Holdings, Inc.*	1,212	71,472
NanoString Technologies, Inc.*	1,435	34,339
NeoGenomics, Inc.*	4,558	93,257
Pacific Biosciences of California, Inc.*	7,820	56,538
Quanterix Corp.(x)*	441	11,391
Syneos Health, Inc.*	3,529	182,661

		2,423,757

Pharmaceuticals (0.8%)
Aclaris Therapeutics, Inc.*	2,231	13,364
Aerie Pharmaceuticals, Inc.(x)*	2,015	95,713
Akcea Therapeutics, Inc.(x)*	716	20,284
Akorn, Inc.*	5,283	18,596
Amneal Pharmaceuticals, Inc.*	4,913	69,617
Amphastar Pharmaceuticals, Inc.*	2,034	41,555
Ampio Pharmaceuticals, Inc.(x)*	4,411	2,479
ANI Pharmaceuticals, Inc.*	453	31,955
Aquestive Therapeutics, Inc.*	810	5,597
Aratana Therapeutics, Inc.*	2,512	9,043
Arvinas, Inc.(x)*	376	5,550
Assertio Therapeutics, Inc.*	3,564	18,069
Clearside Biomedical, Inc.(x)*	1,579	2,179
Collegium Pharmaceutical, Inc.*	1,658	25,102
Corcept Therapeutics, Inc.*	5,528	64,899
Cymabay Therapeutics, Inc.*	3,327	44,183
Dermira, Inc.*	1,927	26,111
Dova Pharmaceuticals, Inc.(x)*	666	5,921
Durect Corp.*	8,128	5,087
Eloxx Pharmaceuticals, Inc.*	1,212	14,156
Endo International plc*	12,782	102,639
Evolus, Inc.(x)*	497	11,217
Horizon Pharma plc*	10,093	266,758
Innovate Biopharmaceuticals, Inc.(x)*	1,035	1,998
Innoviva, Inc.*	3,860	54,156
Intersect ENT, Inc.*	1,673	53,787
Intra-Cellular Therapies, Inc.*	2,432	29,622
Kala Pharmaceuticals, Inc.(x)*	770	6,368
Lannett Co., Inc.(x)*	1,703	13,403
Liquidia Technologies, Inc.*	262	2,982
Mallinckrodt plc*	4,655	101,200
Marinus Pharmaceuticals, Inc.*	2,042	8,536
Medicines Co. (The)(x)*	3,896	108,893
Melinta Therapeutics, Inc.(x)*	362	1,285
Menlo Therapeutics, Inc.*	344	2,700
MyoKardia, Inc.*	1,947	101,225
Neos Therapeutics, Inc.(x)*	2,804	7,318
Ocular Therapeutix, Inc.(x)*	1,818	7,217
Odonate Therapeutics, Inc.(x)*	395	8,733
Omeros Corp.(x)*	2,535	44,033
Optinose, Inc.(x)*	1,208	12,442
Osmotica Pharmaceuticals plc*	627	2,257
Pacira Pharmaceuticals, Inc.*	2,269	86,358
Paratek Pharmaceuticals, Inc.(x)*	1,787	9,578
Phibro Animal Health Corp., Class A	1,162	38,346
Prestige Consumer Healthcare, Inc.*	2,903	86,829
Reata Pharmaceuticals, Inc., Class A(x)*	1,044	89,231
resTORbio, Inc.(x)*	334	2,278
Revance Therapeutics, Inc.*	2,122	33,443
scPharmaceuticals, Inc.(x)*	319	957
Sienna Biopharmaceuticals, Inc.(x)*	829	1,923
SIGA Technologies, Inc.*	2,920	17,549
Supernus Pharmaceuticals, Inc.*	2,788	97,692
Teligent, Inc.(x)*	2,726	3,162
Tetraphase Pharmaceuticals, Inc.*	2,848	3,816
TherapeuticsMD, Inc.(x)*	10,135	49,357
Theravance Biopharma, Inc.(x)*	2,469	55,972
Tricida, Inc.*	1,005	38,813
Verrica Pharmaceuticals, Inc.*	633	6,843
WaVe Life Sciences Ltd.(x)*	1,139	44,250
Xeris Pharmaceuticals, Inc.*	1,109	11,134
Zogenix, Inc.(x)*	2,394	131,694
Zomedica Pharmaceuticals Corp.(x)*	1,491	522

		2,277,976

Total Health Care		20,319,278

Industrials (16.1%)
Aerospace & Defense (0.4%)
AAR Corp.	1,838	59,753
Aerojet Rocketdyne Holdings, Inc.*	4,107	145,922
Aerovironment, Inc.*	1,202	82,229
Astronics Corp.*	1,195	39,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Axon Enterprise, Inc.*	3,260	$177,377
Cubic Corp.	1,681	94,539
Ducommun, Inc.*	597	25,981
KeyW Holding Corp. (The)*	2,759	23,783
Kratos Defense & Security Solutions, Inc.*	5,031	78,635
Maxar Technologies, Inc.(x)	3,204	12,880
Mercury Systems, Inc.*	2,659	170,389
Moog, Inc., Class A	1,820	158,249
National Presto Industries, Inc.	282	30,611
Triumph Group, Inc.	2,800	53,368
Vectrus, Inc.*	674	17,922
Wesco Aircraft Holdings, Inc.*	2,962	26,036

		1,196,774

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,307	76,226
Atlas Air Worldwide Holdings, Inc.*	1,333	67,397
Echo Global Logistics, Inc.*	1,550	38,409
Forward Air Corp.	1,481	95,865
Hub Group, Inc., Class A*	1,839	75,123
Radiant Logistics, Inc.*	2,170	13,671

		366,691

Airlines (0.2%)
Allegiant Travel Co.	733	94,902
Hawaiian Holdings, Inc.	2,804	73,605
Mesa Air Group, Inc.*	538	4,487
SkyWest, Inc.	2,887	156,735
Spirit Airlines, Inc.*	3,891	205,678

		535,407

Building Products (2.8%)
AAON, Inc.	2,312	106,768
Advanced Drainage Systems, Inc.	2,020	52,055
American Woodmark Corp.*	799	66,021
Apogee Enterprises, Inc.	1,561	58,522
Armstrong Flooring, Inc.*	1,130	15,368
Builders FirstSource, Inc.*	6,435	85,843
Caesarstone Ltd.(x)	1,309	20,434
Continental Building Products, Inc.*	2,054	50,919
CSW Industrials, Inc.*	870	49,842
Gibraltar Industries, Inc.*	95,111	3,862,458
Griffon Corp.	1,889	34,909
Insteel Industries, Inc.	25,505	533,565
JELD-WEN Holding, Inc.*	3,835	67,726
Masonite International Corp.*	1,520	75,833
NCI Building Systems, Inc.*	2,465	15,184
Patrick Industries, Inc.*	1,338	60,638
PGT Innovations, Inc.*	3,218	44,569
Quanex Building Products Corp.	2,009	31,923
Simpson Manufacturing Co., Inc.	4,361	258,476
Trex Co., Inc.*	3,353	206,277
Universal Forest Products, Inc.	73,077	2,184,272

		7,881,602

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	3,761	136,712
ACCO Brands Corp.	5,922	50,692
Advanced Disposal Services, Inc.*	4,084	114,352
Brady Corp., Class A	2,690	124,843
BrightView Holdings, Inc.*	1,627	23,429
Brink’s Co. (The)	2,848	214,768
Casella Waste Systems, Inc., Class A*	2,387	84,882
CECO Environmental Corp.*	1,795	12,924
Charah Solutions, Inc.*	225	1,440
Cimpress NV*	1,249	100,082
Covanta Holding Corp.	6,696	115,908
Deluxe Corp.	2,459	107,508
Ennis, Inc.	1,440	29,894
Healthcare Services Group, Inc.	4,197	138,459
Heritage-Crystal Clean, Inc.*	896	24,595
Herman Miller, Inc.	3,100	109,058
HNI Corp.	2,473	89,745
Interface, Inc.	3,365	51,552
Kimball International, Inc., Class B	2,035	28,775
Knoll, Inc.	2,753	52,059
LSC Communications, Inc.(x)	2,042	13,334
Matthews International Corp., Class A	1,772	65,475
McGrath RentCorp	57,587	3,257,697
Mobile Mini, Inc.	2,543	86,309
MSA Safety, Inc.	1,931	199,665
Multi-Color Corp.	787	39,263
NL Industries, Inc.*	460	1,785
PICO Holdings, Inc.*	1,145	11,336
Pitney Bowes, Inc.	10,657	73,214
Quad/Graphics, Inc.	1,708	20,325
RR Donnelley & Sons Co.	4,108	19,390
SP Plus Corp.*	1,266	43,196
Steelcase, Inc., Class A	4,797	69,796
Team, Inc.(x)*	1,672	29,260
Tetra Tech, Inc.	3,142	187,232
UniFirst Corp.	858	131,703
US Ecology, Inc.	1,242	69,527
Viad Corp.	1,157	65,128
VSE Corp.	502	15,853

		6,011,165

Construction & Engineering (0.4%)
Aegion Corp.*	1,815	31,890
Ameresco, Inc., Class A*	984	15,921
Argan, Inc.	843	42,108
Comfort Systems USA, Inc.	2,094	109,705
Dycom Industries, Inc.*	1,721	79,063
EMCOR Group, Inc.	3,237	236,560
Granite Construction, Inc.	2,498	107,789
Great Lakes Dredge & Dock Corp.*	3,089	27,523
HC2 Holdings, Inc.(x)*	2,032	4,978
IES Holdings, Inc.*	494	8,778
Infrastructure and Energy Alternatives, Inc.*	956	5,009
KBR, Inc.	7,978	152,300
MasTec, Inc.(x)*	3,595	172,919
MYR Group, Inc.*	935	32,379
Northwest Pipe Co.*	566	13,584
NV5 Global, Inc.*	521	30,927
Orion Group Holdings, Inc.*	1,505	4,395
Primoris Services Corp.	2,381	49,239
Sterling Construction Co., Inc.*	1,564	19,581
Tutor Perini Corp.(x)*	2,137	36,585
WillScot Corp.*	2,098	23,267

		1,204,500

Electrical Equipment (1.9%)
Allied Motion Technologies, Inc.	390	13,408
Atkore International Group, Inc.*	2,214	47,667
AZZ, Inc.	1,462	59,840
Babcock & Wilcox Enterprises, Inc.(x)*	1,872	770
Encore Wire Corp.	9,486	542,789
Energous Corp.*	1,175	7,450
EnerSys	2,380	155,081
Enphase Energy, Inc.(x)*	4,863	44,886
FuelCell Energy, Inc.(x)*	4,485	1,104
Generac Holdings, Inc.*	3,445	176,487
Plug Power, Inc.(x)*	12,153	29,167
Powell Industries, Inc.	486	12,903
Preformed Line Products Co.	172	9,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Regal Beloit Corp.	48,155	$3,942,450
Sunrun, Inc.(x)*	5,548	78,005
Thermon Group Holdings, Inc.*	1,787	43,799
TPI Composites, Inc.*	814	23,297
Vicor Corp.(x)*	997	30,927
Vivint Solar, Inc.(x)*	1,956	9,721

		5,228,882

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	2,055	78,850

Machinery (5.9%)
Actuant Corp., Class A	3,477	84,734
Alamo Group, Inc.	547	54,667
Albany International Corp., Class A	1,620	115,976
Altra Industrial Motion Corp.	3,358	104,266
Astec Industries, Inc.	42,030	1,587,053
Barnes Group, Inc.	2,720	139,835
Blue Bird Corp.(x)*	813	13,764
Briggs & Stratton Corp.	2,434	28,794
Chart Industries, Inc.*	1,738	157,324
CIRCOR International, Inc.*	897	29,242
Columbus McKinnon Corp.	1,253	43,041
Commercial Vehicle Group, Inc.*	1,537	11,789
DMC Global, Inc.	827	41,052
Douglas Dynamics, Inc.	1,271	48,387
Eastern Co. (The)	334	9,192
Energy Recovery, Inc.(x)*	2,192	19,136
EnPro Industries, Inc.	1,140	73,473
ESCO Technologies, Inc.	1,448	97,059
Evoqua Water Technologies Corp.*	4,274	53,767
Federal Signal Corp.	45,141	1,173,215
Franklin Electric Co., Inc.	2,645	135,133
FreightCar America, Inc.(x)*	650	4,004
Gencor Industries, Inc.*	453	5,599
Global Brass & Copper Holdings, Inc.	1,228	42,292
Gorman-Rupp Co. (The)	1,013	34,381
Graham Corp.	513	10,070
Greenbrier Cos., Inc. (The)	34,342	1,106,843
Harsco Corp.*	4,564	92,010
Hillenbrand, Inc.	3,567	148,138
Hurco Cos., Inc.	337	13,591
Hyster-Yale Materials Handling, Inc.	592	36,917
John Bean Technologies Corp.	1,785	164,024
Kadant, Inc.	614	54,007
Kennametal, Inc.	67,647	2,486,027
LB Foster Co., Class A*	502	9,448
Lindsay Corp.	609	58,945
Lydall, Inc.*	974	22,850
Manitex International, Inc.*	778	5,952
Manitowoc Co., Inc. (The)*	1,991	32,672
Meritor, Inc.*	4,329	88,095
Milacron Holdings Corp.*	3,905	44,205
Miller Industries, Inc.	534	16,474
Mueller Industries, Inc.	38,664	1,211,730
Mueller Water Products, Inc., Class A	359,428	3,608,657
Navistar International Corp.*	2,824	91,215
NN, Inc.(x)	2,414	18,081
Omega Flex, Inc.	169	12,810
Oshkosh Corp.	20,900	1,570,217
Park-Ohio Holdings Corp.	495	16,028
Proto Labs, Inc.*	1,530	160,864
RBC Bearings, Inc.*	1,356	172,443
REV Group, Inc.	1,766	19,338
Rexnord Corp.*	5,938	149,281
Spartan Motors, Inc.	2,032	17,943
SPX Corp.*	2,380	82,800
SPX FLOW, Inc.*	2,406	76,751
Standex International Corp.	726	53,288
Sun Hydraulics Corp.	1,613	75,021
Tennant Co.	1,008	62,587
Titan International, Inc.	2,632	15,713
TriMas Corp.*	2,575	77,842
Twin Disc, Inc.*	507	8,442
Wabash National Corp.	3,155	42,750
Watts Water Technologies, Inc., Class A	1,584	128,019
Woodward, Inc.	2,911	276,225

		16,445,488

Marine (0.1%)
Costamare, Inc.	2,581	13,421
Eagle Bulk Shipping, Inc.*	2,773	12,895
Genco Shipping & Trading Ltd.(x)*	450	3,357
Matson, Inc.	2,402	86,688
Safe Bulkers, Inc.*	2,881	4,206
Scorpio Bulkers, Inc.	3,470	13,325

		133,892

Professional Services (1.2%)
Acacia Research Corp.*	3,153	10,279
ASGN, Inc.*	2,879	182,788
Barrett Business Services, Inc.	416	32,169
BG Staffing, Inc.	446	9,741
CBIZ, Inc.*	2,897	58,635
CRA International, Inc.	425	21,480
Exponent, Inc.	2,920	168,542
Forrester Research, Inc.	569	27,511
Franklin Covey Co.*	513	12,979
FTI Consulting, Inc.*	2,160	165,931
GP Strategies Corp.*	716	8,699
Heidrick & Struggles International, Inc.	1,082	41,473
Huron Consulting Group, Inc.*	33,109	1,563,407
ICF International, Inc.	1,020	77,602
InnerWorkings, Inc.*	2,571	9,307
Insperity, Inc.	2,170	268,342
Kelly Services, Inc., Class A	1,721	37,965
Kforce, Inc.	1,301	45,691
Korn Ferry	3,116	139,535
Mistras Group, Inc.*	966	13,341
Navigant Consulting, Inc.	2,383	46,397
Resources Connection, Inc.	1,467	24,264
TriNet Group, Inc.*	2,471	147,618
TrueBlue, Inc.*	2,271	53,686
Upwork, Inc.(x)*	738	14,125
WageWorks, Inc.*	2,250	84,960
Willdan Group, Inc.*	549	20,351

		3,286,818

Road & Rail (0.5%)
ArcBest Corp.	1,467	45,169
Avis Budget Group, Inc.*	3,608	125,775
Covenant Transportation Group, Inc., Class A*	672	12,755
Daseke, Inc.*	2,261	11,508
Heartland Express, Inc.	47,772	921,044
Hertz Global Holdings, Inc.*	3,155	54,802
Marten Transport Ltd.	2,135	38,067
PAM Transportation Services, Inc.*	112	5,481
Saia, Inc.*	1,457	89,023
Universal Logistics Holdings, Inc.	479	9,427
US Xpress Enterprises, Inc., Class A*	1,141	7,542
USA Truck, Inc.*	436	6,296
Werner Enterprises, Inc.	2,649	90,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
YRC Worldwide, Inc.*	1,914	$12,805

		1,430,157

Trading Companies & Distributors (0.5%)
Aircastle Ltd.	3,101	62,764
Applied Industrial Technologies, Inc.	2,177	129,466
Beacon Roofing Supply, Inc.*	3,857	124,041
BlueLinx Holdings, Inc.(x)*	500	13,320
BMC Stock Holdings, Inc.*	3,821	67,517
CAI International, Inc.*	1,024	23,757
DXP Enterprises, Inc.*	903	35,145
EVI Industries, Inc.(x)	207	7,893
Foundation Building Materials, Inc.*	799	7,862
GATX Corp.	2,126	162,363
General Finance Corp.*	703	6,559
GMS, Inc.*	1,830	27,670
H&E Equipment Services, Inc.	1,798	45,148
Herc Holdings, Inc.*	1,378	53,714
Kaman Corp.	1,567	91,575
Lawson Products, Inc.*	383	12,011
MRC Global, Inc.*	4,658	81,422
NOW, Inc.*	6,092	85,044
Rush Enterprises, Inc., Class A	1,646	68,819
Rush Enterprises, Inc., Class B	293	12,169
SiteOne Landscape Supply, Inc.*	2,303	131,616
Systemax, Inc.	658	14,897
Textainer Group Holdings Ltd.*	1,512	14,591
Titan Machinery, Inc.*	1,050	16,338
Triton International Ltd.	2,928	91,061
Veritiv Corp.*	649	17,082
Willis Lease Finance Corp.*	60	2,543

		1,406,387

Total Industrials		45,206,613

Information Technology (12.0%)
Communications Equipment (1.3%)
Acacia Communications, Inc.*	1,545	88,606
ADTRAN, Inc.	2,745	37,606
Aerohive Networks, Inc.*	1,598	7,239
Applied Optoelectronics, Inc.*	1,088	13,274
CalAmp Corp.*	1,906	23,977
Calix, Inc.*	2,454	18,896
Casa Systems, Inc.*	1,496	12,417
Ciena Corp.*	8,095	302,267
Clearfield, Inc.(x)*	765	11,245
Comtech Telecommunications Corp.	1,341	31,138
DASAN Zhone Solutions, Inc.*	282	3,015
Digi International, Inc.*	1,598	20,247
Extreme Networks, Inc.*	6,445	48,273
Finisar Corp.*	83,352	1,931,266
Harmonic, Inc.*	4,877	26,433
Infinera Corp.*	8,431	36,591
InterDigital, Inc.	1,797	118,566
KVH Industries, Inc.*	1,099	11,199
Lumentum Holdings, Inc.*	4,284	242,217
NETGEAR, Inc.*	1,787	59,185
NetScout Systems, Inc.*	4,253	119,382
Plantronics, Inc.	1,875	86,456
Quantenna Communications, Inc.*	1,864	45,351
Ribbon Communications, Inc.*	2,940	15,141
ViaSat, Inc.(x)*	3,138	243,195
Viavi Solutions, Inc.*	12,871	159,343

		3,712,525

Electronic Equipment, Instruments & Components (3.4%)
Anixter International, Inc.*	1,674	93,928
Arlo Technologies, Inc.*	4,058	16,760
AVX Corp.	2,635	45,691
Badger Meter, Inc.	1,616	89,914
Bel Fuse, Inc., Class B	595	15,042
Belden, Inc.	2,299	123,456
Benchmark Electronics, Inc.	2,467	64,759
Coherent, Inc.*	24,639	3,491,839
Control4 Corp.*	1,460	24,718
CTS Corp.	1,822	53,512
Daktronics, Inc.	2,028	15,109
ePlus, Inc.*	748	66,228
Fabrinet*	2,054	107,547
FARO Technologies, Inc.*	944	41,451
Fitbit, Inc., Class A*	12,145	71,898
II-VI, Inc.*	3,567	132,835
Insight Enterprises, Inc.*	1,995	109,845
Iteris, Inc.*	1,412	5,888
Itron, Inc.*	1,925	89,801
KEMET Corp.	3,202	54,338
Kimball Electronics, Inc.*	1,471	22,786
Knowles Corp.*	4,930	86,916
Maxwell Technologies, Inc.*	1,926	8,609
Mesa Laboratories, Inc.	191	44,025
Methode Electronics, Inc.	2,049	58,970
MTS Systems Corp.	1,018	55,440
Napco Security Technologies, Inc.*	709	14,705
nLight, Inc.(x)*	1,334	29,722
Novanta, Inc.*	1,855	157,174
OSI Systems, Inc.*	953	83,483
PAR Technology Corp.*	626	15,312
Park Electrochemical Corp.	1,093	17,160
PC Connection, Inc.	646	23,689
Plexus Corp.*	53,183	3,241,504
Rogers Corp.*	1,041	165,394
Sanmina Corp.*	3,867	111,563
ScanSource, Inc.*	1,449	51,903
SYNNEX Corp.	2,359	225,025
Tech Data Corp.*	2,056	210,555
TTM Technologies, Inc.*	5,288	62,028
Vishay Intertechnology, Inc.	7,490	138,340
Vishay Precision Group, Inc.*	566	19,363

		9,558,225

IT Services (0.9%)
Brightcove, Inc.*	2,159	18,157
CACI International, Inc., Class A*	1,388	252,644
Carbonite, Inc.*	1,834	45,502
Cardtronics plc, Class A*	2,249	80,019
Cass Information Systems, Inc.	813	38,455
CSG Systems International, Inc.	1,873	79,228
Endurance International Group Holdings, Inc.*	3,950	28,638
Everi Holdings, Inc.*	3,653	38,430
EVERTEC, Inc.	3,449	95,917
Evo Payments, Inc., Class A(x)*	1,364	39,624
Exela Technologies, Inc.*	2,626	8,771
ExlService Holdings, Inc.*	1,888	113,318
GTT Communications, Inc.(x)*	2,372	82,308
Hackett Group, Inc. (The)	1,328	20,982
I3 Verticals, Inc., Class A*	403	9,680
Information Services Group, Inc.*	1,996	7,445
Internap Corp.*	1,483	7,356
Limelight Networks, Inc.*	6,039	19,506
LiveRamp Holdings, Inc.*	3,795	207,093
ManTech International Corp., Class A	1,492	80,598
MAXIMUS, Inc.	3,611	256,309
MoneyGram International, Inc.*	1,798	3,668
NIC, Inc.	3,655	62,464
Perficient, Inc.*	1,611	44,125
Perspecta, Inc.	7,747	156,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
PFSweb, Inc.*	801	$4,173
Presidio, Inc.	2,284	33,803
PRGX Global, Inc.*	1,069	8,466
Science Applications International Corp.	2,860	220,077
ServiceSource International, Inc.*	4,666	4,299
Sykes Enterprises, Inc.*	2,218	62,725
Travelport Worldwide Ltd.	7,108	111,809
TTEC Holdings, Inc.	791	28,658
Tucows, Inc., Class A(x)*	536	43,512
Unisys Corp.(x)*	2,792	32,583
Virtusa Corp.*	1,590	84,986

		2,431,972

Semiconductors & Semiconductor Equipment (3.7%)
ACM Research, Inc., Class A(x)*	444	6,851
Adesto Technologies Corp.(x)*	1,440	8,712
Advanced Energy Industries, Inc.*	46,170	2,293,726
Alpha & Omega Semiconductor Ltd.*	1,108	12,753
Ambarella, Inc.*	1,692	73,094
Amkor Technology, Inc.*	5,835	49,831
Aquantia Corp.*	1,183	10,718
Axcelis Technologies, Inc.*	1,855	37,323
AXT, Inc.(x)*	2,287	10,177
Brooks Automation, Inc.	3,938	115,502
Cabot Microelectronics Corp.	1,541	172,530
CEVA, Inc.*	1,260	33,970
Cirrus Logic, Inc.*	3,184	133,951
Cohu, Inc.	2,307	34,028
Cree, Inc.*	5,761	329,644
Diodes, Inc.*	2,292	79,532
Entegris, Inc.	8,032	286,662
FormFactor, Inc.*	4,111	66,146
Ichor Holdings Ltd.(x)*	1,064	24,025
Impinj, Inc.*	904	15,146
Inphi Corp.*	2,451	107,207
Integrated Device Technology, Inc.*	7,339	359,538
Kopin Corp.*	3,432	4,599
Lattice Semiconductor Corp.*	6,488	77,402
MACOM Technology Solutions Holdings, Inc.*	2,561	42,794
MaxLinear, Inc.*	3,526	90,019
MKS Instruments, Inc.	18,616	1,732,219
Nanometrics, Inc.*	1,275	39,372
NeoPhotonics Corp.*	1,884	11,850
NVE Corp.	268	26,235
PDF Solutions, Inc.*	1,688	20,847
Photronics, Inc.*	3,632	34,322
Power Integrations, Inc.	1,632	114,142
Rambus, Inc.*	5,984	62,533
Rudolph Technologies, Inc.*	1,787	40,744
Semtech Corp.*	3,686	187,654
Silicon Laboratories, Inc.*	2,424	196,005
SMART Global Holdings, Inc.*	590	11,328
SunPower Corp.(x)*	3,475	22,622
Synaptics, Inc.*	17,745	705,364
Ultra Clean Holdings, Inc.(x)*	2,187	22,635
Veeco Instruments, Inc.*	2,723	29,517
Versum Materials, Inc.	48,915	2,460,914
Xperi Corp.	2,778	65,005

		10,259,188

Software (2.6%)
8x8, Inc.*	5,216	105,363
A10 Networks, Inc.*	2,790	19,781
ACI Worldwide, Inc.*	6,492	213,392
Agilysys, Inc.*	866	18,333
Alarm.com Holdings, Inc.*	1,784	115,782
Altair Engineering, Inc., Class A*	1,432	52,712
Alteryx, Inc., Class A*	1,673	140,315
Amber Road, Inc.*	1,207	10,465
American Software, Inc., Class A	1,687	20,160
Anaplan, Inc.*	983	38,691
Appfolio, Inc., Class A*	883	70,110
Asure Software, Inc.(x)*	549	3,354
Avalara, Inc.*	1,546	86,251
Avaya Holdings Corp.*	5,909	99,448
Benefitfocus, Inc.(x)*	1,573	77,895
Blackbaud, Inc.	2,736	218,141
Blackline, Inc.*	2,088	96,716
Bottomline Technologies DE, Inc.*	2,380	119,214
Box, Inc., Class A*	7,016	135,479
Carbon Black, Inc.*	2,235	31,178
ChannelAdvisor Corp.*	1,378	16,784
Cision Ltd.*	3,790	52,188
Cloudera, Inc.*	11,387	124,574
CommVault Systems, Inc.*	2,267	146,766
Cornerstone OnDemand, Inc.*	3,087	169,106
Coupa Software, Inc.*	3,138	285,495
Digimarc Corp.(x)*	613	19,236
Domo, Inc., Class B*	929	37,467
Ebix, Inc.(x)	1,362	67,242
eGain Corp.*	987	10,314
Ellie Mae, Inc.(x)*	1,967	194,123
Envestnet, Inc.*	2,545	166,418
Everbridge, Inc.*	1,589	119,191
Five9, Inc.*	3,258	172,120
ForeScout Technologies, Inc.*	1,713	71,792
Fusion Connect, Inc.(x)*	1,144	1,499
HubSpot, Inc.*	2,047	340,232
Instructure, Inc.*	1,821	85,806
j2 Global, Inc.	2,645	229,057
LivePerson, Inc.*	3,351	97,246
LogMeIn, Inc.	4,340	347,634
Majesco*	231	1,629
MicroStrategy, Inc., Class A*	447	64,480
Mitek Systems, Inc.*	1,879	22,999
MobileIron, Inc.*	3,998	21,869
Model N, Inc.*	1,444	25,328
Monotype Imaging Holdings, Inc.	2,401	47,756
New Relic, Inc.*	2,559	252,573
OneSpan, Inc.*	1,776	34,135
Park City Group, Inc.(x)*	738	5,897
Paylocity Holding Corp.*	1,643	146,539
Progress Software Corp.	2,528	112,167
PROS Holdings, Inc.*	1,803	76,159
Q2 Holdings, Inc.*	2,126	147,247
QAD, Inc., Class A	598	25,756
Qualys, Inc.*	1,936	160,185
Rapid7, Inc.*	2,102	106,382
Rimini Street, Inc.(x)*	469	2,345
SailPoint Technologies Holding, Inc.*	3,959	113,702
SecureWorks Corp., Class A(x)*	567	10,433
ShotSpotter, Inc.*	407	15,710
SPS Commerce, Inc.*	975	103,408
SVMK, Inc.*	1,030	18,756
Telaria, Inc.*	2,425	15,374
Telenav, Inc.*	1,705	10,349
Tenable Holdings, Inc.*	1,628	51,542
TiVo Corp.	6,850	63,842
Trade Desk, Inc. (The), Class A(x)*	1,869	369,969
Upland Software, Inc.*	883	37,404
Varonis Systems, Inc.*	1,609	95,945
Verint Systems, Inc.*	3,650	218,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Veritone, Inc.(x)*	402	$2,090
VirnetX Holding Corp.*	3,148	19,927
Workiva, Inc.*	1,616	81,931
Yext, Inc.*	4,730	103,398
Zix Corp.*	2,988	20,557
Zscaler, Inc.(x)*	3,446	244,425

		7,277,767

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	6,177	66,465
Avid Technology, Inc.*	1,681	12,523
Cray, Inc.*	2,342	61,009
Diebold Nixdorf, Inc.	4,318	47,800
Eastman Kodak Co.(x)*	1,052	3,114
Electronics For Imaging, Inc.*	2,501	67,277
Immersion Corp.*	1,449	12,215
Stratasys Ltd.*	2,849	67,863
USA Technologies, Inc.(x)*	3,440	14,276

		352,542

Total Information Technology		33,592,219

Materials (7.2%)
Chemicals (1.8%)
Advanced Emissions Solutions, Inc.(x)	846	9,780
AdvanSix, Inc.*	1,732	49,483
AgroFresh Solutions, Inc.(x)*	1,755	5,862
American Vanguard Corp.	1,665	28,671
Amyris, Inc.(x)*	1,891	3,952
Balchem Corp.	1,820	168,896
Chase Corp.	419	38,774
Ferro Corp.*	4,702	89,009
Flotek Industries, Inc.(x)*	3,436	11,133
FutureFuel Corp.	1,446	19,376
GCP Applied Technologies, Inc.*	4,043	119,673
Hawkins, Inc.	536	19,741
HB Fuller Co.	2,869	139,548
Ingevity Corp.*	2,402	253,675
Innophos Holdings, Inc.	1,078	32,491
Innospec, Inc.	1,376	114,690
Intrepid Potash, Inc.*	5,841	22,137
Koppers Holdings, Inc.*	1,159	30,111
Kraton Corp.*	1,749	56,283
Kronos Worldwide, Inc.	1,331	18,661
Livent Corp.*	8,460	103,889
LSB Industries, Inc.*	1,302	8,124
Marrone Bio Innovations, Inc.(x)*	2,971	4,546
Minerals Technologies, Inc.	50,589	2,974,127
OMNOVA Solutions, Inc.*	2,464	17,297
PolyOne Corp.	4,539	133,038
PQ Group Holdings, Inc.*	2,059	31,235
Quaker Chemical Corp.	741	148,444
Rayonier Advanced Materials, Inc.(x)	2,784	37,751
Sensient Technologies Corp.	2,414	163,645
Stepan Co.	1,148	100,473
Trecora Resources*	1,141	10,372
Tredegar Corp.	1,449	23,387
Trinseo SA	2,431	110,124
Tronox Holdings plc, Class A	5,297	69,656
Valhi, Inc.	1,231	2,844

		5,170,898

Construction Materials (0.9%)
Eagle Materials, Inc.	27,500	2,318,250
Forterra, Inc.(x)*	1,012	4,271
Summit Materials, Inc., Class A(x)*	6,385	101,330
United States Lime & Minerals, Inc.	105	8,097
US Concrete, Inc.(x)*	911	37,734

		2,469,682

Containers & Packaging (0.1%)
Greif, Inc., Class A	1,450	59,813
Greif, Inc., Class B	323	15,791
Myers Industries, Inc.	1,953	33,416
UFP Technologies, Inc.*	388	14,511

		123,531

Metals & Mining (3.7%)
AK Steel Holding Corp.(x)*	18,119	49,827
Allegheny Technologies, Inc.*	7,106	181,700
Carpenter Technology Corp.	71,251	3,266,858
Century Aluminum Co.*	2,767	24,571
Cleveland-Cliffs, Inc.(x)	16,143	161,269
Coeur Mining, Inc.*	10,570	43,126
Commercial Metals Co.	6,628	113,206
Compass Minerals International, Inc.	1,953	106,185
Gold Resource Corp.	3,091	12,148
Haynes International, Inc.	695	22,817
Hecla Mining Co.	26,053	59,922
Kaiser Aluminum Corp.	913	95,618
Materion Corp.	1,133	64,649
OceanaGold Corp.	1,000,482	3,144,404
Olympic Steel, Inc.	512	8,125
Ramaco Resources, Inc.*	498	2,888
Reliance Steel & Aluminum Co.	31,200	2,816,112
Ryerson Holding Corp.*	738	6,317
Schnitzer Steel Industries, Inc., Class A	1,477	35,448
SunCoke Energy, Inc.*	3,736	31,719
Synalloy Corp.	421	6,399
TimkenSteel Corp.*	2,316	25,152
Universal Stainless & Alloy Products, Inc.*	496	8,219
Warrior Met Coal, Inc.	2,484	75,514
Worthington Industries, Inc.	2,017	75,274

		10,437,467

Paper & Forest Products (0.7%)
Boise Cascade Co.	2,206	59,033
Clearwater Paper Corp.*	933	18,175
Louisiana-Pacific Corp.	8,023	195,601
Neenah, Inc.	957	61,592
PH Glatfelter Co.	113,001	1,595,574
Schweitzer-Mauduit International, Inc.	1,745	67,566
Verso Corp., Class A*	1,964	42,069

		2,039,610

Total Materials		20,241,188

Real Estate (6.8%)
Equity Real Estate Investment Trusts (REITs) (6.5%)
Acadia Realty Trust (REIT)	4,604	125,551
Agree Realty Corp. (REIT)	1,903	131,954
Alexander & Baldwin, Inc. (REIT)	3,887	98,885
Alexander’s, Inc. (REIT)	124	46,645
American Assets Trust, Inc. (REIT)	2,166	99,333
Americold Realty Trust (REIT)(x)	7,221	220,313
Armada Hoffler Properties, Inc. (REIT)	2,837	44,229
Ashford Hospitality Trust, Inc. (REIT)	4,801	22,805
Bluerock Residential Growth REIT, Inc. (REIT)	1,254	13,518
Braemar Hotels & Resorts, Inc. (REIT)	1,629	19,890
Brandywine Realty Trust (REIT)	105,900	1,679,574
BRT Apartments Corp. (REIT)	437	6,066

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CareTrust REIT, Inc. (REIT)	4,725	$110,848
CatchMark Timber Trust, Inc. (REIT), Class A	2,757	27,074
CBL & Associates Properties, Inc. (REIT)(x)	9,595	14,872
Cedar Realty Trust, Inc. (REIT)	4,624	15,722
Chatham Lodging Trust (REIT)	2,582	49,678
Chesapeake Lodging Trust (REIT)	3,396	94,443
City Office REIT, Inc. (REIT)	2,273	25,708
Clipper Realty, Inc. (REIT)	979	13,109
Community Healthcare Trust, Inc. (REIT)	1,011	36,285
CoreCivic, Inc. (REIT)	6,759	131,462
CorEnergy Infrastructure Trust, Inc. (REIT)	689	25,321
CorePoint Lodging, Inc. (REIT)	2,358	26,339
Cousins Properties, Inc. (REIT)	23,574	227,725
DiamondRock Hospitality Co. (REIT)	11,794	127,729
Easterly Government Properties, Inc. (REIT)	3,497	62,981
EastGroup Properties, Inc. (REIT)	1,964	219,261
Essential Properties Realty Trust, Inc. (REIT)	1,936	37,791
Farmland Partners, Inc. (REIT)(x)	1,753	11,219
First Industrial Realty Trust, Inc. (REIT)	6,774	239,529
Four Corners Property Trust, Inc. (REIT)	3,787	112,095
Franklin Street Properties Corp. (REIT)	5,998	43,126
Front Yard Residential Corp. (REIT)	2,905	26,929
GEO Group, Inc. (The) (REIT)	6,837	131,270
Getty Realty Corp. (REIT)	1,856	59,448
Gladstone Commercial Corp. (REIT)	1,600	33,232
Gladstone Land Corp. (REIT)(x)	724	9,159
Global Medical REIT, Inc. (REIT)	961	9,437
Global Net Lease, Inc. (REIT)	4,150	78,435
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,318	85,073
Healthcare Realty Trust, Inc. (REIT)	7,047	226,279
Hersha Hospitality Trust (REIT)	2,032	34,828
Highwoods Properties, Inc. (REIT)	53,900	2,521,442
Independence Realty Trust, Inc. (REIT)	4,978	53,713
Industrial Logistics Properties Trust (REIT)	3,638	73,378
InfraREIT, Inc. (REIT)	2,506	52,551
Innovative Industrial Properties, Inc. (REIT)(x)	525	42,887
Investors Real Estate Trust (REIT)	687	41,158
iStar, Inc. (REIT)	3,578	30,127
Jernigan Capital, Inc. (REIT)	1,050	22,092
Kite Realty Group Trust (REIT)	4,747	75,904
Lexington Realty Trust (REIT)	11,958	108,339
LTC Properties, Inc. (REIT)	41,845	1,916,501
Mack-Cali Realty Corp. (REIT)	5,153	114,397
MedEquities Realty Trust, Inc. (REIT)	1,603	17,841
Monmouth Real Estate Investment Corp. (REIT)	4,992	65,795
National Health Investors, Inc. (REIT)	2,328	182,864
National Storage Affiliates Trust (REIT)	3,246	92,543
New Senior Investment Group, Inc. (REIT)	4,173	22,743
NexPoint Residential Trust, Inc. (REIT)	1,049	40,219
NorthStar Realty Europe Corp. (REIT)	2,491	43,244
Office Properties Income Trust (REIT)	2,644	73,080
One Liberty Properties, Inc. (REIT)	909	26,361
Pebblebrook Hotel Trust (REIT)	7,229	224,533
Pennsylvania REIT (REIT)(x)	3,959	24,902
Physicians Realty Trust (REIT)	10,083	189,661
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,901	143,886
PotlatchDeltic Corp. (REIT)	3,648	137,858
Preferred Apartment Communities, Inc. (REIT), Class A	2,292	33,967
PS Business Parks, Inc. (REIT)	1,125	176,434
QTS Realty Trust, Inc. (REIT), Class A	2,901	130,516
Retail Opportunity Investments Corp. (REIT)	6,444	111,739
Retail Properties of America, Inc. (REIT), Class A	209,995	2,559,839
Rexford Industrial Realty, Inc. (REIT)	5,242	187,716
RLJ Lodging Trust (REIT)	9,877	173,539
RPT Realty (REIT)	4,521	54,297
Ryman Hospitality Properties, Inc. (REIT)	2,540	208,890
Sabra Health Care REIT, Inc. (REIT)	10,120	197,036
Safehold, Inc. (REIT)(x)	457	9,967
Saul Centers, Inc. (REIT)	661	33,956
Seritage Growth Properties (REIT), Class A(x)	1,830	81,325
Spirit MTA REIT (REIT)	2,407	15,621
STAG Industrial, Inc. (REIT)	5,174	153,409
Summit Hotel Properties, Inc. (REIT)	5,737	65,459
Sunstone Hotel Investors, Inc. (REIT)	141,334	2,035,210
Tanger Factory Outlet Centers, Inc. (REIT)	5,200	109,096
Terreno Realty Corp. (REIT)	3,308	139,068
Tier REIT, Inc. (REIT)	3,076	88,158
UMH Properties, Inc. (REIT)	1,957	27,555
Universal Health Realty Income Trust (REIT)	741	56,101
Urban Edge Properties (REIT)	5,931	112,689
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	34,593
Washington Prime Group, Inc. (REIT)(x)	10,714	60,534
Washington REIT (REIT)	4,445	126,149
Whitestone REIT (REIT)	2,145	25,783
Xenia Hotels & Resorts, Inc. (REIT)	6,412	140,487

		18,342,322

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA(x)*	583	13,800
American Realty Investors, Inc.(x)*	164	1,984
Consolidated-Tomoka Land Co.	218	12,873
Cushman & Wakefield plc*	3,607	64,205
Forestar Group, Inc.*	556	9,613
FRP Holdings, Inc.*	401	19,076
Griffin Industrial Realty, Inc.	60	2,091
HFF, Inc., Class A	2,126	101,516
Kennedy-Wilson Holdings, Inc.	7,127	152,447
Marcus & Millichap, Inc.*	1,103	44,925
Maui Land & Pineapple Co., Inc.*	397	4,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Newmark Group, Inc., Class A	8,357	$69,697
RE/MAX Holdings, Inc., Class A	1,011	38,964
Redfin Corp.(x)*	4,551	92,249
RMR Group, Inc. (The), Class A	387	23,599
St Joe Co. (The)*	1,931	31,842
Stratus Properties, Inc.*	391	10,326
Tejon Ranch Co.*	1,174	20,662
Transcontinental Realty Investors, Inc.*	124	3,874
Trinity Place Holdings, Inc.*	1,020	4,080

		722,361

Total Real Estate		19,064,683

Utilities (3.8%)
Electric Utilities (0.8%)
ALLETE, Inc.	2,920	240,112
El Paso Electric Co.	2,297	135,110
IDACORP, Inc.	12,330	1,227,328
MGE Energy, Inc.	1,985	134,920
Otter Tail Corp.	2,238	111,497
PNM Resources, Inc.	4,505	213,267
Portland General Electric Co.	5,069	262,777
Spark Energy, Inc., Class A	628	5,595

		2,330,606

Gas Utilities (1.3%)
Chesapeake Utilities Corp.	895	81,633
New Jersey Resources Corp.	4,938	245,863
Northwest Natural Holding Co.	1,633	107,174
ONE Gas, Inc.	2,957	263,262
RGC Resources, Inc.	392	10,392
South Jersey Industries, Inc.	5,124	164,326
Southwest Gas Holdings, Inc.	2,919	240,117
Spire, Inc.	31,150	2,563,333

		3,676,100

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	6,072	15,302
Clearway Energy, Inc., Class A	2,022	29,400
Clearway Energy, Inc., Class C	4,154	62,767
Ormat Technologies, Inc.	2,235	123,260
Pattern Energy Group, Inc., Class A	4,616	101,552
TerraForm Power, Inc., Class A	4,126	56,691

		388,972

Multi-Utilities (1.3%)
Avista Corp.	3,716	150,944
Black Hills Corp.	43,937	3,254,414
NorthWestern Corp.	2,864	201,654
Unitil Corp.	807	43,715

		3,650,727

Water Utilities (0.2%)
American States Water Co.	2,080	148,304
AquaVenture Holdings Ltd.*	563	10,894
Artesian Resources Corp., Class A	433	16,138
Cadiz, Inc.(x)*	1,274	12,332
California Water Service Group	2,725	147,913
Connecticut Water Service, Inc.	679	46,613
Consolidated Water Co. Ltd.	839	10,798
Global Water Resources, Inc.	477	4,680
Middlesex Water Co.	914	51,175
Pure Cycle Corp.*	984	9,702
SJW Group	1,317	81,312
York Water Co. (The)	700	24,024

		563,885

Total Utilities		10,610,290

Total Common Stocks (87.8%) (Cost $201,625,221)		246,453,851

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.3%)
Energy (0.2%)
Energy Equipment & Services (0.2%)
Unit Corp.
6.625%, 5/15/21	$669,000	$643,912

Total Energy		643,912

Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc.
6.000%, 3/1/27(x)	246,000	243,002

Total Industrials		243,002

Total Corporate Bonds		886,914

Total Long-Term Debt Securities (0.3%) (Cost $896,260)		886,914

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	1,566	614

Total Consumer Staples		614

Health Care (0.0%)
Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)*	1,503	203

Total Health Care		203

Total Rights (0.0%) (Cost $—)		817

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.9%)
JPMorgan Prime Money Market Fund, IM Shares	19,582,874	19,588,749

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $919,359, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $937,547.(xx)	919,164	919,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $107,136. (xx)	$100,000	$100,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,500,319, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $1,530,000. (xx)	1,500,000	1,500,000

Total Repurchase Agreements		3,519,164

Total Short-Term Investments (8.2%) (Cost $23,105,967)		23,107,913

Total Investments in Securities (96.3%) (Cost $225,627,448)		270,449,495

Other Assets Less Liabilities (3.7%)		10,409,949

Net Assets (100%)		$280,859,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $4,075 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $9,517,555. This was collateralized by $6,384,787 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $3,519,164 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc.	1,023	21,749	—	—	—	1,002	22,751	—	—
PennyMac Mortgage Investment Trust (REIT)	3,329	59,491	2,528	—	—	6,925	68,944	—	—

Total		81,240	2,528	—	—	7,927	91,695	—	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	376	6/2019	USD	29,023,440	34,017

					34,017

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,784,253	$—	$—	$4,784,253
Consumer Discretionary	22,736,095	—	—	22,736,095
Consumer Staples	8,236,661	3,167,838	—	11,404,499
Energy	4,715,220	3,380,583	—	8,095,803
Financials	50,398,930	—	—	50,398,930
Health Care	20,319,278	—	—	20,319,278
Industrials	45,185,252	21,361	—	45,206,613
Information Technology	33,592,219	—	—	33,592,219
Materials	20,241,188	—	—	20,241,188
Real Estate	19,062,592	2,091	—	19,064,683
Utilities	10,610,290	—	—	10,610,290
Corporate Bonds
Energy	—	643,912	—	643,912
Industrials	—	243,002	—	243,002
Futures	34,017	—	—	34,017
Rights
Consumer Staples	—	—	614	614
Health Care	—	—	203	203
Short-Term Investments
Investment Company	19,588,749	—	—	19,588,749
Repurchase Agreements	—	3,519,164	—	3,519,164

Total Assets	$259,504,744	$10,977,951	$817	$270,483,512

Total Liabilities	$—	$—	$—	$—

Total	$259,504,744	$10,977,951	$817	$270,483,512

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,165,774
Aggregate gross unrealized depreciation	(18,333,790)

Net unrealized appreciation	$44,831,984

Federal income tax cost of investments in securities and derivative instruments, if applicable	$225,651,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Entertainment (0.5%)
Liberty Media Corp.-Liberty Formula One, Class C*	138,905	$4,868,620

Media (0.8%)
Omnicom Group, Inc.	114,807	8,379,763

Total Communication Services		13,248,383

Consumer Discretionary (9.2%)
Auto Components (0.4%)
Visteon Corp.(x)*	60,519	4,075,955

Diversified Consumer Services (2.0%)
frontdoor, Inc.*	154,628	5,322,296
ServiceMaster Global Holdings, Inc.*	309,256	14,442,255

		19,764,551

Hotels, Restaurants & Leisure (3.2%)
Aramark	239,878	7,088,395
Dunkin’ Brands Group, Inc.	189,559	14,235,881
Norwegian Cruise Line Holdings Ltd.*	186,712	10,261,691

		31,585,967

Internet & Direct Marketing Retail (0.5%)
Wayfair, Inc., Class A(x)*	35,720	5,302,634

Specialty Retail (0.5%)
Williams-Sonoma, Inc.(x)	98,134	5,522,000

Textiles, Apparel & Luxury Goods (2.6%)
Carter’s, Inc.	46,686	4,705,482
Gildan Activewear, Inc.	447,988	16,114,128
Lululemon Athletica, Inc.*	32,975	5,403,613

		26,223,223

Total Consumer Discretionary		92,474,330

Financials (11.4%)
Banks (0.5%)
SVB Financial Group*	23,584	5,244,138

Capital Markets (5.5%)
Cboe Global Markets, Inc.	61,581	5,877,291
LPL Financial Holdings, Inc.	292,212	20,352,566
MSCI, Inc.	37,825	7,521,123
TD Ameritrade Holding Corp.	427,842	21,387,821

		55,138,801

Consumer Finance (0.6%)
Synchrony Financial	179,656	5,731,026

Insurance (4.8%)
Aon plc	120,243	20,525,480
Intact Financial Corp.	162,636	13,762,023
WR Berkley Corp.	161,701	13,699,309

		47,986,812

Total Financials		114,100,777

Health Care (17.1%)
Biotechnology (2.6%)
Alkermes plc*	80,508	2,937,737
Celgene Corp.*	88,166	8,317,581
Neurocrine Biosciences, Inc.*	101,603	8,951,224
Sage Therapeutics, Inc.(x)*	16,467	2,619,076
Sarepta Therapeutics, Inc.(x)*	28,190	3,359,966

		26,185,584

Health Care Equipment & Supplies (8.2%)
Boston Scientific Corp.*	504,880	19,377,294
Cooper Cos., Inc. (The)	67,368	19,952,381
ICU Medical, Inc.*	34,741	8,314,564
STERIS plc	139,715	17,887,711
Teleflex, Inc.	27,311	8,252,292
Varian Medical Systems, Inc.*	54,446	7,716,087

		81,500,329

Life Sciences Tools & Services (5.2%)
IQVIA Holdings, Inc.*	89,196	12,830,844
PerkinElmer, Inc.	217,349	20,943,750
Waters Corp.*	70,434	17,728,942

		51,503,536

Pharmaceuticals (1.1%)
Catalent, Inc.*	219,157	8,895,583
Elanco Animal Health, Inc.*	76,228	2,444,632

		11,340,215

Total Health Care		170,529,664

Industrials (18.3%)
Aerospace & Defense (2.9%)
Harris Corp.	72,631	11,599,897
Teledyne Technologies, Inc.*	72,856	17,267,600

		28,867,497

Airlines (0.6%)
Ryanair Holdings plc (ADR)*	82,236	6,162,766

Commercial Services & Supplies (2.6%)
Cimpress NV(x)*	113,426	9,088,825
Edenred	164,720	7,496,308
Ritchie Bros Auctioneers, Inc.	270,127	9,184,318

		25,769,451

Electrical Equipment (2.7%)
AMETEK, Inc.	44,802	3,717,222
Sensata Technologies Holding plc*	511,915	23,046,413

		26,763,635

Industrial Conglomerates (1.1%)
Carlisle Cos., Inc.	87,707	10,754,632

Machinery (2.7%)
Middleby Corp. (The)*	61,389	7,982,412
Rexnord Corp.*	370,118	9,304,766
Wabtec Corp.	135,936	10,021,202

		27,308,380

Professional Services (4.3%)
CoStar Group, Inc.*	37,403	17,445,507
IHS Markit Ltd.*	159,993	8,700,420
Verisk Analytics, Inc.	124,411	16,546,663

		42,692,590

Road & Rail (0.9%)
Lyft, Inc., Class A*	12,731	996,710
Old Dominion Freight Line, Inc.	56,617	8,174,929

		9,171,639

Trading Companies & Distributors (0.5%)
Ferguson plc	79,415	5,051,720

Total Industrials		182,542,310

Information Technology (34.3%)
Electronic Equipment, Instruments & Components (5.5%)
Belden, Inc.	108,662	5,835,150
Dolby Laboratories, Inc., Class A	123,554	7,780,195
Flex Ltd.*	830,810	8,308,100
National Instruments Corp.	335,080	14,864,149
TE Connectivity Ltd.	229,875	18,562,406

		55,350,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (11.3%)
Amdocs Ltd.	259,572	$14,045,441
Broadridge Financial Solutions, Inc.	137,941	14,303,102
Euronet Worldwide, Inc.*	37,365	5,327,875
Fidelity National Information Services, Inc.	129,505	14,647,016
Gartner, Inc.*	59,662	9,049,532
Global Payments, Inc.	152,807	20,861,212
GoDaddy, Inc., Class A*	144,552	10,868,865
WEX, Inc.*	121,069	23,244,037

		112,347,080

Semiconductors & Semiconductor Equipment (7.3%)
KLA-Tencor Corp.	146,933	17,545,270
Lam Research Corp.	68,253	12,217,970
Microchip Technology, Inc.(x)	239,144	19,839,386
ON Semiconductor Corp.*	794,190	16,336,488
Xilinx, Inc.	57,690	7,314,515

		73,253,629

Software (10.2%)
Atlassian Corp. plc, Class A*	139,530	15,681,777
Constellation Software, Inc.	30,450	25,805,085
Intuit, Inc.	27,615	7,218,837
Nice Ltd. (ADR)*	134,766	16,510,183
SS&C Technologies Holdings, Inc.	387,366	24,671,340
Ultimate Software Group, Inc. (The)*	36,172	11,941,462

		101,828,684

Total Information Technology		342,779,393

Materials (1.5%)
Containers & Packaging (1.5%)
Sealed Air Corp.	321,530	14,809,672

Total Materials		14,809,672

Real Estate (4.2%)
Equity Real Estate Investment Trusts (REITs) (4.2%)
Crown Castle International Corp. (REIT)	169,891	21,746,048
Lamar Advertising Co. (REIT), Class A	253,211	20,069,504

Total Real Estate		41,815,552

Total Common Stocks (97.3%) (Cost $691,404,149)		972,300,081

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.2%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,530,631, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,560,912. (xx)	$1,530,306	1,530,306

Total Short-Term Investment (0.2%) (Cost $1,530,306)		1,530,306

Total Investments in Securities (97.5%) (Cost $692,934,455)		973,830,387
Other Assets Less Liabilities (2.5%)		25,087,022

Net Assets (100%)		$998,917,409

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $25,916,565. This was collateralized by $25,442,329 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-11/15/48 and by cash of $1,530,306 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$13,248,383	$—	$—	$13,248,383
Consumer Discretionary	92,474,330	—	—	92,474,330
Financials	114,100,777	—	—	114,100,777
Health Care	170,529,664	—	—	170,529,664
Industrials	169,994,282	12,548,028	—	182,542,310
Information Technology	342,779,393	—	—	342,779,393
Materials	14,809,672	—	—	14,809,672
Real Estate	41,815,552	—	—	41,815,552
Short-Term Investment
Repurchase Agreement	—	1,530,306	—	1,530,306

Total Assets	$959,752,053	$14,078,334	$—	$973,830,387

Total Liabilities	$—	$—	$—	$—

Total	$959,752,053	$14,078,334	$—	$973,830,387

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$304,169,306
Aggregate gross unrealized depreciation	(23,235,132)

Net unrealized appreciation	$280,934,174

Federal income tax cost of investments in securities and derivative instruments, if applicable	$692,896,213

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.8%)
Interactive Media & Services (9.8%)
Alphabet, Inc., Class A*	12,986	$15,283,094
Alphabet, Inc., Class C*	12,986	15,236,604
Facebook, Inc., Class A*	198,937	33,160,808

Total Communication Services		63,680,506

Consumer Discretionary (23.2%)
Hotels, Restaurants & Leisure (8.0%)
Starbucks Corp.	263,546	19,592,010
Yum China Holdings, Inc.	491,710	22,082,696
Yum! Brands, Inc.	98,298	9,811,123

		51,485,829

Internet & Direct Marketing Retail (12.6%)
Alibaba Group Holding Ltd. (ADR)*	207,947	37,939,930
Amazon.com, Inc.*	24,580	43,770,835

		81,710,765

Textiles, Apparel & Luxury Goods (2.6%)
Under Armour, Inc., Class A(x)*	796,452	16,836,996

Total Consumer Discretionary		150,033,590

Consumer Staples (10.7%)
Beverages (5.6%)
Coca-Cola Co. (The)	200,843	9,411,503
Monster Beverage Corp.*	495,828	27,062,292

		36,473,795

Food Products (2.0%)
Danone SA (ADR)	829,111	12,760,019

Household Products (3.1%)
Colgate-Palmolive Co.	142,048	9,735,970
Procter & Gamble Co. (The)	102,364	10,650,974

		20,386,944

Total Consumer Staples		69,620,758

Energy (1.7%)
Energy Equipment & Services (1.7%)
Schlumberger Ltd.	256,162	11,160,978

Total Energy		11,160,978

Financials (7.5%)
Capital Markets (6.3%)
FactSet Research Systems, Inc.	50,746	12,598,709
MSCI, Inc.	69,857	13,890,366
SEI Investments Co.	279,391	14,598,180

		41,087,255

Consumer Finance (1.2%)
American Express Co.	69,757	7,624,440

Total Financials		48,711,695

Health Care (15.1%)
Biotechnology (6.3%)
Amgen, Inc.	36,647	6,962,197
BioMarin Pharmaceutical, Inc.*	135,185	12,008,484
Regeneron Pharmaceuticals, Inc.*	53,586	22,003,483

		40,974,164

Health Care Equipment & Supplies (1.9%)
Varian Medical Systems, Inc.*	85,075	12,056,829

Health Care Technology (2.1%)
Cerner Corp.*	243,851	13,950,715

Pharmaceuticals (4.8%)
Merck & Co., Inc.	56,213	4,675,235
Novartis AG (ADR)	94,979	9,131,281
Novo Nordisk A/S (ADR)	327,573	17,135,344

		30,941,860

Total Health Care		97,923,568

Industrials (6.2%)
Air Freight & Logistics (3.9%)
Expeditors International of Washington, Inc.	326,818	24,805,486

Machinery (2.3%)
Deere & Co.	93,996	15,024,321

Total Industrials		39,829,807

Information Technology (25.1%)
Communications Equipment (2.8%)
Cisco Systems, Inc.	340,259	18,370,583

IT Services (5.9%)
Automatic Data Processing, Inc.	41,245	6,588,476
Visa, Inc., Class A	200,815	31,365,295

		37,953,771

Semiconductors & Semiconductor Equipment (4.6%)
NVIDIA Corp.	86,904	15,604,482
QUALCOMM, Inc.	249,079	14,204,976

		29,809,458

Software (11.8%)
Autodesk, Inc.*	180,661	28,150,597
Microsoft Corp.	121,732	14,357,072
Oracle Corp.	627,873	33,723,059

		76,230,728

Total Information Technology		162,364,540

Total Investments in Securities (99.3%) (Cost $389,409,006)		643,325,442
Other Assets Less Liabilities (0.7%)		4,506,754

Net Assets (100%)		$647,832,196

*	Non-income producing.

(x)

All or a portion of security is on loan at March 31, 2019, the Portfolio had loaned securities with a total value of $15,153,279. This was collateralized by $16,080,348 of various U.S. Government Treasury Securities, ranging from 0.125% - 8.750%, maturing 8/15/19-5/15/48.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Glossary:

ADR — American Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

China	9.3%
Denmark	2.6
France	2.0
Switzerland	1.4
United States	84.0
Cash and Other	0.7

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$63,680,506	$—	$—	$63,680,506
Consumer Discretionary	150,033,590	—	—	150,033,590
Consumer Staples	69,620,758	—	—	69,620,758
Energy	11,160,978	—	—	11,160,978
Financials	48,711,695	—	—	48,711,695
Health Care	97,923,568	—	—	97,923,568
Industrials	39,829,807	—	—	39,829,807
Information Technology	162,364,540	—	—	162,364,540

Total Assets	$643,325,442	$—	$—	$643,325,442

Total Liabilities	$—	$—	$—	$—

Total	$643,325,442	$—	$—	$643,325,442

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$264,908,402
Aggregate gross unrealized depreciation	(11,374,919)

Net unrealized appreciation	$253,533,483

Federal income tax cost of investments in securities and derivative instruments, if applicable	$389,791,959

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Diversified Telecommunication Services (0.2%)
Cogent Communications Holdings, Inc.	6,235	$338,249
Ooma, Inc.*	2,741	36,291
ORBCOMM, Inc.(x)*	10,615	71,969
Vonage Holdings Corp.*	32,928	330,597

		777,106

Entertainment (0.4%)
Eros International plc*	2,354	21,515
Glu Mobile, Inc.*	16,675	182,424
IMAX Corp.*	7,995	181,326
Liberty Media Corp.-Liberty Braves, Class A*	1,489	41,603
Liberty Media Corp.-Liberty Braves, Class C*	5,378	149,347
LiveXLive Media, Inc.(x)*	4,399	23,667
Rosetta Stone, Inc.*	436	9,527
World Wrestling Entertainment, Inc., Class A	6,356	551,574

		1,160,983

Interactive Media & Services (0.3%)
Care.com, Inc.*	2,865	56,612
Cargurus, Inc.*	7,396	296,284
Liberty TripAdvisor Holdings, Inc., Class A*	10,786	153,053
QuinStreet, Inc.*	6,392	85,589
Travelzoo*	672	9,005
TrueCar, Inc.*	14,217	94,401
Yelp, Inc.*	12,011	414,380

		1,109,324

Media (0.5%)
Cardlytics, Inc.(x)*	780	12,901
Central European Media Enterprises Ltd., Class A(x)*	13,472	53,619
Entravision Communications Corp., Class A	1,818	5,890
Hemisphere Media Group, Inc.*	1,353	19,077
Loral Space & Communications, Inc.*	1,847	66,584
MDC Partners, Inc., Class A*	7,395	16,639
New York Times Co. (The), Class A	15,784	518,504
Nexstar Media Group, Inc., Class A(x)	6,613	716,651
Sinclair Broadcast Group, Inc., Class A	4,672	179,779
TechTarget, Inc.*	2,988	48,615
Tribune Publishing Co.*	2,405	28,355

		1,666,614

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	6,110	142,241
Gogo, Inc.(x)*	8,765	39,355
Shenandoah Telecommunications Co.	6,908	306,439

		488,035

Total Communication Services		5,202,062

Consumer Discretionary (14.1%)
Auto Components (0.5%)
Dana, Inc.	20,109	356,734
Dorman Products, Inc.*	3,972	349,894
Fox Factory Holding Corp.*	5,334	372,793
LCI Industries	3,633	279,087
Modine Manufacturing Co.*	1,028	14,258
Shiloh Industries, Inc.*	318	1,749
Stoneridge, Inc.*	3,664	105,743
Tenneco, Inc., Class A	6,233	138,123

		1,618,381

Automobiles (0.0%)
Winnebago Industries, Inc.	4,663	145,252

Distributors (0.0%)
Core-Mark Holding Co., Inc.	546	20,273
Funko, Inc., Class A*	1,687	36,642

		56,915

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	124	3,735
Career Education Corp.*	10,042	165,894
Carriage Services, Inc.	1,021	19,654
Chegg, Inc.*	89,559	3,413,989
Houghton Mifflin Harcourt Co.*	1,298	9,436
Sotheby’s*	4,989	188,335
Strategic Education, Inc.	3,081	404,566
Weight Watchers International, Inc.*	5,407	108,951

		4,314,560

Hotels, Restaurants & Leisure (2.2%)
Belmond Ltd., Class A*	1,689	42,107
BJ’s Restaurants, Inc.	3,127	147,845
Bloomin’ Brands, Inc.	12,327	252,087
Bluegreen Vacations Corp.(x)	1,053	15,648
Boyd Gaming Corp.	11,095	303,559
Brinker International, Inc.	4,223	187,417
Carrols Restaurant Group, Inc.*	4,140	41,276
Cheesecake Factory, Inc. (The)	6,290	307,707
Churchill Downs, Inc.	5,192	468,630
Chuy’s Holdings, Inc.*	2,079	47,339
Cracker Barrel Old Country Store, Inc.(x)	2,838	458,649
Dave & Buster’s Entertainment, Inc.	5,759	287,201
Denny’s Corp.*	6,800	124,780
Dine Brands Global, Inc.	1,487	135,748
Drive Shack, Inc.*	7,727	34,694
Eldorado Resorts, Inc.*	9,695	452,660
Empire Resorts, Inc.(x)*	242	2,432
Fiesta Restaurant Group, Inc.*	2,645	34,676
Golden Entertainment, Inc.*	2,858	40,469
Jack in the Box, Inc.	657	53,256
Lindblad Expeditions Holdings, Inc.(x)*	3,282	50,051
Marriott Vacations Worldwide Corp.	4,797	448,520
Monarch Casino & Resort, Inc.*	1,368	60,083
Nathan’s Famous, Inc.	413	28,249
Noodles & Co.(x)*	2,014	13,695
Papa John’s International, Inc.(x)	1,466	77,625
Penn National Gaming, Inc.*	5,026	101,023
Planet Fitness, Inc., Class A*	13,046	896,521
PlayAGS, Inc.*	3,156	75,523
Potbelly Corp.*	3,189	27,138
RCI Hospitality Holdings, Inc.	934	21,454
Red Rock Resorts, Inc., Class A	10,287	265,919
Ruth’s Hospitality Group, Inc.	4,153	106,275
Scientific Games Corp., Class A(x)*	8,270	168,873
SeaWorld Entertainment, Inc.*	8,141	209,712
Shake Shack, Inc., Class A*	3,663	216,666
Texas Roadhouse, Inc.	10,016	622,895
Wingstop, Inc.	3,970	301,839

		7,130,241

Household Durables (0.7%)
Cavco Industries, Inc.*	1,277	150,086
Century Communities, Inc.(x)*	225	5,393
GoPro, Inc., Class A*	16,585	107,802
Green Brick Partners, Inc.*	324	2,835

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hamilton Beach Brands Holding Co., Class A	897	$19,250
Helen of Troy Ltd.*	282	32,701
Hooker Furniture Corp.	718	20,700
Hovnanian Enterprises, Inc., Class A(x)*	155	1,703
Installed Building Products, Inc.*	3,243	157,285
iRobot Corp.(x)*	3,983	468,759
KB Home	2,612	63,132
La-Z-Boy, Inc.	2,859	94,318
LGI Homes, Inc.(x)*	2,748	165,540
Lovesac Co. (The)*	435	12,097
M/I Homes, Inc.*	677	18,022
Meritage Homes Corp.*	352	15,738
Purple Innovation, Inc.(x)*	599	2,779
Roku, Inc.(x)*	6,407	413,316
Skyline Champion Corp.	5,049	95,931
Sonos, Inc.*	1,035	10,650
Taylor Morrison Home Corp., Class A*	2,590	45,972
TopBuild Corp.*	5,256	340,694
TRI Pointe Group, Inc.*	1,104	13,955
Turtle Beach Corp.(x)*	1,089	12,371
Vuzix Corp.(x)*	2,951	9,030
William Lyon Homes, Class A*	829	12,742
ZAGG, Inc.*	4,067	36,888

		2,329,689

Internet & Direct Marketing Retail (4.0%)
1-800-Flowers.com, Inc., Class A*	1,003	18,285
Duluth Holdings, Inc., Class B(x)*	1,290	30,754
Etsy, Inc.*	55,268	3,715,115
Gaia, Inc.(x)*	971	8,885
Groupon, Inc.*	66,574	236,338
Leaf Group Ltd.*	1,665	13,353
Liberty Expedia Holdings, Inc., Class A*	504	21,571
MakeMyTrip Ltd.(x)*	101,698	2,806,865
Overstock.com, Inc.(x)*	151,344	2,515,337
PetMed Express, Inc.(x)	2,877	65,538
Quotient Technology, Inc.*	11,562	114,117
Remark Holdings, Inc.(x)*	3,859	7,139
Shutterfly, Inc.*	5,027	204,297
Shutterstock, Inc.	2,809	130,984
Stamps.com, Inc.*	2,606	212,154
Stitch Fix, Inc., Class A(x)*	93,921	2,651,390

		12,752,122

Leisure Products (0.2%)
Callaway Golf Co.	9,361	149,121
Johnson Outdoors, Inc., Class A	421	30,042
Malibu Boats, Inc., Class A*	3,081	121,946
Marine Products Corp.	1,063	14,319
MasterCraft Boat Holdings, Inc.*	2,763	62,361
Nautilus, Inc.*	3,713	20,644
Sturm Ruger & Co., Inc.	2,495	132,285
YETI Holdings, Inc.(x)*	1,571	47,523

		578,241

Multiline Retail (0.2%)
Big Lots, Inc.	1,369	52,049
Ollie’s Bargain Outlet Holdings, Inc.*	7,357	627,773

		679,822

Specialty Retail (3.6%)
American Eagle Outfitters, Inc.	21,569	478,185
America’s Car-Mart, Inc.*	274	25,027
Asbury Automotive Group, Inc.*	2,911	201,907
At Home Group, Inc.*	6,744	120,448
Boot Barn Holdings, Inc.*	4,151	122,205
Buckle, Inc. (The)(x)	830	15,538
Camping World Holdings, Inc., Class A(x)	4,944	68,771
Carvana Co.(x)*	125,429	7,282,408
Children’s Place, Inc. (The)	2,335	227,149
Conn’s, Inc.*	1,329	30,381
Five Below, Inc.*	8,075	1,003,319
Hudson Ltd., Class A*	6,004	82,555
Kirkland’s, Inc.*	564	3,965
Lithia Motors, Inc., Class A	2,040	189,210
Lumber Liquidators Holdings, Inc.(x)*	3,180	32,118
MarineMax, Inc.*	1,921	36,806
Monro, Inc.	4,724	408,720
Murphy USA, Inc.*	789	67,554
National Vision Holdings, Inc.*	9,358	294,122
Party City Holdco, Inc.(x)*	472	3,748
RH*	2,815	289,804
RTW RetailWinds, Inc.*	2,472	5,933
Sally Beauty Holdings, Inc.*	4,596	84,612
Sleep Number Corp.*	4,826	226,822
Sportsman’s Warehouse Holdings, Inc.*	5,044	24,211
Tailored Brands, Inc.	7,168	56,197
Tile Shop Holdings, Inc.	2,959	16,748
Tilly’s, Inc., Class A	581	6,467
Winmark Corp.	365	68,835
Zumiez, Inc.*	770	19,165

		11,492,930

Textiles, Apparel & Luxury Goods (1.4%)
Brunello Cucinelli SpA	72,796	2,502,846
Crocs, Inc.*	9,779	251,809
Deckers Outdoor Corp.*	4,313	633,968
Fossil Group, Inc.(x)*	1,427	19,579
G-III Apparel Group Ltd.*	1,796	71,768
Movado Group, Inc.	127	4,620
Oxford Industries, Inc.	2,507	188,677
Steven Madden Ltd.	12,866	435,385
Superior Group of Cos., Inc.	1,366	22,703
Wolverine World Wide, Inc.	13,637	487,250

		4,618,605

Total Consumer Discretionary		45,716,758

Consumer Staples (1.4%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	1,219	359,276
Castle Brands, Inc.(x)*	12,115	8,438
Celsius Holdings, Inc.*	3,153	13,431
Coca-Cola Consolidated, Inc.	695	200,042
Craft Brew Alliance, Inc.*	1,759	24,591
MGP Ingredients, Inc.	1,746	134,704
National Beverage Corp.(x)	1,781	102,817
Primo Water Corp.*	5,030	77,764

		921,063

Food & Staples Retailing (0.4%)
BJ’s Wholesale Club Holdings, Inc.*	10,843	297,098
Chefs’ Warehouse, Inc. (The)*	3,129	97,156
Performance Food Group Co.*	15,066	597,216
PriceSmart, Inc.	3,325	195,776

		1,187,246

Food Products (0.4%)
B&G Foods, Inc.(x)	1,000	24,420
Calavo Growers, Inc.	2,365	198,305
Cal-Maine Foods, Inc.	1,816	81,048
Freshpet, Inc.*	3,896	164,762
J&J Snack Foods Corp.	2,217	352,148
John B Sanfilippo & Son, Inc.	1,233	88,616
Lancaster Colony Corp.	2,022	316,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Limoneira Co.	666	$15,671
Tootsie Roll Industries, Inc.(x)	337	12,543

		1,254,340

Household Products (0.1%)
Central Garden & Pet Co.*	1,098	28,065
Central Garden & Pet Co., Class A*	4,740	110,205
WD-40 Co.	2,019	342,099

		480,369

Personal Products (0.2%)
elf Beauty, Inc.*	3,119	33,061
Inter Parfums, Inc.	2,386	181,026
Medifast, Inc.	1,727	220,279
Natural Health Trends Corp.	1,025	13,284
Revlon, Inc., Class A(x)*	974	18,876
USANA Health Sciences, Inc.*	1,878	157,508

		624,034

Tobacco (0.0%)
22nd Century Group, Inc.(x)*	16,169	27,649
Turning Point Brands, Inc.	1,141	52,589
Vector Group Ltd.	6,566	70,847

		151,085

Total Consumer Staples		4,618,137

Energy (0.9%)
Energy Equipment & Services (0.3%)
Cactus, Inc., Class A*	5,622	200,143
Covia Holdings Corp.(x)*	4,341	24,266
Independence Contract Drilling, Inc.*	2,818	7,806
ION Geophysical Corp.*	1,475	21,299
Keane Group, Inc.*	7,387	80,444
Key Energy Services, Inc.(x)*	1,413	5,737
Liberty Oilfield Services, Inc., Class A(x)	6,720	103,421
Mammoth Energy Services, Inc.	1,847	30,753
Pioneer Energy Services Corp.*	993	1,758
Profire Energy, Inc.*	3,244	5,807
ProPetro Holding Corp.*	10,485	236,332
RigNet, Inc.*	168	1,641
Select Energy Services, Inc., Class A(x)*	1,441	17,321
Solaris Oilfield Infrastructure, Inc., Class A(x)	3,839	63,113
TETRA Technologies, Inc.*	14,681	34,353
US Silica Holdings, Inc.(x)	6,806	118,152

		952,346

Oil, Gas & Consumable Fuels (0.6%)
Abraxas Petroleum Corp.*	23,516	29,395
Berry Petroleum Corp.	3,596	41,498
Carrizo Oil & Gas, Inc.(x)*	13,101	163,370
CONSOL Energy, Inc.*	1,644	56,258
CVR Energy, Inc.	2,595	106,914
Delek US Holdings, Inc.	11,126	405,209
Denbury Resources, Inc.(x)*	32,732	67,101
Evolution Petroleum Corp.	3,539	23,888
Goodrich Petroleum Corp.*	844	11,478
Isramco, Inc.*	23	2,599
Jagged Peak Energy, Inc.(x)*	9,307	97,444
Laredo Petroleum, Inc.*	6,588	20,357
Lilis Energy, Inc.(x)*	5,859	6,855
Matador Resources Co.(x)*	14,529	280,846
Montage Resources Corp.*	414	6,227
NextDecade Corp.*	1,086	5,995
Northern Oil and Gas, Inc.(x)*	6,574	18,013
Panhandle Oil and Gas, Inc., Class A	1,229	19,295
Par Pacific Holdings, Inc.*	301	5,361
Penn Virginia Corp.*	1,782	78,586
Renewable Energy Group, Inc.*	439	9,640
Ring Energy, Inc.*	7,570	44,436
SRC Energy, Inc.*	36,317	185,943
Tellurian, Inc.*	12,731	142,587
Uranium Energy Corp.(x)*	25,583	35,816
Zion Oil & Gas, Inc.(x)*	7,439	5,616

		1,870,727

Total Energy		2,823,073

Financials (5.1%)
Banks (1.1%)
Allegiance Bancshares, Inc.*	339	11,431
Amalgamated Bank, Class A	173	2,707
Ameris Bancorp	6,493	223,035
Atlantic Capital Bancshares, Inc.*	2,456	43,790
BancFirst Corp.	745	38,852
Bank of NT Butterfield & Son Ltd. (The)	8,300	297,804
Bankwell Financial Group, Inc.	127	3,706
Blue Hills Bancorp, Inc.	1,592	38,049
Cadence Bancorp	5,958	110,521
Cambridge Bancorp	154	12,759
Capstar Financial Holdings, Inc.	333	4,809
Carolina Financial Corp.	2,390	82,670
City Holding Co.	197	15,009
Civista Bancshares, Inc.	441	9,627
CNB Financial Corp.	150	3,791
Coastal Financial Corp.*	183	3,109
ConnectOne Bancorp, Inc.	1,145	22,557
Customers Bancorp, Inc.*	1,359	24,883
Eagle Bancorp, Inc.*	3,848	193,170
Enterprise Bancorp, Inc.	114	3,275
Enterprise Financial Services Corp.	1,247	50,840
Equity Bancshares, Inc., Class A*	603	17,366
Esquire Financial Holdings, Inc.*	294	6,691
Farmers & Merchants Bancorp, Inc.	1,280	38,528
FB Financial Corp.	1,165	37,000
First Financial Bankshares, Inc.(x)	9,232	533,425
First Financial Northwest, Inc.	165	2,599
First Foundation, Inc.	1,673	22,703
German American Bancorp, Inc.	1,097	32,252
Glacier Bancorp, Inc.	1,830	73,328
Hanmi Financial Corp.	520	11,060
HarborOne Bancorp, Inc.*	906	15,583
Heritage Commerce Corp.	5,939	71,862
Home BancShares, Inc.	5,751	101,045
HomeTrust Bancshares, Inc.	707	17,816
Howard Bancorp, Inc.*	400	5,924
Independent Bank Corp./MA	376	30,460
Independent Bank Corp./MI	872	18,748
Independent Bank Group, Inc.	2,194	112,530
Investar Holding Corp.	355	8,062
Lakeland Financial Corp.	2,821	127,566
LegacyTexas Financial Group, Inc.	2,653	99,196
Live Oak Bancshares, Inc.	2,146	31,353
Macatawa Bank Corp.	381	3,787
Malvern Bancorp, Inc.*	181	3,642
Midland States Bancorp, Inc.	1,497	36,018
National Bank Holdings Corp., Class A	1,578	52,484
National Commerce Corp.*	1,169	45,837
Old Line Bancshares, Inc.	269	6,706
Origin Bancorp, Inc.	914	31,122
Pacific City Financial Corp.	208	3,630
Pacific Premier Bancorp, Inc.	2,283	60,568
People’s Utah Bancorp	2,245	59,201
Preferred Bank	1,998	89,850
Reliant Bancorp, Inc.	167	3,727
Republic First Bancorp, Inc.*	1,485	7,796
Seacoast Banking Corp. of Florida*	1,224	32,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ServisFirst Bancshares, Inc.	7,111	$240,067
Southern First Bancshares, Inc.*	102	3,455
Stock Yards Bancorp, Inc.	749	25,324
Tompkins Financial Corp.	111	8,444
TriCo Bancshares	200	7,858
TriState Capital Holdings, Inc.*	852	17,406
Triumph Bancorp, Inc.*	3,808	111,917
Union Bankshares, Inc.	483	21,846
United Community Banks, Inc.	1,025	25,553
Unity Bancorp, Inc.	140	2,643
Veritex Holdings, Inc.	1,750	42,385
Washington Trust Bancorp, Inc.	633	30,479
West Bancorporation, Inc.	492	10,175

		3,595,663

Capital Markets (0.7%)
Artisan Partners Asset Management, Inc., Class A	7,177	180,645
Ashford, Inc.*	78	4,331
Blucora, Inc.*	5,093	170,004
BrightSphere Investment Group plc	10,540	142,922
Cohen & Steers, Inc.	3,307	139,787
Cowen, Inc.*	1,755	25,430
Diamond Hill Investment Group, Inc.	480	67,200
Donnelley Financial Solutions, Inc.*	2,265	33,703
Federated Investors, Inc., Class B	10,510	308,048
Focus Financial Partners, Inc., Class A*	2,322	82,756
GAMCO Investors, Inc., Class A	135	2,768
Greenhill & Co., Inc.	2,431	52,291
Hamilton Lane, Inc., Class A	2,543	110,824
Houlihan Lokey, Inc.	5,060	232,001
Ladenburg Thalmann Financial Services, Inc.	13,296	37,628
Moelis & Co., Class A	6,636	276,124
Piper Jaffray Cos.	108	7,866
PJT Partners, Inc., Class A	2,715	113,487
Pzena Investment Management, Inc., Class A	2,591	20,961
Siebert Financial Corp.(x)*	898	10,605
Silvercrest Asset Management Group, Inc., Class A	1,140	16,245
Value Line, Inc.	160	3,951
Virtus Investment Partners, Inc.	135	13,169
Westwood Holdings Group, Inc.	1,148	40,490
WisdomTree Investments, Inc.(x)	17,596	124,228

		2,217,464

Consumer Finance (0.4%)
Curo Group Holdings Corp.(x)*	1,600	16,048
Elevate Credit, Inc.*	2,901	12,590
Enova International, Inc.*	4,949	112,936
FirstCash, Inc.	6,317	546,421
Green Dot Corp., Class A*	7,152	433,769
Regional Management Corp.*	593	14,481

		1,136,245

Diversified Financial Services (0.0%)
Marlin Business Services Corp.	391	8,406
On Deck Capital, Inc.*	6,252	33,886

		42,292

Insurance (1.5%)
Ambac Financial Group, Inc.*	458	8,299
FedNat Holding Co.	885	14,195
Global Indemnity Ltd.	265	8,051
Health Insurance Innovations, Inc., Class A(x)*	1,929	51,736
Heritage Insurance Holdings, Inc.	297	4,336
Investors Title Co.	32	5,053
James River Group Holdings Ltd.	1,785	71,543
Kemper Corp.	4,195	319,407
Kingstone Cos., Inc.	390	5,749
Kinsale Capital Group, Inc.	2,903	199,059
MBIA, Inc.*	1,271	12,100
National General Holdings Corp.	5,813	137,942
Navigators Group, Inc. (The)	292	20,402
Primerica, Inc.	6,387	780,172
RLI Corp.	4,652	333,781
Stewart Information Services Corp.	171	7,300
Trupanion, Inc.(x)*	85,530	2,800,252
United Fire Group, Inc.	391	17,091
United Insurance Holdings Corp.	2,196	34,916
Universal Insurance Holdings, Inc.	4,706	145,886

		4,977,270

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Granite Point Mortgage Trust, Inc. (REIT)	1,503	27,911

Thrifts & Mortgage Finance (1.4%)
Axos Financial, Inc.*	8,249	238,891
Essent Group Ltd.*	7,217	313,579
Federal Agricultural Mortgage Corp., Class C	382	27,668
FS Bancorp, Inc.	246	12,418
Greene County Bancorp, Inc.	392	11,901
Hingham Institution for Savings	90	15,481
Kearny Financial Corp.	4,530	58,301
LendingTree, Inc.(x)*	9,346	3,285,680
Merchants Bancorp	673	14,469
Meridian Bancorp, Inc.	1,073	16,835
Meta Financial Group, Inc.	4,346	85,529
NMI Holdings, Inc., Class A*	7,748	200,441
PCSB Financial Corp.	249	4,873
Southern Missouri Bancorp, Inc.	86	2,649
Sterling Bancorp, Inc.	1,906	19,327
Walker & Dunlop, Inc.	499	25,404
Waterstone Financial, Inc.	319	5,251
WSFS Financial Corp.	1,144	44,158

		4,382,855

Total Financials		16,379,700

Health Care (29.8%)
Biotechnology (6.6%)
Abeona Therapeutics, Inc.(x)*	3,881	28,564
ACADIA Pharmaceuticals, Inc.(x)*	16,770	450,274
Acceleron Pharma, Inc.*	5,385	250,779
Achaogen, Inc.(x)*	3,878	1,770
Acorda Therapeutics, Inc.*	776	10,313
Adamas Pharmaceuticals, Inc.(x)*	1,558	11,077
ADMA Biologics, Inc.(x)*	2,613	9,903
Aduro Biotech, Inc.*	8,936	35,565
Adverum Biotechnologies, Inc.(x)*	822	4,307
Aeglea BioTherapeutics, Inc.*	3,020	24,311
Agenus, Inc.*	12,948	38,456
AgeX Therapeutics, Inc.(x)*	347	1,405
Agios Pharmaceuticals, Inc.(x)*	6,517	439,506
Aimmune Therapeutics, Inc.*	6,539	146,147
Akebia Therapeutics, Inc.*	11,381	93,210
Albireo Pharma, Inc.(x)*	285	9,180
Alder Biopharmaceuticals, Inc.(x)*	6,811	92,970
Aldeyra Therapeutics, Inc.*	3,174	28,661
Alector, Inc.*	619	11,588
Allakos, Inc.*	1,696	68,688
Allena Pharmaceuticals, Inc.*	1,607	11,281
Allogene Therapeutics, Inc.*	2,769	80,052
Amicus Therapeutics, Inc.(x)*	28,151	382,854
AnaptysBio, Inc.*	3,150	230,107
Apellis Pharmaceuticals, Inc.*	5,392	105,144
Aptinyx, Inc.*	1,512	6,124
Arbutus Biopharma Corp.*	1,308	4,683

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Arcus Biosciences, Inc.*	3,180	$39,718
Arena Pharmaceuticals, Inc.*	5,926	265,663
ArQule, Inc.*	14,121	67,640
Array BioPharma, Inc.*	31,257	762,046
Arrowhead Pharmaceuticals, Inc.*	13,860	254,331
Assembly Biosciences, Inc.*	3,038	59,818
Atara Biotherapeutics, Inc.*	6,227	247,523
Athenex, Inc.*	6,362	77,934
Athersys, Inc.(x)*	15,341	23,011
Audentes Therapeutics, Inc.(x)*	5,091	198,651
AVEO Pharmaceuticals, Inc.(x)*	8,307	6,813
Avid Bioservices, Inc.*	7,020	29,835
Avrobio, Inc.*	1,437	31,686
Bellicum Pharmaceuticals, Inc.(x)*	49,719	167,553
BioCryst Pharmaceuticals, Inc.(x)*	14,011	114,050
Biohaven Pharmaceutical Holding Co. Ltd.*	4,630	238,306
BioSpecifics Technologies Corp.*	839	52,295
BioTime, Inc.(x)*	6,552	8,583
Blueprint Medicines Corp.*	6,138	491,347
Calyxt, Inc.*	774	13,615
Cara Therapeutics, Inc.(x)*	4,059	79,638
CareDx, Inc.*	4,897	154,353
CASI Pharmaceuticals, Inc.*	6,259	17,963
Catalyst Pharmaceuticals, Inc.(x)*	14,394	73,409
Celcuity, Inc.*	804	17,616
Cellular Biomedicine Group, Inc.(x)*	1,208	20,898
ChemoCentryx, Inc.*	3,305	45,906
Clovis Oncology, Inc.(x)*	7,095	176,098
Cohbar, Inc.(m)*	3,083	10,051
Coherus Biosciences, Inc.(x)*	7,825	106,733
Constellation Pharmaceuticals, Inc.*	1,781	24,133
Corbus Pharmaceuticals Holdings, Inc.(x)*	7,896	54,877
Corvus Pharmaceuticals, Inc.*	1,739	6,991
Crinetics Pharmaceuticals, Inc.*	974	22,168
CTI BioPharma Corp.(x)*	7,071	6,860
Cue Biopharma, Inc.(x)*	2,453	18,962
Cytokinetics, Inc.*	6,105	49,389
CytomX Therapeutics, Inc.*	6,432	69,144
Deciphera Pharmaceuticals, Inc.(x)*	1,318	30,591
Denali Therapeutics, Inc.(x)*	6,774	157,292
Dicerna Pharmaceuticals, Inc.*	8,106	118,753
Dynavax Technologies Corp.(x)*	8,083	59,087
Eagle Pharmaceuticals, Inc.*	1,523	76,896
Editas Medicine, Inc.(x)*	38,258	935,408
Eidos Therapeutics, Inc.(x)*	2,075	48,659
Emergent BioSolutions, Inc.*	6,740	340,505
Enanta Pharmaceuticals, Inc.*	2,482	237,081
Epizyme, Inc.*	6,290	77,933
Equillium, Inc.(x)*	488	3,904
Esperion Therapeutics, Inc.(x)*	3,411	136,952
Evelo Biosciences, Inc.(x)*	1,820	14,560
Fate Therapeutics, Inc.*	9,016	158,411
Fennec Pharmaceuticals, Inc.*	1,553	7,532
FibroGen, Inc.*	11,273	612,688
Flexion Therapeutics, Inc.*	4,916	61,352
Fortress Biotech, Inc.*	4,640	8,259
Forty Seven, Inc.*	1,590	25,694
G1 Therapeutics, Inc.*	3,322	55,145
Genomic Health, Inc.*	3,106	217,575
Geron Corp.(x)*	24,899	41,332
Global Blood Therapeutics, Inc.(x)*	7,924	419,417
GlycoMimetics, Inc.*	4,955	61,739
Gossamer Bio, Inc.*	1,262	27,348
Gritstone Oncology, Inc.(x)*	741	9,855
GTx, Inc.(x)*	634	761
Halozyme Therapeutics, Inc.*	18,919	304,596
Heron Therapeutics, Inc.(x)*	10,250	250,510
Homology Medicines, Inc.(x)*	2,470	68,493
Idera Pharmaceuticals, Inc.*	2,656	6,773
Immune Design Corp.*	288	1,685
ImmunoGen, Inc.*	22,126	59,961
Immunomedics, Inc.(x)*	20,143	386,947
Inovio Pharmaceuticals, Inc.(x)*	13,502	50,362
Insmed, Inc.*	11,343	329,741
Insys Therapeutics, Inc.(x)*	3,928	18,147
Intellia Therapeutics, Inc.(x)*	34,769	593,855
Intercept Pharmaceuticals, Inc.*	3,246	363,098
Intrexon Corp.(x)*	32,708	172,044
Invitae Corp.*	10,490	245,676
Iovance Biotherapeutics, Inc.*	15,790	150,163
Ironwood Pharmaceuticals, Inc.*	20,965	283,656
Jounce Therapeutics, Inc.*	2,386	14,793
Kadmon Holdings, Inc.*	14,693	38,790
Karyopharm Therapeutics, Inc.*	6,184	36,115
Kezar Life Sciences, Inc.(x)*	1,428	25,333
Kindred Biosciences, Inc.*	5,483	50,279
Kiniksa Pharmaceuticals Ltd., Class A*	1,348	24,345
Kodiak Sciences, Inc.*	951	6,210
Kura Oncology, Inc.*	4,081	67,704
La Jolla Pharmaceutical Co.*	2,981	19,168
Lexicon Pharmaceuticals, Inc.(x)*	6,072	33,760
Ligand Pharmaceuticals, Inc.*	3,100	389,701
LogicBio Therapeutics, Inc.*	1,085	10,720
MacroGenics, Inc.*	5,894	105,974
Madrigal Pharmaceuticals, Inc.(x)*	1,034	129,519
Magenta Therapeutics, Inc.(x)*	1,887	31,079
MannKind Corp.*	24,816	48,888
MediciNova, Inc.(x)*	6,097	50,483
MeiraGTx Holdings plc*	1,364	23,502
Mersana Therapeutics, Inc.*	1,728	9,089
Minerva Neurosciences, Inc.*	3,628	28,516
Miragen Therapeutics, Inc.*	2,980	8,314
Mirati Therapeutics, Inc.(x)*	3,170	232,361
Moderna, Inc.(x)*	25,270	514,245
Momenta Pharmaceuticals, Inc.*	14,475	210,322
Mustang Bio, Inc.(x)*	2,231	7,608
Myriad Genetics, Inc.*	8,981	298,169
Natera, Inc.*	5,058	104,296
Neon Therapeutics, Inc.*	1,634	10,556
NewLink Genetics Corp.*	267	515
Novavax, Inc.(x)*	19,637	10,818
Nymox Pharmaceutical Corp.*	1,434	2,825
Organovo Holdings, Inc.*	16,202	16,072
Ovid therapeutics, Inc.*	1,476	2,613
Palatin Technologies, Inc.(x)*	27,769	27,219
Pfenex, Inc.*	3,583	22,143
Pieris Pharmaceuticals, Inc.(x)*	7,206	24,140
PolarityTE, Inc.(x)*	1,393	14,905
Portola Pharmaceuticals, Inc.(x)*	8,986	311,814
Principia Biopharma, Inc.*	702	23,868
Progenics Pharmaceuticals, Inc.*	12,340	57,258
Proteostasis Therapeutics, Inc.(x)*	3,718	4,685
PTC Therapeutics, Inc.*	7,627	287,080
Puma Biotechnology, Inc.(x)*	4,332	168,038
Ra Pharmaceuticals, Inc.*	139	3,114
Radius Health, Inc.*	6,174	123,110
Recro Pharma, Inc.*	2,407	14,105
REGENXBIO, Inc.*	4,743	271,821
Repligen Corp.*	5,800	342,664
Replimune Group, Inc.*	1,327	20,197
Retrophin, Inc.*	6,246	141,347
Rhythm Pharmaceuticals, Inc.(x)*	2,199	60,275
Rigel Pharmaceuticals, Inc.*	23,218	59,670
Rocket Pharmaceuticals, Inc.*	3,574	62,688
Rubius Therapeutics, Inc.(x)*	4,255	77,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sangamo Therapeutics, Inc.*	15,137	$144,407
Savara, Inc.*	4,278	31,529
Scholar Rock Holding Corp.*	1,961	36,847
Selecta Biosciences, Inc.(x)*	4,573	10,838
Seres Therapeutics, Inc.(x)*	2,833	19,463
Solid Biosciences, Inc.*	1,746	16,063
Sorrento Therapeutics, Inc.(x)*	17,199	81,695
Spark Therapeutics, Inc.*	4,652	529,770
Spectrum Pharmaceuticals, Inc.*	13,905	148,644
Spero Therapeutics, Inc.*	60	769
Spring Bank Pharmaceuticals, Inc.*	1,898	19,910
Stemline Therapeutics, Inc.*	5,793	74,440
Surface Oncology, Inc.*	1,439	6,864
Sutro Biopharma, Inc.*	635	7,233
Syndax Pharmaceuticals, Inc.*	840	4,410
Synthorx, Inc.*	827	16,846
Syros Pharmaceuticals, Inc.*	3,765	34,412
T2 Biosystems, Inc.(x)*	4,231	11,128
TG Therapeutics, Inc.(x)*	9,055	72,802
Tocagen, Inc.*	2,829	30,751
Translate Bio, Inc.(x)*	3,357	34,208
Twist Bioscience Corp.*	669	15,507
Tyme Technologies, Inc.(x)*	15,498	27,276
Ultragenyx Pharmaceutical, Inc.(x)*	7,798	540,869
UNITY Biotechnology, Inc.(x)*	3,402	27,590
Unum Therapeutics, Inc.*	2,424	10,641
Vanda Pharmaceuticals, Inc.*	7,613	140,079
Veracyte, Inc.*	4,252	106,385
Verastem, Inc.(x)*	10,884	32,217
Vericel Corp.*	6,471	113,307
Viking Therapeutics, Inc.(x)*	9,230	91,746
Vital Therapies, Inc.*	4,226	833
Voyager Therapeutics, Inc.*	3,152	60,329
X4 Pharmaceuticals, Inc.(x)*	115	2,002
Xencor, Inc.*	6,949	215,836
XOMA Corp.(x)*	430	5,323
Y-mAbs Therapeutics, Inc.(x)*	880	23,065
Zafgen, Inc.(x)*	3,869	10,601
ZIOPHARM Oncology, Inc.(x)*	18,933	72,892

		21,422,328

Health Care Equipment & Supplies (7.4%)
Accuray, Inc.*	12,885	61,461
Antares Pharma, Inc.*	21,597	65,439
AtriCure, Inc.*	5,524	147,988
Atrion Corp.	210	184,523
Axogen, Inc.(x)*	5,038	106,100
Axonics Modulation Technologies, Inc.*	755	18,082
Cardiovascular Systems, Inc.*	5,022	194,151
Cerus Corp.*	17,827	111,062
CONMED Corp.	1,332	110,796
CryoLife, Inc.*	3,491	101,832
CryoPort, Inc.(x)*	4,088	52,817
Cutera, Inc.*	1,863	32,901
CytoSorbents Corp.(x)*	4,167	31,544
ElectroCore, Inc.(x)*	1,492	10,444
Endologix, Inc.(x)*	1,590	10,510
FONAR Corp.*	155	3,173
GenMark Diagnostics, Inc.*	7,515	53,281
Glaukos Corp.*	5,035	394,593
Globus Medical, Inc., Class A*	10,972	542,127
Haemonetics Corp.*	7,574	662,574
Helius Medical Technologies, Inc.(x)*	2,536	16,890
Heska Corp.*	1,020	86,822
Inogen, Inc.*	2,648	252,540
Integer Holdings Corp.*	3,374	254,467
IntriCon Corp.*	1,124	28,190
iRadimed Corp.*	484	13,596
iRhythm Technologies, Inc.*	3,572	267,757
Lantheus Holdings, Inc.*	5,058	123,820
LeMaitre Vascular, Inc.	2,301	71,331
LivaNova plc*	24,401	2,372,997
Meridian Bioscience, Inc.	5,425	95,534
Merit Medical Systems, Inc.*	7,870	486,602
Natus Medical, Inc.*	4,871	123,626
Neogen Corp.*	7,440	426,982
Neuronetics, Inc.*	1,566	23,881
Nevro Corp.*	4,312	269,543
Novocure Ltd.*	10,882	524,186
NuVasive, Inc.*	7,602	431,718
Nuvectra Corp.*	2,588	28,494
OraSure Technologies, Inc.*	8,618	96,091
Orthofix Medical, Inc.*	1,994	112,482
OrthoPediatrics Corp.*	1,189	52,589
Oxford Immunotec Global plc*	3,886	66,956
Penumbra, Inc.*	55,577	8,170,375
Pulse Biosciences, Inc.(x)*	1,678	29,516
Quidel Corp.*	5,050	330,623
Quotient Ltd.(x)*	301,645	2,717,821
Rockwell Medical, Inc.(x)*	6,089	34,646
RTI Surgical Holdings, Inc.*	1,561	9,382
Senseonics Holdings, Inc.(x)*	12,767	31,279
Shockwave Medical, Inc.(x)*	40,347	1,350,414
SI-BONE, Inc.(x)*	1,120	21,101
Sientra, Inc.*	3,219	27,619
STAAR Surgical Co.*	6,499	222,201
Surmodics, Inc.*	1,986	86,351
Tactile Systems Technology, Inc.*	2,600	137,072
Tandem Diabetes Care, Inc.*	7,532	478,282
TransEnterix, Inc.(x)*	24,892	59,243
Utah Medical Products, Inc.	405	35,741
Vapotherm, Inc.*	642	12,615
Varex Imaging Corp.*	5,683	192,540
ViewRay, Inc.(x)*	9,084	67,131
Wright Medical Group NV*	18,387	578,271

		23,714,715

Health Care Providers & Services (6.9%)
AAC Holdings, Inc.(x)*	1,007	1,853
Addus HomeCare Corp.*	1,469	93,414
Amedisys, Inc.*	3,941	485,768
American Renal Associates Holdings, Inc.(x)*	1,639	10,063
AMN Healthcare Services, Inc.*	6,837	321,954
Apollo Medical Holdings, Inc.*	462	8,464
BioScrip, Inc.(x)*	2,486	4,972
BioTelemetry, Inc.*	4,873	305,147
Capital Senior Living Corp.*	3,537	14,113
CorVel Corp.*	1,255	81,876
Covetrus, Inc.*	100,666	3,206,212
Diplomat Pharmacy, Inc.*	6,674	38,776
Ensign Group, Inc. (The)	7,342	375,837
Genesis Healthcare, Inc.*	7,794	11,223
Guardant Health, Inc.(x)*	80,751	6,193,602
HealthEquity, Inc.*	126,902	9,388,210
LHC Group, Inc.*	4,330	480,024
National Research Corp.	1,528	58,981
PetIQ, Inc.(x)*	2,153	67,626
Providence Service Corp. (The)*	1,684	112,188
Quorum Health Corp.*	3,971	5,559
R1 RCM, Inc.*	14,018	135,554
RadNet, Inc.*	6,092	75,480
Select Medical Holdings Corp.*	16,132	227,300
Surgery Partners, Inc.(x)*	267	3,012
Tenet Healthcare Corp.*	12,384	357,155
Tivity Health, Inc.*	7,106	124,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
US Physical Therapy, Inc.	1,849	$194,200

		22,383,344

Health Care Technology (3.6%)
Allscripts Healthcare Solutions, Inc.*	2,917	27,828
Castlight Health, Inc., Class B*	10,961	41,104
Computer Programs & Systems, Inc.	840	24,940
Evolent Health, Inc., Class A*	2,179	27,412
HealthStream, Inc.*	3,894	109,266
HMS Holdings Corp.*	10,701	316,857
Inovalon Holdings, Inc., Class A(x)*	10,215	126,972
Inspire Medical Systems, Inc.*	157,762	8,957,726
Medidata Solutions, Inc.*	8,550	626,202
NantHealth, Inc.(x)*	1,509	1,388
NextGen Healthcare Information Systems LLC*	5,097	85,782
Omnicell, Inc.*	5,722	462,566
Simulations Plus, Inc.	1,685	35,570
Tabula Rasa HealthCare, Inc.(x)*	2,621	147,877
Teladoc Health, Inc.(x)*	9,918	551,441
Vocera Communications, Inc.(x)*	4,468	141,323

		11,684,254

Life Sciences Tools & Services (3.0%)
Accelerate Diagnostics, Inc.(x)*	3,779	79,435
Cambrex Corp.*	2,094	81,352
ChromaDex Corp.(x)*	5,337	22,362
Codexis, Inc.(x)*	7,667	157,404
Enzo Biochem, Inc.*	6,174	16,855
Fluidigm Corp.*	4,901	65,134
Luminex Corp.	2,529	58,192
Medpace Holdings, Inc.*	3,221	189,942
NanoString Technologies, Inc.*	359,253	8,596,924
NeoGenomics, Inc.*	12,119	247,955
Pacific Biosciences of California, Inc.*	20,491	148,150
Quanterix Corp.(x)*	1,265	32,675
Syneos Health, Inc.*	701	36,284

		9,732,664

Pharmaceuticals (2.3%)
Aclaris Therapeutics, Inc.*	4,352	26,069
Aerie Pharmaceuticals, Inc.(x)*	5,306	252,035
Akcea Therapeutics, Inc.(x)*	2,056	58,247
Akorn, Inc.*	1,700	5,984
Amneal Pharmaceuticals, Inc.*	12,942	183,388
Amphastar Pharmaceuticals, Inc.*	2,089	42,678
Ampio Pharmaceuticals, Inc.(x)*	15,592	8,763
ANI Pharmaceuticals, Inc.*	1,155	81,474
Aquestive Therapeutics, Inc.*	1,152	7,960
Aratana Therapeutics, Inc.*	3,095	11,142
Arvinas, Inc.(x)*	983	14,509
Assertio Therapeutics, Inc.*	7,010	35,541
Clearside Biomedical, Inc.*	3,884	5,360
Collegium Pharmaceutical, Inc.*	4,252	64,375
Corcept Therapeutics, Inc.*	14,468	169,854
Cymabay Therapeutics, Inc.*	6,913	91,805
Dermira, Inc.*	5,222	70,758
Dova Pharmaceuticals, Inc.*	1,635	14,535
Durect Corp.*	21,761	13,620
Eloxx Pharmaceuticals, Inc.*	3,407	39,794
Endo International plc*	1,988	15,964
Evolus, Inc.(x)*	1,362	30,740
Horizon Pharma plc*	26,628	703,778
Innovate Biopharmaceuticals, Inc.(x)*	2,566	4,952
Innoviva, Inc.*	10,204	143,162
Intersect ENT, Inc.*	84,138	2,705,037
Intra-Cellular Therapies, Inc.*	3,088	37,612
Kala Pharmaceuticals, Inc.(x)*	2,212	18,293
Liquidia Technologies, Inc.*	732	8,330
Marinus Pharmaceuticals, Inc.*	6,415	26,815
Medicines Co. (The)(x)*	9,532	266,419
MyoKardia, Inc.*	5,046	262,342
Neos Therapeutics, Inc.*	5,775	15,073
Ocular Therapeutix, Inc.(x)*	5,771	22,911
Odonate Therapeutics, Inc.(x)*	941	20,806
Omeros Corp.(x)*	6,914	120,096
Optinose, Inc.(x)*	2,614	26,924
Osmotica Pharmaceuticals plc*	870	3,132
Pacira Pharmaceuticals, Inc.*	5,921	225,353
Paratek Pharmaceuticals, Inc.(x)*	4,398	23,573
Phibro Animal Health Corp., Class A	2,888	95,304
Reata Pharmaceuticals, Inc., Class A*	2,798	239,145
resTORbio, Inc.(x)*	88	600
Revance Therapeutics, Inc.*	5,866	92,448
Sienna Biopharmaceuticals, Inc.(x)*	2,142	4,969
SIGA Technologies, Inc.*	8,073	48,519
Supernus Pharmaceuticals, Inc.*	7,267	254,636
Teligent, Inc.(x)*	5,788	6,714
TherapeuticsMD, Inc.(x)*	27,638	134,597
Theravance Biopharma, Inc.(x)*	6,483	146,970
Tricida, Inc.*	2,158	83,342
Verrica Pharmaceuticals, Inc.*	1,220	13,188
WaVe Life Sciences Ltd.(x)*	3,017	117,210
Xeris Pharmaceuticals, Inc.*	2,316	23,253
Zogenix, Inc.(x)*	4,660	256,347
Zomedica Pharmaceuticals Corp.*	5,724	2,003

		7,398,448

Total Health Care		96,335,753

Industrials (10.1%)
Aerospace & Defense (0.5%)
Aerojet Rocketdyne Holdings, Inc.*	10,722	380,953
Aerovironment, Inc.*	3,145	215,149
Astronics Corp.*	3,088	101,039
Axon Enterprise, Inc.*	8,504	462,703
Cubic Corp.	3,444	193,691
Kratos Defense & Security Solutions, Inc.*	4,706	73,555
Mercury Systems, Inc.*	3,554	227,740
Moog, Inc., Class A	401	34,867
National Presto Industries, Inc.	59	6,404
Wesco Aircraft Holdings, Inc.*	2,054	18,055

		1,714,156

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	8,651	199,405
Echo Global Logistics, Inc.*	3,821	94,684
Forward Air Corp.	4,256	275,491
Hub Group, Inc., Class A*	3,122	127,534

		697,114

Airlines (0.1%)
Allegiant Travel Co.	1,914	247,806
Mesa Air Group, Inc.*	342	2,852

		250,658

Building Products (1.0%)
AAON, Inc.	6,097	281,559
Advanced Drainage Systems, Inc.	5,414	139,519
American Woodmark Corp.*	2,077	171,622
Apogee Enterprises, Inc.	3,416	128,066
Armstrong Flooring, Inc.*	169	2,298
Builders FirstSource, Inc.*	16,944	226,033
Continental Building Products, Inc.*	5,573	138,155
CSW Industrials, Inc.*	2,209	126,554
Griffon Corp.	241	4,454
Insteel Industries, Inc.	2,531	52,948
JELD-WEN Holding, Inc.*	10,156	179,355
Masonite International Corp.*	3,735	186,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
NCI Building Systems, Inc.*	5,930	$36,529
Patrick Industries, Inc.*	3,449	156,309
PGT Innovations, Inc.*	8,498	117,697
Simpson Manufacturing Co., Inc.	6,119	362,673
Trex Co., Inc.*	8,728	536,947
Universal Forest Products, Inc.	7,887	235,742

		3,082,799

Commercial Services & Supplies (1.5%)
Advanced Disposal Services, Inc.*	10,054	281,512
BrightView Holdings, Inc.*	2,619	37,714
Brink’s Co. (The)	7,438	560,900
Casella Waste Systems, Inc., Class A*	1,208	42,956
Charah Solutions, Inc.*	524	3,354
Cimpress NV*	3,267	261,785
Covanta Holding Corp.	17,440	301,886
Deluxe Corp.	6,922	302,630
Healthcare Services Group, Inc.(x)	10,958	361,504
Heritage-Crystal Clean, Inc.*	135	3,706
Herman Miller, Inc.	7,495	263,674
HNI Corp.	6,464	234,579
Interface, Inc.	7,698	117,933
Kimball International, Inc., Class B	4,498	63,602
Knoll, Inc.	6,901	130,498
McGrath RentCorp	3,562	201,502
Mobile Mini, Inc.	5,908	200,518
MSA Safety, Inc.	5,041	521,239
Pitney Bowes, Inc.	13,612	93,514
SP Plus Corp.*	929	31,697
Team, Inc.(x)*	240	4,200
Tetra Tech, Inc.	7,668	456,936
UniFirst Corp.	316	48,506
US Ecology, Inc.	3,275	183,334
Viad Corp.	1,719	96,763
VSE Corp.	97	3,063

		4,809,505

Construction & Engineering (0.6%)
Comfort Systems USA, Inc.	5,399	282,854
Dycom Industries, Inc.*	4,499	206,684
EMCOR Group, Inc.	6,341	463,400
Granite Construction, Inc.	5,155	222,438
HC2 Holdings, Inc.(x)*	6,162	15,097
MasTec, Inc.(x)*	9,370	450,697
MYR Group, Inc.*	2,321	80,376
NV5 Global, Inc.*	1,346	79,899
Orion Group Holdings, Inc.*	1,774	5,180
Primoris Services Corp.	4,087	84,519
Sterling Construction Co., Inc.*	803	10,054
WillScot Corp.*	3,991	44,260

		1,945,458

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	972	33,417
Atkore International Group, Inc.*	5,832	125,563
AZZ, Inc.	1,179	48,256
Energous Corp.(x)*	3,237	20,523
EnerSys	4,192	273,151
Generac Holdings, Inc.*	8,952	458,611
Plug Power, Inc.*	31,957	76,697
Thermon Group Holdings, Inc.*	1,269	31,103
TPI Composites, Inc.*	2,117	60,589
Vicor Corp.(x)*	2,286	70,912
Vivint Solar, Inc.*	1,151	5,720

		1,204,542

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	5,332	204,589

Machinery (2.2%)
Actuant Corp., Class A	4,335	105,644
Alamo Group, Inc.	1,238	123,726
Albany International Corp., Class A	4,244	303,828
Altra Industrial Motion Corp.	6,500	201,825
Astec Industries, Inc.	1,578	59,585
Barnes Group, Inc.	907	46,629
Blue Bird Corp.*	1,015	17,184
Chart Industries, Inc.*	1,979	179,139
Columbus McKinnon Corp.	1,971	67,704
Commercial Vehicle Group, Inc.*	4,207	32,268
DMC Global, Inc.	2,150	106,726
Douglas Dynamics, Inc.	3,322	126,469
Energy Recovery, Inc.(x)*	5,495	47,971
EnPro Industries, Inc.	307	19,786
Evoqua Water Technologies Corp.*	11,284	141,953
Federal Signal Corp.	8,280	215,197
Franklin Electric Co., Inc.	6,512	332,698
Gencor Industries, Inc.*	300	3,708
Global Brass & Copper Holdings, Inc.	3,006	103,527
Gorman-Rupp Co. (The)	533	18,090
Graham Corp.	119	2,336
Harsco Corp.*	11,956	241,033
Hillenbrand, Inc.	9,302	386,312
John Bean Technologies Corp.	4,633	425,726
Kadant, Inc.	1,628	143,199
Kennametal, Inc.	7,445	273,604
Lindsay Corp.	1,590	153,896
Lydall, Inc.*	370	8,680
Manitex International, Inc.*	1,562	11,949
Meritor, Inc.*	11,849	241,127
Milacron Holdings Corp.*	1,064	12,044
Miller Industries, Inc.	140	4,319
Mueller Industries, Inc.	8,381	262,661
Mueller Water Products, Inc., Class A	13,968	140,239
Navistar International Corp.*	399	12,888
Omega Flex, Inc.	420	31,836
Proto Labs, Inc.*	4,018	422,452
RBC Bearings, Inc.*	3,529	448,783
REV Group, Inc.	769	8,421
Rexnord Corp.*	1,752	44,045
Spartan Motors, Inc.	4,734	41,801
SPX Corp.*	5,242	182,369
Standex International Corp.	1,493	109,586
Sun Hydraulics Corp.	4,282	199,156
Tennant Co.	2,689	166,960
Twin Disc, Inc.*	50	832
Wabash National Corp.	2,187	29,634
Watts Water Technologies, Inc., Class A	2,328	188,149
Woodward, Inc.	7,886	748,303

		7,195,997

Marine (0.0%)
Matson, Inc.	2,900	104,661

Professional Services (1.8%)
ASGN, Inc.*	7,531	478,143
Barrett Business Services, Inc.	1,034	79,959
BG Staffing, Inc.	1,149	25,094
CRA International, Inc.	301	15,213
Exponent, Inc.	7,592	438,210
Forrester Research, Inc.	1,588	76,780
Franklin Covey Co.*	1,353	34,231
Heidrick & Struggles International, Inc.	2,758	105,714
ICF International, Inc.	282	21,455
InnerWorkings, Inc.*	574	2,078
Insperity, Inc.	5,648	698,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kforce, Inc.	3,460	$121,515
Korn Ferry	8,393	375,839
Mistras Group, Inc.*	1,893	26,142
Resources Connection, Inc.	1,343	22,213
TriNet Group, Inc.*	6,441	384,785
TrueBlue, Inc.*	274	6,477
Upwork, Inc.(x)*	136,001	2,603,059
WageWorks, Inc.*	5,884	222,180
Willdan Group, Inc.*	1,392	51,602

		5,789,121

Road & Rail (0.3%)
ArcBest Corp.	492	15,149
Avis Budget Group, Inc.*	9,665	336,922
Heartland Express, Inc.	7,006	135,076
Marten Transport Ltd.	2,472	44,076
PAM Transportation Services, Inc.*	210	10,277
Saia, Inc.*	3,822	233,524
Universal Logistics Holdings, Inc.	1,142	22,475
US Xpress Enterprises, Inc., Class A*	1,627	10,754
USA Truck, Inc.*	1,021	14,743
Werner Enterprises, Inc.	3,102	105,933
YRC Worldwide, Inc.*	907	6,068

		934,997

Trading Companies & Distributors (1.4%)
Applied Industrial Technologies, Inc.	5,682	337,909
Beacon Roofing Supply, Inc.*	7,505	241,361
BlueLinx Holdings, Inc.(x)*	1,236	32,927
BMC Stock Holdings, Inc.*	495	8,747
CAI International, Inc.*	1,055	24,476
DXP Enterprises, Inc.*	1,764	68,655
EVI Industries, Inc.(x)	72,093	2,748,906
Foundation Building Materials, Inc.*	582	5,727
General Finance Corp.*	563	5,253
GMS, Inc.*	4,420	66,830
H&E Equipment Services, Inc.	3,575	89,768
Herc Holdings, Inc.*	3,627	141,380
Kaman Corp.	4,078	238,318
Lawson Products, Inc.*	240	7,526
MRC Global, Inc.*	6,889	120,420
Rush Enterprises, Inc., Class A	2,036	85,125
Rush Enterprises, Inc., Class B	256	10,632
SiteOne Landscape Supply, Inc.*	6,030	344,615
Systemax, Inc.	1,333	30,179

		4,608,754

Total Industrials		32,542,351

Information Technology (30.9%)
Communications Equipment (0.5%)
Acacia Communications, Inc.*	535	30,682
Aerohive Networks, Inc.*	5,046	22,859
Applied Optoelectronics, Inc.(x)*	1,996	24,351
CalAmp Corp.*	4,742	59,654
Calix, Inc.*	3,129	24,093
Casa Systems, Inc.*	3,280	27,224
Clearfield, Inc.*	1,079	15,861
Extreme Networks, Inc.*	16,785	125,720
InterDigital, Inc.	2,262	149,247
Lumentum Holdings, Inc.*	9,617	543,745
NETGEAR, Inc.*	992	32,855
Plantronics, Inc.	4,926	227,138
Quantenna Communications, Inc.*	5,112	124,375
Viavi Solutions, Inc.*	12,160	150,541

		1,558,345

Electronic Equipment, Instruments & Components (0.8%)
Arlo Technologies, Inc.*	6,861	28,336
Badger Meter, Inc.	4,244	236,136
Control4 Corp.*	1,524	25,801
ePlus, Inc.*	1,993	176,460
FARO Technologies, Inc.*	2,329	102,266
Fitbit, Inc., Class A*	6,847	40,534
II-VI, Inc.*	9,337	347,710
Insight Enterprises, Inc.*	1,971	108,523
Iteris, Inc.*	3,960	16,513
Itron, Inc.*	5,079	236,935
Mesa Laboratories, Inc.	503	115,942
Methode Electronics, Inc.	2,422	69,705
Napco Security Technologies, Inc.*	1,760	36,503
nLight, Inc.*	3,269	72,833
Novanta, Inc.*	4,835	409,670
OSI Systems, Inc.*	933	81,731
PAR Technology Corp.*	1,285	31,431
Park Electrochemical Corp.	1,562	24,524
Rogers Corp.*	1,429	227,040
Vishay Precision Group, Inc.*	1,067	36,502

		2,425,095

IT Services (9.4%)
Brightcove, Inc.*	5,228	43,967
Carbonite, Inc.*	4,845	120,204
Cardtronics plc, Class A*	4,743	168,756
Cass Information Systems, Inc.	2,062	97,533
CSG Systems International, Inc.	4,002	169,285
Endurance International Group Holdings, Inc.*	10,221	74,102
Everi Holdings, Inc.*	9,919	104,348
EVERTEC, Inc.	7,538	209,632
Evo Payments, Inc., Class A*	2,895	84,100
Exela Technologies, Inc.*	5,209	17,398
ExlService Holdings, Inc.*	4,948	296,979
GTT Communications, Inc.(x)*	92,367	3,205,135
Hackett Group, Inc. (The)	3,372	53,278
I3 Verticals, Inc., Class A*	1,088	26,134
Information Services Group, Inc.*	3,082	11,496
Internap Corp.*	3,419	16,958
Limelight Networks, Inc.*	17,054	55,084
LiveRamp Holdings, Inc.*	162,460	8,865,442
MAXIMUS, Inc.	9,416	668,348
MoneyGram International, Inc.*	378	771
MongoDB, Inc.(x)*	81,852	12,033,881
NIC, Inc.	9,520	162,697
Perficient, Inc.*	1,819	49,822
PFSweb, Inc.*	2,097	10,925
PRGX Global, Inc.*	2,836	22,461
Science Applications International Corp.	6,267	482,246
ServiceSource International, Inc.*	10,779	9,932
Travelport Worldwide Ltd.	3,409	53,623
TTEC Holdings, Inc.	2,105	76,264
Tucows, Inc., Class A(x)*	1,397	113,408
Unisys Corp.(x)*	5,267	61,466
Virtusa Corp.*	4,226	225,880
Wix.com Ltd.*	23,800	2,875,754

		30,467,309

Semiconductors & Semiconductor Equipment (1.7%)
ACM Research, Inc., Class A*	1,115	17,204
Adesto Technologies Corp.(x)*	3,358	20,316
Advanced Energy Industries, Inc.*	5,730	284,666
Ambarella, Inc.*	1,826	78,883
Aquantia Corp.*	2,933	26,573
Brooks Automation, Inc.	10,300	302,099
Cabot Microelectronics Corp.	4,192	469,336
CEVA, Inc.*	3,117	84,034
Cirrus Logic, Inc.*	413	17,375
Cohu, Inc.	2,000	29,500
Diodes, Inc.*	1,457	50,558
Entegris, Inc.	20,988	749,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
FormFactor, Inc.*	846	$13,612
Ichor Holdings Ltd.(x)*	3,129	70,653
Impinj, Inc.(x)*	2,398	40,179
Inphi Corp.*	6,449	282,079
Integrated Device Technology, Inc.*	19,145	937,914
Kopin Corp.*	7,568	10,141
Lattice Semiconductor Corp.*	17,314	206,556
MaxLinear, Inc.*	9,395	239,854
Nanometrics, Inc.*	3,433	106,011
NVE Corp.	639	62,552
PDF Solutions, Inc.*	365	4,508
Power Integrations, Inc.	4,274	298,924
Rudolph Technologies, Inc.*	4,534	103,375
Semtech Corp.*	8,853	450,706
Silicon Laboratories, Inc.*	6,369	514,997
SMART Global Holdings, Inc.*	1,899	36,461
SunPower Corp.(x)*	2,937	19,120
Synaptics, Inc.*	469	18,643
Xperi Corp.	1,564	36,598

		5,582,489

Software (18.5%)
8x8, Inc.*	13,992	282,638
A10 Networks, Inc.*	7,607	53,934
ACI Worldwide, Inc.*	16,037	527,136
Agilysys, Inc.*	973	20,598
Alarm.com Holdings, Inc.*	4,618	299,708
Altair Engineering, Inc., Class A*	3,712	136,639
Alteryx, Inc., Class A*	4,313	361,731
Amber Road, Inc.*	3,283	28,464
American Software, Inc., Class A	2,344	28,011
Anaplan, Inc.*	69,824	2,748,273
Appfolio, Inc., Class A*	39,285	3,119,229
Asure Software, Inc.(x)*	1,363	8,328
Avalara, Inc.*	88,745	4,951,084
Benefitfocus, Inc.*	4,174	206,696
Blackbaud, Inc.	7,160	570,867
Blackline, Inc.*	5,456	252,722
Bottomline Technologies DE, Inc.*	6,247	312,912
Box, Inc., Class A*	18,691	360,923
Carbon Black, Inc.*	5,552	77,450
ChannelAdvisor Corp.*	3,405	41,473
Cision Ltd.*	9,995	137,631
Cloudera, Inc.*	29,774	325,728
CommVault Systems, Inc.*	5,915	382,937
Cornerstone OnDemand, Inc.*	8,081	442,677
Coupa Software, Inc.*	119,531	10,874,930
Digimarc Corp.(x)*	1,633	51,244
Domo, Inc., Class B*	2,093	84,411
Ebix, Inc.(x)	3,603	177,880
eGain Corp.*	2,090	21,840
Elastic NV(x)*	98,528	7,869,431
Ellie Mae, Inc.*	5,126	505,885
Envestnet, Inc.*	6,596	431,312
Everbridge, Inc.*	4,300	322,543
Five9, Inc.*	8,466	447,259
ForeScout Technologies, Inc.*	4,565	191,319
HubSpot, Inc.*	5,475	910,000
Instructure, Inc.*	64,755	3,051,256
j2 Global, Inc.	6,915	598,839
LivePerson, Inc.*	8,748	253,867
Majesco*	1,089	7,677
Mitek Systems, Inc.*	4,601	56,316
MobileIron, Inc.*	10,786	58,999
Model N, Inc.*	3,892	68,266
Monotype Imaging Holdings, Inc.	2,771	55,115
New Relic, Inc.*	6,664	657,737
OneSpan, Inc.*	4,704	90,411
Park City Group, Inc.*	1,689	13,495
Paylocity Holding Corp.*	4,279	381,644
Progress Software Corp.	6,622	293,818
PROS Holdings, Inc.*	4,709	198,908
Q2 Holdings, Inc.*	5,523	382,523
QAD, Inc., Class A	1,498	64,519
Qualys, Inc.*	5,034	416,513
Rapid7, Inc.*	5,453	275,976
Rimini Street, Inc.*	1,229	6,145
SailPoint Technologies Holding, Inc.*	10,325	296,534
SecureWorks Corp., Class A*	180	3,312
ShotSpotter, Inc.*	1,076	41,534
Smartsheet, Inc., Class A*	223,195	9,104,124
SPS Commerce, Inc.*	2,536	268,968
SVMK, Inc.*	2,433	44,305
Telaria, Inc.*	2,058	13,048
Telenav, Inc.*	2,167	13,154
Tenable Holdings, Inc.*	3,671	116,224
Trade Desk, Inc. (The), Class A(x)*	4,920	973,914
Upland Software, Inc.*	2,373	100,520
Varonis Systems, Inc.*	4,184	249,492
Veritone, Inc.(x)*	995	5,174
VirnetX Holding Corp.(x)*	8,796	55,679
Workiva, Inc.*	4,287	217,351
Xero Ltd.*	76,647	2,647,689
Yext, Inc.*	12,593	275,283
Zix Corp.*	7,749	53,313
Zscaler, Inc.*	8,976	636,668

		59,614,153

Technology Hardware, Storage & Peripherals (0.0%)
3D Systems Corp.(x)*	787	8,468
Avid Technology, Inc.*	2,908	21,665
Cray, Inc.*	971	25,294
Eastman Kodak Co.(x)*	2,076	6,145
Immersion Corp.*	3,541	29,851
USA Technologies, Inc.*	7,785	32,308

		123,731

Total Information Technology		99,771,122

Materials (1.7%)
Chemicals (1.2%)
Advanced Emissions Solutions, Inc.	2,288	26,449
AdvanSix, Inc.*	1,521	43,455
Amyris, Inc.(x)*	429	897
Balchem Corp.	4,738	439,686
Chase Corp.	1,041	96,334
Ferro Corp.*	12,327	233,350
GCP Applied Technologies, Inc.*	10,665	315,684
HB Fuller Co.	5,593	272,043
Ingevity Corp.*	6,259	661,013
Innophos Holdings, Inc.	403	12,146
Koppers Holdings, Inc.*	2,196	57,052
Kraton Corp.*	4,258	137,022
Kronos Worldwide, Inc.	3,276	45,930
Livent Corp.*	10,343	127,012
Marrone Bio Innovations, Inc.*	7,077	10,828
OMNOVA Solutions, Inc.*	6,450	45,279
PolyOne Corp.	11,325	331,936
Quaker Chemical Corp.	1,926	385,836
Sensient Technologies Corp.	3,326	225,470
Trinseo SA	4,456	201,857
Tronox Holdings plc, Class A	6,282	82,608
Valhi, Inc.	142	328

		3,752,215

Construction Materials (0.1%)
Forterra, Inc.(x)*	2,594	10,947
Summit Materials, Inc., Class A(x)*	16,766	266,076
United States Lime & Minerals, Inc.	5	386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
US Concrete, Inc.(x)*	2,321	$96,136

		373,545

Containers & Packaging (0.1%)
Greif, Inc., Class A	306	12,622
Greif, Inc., Class B	77	3,765
Myers Industries, Inc.	5,061	86,594

		102,981

Metals & Mining (0.2%)
Century Aluminum Co.*	332	2,948
Cleveland-Cliffs, Inc.(x)	6,734	67,273
Coeur Mining, Inc.*	3,753	15,312
Compass Minerals International, Inc.	4,650	252,821
Gold Resource Corp.	6,399	25,148
Hecla Mining Co.	4,917	11,309
Kaiser Aluminum Corp.	1,252	131,122
Ramaco Resources, Inc.(x)*	781	4,530
Ryerson Holding Corp.*	2,209	18,909
Worthington Industries, Inc.	5,584	208,395

		737,767

Paper & Forest Products (0.1%)
Boise Cascade Co.	5,520	147,715
Louisiana-Pacific Corp.	3,056	74,505
Neenah, Inc.	2,079	133,805
Schweitzer-Mauduit International, Inc.	831	32,176
Verso Corp., Class A*	317	6,790

		394,991

Total Materials		5,361,499

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexander’s, Inc. (REIT)	326	122,631
Americold Realty Trust (REIT)	18,702	570,598
Armada Hoffler Properties, Inc. (REIT)	2,789	43,481
City Office REIT, Inc. (REIT)	933	10,552
Clipper Realty, Inc. (REIT)	2,063	27,624
Easterly Government Properties, Inc. (REIT)	2,133	38,415
EastGroup Properties, Inc. (REIT)	4,991	557,195
Essential Properties Realty Trust, Inc. (REIT)	581	11,341
First Industrial Realty Trust, Inc. (REIT)	4,161	147,133
Four Corners Property Trust, Inc. (REIT)	6,636	196,426
GEO Group, Inc. (The) (REIT)	3,635	69,792
Monmouth Real Estate Investment Corp. (REIT)	2,109	27,797
National Health Investors, Inc. (REIT)	2,714	213,185
National Storage Affiliates Trust (REIT)	749	21,354
NexPoint Residential Trust, Inc. (REIT)	168	6,441
Pennsylvania REIT (REIT)(x)	4,642	29,198
PS Business Parks, Inc. (REIT)	2,019	316,640
QTS Realty Trust, Inc. (REIT), Class A	3,525	158,590
Ryman Hospitality Properties, Inc. (REIT)	6,625	544,840
Saul Centers, Inc. (REIT)	1,671	85,839
Tanger Factory Outlet Centers, Inc. (REIT)	12,938	271,439
UMH Properties, Inc. (REIT)	4,174	58,770
Universal Health Realty Income Trust (REIT)	1,786	135,218
Urban Edge Properties (REIT)	2,639	50,141

		3,714,640

Real Estate Management & Development (1.2%)
Altisource Portfolio Solutions SA*	88	2,083
Consolidated-Tomoka Land Co.	161	9,507
Cushman & Wakefield plc*	7,119	126,718
FRP Holdings, Inc.*	143	6,802
HFF, Inc., Class A	5,562	265,585
Kennedy-Wilson Holdings, Inc.	9,712	207,740
Marcus & Millichap, Inc.*	2,923	119,054
Maui Land & Pineapple Co., Inc.*	913	10,436
Newmark Group, Inc., Class A	22,377	186,624
Redfin Corp.(x)*	143,801	2,914,846
RMR Group, Inc. (The), Class A	1,066	65,005
Trinity Place Holdings, Inc.*	2,345	9,380

		3,923,780

Total Real Estate		7,638,420

Utilities (0.2%)
Electric Utilities (0.0%)
Spark Energy, Inc., Class A	1,787	15,922

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	253	23,076
New Jersey Resources Corp.	936	46,604
South Jersey Industries, Inc.	2,059	66,032

		135,712

Independent Power and Renewable Electricity Producers (0.0%)
TerraForm Power, Inc., Class A	1,822	25,034

Water Utilities (0.2%)
American States Water Co.	3,670	261,671
California Water Service Group	615	33,382
Global Water Resources, Inc.	1,628	15,971
Middlesex Water Co.	2,049	114,723
Pure Cycle Corp.*	1,231	12,138
SJW Group	2,294	141,632
York Water Co. (The)	1,689	57,966

		637,483

Total Utilities		814,151

Total Common Stocks (98.2%) (Cost $238,066,280)		317,203,026

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	3,751	1,471

Total Consumer Staples		1,471

Health Care (0.0%)
Pharmaceuticals (0.0%)
Corium International, Inc., CVR (r)(x)*	3,345	452
Omthera Pharmaceuticals, Inc., CVR(r)*	899	—

Total Health Care		452

Total Rights (0.0%) (Cost $—)		1,923

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	244,170	244,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (11.5%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $12,005,717, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $12,240,002.(xx)	$12,000,000	$12,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,243,353, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,267,951.(xx)	1,243,089	1,243,089
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $14,002,975, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $14,282,993.(xx)	14,000,000	14,000,000
NBC Global Finance Ltd., 2.60%, dated 3/29/19, due 4/5/19, repurchase price $2,001,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.875%-7.125%, maturing 10/31/19-8/15/48; total market value $2,165,928.(xx)	2,000,000	2,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $8,003,764, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/15/19-2/15/45; total market value $8,160,001.(xx)	8,000,000	8,000,000

Total Repurchase Agreements		37,243,089

Total Short-Term Investments (11.6%) (Cost $37,487,332)		37,487,332

Total Investments in Securities (109.8%) (Cost $275,553,612)		354,692,281
Other Assets Less Liabilities (-9.8%)		(31,736,077)

Net Assets (100%)		$322,956,204

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $10,051 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $56,264,868. This was collateralized by $20,186,856 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-11/15/48 and by cash of $37,243,089 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	28	6/2019	USD	2,161,320	4,603

					4,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,202,062	$—	$—	$5,202,062
Consumer Discretionary	43,213,912	2,502,846	—	45,716,758
Consumer Staples	4,618,137	—	—	4,618,137
Energy	2,823,073	—	—	2,823,073
Financials	16,379,700	—	—	16,379,700
Health Care	96,335,753	—	—	96,335,753
Industrials	32,531,719	10,632	—	32,542,351
Information Technology	97,123,433	2,647,689	—	99,771,122
Materials	5,361,499	—	—	5,361,499
Real Estate	7,638,420	—	—	7,638,420
Utilities	814,151	—	—	814,151
Futures	4,603	—	—	4,603
Rights
Consumer Staples	—	—	1,471	1,471
Health Care	—	—	452	452
Short-Term Investments
Investment Company	244,243	—	—	244,243
Repurchase Agreements	—	37,243,089	—	37,243,089

Total Assets	$312,290,705	$42,404,256	$1,923	$354,696,884

Total Liabilities	$—	$—	$—	$—

Total	$312,290,705	$42,404,256	$1,923	$354,696,884

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,568,089
Aggregate gross unrealized depreciation	(19,340,313)

Net unrealized appreciation	$79,227,776

Federal income tax cost of investments in securities and derivative instruments, if applicable	$275,469,108

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	47,472	$1,488,722
Bezeq The Israeli Telecommunication Corp. Ltd.	20,150	14,450
BT Group plc	87,916	255,291
CenturyLink, Inc.	6,157	73,822
China Telecom Corp. Ltd. (ADR)	67,900	3,803,079
Deutsche Telekom AG (Registered)	34,805	577,634
Elisa OYJ	1,438	64,878
HKT Trust & HKT Ltd.	39,414	63,364
Iliad SA	251	25,200
Koninklijke KPN NV	35,227	111,672
Nippon Telegraph & Telephone Corp.	6,756	286,686
Orange SA	20,833	338,857
PCCW Ltd.	46,000	28,596
Proximus SADP	1,648	47,529
Singapore Telecommunications Ltd.	2,402,150	5,352,882
Spark New Zealand Ltd.	18,072	46,767
Swisscom AG (Registered)(x)	270	132,051
Telecom Italia SpA(x)*	185,303	111,956
Telefonica Deutschland Holding AG	8,444	26,512
Telefonica SA	434,801	3,642,915
Telenor ASA	7,683	153,839
Telia Co. AB	29,787	134,401
Telstra Corp. Ltd.	43,135	101,685
TPG Telecom Ltd.	3,744	18,476
United Internet AG (Registered)	1,336	48,751
Verizon Communications, Inc.	26,905	1,590,893

		18,540,908

Entertainment (0.5%)
Activision Blizzard, Inc.	5,046	229,744
DeNA Co. Ltd.	1,300	19,553
Electronic Arts, Inc.*	1,956	198,788
Konami Holdings Corp.	1,000	43,355
Netflix, Inc.*	2,845	1,014,413
Nexon Co. Ltd.	4,800	75,099
Nintendo Co. Ltd.	1,200	341,713
Take-Two Interactive Software, Inc.*	729	68,796
Toho Co. Ltd.	1,300	52,138
Ubisoft Entertainment SA*	853	75,936
Viacom, Inc., Class B	2,274	63,831
Vivendi SA	10,994	318,549
Walt Disney Co. (The)	11,402	1,265,978

		3,767,893

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A*	4,497	5,292,474
Alphabet, Inc., Class C*	2,003	2,350,140
Auto Trader Group plc(m)	9,768	66,360
Baidu, Inc. (ADR)*	14,100	2,324,385
Facebook, Inc., Class A*	15,527	2,588,196
Kakaku.com, Inc.(x)	1,400	26,868
LINE Corp.(x)*	800	28,187
REA Group Ltd.	570	30,233
TripAdvisor, Inc.(x)*	674	34,677
Twitter, Inc.*	4,830	158,811
Yahoo Japan Corp.	29,100	71,155

		12,971,486

Media (2.1%)
Axel Springer SE	572	29,541
CBS Corp. (Non-Voting), Class B	2,273	108,036
Charter Communications, Inc., Class A*	1,127	390,968
Comcast Corp., Class A	170,674	6,823,546
PCyberAgent, Inc.	1,100	44,812
Dentsu, Inc.	2,261	95,373
Discovery, Inc., Class A(x)*	1,073	28,993
Discovery, Inc., Class C*	2,451	62,304
DISH Network Corp., Class A*	1,429	45,285
Eutelsat Communications SA	1,974	34,532
Fox Corp., Class A*	2,280	83,699
Fox Corp., Class B*	1,050	37,686
Hakuhodo DY Holdings, Inc.	2,300	36,898
Informa plc	12,866	124,708
Interpublic Group of Cos., Inc. (The)	2,617	54,983
ITV plc	38,534	63,790
JCDecaux SA	818	24,885
News Corp., Class A	2,286	28,438
News Corp., Class B	714	8,918
Omnicom Group, Inc.	1,451	105,908
Pearson plc	7,950	86,584
ProSiebenSat.1 Media SE	2,443	34,858
Publicis Groupe SA	2,239	119,879
RTL Group SA	397	21,688
Schibsted ASA, Class B	925	33,139
SES SA (FDR)	363,838	5,658,795
Singapore Press Holdings Ltd.	16,900	30,053
Telenet Group Holding NV	534	25,686
WPP plc	13,176	139,142

		14,383,127

Wireless Telecommunication Services (2.1%)
1&1 Drillisch AG	597	21,256
Bharti Airtel Ltd.	805,815	3,874,659
China Mobile Ltd.	424,500	4,326,142
KDDI Corp.	18,500	398,110
Millicom International Cellular SA (SDR)	740	44,930
NTT DOCOMO, Inc.	13,800	305,249
Softbank Corp.(x)	17,500	196,901
SoftBank Group Corp.	8,600	833,772
Tele2 AB, Class B	5,003	66,645
Vodafone Group plc	2,716,613	4,946,477

		15,014,141

Total Communication Services		64,677,555

Consumer Discretionary (6.2%)
Auto Components (0.5%)
Aisin Seiki Co. Ltd.	1,700	60,665
Aptiv plc	1,706	135,610
BorgWarner, Inc.	1,317	50,586
Bridgestone Corp.	6,400	246,345
Cie Generale des Etablissements Michelin SCA	16,947	2,003,685
Continental AG	1,135	170,862
Denso Corp.	4,600	179,177
Faurecia SA	854	35,905
Koito Manufacturing Co. Ltd.	1,000	56,573
Minth Group Ltd.(x)	8,000	25,172
NGK Spark Plug Co. Ltd.	1,700	31,506
Nokian Renkaat OYJ	1,305	43,682
Pirelli & C SpA(m)*	4,361	28,070
Stanley Electric Co. Ltd.	1,300	34,896
Sumitomo Electric Industries Ltd.	7,900	104,675
Sumitomo Rubber Industries Ltd.	1,900	22,766
Toyoda Gosei Co. Ltd.	600	12,690
Toyota Industries Corp.	1,600	80,123
Valeo SA	2,507	72,696
Yokohama Rubber Co. Ltd. (The)	1,100	20,406

		3,416,090

Automobiles (0.7%)
Bayerische Motoren Werke AG	3,457	266,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Bayerische Motoren Werke AG (Preference)(q)	593	$38,981
Daimler AG (Registered)	9,496	556,574
Ferrari NV	1,275	170,913
Fiat Chrysler Automobiles NV	11,175	166,372
Ford Motor Co.	25,296	222,099
General Motors Co.	8,616	319,654
Harley-Davidson, Inc.	985	35,125
Honda Motor Co. Ltd.	17,000	459,397
Isuzu Motors Ltd.	5,600	73,467
Mazda Motor Corp.	6,220	69,507
Mitsubishi Motors Corp.	7,300	38,730
Nissan Motor Co. Ltd.(x)	24,200	198,308
Peugeot SA	5,989	146,053
Porsche Automobil Holding SE (Preference)(q)	1,600	100,401
Renault SA	2,007	132,627
Subaru Corp.	6,500	147,940
Suzuki Motor Corp.	3,500	154,678
Toyota Motor Corp.	23,898	1,398,776
Volkswagen AG	357	58,107
Volkswagen AG (Preference)(q)	1,938	305,049
Yamaha Motor Co. Ltd.	2,800	54,848

		5,114,211

Distributors (0.0%)
Genuine Parts Co.	950	106,429
Jardine Cycle & Carriage Ltd.	1,155	27,689
LKQ Corp.*	1,996	56,646

		190,764

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	700	18,158
H&R Block, Inc.	1,384	33,133

		51,291

Hotels, Restaurants & Leisure (0.7%)
Accor SA	2,045	82,836
Aristocrat Leisure Ltd.	5,909	102,836
Carnival Corp.	2,592	131,466
Carnival plc	1,786	87,581
Chipotle Mexican Grill, Inc.*	158	112,229
Compass Group plc	16,538	388,688
Crown Resorts Ltd.	3,980	32,527
Darden Restaurants, Inc.	804	97,662
Domino’s Pizza Enterprises Ltd.	577	17,789
Flight Centre Travel Group Ltd.	576	17,198
Galaxy Entertainment Group Ltd.	25,000	170,224
Genting Singapore Ltd.	67,442	51,754
GVC Holdings plc	5,963	43,415
Hilton Worldwide Holdings, Inc.	1,920	159,571
InterContinental Hotels Group plc	1,820	109,397
Marriott International, Inc., Class A	1,833	229,290
McDonald’s Corp.	4,965	942,854
McDonald’s Holdings Co. Japan Ltd.	673	31,091
Melco Resorts & Entertainment Ltd. (ADR)	2,451	55,368
Merlin Entertainments plc(m)	8,066	36,066
MGM China Holdings Ltd.	11,200	23,427
MGM Resorts International	3,414	87,603
Norwegian Cruise Line Holdings Ltd.*	1,424	78,263
Oriental Land Co. Ltd.	2,100	238,176
Paddy Power Betfair plc	859	66,246
Royal Caribbean Cruises Ltd.	1,110	127,228
Sands China Ltd.	25,596	128,633
Shangri-La Asia Ltd.	11,000	15,638
SJM Holdings Ltd.	18,000	20,545
Sodexo SA	937	103,174
Starbucks Corp.	8,101	602,228
Tabcorp Holdings Ltd.	19,330	63,411
TUI AG	4,782	45,815
Whitbread plc	1,910	126,324
Wynn Macau Ltd.	16,800	39,593
Wynn Resorts Ltd.	629	75,052
Yum! Brands, Inc.	1,975	197,125

		4,938,323

Household Durables (0.8%)
Barratt Developments plc	10,212	79,697
Berkeley Group Holdings plc	1,243	59,723
Casio Computer Co. Ltd.(x)	2,200	28,683
DR Horton, Inc.	2,195	90,829
Electrolux AB	2,639	67,811
Garmin Ltd.	813	70,202
Husqvarna AB, Class B	3,909	31,929
Iida Group Holdings Co. Ltd.(x)	1,400	25,327
Leggett & Platt, Inc.	789	33,312
Lennar Corp., Class A	1,800	88,362
Mohawk Industries, Inc.*	398	50,208
Newell Brands, Inc.	2,455	37,660
Nikon Corp.(x)	3,500	49,296
Panasonic Corp.	452,900	3,899,280
Persimmon plc	3,169	89,566
PulteGroup, Inc.	1,569	43,869
Rinnai Corp.	400	28,259
SEB SA	236	39,710
Sekisui Chemical Co. Ltd.	4,100	65,812
Sekisui House Ltd.	6,700	110,750
Sharp Corp.*	1,900	20,881
Sony Corp.	13,300	557,417
Taylor Wimpey plc	35,700	81,580
Techtronic Industries Co. Ltd.	14,000	94,077
Whirlpool Corp.	433	57,541

		5,801,781

Internet & Direct Marketing Retail (0.8%)
Amazon.com, Inc.*	2,686	4,783,095
Booking Holdings, Inc.*	293	511,259
Delivery Hero SE(m)*	1,003	36,229
eBay, Inc.	5,603	208,095
Expedia Group, Inc.	767	91,273
Rakuten, Inc.	9,400	88,886
Zalando SE(m)*	1,184	46,153
ZOZO, Inc.(x)	2,100	39,525

		5,804,515

Leisure Products (0.6%)
Bandai Namco Holdings, Inc.	2,100	98,340
Hasbro, Inc.	741	63,000
Mattel, Inc.(x)*	263,096	3,420,248
Sankyo Co. Ltd.	400	15,230
Sega Sammy Holdings, Inc.	1,800	21,211
Shimano, Inc.	800	129,929
Yamaha Corp.	1,500	74,844

		3,822,802

Multiline Retail (0.2%)
Dollar General Corp.	1,702	203,049
Dollar Tree, Inc.*	1,541	161,867
Harvey Norman Holdings Ltd.(x)	5,114	14,597
Isetan Mitsukoshi Holdings Ltd.	3,800	38,367
J Front Retailing Co. Ltd.	2,700	32,084
Kohl’s Corp.	1,117	76,816
Macy’s, Inc.	2,051	49,286
Marks & Spencer Group plc	16,308	59,239
Marui Group Co. Ltd.(x)	1,800	36,299
Next plc	1,505	109,378
Nordstrom, Inc.	739	32,797
Pan Pacific International Holdings Corp.	1,300	85,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ryohin Keikaku Co. Ltd.	200	$50,600
Takashimaya Co. Ltd.(x)	1,500	19,949
Target Corp.	3,379	271,199
Wesfarmers Ltd.	11,840	291,302

		1,532,808

Specialty Retail (1.2%)
ABC-Mart, Inc.	400	23,784
Advance Auto Parts, Inc.	7,052	1,202,577
AutoZone, Inc.*	163	166,931
Best Buy Co., Inc.	1,516	107,727
CarMax, Inc.(x)*	1,112	77,618
Dufry AG (Registered)	363	38,132
Fast Retailing Co. Ltd.	600	281,675
Foot Locker, Inc.	697	42,238
Gap, Inc. (The)	1,289	33,746
Hennes & Mauritz AB, Class B	9,082	151,411
Hikari Tsushin, Inc.	200	37,842
Home Depot, Inc. (The)	7,352	1,410,775
Industria de Diseno Textil SA	11,391	334,780
Kingfisher plc	743,198	2,272,813
L Brands, Inc.	1,389	38,309
Lowe’s Cos., Inc.	5,245	574,170
Nitori Holdings Co. Ltd.	800	103,221
O’Reilly Automotive, Inc.*	506	196,480
Ross Stores, Inc.	2,417	225,023
Shimamura Co. Ltd.	200	16,909
Tiffany & Co.	693	73,146
TJX Cos., Inc. (The)	8,100	431,001
Tractor Supply Co.	786	76,839
Ulta Beauty, Inc.*	365	127,286
USS Co. Ltd.	2,400	44,479
Yamada Denki Co. Ltd.(x)	7,000	34,485

		8,123,397

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	1,885	458,000
Asics Corp.	1,700	22,778
Burberry Group plc	4,256	108,342
Capri Holdings Ltd.*	1,001	45,796
Cie Financiere Richemont SA (Registered)	5,451	397,103
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	875	95,209
EssilorLuxottica SA (Turquoise Stock Exchange)	2,161	236,059
Hanesbrands, Inc.	2,364	42,268
Hermes International	331	218,398
HUGO BOSS AG	669	45,688
Kering SA	791	453,590
LVMH Moet Hennessy Louis Vuitton SE	2,901	1,067,051
Moncler SpA	1,751	70,554
NIKE, Inc., Class B	8,189	689,596
Pandora A/S	1,187	55,574
Puma SE	90	52,195
PVH Corp.	518	63,170
Ralph Lauren Corp.	321	41,627
Swatch Group AG (The)	327	93,593
Swatch Group AG (The) (Registered)	626	34,640
Tapestry, Inc.	1,970	64,005
Under Armour, Inc., Class A(x)*	1,274	26,933
Under Armour, Inc., Class C*	1,259	23,757
VF Corp.	2,107	183,119
Yue Yuen Industrial Holdings Ltd.	8,000	27,516

		4,616,561

Total Consumer Discretionary		43,412,543

Consumer Staples (8.3%)
Beverages (1.4%)
Anheuser-Busch InBev SA/NV	7,957	667,290
Asahi Group Holdings Ltd.	3,800	169,034
Brown-Forman Corp., Class B	1,057	55,789
Carlsberg A/S, Class B	1,139	142,251
Coca-Cola Amatil Ltd.	5,201	31,944
Coca-Cola Bottlers Japan, Inc.	1,500	38,045
Coca-Cola Co. (The)	25,055	1,174,077
Coca-Cola European Partners plc	2,257	116,777
Coca-Cola HBC AG	2,082	70,911
Constellation Brands, Inc., Class A	1,103	193,389
Davide Campari-Milano SpA	5,734	56,281
Diageo plc	25,338	1,035,586
Heineken Holding NV	1,226	122,811
Heineken NV	2,677	282,515
Kirin Holdings Co. Ltd.	8,600	205,048
Molson Coors Brewing Co., Class B	1,213	72,356
Monster Beverage Corp.*	2,503	136,614
PepsiCo, Inc.	9,178	1,124,764
Pernod Ricard SA	2,217	397,907
Remy Cointreau SA	229	30,543
Suntory Beverage & Food Ltd.	83,900	3,936,479
Treasury Wine Estates Ltd.	7,734	81,989

		10,142,400

Food & Staples Retailing (2.6%)
Aeon Co. Ltd.	6,400	133,769
Carrefour SA	6,071	113,389
Casino Guichard Perrachon SA	609	26,404
Coles Group Ltd.*	12,255	103,115
Colruyt SA	607	44,871
Costco Wholesale Corp.	2,868	694,457
Dairy Farm International Holdings Ltd.	3,700	31,043
FamilyMart UNY Holdings Co. Ltd.	2,400	61,088
ICA Gruppen AB	806	32,336
J Sainsbury plc	18,976	58,254
Jeronimo Martins SGPS SA	2,776	40,949
Koninklijke Ahold Delhaize NV	12,356	328,837
Kroger Co. (The)	185,867	4,572,328
Lawson, Inc.	500	27,700
METRO AG	1,817	30,145
Seven & i Holdings Co. Ltd.	101,400	3,820,684
Sundrug Co. Ltd.	800	22,016
Sysco Corp.	3,096	206,689
Tesco plc	101,878	307,976
Tsuruha Holdings, Inc.	400	32,482
Walgreens Boots Alliance, Inc.	102,875	6,508,901
Walmart, Inc.	9,268	903,908
Welcia Holdings Co. Ltd.	500	16,940
Wm Morrison Supermarkets plc	23,567	69,846
Woolworths Group Ltd.	13,714	296,024

		18,484,151

Food Products (1.9%)
a2 Milk Co. Ltd.*	7,976	77,727
Ajinomoto Co., Inc.	5,000	79,807
Archer-Daniels-Midland Co.	3,630	156,562
Associated British Foods plc	3,660	116,266
Barry Callebaut AG (Registered)	23	41,530
Calbee, Inc.	700	18,834
Campbell Soup Co.(x)	1,322	50,408
Chocoladefabriken Lindt & Spruengli AG	11	74,788
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	78,232
Conagra Brands, Inc.	3,194	88,602
Danone SA	6,438	496,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
General Mills, Inc.	3,860	$199,755
Golden Agri-Resources Ltd.	75,544	15,608
Hershey Co. (The)	908	104,266
Hormel Foods Corp.	1,765	79,001
JM Smucker Co. (The)	768	89,472
Kellogg Co.	120,840	6,933,799
Kerry Group plc, Class A	1,657	184,945
Kikkoman Corp.	1,500	73,491
Kraft Heinz Co. (The)	4,026	131,449
Lamb Weston Holdings, Inc.	939	70,369
McCormick & Co., Inc. (Non-Voting)	821	123,667
Meiji Holdings Co. Ltd.	1,238	100,421
Mondelez International, Inc., Class A	9,413	469,897
Mowi ASA	4,539	101,306
Nestle SA (Registered)	31,985	3,048,332
NH Foods Ltd.(x)	1,000	35,956
Nisshin Seifun Group, Inc.	1,915	43,888
Nissin Foods Holdings Co. Ltd.	700	48,001
Orkla ASA	8,873	68,104
Toyo Suisan Kaisha Ltd.	800	30,425
Tyson Foods, Inc., Class A	1,911	132,681
WH Group Ltd.(m)	91,500	97,911
Wilmar International Ltd.	20,900	51,045
Yakult Honsha Co. Ltd.	1,200	83,804
Yamazaki Baking Co. Ltd.	1,400	22,687

		13,619,103

Household Products (0.6%)
Church & Dwight Co., Inc.	1,594	113,541
Clorox Co. (The)	826	132,540
Colgate-Palmolive Co.	5,615	384,852
Essity AB, Class B	6,393	184,351
Henkel AG & Co. KGaA	1,067	101,438
Henkel AG & Co. KGaA (Preference)(q)	1,860	189,867
Kimberly-Clark Corp.	2,242	277,784
Lion Corp.	2,500	52,558
Pigeon Corp.	1,200	48,994
Procter & Gamble Co. (The)	16,282	1,694,142
Reckitt Benckiser Group plc	7,013	582,937
Unicharm Corp.	4,200	138,812

		3,901,816

Personal Products (1.3%)
Beiersdorf AG	1,053	109,545
Coty, Inc., Class A	470,905	5,415,407
Estee Lauder Cos., Inc. (The), Class A	1,424	235,743
Kao Corp.	5,100	401,171
Kobayashi Pharmaceutical Co. Ltd.	500	42,137
Kose Corp.	300	55,030
L’Oreal SA	2,632	707,997
Pola Orbis Holdings, Inc.	1,100	35,036
Shiseido Co. Ltd.	3,900	281,055
Unilever NV (CVA)	16,115	936,027
Unilever plc	11,601	664,072

		8,883,220

Tobacco (0.5%)
Altria Group, Inc.	12,248	703,403
British American Tobacco plc	23,952	996,409
Imperial Brands plc	9,959	340,427
Japan Tobacco, Inc.	11,500	284,828
Philip Morris International, Inc.	10,132	895,567
Swedish Match AB	1,911	97,407

		3,318,041

Total Consumer Staples		58,348,731

Energy (7.9%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	3,452	95,690
Halliburton Co.	5,672	166,190
Helmerich & Payne, Inc.	663	36,836
John Wood Group plc	6,911	45,672
National Oilwell Varco, Inc.	2,441	65,028
Schlumberger Ltd.	9,074	395,354
TechnipFMC plc	2,755	64,798
Tenaris SA	5,111	71,752
WorleyParsons Ltd.	3,353	33,712

		975,032

Oil, Gas & Consumable Fuels (7.7%)
Aker BP ASA	1,178	41,930
Anadarko Petroleum Corp.	3,265	148,492
Apache Corp.	125,350	4,344,631
BP plc	1,577,633	11,475,991
Cabot Oil & Gas Corp.	2,775	72,427
Caltex Australia Ltd.	2,845	52,947
Chevron Corp.	12,371	1,523,860
Cimarex Energy Co.	654	45,715
Concho Resources, Inc.	1,296	143,804
ConocoPhillips	7,385	492,875
Devon Energy Corp.	2,857	90,167
Diamondback Energy, Inc.	999	101,428
Enagas SA	2,354	68,497
Eni SpA	196,651	3,475,226
EOG Resources, Inc.	3,807	362,350
Equinor ASA	12,198	267,085
Exxon Mobil Corp.	95,179	7,690,463
Galp Energia SGPS SA	5,222	83,649
Hess Corp.	1,693	101,969
HollyFrontier Corp.	1,024	50,452
Husky Energy, Inc.	175,500	1,740,094
Idemitsu Kosan Co. Ltd.	2,220	74,214
Inpex Corp.	11,000	104,760
JXTG Holdings, Inc.	34,694	158,554
Kinder Morgan, Inc.	12,685	253,827
Koninklijke Vopak NV	739	35,364
Kunlun Energy Co. Ltd.(x)	2,182,000	2,279,301
Lundin Petroleum AB	1,998	67,651
Marathon Oil Corp.	5,382	89,933
Marathon Petroleum Corp.	4,388	262,622
Neste OYJ	1,282	136,618
Noble Energy, Inc.	3,092	76,465
Occidental Petroleum Corp.	4,888	323,586
Oil Search Ltd.	14,847	82,756
OMV AG	1,618	87,791
ONEOK, Inc.	2,663	185,984
Origin Energy Ltd.	17,698	90,479
Phillips 66	2,700	256,959
Pioneer Natural Resources Co.	1,104	168,117
Repsol SA	14,484	247,936
Royal Dutch Shell plc, Class A	47,076	1,479,817
Royal Dutch Shell plc, Class B	278,600	8,810,303
Santos Ltd.	17,648	85,586
Snam SpA	24,561	126,157
TOTAL SA	101,235	5,623,509
Valero Energy Corp.	2,692	228,362
Washington H Soul Pattinson & Co. Ltd.	1,125	21,017
Williams Cos., Inc. (The)	7,837	225,079
Woodside Petroleum Ltd.	9,825	241,517

		54,198,316

Total Energy		55,173,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Financials (15.0%)
Banks (9.6%)
ABN AMRO Group NV (CVA)(m)	4,454	$100,425
AIB Group plc	9,163	41,135
Aozora Bank Ltd.	1,100	27,155
Australia & New Zealand Banking Group Ltd.	30,008	554,626
Banco Bilbao Vizcaya Argentaria SA	69,629	397,796
Banco de Sabadell SA	60,035	59,788
Banco Santander SA	169,871	789,746
Bangkok Bank PCL	66,100	449,901
Bangkok Bank PCL (NVDR)	502,400	3,277,038
Bank Hapoalim BM	11,660	77,132
Bank Leumi Le-Israel BM	15,526	101,338
Bank of America Corp.	58,541	1,615,146
Bank of East Asia Ltd. (The)	13,800	44,828
Bank of Ireland Group plc (Aquis Stock Exchange)	51,800	307,965
Bank of Ireland Group plc (Turquoise Stock Exchange)	201,382	1,199,530
Bank of Kyoto Ltd. (The)	600	25,065
Bank of Queensland Ltd.	4,280	27,655
Bankia SA	12,002	31,100
Bankinter SA	7,010	53,393
Barclays plc	178,688	359,990
BB&T Corp.	4,989	232,138
Bendigo & Adelaide Bank Ltd.(x)	5,140	35,329
BNP Paribas SA	148,330	7,089,843
BOC Hong Kong Holdings Ltd.	37,500	155,256
CaixaBank SA	37,477	117,039
Chiba Bank Ltd. (The)	6,600	35,790
Citigroup, Inc.	127,603	7,939,459
Citizens Financial Group, Inc.	3,029	98,443
Comerica, Inc.	1,047	76,766
Commerzbank AG	10,368	80,249
Commonwealth Bank of Australia	18,377	921,752
Concordia Financial Group Ltd.	11,700	45,077
Credit Agricole SA	155,100	1,873,802
Danske Bank A/S	7,382	129,552
DBS Group Holdings Ltd.	18,800	349,990
DNB ASA	10,052	185,074
Erste Group Bank AG	3,105	114,104
Fifth Third Bancorp	5,042	127,159
First Republic Bank	1,060	106,488
Fukuoka Financial Group, Inc.	1,400	31,024
Hana Financial Group, Inc.	62,754	2,012,374
Hang Seng Bank Ltd.	7,900	194,935
HSBC Holdings plc (Hong Kong Stock Exchange)	580,728	4,727,230
HSBC Holdings plc (London Stock Exchange)	209,319	1,699,287
Huntington Bancshares, Inc.	6,873	87,150
ING Groep NV	511,820	6,191,462
Intesa Sanpaolo SpA	155,390	378,424
Japan Post Bank Co. Ltd.(x)	4,200	45,816
JPMorgan Chase & Co.	21,342	2,160,451
KB Financial Group, Inc. (ADR)	51,795	1,919,523
KBC Group NV	2,646	184,856
KeyCorp	6,430	101,273
Lloyds Banking Group plc	742,799	601,179
M&T Bank Corp.	909	142,731
Mebuki Financial Group, Inc.	8,330	21,270
Mediobanca Banca di Credito Finanziario SpA	6,016	62,504
Mitsubishi UFJ Financial Group, Inc.	122,700	608,906
Mizrahi Tefahot Bank Ltd.(x)	1,580	32,447
Mizuho Financial Group, Inc.	251,924	389,376
National Australia Bank Ltd.	28,551	512,290
Nordea Bank Abp	31,719	241,373
Oversea-Chinese Banking Corp. Ltd.	32,886	268,135
People’s United Financial, Inc.	2,617	43,024
PNC Financial Services Group, Inc. (The)‡	2,952	362,092
Raiffeisen Bank International AG	1,683	37,777
Regions Financial Corp.	6,694	94,720
Resona Holdings, Inc.	21,451	92,845
Royal Bank of Scotland Group plc	49,716	159,939
Seven Bank Ltd.	6,500	19,178
Shinsei Bank Ltd.	1,500	21,316
Shizuoka Bank Ltd. (The)	4,900	37,271
Skandinaviska Enskilda Banken AB, Class A(x)	16,995	147,113
Societe Generale SA	8,015	231,739
Standard Chartered plc	664,287	5,115,931
Sumitomo Mitsui Financial Group, Inc.	60,777	2,125,522
Sumitomo Mitsui Trust Holdings, Inc.	3,386	121,472
SunTrust Banks, Inc.	2,909	172,358
SVB Financial Group*	339	75,380
Svenska Handelsbanken AB, Class A(x)	15,787	166,576
Swedbank AB, Class A(x)	9,441	133,380
UniCredit SpA	20,960	268,694
United Overseas Bank Ltd.	14,207	264,065
US Bancorp	9,746	469,660
Wells Fargo & Co.	96,183	4,647,563
Westpac Banking Corp.	35,868	660,132
Yamaguchi Financial Group, Inc.	2,000	16,927
Zions Bancorp NA	1,207	54,810

		67,407,562

Capital Markets (1.6%)
3i Group plc	10,316	132,319
Affiliated Managers Group, Inc.	348	37,274
Ameriprise Financial, Inc.	865	110,807
Amundi SA(m)	680	42,793
ASX Ltd.	2,109	104,585
Bank of New York Mellon Corp. (The)	5,723	288,611
BGP Holdings plc(r)*	177,813	—
BlackRock, Inc.‡	787	336,340
Cboe Global Markets, Inc.	722	68,908
Charles Schwab Corp. (The)	7,678	328,311
CME Group, Inc.	2,343	385,611
Credit Suisse Group AG (Registered)*	26,691	311,071
Daiwa Securities Group, Inc.	17,100	83,163
Deutsche Bank AG (Registered)	20,503	166,975
Deutsche Boerse AG	2,015	258,355
E*TRADE Financial Corp.	1,550	71,967
Franklin Resources, Inc.	1,853	61,408
Goldman Sachs Group, Inc. (The)	2,216	425,450
Hargreaves Lansdown plc	2,895	70,265
Hong Kong Exchanges & Clearing Ltd.	12,373	431,245
Intercontinental Exchange, Inc.	3,688	280,804
Invesco Ltd.	2,572	49,665
Investec plc	6,869	39,571
Japan Exchange Group, Inc.	5,300	94,351
Julius Baer Group Ltd.	2,368	95,671
London Stock Exchange Group plc	3,248	200,984
Macquarie Group Ltd.	3,377	310,328
Moody’s Corp.	1,079	195,396
Morgan Stanley	8,464	357,181

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
MSCI, Inc.	545	$108,368
Nasdaq, Inc.	788	68,942
Natixis SA	9,536	51,035
Nomura Holdings, Inc.	36,100	130,355
Northern Trust Corp.	1,433	129,558
Partners Group Holding AG	181	131,603
Raymond James Financial, Inc.	828	66,580
S&P Global, Inc.	1,624	341,933
SBI Holdings, Inc.(x)	2,250	50,063
Schroders plc	1,355	47,685
Singapore Exchange Ltd.	7,800	42,072
St James’s Place plc	5,235	70,092
State Street Corp.	2,457	161,695
T. Rowe Price Group, Inc.	1,512	151,381
UBS Group AG (Registered)*	328,400	3,980,706

		10,871,477

Consumer Finance (0.8%)
Acom Co. Ltd.	4,400	15,682
AEON Financial Service Co. Ltd.	1,100	22,361
American Express Co.	4,493	491,085
Capital One Financial Corp.	56,817	4,641,381
Credit Saison Co. Ltd.	1,600	21,106
Discover Financial Services	2,110	150,147
Synchrony Financial	4,281	136,564

		5,478,326

Diversified Financial Services (0.5%)
AMP Ltd.	29,903	44,589
Berkshire Hathaway, Inc., Class B*	12,658	2,542,866
Challenger Ltd.	5,683	33,412
Eurazeo SE	434	32,618
EXOR NV	1,099	71,379
Groupe Bruxelles Lambert SA	857	83,271
Industrivarden AB, Class C	1,955	40,951
Investor AB, Class B	4,740	213,464
Jefferies Financial Group, Inc.	1,706	32,056
Kinnevik AB, Class B	2,555	66,174
L E Lundbergforetagen AB, Class B	705	22,294
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	17,811
ORIX Corp.	13,800	197,917
Pargesa Holding SA	364	28,513
Standard Life Aberdeen plc	23,891	82,133
Tokyo Century Corp.	500	21,722
Wendel SA	290	36,532

		3,567,702

Insurance (2.5%)
Admiral Group plc	2,069	58,476
Aegon NV	697,587	3,352,308
Aflac, Inc.	4,836	241,800
Ageas	1,887	91,020
AIA Group Ltd.	126,200	1,256,381
Allianz SE (Registered)	4,435	986,435
Allstate Corp. (The)	2,163	203,711
American International Group, Inc.	5,621	242,040
Aon plc	1,559	266,121
Arthur J Gallagher & Co.	1,189	92,861
Assicurazioni Generali SpA	12,258	226,882
Assurant, Inc.	311	29,517
Aviva plc	40,907	219,724
AXA SA‡	20,245	509,381
Baloise Holding AG (Registered)	518	85,575
Brighthouse Financial, Inc.*	682	24,750
China Life Insurance Co. Ltd., Class H	1,089,000	2,927,140
Chubb Ltd.	2,983	417,859
Cincinnati Financial Corp.	980	84,182
CNP Assurances	1,725	37,965
Dai-ichi Life Holdings, Inc.	11,100	154,036
Direct Line Insurance Group plc	14,808	68,082
Everest Re Group Ltd.	279	60,253
Gjensidige Forsikring ASA(x)	1,810	31,269
Hannover Rueck SE	653	93,760
Hartford Financial Services Group, Inc. (The)	2,323	115,499
Insurance Australia Group Ltd.	23,898	130,320
Japan Post Holdings Co. Ltd.	16,700	195,283
Legal & General Group plc	62,237	223,160
Lincoln National Corp.	1,308	76,780
Loews Corp.	1,790	85,795
Mapfre SA	11,751	32,374
Marsh & McLennan Cos., Inc.	3,312	310,997
Medibank Pvt Ltd.	28,805	56,450
MetLife, Inc.	6,235	265,424
MS&AD Insurance Group Holdings, Inc.	5,011	152,369
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,562	369,709
NN Group NV	3,181	132,134
Poste Italiane SpA(m)	5,766	56,091
Principal Financial Group, Inc.	1,704	85,524
Progressive Corp. (The)	3,838	276,681
Prudential Financial, Inc.	2,674	245,687
Prudential plc	27,066	542,001
QBE Insurance Group Ltd.	13,773	120,386
RSA Insurance Group plc	11,081	73,288
Sampo OYJ, Class A	4,629	209,832
SCOR SE	1,649	70,217
Sompo Holdings, Inc.	3,285	121,465
Sony Financial Holdings, Inc.	1,900	35,795
Suncorp Group Ltd.(x)	13,442	131,523
Swiss Life Holding AG (Registered)*	363	159,855
Swiss Re AG	3,182	310,866
T&D Holdings, Inc.	5,900	61,965
Tokio Marine Holdings, Inc.	6,800	328,987
Torchmark Corp.	625	51,219
Travelers Cos., Inc. (The)	1,715	235,229
Tryg A/S	1,311	35,969
Unum Group	1,422	48,106
Willis Towers Watson plc	841	147,722
Zurich Insurance Group AG	1,580	522,991

		17,779,221

Total Financials		105,104,288

Health Care (14.5%)
Biotechnology (2.4%)
AbbVie, Inc.	9,608	774,309
Alexion Pharmaceuticals, Inc.*	1,479	199,931
Amgen, Inc.	25,131	4,774,387
BeiGene Ltd. (ADR)*	341	45,012
Biogen, Inc.*	1,282	303,039
BioMarin Pharmaceutical, Inc.*	14,180	1,259,609
Celgene Corp.*	35,901	3,386,900
CSL Ltd.	4,724	653,883
Genmab A/S*	632	109,679
Gilead Sciences, Inc.	72,264	4,697,883
Grifols SA	3,173	88,841
Incyte Corp.*	1,144	98,396
Regeneron Pharmaceuticals, Inc.*	515	211,469
Vertex Pharmaceuticals, Inc.*	1,681	309,220

		16,912,558

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	11,441	914,594
ABIOMED, Inc.*	292	83,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Align Technology, Inc.*	471	$133,919
Asahi Intecc Co. Ltd.	1,000	46,919
Baxter International, Inc.	3,105	252,468
Becton Dickinson and Co.	1,756	438,526
BioMerieux	466	38,526
Boston Scientific Corp.*	9,073	348,222
Cochlear Ltd.	615	75,668
Coloplast A/S, Class B	1,279	140,326
ConvaTec Group plc(m)	13,945	25,709
Cooper Cos., Inc. (The)	318	94,182
Danaher Corp.	4,090	539,962
Demant A/S*	1,129	33,384
Dentsply Sirona, Inc.	1,509	74,831
Edwards Lifesciences Corp.*	1,353	258,869
Fisher & Paykel Healthcare Corp. Ltd.	5,649	60,397
Getinge AB, Class B	20,013	233,015
Hologic, Inc.*	1,743	84,361
Hoya Corp.	3,900	257,197
IDEXX Laboratories, Inc.*	558	124,769
Intuitive Surgical, Inc.*	748	426,794
Koninklijke Philips NV	9,681	394,369
Medtronic plc	8,745	796,495
Olympus Corp.	11,600	125,807
ResMed, Inc.	921	95,756
Sartorius AG (Preference)(q)	388	66,548
Siemens Healthineers AG(m)	1,486	61,926
Smith & Nephew plc	8,972	177,971
Sonova Holding AG (Registered)	596	117,913
Straumann Holding AG (Registered)	113	92,204
Stryker Corp.	2,011	397,213
Sysmex Corp.	1,800	108,653
Teleflex, Inc.	298	90,044
Terumo Corp.	6,200	189,082
Varian Medical Systems, Inc.*	589	83,473
Zimmer Biomet Holdings, Inc.	1,321	168,692

		7,652,176

Health Care Providers & Services (1.1%)
Alfresa Holdings Corp.	1,900	54,002
AmerisourceBergen Corp.	1,015	80,713
Anthem, Inc.	1,675	480,691
Cardinal Health, Inc.	58,299	2,807,097
Centene Corp.*	2,660	141,246
Cigna Corp.	2,493	400,924
CVS Health Corp.	8,458	456,140
DaVita, Inc.*	875	47,504
Fresenius Medical Care AG & Co. KGaA	2,234	180,181
Fresenius SE & Co. KGaA	4,348	242,698
HCA Healthcare, Inc.	1,738	226,600
Henry Schein, Inc.*	985	59,208
Humana, Inc.	888	236,208
Laboratory Corp. of America Holdings*	652	99,743
McKesson Corp.	1,224	143,281
Medipal Holdings Corp.	1,800	42,714
NMC Health plc	1,134	33,734
Quest Diagnostics, Inc.	870	78,230
Ramsay Health Care Ltd.(x)	1,448	66,162
Ryman Healthcare Ltd.	4,162	34,720
Sonic Healthcare Ltd.	4,536	79,103
Suzuken Co. Ltd.	660	38,172
UnitedHealth Group, Inc.	6,249	1,545,128
Universal Health Services, Inc., Class B	552	73,841
WellCare Health Plans, Inc.*	324	87,399

		7,735,439

Health Care Technology (0.0%)
Cerner Corp.*	2,133	122,029
M3, Inc.	4,300	72,048

		194,077

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,064	165,904
Eurofins Scientific SE(x)	122	50,499
Illumina, Inc.*	968	300,748
IQVIA Holdings, Inc.*	1,026	147,590
Lonza Group AG (Registered)*	768	238,171
Mettler-Toledo International, Inc.*	161	116,403
PerkinElmer, Inc.	709	68,319
QIAGEN NV*	2,329	94,418
Sartorius Stedim Biotech	289	36,601
Thermo Fisher Scientific, Inc.	2,624	718,241
Waters Corp.*	466	117,297

		2,054,191

Pharmaceuticals (9.6%)
Allergan plc	45,735	6,696,061
Astellas Pharma, Inc.	19,600	293,301
AstraZeneca plc	13,228	1,056,987
Bayer AG (Registered)	99,016	6,397,701
Bristol-Myers Squibb Co.	10,657	508,445
Chugai Pharmaceutical Co. Ltd.	2,400	164,793
Daiichi Sankyo Co. Ltd.	6,000	276,099
Eisai Co. Ltd.	2,600	145,753
Eli Lilly & Co.	18,916	2,454,540
GlaxoSmithKline plc	51,795	1,077,208
H Lundbeck A/S	649	28,084
Hisamitsu Pharmaceutical Co., Inc.	500	22,963
Ipsen SA	396	54,283
Johnson & Johnson	17,331	2,422,701
Kyowa Hakko Kirin Co. Ltd.	2,600	56,537
Merck & Co., Inc.	16,779	1,395,509
Merck KGaA	40,899	4,663,545
Mitsubishi Tanabe Pharma Corp.	2,600	34,696
Mylan NV*	3,338	94,599
Nektar Therapeutics*	1,220	40,992
Novartis AG (Registered)	69,664	6,700,897
Novo Nordisk A/S, Class B	18,973	993,208
Ono Pharmaceutical Co. Ltd.	4,100	80,239
Orion OYJ, Class B	1,229	46,074
Otsuka Holdings Co. Ltd.	4,000	156,961
Perrigo Co. plc	841	40,503
Pfizer, Inc.	96,498	4,098,270
Recordati SpA	1,060	41,272
Roche Holding AG	30,991	8,538,670
Sanofi	87,797	7,754,810
Santen Pharmaceutical Co. Ltd.	3,900	58,027
Shionogi & Co. Ltd.	2,900	179,291
Sumitomo Dainippon Pharma Co. Ltd.	1,500	37,043
Taisho Pharmaceutical Holdings Co. Ltd.	400	38,076
Takeda Pharmaceutical Co. Ltd.	160,102	6,530,914
Teva Pharmaceutical Industries Ltd. (ADR)*	218,055	3,419,102
UCB SA	1,312	112,676
Vifor Pharma AG	466	63,015
Zoetis, Inc.	3,111	313,184

		67,087,029

Total Health Care		101,635,470

Industrials (8.8%)
Aerospace & Defense (0.9%)
Airbus SE	6,080	804,106
Arconic, Inc.	2,767	52,877

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
BAE Systems plc	33,353	$209,558
Boeing Co. (The)	3,419	1,304,075
Dassault Aviation SA	28	41,303
Elbit Systems Ltd.	227	29,276
General Dynamics Corp.	1,764	298,610
Harris Corp.	762	121,699
Huntington Ingalls Industries, Inc.	266	55,115
L3 Technologies, Inc.	510	105,249
Leonardo SpA	3,972	46,160
Lockheed Martin Corp.	1,602	480,856
Meggitt plc	8,013	52,475
MTU Aero Engines AG	544	123,145
Northrop Grumman Corp.	1,106	298,178
Raytheon Co.	1,842	335,391
Rolls-Royce Holdings plc	17,907	210,653
Safran SA	3,484	477,775
Singapore Technologies Engineering Ltd.	15,500	42,774
Textron, Inc.	1,484	75,179
Thales SA	1,103	132,081
TransDigm Group, Inc.*	314	142,553
United Technologies Corp.	5,291	681,957

		6,121,045

Air Freight & Logistics (0.9%)
Bollore SA	8,577	38,754
CH Robinson Worldwide, Inc.	877	76,290
Deutsche Post AG (Registered)	10,310	335,392
Expeditors International of Washington, Inc.	1,109	84,173
FedEx Corp.	1,570	284,814
Royal Mail plc	9,547	29,631
SG Holdings Co. Ltd.	1,000	29,099
United Parcel Service, Inc., Class B	50,753	5,671,140
Yamato Holdings Co. Ltd.	3,100	79,969

		6,629,262

Airlines (0.1%)
Alaska Air Group, Inc.	750	42,090
American Airlines Group, Inc.	2,643	83,942
ANA Holdings, Inc.	1,200	43,948
Delta Air Lines, Inc.	4,039	208,614
Deutsche Lufthansa AG (Registered)	2,465	54,100
easyJet plc	1,766	25,704
Japan Airlines Co. Ltd.	1,130	39,753
Singapore Airlines Ltd.	6,000	42,767
Southwest Airlines Co.	3,189	165,541
United Continental Holdings, Inc.*	1,426	113,766

		820,225

Building Products (0.6%)
AGC, Inc.	2,000	70,017
Allegion plc	631	57,238
AO Smith Corp.	916	48,841
Assa Abloy AB, Class B	10,466	225,929
Cie de Saint-Gobain	76,262	2,764,020
Daikin Industries Ltd.	2,600	304,268
Fortune Brands Home & Security, Inc.	862	41,040
Geberit AG (Registered)	385	157,364
Johnson Controls International plc	5,857	216,358
Kingspan Group plc	1,599	74,007
LIXIL Group Corp.	3,100	41,341
Masco Corp.	1,917	75,357
TOTO Ltd.	1,500	63,543

		4,139,323

Commercial Services & Supplies (0.2%)
Babcock International Group plc	2,581	16,590
Brambles Ltd.	16,298	136,091
Cintas Corp.	538	108,735
Copart, Inc.*	1,322	80,100
Dai Nippon Printing Co. Ltd.	2,600	62,097
Edenred	2,493	113,455
G4S plc	16,594	39,659
ISS A/S	1,819	55,346
Park24 Co. Ltd.	1,300	28,186
Republic Services, Inc.	1,408	113,175
Rollins, Inc.	890	37,042
Secom Co. Ltd.	2,200	188,220
Securitas AB, Class B	3,219	52,021
Societe BIC SA	250	22,281
Sohgo Security Services Co. Ltd.	800	34,792
Toppan Printing Co. Ltd.	2,500	37,693
Waste Management, Inc.	2,539	263,827

		1,389,310

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,615	114,871
Bouygues SA	2,387	85,282
CIMIC Group Ltd.	913	31,286
Eiffage SA	785	75,430
Ferrovial SA	5,025	117,696
Fluor Corp.	914	33,635
HOCHTIEF AG	191	27,639
Jacobs Engineering Group, Inc.	749	56,317
JGC Corp.	2,200	29,200
Kajima Corp.	5,000	73,716
Obayashi Corp.	6,800	68,350
Quanta Services, Inc.	893	33,702
Shimizu Corp.	6,000	52,080
Skanska AB, Class B(x)	3,665	66,580
Taisei Corp.	2,200	102,030
Vinci SA	5,298	515,380

		1,483,194

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	19,245	361,611
AMETEK, Inc.	1,446	119,975
Eaton Corp. plc	2,749	221,459
Emerson Electric Co.	3,986	272,921
Fuji Electric Co. Ltd.	1,200	33,998
Legrand SA	2,756	184,442
Melrose Industries plc	50,238	119,840
Mitsubishi Electric Corp.	19,100	245,148
Nidec Corp.	2,300	291,054
OSRAM Licht AG	1,119	38,511
Prysmian SpA	2,471	46,747
Rockwell Automation, Inc.	781	137,034
Schneider Electric SE	5,743	450,568
Siemens Gamesa Renewable Energy SA	2,250	35,827
Vestas Wind Systems A/S	43,178	3,633,092

		6,192,227

Industrial Conglomerates (2.0%)
3M Co.	3,748	778,759
CK Hutchison Holdings Ltd.	513,424	5,392,621
DCC plc	951	82,183
General Electric Co.	56,774	567,172
Honeywell International, Inc.	4,750	754,870
Jardine Matheson Holdings Ltd.	2,400	148,464
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	2,100	78,246
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	300	11,229
Keihan Holdings Co. Ltd.	899	37,759
Keppel Corp. Ltd.	16,000	73,433
NWS Holdings Ltd.	15,730	34,386
Roper Technologies, Inc.	685	234,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Sembcorp Industries Ltd.	9,800	$18,439
Siemens AG (Registered)	54,063	5,818,298
Smiths Group plc	4,180	78,125
Toshiba Corp.	6,700	213,097

		14,321,331

Machinery (0.9%)
Alfa Laval AB	3,147	72,233
Alstom SA	1,648	71,395
Amada Holdings Co. Ltd.	3,400	33,592
ANDRITZ AG	706	30,284
Atlas Copco AB, Class A	6,878	184,687
Atlas Copco AB, Class B	4,172	103,254
Caterpillar, Inc.	3,750	508,087
CNH Industrial NV	10,756	109,362
Cummins, Inc.	927	146,345
Daifuku Co. Ltd.(x)	1,100	57,169
Deere & Co.	2,083	332,947
Dover Corp.	946	88,735
Epiroc AB, Class A*	7,174	72,425
Epiroc AB, Class B*	4,172	39,937
FANUC Corp.	2,000	340,702
Flowserve Corp.	792	35,751
Fortive Corp.	1,903	159,643
GEA Group AG	1,777	46,545
Hino Motors Ltd.	2,800	23,546
Hitachi Construction Machinery Co. Ltd.	1,100	29,150
Hoshizaki Corp.	600	37,138
IHI Corp.	1,600	38,387
Illinois Tool Works, Inc.	1,976	283,615
Ingersoll-Rand plc	1,590	171,640
JTEKT Corp.	2,200	27,036
Kawasaki Heavy Industries Ltd.	1,600	39,412
KION Group AG	705	36,845
Komatsu Ltd.	9,600	222,654
Kone OYJ, Class B	3,589	181,007
Kubota Corp.	10,300	148,650
Kurita Water Industries Ltd.	1,100	28,058
Makita Corp.	2,400	83,479
Metso OYJ	1,041	35,803
Minebea Mitsumi, Inc.	3,800	57,019
MISUMI Group, Inc.	3,100	76,975
Mitsubishi Heavy Industries Ltd.	3,100	128,610
Nabtesco Corp.	1,300	37,828
NGK Insulators Ltd.	2,500	36,272
NSK Ltd.	3,700	34,620
PACCAR, Inc.	2,262	154,133
Parker-Hannifin Corp.	830	142,445
Pentair plc	977	43,486
Sandvik AB	11,785	191,403
Schindler Holding AG	422	87,473
Schindler Holding AG (Registered)	225	46,548
SKF AB, Class B(x)	3,805	63,189
SMC Corp.	600	224,831
Snap-on, Inc.	354	55,408
Stanley Black & Decker, Inc.	978	133,174
Sumitomo Heavy Industries Ltd.	1,200	38,816
THK Co. Ltd.	1,300	32,069
Volvo AB, Class B	16,103	249,409
Wabtec Corp.	864	63,694
Wartsila OYJ Abp	4,408	71,129
Weir Group plc (The)	2,627	53,307
Xylem, Inc.	1,164	92,003
Yangzijiang Shipbuilding Holdings Ltd.	23,335	25,827

		5,959,181

Marine (0.5%)
AP Moller - Maersk A/S, Class A	38	45,963
AP Moller - Maersk A/S, Class B	2,706	3,432,408
Kuehne + Nagel International AG (Registered)	554	75,999
Mitsui OSK Lines Ltd.	1,199	25,759
Nippon Yusen KK	1,700	24,880

		3,605,009

Professional Services (0.3%)
Adecco Group AG (Registered)	1,650	88,022
Bureau Veritas SA	2,816	66,020
Equifax, Inc.	809	95,867
Experian plc	9,556	258,757
IHS Markit Ltd.*	2,407	130,893
Intertek Group plc	1,644	103,999
Nielsen Holdings plc	2,288	54,157
Persol Holdings Co. Ltd.	2,000	32,338
Randstad NV(x)	1,299	63,343
Recruit Holdings Co. Ltd.	11,500	327,993
RELX plc (London Stock Exchange)	10,150	217,004
RELX plc (Turquoise Stock Exchange)	10,495	224,271
Robert Half International, Inc.	759	49,456
SEEK Ltd.	3,220	40,103
SGS SA (Registered)	56	139,360
Teleperformance	607	109,081
Verisk Analytics, Inc.	1,066	141,778
Wolters Kluwer NV	3,029	206,245

		2,348,687

Road & Rail (0.5%)
Aurizon Holdings Ltd.	21,415	69,186
Central Japan Railway Co.	1,500	347,965
ComfortDelGro Corp. Ltd.	21,000	39,823
CSX Corp.	5,044	377,392
DSV A/S	1,963	162,340
East Japan Railway Co.	3,197	308,075
Hankyu Hanshin Holdings, Inc.	2,400	89,867
JB Hunt Transport Services, Inc.	556	56,317
Kansas City Southern	642	74,459
Keikyu Corp.	2,499	42,345
Keio Corp.	1,100	70,965
Keisei Electric Railway Co. Ltd.	1,200	43,526
Kintetsu Group Holdings Co. Ltd.	1,700	79,148
Kyushu Railway Co.(x)	1,600	52,549
MTR Corp. Ltd.	16,500	102,154
Nagoya Railroad Co. Ltd.(x)	2,000	55,310
Nippon Express Co. Ltd.	800	44,465
Norfolk Southern Corp.	1,737	324,628
Odakyu Electric Railway Co. Ltd.	3,100	75,046
Seibu Holdings, Inc.	2,200	38,450
Tobu Railway Co. Ltd.	1,900	54,773
Tokyu Corp.	5,400	94,182
Union Pacific Corp.	4,711	787,679
West Japan Railway Co.	1,700	127,910

		3,518,554

Trading Companies & Distributors (0.7%)
AerCap Holdings NV*	1,349	62,782
Ashtead Group plc	5,138	123,969
Brenntag AG	1,636	84,235
Bunzl plc	3,602	118,787
Fastenal Co.	1,859	119,552
Ferguson plc	2,421	154,004
ITOCHU Corp.	14,100	254,762
Marubeni Corp.	16,000	110,439
Mitsubishi Corp.	14,100	391,080
Mitsui & Co. Ltd.	17,200	266,699
MonotaRO Co. Ltd.(x)	1,300	28,867

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Rexel SA	3,366	$37,966
Sumitomo Corp.	11,800	163,005
Toyota Tsusho Corp.	2,200	71,560
Travis Perkins plc	135,271	2,415,479
United Rentals, Inc.*	525	59,981
WW Grainger, Inc.	294	88,473

		4,551,640

Transportation Infrastructure (0.1%)
Aena SME SA(m)	694	124,948
Aeroports de Paris	310	59,951
Atlantia SpA	5,072	131,371
Auckland International Airport Ltd.	9,980	55,322
Fraport AG Frankfurt Airport Services Worldwide	426	32,610
Getlink SE	5,097	77,273
Japan Airport Terminal Co. Ltd.	600	25,309
Kamigumi Co. Ltd.	1,100	25,448
SATS Ltd.	7,400	27,902
Sydney Airport	11,619	61,298
Transurban Group	27,294	255,817

		877,249

Total Industrials		61,956,237

Information Technology (9.5%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	349	109,747
Cisco Systems, Inc.	28,659	1,547,299
CommScope Holding Co., Inc.*	126,400	2,746,672
F5 Networks, Inc.*	389	61,046
Juniper Networks, Inc.	2,221	58,790
Motorola Solutions, Inc.	1,059	148,705
Nokia OYJ	58,807	334,715
Telefonaktiebolaget LM Ericsson, Class B	31,786	292,037

		5,299,011

Electronic Equipment, Instruments & Components (0.9%)
Alps Alpine Co. Ltd.	2,200	45,854
Amphenol Corp., Class A	1,951	184,252
Corning, Inc.	5,049	167,122
FLIR Systems, Inc.	857	40,776
Hamamatsu Photonics KK	1,300	50,203
Hexagon AB, Class B	2,819	147,055
Hirose Electric Co. Ltd.	330	34,629
Hitachi High-Technologies Corp.	600	24,551
Hitachi Ltd.	10,280	332,525
Ingenico Group SA	622	44,389
IPG Photonics Corp.*	215	32,633
Keyence Corp.	1,080	672,089
Keysight Technologies, Inc.*	1,213	105,774
Knowles Corp.*	199,090	3,509,957
Kyocera Corp.	3,400	199,404
Murata Manufacturing Co. Ltd.	5,700	283,483
Nippon Electric Glass Co. Ltd.	800	21,186
Omron Corp.(x)	2,000	93,477
Shimadzu Corp.	2,400	69,295
TDK Corp.	1,400	109,519
TE Connectivity Ltd.	2,221	179,346
Venture Corp. Ltd.	3,000	39,712
Yaskawa Electric Corp.	2,600	81,521
Yokogawa Electric Corp.	2,400	49,611

		6,518,363

IT Services (1.3%)
Accenture plc, Class A	4,155	731,363
Adyen NV(m)*	108	84,562
Akamai Technologies, Inc.*	1,054	75,582
Alliance Data Systems Corp.	289	50,569
Amadeus IT Group SA	4,582	366,986
Atos SE	990	95,506
Automatic Data Processing, Inc.	2,834	452,703
Broadridge Financial Solutions, Inc.	743	77,042
Capgemini SE	1,675	203,112
Cognizant Technology Solutions Corp., Class A	3,749	271,615
Computershare Ltd.	4,873	59,098
DXC Technology Co.	1,744	112,157
Fidelity National Information Services, Inc.	2,077	234,909
Fiserv, Inc.*	2,527	223,084
FleetCor Technologies, Inc.*	554	136,611
Fujitsu Ltd.	2,100	151,318
Gartner, Inc.*	588	89,188
Global Payments, Inc.	1,024	139,797
International Business Machines Corp.	5,800	818,380
Jack Henry & Associates, Inc.	526	72,977
Mastercard, Inc., Class A	5,883	1,385,152
Nomura Research Institute Ltd.	1,215	55,143
NTT Data Corp.	6,600	72,711
Obic Co. Ltd.	700	70,486
Otsuka Corp.	1,000	37,309
Paychex, Inc.	2,069	165,934
PayPal Holdings, Inc.*	7,629	792,195
Total System Services, Inc.	1,038	98,620
VeriSign, Inc.*	689	125,095
Visa, Inc., Class A	11,408	1,781,816
Western Union Co. (The)	2,695	49,777
Wirecard AG	1,217	152,489
Wix.com Ltd.*	454	54,857

		9,288,143

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	5,694	145,311
Analog Devices, Inc.	2,397	252,332
Applied Materials, Inc.	6,186	245,337
ASM Pacific Technology Ltd.	3,400	37,920
ASML Holding NV	4,280	802,742
Broadcom, Inc.	2,579	775,531
Disco Corp.(x)	300	42,687
Infineon Technologies AG	11,745	232,999
Intel Corp.	29,304	1,573,625
KLA-Tencor Corp.	1,075	128,366
Lam Research Corp.	978	175,072
Maxim Integrated Products, Inc.	1,794	95,387
Microchip Technology, Inc.(x)	1,531	127,012
Micron Technology, Inc.*	7,369	304,561
NVIDIA Corp.	3,949	709,082
NXP Semiconductors NV	3,598	318,027
Qorvo, Inc.*	771	55,304
QUALCOMM, Inc.	7,932	452,362
Renesas Electronics Corp.*	9,200	42,501
Rohm Co. Ltd.	1,000	62,257
Skyworks Solutions, Inc.	1,149	94,770
STMicroelectronics NV	7,251	107,082
SUMCO Corp.	2,600	28,878
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	68,345	2,799,411
Texas Instruments, Inc.	6,114	648,512
Tokyo Electron Ltd.	1,600	230,984
Xilinx, Inc.	1,638	207,682

		10,695,734

Software (3.0%)
Adobe, Inc.*	3,178	846,905
ANSYS, Inc.*	541	98,846
Autodesk, Inc.*	1,418	220,953
Cadence Design Systems, Inc.*	1,827	116,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Check Point Software Technologies Ltd.*	1,305	$165,069
Citrix Systems, Inc.	829	82,618
Dassault Systemes SE	1,353	201,478
Fortinet, Inc.*	976	81,955
Intuit, Inc.	1,699	444,136
Micro Focus International plc	4,487	116,677
Microsoft Corp.	49,983	5,894,995
Nice Ltd.*	690	81,259
Oracle Corp. (Tokyo Stcok Exchange)	400	26,816
Oracle Corp. (Turquoise Stock Exchange)	178,693	9,597,601
Red Hat, Inc.*	1,144	209,009
Sage Group plc (The)	11,212	102,397
salesforce.com, Inc.*	4,984	789,316
SAP SE	10,263	1,185,790
Symantec Corp.	4,125	94,834
Synopsys, Inc.*	1,000	115,150
Temenos Group AG (Registered)	657	96,859
Trend Micro, Inc.	1,300	63,223

		20,631,919

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	29,161	5,539,132
Brother Industries Ltd.	2,300	42,501
Canon, Inc.	10,400	301,500
FUJIFILM Holdings Corp.	4,000	181,684
Hewlett Packard Enterprise Co.	8,925	137,713
HP, Inc.	9,984	193,989
Konica Minolta, Inc.	5,200	51,094
NEC Corp.	2,700	91,234
NetApp, Inc.	1,561	108,240
Ricoh Co. Ltd.	7,100	74,120
Samsung Electronics Co. Ltd. (GDR)(m)	7,313	7,174,053
Seagate Technology plc	1,675	80,216
Seiko Epson Corp.	2,700	41,293
Western Digital Corp.	1,925	92,515
Xerox Corp.	1,342	42,917

		14,152,201

Total Information Technology		66,585,371

Materials (3.6%)
Chemicals (1.6%)
Air Liquide SA	4,472	568,616
Air Products & Chemicals, Inc.	1,446	276,128
Air Water, Inc.	1,600	23,156
Akzo Nobel NV(x)	13,372	1,184,853
Albemarle Corp.	672	55,091
Arkema SA	674	64,159
Asahi Kasei Corp.	12,900	132,923
BASF SE	9,591	705,018
Celanese Corp.	821	80,959
CF Industries Holdings, Inc.	1,486	60,748
Chr Hansen Holding A/S	1,057	107,139
Clariant AG (Registered)	2,171	45,633
Covestro AG(m)	1,970	108,327
Croda International plc	1,320	86,615
Daicel Corp.	2,600	28,198
DowDuPont, Inc.	14,689	783,071
Eastman Chemical Co.	903	68,520
Ecolab, Inc.	1,646	290,585
EMS-Chemie Holding AG (Registered)	88	47,723
Evonik Industries AG	1,669	45,457
FMC Corp.	913	70,137
FUCHS PETROLUB SE (Preference)(q)	618	25,442
Givaudan SA (Registered)	96	245,266
Hitachi Chemical Co. Ltd.	1,000	22,124
Incitec Pivot Ltd.	17,447	38,651
International Flavors & Fragrances, Inc.(x)	656	84,486
Israel Chemicals Ltd.	6,622	34,417
Johnson Matthey plc	2,065	84,506
JSR Corp.	2,000	30,966
Kaneka Corp.	600	22,440
Kansai Paint Co. Ltd.(x)	1,800	34,285
Koninklijke DSM NV	1,924	209,695
Kuraray Co. Ltd.	3,500	44,465
LANXESS AG	948	50,555
Linde plc	3,595	632,468
LyondellBasell Industries NV, Class A	24,461	2,056,681
Mitsubishi Chemical Holdings Corp.	13,100	92,124
Mitsubishi Gas Chemical Co., Inc.	1,600	22,795
Mitsui Chemicals, Inc.	2,000	48,200
Mosaic Co. (The)	2,296	62,704
Nippon Paint Holdings Co. Ltd.(x)	1,500	58,874
Nissan Chemical Corp.	1,400	64,044
Nitto Denko Corp.	1,700	89,195
Novozymes A/S, Class B	2,310	106,209
Orica Ltd.	3,883	48,608
PPG Industries, Inc.	1,512	170,660
Sherwin-Williams Co. (The)	533	229,568
Shin-Etsu Chemical Co. Ltd.	3,800	318,181
Showa Denko KK	1,500	52,648
Sika AG (Registered)	1,380	192,777
Solvay SA	760	82,167
Sumitomo Chemical Co. Ltd.	16,000	74,348
Symrise AG	1,272	114,606
Taiyo Nippon Sanso Corp.	1,300	19,776
Teijin Ltd.	2,000	32,951
Toray Industries, Inc.	14,300	91,209
Tosoh Corp.	2,800	43,479
Umicore SA(x)	2,226	98,857
Yara International ASA	23,095	944,691

		11,508,174

Construction Materials (0.4%)
Boral Ltd.	12,310	40,120
CRH plc	8,684	269,346
Fletcher Building Ltd.	9,176	30,932
HeidelbergCement AG	1,566	112,707
Imerys SA	389	19,392
James Hardie Industries plc (CHDI)	4,792	61,722
LafargeHolcim Ltd. (Registered)*	5,070	250,458
Martin Marietta Materials, Inc.	406	81,679
Taiheiyo Cement Corp.	59,300	1,974,348
Vulcan Materials Co.	854	101,114

		2,941,818

Containers & Packaging (0.1%)
Amcor Ltd.	11,921	130,269
Avery Dennison Corp.	545	61,585
Ball Corp.	2,196	127,060
International Paper Co.	2,622	121,320
Packaging Corp. of America	591	58,734
Sealed Air Corp.	988	45,507
Smurfit Kappa Group plc	2,457	68,573
Toyo Seikan Group Holdings Ltd.	1,600	32,728
Westrock Co.	1,713	65,693

		711,469

Metals & Mining (1.4%)
Alumina Ltd.	24,216	41,611
Anglo American plc	11,002	294,257
Antofagasta plc	3,898	49,043

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
ArcelorMittal	6,931	$140,398
BHP Group Ltd.	30,760	840,665
BHP Group plc	22,055	531,020
BlueScope Steel Ltd.	6,026	59,689
Boliden AB	2,969	84,497
Fortescue Metals Group Ltd.	16,796	84,794
Freeport-McMoRan, Inc.	9,382	120,934
Fresnillo plc	2,527	28,661
Glencore plc	119,153	493,429
Hitachi Metals Ltd.	2,300	26,688
JFE Holdings, Inc.	5,000	84,747
Kobe Steel Ltd.	3,000	22,494
Maruichi Steel Tube Ltd.	600	17,459
Mitsubishi Materials Corp.	1,200	31,638
Newcrest Mining Ltd.	8,137	147,389
Newmont Mining Corp.	3,449	123,371
Nippon Steel Corp.	8,405	148,185
Norsk Hydro ASA	14,585	59,101
Nucor Corp.	1,956	114,133
Rio Tinto Ltd.	3,876	269,463
Rio Tinto plc	12,074	701,527
South32 Ltd.	52,917	140,150
Sumitomo Metal Mining Co. Ltd.	58,699	1,731,893
thyssenkrupp AG	4,502	61,839
voestalpine AG	1,199	36,409
Wheaton Precious Metals Corp.	151,048	3,595,493

		10,080,977

Paper & Forest Products (0.1%)
Mondi plc	3,936	87,047
Oji Holdings Corp.	9,000	55,788
Stora Enso OYJ, Class R	5,987	73,170
UPM-Kymmene OYJ	5,545	161,723

		377,728

Total Materials		25,620,166

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)	735	104,782
American Tower Corp. (REIT)	2,877	566,942
Apartment Investment & Management Co. (REIT), Class A	969	48,731
Ascendas REIT (REIT)	26,617	57,152
AvalonBay Communities, Inc. (REIT)	895	179,653
Boston Properties, Inc. (REIT)	1,000	133,880
British Land Co. plc (The) (REIT)	9,832	75,426
CapitaLand Commercial Trust (REIT)	27,516	39,388
CapitaLand Mall Trust (REIT)	23,400	41,094
Covivio (REIT)	476	50,512
Crown Castle International Corp. (REIT)	2,723	348,544
Daiwa House REIT Investment Corp. (REIT)	17	37,687
Dexus (REIT)	10,547	95,409
Digital Realty Trust, Inc. (REIT)	1,376	163,744
Duke Realty Corp. (REIT)	2,294	70,151
Equinix, Inc. (REIT)	542	245,613
Equity Residential (REIT)	2,385	179,638
Essex Property Trust, Inc. (REIT)	428	123,795
Extra Space Storage, Inc. (REIT)	818	83,362
Federal Realty Investment Trust (REIT)	495	68,236
Gecina SA (REIT)	493	72,888
Goodman Group (REIT)	16,788	159,136
GPT Group (The) (REIT)	18,823	82,998
Hammerson plc (REIT)	8,475	37,066
HCP, Inc. (REIT)	3,091	96,748
Host Hotels & Resorts, Inc. (REIT)	4,787	90,474
Icade (REIT)	390	32,986
Iron Mountain, Inc. (REIT)	1,853	65,707
Japan Prime Realty Investment Corp. (REIT)	9	37,030
Japan Real Estate Investment Corp. (REIT)	13	76,595
Japan Retail Fund Investment Corp. (REIT)	29	58,272
Kimco Realty Corp. (REIT)	2,577	47,675
Klepierre SA (REIT)	2,023	70,757
Land Securities Group plc (REIT)	7,955	94,637
Link REIT (REIT)	22,000	257,276
Macerich Co. (The) (REIT)	692	29,998
Mid-America Apartment Communities, Inc. (REIT)	737	80,576
Mirvac Group (REIT)	39,691	77,502
Nippon Building Fund, Inc. (REIT)	13	87,973
Nippon Prologis REIT, Inc. (REIT)	20	42,552
Nomura Real Estate Master Fund, Inc. (REIT)	44	64,791
Prologis, Inc. (REIT)	4,140	297,873
Public Storage (REIT)	971	211,464
Realty Income Corp. (REIT)	1,978	145,502
Regency Centers Corp. (REIT)	1,082	73,024
SBA Communications Corp. (REIT)*	734	146,550
Scentre Group (REIT)	54,631	159,430
Segro plc (REIT)	10,935	95,908
Simon Property Group, Inc. (REIT)	2,028	369,522
SL Green Realty Corp. (REIT)	552	49,636
Stockland (REIT)	26,267	71,806
Suntec REIT (REIT)	21,000	30,216
UDR, Inc. (REIT)	1,773	80,601
Unibail-Rodamco-Westfield (REIT)(x)	1,444	236,719
United Urban Investment Corp. (REIT)	27	42,609
Ventas, Inc. (REIT)	2,308	147,273
Vicinity Centres (REIT)	35,879	66,237
Vornado Realty Trust (REIT)	1,121	75,600
Welltower, Inc. (REIT)	2,517	195,319
Weyerhaeuser Co. (REIT)	4,851	127,775

		7,000,440

Real Estate Management & Development (1.5%)
Aeon Mall Co. Ltd.	1,070	17,571
Aroundtown SA	8,074	66,569
Azrieli Group Ltd.	437	25,876
CapitaLand Ltd.	25,900	69,755
CBRE Group, Inc., Class A*	2,052	101,471
City Developments Ltd.	4,500	30,050
CK Asset Holdings Ltd.	27,364	243,315
Daito Trust Construction Co. Ltd.(x)	800	111,378
Daiwa House Industry Co. Ltd.	6,000	190,508
Deutsche Wohnen SE	3,782	183,401
Hang Lung Group Ltd.	8,000	25,682
Hang Lung Properties Ltd.	22,000	53,697
Henderson Land Development Co. Ltd.	12,823	81,512
Hongkong Land Holdings Ltd.	12,200	86,010
Hulic Co. Ltd.	3,200	31,356
Hysan Development Co. Ltd.	7,000	37,497
Jones Lang LaSalle, Inc.	21,960	3,385,793
Kerry Properties Ltd.	7,000	31,255
Lendlease Group	6,301	55,388
Mitsubishi Estate Co. Ltd.	12,300	222,572

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Mitsui Fudosan Co. Ltd.	166,500	$4,180,152
New World Development Co. Ltd.	66,127	109,679
Nomura Real Estate Holdings, Inc.	1,300	24,926
Sino Land Co. Ltd.	34,997	67,676
Sumitomo Realty & Development Co. Ltd.	3,700	153,101
Sun Hung Kai Properties Ltd.	16,500	283,129
Swire Pacific Ltd., Class A	5,500	70,765
Swire Properties Ltd.	13,000	55,892
Swiss Prime Site AG (Registered)	725	63,526
Tokyu Fudosan Holdings Corp.	5,700	34,047
UOL Group Ltd.	5,176	26,544
Vonovia SE	5,215	270,384
Wharf Holdings Ltd. (The)	14,400	43,475
Wharf Real Estate Investment Co. Ltd.	12,400	92,329
Wheelock & Co. Ltd.	9,000	65,924

		10,592,205

Total Real Estate		17,592,645

Utilities (2.9%)
Electric Utilities (0.9%)
Alliant Energy Corp.	1,528	72,015
American Electric Power Co., Inc.	3,248	272,020
AusNet Services	19,264	24,279
Chubu Electric Power Co., Inc.	6,100	95,135
Chugoku Electric Power Co., Inc. (The)(x)	3,000	37,382
CK Infrastructure Holdings Ltd.	6,500	53,367
CLP Holdings Ltd.	17,000	197,071
Duke Energy Corp.	4,739	426,510
Edison International	2,109	130,589
EDP - Energias de Portugal SA	27,565	108,378
Electricite de France SA	6,147	84,055
Endesa SA	3,474	88,617
Enel SpA	84,932	543,434
Entergy Corp.	1,234	118,008
Evergy, Inc.	1,625	94,331
Eversource Energy	2,052	145,589
Exelon Corp.	6,354	318,526
FirstEnergy Corp.	3,281	136,522
Fortum OYJ	4,516	92,350
HK Electric Investments & HK Electric Investments Ltd.(m)	26,000	26,563
Iberdrola SA	65,451	574,582
Kansai Electric Power Co., Inc. (The)	7,400	108,967
Kyushu Electric Power Co., Inc.	3,800	44,813
NextEra Energy, Inc.	3,118	602,772
Orsted A/S(m)	2,008	152,183
Pinnacle West Capital Corp.	726	69,391
Power Assets Holdings Ltd.	14,500	100,577
PPL Corp.	4,663	148,004
Red Electrica Corp. SA	4,403	93,842
Southern Co. (The)	6,750	348,840
SSE plc	10,796	166,907
Terna Rete Elettrica Nazionale SpA	14,875	94,243
Tohoku Electric Power Co., Inc.	4,600	58,605
Tokyo Electric Power Co. Holdings, Inc.*	14,600	92,213
Verbund AG	711	34,120
Xcel Energy, Inc.	3,328	187,067

		5,941,867

Gas Utilities (0.1%)
APA Group	12,869	91,194
Atmos Energy Corp.	756	77,815
Hong Kong & China Gas Co. Ltd.	95,244	228,344
Naturgy Energy Group SA	3,748	104,814
Osaka Gas Co. Ltd.	3,800	74,882
Toho Gas Co. Ltd.	700	31,391
Tokyo Gas Co. Ltd.	4,000	108,039

		716,479

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	4,288	77,527
Electric Power Development Co. Ltd.	1,600	38,921
Meridian Energy Ltd.	12,587	35,873
NRG Energy, Inc.	1,768	75,104
Uniper SE	2,016	60,810

		288,235

Multi-Utilities (1.8%)
AGL Energy Ltd.	6,721	103,892
Ameren Corp.	1,582	116,356
CenterPoint Energy, Inc.	3,245	99,621
Centrica plc	60,029	89,287
CMS Energy Corp.	1,821	101,138
Consolidated Edison, Inc.	2,092	177,423
Dominion Energy, Inc.	5,206	399,092
DTE Energy Co.	1,178	146,944
E.ON SE	377,801	4,200,688
Engie SA	19,040	283,636
Innogy SE*	1,451	62,095
National Grid plc	35,489	393,262
NiSource, Inc.	2,516	72,109
Public Service Enterprise Group, Inc.	3,272	194,390
RWE AG	5,508	147,668
Sempra Energy	1,809	227,681
Suez	3,905	51,733
Veolia Environnement SA	259,596	5,803,652
WEC Energy Group, Inc.	2,043	161,560

		12,832,227

Water Utilities (0.0%)
American Water Works Co., Inc.	1,169	121,880
Severn Trent plc	2,608	67,121
United Utilities Group plc	7,020	74,462

		263,463

Total Utilities		20,042,271

Total Common Stocks (88.4%) (Cost $488,079,848)		620,148,625

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	10,132,086	10,135,125

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $385,555, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $393,183.(xx)	385,473	385,473

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $500,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $510,107.(xx)	$500,000	$500,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $29,758, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $31,875.(xx)	29,752	29,752

Total Repurchase Agreements		1,915,225

Total Short-Term Investments (1.7%) (Cost $12,048,416)		12,050,350

Total Investments in Securities (90.1%) (Cost $500,128,264)		632,198,975
Other Assets Less Liabilities (9.9%)		69,281,611

Net Assets (100%)		$701,480,586

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $8,268,369 or 1.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $7,373,908. This was collateralized by $8,706,210 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $1,915,225 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

SDR — Swedish Depositary Receipt

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.6%
Austria	0.0	#
Belgium	0.2
Canada	0.8
Chile	0.0	#
China	2.3
Colombia	0.0	#
Denmark	1.3
Finland	0.2
France	6.4
Germany	4.5
Hong Kong	1.5
India	0.6
Ireland	0.3
Israel	0.6
Italy	0.8
Japan	8.6
Luxembourg	0.8
Macau	0.1
Malta	0.0	#
Mexico	0.0	#
Netherlands	3.5
New Zealand	0.0	#
Norway	0.3
Portugal	0.0	#
Singapore	1.0
South Africa	0.0	#
South Korea	1.6
Spain	1.1
Sweden	0.5
Switzerland	4.0
Taiwan	0.4
Thailand	0.5
United Arab Emirates	0.0	#
United Kingdom	7.1
United States	39.5
Cash and Other	9.9

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	20,245	436,191	—	—	—	73,190	509,381	—	—
BlackRock, Inc.	787	328,005	—	(19,100)	9,382	18,053	336,340	2,597	—
PNC Financial Services Group, Inc. (The)	2,952	367,331	—	(23,162)	15,833	2,090	362,092	2,839	—

Total		1,131,527	—	(42,262)	25,215	93,333	1,207,813	5,436	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	360	6/2019	EUR	13,213,317	179,524
FTSE 100 Index	87	6/2019	GBP	8,171,578	193,856
S&P 500 E-Mini Index	258	6/2019	USD	36,607,620	872,780
SPI 200 Index	30	6/2019	AUD	3,286,289	(6,134)
TOPIX Index	57	6/2019	JPY	8,187,675	(34,040)

					1,205,986

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	355,574	USD	250,684	HSBC Bank plc	6/21/2019	2,170
JPY	67,012,748	USD	607,773	HSBC Bank plc	6/21/2019	713

Total unrealized appreciation						2,883

EUR	880,219	USD	997,277	HSBC Bank plc	6/21/2019	(3,102)
GBP	464,334	USD	607,448	HSBC Bank plc	6/21/2019	(228)

Total unrealized depreciation						(3,330)

Net unrealized depreciation						(447)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$30,325,513	$34,352,042	$—		$64,677,555
Consumer Discretionary	20,163,325	23,249,218	—		43,412,543
Consumer Staples	34,242,956	24,105,775	—		58,348,731
Energy	19,803,557	35,369,791	—		55,173,348
Financials	36,154,380	68,949,908	—	(a)	105,104,288
Health Care	51,671,107	49,964,363	—		101,635,470
Industrials	19,995,146	41,961,091	—		61,956,237
Information Technology	50,891,368	15,694,003	—		66,585,371
Materials	9,538,429	16,081,737	—		25,620,166
Real Estate	8,221,662	9,370,983	—		17,592,645
Utilities	5,118,824	14,923,447	—		20,042,271
Forward Currency Contracts	—	2,883	—		2,883
Futures	1,246,160	—	—		1,246,160
Short-Term Investments
Investment Company	10,135,125	—	—		10,135,125
Repurchase Agreements	—	1,915,225	—		1,915,225

Total Assets	$297,507,552	$335,940,466	$—		$633,448,018

Liabilities:
Forward Currency Contracts	$—	$(3,330)	$—		$(3,330)
Futures	(40,174)	—	—		(40,174)

Total Liabilities	$(40,174)	$(3,330)	$—		$(43,504)

Total	$297,467,378	$335,937,136	$—		$633,404,514

(a)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,579,251
Aggregate gross unrealized depreciation	(60,906,816)

Net unrealized appreciation	$132,672,435

Federal income tax cost of investments in securities and derivative instruments, if applicable	$500,732,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	2,564,018	$80,407,605
CenturyLink, Inc.	332,581	3,987,646
Verizon Communications, Inc.	1,454,454	86,001,865

		170,397,116

Entertainment (1.7%)
Activision Blizzard, Inc.	270,995	12,338,402
Electronic Arts, Inc.*	105,421	10,713,936
Netflix, Inc.*	153,693	54,800,776
Take-Two Interactive Software, Inc.*	40,399	3,812,454
Viacom, Inc., Class B	123,606	3,469,620
Walt Disney Co. (The)	616,014	68,396,071

		153,531,259

Interactive Media & Services (4.4%)
Alphabet, Inc., Class A*	105,358	123,994,777
Alphabet, Inc., Class C*	108,181	126,929,849
Facebook, Inc., Class A*	838,776	139,815,571
TripAdvisor, Inc.*	35,808	1,842,322
Twitter, Inc.*	260,859	8,577,044

		401,159,563

Media (1.3%)
CBS Corp. (Non-Voting), Class B	122,749	5,834,260
Charter Communications, Inc., Class A*	61,067	21,184,753
Comcast Corp., Class A	1,591,010	63,608,580
Discovery, Inc., Class A(x)*	55,828	1,508,472
Discovery, Inc., Class C*	125,133	3,180,881
DISH Network Corp., Class A*	85,508	2,709,749
Fox Corp., Class A*	123,216	4,523,259
Fox Corp., Class B*	56,782	2,037,350
Interpublic Group of Cos., Inc. (The)	136,209	2,861,751
News Corp., Class A	136,159	1,693,818
News Corp., Class B	51,596	644,434
Omnicom Group, Inc.	79,777	5,822,923

		115,610,230

Total Communication Services		840,698,168

Consumer Discretionary (9.2%)
Auto Components (0.1%)
Aptiv plc	92,143	7,324,447
BorgWarner, Inc.	72,838	2,797,708

		10,122,155

Automobiles (0.3%)
Ford Motor Co.	1,390,669	12,210,074
General Motors Co.	462,907	17,173,849
Harley-Davidson, Inc.(x)	56,947	2,030,730

		31,414,653

Distributors (0.1%)
Genuine Parts Co.	52,848	5,920,561
LKQ Corp.*	111,283	3,158,212

		9,078,773

Diversified Consumer Services (0.0%)
H&R Block, Inc.	71,878	1,720,759

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	143,353	7,270,864
Chipotle Mexican Grill, Inc.*	8,821	6,265,645
Darden Restaurants, Inc.	44,136	5,361,200
Hilton Worldwide Holdings, Inc.	103,718	8,620,003
Marriott International, Inc., Class A	99,020	12,386,412
McDonald’s Corp.	268,587	51,004,671
MGM Resorts International	184,384	4,731,293
Norwegian Cruise Line Holdings Ltd.*	76,931	4,228,128
Royal Caribbean Cruises Ltd.	60,815	6,970,615
Starbucks Corp.	437,743	32,541,815
Wynn Resorts Ltd.	34,226	4,083,846
Yum! Brands, Inc.	107,418	10,721,391

		154,185,883

Household Durables (0.3%)
DR Horton, Inc.	115,815	4,792,425
Garmin Ltd.	43,806	3,782,648
Leggett & Platt, Inc.	49,151	2,075,155
Lennar Corp., Class A	99,218	4,870,612
Mohawk Industries, Inc.*	21,863	2,758,017
Newell Brands, Inc.	131,892	2,023,223
PulteGroup, Inc.	95,163	2,660,758
Whirlpool Corp.	22,046	2,929,693

		25,892,531

Internet & Direct Marketing Retail (3.3%)
Amazon.com, Inc.*	145,194	258,554,215
Booking Holdings, Inc.*	15,847	27,651,589
eBay, Inc.	302,633	11,239,790
Expedia Group, Inc.	41,432	4,930,408

		302,376,002

Leisure Products (0.0%)
Hasbro, Inc.	40,864	3,474,257
Mattel, Inc.(x)*	123,779	1,609,127

		5,083,384

Multiline Retail (0.5%)
Dollar General Corp.	92,126	10,990,632
Dollar Tree, Inc.*	83,224	8,741,849
Kohl’s Corp.	57,750	3,971,467
Macy’s, Inc.	105,064	2,524,688
Nordstrom, Inc.	41,085	1,823,352
Target Corp.	183,145	14,699,218

		42,751,206

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	25,493	4,347,321
AutoZone, Inc.*	8,819	9,031,714
Best Buy Co., Inc.	81,877	5,818,180
CarMax, Inc.(x)*	58,546	4,086,511
Foot Locker, Inc.	37,395	2,266,137
Gap, Inc. (The)	74,887	1,960,542
Home Depot, Inc. (The)	397,380	76,253,248
L Brands, Inc.	77,833	2,146,634
Lowe’s Cos., Inc.	283,257	31,008,144
O’Reilly Automotive, Inc.*	27,230	10,573,409
Ross Stores, Inc.	131,018	12,197,776
Tiffany & Co.	38,908	4,106,739
TJX Cos., Inc. (The)	437,537	23,281,344
Tractor Supply Co.	42,690	4,173,374
Ulta Beauty, Inc.*	20,297	7,078,173

		198,329,246

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	54,345	2,486,284
Hanesbrands, Inc.	126,157	2,255,687
NIKE, Inc., Class B	442,692	37,279,093
PVH Corp.	26,486	3,229,968
Ralph Lauren Corp.	18,102	2,347,467
Tapestry, Inc.	101,349	3,292,829
Under Armour, Inc., Class A(x)*	65,614	1,387,080
Under Armour, Inc., Class C*	64,537	1,217,813
VF Corp.	113,794	9,889,837

		63,386,058

Total Consumer Discretionary		844,340,650

Consumer Staples (6.6%)
Beverages (1.6%)
Brown-Forman Corp., Class B	57,023	3,009,674
Coca-Cola Co. (The)	1,354,463	63,470,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Constellation Brands, Inc., Class A	58,367	$10,233,486
Molson Coors Brewing Co., Class B	65,239	3,891,507
Monster Beverage Corp.*	135,229	7,380,799
PepsiCo, Inc.	495,764	60,755,878

		148,741,480

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	155,014	37,535,090
Kroger Co. (The)	284,867	7,007,728
Sysco Corp.	166,041	11,084,897
Walgreens Boots Alliance, Inc.	281,151	17,788,424
Walmart, Inc.	501,830	48,943,480

		122,359,619

Food Products (1.1%)
Archer-Daniels-Midland Co.	196,071	8,456,542
Campbell Soup Co.(x)	66,558	2,537,857
Conagra Brands, Inc.	169,830	4,711,084
General Mills, Inc.	211,326	10,936,120
Hershey Co. (The)	49,606	5,696,257
Hormel Foods Corp.	99,568	4,456,664
JM Smucker Co. (The)	40,406	4,707,299
Kellogg Co.	89,817	5,153,699
Kraft Heinz Co. (The)	223,764	7,305,895
Lamb Weston Holdings, Inc.	51,078	3,827,785
McCormick & Co., Inc. (Non-Voting)	43,044	6,483,718
Mondelez International, Inc., Class A	505,090	25,214,093
Tyson Foods, Inc., Class A	105,412	7,318,755

		96,805,768

Household Products (1.5%)
Church & Dwight Co., Inc.	86,114	6,133,900
Clorox Co. (The)	45,455	7,293,709
Colgate-Palmolive Co.	305,656	20,949,662
Kimberly-Clark Corp.	120,971	14,988,307
Procter & Gamble Co. (The)	880,210	91,585,851

		140,951,429

Personal Products (0.2%)
Coty, Inc., Class A(x)	161,290	1,854,835
Estee Lauder Cos., Inc. (The), Class A	76,242	12,621,863

		14,476,698

Tobacco (0.9%)
Altria Group, Inc.	660,330	37,922,752
Philip Morris International, Inc.	547,238	48,370,367

		86,293,119

Total Consumer Staples		609,628,113

Energy (4.9%)
Energy Equipment & Services (0.5%)
Baker Hughes a GE Co.	179,545	4,976,987
Halliburton Co.	305,266	8,944,294
Helmerich & Payne, Inc.	41,407	2,300,573
National Oilwell Varco, Inc.	135,795	3,617,579
Schlumberger Ltd.	490,126	21,354,790
TechnipFMC plc	151,628	3,566,290

		44,760,513

Oil, Gas & Consumable Fuels (4.4%)
Anadarko Petroleum Corp.	177,523	8,073,746
Apache Corp.	132,883	4,605,725
Cabot Oil & Gas Corp.	150,794	3,935,723
Chevron Corp.	668,244	82,314,296
Cimarex Energy Co.	36,588	2,557,501
Concho Resources, Inc.	70,032	7,770,751
ConocoPhillips	398,894	26,622,185
Devon Energy Corp.	154,278	4,869,014
Diamondback Energy, Inc.	55,419	5,626,691
EOG Resources, Inc.	205,649	19,573,672
Exxon Mobil Corp.	1,491,137	120,483,870
Hess Corp.	91,414	5,505,865
HollyFrontier Corp.	54,821	2,701,031
Kinder Morgan, Inc.	685,179	13,710,432
Marathon Oil Corp.	290,717	4,857,881
Marathon Petroleum Corp.	237,035	14,186,545
Noble Energy, Inc.	171,463	4,240,280
Occidental Petroleum Corp.	264,051	17,480,176
ONEOK, Inc.	143,863	10,047,392
Phillips 66	146,081	13,902,529
Pioneer Natural Resources Co.	59,615	9,078,172
Valero Energy Corp.	145,776	12,366,178
Williams Cos., Inc. (The)	423,356	12,158,784

		406,668,439

Total Energy		451,428,952

Financials (11.5%)
Banks (4.9%)
Bank of America Corp.	3,162,042	87,240,739
BB&T Corp.	269,471	12,538,486
Citigroup, Inc.	827,852	51,508,951
Citizens Financial Group, Inc.	163,137	5,301,952
Comerica, Inc.	56,263	4,125,203
Fifth Third Bancorp	272,395	6,869,802
First Republic Bank	57,226	5,748,924
Huntington Bancshares, Inc.	365,115	4,629,658
JPMorgan Chase & Co.	1,152,742	116,692,073
KeyCorp	345,927	5,448,350
M&T Bank Corp.	48,109	7,554,075
People’s United Financial, Inc.	139,922	2,300,318
PNC Financial Services Group, Inc. (The)‡	159,648	19,582,424
Regions Financial Corp.	361,570	5,116,216
SunTrust Banks, Inc.	157,126	9,309,716
SVB Financial Group*	17,873	3,974,240
US Bancorp	526,511	25,372,565
Wells Fargo & Co.	1,441,516	69,654,053
Zions Bancorp NA	66,254	3,008,594

		445,976,339

Capital Markets (2.4%)
Affiliated Managers Group, Inc.	19,035	2,038,839
Ameriprise Financial, Inc.	46,764	5,990,468
Bank of New York Mellon Corp. (The)	309,130	15,589,426
BlackRock, Inc.‡	42,757	18,273,059
Cboe Global Markets, Inc.	39,686	3,787,632
Charles Schwab Corp. (The)	414,735	17,734,068
CME Group, Inc.	126,558	20,828,916
E*TRADE Financial Corp.	83,477	3,875,837
Franklin Resources, Inc.	100,864	3,342,633
Goldman Sachs Group, Inc. (The)	119,730	22,986,963
Intercontinental Exchange, Inc.	199,529	15,192,138
Invesco Ltd.	141,525	2,732,848
Moody’s Corp.	59,084	10,699,521
Morgan Stanley	457,201	19,293,882
MSCI, Inc.	29,683	5,902,168
Nasdaq, Inc.	40,138	3,511,674
Northern Trust Corp.	76,739	6,937,973
Raymond James Financial, Inc.	42,722	3,435,276
S&P Global, Inc.	87,510	18,425,230
State Street Corp.	132,733	8,735,159
T. Rowe Price Group, Inc.	83,818	8,391,858

		217,705,568

Consumer Finance (0.6%)
American Express Co.	243,434	26,607,336
Capital One Financial Corp.	163,509	13,357,050
Discover Financial Services	114,673	8,160,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Synchrony Financial	231,249	$7,376,843

		55,501,360

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	684,157	137,440,300
Jefferies Financial Group, Inc.	96,678	1,816,579

		139,256,879

Insurance (2.1%)
Aflac, Inc.	262,052	13,102,600
Allstate Corp. (The)	116,839	11,003,897
American International Group, Inc.	303,410	13,064,835
Aon plc	84,432	14,412,542
Arthur J Gallagher & Co.	64,810	5,061,661
Assurant, Inc.	18,734	1,778,044
Brighthouse Financial, Inc.*	40,527	1,470,725
Chubb Ltd.	161,192	22,579,775
Cincinnati Financial Corp.	55,047	4,728,537
Everest Re Group Ltd.	14,216	3,070,087
Hartford Financial Services Group, Inc. (The)	128,889	6,408,361
Lincoln National Corp.	69,985	4,108,120
Loews Corp.	96,695	4,634,591
Marsh & McLennan Cos., Inc.	178,410	16,752,699
MetLife, Inc.	336,979	14,345,196
Principal Financial Group, Inc.	92,060	4,620,492
Progressive Corp. (The)	206,257	14,869,067
Prudential Financial, Inc.	142,503	13,093,176
Torchmark Corp.	34,453	2,823,423
Travelers Cos., Inc. (The)	93,129	12,773,574
Unum Group	72,100	2,439,143
Willis Towers Watson plc	45,443	7,982,063

		195,122,608

Total Financials		1,053,562,754

Health Care (13.2%)
Biotechnology (2.1%)
AbbVie, Inc.	519,224	41,844,262
Alexion Pharmaceuticals, Inc.*	79,879	10,798,043
Amgen, Inc.	219,028	41,610,940
Biogen, Inc.*	69,237	16,366,242
Celgene Corp.*	247,613	23,359,810
Gilead Sciences, Inc.	447,254	29,075,983
Incyte Corp.*	62,906	5,410,545
Regeneron Pharmaceuticals, Inc.*	27,740	11,390,599
Vertex Pharmaceuticals, Inc.*	90,282	16,607,374

		196,463,798

Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	618,144	49,414,431
ABIOMED, Inc.*	15,927	4,548,592
Align Technology, Inc.*	25,455	7,237,620
Baxter International, Inc.	167,786	13,642,680
Becton Dickinson and Co.	94,797	23,673,655
Boston Scientific Corp.*	487,949	18,727,483
Cooper Cos., Inc. (The)	17,739	5,253,760
Danaher Corp.	221,081	29,187,114
Dentsply Sirona, Inc.	78,912	3,913,246
Edwards Lifesciences Corp.*	72,710	13,911,604
Hologic, Inc.*	94,216	4,560,054
IDEXX Laboratories, Inc.*	29,534	6,603,802
Intuitive Surgical, Inc.*	40,391	23,046,297
Medtronic plc	472,580	43,042,586
ResMed, Inc.	49,836	5,181,449
Stryker Corp.	108,616	21,453,832
Teleflex, Inc.	16,069	4,855,409
Varian Medical Systems, Inc.*	32,837	4,653,660
Zimmer Biomet Holdings, Inc.	71,335	9,109,480

		292,016,754

Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	54,847	4,361,433
Anthem, Inc.	90,452	25,957,915
Cardinal Health, Inc.	104,197	5,017,086
Centene Corp.*	142,244	7,553,156
Cigna Corp.	134,285	21,595,714
CVS Health Corp.	456,825	24,636,572
DaVita, Inc.*	42,942	2,331,321
HCA Healthcare, Inc.	93,918	12,245,029
Henry Schein, Inc.*	53,582	3,220,814
Humana, Inc.	47,936	12,750,976
Laboratory Corp. of America Holdings*	33,637	5,145,788
McKesson Corp.	66,167	7,745,509
Quest Diagnostics, Inc.	47,588	4,279,113
UnitedHealth Group, Inc.	337,761	83,514,785
Universal Health Services, Inc., Class B	28,466	3,807,897
WellCare Health Plans, Inc.*	17,416	4,697,966

		228,861,074

Health Care Technology (0.1%)
Cerner Corp.*	112,407	6,430,804

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	111,482	8,960,923
Illumina, Inc.*	52,226	16,226,096
IQVIA Holdings, Inc.*	55,543	7,989,861
Mettler-Toledo International, Inc.*	8,759	6,332,757
PerkinElmer, Inc.	39,330	3,789,839
Thermo Fisher Scientific, Inc.	141,699	38,785,850
Waters Corp.*	25,174	6,336,547

		88,421,873

Pharmaceuticals (4.3%)
Allergan plc	109,351	16,010,080
Bristol-Myers Squibb Co.	575,638	27,463,689
Eli Lilly & Co.	304,009	39,448,208
Johnson & Johnson	937,953	131,116,450
Merck & Co., Inc.	906,383	75,383,874
Mylan NV*	185,364	5,253,216
Nektar Therapeutics*	59,181	1,988,481
Perrigo Co. plc	45,693	2,200,575
Pfizer, Inc.	1,954,167	82,993,472
Zoetis, Inc.	167,652	16,877,527

		398,735,572

Total Health Care		1,210,929,875

Industrials (8.6%)
Aerospace & Defense (2.3%)
Arconic, Inc.	153,849	2,940,054
Boeing Co. (The)	184,701	70,448,655
General Dynamics Corp.	95,356	16,141,864
Harris Corp.	41,148	6,571,747
Huntington Ingalls Industries, Inc.	14,959	3,099,505
L3 Technologies, Inc.	27,800	5,737,086
Lockheed Martin Corp.	87,015	26,118,422
Northrop Grumman Corp.	59,708	16,097,277
Raytheon Co.	99,257	18,072,715
Textron, Inc.	80,261	4,066,022
TransDigm Group, Inc.*	17,184	7,801,364
United Technologies Corp.	285,776	36,833,669

		213,928,380

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	48,088	4,183,175
Expeditors International of Washington, Inc.	60,359	4,581,248
FedEx Corp.	84,651	15,356,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
United Parcel Service, Inc., Class B	245,386	$27,419,432

		51,540,393

Airlines (0.4%)
Alaska Air Group, Inc.	41,987	2,356,310
American Airlines Group, Inc.	137,809	4,376,814
Delta Air Lines, Inc.	218,901	11,306,237
Southwest Airlines Co.	173,605	9,011,835
United Continental Holdings, Inc.*	77,064	6,148,166

		33,199,362

Building Products (0.3%)
Allegion plc	33,243	3,015,473
AO Smith Corp.	49,502	2,639,447
Fortune Brands Home & Security, Inc.	48,027	2,286,565
Johnson Controls International plc	321,117	11,862,062
Masco Corp.	102,893	4,044,724

		23,848,271

Commercial Services & Supplies (0.4%)
Cintas Corp.	29,855	6,033,994
Copart, Inc.*	72,020	4,363,692
Republic Services, Inc.	76,052	6,113,060
Rollins, Inc.	55,837	2,323,936
Waste Management, Inc.	137,239	14,260,504

		33,095,186

Construction & Engineering (0.1%)
Fluor Corp.	47,565	1,750,392
Jacobs Engineering Group, Inc.	41,277	3,103,618
Quanta Services, Inc.	49,641	1,873,451

		6,727,461

Electrical Equipment (0.4%)
AMETEK, Inc.	79,240	6,574,543
Eaton Corp. plc	147,385	11,873,336
Emerson Electric Co.	215,040	14,723,789
Rockwell Automation, Inc.	42,262	7,415,290

		40,586,958

Industrial Conglomerates (1.4%)
3M Co.	202,456	42,066,307
General Electric Co.	3,066,710	30,636,433
Honeywell International, Inc.	256,712	40,796,671
Roper Technologies, Inc.	36,610	12,519,522

		126,018,933

Machinery (1.4%)
Caterpillar, Inc.	202,582	27,447,835
Cummins, Inc.	50,056	7,902,341
Deere & Co.	112,497	17,981,520
Dover Corp.	49,712	4,662,986
Flowserve Corp.	45,358	2,047,460
Fortive Corp.	102,780	8,622,214
Illinois Tool Works, Inc.	106,756	15,322,689
Ingersoll-Rand plc	84,676	9,140,774
PACCAR, Inc.	123,803	8,435,936
Parker-Hannifin Corp.	44,861	7,699,045
Pentair plc	55,855	2,486,106
Snap-on, Inc.	19,800	3,099,096
Stanley Black & Decker, Inc.	54,203	7,380,823
Wabtec Corp.(x)	46,682	3,441,397
Xylem, Inc.	63,748	5,038,642

		130,708,864

Professional Services (0.3%)
Equifax, Inc.	43,393	5,142,070
IHS Markit Ltd.*	126,608	6,884,943
Nielsen Holdings plc	129,933	3,075,514
Robert Half International, Inc.	39,685	2,585,875
Verisk Analytics, Inc.	57,572	7,657,076

		25,345,478

Road & Rail (0.9%)
CSX Corp.	272,659	20,400,346
JB Hunt Transport Services, Inc.	30,020	3,040,726
Kansas City Southern	35,566	4,124,945
Norfolk Southern Corp.	93,890	17,547,102
Union Pacific Corp.	254,465	42,546,548

		87,659,667

Trading Companies & Distributors (0.1%)
Fastenal Co.	100,391	6,456,145
United Rentals, Inc.*	27,417	3,132,392
WW Grainger, Inc.	16,137	4,856,108

		14,444,645

Total Industrials		787,103,598

Information Technology (19.2%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	18,480	5,811,221
Cisco Systems, Inc.	1,549,003	83,630,672
F5 Networks, Inc.*	21,203	3,327,387
Juniper Networks, Inc.	120,709	3,195,167
Motorola Solutions, Inc.	57,190	8,030,620

		103,995,067

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	106,515	10,059,276
Corning, Inc.	272,997	9,036,201
FLIR Systems, Inc.	44,467	2,115,740
IPG Photonics Corp.*	12,863	1,952,346
Keysight Technologies, Inc.*	66,526	5,801,067
TE Connectivity Ltd.	117,609	9,496,927

		38,461,557

IT Services (4.7%)
Accenture plc, Class A	224,446	39,506,985
Akamai Technologies, Inc.*	56,958	4,084,458
Alliance Data Systems Corp.	15,319	2,680,519
Automatic Data Processing, Inc.	154,055	24,608,746
Broadridge Financial Solutions, Inc.	41,285	4,280,842
Cognizant Technology Solutions Corp., Class A	201,894	14,627,220
DXC Technology Co.	94,216	6,059,031
Fidelity National Information Services, Inc.	114,414	12,940,223
Fiserv, Inc.*	136,504	12,050,573
FleetCor Technologies, Inc.*	30,218	7,451,457
Gartner, Inc.*	30,648	4,648,689
Global Payments, Inc.	55,331	7,553,788
International Business Machines Corp.	313,239	44,198,023
Jack Henry & Associates, Inc.	27,379	3,798,562
Mastercard, Inc., Class A	317,437	74,740,542
Paychex, Inc.	111,766	8,963,633
PayPal Holdings, Inc.*	414,379	43,029,115
Total System Services, Inc.	56,089	5,329,016
VeriSign, Inc.*	37,204	6,754,758
Visa, Inc., Class A	616,178	96,240,842
Western Union Co. (The)	155,253	2,867,523

		426,414,545

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	315,151	8,042,653
Analog Devices, Inc.	129,106	13,590,989
Applied Materials, Inc.	334,108	13,250,723
Broadcom, Inc.	139,402	41,919,575
Intel Corp.	1,582,851	84,999,099
KLA-Tencor Corp.	58,146	6,943,214
Lam Research Corp.	52,839	9,458,709
Maxim Integrated Products, Inc.	96,867	5,150,418
Microchip Technology, Inc.(x)	84,333	6,996,266
Micron Technology, Inc.*	398,008	16,449,671
NVIDIA Corp.	213,332	38,305,894
Qorvo, Inc.*	41,057	2,945,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
QUALCOMM, Inc.	428,435	$24,433,648
Skyworks Solutions, Inc.	60,512	4,991,030
Texas Instruments, Inc.	330,367	35,042,028
Xilinx, Inc.	88,495	11,220,281

		323,739,217

Software (5.8%)
Adobe, Inc.*	171,630	45,737,679
ANSYS, Inc.*	29,235	5,341,527
Autodesk, Inc.*	76,593	11,934,721
Cadence Design Systems, Inc.*	100,537	6,385,105
Citrix Systems, Inc.	44,773	4,462,077
Fortinet, Inc.*	51,007	4,283,058
Intuit, Inc.	91,745	23,983,060
Microsoft Corp.	2,700,525	318,499,918
Oracle Corp.	896,480	48,149,941
Red Hat, Inc.*	62,888	11,489,638
salesforce.com, Inc.*	269,281	42,646,032
Symantec Corp.	228,881	5,261,974
Synopsys, Inc.*	54,054	6,224,318

		534,399,048

Technology Hardware, Storage & Peripherals (3.7%)
Apple, Inc.	1,576,602	299,475,550
Hewlett Packard Enterprise Co.	482,117	7,439,065
HP, Inc.	537,617	10,445,898
NetApp, Inc.	85,252	5,911,374
Seagate Technology plc	91,083	4,361,965
Western Digital Corp.	103,405	4,969,644
Xerox Corp.	70,350	2,249,793

		334,853,289

Total Information Technology		1,761,862,723

Materials (2.4%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	77,620	14,822,315
Albemarle Corp.	36,889	3,024,160
Celanese Corp.	44,326	4,370,987
CF Industries Holdings, Inc.	76,197	3,114,933
DowDuPont, Inc.	793,854	42,320,357
Eastman Chemical Co.	50,141	3,804,699
Ecolab, Inc.	89,903	15,871,476
FMC Corp.	47,781	3,670,536
International Flavors & Fragrances, Inc.(x)	35,423	4,562,128
Linde plc	194,149	34,156,634
LyondellBasell Industries NV, Class A	107,118	9,006,482
Mosaic Co. (The)	126,177	3,445,894
PPG Industries, Inc.	83,615	9,437,625
Sherwin-Williams Co. (The)	28,814	12,410,478

		164,018,704

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	21,676	4,360,778
Vulcan Materials Co.	46,180	5,467,712

		9,828,490

Containers & Packaging (0.3%)
Avery Dennison Corp.	30,243	3,417,459
Ball Corp.	117,647	6,807,055
International Paper Co.	139,838	6,470,304
Packaging Corp. of America	34,800	3,458,424
Sealed Air Corp.	51,480	2,371,169
Westrock Co.	88,673	3,400,610

		25,925,021

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	506,762	6,532,162
Newmont Mining Corp.	189,308	6,771,547
Nucor Corp.	108,363	6,322,981

		19,626,690

Total Materials		219,398,905

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	39,682	5,657,066
American Tower Corp. (REIT)	155,374	30,618,000
Apartment Investment & Management Co. (REIT), Class A	53,457	2,688,353
AvalonBay Communities, Inc. (REIT)	49,582	9,952,595
Boston Properties, Inc. (REIT)	54,012	7,231,127
Crown Castle International Corp. (REIT)	147,068	18,824,704
Digital Realty Trust, Inc. (REIT)	74,294	8,840,986
Duke Realty Corp. (REIT)	129,103	3,947,970
Equinix, Inc. (REIT)	29,312	13,283,026
Equity Residential (REIT)	128,853	9,705,208
Essex Property Trust, Inc. (REIT)	22,902	6,624,175
Extra Space Storage, Inc. (REIT)	44,330	4,517,670
Federal Realty Investment Trust (REIT)	25,658	3,536,955
HCP, Inc. (REIT)	166,988	5,226,724
Host Hotels & Resorts, Inc. (REIT)	263,227	4,974,990
Iron Mountain, Inc. (REIT)	103,313	3,663,479
Kimco Realty Corp. (REIT)	147,205	2,723,293
Macerich Co. (The) (REIT)	36,997	1,603,820
Mid-America Apartment Communities, Inc. (REIT)	40,392	4,416,057
Prologis, Inc. (REIT)	222,497	16,008,659
Public Storage (REIT)	52,442	11,420,819
Realty Income Corp. (REIT)	106,908	7,864,152
Regency Centers Corp. (REIT)	61,439	4,146,518
SBA Communications Corp. (REIT)*	39,327	7,852,029
Simon Property Group, Inc. (REIT)	109,563	19,963,474
SL Green Realty Corp. (REIT)	29,003	2,607,950
UDR, Inc. (REIT)	96,364	4,380,707
Ventas, Inc. (REIT)	124,666	7,954,937
Vornado Realty Trust (REIT)	62,731	4,230,579
Welltower, Inc. (REIT)	135,985	10,552,436
Weyerhaeuser Co. (REIT)	259,829	6,843,896

		251,862,354

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	108,592	5,369,875

Total Real Estate		257,232,229

Utilities (3.0%)
Electric Utilities (1.8%)
Alliant Energy Corp.	82,024	3,865,791
American Electric Power Co., Inc.	174,487	14,613,286
Duke Energy Corp.	255,932	23,033,880
Edison International	115,493	7,151,327
Entergy Corp.	66,707	6,379,190
Evergy, Inc.	88,468	5,135,567
Eversource Energy	112,187	7,959,668
Exelon Corp.	343,183	17,203,764
FirstEnergy Corp.	177,321	7,378,327
NextEra Energy, Inc.	168,443	32,563,401
Pinnacle West Capital Corp.	39,741	3,798,445
PPL Corp.	251,871	7,994,385
Southern Co. (The)	364,599	18,842,476
Xcel Energy, Inc.	179,766	10,104,647

		166,024,154

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Gas Utilities (0.0%)
Atmos Energy Corp.	40,844	$4,204,073

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	234,391	4,237,789
NRG Energy, Inc.	95,528	4,058,029

		8,295,818

Multi-Utilities (1.0%)
Ameren Corp.	85,048	6,255,280
CenterPoint Energy, Inc.	174,652	5,361,816
CMS Energy Corp.	100,948	5,606,652
Consolidated Edison, Inc.	113,011	9,584,463
Dominion Energy, Inc.	281,338	21,567,371
DTE Energy Co.	65,140	8,125,564
NiSource, Inc.	135,878	3,894,264
Public Service Enterprise Group, Inc.	176,768	10,501,787
Sempra Energy	96,940	12,200,868
WEC Energy Group, Inc.	110,347	8,726,241

		91,824,306

Water Utilities (0.1%)
American Water Works Co., Inc.	65,149	6,792,435

Total Utilities		277,140,786

Total Common Stocks (90.6%) (Cost $5,019,768,353)		8,313,326,753

SHORT-TERM INVESTMENTS:
Investment Company (3.6%)
JPMorgan Prime Money Market Fund, IM Shares	333,477,122	333,577,165

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,969,170, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $2,008,127.(xx)	$1,968,752	1,968,752
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $2,040,428.(xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $1,020,000.(xx)	1,000,000	1,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $2,000,941, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/15/19-2/15/45; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		6,968,752

Total Short-Term Investments (3.7%) (Cost $340,510,933)		340,545,917

Total Investments in Securities (94.3%) (Cost $5,360,279,286)		8,653,872,670
Other Assets Less Liabilities (5.7%)		519,403,575

Net Assets (100%)		$9,173,276,245

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $21,695,975. This was collateralized by $15,103,646 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $6,968,752 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	42,757	16,795,805	—	—	—	1,477,254	18,273,059	141,098	—
PNC Financial Services Group, Inc. (The)	159,648	18,887,512	—	(247,760)	(12,234)	954,906	19,582,424	153,478	—

Total		35,683,317	—	(247,760)	(12,234)	2,432,160	37,855,483	294,576	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	6,077	6/2019	USD	862,265,530	20,347,980

					20,347,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$840,698,168	$—	$—	$840,698,168
Consumer Discretionary	844,340,650	—	—	844,340,650
Consumer Staples	609,628,113	—	—	609,628,113
Energy	451,428,952	—	—	451,428,952
Financials	1,053,562,754	—	—	1,053,562,754
Health Care	1,210,929,875	—	—	1,210,929,875
Industrials	787,103,598	—	—	787,103,598
Information Technology	1,761,862,723	—	—	1,761,862,723
Materials	219,398,905	—	—	219,398,905
Real Estate	257,232,229	—	—	257,232,229
Utilities	277,140,786	—	—	277,140,786
Futures	20,347,980	—	—	20,347,980
Short-Term Investments
Investment Company	333,577,165	—	—	333,577,165
Repurchase Agreements	—	6,968,752	—	6,968,752

Total Assets	$8,667,251,898	$6,968,752	$—	$8,674,220,650

Total Liabilities	$—	$—	$—	$—

Total	$8,667,251,898	$6,968,752	$—	$8,674,220,650

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,576,200,282
Aggregate gross unrealized depreciation	(251,567,020)

Net unrealized appreciation	$3,324,633,262

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,349,587,388

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Entertainment (0.9%)
Cinemark Holdings, Inc.	35,511	$1,420,085
Live Nation Entertainment, Inc.*	46,107	2,929,639
World Wrestling Entertainment, Inc., Class A(x)	14,575	1,264,818

		5,614,542

Interactive Media & Services (0.2%)
Cars.com, Inc.*	20,671	471,299
Yelp, Inc.*	25,158	867,951

		1,339,250

Media (1.0%)
AMC Networks, Inc., Class A*	14,912	846,405
Cable One, Inc.	1,654	1,623,203
John Wiley & Sons, Inc., Class A	15,059	665,909
Meredith Corp.(x)	13,291	734,461
New York Times Co. (The), Class A(x)	47,391	1,556,794
TEGNA, Inc.	71,899	1,013,776

		6,440,548

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	31,206	958,960

Total Communication Services		14,353,300

Consumer Discretionary (10.9%)
Auto Components (0.9%)
Adient plc	29,159	377,901
Dana, Inc.	47,797	847,919
Delphi Technologies plc	29,432	566,860
Gentex Corp.	86,424	1,787,248
Goodyear Tire & Rubber Co. (The)	77,411	1,405,010
Visteon Corp.(x)*	9,416	634,167

		5,619,105

Automobiles (0.2%)
Thor Industries, Inc.	17,439	1,087,670

Distributors (0.4%)
Pool Corp.	13,132	2,166,386

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	19,263	892,262
Graham Holdings Co., Class B	1,456	994,710
Service Corp. International	60,444	2,426,827
Sotheby’s*	10,908	411,777
Weight Watchers International, Inc.*	13,014	262,232

		4,987,808

Hotels, Restaurants & Leisure (3.8%)
Boyd Gaming Corp.	26,638	728,816
Brinker International, Inc.	12,502	554,839
Caesars Entertainment Corp.(x)*	194,370	1,689,075
Cheesecake Factory, Inc. (The)(x)	13,882	679,107
Churchill Downs, Inc.	11,818	1,066,693
Cracker Barrel Old Country Store, Inc.	8,015	1,295,304
Domino’s Pizza, Inc.	13,682	3,531,324
Dunkin’ Brands Group, Inc.	27,550	2,069,005
Eldorado Resorts, Inc.(x)*	21,685	1,012,473
International Speedway Corp., Class A	7,927	345,855
Jack in the Box, Inc.	8,642	700,520
Marriott Vacations Worldwide Corp.	13,113	1,226,065
Papa John’s International, Inc.(x)	7,518	398,078
Penn National Gaming, Inc.*	35,447	712,485
Scientific Games Corp., Class A(x)*	18,472	377,198
Six Flags Entertainment Corp.	23,825	1,175,764
Texas Roadhouse, Inc.	22,227	1,382,297
Wendy’s Co. (The)	60,637	1,084,796
Wyndham Destinations, Inc.	31,493	1,275,152
Wyndham Hotels & Resorts, Inc.	32,635	1,631,424

		22,936,270

Household Durables (1.4%)
Helen of Troy Ltd.*	8,533	989,487
KB Home	28,212	681,884
NVR, Inc.*	1,134	3,137,778
Tempur Sealy International, Inc.*	15,271	880,678
Toll Brothers, Inc.	44,728	1,619,154
TRI Pointe Group, Inc.*	47,231	597,000
Tupperware Brands Corp.	16,309	417,184

		8,323,165

Leisure Products (0.5%)
Brunswick Corp.	29,013	1,460,224
Polaris Industries, Inc.	19,104	1,612,951

		3,073,175

Multiline Retail (0.3%)
Dillard’s, Inc., Class A(x)	6,203	446,740
Ollie’s Bargain Outlet Holdings, Inc.*	17,190	1,466,823

		1,913,563

Specialty Retail (1.9%)
Aaron’s, Inc.	22,405	1,178,503
American Eagle Outfitters, Inc.	55,879	1,238,837
AutoNation, Inc.*	19,321	690,146
Bed Bath & Beyond, Inc.(x)	45,831	778,669
Dick’s Sporting Goods, Inc.	24,591	905,195
Five Below, Inc.*	18,590	2,309,807
Michaels Cos., Inc. (The)*	30,175	344,599
Murphy USA, Inc.*	9,995	855,772
Sally Beauty Holdings, Inc.(x)*	40,334	742,549
Signet Jewelers Ltd.	17,224	467,804
Urban Outfitters, Inc.*	25,109	744,231
Williams-Sonoma, Inc.(x)	26,723	1,503,703

		11,759,815

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	15,178	1,529,791
Deckers Outdoor Corp.*	9,712	1,427,567
Skechers U.S.A., Inc., Class A*	44,494	1,495,443

		4,452,801

Total Consumer Discretionary		66,319,758

Consumer Staples (2.6%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	2,888	851,180

Food & Staples Retailing (0.4%)
Casey’s General Stores, Inc.	12,204	1,571,509
Sprouts Farmers Market, Inc.*	41,381	891,347

		2,462,856

Food Products (1.6%)
Flowers Foods, Inc.	61,169	1,304,123
Hain Celestial Group, Inc. (The)(x)*	29,790	688,745
Ingredion, Inc.	22,226	2,104,580
Lancaster Colony Corp.	6,511	1,020,209
Post Holdings, Inc.*	22,168	2,425,179
Sanderson Farms, Inc.(x)	6,500	856,960
Tootsie Roll Industries, Inc.(x)	6,410	238,697
TreeHouse Foods, Inc.*	18,666	1,204,890

		9,843,383

Household Products (0.2%)
Energizer Holdings, Inc.	21,199	952,471

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Personal Products (0.3%)
Edgewell Personal Care Co.*	18,014	$790,634
Nu Skin Enterprises, Inc., Class A	18,457	883,352

		1,673,986

Total Consumer Staples		15,783,876

Energy (3.5%)
Energy Equipment & Services (1.1%)
Apergy Corp.*	25,788	1,058,855
Core Laboratories NV(x)	14,760	1,017,407
Ensco plc, Class A(x)	145,388	571,375
McDermott International, Inc.*	60,623	451,035
Oceaneering International, Inc.*	33,078	521,640
Patterson-UTI Energy, Inc.	71,229	998,631
Rowan Cos. plc, Class A*	42,658	460,280
Transocean Ltd.*	168,810	1,470,335

		6,549,558

Oil, Gas & Consumable Fuels (2.4%)
Callon Petroleum Co.(x)*	76,401	576,828
Chesapeake Energy Corp.(x)*	348,156	1,079,284
CNX Resources Corp.*	66,122	712,134
EQT Corp.	84,934	1,761,531
Equitrans Midstream Corp.	67,816	1,477,032
Matador Resources Co.(x)*	34,434	665,609
Murphy Oil Corp.	54,233	1,589,027
Oasis Petroleum, Inc.*	89,796	542,368
PBF Energy, Inc., Class A	39,955	1,244,199
QEP Resources, Inc.*	78,733	613,330
Range Resources Corp.	69,521	781,416
SM Energy Co.	34,264	599,277
Southwestern Energy Co.*	180,468	846,395
World Fuel Services Corp.	22,380	646,558
WPX Energy, Inc.*	131,766	1,727,452

		14,862,440

Total Energy		21,411,998

Financials (14.6%)
Banks (6.5%)
Associated Banc-Corp.	54,788	1,169,724
BancorpSouth Bank	30,240	853,373
Bank of Hawaii Corp.	13,739	1,083,595
Bank OZK	40,301	1,167,923
Cathay General Bancorp	25,496	864,569
Chemical Financial Corp.	23,830	980,843
Commerce Bancshares, Inc.	32,906	1,910,522
Cullen/Frost Bankers, Inc.	21,001	2,038,567
East West Bancorp, Inc.	48,327	2,318,246
First Financial Bankshares, Inc.	22,608	1,306,290
First Horizon National Corp.	106,095	1,483,208
FNB Corp.	108,181	1,146,719
Fulton Financial Corp.	56,637	876,741
Hancock Whitney Corp.	28,591	1,155,076
Home BancShares, Inc.	51,742	909,107
International Bancshares Corp.	18,157	690,511
PacWest Bancorp	40,273	1,514,667
Pinnacle Financial Partners, Inc.	24,297	1,329,046
Prosperity Bancshares, Inc.	22,122	1,527,745
Signature Bank	18,368	2,352,390
Sterling Bancorp	70,913	1,321,109
Synovus Financial Corp.	53,057	1,823,038
TCF Financial Corp.	54,669	1,131,102
Texas Capital Bancshares, Inc.*	16,749	914,328
Trustmark Corp.	21,731	730,813
UMB Financial Corp.	14,718	942,541
Umpqua Holdings Corp.	73,464	1,212,156
United Bankshares, Inc.	34,040	1,233,610
Valley National Bancorp	110,679	1,060,305
Webster Financial Corp.	30,768	1,559,015
Wintrust Financial Corp.	18,839	1,268,430

		39,875,309

Capital Markets (2.8%)
Eaton Vance Corp.	38,394	1,547,662
Evercore, Inc., Class A	13,667	1,243,697
FactSet Research Systems, Inc.	12,681	3,148,312
Federated Investors, Inc., Class B	31,863	933,904
Interactive Brokers Group, Inc., Class A	25,032	1,298,660
Janus Henderson Group plc	55,004	1,374,000
Legg Mason, Inc.	28,515	780,456
MarketAxess Holdings, Inc.	12,564	3,091,749
SEI Investments Co.	43,040	2,248,840
Stifel Financial Corp.	23,963	1,264,288

		16,931,568

Consumer Finance (0.5%)
Green Dot Corp., Class A*	15,883	963,304
Navient Corp.	72,548	839,380
SLM Corp.	145,624	1,443,134

		3,245,818

Insurance (4.2%)
Alleghany Corp.*	4,823	2,953,605
American Financial Group, Inc.	23,523	2,263,148
Brown & Brown, Inc.	77,396	2,283,956
CNO Financial Group, Inc.	53,580	866,924
First American Financial Corp.	37,165	1,913,997
Genworth Financial, Inc., Class A*	166,567	637,952
Hanover Insurance Group, Inc. (The)	13,527	1,544,378
Kemper Corp.	20,294	1,545,185
Mercury General Corp.	9,103	455,787
Old Republic International Corp.	94,884	1,984,973
Primerica, Inc.	14,197	1,734,164
Reinsurance Group of America, Inc.	20,941	2,973,203
RenaissanceRe Holdings Ltd.	14,071	2,019,189
WR Berkley Corp.	32,135	2,722,477

		25,898,938

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc.(x)*	2,480	871,869
New York Community Bancorp, Inc.	155,803	1,802,641
Washington Federal, Inc.	27,042	781,243

		3,455,753

Total Financials		89,407,386

Health Care (8.9%)
Biotechnology (0.8%)
Exelixis, Inc.*	100,059	2,381,404
Ligand Pharmaceuticals, Inc.(x)*	6,816	856,840
United Therapeutics Corp.*	14,576	1,710,785

		4,949,029

Health Care Equipment & Supplies (3.4%)
Avanos Medical, Inc.*	15,793	674,045
Cantel Medical Corp.	12,101	809,436
Globus Medical, Inc., Class A*	25,385	1,254,273
Haemonetics Corp.*	17,005	1,487,597
Hill-Rom Holdings, Inc.	22,225	2,352,738
ICU Medical, Inc.*	5,536	1,324,931
Inogen, Inc.*	5,925	565,067
Integra LifeSciences Holdings Corp.*	23,584	1,314,100
LivaNova plc*	16,231	1,578,465
Masimo Corp.*	16,309	2,255,209
NuVasive, Inc.*	17,263	980,366
STERIS plc	28,200	3,610,446
West Pharmaceutical Services, Inc.	24,733	2,725,577

		20,932,250

Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc.(x)*	29,628	868,397
Amedisys, Inc.*	9,734	1,199,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Chemed Corp.	5,323	$1,703,733
Covetrus, Inc.*	31,880	1,015,378
Encompass Health Corp.	32,920	1,922,528
HealthEquity, Inc.*	18,096	1,338,742
MEDNAX, Inc.*	29,311	796,380
Molina Healthcare, Inc.*	20,824	2,956,175
Patterson Cos., Inc.	27,483	600,503
Tenet Healthcare Corp.*	27,673	798,089

		13,199,738

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	57,120	544,925
Medidata Solutions, Inc.*	20,762	1,520,609

		2,065,534

Life Sciences Tools & Services (1.7%)
Bio-Rad Laboratories, Inc., Class A*	6,713	2,052,030
Bio-Techne Corp.	12,591	2,499,943
Charles River Laboratories International, Inc.*	16,078	2,335,329
PRA Health Sciences, Inc.*	19,631	2,165,103
Syneos Health, Inc.*	20,304	1,050,935

		10,103,340

Pharmaceuticals (0.5%)
Catalent, Inc.*	48,552	1,970,726
Mallinckrodt plc*	27,709	602,393
Prestige Consumer Healthcare, Inc.(x)*	17,369	519,507

		3,092,626

Total Health Care		54,342,517

Industrials (14.1%)
Aerospace & Defense (0.7%)
Curtiss-Wright Corp.	14,265	1,616,795
Teledyne Technologies, Inc.*	12,072	2,861,185

		4,477,980

Air Freight & Logistics (0.3%)
XPO Logistics, Inc.(x)*	36,404	1,956,351

Airlines (0.3%)
JetBlue Airways Corp.*	102,319	1,673,939

Building Products (0.9%)
Lennox International, Inc.	11,963	3,163,017
Resideo Technologies, Inc.*	40,995	790,793
Trex Co., Inc.*	19,659	1,209,422

		5,163,232

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	16,551	1,248,111
Clean Harbors, Inc.*	16,945	1,212,076
Deluxe Corp.	14,561	636,607
Healthcare Services Group, Inc.(x)	24,603	811,653
Herman Miller, Inc.	19,635	690,759
HNI Corp.	14,500	526,205
MSA Safety, Inc.	11,689	1,208,643
Pitney Bowes, Inc.	62,986	432,714
Stericycle, Inc.*	28,425	1,546,888

		8,313,656

Construction & Engineering (1.1%)
AECOM*	52,040	1,544,027
Dycom Industries, Inc.*	10,507	482,692
EMCOR Group, Inc.	18,669	1,364,330
Granite Construction, Inc.	15,564	671,587
KBR, Inc.	47,002	897,268
MasTec, Inc.(x)*	20,531	987,541
Valmont Industries, Inc.	7,315	951,681

		6,899,126

Electrical Equipment (1.2%)
Acuity Brands, Inc.	13,299	1,596,013
EnerSys	14,352	935,176
Hubbell, Inc.	18,204	2,147,708
nVent Electric plc	53,766	1,450,607
Regal Beloit Corp.	14,265	1,167,876

		7,297,380

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	19,096	2,341,552

Machinery (4.6%)
AGCO Corp.	21,427	1,490,248
Colfax Corp.*	31,688	940,500
Crane Co.	16,964	1,435,494
Donaldson Co., Inc.	42,637	2,134,408
Graco, Inc.	55,108	2,728,948
IDEX Corp.	25,268	3,834,166
ITT, Inc.	29,138	1,690,004
Kennametal, Inc.	27,412	1,007,391
Lincoln Electric Holdings, Inc.	21,083	1,768,231
Nordson Corp.	17,200	2,279,344
Oshkosh Corp.	23,353	1,754,511
Terex Corp.	20,654	663,613
Timken Co. (The)	22,734	991,657
Toro Co. (The)	35,314	2,431,016
Trinity Industries, Inc.	44,455	966,007
Woodward, Inc.	18,607	1,765,618

		27,881,156

Marine (0.2%)
Kirby Corp.*	17,965	1,349,351

Professional Services (0.7%)
ASGN, Inc.*	17,526	1,112,726
Insperity, Inc.	12,420	1,535,857
ManpowerGroup, Inc.	20,131	1,664,632

		4,313,215

Road & Rail (1.6%)
Avis Budget Group, Inc.*	21,219	739,694
Genesee & Wyoming, Inc., Class A*	18,766	1,635,269
Knight-Swift Transportation Holdings, Inc.	41,529	1,357,168
Landstar System, Inc.	13,374	1,462,982
Old Dominion Freight Line, Inc.	21,643	3,125,033
Ryder System, Inc.	17,708	1,097,719
Werner Enterprises, Inc.	14,570	497,565

		9,915,430

Trading Companies & Distributors (0.7%)
GATX Corp.	12,202	931,867
MSC Industrial Direct Co., Inc., Class A	15,051	1,244,868
NOW, Inc.*	36,398	508,116
Watsco, Inc.	10,714	1,534,352

		4,219,203

Total Industrials		85,801,571

Information Technology (14.9%)
Communications Equipment (1.4%)
ARRIS International plc*	54,565	1,724,800
Ciena Corp.*	47,951	1,790,490
InterDigital, Inc.	10,874	717,467
Lumentum Holdings, Inc.*	25,371	1,434,476
NetScout Systems, Inc.*	23,275	653,329
Plantronics, Inc.	10,922	503,614
ViaSat, Inc.(x)*	18,954	1,468,935

		8,293,111

Electronic Equipment, Instruments & Components (3.8%)
Arrow Electronics, Inc.*	28,310	2,181,569
Avnet, Inc.	36,148	1,567,739
Belden, Inc.	13,135	705,349
Cognex Corp.	56,953	2,896,630
Coherent, Inc.*	8,110	1,149,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Jabil, Inc.	46,938	$1,248,081
Littelfuse, Inc.	8,237	1,503,088
National Instruments Corp.	37,474	1,662,347
SYNNEX Corp.	13,830	1,319,244
Tech Data Corp.*	12,441	1,274,083
Trimble, Inc.*	83,851	3,387,580
Vishay Intertechnology, Inc.	44,081	814,176
Zebra Technologies Corp., Class A*	17,959	3,762,949

		23,472,184

IT Services (2.5%)
CACI International, Inc., Class A*	8,289	1,508,764
CoreLogic, Inc.*	26,702	994,916
Leidos Holdings, Inc.	48,728	3,122,977
LiveRamp Holdings, Inc.*	22,740	1,240,922
MAXIMUS, Inc.	21,269	1,509,674
Perspecta, Inc.	46,885	948,015
Sabre Corp.	91,816	1,963,944
Science Applications International Corp.	16,968	1,305,688
WEX, Inc.*	14,370	2,758,896

		15,353,796

Semiconductors & Semiconductor Equipment (3.2%)
Cirrus Logic, Inc.*	19,717	829,494
Cree, Inc.(x)*	34,430	1,970,085
Cypress Semiconductor Corp.	121,509	1,812,914
First Solar, Inc.*	25,179	1,330,458
Integrated Device Technology, Inc.*	43,018	2,107,452
MKS Instruments, Inc.	18,053	1,679,832
Monolithic Power Systems, Inc.	13,163	1,783,455
Silicon Laboratories, Inc.*	14,365	1,161,554
Synaptics, Inc.*	11,469	455,893
Teradyne, Inc.	57,885	2,306,138
Universal Display Corp.(x)	14,135	2,160,535
Versum Materials, Inc.	36,376	1,830,076

		19,427,886

Software (3.8%)
ACI Worldwide, Inc.*	38,720	1,272,727
Blackbaud, Inc.	16,192	1,290,988
CDK Global, Inc.	41,577	2,445,559
CommVault Systems, Inc.*	12,853	832,103
Fair Isaac Corp.*	9,692	2,632,638
j2 Global, Inc.	15,442	1,337,277
LogMeIn, Inc.	16,949	1,357,615
Manhattan Associates, Inc.*	21,676	1,194,564
PTC, Inc.*	35,594	3,281,055
Teradata Corp.*	39,106	1,706,977
Tyler Technologies, Inc.*	12,766	2,609,371
Ultimate Software Group, Inc. (The)*	10,562	3,486,833

		23,447,707

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	39,681	1,082,894

Total Information Technology		91,077,578

Materials (6.3%)
Chemicals (2.6%)
Ashland Global Holdings, Inc.	20,876	1,631,042
Cabot Corp.	19,843	826,064
Chemours Co. (The)	55,688	2,069,366
Ingevity Corp.*	13,875	1,465,339
Minerals Technologies, Inc.	11,745	690,489
NewMarket Corp.	2,908	1,260,792
Olin Corp.	54,971	1,272,029
PolyOne Corp.	25,911	759,451
RPM International, Inc.	43,889	2,547,318
Scotts Miracle-Gro Co. (The)	13,102	1,029,555
Sensient Technologies Corp.	14,100	955,839
Valvoline, Inc.	62,731	1,164,287

		15,671,571

Construction Materials (0.2%)
Eagle Materials, Inc.	15,302	1,289,959

Containers & Packaging (1.3%)
AptarGroup, Inc.	20,980	2,232,062
Bemis Co., Inc.	30,393	1,686,203
Greif, Inc., Class A	8,709	359,246
Owens-Illinois, Inc.	51,215	972,061
Silgan Holdings, Inc.	25,771	763,595
Sonoco Products Co.	33,309	2,049,503

		8,062,670

Metals & Mining (1.9%)
Allegheny Technologies, Inc.*	41,901	1,071,409
Carpenter Technology Corp.	15,781	723,559
Commercial Metals Co.	39,140	668,511
Compass Minerals International, Inc.(x)	11,254	611,880
Reliance Steel & Aluminum Co.	22,363	2,018,484
Royal Gold, Inc.	21,842	1,986,093
Steel Dynamics, Inc.	76,529	2,699,178
United States Steel Corp.	57,750	1,125,548
Worthington Industries, Inc.	13,089	488,481

		11,393,143

Paper & Forest Products (0.3%)
Domtar Corp.	20,978	1,041,558
Louisiana-Pacific Corp.	45,138	1,100,464

		2,142,022

Total Materials		38,559,365

Real Estate (9.3%)
Equity Real Estate Investment Trusts (REITs) (8.8%)
Alexander & Baldwin, Inc. (REIT)	22,729	578,226
American Campus Communities, Inc. (REIT)	45,684	2,173,645
Brixmor Property Group, Inc. (REIT)	99,561	1,828,936
Camden Property Trust (REIT)	32,216	3,269,924
CoreCivic, Inc. (REIT)	39,561	769,461
CoreSite Realty Corp. (REIT)	12,238	1,309,711
Corporate Office Properties Trust (REIT)	36,760	1,003,548
Cousins Properties, Inc. (REIT)	140,151	1,353,859
CyrusOne, Inc. (REIT)	36,092	1,892,664
Douglas Emmett, Inc. (REIT)	53,912	2,179,123
EPR Properties (REIT)	24,956	1,919,116
First Industrial Realty Trust, Inc. (REIT)	42,205	1,492,369
GEO Group, Inc. (The) (REIT)	40,247	772,742
Healthcare Realty Trust, Inc. (REIT)	41,771	1,341,267
Highwoods Properties, Inc. (REIT)	34,525	1,615,079
Hospitality Properties Trust (REIT)	54,823	1,442,393
JBG SMITH Properties (REIT)	36,784	1,521,018
Kilroy Realty Corp. (REIT)	33,660	2,556,814
Lamar Advertising Co. (REIT), Class A	28,392	2,250,350
Liberty Property Trust (REIT)	49,325	2,388,317
Life Storage, Inc. (REIT)	15,547	1,512,257
Mack-Cali Realty Corp. (REIT)	30,056	667,243
Medical Properties Trust, Inc. (REIT)	127,046	2,351,621
National Retail Properties, Inc. (REIT)	53,881	2,984,469
Omega Healthcare Investors, Inc. (REIT)	68,087	2,597,519
Pebblebrook Hotel Trust (REIT)	43,513	1,351,514
PotlatchDeltic Corp. (REIT)	22,685	857,266
Rayonier, Inc. (REIT)	43,170	1,360,718
Sabra Health Care REIT, Inc. (REIT)	59,450	1,157,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Senior Housing Properties Trust (REIT)	79,256	$933,636
Tanger Factory Outlet Centers, Inc. (REIT)	31,258	655,793
Taubman Centers, Inc. (REIT)	20,377	1,077,536
Uniti Group, Inc. (REIT)(x)	59,434	665,066
Urban Edge Properties (REIT)	38,080	723,520
Weingarten Realty Investors (REIT)	39,860	1,170,688

		53,724,900

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.	15,210	2,345,078
Realogy Holdings Corp.(x)	37,835	431,319

		2,776,397

Total Real Estate		56,501,297

Utilities (4.2%)
Electric Utilities (1.4%)
ALLETE, Inc.	17,176	1,412,382
Hawaiian Electric Industries, Inc.	36,318	1,480,685
IDACORP, Inc.	16,797	1,671,973
OGE Energy Corp.	66,588	2,871,275
PNM Resources, Inc.	26,556	1,257,161

		8,693,476

Gas Utilities (1.8%)
National Fuel Gas Co.	28,764	1,753,453
New Jersey Resources Corp.	29,595	1,473,535
ONE Gas, Inc.	17,527	1,560,429
Southwest Gas Holdings, Inc.	17,696	1,455,673
Spire, Inc.	16,916	1,392,018
UGI Corp.	57,958	3,212,032

		10,847,140

Multi-Utilities (0.7%)
Black Hills Corp.	18,004	1,333,556
MDU Resources Group, Inc.	65,374	1,688,611
NorthWestern Corp.	16,785	1,181,832

		4,203,999

Water Utilities (0.3%)
Aqua America, Inc.	59,391	2,164,208

Total Utilities		25,908,823

Total Common Stocks (91.6%) (Cost $454,360,060)		559,467,469

SHORT-TERM INVESTMENTS:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, IM Shares	13,121,605	13,125,541

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $2,000,953, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,719,546, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $2,773,348.(xx)	2,718,968	2,718,968
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $500,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $510,107.(xx)	500,000	500,000
NBC Global Finance Ltd., 2.60%, dated 3/29/19, due 4/5/19, repurchase price $1,000,506, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.875%-7.125%, maturing 10/31/19-8/15/48; total market value $1,082,964.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $107,136.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		7,318,968

Total Short-Term Investments (3.4%) (Cost $20,442,381)		20,444,509

Total Investments in Securities (95.0%) (Cost $474,802,441)		579,911,978
Other Assets Less Liabilities (5.0%)		30,717,263

Net Assets (100%)		$610,629,241

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $22,293,087. This was collateralized by $15,874,987 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $7,318,968 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	283	6/2019	USD	53,798,300	638,834

					638,834

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,353,300	$—	$—	$14,353,300
Consumer Discretionary	66,319,758	—	—	66,319,758
Consumer Staples	15,783,876	—	—	15,783,876
Energy	21,411,998	—	—	21,411,998
Financials	89,407,386	—	—	89,407,386
Health Care	54,342,517	—	—	54,342,517
Industrials	85,801,571	—	—	85,801,571
Information Technology	91,077,578	—	—	91,077,578
Materials	38,559,365	—	—	38,559,365
Real Estate	56,501,297	—	—	56,501,297
Utilities	25,908,823	—	—	25,908,823
Futures	638,834	—	—	638,834
Short-Term Investments
Investment Company	13,125,541	—	—	13,125,541
Repurchase Agreements	—	7,318,968	—	7,318,968

Total Assets	$573,231,844	$7,318,968	$—	$580,550,812

Total Liabilities	$—	$—	$—	$—

Total	$573,231,844	$7,318,968	$—	$580,550,812

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,416,472
Aggregate gross unrealized depreciation	(47,664,791)

Net unrealized appreciation	$105,751,681

Federal income tax cost of investments in securities and derivative instruments, if applicable	$474,799,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.5%)
ATN International, Inc.	16,796	$947,126
Cincinnati Bell, Inc.*	70,120	668,945
Cogent Communications Holdings, Inc.	62,838	3,408,962
Consolidated Communications Holdings, Inc.(x)	112,497	1,227,342
Frontier Communications Corp.(x)*	170,039	338,378
Intelsat SA(x)*	87,481	1,369,952
Iridium Communications, Inc.(x)*	146,722	3,879,330
Ooma, Inc.*	28,995	383,894
ORBCOMM, Inc.(x)*	114,859	778,744
pdvWireless, Inc.*	15,025	528,279
Vonage Holdings Corp.*	336,332	3,376,773

		16,907,725

Entertainment (0.4%)
AMC Entertainment Holdings, Inc., Class A(x)	82,489	1,224,961
Eros International plc*	56,150	513,211
Glu Mobile, Inc.*	175,169	1,916,349
IMAX Corp.*	84,203	1,909,724
Liberty Media Corp.-Liberty Braves, Class A*	16,037	448,074
Liberty Media Corp.-Liberty Braves, Class C*	55,965	1,554,148
LiveXLive Media, Inc.(x)*	42,815	230,345
Marcus Corp. (The)	30,276	1,212,554
Reading International, Inc., Class A*	26,026	415,375
Rosetta Stone, Inc.*	30,737	671,603
World Wrestling Entertainment, Inc., Class A	66,164	5,741,712

		15,838,056

Interactive Media & Services (0.4%)
Care.com, Inc.*	30,900	610,584
Cargurus, Inc.*	76,274	3,055,536
Cars.com, Inc.*	104,706	2,387,297
Liberty TripAdvisor Holdings, Inc., Class A*	109,050	1,547,420
Meet Group, Inc. (The)*	109,376	550,161
QuinStreet, Inc.*	71,782	961,161
Travelzoo*	7,170	96,078
TrueCar, Inc.*	144,819	961,598
Yelp, Inc.*	124,791	4,305,290

		14,475,125

Media (1.4%)
Beasley Broadcast Group, Inc., Class A	7,247	28,843
Boston Omaha Corp., Class A(x)*	7,520	187,549
Cardlytics, Inc.(x)*	7,771	128,532
Central European Media Enterprises Ltd., Class A(x)*	147,504	587,066
Clear Channel Outdoor Holdings, Inc., Class A*	54,435	291,227
Daily Journal Corp.(x)*	1,764	377,672
Emerald Expositions Events, Inc.	37,477	475,958
Entercom Communications Corp., Class A(x)	200,947	1,054,972
Entravision Communications Corp., Class A	104,453	338,428
EW Scripps Co. (The), Class A	67,713	1,421,973
Fluent, Inc.(x)*	56,640	318,317
Gannett Co., Inc.	171,004	1,802,382
Gray Television, Inc.*	121,556	2,596,436
Hemisphere Media Group, Inc.*	29,423	414,864
Liberty Latin America Ltd., Class A*	68,219	1,319,355
Liberty Latin America Ltd., Class C*	172,235	3,349,971
Loral Space & Communications, Inc.*	20,879	752,688
MDC Partners, Inc., Class A*	85,960	193,410
Meredith Corp.(x)	60,007	3,315,987
MSG Networks, Inc., Class A*	92,911	2,020,814
National CineMedia, Inc.	113,576	800,711
New Media Investment Group, Inc.	93,626	983,073
New York Times Co. (The), Class A	202,378	6,648,117
Nexstar Media Group, Inc., Class A(x)	68,824	7,458,457
Saga Communications, Inc., Class A	5,420	179,890
Scholastic Corp.	44,693	1,776,994
Sinclair Broadcast Group, Inc., Class A	103,610	3,986,913
TechTarget, Inc.*	31,272	508,795
TEGNA, Inc.	332,486	4,688,053
Tribune Publishing Co.*	25,609	301,930
WideOpenWest, Inc.*	46,495	423,105

		48,732,482

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	64,412	1,499,511
Gogo, Inc.(x)*	87,758	394,033
NII Holdings, Inc.(x)*	139,425	273,273
Shenandoah Telecommunications Co.	71,281	3,162,025
Spok Holdings, Inc.	26,462	360,413

		5,689,255

Total Communication Services		101,642,643

Consumer Discretionary (10.8%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	168,778	2,415,213
Cooper Tire & Rubber Co.	76,544	2,287,900
Cooper-Standard Holdings, Inc.*	27,823	1,306,568
Dana, Inc.	223,999	3,973,742
Dorman Products, Inc.*	41,076	3,618,385
Fox Factory Holding Corp.*	55,312	3,865,756
Gentherm, Inc.*	54,710	2,016,611
LCI Industries	37,117	2,851,328
Modine Manufacturing Co.*	77,773	1,078,711
Motorcar Parts of America, Inc.(x)*	29,872	563,685
Shiloh Industries, Inc.*	23,237	127,803
Standard Motor Products, Inc.	31,878	1,565,210
Stoneridge, Inc.*	43,287	1,249,263
Superior Industries International, Inc.	36,649	174,449
Tenneco, Inc., Class A	76,320	1,691,251
Tower International, Inc.	31,128	654,622

		29,440,497

Automobiles (0.0%)
Winnebago Industries, Inc.	48,853	1,521,771

Distributors (0.1%)
Core-Mark Holding Co., Inc.	69,300	2,573,109
Funko, Inc., Class A(x)*	17,491	379,905
Weyco Group, Inc.	10,215	316,256

		3,269,270

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	87,902	4,071,621
American Public Education, Inc.*	23,567	709,838
Career Education Corp.*	106,843	1,765,046
Carriage Services, Inc.	28,550	549,587
Chegg, Inc.*	166,901	6,362,266
Houghton Mifflin Harcourt Co.*	162,863	1,184,014
K12, Inc.*	58,693	2,003,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Laureate Education, Inc., Class A*	148,841	$2,228,150
Regis Corp.*	46,165	908,066
Sotheby’s*	50,563	1,908,753
Strategic Education, Inc.	32,157	4,222,536
Weight Watchers International, Inc.*	60,511	1,219,297

		27,132,366

Hotels, Restaurants & Leisure (2.7%)
BBX Capital Corp.	98,520	583,238
Belmond Ltd., Class A*	137,052	3,416,706
Biglari Holdings, Inc., Class A*	160	117,669
Biglari Holdings, Inc., Class B*	1,603	226,600
BJ’s Restaurants, Inc.	32,450	1,534,236
Bloomin’ Brands, Inc.	125,801	2,572,631
Bluegreen Vacations Corp.(x)	10,411	154,708
Boyd Gaming Corp.	128,030	3,502,901
Brinker International, Inc.	57,314	2,543,595
Carrols Restaurant Group, Inc.*	52,491	523,335
Century Casinos, Inc.*	43,532	394,400
Cheesecake Factory, Inc. (The)	64,196	3,140,468
Churchill Downs, Inc.	54,304	4,901,479
Chuy’s Holdings, Inc.*	26,280	598,396
Cracker Barrel Old Country Store, Inc.	29,625	4,787,696
Dave & Buster’s Entertainment, Inc.	59,111	2,947,866
Del Frisco’s Restaurant Group, Inc.*	54,302	348,076
Del Taco Restaurants, Inc.*	49,690	499,881
Denny’s Corp.*	95,835	1,758,572
Dine Brands Global, Inc.	25,305	2,310,094
Drive Shack, Inc.*	94,062	422,338
El Pollo Loco Holdings, Inc.*	34,033	442,769
Eldorado Resorts, Inc.*	101,038	4,717,464
Empire Resorts, Inc.(x)*	6,727	67,606
Fiesta Restaurant Group, Inc.*	39,017	511,513
Golden Entertainment, Inc.(x)*	28,524	403,900
Habit Restaurants, Inc. (The), Class A*	30,189	326,645
International Speedway Corp., Class A	35,205	1,535,994
J Alexander’s Holdings, Inc.*	18,500	181,670
Jack in the Box, Inc.	39,290	3,184,847
Lindblad Expeditions Holdings, Inc.(x)*	34,733	529,678
Marriott Vacations Worldwide Corp.	59,909	5,601,492
Monarch Casino & Resort, Inc.*	18,307	804,043
Nathan’s Famous, Inc.	4,192	286,733
Noodles & Co.(x)*	21,790	148,172
Papa John’s International, Inc.(x)	34,861	1,845,890
Penn National Gaming, Inc.*	168,531	3,387,473
Planet Fitness, Inc., Class A*	136,488	9,379,455
PlayAGS, Inc.*	34,867	834,367
Potbelly Corp.*	34,555	294,063
RCI Hospitality Holdings, Inc.	13,509	310,302
Red Lion Hotels Corp.*	26,082	210,743
Red Robin Gourmet Burgers, Inc.*	19,910	573,607
Red Rock Resorts, Inc., Class A	105,734	2,733,224
Ruth’s Hospitality Group, Inc.	45,669	1,168,670
Scientific Games Corp., Class A(x)*	87,218	1,780,992
SeaWorld Entertainment, Inc.*	86,215	2,220,898
Shake Shack, Inc., Class A*	38,713	2,289,874
Speedway Motorsports, Inc.	18,967	274,453
Texas Roadhouse, Inc.	104,426	6,494,253
Town Sports International Holdings, Inc.*	21,486	102,273
Wingstop, Inc.	44,252	3,364,480

		93,292,428

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	14,567	239,044
Beazer Homes USA, Inc.*	44,141	508,063
Cavco Industries, Inc.*	13,430	1,578,428
Century Communities, Inc.(x)*	42,075	1,008,538
Ethan Allen Interiors, Inc.	37,610	719,479
Flexsteel Industries, Inc.	11,475	266,105
GoPro, Inc., Class A(x)*	170,131	1,105,852
Green Brick Partners, Inc.*	34,986	306,127
Hamilton Beach Brands Holding Co., Class A(x)	10,587	227,197
Helen of Troy Ltd.*	39,465	4,576,361
Hooker Furniture Corp.	18,046	520,266
Hovnanian Enterprises, Inc., Class A(x)*	7,966	87,391
Installed Building Products, Inc.*	32,433	1,573,001
iRobot Corp.(x)*	41,462	4,879,663
KB Home	131,159	3,170,113
La-Z-Boy, Inc.	70,653	2,330,842
Legacy Housing Corp.*	6,329	75,315
LGI Homes, Inc.(x)*	27,925	1,682,202
Lifetime Brands, Inc.	20,238	191,249
Lovesac Co. (The)(x)*	8,566	238,220
M.D.C. Holdings, Inc.	76,873	2,233,929
M/I Homes, Inc.*	42,498	1,131,297
Meritage Homes Corp.*	57,770	2,582,897
New Home Co., Inc. (The)*	18,534	88,222
Purple Innovation, Inc.(x)*	8,329	38,647
Roku, Inc.(x)*	66,688	4,302,043
Skyline Champion Corp.	51,285	974,415
Sonos, Inc.(x)*	22,933	235,981
Taylor Morrison Home Corp., Class A*	177,833	3,156,536
TopBuild Corp.*	54,224	3,514,800
TRI Pointe Group, Inc.*	215,577	2,724,893
Tupperware Brands Corp.	76,560	1,958,405
Turtle Beach Corp.(x)*	11,895	135,127
Universal Electronics, Inc.*	21,435	796,310
Vuzix Corp.(x)*	35,378	108,257
William Lyon Homes, Class A(x)*	47,671	732,703
ZAGG, Inc.*	41,543	376,795

		50,374,713

Internet & Direct Marketing Retail (0.8%)
1-800-Flowers.com, Inc., Class A*	42,641	777,345
Duluth Holdings, Inc., Class B(x)*	14,188	338,242
Etsy, Inc.*	183,959	12,365,724
Gaia, Inc.(x)*	16,882	154,470
Groupon, Inc.*	680,001	2,414,004
Lands’ End, Inc.(x)*	16,031	266,275
Leaf Group Ltd.*	24,282	194,742
Liberty Expedia Holdings, Inc., Class A*	83,153	3,558,948
Liquidity Services, Inc.*	40,657	313,466
Overstock.com, Inc.(x)*	35,655	592,586
PetMed Express, Inc.(x)	30,775	701,055
Quotient Technology, Inc.*	126,033	1,243,946
Remark Holdings, Inc.(x)*	41,320	76,442
Shutterfly, Inc.*	50,663	2,058,944
Shutterstock, Inc.	29,818	1,390,413
Stamps.com, Inc.*	26,601	2,165,587

		28,612,189

Leisure Products (0.3%)
Acushnet Holdings Corp.	54,342	1,257,474
American Outdoor Brands Corp.*	86,594	808,788
Callaway Golf Co.	142,248	2,266,011
Clarus Corp.	29,107	372,861
Escalade, Inc.	17,176	191,856
Johnson Outdoors, Inc., Class A	7,877	562,103
Malibu Boats, Inc., Class A*	32,187	1,273,961

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Marine Products Corp.	12,209	$164,455
MasterCraft Boat Holdings, Inc.*	28,077	633,698
Nautilus, Inc.*	45,398	252,413
Sturm Ruger & Co., Inc.	25,716	1,363,462
Vista Outdoor, Inc.*	91,717	734,653
YETI Holdings, Inc.(x)*	26,806	810,881

		10,692,616

Multiline Retail (0.3%)
Big Lots, Inc.	63,058	2,397,465
Dillard’s, Inc., Class A(x)	16,664	1,200,141
JC Penney Co., Inc.(x)*	469,112	698,977
Ollie’s Bargain Outlet Holdings, Inc.*	76,392	6,518,530

		10,815,113

Specialty Retail (2.7%)
Aaron’s, Inc.	105,891	5,569,867
Abercrombie & Fitch Co., Class A	101,147	2,772,439
American Eagle Outfitters, Inc.	247,300	5,482,641
America’s Car-Mart, Inc.*	9,201	840,419
Asbury Automotive Group, Inc.*	30,461	2,112,775
Ascena Retail Group, Inc.*	280,352	302,780
At Home Group, Inc.*	70,479	1,258,755
Barnes & Noble Education, Inc.*	58,311	244,906
Barnes & Noble, Inc.	92,338	501,395
Bed Bath & Beyond, Inc.	201,392	3,421,650
Big 5 Sporting Goods Corp.(x)	32,020	101,824
Boot Barn Holdings, Inc.*	44,038	1,296,479
Buckle, Inc. (The)(x)	46,605	872,446
Caleres, Inc.	66,088	1,631,713
Camping World Holdings, Inc., Class A(x)	49,872	693,720
Carvana Co.(x)*	49,141	2,853,126
Cato Corp. (The), Class A	34,185	512,091
Chico’s FAS, Inc.	195,257	833,747
Children’s Place, Inc. (The)(x)	23,928	2,327,716
Citi Trends, Inc.	17,765	343,042
Conn’s, Inc.(x)*	30,851	705,254
Container Store Group, Inc. (The)(x)*	21,378	188,126
DSW, Inc., Class A	104,387	2,319,479
Express, Inc.*	94,584	404,820
Five Below, Inc.*	84,011	10,438,367
Francesca’s Holdings Corp.(x)*	55,607	37,613
GameStop Corp., Class A(x)	152,456	1,548,953
Genesco, Inc.*	30,937	1,409,180
GNC Holdings, Inc., Class A(x)*	124,457	339,768
Group 1 Automotive, Inc.	28,983	1,875,200
Guess?, Inc.	90,419	1,772,212
Haverty Furniture Cos., Inc.	27,808	608,439
Hibbett Sports, Inc.*	29,185	665,710
Hudson Ltd., Class A*	62,186	855,057
J. Jill, Inc.	25,001	137,255
Kirkland’s, Inc.*	23,696	166,583
Lithia Motors, Inc., Class A	33,846	3,139,216
Lumber Liquidators Holdings, Inc.(x)*	42,712	431,391
MarineMax, Inc.*	33,651	644,753
Monro, Inc.	48,652	4,209,371
Murphy USA, Inc.*	45,831	3,924,050
National Vision Holdings, Inc.*	95,681	3,007,254
Office Depot, Inc.	828,623	3,007,901
Party City Holdco, Inc.(x)*	88,725	704,476
Pier 1 Imports, Inc.(x)	124,409	94,986
Rent-A-Center, Inc.*	69,649	1,453,575
RH(x)*	29,203	3,006,449
RTW RetailWinds, Inc.*	42,902	102,965
Sally Beauty Holdings, Inc.*	184,078	3,388,876
Shoe Carnival, Inc.(x)	16,728	569,254
Signet Jewelers Ltd.	81,535	2,214,491
Sleep Number Corp.*	49,346	2,319,262
Sonic Automotive, Inc., Class A	38,828	575,043
Sportsman’s Warehouse Holdings, Inc.*	54,426	261,245
Tailored Brands, Inc.(x)	78,196	613,057
Tile Shop Holdings, Inc.	68,037	385,089
Tilly’s, Inc., Class A	32,204	358,431
Winmark Corp.	3,720	701,555
Zumiez, Inc.*	29,145	725,419

		93,283,656

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	100,325	2,583,369
Culp, Inc.	17,519	336,890
Deckers Outdoor Corp.*	44,955	6,607,935
Fossil Group, Inc.(x)*	72,760	998,267
G-III Apparel Group Ltd.*	65,757	2,627,650
Movado Group, Inc.	24,700	898,586
Oxford Industries, Inc.	26,281	1,977,908
Rocky Brands, Inc.	10,271	246,093
Steven Madden Ltd.	132,933	4,498,453
Superior Group of Cos., Inc.	12,427	206,537
Unifi, Inc.*	25,214	487,891
Vera Bradley, Inc.*	34,379	455,522
Wolverine World Wide, Inc.	141,279	5,047,898

		26,972,999

Total Consumer Discretionary		375,407,618

Consumer Staples (2.5%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	12,679	3,736,882
Castle Brands, Inc.(x)*	129,033	89,871
Celsius Holdings, Inc.(x)*	33,571	143,012
Coca-Cola Consolidated, Inc.	7,380	2,124,185
Craft Brew Alliance, Inc.*	20,172	282,005
MGP Ingredients, Inc.(x)	20,764	1,601,943
National Beverage Corp.(x)	18,470	1,066,273
Primo Water Corp.*	52,996	819,318

		9,863,489

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	42,719	1,376,833
BJ’s Wholesale Club Holdings, Inc.*	195,371	5,353,165
Chefs’ Warehouse, Inc. (The)*	34,131	1,059,768
Ingles Markets, Inc., Class A	22,769	628,880
Natural Grocers by Vitamin Cottage, Inc.*	15,268	182,453
Performance Food Group Co.*	156,024	6,184,791
PriceSmart, Inc.	34,724	2,044,549
Rite Aid Corp.(x)*	1,651,468	1,048,682
Smart & Final Stores, Inc.*	33,284	164,423
SpartanNash Co.	56,068	889,799
United Natural Foods, Inc.*	80,570	1,065,135
Village Super Market, Inc., Class A	12,902	352,612
Weis Markets, Inc.	14,987	611,620

		20,962,710

Food Products (1.0%)
Alico, Inc.	4,941	134,445
B&G Foods, Inc.(x)	99,352	2,426,176
Calavo Growers, Inc.	24,894	2,087,362
Cal-Maine Foods, Inc.	48,976	2,185,799
Darling Ingredients, Inc.*	249,971	5,411,872
Dean Foods Co.	143,223	433,966
Farmer Brothers Co.*	16,064	321,441
Fresh Del Monte Produce, Inc.	47,779	1,291,466
Freshpet, Inc.*	41,198	1,742,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hostess Brands, Inc.*	154,980	$1,937,250
J&J Snack Foods Corp.	22,896	3,636,801
John B Sanfilippo & Son, Inc.	13,881	997,628
Lancaster Colony Corp.	29,046	4,551,218
Landec Corp.*	33,494	411,306
Limoneira Co.	24,085	566,720
Sanderson Farms, Inc.	30,335	3,999,366
Seneca Foods Corp., Class A*	10,342	254,413
Simply Good Foods Co. (The)*	94,675	1,949,358
Tootsie Roll Industries, Inc.(x)	26,382	982,481

		35,321,331

Household Products (0.2%)
Central Garden & Pet Co.(x)*	16,306	416,782
Central Garden & Pet Co., Class A*	64,089	1,490,069
Oil-Dri Corp. of America	7,361	229,222
WD-40 Co.	20,735	3,513,338

		5,649,411

Personal Products (0.3%)
Edgewell Personal Care Co.*	81,942	3,596,434
elf Beauty, Inc.(x)*	34,521	365,922
Inter Parfums, Inc.	27,318	2,072,616
Medifast, Inc.	17,687	2,255,977
Natural Health Trends Corp.	11,606	150,414
Nature’s Sunshine Products, Inc.*	13,382	124,319
Revlon, Inc., Class A(x)*	12,560	243,413
USANA Health Sciences, Inc.*	19,887	1,667,923

		10,477,018

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	175,480	300,071
Pyxus International, Inc.(x)*	12,619	301,468
Turning Point Brands, Inc.	11,674	538,055
Universal Corp.	37,481	2,160,030
Vector Group Ltd.	160,807	1,735,107

		5,034,731

Total Consumer Staples		87,308,690

Energy (3.3%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	199,669	1,952,763
Basic Energy Services, Inc.*	31,340	119,092
Bristow Group, Inc.(x)*	50,710	56,288
C&J Energy Services, Inc.*	99,688	1,547,158
Cactus, Inc., Class A*	59,649	2,123,504
CARBO Ceramics, Inc.(x)*	33,660	117,810
Covia Holdings Corp.(x)*	46,906	262,205
Dawson Geophysical Co.(x)*	29,734	87,121
Diamond Offshore Drilling, Inc.(x)*	102,268	1,072,791
Dril-Quip, Inc.*	52,179	2,392,407
Era Group, Inc.*	28,134	324,666
Exterran Corp.*	50,871	857,176
Forum Energy Technologies, Inc.(x)*	122,584	626,404
Frank’s International NV*	100,344	623,136
FTS International, Inc.*	50,962	509,620
Helix Energy Solutions Group, Inc.*	221,236	1,749,977
Independence Contract Drilling, Inc.*	83,596	231,561
ION Geophysical Corp.*	15,888	229,423
Keane Group, Inc.*	81,445	886,936
Key Energy Services, Inc.(x)*	14,871	60,376
KLX Energy Services Holdings, Inc.*	31,578	793,871
Liberty Oilfield Services, Inc., Class A(x)	69,536	1,070,159
Mammoth Energy Services, Inc.	21,231	353,496
Matrix Service Co.*	40,946	801,723
McDermott International, Inc.*	271,530	2,020,183
Natural Gas Services Group, Inc.*	19,546	338,341
NCS Multistage Holdings, Inc.(x)*	16,518	85,563
Newpark Resources, Inc.*	140,331	1,285,432
Nine Energy Service, Inc.*	23,306	527,881
Noble Corp. plc*	386,295	1,108,667
Oceaneering International, Inc.*	155,244	2,448,198
Oil States International, Inc.*	93,609	1,587,609
Pioneer Energy Services Corp.*	109,745	194,249
Profire Energy, Inc.*	33,941	60,754
ProPetro Holding Corp.*	111,301	2,508,725
Quintana Energy Services, Inc.(x)*	8,227	35,541
RigNet, Inc.*	22,152	216,425
Rowan Cos. plc, Class A*	200,138	2,159,489
SEACOR Holdings, Inc.*	26,876	1,136,317
SEACOR Marine Holdings, Inc.*	23,926	318,455
Select Energy Services, Inc., Class A(x)*	68,032	817,745
Smart Sand, Inc.(x)*	32,212	143,343
Solaris Oilfield Infrastructure, Inc., Class A(x)	43,911	721,897
Superior Energy Services, Inc.*	241,340	1,127,058
TETRA Technologies, Inc.*	183,428	429,221
Tidewater, Inc.(x)*	44,557	1,033,277
Unit Corp.*	82,198	1,170,499
US Silica Holdings, Inc.(x)	122,961	2,134,603

		42,459,135

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	245,161	306,451
Adams Resources & Energy, Inc.	2,939	114,797
Alta Mesa Resources, Inc., Class A(x)*	144,252	38,284
Approach Resources, Inc.(x)*	62,387	22,066
Arch Coal, Inc., Class A(x)	26,479	2,416,738
Ardmore Shipping Corp.*	50,154	308,949
Berry Petroleum Corp.	80,206	925,577
Bonanza Creek Energy, Inc.*	29,821	676,638
California Resources Corp.(x)*	71,023	1,826,001
Callon Petroleum Co.*	341,345	2,577,155
Carrizo Oil & Gas, Inc.(x)*	137,259	1,711,620
Clean Energy Fuels Corp.*	217,033	670,632
CONSOL Energy, Inc.*	41,449	1,418,385
CVR Energy, Inc.	28,676	1,181,451
Delek US Holdings, Inc.	124,565	4,536,657
Denbury Resources, Inc.(x)*	721,733	1,479,553
DHT Holdings, Inc.	140,293	625,707
Dorian LPG Ltd.*	41,377	265,640
Earthstone Energy, Inc., Class A(x)*	32,766	231,983
Energy Fuels, Inc.*	128,784	428,851
EP Energy Corp., Class A(x)*	55,530	14,438
Evolution Petroleum Corp.	41,987	283,412
Frontline Ltd.(x)*	122,599	791,990
GasLog Ltd.	63,957	1,116,689
Golar LNG Ltd.	143,944	3,035,779
Goodrich Petroleum Corp.*	11,761	159,950
Green Plains, Inc.	62,109	1,035,978
Gulfport Energy Corp.*	262,305	2,103,686
Halcon Resources Corp.(x)*	196,084	264,713
Hallador Energy Co.	22,047	115,967
HighPoint Resources Corp.*	164,384	363,289
International Seaways, Inc.*	33,168	568,500
Isramco, Inc.*	1,124	127,012
Jagged Peak Energy, Inc.(x)*	100,794	1,055,313
Laredo Petroleum, Inc.*	245,015	757,096
Lilis Energy, Inc.(x)*	63,792	74,637
Matador Resources Co.(x)*	157,770	3,049,694
Midstates Petroleum Co., Inc.*	23,446	229,067
Montage Resources Corp.(x)*	8,652	130,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NACCO Industries, Inc., Class A	6,344	$242,468
NextDecade Corp.*	11,425	63,066
Nordic American Tankers Ltd.(x)	222,064	448,569
Northern Oil and Gas, Inc.(x)*	310,986	852,102
Oasis Petroleum, Inc.*	423,123	2,555,663
Overseas Shipholding Group, Inc., Class A*	94,592	216,616
Panhandle Oil and Gas, Inc., Class A	22,515	353,485
Par Pacific Holdings, Inc.*	48,186	858,193
PDC Energy, Inc.(x)*	100,217	4,076,828
Peabody Energy Corp.	119,535	3,386,427
Penn Virginia Corp.*	18,370	810,117
Renewable Energy Group, Inc.*	57,953	1,272,648
REX American Resources Corp.*	8,854	713,721
Ring Energy, Inc.*	86,587	508,266
Rosehill Resources, Inc.(x)*	6,755	22,967
SandRidge Energy, Inc.*	47,458	380,613
Scorpio Tankers, Inc.	68,098	1,351,064
SemGroup Corp., Class A	124,227	1,831,106
Ship Finance International Ltd.(x)	127,416	1,572,313
SilverBow Resources, Inc.*	10,981	252,563
Southwestern Energy Co.*	898,797	4,215,358
SRC Energy, Inc.*	379,851	1,944,837
Talos Energy, Inc.*	31,277	830,717
Teekay Corp.	104,091	408,037
Teekay Tankers Ltd., Class A*	319,746	310,186
Tellurian, Inc.(x)*	133,253	1,492,434
Ultra Petroleum Corp.(x)*	243,620	148,608
Uranium Energy Corp.(x)*	273,459	382,843
W&T Offshore, Inc.*	139,134	960,025
World Fuel Services Corp.	102,527	2,962,005
Zion Oil & Gas, Inc.(x)*	79,113	59,730

		72,524,046

Total Energy		114,983,181

Financials (15.4%)
Banks (8.0%)
1st Constitution Bancorp	11,468	203,786
1st Source Corp.	24,637	1,106,448
ACNB Corp.	11,425	422,725
Allegiance Bancshares, Inc.*	18,478	623,078
Amalgamated Bank, Class A	16,070	251,495
American National Bankshares, Inc.	14,283	498,762
Ameris Bancorp	63,784	2,190,980
Ames National Corp.	13,765	377,299
Arrow Financial Corp.	20,349	669,279
Atlantic Capital Bancshares, Inc.*	36,145	644,465
Auburn National Bancorporation, Inc.	3,286	129,567
Banc of California, Inc.	67,552	934,920
BancFirst Corp.	28,299	1,475,793
Bancorp, Inc. (The)*	80,177	647,830
BancorpSouth Bank	144,689	4,083,124
Bank of Commerce Holdings	22,304	235,307
Bank of Marin Bancorp	21,957	893,430
Bank of NT Butterfield & Son Ltd. (The)	86,797	3,114,276
Bank of Princeton (The)	8,587	272,466
Bankwell Financial Group, Inc.	10,965	319,959
Banner Corp.	48,239	2,613,107
Bar Harbor Bankshares	25,459	658,624
Baycom Corp.*	15,489	350,671
BCB Bancorp, Inc.	19,802	265,347
Berkshire Hills Bancorp, Inc.	63,921	1,741,208
Blue Hills Bancorp, Inc.	36,104	862,886
Boston Private Financial Holdings, Inc.	126,976	1,391,657
Bridge Bancorp, Inc.	25,642	751,311
Brookline Bancorp, Inc.	120,177	1,730,549
Bryn Mawr Bank Corp.	28,240	1,020,311
Business First Bancshares, Inc.(x)	17,132	420,419
Byline Bancorp, Inc.*	24,540	453,499
C&F Financial Corp.	5,489	277,743
Cadence Bancorp	181,805	3,372,483
Cambridge Bancorp	5,726	474,399
Camden National Corp.	24,165	1,008,164
Capital Bancorp, Inc.*	12,993	150,979
Capital City Bank Group, Inc.	18,338	399,402
Capstar Financial Holdings, Inc.	12,470	180,067
Carolina Financial Corp.	33,319	1,152,504
Cathay General Bancorp	118,632	4,022,811
CB Financial Services, Inc.	6,485	153,889
CBTX, Inc.	26,487	860,033
CenterState Bank Corp.	139,995	3,333,281
Central Pacific Financial Corp.	41,640	1,200,898
Central Valley Community Bancorp	18,592	363,474
Century Bancorp, Inc., Class A	4,377	319,521
Chemical Financial Corp.	108,786	4,477,632
Chemung Financial Corp.	5,472	256,801
Citizens & Northern Corp.	18,970	475,009
City Holding Co.	23,680	1,804,179
Civista Bancshares, Inc.	21,833	476,614
CNB Financial Corp.	23,725	599,531
Coastal Financial Corp.*	10,494	178,293
Codorus Valley Bancorp, Inc.	14,496	309,490
Columbia Banking System, Inc.	113,452	3,708,746
Community Bank System, Inc.	77,533	4,634,147
Community Bankers Trust Corp.	31,440	230,141
Community Financial Corp. (The)	7,580	215,045
Community Trust Bancorp, Inc.	21,565	885,459
ConnectOne Bancorp, Inc.	47,425	934,272
County Bancorp, Inc.	8,337	146,731
Customers Bancorp, Inc.*	41,636	762,355
CVB Financial Corp.	171,537	3,610,854
Eagle Bancorp, Inc.*	49,606	2,490,221
Enterprise Bancorp, Inc.	15,843	455,169
Enterprise Financial Services Corp.	33,394	1,361,473
Equity Bancshares, Inc., Class A*	21,635	623,088
Esquire Financial Holdings, Inc.*	10,159	231,219
Evans Bancorp, Inc.	6,668	237,714
Farmers & Merchants Bancorp, Inc.	13,790	415,079
Farmers National Banc Corp.	37,648	519,166
FB Financial Corp.	25,683	815,692
Fidelity D&D Bancorp, Inc.(x)	4,294	253,861
Fidelity Southern Corp.	32,432	888,312
Financial Institutions, Inc.	24,108	655,255
First Bancorp (Nasdaq Stock Exchange)	45,948	1,597,152
First Bancorp (Quotrix Stock Exchange)	331,666	3,800,892
First Bancorp, Inc.	16,217	404,128
First Bancshares, Inc. (The)	20,240	625,416
First Bank	26,668	307,482
First Busey Corp.	68,639	1,674,792
First Business Financial Services, Inc.	12,018	240,600
First Choice Bancorp	13,375	287,562
First Commonwealth Financial Corp.	153,437	1,933,306
First Community Bankshares, Inc.	24,919	825,816
First Community Corp.	10,017	191,024
First Financial Bancorp	148,166	3,564,874
First Financial Bankshares, Inc.	100,524	5,808,277
First Financial Corp.	18,701	785,442
First Financial Northwest, Inc.	11,737	184,858
First Foundation, Inc.	59,792	811,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Guaranty Bancshares, Inc.	7,152	$146,616
First Internet Bancorp	16,543	319,776
First Interstate BancSystem, Inc., Class A(x)	51,650	2,056,703
First Merchants Corp.	73,807	2,719,788
First Mid-Illinois Bancshares, Inc.	20,442	681,127
First Midwest Bancorp, Inc.	158,951	3,252,137
First Northwest Bancorp	15,710	244,605
First of Long Island Corp. (The)	39,637	869,239
First Savings Financial Group, Inc.(x)	3,102	167,663
First United Corp.	9,750	168,285
Flushing Financial Corp.	38,342	840,840
Franklin Financial Network, Inc.	20,626	598,360
Fulton Financial Corp.	255,795	3,959,707
FVCBankcorp, Inc.(x)*	4,613	78,006
German American Bancorp, Inc.	33,210	976,374
Glacier Bancorp, Inc.	131,104	5,253,337
Great Southern Bancorp, Inc.	15,328	795,523
Great Western Bancorp, Inc.	88,677	2,801,306
Guaranty Bancshares, Inc.	11,366	332,115
Hancock Whitney Corp.	130,735	5,281,694
Hanmi Financial Corp.	46,513	989,332
HarborOne Bancorp, Inc.*	22,512	387,206
Heartland Financial USA, Inc.	46,108	1,966,506
Heritage Commerce Corp.	62,726	758,985
Heritage Financial Corp.	56,713	1,709,330
Hilltop Holdings, Inc.	106,666	1,946,654
Home BancShares, Inc.	240,726	4,229,556
HomeTrust Bancshares, Inc.	24,279	611,831
Hope Bancorp, Inc.	179,299	2,345,231
Horizon Bancorp, Inc.	60,060	966,365
Howard Bancorp, Inc.*	19,417	287,566
IBERIABANK Corp.	85,539	6,134,002
Independent Bank Corp./MA	42,215	3,419,837
Independent Bank Corp./MI	30,618	658,287
Independent Bank Group, Inc.	49,097	2,518,185
International Bancshares Corp.	84,482	3,212,850
Investar Holding Corp.	14,661	332,951
Investors Bancorp, Inc.	365,074	4,326,127
Lakeland Bancorp, Inc.	70,656	1,054,894
Lakeland Financial Corp.	38,309	1,732,333
LCNB Corp.	13,716	235,229
LegacyTexas Financial Group, Inc.	71,608	2,677,423
Level One Bancorp, Inc.(x)	6,319	146,980
Live Oak Bancshares, Inc.	37,265	544,442
Macatawa Bank Corp.	40,719	404,747
Malvern Bancorp, Inc.*	13,817	277,998
MBT Financial Corp.	29,333	293,917
Mercantile Bank Corp.	25,480	833,706
Metropolitan Bank Holding Corp.*	9,847	342,577
Mid Penn Bancorp, Inc.	7,556	185,122
Middlefield Banc Corp.	4,593	189,278
Midland States Bancorp, Inc.	33,115	796,747
MidSouth Bancorp, Inc.	25,041	285,718
MidWestOne Financial Group, Inc.	17,515	477,284
MutualFirst Financial, Inc.	9,277	278,032
MVB Financial Corp.	13,878	211,640
National Bank Holdings Corp., Class A	42,888	1,426,455
National Bankshares, Inc.	10,390	445,212
National Commerce Corp.*	28,073	1,100,742
NBT Bancorp, Inc.	63,753	2,295,746
Nicolet Bankshares, Inc.*	11,334	675,506
Northeast Bancorp	10,498	217,099
Northrim Bancorp, Inc.	10,833	372,872
Norwood Financial Corp.	9,920	305,933
Oak Valley Bancorp(x)	11,068	195,240
OFG Bancorp	65,202	1,290,348
Ohio Valley Banc Corp.(x)	5,764	208,369
Old Line Bancshares, Inc.	25,435	634,095
Old National Bancorp	234,467	3,845,259
Old Second Bancorp, Inc.	45,585	573,915
Opus Bank	31,780	629,244
Origin Bancorp, Inc.	28,068	955,715
Orrstown Financial Services, Inc.	11,422	212,335
Pacific City Financial Corp.	19,262	336,122
Pacific Mercantile Bancorp*	20,344	155,021
Pacific Premier Bancorp, Inc.	71,561	1,898,513
Park National Corp.	21,563	2,043,094
Parke Bancorp, Inc.	12,551	262,190
Peapack Gladstone Financial Corp.	28,761	754,113
Penns Woods Bancorp, Inc.	6,542	268,876
Peoples Bancorp of North Carolina, Inc.	6,656	177,050
Peoples Bancorp, Inc.	28,661	887,631
Peoples Financial Services Corp.	11,316	511,936
People’s Utah Bancorp	25,170	663,733
Preferred Bank	21,232	954,803
Premier Financial Bancorp, Inc.	18,602	292,237
QCR Holdings, Inc.	20,522	696,106
RBB Bancorp	20,619	387,637
Reliant Bancorp, Inc.	17,159	382,989
Renasant Corp.	71,386	2,416,416
Republic Bancorp, Inc., Class A	14,991	670,398
Republic First Bancorp, Inc.*	72,334	379,754
S&T Bancorp, Inc.	54,146	2,140,391
Sandy Spring Bancorp, Inc.	54,398	1,701,569
SB One Bancorp	10,192	221,370
Seacoast Banking Corp. of Florida*	69,270	1,825,265
Select Bancorp, Inc.*	25,527	290,242
ServisFirst Bancshares, Inc.	73,042	2,465,898
Shore Bancshares, Inc.	20,226	301,570
Sierra Bancorp	23,522	571,585
Simmons First National Corp., Class A	140,434	3,437,824
SmartFinancial, Inc.*	16,548	312,923
South State Corp.	54,208	3,704,575
Southern First Bancshares, Inc.*	11,499	389,471
Southern National Bancorp of Virginia, Inc.	29,283	428,996
Southside Bancshares, Inc.	48,082	1,597,765
Spirit of Texas Bancshares, Inc.*	16,222	343,906
Stock Yards Bancorp, Inc.	32,497	1,098,724
Summit Financial Group, Inc.	16,245	430,655
Tompkins Financial Corp.	23,146	1,760,716
Towne Bank	103,469	2,560,858
TriCo Bancshares	40,065	1,574,154
TriState Capital Holdings, Inc.*	39,396	804,860
Triumph Bancorp, Inc.*	37,975	1,116,085
Trustmark Corp.	100,221	3,370,432
UMB Financial Corp.	69,811	4,470,696
Union Bankshares Corp.	118,363	3,826,676
Union Bankshares, Inc.	6,156	278,436
United Bankshares, Inc.	152,354	5,521,309
United Community Banks, Inc.	116,461	2,903,373
United Security Bancshares	18,780	199,068
Unity Bancorp, Inc.	10,818	204,244
Univest Financial Corp.	45,278	1,107,500
Valley National Bancorp	497,211	4,763,281
Veritex Holdings, Inc.	67,365	1,631,580
Washington Trust Bancorp, Inc.	24,180	1,164,267
WesBanco, Inc.	78,659	3,126,695
West Bancorporation, Inc.	24,938	515,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Westamerica Bancorp	39,974	$2,470,393

		277,786,615

Capital Markets (1.1%)
Artisan Partners Asset Management, Inc., Class A	75,436	1,898,724
Ashford, Inc.(x)*	1,207	67,025
Associated Capital Group, Inc., Class A	3,173	125,524
B. Riley Financial, Inc.	32,926	549,535
Blucora, Inc.*	74,717	2,494,053
BrightSphere Investment Group plc	126,340	1,713,170
Cohen & Steers, Inc.	35,028	1,480,634
Cowen, Inc.(x)*	45,127	653,890
Diamond Hill Investment Group, Inc.	5,267	737,380
Donnelley Financial Solutions, Inc.*	52,862	786,587
Federated Investors, Inc., Class B	149,045	4,368,509
Focus Financial Partners, Inc., Class A(x)*	40,393	1,439,607
GAIN Capital Holdings, Inc.(x)	40,487	254,258
GAMCO Investors, Inc., Class A	6,652	136,366
Greenhill & Co., Inc.	29,090	625,726
Hamilton Lane, Inc., Class A	26,205	1,142,014
Houlihan Lokey, Inc.	51,152	2,345,319
INTL. FCStone, Inc.*	24,940	966,674
Ladenburg Thalmann Financial Services, Inc.	165,343	467,921
Moelis & Co., Class A	67,971	2,828,273
Oppenheimer Holdings, Inc., Class A	14,296	371,982
Piper Jaffray Cos.	22,499	1,638,602
PJT Partners, Inc., Class A	31,301	1,308,382
Pzena Investment Management, Inc., Class A	26,884	217,492
Safeguard Scientifics, Inc.(x)*	29,978	325,261
Siebert Financial Corp.(x)*	9,707	114,640
Silvercrest Asset Management Group, Inc., Class A	13,591	193,672
Stifel Financial Corp.	106,212	5,603,745
Value Line, Inc.	1,697	41,899
Virtus Investment Partners, Inc.	9,950	970,622
Waddell & Reed Financial, Inc., Class A	113,067	1,954,928
Westwood Holdings Group, Inc.	13,005	458,686
WisdomTree Investments, Inc.(x)	183,697	1,296,901

		39,578,001

Consumer Finance (0.6%)
Curo Group Holdings Corp.(x)*	17,212	172,636
Elevate Credit, Inc.*	31,089	134,926
Encore Capital Group, Inc.(x)*	40,832	1,111,855
Enova International, Inc.*	49,060	1,119,549
EZCORP, Inc., Class A*	76,774	715,534
FirstCash, Inc.	65,993	5,708,395
Green Dot Corp., Class A*	74,230	4,502,050
LendingClub Corp.*	508,493	1,571,243
Nelnet, Inc., Class A	27,433	1,510,735
PRA Group, Inc.*	70,060	1,878,309
Regional Management Corp.*	15,789	385,568
World Acceptance Corp.*	9,641	1,129,250

		19,940,050

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	48,007	956,299
Cannae Holdings, Inc.*	104,336	2,531,191
FGL Holdings	230,101	1,810,895
Marlin Business Services Corp.	14,035	301,753
On Deck Capital, Inc.*	80,720	437,502

		6,037,640

Insurance (2.4%)
Ambac Financial Group, Inc.*	71,119	1,288,676
American Equity Investment Life Holding Co.	138,977	3,755,159
AMERISAFE, Inc.	29,114	1,729,372
Argo Group International Holdings Ltd.	49,508	3,498,235
Citizens, Inc.(x)*	81,672	544,752
CNO Financial Group, Inc.	250,036	4,045,582
Crawford & Co., Class B	20,102	183,531
Donegal Group, Inc., Class A	14,915	200,607
eHealth, Inc.*	33,578	2,093,252
EMC Insurance Group, Inc.	15,386	490,506
Employers Holdings, Inc.	47,808	1,917,579
Enstar Group Ltd.*	18,381	3,198,294
FBL Financial Group, Inc., Class A	15,031	942,744
FedNat Holding Co.	19,968	320,287
Genworth Financial, Inc., Class A*	767,883	2,940,992
Global Indemnity Ltd.	13,210	401,320
Goosehead Insurance, Inc., Class A(x)	16,558	461,637
Greenlight Capital Re Ltd., Class A(x)*	45,126	490,520
Hallmark Financial Services, Inc.*	19,655	204,412
HCI Group, Inc.(x)	12,252	523,528
Health Insurance Innovations, Inc., Class A(x)*	18,897	506,818
Heritage Insurance Holdings, Inc.	30,812	449,855
Horace Mann Educators Corp.	62,399	2,197,069
Independence Holding Co.	7,819	275,620
Investors Title Co.	2,328	367,591
James River Group Holdings Ltd.	39,422	1,580,034
Kemper Corp.	80,741	6,147,620
Kingstone Cos., Inc.	13,641	201,068
Kinsale Capital Group, Inc.	29,918	2,051,477
Maiden Holdings Ltd.	90,140	66,947
MBIA, Inc.*	135,366	1,288,684
National General Holdings Corp.	97,873	2,322,526
National Western Life Group, Inc., Class A	3,361	882,162
Navigators Group, Inc. (The)	32,133	2,245,133
NI Holdings, Inc.*	15,460	247,360
Primerica, Inc.	66,922	8,174,522
ProAssurance Corp.	82,367	2,850,722
Protective Insurance Corp., Class B	12,942	239,686
RLI Corp.	60,852	4,366,131
Safety Insurance Group, Inc.	22,754	1,982,784
Selective Insurance Group, Inc.	88,061	5,572,500
State Auto Financial Corp.	25,201	829,617
Stewart Information Services Corp.	35,679	1,523,136
Third Point Reinsurance Ltd.*	116,678	1,211,118
Tiptree, Inc.	38,707	245,015
Trupanion, Inc.(x)*	38,736	1,268,217
United Fire Group, Inc.	31,933	1,395,791
United Insurance Holdings Corp.	33,755	536,704
Universal Insurance Holdings, Inc.	48,107	1,491,317

		81,748,209

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	44,116	742,913
Anworth Mortgage Asset Corp. (REIT)	150,341	607,378
Apollo Commercial Real Estate Finance, Inc. (REIT)	193,653	3,524,485
Arbor Realty Trust, Inc. (REIT)(x)	109,991	1,426,583
Ares Commercial Real Estate Corp. (REIT)	41,870	636,005

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Arlington Asset Investment Corp. (REIT), Class A(x)	45,841	$364,894
ARMOUR Residential REIT, Inc. (REIT)	72,481	1,415,554
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	175,571	6,067,734
Capstead Mortgage Corp. (REIT)	123,399	1,059,997
Cherry Hill Mortgage Investment Corp. (REIT)	26,298	452,852
Colony Credit Real Estate, Inc. (REIT)	131,857	2,064,881
Dynex Capital, Inc. (REIT)	106,950	651,325
Exantas Capital Corp. (REIT)	46,740	496,846
Granite Point Mortgage Trust, Inc. (REIT)	75,519	1,402,388
Great Ajax Corp. (REIT)	25,848	355,152
Invesco Mortgage Capital, Inc. (REIT)	191,352	3,023,362
KKR Real Estate Finance Trust, Inc. (REIT)	31,824	637,116
Ladder Capital Corp. (REIT)	144,888	2,465,994
New York Mortgage Trust, Inc. (REIT)	259,181	1,578,412
Orchid Island Capital, Inc. (REIT)(x)	82,442	542,468
PennyMac Mortgage Investment Trust (REIT)‡	93,331	1,932,885
Ready Capital Corp. (REIT)	27,768	407,357
Redwood Trust, Inc. (REIT)	143,090	2,310,904
TPG RE Finance Trust, Inc. (REIT)	55,073	1,079,431
Western Asset Mortgage Capital Corp. (REIT)	68,432	700,059

		35,946,975

Thrifts & Mortgage Finance (2.1%)
Axos Financial, Inc.*	88,427	2,560,846
Bank7 Corp.*	3,378	58,676
BankFinancial Corp.	20,867	310,292
Bridgewater Bancshares, Inc.*	36,387	375,150
Capitol Federal Financial, Inc.	202,314	2,700,892
Columbia Financial, Inc.*	79,392	1,244,073
Dime Community Bancshares, Inc.	49,410	925,449
Entegra Financial Corp.*	10,647	239,025
ESSA Bancorp, Inc.	14,502	223,331
Essent Group Ltd.*	148,144	6,436,857
Federal Agricultural Mortgage Corp., Class C	14,204	1,028,796
First Defiance Financial Corp.	32,224	926,118
Flagstar Bancorp, Inc.	46,396	1,527,356
FS Bancorp, Inc.	6,198	312,875
Greene County Bancorp, Inc.	4,975	151,041
Hingham Institution for Savings	2,213	380,658
Home Bancorp, Inc.	13,182	438,301
HomeStreet, Inc.*	39,491	1,040,588
Impac Mortgage Holdings, Inc.(x)*	16,156	63,332
Kearny Financial Corp.	132,425	1,704,310
LendingTree, Inc.(x)*	12,227	4,298,524
Luther Burbank Corp.	33,560	338,956
Merchants Bancorp	27,067	581,940
Meridian Bancorp, Inc.	75,468	1,184,093
Meta Financial Group, Inc.	43,845	862,870
MGIC Investment Corp.*	547,222	7,217,858
Mr Cooper Group, Inc.*	113,346	1,086,988
NMI Holdings, Inc., Class A*	95,317	2,465,851
Northfield Bancorp, Inc.	65,554	911,201
Northwest Bancshares, Inc.	148,070	2,512,748
OceanFirst Financial Corp.	74,570	1,794,154
Oconee Federal Financial Corp.(x)	2,102	54,673
Ocwen Financial Corp.*	170,361	310,057
OP Bancorp	16,645	145,644
Oritani Financial Corp.	56,326	936,701
PCSB Financial Corp.	27,258	533,439
PDL Community Bancorp(x)*	11,961	166,856
PennyMac Financial Services, Inc.‡	12,395	275,665
Provident Bancorp, Inc.*	5,638	127,701
Provident Financial Services, Inc.	93,332	2,416,365
Prudential Bancorp, Inc.	12,798	222,045
Radian Group, Inc.	332,645	6,899,057
Riverview Bancorp, Inc.	36,722	268,438
SI Financial Group, Inc.	17,447	225,241
Southern Missouri Bancorp, Inc.	11,183	344,436
Sterling Bancorp, Inc.	35,382	358,773
Territorial Bancorp, Inc.	11,741	315,950
Timberland Bancorp, Inc.	12,201	341,384
TrustCo Bank Corp.	144,500	1,121,320
United Community Financial Corp.	76,130	711,816
United Financial Bancorp, Inc.	73,493	1,054,625
Walker & Dunlop, Inc.	42,306	2,153,798
Washington Federal, Inc.	123,548	3,569,302
Waterstone Financial, Inc.	34,529	568,347
Western New England Bancorp, Inc.	41,251	380,747
WSFS Financial Corp.	76,905	2,968,533

		72,374,062

Total Financials		533,411,552

Health Care (14.4%)
Biotechnology (6.2%)
Abeona Therapeutics, Inc.(x)*	46,849	344,809
ACADIA Pharmaceuticals, Inc.(x)*	174,388	4,682,318
Acceleron Pharma, Inc.(x)*	66,956	3,118,141
Achaogen, Inc.(x)*	50,602	23,090
Achillion Pharmaceuticals, Inc.*	200,318	592,941
Acorda Therapeutics, Inc.*	70,190	932,825
Adamas Pharmaceuticals, Inc.(x)*	33,342	237,062
ADMA Biologics, Inc.(x)*	28,300	107,257
Aduro Biotech, Inc.*	97,319	387,330
Adverum Biotechnologies, Inc.(x)*	82,249	430,985
Aeglea BioTherapeutics, Inc.*	24,510	197,305
Agenus, Inc.*	139,120	413,186
AgeX Therapeutics, Inc.(x)*	13,883	56,226
Aimmune Therapeutics, Inc.(x)*	68,718	1,535,847
Akebia Therapeutics, Inc.*	129,384	1,059,655
Albireo Pharma, Inc.(x)*	13,732	442,308
Alder Biopharmaceuticals, Inc.(x)*	91,455	1,248,361
Aldeyra Therapeutics, Inc.*	31,517	284,598
Alector, Inc.*	8,151	152,587
Allakos, Inc.(x)*	21,815	883,507
Allena Pharmaceuticals, Inc.*	17,498	122,836
Allogene Therapeutics, Inc.(x)*	33,567	970,422
AMAG Pharmaceuticals, Inc.*	53,105	683,992
Amicus Therapeutics, Inc.(x)*	290,609	3,952,282
AnaptysBio, Inc.*	31,903	2,330,514
Anika Therapeutics, Inc.*	21,618	653,728
Apellis Pharmaceuticals, Inc.*	53,389	1,041,085
Aptinyx, Inc.(x)*	22,193	89,882
Arbutus Biopharma Corp.*	52,878	189,303
Arcus Biosciences, Inc.(x)*	49,267	615,345
Ardelyx, Inc.*	73,573	206,004
Arena Pharmaceuticals, Inc.*	75,957	3,405,152
ArQule, Inc.(x)*	162,612	778,911
Array BioPharma, Inc.*	323,768	7,893,464
Arrowhead Pharmaceuticals, Inc.(x)*	144,055	2,643,409
Assembly Biosciences, Inc.*	33,465	658,926
Atara Biotherapeutics, Inc.*	64,538	2,565,385
Athenex, Inc.*	69,675	853,519
Athersys, Inc.(x)*	187,340	281,010
Audentes Therapeutics, Inc.(x)*	58,392	2,278,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
AVEO Pharmaceuticals, Inc.(x)*	153,344	$125,757
Avid Bioservices, Inc.(x)*	75,600	321,300
Avrobio, Inc.*	19,054	420,141
Bellicum Pharmaceuticals, Inc.(x)*	60,433	203,659
BioCryst Pharmaceuticals, Inc.(x)*	171,284	1,394,252
Biohaven Pharmaceutical Holding Co. Ltd.*	48,121	2,476,788
BioSpecifics Technologies Corp.*	9,241	575,992
BioTime, Inc.(x)*	200,068	262,089
Blueprint Medicines Corp.*	63,728	5,101,426
Calithera Biosciences, Inc.*	46,276	311,900
Calyxt, Inc.(x)*	10,448	183,780
Cara Therapeutics, Inc.(x)*	51,872	1,017,729
CareDx, Inc.*	55,108	1,737,004
CASI Pharmaceuticals, Inc.(x)*	75,132	215,629
Catalyst Biosciences, Inc.*	17,883	145,031
Catalyst Pharmaceuticals, Inc.(x)*	149,185	760,843
Celcuity, Inc.*	8,758	191,888
Cellular Biomedicine Group, Inc.(x)*	18,376	317,905
ChemoCentryx, Inc.*	37,554	521,625
Chimerix, Inc.*	73,107	153,525
Clovis Oncology, Inc.(x)*	73,187	1,816,501
Cohbar, Inc.(m)(x)*	33,458	109,073
Coherus Biosciences, Inc.(x)*	82,918	1,131,002
Concert Pharmaceuticals, Inc.*	32,394	390,996
Constellation Pharmaceuticals, Inc.(x)*	23,201	314,374
Corbus Pharmaceuticals Holdings, Inc.(x)*	77,998	542,086
Corvus Pharmaceuticals, Inc.*	20,848	83,809
Crinetics Pharmaceuticals, Inc.(x)*	12,038	273,985
CTI BioPharma Corp.(x)*	76,320	74,046
Cue Biopharma, Inc.(x)*	26,667	206,136
Cytokinetics, Inc.*	71,015	574,511
CytomX Therapeutics, Inc.*	70,615	759,111
Deciphera Pharmaceuticals, Inc.(x)*	14,168	328,839
Denali Therapeutics, Inc.(x)*	71,531	1,660,950
Dicerna Pharmaceuticals, Inc.*	80,292	1,176,278
Dynavax Technologies Corp.(x)*	100,978	738,149
Eagle Pharmaceuticals, Inc.*	15,496	782,393
Editas Medicine, Inc.*	72,568	1,774,288
Eidos Therapeutics, Inc.(x)*	24,790	581,325
Emergent BioSolutions, Inc.*	69,829	3,527,761
Enanta Pharmaceuticals, Inc.*	25,423	2,428,405
Epizyme, Inc.*	93,521	1,158,725
Equillium, Inc.(x)*	6,446	51,568
Esperion Therapeutics, Inc.(x)*	35,918	1,442,108
Evelo Biosciences, Inc.(x)*	20,688	165,504
Fate Therapeutics, Inc.(x)*	91,410	1,606,074
Fennec Pharmaceuticals, Inc.*	16,738	81,179
FibroGen, Inc.*	117,234	6,371,668
Five Prime Therapeutics, Inc.*	53,574	717,892
Flexion Therapeutics, Inc.(x)*	52,725	658,008
Fortress Biotech, Inc.(x)*	44,095	78,489
Forty Seven, Inc.(x)*	21,363	345,226
G1 Therapeutics, Inc.*	37,651	625,007
Genomic Health, Inc.*	31,698	2,220,445
Geron Corp.(x)*	241,785	401,363
Global Blood Therapeutics, Inc.(x)*	82,426	4,362,808
GlycoMimetics, Inc.*	53,469	666,224
Gossamer Bio, Inc.*	17,088	370,297
Gritstone Oncology, Inc.(x)*	9,862	131,165
GTx, Inc.(x)*	6,915	8,298
Halozyme Therapeutics, Inc.*	190,220	3,062,542
Heron Therapeutics, Inc.(x)*	104,614	2,556,766
Homology Medicines, Inc.(x)*	26,224	727,192
Idera Pharmaceuticals, Inc.(x)*	31,327	79,884
Immune Design Corp.*	49,489	289,511
ImmunoGen, Inc.*	225,173	610,219
Immunomedics, Inc.(x)*	230,983	4,437,183
Inovio Pharmaceuticals, Inc.(x)*	133,012	496,135
Insmed, Inc.*	117,269	3,409,010
Insys Therapeutics, Inc.(x)*	44,223	204,310
Intellia Therapeutics, Inc.(x)*	49,190	840,165
Intercept Pharmaceuticals, Inc.(x)*	33,540	3,751,784
Intrexon Corp.(x)*	115,707	608,619
Invitae Corp.*	109,154	2,556,387
Iovance Biotherapeutics, Inc.*	160,836	1,529,550
Ironwood Pharmaceuticals, Inc.*	214,232	2,898,559
Jounce Therapeutics, Inc.*	21,386	132,593
Kadmon Holdings, Inc.(x)*	145,388	383,824
Karyopharm Therapeutics, Inc.*	76,100	444,424
Kezar Life Sciences, Inc.(x)*	19,040	337,770
Kindred Biosciences, Inc.*	49,696	455,712
Kiniksa Pharmaceuticals Ltd., Class A(x)*	17,686	319,409
Kodiak Sciences, Inc.*	12,789	83,512
Kura Oncology, Inc.*	44,558	739,217
La Jolla Pharmaceutical Co.(x)*	32,514	209,065
Lexicon Pharmaceuticals, Inc.(x)*	65,744	365,537
Ligand Pharmaceuticals, Inc.*	32,046	4,028,503
LogicBio Therapeutics, Inc.(x)*	10,743	106,141
MacroGenics, Inc.*	61,536	1,106,417
Madrigal Pharmaceuticals, Inc.(x)*	10,928	1,368,841
Magenta Therapeutics, Inc.(x)*	21,875	360,281
MannKind Corp.(x)*	255,108	502,563
MediciNova, Inc.(x)*	63,407	525,010
MeiraGTx Holdings plc*	18,352	316,205
Mersana Therapeutics, Inc.*	16,094	84,654
Minerva Neurosciences, Inc.*	46,439	365,011
Miragen Therapeutics, Inc.(x)*	38,849	108,389
Mirati Therapeutics, Inc.(x)*	33,035	2,421,465
Molecular Templates, Inc.*	13,353	77,581
Momenta Pharmaceuticals, Inc.*	149,534	2,172,729
Mustang Bio, Inc.(x)*	22,442	76,527
Myriad Genetics, Inc.*	105,882	3,515,282
NantKwest, Inc.(x)*	44,983	71,073
Natera, Inc.*	51,393	1,059,724
Neon Therapeutics, Inc.*	27,528	177,831
NewLink Genetics Corp.(x)*	46,524	89,791
Novavax, Inc.(x)*	610,606	336,383
Nymox Pharmaceutical Corp.*	40,838	80,451
OPKO Health, Inc.(x)*	506,034	1,320,749
Organovo Holdings, Inc.*	160,150	158,869
Ovid therapeutics, Inc.*	17,357	30,722
Palatin Technologies, Inc.(x)*	347,851	340,964
PDL BioPharma, Inc.*	225,037	837,138
Pfenex, Inc.*	47,785	295,311
Pieris Pharmaceuticals, Inc.(x)*	78,651	263,481
PolarityTE, Inc.(x)*	17,463	186,854
Portola Pharmaceuticals, Inc.(x)*	99,464	3,451,401
Principia Biopharma, Inc.*	8,464	287,776
Progenics Pharmaceuticals, Inc.*	134,953	626,182
Proteostasis Therapeutics, Inc.(x)*	51,016	64,280
Prothena Corp. plc*	62,361	756,439
PTC Therapeutics, Inc.*	79,143	2,978,943
Puma Biotechnology, Inc.(x)*	44,821	1,738,607
Ra Pharmaceuticals, Inc.*	28,779	644,650
Radius Health, Inc.*	63,523	1,266,649
Recro Pharma, Inc.*	31,604	185,199
REGENXBIO, Inc.*	48,792	2,796,270
Repligen Corp.*	59,843	3,535,524
Replimune Group, Inc.(x)*	18,634	283,609
Retrophin, Inc.*	64,800	1,466,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Rhythm Pharmaceuticals, Inc.(x)*	24,575	$673,601
Rigel Pharmaceuticals, Inc.*	278,079	714,663
Rocket Pharmaceuticals, Inc.(x)*	37,496	657,680
Rubius Therapeutics, Inc.(x)*	52,154	943,987
Sangamo Therapeutics, Inc.*	159,199	1,518,758
Savara, Inc.*	45,852	337,929
Scholar Rock Holding Corp.(x)*	22,193	417,006
Selecta Biosciences, Inc.(x)*	69,194	163,990
Seres Therapeutics, Inc.(x)*	30,970	212,764
Solid Biosciences, Inc.(x)*	20,293	186,696
Sorrento Therapeutics, Inc.(x)*	161,377	766,541
Spark Therapeutics, Inc.(x)*	48,459	5,518,511
Spectrum Pharmaceuticals, Inc.*	158,283	1,692,045
Spero Therapeutics, Inc.*	8,873	113,663
Spring Bank Pharmaceuticals, Inc.(x)*	22,149	232,343
Stemline Therapeutics, Inc.*	58,157	747,317
Surface Oncology, Inc.*	11,038	52,651
Sutro Biopharma, Inc.(x)*	8,824	100,505
Syndax Pharmaceuticals, Inc.*	22,554	118,408
Synlogic, Inc.*	23,068	175,086
Synthorx, Inc.(x)*	10,980	223,663
Syros Pharmaceuticals, Inc.*	37,076	338,875
T2 Biosystems, Inc.(x)*	51,650	135,839
TG Therapeutics, Inc.(x)*	102,173	821,471
Tocagen, Inc.*	33,617	365,417
Translate Bio, Inc.(x)*	44,124	449,624
Twist Bioscience Corp.*	7,113	164,879
Tyme Technologies, Inc.(x)*	158,793	279,476
Ultragenyx Pharmaceutical, Inc.(x)*	81,068	5,622,876
UNITY Biotechnology, Inc.(x)*	41,282	334,797
Unum Therapeutics, Inc.(x)*	26,745	117,411
Vanda Pharmaceuticals, Inc.*	80,605	1,483,132
Veracyte, Inc.*	44,297	1,108,311
Verastem, Inc.(x)*	102,328	302,891
Vericel Corp.*	67,610	1,183,851
Viking Therapeutics, Inc.(x)*	98,626	980,342
Vital Therapies, Inc.(x)*	45,767	9,021
Voyager Therapeutics, Inc.*	32,541	622,835
X4 Pharmaceuticals, Inc.(x)*	1,144	19,917
Xencor, Inc.*	73,343	2,278,034
XOMA Corp.(x)*	9,706	120,160
Y-mAbs Therapeutics, Inc.(x)*	9,936	260,423
Zafgen, Inc.(x)*	45,120	123,629
ZIOPHARM Oncology, Inc.(x)*	198,115	762,743

		213,967,825

Health Care Equipment & Supplies (3.2%)
Accuray, Inc.*	137,939	657,969
AngioDynamics, Inc.*	57,362	1,311,295
Antares Pharma, Inc.(x)*	232,511	704,508
AtriCure, Inc.*	57,873	1,550,418
Atrion Corp.	2,237	1,965,607
Avanos Medical, Inc.*	71,508	3,051,961
Axogen, Inc.(x)*	53,230	1,121,024
Axonics Modulation Technologies, Inc.*	9,597	229,848
Cardiovascular Systems, Inc.*	53,179	2,055,900
Cerus Corp.*	209,039	1,302,313
CONMED Corp.	38,451	3,198,354
CryoLife, Inc.*	56,012	1,633,870
CryoPort, Inc.(x)*	40,516	523,467
Cutera, Inc.*	20,775	366,887
CytoSorbents Corp.(x)*	48,363	366,108
ElectroCore, Inc.(x)*	18,844	131,908
Endologix, Inc.*	12,335	81,534
FONAR Corp.*	9,095	186,175
GenMark Diagnostics, Inc.*	76,758	544,214
Glaukos Corp.*	52,187	4,089,895
Globus Medical, Inc., Class A*	114,151	5,640,201
Haemonetics Corp.*	78,913	6,903,309
Helius Medical Technologies, Inc.(x)*	28,108	187,199
Heska Corp.*	10,421	887,036
Inogen, Inc.*	27,139	2,588,246
Integer Holdings Corp.*	47,761	3,602,135
IntriCon Corp.*	13,018	326,491
Invacare Corp.	49,651	415,579
iRadimed Corp.(x)*	5,173	145,310
iRhythm Technologies, Inc.*	36,823	2,760,252
Lantheus Holdings, Inc.*	56,136	1,374,209
LeMaitre Vascular, Inc.	25,073	777,263
LivaNova plc*	74,965	7,290,346
Meridian Bioscience, Inc.	65,797	1,158,685
Merit Medical Systems, Inc.*	82,013	5,070,864
Natus Medical, Inc.*	51,326	1,302,654
Neogen Corp.*	77,265	4,434,238
Neuronetics, Inc.*	18,952	289,018
Nevro Corp.*	45,696	2,856,457
Novocure Ltd.*	113,373	5,461,177
NuVasive, Inc.*	79,097	4,491,919
Nuvectra Corp.*	25,818	284,256
OraSure Technologies, Inc.*	89,203	994,613
Orthofix Medical, Inc.*	27,451	1,548,511
OrthoPediatrics Corp.*	12,565	555,750
Oxford Immunotec Global plc*	38,227	658,651
Pulse Biosciences, Inc.(x)*	17,931	315,406
Quidel Corp.*	52,315	3,425,063
Rockwell Medical, Inc.(x)*	70,502	401,156
RTI Surgical Holdings, Inc.*	87,869	528,093
SeaSpine Holdings Corp.*	23,249	350,595
Senseonics Holdings, Inc.(x)*	126,375	309,619
SI-BONE, Inc.(x)*	12,342	232,523
Sientra, Inc.(x)*	35,061	300,823
STAAR Surgical Co.*	66,588	2,276,644
Surmodics, Inc.*	20,354	884,992
Tactile Systems Technology, Inc.*	27,597	1,454,914
Tandem Diabetes Care, Inc.*	78,479	4,983,417
TransEnterix, Inc.(x)*	256,805	611,196
Utah Medical Products, Inc.	5,462	482,022
Vapotherm, Inc.*	6,267	123,147
Varex Imaging Corp.*	59,929	2,030,395
ViewRay, Inc.(x)*	99,129	732,563
Wright Medical Group NV*	191,615	6,026,292

		112,546,484

Health Care Providers & Services (1.6%)
AAC Holdings, Inc.(x)*	21,533	39,621
Addus HomeCare Corp.*	14,257	906,603
Amedisys, Inc.*	41,011	5,055,016
American Renal Associates Holdings, Inc.(x)*	20,306	124,679
AMN Healthcare Services, Inc.*	70,657	3,327,238
Apollo Medical Holdings, Inc.*	5,511	100,961
BioScrip, Inc.(x)*	182,867	365,734
BioTelemetry, Inc.*	50,310	3,150,412
Brookdale Senior Living, Inc.*	293,536	1,931,467
Capital Senior Living Corp.*	37,634	150,160
Community Health Systems, Inc.*	134,494	501,663
CorVel Corp.*	14,252	929,800
Cross Country Healthcare, Inc.*	53,036	372,843
Diplomat Pharmacy, Inc.(x)*	89,112	517,741
Ensign Group, Inc. (The)	76,338	3,907,742
Genesis Healthcare, Inc.*	83,858	120,756
Guardant Health, Inc.(x)*	22,777	1,746,996
HealthEquity, Inc.*	83,358	6,166,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
LHC Group, Inc.*	45,215	$5,012,535
Magellan Health, Inc.*	37,346	2,461,848
National HealthCare Corp.	19,078	1,447,639
National Research Corp.	18,128	699,741
Owens & Minor, Inc.	100,584	412,394
Patterson Cos., Inc.	124,671	2,724,061
PetIQ, Inc.(x)*	24,729	776,738
Providence Service Corp. (The)*	17,504	1,166,116
Quorum Health Corp.(x)*	42,420	59,388
R1 RCM, Inc.*	161,590	1,562,575
RadNet, Inc.*	62,222	770,931
Select Medical Holdings Corp.*	162,823	2,294,176
Surgery Partners, Inc.(x)*	27,457	309,715
Tenet Healthcare Corp.*	128,355	3,701,758
Tivity Health, Inc.*	72,784	1,278,087
Triple-S Management Corp., Class B*	34,673	791,238
US Physical Therapy, Inc.	19,571	2,055,542

		56,940,739

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	264,942	2,527,547
Castlight Health, Inc., Class B*	117,695	441,356
Computer Programs & Systems, Inc.(x)	19,035	565,149
Evolent Health, Inc., Class A(x)*	101,821	1,280,908
HealthStream, Inc.*	40,668	1,141,144
HMS Holdings Corp.*	126,941	3,758,723
Inovalon Holdings, Inc., Class A(x)*	102,580	1,275,069
Inspire Medical Systems, Inc.*	22,642	1,285,613
Medidata Solutions, Inc.*	88,728	6,498,439
NantHealth, Inc.(x)*	24,128	22,198
NextGen Healthcare Information Systems LLC*	84,704	1,425,568
Omnicell, Inc.*	59,668	4,823,561
Simulations Plus, Inc.	18,847	397,860
Tabula Rasa HealthCare, Inc.(x)*	26,678	1,505,173
Teladoc Health, Inc.(x)*	102,990	5,726,244
Vocera Communications, Inc.(x)*	45,171	1,428,759

		34,103,311

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.(x)*	39,340	826,927
Cambrex Corp.*	52,607	2,043,782
ChromaDex Corp.(x)*	57,391	240,468
Codexis, Inc.(x)*	80,108	1,644,617
Enzo Biochem, Inc.*	61,998	169,255
Fluidigm Corp.*	49,494	657,775
Harvard Bioscience, Inc.*	47,961	206,712
Luminex Corp.	65,093	1,497,790
Medpace Holdings, Inc.*	34,115	2,011,762
NanoString Technologies, Inc.*	41,154	984,815
NeoGenomics, Inc.*	125,722	2,572,272
Pacific Biosciences of California, Inc.*	214,801	1,553,011
Quanterix Corp.(x)*	14,817	382,723
Syneos Health, Inc.*	95,249	4,930,088

		19,721,997

Pharmaceuticals (1.8%)
Aclaris Therapeutics, Inc.(x)*	52,104	312,103
Aerie Pharmaceuticals, Inc.(x)*	53,877	2,559,157
Akcea Therapeutics, Inc.(x)*	20,223	572,918
Akorn, Inc.*	146,583	515,972
Amneal Pharmaceuticals, Inc.*	131,741	1,866,770
Amphastar Pharmaceuticals, Inc.*	55,580	1,135,499
Ampio Pharmaceuticals, Inc.(x)*	117,832	66,222
ANI Pharmaceuticals, Inc.*	12,106	853,957
Aquestive Therapeutics, Inc.*	18,992	131,235
Aratana Therapeutics, Inc.*	72,665	261,594
Arvinas, Inc.(x)*	10,892	160,766
Assertio Therapeutics, Inc.*	86,076	436,405
Clearside Biomedical, Inc.(x)*	42,452	58,584
Collegium Pharmaceutical, Inc.*	47,771	723,253
Corcept Therapeutics, Inc.*	149,452	1,754,566
Cymabay Therapeutics, Inc.*	92,499	1,228,387
Dermira, Inc.*	51,649	699,844
Dova Pharmaceuticals, Inc.(x)*	17,842	158,615
Durect Corp.*	227,332	142,287
Eloxx Pharmaceuticals, Inc.*	36,385	424,977
Endo International plc*	341,038	2,738,535
Evolus, Inc.(x)*	13,409	302,641
Horizon Pharma plc*	277,265	7,328,114
Innovate Biopharmaceuticals, Inc.(x)*	27,699	53,459
Innoviva, Inc.*	103,784	1,456,090
Intersect ENT, Inc.*	46,974	1,510,214
Intra-Cellular Therapies, Inc.*	66,194	806,243
Kala Pharmaceuticals, Inc.(x)*	20,918	172,992
Lannett Co., Inc.(x)*	46,356	364,822
Liquidia Technologies, Inc.(x)*	11,973	136,253
Mallinckrodt plc*	125,072	2,719,065
Marinus Pharmaceuticals, Inc.(x)*	78,845	329,572
Medicines Co. (The)(x)*	104,612	2,923,905
Melinta Therapeutics, Inc.(x)*	11,766	41,769
Menlo Therapeutics, Inc.*	9,405	73,829
MyoKardia, Inc.*	52,420	2,725,316
Neos Therapeutics, Inc.(x)*	70,267	183,397
Ocular Therapeutix, Inc.(x)*	48,916	194,197
Odonate Therapeutics, Inc.(x)*	9,598	212,212
Omeros Corp.(x)*	72,435	1,258,196
Optinose, Inc.(x)*	31,642	325,913
Osmotica Pharmaceuticals plc*	13,785	49,626
Pacira Pharmaceuticals, Inc.*	60,241	2,292,772
Paratek Pharmaceuticals, Inc.(x)*	48,120	257,923
Phibro Animal Health Corp., Class A	32,326	1,066,758
Prestige Consumer Healthcare, Inc.*	81,679	2,443,019
Reata Pharmaceuticals, Inc., Class A(x)*	29,351	2,508,630
resTORbio, Inc.(x)*	13,789	94,041
Revance Therapeutics, Inc.*	58,162	916,633
scPharmaceuticals, Inc.(x)*	6,348	19,044
Sienna Biopharmaceuticals, Inc.(x)*	22,131	51,344
SIGA Technologies, Inc.*	86,125	517,611
Supernus Pharmaceuticals, Inc.*	74,517	2,611,076
Teligent, Inc.(x)*	59,824	69,396
Tetraphase Pharmaceuticals, Inc.*	71,588	95,928
TherapeuticsMD, Inc.(x)*	286,104	1,393,326
Theravance Biopharma, Inc.(x)*	64,779	1,468,540
Tricida, Inc.*	27,501	1,062,089
Verrica Pharmaceuticals, Inc.*	15,400	166,474
WaVe Life Sciences Ltd.(x)*	31,147	1,210,061
Xeris Pharmaceuticals, Inc.*	30,604	307,264
Zogenix, Inc.(x)*	64,212	3,532,302
Zomedica Pharmaceuticals Corp.(x)*	72,866	25,503

		62,079,205

Total Health Care		499,359,561

Industrials (13.0%)
Aerospace & Defense (0.9%)
AAR Corp.	51,610	1,677,841
Aerojet Rocketdyne Holdings, Inc.*	111,121	3,948,129
Aerovironment, Inc.*	32,177	2,201,229
Astronics Corp.*	34,241	1,120,365
Axon Enterprise, Inc.*	88,229	4,800,540
Cubic Corp.	47,319	2,661,221
Ducommun, Inc.*	16,743	728,655
KeyW Holding Corp. (The)*	79,280	683,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kratos Defense & Security Solutions, Inc.*	138,300	$2,161,629
Maxar Technologies, Inc.(x)	89,464	359,645
Mercury Systems, Inc.*	72,115	4,621,129
Moog, Inc., Class A	49,042	4,264,202
National Presto Industries, Inc.	7,792	845,822
Triumph Group, Inc.	74,074	1,411,850
Vectrus, Inc.*	17,510	465,591
Wesco Aircraft Holdings, Inc.*	87,432	768,527

		32,719,769

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	91,644	2,112,394
Atlas Air Worldwide Holdings, Inc.*	37,181	1,879,871
Echo Global Logistics, Inc.*	44,747	1,108,831
Forward Air Corp.	43,476	2,814,202
Hub Group, Inc., Class A*	51,311	2,096,054
Radiant Logistics, Inc.*	61,094	384,892

		10,396,244

Airlines (0.4%)
Allegiant Travel Co.	19,821	2,566,225
Hawaiian Holdings, Inc.	77,011	2,021,539
Mesa Air Group, Inc.*	14,342	119,612
SkyWest, Inc.	77,948	4,231,797
Spirit Airlines, Inc.*	105,726	5,588,676

		14,527,849

Building Products (1.1%)
AAON, Inc.	62,617	2,891,653
Advanced Drainage Systems, Inc.	56,828	1,464,458
American Woodmark Corp.*	21,110	1,744,319
Apogee Enterprises, Inc.	39,531	1,482,017
Armstrong Flooring, Inc.*	34,168	464,685
Builders FirstSource, Inc.*	169,660	2,263,264
Caesarstone Ltd.(x)	34,540	539,169
Continental Building Products, Inc.*	58,584	1,452,297
CSW Industrials, Inc.*	22,267	1,275,677
Gibraltar Industries, Inc.*	50,134	2,035,942
Griffon Corp.	54,833	1,013,314
Insteel Industries, Inc.	29,273	612,391
JELD-WEN Holding, Inc.*	106,714	1,884,569
Masonite International Corp.*	41,334	2,062,153
NCI Building Systems, Inc.*	64,655	398,275
Patrick Industries, Inc.*	36,232	1,642,034
PGT Innovations, Inc.*	88,925	1,231,611
Quanex Building Products Corp.	47,978	762,371
Simpson Manufacturing Co., Inc.	63,568	3,767,675
Trex Co., Inc.*	90,984	5,597,336
Universal Forest Products, Inc.	90,638	2,709,170

		37,294,380

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	101,191	3,678,293
ACCO Brands Corp.	151,277	1,294,931
Advanced Disposal Services, Inc.*	109,012	3,052,336
Brady Corp., Class A	72,722	3,375,028
BrightView Holdings, Inc.*	45,626	657,014
Brink’s Co. (The)	77,320	5,830,701
Casella Waste Systems, Inc., Class A*	66,293	2,357,379
CECO Environmental Corp.*	46,154	332,309
Charah Solutions, Inc.*	11,950	76,480
Cimpress NV*	33,423	2,678,185
Covanta Holding Corp.	178,097	3,082,859
Deluxe Corp.	69,769	3,050,301
Ennis, Inc.	40,239	835,362
Healthcare Services Group, Inc.(x)	113,530	3,745,355
Heritage-Crystal Clean, Inc.*	23,274	638,871
Herman Miller, Inc.	88,693	3,120,220
HNI Corp.	65,281	2,369,047
Interface, Inc.	92,984	1,424,515
Kimball International, Inc., Class B	56,768	802,699
Knoll, Inc.	76,459	1,445,840
LSC Communications, Inc.(x)	50,835	331,953
Matthews International Corp., Class A	48,990	1,810,180
McGrath RentCorp	37,848	2,141,061
Mobile Mini, Inc.	67,268	2,283,076
MSA Safety, Inc.	52,397	5,417,850
Multi-Color Corp.	21,780	1,086,604
NL Industries, Inc.*	10,418	40,422
PICO Holdings, Inc.*	28,690	284,031
Pitney Bowes, Inc.	295,431	2,029,611
Quad/Graphics, Inc.	50,273	598,249
RR Donnelley & Sons Co.	110,347	520,838
SP Plus Corp.*	35,536	1,212,488
Steelcase, Inc., Class A	133,215	1,938,278
Team, Inc.(x)*	47,669	834,207
Tetra Tech, Inc.	85,145	5,073,791
UniFirst Corp.	23,020	3,533,570
US Ecology, Inc.	32,859	1,839,447
Viad Corp.	31,952	1,798,578
VSE Corp.	13,048	412,056

		77,034,015

Construction & Engineering (1.0%)
Aegion Corp.*	50,669	890,254
Ameresco, Inc., Class A*	29,699	480,530
Argan, Inc.	22,987	1,148,201
Comfort Systems USA, Inc.	55,818	2,924,305
Dycom Industries, Inc.*	45,592	2,094,496
EMCOR Group, Inc.	88,108	6,438,933
Granite Construction, Inc.	67,118	2,896,142
Great Lakes Dredge & Dock Corp.*	89,598	798,318
HC2 Holdings, Inc.(x)*	60,118	147,289
IES Holdings, Inc.*	14,551	258,571
Infrastructure and Energy Alternatives, Inc.*	25,673	134,527
KBR, Inc.	216,023	4,123,879
MasTec, Inc.(x)*	97,492	4,689,365
MYR Group, Inc.*	25,266	874,962
Northwest Pipe Co.*	15,761	378,264
NV5 Global, Inc.*	14,831	880,368
Orion Group Holdings, Inc.*	38,279	111,775
Primoris Services Corp.	66,011	1,365,107
Sterling Construction Co., Inc.*	42,862	536,632
Tutor Perini Corp.(x)*	59,426	1,017,373
WillScot Corp.*	55,825	619,099

		32,808,390

Electrical Equipment (0.7%)
Allied Motion Technologies, Inc.	11,539	396,711
Atkore International Group, Inc.*	61,270	1,319,143
AZZ, Inc.	40,645	1,663,600
Babcock & Wilcox Enterprises, Inc.(x)*	51,390	21,131
Encore Wire Corp.	31,973	1,829,495
Energous Corp.(x)*	35,303	223,821
EnerSys	66,132	4,309,161
Enphase Energy, Inc.(x)*	135,803	1,253,462
FuelCell Energy, Inc.(x)*	122,590	30,182
Generac Holdings, Inc.*	93,094	4,769,206
Plug Power, Inc.(x)*	337,687	810,449
Powell Industries, Inc.	13,890	368,779
Preformed Line Products Co.	4,838	256,849
Sunrun, Inc.(x)*	151,765	2,133,816
Thermon Group Holdings, Inc.*	51,416	1,260,206
TPI Composites, Inc.*	22,861	654,282
Vicor Corp.(x)*	28,191	874,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Vivint Solar, Inc.(x)*	52,075	$258,813

		22,433,591

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	56,286	2,159,694

Machinery (3.3%)
Actuant Corp., Class A	91,401	2,227,442
Alamo Group, Inc.	15,160	1,515,090
Albany International Corp., Class A	43,839	3,138,434
Altra Industrial Motion Corp.	90,923	2,823,159
Astec Industries, Inc.	35,517	1,341,122
Barnes Group, Inc.	73,229	3,764,703
Blue Bird Corp.(x)*	22,033	373,019
Briggs & Stratton Corp.	65,159	770,831
Chart Industries, Inc.*	47,360	4,287,027
CIRCOR International, Inc.*	25,474	830,452
Columbus McKinnon Corp.	35,279	1,211,834
Commercial Vehicle Group, Inc.*	46,545	357,000
DMC Global, Inc.	22,626	1,123,155
Douglas Dynamics, Inc.	35,177	1,339,188
Eastern Co. (The)	8,012	220,490
Energy Recovery, Inc.(x)*	57,735	504,027
EnPro Industries, Inc.	32,093	2,068,394
ESCO Technologies, Inc.	38,646	2,590,441
Evoqua Water Technologies Corp.*	113,854	1,432,283
Federal Signal Corp.	93,282	2,424,399
Franklin Electric Co., Inc.	70,562	3,605,013
FreightCar America, Inc.(x)*	20,172	124,260
Gencor Industries, Inc.*	11,016	136,158
Global Brass & Copper Holdings, Inc.	33,891	1,167,206
Gorman-Rupp Co. (The)	28,054	952,153
Graham Corp.	15,818	310,507
Greenbrier Cos., Inc. (The)	49,694	1,601,638
Harsco Corp.*	122,276	2,465,084
Hillenbrand, Inc.	96,023	3,987,835
Hurco Cos., Inc.	10,089	406,889
Hyster-Yale Materials Handling, Inc.	16,276	1,014,971
John Bean Technologies Corp.	48,156	4,425,055
Kadant, Inc.	16,149	1,420,466
Kennametal, Inc.	124,575	4,578,131
LB Foster Co., Class A*	14,474	272,401
Lindsay Corp.	16,846	1,630,524
Lydall, Inc.*	26,564	623,191
Manitex International, Inc.*	21,130	161,645
Manitowoc Co., Inc. (The)*	55,466	910,197
Meritor, Inc.*	122,153	2,485,814
Milacron Holdings Corp.*	109,667	1,241,430
Miller Industries, Inc.	17,530	540,801
Mueller Industries, Inc.	86,197	2,701,414
Mueller Water Products, Inc., Class A	233,150	2,340,826
Navistar International Corp.*	74,609	2,409,871
NN, Inc.(x)	63,092	472,559
Omega Flex, Inc.	4,531	343,450
Park-Ohio Holdings Corp.	13,206	427,610
Proto Labs, Inc.*	41,502	4,363,520
RBC Bearings, Inc.*	36,755	4,674,133
REV Group, Inc.(x)	44,250	484,538
Rexnord Corp.*	159,533	4,010,660
Spartan Motors, Inc.	51,074	450,983
SPX Corp.*	65,055	2,263,263
SPX FLOW, Inc.*	66,185	2,111,302
Standex International Corp.	18,778	1,378,305
Sun Hydraulics Corp.	45,408	2,111,926
Tennant Co.	28,031	1,740,445
Titan International, Inc.	75,363	449,917
TriMas Corp.*	71,963	2,175,442
Twin Disc, Inc.*	14,800	246,420
Wabash National Corp.	80,021	1,084,285
Watts Water Technologies, Inc., Class A	42,485	3,433,638
Woodward, Inc.	82,854	7,862,016

		115,940,382

Marine (0.1%)
Costamare, Inc.	83,027	431,740
Eagle Bulk Shipping, Inc.*	70,774	329,099
Genco Shipping & Trading Ltd.(x)*	17,299	129,051
Matson, Inc.	64,048	2,311,492
Safe Bulkers, Inc.*	69,697	101,758
Scorpio Bulkers, Inc.	90,007	345,627

		3,648,767

Professional Services (1.4%)
Acacia Research Corp.*	70,128	228,617
ASGN, Inc.*	77,775	4,937,935
Barrett Business Services, Inc.	11,017	851,945
BG Staffing, Inc.	13,317	290,843
CBIZ, Inc.*	81,311	1,645,735
CRA International, Inc.	13,009	657,475
Exponent, Inc.	79,117	4,566,633
Forrester Research, Inc.	16,260	786,171
Franklin Covey Co.*	14,199	359,235
FTI Consulting, Inc.*	58,319	4,480,066
GP Strategies Corp.*	18,537	225,224
Heidrick & Struggles International, Inc.	29,320	1,123,836
Huron Consulting Group, Inc.*	34,709	1,638,959
ICF International, Inc.	28,389	2,159,835
InnerWorkings, Inc.*	69,032	249,896
Insperity, Inc.	59,054	7,302,618
Kelly Services, Inc., Class A	48,878	1,078,249
Kforce, Inc.	36,387	1,277,911
Korn Ferry	86,733	3,883,904
Mistras Group, Inc.*	27,484	379,554
Navigant Consulting, Inc.	66,367	1,292,165
Resources Connection, Inc.	46,132	763,023
TriNet Group, Inc.*	67,007	4,002,998
TrueBlue, Inc.*	63,224	1,494,615
Upwork, Inc.(x)*	18,636	356,693
WageWorks, Inc.*	62,288	2,351,995
Willdan Group, Inc.*	15,840	587,189

		48,973,319

Road & Rail (0.4%)
ArcBest Corp.	38,296	1,179,134
Avis Budget Group, Inc.*	100,009	3,486,314
Covenant Transportation Group, Inc., Class A*	19,582	371,666
Daseke, Inc.*	61,850	314,817
Heartland Express, Inc.	69,184	1,333,868
Hertz Global Holdings, Inc.*	86,085	1,495,296
Marten Transport Ltd.	61,821	1,102,268
PAM Transportation Services, Inc.*	3,209	157,048
Saia, Inc.*	38,707	2,364,998
Universal Logistics Holdings, Inc.	12,641	248,775
US Xpress Enterprises, Inc., Class A(x)*	38,777	256,316
USA Truck, Inc.*	11,881	171,562
Werner Enterprises, Inc.	69,182	2,362,565
YRC Worldwide, Inc.(x)*	50,107	335,216

		15,179,843

Trading Companies & Distributors (1.1%)
Aircastle Ltd.	85,331	1,727,099
Applied Industrial Technologies, Inc.	57,482	3,418,455
Beacon Roofing Supply, Inc.*	104,374	3,356,668

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
BlueLinx Holdings, Inc.(x)*	13,427	$357,695
BMC Stock Holdings, Inc.*	106,160	1,875,847
CAI International, Inc.*	27,775	644,380
DXP Enterprises, Inc.*	24,625	958,405
EVI Industries, Inc.(x)	6,645	253,374
Foundation Building Materials, Inc.(x)*	23,744	233,641
GATX Corp.	57,304	4,376,307
General Finance Corp.*	17,329	161,680
GMS, Inc.*	51,615	780,419
H&E Equipment Services, Inc.	49,947	1,254,169
Herc Holdings, Inc.*	37,705	1,469,741
Kaman Corp.	41,818	2,443,844
Lawson Products, Inc.*	10,706	335,740
MRC Global, Inc.*	131,957	2,306,608
NOW, Inc.*	163,001	2,275,494
Rush Enterprises, Inc., Class A	44,673	1,867,778
Rush Enterprises, Inc., Class B	6,975	289,672
SiteOne Landscape Supply, Inc.(x)*	61,873	3,536,042
Systemax, Inc.	19,875	449,970
Textainer Group Holdings Ltd.*	41,937	404,692
Titan Machinery, Inc.*	29,593	460,467
Triton International Ltd.	78,360	2,436,996
Veritiv Corp.*	17,334	456,231
Willis Lease Finance Corp.*	4,847	205,464

		38,336,878

Total Industrials		451,453,121

Information Technology (14.0%)
Communications Equipment (1.5%)
Acacia Communications, Inc.*	41,297	2,368,383
ADTRAN, Inc.	75,202	1,030,267
Aerohive Networks, Inc.*	50,768	229,979
Applied Optoelectronics, Inc.(x)*	29,458	359,388
CalAmp Corp.*	52,874	665,155
Calix, Inc.*	68,760	529,452
Casa Systems, Inc.*	39,180	325,194
Ciena Corp.*	221,014	8,252,663
Clearfield, Inc.*	16,760	246,372
Comtech Telecommunications Corp.	37,338	866,988
DASAN Zhone Solutions, Inc.*	8,107	86,664
Digi International, Inc.*	40,250	509,967
Extreme Networks, Inc.*	174,280	1,305,357
Finisar Corp.*	180,384	4,179,497
Harmonic, Inc.*	131,559	713,050
Infinera Corp.*	240,682	1,044,560
InterDigital, Inc.	51,408	3,391,900
KVH Industries, Inc.*	26,580	270,850
Lumentum Holdings, Inc.*	116,496	6,586,684
NETGEAR, Inc.*	47,321	1,567,271
NetScout Systems, Inc.*	114,351	3,209,833
Plantronics, Inc.	50,216	2,315,460
Quantenna Communications, Inc.*	51,111	1,243,531
Ribbon Communications, Inc.*	86,717	446,592
ViaSat, Inc.(x)*	85,427	6,620,592
Viavi Solutions, Inc.*	349,699	4,329,274

		52,694,923

Electronic Equipment, Instruments & Components (2.3%)
Anixter International, Inc.*	44,592	2,502,057
Arlo Technologies, Inc.*	115,405	476,623
AVX Corp.	73,269	1,270,484
Badger Meter, Inc.	43,281	2,408,155
Bel Fuse, Inc., Class B	13,809	349,092
Belden, Inc.	61,787	3,317,962
Benchmark Electronics, Inc.	68,951	1,809,964
Control4 Corp.*	40,852	691,624
CTS Corp.	51,356	1,508,326
Daktronics, Inc.	58,344	434,663
ePlus, Inc.*	21,008	1,860,048
Fabrinet*	54,972	2,878,334
FARO Technologies, Inc.*	26,844	1,178,720
Fitbit, Inc., Class A*	324,019	1,918,192
II-VI, Inc.*	96,372	3,588,893
Insight Enterprises, Inc.*	53,543	2,948,078
Iteris, Inc.*	34,075	142,093
Itron, Inc.*	51,430	2,399,209
KEMET Corp.	88,570	1,503,033
Kimball Electronics, Inc.*	39,901	618,066
Knowles Corp.*	137,183	2,418,536
Maxwell Technologies, Inc.*	53,698	240,030
Mesa Laboratories, Inc.	5,279	1,216,809
Methode Electronics, Inc.	54,114	1,557,401
MTS Systems Corp.	28,056	1,527,930
Napco Security Technologies, Inc.*	18,610	385,971
nLight, Inc.(x)*	35,671	794,750
Novanta, Inc.*	50,345	4,265,732
OSI Systems, Inc.*	25,330	2,218,908
PAR Technology Corp.*	16,815	411,295
Park Electrochemical Corp.	30,950	485,915
PC Connection, Inc.	18,462	677,002
Plexus Corp.*	46,653	2,843,500
Rogers Corp.*	28,244	4,487,407
Sanmina Corp.*	103,490	2,985,687
ScanSource, Inc.*	39,547	1,416,574
SYNNEX Corp.	63,716	6,077,869
Tech Data Corp.*	57,419	5,880,280
TTM Technologies, Inc.*	147,301	1,727,841
Vishay Intertechnology, Inc.	203,536	3,759,310
Vishay Precision Group, Inc.*	16,130	551,807

		79,734,170

IT Services (1.9%)
Brightcove, Inc.*	53,064	446,268
CACI International, Inc., Class A*	37,803	6,880,902
Carbonite, Inc.*	50,647	1,256,552
Cardtronics plc, Class A*	62,295	2,216,456
Cass Information Systems, Inc.	22,620	1,069,926
CSG Systems International, Inc.	49,779	2,105,652
Endurance International Group Holdings, Inc.*	102,436	742,661
Everi Holdings, Inc.*	102,410	1,077,353
EVERTEC, Inc.	92,468	2,571,535
Evo Payments, Inc., Class A(x)*	37,623	1,092,948
Exela Technologies, Inc.*	70,007	233,823
ExlService Holdings, Inc.*	50,714	3,043,854
GTT Communications, Inc.(x)*	66,624	2,311,853
Hackett Group, Inc. (The)	36,572	577,838
I3 Verticals, Inc., Class A*	12,116	291,026
Information Services Group, Inc.*	58,102	216,720
Internap Corp.*	43,406	215,294
Limelight Networks, Inc.*	162,664	525,405
LiveRamp Holdings, Inc.*	104,386	5,696,344
ManTech International Corp., Class A	41,545	2,244,261
MAXIMUS, Inc.	98,349	6,980,812
MoneyGram International, Inc.*	43,712	89,173
NIC, Inc.	97,613	1,668,206
Perficient, Inc.*	50,744	1,389,878
Perspecta, Inc.	217,812	4,404,159
PFSweb, Inc.*	22,066	114,964
Presidio, Inc.	63,387	938,128
PRGX Global, Inc.*	35,293	279,521
Science Applications International Corp.	77,751	5,982,939
ServiceSource International, Inc.*	112,615	103,763
Sykes Enterprises, Inc.*	62,026	1,754,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Travelport Worldwide Ltd.	191,320	$3,009,464
TTEC Holdings, Inc.	21,676	785,322
Tucows, Inc., Class A(x)*	14,934	1,212,342
Unisys Corp.(x)*	79,525	928,057
Virtusa Corp.*	42,936	2,294,929

		66,752,423

Semiconductors & Semiconductor Equipment (2.6%)
ACM Research, Inc., Class A(x)*	12,055	186,009
Adesto Technologies Corp.(x)*	39,253	237,481
Advanced Energy Industries, Inc.*	58,008	2,881,837
Alpha & Omega Semiconductor Ltd.*	31,147	358,502
Ambarella, Inc.*	48,673	2,102,674
Amkor Technology, Inc.*	162,432	1,387,169
Aquantia Corp.*	32,029	290,183
Axcelis Technologies, Inc.*	50,315	1,012,338
AXT, Inc.(x)*	55,535	247,131
Brooks Automation, Inc.	106,194	3,114,670
Cabot Microelectronics Corp.	43,779	4,901,497
CEVA, Inc.*	31,995	862,585
Cirrus Logic, Inc.*	90,989	3,827,907
Cohu, Inc.	62,175	917,081
Cree, Inc.*	159,757	9,141,296
Diodes, Inc.*	60,699	2,106,255
Entegris, Inc.	218,910	7,812,898
FormFactor, Inc.*	116,098	1,868,017
Ichor Holdings Ltd.(x)*	35,395	799,219
Impinj, Inc.(x)*	24,308	407,281
Inphi Corp.*	66,128	2,892,439
Integrated Device Technology, Inc.*	199,631	9,779,923
Kopin Corp.*	87,727	117,554
Lattice Semiconductor Corp.*	177,187	2,113,841
MACOM Technology Solutions Holdings, Inc.*	71,144	1,188,816
MaxLinear, Inc.*	95,774	2,445,110
Nanometrics, Inc.*	36,243	1,119,184
NeoPhotonics Corp.*	57,156	359,511
NVE Corp.	7,665	750,327
PDF Solutions, Inc.*	41,938	517,934
Photronics, Inc.*	104,315	985,777
Power Integrations, Inc.	43,550	3,045,887
Rambus, Inc.*	167,342	1,748,724
Rudolph Technologies, Inc.*	49,461	1,127,711
Semtech Corp.*	100,075	5,094,818
Silicon Laboratories, Inc.*	66,025	5,338,781
SMART Global Holdings, Inc.*	19,552	375,398
SunPower Corp.(x)*	97,971	637,791
Synaptics, Inc.*	54,437	2,163,871
Ultra Clean Holdings, Inc.(x)*	59,977	620,762
Veeco Instruments, Inc.*	74,503	807,612
Xperi Corp.	74,015	1,731,951

		89,425,752

Software (5.4%)
8x8, Inc.*	143,038	2,889,368
A10 Networks, Inc.*	81,838	580,231
ACI Worldwide, Inc.*	176,618	5,805,434
Agilysys, Inc.*	25,274	535,051
Alarm.com Holdings, Inc.*	47,620	3,090,538
Altair Engineering, Inc., Class A*	39,157	1,441,369
Alteryx, Inc., Class A*	44,736	3,752,008
Amber Road, Inc.*	35,693	309,458
American Software, Inc., Class A	42,914	512,822
Anaplan, Inc.*	28,243	1,111,644
Appfolio, Inc., Class A*	24,507	1,945,856
Asure Software, Inc.(x)*	14,850	90,734
Avalara, Inc.*	42,704	2,382,456
Avaya Holdings Corp.*	158,372	2,665,401
Benefitfocus, Inc.(x)*	44,225	2,190,022
Blackbaud, Inc.	74,363	5,928,962
Blackline, Inc.*	55,829	2,585,999
Bottomline Technologies DE, Inc.*	64,477	3,229,653
Box, Inc., Class A*	193,767	3,741,641
Carbon Black, Inc.*	60,374	842,217
ChannelAdvisor Corp.*	38,988	474,874
Cision Ltd.*	105,177	1,448,287
Cloudera, Inc.*	307,658	3,365,779
CommVault Systems, Inc.*	61,444	3,977,885
Cornerstone OnDemand, Inc.*	83,693	4,584,703
Coupa Software, Inc.*	85,610	7,788,798
Digimarc Corp.(x)*	17,738	556,618
Domo, Inc., Class B*	25,666	1,035,110
Ebix, Inc.(x)	37,786	1,865,495
eGain Corp.*	26,519	277,124
Ellie Mae, Inc.(x)*	53,431	5,273,105
Envestnet, Inc.*	68,720	4,493,601
Everbridge, Inc.*	44,716	3,354,147
Five9, Inc.*	88,280	4,663,832
ForeScout Technologies, Inc.*	47,028	1,970,943
Fusion Connect, Inc.(x)*	31,205	40,879
HubSpot, Inc.*	57,117	9,493,417
Instructure, Inc.(x)*	49,879	2,350,298
j2 Global, Inc.	72,499	6,278,413
LivePerson, Inc.*	89,353	2,593,024
Majesco*	13,897	97,974
MicroStrategy, Inc., Class A*	13,227	1,907,995
Mitek Systems, Inc.*	49,503	605,917
MobileIron, Inc.*	122,641	670,846
Model N, Inc.*	41,560	728,962
Monotype Imaging Holdings, Inc.	64,077	1,274,492
New Relic, Inc.*	69,586	6,868,138
OneSpan, Inc.*	49,481	951,025
Park City Group, Inc.(x)*	22,715	181,493
Paylocity Holding Corp.*	44,423	3,962,087
Progress Software Corp.	67,797	3,008,153
PROS Holdings, Inc.*	49,701	2,099,370
Q2 Holdings, Inc.*	57,433	3,977,810
QAD, Inc., Class A	16,956	730,295
QAD, Inc., Class B	249	7,721
Qualys, Inc.*	52,399	4,335,493
Rapid7, Inc.*	56,081	2,838,259
Rimini Street, Inc.(x)*	12,405	62,025
SailPoint Technologies Holding, Inc.*	106,523	3,059,341
SecureWorks Corp., Class A(x)*	14,823	272,743
ShotSpotter, Inc.*	10,891	420,393
SPS Commerce, Inc.*	26,125	2,770,818
SVMK, Inc.*	27,728	504,927
Telaria, Inc.*	65,206	413,406
Telenav, Inc.*	46,275	280,889
Tenable Holdings, Inc.*	45,828	1,450,914
TiVo Corp.	190,826	1,778,498
Trade Desk, Inc. (The), Class A(x)*	51,306	10,156,023
Upland Software, Inc.*	23,521	996,350
Varonis Systems, Inc.*	42,872	2,556,457
Verint Systems, Inc.*	99,133	5,934,101
Veritone, Inc.(x)*	10,826	56,295
VirnetX Holding Corp.(x)*	93,001	588,696
Workiva, Inc.*	44,718	2,267,203
Yext, Inc.*	130,671	2,856,468
Zix Corp.*	82,025	564,332
Zscaler, Inc.(x)*	93,699	6,646,070

		189,399,175

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	171,414	1,844,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Avid Technology, Inc.*	38,865	$289,544
Cray, Inc.*	60,895	1,586,315
Diebold Nixdorf, Inc.	114,389	1,266,286
Eastman Kodak Co.(x)*	24,214	71,673
Electronics For Imaging, Inc.*	68,701	1,848,057
Immersion Corp.*	38,922	328,113
Stratasys Ltd.*	79,545	1,894,762
USA Technologies, Inc.(x)*	90,940	377,401

		9,506,566

Total Information Technology		487,513,009

Materials (3.5%)
Chemicals (1.8%)
Advanced Emissions Solutions, Inc.(x)	24,884	287,659
AdvanSix, Inc.*	47,119	1,346,190
AgroFresh Solutions, Inc.(x)*	47,501	158,653
American Vanguard Corp.	46,604	802,521
Amyris, Inc.(x)*	49,806	104,095
Balchem Corp.	49,388	4,583,206
Chase Corp.	10,333	956,216
Ferro Corp.*	125,842	2,382,189
Flotek Industries, Inc.(x)*	86,180	279,223
FutureFuel Corp.	39,460	528,764
GCP Applied Technologies, Inc.*	109,845	3,251,412
Hawkins, Inc.	15,856	583,977
HB Fuller Co.	77,572	3,773,102
Ingevity Corp.*	65,422	6,909,217
Innophos Holdings, Inc.	30,566	921,259
Innospec, Inc.	36,973	3,081,700
Intrepid Potash, Inc.*	158,847	602,030
Koppers Holdings, Inc.*	31,579	820,422
Kraton Corp.*	48,667	1,566,104
Kronos Worldwide, Inc.	34,768	487,447
Livent Corp.*	227,248	2,790,606
LSB Industries, Inc.*	32,279	201,421
Marrone Bio Innovations, Inc.(x)*	79,345	121,398
Minerals Technologies, Inc.	53,465	3,143,207
OMNOVA Solutions, Inc.*	65,164	457,451
PolyOne Corp.	121,918	3,573,417
PQ Group Holdings, Inc.*	59,326	899,975
Quaker Chemical Corp.	20,052	4,017,017
Rayonier Advanced Materials, Inc.(x)	79,066	1,072,135
Sensient Technologies Corp.	65,444	4,436,449
Stepan Co.	30,826	2,697,892
Trecora Resources*	32,064	291,462
Tredegar Corp.	41,749	673,829
Trinseo SA	65,071	2,947,716
Tronox Holdings plc, Class A	140,570	1,848,496
Valhi, Inc.	38,926	89,919

		62,687,776

Construction Materials (0.1%)
Forterra, Inc.(x)*	30,385	128,225
Summit Materials, Inc., Class A(x)*	170,840	2,711,231
United States Lime & Minerals, Inc.	3,143	242,388
US Concrete, Inc.(x)*	25,252	1,045,938

		4,127,782

Containers & Packaging (0.1%)
Greif, Inc., Class A	40,157	1,656,476
Greif, Inc., Class B	8,783	429,401
Myers Industries, Inc.	55,902	956,483
UFP Technologies, Inc.*	10,667	398,946

		3,441,306

Metals & Mining (1.1%)
AK Steel Holding Corp.(x)*	494,603	1,360,158
Allegheny Technologies, Inc.*	192,149	4,913,250
Carpenter Technology Corp.	71,042	3,257,276
Century Aluminum Co.*	78,417	696,343
Cleveland-Cliffs, Inc.(x)	449,848	4,493,981
Coeur Mining, Inc.*	291,231	1,188,222
Commercial Metals Co.	176,495	3,014,535
Compass Minerals International, Inc.	52,207	2,838,495
Gold Resource Corp.	86,099	338,369
Haynes International, Inc.	19,474	639,331
Hecla Mining Co.	687,999	1,582,398
Kaiser Aluminum Corp.	24,449	2,560,544
Materion Corp.	31,624	1,804,465
Olympic Steel, Inc.	14,860	235,828
Ramaco Resources, Inc.(x)*	8,337	48,355
Ryerson Holding Corp.*	27,264	233,380
Schnitzer Steel Industries, Inc., Class A	41,128	987,072
SunCoke Energy, Inc.*	93,509	793,891
Synalloy Corp.	11,453	174,086
TimkenSteel Corp.*	61,277	665,468
Universal Stainless & Alloy Products, Inc.*	13,572	224,888
Warrior Met Coal, Inc.	67,802	2,061,181
Worthington Industries, Inc.	61,074	2,279,282

		36,390,798

Paper & Forest Products (0.4%)
Boise Cascade Co.	61,046	1,633,591
Clearwater Paper Corp.*	25,137	489,669
Louisiana-Pacific Corp.	218,083	5,316,863
Neenah, Inc.	26,185	1,685,266
PH Glatfelter Co.	68,222	963,295
Schweitzer-Mauduit International, Inc.	46,342	1,794,362
Verso Corp., Class A*	54,278	1,162,635

		13,045,681

Total Materials		119,693,343

Real Estate (6.8%)
Equity Real Estate Investment Trusts (REITs) (6.2%)
Acadia Realty Trust (REIT)	122,265	3,334,167
Agree Realty Corp. (REIT)	51,280	3,555,755
Alexander & Baldwin, Inc. (REIT)	102,754	2,614,062
Alexander’s, Inc. (REIT)	3,342	1,257,160
American Assets Trust, Inc. (REIT)	58,311	2,674,143
Americold Realty Trust (REIT)(x)	196,518	5,995,764
Armada Hoffler Properties, Inc. (REIT)	77,371	1,206,214
Ashford Hospitality Trust, Inc. (REIT)	136,660	649,135
Bluerock Residential Growth REIT, Inc. (REIT)	38,695	417,132
Braemar Hotels & Resorts, Inc. (REIT)	45,636	557,216
BRT Apartments Corp. (REIT)	11,917	165,408
CareTrust REIT, Inc. (REIT)	124,695	2,925,345
CatchMark Timber Trust, Inc. (REIT), Class A	74,029	726,965
CBL & Associates Properties, Inc. (REIT)(x)	280,191	434,296
Cedar Realty Trust, Inc. (REIT)	133,406	453,580
Chatham Lodging Trust (REIT)	72,033	1,385,915
Chesapeake Lodging Trust (REIT)	89,082	2,477,370
City Office REIT, Inc. (REIT)	55,112	623,317
Clipper Realty, Inc. (REIT)	22,174	296,910
Community Healthcare Trust, Inc. (REIT)	28,885	1,036,683
CoreCivic, Inc. (REIT)	181,589	3,531,906
CorEnergy Infrastructure Trust, Inc. (REIT)	19,624	721,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CorePoint Lodging, Inc. (REIT)	62,089	$693,534
Cousins Properties, Inc. (REIT)	650,508	6,283,907
DiamondRock Hospitality Co. (REIT)	313,443	3,394,588
Easterly Government Properties, Inc. (REIT)	86,777	1,562,854
EastGroup Properties, Inc. (REIT)	54,511	6,085,608
Essential Properties Realty Trust, Inc. (REIT)	57,570	1,123,766
Farmland Partners, Inc. (REIT)(x)	50,316	322,022
First Industrial Realty Trust, Inc. (REIT)	193,000	6,824,480
Four Corners Property Trust, Inc. (REIT)	105,107	3,111,167
Franklin Street Properties Corp. (REIT)	166,112	1,194,345
Front Yard Residential Corp. (REIT)	79,575	737,660
GEO Group, Inc. (The) (REIT)	184,129	3,535,277
Getty Realty Corp. (REIT)	51,427	1,647,207
Gladstone Commercial Corp. (REIT)	45,019	935,045
Gladstone Land Corp. (REIT)(x)	19,053	241,021
Global Medical REIT, Inc. (REIT)	30,179	296,358
Global Net Lease, Inc. (REIT)	118,831	2,245,906
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	90,100	2,310,164
Healthcare Realty Trust, Inc. (REIT)	191,869	6,160,914
Hersha Hospitality Trust (REIT)	55,924	958,537
Independence Realty Trust, Inc. (REIT)	136,966	1,477,863
Industrial Logistics Properties Trust (REIT)	101,472	2,046,690
InfraREIT, Inc. (REIT)	69,691	1,461,420
Innovative Industrial Properties, Inc. (REIT)(x)	14,525	1,186,547
Investors Real Estate Trust (REIT)	18,576	1,112,888
iStar, Inc. (REIT)	102,182	860,372
Jernigan Capital, Inc. (REIT)	28,180	592,907
Kite Realty Group Trust (REIT)	129,926	2,077,517
Lexington Realty Trust (REIT)	320,036	2,899,526
LTC Properties, Inc. (REIT)	58,993	2,701,879
Mack-Cali Realty Corp. (REIT)	136,801	3,036,982
MedEquities Realty Trust, Inc. (REIT)	44,199	491,935
Monmouth Real Estate Investment Corp. (REIT)	137,009	1,805,779
National Health Investors, Inc. (REIT)	62,955	4,945,115
National Storage Affiliates Trust (REIT)	85,640	2,441,596
New Senior Investment Group, Inc. (REIT)	114,781	625,556
NexPoint Residential Trust, Inc. (REIT)	28,902	1,108,103
NorthStar Realty Europe Corp. (REIT)	70,398	1,222,109
Office Properties Income Trust (REIT)	73,353	2,027,477
One Liberty Properties, Inc. (REIT)	22,738	659,402
Pebblebrook Hotel Trust (REIT)	199,974	6,211,192
Pennsylvania REIT (REIT)(x)	108,026	679,484
Physicians Realty Trust (REIT)	281,292	5,291,103
Piedmont Office Realty Trust, Inc. (REIT), Class A	193,015	4,024,363
PotlatchDeltic Corp. (REIT)	101,521	3,836,479
Preferred Apartment Communities, Inc. (REIT), Class A(x)	62,721	929,525
PS Business Parks, Inc. (REIT)	31,021	4,865,023
QTS Realty Trust, Inc. (REIT), Class A	77,901	3,504,766
Retail Opportunity Investments Corp. (REIT)	166,437	2,886,018
Rexford Industrial Realty, Inc. (REIT)	142,304	5,095,906
RLJ Lodging Trust (REIT)	266,221	4,677,503
RPT Realty (REIT)	125,155	1,503,112
Ryman Hospitality Properties, Inc. (REIT)	69,151	5,686,978
Sabra Health Care REIT, Inc. (REIT)	272,320	5,302,070
Safehold, Inc. (REIT)(x)	13,379	291,796
Saul Centers, Inc. (REIT)	18,563	953,581
Seritage Growth Properties (REIT), Class A(x)	51,291	2,279,372
Spirit MTA REIT (REIT)	71,148	461,751
STAG Industrial, Inc. (REIT)	150,481	4,461,762
Summit Hotel Properties, Inc. (REIT)	163,009	1,859,933
Sunstone Hotel Investors, Inc. (REIT)	351,801	5,065,934
Tanger Factory Outlet Centers, Inc. (REIT)	142,586	2,991,454
Terreno Realty Corp. (REIT)	91,262	3,836,655
Tier REIT, Inc. (REIT)	84,219	2,413,717
UMH Properties, Inc. (REIT)	54,543	767,965
Universal Health Realty Income Trust (REIT)	19,134	1,448,635
Urban Edge Properties (REIT)	166,196	3,157,724
Urstadt Biddle Properties, Inc. (REIT), Class A	46,422	958,150
Washington Prime Group, Inc. (REIT)(x)	293,498	1,658,264
Washington REIT (REIT)	122,072	3,464,403
Whitestone REIT (REIT)	61,897	744,002
Xenia Hotels & Resorts, Inc. (REIT)	171,282	3,752,789

		216,547,057

Real Estate Management & Development (0.6%)
Altisource Portfolio Solutions SA*	15,080	356,944
American Realty Investors, Inc.(x)*	4,332	52,417
Consolidated-Tomoka Land Co.	6,137	362,390
Cushman & Wakefield plc*	99,431	1,769,872
Forestar Group, Inc.(x)*	15,867	274,340
FRP Holdings, Inc.*	11,312	538,112
Griffin Industrial Realty, Inc.	1,853	64,577
HFF, Inc., Class A	57,679	2,754,172
Kennedy-Wilson Holdings, Inc.	192,434	4,116,163
Marcus & Millichap, Inc.*	30,528	1,243,405
Maui Land & Pineapple Co., Inc.*	10,163	116,163
Newmark Group, Inc., Class A	234,542	1,956,080
RE/MAX Holdings, Inc., Class A	27,996	1,078,966
Redfin Corp.(x)*	119,599	2,424,272
RMR Group, Inc. (The), Class A	11,056	674,195
St Joe Co. (The)*	56,941	938,957
Stratus Properties, Inc.*	8,353	220,603
Tejon Ranch Co.*	31,578	555,773
Transcontinental Realty Investors, Inc.*	2,233	69,759
Trinity Place Holdings, Inc.*	24,925	99,700

		19,666,860

Total Real Estate		236,213,917

Utilities (3.4%)
Electric Utilities (1.1%)
ALLETE, Inc.	79,827	6,564,174
El Paso Electric Co.	62,006	3,647,193
IDACORP, Inc.	78,385	7,802,443
MGE Energy, Inc.	53,317	3,623,956
Otter Tail Corp.	59,593	2,968,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
PNM Resources, Inc.	122,961	$5,820,974
Portland General Electric Co.	138,746	7,192,593
Spark Energy, Inc., Class A	17,709	157,787

		37,778,043

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	24,836	2,265,292
New Jersey Resources Corp.	135,145	6,728,870
Northwest Natural Holding Co.	43,304	2,842,041
ONE Gas, Inc.	80,837	7,196,918
RGC Resources, Inc.	11,377	301,604
South Jersey Industries, Inc.	142,546	4,571,450
Southwest Gas Holdings, Inc.	81,728	6,722,945
Spire, Inc.	76,257	6,275,189

		36,904,309

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	170,447	429,526
Clearway Energy, Inc., Class A	54,686	795,135
Clearway Energy, Inc., Class C	115,504	1,745,265
Ormat Technologies, Inc.	60,883	3,357,698
Pattern Energy Group, Inc., Class A	122,559	2,696,298
TerraForm Power, Inc., Class A	114,834	1,577,819

		10,601,741

Multi-Utilities (0.5%)
Avista Corp.	100,545	4,084,138
Black Hills Corp.	82,894	6,139,959
NorthWestern Corp.	78,096	5,498,739
Unitil Corp.	22,857	1,238,164

		16,961,000

Water Utilities (0.4%)
American States Water Co.	56,199	4,006,989
AquaVenture Holdings Ltd.*	16,925	327,499
Artesian Resources Corp., Class A	11,797	439,674
Cadiz, Inc.(x)*	37,363	361,674
California Water Service Group	73,739	4,002,553
Connecticut Water Service, Inc.	19,116	1,312,313
Consolidated Water Co. Ltd.	20,612	265,276
Global Water Resources, Inc.	16,448	161,355
Middlesex Water Co.	23,881	1,337,097
Pure Cycle Corp.*	26,568	261,960
SJW Group	36,085	2,227,888
York Water Co. (The)	18,818	645,834

		15,350,112

Total Utilities		117,595,205

Total Common Stocks (90.0%) (Cost $2,599,974,987)		3,124,581,840

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	40,667	15,952

Total Consumer Staples		15,952

Health Care (0.0%)
Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)*	40,395	5,453
Omthera Pharmaceuticals, Inc., CVR(r)*	4,193	—

Total Health Care		5,453

Total Rights (0.0%) (Cost $—)		21,405

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.8%)
JPMorgan Prime Money Market Fund, IM Shares	166,637,176	166,687,167

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $10,505,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $10,710,002.(xx)	$10,500,000	10,500,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,419,879, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,447,969.(xx)	1,419,577	1,419,577
NBC Global Finance Ltd., 2.60%, dated 3/29/19, due 4/5/19, repurchase price $16,277,725, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.875%-7.125%, maturing 10/31/19-8/15/48; total market value $17,619,282.(xx)	16,269,500	16,269,500
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $22,010,352, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/15/19-2/15/45; total market value $22,440,003.(xx)	22,000,000	22,000,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $25,012,347, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $27,805,042.(xx)	25,000,000	25,000,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $20,009,878, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $22,244,034.(xx)	20,000,000	20,000,000

Total Repurchase Agreements		95,189,077

Total Short-Term Investments (7.5%) (Cost $261,855,923)		261,876,244

Total Investments in Securities (97.5%) (Cost $2,861,830,910)		3,386,479,489
Other Assets Less Liabilities (2.5%)		86,909,190

Net Assets (100%)		$3,473,388,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $109,073 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $259,947,295. This was collateralized by $174,846,719 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $95,189,077 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc.	12,395	263,518	—	—	—	12,147	275,665	—	—
PennyMac Mortgage Investment Trust (REIT)	93,331	1,737,823	—	—	—	195,062	1,932,885	—	—

Total		2,001,341	—	—	—	207,209	2,208,550	—	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	4,656	6/2019	USD	359,396,640	(141,870)

					(141,870)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$101,642,643	$—	$—	$101,642,643
Consumer Discretionary	375,407,618	—	—	375,407,618
Consumer Staples	87,308,690	—	—	87,308,690
Energy	114,983,181	—	—	114,983,181
Financials	533,411,552	—	—	533,411,552
Health Care	499,359,561	—	—	499,359,561
Industrials	450,942,959	510,162	—	451,453,121
Information Technology	487,513,009	—	—	487,513,009
Materials	119,693,343	—	—	119,693,343
Real Estate	236,149,340	64,577	—	236,213,917
Utilities	117,595,205	—	—	117,595,205
Rights
Consumer Staples	—	—	15,952	15,952
Health Care	—	—	5,453	5,453
Short-Term Investments
Investment Company	166,687,167	—	—	166,687,167
Repurchase Agreements	—	95,189,077	—	95,189,077

Total Assets	$3,290,694,268	$95,763,816	$21,405	$3,386,479,489

Liabilities:
Futures	$(141,870)	$—	$—	$(141,870)

Total Liabilities	$(141,870)	$—	$—	$(141,870)

Total	$3,290,552,398	$95,763,816	$21,405	$3,386,337,619

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$905,479,301
Aggregate gross unrealized depreciation	(376,978,884)

Net unrealized appreciation	$528,500,417

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,857,837,202

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.9%)
AGL Energy Ltd.	95,668	$1,478,816
Alumina Ltd.	366,195	629,241
Amcor Ltd.	173,328	1,894,071
AMP Ltd.	443,891	661,888
APA Group	169,404	1,200,447
Aristocrat Leisure Ltd.	84,714	1,474,305
ASX Ltd.	29,286	1,452,290
Aurizon Holdings Ltd.	289,090	933,971
AusNet Services	286,920	361,616
Australia & New Zealand Banking Group Ltd.(x)	421,031	7,781,748
Bank of Queensland Ltd.	55,850	360,872
Bendigo & Adelaide Bank Ltd.(x)	68,247	469,081
BHP Group Ltd.(x)	431,614	11,795,934
BHP Group plc	309,452	7,450,704
BlueScope Steel Ltd.	85,107	843,002
Boral Ltd.	164,889	537,395
Brambles Ltd.	235,079	1,962,954
Caltex Australia Ltd.	37,687	701,370
Challenger Ltd.	75,914	446,315
CIMIC Group Ltd.	14,096	483,028
Coca-Cola Amatil Ltd.	73,077	448,834
Cochlear Ltd.	8,145	1,002,140
Coles Group Ltd.*	169,177	1,423,471
Commonwealth Bank of Australia	257,845	12,932,971
Computershare Ltd.	68,103	825,930
Crown Resorts Ltd.(x)	50,305	411,126
CSL Ltd.	66,284	9,174,842
Dexus (REIT)	147,752	1,336,570
Domino’s Pizza Enterprises Ltd.	8,095	249,572
Flight Centre Travel Group Ltd.	6,786	202,614
Fortescue Metals Group Ltd.	233,364	1,178,128
Goodman Group (REIT)	236,743	2,244,126
GPT Group (The) (REIT)	259,988	1,146,394
Harvey Norman Holdings Ltd.(x)	102,208	291,743
Incitec Pivot Ltd.	250,687	555,361
Insurance Australia Group Ltd.	342,173	1,865,932
Lendlease Group	79,971	702,979
Macquarie Group Ltd.	47,619	4,375,932
Medibank Pvt Ltd.	390,305	764,896
Mirvac Group (REIT)	531,046	1,036,940
National Australia Bank Ltd.	400,591	7,187,789
Newcrest Mining Ltd.	111,364	2,017,178
Oil Search Ltd.	191,751	1,068,799
Orica Ltd.	55,396	693,457
Origin Energy Ltd.	259,136	1,324,796
QBE Insurance Group Ltd.	194,501	1,700,078
Ramsay Health Care Ltd.(x)	19,866	907,712
REA Group Ltd.(x)	8,106	429,948
Rio Tinto Ltd.	54,383	3,780,760
Rio Tinto plc	171,940	9,990,108
Santos Ltd.	268,132	1,300,344
Scentre Group (REIT)	779,025	2,273,433
SEEK Ltd.(x)	53,134	661,746
Sonic Healthcare Ltd.	61,772	1,077,231
South32 Ltd.	768,738	2,035,992
Stockland (REIT)(x)	356,688	975,075
Suncorp Group Ltd.(x)	192,136	1,879,952
Sydney Airport	162,381	856,669
Tabcorp Holdings Ltd.(x)	277,016	908,732
Telstra Corp. Ltd.	602,046	1,419,243
TPG Telecom Ltd.(x)	64,637	318,974
Transurban Group	386,612	3,623,583
Treasury Wine Estates Ltd.(x)	106,044	1,124,177
Vicinity Centres (REIT)	475,722	878,245
Washington H Soul Pattinson & Co. Ltd.	15,028	280,744
Wesfarmers Ltd.	166,243	4,090,115
Westpac Banking Corp.	503,253	9,262,117
Woodside Petroleum Ltd.	137,161	3,371,682
Woolworths Group Ltd.	192,423	4,153,550
WorleyParsons Ltd.(x)	44,783	450,262

		155,132,040

Austria (0.2%)
ANDRITZ AG(x)	10,219	438,351
Erste Group Bank AG	43,168	1,586,361
OMV AG	22,504	1,221,046
Raiffeisen Bank International AG	21,548	483,671
Verbund AG	9,497	455,746
voestalpine AG	17,026	517,008

		4,702,183

Belgium (0.9%)
Ageas	26,151	1,261,400
Anheuser-Busch InBev SA/NV	111,639	9,362,273
Colruyt SA	9,355	691,553
Groupe Bruxelles Lambert SA	11,691	1,135,967
KBC Group NV	36,761	2,568,219
Proximus SADP	21,336	615,334
Solvay SA	10,562	1,141,903
Telenet Group Holding NV(x)	7,997	384,661
UCB SA	19,111	1,641,275
Umicore SA(x)	30,942	1,374,137

		20,176,722

Chile (0.0%)
Antofagasta plc	57,953	729,145

China (0.2%)
BeiGene Ltd. (ADR)*	4,550	600,600
BOC Hong Kong Holdings Ltd.	550,500	2,279,155
Minth Group Ltd.(x)	102,000	320,945
Yangzijiang Shipbuilding Holdings Ltd.	339,927	376,233

		3,576,933

Colombia (0.0%)
Millicom International Cellular SA (SDR)	10,041	609,655

Denmark (1.6%)
AP Moller - Maersk A/S, Class A	549	664,040
AP Moller - Maersk A/S, Class B	958	1,215,169
Carlsberg A/S, Class B	15,444	1,928,818
Chr Hansen Holding A/S	14,823	1,502,479
Coloplast A/S, Class B	17,304	1,898,516
Danske Bank A/S	107,031	1,878,358
Demant A/S*	15,347	453,810
DSV A/S	27,545	2,277,965
Genmab A/S*	8,958	1,554,601
H Lundbeck A/S	10,070	435,760
ISS A/S	23,423	712,678
Novo Nordisk A/S, Class B	266,210	13,935,686
Novozymes A/S, Class B	32,014	1,471,930
Orsted A/S(m)	28,261	2,141,847
Pandora A/S	16,491	772,094
Tryg A/S	16,553	454,154
Vestas Wind Systems A/S	28,631	2,409,075

		35,706,980

Finland (1.1%)
Elisa OYJ	21,503	970,146
Fortum OYJ	65,688	1,343,287
Kone OYJ, Class B	49,654	2,504,244
Metso OYJ	16,145	555,273
Neste OYJ	19,066	2,031,792
Nokia OYJ	825,108	4,696,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nokian Renkaat OYJ	17,545	$587,284
Nordea Bank Abp	445,037	3,386,614
Orion OYJ, Class B	15,041	563,870
Sampo OYJ, Class A	63,943	2,898,531
Stora Enso OYJ, Class R	83,754	1,023,597
UPM-Kymmene OYJ	76,060	2,218,328
Wartsila OYJ Abp	65,791	1,061,628

		23,840,910

France (9.7%)
Accor SA	27,677	1,121,095
Aeroports de Paris	4,238	819,586
Air Liquide SA	62,749	7,978,558
Airbus SE	85,305	11,281,955
Alstom SA	22,549	976,867
Amundi SA(m)	8,389	527,921
Arkema SA	10,649	1,013,696
Atos SE	14,034	1,353,867
AXA SA‡	284,052	7,146,990
BioMerieux	5,748	475,204
BNP Paribas SA	164,804	7,877,263
Bollore SA	124,405	562,113
Bouygues SA	32,750	1,170,083
Bureau Veritas SA	36,673	859,783
Capgemini SE	23,272	2,821,990
Carrefour SA	86,813	1,621,418
Casino Guichard Perrachon SA(x)	7,900	342,510
Cie de Saint-Gobain	71,948	2,607,665
Cie Generale des Etablissements Michelin SCA	25,264	2,987,025
CNP Assurances	26,843	590,780
Covivio (REIT)	5,115	542,791
Credit Agricole SA	171,843	2,076,078
Danone SA	90,334	6,960,506
Dassault Aviation SA	394	581,190
Dassault Systemes SE	18,964	2,823,973
Edenred	35,611	1,620,635
Eiffage SA	11,986	1,151,724
Electricite de France SA	88,210	1,206,195
Engie SA	269,591	4,016,054
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	1,232,053
EssilorLuxottica SA (Turquoise Stock Exchange)	30,928	3,378,451
Eurazeo SE	7,124	535,420
Eutelsat Communications SA	26,303	460,137
Faurecia SA	10,535	442,925
Gecina SA (REIT)	6,728	994,712
Getlink SE	67,519	1,023,619
Hermes International	4,562	3,010,069
Icade (REIT)(x)	4,568	386,361
Iliad SA	3,852	386,728
Imerys SA(x)	4,701	234,348
Ingenico Group SA	8,315	593,406
Ipsen SA	5,475	750,501
JCDecaux SA	10,542	320,707
Kering SA	11,101	6,365,742
Klepierre SA (REIT)	29,021	1,015,043
Legrand SA	39,115	2,617,717
L’Oreal SA	36,927	9,933,202
LVMH Moet Hennessy Louis Vuitton SE	40,697	14,969,245
Natixis SA	146,217	782,534
Orange SA	292,306	4,754,467
Pernod Ricard SA	31,111	5,583,802
Peugeot SA	87,396	2,131,313
Publicis Groupe SA	31,021	1,660,899
Remy Cointreau SA(x)	3,572	476,419
Renault SA	28,496	1,883,081
Rexel SA	42,926	484,171
Safran SA	48,881	6,703,244
Sanofi	165,034	14,576,891
Sartorius Stedim Biotech	3,857	488,472
Schneider Electric SE	80,585	6,322,312
SCOR SE	23,422	997,347
SEB SA	3,222	542,142
Societe BIC SA	4,308	383,942
Societe Generale SA	113,201	3,272,993
Sodexo SA	13,007	1,432,214
Suez	52,056	689,631
Teleperformance	8,605	1,546,356
Thales SA	15,977	1,913,195
TOTAL SA	351,328	19,515,940
Ubisoft Entertainment SA*	11,862	1,055,980
Unibail-Rodamco-Westfield (REIT)(x)	20,439	3,350,617
Valeo SA	35,391	1,026,241
Veolia Environnement SA	77,647	1,735,913
Vinci SA	74,336	7,231,269
Vivendi SA	152,990	4,432,855
Wendel SA	4,377	551,382

		219,291,523

Germany (7.6%)
1&1 Drillisch AG	7,358	261,977
adidas AG	27,588	6,703,085
Allianz SE (Registered)	62,984	14,008,938
Aroundtown SA	118,406	976,241
Axel Springer SE	8,094	418,018
BASF SE	134,572	9,892,156
Bayer AG (Registered)	136,634	8,828,305
Bayerische Motoren Werke AG	48,511	3,741,184
Bayerische Motoren Werke AG (Preference)(q)	7,640	502,212
Beiersdorf AG	14,633	1,522,287
Brenntag AG	22,305	1,148,447
Commerzbank AG	145,460	1,125,871
Continental AG	16,316	2,456,192
Covestro AG(m)	28,159	1,548,412
Daimler AG (Registered)	133,236	7,809,153
Delivery Hero SE(m)*	12,597	455,008
Deutsche Bank AG (Registered)	289,394	2,356,797
Deutsche Boerse AG	27,933	3,581,458
Deutsche Lufthansa AG (Registered)	36,165	793,715
Deutsche Post AG (Registered)	144,651	4,705,606
Deutsche Telekom AG (Registered)	488,341	8,104,649
Deutsche Wohnen SE	53,030	2,571,597
E.ON SE	318,220	3,538,220
Evonik Industries AG	23,352	636,017
Fraport AG Frankfurt Airport Services Worldwide	6,127	469,011
Fresenius Medical Care AG & Co. KGaA	31,674	2,554,629
Fresenius SE & Co. KGaA	61,867	3,453,310
FUCHS PETROLUB SE (Preference)(q)	9,525	392,127
GEA Group AG	23,800	623,390
Hannover Rueck SE	8,779	1,260,524
HeidelbergCement AG	22,107	1,591,074
Henkel AG & Co. KGaA	15,563	1,479,548
Henkel AG & Co. KGaA (Preference)(q)	25,872	2,640,994
HOCHTIEF AG	2,894	418,779
HUGO BOSS AG	8,678	592,639
Infineon Technologies AG	166,544	3,303,925
Innogy SE(m)	1,923	88,917

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Innogy SE*	19,376	$829,191
KION Group AG	9,955	520,272
LANXESS AG	12,358	659,027
Merck KGaA	18,936	2,159,194
METRO AG	28,862	478,840
MTU Aero Engines AG	7,687	1,740,100
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	21,910	5,185,861
OSRAM Licht AG	13,622	468,805
Porsche Automobil Holding SE (Preference)(q)	22,213	1,393,881
ProSiebenSat.1 Media SE	35,214	502,457
Puma SE	1,136	658,817
RWE AG	76,344	2,046,769
SAP SE	143,996	16,637,334
Sartorius AG (Preference)(q)	5,579	956,885
Siemens AG (Registered)	112,085	12,062,666
Siemens Healthineers AG(m)	22,331	930,600
Symrise AG	18,643	1,679,715
Telefonica Deutschland Holding AG	98,865	310,414
thyssenkrupp AG	61,615	846,333
TUI AG	66,372	635,898
Uniper SE	27,930	842,477
United Internet AG (Registered)	19,105	697,152
Volkswagen AG	4,920	800,808
Volkswagen AG (Preference)(q)	27,191	4,279,971
Vonovia SE	72,111	3,738,760
Wirecard AG	17,221	2,157,782
Zalando SE(m)*	15,745	613,753

		170,388,174

Hong Kong (3.3%)
AIA Group Ltd.	1,769,412	17,615,341
ASM Pacific Technology Ltd.	41,700	465,077
Bank of East Asia Ltd. (The)	174,000	565,226
CK Asset Holdings Ltd.	374,152	3,326,876
CK Hutchison Holdings Ltd.	395,652	4,155,632
CK Infrastructure Holdings Ltd.	95,500	784,078
CLP Holdings Ltd.	240,500	2,787,980
Dairy Farm International Holdings Ltd.	46,300	388,457
Hang Lung Group Ltd.	126,000	404,487
Hang Lung Properties Ltd.	285,000	695,622
Hang Seng Bank Ltd.	112,300	2,771,038
Henderson Land Development Co. Ltd.	200,023	1,271,492
HK Electric Investments & HK Electric Investments Ltd.(m)	430,500	439,826
HKT Trust & HKT Ltd.	547,013	879,407
Hong Kong & China Gas Co. Ltd.	1,358,519	3,257,005
Hong Kong Exchanges & Clearing Ltd.	173,458	6,045,657
Hongkong Land Holdings Ltd.	168,400	1,187,220
Hysan Development Co. Ltd.	95,000	508,889
Jardine Matheson Holdings Ltd. (London Stock Exchange)	28,000	1,732,080
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	4,800	299,328
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	29,300	1,091,718
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	2,600	97,318
Kerry Properties Ltd.	106,000	473,290
Link REIT (REIT)	311,500	3,642,788
Melco Resorts & Entertainment Ltd. (ADR)	34,573	781,004
MTR Corp. Ltd.	217,500	1,346,569
New World Development Co. Ltd.	889,485	1,475,308
NWS Holdings Ltd.	232,314	507,839
PCCW Ltd.	639,000	397,241
Power Assets Holdings Ltd.	198,000	1,373,397
Shangri-La Asia Ltd.	186,000	264,430
Sino Land Co. Ltd.	513,172	992,357
Sun Hung Kai Properties Ltd.	233,500	4,006,707
Swire Pacific Ltd., Class A	71,500	919,942
Swire Properties Ltd.	169,000	726,597
Techtronic Industries Co. Ltd.	205,000	1,377,557
WH Group Ltd.(m)	1,241,000	1,327,957
Wharf Holdings Ltd. (The)	176,900	534,084
Wharf Real Estate Investment Co. Ltd.	171,900	1,279,951
Wheelock & Co. Ltd.	118,000	864,337
Yue Yuen Industrial Holdings Ltd.	126,000	433,379

		73,494,488

Ireland (0.6%)
AerCap Holdings NV*	19,275	897,059
AIB Group plc	112,995	507,262
Bank of Ireland Group plc	133,392	794,548
CRH plc	121,838	3,778,975
James Hardie Industries plc (CHDI)(x)	63,804	821,815
Kerry Group plc, Class A	23,038	2,571,366
Kingspan Group plc	23,549	1,089,928
Paddy Power Betfair plc	11,586	893,516
Ryanair Holdings plc*	15,627	204,483
Ryanair Holdings plc (ADR)*	1,267	94,949
Smurfit Kappa Group plc	34,246	955,776

		12,609,677

Israel (0.5%)
Azrieli Group Ltd.	6,702	396,851
Bank Hapoalim BM	154,106	1,019,426
Bank Leumi Le-Israel BM	223,553	1,459,131
Bezeq The Israeli Telecommunication Corp. Ltd.	261,173	187,292
Check Point Software Technologies Ltd.*	18,351	2,321,218
Elbit Systems Ltd.	3,355	432,697
Israel Chemicals Ltd.	96,665	502,405
Mizrahi Tefahot Bank Ltd.(x)	21,413	439,743
Nice Ltd.*	9,160	1,078,745
Teva Pharmaceutical Industries Ltd. (ADR)*	141,763	2,222,844
Wix.com Ltd.*	6,069	733,317

		10,793,669

Italy (1.8%)
Assicurazioni Generali SpA	171,991	3,183,360
Atlantia SpA	72,594	1,880,272
Davide Campari-Milano SpA	80,592	791,036
Enel SpA	1,191,665	7,624,823
Eni SpA	372,726	6,586,832
Ferrari NV	17,733	2,377,093
Intesa Sanpaolo SpA	2,180,252	5,309,610
Leonardo SpA	57,026	662,718
Mediobanca Banca di Credito Finanziario SpA	90,635	941,666
Moncler SpA	27,329	1,101,174
Pirelli & C SpA(m)*	54,785	352,629
Poste Italiane SpA(m)	73,986	719,722
Prysmian SpA	37,747	714,110
Recordati SpA	15,221	592,644
Snam SpA	339,902	1,745,904
Telecom Italia SpA(x)*	2,550,634	1,538,891
Terna Rete Elettrica Nazionale SpA(x)	203,700	1,290,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
UniCredit SpA	290,121	$3,719,165

		41,132,220

Japan (21.3%)
ABC-Mart, Inc.	4,700	279,464
Acom Co. Ltd.	50,400	179,626
Aeon Co. Ltd.	90,000	1,881,124
AEON Financial Service Co. Ltd.(x)	19,000	386,240
Aeon Mall Co. Ltd.	13,230	217,257
AGC, Inc.	27,100	948,732
Air Water, Inc.	21,000	303,925
Aisin Seiki Co. Ltd.	24,100	860,015
Ajinomoto Co., Inc.	70,200	1,120,489
Alfresa Holdings Corp.	27,200	773,076
Alps Alpine Co. Ltd.	33,100	689,894
Amada Holdings Co. Ltd.	48,300	477,204
ANA Holdings, Inc.	15,500	567,667
Aozora Bank Ltd.	16,600	409,795
Asahi Group Holdings Ltd.	52,000	2,313,092
Asahi Intecc Co. Ltd.	13,600	638,094
Asahi Kasei Corp.	185,600	1,912,435
Asics Corp.	22,400	300,135
Astellas Pharma, Inc.	275,600	4,124,178
Bandai Namco Holdings, Inc.	28,000	1,311,197
Bank of Kyoto Ltd. (The)(x)	8,600	359,271
Benesse Holdings, Inc.	10,300	267,189
Bridgestone Corp.	90,100	3,468,074
Brother Industries Ltd.	33,400	617,190
Calbee, Inc.	11,100	298,657
Canon, Inc.	145,000	4,203,600
Casio Computer Co. Ltd.(x)	30,200	393,747
Central Japan Railway Co.	21,100	4,894,713
Chiba Bank Ltd. (The)(x)	91,000	493,467
Chubu Electric Power Co., Inc.	89,900	1,402,077
Chugai Pharmaceutical Co. Ltd.	32,900	2,259,036
Chugoku Electric Power Co., Inc. (The)(x)	40,400	503,405
Coca-Cola Bottlers Japan, Inc.	17,900	454,001
Concordia Financial Group Ltd.	166,700	642,253
Credit Saison Co. Ltd.	22,800	300,763
CyberAgent, Inc.	13,900	566,259
Dai Nippon Printing Co. Ltd.	36,500	871,745
Daicel Corp.	38,200	414,296
Daifuku Co. Ltd.(x)	15,800	821,150
Dai-ichi Life Holdings, Inc.	158,000	2,192,583
Daiichi Sankyo Co. Ltd.	83,100	3,823,965
Daikin Industries Ltd.	36,600	4,283,154
Daito Trust Construction Co. Ltd.(x)	10,300	1,433,989
Daiwa House Industry Co. Ltd.	83,700	2,657,586
Daiwa House REIT Investment Corp. (REIT)	242	536,492
Daiwa Securities Group, Inc.	237,600	1,155,521
DeNA Co. Ltd.	15,000	225,616
Denso Corp.(x)	63,000	2,453,948
Dentsu, Inc.	30,781	1,298,396
Disco Corp.(x)	4,600	654,534
East Japan Railway Co.	44,809	4,317,966
Eisai Co. Ltd.	37,600	2,107,812
Electric Power Development Co. Ltd.	20,000	486,511
FamilyMart UNY Holdings Co. Ltd.	37,600	957,048
FANUC Corp.(x)	28,500	4,855,003
Fast Retailing Co. Ltd.	8,500	3,990,391
Fuji Electric Co. Ltd.	17,200	487,305
FUJIFILM Holdings Corp.	57,200	2,598,076
Fujitsu Ltd.	29,000	2,089,633
Fukuoka Financial Group, Inc.(x)	19,800	438,769
Hakuhodo DY Holdings, Inc.	33,300	534,218
Hamamatsu Photonics KK	20,900	807,110
Hankyu Hanshin Holdings, Inc.	32,400	1,213,209
Hikari Tsushin, Inc.	3,100	586,547
Hino Motors Ltd.	36,900	310,302
Hirose Electric Co. Ltd.(x)	4,824	506,209
Hisamitsu Pharmaceutical Co., Inc.	8,900	408,743
Hitachi Chemical Co. Ltd.(x)	15,700	347,346
Hitachi Construction Machinery Co. Ltd.(x)	14,300	378,951
Hitachi High-Technologies Corp.	10,100	413,277
Hitachi Ltd.	141,900	4,590,016
Hitachi Metals Ltd.	31,200	362,025
Honda Motor Co. Ltd.	238,900	6,455,883
Hoshizaki Corp.	7,900	488,983
Hoya Corp.	56,100	3,699,674
Hulic Co. Ltd.	43,200	423,308
Idemitsu Kosan Co. Ltd.(x)	31,077	1,038,891
IHI Corp.	21,899	525,394
Iida Group Holdings Co. Ltd.(x)	20,800	376,288
Inpex Corp.	153,500	1,461,872
Isetan Mitsukoshi Holdings Ltd.(x)	46,500	469,489
Isuzu Motors Ltd.	83,000	1,088,893
ITOCHU Corp.(x)	207,100	3,741,927
J Front Retailing Co. Ltd.	34,300	407,589
Japan Airlines Co. Ltd.	16,538	581,807
Japan Airport Terminal Co. Ltd.(x)	5,200	219,345
Japan Exchange Group, Inc.	73,600	1,310,230
Japan Post Bank Co. Ltd.	57,700	629,426
Japan Post Holdings Co. Ltd.	227,800	2,663,799
Japan Prime Realty Investment Corp. (REIT)	122	501,958
Japan Real Estate Investment Corp. (REIT)	188	1,107,678
Japan Retail Fund Investment Corp. (REIT)	381	765,575
Japan Tobacco, Inc.	161,200	3,992,547
JFE Holdings, Inc.	69,400	1,176,287
JGC Corp.	32,500	431,359
JSR Corp.(x)	30,900	478,430
JTEKT Corp.(x)	29,500	362,528
JXTG Holdings, Inc.	476,990	2,179,874
Kajima Corp.	62,500	921,456
Kakaku.com, Inc.(x)	21,900	420,295
Kamigumi Co. Ltd.	17,500	404,854
Kaneka Corp.	7,400	276,757
Kansai Electric Power Co., Inc. (The)	104,600	1,540,262
Kansai Paint Co. Ltd.(x)	25,500	485,703
Kao Corp.	72,500	5,702,923
Kawasaki Heavy Industries Ltd.	20,600	507,426
KDDI Corp.	259,700	5,588,600
Keihan Holdings Co. Ltd.	13,399	562,775
Keikyu Corp.(x)	34,000	576,126
Keio Corp.(x)	16,800	1,083,822
Keisei Electric Railway Co. Ltd.	19,000	689,164
Keyence Corp.	14,220	8,849,169
Kikkoman Corp.(x)	21,000	1,028,873
Kintetsu Group Holdings Co. Ltd.	25,700	1,196,535
Kirin Holdings Co. Ltd.	122,000	2,908,824
Kobayashi Pharmaceutical Co. Ltd.	6,700	564,631
Kobe Steel Ltd.	48,100	360,652
Koito Manufacturing Co. Ltd.	16,100	910,827
Komatsu Ltd.	137,300	3,184,423
Konami Holdings Corp.	13,600	589,624
Konica Minolta, Inc.	66,400	652,437
Kose Corp.	4,700	862,140
Kubota Corp.	147,400	2,127,279
Kuraray Co. Ltd.	47,200	599,635
Kurita Water Industries Ltd.	16,300	415,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kyocera Corp.	47,600	$2,791,663
Kyowa Hakko Kirin Co. Ltd.	37,500	815,438
Kyushu Electric Power Co., Inc.(x)	63,200	745,307
Kyushu Railway Co.(x)	23,300	765,244
Lawson, Inc.	7,700	426,581
LINE Corp.(x)*	10,100	355,865
Lion Corp.	32,900	691,663
LIXIL Group Corp.	41,700	556,100
M3, Inc.	62,000	1,038,834
Makita Corp.	32,800	1,140,882
Marubeni Corp.(x)	231,700	1,599,301
Marui Group Co. Ltd.(x)	26,500	534,400
Maruichi Steel Tube Ltd.	8,900	258,978
Mazda Motor Corp.	83,200	929,741
McDonald’s Holdings Co. Japan Ltd.	10,276	474,719
Mebuki Financial Group, Inc.	135,050	344,845
Medipal Holdings Corp.	24,500	581,386
Meiji Holdings Co. Ltd.	17,522	1,421,301
Minebea Mitsumi, Inc.(x)	56,400	846,280
MISUMI Group, Inc.	43,700	1,085,107
Mitsubishi Chemical Holdings Corp.	188,100	1,322,793
Mitsubishi Corp.	198,000	5,491,762
Mitsubishi Electric Corp.	267,400	3,432,072
Mitsubishi Estate Co. Ltd.	174,100	3,150,388
Mitsubishi Gas Chemical Co., Inc.	24,000	341,929
Mitsubishi Heavy Industries Ltd.	45,199	1,875,169
Mitsubishi Materials Corp.	14,600	384,925
Mitsubishi Motors Corp.	95,600	507,198
Mitsubishi Tanabe Pharma Corp.	36,000	480,411
Mitsubishi UFJ Financial Group, Inc.	1,722,100	8,546,016
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,300	301,770
Mitsui & Co. Ltd.	242,500	3,760,139
Mitsui Chemicals, Inc.	27,900	672,389
Mitsui Fudosan Co. Ltd.	132,600	3,329,058
Mitsui OSK Lines Ltd.(x)	16,300	350,179
Mizuho Financial Group, Inc.(x)	3,534,435	5,462,860
MonotaRO Co. Ltd.	17,500	388,591
MS&AD Insurance Group Holdings, Inc.(x)	69,580	2,115,714
Murata Manufacturing Co. Ltd.	78,000	3,879,238
Nabtesco Corp.	15,200	442,299
Nagoya Railroad Co. Ltd.	24,800	685,843
NEC Corp.	37,800	1,277,281
Nexon Co. Ltd.	62,100	971,591
NGK Insulators Ltd.	37,000	536,822
NGK Spark Plug Co. Ltd.	22,100	409,577
NH Foods Ltd.(x)	14,600	524,957
Nidec Corp.	33,100	4,188,645
Nikon Corp.	47,100	663,386
Nintendo Co. Ltd.	16,600	4,727,023
Nippon Building Fund, Inc. (REIT)	197	1,333,123
Nippon Electric Glass Co. Ltd.	10,600	280,709
Nippon Express Co. Ltd.	11,700	650,293
Nippon Paint Holdings Co. Ltd.(x)	20,800	816,385
Nippon Prologis REIT, Inc. (REIT)	259	551,044
Nippon Steel Corp.	118,308	2,085,842
Nippon Telegraph & Telephone Corp.	101,348	4,300,637
Nippon Yusen KK(x)	24,000	351,241
Nissan Chemical Corp.	19,500	892,042
Nissan Motor Co. Ltd.(x)	335,100	2,745,988
Nisshin Seifun Group, Inc.	29,315	671,841
Nissin Foods Holdings Co. Ltd.	10,000	685,735
Nitori Holdings Co. Ltd.	11,400	1,470,901
Nitto Denko Corp.	24,500	1,285,460
Nomura Holdings, Inc.	515,800	1,862,521
Nomura Real Estate Holdings, Inc.	19,300	370,049
Nomura Real Estate Master Fund, Inc. (REIT)	554	815,779
Nomura Research Institute Ltd.	17,266	783,614
NSK Ltd.	51,500	481,869
NTT Data Corp.	87,500	963,976
NTT DOCOMO, Inc.(x)	194,000	4,291,176
Obayashi Corp.(x)	94,700	951,870
Obic Co. Ltd.	9,800	986,809
Odakyu Electric Railway Co. Ltd.	44,300	1,072,425
Oji Holdings Corp.	128,800	798,390
Olympus Corp.	166,000	1,800,343
Omron Corp.(x)	27,900	1,303,997
Ono Pharmaceutical Co. Ltd.	58,100	1,137,047
Oracle Corp.	5,900	395,534
Oriental Land Co. Ltd.	29,500	3,345,800
ORIX Corp.	191,000	2,739,281
Osaka Gas Co. Ltd.	56,400	1,111,410
Otsuka Corp.	14,800	552,179
Otsuka Holdings Co. Ltd.	57,900	2,272,012
Pan Pacific International Holdings Corp.	17,600	1,164,017
Panasonic Corp.	323,500	2,785,200
Park24 Co. Ltd.(x)	17,200	372,928
Persol Holdings Co. Ltd.	24,600	397,755
Pigeon Corp.(x)	16,100	657,336
Pola Orbis Holdings, Inc.	14,900	474,574
Rakuten, Inc.	121,600	1,149,840
Recruit Holdings Co. Ltd.	161,500	4,606,167
Renesas Electronics Corp.*	112,200	518,329
Resona Holdings, Inc.	301,905	1,306,720
Ricoh Co. Ltd.(x)	101,100	1,055,425
Rinnai Corp.(x)	4,800	339,114
Rohm Co. Ltd.	14,400	896,508
Ryohin Keikaku Co. Ltd.	3,300	834,900
Sankyo Co. Ltd.	7,400	281,765
Santen Pharmaceutical Co. Ltd.	51,800	770,714
SBI Holdings, Inc.(x)	30,720	683,529
Secom Co. Ltd.	30,800	2,635,077
Sega Sammy Holdings, Inc.	27,800	327,590
Seibu Holdings, Inc.	31,100	543,541
Seiko Epson Corp.(x)	42,500	649,982
Sekisui Chemical Co. Ltd.	55,600	892,470
Sekisui House Ltd.	93,300	1,542,232
Seven & i Holdings Co. Ltd.	110,400	4,159,798
Seven Bank Ltd.	77,000	227,186
SG Holdings Co. Ltd.	13,400	389,922
Sharp Corp.(x)*	30,300	332,991
Shimadzu Corp.	32,000	923,938
Shimamura Co. Ltd.	3,200	270,540
Shimano, Inc.	10,600	1,721,556
Shimizu Corp.	77,700	674,433
Shin-Etsu Chemical Co. Ltd.	53,800	4,504,773
Shinsei Bank Ltd.	23,600	335,379
Shionogi & Co. Ltd.	40,000	2,472,977
Shiseido Co. Ltd.	56,200	4,050,071
Shizuoka Bank Ltd. (The)(x)	66,000	502,012
Showa Denko KK	18,500	649,328
SMC Corp.	8,600	3,222,575
Softbank Corp.(x)	245,000	2,756,609
SoftBank Group Corp.	120,900	11,721,289
Sohgo Security Services Co. Ltd.	10,400	452,296
Sompo Holdings, Inc.	48,625	1,797,936
Sony Corp.	186,000	7,795,453
Sony Financial Holdings, Inc.(x)	25,300	476,644
Stanley Electric Co. Ltd.	20,200	542,227
Subaru Corp.(x)	89,100	2,027,923
SUMCO Corp.	32,600	362,092

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Chemical Co. Ltd.	210,000	$975,819
Sumitomo Corp.	163,200	2,254,437
Sumitomo Dainippon Pharma Co. Ltd.	24,200	597,631
Sumitomo Electric Industries Ltd.	110,600	1,465,453
Sumitomo Heavy Industries Ltd.	14,700	475,499
Sumitomo Metal Mining Co. Ltd.	34,499	1,017,881
Sumitomo Mitsui Financial Group, Inc.	194,797	6,812,534
Sumitomo Mitsui Trust Holdings, Inc.	49,268	1,767,478
Sumitomo Realty & Development Co. Ltd.	52,500	2,172,381
Sumitomo Rubber Industries Ltd.	24,400	292,369
Sundrug Co. Ltd.(x)	10,800	297,212
Suntory Beverage & Food Ltd.	20,100	943,066
Suzuken Co. Ltd.	10,320	596,871
Suzuki Motor Corp.	50,900	2,249,465
Sysmex Corp.	25,400	1,533,213
T&D Holdings, Inc.	79,900	839,155
Taiheiyo Cement Corp.	17,300	575,990
Taisei Corp.	32,100	1,488,712
Taisho Pharmaceutical Holdings Co. Ltd.	5,000	475,954
Taiyo Nippon Sanso Corp.(x)	17,000	258,612
Takashimaya Co. Ltd.(x)	21,000	279,293
Takeda Pharmaceutical Co. Ltd.	217,463	8,870,795
TDK Corp.	19,000	1,486,330
Teijin Ltd.	27,800	458,024
Terumo Corp.(x)	87,400	2,665,452
THK Co. Ltd.	15,100	372,493
Tobu Railway Co. Ltd.	28,600	824,479
Toho Co. Ltd.	16,500	661,757
Toho Gas Co. Ltd.(x)	10,800	484,309
Tohoku Electric Power Co., Inc.	64,200	817,923
Tokio Marine Holdings, Inc.	98,600	4,770,308
Tokyo Century Corp.(x)	5,800	251,981
Tokyo Electric Power Co. Holdings, Inc.*	206,100	1,301,723
Tokyo Electron Ltd.	23,300	3,363,710
Tokyo Gas Co. Ltd.	54,700	1,477,438
Tokyu Corp.	74,800	1,304,596
Tokyu Fudosan Holdings Corp.	84,500	504,728
Toppan Printing Co. Ltd.(x)	34,500	520,162
Toray Industries, Inc.	196,300	1,252,048
Toshiba Corp.	95,500	3,037,422
Tosoh Corp.	37,900	588,522
TOTO Ltd.(x)	20,900	885,369
Toyo Seikan Group Holdings Ltd.	24,000	490,914
Toyo Suisan Kaisha Ltd.	12,500	475,390
Toyoda Gosei Co. Ltd.	8,500	179,771
Toyota Industries Corp.	21,900	1,096,680
Toyota Motor Corp.	334,670	19,588,598
Toyota Tsusho Corp.	32,300	1,050,632
Trend Micro, Inc.	17,000	826,762
Tsuruha Holdings, Inc.	5,200	422,268
Unicharm Corp.	59,900	1,979,732
United Urban Investment Corp. (REIT)	421	664,377
USS Co. Ltd.	32,300	598,612
Welcia Holdings Co. Ltd.	6,600	223,613
West Japan Railway Co.(x)	23,300	1,753,124
Yahoo Japan Corp.	399,900	977,830
Yakult Honsha Co. Ltd.	17,100	1,194,207
Yamada Denki Co. Ltd.(x)	82,100	404,463
Yamaguchi Financial Group, Inc.	25,000	211,585
Yamaha Corp.	22,400	1,117,676
Yamaha Motor Co. Ltd.	43,000	842,308
Yamato Holdings Co. Ltd.	48,400	1,248,539
Yamazaki Baking Co. Ltd.	17,000	275,485
Yaskawa Electric Corp.(x)	33,800	1,059,776
Yokogawa Electric Corp.	33,900	700,757
Yokohama Rubber Co. Ltd. (The)	16,700	309,801
ZOZO, Inc.(x)	30,000	564,649

		478,579,588

Luxembourg (0.2%)
ArcelorMittal	97,321	1,971,389
Eurofins Scientific SE(x)	1,564	647,380
RTL Group SA	5,618	306,907
SES SA (FDR)	52,157	811,201
Tenaris SA	71,538	1,004,300

		4,741,177

Macau (0.2%)
Galaxy Entertainment Group Ltd.	354,000	2,410,372
MGM China Holdings Ltd.(x)	123,600	258,538
Sands China Ltd.	364,000	1,829,285
SJM Holdings Ltd.	349,000	398,352
Wynn Macau Ltd.	212,000	499,621

		5,396,168

Mexico (0.0%)
Fresnillo plc	30,621	347,295

Netherlands (4.3%)
ABN AMRO Group NV (CVA)(m)	61,663	1,390,326
Adyen NV(m)(x)*	1,516	1,187,000
Aegon NV	268,476	1,290,182
Akzo Nobel NV	32,520	2,881,501
ASML Holding NV	60,056	11,263,899
EXOR NV	16,102	1,045,814
Heineken Holding NV	17,163	1,719,257
Heineken NV	37,977	4,007,874
ING Groep NV	570,175	6,897,379
Koninklijke Ahold Delhaize NV	182,677	4,861,678
Koninklijke DSM NV	25,867	2,819,224
Koninklijke KPN NV	494,338	1,567,084
Koninklijke Philips NV	139,255	5,672,740
Koninklijke Vopak NV	10,386	497,010
NN Group NV	44,653	1,854,814
NXP Semiconductors NV	50,451	4,459,364
Randstad NV(x)	18,314	893,036
Royal Dutch Shell plc, Class A	673,289	21,164,591
Royal Dutch Shell plc, Class B	548,774	17,354,146
Wolters Kluwer NV	42,536	2,896,286

		95,723,205

New Zealand (0.2%)
a2 Milk Co. Ltd.*	100,193	976,392
Auckland International Airport Ltd.	145,394	805,968
Fisher & Paykel Healthcare Corp. Ltd.	79,176	846,526
Fletcher Building Ltd.	122,979	414,556
Meridian Energy Ltd.	192,037	547,302
Ryman Healthcare Ltd.	64,482	537,925
Spark New Zealand Ltd.	265,112	686,057

		4,814,726

Norway (0.6%)
Aker BP ASA	14,797	526,691
DNB ASA	138,557	2,551,070
Equinor ASA	171,595	3,757,206
Gjensidige Forsikring ASA(x)	29,911	516,727
Mowi ASA	61,247	1,366,970
Norsk Hydro ASA	197,042	798,453
Orkla ASA	125,054	959,840
Schibsted ASA, Class B	13,931	499,096
Telenor ASA	106,704	2,136,567
Yara International ASA	27,393	1,120,499

		14,233,119

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Portugal (0.1%)
EDP - Energias de Portugal SA	378,668	$1,488,822
Galp Energia SGPS SA	74,382	1,191,495
Jeronimo Martins SGPS SA	33,378	492,359

		3,172,676

Singapore (1.2%)
Ascendas REIT (REIT)	379,571	815,017
CapitaLand Commercial Trust (REIT)	378,716	542,121
CapitaLand Ltd.	372,700	1,003,767
CapitaLand Mall Trust (REIT)	397,000	697,185
City Developments Ltd.	56,400	376,624
ComfortDelGro Corp. Ltd.	305,700	579,708
DBS Group Holdings Ltd.	262,900	4,894,275
Genting Singapore Ltd.	913,941	701,346
Golden Agri-Resources Ltd.	1,209,009	249,786
Jardine Cycle & Carriage Ltd.	15,533	372,379
Keppel Corp. Ltd.	203,700	934,893
Oversea-Chinese Banking Corp. Ltd.	460,806	3,757,171
SATS Ltd.	96,300	363,101
Sembcorp Industries Ltd.	157,200	295,783
Singapore Airlines Ltd.	74,000	527,460
Singapore Exchange Ltd.	109,200	589,007
Singapore Press Holdings Ltd.	167,636	298,102
Singapore Technologies Engineering Ltd.	219,100	604,637
Singapore Telecommunications Ltd.	1,217,800	2,713,710
Suntec REIT (REIT)	352,800	507,626
United Overseas Bank Ltd.	196,975	3,661,170
UOL Group Ltd.	71,211	365,185
Venture Corp. Ltd.	37,400	495,079
Wilmar International Ltd.	302,800	739,545

		26,084,677

South Africa (0.2%)
Anglo American plc	154,366	4,128,644
Investec plc	94,057	541,837

		4,670,481

Spain (2.7%)
ACS Actividades de Construccion y Servicios SA	36,632	1,609,161
Aena SME SA(m)	10,207	1,837,677
Amadeus IT Group SA	64,330	5,152,379
Banco Bilbao Vizcaya Argentaria SA	976,952	5,581,398
Banco de Sabadell SA	848,690	845,202
Banco Santander SA	2,383,426	11,080,769
Bankia SA(x)	197,401	511,514
Bankinter SA	103,743	790,178
CaixaBank SA	521,514	1,628,663
Enagas SA	26,242	763,595
Endesa SA	45,488	1,160,335
Ferrovial SA	71,013	1,663,276
Grifols SA	46,100	1,290,748
Iberdrola SA	910,275	7,991,136
Industria de Diseno Textil SA	159,824	4,697,203
Mapfre SA	178,624	492,112
Naturgy Energy Group SA	53,241	1,488,897
Red Electrica Corp. SA	60,889	1,297,743
Repsol SA	204,465	3,500,012
Siemens Gamesa Renewable Energy SA	34,704	552,600
Telefonica SA	684,657	5,736,296

		59,670,894

Sweden (2.2%)
Alfa Laval AB	41,760	958,513
Assa Abloy AB, Class B	147,086	3,175,133
Atlas Copco AB, Class A	99,977	2,684,570
Atlas Copco AB, Class B	56,275	1,392,757
Boliden AB	38,977	1,109,281
Electrolux AB	35,058	900,837
Epiroc AB, Class A*	92,217	930,968
Epiroc AB, Class B*	62,978	602,868
Essity AB, Class B	90,183	2,600,547
Hennes & Mauritz AB, Class B	130,116	2,169,230
Hexagon AB, Class B	38,287	1,997,268
Husqvarna AB, Class B	56,432	460,934
ICA Gruppen AB	11,619	466,145
Industrivarden AB, Class C	21,453	449,375
Investor AB, Class B	66,736	3,005,428
Kinnevik AB, Class B	36,613	948,276
L E Lundbergforetagen AB, Class B	10,848	343,036
Lundin Petroleum AB	29,663	1,004,368
Sandvik AB	165,409	2,686,453
Securitas AB, Class B	46,735	755,266
Skandinaviska Enskilda Banken AB, Class A(x)	241,600	2,091,356
Skanska AB, Class B(x)	50,013	908,564
SKF AB, Class B(x)	55,049	914,197
Svenska Handelsbanken AB, Class A(x)	219,682	2,317,964
Swedbank AB, Class A(x)	134,415	1,898,983
Swedish Match AB	25,227	1,285,865
Tele2 AB, Class B	69,708	928,585
Telefonaktiebolaget LM Ericsson, Class B	450,155	4,135,850
Telia Co. AB(x)	404,403	1,824,692
Volvo AB, Class B	230,276	3,566,599

		48,513,908

Switzerland (8.3%)
ABB Ltd. (Registered)	270,018	5,073,600
Adecco Group AG (Registered)	22,360	1,192,833
Baloise Holding AG (Registered)	7,010	1,158,067
Barry Callebaut AG (Registered)	345	622,958
Chocoladefabriken Lindt & Spruengli AG(x)	162	1,101,421
Chocoladefabriken Lindt & Spruengli AG (Registered)	15	1,173,487
Cie Financiere Richemont SA (Registered)	76,481	5,571,611
Clariant AG (Registered)	27,773	583,770
Coca-Cola HBC AG	30,635	1,043,400
Credit Suisse Group AG (Registered)(x)*	374,497	4,364,587
Dufry AG (Registered)	5,098	535,527
EMS-Chemie Holding AG (Registered)	1,272	689,812
Geberit AG (Registered)	5,355	2,188,787
Givaudan SA (Registered)	1,367	3,492,491
Glencore plc	1,671,806	6,923,182
Julius Baer Group Ltd.	32,999	1,333,216
Kuehne + Nagel International AG (Registered)	7,767	1,065,501
LafargeHolcim Ltd. (Registered)*	71,138	3,514,214
Lonza Group AG (Registered)*	10,958	3,398,273
Nestle SA (Registered)	448,778	42,770,808
Novartis AG (Registered)	317,651	30,554,469
Pargesa Holding SA	6,135	480,572
Partners Group Holding AG	2,467	1,793,731
Roche Holding AG	102,937	28,361,302
Schindler Holding AG	6,133	1,271,254
Schindler Holding AG (Registered)	2,987	617,948
SGS SA (Registered)	767	1,908,738
Sika AG (Registered)	18,981	2,651,526
Sonova Holding AG (Registered)	7,924	1,567,691
STMicroelectronics NV	100,064	1,477,729
Straumann Holding AG (Registered)	1,535	1,252,511

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Swatch Group AG (The)	4,632	$1,325,754
Swatch Group AG (The) (Registered)	7,880	436,041
Swiss Life Holding AG (Registered)*	4,947	2,178,518
Swiss Prime Site AG (Registered)	10,604	929,148
Swiss Re AG	44,652	4,362,286
Swisscom AG (Registered)	3,859	1,887,354
Temenos Group AG (Registered)	9,032	1,331,557
UBS Group AG (Registered)*	564,772	6,845,893
Vifor Pharma AG(x)	6,192	837,311
Zurich Insurance Group AG	22,175	7,340,075

		187,208,953

United Arab Emirates (0.0%)
NMC Health plc(x)	14,241	423,641

United Kingdom (12.7%)
3i Group plc	147,076	1,886,474
Admiral Group plc	29,013	819,999
Ashtead Group plc	68,859	1,661,422
Associated British Foods plc	53,388	1,695,963
AstraZeneca plc	185,603	14,830,664
Auto Trader Group plc(m)	134,518	913,859
Aviva plc	577,701	3,103,007
Babcock International Group plc	37,129	238,650
BAE Systems plc	467,965	2,940,233
Barclays plc	2,507,131	5,050,940
Barratt Developments plc	142,933	1,115,489
Berkeley Group Holdings plc	19,089	917,176
BP plc	2,927,065	21,292,006
British American Tobacco plc	336,069	13,980,555
British Land Co. plc (The) (REIT)	140,349	1,076,678
BT Group plc	1,235,662	3,588,130
Bunzl plc	50,356	1,660,642
Burberry Group plc	59,347	1,510,760
Centrica plc	837,607	1,245,855
CNH Industrial NV	147,341	1,498,096
Coca-Cola European Partners plc	32,332	1,672,858
Compass Group plc	232,048	5,453,757
ConvaTec Group plc(m)	220,375	406,287
Croda International plc	18,573	1,218,713
DCC plc	14,934	1,290,560
Diageo plc	360,634	14,739,429
Direct Line Insurance Group plc	204,387	939,700
easyJet plc	22,328	324,981
Experian plc	135,814	3,677,563
Fiat Chrysler Automobiles NV	159,033	2,367,662
G4S plc	216,018	516,282
GlaxoSmithKline plc	726,720	15,113,974
GVC Holdings plc	80,699	587,545
Hammerson plc (REIT)	112,684	492,838
Hargreaves Lansdown plc	42,891	1,041,014
HSBC Holdings plc	2,916,653	23,677,887
Imperial Brands plc	139,738	4,776,636
Informa plc	182,417	1,768,137
InterContinental Hotels Group plc	25,859	1,554,334
Intertek Group plc	23,382	1,479,145
ITV plc	509,132	842,824
J Sainsbury plc	261,628	803,165
John Wood Group plc	95,010	627,886
Johnson Matthey plc	28,102	1,150,018
Kingfisher plc	294,608	900,956
Land Securities Group plc (REIT)	112,999	1,344,301
Legal & General Group plc	867,523	3,110,629
Lloyds Banking Group plc	10,422,055	8,435,011
London Stock Exchange Group plc	46,519	2,878,568
Marks & Spencer Group plc	235,561	855,683
Meggitt plc	110,613	724,373
Melrose Industries plc	697,566	1,664,000
Merlin Entertainments plc(m)	99,290	443,956
Micro Focus International plc	63,144	1,641,960
Mondi plc	55,023	1,216,867
National Grid plc	497,933	5,517,717
Next plc	20,168	1,465,744
Pearson plc	116,958	1,273,800
Persimmon plc	46,911	1,325,853
Prudential plc	379,752	7,604,598
Reckitt Benckiser Group plc	98,394	8,178,741
RELX plc (London Stock Exchange)	159,610	3,412,416
RELX plc (Turquoise Stock Exchange)	130,049	2,779,061
Rolls-Royce Holdings plc	248,579	2,924,216
Royal Bank of Scotland Group plc	719,237	2,313,822
Royal Mail plc	122,274	379,507
RSA Insurance Group plc	156,849	1,037,374
Sage Group plc (The)	152,862	1,396,055
Schroders plc	19,063	670,869
Segro plc (REIT)	154,049	1,351,117
Severn Trent plc	35,002	900,826
Smith & Nephew plc	130,872	2,596,018
Smiths Group plc	59,170	1,105,897
SSE plc	145,777	2,253,724
St James’s Place plc	75,963	1,017,083
Standard Chartered plc	411,511	3,169,205
Standard Life Aberdeen plc	341,170	1,172,880
Taylor Wimpey plc	484,799	1,107,838
Tesco plc	1,447,217	4,374,917
Unilever NV (CVA)	226,112	13,133,538
Unilever plc	165,709	9,485,627
United Utilities Group plc	98,112	1,040,689
Vodafone Group plc	3,914,184	7,127,044
Weir Group plc (The)	33,881	687,519
Whitbread plc	27,125	1,794,004
Wm Morrison Supermarkets plc	311,049	921,864
WPP plc	187,425	1,979,258

		286,264,918

United States (0.2%)
Carnival plc	25,004	1,226,127
Ferguson plc	34,071	2,167,313
QIAGEN NV*	34,279	1,389,672

		4,783,112

Total Common Stocks (88.8%) (Cost $1,838,942,779)		1,996,812,857

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.1%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $2,000,953, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,810,474, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,846,291.(xx)	1,810,089	1,810,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $14,223,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $14,507,440.(xx)	$14,220,000	$14,220,000
NBC Global Finance Ltd., 2.60%, dated 3/29/19, due 4/5/19, repurchase price $10,005,056, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.875%-7.125%, maturing 10/31/19-8/15/48; total market value $10,829,640.(xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $3,103,992, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $3,324,767.(xx)	3,103,327	3,103,327
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $5,001,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $3,001,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/15/19-2/15/45; total market value $3,060,000.(xx)	3,000,000	3,000,000
Societe Generale SA, 2.51%, dated 3/29/19, due 4/1/19, repurchase price $30,006,275, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $33,366,051.(xx)	30,000,000	30,000,000

Total Repurchase Agreements		69,133,416

Total Short-Term Investments (3.1%) (Cost $69,133,416)		69,133,416

Total Investments in Securities (91.9%) (Cost $1,908,076,195)		2,065,946,273
Other Assets Less Liabilities (8.1%)		182,293,848

Net Assets (100%)		$2,248,240,121

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $15,325,697 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $86,351,053. This was collateralized by $22,542,113 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-11/15/48 and by cash of $69,133,416 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings as of March 31, 2019	Market Value	% of Net Assets
Financials	$377,320,571	16.8%
Industrials	286,951,903	12.8
Consumer Staples	237,111,822	10.6
Health Care	224,906,310	10.0
Consumer Discretionary	218,945,765	9.7
Materials	149,290,262	6.6
Information Technology	126,080,774	5.6
Energy	116,963,454	5.2
Communication Services	107,992,720	4.8
Real Estate	76,913,059	3.4
Utilities	74,336,217	3.3
Repurchase Agreements	69,133,416	3.1
Cash and Other	182,293,848	8.1

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	284,052	6,120,077	—	—	—	1,026,913	7,146,990	—	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,708	6/2019	EUR	99,393,510	1,342,955
FTSE 100 Index	663	6/2019	GBP	62,273,056	1,460,759
SPI 200 Index	227	6/2019	AUD	24,866,252	(40,138)
TOPIX Index	436	6/2019	JPY	62,628,530	(264,091)

					2,499,485

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,258,072	USD	2,296,980	HSBC Bank plc	6/21/2019	19,884
JPY	607,774,671	USD	5,512,220	HSBC Bank plc	6/21/2019	6,466

Total unrealized appreciation						26,350

EUR	8,337,013	USD	9,445,728	HSBC Bank plc	6/21/2019	(29,377)
GBP	4,497,319	USD	5,883,460	HSBC Bank plc	6/21/2019	(2,211)

Total unrealized depreciation						(31,588)

Net unrealized depreciation						(5,238)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$155,132,040	$—	$155,132,040
Austria	—	4,702,183	—	4,702,183
Belgium	—	20,176,722	—	20,176,722
Chile	—	729,145	—	729,145
China	600,600	2,976,333	—	3,576,933
Colombia	—	609,655	—	609,655
Denmark	—	35,706,980	—	35,706,980
Finland	—	23,840,910	—	23,840,910
France	—	219,291,523	—	219,291,523
Germany	—	170,388,174	—	170,388,174
Hong Kong	4,792,022	68,702,466	—	73,494,488
Ireland	992,008	11,617,669	—	12,609,677
Israel	5,277,379	5,516,290	—	10,793,669
Italy	—	41,132,220	—	41,132,220
Japan	—	478,579,588	—	478,579,588
Luxembourg	—	4,741,177	—	4,741,177
Macau	—	5,396,168	—	5,396,168
Mexico	—	347,295	—	347,295
Netherlands	4,459,364	91,263,841	—	95,723,205
New Zealand	—	4,814,726	—	4,814,726
Norway	—	14,233,119	—	14,233,119
Portugal	—	3,172,676	—	3,172,676
Singapore	—	26,084,677	—	26,084,677
South Africa	—	4,670,481	—	4,670,481
Spain	—	59,670,894	—	59,670,894
Sweden	—	48,513,908	—	48,513,908
Switzerland	—	187,208,953	—	187,208,953
United Arab Emirates	—	423,641	—	423,641
United Kingdom	1,672,858	284,592,060	—	286,264,918
United States	—	4,783,112	—	4,783,112
Forward Currency Contracts	—	26,350	—	26,350
Futures	2,803,714	—	—	2,803,714
Short-Term Investments
Repurchase Agreements	—	69,133,416	—	69,133,416

Total Assets	$20,597,945	$2,048,178,392	$—	$2,068,776,337

Liabilities:
Forward Currency Contracts	$—	$(31,588)	$—	$(31,588)
Futures	$(304,229)	$—	$—	$(304,229)

Total Liabilities	$(304,229)	$(31,588)	$—	$(335,817)

Total	$20,293,716	$2,048,146,804	$—	$2,068,440,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$352,593,140
Aggregate gross unrealized depreciation	(196,102,191)

Net unrealized appreciation	$156,490,949

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,911,949,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.0%)
AGL Energy Ltd.	70,430	$1,088,692
Alumina Ltd.	268,189	460,835
Amcor Ltd.	127,763	1,396,152
AMP Ltd.	327,303	488,043
APA Group	131,392	931,083
Aristocrat Leisure Ltd.	62,556	1,088,682
ASX Ltd.	21,832	1,082,646
Aurizon Holdings Ltd.	216,328	698,897
AusNet Services	190,052	239,530
Australia & New Zealand Banking Group Ltd.(x)	314,930	5,820,725
Bank of Queensland Ltd.	40,298	260,384
Bendigo & Adelaide Bank Ltd.(x)	53,215	365,762
BHP Group Ltd.(x)	323,033	8,828,435
BHP Group plc	231,604	5,576,350
BlueScope Steel Ltd.	61,469	608,863
Boral Ltd.	129,639	422,510
Brambles Ltd.	178,226	1,488,221
Caltex Australia Ltd.	28,239	525,539
Challenger Ltd.	57,827	339,977
CIMIC Group Ltd.	11,373	389,719
Coca-Cola Amatil Ltd.	55,114	338,506
Cochlear Ltd.	6,531	803,558
Coles Group Ltd.*	126,101	1,061,025
Commonwealth Bank of Australia	193,308	9,695,929
Computershare Ltd.	51,325	622,452
Crown Resorts Ltd.(x)	41,080	335,734
CSL Ltd.	49,627	6,869,227
Dexus (REIT)	106,521	963,593
Domino’s Pizza Enterprises Ltd.(x)	7,167	220,961
Flight Centre Travel Group Ltd.	5,564	166,128
Fortescue Metals Group Ltd.	173,291	874,852
Goodman Group (REIT)	177,033	1,678,125
GPT Group (The) (REIT)	193,808	854,579
Harvey Norman Holdings Ltd.(x)	58,015	165,598
Incitec Pivot Ltd.	188,940	418,569
Insurance Australia Group Ltd.	254,276	1,386,614
Lendlease Group	65,083	572,107
Macquarie Group Ltd.	35,622	3,273,472
Medibank Pvt Ltd.	300,492	588,886
Mirvac Group (REIT)(x)	396,358	773,943
National Australia Bank Ltd.	299,818	5,379,623
Newcrest Mining Ltd.	84,068	1,522,755
Oil Search Ltd.	146,586	817,055
Orica Ltd.	39,861	498,987
Origin Energy Ltd.	192,189	982,539
QBE Insurance Group Ltd.	146,239	1,278,233
Ramsay Health Care Ltd.	15,509	708,633
REA Group Ltd.(x)	5,983	317,343
Rio Tinto Ltd.	40,703	2,829,713
Rio Tinto plc	128,117	7,443,891
Santos Ltd.	189,953	921,204
Scentre Group (REIT)	572,132	1,669,656
SEEK Ltd.(x)	38,361	477,759
Sonic Healthcare Ltd.	47,096	821,299
South32 Ltd.	551,830	1,461,514
Stockland (REIT)(x)	251,156	686,583
Suncorp Group Ltd.(x)	144,029	1,409,250
Sydney Airport	126,916	669,567
Tabcorp Holdings Ltd.(x)	211,293	693,132
Telstra Corp. Ltd.	453,667	1,069,459
TPG Telecom Ltd.(x)	38,221	188,615
Transurban Group	285,830	2,678,987
Treasury Wine Estates Ltd.(x)	80,368	851,985
Vicinity Centres (REIT)(x)	349,600	645,407
Washington H Soul Pattinson & Co. Ltd.	10,776	201,311
Wesfarmers Ltd.	124,565	3,064,702
Westpac Banking Corp.	376,649	6,932,035
Woodside Petroleum Ltd.	102,731	2,525,326
Woolworths Group Ltd.	144,145	3,111,445
WorleyParsons Ltd.(x)	37,356	375,589

		115,998,500

Austria (0.2%)
ANDRITZ AG(x)	7,914	339,477
Erste Group Bank AG	33,623	1,235,596
OMV AG	16,284	883,554
Raiffeisen Bank International AG	15,985	358,803
Verbund AG	7,933	380,692
voestalpine AG	11,819	358,893

		3,557,015

Belgium (0.9%)
Ageas	20,082	968,660
Anheuser-Busch InBev SA/NV	83,555	7,007,092
Colruyt SA	6,338	468,526
Groupe Bruxelles Lambert SA	9,114	885,571
KBC Group NV	27,471	1,919,195
Proximus SADP	16,996	490,168
Solvay SA	8,071	872,590
Telenet Group Holding NV(x)	5,998	288,508
UCB SA	13,799	1,185,074
Umicore SA(x)	22,386	994,164

		15,079,548

Chile (0.0%)
Antofagasta plc	43,818	551,303

China (0.2%)
BeiGene Ltd. (ADR)*	3,674	484,968
BOC Hong Kong Holdings Ltd.	408,423	1,690,934
Minth Group Ltd.(x)	75,300	236,933
Yangzijiang Shipbuilding Holdings Ltd.	259,599	287,326

		2,700,161

Colombia (0.0%)
Millicom International Cellular SA (SDR)	7,629	463,207

Denmark (1.6%)
AP Moller - Maersk A/S, Class A	422	510,428
AP Moller - Maersk A/S, Class B	701	889,179
Carlsberg A/S, Class B	11,935	1,490,575
Chr Hansen Holding A/S	10,687	1,083,248
Coloplast A/S, Class B	13,290	1,458,118
Danske Bank A/S	77,761	1,364,679
Demant A/S*	10,600	313,442
DSV A/S	20,612	1,704,608
Genmab A/S*	6,899	1,197,275
H Lundbeck A/S	7,956	344,281
ISS A/S	18,400	559,846
Novo Nordisk A/S, Class B	199,240	10,429,909
Novozymes A/S, Class B	23,813	1,094,867
Orsted A/S(m)	20,579	1,559,643
Pandora A/S	12,273	574,611
Tryg A/S	13,709	376,125
Vestas Wind Systems A/S	21,234	1,786,675

		26,737,509

Finland (1.1%)
Elisa OYJ	16,294	735,133
Fortum OYJ	47,773	976,934
Kone OYJ, Class B	37,298	1,881,083
Metso OYJ	10,364	356,448
Neste OYJ	13,808	1,471,467
Nokia OYJ	619,315	3,524,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nokian Renkaat OYJ	13,328	$446,128
Nordea Bank Abp	332,847	2,532,878
Orion OYJ, Class B	10,910	409,004
Sampo OYJ, Class A	48,613	2,203,623
Stora Enso OYJ, Class R	62,353	762,045
UPM-Kymmene OYJ	58,558	1,707,873
Wartsila OYJ Abp	48,866	788,520

		17,796,128

France (9.9%)
Accor SA	21,118	855,414
Aeroports de Paris	3,202	619,234
Air Liquide SA	46,966	5,971,744
Airbus SE	63,847	8,444,042
Alstom SA	16,861	730,452
Amundi SA(m)	7,144	449,573
Arkema SA	7,510	714,890
Atos SE	10,805	1,042,364
AXA SA‡	212,621	5,349,726
BioMerieux	4,262	352,352
BNP Paribas SA	123,344	5,895,568
Bollore SA	101,444	458,365
Bouygues SA	23,845	851,928
Bureau Veritas SA	28,394	665,685
Capgemini SE	17,735	2,150,567
Carrefour SA	65,181	1,217,394
Casino Guichard Perrachon SA(x)	6,214	269,412
Cie de Saint-Gobain	54,697	1,982,424
Cie Generale des Etablissements Michelin SCA	18,775	2,219,814
CNP Assurances	19,941	438,876
Covivio (REIT)	5,315	564,015
Credit Agricole SA	125,377	1,514,711
Danone SA	67,609	5,209,477
Dassault Aviation SA	277	408,603
Dassault Systemes SE	14,433	2,149,251
Edenred	26,575	1,209,412
Eiffage SA	8,548	821,370
Electricite de France SA	65,557	896,435
Engie SA	200,485	2,986,593
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	579,521
EssilorLuxottica SA (Turquoise Stock Exchange)	26,246	2,867,008
Eurazeo SE	5,093	382,776
Eutelsat Communications SA	19,453	340,305
Faurecia SA	7,818	328,694
Gecina SA (REIT)	5,221	771,907
Getlink SE	51,882	786,555
Hermes International	3,438	2,268,438
Icade (REIT)	4,036	341,365
Iliad SA	3,040	305,206
Imerys SA(x)	3,750	186,940
Ingenico Group SA	6,647	474,368
Ipsen SA	4,190	574,356
JCDecaux SA	8,112	246,782
Kering SA	8,308	4,764,128
Klepierre SA (REIT)	22,201	776,506
Legrand SA	29,655	1,984,619
L’Oreal SA	27,642	7,435,578
LVMH Moet Hennessy Louis Vuitton SE	30,460	11,203,853
Natixis SA	106,935	572,302
Orange SA	218,715	3,557,481
Pernod Ricard SA	23,309	4,183,499
Peugeot SA	63,481	1,548,101
Publicis Groupe SA	22,986	1,230,696
Remy Cointreau SA(x)	2,555	340,776
Renault SA	20,859	1,378,411
Rexel SA	34,775	392,234
Safran SA	36,585	5,017,045
Sanofi	123,530	10,910,984
Sartorius Stedim Biotech	2,793	353,721
Schneider Electric SE	60,313	4,731,868
SCOR SE	17,640	751,140
SEB SA	2,300	387,004
Societe BIC SA	2,626	234,037
Societe Generale SA	84,605	2,446,193
Sodexo SA	9,655	1,063,121
Suez	39,208	519,422
Teleperformance	6,271	1,126,926
Thales SA	11,748	1,406,786
TOTAL SA	263,480	14,636,066
Ubisoft Entertainment SA*	8,700	774,492
Unibail-Rodamco-Westfield (REIT)(x)	15,323	2,511,938
Valeo SA	26,908	780,258
Veolia Environnement SA	59,108	1,321,447
Vinci SA	55,651	5,413,627
Vivendi SA	114,852	3,327,814
Wendel SA	2,900	365,320

		164,341,305

Germany (7.7%)
1&1 Drillisch AG	5,440	193,688
adidas AG	20,398	4,956,123
Allianz SE (Registered)	46,968	10,446,650
Aroundtown SA	82,613	681,133
Axel Springer SE	5,481	283,068
BASF SE	100,718	7,403,607
Bayer AG (Registered)	102,261	6,607,370
Bayerische Motoren Werke AG	36,356	2,803,786
Bayerische Motoren Werke AG (Preference)(q)	5,850	384,547
Beiersdorf AG	11,206	1,165,772
Brenntag AG	16,900	870,153
Commerzbank AG	107,469	831,818
Continental AG	12,237	1,842,144
Covestro AG(m)	21,588	1,187,085
Daimler AG (Registered)	99,718	5,844,615
Delivery Hero SE(m)*	10,729	387,535
Deutsche Bank AG (Registered)	215,840	1,757,780
Deutsche Boerse AG	21,228	2,721,770
Deutsche Lufthansa AG (Registered)	27,325	599,703
Deutsche Post AG (Registered)	108,323	3,523,828
Deutsche Telekom AG (Registered)	365,489	6,065,762
Deutsche Wohnen SE	39,524	1,916,647
E.ON SE	243,343	2,705,679
Evonik Industries AG	17,547	477,912
Fraport AG Frankfurt Airport Services Worldwide	4,322	330,841
Fresenius Medical Care AG & Co. KGaA	24,003	1,935,934
Fresenius SE & Co. KGaA	45,733	2,552,737
FUCHS PETROLUB SE (Preference)(q)	7,028	289,330
GEA Group AG	16,750	438,731
Hannover Rueck SE	6,841	982,258
HeidelbergCement AG	16,232	1,168,241
Henkel AG & Co. KGaA	11,266	1,071,040
Henkel AG & Co. KGaA (Preference)(q)	19,561	1,996,772
HOCHTIEF AG	2,243	324,575
HUGO BOSS AG	6,845	467,460
Infineon Technologies AG	125,762	2,494,885
Innogy SE(m)	6,455	298,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Innogy SE*	8,746	$374,283
KION Group AG	7,749	404,981
LANXESS AG	9,809	523,094
Merck KGaA	14,135	1,611,756
METRO AG	20,607	341,884
MTU Aero Engines AG	5,634	1,275,364
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	16,398	3,881,230
OSRAM Licht AG	10,878	374,370
Porsche Automobil Holding SE (Preference)(q)	16,635	1,043,858
ProSiebenSat.1 Media SE	25,081	357,872
Puma SE	940	545,148
RWE AG	56,363	1,511,082
SAP SE	107,771	12,451,888
Sartorius AG (Preference)(q)	3,997	685,548
Siemens AG (Registered)	83,888	9,028,085
Siemens Healthineers AG(m)	16,368	682,104
Symrise AG	13,747	1,238,590
Telefonica Deutschland Holding AG	78,573	246,702
thyssenkrupp AG	46,973	645,213
TUI AG	48,071	460,560
Uniper SE	22,503	678,777
United Internet AG (Registered)	13,530	493,717
Volkswagen AG	3,447	561,054
Volkswagen AG (Preference)(q)	20,376	3,207,263
Vonovia SE	53,971	2,798,250
Wirecard AG	12,907	1,617,240
Zalando SE(m)*	12,506	487,494

		127,536,856

Hong Kong (3.3%)
AIA Group Ltd.	1,324,300	13,184,039
ASM Pacific Technology Ltd.	33,877	377,828
Bank of East Asia Ltd. (The)	136,421	443,154
CK Asset Holdings Ltd.	283,025	2,516,595
CK Hutchison Holdings Ltd.	296,880	3,118,205
CK Infrastructure Holdings Ltd.	76,213	625,727
CLP Holdings Ltd.	179,928	2,085,803
Dairy Farm International Holdings Ltd.	39,600	332,244
Hang Lung Group Ltd.	99,400	319,095
Hang Lung Properties Ltd.	217,811	531,629
Hang Seng Bank Ltd.	84,144	2,076,280
Henderson Land Development Co. Ltd.	148,165	941,845
HK Electric Investments & HK Electric Investments Ltd.(m)	308,100	314,774
HKT Trust & HKT Ltd.	418,011	672,017
Hong Kong & China Gas Co. Ltd.	1,016,335	2,436,630
Hong Kong Exchanges & Clearing Ltd.	130,002	4,531,054
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	113,400	799,470
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	10,400	73,944
Hysan Development Co. Ltd.	71,507	383,043
Jardine Matheson Holdings Ltd. (London Stock Exchange)	20,900	1,292,874
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	3,000	187,080
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	21,500	801,090
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	3,500	131,005
Kerry Properties Ltd.	65,124	290,778
Link REIT (REIT)	231,519	2,707,462
Melco Resorts & Entertainment Ltd. (ADR)	27,495	621,112
MTR Corp. Ltd.	162,816	1,008,014
New World Development Co. Ltd.	683,513	1,133,681
NWS Holdings Ltd.	164,562	359,733
PCCW Ltd.	471,865	293,340
Power Assets Holdings Ltd.	149,314	1,035,694
Shangri-La Asia Ltd.	124,635	177,189
Sino Land Co. Ltd.	356,300	689,002
Sun Hung Kai Properties Ltd.	176,487	3,028,401
Swire Pacific Ltd., Class A	52,912	680,783
Swire Properties Ltd.	131,200	564,080
Techtronic Industries Co. Ltd.	148,500	997,889
WH Group Ltd.(m)	957,400	1,024,485
Wharf Holdings Ltd. (The)	132,113	398,866
Wharf Real Estate Investment Co. Ltd.	130,913	974,766
Wheelock & Co. Ltd.	90,274	661,247
Yue Yuen Industrial Holdings Ltd.	81,437	280,104

		55,102,051

Ireland (0.6%)
AerCap Holdings NV*	14,108	656,586
AIB Group plc	94,993	426,447
Bank of Ireland Group plc (Aquis Stock Exchange)	30	181
Bank of Ireland Group plc (Turquoise Stock Exchange)	102,695	611,700
CRH plc	91,684	2,843,706
James Hardie Industries plc (CHDI)(x)	49,487	637,408
Kerry Group plc (London Stock Exchange), Class A	5	555
Kerry Group plc (Turquoise Stock Exchange), Class A	17,474	1,950,345
Kingspan Group plc	16,502	763,769
Paddy Power Betfair plc	8,716	672,181
Ryanair Holdings plc (ADR)*	1,760	131,894
Smurfit Kappa Group plc	24,699	689,328

		9,384,100

Israel (0.5%)
Azrieli Group Ltd.	5,148	304,833
Bank Hapoalim BM	112,564	744,622
Bank Leumi Le-Israel BM	164,796	1,075,624
Bezeq The Israeli Telecommunication Corp. Ltd.(x)	211,384	151,587
Check Point Software Technologies Ltd.*	13,902	1,758,464
Elbit Systems Ltd.	2,646	341,257
Israel Chemicals Ltd.	79,660	414,023
Mizrahi Tefahot Bank Ltd.	14,297	293,607
Nice Ltd.*	6,437	758,065
Teva Pharmaceutical Industries Ltd. (ADR)*	106,637	1,672,068
Wix.com Ltd.*	4,401	531,773

		8,045,923

Italy (1.9%)
Assicurazioni Generali SpA	129,405	2,395,141
Atlantia SpA	54,702	1,416,848
Davide Campari-Milano SpA	65,449	642,402
Enel SpA	891,878	5,706,647
Eni SpA	278,959	4,929,777
Ferrari NV	13,462	1,804,569
Intesa Sanpaolo SpA	1,631,840	3,974,051
Leonardo SpA	37,665	437,717
Mediobanca Banca di Credito Finanziario SpA	68,911	715,961
Moncler SpA	19,510	786,122

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pirelli & C SpA(m)*	39,967	$257,252
Poste Italiane SpA(m)	54,403	529,222
Prysmian SpA	26,887	508,657
Recordati SpA	11,301	440,015
Snam SpA	250,933	1,288,916
Telecom Italia SpA(x)*	1,885,963	1,138,030
Terna Rete Elettrica Nazionale SpA(x)	151,833	961,960
UniCredit SpA	221,457	2,838,937

		30,772,224

Japan (21.6%)
ABC-Mart, Inc.	3,625	215,544
Acom Co. Ltd.	48,976	174,551
Aeon Co. Ltd.	67,642	1,413,811
AEON Financial Service Co. Ltd.	11,388	231,500
Aeon Mall Co. Ltd.	10,811	177,533
AGC, Inc.	19,814	693,660
Air Water, Inc.	15,870	229,680
Aisin Seiki Co. Ltd.	17,937	640,087
Ajinomoto Co., Inc.	48,671	776,856
Alfresa Holdings Corp.	21,104	599,816
Alps Alpine Co. Ltd.	22,190	462,500
Amada Holdings Co. Ltd.	34,853	344,348
ANA Holdings, Inc.	12,671	464,058
Aozora Bank Ltd.	12,562	310,111
Asahi Group Holdings Ltd.	39,388	1,752,078
Asahi Intecc Co. Ltd.	10,965	514,464
Asahi Kasei Corp.	138,621	1,428,360
Asics Corp.	16,051	215,066
Astellas Pharma, Inc.	207,282	3,101,842
Bandai Namco Holdings, Inc.	22,462	1,051,861
Bank of Kyoto Ltd. (The)(x)	5,362	224,001
Benesse Holdings, Inc.	7,475	193,906
Bridgestone Corp.	66,163	2,546,705
Brother Industries Ltd.	23,474	433,770
Calbee, Inc.	8,628	232,146
Canon, Inc.	109,891	3,185,778
Casio Computer Co. Ltd.(x)	19,681	256,601
Central Japan Railway Co.	15,978	3,706,527
Chiba Bank Ltd. (The)	67,652	366,858
Chubu Electric Power Co., Inc.	68,014	1,060,744
Chugai Pharmaceutical Co. Ltd.	24,783	1,701,693
Chugoku Electric Power Co., Inc. (The)(x)	31,275	389,703
Coca-Cola Bottlers Japan, Inc.	14,567	369,465
Concordia Financial Group Ltd.	120,012	462,376
Credit Saison Co. Ltd.	17,202	226,918
CyberAgent, Inc.(x)	11,563	471,054
Dai Nippon Printing Co. Ltd.	25,768	615,428
Daicel Corp.	27,609	299,432
Daifuku Co. Ltd.(x)	11,288	586,654
Dai-ichi Life Holdings, Inc.	116,781	1,620,583
Daiichi Sankyo Co. Ltd.	62,164	2,860,565
Daikin Industries Ltd.	27,509	3,219,270
Daito Trust Construction Co. Ltd.(x)	7,865	1,094,983
Daiwa House Industry Co. Ltd.	62,258	1,976,774
Daiwa House REIT Investment Corp. (REIT)	197	436,731
Daiwa Securities Group, Inc.	175,187	851,988
DeNA Co. Ltd.	12,340	185,607
Denso Corp.	47,874	1,864,766
Dentsu, Inc.	23,539	992,916
Disco Corp.(x)	3,228	459,312
East Japan Railway Co.	33,658	3,243,413
Eisai Co. Ltd.	27,704	1,553,054
Electric Power Development Co. Ltd.	15,355	373,519
FamilyMart UNY Holdings Co. Ltd.	28,996	738,047
FANUC Corp.	21,471	3,657,606
Fast Retailing Co. Ltd.	6,508	3,055,231
Fuji Electric Co. Ltd.	12,266	347,516
FUJIFILM Holdings Corp.	41,750	1,896,323
Fujitsu Ltd.	21,393	1,541,501
Fukuoka Financial Group, Inc.(x)	15,134	335,370
Hakuhodo DY Holdings, Inc.	25,523	409,455
Hamamatsu Photonics KK	15,709	606,646
Hankyu Hanshin Holdings, Inc.	24,814	929,154
Hikari Tsushin, Inc.	2,464	466,210
Hino Motors Ltd.	28,431	239,084
Hirose Electric Co. Ltd.(x)	3,479	365,071
Hisamitsu Pharmaceutical Co., Inc.	6,109	280,563
Hitachi Chemical Co. Ltd.	11,070	244,912
Hitachi Construction Machinery Co. Ltd.	12,158	322,188
Hitachi High-Technologies Corp.	7,398	302,715
Hitachi Ltd.	106,347	3,439,989
Hitachi Metals Ltd.	23,032	267,249
Honda Motor Co. Ltd.	178,730	4,829,887
Hoshizaki Corp.	6,254	387,101
Hoya Corp.	41,431	2,732,285
Hulic Co. Ltd.	30,050	294,454
Idemitsu Kosan Co. Ltd.(x)	24,240	810,319
IHI Corp.	16,722	401,189
Iida Group Holdings Co. Ltd.(x)	16,314	295,133
Inpex Corp.	113,943	1,085,147
Isetan Mitsukoshi Holdings Ltd.(x)	34,460	347,927
Isuzu Motors Ltd.	62,167	815,581
ITOCHU Corp.	153,668	2,776,506
J Front Retailing Co. Ltd.	26,581	315,864
Japan Airlines Co. Ltd.	11,957	420,647
Japan Airport Terminal Co. Ltd.(x)	5,880	248,029
Japan Exchange Group, Inc.	54,186	964,621
Japan Post Bank Co. Ltd.(x)	46,392	506,072
Japan Post Holdings Co. Ltd.	173,934	2,033,912
Japan Prime Realty Investment Corp. (REIT)	98	403,212
Japan Real Estate Investment Corp. (REIT)	146	860,218
Japan Retail Fund Investment Corp. (REIT)	276	554,590
Japan Tobacco, Inc.	121,192	3,001,643
JFE Holdings, Inc.	52,789	894,741
JGC Corp.	23,501	311,919
JSR Corp.	21,285	329,559
JTEKT Corp.	23,669	290,871
JXTG Holdings, Inc.	355,619	1,625,201
Kajima Corp.	48,960	721,832
Kakaku.com, Inc.(x)	13,790	264,652
Kamigumi Co. Ltd.	11,125	257,372
Kaneka Corp.	5,832	218,115
Kansai Electric Power Co., Inc. (The)	78,166	1,151,014
Kansai Paint Co. Ltd.(x)	19,314	367,877
Kao Corp.	54,048	4,251,470
Kawasaki Heavy Industries Ltd.	16,467	405,620
KDDI Corp.	194,325	4,181,766
Keihan Holdings Co. Ltd.	10,536	442,525
Keikyu Corp.	22,838	386,987
Keio Corp.	11,056	713,258
Keisei Electric Railway Co. Ltd.	13,655	495,291
Keyence Corp.	10,696	6,656,168
Kikkoman Corp.(x)	15,635	766,021
Kintetsu Group Holdings Co. Ltd.	19,189	893,397
Kirin Holdings Co. Ltd.	90,725	2,163,140
Kobayashi Pharmaceutical Co. Ltd.	5,802	488,953
Kobe Steel Ltd.	31,273	234,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Koito Manufacturing Co. Ltd.	11,535	$652,571
Komatsu Ltd.	101,280	2,349,005
Konami Holdings Corp.	9,993	433,243
Konica Minolta, Inc.	50,375	494,978
Kose Corp.	3,357	615,788
Kubota Corp.	106,847	1,542,017
Kuraray Co. Ltd.	35,853	455,482
Kurita Water Industries Ltd.	11,215	286,067
Kyocera Corp.	34,690	2,034,512
Kyowa Hakko Kirin Co. Ltd.	29,128	633,389
Kyushu Electric Power Co., Inc.(x)	40,947	482,881
Kyushu Railway Co.(x)	17,260	566,872
Lawson, Inc.	5,448	301,820
LINE Corp.(x)*	8,552	301,322
Lion Corp.	24,432	513,639
LIXIL Group Corp.(x)	30,379	405,126
M3, Inc.	45,531	762,890
Makita Corp.	24,941	867,523
Marubeni Corp.	167,397	1,155,452
Marui Group Co. Ltd.(x)	19,601	395,274
Maruichi Steel Tube Ltd.	6,564	191,003
Mazda Motor Corp.	62,078	693,708
McDonald’s Holdings Co. Japan Ltd.	7,048	325,596
Mebuki Financial Group, Inc.	84,528	215,839
Medipal Holdings Corp.	17,931	425,503
Meiji Holdings Co. Ltd.	13,497	1,094,812
Minebea Mitsumi, Inc.	42,981	644,928
MISUMI Group, Inc.	32,005	794,710
Mitsubishi Chemical Holdings Corp.	142,624	1,002,988
Mitsubishi Corp.	148,159	4,109,364
Mitsubishi Electric Corp.	198,711	2,550,450
Mitsubishi Estate Co. Ltd.	129,674	2,346,488
Mitsubishi Gas Chemical Co., Inc.	16,239	231,358
Mitsubishi Heavy Industries Ltd.	33,142	1,374,961
Mitsubishi Materials Corp.	10,506	276,988
Mitsubishi Motors Corp.	74,674	396,177
Mitsubishi Tanabe Pharma Corp.	26,450	352,969
Mitsubishi UFJ Financial Group, Inc.	1,288,832	6,395,900
Mitsubishi UFJ Lease & Finance Co. Ltd.	39,793	202,502
Mitsui & Co. Ltd.	181,953	2,821,314
Mitsui Chemicals, Inc.	20,492	493,857
Mitsui Fudosan Co. Ltd.	98,435	2,471,311
Mitsui OSK Lines Ltd.(x)	13,398	287,834
Mizuho Financial Group, Inc.(x)	2,645,286	4,088,582
MonotaRO Co. Ltd.(x)	14,610	324,418
MS&AD Insurance Group Holdings, Inc.	51,641	1,570,244
Murata Manufacturing Co. Ltd.	59,382	2,953,294
Nabtesco Corp.	12,437	361,900
Nagoya Railroad Co. Ltd.	19,207	531,169
NEC Corp.	29,333	991,176
Nexon Co. Ltd.	48,700	761,940
NGK Insulators Ltd.	29,912	433,984
NGK Spark Plug Co. Ltd.	18,049	334,500
NH Foods Ltd.(x)	9,582	344,530
Nidec Corp.	24,301	3,075,174
Nikon Corp.(x)	35,458	499,413
Nintendo Co. Ltd.	12,404	3,532,169
Nippon Building Fund, Inc. (REIT)	148	1,001,534
Nippon Electric Glass Co. Ltd.	8,773	232,316
Nippon Express Co. Ltd.	8,444	469,323
Nippon Paint Holdings Co. Ltd.(x)	16,815	659,977
Nippon Prologis REIT, Inc. (REIT)	184	391,475
Nippon Steel Corp.	89,813	1,583,458
Nippon Telegraph & Telephone Corp.	74,589	3,165,136
Nippon Yusen KK(x)	18,026	263,811
Nissan Chemical Corp.	13,563	620,449
Nissan Motor Co. Ltd.(x)	256,303	2,100,283
Nisshin Seifun Group, Inc.	22,436	514,188
Nissin Foods Holdings Co. Ltd.	6,772	464,380
Nitori Holdings Co. Ltd.	8,694	1,121,756
Nitto Denko Corp.	17,812	934,555
Nomura Holdings, Inc.	372,616	1,345,492
Nomura Real Estate Holdings, Inc.	13,031	249,850
Nomura Real Estate Master Fund, Inc. (REIT)	413	608,153
Nomura Research Institute Ltd.	11,721	531,956
NSK Ltd.	40,262	376,718
NTT Data Corp.	69,369	764,229
NTT DOCOMO, Inc.	145,470	3,217,718
Obayashi Corp.	72,151	725,221
Obic Co. Ltd.	7,391	744,235
Odakyu Electric Railway Co. Ltd.	32,526	787,397
Oji Holdings Corp.	98,062	607,855
Olympus Corp.	127,420	1,381,926
Omron Corp.(x)	21,482	1,004,031
Ono Pharmaceutical Co. Ltd.	40,774	797,968
Oracle Corp.	4,040	270,840
Oriental Land Co. Ltd.	21,967	2,491,430
ORIX Corp.	145,284	2,083,632
Osaka Gas Co. Ltd.	40,134	790,875
Otsuka Corp.	11,045	412,082
Otsuka Holdings Co. Ltd.	42,438	1,665,279
Pan Pacific International Holdings Corp.	13,101	866,465
Panasonic Corp.	241,591	2,079,998
Park24 Co. Ltd.	13,132	284,726
Persol Holdings Co. Ltd.	18,163	293,676
Pigeon Corp.(x)	12,626	515,498
Pola Orbis Holdings, Inc.	10,473	333,571
Rakuten, Inc.	93,374	882,937
Recruit Holdings Co. Ltd.	121,014	3,451,459
Renesas Electronics Corp.*	94,733	437,637
Resona Holdings, Inc.	231,714	1,002,916
Ricoh Co. Ltd.	74,754	780,388
Rinnai Corp.(x)	3,911	276,307
Rohm Co. Ltd.	10,196	634,778
Ryohin Keikaku Co. Ltd.	2,573	650,969
Sankyo Co. Ltd.	5,050	192,286
Santen Pharmaceutical Co. Ltd.	41,688	620,261
SBI Holdings, Inc.(x)	25,380	564,712
Secom Co. Ltd.	23,067	1,973,485
Sega Sammy Holdings, Inc.	19,517	229,985
Seibu Holdings, Inc.	25,454	444,865
Seiko Epson Corp.(x)	31,566	482,761
Sekisui Chemical Co. Ltd.	39,143	628,308
Sekisui House Ltd.	67,896	1,122,309
Seven & i Holdings Co. Ltd.	82,636	3,113,669
Seven Bank Ltd.	68,112	200,962
SG Holdings Co. Ltd.	9,719	282,809
Sharp Corp.(x)*	22,273	244,776
Shimadzu Corp.	25,048	723,212
Shimamura Co. Ltd.	2,368	200,200
Shimano, Inc.	8,115	1,317,964
Shimizu Corp.	60,865	528,306
Shin-Etsu Chemical Co. Ltd.	40,014	3,350,446
Shinsei Bank Ltd.	18,889	268,431
Shionogi & Co. Ltd.	30,003	1,854,918
Shiseido Co. Ltd.	42,046	3,030,059
Shizuoka Bank Ltd. (The)	47,612	362,148
Showa Denko KK	15,151	531,782
SMC Corp.	6,200	2,323,252
Softbank Corp.(x)	184,133	2,071,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SoftBank Group Corp.	90,565	$8,780,303
Sohgo Security Services Co. Ltd.	8,387	364,751
Sompo Holdings, Inc.	36,202	1,338,589
Sony Corp.	139,249	5,836,070
Sony Financial Holdings, Inc.	18,554	349,551
Stanley Electric Co. Ltd.	14,515	389,625
Subaru Corp.(x)	67,465	1,535,509
SUMCO Corp.	24,053	267,159
Sumitomo Chemical Co. Ltd.	165,924	771,008
Sumitomo Corp.	124,493	1,719,740
Sumitomo Dainippon Pharma Co. Ltd.	17,042	420,860
Sumitomo Electric Industries Ltd.	81,405	1,078,618
Sumitomo Heavy Industries Ltd.	11,864	383,763
Sumitomo Metal Mining Co. Ltd.	25,252	745,051
Sumitomo Mitsui Financial Group, Inc.	145,797	5,098,883
Sumitomo Mitsui Trust Holdings, Inc.	36,385	1,305,303
Sumitomo Realty & Development Co. Ltd.	39,326	1,627,258
Sumitomo Rubber Industries Ltd.	18,256	218,749
Sundrug Co. Ltd.(x)	8,414	231,550
Suntory Beverage & Food Ltd.	14,968	702,279
Suzuken Co. Ltd.	7,623	440,886
Suzuki Motor Corp.	37,702	1,666,195
Sysmex Corp.	17,939	1,082,847
T&D Holdings, Inc.	58,910	618,707
Taiheiyo Cement Corp.	13,190	439,151
Taisei Corp.	23,128	1,072,615
Taisho Pharmaceutical Holdings Co. Ltd.	3,929	374,005
Taiyo Nippon Sanso Corp.(x)	14,972	227,761
Takashimaya Co. Ltd.(x)	14,883	197,939
Takeda Pharmaceutical Co. Ltd.	162,672	6,635,749
TDK Corp.	14,407	1,127,030
Teijin Ltd.	17,795	293,185
Terumo Corp.	66,860	2,039,040
THK Co. Ltd.	13,081	322,687
Tobu Railway Co. Ltd.(x)	20,389	587,773
Toho Co. Ltd.	12,434	498,684
Toho Gas Co. Ltd.(x)	8,527	382,380
Tohoku Electric Power Co., Inc.	45,610	581,082
Tokio Marine Holdings, Inc.	73,025	3,532,979
Tokyo Century Corp.	4,362	189,507
Tokyo Electric Power Co. Holdings, Inc.*	157,131	992,436
Tokyo Electron Ltd.	17,360	2,506,181
Tokyo Gas Co. Ltd.	41,533	1,121,799
Tokyu Corp.	56,239	980,871
Tokyu Fudosan Holdings Corp.	61,612	368,015
Toppan Printing Co. Ltd.	25,955	391,327
Toray Industries, Inc.	154,138	983,129
Toshiba Corp.	72,036	2,291,139
Tosoh Corp.	28,897	448,721
TOTO Ltd.(x)	15,949	675,634
Toyo Seikan Group Holdings Ltd.	17,387	355,647
Toyo Suisan Kaisha Ltd.	9,353	355,706
Toyoda Gosei Co. Ltd.	6,597	139,523
Toyota Industries Corp.	16,060	804,232
Toyota Motor Corp.	250,451	14,659,168
Toyota Tsusho Corp.	23,060	750,079
Trend Micro, Inc.	13,316	647,598
Tsuruha Holdings, Inc.	4,314	350,320
Unicharm Corp.	44,638	1,475,314
United Urban Investment Corp. (REIT)	325	512,880
USS Co. Ltd.	24,041	445,549
Welcia Holdings Co. Ltd.	4,796	162,492
West Japan Railway Co.	18,220	1,370,898
Yahoo Japan Corp.	303,180	741,332
Yakult Honsha Co. Ltd.	13,019	909,204
Yamada Denki Co. Ltd.(x)	69,217	340,995
Yamaguchi Financial Group, Inc.	21,391	181,041
Yamaha Corp.	15,158	756,327
Yamaha Motor Co. Ltd.	31,076	608,734
Yamato Holdings Co. Ltd.(x)	33,920	875,009
Yamazaki Baking Co. Ltd.	14,669	237,711
Yaskawa Electric Corp.(x)	26,209	821,766
Yokogawa Electric Corp.	25,107	518,994
Yokohama Rubber Co. Ltd. (The)	12,720	235,968
ZOZO, Inc.(x)	20,743	390,417

		358,070,772

Luxembourg (0.2%)
ArcelorMittal	72,107	1,460,640
Eurofins Scientific SE(x)	1,289	533,550
RTL Group SA	4,129	225,564
SES SA (FDR)	38,716	602,153
Tenaris SA	52,481	736,765

		3,558,672

Macau (0.2%)
Galaxy Entertainment Group Ltd.	258,000	1,756,712
MGM China Holdings Ltd.(x)	105,100	219,841
Sands China Ltd.	265,596	1,334,755
SJM Holdings Ltd.	207,100	236,386
Wynn Macau Ltd.	160,100	377,308

		3,925,002

Malta (0.0%)
BGP Holdings plc(r)*	810,676	—

Mexico (0.0%)
Fresnillo plc	23,168	262,765

Netherlands (4.3%)
ABN AMRO Group NV (CVA)(m)	45,613	1,028,444
Adyen NV(m)(x)*	1,135	888,684
Aegon NV	198,748	955,099
Akzo Nobel NV	24,623	2,181,771
ASML Holding NV	44,948	8,430,294
EXOR NV	11,975	777,768
Heineken Holding NV	12,648	1,266,979
Heineken NV	28,655	3,024,084
ING Groep NV	426,739	5,162,241
Koninklijke Ahold Delhaize NV	134,701	3,584,868
Koninklijke DSM NV	20,059	2,186,215
Koninklijke KPN NV	361,691	1,146,584
Koninklijke Philips NV	103,457	4,214,461
Koninklijke Vopak NV	7,795	373,021
NN Group NV	33,468	1,390,207
NXP Semiconductors NV	37,827	3,343,528
Randstad NV(x)	12,512	610,116
Royal Dutch Shell plc, Class A	501,094	15,751,704
Royal Dutch Shell plc, Class B	410,719	12,988,366
Wolters Kluwer NV	31,658	2,155,600

		71,460,034

New Zealand (0.2%)
a2 Milk Co. Ltd.*	80,734	786,762
Auckland International Airport Ltd.	103,297	572,610
Fisher & Paykel Healthcare Corp. Ltd.	64,132	685,680
Fletcher Building Ltd.	90,703	305,755
Meridian Energy Ltd.	136,101	387,886
Ryman Healthcare Ltd.	40,606	338,745
Spark New Zealand Ltd.	196,338	508,084

		3,585,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Norway (0.6%)
Aker BP ASA	12,646	$450,127
DNB ASA	104,577	1,925,441
Equinor ASA	128,402	2,811,462
Gjensidige Forsikring ASA(x)	21,151	365,393
Mowi ASA	45,659	1,019,062
Norsk Hydro ASA	148,540	601,913
Orkla ASA	89,641	688,031
Schibsted ASA, Class B	10,447	374,277
Telenor ASA	81,576	1,633,421
Yara International ASA	19,565	800,298

		10,669,425

Portugal (0.2%)
Banco Espirito Santo SA (Registered)(r)*	106,365	—
EDP - Energias de Portugal SA	288,405	1,133,932
Galp Energia SGPS SA	54,915	879,661
Jeronimo Martins SGPS SA	26,085	384,780

		2,398,373

Singapore (1.2%)
Ascendas REIT (REIT)	296,822	637,338
CapitaLand Commercial Trust (REIT)	272,040	389,417
CapitaLand Ltd.	281,507	758,163
CapitaLand Mall Trust (REIT)	277,682	487,647
City Developments Ltd.	45,134	301,393
ComfortDelGro Corp. Ltd.	246,650	467,730
DBS Group Holdings Ltd.	196,670	3,661,305
Genting Singapore Ltd.	686,972	527,173
Golden Agri-Resources Ltd.	808,795	167,100
Jardine Cycle & Carriage Ltd.	10,660	255,557
Keppel Corp. Ltd.	160,125	734,903
Oversea-Chinese Banking Corp. Ltd.	346,125	2,822,122
SATS Ltd.	82,300	310,314
Sembcorp Industries Ltd.	101,909	191,749
Singapore Airlines Ltd.	62,548	445,832
Singapore Exchange Ltd.	83,462	450,181
Singapore Press Holdings Ltd.	146,997	261,400
Singapore Technologies Engineering Ltd.	176,479	487,018
Singapore Telecommunications Ltd.	880,245	1,961,513
Suntec REIT (REIT)	218,000	313,669
United Overseas Bank Ltd.	147,420	2,740,092
UOL Group Ltd.	51,415	263,667
Venture Corp. Ltd.	32,300	427,568
Wilmar International Ltd.	205,574	502,084

		19,564,935

South Africa (0.2%)
Anglo American plc	116,365	3,112,276
Investec plc	74,113	426,946

		3,539,222

Spain (2.7%)
ACS Actividades de Construccion y Servicios SA	28,701	1,260,770
Aena SME SA(m)	7,390	1,330,502
Amadeus IT Group SA	48,115	3,853,672
Banco Bilbao Vizcaya Argentaria SA	731,180	4,177,285
Banco de Sabadell SA	635,522	632,910
Banco Santander SA	1,782,856	8,288,663
Bankia SA(x)	140,448	363,935
Bankinter SA	73,911	562,957
CaixaBank SA	396,004	1,236,701
Enagas SA	20,870	607,279
Endesa SA	35,168	897,086
Ferrovial SA	53,629	1,256,106
Grifols SA	32,252	903,020
Iberdrola SA	682,138	5,988,364
Industria de Diseno Textil SA	119,600	3,515,026
Mapfre SA	124,092	341,876
Naturgy Energy Group SA	39,590	1,107,143
Red Electrica Corp. SA	44,186	941,747
Repsol SA	154,076	2,637,458
Siemens Gamesa Renewable Energy SA	25,385	404,211
Telefonica SA	512,418	4,293,218

		44,599,929

Sweden (2.2%)
Alfa Laval AB	31,618	725,725
Assa Abloy AB, Class B	109,983	2,374,193
Atlas Copco AB, Class A	74,243	1,993,564
Atlas Copco AB, Class B	41,823	1,035,083
Boliden AB	30,392	864,952
Electrolux AB	26,987	693,448
Epiroc AB, Class A*	73,451	741,518
Epiroc AB, Class B*	39,494	378,063
Essity AB, Class B	67,392	1,943,338
Hennes & Mauritz AB, Class B	94,703	1,578,842
Hexagon AB, Class B	28,546	1,489,122
Husqvarna AB, Class B	45,150	368,783
ICA Gruppen AB	8,100	324,965
Industrivarden AB, Class C	18,908	396,065
Investor AB, Class B	50,031	2,253,125
Kinnevik AB, Class B	26,007	673,581
L E Lundbergforetagen AB, Class B	7,618	240,897
Lundin Petroleum AB	21,014	711,519
Sandvik AB	124,696	2,025,222
Securitas AB, Class B	32,947	532,443
Skandinaviska Enskilda Banken AB, Class A(x)	179,785	1,556,269
Skanska AB, Class B(x)	37,487	681,010
SKF AB, Class B(x)	41,949	696,646
Svenska Handelsbanken AB, Class A	168,258	1,775,366
Swedbank AB, Class A(x)	98,827	1,396,204
Swedish Match AB	18,650	950,624
Tele2 AB, Class B	53,999	719,325
Telefonaktiebolaget LM Ericsson, Class B	336,755	3,093,975
Telia Co. AB(x)	313,859	1,416,151
Volvo AB, Class B	171,894	2,662,357

		36,292,375

Switzerland (8.5%)
ABB Ltd. (Registered)	202,087	3,797,186
Adecco Group AG (Registered)	17,732	945,944
Baloise Holding AG (Registered)	5,367	886,640
Barry Callebaut AG (Registered)	257	464,058
Chocoladefabriken Lindt & Spruengli AG(x)	122	829,465
Chocoladefabriken Lindt & Spruengli AG (Registered)	12	938,790
Cie Financiere Richemont SA (Registered)	57,242	4,170,057
Clariant AG (Registered)	22,597	474,974
Coca-Cola HBC AG	23,054	785,198
Credit Suisse Group AG (Registered)(x)*	280,230	3,265,949
Dufry AG (Registered)	3,784	397,496
EMS-Chemie Holding AG (Registered)	951	515,732
Geberit AG (Registered)	4,042	1,652,115
Givaudan SA (Registered)(x)	1,007	2,572,742
Glencore plc	1,246,256	5,160,920
Julius Baer Group Ltd.	24,148	975,620
Kuehne + Nagel International AG (Registered)	5,742	787,705
LafargeHolcim Ltd. (Registered)*	53,242	2,630,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Lonza Group AG (Registered)*	8,171	$2,533,974
Nestle SA (Registered)	335,880	32,011,059
Novartis AG (Registered)	237,740	22,867,926
Pargesa Holding SA	4,070	318,815
Partners Group Holding AG	1,873	1,361,840
Roche Holding AG	77,041	21,226,411
Schindler Holding AG	4,414	914,938
Schindler Holding AG (Registered)	2,094	433,205
SGS SA (Registered)	591	1,470,749
Sika AG (Registered)	13,968	1,951,242
Sonova Holding AG (Registered)	6,089	1,204,653
STMicroelectronics NV	73,435	1,084,476
Straumann Holding AG (Registered)	1,155	942,443
Swatch Group AG (The)	3,395	971,705
Swatch Group AG (The) (Registered)	6,545	362,169
Swiss Life Holding AG (Registered)*	3,725	1,640,384
Swiss Prime Site AG (Registered)	8,576	751,450
Swiss Re AG	33,461	3,268,979
Swisscom AG (Registered)(x)	2,865	1,401,210
Temenos Group AG (Registered)	6,600	973,015
UBS Group AG (Registered)*	422,710	5,123,886
Vifor Pharma AG(x)	5,076	686,401
Zurich Insurance Group AG	16,596	5,493,388

		140,245,061

United Arab Emirates (0.0%)
NMC Health plc(x)	11,931	354,923

United Kingdom (12.9%)
3i Group plc	107,465	1,378,403
Admiral Group plc	22,133	625,549
Ashtead Group plc	53,455	1,289,756
Associated British Foods plc	38,599	1,226,165
AstraZeneca plc	138,913	11,099,886
Auto Trader Group plc(m)	100,059	679,759
Aviva plc	430,997	2,315,016
Babcock International Group plc	23,600	151,691
BAE Systems plc	351,356	2,207,576
Barclays plc	1,876,868	3,781,194
Barratt Developments plc	108,885	849,769
Berkeley Group Holdings plc	14,043	674,729
BP plc	2,193,195	15,953,702
British American Tobacco plc	251,525	10,463,503
British Land Co. plc (The) (REIT)	103,112	791,017
BT Group plc	927,966	2,694,639
Bunzl plc	36,393	1,200,170
Burberry Group plc	46,397	1,181,100
Centrica plc	632,628	940,970
CNH Industrial NV	112,865	1,147,560
Coca-Cola European Partners plc	23,864	1,234,723
Compass Group plc	173,692	4,082,233
ConvaTec Group plc(m)	159,482	294,024
Croda International plc	14,499	951,387
DCC plc	10,608	916,717
Diageo plc	268,825	10,987,114
Direct Line Insurance Group plc	147,249	676,999
easyJet plc	15,857	230,797
Experian plc	99,044	2,681,907
Fiat Chrysler Automobiles NV	119,479	1,778,787
G4S plc	159,367	380,886
GlaxoSmithKline plc	543,937	11,312,541
GVC Holdings plc	60,344	439,346
Hammerson plc (REIT)	85,510	373,989
Hargreaves Lansdown plc	30,158	731,969
HSBC Holdings plc	2,186,940	17,753,952
Imperial Brands plc	104,572	3,574,564
Informa plc	139,010	1,347,401
InterContinental Hotels Group plc	18,873	1,134,420
Intertek Group plc	17,821	1,127,356
ITV plc	398,278	659,315
J Sainsbury plc	193,514	594,064
John Wood Group plc	73,498	485,721
Johnson Matthey plc	21,593	883,650
Kingfisher plc	240,867	736,608
Land Securities Group plc (REIT)	79,379	944,338
Legal & General Group plc	653,258	2,342,351
Lloyds Banking Group plc	7,800,902	6,313,601
London Stock Exchange Group plc	34,141	2,112,625
Marks & Spencer Group plc	178,159	647,168
Meggitt plc	82,928	543,072
Melrose Industries plc	534,964	1,276,123
Merlin Entertainments plc(m)	81,562	364,689
Micro Focus International plc	47,417	1,233,004
Mondi plc	39,661	877,127
National Grid plc	372,674	4,129,692
Next plc	15,670	1,138,844
Pearson plc	85,710	933,475
Persimmon plc	34,656	979,488
Prudential plc	284,222	5,691,593
Reckitt Benckiser Group plc	73,655	6,122,377
RELX plc (London Stock Exchange)	124,381	2,659,230
RELX plc (Turquoise Stock Exchange)	92,157	1,969,334
Rolls-Royce Holdings plc	185,492	2,182,077
Royal Bank of Scotland Group plc	520,595	1,674,781
Royal Mail plc	100,911	313,201
RSA Insurance Group plc	109,454	723,911
Sage Group plc (The)	115,997	1,059,375
Schroders plc	13,824	486,497
Segro plc (REIT)	113,152	992,422
Severn Trent plc	25,872	665,852
Smith & Nephew plc	94,749	1,879,471
Smiths Group plc	42,569	795,621
SSE plc	113,001	1,747,005
St James’s Place plc	57,495	769,811
Standard Chartered plc	310,900	2,394,361
Standard Life Aberdeen plc	263,838	907,027
Taylor Wimpey plc	361,027	825,000
Tesco plc	1,077,264	3,256,554
Unilever NV (CVA)	169,229	9,829,534
Unilever plc	123,361	7,061,514
United Utilities Group plc	74,576	791,039
Vodafone Group plc	2,929,637	5,334,356
Weir Group plc (The)	26,812	544,074
Whitbread plc	20,564	1,360,070
Wm Morrison Supermarkets plc	247,597	733,809
WPP plc	135,719	1,433,229

		214,061,346

United States (0.2%)
Carnival plc	18,875	925,578
Ferguson plc	25,111	1,597,352
QIAGEN NV*	24,539	994,812

		3,517,742

Total Common Stocks (90.1%) (Cost $1,301,624,417)		1,494,171,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.9%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $2,000,953, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $2,040,000.(xx)	$2,000,000	$2,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $4,449,576, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $4,537,604.(xx)	4,448,631	4,448,631
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $6,001,275, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $6,121,283.(xx)	6,000,000	6,000,000
NBC Global Finance Ltd., 2.60%, dated 3/29/19, due 4/5/19, repurchase price $1,701,360, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.875%-7.125%, maturing 10/31/19-8/15/48; total market value $1,841,580.(xx)	1,700,500	1,700,500
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $500,107, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $535,678.(xx)	500,000	500,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $5,001,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 2.51%, dated 3/29/19, due 4/1/19, repurchase price $12,002,510, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $13,346,420.(xx)	12,000,000	12,000,000

Total Repurchase Agreements		31,649,131

Total Short-Term Investments (1.9%) (Cost $31,649,131)		31,649,131

Total Investments in Securities (92.0%) (Cost $1,333,273,548)		1,525,821,059
Other Assets Less Liabilities (8.0%)		133,336,561

Net Assets (100%)		$1,659,157,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $11,763,739 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $40,797,065. This was collateralized by $11,639,815 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 4/4/19-11/15/48 and by cash of $31,649,131 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings as of March 31, 2019	Market Value	% of Net Assets
Financials	$282,306,349	17.0%
Industrials	214,401,991	12.9
Consumer Staples	177,486,117	10.7
Health Care	168,309,426	10.1
Consumer Discretionary	163,824,665	9.9
Materials	111,672,291	6.7
Information Technology	94,561,776	5.7
Energy	87,465,795	5.3
Communication Services	80,865,129	4.9
Real Estate	57,585,243	3.5
Utilities	55,693,146	3.4
Repurchase Agreements	31,649,131	1.9
Cash and Other	133,336,561	8.0

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	212,621	4,279,650	319,973	(13,847)	186	763,764	5,349,726	—	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,710	6/2019	EUR	62,763,258	852,851
FTSE 100 Index	418	6/2019	GBP	39,261,142	928,512
MSCI EAFE E-Mini Index	44	6/2019	USD	4,106,080	4,119
SPI 200 Index	144	6/2019	AUD	15,774,186	(28,383)
TOPIX Index	272	6/2019	JPY	39,071,010	(166,784)

					1,590,315

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,756,218	USD	1,238,155	HSBC Bank plc	6/21/2019	10,718
JPY	384,481,047	USD	3,487,056	HSBC Bank plc	6/21/2019	4,091

Total unrealized appreciation						14,809

EUR	5,107,584	USD	5,786,826	HSBC Bank plc	6/21/2019	(17,998)
GBP	2,867,874	USD	3,751,796	HSBC Bank plc	6/21/2019	(1,410)

Total unrealized depreciation						(19,408)

Net unrealized depreciation						(4,599)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$115,998,500	$—		$115,998,500
Austria	—	3,557,015	—		3,557,015
Belgium	—	15,079,548	—		15,079,548
Chile	—	551,303	—		551,303
China	484,968	2,215,193	—		2,700,161
Colombia	—	463,207	—		463,207
Denmark	—	26,737,509	—		26,737,509
Finland	—	17,796,128	—		17,796,128
France	—	164,341,305	—		164,341,305
Germany	—	127,536,856	—		127,536,856
Hong Kong	3,514,546	51,587,505	—		55,102,051
Ireland	788,480	8,595,620	—		9,384,100
Israel	3,962,305	4,083,618	—		8,045,923
Italy	—	30,772,224	—		30,772,224
Japan	—	358,070,772	—		358,070,772
Luxembourg	—	3,558,672	—		3,558,672
Macau	—	3,925,002	—		3,925,002
Malta	—	—	—	(a)	— (a)
Mexico	—	262,765	—		262,765
Netherlands	3,343,528	68,116,506	—		71,460,034
New Zealand	—	3,585,522	—		3,585,522
Norway	—	10,669,425	—		10,669,425
Portugal	—	2,398,373	—	(a)	2,398,373
Singapore	—	19,564,935	—		19,564,935
South Africa	—	3,539,222	—		3,539,222
Spain	—	44,599,929	—		44,599,929
Sweden	—	36,292,375	—		36,292,375
Switzerland	—	140,245,061	—		140,245,061
United Arab Emirates	—	354,923	—		354,923
United Kingdom	1,234,723	212,826,623	—		214,061,346
United States	—	3,517,742	—		3,517,742
Forward Currency Contracts	—	14,809	—		14,809
Futures	1,785,482	—	—		1,785,482
Short-Term Investments
Repurchase Agreements	—	31,649,131	—		31,649,131

Total Assets	$15,114,032	$1,512,507,318	$—		$1,527,621,350

Liabilities:
Forward Currency Contracts	$—	$(19,408)	$—		$(19,408)
Futures	(195,167)	—	—		(195,167)

Total Liabilities	$(195,167)	$(19,408)	$—		$(214,575)

Total	$14,918,865	$1,512,487,910	$—		$1,527,406,775

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$384,960,254
Aggregate gross unrealized depreciation	(198,808,954)

Net unrealized appreciation	$186,151,300

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,341,255,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	918,032	$28,789,484
CenturyLink, Inc.	119,952	1,438,225
Verizon Communications, Inc.	521,165	30,816,486

		61,044,195

Entertainment (1.7%)
Activision Blizzard, Inc.	97,109	4,421,373
Electronic Arts, Inc.*	37,798	3,841,411
Netflix, Inc.*	55,084	19,640,751
Take-Two Interactive Software, Inc.*	13,812	1,303,438
Viacom, Inc., Class B	44,304	1,243,613
Walt Disney Co. (The)	222,053	24,654,556

		55,105,142

Interactive Media & Services (4.4%)
Alphabet, Inc., Class A*	37,789	44,473,496
Alphabet, Inc., Class C*	38,834	45,564,321
Facebook, Inc., Class A*	301,409	50,241,866
TripAdvisor, Inc.(x)*	12,858	661,544
Twitter, Inc.*	92,186	3,031,076

		143,972,303

Media (1.3%)
CBS Corp. (Non-Voting), Class B	43,725	2,078,249
Charter Communications, Inc., Class A*	21,938	7,610,512
Comcast Corp., Class A	569,530	22,769,809
Discovery, Inc., Class A(x)*	19,411	524,485
Discovery, Inc., Class C*	46,629	1,185,309
DISH Network Corp., Class A*	28,744	910,897
Fox Corp., Class A*	45,070	1,654,508
Fox Corp., Class B*	20,612	739,558
Interpublic Group of Cos., Inc. (The)	48,856	1,026,465
News Corp., Class A	49,208	612,148
News Corp., Class B	15,102	188,624
Omnicom Group, Inc.	28,515	2,081,310

		41,381,874

Total Communication Services		301,503,514

Consumer Discretionary (9.2%)
Auto Components (0.1%)
Aptiv plc	33,009	2,623,886
BorgWarner, Inc.	26,166	1,005,036

		3,628,922

Automobiles (0.3%)
Ford Motor Co.	497,208	4,365,486
General Motors Co.	166,261	6,168,283
Harley-Davidson, Inc.(x)	20,634	735,809

		11,269,578

Distributors (0.1%)
Genuine Parts Co.	18,761	2,101,795
LKQ Corp.*	40,261	1,142,607

		3,244,402

Diversified Consumer Services (0.0%)
H&R Block, Inc.	26,280	629,143

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	51,005	2,586,974
Chipotle Mexican Grill, Inc.*	3,079	2,187,045
Darden Restaurants, Inc.	15,703	1,907,443
Hilton Worldwide Holdings, Inc.	36,887	3,065,679
Marriott International, Inc., Class A	35,464	4,436,192
McDonald’s Corp.	96,718	18,366,748
MGM Resorts International	63,676	1,633,926
Norwegian Cruise Line Holdings Ltd.*	26,791	1,472,433
Royal Caribbean Cruises Ltd.	21,863	2,505,937
Starbucks Corp.	156,651	11,645,435
Wynn Resorts Ltd.	12,527	1,494,722
Yum! Brands, Inc.	38,489	3,841,587

		55,144,121

Household Durables (0.3%)
DR Horton, Inc.	41,891	1,733,450
Garmin Ltd.	15,192	1,311,829
Leggett & Platt, Inc.	16,664	703,554
Lennar Corp., Class A	35,932	1,763,902
Mohawk Industries, Inc.*	7,761	979,050
Newell Brands, Inc.	50,453	773,949
PulteGroup, Inc.	31,051	868,186
Whirlpool Corp.	8,097	1,076,010

		9,209,930

Internet & Direct Marketing Retail (3.3%)
Amazon.com, Inc.*	52,284	93,104,733
Booking Holdings, Inc.*	5,756	10,043,702
eBay, Inc.	109,975	4,084,471
Expedia Group, Inc.	14,709	1,750,371

		108,983,277

Leisure Products (0.0%)
Hasbro, Inc.	14,722	1,251,664
Mattel, Inc.(x)*	43,669	567,697

		1,819,361

Multiline Retail (0.5%)
Dollar General Corp.	32,991	3,935,826
Dollar Tree, Inc.*	30,170	3,169,057
Kohl’s Corp.	20,836	1,432,892
Macy’s, Inc.	39,324	944,956
Nordstrom, Inc.	14,712	652,918
Target Corp.	66,205	5,313,613

		15,449,262

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	8,899	1,517,546
AutoZone, Inc.*	3,224	3,301,763
Best Buy Co., Inc.	29,701	2,110,553
CarMax, Inc.(x)*	21,335	1,489,183
Foot Locker, Inc.	14,593	884,336
Gap, Inc. (The)	27,284	714,295
Home Depot, Inc. (The)	142,332	27,312,088
L Brands, Inc.	29,350	809,473
Lowe’s Cos., Inc.	101,339	11,093,580
O’Reilly Automotive, Inc.*	9,901	3,844,558
Ross Stores, Inc.	46,785	4,355,684
Tiffany & Co.	13,826	1,459,334
TJX Cos., Inc. (The)	156,396	8,321,831
Tractor Supply Co.	15,306	1,496,315
Ulta Beauty, Inc.*	7,187	2,506,323

		71,216,862

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	19,299	882,929
Hanesbrands, Inc.	44,828	801,525
NIKE, Inc., Class B	158,934	13,383,832
PVH Corp.	9,565	1,166,452
Ralph Lauren Corp.	6,342	822,431
Tapestry, Inc.	36,902	1,198,946
Under Armour, Inc., Class A(x)*	24,025	507,889
Under Armour, Inc., Class C*	24,627	464,711
VF Corp.	41,230	3,583,299

		22,812,014

Total Consumer Discretionary		303,406,872

Consumer Staples (6.7%)
Beverages (1.6%)
Brown-Forman Corp., Class B	21,330	1,125,797
Coca-Cola Co. (The)	484,641	22,710,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	21,133	$3,705,249
Molson Coors Brewing Co., Class B	24,134	1,439,593
Monster Beverage Corp.*	49,301	2,690,849
PepsiCo, Inc.	177,652	21,771,253

		53,443,018

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	55,479	13,433,685
Kroger Co. (The)	101,972	2,508,511
Sysco Corp.	59,817	3,993,383
Walgreens Boots Alliance, Inc.	100,776	6,376,098
Walmart, Inc.	179,582	17,514,632

		43,826,309

Food Products (1.1%)
Archer-Daniels-Midland Co.	70,925	3,058,995
Campbell Soup Co.(x)	24,122	919,772
Conagra Brands, Inc.	61,864	1,716,108
General Mills, Inc.	75,749	3,920,011
Hershey Co. (The)	17,416	1,999,879
Hormel Foods Corp.	34,566	1,547,174
JM Smucker Co. (The)	14,312	1,667,348
Kellogg Co.	31,997	1,835,988
Kraft Heinz Co. (The)	79,604	2,599,071
Lamb Weston Holdings, Inc.	18,614	1,394,933
McCormick & Co., Inc. (Non-Voting)	15,522	2,338,079
Mondelez International, Inc., Class A	182,301	9,100,466
Tyson Foods, Inc., Class A	37,347	2,593,002

		34,690,826

Household Products (1.5%)
Church & Dwight Co., Inc.	31,401	2,236,693
Clorox Co. (The)	16,338	2,621,596
Colgate-Palmolive Co.	108,715	7,451,326
Kimberly-Clark Corp.	43,416	5,379,242
Procter & Gamble Co. (The)	315,101	32,786,259

		50,475,116

Personal Products (0.2%)
Coty, Inc., Class A(x)	57,605	662,457
Estee Lauder Cos., Inc. (The), Class A	27,583	4,566,366

		5,228,823

Tobacco (1.0%)
Altria Group, Inc.	236,808	13,599,883
Philip Morris International, Inc.	195,927	17,317,988

		30,917,871

Total Consumer Staples		218,581,963

Energy (4.9%)
Energy Equipment & Services (0.5%)
Baker Hughes a GE Co.	64,727	1,794,233
Halliburton Co.	109,568	3,210,342
Helmerich & Payne, Inc.	13,947	774,895
National Oilwell Varco, Inc.	48,832	1,300,885
Schlumberger Ltd.	175,107	7,629,412
TechnipFMC plc	55,006	1,293,741

		16,003,508

Oil, Gas & Consumable Fuels (4.4%)
Anadarko Petroleum Corp.	62,855	2,858,645
Apache Corp.	47,686	1,652,797
Cabot Oil & Gas Corp.	52,220	1,362,942
Chevron Corp.#	239,703	29,526,615
Cimarex Energy Co.	13,171	920,653
Concho Resources, Inc.	25,474	2,826,595
ConocoPhillips	143,443	9,573,386
Devon Energy Corp.	55,203	1,742,207
Diamondback Energy, Inc.	19,655	1,995,572
EOG Resources, Inc.	73,394	6,985,641
Exxon Mobil Corp.	534,319	43,172,975
Hess Corp.	32,401	1,951,512
HollyFrontier Corp.	19,129	942,486
Kinder Morgan, Inc.	243,605	4,874,536
Marathon Oil Corp.	102,784	1,717,521
Marathon Petroleum Corp.	85,506	5,117,534
Noble Energy, Inc.	61,944	1,531,875
Occidental Petroleum Corp.	94,714	6,270,067
ONEOK, Inc.	52,314	3,653,610
Phillips 66	53,191	5,062,187
Pioneer Natural Resources Co.	21,255	3,236,711
Valero Energy Corp.	52,401	4,445,177
Williams Cos., Inc. (The)	154,105	4,425,896

		145,847,140

Total Energy		161,850,648

Financials (11.5%)
Banks (4.9%)
Bank of America Corp.	1,137,495	31,383,487
BB&T Corp.	96,681	4,498,567
Citigroup, Inc.	299,893	18,659,343
Citizens Financial Group, Inc.	58,366	1,896,895
Comerica, Inc.	20,288	1,487,516
Fifth Third Bancorp	92,464	2,331,942
First Republic Bank	20,846	2,094,189
Huntington Bancshares, Inc.	132,537	1,680,569
JPMorgan Chase & Co.	414,645	41,974,513
KeyCorp	129,027	2,032,175
M&T Bank Corp.	17,573	2,759,313
People’s United Financial, Inc.	48,578	798,622
PNC Financial Services Group, Inc. (The)‡	57,400	7,040,684
Regions Financial Corp.	128,863	1,823,412
SunTrust Banks, Inc.	56,321	3,337,019
SVB Financial Group*	6,526	1,451,121
US Bancorp	190,531	9,181,689
Wells Fargo & Co.	521,468	25,197,334
Zions Bancorp NA	22,980	1,043,522

		160,671,912

Capital Markets (2.4%)
Affiliated Managers Group, Inc.	6,698	717,423
Ameriprise Financial, Inc.	17,326	2,219,461
Bank of New York Mellon Corp. (The)	111,786	5,637,368
BlackRock, Inc.‡	15,253	6,518,675
Cboe Global Markets, Inc.	14,090	1,344,750
Charles Schwab Corp. (The)	149,281	6,383,256
CME Group, Inc.	45,221	7,442,472
E*TRADE Financial Corp.	31,236	1,450,287
Franklin Resources, Inc.	37,778	1,251,963
Goldman Sachs Group, Inc. (The)	43,379	8,328,334
Intercontinental Exchange, Inc.	71,409	5,437,081
Invesco Ltd.	51,463	993,751
Moody’s Corp.	21,160	3,831,864
Morgan Stanley	163,967	6,919,407
MSCI, Inc.	10,797	2,146,875
Nasdaq, Inc.	14,486	1,267,380
Northern Trust Corp.	27,563	2,491,971
Raymond James Financial, Inc.	15,687	1,261,392
S&P Global, Inc.	31,506	6,633,588
State Street Corp.	47,211	3,106,956
T. Rowe Price Group, Inc.	30,052	3,008,806

		78,393,060

Consumer Finance (0.6%)
American Express Co.	87,305	9,542,436
Capital One Financial Corp.	59,428	4,854,673
Discover Financial Services	41,086	2,923,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Synchrony Financial	82,395	$2,628,401

		19,949,190

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	245,187	49,255,616
Jefferies Financial Group, Inc.	32,514	610,938

		49,866,554

Insurance (2.1%)
Aflac, Inc.	94,146	4,707,300
Allstate Corp. (The)	42,294	3,983,249
American International Group, Inc.	109,453	4,713,046
Aon plc	30,217	5,158,042
Arthur J Gallagher & Co.	23,520	1,836,912
Assurant, Inc.	6,474	614,447
Brighthouse Financial, Inc.*	13,828	501,818
Chubb Ltd.	57,804	8,097,184
Cincinnati Financial Corp.	19,236	1,652,373
Everest Re Group Ltd.	5,164	1,115,218
Hartford Financial Services Group, Inc. (The)	45,966	2,285,430
Lincoln National Corp.	26,199	1,537,881
Loews Corp.	33,930	1,626,265
Marsh & McLennan Cos., Inc.	63,859	5,996,360
MetLife, Inc.	121,711	5,181,237
Principal Financial Group, Inc.	32,599	1,636,144
Progressive Corp. (The)	73,991	5,334,011
Prudential Financial, Inc.	51,803	4,759,660
Torchmark Corp.	12,892	1,056,499
Travelers Cos., Inc. (The)	33,249	4,560,433
Unum Group	27,423	927,720
Willis Towers Watson plc	16,246	2,853,610

		70,134,839

Total Financials		379,015,555

Health Care (13.2%)
Biotechnology (2.1%)
AbbVie, Inc.	186,969	15,067,832
Alexion Pharmaceuticals, Inc.*	28,298	3,825,324
Amgen, Inc.	79,041	15,016,209
Biogen, Inc.*	24,986	5,906,191
Celgene Corp.*	88,413	8,340,882
Gilead Sciences, Inc.	161,320	10,487,413
Incyte Corp.*	22,818	1,962,576
Regeneron Pharmaceuticals, Inc.*	9,844	4,042,143
Vertex Pharmaceuticals, Inc.*	32,457	5,970,465

		70,619,035

Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	221,424	17,700,634
ABIOMED, Inc.*	5,784	1,651,853
Align Technology, Inc.*	9,264	2,634,033
Baxter International, Inc.	60,749	4,939,501
Becton Dickinson and Co.	33,938	8,475,337
Boston Scientific Corp.*	175,134	6,721,643
Cooper Cos., Inc. (The)	6,241	1,848,397
Danaher Corp.	78,770	10,399,215
Dentsply Sirona, Inc.	28,305	1,403,645
Edwards Lifesciences Corp.*	26,267	5,025,665
Hologic, Inc.*	32,937	1,594,151
IDEXX Laboratories, Inc.*	10,990	2,457,364
Intuitive Surgical, Inc.*	14,514	8,281,398
Medtronic plc	169,098	15,401,446
ResMed, Inc.	18,202	1,892,462
Stryker Corp.	39,008	7,704,860
Teleflex, Inc.	5,904	1,783,953
Varian Medical Systems, Inc.*	11,490	1,628,363
Zimmer Biomet Holdings, Inc.	25,879	3,304,748

		104,848,668

Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	20,151	1,602,407
Anthem, Inc.	32,481	9,321,397
Cardinal Health, Inc.	38,103	1,834,659
Centene Corp.*	51,940	2,758,014
Cigna Corp.	48,180	7,748,308
CVS Health Corp.	163,436	8,814,103
DaVita, Inc.*	16,467	893,993
HCA Healthcare, Inc.	33,631	4,384,810
Henry Schein, Inc.*	18,634	1,120,090
Humana, Inc.	17,282	4,597,012
Laboratory Corp. of America Holdings*	12,324	1,885,326
McKesson Corp.	24,428	2,859,542
Quest Diagnostics, Inc.	17,063	1,534,305
UnitedHealth Group, Inc.	121,185	29,964,203
Universal Health Services, Inc., Class B	10,466	1,400,037
WellCare Health Plans, Inc.*	6,261	1,688,905

		82,407,111

Health Care Technology (0.1%)
Cerner Corp.*	40,848	2,336,914

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	40,458	3,252,014
Illumina, Inc.*	18,710	5,813,010
IQVIA Holdings, Inc.*	20,241	2,911,668
Mettler-Toledo International, Inc.*	3,173	2,294,079
PerkinElmer, Inc.	14,022	1,351,160
Thermo Fisher Scientific, Inc.	50,813	13,908,534
Waters Corp.*	9,195	2,314,474

		31,844,939

Pharmaceuticals (4.3%)
Allergan plc	39,395	5,767,822
Bristol-Myers Squibb Co.	205,950	9,825,875
Eli Lilly & Co.	109,428	14,199,377
Johnson & Johnson	336,461	47,033,883
Merck & Co., Inc.	326,208	27,130,719
Mylan NV*	65,278	1,849,979
Nektar Therapeutics*	22,677	761,947
Perrigo Co. plc	15,792	760,543
Pfizer, Inc.	703,403	29,873,525
Zoetis, Inc.	60,232	6,063,556

		143,267,226

Total Health Care		435,323,893

Industrials (8.6%)
Aerospace & Defense (2.3%)
Arconic, Inc.	54,670	1,044,744
Boeing Co. (The)	66,482	25,357,564
General Dynamics Corp.	34,454	5,832,373
Harris Corp.	14,991	2,394,213
Huntington Ingalls Industries, Inc.	5,165	1,070,188
L3 Technologies, Inc.	10,068	2,077,733
Lockheed Martin Corp.	31,092	9,332,575
Northrop Grumman Corp.	21,514	5,800,174
Raytheon Co.	35,667	6,494,247
Textron, Inc.	29,672	1,503,184
TransDigm Group, Inc.*	6,206	2,817,462
United Technologies Corp.	102,312	13,186,994

		76,911,451

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	17,701	1,539,810
Expeditors International of Washington, Inc.	21,811	1,655,455
FedEx Corp.	30,377	5,510,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	87,756	$9,805,855

		18,511,812

Airlines (0.4%)
Alaska Air Group, Inc.	15,328	860,207
American Airlines Group, Inc.	50,471	1,602,959
Delta Air Lines, Inc.	78,249	4,041,561
Southwest Airlines Co.	62,157	3,226,570
United Continental Holdings, Inc.*	28,157	2,246,366

		11,977,663

Building Products (0.3%)
Allegion plc	11,503	1,043,437
AO Smith Corp.	18,270	974,156
Fortune Brands Home & Security, Inc.	18,073	860,456
Johnson Controls International plc	115,496	4,266,422
Masco Corp.	37,518	1,474,833

		8,619,304

Commercial Services & Supplies (0.3%)
Cintas Corp.	10,853	2,193,500
Copart, Inc.*	25,136	1,522,990
Republic Services, Inc.	26,779	2,152,496
Rollins, Inc.	18,944	788,450
Waste Management, Inc.	49,198	5,112,164

		11,769,600

Construction & Engineering (0.1%)
Fluor Corp.	17,413	640,798
Jacobs Engineering Group, Inc.	14,989	1,127,023
Quanta Services, Inc.	17,512	660,903

		2,428,724

Electrical Equipment (0.4%)
AMETEK, Inc.	28,548	2,368,627
Eaton Corp. plc	53,430	4,304,321
Emerson Electric Co.	77,593	5,312,793
Rockwell Automation, Inc.	15,102	2,649,797

		14,635,538

Industrial Conglomerates (1.4%)
3M Co.	72,726	15,111,008
General Electric Co.#	1,100,297	10,991,967
Honeywell International, Inc.	92,402	14,684,526
Roper Technologies, Inc.	13,166	4,502,377

		45,289,878

Machinery (1.4%)
Caterpillar, Inc.	73,067	9,899,848
Cummins, Inc.	18,487	2,918,543
Deere & Co.	40,346	6,448,905
Dover Corp.	18,729	1,756,780
Flowserve Corp.	16,637	750,994
Fortive Corp.	37,506	3,146,378
Illinois Tool Works, Inc.	38,275	5,493,611
Ingersoll-Rand plc	30,524	3,295,066
PACCAR, Inc.	43,331	2,952,574
Parker-Hannifin Corp.	16,370	2,809,419
Pentair plc	18,952	843,554
Snap-on, Inc.	6,770	1,059,640
Stanley Black & Decker, Inc.	19,277	2,624,949
Wabtec Corp.#(x)	16,684	1,229,979
Xylem, Inc.	22,897	1,809,779

		47,040,019

Professional Services (0.3%)
Equifax, Inc.	15,316	1,814,946
IHS Markit Ltd.*	45,639	2,481,849
Nielsen Holdings plc	45,415	1,074,973
Robert Half International, Inc.	14,570	949,381
Verisk Analytics, Inc.	20,838	2,771,454

		9,092,603

Road & Rail (1.0%)
CSX Corp.	98,645	7,380,619
JB Hunt Transport Services, Inc.	11,027	1,116,925
Kansas City Southern	12,422	1,440,704
Norfolk Southern Corp.	33,814	6,319,498
Union Pacific Corp.	91,627	15,320,034

		31,577,780

Trading Companies & Distributors (0.1%)
Fastenal Co.	36,597	2,353,553
United Rentals, Inc.*	9,826	1,122,620
WW Grainger, Inc.	5,617	1,690,324

		5,166,497

Total Industrials		283,020,869

Information Technology (19.2%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	6,734	2,117,574
Cisco Systems, Inc.	558,247	30,139,755
F5 Networks, Inc.*	7,624	1,196,434
Juniper Networks, Inc.	43,674	1,156,051
Motorola Solutions, Inc.	20,816	2,922,983

		37,532,797

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	37,616	3,552,455
Corning, Inc.	98,579	3,262,965
FLIR Systems, Inc.	16,549	787,401
IPG Photonics Corp.*	4,550	690,599
Keysight Technologies, Inc.*	23,834	2,078,325
TE Connectivity Ltd.	43,000	3,472,250

		13,843,995

IT Services (4.7%)
Accenture plc, Class A	80,374	14,147,431
Akamai Technologies, Inc.*	20,876	1,497,018
Alliance Data Systems Corp.	5,871	1,027,308
Automatic Data Processing, Inc.	54,931	8,774,678
Broadridge Financial Solutions, Inc.	14,388	1,491,892
Cognizant Technology Solutions Corp., Class A	72,609	5,260,522
DXC Technology Co.	34,198	2,199,273
Fidelity National Information Services, Inc.	41,043	4,641,963
Fiserv, Inc.*	49,228	4,345,848
FleetCor Technologies, Inc.*	10,940	2,697,695
Gartner, Inc.*	11,594	1,758,578
Global Payments, Inc.	20,033	2,734,905
International Business Machines Corp.#	112,864	15,925,110
Jack Henry & Associates, Inc.	9,548	1,324,690
Mastercard, Inc., Class A	114,040	26,850,718
Paychex, Inc.	40,758	3,268,792
PayPal Holdings, Inc.*	148,399	15,409,752
Total System Services, Inc.	20,241	1,923,097
VeriSign, Inc.*	13,133	2,384,428
Visa, Inc., Class A	220,980	34,514,866
Western Union Co. (The)	55,921	1,032,861

		153,211,425

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	112,152	2,862,119
Analog Devices, Inc.	46,439	4,888,633
Applied Materials, Inc.	120,811	4,791,364
Broadcom, Inc.	50,607	15,218,031
Intel Corp.	569,192	30,565,610
KLA-Tencor Corp.	20,390	2,434,770
Lam Research Corp.	19,073	3,414,258
Maxim Integrated Products, Inc.	34,115	1,813,894
Microchip Technology, Inc.(x)	30,149	2,501,161
Micron Technology, Inc.*	142,065	5,871,546
NVIDIA Corp.	76,580	13,750,705
Qorvo, Inc.*	15,190	1,089,579

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	153,156	$8,734,487
Skyworks Solutions, Inc.	21,861	1,803,095
Texas Instruments, Inc.	119,123	12,635,377
Xilinx, Inc.	32,140	4,075,031

		116,449,660

Software (5.8%)
Adobe, Inc.*	61,514	16,392,866
ANSYS, Inc.*	10,595	1,935,812
Autodesk, Inc.*	27,905	4,348,157
Cadence Design Systems, Inc.*	35,806	2,274,039
Citrix Systems, Inc.	15,596	1,554,297
Fortinet, Inc.*	18,617	1,563,269
Intuit, Inc.	32,792	8,572,157
Microsoft Corp.	969,116	114,297,541
Oracle Corp.	321,114	17,247,033
Red Hat, Inc.*	22,184	4,053,017
salesforce.com, Inc.*	96,475	15,278,746
Symantec Corp.	81,313	1,869,386
Synopsys, Inc.*	18,965	2,183,820

		191,570,140

Technology Hardware, Storage & Peripherals (3.7%)
Apple, Inc.#	566,170	107,543,992
Hewlett Packard Enterprise Co.	173,505	2,677,182
HP, Inc.	194,870	3,786,324
NetApp, Inc.	31,114	2,157,445
Seagate Technology plc	31,835	1,524,578
Western Digital Corp.	37,287	1,792,013
Xerox Corp.	24,461	782,263

		120,263,797

Total Information Technology		632,871,814

Materials (2.4%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	27,919	5,331,412
Albemarle Corp.	13,529	1,109,107
Celanese Corp.	16,323	1,609,611
CF Industries Holdings, Inc.	27,723	1,133,316
DowDuPont, Inc.	285,725	15,232,000
Eastman Chemical Co.	17,126	1,299,521
Ecolab, Inc.	31,903	5,632,156
FMC Corp.	17,328	1,331,137
International Flavors & Fragrances, Inc.(x)	12,935	1,665,899
Linde plc	69,495	12,226,255
LyondellBasell Industries NV, Class A	38,702	3,254,064
Mosaic Co. (The)	44,734	1,221,686
PPG Industries, Inc.	29,549	3,335,196
Sherwin-Williams Co. (The)	10,368	4,465,601

		58,846,961

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	8,003	1,610,043
Vulcan Materials Co.	16,812	1,990,541

		3,600,584

Containers & Packaging (0.3%)
Avery Dennison Corp.	10,515	1,188,195
Ball Corp.	42,110	2,436,485
International Paper Co.	50,741	2,347,786
Packaging Corp. of America	11,732	1,165,926
Sealed Air Corp.	20,403	939,762
Westrock Co.	32,543	1,248,024

		9,326,178

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	184,574	2,379,159
Newmont Mining Corp.	67,996	2,432,217
Nucor Corp.	38,930	2,271,565

		7,082,941

Total Materials		78,856,664

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	14,019	1,998,549
American Tower Corp. (REIT)	55,622	10,960,871
Apartment Investment & Management Co. (REIT), Class A	19,327	971,955
AvalonBay Communities, Inc. (REIT)	17,708	3,554,527
Boston Properties, Inc. (REIT)	19,757	2,645,067
Crown Castle International Corp. (REIT)	52,578	6,729,984
Digital Realty Trust, Inc. (REIT)	26,099	3,105,781
Duke Realty Corp. (REIT)	46,094	1,409,555
Equinix, Inc. (REIT)	10,419	4,721,474
Equity Residential (REIT)	45,897	3,456,962
Essex Property Trust, Inc. (REIT)	8,477	2,451,888
Extra Space Storage, Inc. (REIT)	16,296	1,660,725
Federal Realty Investment Trust (REIT)	9,299	1,281,867
HCP, Inc. (REIT)	60,782	1,902,477
Host Hotels & Resorts, Inc. (REIT)	95,018	1,795,840
Iron Mountain, Inc. (REIT)	36,090	1,279,751
Kimco Realty Corp. (REIT)	53,769	994,727
Macerich Co. (The) (REIT)	13,415	581,540
Mid-America Apartment Communities, Inc. (REIT)	13,925	1,522,420
Prologis, Inc. (REIT)	79,796	5,741,322
Public Storage (REIT)	19,166	4,173,971
Realty Income Corp. (REIT)	37,971	2,793,147
Regency Centers Corp. (REIT)	20,643	1,393,196
SBA Communications Corp. (REIT)*	14,123	2,819,798
Simon Property Group, Inc. (REIT)	39,174	7,137,895
SL Green Realty Corp. (REIT)	10,283	924,647
UDR, Inc. (REIT)	34,659	1,575,598
Ventas, Inc. (REIT)	45,265	2,888,360
Vornado Realty Trust (REIT)	21,850	1,473,564
Welltower, Inc. (REIT)	48,290	3,747,304
Weyerhaeuser Co. (REIT)	95,745	2,521,923

		90,216,685

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	39,087	1,932,852

Total Real Estate		92,149,537

Utilities (3.0%)
Electric Utilities (1.8%)
Alliant Energy Corp.	29,839	1,406,312
American Electric Power Co., Inc.	62,633	5,245,514
Duke Energy Corp.	91,047	8,194,230
Edison International	41,436	2,565,717
Entergy Corp.	23,599	2,256,772
Evergy, Inc.	31,684	1,839,256
Eversource Energy	40,138	2,847,791
Exelon Corp.	122,580	6,144,935
FirstEnergy Corp.	62,812	2,613,607
NextEra Energy, Inc.	60,336	11,664,156
Pinnacle West Capital Corp.	14,218	1,358,957
PPL Corp.	91,634	2,908,463
Southern Co. (The)	130,208	6,729,150
Xcel Energy, Inc.	65,513	3,682,486

		59,457,346

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)
Atmos Energy Corp.	14,872	$1,530,775

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	84,452	1,526,892
NRG Energy, Inc.	35,455	1,506,128

		3,033,020

Multi-Utilities (1.0%)
Ameren Corp.	31,090	2,286,669
CenterPoint Energy, Inc.	63,537	1,950,586
CMS Energy Corp.	35,929	1,995,497
Consolidated Edison, Inc.	40,073	3,398,591
Dominion Energy, Inc.	99,486	7,626,597
DTE Energy Co.	22,847	2,849,935
NiSource, Inc.	46,120	1,321,799
Public Service Enterprise Group, Inc.	64,177	3,812,755
Sempra Energy	34,681	4,364,951
WEC Energy Group, Inc.	40,312	3,187,873

		32,795,253

Water Utilities (0.1%)
American Water Works Co., Inc.	23,027	2,400,795

Total Utilities		99,217,189

Total Common Stocks (90.7%) (Cost $1,305,303,161)		2,985,798,518

SHORT-TERM INVESTMENTS:
Investment Company (3.4%)
JPMorgan Prime Money Market Fund, IM Shares	110,326,947	110,360,045

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,404,842, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $2,452,418.(xx)	$2,404,331	2,404,331
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $1,020,214.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $96,460, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $103,320.(xx)	96,439	96,439
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $20,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $20,400.(xx)	20,000	20,000

Total Repurchase Agreements		3,520,770

Total Short-Term Investments (3.5%) (Cost $113,866,204)		113,880,815

Total Investments in Securities (94.2%) (Cost $1,419,169,365)		3,099,679,333
Other Assets Less Liabilities (5.8%)		192,591,306

Net Assets (100%)		$3,292,270,639

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,683,628.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $9,117,755. This was collateralized by $5,760,089 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/9/19-2/15/49 and by cash of $3,520,770 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	10,787	4,336,733	—	(110,057)	40,851	342,513	4,610,040	35,597	—
PNC Financial Services Group, Inc. (The)	40,499	4,904,842	—	(184,153)	115,883	131,035	4,967,607	39,856	—

Total		9,241,575	—	(294,210)	156,734	473,548	9,577,647	75,453	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,167	6/2019	USD	307,475,630	7,323,553

					7,323,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$301,503,514	$—	$—	$301,503,514
Consumer Discretionary	303,406,872	—	—	303,406,872
Consumer Staples	218,581,963	—	—	218,581,963
Energy	161,850,648	—	—	161,850,648
Financials	379,015,555	—	—	379,015,555
Health Care	435,323,893	—	—	435,323,893
Industrials	283,020,869	—	—	283,020,869
Information Technology	632,871,814	—	—	632,871,814
Materials	78,856,664	—	—	78,856,664
Real Estate	92,149,537	—	—	92,149,537
Utilities	99,217,189	—	—	99,217,189
Futures	7,323,553	—	—	7,323,553
Short-Term Investments
Investment Company	110,360,045	—	—	110,360,045
Repurchase Agreements	—	3,520,770	—	3,520,770

Total Assets	$3,103,482,116	$3,520,770	$—	$3,107,002,886

Total Liabilities	$—	$—	$—	$—

Total	$3,103,482,116	$3,520,770	$—	$3,107,002,886

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,758,150,636
Aggregate gross unrealized depreciation	(61,838,573)

Net unrealized appreciation	$1,696,312,063

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,410,690,823

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Entertainment (0.9%)
Cinemark Holdings, Inc.	12,145	$485,679
Live Nation Entertainment, Inc.*	15,775	1,002,343
World Wrestling Entertainment, Inc., Class A	4,983	432,425

		1,920,447

Interactive Media & Services (0.2%)
Cars.com, Inc.*	7,054	160,831
Yelp, Inc.*	8,590	296,355

		457,186

Media (1.0%)
AMC Networks, Inc., Class A*	5,087	288,738
Cable One, Inc.	572	561,349
John Wiley & Sons, Inc., Class A	5,136	227,114
Meredith Corp.(x)	4,577	252,925
New York Times Co. (The), Class A(x)	16,193	531,940
TEGNA, Inc.	24,661	347,720

		2,209,786

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	10,679	328,166

Total Communication Services		4,915,585

Consumer Discretionary (10.7%)
Auto Components (0.9%)
Adient plc	9,955	129,017
Dana, Inc.	16,329	289,676
Delphi Technologies plc	10,056	193,679
Gentex Corp.	29,556	611,218
Goodyear Tire & Rubber Co. (The)	26,474	480,503
Visteon Corp.*	3,219	216,800

		1,920,893

Automobiles (0.2%)
Thor Industries, Inc.	5,958	371,600

Distributors (0.3%)
Pool Corp.	4,497	741,870

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	6,572	304,415
Graham Holdings Co., Class B	503	343,640
Service Corp. International	20,686	830,543
Sotheby’s*	3,776	142,544
Weight Watchers International, Inc.*	4,389	88,438

		1,709,580

Hotels, Restaurants & Leisure (3.7%)
Boyd Gaming Corp.	9,091	248,730
Brinker International, Inc.	4,259	189,014
Caesars Entertainment Corp.(x)*	66,476	577,677
Cheesecake Factory, Inc. (The)(x)	4,762	232,957
Churchill Downs, Inc.	4,030	363,748
Cracker Barrel Old Country Store, Inc.(x)	2,752	444,751
Domino’s Pizza, Inc.	4,678	1,207,392
Dunkin’ Brands Group, Inc.	9,413	706,916
Eldorado Resorts, Inc.(x)*	7,392	345,133
International Speedway Corp., Class A	2,704	117,976
Jack in the Box, Inc.	2,938	238,154
Marriott Vacations Worldwide Corp.	4,482	419,067
Papa John’s International, Inc.(x)	2,581	136,664
Penn National Gaming, Inc.*	12,117	243,552
Scientific Games Corp., Class A(x)*	6,322	129,095
Six Flags Entertainment Corp.	8,138	401,610
Texas Roadhouse, Inc.	7,602	472,768
Wendy’s Co. (The)	20,740	371,039
Wyndham Destinations, Inc.	10,764	435,834
Wyndham Hotels & Resorts, Inc.	11,161	557,938

		7,840,015

Household Durables (1.4%)
Helen of Troy Ltd.*	2,921	338,719
KB Home	9,623	232,588
NVR, Inc.*	393	1,087,431
Tempur Sealy International, Inc.*	5,258	303,229
Toll Brothers, Inc.	15,279	553,100
TRI Pointe Group, Inc.*	16,200	204,768
Tupperware Brands Corp.	5,528	141,406

		2,861,241

Leisure Products (0.5%)
Brunswick Corp.	9,932	499,877
Polaris Industries, Inc.	6,546	552,679

		1,052,556

Multiline Retail (0.3%)
Dillard’s, Inc., Class A(x)	2,125	153,043
Ollie’s Bargain Outlet Holdings, Inc.*	5,865	500,460

		653,503

Specialty Retail (1.9%)
Aaron’s, Inc.	7,666	403,232
American Eagle Outfitters, Inc.	19,111	423,691
AutoNation, Inc.*	6,585	235,216
Bed Bath & Beyond, Inc.(x)	15,716	267,015
Dick’s Sporting Goods, Inc.	8,397	309,093
Five Below, Inc.*	6,375	792,094
Michaels Cos., Inc. (The)*	10,208	116,575
Murphy USA, Inc.*	3,427	293,420
Sally Beauty Holdings, Inc.(x)*	13,777	253,634
Signet Jewelers Ltd.	5,900	160,244
Urban Outfitters, Inc.*	8,573	254,104
Williams-Sonoma, Inc.(x)	9,122	513,295

		4,021,613

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	5,182	522,294
Deckers Outdoor Corp.*	3,329	489,329
Skechers U.S.A., Inc., Class A*	15,234	512,015

		1,523,638

Total Consumer Discretionary		22,696,509

Consumer Staples (2.6%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	992	292,372

Food & Staples Retailing (0.4%)
Casey’s General Stores, Inc.	4,183	538,645
Sprouts Farmers Market, Inc.*	14,146	304,705

		843,350

Food Products (1.6%)
Flowers Foods, Inc.	20,899	445,567
Hain Celestial Group, Inc. (The)(x)*	10,227	236,448
Ingredion, Inc.	7,597	719,360
Lancaster Colony Corp.	2,232	349,732
Post Holdings, Inc.*	7,574	828,596
Sanderson Farms, Inc.(x)	2,216	292,157
Tootsie Roll Industries, Inc.(x)	2,171	80,857
TreeHouse Foods, Inc.*	6,391	412,539

		3,365,256

Household Products (0.2%)
Energizer Holdings, Inc.	7,242	325,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.3%)
Edgewell Personal Care Co.*	6,145	$269,704
Nu Skin Enterprises, Inc., Class A	6,316	302,284

		571,988

Total Consumer Staples		5,398,349

Energy (3.5%)
Energy Equipment & Services (1.1%)
Apergy Corp.*	8,809	361,698
Core Laboratories NV(x)	5,054	348,372
Ensco plc, Class A(x)	49,897	196,095
McDermott International, Inc.*	20,635	153,525
Oceaneering International, Inc.*	11,291	178,059
Patterson-UTI Energy, Inc.	24,354	341,443
Rowan Cos. plc, Class A*	14,570	157,210
Transocean Ltd.*	57,721	502,750

		2,239,152

Oil, Gas & Consumable Fuels (2.4%)
Callon Petroleum Co.*	25,968	196,059
Chesapeake Energy Corp.(x)*	118,966	368,795
CNX Resources Corp.*	22,593	243,327
EQT Corp.	29,011	601,688
Equitrans Midstream Corp.	23,184	504,948
Matador Resources Co.(x)*	11,846	228,983
Murphy Oil Corp.	18,551	543,544
Oasis Petroleum, Inc.*	30,889	186,570
PBF Energy, Inc., Class A	13,672	425,746
QEP Resources, Inc.*	27,009	210,400
Range Resources Corp.	23,639	265,702
SM Energy Co.	11,760	205,682
Southwestern Energy Co.*	61,709	289,415
World Fuel Services Corp.	7,660	221,297
WPX Energy, Inc.*	45,055	590,671

		5,082,827

Total Energy		7,321,979

Financials (14.4%)
Banks (6.5%)
Associated Banc-Corp.	18,724	399,757
BancorpSouth Bank	10,339	291,767
Bank of Hawaii Corp.	4,700	370,689
Bank OZK	13,774	399,170
Cathay General Bancorp	8,720	295,695
Chemical Financial Corp.	8,129	334,590
Commerce Bancshares, Inc.	11,264	653,988
Cullen/Frost Bankers, Inc.	7,196	698,516
East West Bancorp, Inc.	16,545	793,664
First Financial Bankshares, Inc.	7,752	447,910
First Horizon National Corp.	36,273	507,096
FNB Corp.	36,963	391,808
Fulton Financial Corp.	19,372	299,879
Hancock Whitney Corp.	9,769	394,668
Home BancShares, Inc.	17,677	310,585
International Bancshares Corp.	6,199	235,748
PacWest Bancorp	13,764	517,664
Pinnacle Financial Partners, Inc.	8,301	454,065
Prosperity Bancshares, Inc.	7,562	522,232
Signature Bank	6,300	806,841
Sterling Bancorp	24,233	451,461
Synovus Financial Corp.	18,124	622,741
TCF Financial Corp.	18,676	386,406
Texas Capital Bancshares, Inc.*	5,706	311,490
Trustmark Corp.	7,416	249,400
UMB Financial Corp.	5,033	322,313
Umpqua Holdings Corp.	25,109	414,298
United Bankshares, Inc.	11,639	421,797
Valley National Bancorp	37,821	362,325
Webster Financial Corp.	10,513	532,694
Wintrust Financial Corp.	6,451	434,346

		13,635,603

Capital Markets (2.7%)
Eaton Vance Corp.	13,112	528,545
Evercore, Inc., Class A	4,663	424,333
FactSet Research Systems, Inc.	4,355	1,081,216
Federated Investors, Inc., Class B	10,923	320,153
Interactive Brokers Group, Inc., Class A	8,548	443,470
Janus Henderson Group plc	18,791	469,399
Legg Mason, Inc.	9,750	266,858
MarketAxess Holdings, Inc.	4,301	1,058,390
SEI Investments Co.	14,708	768,493
Stifel Financial Corp.	8,205	432,896

		5,793,753

Consumer Finance (0.5%)
Green Dot Corp., Class A*	5,445	330,239
Navient Corp.	24,809	287,040
SLM Corp.	49,772	493,241

		1,110,520

Insurance (4.1%)
Alleghany Corp.*	1,668	1,021,483
American Financial Group, Inc.	7,255	698,004
Brown & Brown, Inc.	26,474	781,248
CNO Financial Group, Inc.	18,306	296,191
First American Financial Corp.	12,706	654,359
Genworth Financial, Inc., Class A*	57,215	219,133
Hanover Insurance Group, Inc. (The)	4,633	528,950
Kemper Corp.	6,559	499,402
Mercury General Corp.	3,107	155,567
Old Republic International Corp.	32,504	679,984
Primerica, Inc.	4,851	592,550
Reinsurance Group of America, Inc.	7,175	1,018,706
RenaissanceRe Holdings Ltd.	4,820	691,670
WR Berkley Corp.	10,967	929,124

		8,766,371

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc.(x)*	857	301,287
New York Community Bancorp, Inc.	53,283	616,484
Washington Federal, Inc.	9,255	267,377

		1,185,148

Total Financials		30,491,395

Health Care (8.8%)
Biotechnology (0.8%)
Exelixis, Inc.*	34,220	814,436
Ligand Pharmaceuticals, Inc.(x)*	2,329	292,779
United Therapeutics Corp.*	4,993	586,028

		1,693,243

Health Care Equipment & Supplies (3.4%)
Avanos Medical, Inc.*	5,390	230,045
Cantel Medical Corp.	4,146	277,326
Globus Medical, Inc., Class A*	8,684	429,077
Haemonetics Corp.*	5,815	508,696
Hill-Rom Holdings, Inc.	7,611	805,701
ICU Medical, Inc.*	1,902	455,206
Inogen, Inc.*	2,036	194,173
Integra LifeSciences Holdings Corp.*	8,070	449,660
LivaNova plc*	5,563	541,002
Masimo Corp.*	5,587	772,570
NuVasive, Inc.*	5,896	334,834
STERIS plc	9,658	1,236,514
West Pharmaceutical Services, Inc.	8,482	934,716

		7,169,520

Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc.*	10,054	294,683

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Amedisys, Inc.*	3,333	$410,825
Chemed Corp.	1,834	587,008
Covetrus, Inc.*	10,980	349,713
Encompass Health Corp.	11,273	658,343
HealthEquity, Inc.*	6,219	460,082
MEDNAX, Inc.*	10,004	271,809
Molina Healthcare, Inc.*	7,135	1,012,885
Patterson Cos., Inc.	9,414	205,696
Tenet Healthcare Corp.*	9,461	272,855

		4,523,899

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	19,537	186,383
Medidata Solutions, Inc.*	7,108	520,590

		706,973

Life Sciences Tools & Services (1.6%)
Bio-Rad Laboratories, Inc., Class A*	2,307	705,204
Bio-Techne Corp.	4,315	856,743
Charles River Laboratories International, Inc.*	5,507	799,891
PRA Health Sciences, Inc.*	6,721	741,259
Syneos Health, Inc.*	6,926	358,490

		3,461,587

Pharmaceuticals (0.5%)
Catalent, Inc.*	16,611	674,241
Mallinckrodt plc*	9,500	206,530
Prestige Consumer Healthcare, Inc.*	5,887	176,080

		1,056,851

Total Health Care		18,612,073

Industrials (13.9%)
Aerospace & Defense (0.7%)
Curtiss-Wright Corp.	4,896	554,913
Teledyne Technologies, Inc.*	4,139	980,984

		1,535,897

Air Freight & Logistics (0.3%)
XPO Logistics, Inc.(x)*	12,430	667,988

Airlines (0.3%)
JetBlue Airways Corp.*	34,955	571,864

Building Products (0.8%)
Lennox International, Inc.	4,112	1,087,213
Resideo Technologies, Inc.*	14,016	270,368
Trex Co., Inc.*	6,738	414,522

		1,772,103

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	5,648	425,916
Clean Harbors, Inc.*	5,798	414,731
Deluxe Corp.	4,955	216,633
Healthcare Services Group, Inc.(x)	8,402	277,182
Herman Miller, Inc.	6,713	236,163
HNI Corp.	4,979	180,688
MSA Safety, Inc.	3,996	413,186
Pitney Bowes, Inc.	21,349	146,668
Stericycle, Inc.*	9,694	527,547

		2,838,714

Construction & Engineering (1.1%)
AECOM*	17,809	528,393
Dycom Industries, Inc.*	3,563	163,684
EMCOR Group, Inc.	6,388	466,835
Granite Construction, Inc.	5,324	229,731
KBR, Inc.	16,070	306,777
MasTec, Inc.(x)*	7,012	337,277
Valmont Industries, Inc.	2,513	326,941

		2,359,638

Electrical Equipment (1.2%)
Acuity Brands, Inc.	4,566	547,966
EnerSys	4,912	320,066
Hubbell, Inc.	6,227	734,661
nVent Electric plc	18,370	495,623
Regal Beloit Corp.	4,869	398,625

		2,496,941

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	6,526	800,218

Machinery (4.5%)
AGCO Corp.	7,332	509,940
Colfax Corp.*	10,836	321,612
Crane Co.	5,793	490,204
Donaldson Co., Inc.	14,578	729,775
Graco, Inc.	18,830	932,461
IDEX Corp.	8,636	1,310,427
ITT, Inc.	9,978	578,724
Kennametal, Inc.	9,349	343,576
Lincoln Electric Holdings, Inc.	7,208	604,535
Nordson Corp.	5,892	780,808
Oshkosh Corp.	8,001	601,115
Terex Corp.	7,049	226,484
Timken Co. (The)	7,758	338,404
Toro Co. (The)	12,094	832,551
Trinity Industries, Inc.	15,237	331,100
Woodward, Inc.	6,375	604,924

		9,536,640

Marine (0.2%)
Kirby Corp.*	6,157	462,452

Professional Services (0.7%)
ASGN, Inc.*	6,019	382,146
Insperity, Inc.	4,259	526,668
ManpowerGroup, Inc.	6,889	569,652

		1,478,466

Road & Rail (1.6%)
Avis Budget Group, Inc.*	7,255	252,909
Genesee & Wyoming, Inc., Class A*	6,408	558,393
Knight-Swift Transportation Holdings, Inc.	14,202	464,121
Landstar System, Inc.	4,586	501,663
Old Dominion Freight Line, Inc.	7,400	1,068,486
Ryder System, Inc.	6,062	375,783
Werner Enterprises, Inc.	4,997	170,648

		3,392,003

Trading Companies & Distributors (0.7%)
GATX Corp.	4,183	319,456
MSC Industrial Direct Co., Inc., Class A	5,162	426,949
NOW, Inc.*	12,422	173,411
Watsco, Inc.	3,671	525,724

		1,445,540

Total Industrials		29,358,464

Information Technology (14.8%)
Communications Equipment (1.3%)
ARRIS International plc*	18,637	589,115
Ciena Corp.*	16,391	612,040
InterDigital, Inc.	3,708	244,654
Lumentum Holdings, Inc.*	8,663	489,806
NetScout Systems, Inc.*	7,971	223,746
Plantronics, Inc.	3,733	172,129
ViaSat, Inc.(x)*	6,470	501,425

		2,832,915

Electronic Equipment, Instruments & Components (3.8%)
Arrow Electronics, Inc.*	9,686	746,403
Avnet, Inc.	12,358	535,966
Belden, Inc.	4,472	240,146

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cognex Corp.	19,465	$989,990
Coherent, Inc.*	2,790	395,399
Jabil, Inc.	16,029	426,211
Littelfuse, Inc.	2,814	513,499
National Instruments Corp.	12,833	569,272
SYNNEX Corp.	4,750	453,103
Tech Data Corp.*	4,266	436,881
Trimble, Inc.*	28,671	1,158,308
Vishay Intertechnology, Inc.	15,129	279,433
Zebra Technologies Corp., Class A*	6,153	1,289,238

		8,033,849

IT Services (2.5%)
CACI International, Inc., Class A*	2,840	516,937
CoreLogic, Inc.*	9,104	339,215
Leidos Holdings, Inc.	16,664	1,067,996
LiveRamp Holdings, Inc.*	7,786	424,882
MAXIMUS, Inc.	7,265	515,670
Perspecta, Inc.	16,025	324,025
Sabre Corp.	31,400	671,646
Science Applications International Corp.	5,787	445,309
WEX, Inc.*	4,927	945,935

		5,251,615

Semiconductors & Semiconductor Equipment (3.2%)
Cirrus Logic, Inc.*	6,742	283,636
Cree, Inc.*	11,767	673,308
Cypress Semiconductor Corp.	41,471	618,747
First Solar, Inc.*	8,588	453,790
Integrated Device Technology, Inc.*	14,709	720,594
MKS Instruments, Inc.	6,183	575,328
Monolithic Power Systems, Inc.	4,502	609,976
Silicon Laboratories, Inc.*	4,927	398,397
Synaptics, Inc.*	3,913	155,542
Teradyne, Inc.	19,781	788,075
Universal Display Corp.(x)	4,848	741,017
Versum Materials, Inc.	12,456	626,661

		6,645,071

Software (3.8%)
ACI Worldwide, Inc.*	13,221	434,574
Blackbaud, Inc.	5,546	442,183
CDK Global, Inc.	14,203	835,420
CommVault Systems, Inc.*	4,384	283,820
Fair Isaac Corp.*	3,320	901,812
j2 Global, Inc.	5,283	457,508
LogMeIn, Inc.	5,791	463,859
Manhattan Associates, Inc.*	7,411	408,420
PTC, Inc.*	12,173	1,122,107
Teradata Corp.*	13,371	583,644
Tyler Technologies, Inc.*	4,369	893,024
Ultimate Software Group, Inc. (The)*	3,637	1,200,683

		8,027,054

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	13,563	370,135

Total Information Technology		31,160,639

Materials (6.3%)
Chemicals (2.5%)
Ashland Global Holdings, Inc.	7,163	559,645
Cabot Corp.	6,781	282,293
Chemours Co. (The)	19,035	707,341
Ingevity Corp.*	4,745	501,119
Minerals Technologies, Inc.	4,028	236,806
NewMarket Corp.	1,005	435,728
Olin Corp.	18,777	434,500
PolyOne Corp.	8,855	259,540
RPM International, Inc.	15,016	871,529
Scotts Miracle-Gro Co. (The)	4,503	353,846
Sensient Technologies Corp.	4,833	327,629
Valvoline, Inc.	21,443	397,982

		5,367,958

Construction Materials (0.2%)
Eagle Materials, Inc.	5,242	441,901

Containers & Packaging (1.3%)
AptarGroup, Inc.	7,195	765,476
Bemis Co., Inc.	10,397	576,825
Greif, Inc., Class A	2,987	123,214
Owens-Illinois, Inc.	17,504	332,226
Silgan Holdings, Inc.	8,820	261,337
Sonoco Products Co.	11,380	700,211

		2,759,289

Metals & Mining (1.9%)
Allegheny Technologies, Inc.*	14,321	366,188
Carpenter Technology Corp.	5,385	246,902
Commercial Metals Co.	13,455	229,811
Compass Minerals International, Inc.(x)	3,857	209,705
Reliance Steel & Aluminum Co.	7,656	691,031
Royal Gold, Inc.	7,481	680,247
Steel Dynamics, Inc.	26,166	922,875
United States Steel Corp.	19,743	384,791
Worthington Industries, Inc.	4,450	166,074

		3,897,624

Paper & Forest Products (0.4%)
Domtar Corp.	7,185	356,735
Louisiana-Pacific Corp.	15,416	375,842

		732,577

Total Materials		13,199,349

Real Estate (9.1%)
Equity Real Estate Investment Trusts (REITs) (8.7%)
Alexander & Baldwin, Inc. (REIT)	7,715	196,270
American Campus Communities, Inc. (REIT)	15,627	743,533
Brixmor Property Group, Inc. (REIT)	34,028	625,094
Camden Property Trust (REIT)	11,013	1,117,819
CoreCivic, Inc. (REIT)	13,529	263,139
CoreSite Realty Corp. (REIT)	4,191	448,521
Corporate Office Properties Trust (REIT)	12,547	342,533
Cousins Properties, Inc. (REIT)	47,825	461,989
CyrusOne, Inc. (REIT)	12,342	647,214
Douglas Emmett, Inc. (REIT)	18,453	745,870
EPR Properties (REIT)	8,535	656,342
First Industrial Realty Trust, Inc. (REIT)	14,441	510,634
GEO Group, Inc. (The) (REIT)	13,759	264,173
Healthcare Realty Trust, Inc. (REIT)	14,311	459,526
Highwoods Properties, Inc. (REIT)	11,821	552,986
Hospitality Properties Trust (REIT)	18,728	492,734
JBG SMITH Properties (REIT)	12,553	519,067
Kilroy Realty Corp. (REIT)	11,526	875,515
Lamar Advertising Co. (REIT), Class A	9,720	770,407
Liberty Property Trust (REIT)	16,866	816,652
Life Storage, Inc. (REIT)	5,320	517,476
Mack-Cali Realty Corp. (REIT)	10,298	228,616
Medical Properties Trust, Inc. (REIT)	43,444	804,148
National Retail Properties, Inc. (REIT)	18,410	1,019,730
Omega Healthcare Investors, Inc. (REIT)	23,275	887,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pebblebrook Hotel Trust (REIT)	14,856	$461,427
PotlatchDeltic Corp. (REIT)	7,729	292,079
Rayonier, Inc. (REIT)	14,753	465,015
Sabra Health Care REIT, Inc. (REIT)	20,300	395,241
Senior Housing Properties Trust (REIT)	27,097	319,203
Tanger Factory Outlet Centers, Inc. (REIT)	10,672	223,899
Taubman Centers, Inc. (REIT)	6,945	367,252
Uniti Group, Inc. (REIT)(x)	20,386	228,119
Urban Edge Properties (REIT)	13,070	248,330
Weingarten Realty Investors (REIT)	13,646	400,783

		18,369,277

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	5,218	804,511
Realogy Holdings Corp.(x)	12,938	147,493

		952,004

Total Real Estate		19,321,281

Utilities (4.2%)
Electric Utilities (1.4%)
ALLETE, Inc.	5,869	482,608
Hawaiian Electric Industries, Inc.	12,410	505,955
IDACORP, Inc.	5,759	573,251
OGE Energy Corp.	22,771	981,885
PNM Resources, Inc.	9,064	429,090

		2,972,789

Gas Utilities (1.8%)
National Fuel Gas Co.	9,818	598,505
New Jersey Resources Corp.	10,083	502,033
ONE Gas, Inc.	6,004	534,536
Southwest Gas Holdings, Inc.	6,051	497,755
Spire, Inc.	5,803	477,529
UGI Corp.	19,840	1,099,533

		3,709,891

Multi-Utilities (0.7%)
Black Hills Corp.	6,171	457,086
MDU Resources Group, Inc.	22,374	577,920
NorthWestern Corp.	5,748	404,717

		1,439,723

Water Utilities (0.3%)
Aqua America, Inc.	20,336	741,044

Total Utilities		8,863,447

Total Common Stocks (90.6%) (Cost $145,862,678)		191,339,070

SHORT-TERM INVESTMENTS:
Investment Company (4.3%)
JPMorgan Prime Money Market Fund, IM Shares	9,056,281	9,058,998

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,353,223, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,379,995.(xx)	1,352,936	1,352,936
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $47,154, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $50,508.(xx)	47,144	47,144

Total Repurchase Agreements		2,400,080

Total Short-Term Investments (5.4%) (Cost $11,457,334)		11,459,078

Total Investments in Securities (96.0%) (Cost $157,320,012)		202,798,148
Other Assets Less Liabilities (4.0%)		8,539,978

Net Assets (100%)		$211,338,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $6,938,753. This was collateralized by $4,811,143 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 4/4/19 – 11/15/48 and by cash of $2,400,080 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	108	6/2019	USD	20,530,800	257,176

					257,176

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,915,585	$—	$—	$4,915,585
Consumer Discretionary	22,696,509	—	—	22,696,509
Consumer Staples	5,398,349	—	—	5,398,349
Energy	7,321,979	—	—	7,321,979
Financials	30,491,395	—	—	30,491,395
Health Care	18,612,073	—	—	18,612,073
Industrials	29,358,464	—	—	29,358,464
Information Technology	31,160,639	—	—	31,160,639
Materials	13,199,349	—	—	13,199,349
Real Estate	19,321,281	—	—	19,321,281
Utilities	8,863,447	—	—	8,863,447
Futures	257,176	—	—	257,176
Short-Term Investments
Investment Company	9,058,998	—	—	9,058,998
Repurchase Agreements	—	2,400,080	—	2,400,080

Total Assets	$200,655,244	$2,400,080	$—	$203,055,324

Total Liabilities	$—	$—	$—	$—

Total	$200,655,244	$2,400,080	$—	$203,055,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,467,385
Aggregate gross unrealized depreciation	(11,867,298)

Net unrealized appreciation	$45,600,087

Federal income tax cost of investments in securities and derivative instruments, if applicable	$157,455,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.5%)
ATN International, Inc.	4,530	$255,447
Cincinnati Bell, Inc.*	20,973	200,083
Cogent Communications Holdings, Inc.	19,677	1,067,477
Consolidated Communications Holdings, Inc.(x)	33,782	368,562
Frontier Communications Corp.(x)*	35,379	70,404
Intelsat SA(x)*	25,940	406,220
Iridium Communications, Inc.(x)*	44,425	1,174,597
Ooma, Inc.*	9,139	121,000
ORBCOMM, Inc.(x)*	33,059	224,140
pdvWireless, Inc.*	4,126	145,070
Vonage Holdings Corp.*	104,141	1,045,576

		5,078,576

Entertainment (0.4%)
AMC Entertainment Holdings, Inc., Class A(x)	25,081	372,453
Eros International plc*	20,107	183,778
Glu Mobile, Inc.*	51,794	566,626
IMAX Corp.*	26,866	609,321
Liberty Media Corp.-Liberty Braves, Class A*	4,799	134,084
Liberty Media Corp.-Liberty Braves, Class C*	16,103	447,180
LiveXLive Media, Inc.(x)*	16,851	90,659
Marcus Corp. (The)	8,776	351,479
Reading International, Inc., Class A*	8,148	130,042
Rosetta Stone, Inc.*	10,211	223,110
World Wrestling Entertainment, Inc., Class A	20,327	1,763,977

		4,872,709

Interactive Media & Services (0.4%)
Care.com, Inc.*	10,623	209,911
Cargurus, Inc.*	23,014	921,941
Cars.com, Inc.*	32,844	748,843
Liberty TripAdvisor Holdings, Inc., Class A*	35,975	510,485
Meet Group, Inc. (The)*	32,606	164,008
QuinStreet, Inc.*	20,651	276,517
Travelzoo*	1,433	19,202
TrueCar, Inc.*	44,505	295,513
Yelp, Inc.*	38,901	1,342,085

		4,488,505

Media (1.4%)
Beasley Broadcast Group, Inc., Class A	1,534	6,105
Boston Omaha Corp., Class A(x)*	3,286	81,953
Cardlytics, Inc.(x)*	6,555	108,420
Central European Media Enterprises Ltd., Class A(x)*	45,645	181,667
Clear Channel Outdoor Holdings, Inc., Class A*	19,496	104,304
Daily Journal Corp.(x)*	565	120,966
Emerald Expositions Events, Inc.	13,102	166,395
Entercom Communications Corp., Class A(x)	58,831	308,863
Entravision Communications Corp., Class A	31,999	103,677
EW Scripps Co. (The), Class A	21,011	441,231
Fluent, Inc.*	16,621	93,410
Gannett Co., Inc.	54,643	575,937
Gray Television, Inc.*	37,177	794,101
Hemisphere Media Group, Inc.*	7,445	104,974
Liberty Latin America Ltd., Class A*	20,464	395,774
Liberty Latin America Ltd., Class C*	52,670	1,024,431
Loral Space & Communications, Inc.*	5,678	204,692
MDC Partners, Inc., Class A*	18,979	42,703
Meredith Corp.(x)	18,252	1,008,606
MSG Networks, Inc., Class A*	28,314	615,829
National CineMedia, Inc.	30,318	213,742
New Media Investment Group, Inc.	25,709	269,945
New York Times Co. (The), Class A	62,998	2,069,484
Nexstar Media Group, Inc., Class A(x)	21,287	2,306,872
Saga Communications, Inc., Class A	1,289	42,782
Scholastic Corp.	14,287	568,051
Sinclair Broadcast Group, Inc., Class A	32,726	1,259,296
TechTarget, Inc.*	13,334	216,944
TEGNA, Inc.	103,650	1,461,465
Tribune Publishing Co.*	9,707	114,446
WideOpenWest, Inc.*	19,161	174,365

		15,181,430

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	18,508	430,866
Gogo, Inc.(x)*	41,004	184,108
NII Holdings, Inc.(x)*	39,708	77,828
Shenandoah Telecommunications Co.	22,566	1,001,028
Spok Holdings, Inc.	7,557	102,926

		1,796,756

Total Communication Services		31,417,976

Consumer Discretionary (10.9%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	53,304	762,780
Cooper Tire & Rubber Co.	24,619	735,862
Cooper-Standard Holdings, Inc.*	8,613	404,466
Dana, Inc.	68,160	1,209,158
Dorman Products, Inc.*	12,698	1,118,567
Fox Factory Holding Corp.*	16,875	1,179,394
Gentherm, Inc.*	17,485	644,497
LCI Industries	11,879	912,545
Modine Manufacturing Co.*	21,611	299,745
Motorcar Parts of America, Inc.(x)*	10,652	201,003
Shiloh Industries, Inc.*	5,372	29,546
Standard Motor Products, Inc.	9,866	484,421
Stoneridge, Inc.*	12,809	369,668
Superior Industries International, Inc.	13,358	63,584
Tenneco, Inc., Class A	23,851	528,538
Tower International, Inc.	8,949	188,197

		9,131,971

Automobiles (0.0%)
Winnebago Industries, Inc.	14,461	450,460

Distributors (0.1%)
Core-Mark Holding Co., Inc.	21,745	807,392
Funko, Inc., Class A*	7,653	166,223
Weyco Group, Inc.	3,011	93,221

		1,066,836

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	26,723	1,237,809
American Public Education, Inc.*	7,561	227,737
Career Education Corp.*	31,964	528,045
Carriage Services, Inc.	9,862	189,844
Chegg, Inc.*	51,476	1,962,265
Houghton Mifflin Harcourt Co.*	51,350	373,315
K12, Inc.*	17,068	582,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Laureate Education, Inc., Class A*	44,810	$670,806
Regis Corp.*	13,707	269,617
Sotheby’s*	16,365	617,779
Strategic Education, Inc.	9,843	1,292,484
Weight Watchers International, Inc.*	17,967	362,035

		8,314,267

Hotels, Restaurants & Leisure (2.7%)
BBX Capital Corp.	27,871	164,996
Belmond Ltd., Class A*	41,809	1,042,298
Biglari Holdings, Inc., Class A*	131	96,341
Biglari Holdings, Inc., Class B*	696	98,387
BJ’s Restaurants, Inc.	9,886	467,410
Bloomin’ Brands, Inc.	38,482	786,957
Bluegreen Vacations Corp.(x)	6,039	89,740
Boyd Gaming Corp.	38,872	1,063,538
Brinker International, Inc.	17,449	774,387
Carrols Restaurant Group, Inc.*	17,918	178,642
Century Casinos, Inc.*	12,013	108,838
Cheesecake Factory, Inc. (The)(x)	19,602	958,930
Churchill Downs, Inc.	16,710	1,508,245
Chuy’s Holdings, Inc.*	7,770	176,923
Cracker Barrel Old Country Store, Inc.(x)	9,135	1,476,307
Dave & Buster’s Entertainment, Inc.	18,229	909,080
Del Frisco’s Restaurant Group, Inc.*	17,869	114,540
Del Taco Restaurants, Inc.*	15,910	160,055
Denny’s Corp.*	29,660	544,261
Dine Brands Global, Inc.	8,551	780,621
Drive Shack, Inc.*	31,161	139,913
El Pollo Loco Holdings, Inc.*	10,628	138,270
Eldorado Resorts, Inc.*	31,263	1,459,669
Empire Resorts, Inc.(x)*	1,955	19,648
Fiesta Restaurant Group, Inc.*	11,383	149,231
Golden Entertainment, Inc.*	9,441	133,685
Habit Restaurants, Inc. (The), Class A*	11,777	127,427
International Speedway Corp., Class A	11,904	519,371
J Alexander’s Holdings, Inc.*	4,070	39,967
Jack in the Box, Inc.	12,198	988,770
Lindblad Expeditions Holdings, Inc.(x)*	11,068	168,787
Marriott Vacations Worldwide Corp.	18,392	1,719,652
Monarch Casino & Resort, Inc.*	5,345	234,752
Nathan’s Famous, Inc.	1,488	101,779
Noodles & Co.(x)*	13,270	90,236
Papa John’s International, Inc.(x)	10,142	537,019
Penn National Gaming, Inc.*	52,541	1,056,074
Planet Fitness, Inc., Class A*	42,303	2,907,062
PlayAGS, Inc.*	9,820	234,993
Potbelly Corp.*	11,835	100,716
RCI Hospitality Holdings, Inc.	4,422	101,573
Red Lion Hotels Corp.*	9,220	74,498
Red Robin Gourmet Burgers, Inc.*	6,974	200,921
Red Rock Resorts, Inc., Class A	32,619	843,201
Ruth’s Hospitality Group, Inc.	13,200	337,788
Scientific Games Corp., Class A(x)*	25,777	526,366
SeaWorld Entertainment, Inc.*	25,344	652,861
Shake Shack, Inc., Class A*	11,217	663,486
Speedway Motorsports, Inc.	6,365	92,102
Texas Roadhouse, Inc.	32,001	1,990,142
Town Sports International Holdings, Inc.*	4,851	23,091
Wingstop, Inc.	13,651	1,037,886

		28,911,432

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	4,403	72,253
Beazer Homes USA, Inc.*	15,045	173,168
Cavco Industries, Inc.*	3,945	463,656
Century Communities, Inc.(x)*	11,485	275,295
Ethan Allen Interiors, Inc.	11,418	218,426
Flexsteel Industries, Inc.	2,698	62,567
GoPro, Inc., Class A(x)*	52,170	339,105
Green Brick Partners, Inc.*	12,596	110,215
Hamilton Beach Brands Holding Co., Class A(x)	3,608	77,428
Helen of Troy Ltd.*	12,155	1,409,494
Hooker Furniture Corp.	5,642	162,659
Hovnanian Enterprises, Inc., Class A(x)*	1,938	21,257
Installed Building Products, Inc.*	10,036	486,746
iRobot Corp.(x)*	12,666	1,490,661
KB Home	39,824	962,546
La-Z-Boy, Inc.	22,232	733,434
Legacy Housing Corp.*	1,266	15,065
LGI Homes, Inc.(x)*	8,446	508,787
Lifetime Brands, Inc.	5,379	50,832
Lovesac Co. (The)(x)*	4,756	132,264
M.D.C. Holdings, Inc.	22,966	667,392
M/I Homes, Inc.*	12,330	328,225
Meritage Homes Corp.*	19,165	856,867
New Home Co., Inc. (The)*	4,241	20,187
Purple Innovation, Inc.(x)*	1,751	8,125
Roku, Inc.(x)*	20,773	1,340,066
Skyline Champion Corp.	14,828	281,732
Sonos, Inc.(x)*	11,768	121,093
Taylor Morrison Home Corp., Class A*	55,079	977,652
TopBuild Corp.*	17,085	1,107,450
TRI Pointe Group, Inc.*	70,131	886,456
Tupperware Brands Corp.	22,951	587,087
Turtle Beach Corp.(x)*	7,142	81,133
Universal Electronics, Inc.*	6,199	230,293
Vuzix Corp.(x)*	9,571	29,287
William Lyon Homes, Class A(x)*	14,881	228,721
ZAGG, Inc.*	12,848	116,531

		15,634,155

Internet & Direct Marketing Retail (0.8%)
1-800-Flowers.com, Inc., Class A*	13,721	250,134
Duluth Holdings, Inc., Class B(x)*	5,070	120,869
Etsy, Inc.*	56,519	3,799,207
Gaia, Inc.(x)*	5,014	45,878
Groupon, Inc.*	206,855	734,335
Lands’ End, Inc.(x)*	8,222	136,567
Leaf Group Ltd.*	5,632	45,169
Liberty Expedia Holdings, Inc., Class A*	25,235	1,080,058
Liquidity Services, Inc.*	13,905	107,208
Overstock.com, Inc.(x)*	8,013	133,176
PetMed Express, Inc.(x)	9,288	211,581
Quotient Technology, Inc.*	35,751	352,862
Remark Holdings, Inc.(x)*	10,386	19,214
Shutterfly, Inc.*	15,618	634,715
Shutterstock, Inc.	9,076	423,214
Stamps.com, Inc.*	8,317	677,087

		8,771,274

Leisure Products (0.3%)
Acushnet Holdings Corp.	16,007	370,402
American Outdoor Brands Corp.*	24,714	230,829
Callaway Golf Co.	43,737	696,730
Clarus Corp.	11,157	142,921
Escalade, Inc.	3,512	39,229
Johnson Outdoors, Inc., Class A	2,656	189,532
Malibu Boats, Inc., Class A*	9,536	377,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Marine Products Corp.	6,883	$92,714
MasterCraft Boat Holdings, Inc.*	8,498	191,800
Nautilus, Inc.*	22,054	122,620
Sturm Ruger & Co., Inc.	7,538	399,665
Vista Outdoor, Inc.*	27,247	218,249
YETI Holdings, Inc.(x)*	10,881	329,150

		3,401,276

Multiline Retail (0.3%)
Big Lots, Inc.	19,087	725,688
Dillard’s, Inc., Class A(x)	5,604	403,600
JC Penney Co., Inc.(x)*	143,538	213,871
Ollie’s Bargain Outlet Holdings, Inc.*	23,609	2,014,556

		3,357,715

Specialty Retail (2.7%)
Aaron’s, Inc.	32,342	1,701,189
Abercrombie & Fitch Co., Class A	32,341	886,467
American Eagle Outfitters, Inc.	76,712	1,700,705
America’s Car-Mart, Inc.*	2,902	265,069
Asbury Automotive Group, Inc.*	9,232	640,331
Ascena Retail Group, Inc.*	83,081	89,727
At Home Group, Inc.*	20,239	361,469
Barnes & Noble Education, Inc.*	25,257	106,079
Barnes & Noble, Inc.	31,721	172,245
Bed Bath & Beyond, Inc.(x)	60,835	1,033,587
Big 5 Sporting Goods Corp.(x)	10,370	32,977
Boot Barn Holdings, Inc.*	13,055	384,339
Buckle, Inc. (The)(x)	13,548	253,619
Caleres, Inc.	19,256	475,431
Camping World Holdings, Inc., Class A(x)	15,399	214,200
Carvana Co.(x)*	14,673	851,914
Cato Corp. (The), Class A	8,986	134,610
Chico’s FAS, Inc.	62,935	268,732
Children’s Place, Inc. (The)	7,121	692,731
Citi Trends, Inc.	6,743	130,207
Conn’s, Inc.*	8,879	202,974
Container Store Group, Inc. (The)(x)*	14,359	126,359
DSW, Inc., Class A	32,489	721,906
Express, Inc.*	32,868	140,675
Five Below, Inc.*	25,839	3,210,496
Francesca’s Holdings Corp.(x)*	37,585	25,422
GameStop Corp., Class A(x)	46,844	475,935
Genesco, Inc.*	9,047	412,091
GNC Holdings, Inc., Class A(x)*	43,110	117,690
Group 1 Automotive, Inc.	9,441	610,833
Guess?, Inc.	28,331	555,288
Haverty Furniture Cos., Inc.	8,927	195,323
Hibbett Sports, Inc.*	10,292	234,760
Hudson Ltd., Class A*	17,865	245,644
J. Jill, Inc.	14,439	79,270
Kirkland’s, Inc.*	6,157	43,284
Lithia Motors, Inc., Class A	10,726	994,836
Lumber Liquidators Holdings, Inc.(x)*	20,510	207,151
MarineMax, Inc.*	10,160	194,666
Monro, Inc.	15,212	1,316,142
Murphy USA, Inc.*	14,028	1,201,077
National Vision Holdings, Inc.*	30,127	946,892
Office Depot, Inc.	261,112	947,837
Party City Holdco, Inc.(x)*	19,142	151,987
Pier 1 Imports, Inc.(x)	110,964	84,721
Rent-A-Center, Inc.*	20,264	422,910
RH(x)*	8,968	923,256
RTW RetailWinds, Inc.*	9,684	23,242
Sally Beauty Holdings, Inc.*	55,962	1,030,260
Shoe Carnival, Inc.(x)	5,328	181,312
Signet Jewelers Ltd.	25,017	679,462
Sleep Number Corp.*	14,921	701,287
Sonic Automotive, Inc., Class A	13,013	192,723
Sportsman’s Warehouse Holdings, Inc.*	19,669	94,411
Tailored Brands, Inc.(x)	24,272	190,292
Tile Shop Holdings, Inc.	21,112	119,494
Tilly’s, Inc., Class A	11,986	133,404
Winmark Corp.	1,175	221,593
Zumiez, Inc.*	10,044	249,995

		29,002,528

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	30,643	789,057
Culp, Inc.	6,889	132,475
Deckers Outdoor Corp.*	13,897	2,042,720
Fossil Group, Inc.(x)*	21,075	289,149
G-III Apparel Group Ltd.*	21,125	844,155
Movado Group, Inc.	7,428	270,231
Oxford Industries, Inc.	8,098	609,456
Rocky Brands, Inc.	2,884	69,101
Steven Madden Ltd.	41,424	1,401,788
Superior Group of Cos., Inc.	4,294	71,366
Unifi, Inc.*	7,861	152,110
Vera Bradley, Inc.*	14,928	197,796
Wolverine World Wide, Inc.	44,245	1,580,874

		8,450,278

Total Consumer Discretionary		116,492,192

Consumer Staples (2.5%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	3,904	1,150,626
Castle Brands, Inc.(x)*	30,254	21,072
Celsius Holdings, Inc.(x)*	8,526	36,321
Coca-Cola Consolidated, Inc.	2,297	661,145
Craft Brew Alliance, Inc.*	6,570	91,848
MGP Ingredients, Inc.(x)	6,205	478,716
National Beverage Corp.(x)	5,297	305,796
Primo Water Corp.*	14,645	226,412

		2,971,936

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	13,625	439,134
BJ’s Wholesale Club Holdings, Inc.*	60,656	1,661,974
Chefs’ Warehouse, Inc. (The)*	9,818	304,849
Ingles Markets, Inc., Class A	6,351	175,415
Natural Grocers by Vitamin Cottage, Inc.*	5,883	70,302
Performance Food Group Co.*	48,142	1,908,349
PriceSmart, Inc.	10,029	590,507
Rite Aid Corp.(x)*	481,720	305,892
Smart & Final Stores, Inc.*	17,350	85,709
SpartanNash Co.	16,514	262,077
United Natural Foods, Inc.*	24,929	329,561
Village Super Market, Inc., Class A	4,226	115,497
Weis Markets, Inc.	4,622	188,624

		6,437,890

Food Products (1.0%)
Alico, Inc.	965	26,258
B&G Foods, Inc.(x)	31,273	763,687
Calavo Growers, Inc.	7,980	669,123
Cal-Maine Foods, Inc.	15,211	678,867
Darling Ingredients, Inc.*	77,771	1,683,742
Dean Foods Co.	40,933	124,027
Farmer Brothers Co.*	5,845	116,958
Fresh Del Monte Produce, Inc.	15,062	407,126
Freshpet, Inc.*	12,016	508,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hostess Brands, Inc.*	44,103	$551,287
J&J Snack Foods Corp.	7,002	1,112,198
John B Sanfilippo & Son, Inc.	4,357	313,137
Lancaster Colony Corp.	8,940	1,400,809
Landec Corp.*	12,258	150,528
Limoneira Co.	7,214	169,745
Sanderson Farms, Inc.	9,365	1,234,682
Seneca Foods Corp., Class A*	3,064	75,374
Simply Good Foods Co. (The)*	27,881	574,070
Tootsie Roll Industries, Inc.(x)	7,736	288,101

		10,847,876

Household Products (0.2%)
Central Garden & Pet Co.(x)*	5,195	132,784
Central Garden & Pet Co., Class A*	20,023	465,535
Oil-Dri Corp. of America	2,326	72,432
WD-40 Co.	6,386	1,082,044

		1,752,795

Personal Products (0.3%)
Edgewell Personal Care Co.*	25,626	1,124,725
elf Beauty, Inc.*	16,867	178,790
Inter Parfums, Inc.	7,911	600,208
Medifast, Inc.	5,433	692,979
Natural Health Trends Corp.	6,750	87,480
Nature’s Sunshine Products, Inc.*	3,775	35,070
Revlon, Inc., Class A(x)*	4,988	96,667
USANA Health Sciences, Inc.*	5,956	499,530

		3,315,449

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	72,818	124,519
Pyxus International, Inc.(x)*	2,966	70,858
Turning Point Brands, Inc.	5,107	235,381
Universal Corp.	12,241	705,449
Vector Group Ltd.	49,409	533,123

		1,669,330

Total Consumer Staples		26,995,276

Energy (3.3%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	58,875	575,798
Basic Energy Services, Inc.*	5,553	21,101
Bristow Group, Inc.(x)*	16,222	18,006
C&J Energy Services, Inc.*	29,401	456,304
Cactus, Inc., Class A*	17,174	611,394
CARBO Ceramics, Inc.(x)*	10,960	38,360
Covia Holdings Corp.(x)*	19,691	110,073
Dawson Geophysical Co.(x)*	6,137	17,981
Diamond Offshore Drilling, Inc.(x)*	30,418	319,085
Dril-Quip, Inc.*	16,883	774,086
Era Group, Inc.*	7,899	91,155
Exterran Corp.*	15,131	254,957
Forum Energy Technologies, Inc.(x)*	38,002	194,190
Frank’s International NV*	33,533	208,240
FTS International, Inc.*	24,767	247,670
Helix Energy Solutions Group, Inc.*	65,495	518,065
Independence Contract Drilling, Inc.*	22,765	63,059
ION Geophysical Corp.*	3,184	45,977
Keane Group, Inc.*	22,280	242,629
Key Energy Services, Inc.(x)*	4,516	18,335
KLX Energy Services Holdings, Inc.*	9,188	230,986
Liberty Oilfield Services, Inc., Class A(x)	20,083	309,077
Mammoth Energy Services, Inc.	7,825	130,286
Matrix Service Co.*	12,398	242,753
McDermott International, Inc.*	83,185	618,896
Natural Gas Services Group, Inc.*	5,541	95,915
NCS Multistage Holdings, Inc.(x)*	10,383	53,784
Newpark Resources, Inc.*	42,251	387,019
Nine Energy Service, Inc.*	7,240	163,986
Noble Corp. plc*	115,125	330,409
Nuverra Environmental Solutions, Inc.(x)*	100	890
Oceaneering International, Inc.*	45,238	713,403
Oil States International, Inc.*	27,836	472,099
Pioneer Energy Services Corp.*	35,373	62,610
Profire Energy, Inc.*	7,029	12,582
ProPetro Holding Corp.*	32,415	730,634
Quintana Energy Services, Inc.(x)*	1,777	7,677
RigNet, Inc.*	6,996	68,351
Rowan Cos. plc, Class A*	58,942	635,984
SEACOR Holdings, Inc.*	8,307	351,220
SEACOR Marine Holdings, Inc.*	8,808	117,235
Select Energy Services, Inc., Class A(x)*	23,954	287,927
Smart Sand, Inc.(x)*	6,912	30,758
Solaris Oilfield Infrastructure, Inc., Class A(x)	12,381	203,544
Superior Energy Services, Inc.*	70,252	328,077
TETRA Technologies, Inc.*	70,440	164,830
Tidewater, Inc.*	13,308	308,613
Unit Corp.*	24,943	355,188
US Silica Holdings, Inc.(x)	36,336	630,793

		12,871,991

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	87,188	108,985
Adams Resources & Energy, Inc.	740	28,904
Alta Mesa Resources, Inc., Class A(x)*	105,742	28,064
Approach 9Resources, Inc.(x)*	13,662	4,832
Arch Coal, Inc., Class A(x)	8,834	806,279
Ardmore Shipping Corp.*	14,393	88,661
Berry Petroleum Corp.	25,062	289,215
Bonanza Creek Energy, Inc.*	9,050	205,345
California Resources Corp.(x)*	20,807	534,948
Callon Petroleum Co.*	106,684	805,464
Carrizo Oil & Gas, Inc.(x)*	38,828	484,185
Clean Energy Fuels Corp.*	69,269	214,041
CONSOL Energy, Inc.*	12,952	443,217
CVR Energy, Inc.	8,342	343,690
Delek US Holdings, Inc.	38,521	1,402,935
Denbury Resources, Inc.(x)*	208,075	426,554
DHT Holdings, Inc.	48,863	217,929
Dorian LPG Ltd.*	16,714	107,304
Earthstone Energy, Inc., Class A(x)*	7,947	56,265
Energy Fuels, Inc.(x)*	51,368	171,055
EP Energy Corp., Class A(x)*	62,542	16,261
Evolution Petroleum Corp.	14,439	97,463
Frontline Ltd.(x)*	35,211	227,463
GasLog Ltd.	19,984	348,921
Golar LNG Ltd.	43,697	921,570
Goodrich Petroleum Corp.*	2,482	33,755
Green Plains, Inc.	20,792	346,811
Gulfport Energy Corp.*	81,369	652,579
Halcon Resources Corp.(x)*	102,553	138,447
Hallador Energy Co.	5,223	27,473
HighPoint Resources Corp.*	53,382	117,974
International Seaways, Inc.*	10,914	187,066
Isramco, Inc.*	606	68,478
Jagged Peak Energy, Inc.(x)*	27,316	285,999
Laredo Petroleum, Inc.*	71,953	222,335
Lilis Energy, Inc.*	13,385	15,660
Matador Resources Co.(x)*	49,720	961,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Midstates Petroleum Co., Inc.*	10,754	$105,067
Montage Resources Corp.(x)*	4,956	74,538
NACCO Industries, Inc., Class A	1,949	74,491
NextDecade Corp.*	4,065	22,439
Nordic American Tankers Ltd.(x)	71,900	145,238
Northern Oil and Gas, Inc.(x)*	89,203	244,416
Oasis Petroleum, Inc.*	122,015	736,971
Overseas Shipholding Group, Inc., Class A*	21,517	49,274
Panhandle Oil and Gas, Inc., Class A	7,678	120,545
Par Pacific Holdings, Inc.*	13,108	233,453
PDC Energy, Inc.(x)*	31,124	1,266,124
Peabody Energy Corp.	37,607	1,065,406
Penn Virginia Corp.*	5,878	259,220
Renewable Energy Group, Inc.*	16,992	373,144
REX American Resources Corp.*	2,646	213,294
Ring Energy, Inc.*	35,256	206,953
SandRidge Energy, Inc.*	14,765	118,415
Scorpio Tankers, Inc.	21,080	418,227
SemGroup Corp., Class A	35,942	529,785
Ship Finance International Ltd.	39,400	486,196
SilverBow Resources, Inc.*	3,656	84,088
Southwestern Energy Co.*	282,519	1,325,014
SRC Energy, Inc.*	110,363	565,059
Talos Energy, Inc.*	10,195	270,779
Teekay Corp.	43,902	172,096
Teekay Tankers Ltd., Class A*	102,355	99,295
Tellurian, Inc.*	36,876	413,011
Ultra Petroleum Corp.(x)*	91,727	55,953
Uranium Energy Corp.(x)*	88,909	124,473
W&T Offshore, Inc.*	41,163	284,025
World Fuel Services Corp.	30,954	894,261
Zion Oil & Gas, Inc.(x)*	15,853	11,969

		22,480,434

Total Energy		35,352,425

Financials (15.4%)
Banks (8.0%)
1st Constitution Bancorp	3,454	61,378
1st Source Corp.	7,821	351,241
ACNB Corp.	3,469	128,353
Allegiance Bancshares, Inc.*	5,767	194,463
Amalgamated Bank, Class A	7,196	112,617
American National Bankshares, Inc.	4,729	165,137
Ameris Bancorp	19,532	670,924
Ames National Corp.	4,519	123,866
Arrow Financial Corp.	5,783	190,203
Atlantic Capital Bancshares, Inc.*	12,674	225,977
Auburn National Bancorporation, Inc.	1,095	43,176
Banc of California, Inc.	21,224	293,740
BancFirst Corp.	8,219	428,621
Bancorp, Inc. (The)*	24,748	199,964
BancorpSouth Bank	45,214	1,275,939
Bank of Commerce Holdings	6,032	63,638
Bank of Marin Bancorp	6,975	283,813
Bank of NT Butterfield & Son Ltd. (The)	25,566	917,308
Bank of Princeton (The)	3,043	96,554
Bankwell Financial Group, Inc.	4,009	116,983
Banner Corp.	14,971	810,979
Bar Harbor Bankshares	7,576	195,991
Baycom Corp.*	5,935	134,368
BCB Bancorp, Inc.	5,763	77,224
Berkshire Hills Bancorp, Inc.	19,583	533,441
Blue Hills Bancorp, Inc.	10,059	240,410
Boston Private Financial Holdings, Inc.	38,213	418,814
Bridge Bancorp, Inc.	8,072	236,510
Brookline Bancorp, Inc.	37,650	542,160
Bryn Mawr Bank Corp.	9,153	330,698
Business First Bancshares, Inc.	5,153	126,455
Byline Bancorp, Inc.*	8,538	157,782
C&F Financial Corp.	1,406	71,144
Cadence Bancorp	58,165	1,078,961
Cambridge Bancorp	1,934	160,232
Camden National Corp.	7,477	311,940
Capital Bancorp, Inc.*	5,088	59,123
Capital City Bank Group, Inc.	5,781	125,910
Capstar Financial Holdings, Inc.	4,294	62,005
Carolina Financial Corp.	9,738	336,837
Cathay General Bancorp	36,877	1,250,499
CB Financial Services, Inc.	1,769	41,978
CBTX, Inc.	7,884	255,993
CenterState Bank Corp.	42,988	1,023,544
Central Pacific Financial Corp.	11,835	341,321
Central Valley Community Bancorp	6,259	122,363
Century Bancorp, Inc., Class A	1,542	112,566
Chemical Financial Corp.	33,372	1,373,592
Chemung Financial Corp.	1,660	77,904
Citizens & Northern Corp.	5,819	145,708
City Holding Co.	7,308	556,797
Civista Bancshares, Inc.	7,057	154,054
CNB Financial Corp.	6,550	165,518
Coastal Financial Corp.*	3,350	56,916
Codorus Valley Bancorp, Inc.	4,075	87,001
Columbia Banking System, Inc.	34,537	1,129,015
Community Bank System, Inc.	23,421	1,399,873
Community Bankers Trust Corp.	9,259	67,776
Community Financial Corp. (The)	1,911	54,215
Community Trust Bancorp, Inc.	7,694	315,916
ConnectOne Bancorp, Inc.	14,033	276,450
County Bancorp, Inc.	1,788	31,469
Customers Bancorp, Inc.*	13,820	253,044
CVB Financial Corp.	54,854	1,154,677
Eagle Bancorp, Inc.*	14,650	735,430
Enterprise Bancorp, Inc.	4,799	137,875
Enterprise Financial Services Corp.	10,316	420,583
Equity Bancshares, Inc., Class A*	5,768	166,118
Esquire Financial Holdings, Inc.*	3,000	68,280
Evans Bancorp, Inc.	2,133	76,041
Farmers & Merchants Bancorp, Inc.	3,760	113,176
Farmers National Banc Corp.	12,343	170,210
FB Financial Corp.	7,688	244,171
Fidelity D&D Bancorp, Inc.(x)	1,430	84,542
Fidelity Southern Corp.	10,576	289,677
Financial Institutions, Inc.	7,582	206,079
First Bancorp (Nasdaq Stock Exchange)	13,738	477,533
First Bancorp (Quotrix Stock Exchange)	103,561	1,186,809
First Bancorp, Inc.	4,983	124,176
First Bancshares, Inc. (The)	6,010	185,709
First Bank	6,177	71,221
First Busey Corp.	20,030	488,732
First Business Financial Services, Inc.	3,540	70,871
First Choice Bancorp	4,594	98,771
First Commonwealth Financial Corp.	41,768	526,277
First Community Bankshares, Inc.	7,193	238,376
First Community Corp.	3,851	73,439
First Financial Bancorp	44,911	1,080,559
First Financial Bankshares, Inc.	30,733	1,775,753
First Financial Corp.	5,915	248,430
First Financial Northwest, Inc.	3,994	62,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Foundation, Inc.	17,831	$241,967
First Guaranty Bancshares, Inc.(x)	2,500	51,250
First Internet Bancorp	5,654	109,292
First Interstate BancSystem, Inc., Class A	14,671	584,199
First Merchants Corp.	23,488	865,533
First Mid-Illinois Bancshares, Inc.	6,182	205,984
First Midwest Bancorp, Inc.	48,344	989,118
First Northwest Bancorp	4,554	70,906
First of Long Island Corp. (The)	11,035	241,998
First Savings Financial Group, Inc.(x)	1,046	56,536
First United Corp.	2,569	44,341
Flushing Financial Corp.	13,210	289,695
Franklin Financial Network, Inc.	6,848	198,660
Fulton Financial Corp.	78,471	1,214,731
FVCBankcorp, Inc.*	2,260	38,217
German American Bancorp, Inc.	10,333	303,790
Glacier Bancorp, Inc.	40,765	1,633,454
Great Southern Bancorp, Inc.	4,981	258,514
Great Western Bancorp, Inc.	26,551	838,746
Guaranty Bancshares, Inc.	3,853	112,585
Hancock Whitney Corp.	40,236	1,625,534
Hanmi Financial Corp.	14,058	299,014
HarborOne Bancorp, Inc.*	8,548	147,026
Heartland Financial USA, Inc.	13,756	586,693
Heritage Commerce Corp.	18,554	224,503
Heritage Financial Corp.	16,938	510,511
Hilltop Holdings, Inc.	35,431	646,616
Home BancShares, Inc.	76,704	1,347,689
HomeTrust Bancshares, Inc.	7,834	197,417
Hope Bancorp, Inc.	55,347	723,939
Horizon Bancorp, Inc.	16,628	267,545
Howard Bancorp, Inc.*	5,980	88,564
IBERIABANK Corp.	26,095	1,871,272
Independent Bank Corp./MA	12,892	1,044,381
Independent Bank Corp./MI	10,173	218,719
Independent Bank Group, Inc.	15,294	784,429
International Bancshares Corp.	26,110	992,963
Investar Holding Corp.	4,223	95,904
Investors Bancorp, Inc.	115,026	1,363,058
Lakeland Bancorp, Inc.	20,948	312,754
Lakeland Financial Corp.	11,193	506,147
LCNB Corp.	4,664	79,988
LegacyTexas Financial Group, Inc.	21,871	817,757
Level One Bancorp, Inc.(x)	3,432	79,828
Live Oak Bancshares, Inc.	14,060	205,417
Macatawa Bank Corp.	12,722	126,457
Malvern Bancorp, Inc.*	3,753	75,510
MBT Financial Corp.	8,463	84,799
Mercantile Bank Corp.	7,424	242,913
Metropolitan Bank Holding Corp.*	3,628	126,218
Mid Penn Bancorp, Inc.(x)	2,309	56,570
Middlefield Banc Corp.	1,487	61,279
Midland States Bancorp, Inc.	9,596	230,880
MidSouth Bancorp, Inc.	5,647	64,432
MidWestOne Financial Group, Inc.	5,895	160,639
MutualFirst Financial, Inc.	3,043	91,199
MVB Financial Corp.	4,128	62,952
National Bank Holdings Corp., Class A	14,117	469,531
National Bankshares, Inc.	3,580	153,403
National Commerce Corp.*	8,408	329,678
NBT Bancorp, Inc.	19,482	701,547
Nicolet Bankshares, Inc.*	3,390	202,044
Northeast Bancorp	2,800	57,904
Northrim Bancorp, Inc.	3,957	136,200
Norwood Financial Corp.	2,189	67,509
Oak Valley Bancorp(x)	2,579	45,494
OFG Bancorp	19,942	394,652
Ohio Valley Banc Corp.(x)	1,643	59,394
Old Line Bancshares, Inc.	7,386	184,133
Old National Bancorp	72,399	1,187,344
Old Second Bancorp, Inc.	14,310	180,163
Opus Bank	10,584	209,563
Origin Bancorp, Inc.	8,504	289,561
Orrstown Financial Services, Inc.	4,047	75,234
Pacific City Financial Corp.	6,605	115,257
Pacific Mercantile Bancorp*	6,965	53,073
Pacific Premier Bancorp, Inc.	20,722	549,755
Park National Corp.	6,757	640,226
Parke Bancorp, Inc.	3,509	73,303
Peapack Gladstone Financial Corp.	8,374	219,566
Penns Woods Bancorp, Inc.	2,029	83,392
Peoples Bancorp of North Carolina, Inc.	1,822	48,465
Peoples Bancorp, Inc.	8,064	249,742
Peoples Financial Services Corp.	2,895	130,970
People’s Utah Bancorp	6,496	171,300
Preferred Bank	5,766	259,297
Premier Financial Bancorp, Inc.	5,884	92,438
QCR Holdings, Inc.	6,028	204,470
RBB Bancorp	7,825	147,110
Reliant Bancorp, Inc.	5,224	116,600
Renasant Corp.	23,296	788,570
Republic Bancorp, Inc., Class A	4,420	197,662
Republic First Bancorp, Inc.*	21,654	113,683
S&T Bancorp, Inc.	16,233	641,690
Sandy Spring Bancorp, Inc.	16,180	506,110
SB One Bancorp	2,693	58,492
Seacoast Banking Corp. of Florida*	20,495	540,043
Select Bancorp, Inc.*	7,441	84,604
ServisFirst Bancshares, Inc.	22,217	750,046
Shore Bancshares, Inc.	5,487	81,811
Sierra Bancorp	7,085	172,165
Simmons First National Corp., Class A	43,481	1,064,415
SmartFinancial, Inc.*	6,648	125,714
South State Corp.	17,282	1,181,052
Southern First Bancshares, Inc.*	3,842	130,129
Southern National Bancorp of Virginia, Inc.	10,081	147,687
Southside Bancshares, Inc.	16,469	547,265
Spirit of Texas Bancshares, Inc.*	6,663	141,256
Stock Yards Bancorp, Inc.	10,716	362,308
Summit Financial Group, Inc.	5,505	145,938
Tompkins Financial Corp.	7,148	543,748
Towne Bank	31,565	781,234
TriCo Bancshares	13,180	517,842
TriState Capital Holdings, Inc.*	10,980	224,321
Triumph Bancorp, Inc.*	10,536	309,653
Trustmark Corp.	31,174	1,048,382
UMB Financial Corp.	21,373	1,368,727
Union Bankshares Corp.	35,663	1,152,985
Union Bankshares, Inc.	1,852	83,766
United Bankshares, Inc.	46,264	1,676,607
United Community Banks, Inc.	34,045	848,742
United Security Bancshares	5,023	53,244
Unity Bancorp, Inc.	3,484	65,778
Univest Financial Corp.	13,197	322,799
Valley National Bancorp	153,598	1,471,469
Veritex Holdings, Inc.	22,807	552,386
Washington Trust Bancorp, Inc.	8,042	387,222
WesBanco, Inc.	25,362	1,008,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
West Bancorporation, Inc.	7,641	$158,016
Westamerica Bancorp	12,792	790,546

		85,640,407

Capital Markets (1.2%)
Artisan Partners Asset Management, Inc., Class A	22,277	560,712
Ashford, Inc.(x)*	638	35,428
Associated Capital Group, Inc., Class A	2,209	87,388
B. Riley Financial, Inc.	11,214	187,162
Blucora, Inc.*	22,898	764,335
BrightSphere Investment Group plc	36,867	499,917
Cohen & Steers, Inc.	11,605	490,543
Cowen, Inc.(x)*	14,074	203,932
Diamond Hill Investment Group, Inc.	1,562	218,680
Donnelley Financial Solutions, Inc.*	15,215	226,399
Federated Investors, Inc., Class B	46,342	1,358,284
Focus Financial Partners, Inc., Class A*	11,238	400,522
GAIN Capital Holdings, Inc.(x)	16,722	105,014
GAMCO Investors, Inc., Class A	3,974	81,467
Greenhill & Co., Inc.	9,704	208,733
Hamilton Lane, Inc., Class A	7,611	331,687
Houlihan Lokey, Inc.	17,166	787,061
INTL. FCStone, Inc.*	7,033	272,599
Ladenburg Thalmann Financial Services, Inc.	49,967	141,407
Moelis & Co., Class A	21,083	877,264
Oppenheimer Holdings, Inc., Class A	5,914	153,882
Piper Jaffray Cos	7,327	533,625
PJT Partners, Inc., Class A	9,475	396,055
Pzena Investment Management, Inc., Class A	10,932	88,440
Safeguard Scientifics, Inc.(x)*	10,350	112,298
Siebert Financial Corp.(x)*	3,386	39,989
Silvercrest Asset Management Group, Inc., Class A	3,776	53,808
Stifel Financial Corp.	32,754	1,728,101
Value Line, Inc.	1,088	26,863
Virtus Investment Partners, Inc.	3,033	295,869
Waddell & Reed Financial, Inc., Class A	35,909	620,867
Westwood Holdings Group, Inc.	4,404	155,329
WisdomTree Investments, Inc.(x)	57,240	404,114

		12,447,774

Consumer Finance (0.6%)
Curo Group Holdings Corp.(x)*	11,493	115,275
Elevate Credit, Inc.*	14,998	65,091
Encore Capital Group, Inc.(x)*	12,794	348,381
Enova International, Inc.*	15,618	356,403
EZCORP, Inc., Class A*	22,308	207,911
FirstCash, Inc.	20,072	1,736,228
Green Dot Corp., Class A*	22,885	1,387,975
LendingClub Corp.*	152,036	469,791
Nelnet, Inc., Class A	8,645	476,080
PRA Group, Inc.*	21,972	589,069
Regional Management Corp.*	5,320	129,914
World Acceptance Corp.*	2,854	334,289

		6,216,407

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	13,688	272,665
Cannae Holdings, Inc.*	33,288	807,567
FGL Holdings	68,507	539,150
Marlin Business Services Corp.	4,540	97,610
On Deck Capital, Inc.*	24,166	130,980

		1,847,972

Insurance (2.3%)
Ambac Financial Group, Inc.*	23,002	416,796
American Equity Investment Life Holding Co.	42,463	1,147,350
AMERISAFE, Inc.	8,549	507,811
Argo Group International Holdings Ltd.	14,778	1,044,213
Citizens, Inc.(x)*	24,852	165,763
CNO Financial Group, Inc.	78,928	1,277,055
Crawford & Co., Class B	8,871	80,992
Donegal Group, Inc., Class A	6,209	83,511
eHealth, Inc.*	9,658	602,080
EMC Insurance Group, Inc.	5,017	159,942
Employers Holdings, Inc.	13,914	558,091
Enstar Group Ltd.*	5,742	999,108
FBL Financial Group, Inc., Class A	5,036	315,858
FedNat Holding Co.	6,458	103,586
Genworth Financial, Inc., Class A*	240,977	922,942
Global Indemnity Ltd.	4,512	137,075
Goosehead Insurance, Inc., Class A(x)	5,603	156,212
Greenlight Capital Re Ltd., Class A(x)*	16,436	178,659
Hallmark Financial Services, Inc.*	9,466	98,446
HCI Group, Inc.(x)	4,020	171,775
Health Insurance Innovations, Inc., Class A(x)*	5,880	157,702
Heritage Insurance Holdings, Inc.	11,859	173,141
Horace Mann Educators Corp.	18,891	665,152
Independence Holding Co.	3,054	107,653
Investors Title Co.	856	135,162
James River Group Holdings Ltd.	11,784	472,303
Kemper Corp.	23,630	1,799,188
Kingstone Cos., Inc.	6,042	89,059
Kinsale Capital Group, Inc.	8,558	586,822
Maiden Holdings Ltd.	60,441	44,890
MBIA, Inc.*	40,970	390,034
National General Holdings Corp.	29,994	711,758
National Western Life Group, Inc., Class A	1,086	285,042
Navigators Group, Inc. (The)	9,412	657,616
NI Holdings, Inc.*	7,340	117,440
Primerica, Inc.	20,558	2,511,160
ProAssurance Corp.	25,073	867,777
Protective Insurance Corp., Class B	5,954	110,268
RLI Corp.	18,141	1,301,617
Safety Insurance Group, Inc.	6,786	591,332
Selective Insurance Group, Inc.	26,538	1,679,325
State Auto Financial Corp.	7,092	233,469
Stewart Information Services Corp.	10,658	454,990
Third Point Reinsurance Ltd.*	35,938	373,036
Tiptree, Inc.	9,538	60,376
Trupanion, Inc.(x)*	10,900	356,866
United Fire Group, Inc.	10,330	451,524
United Insurance Holdings Corp.	11,061	175,870
Universal Insurance Holdings, Inc.	14,271	442,401

		25,130,238

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	13,026	219,358
Anworth Mortgage Asset Corp. (REIT)	46,645	188,446
Apollo Commercial Real Estate Finance, Inc. (REIT)	56,472	1,027,790
Arbor Realty Trust, Inc. (REIT)(x)	32,053	415,727
Ares Commercial Real Estate Corp. (REIT)	12,419	188,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Arlington Asset Investment Corp. (REIT), Class A(x)	17,707	$140,948
ARMOUR Residential REIT, Inc. (REIT)	21,860	426,926
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	52,662	1,819,999
Capstead Mortgage Corp. (REIT)	44,222	379,867
Cherry Hill Mortgage Investment Corp. (REIT)	8,383	144,355
Colony Credit Real Estate, Inc. (REIT)	39,019	611,037
Dynex Capital, Inc. (REIT)	30,268	184,332
Exantas Capital Corp. (REIT)	13,936	148,140
Granite Point Mortgage Trust, Inc. (REIT)	21,080	391,456
Great Ajax Corp. (REIT)	8,278	113,740
Invesco Mortgage Capital, Inc. (REIT)	58,194	919,465
KKR Real Estate Finance Trust, Inc. (REIT)	10,259	205,385
Ladder Capital Corp. (REIT)	43,367	738,106
New York Mortgage Trust, Inc. (REIT)	71,979	438,352
Orchid Island Capital, Inc. (REIT)(x)	28,175	185,391
PennyMac Mortgage Investment Trust (REIT)‡	30,030	621,921
Ready Capital Corp. (REIT)	9,119	133,776
Redwood Trust, Inc. (REIT)	41,706	673,552
TPG RE Finance Trust, Inc. (REIT)	16,383	321,107
Western Asset Mortgage Capital Corp. (REIT)	23,533	240,743

		10,878,564

Thrifts & Mortgage Finance (2.1%)
Axos Financial, Inc.*	28,294	819,394
Bank7 Corp.*	3,256	56,557
BankFinancial Corp.	7,730	114,945
Bridgewater Bancshares, Inc.*	13,002	134,051
BSB Bancorp, Inc.*	1,800	59,112
Capitol Federal Financial, Inc.	64,642	862,971
Columbia Financial, Inc.*	23,018	360,692
Dime Community Bancshares, Inc.	13,354	250,120
Entegra Financial Corp.*	3,667	82,324
ESSA Bancorp, Inc.	3,349	51,575
Essent Group Ltd.*	46,391	2,015,689
Federal Agricultural Mortgage Corp., Class C	4,350	315,070
First Defiance Financial Corp.	8,995	258,516
Flagstar Bancorp, Inc.	13,885	457,094
FS Bancorp, Inc.	2,200	111,056
Greene County Bancorp, Inc.	1,575	47,817
Hingham Institution for Savings	812	139,672
Home Bancorp, Inc.	4,161	138,353
HomeStreet, Inc.*	11,088	292,169
Impac Mortgage Holdings, Inc.(x)*	5,954	23,340
Kearny Financial Corp.	45,430	584,684
LendingTree, Inc.(x)*	3,835	1,348,233
Luther Burbank Corp.	10,935	110,443
Merchants Bancorp	7,372	158,498
Meridian Bancorp, Inc.	24,469	383,919
Meta Financial Group, Inc.	12,854	252,967
MGIC Investment Corp.*	167,503	2,209,365
Mr Cooper Group, Inc.*	33,994	326,002
NMI Holdings, Inc., Class A*	28,625	740,529
Northfield Bancorp, Inc.	23,329	324,273
Northwest Bancshares, Inc.	44,800	760,256
OceanFirst Financial Corp.	22,881	550,517
Oconee Federal Financial Corp.	1,025	26,660
Ocwen Financial Corp.*	81,645	148,594
OP Bancorp	6,487	56,761
Oritani Financial Corp.	18,179	302,317
PCSB Financial Corp.	8,356	163,527
PDL Community Bancorp(x)*	4,100	57,195
PennyMac Financial Services, Inc.‡	5,008	111,378
Provident Bancorp, Inc.*	1,881	42,605
Provident Financial Services, Inc.	28,777	745,036
Prudential Bancorp, Inc.	4,346	75,403
Radian Group, Inc.	101,850	2,112,369
Riverview Bancorp, Inc.	9,683	70,783
SI Financial Group, Inc.	8,660	111,801
Southern Missouri Bancorp, Inc.	3,730	114,884
Sterling Bancorp, Inc.	12,929	131,100
Territorial Bancorp, Inc.	4,031	108,474
Timberland Bancorp, Inc.	3,409	95,384
TrustCo Bank Corp.	46,105	357,775
United Community Financial Corp.	23,050	215,517
United Financial Bancorp, Inc.	28,176	404,326
Walker & Dunlop, Inc.	13,392	681,787
Washington Federal, Inc.	39,853	1,151,353
Waterstone Financial, Inc.	11,992	197,388
Western New England Bancorp, Inc.	13,028	120,248
WSFS Financial Corp.	24,508	946,009

		22,888,877

Total Financials		165,050,239

Health Care (14.3%)
Biotechnology (6.2%)
Abeona Therapeutics, Inc.(x)*	25,739	189,439
ACADIA Pharmaceuticals, Inc.(x)*	52,178	1,400,979
Acceleron Pharma, Inc.(x)*	19,680	916,498
Achaogen, Inc.(x)*	14,236	6,496
Achillion Pharmaceuticals, Inc.*	86,211	255,185
Acorda Therapeutics, Inc.*	21,045	279,688
Adamas Pharmaceuticals, Inc.(x)*	16,873	119,967
ADMA Biologics, Inc.(x)*	5,704	21,618
Aduro Biotech, Inc.*	43,615	173,588
Adverum Biotechnologies, Inc.(x)*	20,082	105,230
Aeglea BioTherapeutics, Inc.*	7,411	59,659
Agenus, Inc.*	66,575	197,728
AgeX Therapeutics, Inc.(x)*	2,433	9,854
Aimmune Therapeutics, Inc.(x)*	19,876	444,229
Akebia Therapeutics, Inc.(x)*	45,453	372,260
Albireo Pharma, Inc.(x)*	5,550	178,765
Alder Biopharmaceuticals, Inc.(x)*	25,981	354,641
Aldeyra Therapeutics, Inc.(x)*	8,430	76,123
Alector, Inc.*	2,324	43,505
Allakos, Inc.(x)*	6,741	273,010
Allena Pharmaceuticals, Inc.*	3,498	24,556
Allogene Therapeutics, Inc.(x)*	9,965	288,088
AMAG Pharmaceuticals, Inc.*	16,213	208,823
Amicus Therapeutics, Inc.(x)*	89,455	1,216,588
AnaptysBio, Inc.*	9,903	723,414
Anika Therapeutics, Inc.*	7,046	213,071
Apellis Pharmaceuticals, Inc.*	17,084	333,138
Aptinyx, Inc.(x)*	7,856	31,817
Arbutus Biopharma Corp.*	11,323	40,536
Arcus Biosciences, Inc.*	16,281	203,350
Ardelyx, Inc.*	17,101	47,883
Arena Pharmaceuticals, Inc.*	23,526	1,054,671
ArQule, Inc.(x)*	53,149	254,584
Array BioPharma, Inc.*	98,898	2,411,133
Arrowhead Pharmaceuticals, Inc.(x)*	42,372	777,526
Assembly Biosciences, Inc.*	9,568	188,394
Atara Biotherapeutics, Inc.*	19,410	771,547
Athenex, Inc.(x)*	20,073	245,894
Athersys, Inc.(x)*	43,236	64,854

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Audentes Therapeutics, Inc.(x)*	17,704	$690,810
AVEO Pharmaceuticals, Inc.(x)*	66,643	54,654
Avid Bioservices, Inc.*	25,788	109,599
Avrobio, Inc.*	8,607	189,784
Bellicum Pharmaceuticals, Inc.(x)*	15,288	51,521
BioCryst Pharmaceuticals, Inc.(x)*	49,856	405,828
Biohaven Pharmaceutical Holding Co. Ltd.*	14,455	743,999
BioSpecifics Technologies Corp.*	2,906	181,131
BioTime, Inc.(x)*	34,276	44,902
Blueprint Medicines Corp.*	19,559	1,565,698
Calithera Biosciences, Inc.*	14,559	98,128
Calyxt, Inc.(x)*	5,855	102,989
Cara Therapeutics, Inc.(x)*	14,455	283,607
CareDx, Inc.*	17,438	549,646
CASI Pharmaceuticals, Inc.(x)*	28,305	81,235
Catalyst Biosciences, Inc.*	3,579	29,026
Catalyst Pharmaceuticals, Inc.(x)*	52,996	270,280
Celcuity, Inc.*	1,955	42,834
Cellular Biomedicine Group, Inc.(x)*	6,202	107,295
ChemoCentryx, Inc.*	13,550	188,209
Chimerix, Inc.*	19,420	40,782
Clovis Oncology, Inc.(x)*	21,604	536,211
Cohbar, Inc.(m)(x)*	6,693	21,819
Coherus Biosciences, Inc.(x)*	23,366	318,712
Concert Pharmaceuticals, Inc.*	11,243	135,703
Constellation Pharmaceuticals, Inc.(x)*	5,972	80,921
Corbus Pharmaceuticals Holdings, Inc.(x)*	36,936	256,705
Corvus Pharmaceuticals, Inc.*	4,169	16,759
Crinetics Pharmaceuticals, Inc.(x)*	4,838	110,113
CTI BioPharma Corp.(x)*	15,307	14,851
Cue Biopharma, Inc.(x)*	5,324	41,154
Cytokinetics, Inc.*	23,940	193,675
CytomX Therapeutics, Inc.*	20,693	222,450
Deciphera Pharmaceuticals, Inc.(x)*	4,616	107,137
Denali Therapeutics, Inc.(x)*	19,941	463,030
Dicerna Pharmaceuticals, Inc.*	22,681	332,277
Dynavax Technologies Corp.(x)*	27,960	204,388
Eagle Pharmaceuticals, Inc.*	4,699	237,252
Editas Medicine, Inc.(x)*	21,866	534,624
Eidos Therapeutics, Inc.(x)*	9,902	232,202
Emergent BioSolutions, Inc.*	21,259	1,074,005
Enanta Pharmaceuticals, Inc.*	7,552	721,367
Epizyme, Inc.*	26,723	331,098
Equillium, Inc.(x)*	1,513	12,104
Esperion Therapeutics, Inc.(x)*	10,661	428,039
Evelo Biosciences, Inc.(x)*	9,482	75,856
Fate Therapeutics, Inc.(x)*	26,513	465,833
Fennec Pharmaceuticals, Inc.*	3,397	16,475
FibroGen, Inc.*	36,130	1,963,665
Five Prime Therapeutics, Inc.*	20,675	277,045
Flexion Therapeutics, Inc.*	15,963	199,218
Fortress Biotech, Inc.(x)*	10,668	18,989
Forty Seven, Inc.*	8,837	142,806
G1 Therapeutics, Inc.*	10,482	174,001
Genomic Health, Inc.*	10,369	726,348
Geron Corp.(x)*	84,957	141,029
Global Blood Therapeutics, Inc.(x)*	25,126	1,329,919
GlycoMimetics, Inc.*	16,971	211,459
Gossamer Bio, Inc.*	4,156	90,060
Gritstone Oncology, Inc.(x)*	5,759	76,595
GTx, Inc.(x)*	2,590	3,108
Halozyme Therapeutics, Inc.*	59,196	953,056
Harpoon Therapeutics, Inc.(x)*	1,531	14,499
Heron Therapeutics, Inc.(x)*	32,067	783,717
Homology Medicines, Inc.(x)*	8,416	233,376
Idera Pharmaceuticals, Inc.*	6,304	16,075
Immune Design Corp.*	11,149	65,222
ImmunoGen, Inc.*	61,989	167,990
Immunomedics, Inc.(x)*	68,917	1,323,896
Inovio Pharmaceuticals, Inc.(x)*	42,312	157,824
Insmed, Inc.*	35,097	1,020,270
Insys Therapeutics, Inc.(x)*	24,361	112,548
Intellia Therapeutics, Inc.(x)*	14,984	255,927
Intercept Pharmaceuticals, Inc.(x)*	10,391	1,162,337
Intrexon Corp.(x)*	33,815	177,867
Invitae Corp.*	33,346	780,963
Iovance Biotherapeutics, Inc.*	48,784	463,936
Ironwood Pharmaceuticals, Inc.*	63,969	865,501
Jounce Therapeutics, Inc.*	7,344	45,533
Kadmon Holdings, Inc.*	63,042	166,431
Karyopharm Therapeutics, Inc.*	22,572	131,820
Kezar Life Sciences, Inc.(x)*	7,135	126,575
Kindred Biosciences, Inc.*	17,506	160,530
Kiniksa Pharmaceuticals Ltd., Class A(x)*	6,218	112,297
Kodiak Sciences, Inc.*	7,542	49,249
Kura Oncology, Inc.*	12,540	208,039
La Jolla Pharmaceutical Co.(x)*	11,558	74,318
Lexicon Pharmaceuticals, Inc.(x)*	24,976	138,867
Ligand Pharmaceuticals, Inc.*	9,768	1,227,935
LogicBio Therapeutics, Inc.*	2,918	28,830
MacroGenics, Inc.*	17,209	309,418
Madrigal Pharmaceuticals, Inc.(x)*	3,056	382,795
Magenta Therapeutics, Inc.(x)*	8,601	141,658
MannKind Corp.*	59,519	117,252
MediciNova, Inc.(x)*	17,776	147,185
MeiraGTx Holdings plc*	7,253	124,969
Mersana Therapeutics, Inc.*	5,792	30,466
Minerva Neurosciences, Inc.*	15,623	122,797
Miragen Therapeutics, Inc.(x)*	7,739	21,592
Mirati Therapeutics, Inc.(x)*	9,521	697,889
Molecular Templates, Inc.*	2,723	15,821
Momenta Pharmaceuticals, Inc.*	44,234	642,720
Mustang Bio, Inc.(x)*	4,549	15,512
Myriad Genetics, Inc.*	32,745	1,087,134
NantKwest, Inc.(x)*	16,032	25,331
Natera, Inc.*	15,768	325,136
Neon Therapeutics, Inc.*	6,355	41,053
NewLink Genetics Corp.*	12,989	25,069
Novavax, Inc.(x)*	170,031	93,670
Nymox Pharmaceutical Corp.*	8,866	17,466
OPKO Health, Inc.(x)*	146,813	383,182
Organovo Holdings, Inc.*	37,950	37,646
Ovid therapeutics, Inc.*	3,585	6,345
Palatin Technologies, Inc.(x)*	69,402	68,028
PDL BioPharma, Inc.*	62,212	231,429
Pfenex, Inc.*	9,097	56,219
Pieris Pharmaceuticals, Inc.(x)*	15,840	53,064
PolarityTE, Inc.(x)*	8,094	86,606
Portola Pharmaceuticals, Inc.(x)*	29,770	1,033,019
Principia Biopharma, Inc.*	3,394	115,396
Progenics Pharmaceuticals, Inc.*	40,000	185,600
Proteostasis Therapeutics, Inc.(x)*	11,283	14,217
Prothena Corp. plc*	18,490	224,284
PTC Therapeutics, Inc.*	23,687	891,579
Puma Biotechnology, Inc.(x)*	13,249	513,929
Ra Pharmaceuticals, Inc.*	9,079	203,370
Radius Health, Inc.*	17,866	356,248
Recro Pharma, Inc.(x)*	5,790	33,929
REGENXBIO, Inc.*	15,088	864,693
Repligen Corp.*	18,376	1,085,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Replimune Group, Inc.(x)*	8,174	$124,408
Retrophin, Inc.*	18,140	410,508
Rhythm Pharmaceuticals, Inc.(x)*	7,065	193,652
Rigel Pharmaceuticals, Inc.*	104,770	269,259
Rocket Pharmaceuticals, Inc.*	11,902	208,761
Rubius Therapeutics, Inc.(x)*	17,158	310,560
Sangamo Therapeutics, Inc.*	45,975	438,601
Savara, Inc.*	15,261	112,474
Scholar Rock Holding Corp.*	8,402	157,874
Selecta Biosciences, Inc.(x)*	15,686	37,176
Seres Therapeutics, Inc.(x)*	13,486	92,649
Solid Biosciences, Inc.(x)*	6,309	58,043
Sorrento Therapeutics, Inc.(x)*	67,203	319,214
Spark Therapeutics, Inc.(x)*	15,016	1,710,022
Spectrum Pharmaceuticals, Inc.*	45,833	489,955
Spero Therapeutics, Inc.*	3,230	41,376
Spring Bank Pharmaceuticals, Inc.*	4,618	48,443
Stemline Therapeutics, Inc.*	23,428	301,050
Surface Oncology, Inc.*	6,785	32,364
Sutro Biopharma, Inc.*	2,810	32,006
Syndax Pharmaceuticals, Inc.*	6,891	36,178
Synlogic, Inc.*	4,633	35,164
Synthorx, Inc.(x)*	2,770	56,425
Syros Pharmaceuticals, Inc.*	9,279	84,810
T2 Biosystems, Inc.(x)*	11,156	29,340
TG Therapeutics, Inc.(x)*	38,471	309,307
Tocagen, Inc.*	8,218	89,330
Translate Bio, Inc.(x)*	17,954	182,951
Twist Bioscience Corp.*	4,008	92,905
Tyme Technologies, Inc.(x)*	60,003	105,605
Ultragenyx Pharmaceutical, Inc.(x)*	25,190	1,747,178
UNITY Biotechnology, Inc.(x)*	14,384	116,654
Unum Therapeutics, Inc.(x)*	8,402	36,885
Vanda Pharmaceuticals, Inc.*	24,261	446,402
Veracyte, Inc.*	14,775	369,670
Verastem, Inc.(x)*	31,299	92,645
Vericel Corp.*	21,979	384,852
Viking Therapeutics, Inc.(x)*	27,697	275,308
Vital Therapies, Inc.(x)*	9,141	1,802
Voyager Therapeutics, Inc.*	11,896	227,689
X4 Pharmaceuticals, Inc.(x)*	211	3,673
Xencor, Inc.*	21,282	661,019
XOMA Corp.(x)*	1,941	24,030
Y-mAbs Therapeutics, Inc.(x)*	5,344	140,066
Zafgen, Inc.(x)*	8,989	24,630
ZIOPHARM Oncology, Inc.(x)*	64,550	248,517

		66,015,516

Health Care Equipment & Supplies (3.2%)
Accuray, Inc.*	47,011	224,242
AngioDynamics, Inc.*	17,465	399,250
Antares Pharma, Inc.(x)*	70,423	213,382
AtriCure, Inc.*	16,805	450,206
Atrion Corp.	684	601,017
Avanos Medical, Inc.*	22,580	963,714
Axogen, Inc.(x)*	15,998	336,918
Axonics Modulation Technologies, Inc.*	6,207	148,658
Cardiovascular Systems, Inc.*	16,459	636,305
Cerus Corp.*	61,651	384,086
CONMED Corp.	11,652	969,213
CryoLife, Inc.*	16,337	476,550
CryoPort, Inc.(x)*	13,269	171,435
Cutera, Inc.*	6,733	118,905
CytoSorbents Corp.(x)*	16,336	123,663
ElectroCore, Inc.(x)*	4,607	32,249
Endologix, Inc.*	3,352	22,157
FONAR Corp.*	1,921	39,323
GenMark Diagnostics, Inc.*	24,904	176,569
Glaukos Corp.*	15,886	1,244,986
Globus Medical, Inc., Class A*	35,142	1,736,366
Haemonetics Corp.*	24,314	2,126,989
Helius Medical Technologies, Inc.(x)*	6,844	45,581
Heska Corp.*	3,133	266,681
Inogen, Inc.*	8,429	803,874
Integer Holdings Corp.*	14,868	1,121,345
IntriCon Corp.*	4,170	104,584
Invacare Corp.	18,581	155,523
iRadimed Corp.(x)*	3,247	91,208
iRhythm Technologies, Inc.*	11,598	869,386
Lantheus Holdings, Inc.*	17,511	428,669
LeMaitre Vascular, Inc.	8,166	253,146
LivaNova plc*	23,231	2,259,215
Meridian Bioscience, Inc.	19,977	351,795
Merit Medical Systems, Inc.*	25,106	1,552,304
Natus Medical, Inc.*	16,169	410,369
Neogen Corp.*	23,644	1,356,929
Neuronetics, Inc.*	7,444	113,521
Nevro Corp.*	13,023	814,068
Novocure Ltd.*	34,706	1,671,788
NuVasive, Inc.*	23,845	1,354,158
Nuvectra Corp.*	11,096	122,167
OraSure Technologies, Inc.*	27,456	306,134
Orthofix Medical, Inc.*	8,407	474,239
OrthoPediatrics Corp.*	4,647	205,537
Oxford Immunotec Global plc*	11,584	199,592
Pulse Biosciences, Inc.(x)*	7,871	138,451
Quidel Corp.*	15,967	1,045,359
Rockwell Medical, Inc.(x)*	22,630	128,765
RTI Surgical Holdings, Inc.*	21,233	127,610
SeaSpine Holdings Corp.*	8,047	121,349
Senseonics Holdings, Inc.(x)*	46,699	114,413
SI-BONE, Inc.(x)*	6,289	118,485
Sientra, Inc.(x)*	11,889	102,008
STAAR Surgical Co.*	20,311	694,433
Surmodics, Inc.*	5,919	257,358
Tactile Systems Technology, Inc.*	8,374	441,477
Tandem Diabetes Care, Inc.*	24,376	1,547,876
TransEnterix, Inc.(x)*	76,933	183,100
Utah Medical Products, Inc.	1,835	161,939
Vapotherm, Inc.*	3,986	78,325
Varex Imaging Corp.*	17,748	601,302
ViewRay, Inc.(x)*	29,353	216,919
Wright Medical Group NV*	58,178	1,829,698

		34,836,863

Health Care Providers & Services (1.6%)
AAC Holdings, Inc.(x)*	5,267	9,691
Addus HomeCare Corp.*	4,612	293,277
Amedisys, Inc.*	12,667	1,561,334
American Renal Associates Holdings, Inc.*	8,413	51,656
AMN Healthcare Services, Inc.*	22,228	1,046,717
Apollo Medical Holdings, Inc.*	4,143	75,900
BioScrip, Inc.(x)*	57,356	114,712
BioTelemetry, Inc.*	15,634	979,001
Brookdale Senior Living, Inc.*	86,898	571,789
Capital Senior Living Corp.*	15,635	62,384
Community Health Systems, Inc.*	42,220	157,481
CorVel Corp.*	3,903	254,632
Cross Country Healthcare, Inc.*	19,707	138,540
Diplomat Pharmacy, Inc.*	26,124	151,780
Ensign Group, Inc. (The)	23,849	1,220,830
Genesis Healthcare, Inc.*	38,321	55,182
Guardant Health, Inc.(x)*	6,693	513,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
HealthEquity, Inc.*	25,353	$1,875,615
LHC Group, Inc.*	14,147	1,568,336
Magellan Health, Inc.*	10,440	688,205
National HealthCare Corp.	5,495	416,961
National Research Corp.	6,409	247,387
Owens & Minor, Inc.	28,749	117,871
Patterson Cos., Inc.	38,104	832,572
PetIQ, Inc.(x)*	5,647	177,372
Providence Service Corp. (The)*	5,605	373,405
Quorum Health Corp.(x)*	8,474	11,864
R1 RCM, Inc.*	46,738	451,956
RadNet, Inc.*	17,571	217,705
Select Medical Holdings Corp.*	52,736	743,050
Surgery Partners, Inc.(x)*	10,110	114,041
Tenet Healthcare Corp.*	38,511	1,110,657
Tivity Health, Inc.*	21,425	376,223
Triple-S Management Corp., Class B*	11,096	253,211
US Physical Therapy, Inc.	6,126	643,414

		17,478,104

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	83,046	792,259
Castlight Health, Inc., Class B*	45,075	169,031
Computer Programs & Systems, Inc.	6,303	187,136
Evolent Health, Inc., Class A(x)*	30,024	377,702
HealthStream, Inc.*	12,006	336,889
HMS Holdings Corp.*	39,428	1,167,463
Inovalon Holdings, Inc., Class A(x)*	31,245	388,375
Inspire Medical Systems, Inc.*	7,126	404,614
Medidata Solutions, Inc.*	27,134	1,987,294
NantHealth, Inc.(x)*	8,446	7,770
NextGen Healthcare Information Systems LLC*	27,505	462,909
Omnicell, Inc.*	18,463	1,492,549
Simulations Plus, Inc.	6,854	144,688
Tabula Rasa HealthCare, Inc.(x)*	8,059	454,689
Teladoc Health, Inc.(x)*	31,602	1,757,071
Vocera Communications, Inc.(x)*	13,630	431,117

		10,561,556

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.(x)*	9,997	210,137
Cambrex Corp.*	16,217	630,030
ChromaDex Corp.(x)*	11,535	48,332
Codexis, Inc.(x)*	23,361	479,601
Enzo Biochem, Inc.*	16,019	43,732
Fluidigm Corp.*	16,000	212,640
Harvard Bioscience, Inc.*	10,817	46,621
Luminex Corp.	19,956	459,188
Medpace Holdings, Inc.*	10,044	592,295
NanoString Technologies, Inc.*	11,188	267,729
NeoGenomics, Inc.*	36,442	745,603
Pacific Biosciences of California, Inc.*	63,275	457,478
Quanterix Corp.(x)*	5,177	133,722
Syneos Health, Inc.*	28,930	1,497,417

		5,824,525

Pharmaceuticals (1.8%)
Aclaris Therapeutics, Inc.(x)*	26,190	156,878
Aerie Pharmaceuticals, Inc.(x)*	16,713	793,867
Akcea Therapeutics, Inc.(x)*	4,762	134,907
Akorn, Inc.*	42,697	150,293
Amneal Pharmaceuticals, Inc.*	40,661	576,166
Amphastar Pharmaceuticals, Inc.*	15,806	322,917
Ampio Pharmaceuticals, Inc.(x)*	23,778	13,363
ANI Pharmaceuticals, Inc.*	4,167	293,940
Aquestive Therapeutics, Inc.*	4,395	30,369
Aratana Therapeutics, Inc.*	20,452	73,627
Arvinas, Inc.(x)*	5,900	87,084
Assertio Therapeutics, Inc.*	29,514	149,636
Clearside Biomedical, Inc.(x)*	8,433	11,638
Collegium Pharmaceutical, Inc.*	13,799	208,917
Corcept Therapeutics, Inc.*	45,558	534,851
Cymabay Therapeutics, Inc.*	27,843	369,755
Dermira, Inc.*	13,050	176,828
Dova Pharmaceuticals, Inc.(x)*	13,182	117,188
Durect Corp.*	48,553	30,389
Eloxx Pharmaceuticals, Inc.*	11,436	133,572
Endo International plc*	103,713	832,815
Evolus, Inc.(x)*	3,129	70,622
Horizon Pharma plc*	82,654	2,184,545
Innovate Biopharmaceuticals, Inc.(x)*	5,553	10,717
Innoviva, Inc.*	33,420	468,883
Intersect ENT, Inc.*	13,080	420,522
Intra-Cellular Therapies, Inc.*	19,307	235,159
Kala Pharmaceuticals, Inc.(x)*	6,480	53,590
Lannett Co., Inc.(x)*	22,652	178,271
Liquidia Technologies, Inc.*	3,834	43,631
Mallinckrodt plc*	38,037	826,924
Marinus Pharmaceuticals, Inc.*	17,764	74,254
Medicines Co. (The)(x)*	32,161	898,900
Melinta Therapeutics, Inc.(x)*	2,753	9,773
Menlo Therapeutics, Inc.*	4,326	33,959
MyoKardia, Inc.*	15,942	828,825
Neos Therapeutics, Inc.*	16,421	42,859
Ocular Therapeutix, Inc.(x)*	12,641	50,185
Odonate Therapeutics, Inc.(x)*	6,242	138,011
Omeros Corp.(x)*	21,157	367,497
Optinose, Inc.(x)*	14,394	148,258
Osmotica Pharmaceuticals plc*	7,557	27,205
Pacira Pharmaceuticals, Inc.*	19,483	741,523
Paratek Pharmaceuticals, Inc.(x)*	13,732	73,604
Phibro Animal Health Corp., Class A	9,703	320,199
Prestige Consumer Healthcare, Inc.*	24,665	737,730
Reata Pharmaceuticals, Inc., Class A*	8,940	764,102
resTORbio, Inc.(x)*	4,430	30,213
Revance Therapeutics, Inc.*	18,019	283,979
scPharmaceuticals, Inc.(x)*	1,876	5,628
Sienna Biopharmaceuticals, Inc.(x)*	4,402	10,213
SIGA Technologies, Inc.*	27,503	165,293
Supernus Pharmaceuticals, Inc.*	22,493	788,155
Teligent, Inc.(x)*	13,428	15,576
Tetraphase Pharmaceuticals, Inc.*	21,220	28,435
TherapeuticsMD, Inc.(x)*	79,733	388,300
Theravance Biopharma, Inc.(x)*	19,788	448,594
Tricida, Inc.*	8,892	343,409
Verrica Pharmaceuticals, Inc.(x)*	5,960	64,428
WaVe Life Sciences Ltd.(x)*	8,863	344,328
Xeris Pharmaceuticals, Inc.*	10,594	106,364
Zogenix, Inc.(x)*	19,829	1,090,793
Zomedica Pharmaceuticals Corp.(x)*	8,414	2,945

		19,065,401

Total Health Care		153,781,965

Industrials (13.0%)
Aerospace & Defense (0.9%)
AAR Corp.	15,464	502,735
Aerojet Rocketdyne Holdings, Inc.*	34,008	1,208,304
Aerovironment, Inc.*	9,894	676,849
Astronics Corp.*	10,158	332,370
Axon Enterprise, Inc.*	26,811	1,458,786
Cubic Corp.	13,606	765,201
Ducommun, Inc.*	4,917	213,988
KeyW Holding Corp. (The)*	27,361	235,852

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kratos Defense & Security Solutions, Inc.*	42,187	$659,383
Maxar Technologies, Inc.(x)	27,943	112,331
Mercury Systems, Inc.*	22,091	1,415,591
Moog, Inc., Class A	15,166	1,318,684
National Presto Industries, Inc.	2,281	247,603
Triumph Group, Inc.	21,590	411,505
Vectrus, Inc.*	6,304	167,623
Wesco Aircraft Holdings, Inc.*	27,458	241,356

		9,968,161

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	27,123	625,185
Atlas Air Worldwide Holdings, Inc.*	11,645	588,771
Echo Global Logistics, Inc.*	13,041	323,156
Forward Air Corp.	13,312	861,686
Hub Group, Inc., Class A*	15,233	622,268
Radiant Logistics, Inc.*	20,796	131,015

		3,152,081

Airlines (0.4%)
Allegiant Travel Co.	5,999	776,690
Hawaiian Holdings, Inc.	23,925	628,031
Mesa Air Group, Inc.*	8,552	71,324
SkyWest, Inc.	24,054	1,305,892
Spirit Airlines, Inc.*	32,379	1,711,554

		4,493,491

Building Products (1.1%)
AAON, Inc.	19,806	914,641
Advanced Drainage Systems, Inc.	17,025	438,734
American Woodmark Corp.*	6,682	552,134
Apogee Enterprises, Inc.	13,020	488,120
Armstrong Flooring, Inc.*	11,833	160,929
Builders FirstSource, Inc.*	51,649	688,998
Caesarstone Ltd.(x)	11,727	183,059
Continental Building Products, Inc.*	16,859	417,935
CSW Industrials, Inc.*	6,432	368,489
Gibraltar Industries, Inc.*	15,115	613,820
Griffon Corp.	15,928	294,349
Insteel Industries, Inc.	9,025	188,803
JELD-WEN Holding, Inc.*	31,255	551,963
Masonite International Corp.*	13,417	669,374
NCI Building Systems, Inc.*	27,431	168,975
Patrick Industries, Inc.*	10,568	478,942
PGT Innovations, Inc.*	24,981	345,987
Quanex Building Products Corp.	14,755	234,457
Simpson Manufacturing Co., Inc.	19,672	1,165,959
Trex Co., Inc.*	28,110	1,729,327
Universal Forest Products, Inc.	29,118	870,337

		11,525,332

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	31,439	1,142,808
ACCO Brands Corp.	53,444	457,481
Advanced Disposal Services, Inc.*	33,780	945,840
Brady Corp., Class A	23,278	1,080,332
BrightView Holdings, Inc.*	13,782	198,461
Brink’s Co. (The)	23,500	1,772,135
Casella Waste Systems, Inc., Class A*	19,482	692,780
CECO Environmental Corp.*	14,786	106,459
Charah Solutions, Inc.*	4,886	31,270
Cimpress NV*	10,582	847,936
CompX International, Inc.	300	4,389
Covanta Holding Corp.	55,479	960,341
Deluxe Corp.	22,584	987,372
Ennis, Inc.	12,921	268,240
Healthcare Services Group, Inc.(x)	35,325	1,165,372
Heritage-Crystal Clean, Inc.*	7,053	193,605
Herman Miller, Inc.	27,765	976,773
HNI Corp.	20,770	753,743
Interface, Inc.	30,228	463,093
Kimball International, Inc., Class B	15,191	214,801
Knoll, Inc.	25,043	473,563
LSC Communications, Inc.(x)	20,186	131,815
Matthews International Corp., Class A	15,274	564,374
McGrath RentCorp	11,135	629,907
Mobile Mini, Inc.	21,882	742,675
MSA Safety, Inc.	15,798	1,633,513
Multi-Color Corp.	7,018	350,128
NL Industries, Inc.*	3,363	13,048
PICO Holdings, Inc.*	9,099	90,080
Pitney Bowes, Inc.	87,700	602,499
Quad/Graphics, Inc.	15,189	180,749
RR Donnelley & Sons Co.	34,943	164,931
SP Plus Corp.*	10,624	362,491
Steelcase, Inc., Class A	40,466	588,780
Team, Inc.(x)*	13,583	237,703
Tetra Tech, Inc.	26,127	1,556,908
UniFirst Corp.	7,080	1,086,780
US Ecology, Inc.	10,233	572,843
Viad Corp.	9,724	547,364
VSE Corp.	3,864	122,025

		23,915,407

Construction & Engineering (0.9%)
Aegion Corp.*	16,620	292,013
Ameresco, Inc., Class A*	9,512	153,904
Argan, Inc.	6,807	340,010
Comfort Systems USA, Inc.	17,935	939,615
Dycom Industries, Inc.*	14,242	654,277
EMCOR Group, Inc.	27,226	1,989,676
Granite Construction, Inc.	20,806	897,779
Great Lakes Dredge & Dock Corp.*	28,537	254,265
HC2 Holdings, Inc.(x)*	28,250	69,212
IES Holdings, Inc.*	4,283	76,109
Infrastructure and Energy Alternatives, Inc.*	6,431	33,698
KBR, Inc.	66,731	1,273,895
MasTec, Inc.(x)*	30,681	1,475,756
MYR Group, Inc.*	6,684	231,467
Northwest Pipe Co.*	5,393	129,432
NV5 Global, Inc.*	3,239	192,267
Orion Group Holdings, Inc.*	15,825	46,209
Primoris Services Corp.	21,369	441,911
Sterling Construction Co., Inc.*	13,754	172,200
Tutor Perini Corp.*	17,263	295,543
WillScot Corp.*	17,859	198,056

		10,157,294

Electrical Equipment (0.7%)
Allied Motion Technologies, Inc.	3,631	124,834
Atkore International Group, Inc.*	17,007	366,161
AZZ, Inc.	13,073	535,078
Babcock & Wilcox Enterprises, Inc.(x)*	23,329	9,593
Encore Wire Corp.	9,909	566,993
Energous Corp.(x)*	17,394	110,278
EnerSys	20,329	1,324,638
Enphase Energy, Inc.(x)*	42,487	392,155
FuelCell Energy, Inc.(x)*	43,968	10,825
Generac Holdings, Inc.*	28,314	1,450,526
Plug Power, Inc.(x)*	109,707	263,297
Powell Industries, Inc.	4,429	117,590
Preformed Line Products Co.	1,665	88,395
Sunrun, Inc.(x)*	45,826	644,313
Thermon Group Holdings, Inc.*	15,749	386,008
TPI Composites, Inc.*	7,634	218,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Vicor Corp.(x)*	7,979	$247,508
Vivint Solar, Inc.(x)*	28,859	143,429

		7,000,106

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	17,936	688,204

Machinery (3.3%)
Actuant Corp., Class A	28,644	698,054
Alamo Group, Inc.	4,553	455,027
Albany International Corp., Class A	13,413	960,237
Altra Industrial Motion Corp.	27,374	849,963
Astec Industries, Inc.	10,480	395,725
Barnes Group, Inc.	23,038	1,184,384
Blue Bird Corp.(x)*	7,055	119,441
Briggs & Stratton Corp.	21,497	254,310
Chart Industries, Inc.*	14,654	1,326,480
CIRCOR International, Inc.*	7,702	251,085
Columbus McKinnon Corp.	10,144	348,446
Commercial Vehicle Group, Inc.*	13,648	104,680
DMC Global, Inc.	6,409	318,143
Douglas Dynamics, Inc.	10,540	401,258
Eastern Co. (The)	2,314	63,681
Energy Recovery, Inc.(x)*	18,376	160,423
EnPro Industries, Inc.	9,962	642,051
ESCO Technologies, Inc.	11,848	794,171
Evoqua Water Technologies Corp.*	34,871	438,677
Federal Signal Corp.	29,191	758,674
Franklin Electric Co., Inc.	21,720	1,109,675
FreightCar America, Inc.(x)*	4,543	27,985
Gencor Industries, Inc.*	2,977	36,796
Global Brass & Copper Holdings, Inc.	9,209	317,158
Gorman-Rupp Co. (The)	8,286	281,227
Graham Corp.	4,508	88,492
Greenbrier Cos., Inc. (The)	14,999	483,418
Harsco Corp.*	38,150	769,104
Hillenbrand, Inc.	29,879	1,240,875
Hurco Cos., Inc.	3,205	129,258
Hyster-Yale Materials Handling, Inc.	4,847	302,259
John Bean Technologies Corp.	14,690	1,349,864
Kadant, Inc.	5,221	459,239
Kennametal, Inc.	38,023	1,397,345
LB Foster Co., Class A*	4,196	78,969
Lindsay Corp.	5,113	494,887
Lydall, Inc.*	7,923	185,874
Manitex International, Inc.*	7,746	59,257
Manitowoc Co., Inc. (The)*	15,876	260,525
Meritor, Inc.*	38,220	777,777
Milacron Holdings Corp.*	31,714	359,002
Miller Industries, Inc.	5,214	160,852
Mueller Industries, Inc.	27,595	864,827
Mueller Water Products, Inc., Class A	73,709	740,038
Navistar International Corp.*	23,795	768,579
NN, Inc.(x)	24,872	186,291
Omega Flex, Inc.	1,790	135,682
Park-Ohio Holdings Corp.	4,416	142,990
Proto Labs, Inc.*	12,558	1,320,348
RBC Bearings, Inc.*	11,325	1,440,200
REV Group, Inc.(x)	15,568	170,470
Rexnord Corp.*	49,123	1,234,952
Spartan Motors, Inc.	19,374	171,072
SPX Corp.*	20,054	697,679
SPX FLOW, Inc.*	19,011	606,451
Standex International Corp.	5,801	425,793
Sun Hydraulics Corp.	13,353	621,048
Tennant Co.	8,293	514,912
Titan International, Inc.	27,241	162,629
TriMas Corp.*	22,914	692,690
Twin Disc, Inc.*	4,716	78,521
Wabash National Corp.	28,381	384,563
Watts Water Technologies, Inc., Class A	12,772	1,032,233
Woodward, Inc.	25,255	2,396,447

		35,683,163

Marine (0.1%)
Costamare, Inc.	27,425	142,610
Eagle Bulk Shipping, Inc.*	24,290	112,949
Genco Shipping & Trading Ltd.(x)*	10,203	76,114
Matson, Inc.	20,461	738,438
Safe Bulkers, Inc.*	24,966	36,450
Scorpio Bulkers, Inc.	27,173	104,344

		1,210,905

Professional Services (1.4%)
Acacia Research Corp.*	18,457	60,170
ASGN, Inc.*	23,984	1,522,744
Barrett Business Services, Inc.	3,143	243,048
BG Staffing, Inc.	4,831	105,509
CBIZ, Inc.*	24,138	488,553
CRA International, Inc.	4,175	211,005
Exponent, Inc.	25,023	1,444,328
Forrester Research, Inc.	4,597	222,265
Franklin Covey Co.*	4,551	115,140
FTI Consulting, Inc.*	17,909	1,375,769
GP Strategies Corp.*	6,646	80,749
Heidrick & Struggles International, Inc.	8,691	333,126
Huron Consulting Group, Inc.*	10,750	507,615
ICF International, Inc.	8,600	654,288
InnerWorkings, Inc.*	21,914	79,329
Insperity, Inc.	18,069	2,234,413
Kelly Services, Inc., Class A	14,707	324,436
Kforce, Inc.	10,631	373,361
Korn Ferry	26,464	1,185,058
Mistras Group, Inc.*	8,931	123,337
Navigant Consulting, Inc.	20,853	406,008
Resources Connection, Inc.	12,865	212,787
TriNet Group, Inc.*	20,865	1,246,475
TrueBlue, Inc.*	20,559	486,015
Upwork, Inc.(x)*	7,709	147,550
WageWorks, Inc.*	18,138	684,891
Willdan Group, Inc.*	4,975	184,423

		15,052,392

Road & Rail (0.5%)
ArcBest Corp.	11,899	366,370
Avis Budget Group, Inc.*	31,875	1,111,163
Covenant Transportation Group, Inc., Class A*	6,505	123,465
Daseke, Inc.*	25,159	128,059
Heartland Express, Inc.	24,555	473,420
Hertz Global Holdings, Inc.*	26,856	466,489
Marten Transport Ltd.	18,480	329,498
PAM Transportation Services, Inc.*	1,335	65,335
Saia, Inc.*	11,880	725,868
Universal Logistics Holdings, Inc.	4,997	98,341
US Xpress Enterprises, Inc., Class A*	18,022	119,125
USA Truck, Inc.*	3,651	52,721
Werner Enterprises, Inc.	23,175	791,426
YRC Worldwide, Inc.(x)*	24,930	166,782

		5,018,062

Trading Companies & Distributors (1.1%)
Aircastle Ltd.	26,915	544,760
Applied Industrial Technologies, Inc.	18,273	1,086,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Beacon Roofing Supply, Inc.*	31,656	$1,018,057
BlueLinx Holdings, Inc.(x)*	5,020	133,733
BMC Stock Holdings, Inc.*	30,191	533,475
CAI International, Inc.*	8,806	204,299
DXP Enterprises, Inc.*	7,799	303,537
EVI Industries, Inc.(x)	3,050	116,296
Foundation Building Materials, Inc.*	8,820	86,789
GATX Corp.	17,839	1,362,364
General Finance Corp.*	6,482	60,477
GMS, Inc.*	14,402	217,758
H&E Equipment Services, Inc.	14,871	373,411
Herc Holdings, Inc.*	11,312	440,942
Kaman Corp.	12,688	741,487
Lawson Products, Inc.*	2,772	86,930
MRC Global, Inc.*	39,042	682,454
NOW, Inc.*	51,549	719,624
Rush Enterprises, Inc., Class A	13,751	574,929
Rush Enterprises, Inc., Class B	2,263	93,983
SiteOne Landscape Supply, Inc.*	19,260	1,100,709
Systemax, Inc.	7,229	163,665
Textainer Group Holdings Ltd.*	10,946	105,629
Titan Machinery, Inc.*	9,366	145,735
Triton International Ltd.	24,435	759,928
Univar, Inc.*	2,105	46,636
Veritiv Corp.*	5,770	151,866
Willis Lease Finance Corp.*	1,379	58,456

		11,914,624

Total Industrials		139,779,222

Information Technology (14.1%)
Communications Equipment (1.5%)
Acacia Communications, Inc.*	12,418	712,172
ADTRAN, Inc.	25,511	349,501
Aerohive Networks, Inc.*	20,449	92,634
Applied Optoelectronics, Inc.*	13,354	162,919
CalAmp Corp.*	16,687	209,922
Calix, Inc.*	23,199	178,632
Casa Systems, Inc.*	13,544	112,415
Ciena Corp.*	67,887	2,534,901
Clearfield, Inc.*	5,449	80,100
Comtech Telecommunications Corp.	11,030	256,117
DASAN Zhone Solutions, Inc.*	2,601	27,805
Digi International, Inc.*	14,013	177,545
Extreme Networks, Inc.*	52,797	395,450
Finisar Corp.*	56,217	1,302,548
Harmonic, Inc.*	44,125	239,157
Infinera Corp.*	68,980	299,373
InterDigital, Inc.	16,221	1,070,262
KVH Industries, Inc.*	7,912	80,623
Lumentum Holdings, Inc.*	36,005	2,035,723
NETGEAR, Inc.*	15,415	510,545
NetScout Systems, Inc.*	36,699	1,030,141
Plantronics, Inc.	15,120	697,183
Quantenna Communications, Inc.*	14,986	364,609
Ribbon Communications, Inc.*	25,695	132,329
ViaSat, Inc.(x)*	26,205	2,030,887
Viavi Solutions, Inc.*	109,241	1,352,404

		16,435,897

Electronic Equipment, Instruments & Components (2.3%)
Anixter International, Inc.*	13,696	768,482
Arlo Technologies, Inc.*	32,975	136,187
AVX Corp.	22,638	392,543
Badger Meter, Inc.	14,453	804,165
Bel Fuse, Inc., Class B	4,185	105,797
Belden, Inc.	18,894	1,014,608
Benchmark Electronics, Inc.	22,296	585,270
Control4 Corp.*	12,233	207,105
CTS Corp.	15,623	458,847
Daktronics, Inc.	18,776	139,881
ePlus, Inc.*	6,092	539,386
Fabrinet*	16,946	887,293
FARO Technologies, Inc.*	7,941	348,689
Fitbit, Inc., Class A*	108,761	643,865
II-VI, Inc.*	29,423	1,095,712
Insight Enterprises, Inc.*	16,176	890,650
Iteris, Inc.*	11,519	48,034
Itron, Inc.*	15,623	728,813
KEMET Corp.	24,997	424,199
Kimball Electronics, Inc.*	11,732	181,729
Knowles Corp.*	42,456	748,499
Maxwell Technologies, Inc.*	29,742	132,947
Mesa Laboratories, Inc.	1,467	338,143
Methode Electronics, Inc.	17,188	494,671
MTS Systems Corp.	8,487	462,202
Napco Security Technologies, Inc.*	5,315	110,233
nLight, Inc.*	10,120	225,474
Novanta, Inc.*	15,820	1,340,429
OSI Systems, Inc.*	8,652	757,915
PAR Technology Corp.*	6,138	150,135
Park Electrochemical Corp.	9,744	152,981
PC Connection, Inc.	5,343	195,928
Plexus Corp.*	14,285	870,671
Rogers Corp.*	8,490	1,348,891
Sanmina Corp.*	32,728	944,203
ScanSource, Inc.*	11,616	416,085
SYNNEX Corp.	19,902	1,898,452
Tech Data Corp.*	17,497	1,791,868
TTM Technologies, Inc.*	44,297	519,604
Vishay Intertechnology, Inc.	65,169	1,203,671
Vishay Precision Group, Inc.*	4,938	168,929

		24,673,186

IT Services (2.0%)
Brightcove, Inc.*	16,863	141,818
CACI International, Inc., Class A*	11,610	2,113,252
Carbonite, Inc.*	16,799	416,783
Cardtronics plc, Class A*	19,391	689,932
Cass Information Systems, Inc.	7,654	362,034
CSG Systems International, Inc.	16,684	705,733
Endurance International Group Holdings, Inc.*	32,803	237,822
Everi Holdings, Inc.*	31,852	335,083
EVERTEC, Inc.	28,611	795,672
Evo Payments, Inc., Class A(x)*	11,167	324,401
Exela Technologies, Inc.*	21,515	71,860
ExlService Holdings, Inc.*	16,525	991,831
GTT Communications, Inc.(x)*	19,978	693,237
Hackett Group, Inc. (The)	11,945	188,731
I3 Verticals, Inc., Class A*	5,292	127,114
Information Services Group, Inc.*	12,828	47,849
Internap Corp.*	17,410	86,354
Limelight Networks, Inc.*	58,583	189,223
LiveRamp Holdings, Inc.*	32,255	1,760,155
ManTech International Corp., Class A	12,905	697,128
MAXIMUS, Inc.	30,054	2,133,233
MoneyGram International, Inc.*	31,304	63,860
NIC, Inc.	32,570	556,621
Perficient, Inc.*	15,411	422,107
Perspecta, Inc.	67,851	1,371,947
PFSweb, Inc.*	8,120	42,305
Presidio, Inc.	17,155	253,894
PRGX Global, Inc.*	10,224	80,974
Science Applications International Corp.	24,598	1,892,816
ServiceSource International, Inc.*	43,170	39,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sykes Enterprises, Inc.*	20,729	$586,216
Travelport Worldwide Ltd.	58,210	915,643
TTEC Holdings, Inc.	6,577	238,285
Tucows, Inc., Class A(x)*	4,346	352,808
Unisys Corp.(x)*	23,476	273,965
Virtusa Corp.*	13,104	700,409

		20,900,872

Semiconductors & Semiconductor Equipment (2.6%)
ACM Research, Inc., Class A(x)*	3,388	52,277
Adesto Technologies Corp.(x)*	14,425	87,271
Advanced Energy Industries, Inc.*	17,902	889,371
Alpha & Omega Semiconductor Ltd.*	10,300	118,553
Ambarella, Inc.*	14,953	645,970
Amkor Technology, Inc.*	48,783	416,607
Aquantia Corp.*	14,479	131,180
Axcelis Technologies, Inc.*	15,114	304,094
AXT, Inc.(x)*	24,383	108,504
Brooks Automation, Inc.	33,336	977,745
Cabot Microelectronics Corp.	13,646	1,527,806
CEVA, Inc.*	10,025	270,274
Cirrus Logic, Inc.*	27,427	1,153,854
Cohu, Inc.	18,445	272,064
Cree, Inc.*	48,483	2,774,197
Diodes, Inc.*	20,435	709,094
Entegris, Inc.	66,766	2,382,878
FormFactor, Inc.*	34,715	558,564
Ichor Holdings Ltd.(x)*	11,883	268,318
Impinj, Inc.(x)*	8,673	145,316
Inphi Corp.*	21,939	959,612
Integrated Device Technology, Inc.*	61,758	3,025,524
Kopin Corp.*	34,397	46,092
Lattice Semiconductor Corp.*	55,496	662,067
MACOM Technology Solutions Holdings, Inc.*	19,803	330,908
MaxLinear, Inc.*	28,654	731,537
Nanometrics, Inc.*	10,519	324,827
NeoPhotonics Corp.*	11,965	75,260
NVE Corp.	2,294	224,560
PDF Solutions, Inc.*	15,356	189,647
Photronics, Inc.*	30,244	285,806
Power Integrations, Inc.	13,264	927,684
Rambus, Inc.*	51,057	533,546
Rudolph Technologies, Inc.*	13,647	311,152
Semtech Corp.*	30,991	1,577,752
Silicon Laboratories, Inc.*	20,258	1,638,062
SMART Global Holdings, Inc.*	6,495	124,704
SunPower Corp.(x)*	31,659	206,100
Synaptics, Inc.*	17,443	693,359
Ultra Clean Holdings, Inc.(x)*	24,225	250,729
Veeco Instruments, Inc.*	22,079	239,336
Xperi Corp.	23,051	539,393

		27,691,594

Software (5.4%)
8x8, Inc.*	43,564	879,993
A10 Networks, Inc.*	25,499	180,788
ACI Worldwide, Inc.*	55,079	1,810,447
Agilysys, Inc.*	8,078	171,011
Alarm.com Holdings, Inc.*	14,372	932,743
Altair Engineering, Inc., Class A*	11,623	427,843
Alteryx, Inc., Class A*	13,506	1,132,748
Amber Road, Inc.*	10,478	90,844
American Software, Inc., Class A	14,831	177,230
Anaplan, Inc.*	8,822	347,234
Appfolio, Inc., Class A*	7,164	568,822
Asure Software, Inc.(x)*	10,546	64,436
Avalara, Inc.*	13,223	737,711
Avaya Holdings Corp.*	48,350	813,730
Benefitfocus, Inc.(x)*	13,545	670,748
Blackbaud, Inc.	22,581	1,800,383
Blackline, Inc.*	16,881	781,928
Bottomline Technologies DE, Inc.*	19,977	1,000,648
Box, Inc., Class A*	57,772	1,115,577
Carbon Black, Inc.*	13,307	185,633
ChannelAdvisor Corp.*	12,833	156,306
Cision Ltd.*	30,859	424,928
Cloudera, Inc.*	94,480	1,033,611
CommVault Systems, Inc.*	19,035	1,232,326
Cornerstone OnDemand, Inc.*	25,776	1,412,009
Coupa Software, Inc.*	26,028	2,368,027
Digimarc Corp.(x)*	7,000	219,660
Domo, Inc., Class B*	5,722	230,768
Ebix, Inc.(x)	11,457	565,632
eGain Corp.*	12,434	129,935
Ellie Mae, Inc.(x)*	16,124	1,591,278
Envestnet, Inc.*	21,202	1,386,399
Everbridge, Inc.*	12,891	966,954
Five9, Inc.*	27,941	1,476,123
ForeScout Technologies, Inc.*	14,007	587,033
Fusion Connect, Inc.(x)*	12,833	16,811
HubSpot, Inc.*	17,493	2,907,512
Instructure, Inc.*	14,458	681,261
j2 Global, Inc.	22,361	1,936,463
LivePerson, Inc.*	26,560	770,771
Majesco*	3,876	27,326
MicroStrategy, Inc., Class A*	4,063	586,088
Mitek Systems, Inc.*	14,820	181,397
MobileIron, Inc.*	34,610	189,317
Model N, Inc.*	11,851	207,867
Monotype Imaging Holdings, Inc.	20,942	416,536
New Relic, Inc.*	21,082	2,080,793
OneSpan, Inc.*	15,675	301,273
Park City Group, Inc.(x)*	5,350	42,746
Paylocity Holding Corp.*	13,864	1,236,530
Progress Software Corp.	22,204	985,191
PROS Holdings, Inc.*	14,603	616,831
Q2 Holdings, Inc.*	17,983	1,245,503
QAD, Inc., Class A	4,774	205,616
Qualys, Inc.*	15,862	1,312,422
Rapid7, Inc.*	17,017	861,230
Rimini Street, Inc.(x)*	4,176	20,880
SailPoint Technologies Holding, Inc.*	32,532	934,319
SecureWorks Corp., Class A(x)*	7,074	130,162
ShotSpotter, Inc.*	4,787	184,778
SPS Commerce, Inc.*	7,925	840,526
SVMK, Inc.*	11,520	209,779
Telaria, Inc.*	23,288	147,646
Telenav, Inc.*	13,166	79,918
Tenable Holdings, Inc.*	12,072	382,200
TiVo Corp.	57,497	535,872
Trade Desk, Inc. (The), Class A(x)*	15,709	3,109,597
Upland Software, Inc.*	7,033	297,918
Varonis Systems, Inc.*	12,778	761,952
Verint Systems, Inc.*	30,499	1,825,670
Veritone, Inc.(x)*	10,433	54,252
VirnetX Holding Corp.(x)*	33,966	215,005
Workiva, Inc.*	13,323	675,476
Yext, Inc.*	38,549	842,681
Zix Corp.*	28,253	194,381
Zscaler, Inc.*	29,055	2,060,871

		57,984,853

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	51,858	557,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Avid Technology, Inc.*	16,315	$121,547
Cray, Inc.*	19,572	509,850
Diebold Nixdorf, Inc.	36,814	407,531
Eastman Kodak Co.(x)*	17,684	52,345
Electronics For Imaging, Inc.*	21,033	565,788
Immersion Corp.*	14,690	123,837
Stratasys Ltd.*	24,493	583,423
USA Technologies, Inc.(x)*	33,860	140,519

		3,062,832

Total Information Technology		150,749,234

Materials (3.5%)
Chemicals (1.8%)
Advanced Emissions Solutions, Inc.	9,950	115,022
AdvanSix, Inc.*	13,990	399,694
AgroFresh Solutions, Inc.(x)*	14,804	49,445
American Vanguard Corp.	12,785	220,158
Amyris, Inc.(x)*	23,798	49,738
Balchem Corp.	15,167	1,407,498
Chase Corp.	3,447	318,985
Ferro Corp.*	38,250	724,072
Flotek Industries, Inc.(x)*	47,174	152,844
FutureFuel Corp.	13,536	181,382
GCP Applied Technologies, Inc.*	33,622	995,211
Hawkins, Inc.	4,719	173,801
HB Fuller Co.	23,894	1,162,204
Ingevity Corp.*	20,204	2,133,744
Innophos Holdings, Inc.	7,673	231,264
Innospec, Inc.	11,453	954,608
Intrepid Potash, Inc.*	51,106	193,692
Koppers Holdings, Inc.*	9,274	240,938
Kraton Corp.*	14,253	458,662
Kronos Worldwide, Inc.	11,243	157,627
Livent Corp.*	71,776	881,409
LSB Industries, Inc.*	11,748	73,307
Marrone Bio Innovations, Inc.(x)*	22,888	35,019
Minerals Technologies, Inc.	17,568	1,032,823
OMNOVA Solutions, Inc.*	21,584	151,520
PolyOne Corp.	36,783	1,078,110
PQ Group Holdings, Inc.*	15,885	240,975
Quaker Chemical Corp.	6,167	1,235,435
Rayonier Advanced Materials, Inc.(x)	22,492	304,992
Sensient Technologies Corp.	20,326	1,377,900
Stepan Co.	9,442	826,364
Trecora Resources*	9,427	85,691
Tredegar Corp.	12,413	200,346
Trinseo SA	20,393	923,803
Tronox Holdings plc, Class A	42,228	555,298
Valhi, Inc.	27,344	63,165

		19,386,746

Construction Materials (0.1%)
Forterra, Inc.(x)*	16,827	71,010
Summit Materials, Inc., Class A(x)*	52,017	825,510
United States Lime & Minerals, Inc.	1,402	108,122
US Concrete, Inc.(x)*	7,760	321,419

		1,326,061

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,872	489,720
Greif, Inc., Class B	2,977	145,546
Myers Industries, Inc.	16,044	274,513
UFP Technologies, Inc.*	3,213	120,166

		1,029,945

Metals & Mining (1.1%)
AK Steel Holding Corp.(x)*	151,042	415,365
Allegheny Technologies, Inc.*	58,627	1,499,092
Carpenter Technology Corp.	21,747	997,100
Century Aluminum Co.*	25,136	223,208
Cleveland-Cliffs, Inc.(x)	136,568	1,364,314
Coeur Mining, Inc.*	84,436	344,499
Commercial Metals Co.	53,568	914,941
Compass Minerals International, Inc.	15,995	869,648
Gold Resource Corp.	27,910	109,686
Haynes International, Inc.	6,091	199,968
Hecla Mining Co.	230,392	529,902
Kaiser Aluminum Corp.	7,948	832,394
Materion Corp.	10,245	584,580
Olympic Steel, Inc.	6,347	100,727
Ramaco Resources, Inc.(x)*	4,652	26,982
Ryerson Holding Corp.*	10,497	89,854
Schnitzer Steel Industries, Inc., Class A	12,369	296,856
SunCoke Energy, Inc.*	30,576	259,590
Synalloy Corp.	3,448	52,410
TimkenSteel Corp.*	16,833	182,806
Universal Stainless & Alloy Products, Inc.*	5,217	86,446
Warrior Met Coal, Inc.	20,281	616,542
Worthington Industries, Inc.	19,024	709,976

		11,306,886

Paper & Forest Products (0.4%)
Boise Cascade Co.	18,326	490,404
Clearwater Paper Corp.*	7,303	142,262
Louisiana-Pacific Corp.	67,168	1,637,556
Neenah, Inc.	8,047	517,905
PH Glatfelter Co.	20,804	293,753
Schweitzer-Mauduit International, Inc.	15,738	609,375
Verso Corp., Class A*	15,860	339,721

		4,030,976

Total Materials		37,080,614

Real Estate (6.8%)
Equity Real Estate Investment Trusts (REITs) (6.2%)
Acadia Realty Trust (REIT)	37,409	1,020,143
Agree Realty Corp. (REIT)	15,613	1,082,605
Alexander & Baldwin, Inc. (REIT)	33,228	845,320
Alexander’s, Inc. (REIT)	1,087	408,897
American Assets Trust, Inc. (REIT)	17,942	822,820
Americold Realty Trust (REIT)(x)	60,919	1,858,639
Armada Hoffler Properties, Inc. (REIT)	22,854	356,294
Ashford Hospitality Trust, Inc. (REIT)	46,470	220,732
Bluerock Residential Growth REIT, Inc. (REIT)	14,264	153,766
Braemar Hotels & Resorts, Inc. (REIT)	14,809	180,818
BRT Apartments Corp. (REIT)	5,462	75,813
CareTrust REIT, Inc. (REIT)	37,723	884,982
CatchMark Timber Trust, Inc. (REIT), Class A	27,005	265,189
CBL & Associates Properties, Inc. (REIT)(x)	80,889	125,378
Cedar Realty Trust, Inc. (REIT)	52,190	177,446
Chatham Lodging Trust (REIT)	21,386	411,467
Chesapeake Lodging Trust (REIT)	27,862	774,842
City Office REIT, Inc. (REIT)	13,550	153,250
Clipper Realty, Inc. (REIT)	7,115	95,270
Community Healthcare Trust, Inc. (REIT)	7,534	270,395
CoreCivic, Inc. (REIT)	59,266	1,152,724
CorEnergy Infrastructure Trust, Inc. (REIT)	5,962	219,103
CorePoint Lodging, Inc. (REIT)	18,543	207,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cousins Properties, Inc. (REIT)	205,203	$1,982,261
DiamondRock Hospitality Co. (REIT)	96,480	1,044,878
Easterly Government Properties, Inc. (REIT)	28,228	508,386
EastGroup Properties, Inc. (REIT)	16,910	1,887,832
Essential Properties Realty Trust, Inc. (REIT)	18,001	351,380
Farmland Partners, Inc. (REIT)(x)	20,046	128,294
First Industrial Realty Trust, Inc. (REIT)	59,772	2,113,538
Four Corners Property Trust, Inc. (REIT)	30,836	912,746
Franklin Street Properties Corp. (REIT)	48,018	345,249
Front Yard Residential Corp. (REIT)	21,299	197,442
GEO Group, Inc. (The) (REIT)	58,253	1,118,458
Getty Realty Corp. (REIT)	14,941	478,560
Gladstone Commercial Corp. (REIT)	13,651	283,531
Gladstone Land Corp. (REIT)(x)	8,054	101,883
Global Medical REIT, Inc. (REIT)	14,014	137,617
Global Net Lease, Inc. (REIT)	37,658	711,736
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	26,078	668,640
Healthcare Realty Trust, Inc. (REIT)	58,841	1,889,385
Hersha Hospitality Trust (REIT)	17,426	298,682
Independence Realty Trust, Inc. (REIT)	39,058	421,436
Industrial Logistics Properties Trust (REIT)	30,630	617,807
InfraREIT, Inc. (REIT)	20,113	421,770
Innovative Industrial Properties, Inc. (REIT)(x)	4,571	373,405
Investors Real Estate Trust (REIT)	6,111	366,110
iStar, Inc. (REIT)	27,123	228,376
Jernigan Capital, Inc. (REIT)	9,545	200,827
Kite Realty Group Trust (REIT)	40,827	652,824
Lexington Realty Trust (REIT)	101,316	917,923
LTC Properties, Inc. (REIT)	19,357	886,551
Mack-Cali Realty Corp. (REIT)	42,896	952,291
MedEquities Realty Trust, Inc. (REIT)	19,305	214,865
Monmouth Real Estate Investment Corp. (REIT)	40,084	528,307
National Health Investors, Inc. (REIT)	19,274	1,513,973
National Storage Affiliates Trust (REIT)	25,809	735,815
New Senior Investment Group, Inc. (REIT)	34,790	189,605
NexPoint Residential Trust, Inc. (REIT)	8,343	319,871
NorthStar Realty Europe Corp. (REIT)	23,453	407,144
Office Properties Income Trust (REIT)	24,147	667,423
One Liberty Properties, Inc. (REIT)	7,147	207,263
Pebblebrook Hotel Trust (REIT)	63,854	1,983,305
Pennsylvania REIT (REIT)(x)	33,323	209,602
Physicians Realty Trust (REIT)	88,981	1,673,733
Piedmont Office Realty Trust, Inc. (REIT), Class A	63,039	1,314,363
PotlatchDeltic Corp. (REIT)	31,242	1,180,635
Preferred Apartment Communities, Inc. (REIT), Class A	19,001	281,595
PS Business Parks, Inc. (REIT)	9,320	1,461,656
QTS Realty Trust, Inc. (REIT), Class A	23,741	1,068,108
Retail Opportunity Investments Corp. (REIT)	53,307	924,343
Rexford Industrial Realty, Inc. (REIT)	43,273	1,549,606
RLJ Lodging Trust (REIT)	82,503	1,449,578
RPT Realty (REIT)	37,161	446,304
Ryman Hospitality Properties, Inc. (REIT)	21,273	1,749,492
Sabra Health Care REIT, Inc. (REIT)	83,851	1,632,579
Safehold, Inc. (REIT)	4,715	102,834
Saul Centers, Inc. (REIT)	5,507	282,895
Seritage Growth Properties (REIT), Class A(x)	16,353	726,727
Spirit MTA REIT (REIT)	24,182	156,941
STAG Industrial, Inc. (REIT)	46,530	1,379,614
Summit Hotel Properties, Inc. (REIT)	48,008	547,771
Sunstone Hotel Investors, Inc. (REIT)	107,277	1,544,789
Tanger Factory Outlet Centers, Inc. (REIT)	41,767	876,272
Terreno Realty Corp. (REIT)	27,579	1,159,421
Tier REIT, Inc. (REIT)	24,137	691,766
UMH Properties, Inc. (REIT)	15,428	217,226
Universal Health Realty Income Trust (REIT)	5,848	442,752
Urban Edge Properties (REIT)	54,499	1,035,481
Urstadt Biddle Properties, Inc. (REIT), Class A	12,970	267,701
Washington Prime Group, Inc. (REIT)(x)	88,630	500,759
Washington REIT (REIT)	36,467	1,034,933
Whitestone REIT (REIT)	18,642	224,077
Xenia Hotels & Resorts, Inc. (REIT)	55,117	1,207,613

		67,071,573

Real Estate Management & Development (0.6%)
Altisource Portfolio Solutions SA(x)*	5,787	136,978
American Realty Investors, Inc.(x)*	860	10,406
Consolidated-Tomoka Land Co.	2,268	133,926
Cushman & Wakefield plc*	26,696	475,189
Forestar Group, Inc.*	6,725	116,275
FRP Holdings, Inc.*	3,470	165,068
Griffin Industrial Realty, Inc.	784	27,322
HFF, Inc., Class A	17,084	815,761
Kennedy-Wilson Holdings, Inc.	62,022	1,326,651
Marcus & Millichap, Inc.*	8,962	365,022
Maui Land & Pineapple Co., Inc.*	3,336	38,131
Newmark Group, Inc., Class A	69,489	579,538
RE/MAX Holdings, Inc., Class A	8,577	330,558
Redfin Corp.(x)*	36,648	742,855
RMR Group, Inc. (The), Class A	3,542	215,991
St Joe Co. (The)*	17,506	288,674
Stratus Properties, Inc.*	2,502	66,078
Tejon Ranch Co.*	9,647	169,787
Transcontinental Realty Investors, Inc.*	1,151	35,957
Trinity Place Holdings, Inc.*	8,298	33,192

		6,073,359

Total Real Estate		73,144,932

Utilities (3.4%)
Electric Utilities (1.1%)
ALLETE, Inc.	24,741	2,034,452
El Paso Electric Co.	19,150	1,126,403
IDACORP, Inc.	23,736	2,362,682
MGE Energy, Inc.	16,452	1,118,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Otter Tail Corp.	17,906	$892,077
PNM Resources, Inc.	38,886	1,840,863
Portland General Electric Co.	43,435	2,251,670
Spark Energy, Inc., Class A(x)	10,134	90,294

		11,716,684

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	7,247	660,999
New Jersey Resources Corp.	41,203	2,051,497
Northwest Natural Holding Co.	14,400	945,072
ONE Gas, Inc.	25,313	2,253,616
RGC Resources, Inc.	2,956	78,364
South Jersey Industries, Inc.	44,865	1,438,820
Southwest Gas Holdings, Inc.	24,511	2,016,275
Spire, Inc.	23,603	1,942,291

		11,386,934

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	48,324	121,776
Clearway Energy, Inc., Class A	16,161	234,981
Clearway Energy, Inc., Class C	33,483	505,928
Ormat Technologies, Inc.	18,792	1,036,379
Pattern Energy Group, Inc., Class A	39,730	874,060
TerraForm Power, Inc., Class A	33,294	457,460

		3,230,584

Multi-Utilities (0.5%)
Avista Corp.	31,882	1,295,047
Black Hills Corp.	25,091	1,858,490
NorthWestern Corp.	23,627	1,663,577
Unitil Corp.	6,595	357,251

		5,174,365

Water Utilities (0.4%)
American States Water Co.	16,876	1,203,259
AquaVenture Holdings Ltd.*	6,122	118,461
Artesian Resources Corp., Class A	4,172	155,490
Cadiz, Inc.*	12,149	117,602
California Water Service Group	22,877	1,241,764
Connecticut Water Service, Inc.	5,693	390,824
Consolidated Water Co. Ltd.	7,189	92,522
Global Water Resources, Inc.	5,177	50,786
Middlesex Water Co.	7,440	416,566
Pure Cycle Corp.*	6,360	62,710
SJW Group	10,142	626,167
York Water Co. (The)	5,730	196,654

		4,672,805

Total Utilities		36,181,372

Total Common Stocks (90.1%) (Cost $760,108,514)		966,025,447

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	13,800	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	12,267	4,812

Total Consumer Staples		4,812

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	3,900	759

Total Financials		759

Health Care (0.0%)
Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)*	7,999	1,080
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

Total Health Care		1,080

Total Rights (0.0%) (Cost $6,484)		6,651

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.8%)
JPMorgan Prime Money Market Fund, IM Shares	51,199,039	51,214,399

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $5,002,382, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $5,100,001.(xx)	$5,000,000	5,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $3,858,098, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $3,934,425.(xx)	3,857,279	3,857,279
NBC Global Finance Ltd., 2.60%, dated 3/29/19, due 4/5/19, repurchase price $9,004,550, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.875%-7.125%, maturing 10/31/19-8/15/48; total market value $9,746,676.(xx)	9,000,000	9,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $8,003,764, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/15/19-2/15/45; total market value $8,160,001.(xx)	8,000,000	8,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $3,501,647, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.875%, maturing 6/20/19-8/15/47; total market value $3,570,002.(xx)	$3,500,000	$3,500,000

Total Repurchase Agreements		29,357,279

Total Short-Term Investments (7.5%) (Cost $80,562,394)		80,571,678

Total Investments in Securities (97.6%) (Cost $840,677,392)		1,046,603,776
Other Assets Less Liabilities (2.4%)		26,163,125

Net Assets (100%)		$1,072,766,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $21,819 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $75,812,049. This was collateralized by $49,387,285 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $29,357,279 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc.	2,508	53,320	—	—	—	2,458	55,778	—	—
PennyMac Mortgage Investment Trust (REIT)	19,950	337,506	35,516	—	—	40,142	413,164	—	—

Total		390,826	35,516	—	—	42,600	468,942	—	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,407	6/2019	USD	108,606,330	87,791

					87,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$31,417,976	$—	$—		$31,417,976
Consumer Discretionary	116,492,192	—	—		116,492,192
Consumer Staples	26,995,276	—	—		26,995,276
Energy	35,352,425	—	—		35,352,425
Financials	165,050,239	—	—		165,050,239
Health Care	153,781,965	—	—		153,781,965
Industrials	139,621,558	157,664	—		139,779,222
Information Technology	150,749,234	—	—		150,749,234
Materials	37,080,614	—	—		37,080,614
Real Estate	73,117,610	27,322	—		73,144,932
Utilities	36,181,372	—	—		36,181,372
Futures	87,791	—	—		87,791
Rights
Communication Services	—	—	—	(a)	—	(a)
Consumer Staples	—	—	4,812		4,812
Financials	—	—	759		759
Health Care	—	—	1,080		1,080
Short-Term Investments
Investment Company	51,214,399	—	—		51,214,399
Repurchase Agreements	—	29,357,279	—		29,357,279

Total Assets	$1,017,142,651	$29,542,265	$6,651		$1,046,691,567

Total Liabilities	$—	$—	$—		$—

Total	$1,017,142,651	$29,542,265	$6,651		$1,046,691,567

(a)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$302,745,103
Aggregate gross unrealized depreciation	(97,731,959)

Net unrealized appreciation	$205,013,144

Federal income tax cost of investments in securities and derivative instruments, if applicable	$841,678,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.1%)
Auto Components (1.1%)
Aptiv plc	9,242	$734,647
BorgWarner, Inc.	70,247	2,698,187

		3,432,834

Automobiles (1.7%)
Honda Motor Co. Ltd. (ADR)(x)	102,543	2,786,093
Thor Industries, Inc.	37,632	2,347,108

		5,133,201

Distributors (0.7%)
Genuine Parts Co.	19,196	2,150,528

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	48,063	2,437,755
Sodexo SA	24,447	2,691,883

		5,129,638

Household Durables (1.0%)
PulteGroup, Inc.	109,289	3,055,720

Multiline Retail (0.8%)
Target Corp.	27,872	2,237,007

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	18,911	3,224,893

Total Consumer Discretionary		24,363,821

Consumer Staples (7.2%)
Beverages (0.5%)
Molson Coors Brewing Co., Class B	23,893	1,425,217

Food & Staples Retailing (1.0%)
Sysco Corp.	42,256	2,821,011

Food Products (4.7%)
Conagra Brands, Inc.	110,744	3,072,039
JM Smucker Co. (The)	14,249	1,660,008
Kellogg Co.	27,218	1,561,769
Mondelez International, Inc., Class A	78,360	3,911,731
Orkla ASA	521,420	4,002,111

		14,207,658

Household Products (1.0%)
Kimberly-Clark Corp.	24,617	3,050,046

Total Consumer Staples		21,503,932

Energy (7.2%)
Energy Equipment & Services (2.0%)
Baker Hughes a GE Co.	119,560	3,314,203
Halliburton Co.	52,134	1,527,526
National Oilwell Varco, Inc.	49,428	1,316,762

		6,158,491

Oil, Gas & Consumable Fuels (5.2%)
Anadarko Petroleum Corp.	44,761	2,035,730
Cimarex Energy Co.	30,770	2,150,823
Devon Energy Corp.	95,646	3,018,588
EQT Corp.	105,845	2,195,226
Equitrans Midstream Corp.	85,050	1,852,389
Imperial Oil Ltd.	46,664	1,273,845
Noble Energy, Inc.	120,166	2,971,705

		15,498,306

Total Energy		21,656,797

Financials (22.1%)
Banks (9.3%)
BB&T Corp.	133,693	6,220,735
Comerica, Inc.	34,057	2,497,059
Commerce Bancshares, Inc.	50,074	2,907,296
First Hawaiian, Inc.	142,353	3,708,296
M&T Bank Corp.	21,939	3,444,862
Prosperity Bancshares, Inc.	23,641	1,632,648
SunTrust Banks, Inc.	23,117	1,369,682
UMB Financial Corp.	54,014	3,459,057
Westamerica Bancorp(x)	46,234	2,857,261

		28,096,896

Capital Markets (6.7%)
Ameriprise Financial, Inc.	34,926	4,474,021
Invesco Ltd.	206,514	3,987,785
Northern Trust Corp.	99,797	9,022,647
State Street Corp.	41,832	2,752,964

		20,237,417

Insurance (5.1%)
Aflac, Inc.	36,727	1,836,350
Arthur J Gallagher & Co.	11,520	899,712
Brown & Brown, Inc.	54,877	1,619,420
Chubb Ltd.	32,697	4,580,196
ProAssurance Corp.	38,414	1,329,509
Reinsurance Group of America, Inc.	20,355	2,890,003
Torchmark Corp.	12,293	1,007,411
Travelers Cos., Inc. (The)	7,875	1,080,135

		15,242,736

Thrifts & Mortgage Finance (1.0%)
Capitol Federal Financial, Inc.	214,636	2,865,390

Total Financials		66,442,439

Health Care (9.4%)
Health Care Equipment & Supplies (4.1%)
Hologic, Inc.*	27,895	1,350,118
Siemens Healthineers AG(m)	47,249	1,969,008
Zimmer Biomet Holdings, Inc.	69,799	8,913,332

		12,232,458

Health Care Providers & Services (4.3%)
Cardinal Health, Inc.	82,428	3,968,908
Henry Schein, Inc.*	36,620	2,201,228
McKesson Corp.	24,958	2,921,584
Quest Diagnostics, Inc.	44,594	4,009,892

		13,101,612

Health Care Technology (1.0%)
Cerner Corp.*	51,698	2,957,643

Total Health Care		28,291,713

Industrials (16.9%)
Aerospace & Defense (0.4%)
Textron, Inc.	22,335	1,131,491

Airlines (1.5%)
Southwest Airlines Co.	86,592	4,494,991

Building Products (1.9%)
Johnson Controls International plc	138,812	5,127,715
Masco Corp.	18,412	723,776

		5,851,491

Commercial Services & Supplies (0.5%)
Republic Services, Inc.	18,282	1,469,507

Electrical Equipment (6.5%)
Eaton Corp. plc	37,239	2,999,974

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Emerson Electric Co.	55,038	$3,768,452
Hubbell, Inc.	66,156	7,805,085
nVent Electric plc	96,251	2,596,852
Schneider Electric SE	31,245	2,451,332

		19,621,695

Machinery (3.7%)
Atlas Copco AB, Class B	94,350	2,335,080
Cummins, Inc.	24,586	3,881,392
IMI plc	235,402	2,937,221
PACCAR, Inc.	28,540	1,944,716

		11,098,409

Road & Rail (1.0%)
Heartland Express, Inc.	154,764	2,983,850

Trading Companies & Distributors (1.4%)
MSC Industrial Direct Co., Inc., Class A	49,469	4,091,581

Total Industrials		50,743,015

Information Technology (5.3%)
Electronic Equipment, Instruments & Components (1.0%)
TE Connectivity Ltd.	36,480	2,945,760

Semiconductors & Semiconductor Equipment (3.6%)
Applied Materials, Inc.	84,999	3,371,060
Maxim Integrated Products, Inc.	68,541	3,644,325
Microchip Technology, Inc.(x)	28,903	2,397,793
Teradyne, Inc.	40,403	1,609,656

		11,022,834

Technology Hardware, Storage & Peripherals (0.7%)
HP, Inc.	106,606	2,071,354

Total Information Technology		16,039,948

Materials (3.5%)
Containers & Packaging (3.5%)
Graphic Packaging Holding Co.	325,129	4,106,379
Packaging Corp. of America	20,052	1,992,768
Sonoco Products Co.	43,078	2,650,589
Westrock Co.	43,074	1,651,888

Total Materials		10,401,624

Real Estate (4.8%)
Equity Real Estate Investment Trusts (REITs) (4.8%)
American Tower Corp. (REIT)	6,796	1,339,220
Empire State Realty Trust, Inc. (REIT), Class A	93,084	1,470,727
MGM Growth Properties LLC (REIT), Class A	100,927	3,254,896
Piedmont Office Realty Trust, Inc. (REIT), Class A	128,682	2,683,020
Weyerhaeuser Co. (REIT)	218,242	5,748,494

Total Real Estate		14,496,357

Utilities (9.4%)
Electric Utilities (4.6%)
Edison International	32,642	2,021,192
Eversource Energy	29,266	2,076,423
Pinnacle West Capital Corp.	40,664	3,886,665
Xcel Energy, Inc.	103,999	5,845,784

		13,830,064

Gas Utilities (1.6%)
Atmos Energy Corp.	22,048	2,269,401
Spire, Inc.	29,219	2,404,431

		4,673,832

Multi-Utilities (3.2%)
Ameren Corp.	45,070	3,314,899
NorthWestern Corp.	60,713	4,274,802
WEC Energy Group, Inc.	25,932	2,050,703

		9,640,404

Total Utilities		28,144,300

Total Common Stocks (93.9%) (Cost $281,078,706)		282,083,946

EXCHANGE TRADED FUND (ETF):
Equity (3.0%)
iShares Russell Mid-Cap Value ETF	104,262	9,056,197

Total Exchange Traded Fund (3.0%) (Cost $8,821,537)		9,056,197

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,655,802, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,688,559.(xx)	$1,655,450	1,655,450
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $950,202, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $969,203.(xx)	950,000	950,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $950,202, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $969,000.(xx)	950,000	950,000

Total Repurchase Agreements		3,555,450

Total Short-Term Investments (1.2%) (Cost $3,555,450)		3,555,450

Total Investments in Securities (98.1%) (Cost $293,455,693)		294,695,593
Other Assets Less Liabilities (1.9%)		5,712,634

Net Assets (100%)		$300,408,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $1,969,008 or 0.7% of net assets.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $3,495,254. This was collateralized by $37,913 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.125%, maturing 4/30/19-5/15/48 and by cash of $3,555,450 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	52,754	USD	39,492	Morgan Stanley	6/28/2019	71
USD	6,228,789	EUR	5,459,444	Credit Suisse	6/28/2019	58,987
USD	2,562,135	GBP	1,932,886	JPMorgan Chase Bank	6/28/2019	33,594
USD	1,725,291	JPY	188,576,860	Bank of America	6/28/2019	12,038
USD	3,452,470	NOK	29,349,106	Goldman Sachs	6/28/2019	38,144
USD	1,984,866	SEK	18,200,823	Goldman Sachs	6/28/2019	14,249

Total unrealized appreciation						157,083

EUR	142,684	USD	161,291	Credit Suisse	6/28/2019	(42)
GBP	55,025	USD	73,099	JPMorgan Chase Bank	6/28/2019	(1,116)
USD	1,101,361	CAD	1,474,722	Morgan Stanley	6/28/2019	(4,610)

Total unrealized depreciation						(5,768)

Net unrealized appreciation						151,315

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,671,938	$2,691,883	$—	$24,363,821
Consumer Staples	17,501,821	4,002,111	—	21,503,932
Energy	21,656,797	—	—	21,656,797
Financials	66,442,439	—	—	66,442,439
Health Care	26,322,705	1,969,008	—	28,291,713
Industrials	43,019,382	7,723,633	—	50,743,015
Information Technology	16,039,948	—	—	16,039,948
Materials	10,401,624	—	—	10,401,624
Real Estate	14,496,357	—	—	14,496,357
Utilities	28,144,300	—	—	28,144,300
Exchange Traded Fund	9,056,197	—	—	9,056,197
Forward Currency Contracts	—	157,083	—	157,083
Short-Term Investments
Repurchase Agreements	—	3,555,450	—	3,555,450

Total Assets	$274,753,508	$20,099,168	$—	$294,852,676

Liabilities:
Forward Currency Contracts	$—	$(5,768)	$—	$(5,768)

Total Liabilities	$—	$(5,768)	$—	$(5,768)

Total	$274,753,508	$20,093,400	$—	$294,846,908

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,407,380
Aggregate gross unrealized depreciation	(11,965,857)

Net unrealized appreciation	$1,441,523

Federal income tax cost of investments in securities and derivative instruments, if applicable	$293,405,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.4%)
iShares Core MSCI EAFE ETF	24,945	$1,515,908
iShares Core S&P 500 ETF	5,727	1,629,675
iShares Core S&P Mid-Cap ETF	2,189	414,596
iShares Russell 2000 ETF	2,270	347,514
SPDR S&P 500 ETF Trust	5,767	1,629,062
Vanguard S&P 500 ETF	6,281	1,630,171

Total Equity		7,166,926

Fixed Income (35.0%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	32,684	3,891,357

Total Exchange Traded Funds (99.4%) (Cost $10,713,898)		11,058,283

SHORT-TERM INVESTMENT:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, IM Shares	304,668	304,760

Total Short-Term Investment (2.7%) (Cost $304,760)		304,760

Total Investments in Securities (102.1%) (Cost $11,018,658)		11,363,043
Other Assets Less Liabilities (-2.1%)		(235,334)

Net Assets (100%)		$11,127,709

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$11,058,283	$—	$—	$11,058,283
Short-Term Investment
Investment Company	304,760	—	—	304,760

Total Assets	$11,363,043	$—	$—	$11,363,043

Total Liabilities	$—	$—	$—	$—

Total	$11,363,043	$—	$—	$11,363,043

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$344,385
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$344,385

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,018,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (54.2%)
iShares Core MSCI EAFE ETF	22,491	$1,366,778
iShares Core S&P 500 ETF	6,210	1,767,117
iShares Russell 2000 ETF	2,577	394,513
SPDR S&P 500 ETF Trust	6,252	1,766,065
SPDR S&P MidCap 400 ETF Trust	1,702	587,871

Total Equity		5,882,344

Fixed Income (44.1%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,110	2,394,297
Vanguard Intermediate-Term Corporate Bond ETF	27,545	2,392,834

Total Fixed Income		4,787,131

Total Exchange Traded Funds (98.3%) (Cost $10,394,144)		10,669,475

SHORT-TERM INVESTMENT:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, IM Shares	295,376	295,465

Total Short-Term Investment (2.7%) (Cost $295,465)		295,465

Total Investments in Securities (101.0%) (Cost $10,689,609)		10,964,940
Other Assets Less Liabilities (-1.0%)		(111,041)

Net Assets (100%)		$10,853,899

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$10,669,475	$—	$—	$10,669,475
Short-Term Investment
Investment Company	295,465	—	—	295,465

Total Assets	$10,964,940	$—	$—	$10,964,940

Total Liabilities	$—	$—	$—	$—

Total	$10,964,940	$—	$—	$10,964,940

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275,331
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$275,331

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,689,609

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.1%)
Diversified Telecommunication Services (4.5%)
AT&T, Inc.	416,700	$13,067,712
Verizon Communications, Inc.	989,276	58,495,890

		71,563,602

Media (4.6%)
Comcast Corp., Class A	1,133,310	45,309,734
DISH Network Corp., Class A*	421,740	13,364,940
Interpublic Group of Cos., Inc. (The)	740,607	15,560,153

		74,234,827

Wireless Telecommunication Services (1.0%)
Telephone & Data Systems, Inc.	523,899	16,099,416
United States Cellular Corp.*	11,502	528,057

		16,627,473

Total Communication Services		162,425,902

Consumer Discretionary (3.0%)
Auto Components (0.7%)
Lear Corp.	83,496	11,331,242

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	147,750	7,493,880

Multiline Retail (1.2%)
Dollar Tree, Inc.*	182,340	19,152,993

Specialty Retail (0.6%)
Lowe’s Cos., Inc.	96,793	10,595,930

Total Consumer Discretionary		48,574,045

Consumer Staples (9.4%)
Beverages (4.1%)
Molson Coors Brewing Co., Class B	748,329	44,637,825
PepsiCo, Inc.	177,758	21,784,243

		66,422,068

Food & Staples Retailing (2.1%)
Kroger Co. (The)	457,293	11,249,408
Walgreens Boots Alliance, Inc.	361,427	22,867,486

		34,116,894

Food Products (3.2%)
Conagra Brands, Inc.	570,206	15,817,514
JM Smucker Co. (The)	72,848	8,486,792
Kellogg Co.	454,704	26,090,916

		50,395,222

Total Consumer Staples		150,934,184

Energy (9.4%)
Oil, Gas & Consumable Fuels (9.4%)
BP plc (ADR)	1,061,030	46,388,232
ConocoPhillips	443,237	29,581,637
Marathon Oil Corp.	552,612	9,234,146
Marathon Petroleum Corp.	194,141	11,619,339
Suncor Energy, Inc.	622,514	20,188,129
Williams Cos., Inc. (The)	1,159,121	33,289,955

Total Energy		150,301,438

Financials (21.5%)
Banks (11.6%)
Citigroup, Inc.	695,875	43,297,343
JPMorgan Chase & Co.	594,626	60,193,990
Regions Financial Corp.	1,363,942	19,299,779
Wells Fargo & Co.	1,318,889	63,728,716

		186,519,828

Capital Markets (2.8%)
E*TRADE Financial Corp.	287,673	13,356,658
Morgan Stanley	507,770	21,427,894
State Street Corp.	153,793	10,121,117

		44,905,669

Consumer Finance (1.5%)
Ally Financial, Inc.	324,398	8,917,701
Capital One Financial Corp.	154,847	12,649,451
SLM Corp.	229,181	2,271,184

		23,838,336

Insurance (5.6%)
American International Group, Inc.	243,696	10,493,550
Assured Guaranty Ltd.	327,920	14,569,486
Brighthouse Financial, Inc.*	216,098	7,842,196
Hartford Financial Services Group, Inc. (The)	368,109	18,302,380
Lincoln National Corp.	151,727	8,906,375
MetLife, Inc.	319,090	13,583,661
Willis Towers Watson plc	92,088	16,175,257

		89,872,905

Total Financials		345,136,738

Health Care (19.0%)
Biotechnology (2.0%)
Biogen, Inc.*	42,909	10,142,829
Gilead Sciences, Inc.	342,077	22,238,426

		32,381,255

Health Care Equipment & Supplies (7.6%)
Baxter International, Inc.	276,593	22,489,777
Koninklijke Philips NV (NYRS)	723,917	29,579,248
Medtronic plc	206,846	18,839,534
Zimmer Biomet Holdings, Inc.	397,404	50,748,491

		121,657,050

Health Care Providers & Services (1.9%)
Laboratory Corp. of America Holdings*	202,111	30,918,941

Pharmaceuticals (7.5%)
Novartis AG (ADR)	540,503	51,963,958
Pfizer, Inc.	1,600,681	67,980,922

		119,944,880

Total Health Care		304,902,126

Industrials (5.0%)
Building Products (1.3%)
Masco Corp.	525,020	20,638,536

Electrical Equipment (2.3%)
ABB Ltd. (ADR)	1,242,500	23,445,975
Hubbell, Inc.	115,384	13,613,005

		37,058,980

Industrial Conglomerates (0.3%)
General Electric Co.	459,287	4,588,277

Road & Rail (1.1%)
Norfolk Southern Corp.	97,272	18,179,164

Total Industrials		80,464,957

Information Technology (8.9%)
Communications Equipment (4.6%)
Cisco Systems, Inc.	1,369,430	73,935,526

Semiconductors & Semiconductor Equipment (2.2%)
QUALCOMM, Inc.	603,935	34,442,413

Software (1.4%)
Oracle Corp.	427,973	22,986,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.	58,580	$11,127,271

Total Information Technology		142,491,640

Materials (3.6%)
Chemicals (2.7%)
Akzo Nobel NV (ADR)	350,297	10,347,773
DowDuPont, Inc.	618,851	32,990,947

		43,338,720

Metals & Mining (0.9%)
Freeport-McMoRan, Inc.	1,195,260	15,406,902

Total Materials		58,745,622

Utilities (7.0%)
Electric Utilities (4.4%)
Exelon Corp.	700,614	35,121,780
FirstEnergy Corp.	862,402	35,884,547

		71,006,327

Independent Power and Renewable Electricity Producers (2.6%)
AES Corp.	2,311,225	41,786,948

Total Utilities		112,793,275

Total Investments in Securities (96.9%) (Cost $1,289,773,918)		1,556,769,927
Other Assets Less Liabilities (3.1%)		49,456,545

Net Assets (100%)		$1,606,226,472

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$162,425,902	$—	$—	$162,425,902
Consumer Discretionary	48,574,045	—	—	48,574,045
Consumer Staples	150,934,184	—	—	150,934,184
Energy	150,301,438	—	—	150,301,438
Financials	345,136,738	—	—	345,136,738
Health Care	304,902,126	—	—	304,902,126
Industrials	80,464,957	—	—	80,464,957
Information Technology	142,491,640	—	—	142,491,640
Materials	58,745,622	—	—	58,745,622
Utilities	112,793,275	—	—	112,793,275

Total Assets	$1,556,769,927	$—	$—	$1,556,769,927

Total Liabilities	$—	$—	$—	$—

Total	$1,556,769,927	$—	$—	$1,556,769,927

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$345,741,234
Aggregate gross unrealized depreciation	(90,317,220)

Net unrealized appreciation	$255,424,014

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,301,345,913

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Entertainment (2.4%)
Activision Blizzard, Inc.	142,700	$6,497,131
Netflix, Inc.*	9,350	3,333,836

		9,830,967

Interactive Media & Services (4.2%)
Alphabet, Inc., Class A*	68	80,029
Alphabet, Inc., Class C*	7,279	8,540,523
Facebook, Inc., Class A*	53,100	8,851,239

		17,471,791

Media (2.6%)
Charter Communications, Inc., Class A*	25,313	8,781,333
Comcast Corp., Class A	54,665	2,185,506

		10,966,839

Total Communication Services		38,269,597

Consumer Discretionary (8.8%)
Hotels, Restaurants & Leisure (5.3%)
Chipotle Mexican Grill, Inc.*	9,500	6,747,945
Hilton Worldwide Holdings, Inc.	72,600	6,033,786
Wynn Resorts Ltd.	37,500	4,474,500
Yum! Brands, Inc.	45,100	4,501,431

		21,757,662

Internet & Direct Marketing Retail (1.5%)
Amazon.com, Inc.*	3,607	6,423,165

Specialty Retail (1.0%)
Ross Stores, Inc.	45,300	4,217,430

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	48,642	4,096,143

Total Consumer Discretionary		36,494,400

Consumer Staples (6.5%)
Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	20,900	5,060,726

Food Products (1.4%)
Hormel Foods Corp.	45,900	2,054,484
Mondelez International, Inc., Class A	76,190	3,803,405

		5,857,889

Household Products (1.4%)
Church & Dwight Co., Inc.	82,700	5,890,721

Personal Products (0.8%)
Estee Lauder Cos., Inc. (The), Class A	19,800	3,277,890

Tobacco (1.7%)
Philip Morris International, Inc.	77,400	6,841,386

Total Consumer Staples		26,928,612

Energy (7.8%)
Energy Equipment & Services (1.6%)
Ensco plc, Class A(x)	378,354	1,486,931
Halliburton Co.	59,775	1,751,407
Schlumberger Ltd.	81,275	3,541,152

		6,779,490

Oil, Gas & Consumable Fuels (6.2%)
Chevron Corp.	20,975	2,583,701
Concho Resources, Inc.	31,900	3,539,624
ConocoPhillips	20,600	1,374,844
Enbridge, Inc.	114,000	4,133,640
EOG Resources, Inc.	48,400	4,606,712
Equitrans Midstream Corp.	134,835	2,936,706
Occidental Petroleum Corp.	29,300	1,939,660
Williams Cos., Inc. (The)	160,200	4,600,944

		25,715,831

Total Energy		32,495,321

Financials (11.6%)
Banks (2.1%)
JPMorgan Chase & Co.	48,964	4,956,626
SVB Financial Group*	16,000	3,557,760

		8,514,386

Capital Markets (4.5%)
Bank of New York Mellon Corp. (The)	41,300	2,082,759
CME Group, Inc.	13,474	2,217,551
Intercontinental Exchange, Inc.	68,200	5,192,748
Moody’s Corp.	19,500	3,531,255
Nasdaq, Inc.	33,700	2,948,413
State Street Corp.	39,400	2,592,914

		18,565,640

Insurance (5.0%)
Aon plc	45,858	7,827,961
Chubb Ltd.	32,031	4,486,902
Marsh & McLennan Cos., Inc.	54,268	5,095,765
RenaissanceRe Holdings Ltd.	23,500	3,372,250

		20,782,878

Total Financials		47,862,904

Health Care (11.6%)
Biotechnology (6.9%)
Agios Pharmaceuticals, Inc.(x)*	68,500	4,619,640
Bluebird Bio, Inc.(x)*	31,500	4,955,895
Incyte Corp.*	37,300	3,208,173
Neurocrine Biosciences, Inc.*	52,400	4,616,440
Seattle Genetics, Inc.*	109,200	7,997,808
Ultragenyx Pharmaceutical, Inc.(x)*	44,400	3,079,584

		28,477,540

Health Care Equipment & Supplies (1.3%)
Danaher Corp.	41,829	5,522,265

Health Care Providers & Services (1.2%)
UnitedHealth Group, Inc.	20,100	4,969,926

Pharmaceuticals (2.2%)
Elanco Animal Health, Inc.*	109,400	3,508,458
Eli Lilly & Co.	44,300	5,748,368

		9,256,826

Total Health Care		48,226,557

Industrials (11.9%)
Aerospace & Defense (4.6%)
Boeing Co. (The)	15,800	6,026,436
Northrop Grumman Corp.	13,500	3,639,600
TransDigm Group, Inc.*	13,500	6,128,865
United Technologies Corp.	24,200	3,119,138

		18,914,039

Commercial Services & Supplies (1.7%)
Waste Connections, Inc.	77,186	6,837,908

Industrial Conglomerates (0.7%)
General Electric Co.	271,000	2,707,290

Machinery (2.1%)
Deere & Co.	19,900	3,180,816
IDEX Corp.	12,709	1,928,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Wabtec Corp.	50,955	$3,756,402

		8,865,682

Professional Services (1.6%)
Equifax, Inc.	35,300	4,183,050
RELX plc (ADR)	115,800	2,483,910

		6,666,960

Road & Rail (1.2%)
CSX Corp.	68,500	5,125,170

Total Industrials		49,117,049

Information Technology (23.9%)
Electronic Equipment, Instruments & Components (1.0%)
Trimble, Inc.*	99,000	3,999,600

IT Services (10.6%)
Accenture plc, Class A	27,946	4,919,055
Euronet Worldwide, Inc.*	57,400	8,184,666
Fiserv, Inc.*	73,100	6,453,268
Global Payments, Inc.	40,600	5,542,712
GoDaddy, Inc., Class A*	98,900	7,436,291
Jack Henry & Associates, Inc.	24,381	3,382,620
Visa, Inc., Class A	51,064	7,975,686

		43,894,298

Semiconductors & Semiconductor Equipment (3.4%)
ASML Holding NV (Registered) (NYRS)	30,194	5,677,982
Broadcom, Inc.	17,588	5,288,887
ON Semiconductor Corp.*	146,002	3,003,261

		13,970,130

Software (2.7%)
Micro Focus International plc (ADR)(x)	155,258	4,004,104
Microsoft Corp.	60,100	7,088,194

		11,092,298

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	66,228	12,580,009
HP, Inc.	392,700	7,630,161
NetApp, Inc.	81,600	5,658,144

		25,868,314

Total Information Technology		98,824,640

Materials (1.2%)
Chemicals (0.6%)
Linde plc	14,800	2,603,764

Metals & Mining (0.6%)
Allegheny Technologies, Inc.*	94,500	2,416,365

Total Materials		5,020,129

Real Estate (4.3%)
Equity Real Estate Investment Trusts (REITs) (4.3%)
American Tower Corp. (REIT)	35,195	6,935,527
Crown Castle International Corp. (REIT)	48,800	6,246,400
Equinix, Inc. (REIT)	10,600	4,803,496

Total Real Estate		17,985,423

Utilities (1.5%)
Electric Utilities (0.7%)
Edison International	43,300	2,681,136

Independent Power and Renewable Electricity Producers (0.8%)
AES Corp.	193,400	3,496,672

Total Utilities		6,177,808

Total Common Stocks (98.3%) (Cost $284,786,762)		407,402,440

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $282,136, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $287,718.(xx)	$282,076	282,076
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $11,069, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $11,857.(xx)	11,067	11,067

Total Repurchase Agreements		293,143

Total Short-Term Investments (0.1%) (Cost $293,143)		293,143

Total Investments in Securities (98.4%) (Cost $285,079,905)		407,695,583
Other Assets Less Liabilities (1.6%)		6,721,769

Net Assets (100%)		$414,417,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $8,934,625. This was collateralized by $8,890,638 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/9/19-2/15/49 and by cash of $293,143 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$38,269,597	$—	$—	$38,269,597
Consumer Discretionary	36,494,400	—	—	36,494,400
Consumer Staples	26,928,612	—	—	26,928,612
Energy	32,495,321	—	—	32,495,321
Financials	47,862,904	—	—	47,862,904
Health Care	48,226,557	—	—	48,226,557
Industrials	49,117,049	—	—	49,117,049
Information Technology	98,824,640	—	—	98,824,640
Materials	5,020,129	—	—	5,020,129
Real Estate	17,985,423	—	—	17,985,423
Utilities	6,177,808	—	—	6,177,808
Short-Term Investments
Repurchase Agreements	—	293,143	—	293,143

Total Assets	$407,402,440	$293,143	$—	$407,695,583

Total Liabilities	$—	$—	$—	$—

Total	$407,402,440	$293,143	$—	$407,695,583

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,906,825
Aggregate gross unrealized depreciation	(13,274,435)

Net unrealized appreciation	$122,632,390

Federal income tax cost of investments in securities and derivative instruments, if applicable	$285,063,193

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.0%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	23,374	$733,009
CenturyLink, Inc.	3,022	36,234
Verizon Communications, Inc.	13,251	783,531

		1,552,774

Entertainment (2.3%)
Activision Blizzard, Inc.	2,486	113,188
Electronic Arts, Inc.*	963	97,870
Lions Gate Entertainment Corp., Class B	81,670	1,233,217
Netflix, Inc.*	1,401	499,540
Spotify Technology SA(x)*	11,930	1,655,884
Take-Two Interactive Software, Inc.*	357	33,690
Viacom, Inc., Class B	1,177	33,038
Walt Disney Co. (The)	5,614	623,275

		4,289,702

Interactive Media & Services (2.7%)
Alphabet, Inc., Class A*	961	1,130,991
Alphabet, Inc., Class C*	986	1,156,884
Cargurus, Inc.*	12,220	489,533
Facebook, Inc., Class A*	7,646	1,274,512
TripAdvisor, Inc.*	339	17,442
Twitter, Inc.*	2,379	78,221
Yelp, Inc.*	31,420	1,083,990

		5,231,573

Media (1.2%)
CBS Corp. (Non-Voting), Class B	1,119	53,186
Charter Communications, Inc., Class A*	555	192,535
Comcast Corp., Class A	14,474	578,670
comScore, Inc.*	60,980	1,234,845
Discovery, Inc., Class A(x)*	518	13,996
Discovery, Inc., Class C*	1,109	28,191
DISH Network Corp., Class A*	759	24,053
Fox Corp., Class A*	1,122	41,201
Fox Corp., Class B*	517	18,550
Interpublic Group of Cos., Inc. (The)	1,172	24,624
News Corp., Class A	1,270	15,799
News Corp., Class B	412	5,146
Omnicom Group, Inc.	714	52,115
Tribune Co. Litigation Interests, Class 1C(r)*	24,151	—

		2,282,911

Total Communication Services		13,356,960

Consumer Discretionary (13.5%)
Auto Components (0.8%)
Aptiv plc	840	66,771
BorgWarner, Inc.	634	24,352
Fox Factory Holding Corp.*	20,630	1,441,831
International Automotive Components Group North America LLC, Class A(r)*	131,578	19,684

		1,552,638

Automobiles (0.2%)
Ford Motor Co.	12,456	109,364
General Motors Co.	4,243	157,415
Harley-Davidson, Inc.(x)	492	17,545

		284,324

Distributors (0.0%)
Genuine Parts Co.	465	52,094
LKQ Corp.*	973	27,614

		79,708

Diversified Consumer Services (0.0%)
H&R Block, Inc.	681	16,303

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	1,277	64,769
Chipotle Mexican Grill, Inc.*	80	56,825
Darden Restaurants, Inc.	391	47,495
Hilton Worldwide Holdings, Inc.	946	78,622
Marriott International, Inc., Class A	903	112,956
McDonald’s Corp.	2,445	464,305
MGM Resorts International	1,682	43,160
Norwegian Cruise Line Holdings Ltd.*	687	37,758
Royal Caribbean Cruises Ltd.	546	62,583
Starbucks Corp.	3,989	296,542
Wynn Resorts Ltd.	305	36,393
Yum! Brands, Inc.	973	97,115

		1,398,523

Household Durables (0.1%)
DR Horton, Inc.	1,085	44,897
Garmin Ltd.	374	32,295
Leggett & Platt, Inc.	432	18,239
Lennar Corp., Class A	922	45,261
Mohawk Industries, Inc.*	193	24,347
Newell Brands, Inc.	1,191	18,270
PulteGroup, Inc.	794	22,200
Whirlpool Corp.	213	28,306

		233,815

Internet & Direct Marketing Retail (5.4%)
Alibaba Group Holding Ltd. (ADR)*	7,650	1,395,743
Amazon.com, Inc.*	1,323	2,355,932
Booking Holdings, Inc.*	144	251,267
eBay, Inc.	34,259	1,272,379
Expedia Group, Inc.	13,085	1,557,115
GrubHub, Inc.*	8,470	588,411
MercadoLibre, Inc.*	5,600	2,843,288

		10,264,135

Leisure Products (0.0%)
Hasbro, Inc.	388	32,988
Mattel, Inc.(x)*	1,141	14,833

		47,821

Multiline Retail (0.2%)
Dollar General Corp.	838	99,973
Dollar Tree, Inc.*	759	79,725
Kohl’s Corp.	523	35,967
Macy’s, Inc.	923	22,180
Nordstrom, Inc.	380	16,864
Target Corp.	1,664	133,553

		388,262

Specialty Retail (5.8%)
Advance Auto Parts, Inc.	16,182	2,759,516
AutoZone, Inc.*	80	81,930
Best Buy Co., Inc.	744	52,869
CarMax, Inc.(x)*	553	38,599
Carvana Co.(x)*	35,150	2,040,809
Foot Locker, Inc.	351	21,271
Gap, Inc. (The)	633	16,572
Home Depot, Inc. (The)	3,620	694,642
L Brands, Inc.	757	20,878
Lowe’s Cos., Inc.	17,843	1,953,273
O’Reilly Automotive, Inc.*	248	96,298
Ross Stores, Inc.	30,970	2,883,307
Tiffany & Co.	361	38,104
TJX Cos., Inc. (The)	3,989	212,255
Tractor Supply Co.	404	39,495
Ulta Beauty, Inc.*	180	62,771

		11,012,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	495	$22,646
Hanesbrands, Inc.	1,195	21,367
NIKE, Inc., Class B	4,032	339,535
PVH Corp.	253	30,853
Ralph Lauren Corp.	164	21,267
Tapestry, Inc.	888	28,851
Under Armour, Inc., Class A(x)*	617	13,043
Under Armour, Inc., Class C*	632	11,926
VF Corp.	1,037	90,126

		579,614

Total Consumer Discretionary		25,857,732

Consumer Staples (4.6%)
Beverages (1.4%)
Brown-Forman Corp., Class B	559	29,504
Coca-Cola Co. (The)	12,340	578,252
Constellation Brands, Inc., Class A	7,734	1,356,002
Molson Coors Brewing Co., Class B	624	37,222
Monster Beverage Corp.*	1,232	67,243
PepsiCo, Inc.	4,520	553,926

		2,622,149

Food & Staples Retailing (1.6%)
BJ’s Wholesale Club Holdings, Inc.*	38,510	1,055,174
Casey’s General Stores, Inc.	7,620	981,227
Costco Wholesale Corp.	1,412	341,902
Kroger Co. (The)	2,544	62,582
Sysco Corp.	1,525	101,809
Walgreens Boots Alliance, Inc.	2,563	162,161
Walmart, Inc.	4,565	445,225

		3,150,080

Food Products (0.4%)
Archer-Daniels-Midland Co.	1,787	77,073
Campbell Soup Co.(x)	638	24,327
Conagra Brands, Inc.	1,618	44,883
General Mills, Inc.	1,901	98,377
Hershey Co. (The)	443	50,870
Hormel Foods Corp.	905	40,508
JM Smucker Co. (The)	378	44,037
Kellogg Co.	803	46,076
Kraft Heinz Co. (The)	1,983	64,745
Lamb Weston Holdings, Inc.	489	36,646
McCormick & Co., Inc. (Non-Voting)	404	60,854
Mondelez International, Inc., Class A	4,635	231,379
Tyson Foods, Inc., Class A	941	65,334

		885,109

Household Products (0.7%)
Church & Dwight Co., Inc.	782	55,702
Clorox Co. (The)	407	65,307
Colgate-Palmolive Co.	2,765	189,513
Kimberly-Clark Corp.	1,104	136,785
Procter & Gamble Co. (The)	8,019	834,377

		1,281,684

Personal Products (0.1%)
Coty, Inc., Class A(x)	1,493	17,169
Estee Lauder Cos., Inc. (The), Class A	701	116,051

		133,220

Tobacco (0.4%)
Altria Group, Inc.	6,031	346,360
Philip Morris International, Inc.	4,989	440,978

		787,338

Total Consumer Staples		8,859,580

Energy (2.2%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	1,600	44,352
Halliburton Co.	2,793	81,835
Helmerich & Payne, Inc.	361	20,057
National Oilwell Varco, Inc.	1,279	34,073
Schlumberger Ltd.	4,469	194,714
TechnipFMC plc	1,429	33,610

		408,641

Oil, Gas & Consumable Fuels (2.0%)
Anadarko Petroleum Corp.	1,608	73,132
Apache Corp.	1,200	41,592
Cabot Oil & Gas Corp.	1,375	35,888
Chevron Corp.	6,092	750,413
Cimarex Energy Co.(x)	316	22,088
Concho Resources, Inc.	638	70,792
ConocoPhillips	3,636	242,667
Devon Energy Corp.	1,398	44,121
Diamondback Energy, Inc.	492	49,953
EOG Resources, Inc.	1,875	178,463
Exxon Mobil Corp.	13,584	1,097,587
Hess Corp.	833	50,172
HollyFrontier Corp.	497	24,487
Kinder Morgan, Inc.	6,246	124,982
Marathon Oil Corp.	2,640	44,114
Marathon Petroleum Corp.	2,161	129,336
Noble Energy, Inc.	1,610	39,815
Occidental Petroleum Corp.	2,407	159,343
ONEOK, Inc.	1,311	91,560
Phillips 66	1,329	126,481
Pioneer Natural Resources Co.	543	82,688
Valero Energy Corp.	1,326	112,485
Williams Cos., Inc. (The)	3,859	110,830

		3,702,989

Total Energy		4,111,630

Financials (5.8%)
Banks (2.1%)
Bank of America Corp.	28,828	795,365
BB&T Corp.	2,457	114,324
Citigroup, Inc.	7,542	469,263
Citizens Financial Group, Inc.	1,492	48,490
Comerica, Inc.	510	37,393
Fifth Third Bancorp	2,483	62,621
First Republic Bank	543	54,550
Huntington Bancshares, Inc.	3,372	42,757
JPMorgan Chase & Co.	10,510	1,063,927
KeyCorp	3,166	49,865
M&T Bank Corp.	447	70,188
People’s United Financial, Inc.	1,236	20,320
PNC Financial Services Group, Inc. (The)‡	1,454	178,348
Regions Financial Corp.	3,296	46,638
SunTrust Banks, Inc.	1,432	84,846
SVB Financial Group*	166	36,912
US Bancorp	4,799	231,264
Wells Fargo & Co.	13,140	634,925
Zions Bancorp NA	596	27,064

		4,069,060

Capital Markets (1.8%)
Affiliated Managers Group, Inc.	156	16,709
Ameriprise Financial, Inc.	426	54,570
Bank of New York Mellon Corp. (The)	2,818	142,112
BlackRock, Inc.‡	388	165,819
Cboe Global Markets, Inc.	372	35,504
Charles Schwab Corp. (The)	3,780	161,633

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CME Group, Inc.	1,155	$190,090
E*TRADE Financial Corp.	763	35,426
Franklin Resources, Inc.	944	31,284
Goldman Sachs Group, Inc. (The)	1,091	209,461
Intercontinental Exchange, Inc.	1,816	138,270
Invesco Ltd.	1,244	24,022
KKR & Co., Inc., Class A	63,710	1,496,548
Moody’s Corp.	531	96,159
Morgan Stanley	4,168	175,890
MSCI, Inc.	268	53,289
Nasdaq, Inc.	383	33,509
Northern Trust Corp.	706	63,829
Raymond James Financial, Inc.	407	32,727
S&P Global, Inc.	800	168,440
State Street Corp.	1,210	79,630
T. Rowe Price Group, Inc.	744	74,489

		3,479,410

Consumer Finance (0.3%)
American Express Co.	2,212	241,772
Capital One Financial Corp.	1,510	123,352
Discover Financial Services	1,039	73,935
Synchrony Financial	2,108	67,245

		506,304

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	6,234	1,252,348
Jefferies Financial Group, Inc.	844	15,859

		1,268,207

Insurance (0.9%)
Aflac, Inc.	2,381	119,050
Allstate Corp. (The)	1,065	100,302
American International Group, Inc.	2,767	119,147
Aon plc	768	131,098
Arthur J Gallagher & Co.	605	47,250
Assurant, Inc.	152	14,426
Brighthouse Financial, Inc.*	337	12,230
Chubb Ltd.	1,469	205,778
Cincinnati Financial Corp.	500	42,950
Everest Re Group Ltd.	124	26,779
Hartford Financial Services Group, Inc. (The)	1,140	56,681
Lincoln National Corp.	642	37,685
Loews Corp.	876	41,987
Marsh & McLennan Cos., Inc.	1,631	153,151
MetLife, Inc.	3,070	130,690
Principal Financial Group, Inc.	832	41,758
Progressive Corp. (The)	1,890	136,250
Prudential Financial, Inc.	1,317	121,006
Torchmark Corp.	317	25,978
Travelers Cos., Inc. (The)	844	115,763
Unum Group	663	22,429
Willis Towers Watson plc	414	72,719

		1,775,107

Total Financials		11,098,088

Health Care (12.4%)
Biotechnology (2.2%)
AbbVie, Inc.	4,731	381,271
Alexion Pharmaceuticals, Inc.*	9,668	1,306,920
Amgen, Inc.	1,997	379,390
Biogen, Inc.*	631	149,156
BioMarin Pharmaceutical, Inc.*	14,360	1,275,599
Celgene Corp.*	2,256	212,831
Gilead Sciences, Inc.	4,089	265,826
Incyte Corp.*	583	50,144
Regeneron Pharmaceuticals, Inc.*	253	103,887
Vertex Pharmaceuticals, Inc.*	828	152,310

		4,277,334

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	5,634	450,382
ABIOMED, Inc.*	150	42,838
Align Technology, Inc.*	231	65,680
Baxter International, Inc.	1,529	124,323
Becton Dickinson and Co.	864	215,767
Boston Scientific Corp.*	4,469	171,520
Cooper Cos., Inc. (The)	162	47,980
Danaher Corp.	2,014	265,888
Dentsply Sirona, Inc.	691	34,267
Edwards Lifesciences Corp.*	666	127,426
Hologic, Inc.*	852	41,237
IDEXX Laboratories, Inc.*	275	61,490
Insulet Corp.(x)*	16,890	1,606,070
Intuitive Surgical, Inc.*	369	210,544
Medtronic plc	4,307	392,282
ResMed, Inc.	454	47,202
Stryker Corp.	990	195,545
Teleflex, Inc.	147	44,417
Varian Medical Systems, Inc.*	286	40,532
Zimmer Biomet Holdings, Inc.	650	83,005

		4,268,395

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	500	39,760
Anthem, Inc.	825	236,759
Cardinal Health, Inc.	948	45,646
Centene Corp.*	1,310	69,561
Cigna Corp.	1,228	197,487
CVS Health Corp.	4,165	224,618
DaVita, Inc.*	376	20,413
HCA Healthcare, Inc.	856	111,605
Henry Schein, Inc.*	480	28,853
Humana, Inc.	437	116,242
Laboratory Corp. of America Holdings*	321	49,107
McKesson Corp.	603	70,587
Quest Diagnostics, Inc.	428	38,486
Surgery Partners, Inc.(x)*	130,170	1,468,318
UnitedHealth Group, Inc.	3,077	760,819
Universal Health Services, Inc., Class B	268	35,850
WellCare Health Plans, Inc.*	167	45,048

		3,559,159

Health Care Technology (0.8%)
Cerner Corp.*	1,050	60,070
Medidata Solutions, Inc.*	19,150	1,402,546

		1,462,616

Life Sciences Tools & Services (3.4%)
Agilent Technologies, Inc.	1,016	81,666
Bio-Rad Laboratories, Inc., Class A*	5,020	1,534,514
Illumina, Inc.*	477	148,199
IQVIA Holdings, Inc.*	505	72,644
Mettler-Toledo International, Inc.*	80	57,840
PerkinElmer, Inc.	16,892	1,627,713
Syneos Health, Inc.*	50,730	2,625,785
Thermo Fisher Scientific, Inc.	1,292	353,646
Waters Corp.*	230	57,894

		6,559,901

Pharmaceuticals (1.9%)
Allergan plc	995	145,678
Bristol-Myers Squibb Co.	5,248	250,382
Eli Lilly & Co.	2,770	359,435
Johnson & Johnson	8,533	1,192,828
Merck & Co., Inc.	8,262	687,151
Mylan NV*	1,637	46,393
Nektar Therapeutics*	572	19,219
Perrigo Co. plc	369	17,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pfizer, Inc.	17,804	$756,136
Zoetis, Inc.	1,532	154,226

		3,629,219

Total Health Care		23,756,624

Industrials (8.7%)
Aerospace & Defense (1.0%)
Arconic, Inc.	1,306	24,958
Boeing Co. (The)	1,684	642,311
General Dynamics Corp.	869	147,104
Harris Corp.	374	59,732
Huntington Ingalls Industries, Inc.	133	27,558
L3 Technologies, Inc.	258	53,244
Lockheed Martin Corp.	789	236,826
Northrop Grumman Corp.	545	146,932
Raytheon Co.	907	165,147
Textron, Inc.	732	37,083
TransDigm Group, Inc.*	155	70,368
United Technologies Corp.	2,605	335,758

		1,947,021

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	434	37,754
Expeditors International of Washington, Inc.	547	41,517
FedEx Corp.	773	140,230
United Parcel Service, Inc., Class B	2,237	249,962

		469,463

Airlines (0.2%)
Alaska Air Group, Inc.	408	22,897
American Airlines Group, Inc.	1,296	41,161
Delta Air Lines, Inc.	1,989	102,732
Southwest Airlines Co.	1,569	81,447
United Continental Holdings, Inc.*	702	56,005

		304,242

Building Products (1.5%)
Allegion plc	289	26,215
AO Smith Corp.	435	23,194
Fortune Brands Home & Security, Inc.	423	20,139
Johnson Controls International plc	2,946	108,825
Masco Corp.	955	37,541
Masonite International Corp.*	19,990	997,301
Trex Co., Inc.*	27,070	1,665,347

		2,878,562

Commercial Services & Supplies (1.5%)
Cintas Corp.	273	55,176
Copart, Inc.*	42,320	2,564,169
Republic Services, Inc.	693	55,703
Rollins, Inc.	487	20,269
Waste Management, Inc.	1,251	129,992

		2,825,309

Construction & Engineering (0.0%)
Fluor Corp.	466	17,149
Jacobs Engineering Group, Inc.	364	27,369
Quanta Services, Inc.	430	16,228

		60,746

Electrical Equipment (0.2%)
AMETEK, Inc.	711	58,992
Eaton Corp. plc	1,354	109,078
Emerson Electric Co.	1,962	134,338
Rockwell Automation, Inc.	385	67,552

		369,960

Industrial Conglomerates (0.6%)
3M Co.	1,845	383,354
General Electric Co.	27,957	279,290
Honeywell International, Inc.	2,339	371,714
Roper Technologies, Inc.	337	115,244

		1,149,602

Machinery (1.2%)
Caterpillar, Inc.	1,847	250,250
Cummins, Inc.	456	71,989
Deere & Co.	1,026	163,996
Dover Corp.	462	43,335
Flowserve Corp.	434	19,591
Fortive Corp.	937	78,605
Illinois Tool Works, Inc.	973	139,654
Ingersoll-Rand plc	783	84,525
PACCAR, Inc.	1,114	75,908
Parker-Hannifin Corp.	409	70,192
Pentair plc	482	21,454
Snap-on, Inc.	187	29,269
Stanley Black & Decker, Inc.	482	65,634
Tennant Co.	18,620	1,156,116
Wabtec Corp.(x)	426	31,405
Xylem, Inc.	594	46,950

		2,348,873

Professional Services (0.1%)
Equifax, Inc.	398	47,163
IHS Markit Ltd.*	1,183	64,332
Nielsen Holdings plc	1,184	28,025
Robert Half International, Inc.	371	24,174
Verisk Analytics, Inc.	525	69,825

		233,519

Road & Rail (1.3%)
CSX Corp.	2,484	185,853
JB Hunt Transport Services, Inc.	268	27,146
Kansas City Southern	318	36,882
Lyft, Inc., Class A*	21,008	1,644,716
Norfolk Southern Corp.	855	159,791
Union Pacific Corp.	2,320	387,904

		2,442,292

Trading Companies & Distributors (0.8%)
Fastenal Co.	912	58,651
H&E Equipment Services, Inc.	57,080	1,433,279
United Rentals, Inc.*	256	29,248
WW Grainger, Inc.	143	43,033

		1,564,211

Total Industrials		16,593,800

Information Technology (28.2%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	163	51,257
Casa Systems, Inc.*	40,190	333,577
Cisco Systems, Inc.	14,112	761,907
F5 Networks, Inc.*	189	29,659
Juniper Networks, Inc.	1,143	30,255
Motorola Solutions, Inc.	521	73,159

		1,279,814

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	961	90,757
Corning, Inc.	2,486	82,287
FLIR Systems, Inc.	413	19,651
IPG Photonics Corp.*	104	15,785
Keysight Technologies, Inc.*	617	53,802
nLight, Inc.(x)*	47,210	1,051,839
TE Connectivity Ltd.	1,094	88,340

		1,402,461

IT Services (8.0%)
Accenture plc, Class A	2,046	360,137
Akamai Technologies, Inc.*	542	38,867
Alliance Data Systems Corp.	144	25,197
Automatic Data Processing, Inc.	1,396	222,997
Broadridge Financial Solutions, Inc.	364	37,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cardtronics plc, Class A*	67,840	$2,413,747
Cognizant Technology Solutions Corp., Class A	1,846	133,743
DXC Technology Co.	858	55,178
Fidelity National Information Services, Inc.	1,023	115,701
Fiserv, Inc.*	1,244	109,820
FleetCor Technologies, Inc.*	272	67,072
Gartner, Inc.*	284	43,077
Global Payments, Inc.	504	68,806
International Business Machines Corp.	2,856	402,982
InterXion Holding NV*	22,350	1,491,415
Jack Henry & Associates, Inc.	239	33,159
Mastercard, Inc., Class A	2,897	682,099
Paychex, Inc.	1,019	81,724
PayPal Holdings, Inc.*	3,757	390,127
Shopify, Inc., Class A*	15,380	3,177,816
Total System Services, Inc.	507	48,170
VeriSign, Inc.*	339	61,549
Visa, Inc., Class A	17,427	2,721,923
Western Union Co. (The)	1,363	25,175
Wix.com Ltd.*	19,670	2,376,726

		15,184,950

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	2,804	71,558
Analog Devices, Inc.	1,180	124,219
Applied Materials, Inc.	3,046	120,804
Broadcom, Inc.	1,270	381,902
Intel Corp.	14,431	774,945
KLA-Tencor Corp.	530	63,287
Lam Research Corp.	482	86,283
Maxim Integrated Products, Inc.	882	46,896
Microchip Technology, Inc.(x)	753	62,469
Micron Technology, Inc.*	3,629	149,987
NVIDIA Corp.	1,945	349,244
Qorvo, Inc.*	384	27,544
QUALCOMM, Inc.	3,907	222,816
Skyworks Solutions, Inc.	562	46,354
Texas Instruments, Inc.	3,011	319,377
Xilinx, Inc.	807	102,319

		2,950,004

Software (15.1%)
Adobe, Inc.*	10,025	2,671,562
ANSYS, Inc.*	265	48,418
Autodesk, Inc.*	698	108,762
Avaya Holdings Corp.*	139	2,339
Cadence Design Systems, Inc.*	890	56,524
Citrix Systems, Inc.	9,817	978,362
Cornerstone OnDemand, Inc.*	40,820	2,236,120
DocuSign, Inc.*	38,030	1,971,475
FireEye, Inc.*	80,560	1,352,602
ForeScout Technologies, Inc.*	40,130	1,681,848
Fortinet, Inc.*	25,969	2,180,617
Intuit, Inc.	836	218,539
LogMeIn, Inc.	5,020	402,102
Microsoft Corp.	24,612	2,902,739
New Relic, Inc.*	19,470	1,921,689
Oracle Corp.	8,167	438,650
Qualys, Inc.*	19,999	1,654,717
Red Hat, Inc.*	564	103,043
salesforce.com, Inc.*	2,454	388,640
ServiceNow, Inc.*	13,310	3,280,782
Symantec Corp.	2,024	46,532
Synopsys, Inc.*	491	56,539
Tableau Software, Inc., Class A*	10,210	1,299,529
Varonis Systems, Inc.*	15,490	923,669
Yext, Inc.*	91,351	1,996,933

		28,922,732

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	20,099	3,817,805
Hewlett Packard Enterprise Co.	4,395	67,815
HP, Inc.	4,917	95,537
NetApp, Inc.	803	55,680
Seagate Technology plc	814	38,982
Western Digital Corp.	959	46,090
Xerox Corp.	619	19,796

		4,141,705

Total Information Technology		53,881,666

Materials (1.6%)
Chemicals (0.8%)
Air Products & Chemicals, Inc.	713	136,155
Albemarle Corp.	332	27,217
Celanese Corp.	399	39,345
CF Industries Holdings, Inc.	727	29,720
DowDuPont, Inc.	7,233	385,591
Eastman Chemical Co.	440	33,387
Ecolab, Inc.	810	142,998
FMC Corp.	448	34,415
International Flavors & Fragrances, Inc.(x)	320	41,213
Linde plc	1,771	311,572
LyondellBasell Industries NV, Class A	976	82,062
Mosaic Co. (The)	1,187	32,417
PPG Industries, Inc.	744	83,975
Sherwin-Williams Co. (The)	263	113,277

		1,493,344

Construction Materials (0.6%)
Martin Marietta Materials, Inc.	197	39,632
Summit Materials, Inc., Class A(x)*	71,260	1,130,896
Vulcan Materials Co.	417	49,373

		1,219,901

Containers & Packaging (0.1%)
Avery Dennison Corp.	267	30,171
Ball Corp.	1,081	62,547
International Paper Co.	1,291	59,735
Packaging Corp. of America	290	28,820
Sealed Air Corp.	476	21,925
Westrock Co.	850	32,597

		235,795

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,620	59,552
Newmont Mining Corp.	1,698	60,737
Nucor Corp.	963	56,191

		176,480

Total Materials		3,125,520

Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.1%)
Alexandria Real Estate Equities, Inc. (REIT)	362	51,607
American Tower Corp. (REIT)	1,417	279,234
Apartment Investment & Management Co. (REIT), Class A	522	26,251
AvalonBay Communities, Inc. (REIT)	441	88,522
Boston Properties, Inc. (REIT)	492	65,869
Crown Castle International Corp. (REIT)	1,342	171,776
Digital Realty Trust, Inc. (REIT)	678	80,682
Duke Realty Corp. (REIT)	1,110	33,944
Equinix, Inc. (REIT)	267	120,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Equity Residential (REIT)	1,175	$88,501
Essex Property Trust, Inc. (REIT)	210	60,740
Extra Space Storage, Inc. (REIT)	418	42,598
Federal Realty Investment Trust (REIT)	244	33,635
HCP, Inc. (REIT)	1,518	47,513
Host Hotels & Resorts, Inc. (REIT)	2,340	44,226
Iron Mountain, Inc. (REIT)	952	33,758
Kimco Realty Corp. (REIT)	1,269	23,477
Macerich Co. (The) (REIT)	351	15,216
Mid-America Apartment Communities, Inc. (REIT)	376	41,108
Prologis, Inc. (REIT)	2,039	146,706
Public Storage (REIT)	478	104,099
Realty Income Corp. (REIT)	974	71,648
Regency Centers Corp. (REIT)	561	37,862
SBA Communications Corp. (REIT)*	18,121	3,618,039
Simon Property Group, Inc. (REIT)	999	182,028
SL Green Realty Corp. (REIT)	262	23,559
UDR, Inc. (REIT)	914	41,550
Ventas, Inc. (REIT)	1,136	72,488
Vornado Realty Trust (REIT)	574	38,711
Welltower, Inc. (REIT)	1,239	96,146
Weyerhaeuser Co. (REIT)	2,389	62,926

		5,845,413

Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A*	30,448	1,505,654

Total Real Estate		7,351,067

Utilities (1.3%)
Electric Utilities (0.8%)
Alliant Energy Corp.	727	34,264
American Electric Power Co., Inc.	1,600	134,000
Duke Energy Corp.	2,333	209,970
Edison International	1,039	64,335
Entergy Corp.	608	58,143
Evergy, Inc.	800	46,440
Eversource Energy	1,010	71,659
Exelon Corp.	3,129	156,857
FirstEnergy Corp.	1,616	67,242
NextEra Energy, Inc.	1,536	296,940
Pinnacle West Capital Corp.	347	33,166
PPL Corp.	2,296	72,875
Southern Co. (The)	3,324	171,784
Xcel Energy, Inc.	1,639	92,128

		1,509,803

Gas Utilities (0.0%)
Atmos Energy Corp.	372	38,290

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	2,180	39,415
NRG Energy, Inc.	913	38,784

		78,199

Multi-Utilities (0.4%)
Ameren Corp.	776	57,075
CenterPoint Energy, Inc.	1,598	49,059
CMS Energy Corp.	896	49,764
Consolidated Edison, Inc.	1,030	87,354
Dominion Energy, Inc.	2,563	196,480
DTE Energy Co.	580	72,349
NiSource, Inc.	1,204	34,507
Public Service Enterprise Group, Inc.	1,611	95,709
Sempra Energy	891	112,141
WEC Energy Group, Inc.	1,006	79,554

		833,992

Water Utilities (0.0%)
American Water Works Co., Inc.	574	59,845

Total Utilities		2,520,129

Total Common Stocks (89.2%) (Cost $143,219,407)		170,512,796

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.0%)
Information Technology (0.0%)
Communications Equipment (0.0%)
Avaya, Inc.
7.000%, 4/1/19(b)(h)(r)(x)§	$611,000	—
10.500%, 3/1/21(b)(h)(r)§	3,180,000	—

Total Information Technology		—

Utilities (0.0%)
Electric Utilities (0.0%)
Texas Competitive Electric Holdings Co. LLC 8.500%, 5/1/20(b)(h)(r)§	5,264,099	—

Total Utilities		—

Total Corporate Bonds		—

Total Long-Term Debt Securities (0.0%) (Cost $—)		—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (8.0%)
JPMorgan Prime Money Market Fund, IM Shares	15,386,281	15,390,897

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $500,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $510,000.(xx)	$500,000	500,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,291,485, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $2,336,819.(xx)	2,290,999	2,290,999
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $500,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $510,107.(xx)	500,000	500,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $93,681, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $100,344.(xx)	$93,661	$93,661

Total Repurchase Agreements		3,384,660

Total Short-Term Investments (9.8%) (Cost $18,774,614)		18,775,557

Total Investments in Securities (99.0%) (Cost $161,994,021)		189,288,353
Other Assets Less Liabilities (1.0%)		1,856,040

Net Assets (100%)		$191,144,393

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $0 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2019, the market value of these securities amounted to $0 or 0.0% of net assets.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $6,944,301. This was collateralized by $3,808,611 of various U.S. Government Treasury Securities, ranging from 0.000% - 750%, maturing 4/4/19-2/15/49 and by cash of $3,384,660 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	388	159,092	—	(6,765)	(531)	14,023	165,819	1,280	—
PNC Financial Services Group, Inc. (The)	1,454	179,925	—	(10,380)	(219)	9,022	178,348	1,398	—

Total		339,017	—	(17,145)	(750)	23,045	344,167	2,678	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	120	6/2019	USD	17,026,800	407,065

					407,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$13,356,960	$—	$—	(a)	$13,356,960
Consumer Discretionary	25,838,048	—	19,684		25,857,732
Consumer Staples	8,859,580	—	—		8,859,580
Energy	4,111,630	—	—		4,111,630
Financials	11,098,088	—	—		11,098,088
Health Care	23,756,624	—	—		23,756,624
Industrials	16,593,800	—	—		16,593,800
Information Technology	53,881,666	—	—		53,881,666
Materials	3,125,520	—	—		3,125,520
Real Estate	7,351,067	—	—		7,351,067
Utilities	2,520,129	—	—		2,520,129
Corporate Bonds
Information Technology	—	—	—	(a)	—	(a)
Utilities	—	—	—	(a)	—	(a)
Futures	407,065	—	—		407,065
Short-Term Investments
Investment Company	15,390,897	—	—		15,390,897
Repurchase Agreements	—	3,384,660	—		3,384,660

Total Assets	$186,291,074	$3,384,660	$19,684		$189,695,418

Total Liabilities	$—	$—	$—		$—

Total	$186,291,074	$3,384,660	$19,684		$189,695,418

(a)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,975,330
Aggregate gross unrealized depreciation	(6,180,885)

Net unrealized appreciation	$26,794,445

Federal income tax cost of investments in securities and derivative instruments, if applicable	$162,900,973

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.0%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	1,445,978	$45,345,870
CenturyLink, Inc.	194,275	2,329,358
Cogent Communications Holdings, Inc.	6,300	341,775
Iridium Communications, Inc.*	18,900	499,716
Verizon Communications, Inc.	822,894	48,657,722
Vonage Holdings Corp.*	2,300	23,092
Zayo Group Holdings, Inc.*	45,400	1,290,268

		98,487,801

Entertainment (1.7%)
Activision Blizzard, Inc.	156,300	7,116,339
AMC Entertainment Holdings, Inc., Class A(x)	7,700	114,345
Cinemark Holdings, Inc.	31,500	1,259,685
Electronic Arts, Inc.*	59,000	5,996,170
Liberty Media Corp.-Liberty Formula One, Class A*	2,674	91,023
Liberty Media Corp.-Liberty Formula One, Class C*	40,748	1,428,217
Lions Gate Entertainment Corp., Class A(x)	5,700	89,148
Lions Gate Entertainment Corp., Class B	9,815	148,207
Live Nation Entertainment, Inc.*	33,200	2,109,528
Madison Square Garden Co. (The), Class A*	3,929	1,151,708
Netflix, Inc.*	83,900	29,915,384
Take-Two Interactive Software, Inc.*	25,800	2,434,746
Viacom, Inc., Class B	84,360	2,367,985
Walt Disney Co. (The)	350,739	38,942,584
World Wrestling Entertainment, Inc., Class A	8,700	754,986
Zynga, Inc., Class A*	123,800	659,854

		94,579,909

Interactive Media & Services (4.1%)
Alphabet, Inc., Class A*	59,725	70,289,755
Alphabet, Inc., Class C*	60,619	71,124,879
Cars.com, Inc.*	1,500	34,200
Facebook, Inc., Class A*	475,400	79,244,426
IAC/InterActiveCorp*	14,850	3,120,134
Liberty TripAdvisor Holdings, Inc., Class A*	6,502	92,264
Match Group, Inc.(x)	6,600	373,626
TripAdvisor, Inc.*	26,605	1,368,827
Twitter, Inc.*	147,100	4,836,648
Yelp, Inc.*	13,200	455,400
Zillow Group, Inc., Class A*	1,862	63,680
Zillow Group, Inc., Class C(x)*	23,524	817,224

		231,821,063

Media (1.4%)
AMC Networks, Inc., Class A*	14,712	835,053
Cable One, Inc.	900	883,242
CBS Corp. (Non-Voting), Class B	69,320	3,294,780
Charter Communications, Inc., Class A*	33,675	11,682,194
Clear Channel Outdoor Holdings, Inc., Class A*	57,500	307,625
Comcast Corp., Class A	892,948	35,700,061
Discovery, Inc., Class A(x)*	37,900	1,024,058
Discovery, Inc., Class C*	79,909	2,031,287
DISH Network Corp., Class A*	55,660	1,763,865
Fox Corp., Class A*	72,608	2,665,440
Fox Corp., Class B*	32,333	1,160,108
GCI Liberty, Inc., Class A*	21,686	1,205,958
Interpublic Group of Cos., Inc. (The)	77,600	1,630,376
John Wiley & Sons, Inc., Class A	9,500	420,090
Liberty Broadband Corp., Class A*	5,100	467,364
Liberty Broadband Corp., Class C*	24,248	2,224,511
Liberty Latin America Ltd., Class C*	17,700	344,265
Liberty Media Corp.-Liberty SiriusXM, Class A*	24,697	942,931
Liberty Media Corp.-Liberty SiriusXM, Class C*	39,194	1,498,779
Meredith Corp.(x)	3,400	187,884
New York Times Co. (The), Class A(x)	19,800	650,430
News Corp., Class A	93,361	1,161,411
Nexstar Media Group, Inc., Class A(x)	9,772	1,058,992
Omnicom Group, Inc.	48,700	3,554,613
Sinclair Broadcast Group, Inc., Class A	13,300	511,784
Sirius XM Holdings, Inc.	399,340	2,264,258
TEGNA, Inc.	35,200	496,320
Tribune Media Co., Class A	19,600	904,344

		80,872,023

Wireless Telecommunication Services (0.1%)
Shenandoah Telecommunications Co.	7,200	319,392
Spok Holdings, Inc.	100	1,362
Sprint Corp.(x)*	175,679	992,586
Telephone & Data Systems, Inc.	28,186	866,156
T-Mobile US, Inc.*	62,100	4,291,110
United States Cellular Corp.*	5,300	243,323

		6,713,929

Total Communication Services		512,474,725

Consumer Discretionary (10.3%)
Auto Components (0.2%)
Adient plc	21,753	281,919
American Axle & Manufacturing Holdings, Inc.*	20,400	291,924
Aptiv plc	52,800	4,197,072
BorgWarner, Inc.	46,560	1,788,369
Cooper-Standard Holdings, Inc.*	3,600	169,056
Dana, Inc.	31,900	565,906
Dorman Products, Inc.*	4,300	378,787
Fox Factory Holding Corp.*	7,300	510,197
Garrett Motion, Inc.*	6,390	94,125
Gentex Corp.	56,600	1,170,488
Gentherm, Inc.*	4,200	154,812
Goodyear Tire & Rubber Co. (The)	56,500	1,025,475
LCI Industries	1,300	99,866
Lear Corp.	14,500	1,967,795
Tenneco, Inc., Class A	8,300	183,928
Visteon Corp.(x)*	7,700	518,595

		13,398,314

Automobiles (0.5%)
Ford Motor Co.	805,736	7,074,362
General Motors Co.	263,500	9,775,850
Harley-Davidson, Inc.	35,950	1,281,977
Tesla, Inc.*	27,400	7,668,164
Thor Industries, Inc.	10,700	667,359

		26,467,712

Distributors (0.1%)
Core-Mark Holding Co., Inc.	3,700	137,381
Genuine Parts Co.	30,900	3,461,727
LKQ Corp.*	73,700	2,091,606
Pool Corp.	10,400	1,715,688

		7,406,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.2%)
Adtalem Global Education, Inc.*	13,800	$639,216
Bright Horizons Family Solutions, Inc.*	12,000	1,525,320
Chegg, Inc.*	20,100	766,212
frontdoor, Inc.*	15,900	547,278
Graham Holdings Co., Class B	900	614,862
Grand Canyon Education, Inc.*	12,900	1,477,179
H&R Block, Inc.	55,850	1,337,049
Houghton Mifflin Harcourt Co.*	13,100	95,237
Laureate Education, Inc., Class A*	16,300	244,011
Service Corp. International	42,000	1,686,300
ServiceMaster Global Holdings, Inc.*	31,800	1,485,060
Sotheby’s*	500	18,875
Strategic Education, Inc.	4,200	551,502
Weight Watchers International, Inc.*	7,300	147,095

		11,135,196

Hotels, Restaurants & Leisure (2.1%)
Aramark	56,900	1,681,395
Belmond Ltd., Class A*	17,800	443,754
Bloomin’ Brands, Inc.	18,900	386,505
Boyd Gaming Corp.	11,900	325,584
Caesars Entertainment Corp.(x)*	122,500	1,064,525
Carnival Corp.	86,760	4,400,467
Cheesecake Factory, Inc. (The)(x)	8,900	435,388
Chipotle Mexican Grill, Inc.*	5,200	3,693,612
Choice Hotels International, Inc.	7,400	575,276
Churchill Downs, Inc.	9,600	866,496
Cracker Barrel Old Country Store, Inc.(x)	5,800	937,338
Darden Restaurants, Inc.	26,850	3,261,470
Dave & Buster’s Entertainment, Inc.	9,100	453,817
Domino’s Pizza, Inc.	8,700	2,245,470
Dunkin’ Brands Group, Inc.	21,300	1,599,630
Eldorado Resorts, Inc.(x)*	13,500	630,315
Extended Stay America, Inc.	36,500	655,175
Hilton Grand Vacations, Inc.*	19,140	590,469
Hilton Worldwide Holdings, Inc.	57,333	4,764,946
Hyatt Hotels Corp., Class A	9,300	674,901
International Speedway Corp., Class A	1,200	52,356
Jack in the Box, Inc.	5,100	413,406
Las Vegas Sands Corp.	75,100	4,578,096
Marriott International, Inc., Class A	56,505	7,068,211
Marriott Vacations Worldwide Corp.	8,171	763,989
McDonald’s Corp.	155,721	29,571,418
MGM Resorts International	111,400	2,858,524
Norwegian Cruise Line Holdings Ltd.*	42,200	2,319,312
Penn National Gaming, Inc.*	18,200	365,820
Planet Fitness, Inc., Class A*	18,400	1,264,448
Red Rock Resorts, Inc., Class A	14,700	379,995
Royal Caribbean Cruises Ltd.	33,350	3,822,577
Shake Shack, Inc., Class A(x)*	6,900	408,135
Six Flags Entertainment Corp.	16,884	833,225
Starbucks Corp.	242,300	18,012,582
Texas Roadhouse, Inc.	18,200	1,131,858
Vail Resorts, Inc.	8,300	1,803,590
Wendy’s Co. (The)	47,800	855,142
Wyndham Destinations, Inc.	21,270	861,222
Wyndham Hotels & Resorts, Inc.	21,270	1,063,287
Wynn Resorts Ltd.	21,200	2,529,584
Yum China Holdings, Inc.	77,640	3,486,812
Yum! Brands, Inc.	60,840	6,072,440

		120,202,562

Household Durables (0.4%)
DR Horton, Inc.	75,200	3,111,776
Garmin Ltd.	26,100	2,253,735
Helen of Troy Ltd.*	6,000	695,760
iRobot Corp.(x)*	5,600	659,064
KB Home	18,100	437,477
Leggett & Platt, Inc.	33,200	1,401,704
Lennar Corp., Class A	58,989	2,895,770
Mohawk Industries, Inc.*	14,800	1,867,020
Newell Brands, Inc.	88,190	1,352,835
NVR, Inc.*	600	1,660,200
PulteGroup, Inc.	60,800	1,699,968
Roku, Inc.(x)*	10,100	651,551
Taylor Morrison Home Corp., Class A*	23,500	417,125
Tempur Sealy International, Inc.*	10,100	582,467
Toll Brothers, Inc.	32,900	1,190,980
TopBuild Corp.*	3,511	227,583
TRI Pointe Group, Inc.*	34,400	434,816
Tupperware Brands Corp.	10,600	271,148
Whirlpool Corp.	14,420	1,916,274

		23,727,253

Internet & Direct Marketing Retail (3.2%)
Amazon.com, Inc.*	81,765	145,603,024
Booking Holdings, Inc.*	9,380	16,367,256
eBay, Inc.	181,670	6,747,224
Etsy, Inc.*	24,700	1,660,334
Expedia Group, Inc.	24,843	2,956,317
GrubHub, Inc.*	18,300	1,271,301
Liberty Expedia Holdings, Inc., Class A*	8,457	361,959
Qurate Retail, Inc., Class A*	86,720	1,385,786
Shutterfly, Inc.*	5,500	223,520
Stamps.com, Inc.(x)*	3,600	293,076
Wayfair, Inc., Class A(x)*	11,600	1,722,020

		178,591,817

Leisure Products (0.1%)
Brunswick Corp.	22,600	1,137,458
Hasbro, Inc.	27,100	2,304,042
Mattel, Inc.(x)*	79,800	1,037,400
Polaris Industries, Inc.	12,300	1,038,489

		5,517,389

Multiline Retail (0.5%)
Dillard’s, Inc., Class A(x)	4,900	352,898
Dollar General Corp.	55,500	6,621,150
Dollar Tree, Inc.*	50,123	5,264,920
Kohl’s Corp.	36,010	2,476,408
Macy’s, Inc.	74,400	1,787,832
Nordstrom, Inc.	24,390	1,082,428
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	861,833
Target Corp.	104,660	8,400,011

		26,847,480

Specialty Retail (2.2%)
Aaron’s, Inc.	14,600	767,960
Advance Auto Parts, Inc.	14,550	2,481,212
American Eagle Outfitters, Inc.	35,200	780,384
Ascena Retail Group, Inc.(x)*	8,768	9,469
At Home Group, Inc.*	3,500	62,510
AutoNation, Inc.*	12,600	450,072
AutoZone, Inc.*	5,390	5,520,007
Bed Bath & Beyond, Inc.(x)	26,600	451,934
Best Buy Co., Inc.	47,210	3,354,743
Burlington Stores, Inc.*	14,400	2,256,192
Camping World Holdings, Inc., Class A(x)	7,700	107,107
CarMax, Inc.(x)*	36,650	2,558,170
Carvana Co.(x)*	6,300	365,778
Children’s Place, Inc. (The)(x)	3,500	340,480
Dick’s Sporting Goods, Inc.	22,400	824,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Five Below, Inc.*	14,100	$1,751,925
Foot Locker, Inc.	24,200	1,466,520
Gap, Inc. (The)	51,790	1,355,862
Genesco, Inc.*	2,000	91,100
Home Depot, Inc. (The)	224,460	43,071,629
L Brands, Inc.	58,690	1,618,670
Lithia Motors, Inc., Class A(x)	900	83,475
Lowe’s Cos., Inc.	159,640	17,475,791
Michaels Cos., Inc. (The)*	16,200	185,004
Monro, Inc.	5,300	458,556
Murphy USA, Inc.*	3,855	330,065
National Vision Holdings, Inc.*	200	6,286
Office Depot, Inc.	31,829	115,539
O’Reilly Automotive, Inc.*	16,350	6,348,705
Penske Automotive Group, Inc.(x)	6,900	308,085
RH(x)*	4,000	411,800
Ross Stores, Inc.	76,420	7,114,702
Sally Beauty Holdings, Inc.(x)*	8,800	162,008
Signet Jewelers Ltd.	15,880	431,301
Tiffany & Co.	25,500	2,691,525
TJX Cos., Inc. (The)	248,300	13,212,043
Tractor Supply Co.	27,000	2,639,520
Ulta Beauty, Inc.*	11,800	4,115,014
Williams-Sonoma, Inc.(x)	18,000	1,012,860

		126,788,547

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.*	31,300	1,431,975
Carter’s, Inc.	10,480	1,056,279
Columbia Sportswear Co.	5,200	541,736
Deckers Outdoor Corp.*	7,200	1,058,328
G-III Apparel Group Ltd.(x)*	200	7,992
Hanesbrands, Inc.	80,200	1,433,976
Lululemon Athletica, Inc.*	20,500	3,359,335
NIKE, Inc., Class B	244,720	20,607,871
PVH Corp.	17,081	2,083,028
Ralph Lauren Corp.	11,370	1,474,462
Skechers U.S.A., Inc., Class A*	30,600	1,028,466
Steven Madden Ltd.	13,803	467,093
Tapestry, Inc.	65,220	2,118,998
Under Armour, Inc., Class A(x)*	44,900	949,186
Under Armour, Inc., Class C*	45,218	853,264
VF Corp.	66,800	5,805,588
Wolverine World Wide, Inc.	27,700	989,721

		45,267,298

Total Consumer Discretionary		585,349,970

Consumer Staples (6.5%)
Beverages (1.6%)
Boston Beer Co., Inc. (The), Class A*	1,600	471,568
Brown-Forman Corp., Class A	13,400	685,678
Brown-Forman Corp., Class B	58,275	3,075,754
Coca-Cola Co. (The)	759,840	35,606,102
Constellation Brands, Inc., Class A	31,700	5,557,961
Keurig Dr Pepper, Inc.	37,710	1,054,749
Molson Coors Brewing Co., Class B	40,350	2,406,878
Monster Beverage Corp.*	81,700	4,459,186
PepsiCo, Inc.	284,090	34,815,230

		88,133,106

Food & Staples Retailing (1.3%)
BJ’s Wholesale Club Holdings, Inc.*	25,200	690,480
Casey’s General Stores, Inc.(x)	9,800	1,261,946
Costco Wholesale Corp.	88,250	21,368,855
Kroger Co. (The)	160,120	3,938,952
Performance Food Group Co.*	18,500	733,340
Sprouts Farmers Market, Inc.*	37,300	803,442
Sysco Corp.	93,250	6,225,370
US Foods Holding Corp.*	43,800	1,529,058
Walgreens Boots Alliance, Inc.	162,380	10,273,782
Walmart, Inc.	279,020	27,212,821

		74,038,046

Food Products (1.1%)
Archer-Daniels-Midland Co.	115,160	4,966,851
Bunge Ltd.	28,780	1,527,355
Campbell Soup Co.(x)	41,300	1,574,769
Conagra Brands, Inc.	95,092	2,637,852
Darling Ingredients, Inc.*	28,800	623,520
Flowers Foods, Inc.	47,400	1,010,568
General Mills, Inc.	117,900	6,101,325
Hershey Co. (The)	31,150	3,576,954
Hormel Foods Corp.(x)	54,400	2,434,944
Ingredion, Inc.	17,300	1,638,137
J&J Snack Foods Corp.	3,000	476,520
JM Smucker Co. (The)	21,927	2,554,496
Kellogg Co.	53,100	3,046,878
Kraft Heinz Co. (The)	122,236	3,991,005
Lamb Weston Holdings, Inc.	34,350	2,574,189
Lancaster Colony Corp.	3,200	501,408
McCormick & Co., Inc. (Non-Voting)	25,650	3,863,659
Mondelez International, Inc., Class A	291,410	14,547,187
Post Holdings, Inc.*	14,800	1,619,120
Sanderson Farms, Inc.(x)	4,100	540,544
TreeHouse Foods, Inc.*	11,500	742,325
Tyson Foods, Inc., Class A	61,600	4,276,888

		64,826,494

Household Products (1.4%)
Church & Dwight Co., Inc.	50,900	3,625,607
Clorox Co. (The)	26,850	4,308,351
Colgate-Palmolive Co.	169,220	11,598,339
Energizer Holdings, Inc.	16,450	739,099
Kimberly-Clark Corp.	69,300	8,586,270
Procter & Gamble Co. (The)	495,545	51,561,457
Spectrum Brands Holdings, Inc.(x)	8,018	439,226
WD-40 Co.(x)	2,100	355,824

		81,214,173

Personal Products (0.2%)
Coty, Inc., Class A(x)	107,071	1,231,316
Edgewell Personal Care Co.*	6,850	300,647
Estee Lauder Cos., Inc. (The), Class A	43,700	7,234,535
Herbalife Nutrition Ltd.*	23,700	1,255,863
Nu Skin Enterprises, Inc., Class A	15,500	741,830

		10,764,191

Tobacco (0.9%)
Altria Group, Inc.	382,990	21,995,115
Philip Morris International, Inc.	311,530	27,536,137

		49,531,252

Total Consumer Staples		368,507,262

Energy (5.0%)
Energy Equipment & Services (0.5%)
Apergy Corp.*	17,995	738,875
Archrock, Inc.	16,900	165,282
Baker Hughes a GE Co.	94,084	2,608,008
C&J Energy Services, Inc.*	12,400	192,448
Cactus, Inc., Class A*	5,400	192,240
Covia Holdings Corp.(x)*	6,479	36,218
Dril-Quip, Inc.*	5,800	265,930
Exterran Corp.*	7,850	132,273
Forum Energy Technologies, Inc.*	4,000	20,440
Frank’s International NV*	30,100	186,921
Halliburton Co.	184,430	5,403,799
Helmerich & Payne, Inc.	22,200	1,233,432
Keane Group, Inc.*	1,900	20,691
KLX Energy Services Holdings, Inc.*	3,092	77,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
McDermott International, Inc.*	36,600	$272,304
Nabors Industries Ltd.	60,500	208,120
National Oilwell Varco, Inc.	85,380	2,274,523
Noble Corp. plc*	55,400	158,998
Oceaneering International, Inc.*	20,400	321,708
Oil States International, Inc.*	14,600	247,616
Patterson-UTI Energy, Inc.	45,900	643,518
Rowan Cos. plc, Class A*	25,700	277,303
RPC, Inc.(x)	16,700	190,547
Schlumberger Ltd.	281,855	12,280,422
SEACOR Marine Holdings, Inc.*	8	106
Superior Energy Services, Inc.*	48,500	226,495
Transocean Ltd.*	90,838	791,199
Unit Corp.(x)*	900	12,816
US Silica Holdings, Inc.(x)	14,900	258,664
Weatherford International plc(x)*	188,500	131,573

		29,570,202

Oil, Gas & Consumable Fuels (4.5%)
Alta Mesa Resources, Inc., Class A(x)*	11,200	2,972
Anadarko Petroleum Corp.	106,280	4,833,614
Antero Resources Corp.*	51,000	450,330
Apache Corp.	81,080	2,810,233
Cabot Oil & Gas Corp.	88,500	2,309,850
California Resources Corp.(x)*	9,724	250,004
Callon Petroleum Co.(x)*	29,100	219,705
Carrizo Oil & Gas, Inc.(x)*	16,100	200,767
Centennial Resource Development, Inc., Class A(x)*	29,400	258,426
Cheniere Energy, Inc.*	46,900	3,206,084
Chesapeake Energy Corp.(x)*	289,021	895,965
Chevron Corp.	378,900	46,672,902
Cimarex Energy Co.	20,260	1,416,174
CNX Resources Corp.*	54,000	581,580
Concho Resources, Inc.	41,532	4,608,391
ConocoPhillips	231,076	15,422,012
Continental Resources, Inc.*	20,200	904,354
CVR Energy, Inc.	10,000	412,000
Delek US Holdings, Inc.	17,124	623,656
Denbury Resources, Inc.(x)*	93,100	190,855
Devon Energy Corp.	93,630	2,954,963
Diamondback Energy, Inc.	34,841	3,537,407
EOG Resources, Inc.	117,500	11,183,650
EP Energy Corp., Class A(x)*	28,900	7,514
EQT Corp.	54,127	1,122,594
Equitrans Midstream Corp.	43,301	943,096
Exxon Mobil Corp.#	842,765	68,095,412
Frontline Ltd.(x)*	1,500	9,690
Golar LNG Ltd.	11,600	244,644
Green Plains, Inc.	600	10,008
Gulfport Energy Corp.*	29,500	236,590
Hess Corp.	58,820	3,542,728
HollyFrontier Corp.	37,332	1,839,348
Jagged Peak Energy, Inc.(x)*	23,900	250,233
Kinder Morgan, Inc.	399,071	7,985,411
Kosmos Energy Ltd.	38,600	240,478
Marathon Oil Corp.	176,590	2,950,819
Marathon Petroleum Corp.	134,333	8,039,830
Matador Resources Co.(x)*	18,100	349,873
Murphy Oil Corp.	37,020	1,084,686
Noble Energy, Inc.	110,554	2,734,000
Oasis Petroleum, Inc.*	42,800	258,512
Occidental Petroleum Corp.	154,160	10,205,392
ONEOK, Inc.	83,513	5,832,548
Parsley Energy, Inc., Class A*	49,800	961,140
PBF Energy, Inc., Class A	22,900	713,106
PDC Energy, Inc.(x)*	13,100	532,908
Peabody Energy Corp.	14,200	402,286
Phillips 66	84,588	8,050,240
Pioneer Natural Resources Co.	34,450	5,246,046
QEP Resources, Inc.*	6,300	49,077
Range Resources Corp.	49,600	557,504
Ship Finance International Ltd.(x)	24,000	296,160
SM Energy Co.	15,700	274,593
Southwestern Energy Co.*	114,550	537,239
SRC Energy, Inc.*	50,500	258,560
Targa Resources Corp.	46,300	1,923,765
Teekay Corp.	2,200	8,624
Tellurian, Inc.(x)*	5,800	64,960
Ultra Petroleum Corp.(x)*	24,400	14,884
Valero Energy Corp.	88,830	7,535,449
Whiting Petroleum Corp.*	18,950	495,353
Williams Cos., Inc. (The)	251,879	7,233,965
World Fuel Services Corp.	13,100	378,459
WPX Energy, Inc.*	86,833	1,138,381

		256,601,999

Total Energy		286,172,201

Financials (13.0%)
Banks (5.4%)
1st Source Corp.	200	8,982
Associated Banc-Corp.	35,306	753,783
BancFirst Corp.	600	31,290
BancorpSouth Bank	17,650	498,083
Bank of America Corp.	1,791,192	49,418,987
Bank of Hawaii Corp.	12,700	1,001,649
Bank of NT Butterfield & Son Ltd. (The)	6,800	243,984
Bank OZK	25,100	727,398
BankUnited, Inc.	26,500	885,100
Banner Corp.	3,700	200,429
BB&T Corp.	158,279	7,364,722
Berkshire Hills Bancorp, Inc.	5,200	141,648
BOK Financial Corp.	6,050	493,377
Boston Private Financial Holdings, Inc.	8,300	90,968
Brookline Bancorp, Inc.	29,000	417,600
Cadence Bancorp	23,800	441,490
Cathay General Bancorp	21,630	733,473
CenterState Bank Corp.	16,900	402,389
Chemical Financial Corp.	15,214	626,208
CIT Group, Inc.	20,000	959,400
Citigroup, Inc.	470,984	29,304,624
Citizens Financial Group, Inc.	100,000	3,250,000
City Holding Co.	6,330	482,283
Columbia Banking System, Inc.	14,000	457,660
Comerica, Inc.	32,000	2,346,240
Commerce Bancshares, Inc.	20,523	1,191,565
Community Bank System, Inc.	8,900	531,953
Cullen/Frost Bankers, Inc.	12,200	1,184,254
CVB Financial Corp.	25,800	543,090
Eagle Bancorp, Inc.*	1,900	95,380
East West Bancorp, Inc.	31,600	1,515,852
Fifth Third Bancorp	165,245	4,167,479
First Bancorp	42,400	485,904
First Busey Corp.	5,333	130,125
First Citizens BancShares, Inc., Class A	2,200	895,840
First Commonwealth Financial Corp.	12,900	162,540
First Financial Bancorp	20,000	481,200
First Financial Bankshares, Inc.	18,800	1,086,264
First Financial Corp.	9,700	407,400
First Hawaiian, Inc.	21,800	567,890
First Horizon National Corp.	72,610	1,015,088
First Interstate BancSystem, Inc., Class A(x)	6,300	250,866
First Merchants Corp.	10,100	372,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
First Midwest Bancorp, Inc.	22,400	$458,304
First Republic Bank	34,500	3,465,870
FNB Corp.	68,356	724,574
Fulton Financial Corp.	42,300	654,804
Glacier Bancorp, Inc.	20,100	805,407
Great Western Bancorp, Inc.	10,100	319,059
Hancock Whitney Corp.	24,124	974,610
Heartland Financial USA, Inc.	2,000	85,300
Hilltop Holdings, Inc.	18,400	335,800
Home BancShares, Inc.	34,000	597,380
Hope Bancorp, Inc.	29,283	383,022
Huntington Bancshares, Inc.	220,191	2,792,022
IBERIABANK Corp.	11,200	803,152
Independent Bank Corp./MA	5,400	437,454
Independent Bank Group, Inc.	2,100	107,709
International Bancshares Corp.	12,000	456,360
Investors Bancorp, Inc.	56,965	675,035
JPMorgan Chase & Co.	658,325	66,642,240
KeyCorp	201,402	3,172,081
LegacyTexas Financial Group, Inc.	7,600	284,164
M&T Bank Corp.	28,057	4,405,510
NBT Bancorp, Inc.	13,100	471,731
Old National Bancorp	23,600	387,040
Pacific Premier Bancorp, Inc.	9,600	254,688
PacWest Bancorp	26,596	1,000,276
Park National Corp.	900	85,275
People’s United Financial, Inc.	74,200	1,219,848
Pinnacle Financial Partners, Inc.	16,056	878,263
PNC Financial Services Group, Inc. (The)	93,018	11,409,588
Popular, Inc.	24,050	1,253,726
Prosperity Bancshares, Inc.	15,900	1,098,054
Regions Financial Corp.	207,100	2,930,465
Renasant Corp.	7,600	257,260
S&T Bancorp, Inc.	11,000	434,830
Sandy Spring Bancorp, Inc.	1,200	37,536
Seacoast Banking Corp. of Florida*	6,400	168,640
ServisFirst Bancshares, Inc.	5,400	182,304
Signature Bank	12,100	1,549,647
Simmons First National Corp., Class A	18,600	455,328
South State Corp.	5,900	403,206
Sterling Bancorp	46,737	870,710
SunTrust Banks, Inc.	89,950	5,329,538
SVB Financial Group*	11,200	2,490,432
Synovus Financial Corp.	35,013	1,203,047
TCF Financial Corp.	34,050	704,495
Texas Capital Bancshares, Inc.*	12,000	655,080
Tompkins Financial Corp.	6,239	474,601
Towne Bank	16,379	405,380
Trustmark Corp.	13,150	442,235
UMB Financial Corp.	10,600	678,824
Umpqua Holdings Corp.	44,690	737,385
Union Bankshares Corp.	13,400	433,222
United Bankshares, Inc.	20,400	739,296
United Community Banks, Inc.	12,500	311,625
US Bancorp	300,590	14,485,432
Valley National Bancorp	71,829	688,122
Webster Financial Corp.	18,400	932,328
Wells Fargo & Co.	820,619	39,652,310
WesBanco, Inc.	10,300	409,425
Westamerica Bancorp(x)	5,000	309,000
Western Alliance Bancorp*	20,800	853,632
Wintrust Financial Corp.	11,500	774,295
Zions Bancorp NA	40,900	1,857,269

		304,861,887

Capital Markets (2.6%)
Affiliated Managers Group, Inc.	13,740	1,471,691
Ameriprise Financial, Inc.	29,460	3,773,826
Artisan Partners Asset Management, Inc., Class A	10,600	266,802
Associated Capital Group, Inc., Class A(x)	6,900	272,964
Bank of New York Mellon Corp. (The)	183,450	9,251,383
BGC Partners, Inc., Class A	50,700	269,217
BlackRock, Inc.	25,110	10,731,261
Blucora, Inc.*	4,500	150,210
BrightSphere Investment Group plc	9,900	134,244
Cboe Global Markets, Inc.	22,800	2,176,032
Charles Schwab Corp. (The)	238,934	10,216,818
CME Group, Inc.	71,165	11,712,336
Cohen & Steers, Inc.	10,700	452,289
E*TRADE Financial Corp.	49,010	2,275,534
Eaton Vance Corp.	24,640	993,238
Evercore, Inc., Class A	8,900	809,900
FactSet Research Systems, Inc.	7,800	1,936,506
Federated Investors, Inc., Class B	23,300	682,923
Focus Financial Partners, Inc., Class A(x)*	5,400	192,456
Franklin Resources, Inc.	71,790	2,379,121
GAMCO Investors, Inc., Class A	6,300	129,150
Goldman Sachs Group, Inc. (The)	71,200	13,669,688
Hamilton Lane, Inc., Class A	4,700	204,826
Houlihan Lokey, Inc.	6,600	302,610
Interactive Brokers Group, Inc., Class A	14,040	728,395
Intercontinental Exchange, Inc.	114,890	8,747,725
Invesco Ltd.	96,600	1,865,346
Lazard Ltd., Class A	25,200	910,728
Legg Mason, Inc.	19,050	521,398
LPL Financial Holdings, Inc.	16,700	1,163,155
MarketAxess Holdings, Inc.	8,260	2,032,621
Moelis & Co., Class A	9,300	386,973
Moody’s Corp.	33,450	6,057,460
Morgan Stanley	247,473	10,443,361
Morningstar, Inc.	3,200	403,168
MSCI, Inc.	18,134	3,605,765
Nasdaq, Inc.	24,000	2,099,760
Northern Trust Corp.	44,150	3,991,601
Piper Jaffray Cos.	2,700	196,641
Raymond James Financial, Inc.	29,600	2,380,136
S&P Global, Inc.	49,330	10,386,431
SEI Investments Co.	33,650	1,758,212
State Street Corp.	77,750	5,116,728
Stifel Financial Corp.	15,339	809,286
T. Rowe Price Group, Inc.	46,880	4,693,626
TD Ameritrade Holding Corp.	62,236	3,111,178
Virtu Financial, Inc., Class A	16,700	396,625
Waddell & Reed Financial, Inc., Class A(x)	15,320	264,883
WisdomTree Investments, Inc.(x)	20,500	144,730

		146,670,957

Consumer Finance (0.7%)
Ally Financial, Inc.	80,500	2,212,945
American Express Co.	142,156	15,537,651
Capital One Financial Corp.	92,570	7,562,043
Credit Acceptance Corp.*	1,900	858,667
Discover Financial Services	65,570	4,665,961
FirstCash, Inc.	10,972	949,078
Green Dot Corp., Class A*	9,900	600,435
LendingClub Corp.*	45,700	141,213
Navient Corp.	80,584	932,357
Nelnet, Inc., Class A	4,500	247,815
OneMain Holdings, Inc.	11,300	358,775
PRA Group, Inc.*	3,800	101,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Santander Consumer USA Holdings, Inc.	21,800	$460,634
SLM Corp.	117,584	1,165,258
Synchrony Financial	151,200	4,823,280

		40,617,990

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	385,385	77,419,993
Cannae Holdings, Inc.*	10,560	256,186
FGL Holdings	18,100	142,447
Jefferies Financial Group, Inc.	73,888	1,388,355
Voya Financial, Inc.	32,700	1,633,692

		80,840,673

Insurance (2.6%)
Aflac, Inc.	148,100	7,405,000
Alleghany Corp.*	3,054	1,870,270
Allstate Corp. (The)	69,940	6,586,949
American Equity Investment Life Holding Co.	17,400	470,148
American Financial Group, Inc.	16,830	1,619,214
American International Group, Inc.	177,736	7,653,312
American National Insurance Co.	3,700	447,034
AMERISAFE, Inc.	1,700	100,980
Aon plc	49,978	8,531,245
Arch Capital Group Ltd.*	89,400	2,889,408
Argo Group International Holdings Ltd.	4,375	309,138
Arthur J Gallagher & Co.	39,500	3,084,950
Assurant, Inc.	12,900	1,224,339
Assured Guaranty Ltd.	21,700	964,131
Athene Holding Ltd., Class A*	32,754	1,336,363
Axis Capital Holdings Ltd.	17,270	946,051
Brighthouse Financial, Inc.*	24,732	897,524
Brown & Brown, Inc.	51,200	1,510,912
Chubb Ltd.	91,944	12,879,516
Cincinnati Financial Corp.	34,320	2,948,088
CNA Financial Corp.	9,600	416,160
CNO Financial Group, Inc.	37,400	605,132
Employers Holdings, Inc.	2,400	96,264
Enstar Group Ltd.*	2,400	417,600
Erie Indemnity Co., Class A	5,900	1,053,268
Everest Re Group Ltd.	9,800	2,116,408
FBL Financial Group, Inc., Class A	1,900	119,168
Fidelity National Financial, Inc.	52,889	1,933,093
First American Financial Corp.	26,400	1,359,600
Genworth Financial, Inc., Class A*	84,200	322,486
Hanover Insurance Group, Inc. (The)	10,690	1,220,477
Hartford Financial Services Group, Inc. (The)	73,710	3,664,861
Horace Mann Educators Corp.	4,400	154,924
Kemper Corp.	13,682	1,041,747
Lincoln National Corp.	47,450	2,785,315
Loews Corp.	55,792	2,674,111
Markel Corp.*	2,960	2,948,870
Marsh & McLennan Cos., Inc.	102,050	9,582,495
Mercury General Corp.	6,700	335,469
MetLife, Inc.	167,960	7,150,057
National General Holdings Corp.	12,700	301,371
Navigators Group, Inc. (The)	1,800	125,766
Old Republic International Corp.	71,894	1,504,022
Primerica, Inc.	9,800	1,197,070
Principal Financial Group, Inc.	62,900	3,156,951
ProAssurance Corp.	11,800	408,398
Progressive Corp. (The)	120,500	8,686,845
Prudential Financial, Inc.	84,431	7,757,520
Reinsurance Group of America, Inc.	12,610	1,790,368
RenaissanceRe Holdings Ltd.	9,760	1,400,560
RLI Corp.	8,880	637,140
Selective Insurance Group, Inc.	13,700	866,936
Third Point Reinsurance Ltd.*	18,800	195,144
Torchmark Corp.	21,405	1,754,140
Travelers Cos., Inc. (The)	54,570	7,484,821
Unum Group	50,300	1,701,649
White Mountains Insurance Group Ltd.	600	555,288
Willis Towers Watson plc	28,000	4,918,200
WR Berkley Corp.	20,200	1,711,344

		149,825,610

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	103,900	1,870,200
Annaly Capital Management, Inc. (REIT)	277,153	2,768,758
Apollo Commercial Real Estate Finance, Inc. (REIT)	25,300	460,460
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	21,000	725,760
Chimera Investment Corp. (REIT)	44,040	825,310
Colony Credit Real Estate, Inc. (REIT)	4,600	72,036
Invesco Mortgage Capital, Inc. (REIT)	21,800	344,440
Ladder Capital Corp. (REIT)	22,395	381,163
MFA Financial, Inc. (REIT)	120,050	872,763
New Residential Investment Corp. (REIT)	66,550	1,125,360
Redwood Trust, Inc. (REIT)	5,800	93,670
Starwood Property Trust, Inc. (REIT)	57,200	1,278,420
Two Harbors Investment Corp. (REIT)	59,620	806,659

		11,624,999

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	4,100	118,736
Capitol Federal Financial, Inc.	22,586	301,523
Columbia Financial, Inc.*	8,900	139,463
Dime Community Bancshares, Inc.	23,300	436,409
Essent Group Ltd.*	17,600	764,720
Kearny Financial Corp.	35,632	458,584
LendingTree, Inc.(x)*	1,400	492,184
MGIC Investment Corp.*	75,800	999,802
New York Community Bancorp, Inc.	108,550	1,255,923
Northwest Bancshares, Inc.	16,800	285,096
OceanFirst Financial Corp.	3,600	86,616
PennyMac Financial Services, Inc.	3,800	84,512
Provident Financial Services, Inc.	4,500	116,505
Radian Group, Inc.	50,400	1,045,296
TFS Financial Corp.	15,800	260,226
TrustCo Bank Corp.	4,000	31,040
Walker & Dunlop, Inc.	3,100	157,821
Washington Federal, Inc.	23,100	667,359
WSFS Financial Corp.	8,290	319,994

		8,021,809

Total Financials		742,463,925

Health Care (14.2%)
Biotechnology (2.7%)
AbbVie, Inc.	303,904	24,491,623
ACADIA Pharmaceuticals, Inc.(x)*	22,300	598,755
Acceleron Pharma, Inc.(x)*	3,100	144,367
Achaogen, Inc.(x)*	1,100	502
Achillion Pharmaceuticals, Inc.*	23,600	69,856
Acorda Therapeutics, Inc.*	9,800	130,242
Agios Pharmaceuticals, Inc.(x)*	8,400	566,496
Aimmune Therapeutics, Inc.(x)*	12,800	286,080
Akebia Therapeutics, Inc.*	11,491	94,111
Alder Biopharmaceuticals, Inc.(x)*	16,600	226,590
Alexion Pharmaceuticals, Inc.*	44,153	5,968,603
Alkermes plc*	37,600	1,372,024
Allakos, Inc.(x)*	2,000	81,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Allogene Therapeutics, Inc.(x)*	5,400	$156,114
Alnylam Pharmaceuticals, Inc.(x)*	17,900	1,672,755
AMAG Pharmaceuticals, Inc.(x)*	16,000	206,080
Amgen, Inc.	127,439	24,210,861
Amicus Therapeutics, Inc.(x)*	28,800	391,680
AnaptysBio, Inc.(x)*	6,600	482,130
Apellis Pharmaceuticals, Inc.(x)*	4,900	95,550
Arena Pharmaceuticals, Inc.*	11,400	511,062
Array BioPharma, Inc.(x)*	36,700	894,746
Arrowhead Pharmaceuticals, Inc.(x)*	6,200	113,770
Atara Biotherapeutics, Inc.(x)*	5,800	230,550
Biogen, Inc.*	39,060	9,233,003
Biohaven Pharmaceutical Holding Co. Ltd.*	5,400	277,938
BioMarin Pharmaceutical, Inc.*	39,500	3,508,785
Bluebird Bio, Inc.*	9,900	1,557,567
Blueprint Medicines Corp.*	9,100	728,455
Celgene Corp.*	143,138	13,503,639
Clovis Oncology, Inc.(x)*	9,800	243,236
Deciphera Pharmaceuticals, Inc.(x)*	3,900	90,519
Denali Therapeutics, Inc.(x)*	14,300	332,046
Eagle Pharmaceuticals, Inc.*	1,800	90,882
Editas Medicine, Inc.(x)*	11,500	281,175
Emergent BioSolutions, Inc.*	9,100	459,732
Enanta Pharmaceuticals, Inc.*	2,300	219,696
Esperion Therapeutics, Inc.(x)*	1,300	52,195
Exact Sciences Corp.(x)*	23,800	2,061,556
Exelixis, Inc.*	63,800	1,518,440
FibroGen, Inc.*	14,700	798,945
Five Prime Therapeutics, Inc.*	5,900	79,060
G1 Therapeutics, Inc.*	1,400	23,240
Genomic Health, Inc.*	8,100	567,405
Gilead Sciences, Inc.	260,491	16,934,520
Global Blood Therapeutics, Inc.(x)*	9,000	476,370
Halozyme Therapeutics, Inc.*	25,700	413,770
Heron Therapeutics, Inc.(x)*	14,700	359,268
ImmunoGen, Inc.*	32,100	86,991
Immunomedics, Inc.(x)*	26,300	505,223
Incyte Corp.*	37,700	3,242,577
Insmed, Inc.*	16,100	468,027
Insys Therapeutics, Inc.(x)*	16,200	74,844
Intellia Therapeutics, Inc.(x)*	5,900	100,772
Intercept Pharmaceuticals, Inc.(x)*	3,200	357,952
Intrexon Corp.(x)*	26,200	137,812
Ionis Pharmaceuticals, Inc.(x)*	24,800	2,013,016
Iovance Biotherapeutics, Inc.(x)*	14,600	138,846
Ironwood Pharmaceuticals, Inc.*	22,200	300,366
Karyopharm Therapeutics, Inc.(x)*	8,700	50,808
Lexicon Pharmaceuticals, Inc.(x)*	15,300	85,068
Ligand Pharmaceuticals, Inc.(x)*	3,500	439,985
Madrigal Pharmaceuticals, Inc.(x)*	1,600	200,416
Moderna, Inc.(x)*	12,100	246,235
Momenta Pharmaceuticals, Inc.*	20,900	303,677
Myriad Genetics, Inc.*	11,500	381,800
Neurocrine Biosciences, Inc.*	18,900	1,665,090
OPKO Health, Inc.(x)*	91,625	239,141
PDL BioPharma, Inc.*	58,500	217,620
Portola Pharmaceuticals, Inc.(x)*	11,200	388,640
Prothena Corp. plc*	3,600	43,668
Puma Biotechnology, Inc.(x)*	7,600	294,804
Radius Health, Inc.(x)*	14,200	283,148
Regeneron Pharmaceuticals, Inc.*	16,200	6,652,044
REGENXBIO, Inc.*	7,100	406,901
Repligen Corp.*	7,500	443,100
Retrophin, Inc.*	4,300	97,309
Sage Therapeutics, Inc.(x)*	8,600	1,367,830
Sangamo Therapeutics, Inc.*	20,900	199,386
Sarepta Therapeutics, Inc.(x)*	12,700	1,513,713
Seattle Genetics, Inc.*	23,100	1,691,844
Seres Therapeutics, Inc.(x)*	600	4,122
Solid Biosciences, Inc.(x)*	7,000	64,400
Spark Therapeutics, Inc.(x)*	4,800	546,624
Spectrum Pharmaceuticals, Inc.*	27,100	289,699
Ultragenyx Pharmaceutical, Inc.(x)*	8,700	603,432
United Therapeutics Corp.*	10,000	1,173,700
Vertex Pharmaceuticals, Inc.*	52,800	9,712,560
Xencor, Inc.*	7,100	220,526
ZIOPHARM Oncology, Inc.(x)*	37,668	145,022

		154,205,727

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	342,012	27,340,439
ABIOMED, Inc.*	8,500	2,427,515
Align Technology, Inc.*	16,900	4,805,177
Avanos Medical, Inc.*	7,975	340,373
Axogen, Inc.(x)*	3,700	77,922
Baxter International, Inc.	102,880	8,365,173
Becton Dickinson and Co.	52,713	13,164,017
Boston Scientific Corp.*	284,700	10,926,786
Cantel Medical Corp.	8,150	545,154
CONMED Corp.	3,000	249,540
Cooper Cos., Inc. (The)	9,900	2,932,083
Danaher Corp.	126,660	16,721,653
Dentsply Sirona, Inc.	48,980	2,428,918
DexCom, Inc.*	20,100	2,393,910
Edwards Lifesciences Corp.*	43,600	8,341,988
Glaukos Corp.*	7,200	564,264
Globus Medical, Inc., Class A*	14,100	696,681
Haemonetics Corp.*	12,100	1,058,508
Hill-Rom Holdings, Inc.	14,830	1,569,904
Hologic, Inc.*	52,800	2,555,520
ICU Medical, Inc.*	3,200	765,856
IDEXX Laboratories, Inc.*	17,700	3,957,720
Inogen, Inc.*	3,600	343,332
Insulet Corp.(x)*	13,900	1,321,751
Integer Holdings Corp.*	8,600	648,612
Integra LifeSciences Holdings Corp.*	14,600	813,512
Intuitive Surgical, Inc.*	22,900	13,066,282
iRhythm Technologies, Inc.*	3,000	224,880
LivaNova plc*	10,700	1,040,575
Masimo Corp.*	9,200	1,272,176
Medtronic plc	272,285	24,799,718
Meridian Bioscience, Inc.	16,100	283,521
Merit Medical Systems, Inc.*	10,800	667,764
Natus Medical, Inc.*	6,700	170,046
Neogen Corp.*	13,200	757,548
Nevro Corp.*	5,600	350,056
Novocure Ltd.*	14,700	708,099
NuVasive, Inc.*	12,950	735,431
OraSure Technologies, Inc.*	6,200	69,130
Penumbra, Inc.(x)*	6,300	926,163
Quidel Corp.*	5,100	333,897
ResMed, Inc.	29,700	3,087,909
STAAR Surgical Co.*	11,900	406,861
STERIS plc	18,500	2,368,555
Stryker Corp.	69,970	13,820,474
Tandem Diabetes Care, Inc.*	10,300	654,050
Teleflex, Inc.	9,200	2,779,872
Varex Imaging Corp.*	8,924	302,345
Varian Medical Systems, Inc.*	18,410	2,609,065
West Pharmaceutical Services, Inc.	16,900	1,862,380
Wright Medical Group NV*	21,955	690,485
Zimmer Biomet Holdings, Inc.	40,500	5,171,850

		194,515,440

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc.(x)*	14,500	424,995
Amedisys, Inc.*	5,800	714,908

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
AmerisourceBergen Corp.	31,700	$2,520,784
AMN Healthcare Services, Inc.*	10,100	475,609
Anthem, Inc.	52,780	15,146,804
BioTelemetry, Inc.*	8,100	507,222
Brookdale Senior Living, Inc.*	36,435	239,742
Cardinal Health, Inc.	67,100	3,230,865
Centene Corp.*	80,648	4,282,409
Chemed Corp.	4,200	1,344,294
Cigna Corp.	76,324	12,274,426
Community Health Systems, Inc.(x)*	33,267	124,086
Covetrus, Inc.(x)*	13,120	417,872
CVS Health Corp.	257,534	13,888,809
DaVita, Inc.*	26,300	1,427,827
Diplomat Pharmacy, Inc.*	14,500	84,245
Encompass Health Corp.	24,800	1,448,320
Ensign Group, Inc. (The)	9,800	501,662
Guardant Health, Inc.(x)*	6,000	460,200
HCA Healthcare, Inc.	56,700	7,392,546
HealthEquity, Inc.*	9,000	665,820
Henry Schein, Inc.*	32,800	1,971,608
Humana, Inc.	28,400	7,554,400
Laboratory Corp. of America Holdings*	21,635	3,309,722
LHC Group, Inc.*	6,300	698,418
Magellan Health, Inc.*	4,800	316,416
McKesson Corp.	39,980	4,680,059
MEDNAX, Inc.*	22,740	617,846
Molina Healthcare, Inc.*	12,900	1,831,284
Patterson Cos., Inc.	5,900	128,915
Premier, Inc., Class A*	13,100	451,819
Quest Diagnostics, Inc.	28,530	2,565,417
Select Medical Holdings Corp.*	19,500	274,755
Tenet Healthcare Corp.*	16,500	475,860
Tivity Health, Inc.*	12,800	224,768
UnitedHealth Group, Inc.	191,657	47,389,110
Universal Health Services, Inc., Class B	19,580	2,619,217
US Physical Therapy, Inc.	600	63,018
WellCare Health Plans, Inc.*	10,400	2,805,400

		145,551,477

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	33,250	317,205
Castlight Health, Inc., Class B*	10,600	39,750
Cerner Corp.*	62,600	3,581,346
Evolent Health, Inc., Class A(x)*	9,900	124,542
HMS Holdings Corp.*	22,500	666,225
Inovalon Holdings, Inc., Class A(x)*	26,100	324,423
Medidata Solutions, Inc.*	13,600	996,064
NextGen Healthcare Information Systems LLC*	13,700	230,571
Omnicell, Inc.*	5,000	404,200
Tabula Rasa HealthCare, Inc.(x)*	3,500	197,470
Teladoc Health, Inc.(x)*	10,700	594,920
Veeva Systems, Inc., Class A*	24,800	3,146,128

		10,622,844

Life Sciences Tools & Services (1.1%)
Accelerate Diagnostics, Inc.(x)*	7,900	166,058
Agilent Technologies, Inc.	63,630	5,114,579
Bio-Rad Laboratories, Inc., Class A*	5,100	1,558,968
Bio-Techne Corp.	7,850	1,558,617
Bruker Corp.	27,900	1,072,476
Cambrex Corp.*	6,600	256,410
Charles River Laboratories International, Inc.*	12,250	1,779,313
Illumina, Inc.*	29,500	9,165,355
IQVIA Holdings, Inc.*	34,180	4,916,793
Luminex Corp.	1,600	36,816
Medpace Holdings, Inc.*	6,300	371,511
Mettler-Toledo International, Inc.*	5,300	3,831,900
PerkinElmer, Inc.	22,400	2,158,464
PRA Health Sciences, Inc.*	10,600	1,169,074
QIAGEN NV*	44,407	1,806,477
Syneos Health, Inc.*	9,500	491,720
Thermo Fisher Scientific, Inc.	81,150	22,212,378
Waters Corp.*	15,500	3,901,505

		61,568,414

Pharmaceuticals (4.2%)
Aerie Pharmaceuticals, Inc.(x)*	7,700	365,750
Akcea Therapeutics, Inc.(x)*	7,500	212,475
Akorn, Inc.*	17,100	60,192
Allergan plc	69,747	10,211,658
Amneal Pharmaceuticals, Inc.*	17,900	253,643
Bristol-Myers Squibb Co.	329,130	15,702,792
Catalent, Inc.*	27,600	1,120,284
Corcept Therapeutics, Inc.(x)*	24,800	291,152
Dermira, Inc.*	10,300	139,565
Elanco Animal Health, Inc.*	66,132	2,120,853
Eli Lilly & Co.	175,410	22,761,202
Endo International plc*	50,254	403,540
Horizon Pharma plc*	35,600	940,908
Innoviva, Inc.*	14,400	202,032
Intra-Cellular Therapies, Inc.*	7,100	86,478
Jazz Pharmaceuticals plc*	12,100	1,729,695
Johnson & Johnson	536,760	75,033,681
Mallinckrodt plc*	16,400	356,536
Medicines Co. (The)(x)*	11,200	313,040
Merck & Co., Inc.	522,090	43,422,225
Mylan NV*	105,050	2,977,117
MyoKardia, Inc.(x)*	4,800	249,552
Nektar Therapeutics*	31,600	1,061,760
Omeros Corp.(x)*	12,900	224,073
Pacira Pharmaceuticals, Inc.*	7,500	285,450
Perrigo Co. plc	28,300	1,362,928
Pfizer, Inc.	1,139,417	48,391,040
Phibro Animal Health Corp., Class A	2,600	85,800
Prestige Consumer Healthcare, Inc.*	4,800	143,568
Reata Pharmaceuticals, Inc., Class A(x)*	3,400	290,598
Supernus Pharmaceuticals, Inc.*	7,300	255,792
TherapeuticsMD, Inc.(x)*	47,600	231,812
Theravance Biopharma, Inc.(x)*	6,600	149,622
Zoetis, Inc.	100,000	10,067,000
Zogenix, Inc.(x)*	5,600	308,056

		241,811,869

Total Health Care		808,275,771

Industrials (10.1%)
Aerospace & Defense (2.4%)
Aerojet Rocketdyne Holdings, Inc.(x)*	14,000	497,420
Aerovironment, Inc.*	4,500	307,845
Arconic, Inc.	98,716	1,886,463
Axon Enterprise, Inc.*	11,900	647,479
Boeing Co. (The)	107,400	40,964,508
BWX Technologies, Inc.(x)	25,200	1,249,416
Cubic Corp.	2,000	112,480
Curtiss-Wright Corp.	9,200	1,042,728
General Dynamics Corp.	52,670	8,915,977
Harris Corp.	25,277	4,036,990
HEICO Corp.	10,141	962,076
HEICO Corp., Class A	18,945	1,592,517
Hexcel Corp.	21,200	1,466,192
Huntington Ingalls Industries, Inc.	8,600	1,781,920
L3 Technologies, Inc.	15,770	3,254,455
Lockheed Martin Corp.	48,760	14,635,802
Maxar Technologies, Inc.(x)	6,600	26,532
Mercury Systems, Inc.*	10,200	653,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Moog, Inc., Class A	6,600	$573,870
Northrop Grumman Corp.	32,450	8,748,520
Raytheon Co.	59,290	10,795,523
Spirit AeroSystems Holdings, Inc., Class A	21,100	1,931,283
Teledyne Technologies, Inc.*	8,700	2,061,987
Textron, Inc.	52,900	2,679,914
TransDigm Group, Inc.*	9,850	4,471,801
Triumph Group, Inc.	5,200	99,112
United Technologies Corp.	162,448	20,937,923

		136,334,349

Air Freight & Logistics (0.6%)
Atlas Air Worldwide Holdings, Inc.*	2,900	146,624
CH Robinson Worldwide, Inc.	29,800	2,592,302
Expeditors International of Washington, Inc.	34,500	2,618,550
FedEx Corp.	49,750	9,025,148
Forward Air Corp.	2,000	129,460
Hub Group, Inc., Class A*	3,000	122,550
United Parcel Service, Inc., Class B	138,950	15,526,273
XPO Logistics, Inc.(x)*	25,400	1,364,996

		31,525,903

Airlines (0.4%)
Alaska Air Group, Inc.	26,900	1,509,628
Allegiant Travel Co.	1,000	129,470
American Airlines Group, Inc.	86,600	2,750,416
Copa Holdings SA, Class A	6,300	507,843
Delta Air Lines, Inc.	130,150	6,722,248
Hawaiian Holdings, Inc.(x)	6,200	162,750
JetBlue Airways Corp.*	69,900	1,143,564
SkyWest, Inc.	7,700	418,033
Southwest Airlines Co.	107,200	5,564,752
Spirit Airlines, Inc.*	17,100	903,906
United Continental Holdings, Inc.*	51,340	4,095,905

		23,908,515

Building Products (0.4%)
AAON, Inc.	4,300	198,574
Allegion plc	22,066	2,001,607
American Woodmark Corp.*	800	66,104
AO Smith Corp.	30,600	1,631,592
Armstrong World Industries, Inc.	10,400	825,968
Builders FirstSource, Inc.*	9,600	128,064
Fortune Brands Home & Security, Inc.	28,950	1,378,309
JELD-WEN Holding, Inc.*	8,800	155,408
Johnson Controls International plc	193,037	7,130,787
Lennox International, Inc.	8,610	2,276,484
Masco Corp.	60,800	2,390,048
Masonite International Corp.*	2,800	139,692
Owens Corning	26,970	1,270,826
Resideo Technologies, Inc.*	25,650	494,789
Simpson Manufacturing Co., Inc.	6,100	361,547
Trex Co., Inc.*	13,600	836,672
Universal Forest Products, Inc.	5,000	149,450
USG Corp.	22,500	974,250

		22,410,171

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.(x)	13,200	479,820
ADT, Inc.(x)	35,900	229,401
Advanced Disposal Services, Inc.*	9,100	254,800
Brady Corp., Class A	7,200	334,152
Brink’s Co. (The)	10,300	776,723
Cimpress NV(x)*	5,400	432,702
Cintas Corp.	19,000	3,840,090
Clean Harbors, Inc.*	16,200	1,158,786
Copart, Inc.*	41,900	2,538,721
Covanta Holding Corp.	14,300	247,533
Deluxe Corp.	6,100	266,692
Healthcare Services Group, Inc.	21,900	722,481
Herman Miller, Inc.	9,400	330,692
HNI Corp.	8,900	322,981
KAR Auction Services, Inc.	27,700	1,421,287
Matthews International Corp., Class A	7,100	262,345
Mobile Mini, Inc.	7,900	268,126
MSA Safety, Inc.	5,900	610,060
Pitney Bowes, Inc.	19,500	133,965
Republic Services, Inc.	47,435	3,812,825
Rollins, Inc.	31,500	1,311,030
Steelcase, Inc., Class A	4,600	66,930
Stericycle, Inc.*	21,800	1,186,356
Tetra Tech, Inc.	13,600	810,424
UniFirst Corp.	1,600	245,600
Waste Management, Inc.	89,050	9,253,186

		31,317,708

Construction & Engineering (0.2%)
AECOM*	32,802	973,235
Arcosa, Inc.	10,980	335,439
Comfort Systems USA, Inc.	1,700	89,063
Dycom Industries, Inc.*	2,000	91,880
EMCOR Group, Inc.	15,300	1,118,124
Fluor Corp.	36,560	1,345,408
Granite Construction, Inc.	4,700	202,805
Jacobs Engineering Group, Inc.	28,100	2,112,839
KBR, Inc.	48,800	931,592
MasTec, Inc.(x)*	14,700	707,070
Quanta Services, Inc.	33,450	1,262,403
Valmont Industries, Inc.	4,800	624,480

		9,794,338

Electrical Equipment (0.6%)
Acuity Brands, Inc.	10,300	1,236,103
AMETEK, Inc.	47,775	3,963,892
Eaton Corp. plc	86,897	7,000,422
Emerson Electric Co.	121,610	8,326,637
EnerSys	13,300	866,628
Generac Holdings, Inc.*	14,600	747,958
GrafTech International Ltd.	9,700	124,063
Hubbell, Inc.	11,700	1,380,366
nVent Electric plc	35,987	970,929
Regal Beloit Corp.	8,600	704,082
Rockwell Automation, Inc.	25,000	4,386,500
Sensata Technologies Holding plc*	37,400	1,683,748
Vicor Corp.(x)*	3,100	96,162

		31,487,490

Industrial Conglomerates (1.3%)
3M Co.	111,130	23,090,591
Carlisle Cos., Inc.	13,000	1,594,060
General Electric Co.	1,729,167	17,274,378
Honeywell International, Inc.	144,600	22,979,832
Roper Technologies, Inc.	21,450	7,335,257

		72,274,118

Machinery (1.9%)
Actuant Corp., Class A	4,900	119,413
AGCO Corp.	18,500	1,286,675
Albany International Corp., Class A	4,400	314,996
Allison Transmission Holdings, Inc.	23,000	1,033,160
Altra Industrial Motion Corp.	4,500	139,725
Barnes Group, Inc.	15,200	781,432
Caterpillar, Inc.	114,910	15,569,156
Chart Industries, Inc.*	6,100	552,172
Colfax Corp.*	16,800	498,624
Crane Co.	11,400	964,668
Cummins, Inc.	30,660	4,840,294
Deere & Co.	63,540	10,156,234
Donaldson Co., Inc.	26,500	1,326,590
Dover Corp.	29,490	2,766,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Evoqua Water Technologies Corp.*	9,300	$116,994
Flowserve Corp.	26,640	1,202,530
Fortive Corp.	58,630	4,918,471
Franklin Electric Co., Inc.	7,500	383,175
Gardner Denver Holdings, Inc.*	20,900	581,229
Gates Industrial Corp. plc*	15,000	215,100
Graco, Inc.	37,980	1,880,770
Harsco Corp.*	9,000	181,440
Hillenbrand, Inc.	9,800	406,994
IDEX Corp.	17,840	2,707,042
Illinois Tool Works, Inc.	66,310	9,517,474
Ingersoll-Rand plc	49,900	5,386,705
ITT, Inc.	19,525	1,132,450
John Bean Technologies Corp.(x)	6,800	624,852
Kennametal, Inc.	26,190	962,482
Lincoln Electric Holdings, Inc.	14,260	1,195,986
Manitowoc Co., Inc. (The)*	8,225	134,972
Meritor, Inc.*	3,900	79,365
Middleby Corp. (The)*	14,000	1,820,420
Mueller Industries, Inc.	12,800	401,152
Mueller Water Products, Inc., Class A	29,000	291,160
Navistar International Corp.*	8,000	258,400
Nordson Corp.	13,460	1,783,719
Oshkosh Corp.	16,900	1,269,697
PACCAR, Inc.	71,930	4,901,310
Parker-Hannifin Corp.	27,710	4,755,590
Pentair plc	35,987	1,601,781
Proto Labs, Inc.*	5,500	578,270
RBC Bearings, Inc.*	3,900	495,963
Rexnord Corp.*	14,900	374,586
Snap-on, Inc.	12,100	1,893,892
SPX FLOW, Inc.*	3,900	124,410
Stanley Black & Decker, Inc.	30,035	4,089,866
Terex Corp.	7,030	225,874
Timken Co. (The)	21,240	926,489
Toro Co. (The)	26,880	1,850,419
Trinity Industries, Inc.	32,940	715,786
WABCO Holdings, Inc.*	12,370	1,630,737
Wabtec Corp.	29,287	2,159,038
Watts Water Technologies, Inc., Class A	1,900	153,558
Welbilt, Inc.(x)*	10,200	167,076
Woodward, Inc.	14,630	1,388,241
Xylem, Inc.	39,450	3,118,128

		108,952,894

Marine (0.0%)
Kirby Corp.*	14,250	1,070,318
Matson, Inc.	1,480	53,413

		1,123,731

Professional Services (0.5%)
ASGN, Inc.*	13,500	857,115
CBIZ, Inc.*	18,620	376,869
CoStar Group, Inc.*	7,535	3,514,475
Equifax, Inc.	26,620	3,154,470
Exponent, Inc.	10,600	611,832
FTI Consulting, Inc.*	7,200	553,104
Huron Consulting Group, Inc.*	3,300	155,826
IHS Markit Ltd.*	77,200	4,198,136
Insperity, Inc.	7,600	939,816
Korn Ferry	8,800	394,064
ManpowerGroup, Inc.	15,180	1,255,234
Nielsen Holdings plc	78,000	1,846,260
Resources Connection, Inc.	16,950	280,353
Robert Half International, Inc.	27,260	1,776,261
TransUnion	37,800	2,526,552
TriNet Group, Inc.*	8,600	513,764
Verisk Analytics, Inc.	31,800	4,229,400
WageWorks, Inc.*	2,700	101,952

		27,285,483

Road & Rail (1.0%)
AMERCO	1,400	520,114
Avis Budget Group, Inc.*	12,900	449,694
CSX Corp.	154,150	11,533,503
Genesee & Wyoming, Inc., Class A*	14,700	1,280,958
Heartland Express, Inc.	11,700	225,576
JB Hunt Transport Services, Inc.	18,850	1,909,316
Kansas City Southern	19,950	2,313,801
Knight-Swift Transportation Holdings, Inc.	30,935	1,010,956
Landstar System, Inc.	9,750	1,066,553
Norfolk Southern Corp.	54,170	10,123,831
Old Dominion Freight Line, Inc.	15,750	2,274,143
Ryder System, Inc.	11,300	700,487
Saia, Inc.*	2,500	152,750
Schneider National, Inc., Class B	9,200	193,660
Union Pacific Corp.	143,720	24,029,984
Werner Enterprises, Inc.	5,600	191,240

		57,976,566

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	721,350
Applied Industrial Technologies, Inc.	6,500	386,555
Beacon Roofing Supply, Inc.*	12,000	385,920
Fastenal Co.	62,000	3,987,220
GATX Corp.	10,700	817,159
HD Supply Holdings, Inc.*	41,500	1,799,025
Herc Holdings, Inc.*	2,200	85,756
Kaman Corp.	1,800	105,192
MRC Global, Inc.*	8,400	146,832
MSC Industrial Direct Co., Inc., Class A	12,200	1,009,062
SiteOne Landscape Supply, Inc.(x)*	6,700	382,905
Triton International Ltd.	7,200	223,920
United Rentals, Inc.*	17,922	2,047,589
Univar, Inc.*	22,900	507,464
Watsco, Inc.	7,310	1,046,865
WESCO International, Inc.*	8,220	435,742
WW Grainger, Inc.	9,350	2,813,695

		16,902,251

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,800	692,496

Total Industrials		571,986,013

Information Technology (20.9%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	11,700	3,679,182
ARRIS International plc*	41,000	1,296,010
Ciena Corp.*	31,400	1,172,476
Cisco Systems, Inc.	901,270	48,659,567
CommScope Holding Co., Inc.*	42,200	917,006
EchoStar Corp., Class A*	6,500	236,925
F5 Networks, Inc.*	13,700	2,149,941
Finisar Corp.*	23,400	542,178
Infinera Corp.(x)*	21,500	93,310
InterDigital, Inc.	7,000	461,860
Juniper Networks, Inc.	68,900	1,823,783
Lumentum Holdings, Inc.*	14,146	799,815
Motorola Solutions, Inc.	33,021	4,636,809
NetScout Systems, Inc.*	9,300	261,051
Plantronics, Inc.	2,300	106,053
Ubiquiti Networks, Inc.	4,000	598,840
ViaSat, Inc.(x)*	12,200	945,500
Viavi Solutions, Inc.*	33,650	416,587

		68,796,893

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	60,840	$5,745,730
Anixter International, Inc.*	4,500	252,495
Arrow Electronics, Inc.*	19,500	1,502,670
Avnet, Inc.	29,320	1,271,608
AVX Corp.	13,700	237,558
Belden, Inc.	10,900	585,330
CDW Corp.	31,700	3,054,929
Cognex Corp.	38,200	1,942,852
Coherent, Inc.*	5,400	765,288
Corning, Inc.	168,190	5,567,089
Dolby Laboratories, Inc., Class A	12,700	799,719
Fitbit, Inc., Class A*	63,600	376,512
FLIR Systems, Inc.	29,900	1,422,642
II-VI, Inc.*	13,300	495,292
Insight Enterprises, Inc.*	900	49,554
IPG Photonics Corp.*	9,100	1,381,198
Itron, Inc.*	4,810	224,387
Jabil, Inc.	31,400	834,926
Keysight Technologies, Inc.*	37,215	3,245,148
Knowles Corp.*	10,445	184,145
Littelfuse, Inc.	6,500	1,186,120
National Instruments Corp.	23,000	1,020,280
Novanta, Inc.*	4,100	347,393
Plexus Corp.*	2,400	146,280
Rogers Corp.*	3,900	619,632
Sanmina Corp.*	9,400	271,190
SYNNEX Corp.	8,766	836,189
Tech Data Corp.*	11,200	1,146,992
Trimble, Inc.*	49,500	1,999,800
TTM Technologies, Inc.*	12,400	145,452
Vishay Intertechnology, Inc.	31,800	587,346
Zebra Technologies Corp., Class A*	12,400	2,598,172

		40,843,918

IT Services (5.1%)
Accenture plc, Class A	129,400	22,776,988
Akamai Technologies, Inc.*	31,700	2,273,207
Alliance Data Systems Corp.	10,752	1,881,385
Amdocs Ltd.	30,310	1,640,074
Automatic Data Processing, Inc.	86,550	13,825,497
Black Knight, Inc.*	27,142	1,479,239
Booz Allen Hamilton Holding Corp.	26,700	1,552,338
Broadridge Financial Solutions, Inc.	25,110	2,603,656
CACI International, Inc., Class A*	6,000	1,092,120
Cardtronics plc, Class A*	200	7,116
Cognizant Technology Solutions Corp., Class A	117,000	8,476,650
Conduent, Inc.*	47,886	662,263
CoreLogic, Inc.*	17,100	637,146
DXC Technology Co.	53,196	3,421,035
EPAM Systems, Inc.*	11,900	2,012,647
Euronet Worldwide, Inc.*	10,000	1,425,900
ExlService Holdings, Inc.*	4,000	240,080
Fidelity National Information Services, Inc.	66,625	7,535,287
First Data Corp., Class A*	110,900	2,913,343
Fiserv, Inc.*	81,400	7,185,992
FleetCor Technologies, Inc.*	16,900	4,167,371
Gartner, Inc.*	18,678	2,833,079
Genpact Ltd.	41,700	1,467,006
Global Payments, Inc.	34,252	4,676,083
GoDaddy, Inc., Class A*	30,900	2,323,371
International Business Machines Corp.	182,531	25,755,124
Jack Henry & Associates, Inc.	18,030	2,501,482
Leidos Holdings, Inc.	30,737	1,969,934
LiveRamp Holdings, Inc.*	11,800	643,926
ManTech International Corp., Class A	1,500	81,030
Mastercard, Inc., Class A	180,600	42,522,270
MAXIMUS, Inc.	16,800	1,192,464
Okta, Inc.*	17,700	1,464,321
Paychex, Inc.	69,010	5,534,602
PayPal Holdings, Inc.*	233,270	24,222,757
Perspecta, Inc.	30,548	617,681
Sabre Corp.	48,600	1,039,554
Science Applications International Corp.	12,021	925,016
Square, Inc., Class A*	59,000	4,420,280
Switch, Inc., Class A(x)	36,240	373,634
Total System Services, Inc.	37,800	3,591,378
Travelport Worldwide Ltd.	17,100	268,983
TTEC Holdings, Inc.	10,050	364,112
Twilio, Inc., Class A*	17,500	2,260,650
VeriSign, Inc.*	21,750	3,948,930
Visa, Inc., Class A	350,000	54,666,500
Western Union Co. (The)	90,360	1,668,949
WEX, Inc.*	10,100	1,939,099
Worldpay, Inc.*	61,855	7,020,543

		288,102,092

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Energy Industries, Inc.*	5,400	268,272
Advanced Micro Devices, Inc.*	187,400	4,782,448
Amkor Technology, Inc.*	25,800	220,332
Analog Devices, Inc.	76,227	8,024,416
Applied Materials, Inc.	189,420	7,512,397
Broadcom, Inc.	80,580	24,231,212
Brooks Automation, Inc.	7,100	208,243
Cabot Microelectronics Corp.	5,400	604,584
Cirrus Logic, Inc.*	12,300	517,461
Cree, Inc.*	20,400	1,167,288
Cypress Semiconductor Corp.	76,746	1,145,050
Diodes, Inc.*	100	3,470
Entegris, Inc.	32,940	1,175,629
First Solar, Inc.*	17,400	919,416
Integrated Device Technology, Inc.*	25,800	1,263,942
Intel Corp.	894,690	48,044,853
KLA-Tencor Corp.	34,680	4,141,139
Lam Research Corp.	30,975	5,544,835
MACOM Technology Solutions Holdings, Inc.*	12,000	200,520
Marvell Technology Group Ltd.	112,293	2,233,508
Maxim Integrated Products, Inc.	59,550	3,166,274
MaxLinear, Inc.*	200	5,106
Microchip Technology, Inc.(x)	45,920	3,809,523
Micron Technology, Inc.*	226,250	9,350,913
MKS Instruments, Inc.	13,200	1,228,260
Monolithic Power Systems, Inc.	9,900	1,341,351
NVIDIA Corp.	115,760	20,785,866
NXP Semiconductors NV	68,700	6,072,393
ON Semiconductor Corp.*	90,600	1,863,642
Power Integrations, Inc.	2,300	160,862
Qorvo, Inc.*	28,417	2,038,351
QUALCOMM, Inc.	246,805	14,075,289
Rambus, Inc.*	400	4,180
Semtech Corp.*	13,600	692,376
Silicon Laboratories, Inc.*	8,740	706,716
Skyworks Solutions, Inc.	39,100	3,224,968
Synaptics, Inc.*	8,700	345,825
Teradyne, Inc.	45,810	1,825,070
Texas Instruments, Inc.	192,190	20,385,593
Universal Display Corp.(x)	10,000	1,528,500
Veeco Instruments, Inc.*	4,400	47,696
Versum Materials, Inc.	22,990	1,156,627
Xilinx, Inc.	50,600	6,415,574

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Xperi Corp.	5,200	$121,680

		212,561,650

Software (6.6%)
2U, Inc.(x)*	9,600	680,160
8x8, Inc.(x)*	8,400	169,680
ACI Worldwide, Inc.*	22,700	746,149
Adobe, Inc.*	99,420	26,494,436
Alarm.com Holdings, Inc.*	4,800	311,520
Altair Engineering, Inc., Class A*	5,300	195,093
Alteryx, Inc., Class A*	6,100	511,607
Anaplan, Inc.(x)*	6,900	271,584
ANSYS, Inc.*	16,700	3,051,257
Appfolio, Inc., Class A*	2,000	158,800
Aspen Technology, Inc.*	15,200	1,584,752
Atlassian Corp. plc, Class A*	18,700	2,101,693
Autodesk, Inc.*	44,750	6,972,945
Avalara, Inc.*	8,300	463,057
Avaya Holdings Corp.*	13,200	222,156
Blackbaud, Inc.	13,000	1,036,490
Blackline, Inc.*	5,800	268,656
Bottomline Technologies DE, Inc.*	8,200	410,738
Box, Inc., Class A*	24,600	475,026
Cadence Design Systems, Inc.*	57,130	3,628,326
Carbon Black, Inc.*	7,800	108,810
CDK Global, Inc.	27,450	1,614,609
Ceridian HCM Holding, Inc.*	6,500	333,450
Cision Ltd.*	3,900	53,703
Citrix Systems, Inc.	27,950	2,785,497
Cloudera, Inc.*	39,900	436,506
CommVault Systems, Inc.*	8,100	524,394
Cornerstone OnDemand, Inc.*	11,300	619,014
Coupa Software, Inc.*	10,900	991,682
DocuSign, Inc.*	14,700	762,048
Ebix, Inc.(x)	4,600	227,102
Elastic NV(x)*	5,938	474,268
Ellie Mae, Inc.*	7,200	710,568
Envestnet, Inc.*	8,800	575,432
Everbridge, Inc.*	5,100	382,551
Fair Isaac Corp.*	5,800	1,575,454
FireEye, Inc.*	33,600	564,144
Five9, Inc.*	11,500	607,545
Fortinet, Inc.*	30,700	2,577,879
Guidewire Software, Inc.*	17,000	1,651,720
HubSpot, Inc.*	7,400	1,229,954
Intuit, Inc.	48,450	12,665,314
j2 Global, Inc.	9,200	796,720
LogMeIn, Inc.	10,804	865,400
Manhattan Associates, Inc.*	17,700	975,447
Microsoft Corp.	1,507,750	177,824,035
MicroStrategy, Inc., Class A*	1,500	216,375
New Relic, Inc.*	9,100	898,170
Nuance Communications, Inc.*	60,290	1,020,710
Nutanix, Inc., Class A(x)*	28,000	1,056,720
Oracle Corp.	479,586	25,758,564
Palo Alto Networks, Inc.*	18,100	4,396,128
Paycom Software, Inc.*	10,000	1,891,300
Paylocity Holding Corp.*	5,700	508,383
Pegasystems, Inc.	4,500	292,500
Pluralsight, Inc., Class A*	13,319	422,745
Proofpoint, Inc.*	9,200	1,117,156
PTC, Inc.*	25,750	2,373,635
Q2 Holdings, Inc.*	7,400	512,524
Qualys, Inc.*	6,700	554,358
Rapid7, Inc.*	7,100	359,331
RealPage, Inc.*	12,100	734,349
Red Hat, Inc.*	37,600	6,869,520
RingCentral, Inc., Class A*	12,900	1,390,620
SailPoint Technologies Holding, Inc.*	9,500	272,840
salesforce.com, Inc.*	144,260	22,846,456
ServiceNow, Inc.*	35,100	8,651,799
SolarWinds Corp.*	16,188	315,990
Splunk, Inc.*	29,100	3,625,860
SS&C Technologies Holdings, Inc.	39,200	2,496,648
Symantec Corp.	124,490	2,862,025
Synopsys, Inc.*	32,520	3,744,678
Tableau Software, Inc., Class A*	14,000	1,781,920
Tenable Holdings, Inc.*	9,500	300,770
Teradata Corp.*	25,960	1,133,154
TiVo Corp.	19,836	184,872
Trade Desk, Inc. (The), Class A(x)*	6,500	1,286,675
Tyler Technologies, Inc.*	7,300	1,492,120
Ultimate Software Group, Inc. (The)*	6,600	2,178,858
Varonis Systems, Inc.*	3,700	220,631
Verint Systems, Inc.*	14,800	885,928
VMware, Inc., Class A	14,200	2,563,242
Workday, Inc., Class A*	30,000	5,785,500
Yext, Inc.*	15,000	327,900
Zendesk, Inc.*	18,200	1,547,000
Zscaler, Inc.*	12,100	858,253

		377,423,578

Technology Hardware, Storage & Peripherals (3.6%)
3D Systems Corp.(x)*	10,600	114,056
Apple, Inc.	944,779	179,460,771
Dell Technologies, Inc., Class C*	29,979	1,759,467
Diebold Nixdorf, Inc.(x)	16,550	183,208
Hewlett Packard Enterprise Co.	294,932	4,550,801
HP, Inc.	328,732	6,387,263
NCR Corp.*	31,200	851,448
NetApp, Inc.	53,450	3,706,223
Pure Storage, Inc., Class A*	33,900	738,681
Western Digital Corp.	62,378	2,997,887
Xerox Corp.	41,657	1,332,191

		202,081,996

Total Information Technology		1,189,810,127

Materials (2.9%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	45,980	8,780,341
Albemarle Corp.	21,676	1,776,998
Ashland Global Holdings, Inc.	17,264	1,348,836
Axalta Coating Systems Ltd.*	47,000	1,184,870
Balchem Corp.	5,700	528,960
Cabot Corp.	11,900	495,397
Celanese Corp.	26,700	2,632,887
CF Industries Holdings, Inc.	47,210	1,929,945
Chemours Co. (The)	42,328	1,572,908
DowDuPont, Inc.	451,131	24,049,794
Eastman Chemical Co.	28,128	2,134,353
Ecolab, Inc.	52,388	9,248,577
Element Solutions, Inc.*	46,100	465,610
FMC Corp.	30,700	2,358,374
HB Fuller Co.	8,800	428,032
Huntsman Corp.	40,900	919,841
Ingevity Corp.*	10,555	1,114,714
International Flavors & Fragrances, Inc.	18,700	2,408,373
Linde plc	110,577	19,453,812
LyondellBasell Industries NV, Class A	65,100	5,473,608
Mosaic Co. (The)	70,630	1,928,905
NewMarket Corp.	2,200	953,832
Olin Corp.	39,500	914,030
PolyOne Corp.	19,600	574,476
PPG Industries, Inc.	50,800	5,733,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Quaker Chemical Corp.	2,600	$520,858
RPM International, Inc.	28,950	1,680,258
Scotts Miracle-Gro Co. (The)	11,900	935,102
Sensient Technologies Corp.(x)	12,500	847,375
Sherwin-Williams Co. (The)	17,000	7,322,070
Valvoline, Inc.	47,788	886,945
Westlake Chemical Corp.	7,600	515,736
WR Grace & Co.	17,500	1,365,700

		112,485,313

Construction Materials (0.1%)
Eagle Materials, Inc.	10,100	851,430
Martin Marietta Materials, Inc.	12,430	2,500,668
Vulcan Materials Co.	29,600	3,504,640

		6,856,738

Containers & Packaging (0.4%)
AptarGroup, Inc.	14,600	1,553,294
Avery Dennison Corp.	20,850	2,356,050
Ball Corp.	69,000	3,992,340
Bemis Co., Inc.	20,900	1,159,532
Berry Global Group, Inc.*	28,100	1,513,747
Crown Holdings, Inc.*	28,950	1,579,801
Graphic Packaging Holding Co.	85,200	1,076,076
International Paper Co.	88,450	4,092,582
Owens-Illinois, Inc.	46,650	885,417
Packaging Corp. of America	21,400	2,126,732
Sealed Air Corp.	36,160	1,665,530
Sonoco Products Co.	23,760	1,461,953
Westrock Co.	54,932	2,106,642

		25,569,696

Metals & Mining (0.4%)
Alcoa Corp.*	40,805	1,149,069
Allegheny Technologies, Inc.*	26,800	685,276
Cleveland-Cliffs, Inc.(x)	61,800	617,382
Commercial Metals Co.	200	3,416
Freeport-McMoRan, Inc.	290,694	3,747,045
Newmont Mining Corp.	117,200	4,192,244
Nucor Corp.	62,720	3,659,712
Reliance Steel & Aluminum Co.	16,300	1,471,238
Royal Gold, Inc.	12,900	1,172,997
Southern Copper Corp.	19,344	767,570
Steel Dynamics, Inc.	55,100	1,943,377
United States Steel Corp.	34,200	666,558

		20,075,884

Paper & Forest Products (0.0%)
Domtar Corp.	18,480	917,532
Louisiana-Pacific Corp.	42,500	1,036,150

		1,953,682

Total Materials		166,941,313

Real Estate (4.0%)
Equity Real Estate Investment Trusts (REITs) (3.9%)
Acadia Realty Trust (REIT)	15,100	411,777
Agree Realty Corp. (REIT)	5,700	395,238
Alexander’s, Inc. (REIT)	100	37,617
Alexandria Real Estate Equities, Inc. (REIT)	21,080	3,005,165
American Campus Communities, Inc. (REIT)	28,300	1,346,514
American Homes 4 Rent (REIT), Class A	47,500	1,079,200
American Tower Corp. (REIT)	89,200	17,577,752
Americold Realty Trust (REIT)(x)	20,200	616,302
Apartment Investment & Management Co. (REIT), Class A	32,003	1,609,431
Apple Hospitality REIT, Inc. (REIT)	45,300	738,390
Ashford Hospitality Trust, Inc. (REIT)	4,611	21,902
AvalonBay Communities, Inc. (REIT)	28,349	5,690,495
Boston Properties, Inc. (REIT)	32,370	4,333,696
Brandywine Realty Trust (REIT)	51,000	808,860
Brixmor Property Group, Inc. (REIT)	67,400	1,238,138
Brookfield Property REIT, Inc. (REIT), Class A	25,147	515,262
Camden Property Trust (REIT)	20,180	2,048,270
Chesapeake Lodging Trust (REIT)	3,000	83,430
Colony Capital, Inc. (REIT)	122,986	654,286
Columbia Property Trust, Inc. (REIT)	32,600	733,826
CoreCivic, Inc. (REIT)	26,900	523,205
CorePoint Lodging, Inc. (REIT)	2,300	25,691
CoreSite Realty Corp. (REIT)	7,800	834,756
Corporate Office Properties Trust (REIT)	24,809	677,286
Cousins Properties, Inc. (REIT)	74,207	716,840
Crown Castle International Corp. (REIT)	83,950	10,745,600
CubeSmart (REIT)	39,700	1,271,988
CyrusOne, Inc. (REIT)	20,200	1,059,288
DiamondRock Hospitality Co. (REIT)	28,700	310,821
Digital Realty Trust, Inc. (REIT)	42,672	5,077,968
Douglas Emmett, Inc. (REIT)	37,000	1,495,540
Duke Realty Corp. (REIT)	84,800	2,593,184
EastGroup Properties, Inc. (REIT)	10,300	1,149,892
Empire State Realty Trust, Inc. (REIT), Class A	16,800	265,440
EPR Properties (REIT)	14,840	1,141,196
Equinix, Inc. (REIT)	16,838	7,630,308
Equity Commonwealth (REIT)	33,000	1,078,770
Equity LifeStyle Properties, Inc. (REIT)	17,100	1,954,530
Equity Residential (REIT)	73,487	5,535,041
Essex Property Trust, Inc. (REIT)	14,177	4,100,555
Extra Space Storage, Inc. (REIT)	28,300	2,884,053
Federal Realty Investment Trust (REIT)	17,380	2,395,833
First Industrial Realty Trust, Inc. (REIT)	29,500	1,043,120
Gaming and Leisure Properties, Inc. (REIT)	43,225	1,667,188
GEO Group, Inc. (The) (REIT)	25,500	489,600
HCP, Inc. (REIT)	96,297	3,014,096
Healthcare Realty Trust, Inc. (REIT)	23,600	757,796
Healthcare Trust of America, Inc. (REIT), Class A	43,400	1,240,806
Highwoods Properties, Inc. (REIT)	29,530	1,381,413
Hospitality Properties Trust (REIT)	43,400	1,141,854
Host Hotels & Resorts, Inc. (REIT)	149,413	2,823,906
Hudson Pacific Properties, Inc. (REIT)	34,500	1,187,490
Invitation Homes, Inc. (REIT)	63,116	1,535,612
Iron Mountain, Inc. (REIT)	56,801	2,014,163
JBG SMITH Properties (REIT)	20,173	834,154
Kilroy Realty Corp. (REIT)	21,800	1,655,928
Kimco Realty Corp. (REIT)	101,522	1,878,157
Lamar Advertising Co. (REIT), Class A	21,400	1,696,164
Lexington Realty Trust (REIT)	34,200	309,852
Liberty Property Trust (REIT)	38,452	1,861,846
Life Storage, Inc. (REIT)	9,300	904,611
Macerich Co. (The) (REIT)	33,684	1,460,201
Medical Properties Trust, Inc. (REIT)	67,300	1,245,723
Mid-America Apartment Communities, Inc. (REIT)	25,638	2,803,003

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
National Health Investors, Inc. (REIT)	7,000	$549,850
National Retail Properties, Inc. (REIT)	38,290	2,120,883
Omega Healthcare Investors, Inc. (REIT)	44,440	1,695,386
Outfront Media, Inc. (REIT)	34,770	813,618
Paramount Group, Inc. (REIT)	37,600	533,544
Park Hotels & Resorts, Inc. (REIT)	37,553	1,167,147
Pebblebrook Hotel Trust (REIT)(x)	30,580	949,815
Physicians Realty Trust (REIT)	38,100	716,661
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,400	717,240
PotlatchDeltic Corp. (REIT)	13,451	508,313
Prologis, Inc. (REIT)	125,971	9,063,613
PS Business Parks, Inc. (REIT)	3,300	517,539
Public Storage (REIT)	30,002	6,533,836
QTS Realty Trust, Inc. (REIT), Class A	8,400	377,916
Rayonier, Inc. (REIT)	27,025	851,828
Realty Income Corp. (REIT)	60,028	4,415,660
Regency Centers Corp. (REIT)	33,306	2,247,822
Retail Properties of America, Inc. (REIT), Class A	61,600	750,904
Retail Value, Inc. (REIT)	3,448	107,474
Rexford Industrial Realty, Inc. (REIT)	18,400	658,904
RLJ Lodging Trust (REIT)	33,200	583,324
Ryman Hospitality Properties, Inc. (REIT)	10,751	884,162
Sabra Health Care REIT, Inc. (REIT)	34,657	674,772
SBA Communications Corp. (REIT)*	23,200	4,632,112
Senior Housing Properties Trust (REIT)	54,290	639,536
Simon Property Group, Inc. (REIT)	61,959	11,289,549
SITE Centers Corp. (REIT)	25,054	341,235
SL Green Realty Corp. (REIT)	19,000	1,708,480
Spirit MTA REIT (REIT)	8,666	56,242
Spirit Realty Capital, Inc. (REIT)	20,933	831,668
STAG Industrial, Inc. (REIT)	18,400	545,560
STORE Capital Corp. (REIT)	35,400	1,185,900
Sun Communities, Inc. (REIT)	15,200	1,801,504
Sunstone Hotel Investors, Inc. (REIT)	55,458	798,595
Tanger Factory Outlet Centers, Inc. (REIT)(x)	17,200	360,856
Taubman Centers, Inc. (REIT)	14,800	782,624
Terreno Realty Corp. (REIT)	11,600	487,664
UDR, Inc. (REIT)	52,936	2,406,471
Uniti Group, Inc. (REIT)(x)	31,402	351,388
Urban Edge Properties (REIT)	13,023	247,437
Ventas, Inc. (REIT)	71,279	4,548,313
VEREIT, Inc. (REIT)	236,500	1,979,505
VICI Properties, Inc. (REIT)	75,500	1,651,940
Vornado Realty Trust (REIT)	40,347	2,721,002
Washington REIT (REIT)	170	4,825
Weingarten Realty Investors (REIT)	36,986	1,086,279
Welltower, Inc. (REIT)	75,917	5,891,159
Weyerhaeuser Co. (REIT)	161,735	4,260,100
WP Carey, Inc. (REIT)	31,800	2,490,894
Xenia Hotels & Resorts, Inc. (REIT)	18,300	400,953

		220,302,021

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	64,950	3,211,778
Cushman & Wakefield plc*	17,000	302,600
Howard Hughes Corp. (The)*	7,500	825,000
Jones Lang LaSalle, Inc.	9,500	1,464,710
Kennedy-Wilson Holdings, Inc.	25,100	536,889
Newmark Group, Inc., Class A	32,119	267,872
Realogy Holdings Corp.(x)	20,100	229,140
RMR Group, Inc. (The), Class A	2,971	181,172

		7,019,161

Total Real Estate		227,321,182

Utilities (3.2%)
Electric Utilities (1.8%)
ALLETE, Inc.	10,500	863,415
Alliant Energy Corp.	43,900	2,069,007
American Electric Power Co., Inc.	101,770	8,523,238
Avangrid, Inc.	8,900	448,115
Duke Energy Corp.	141,085	12,697,650
Edison International	64,060	3,966,595
El Paso Electric Co.	6,100	358,802
Entergy Corp.	39,100	3,739,133
Evergy, Inc.	56,077	3,255,270
Eversource Energy	66,209	4,697,529
Exelon Corp.	194,256	9,738,053
FirstEnergy Corp.	98,404	4,094,590
Hawaiian Electric Industries, Inc.	20,500	835,785
IDACORP, Inc.	11,450	1,139,733
MGE Energy, Inc.	7,000	475,790
NextEra Energy, Inc.	95,850	18,529,722
OGE Energy Corp.	36,900	1,591,128
Otter Tail Corp.	900	44,838
Pinnacle West Capital Corp.	21,300	2,035,854
PNM Resources, Inc.	15,200	719,568
Portland General Electric Co.	21,000	1,088,640
PPL Corp.	144,950	4,600,713
Southern Co. (The)	204,050	10,545,304
Spark Energy, Inc., Class A(x)	1,300	11,583
Xcel Energy, Inc.	101,680	5,715,433

		101,785,488

Gas Utilities (0.2%)
Atmos Energy Corp.	25,200	2,593,836
Chesapeake Utilities Corp.	500	45,605
National Fuel Gas Co.	21,100	1,286,256
New Jersey Resources Corp.	19,600	975,884
Northwest Natural Holding Co.	1,400	91,882
ONE Gas, Inc.	9,125	812,399
South Jersey Industries, Inc.(x)	16,700	535,569
Southwest Gas Holdings, Inc.	9,900	814,374
Spire, Inc.	11,200	921,648
UGI Corp.	39,575	2,193,246

		10,270,699

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	126,595	2,288,838
Atlantic Power Corp.*	7,700	19,404
Clearway Energy, Inc., Class A	3,300	47,982
Clearway Energy, Inc., Class C	9,300	140,523
NRG Energy, Inc.	55,221	2,345,788
Ormat Technologies, Inc.	7,900	435,685
Pattern Energy Group, Inc., Class A	9,600	211,200
TerraForm Power, Inc., Class A	6,500	89,310
Vistra Energy Corp.	84,500	2,199,535

		7,778,265

Multi-Utilities (1.0%)
Ameren Corp.	47,700	3,508,335
Avista Corp.	10,300	418,386
Black Hills Corp.	9,700	718,479
CenterPoint Energy, Inc.	99,950	3,068,465
CMS Energy Corp.	61,100	3,393,494
Consolidated Edison, Inc.	61,600	5,224,296
Dominion Energy, Inc.	152,754	11,710,122
DTE Energy Co.	37,800	4,715,172
MDU Resources Group, Inc.	48,250	1,246,297

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NiSource, Inc.	79,300	$2,272,738
NorthWestern Corp.	8,700	612,567
Public Service Enterprise Group, Inc.	101,700	6,041,997
Sempra Energy	54,290	6,832,939
Unitil Corp.	400	21,668
WEC Energy Group, Inc.	62,998	4,981,882

		54,766,837

Water Utilities (0.1%)
American States Water Co.	7,300	520,490
American Water Works Co., Inc.	38,300	3,993,158
Aqua America, Inc.	36,362	1,325,031
AquaVenture Holdings Ltd.*	900	17,415
Artesian Resources Corp., Class A	200	7,454
Cadiz, Inc.*	1,600	15,488
California Water Service Group	9,600	521,088
Connecticut Water Service, Inc.	500	34,325
Consolidated Water Co. Ltd.	400	5,148
Middlesex Water Co.	500	27,995
SJW Group	2,000	123,480
York Water Co. (The)	300	10,296

		6,601,368

Total Utilities		181,202,657

Total Common Stocks (99.1%) (Cost $2,333,189,761)		5,640,505,146

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)* (Cost $5,906)	25,400	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $2,000,953, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,304,236, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,330,038.(xx)	1,303,959	1,303,959
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $1,020,214.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $107,136.(xx)	100,000	100,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $7,003,294, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/15/19-2/15/45; total market value $7,140,001.(xx)	7,000,000	7,000,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $8,003,951, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $8,897,613.(xx)	8,000,000	8,000,000

Total Repurchase Agreements		19,403,959

Total Short-Term Investments (0.3%) (Cost $19,403,959)		19,403,959

Total Investments in Securities (99.4%) (Cost $2,352,599,626)		5,659,909,105
Other Assets Less Liabilities (0.6%)		34,688,401

Net Assets (100%)		$5,694,597,506

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $24,724,800.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $62,623,457. This was collateralized by $45,197,208 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $19,403,959 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	79	6/2019	USD	6,098,010	(115,756)
S&P 500 E-Mini Index	298	6/2019	USD	42,283,220	298,668

					182,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$512,474,725	$—	$—		$512,474,725
Consumer Discretionary	585,349,970	—	—		585,349,970
Consumer Staples	368,507,262	—	—		368,507,262
Energy	286,172,201	—	—		286,172,201
Financials	742,463,925	—	—		742,463,925
Health Care	808,275,771	—	—		808,275,771
Industrials	571,986,013	—	—		571,986,013
Information Technology	1,189,810,127	—	—		1,189,810,127
Materials	166,941,313	—	—		166,941,313
Real Estate	227,321,182	—	—		227,321,182
Utilities	181,202,657	—	—		181,202,657
Futures	298,668	—	—		298,668
Rights
Communication Services	—	—	—	(a)	— (a)
Short-Term Investments
Repurchase Agreements	—	19,403,959	—		19,403,959

Total Assets	$5,640,803,814	$19,403,959	$—		$5,660,207,773

Liabilities:
Futures	$(115,756)	$—	$—		$(115,756)

Total Liabilities	$(115,756)	$—	$—		$(115,756)

Total	$5,640,688,058	$19,403,959	$—		$5,660,092,017

(a)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,581,208,173
Aggregate gross unrealized depreciation	(295,855,872)

Net unrealized appreciation	$3,285,352,301

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,374,739,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A
4.950%, 1/15/23	$1,021,222	$1,058,292
Series 2015-1 A
3.375%, 5/1/27	2,484,250	2,430,342
Series 2017-2 AA
3.350%, 10/15/29	340,529	332,118
Delta Air Lines Pass-Through Trust,
Series 2019-1 AA
3.204%, 4/25/24	150,000	152,325

Total Asset-Backed Securities		3,973,077

Corporate Bonds (36.9%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
3.200%, 3/1/22	835,000	841,551
3.800%, 3/1/24	1,000,000	1,021,479
4.450%, 4/1/24	1,500,000	1,576,752
3.950%, 1/15/25	1,000,000	1,020,349
3.400%, 5/15/25	4,000,000	3,969,750
4.125%, 2/17/26	2,750,000	2,806,680
4.250%, 3/1/27	2,500,000	2,569,893
4.100%, 2/15/28	9,453,000	9,526,149
4.350%, 3/1/29	1,665,000	1,696,661
4.300%, 2/15/30	8,159,000	8,249,465
British Telecommunications plc
4.500%, 12/4/23	500,000	521,592
5.125%, 12/4/28	500,000	535,789
Orange SA
4.125%, 9/14/21	1,000,000	1,034,906
Telefonica Emisiones SA
5.134%, 4/27/20	629,000	643,831
5.462%, 2/16/21	2,456,000	2,567,167
4.570%, 4/27/23	500,000	527,861
4.103%, 3/8/27(x)	440,000	446,485
TELUS Corp.
2.800%, 2/16/27	400,000	379,411
Verizon Communications, Inc.
3.500%, 11/1/24	1,750,000	1,788,570
3.376%, 2/15/25	1,000,000	1,010,719
2.625%, 8/15/26	2,265,000	2,160,248
4.125%, 3/16/27	2,250,000	2,353,018
4.329%, 9/21/28	17,738,000	18,730,695
3.875%, 2/8/29	140,000	143,148

		66,122,169

Entertainment (0.3%)
Activision Blizzard, Inc.
2.300%, 9/15/21	470,000	463,085
2.600%, 6/15/22	250,000	247,816
3.400%, 9/15/26	600,000	586,918
3.400%, 6/15/27	310,000	298,960
Electronic Arts, Inc.
3.700%, 3/1/21	500,000	507,901
4.800%, 3/1/26	600,000	640,219
NBCUniversal Media LLC
5.150%, 4/30/20	1,983,000	2,033,044
4.375%, 4/1/21	1,971,000	2,036,269
2.875%, 1/15/23	156,000	156,541
TWDC Enterprises 18 Corp.
1.800%, 6/5/20	500,000	495,598
2.150%, 9/17/20	500,000	497,124
3.750%, 6/1/21	181,000	185,633
2.750%, 8/16/21	1,000,000	1,004,828
2.550%, 2/15/22	2,000,000	1,999,070
2.450%, 3/4/22	535,000	533,331
2.350%, 12/1/22	650,000	643,009
3.150%, 9/17/25	500,000	509,590
1.850%, 7/30/26	465,000	431,294
2.950%, 6/15/27(x)	1,000,000	996,057
Viacom, Inc.
3.875%, 12/15/21	125,000	127,100
4.250%, 9/1/23	1,100,000	1,142,417
Walt Disney Co. (The)
5.650%, 8/15/20§	594,000	617,837
4.500%, 2/15/21§	500,000	517,714
3.000%, 9/15/22§	1,000,000	1,010,605
3.700%, 10/15/25§	2,040,000	2,118,230
3.375%, 11/15/26§	300,000	307,309
Warner Media LLC
3.400%, 6/15/22	500,000	505,556
4.050%, 12/15/23	1,250,000	1,293,768
3.550%, 6/1/24	2,000,000	2,018,673
3.800%, 2/15/27	1,000,000	991,303

		24,916,799

Interactive Media & Services (0.1%)
Alphabet, Inc.
3.625%, 5/19/21	950,000	973,773
3.375%, 2/25/24	500,000	519,059
1.998%, 8/15/26	2,000,000	1,890,036
Baidu, Inc.
3.000%, 6/30/20	900,000	901,373
3.500%, 11/28/22	500,000	502,718
3.875%, 9/29/23	1,250,000	1,273,419
4.375%, 5/14/24	1,250,000	1,298,036
4.125%, 6/30/25	695,000	709,890
4.375%, 3/29/28	290,000	297,892
4.875%, 11/14/28	315,000	335,988

		8,702,184

Media (0.5%)
CBS Corp.
3.375%, 3/1/22	2,000,000	2,018,694
2.500%, 2/15/23	1,000,000	974,726
2.900%, 6/1/23	200,000	197,481
3.375%, 2/15/28	570,000	541,281
Charter Communications Operating LLC
3.579%, 7/23/20	1,165,000	1,173,271
4.464%, 7/23/22	1,850,000	1,909,385
4.500%, 2/1/24	1,000,000	1,037,700
4.908%, 7/23/25	3,850,000	4,063,290
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	76,094
Comcast Corp.
3.300%, 10/1/20	875,000	882,780
3.450%, 10/1/21	830,000	845,694
1.625%, 1/15/22	750,000	729,142
3.125%, 7/15/22	1,050,000	1,063,766
2.850%, 1/15/23	2,150,000	2,155,534
2.750%, 3/1/23	1,500,000	1,497,708
3.000%, 2/1/24	750,000	751,164
3.600%, 3/1/24	2,000,000	2,056,321
3.700%, 4/15/24	1,110,000	1,146,825
3.950%, 10/15/25	1,750,000	1,824,803
3.150%, 3/1/26	2,000,000	1,989,848
4.150%, 10/15/28	1,525,000	1,603,401
Discovery Communications LLC
2.800%, 6/15/20§	500,000	498,643
4.375%, 6/15/21	62,000	63,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.300%, 5/15/22	$500,000	$501,288
3.500%, 6/15/22§	500,000	504,259
2.950%, 3/20/23	875,000	866,980
3.250%, 4/1/23	1,000,000	996,829
3.900%, 11/15/24§	800,000	807,995
3.950%, 6/15/25§	500,000	502,337
4.900%, 3/11/26	500,000	523,536
Fox Corp.
3.666%, 1/25/22§	185,000	188,760
4.030%, 1/25/24§	575,000	596,127
4.709%, 1/25/29§	730,000	780,356
Interpublic Group of Cos., Inc. (The)
3.500%, 10/1/20	250,000	252,181
3.750%, 10/1/21	250,000	253,981
4.650%, 10/1/28	250,000	259,062
Omnicom Group, Inc.
4.450%, 8/15/20	1,280,000	1,307,079
3.625%, 5/1/22	1,281,000	1,302,829
3.650%, 11/1/24	750,000	755,675
Time Warner Cable LLC
4.000%, 9/1/21	1,500,000	1,519,800
WPP Finance 2010
4.750%, 11/21/21	160,000	165,630
3.750%, 9/19/24	1,000,000	981,775

		42,167,739

Wireless Telecommunication Services (0.1%)
America Movil SAB de CV
3.125%, 7/16/22	1,200,000	1,207,740
Rogers Communications, Inc.
3.000%, 3/15/23	750,000	751,457
3.625%, 12/15/25	500,000	511,364
2.900%, 11/15/26	500,000	483,261
Vodafone Group plc
2.500%, 9/26/22	700,000	686,096
2.950%, 2/19/23	1,306,000	1,291,706
3.750%, 1/16/24	700,000	706,338
4.125%, 5/30/25	500,000	508,229
4.375%, 5/30/28	875,000	889,816

		7,036,007

Total Communication Services		148,944,898

Consumer Discretionary (1.5%)
Auto Components (0.1%)
Aptiv Corp.
4.150%, 3/15/24	865,000	889,052
Aptiv plc
4.350%, 3/15/29	105,000	106,480
BorgWarner, Inc.
3.375%, 3/15/25	800,000	792,849
Lear Corp.
5.250%, 1/15/25	1,190,000	1,237,600
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,221,650
4.150%, 10/1/25	250,000	261,820

		4,509,451

Automobiles (0.0%)
Ford Motor Co.
4.346%, 12/8/26(x)	1,250,000	1,156,971
General Motors Co.
5.000%, 10/1/28	750,000	741,541
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	387,836
Toyota Motor Corp.
3.183%, 7/20/21	500,000	505,608
3.419%, 7/20/23	500,000	513,326
3.669%, 7/20/28	355,000	369,087

		3,674,369

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.
3.950%, 10/15/20	666,000	677,692
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	264,415
4.375%, 9/15/28	950,000	967,672
Marriott International, Inc.
3.375%, 10/15/20	626,000	629,986
2.300%, 1/15/22	500,000	490,220
3.250%, 9/15/22	1,700,000	1,707,740
3.600%, 4/15/24	350,000	353,059
Series AA
4.650%, 12/1/28	500,000	528,061
Series R
3.125%, 6/15/26	500,000	481,949
Series X
4.000%, 4/15/28	500,000	504,320
Series Z
4.150%, 12/1/23	500,000	518,446
McDonald’s Corp.
2.200%, 5/26/20	750,000	746,766
3.500%, 7/15/20	150,000	151,667
2.750%, 12/9/20	320,000	320,554
3.625%, 5/20/21	400,000	407,908
2.625%, 1/15/22	750,000	748,333
3.350%, 4/1/23	735,000	749,519
3.250%, 6/10/24	1,000,000	1,020,510
3.375%, 5/26/25	750,000	761,787
3.700%, 1/30/26	1,500,000	1,548,610
3.500%, 3/1/27	775,000	784,564
3.800%, 4/1/28	1,100,000	1,132,703
Royal Caribbean Cruises Ltd.
2.650%, 11/28/20	110,000	109,537
5.250%, 11/15/22	1,000,000	1,066,545
Sands China Ltd.
4.600%, 8/8/23	555,000	569,688
5.125%, 8/8/25	500,000	522,292
5.400%, 8/8/28	620,000	646,781
Starbucks Corp.
2.200%, 11/22/20	190,000	188,672
2.100%, 2/4/21	300,000	297,246
2.700%, 6/15/22	400,000	399,907
3.100%, 3/1/23	750,000	756,305
3.850%, 10/1/23	850,000	884,717
3.800%, 8/15/25	700,000	719,191
2.450%, 6/15/26	500,000	473,480
3.500%, 3/1/28(x)	750,000	757,351
4.000%, 11/15/28(x)	800,000	831,493

		23,719,686

Household Durables (0.1%)
DR Horton, Inc.
2.550%, 12/1/20	175,000	173,761
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	249,817
3.800%, 11/15/24	300,000	302,099
3.500%, 11/15/27	500,000	478,247
4.400%, 3/15/29	350,000	352,928
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,230,725
Newell Brands, Inc.
3.850%, 4/1/23	1,075,000	1,063,455
4.000%, 12/1/24	400,000	383,794
4.200%, 4/1/26	3,100,000	2,949,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NVR, Inc.
3.950%, 9/15/22	$150,000	$154,377
Tupperware Brands Corp.
4.750%, 6/1/21	500,000	514,493
Whirlpool Corp.
4.850%, 6/15/21	400,000	415,349
3.700%, 5/1/25	500,000	501,758
4.750%, 2/26/29	150,000	153,401

		8,924,188

Internet & Direct Marketing Retail (0.4%)
Alibaba Group Holding Ltd.
3.125%, 11/28/21	1,300,000	1,306,287
2.800%, 6/6/23	535,000	530,304
3.600%, 11/28/24(x)	2,500,000	2,553,690
3.400%, 12/6/27	1,780,000	1,746,508
Amazon.com, Inc.
1.900%, 8/21/20	455,000	451,028
3.300%, 12/5/21(x)	1,050,000	1,073,195
2.500%, 11/29/22	1,200,000	1,195,825
2.400%, 2/22/23	680,000	673,712
2.800%, 8/22/24	375,000	376,118
3.800%, 12/5/24	1,000,000	1,058,169
5.200%, 12/3/25	500,000	570,238
3.150%, 8/22/27	4,000,000	4,018,696
Booking Holdings, Inc.
2.750%, 3/15/23	650,000	645,547
3.650%, 3/15/25	600,000	611,108
3.600%, 6/1/26	500,000	506,590
eBay, Inc.
2.150%, 6/5/20	290,000	287,618
3.250%, 10/15/20	362,000	363,765
2.875%, 8/1/21(x)	1,150,000	1,148,017
3.800%, 3/9/22	1,250,000	1,274,963
2.600%, 7/15/22	1,100,000	1,084,470
2.750%, 1/30/23	500,000	493,750
3.600%, 6/5/27	750,000	729,220
Expedia Group, Inc.
5.950%, 8/15/20	1,394,000	1,444,756
JD.com, Inc.
3.125%, 4/29/21	500,000	496,027
3.875%, 4/29/26	500,000	487,078
QVC, Inc.
5.125%, 7/2/22	500,000	524,560
4.375%, 3/15/23	300,000	303,690
4.850%, 4/1/24	500,000	510,915
4.450%, 2/15/25	670,000	669,062

		27,134,906

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	500,000	501,668
3.500%, 9/15/27	290,000	278,910

		780,578

Multiline Retail (0.2%)
Dollar General Corp.
3.250%, 4/15/23	1,150,000	1,153,074
4.150%, 11/1/25	125,000	130,701
3.875%, 4/15/27	500,000	503,768
Dollar Tree, Inc.
3.700%, 5/15/23	875,000	887,524
4.000%, 5/15/25	2,000,000	2,023,269
Kohl’s Corp.
4.250%, 7/17/25	750,000	767,587
Macy’s Retail Holdings, Inc.
3.450%, 1/15/21(x)	500,000	500,512
3.875%, 1/15/22	400,000	403,056
4.375%, 9/1/23	635,000	639,043
3.625%, 6/1/24	1,000,000	961,065
Nordstrom, Inc.
4.750%, 5/1/20	584,000	595,681
4.000%, 10/15/21	600,000	614,929
4.000%, 3/15/27	210,000	205,754
Target Corp.
3.875%, 7/15/20	1,000,000	1,017,495
2.500%, 4/15/26(x)	2,000,000	1,941,104
3.375%, 4/15/29	750,000	759,611

		13,104,173

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	166,277
4.500%, 12/1/23	1,000,000	1,047,871
AutoNation, Inc.
3.350%, 1/15/21	375,000	375,258
3.500%, 11/15/24	400,000	383,137
4.500%, 10/1/25	215,000	213,837
3.800%, 11/15/27	500,000	462,215
AutoZone, Inc.
4.000%, 11/15/20	1,956,000	1,982,891
3.700%, 4/15/22	350,000	356,976
3.250%, 4/15/25	333,000	328,748
3.125%, 4/21/26	125,000	121,490
3.750%, 6/1/27	500,000	502,831
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	1,006,581
Home Depot, Inc. (The)
1.800%, 6/5/20	529,000	524,949
2.000%, 4/1/21	1,500,000	1,486,189
4.400%, 4/1/21	650,000	673,681
3.250%, 3/1/22	155,000	158,217
2.625%, 6/1/22	1,750,000	1,757,608
2.700%, 4/1/23	800,000	804,002
3.750%, 2/15/24	1,000,000	1,053,721
3.350%, 9/15/25	490,000	504,843
3.000%, 4/1/26	750,000	752,541
2.125%, 9/15/26	625,000	590,620
2.800%, 9/14/27	750,000	737,304
3.900%, 12/6/28	290,000	306,407
Lowe’s Cos., Inc.
4.625%, 4/15/20	1,089,000	1,100,969
3.120%, 4/15/22	750,000	756,832
3.875%, 9/15/23	1,000,000	1,043,646
3.125%, 9/15/24	500,000	499,049
3.375%, 9/15/25	510,000	512,509
2.500%, 4/15/26	750,000	704,981
3.100%, 5/3/27	750,000	726,077
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	294,565
4.625%, 9/15/21	300,000	312,629
3.800%, 9/1/22	300,000	307,054
3.850%, 6/15/23	250,000	256,921
3.550%, 3/15/26	500,000	497,098
4.350%, 6/1/28	800,000	837,595
TJX Cos., Inc. (The)
2.750%, 6/15/21	750,000	753,360
2.500%, 5/15/23	450,000	448,191
2.250%, 9/15/26	500,000	472,464

		25,822,134

Textiles, Apparel & Luxury Goods (0.1%)
Cintas Corp. No. 2
2.900%, 4/1/22	600,000	602,300
3.700%, 4/1/27	600,000	614,490
NIKE, Inc.
2.250%, 5/1/23	450,000	444,506
2.375%, 11/1/26	1,000,000	964,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Ralph Lauren Corp.
2.625%, 8/18/20(x)	$400,000	$399,386
3.750%, 9/15/25	350,000	359,398
Tapestry, Inc.
3.000%, 7/15/22	500,000	491,788
4.250%, 4/1/25	500,000	502,773

		4,379,080

Total Consumer Discretionary		112,048,565

Consumer Staples (2.3%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25	8,935,000	9,291,391
4.000%, 4/13/28	1,345,000	1,361,738
4.750%, 1/23/29	3,470,000	3,694,018
Beam Suntory, Inc.
3.250%, 5/15/22	250,000	251,191
Brown-Forman Corp.
3.500%, 4/15/25	210,000	214,970
Coca-Cola Co. (The)
1.875%, 10/27/20	750,000	742,474
2.450%, 11/1/20	1,000,000	998,704
3.150%, 11/15/20	1,001,000	1,010,783
1.550%, 9/1/21	750,000	734,654
3.300%, 9/1/21(x)	1,000,000	1,017,024
2.200%, 5/25/22	355,000	352,726
2.500%, 4/1/23	1,000,000	999,978
3.200%, 11/1/23	2,650,000	2,725,206
2.875%, 10/27/25	850,000	852,397
2.550%, 6/1/26	500,000	488,393
2.250%, 9/1/26	1,000,000	954,244
2.900%, 5/25/27(x)	500,000	494,889
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	254,366
Coca-Cola Femsa SAB de CV
3.875%, 11/26/23	500,000	516,298
Constellation Brands, Inc.
2.250%, 11/6/20	500,000	494,886
3.750%, 5/1/21(x)	395,000	401,034
2.700%, 5/9/22	225,000	222,749
2.650%, 11/7/22	500,000	493,040
3.200%, 2/15/23	1,000,000	1,004,764
4.250%, 5/1/23	1,470,000	1,534,201
4.400%, 11/15/25	335,000	350,221
3.700%, 12/6/26	750,000	745,326
3.500%, 5/9/27	300,000	292,999
3.600%, 2/15/28	1,000,000	977,481
4.650%, 11/15/28	310,000	327,369
Diageo Capital plc
3.000%, 5/18/20	415,000	416,571
2.625%, 4/29/23	1,500,000	1,493,579
3.500%, 9/18/23	465,000	479,590
3.875%, 5/18/28	400,000	422,592
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,005,126
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	146,044
Keurig Dr Pepper, Inc.
3.551%, 5/25/21§	1,000,000	1,010,529
4.057%, 5/25/23§	750,000	771,131
3.130%, 12/15/23	500,000	491,966
4.417%, 5/25/25§	1,100,000	1,139,910
3.400%, 11/15/25	1,250,000	1,218,631
2.550%, 9/15/26	200,000	182,405
4.597%, 5/25/28§	1,000,000	1,040,765
Molson Coors Brewing Co.
2.100%, 7/15/21	500,000	490,306
3.500%, 5/1/22	500,000	506,253
3.000%, 7/15/26	680,000	643,060
PepsiCo, Inc.
2.150%, 10/14/20	750,000	746,322
3.125%, 11/1/20	250,000	252,433
2.000%, 4/15/21	750,000	743,394
1.700%, 10/6/21	1,250,000	1,227,526
2.750%, 3/5/22	1,750,000	1,765,695
2.250%, 5/2/22	750,000	745,592
3.100%, 7/17/22	750,000	765,124
2.750%, 3/1/23	1,000,000	1,008,738
3.600%, 3/1/24	1,000,000	1,044,449
3.500%, 7/17/25	750,000	779,294
2.850%, 2/24/26	300,000	297,405
2.375%, 10/6/26	670,000	642,088
3.000%, 10/15/27	750,000	743,237

		56,019,269

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
2.300%, 5/18/22	1,750,000	1,739,961
3.000%, 5/18/27	2,500,000	2,497,873
Kroger Co. (The)
3.300%, 1/15/21	100,000	100,627
2.600%, 2/1/21	250,000	248,439
2.950%, 11/1/21	960,000	959,835
3.400%, 4/15/22	350,000	354,718
3.850%, 8/1/23	1,250,000	1,287,469
4.000%, 2/1/24	190,000	195,371
2.650%, 10/15/26	600,000	552,781
4.500%, 1/15/29	350,000	356,932
Sysco Corp.
2.600%, 10/1/20	500,000	498,261
2.500%, 7/15/21	715,000	709,922
3.550%, 3/15/25	500,000	508,247
3.300%, 7/15/26	1,000,000	991,499
3.250%, 7/15/27	1,150,000	1,124,361
Walgreen Co.
3.100%, 9/15/22	1,281,000	1,288,190
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	940,000	952,697
3.800%, 11/18/24	2,000,000	2,035,520
3.450%, 6/1/26	1,500,000	1,461,809
Walmart, Inc.
2.850%, 6/23/20	1,000,000	1,003,365
1.900%, 12/15/20	950,000	940,492
3.125%, 6/23/21	2,000,000	2,027,359
2.350%, 12/15/22	1,000,000	991,210
2.550%, 4/11/23	1,650,000	1,644,661
3.400%, 6/26/23	1,750,000	1,801,858
3.300%, 4/22/24	2,000,000	2,059,600
2.650%, 12/15/24	975,000	973,299
3.550%, 6/26/25	1,200,000	1,245,914
3.700%, 6/26/28	2,000,000	2,100,900

		32,653,170

Food Products (0.6%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21(e)	250,000	259,258
3.375%, 3/15/22	590,000	603,133
2.500%, 8/11/26	500,000	477,568
Bunge Ltd. Finance Corp.
3.500%, 11/24/20	625,000	627,629
3.000%, 9/25/22	230,000	228,819
4.350%, 3/15/24	750,000	758,527
3.250%, 8/15/26	215,000	192,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 9/25/27	$225,000	$204,284
Campbell Soup Co.
3.300%, 3/15/21	665,000	668,363
4.250%, 4/15/21	100,000	102,341
2.500%, 8/2/22	363,000	353,951
3.650%, 3/15/23	1,000,000	1,012,427
3.950%, 3/15/25	750,000	755,788
3.300%, 3/19/25	450,000	435,644
4.150%, 3/15/28	1,000,000	990,766
Conagra Brands, Inc.
3.800%, 10/22/21	290,000	295,858
3.200%, 1/25/23	1,805,000	1,804,936
4.300%, 5/1/24	300,000	310,497
4.600%, 11/1/25	535,000	561,750
4.850%, 11/1/28(x)	885,000	929,600
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	518,325
General Mills, Inc.
3.200%, 4/16/21	165,000	166,392
3.150%, 12/15/21	1,000,000	1,007,212
2.600%, 10/12/22	500,000	492,706
3.700%, 10/17/23	480,000	491,105
4.000%, 4/17/25	500,000	515,761
4.200%, 4/17/28(x)	375,000	389,104
Hershey Co. (The)
2.900%, 5/15/20	350,000	351,709
4.125%, 12/1/20	500,000	512,684
3.100%, 5/15/21	195,000	196,986
3.375%, 5/15/23	475,000	492,100
3.200%, 8/21/25	300,000	306,435
2.300%, 8/15/26	500,000	474,490
Ingredion, Inc.
4.625%, 11/1/20	269,000	275,353
3.200%, 10/1/26	200,000	190,061
JM Smucker Co. (The)
3.500%, 10/15/21	750,000	762,527
3.500%, 3/15/25	720,000	720,277
3.375%, 12/15/27(x)	850,000	827,918
Kellogg Co.
4.000%, 12/15/20	542,000	552,889
3.250%, 5/14/21	270,000	272,407
3.125%, 5/17/22	500,000	501,219
2.650%, 12/1/23	1,100,000	1,075,250
3.400%, 11/15/27	650,000	624,614
4.300%, 5/15/28	500,000	512,568
Kraft Heinz Foods Co.
2.800%, 7/2/20	900,000	898,229
3.375%, 6/15/21	135,000	135,910
3.500%, 6/6/22(x)	1,700,000	1,719,723
3.500%, 7/15/22	900,000	909,136
4.000%, 6/15/23(x)	1,000,000	1,026,241
3.950%, 7/15/25	1,100,000	1,106,179
3.000%, 6/1/26	1,925,000	1,794,332
McCormick & Co., Inc.
2.700%, 8/15/22	500,000	496,568
3.150%, 8/15/24	500,000	497,774
3.400%, 8/15/27	750,000	732,575
Mead Johnson Nutrition Co.
3.000%, 11/15/20	310,000	310,739
4.125%, 11/15/25	610,000	643,381
Mondelez International, Inc.
3.000%, 5/7/20	500,000	500,648
3.625%, 5/7/23	750,000	766,599
3.625%, 2/13/26	750,000	759,171
4.125%, 5/7/28	750,000	779,897
Tyson Foods, Inc.
2.250%, 8/23/21	165,000	162,424
4.500%, 6/15/22	1,375,000	1,439,863
3.900%, 9/28/23	280,000	288,176
4.000%, 3/1/26	250,000	255,251
3.550%, 6/2/27	975,000	953,980
4.350%, 3/1/29	325,000	334,929
Unilever Capital Corp.
1.800%, 5/5/20	488,000	484,498
2.100%, 7/30/20	400,000	397,077
4.250%, 2/10/21	350,000	360,929
2.750%, 3/22/21(x)	500,000	502,119
1.375%, 7/28/21	295,000	287,029
3.000%, 3/7/22	500,000	504,613
2.200%, 5/5/22	1,000,000	985,559
3.125%, 3/22/23(x)	750,000	759,282
3.250%, 3/7/24	585,000	593,988
2.600%, 5/5/24	750,000	739,038
3.375%, 3/22/25	500,000	511,506
3.100%, 7/30/25	300,000	302,770
2.000%, 7/28/26	250,000	233,719
2.900%, 5/5/27	1,000,000	985,347
3.500%, 3/22/28(x)	1,000,000	1,025,360

		48,988,412

Household Products (0.2%)
Clorox Co. (The)
3.800%, 11/15/21	500,000	514,626
3.050%, 9/15/22	610,000	617,341
3.500%, 12/15/24	500,000	517,995
3.100%, 10/1/27	500,000	493,016
3.900%, 5/15/28	500,000	521,808
Colgate-Palmolive Co.
2.300%, 5/3/22	1,000,000	995,225
2.250%, 11/15/22	300,000	297,520
2.100%, 5/1/23	1,000,000	983,538
3.250%, 3/15/24(x)	500,000	514,472
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	301,700
2.750%, 2/15/26	250,000	246,266
3.950%, 11/1/28	375,000	399,263
Procter & Gamble Co. (The)
1.900%, 10/23/20	350,000	347,162
1.700%, 11/3/21	500,000	490,681
2.150%, 8/11/22	2,000,000	1,981,086
3.100%, 8/15/23	2,625,000	2,690,081
2.450%, 11/3/26(x)	500,000	487,440
2.850%, 8/11/27(x)	1,000,000	998,867

		13,398,087

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
1.700%, 5/10/21(x)	300,000	293,934
3.150%, 3/15/27	500,000	500,999

		794,933

Tobacco (0.4%)
Altria Group, Inc.
4.750%, 5/5/21	950,000	987,003
3.490%, 2/14/22	185,000	187,823
2.850%, 8/9/22	1,700,000	1,692,099
2.950%, 5/2/23	156,000	154,828
3.800%, 2/14/24	415,000	421,775
4.400%, 2/14/26	375,000	386,295
2.625%, 9/16/26	430,000	393,179
4.800%, 2/14/29	1,125,000	1,160,595
BAT Capital Corp.
2.297%, 8/14/20	1,250,000	1,237,136
2.764%, 8/15/22	1,250,000	1,226,386
3.222%, 8/15/24	2,250,000	2,195,686
3.557%, 8/15/27	3,250,000	3,071,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Philip Morris International, Inc.
4.125%, 5/17/21	$300,000	$308,878
2.625%, 2/18/22	375,000	374,123
2.375%, 8/17/22	1,000,000	987,499
2.500%, 8/22/22	1,000,000	991,345
2.500%, 11/2/22	600,000	593,879
2.625%, 3/6/23	1,150,000	1,140,681
2.125%, 5/10/23	625,000	606,780
3.600%, 11/15/23	600,000	616,187
3.250%, 11/10/24	500,000	503,836
3.375%, 8/11/25	250,000	252,780
3.125%, 8/17/27	1,000,000	982,950
Reynolds American, Inc.
6.875%, 5/1/20	1,266,000	1,316,625
3.250%, 6/12/20	162,000	162,338
4.000%, 6/12/22	600,000	613,125
4.850%, 9/15/23	1,500,000	1,580,889
4.450%, 6/12/25	2,035,000	2,089,000

		26,235,506

Total Consumer Staples		178,089,377

Energy (3.0%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
3.200%, 8/15/21	286,000	288,314
2.773%, 12/15/22	1,000,000	993,801
3.337%, 12/15/27	1,250,000	1,215,450
Halliburton Co.
3.250%, 11/15/21	350,000	353,857
3.500%, 8/1/23	800,000	816,625
3.800%, 11/15/25	1,562,000	1,594,626
Helmerich & Payne, Inc.
4.650%, 3/15/25	300,000	314,571
National Oilwell Varco, Inc.
2.600%, 12/1/22	687,000	674,383
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	500,000	473,299
Schlumberger Investment SA
3.650%, 12/1/23	1,500,000	1,553,951
TechnipFMC plc
3.450%, 10/1/22	400,000	403,091

		8,681,968

Oil, Gas & Consumable Fuels (2.9%)
Anadarko Petroleum Corp.
4.850%, 3/15/21	379,000	390,105
5.550%, 3/15/26	1,250,000	1,360,750
Andeavor Logistics LP
3.500%, 12/1/22	865,000	875,657
Apache Corp.
3.625%, 2/1/21	614,000	619,273
3.250%, 4/15/22	285,000	285,544
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	517,667
5.950%, 6/1/26	250,000	264,057
BP Capital Markets America, Inc.
4.500%, 10/1/20	1,637,000	1,680,970
4.742%, 3/11/21	1,000,000	1,039,359
2.112%, 9/16/21	650,000	640,395
3.245%, 5/6/22	1,375,000	1,396,970
2.520%, 9/19/22	500,000	494,873
2.750%, 5/10/23	1,000,000	996,727
3.216%, 11/28/23	500,000	506,940
3.790%, 2/6/24	415,000	429,095
3.224%, 4/14/24	1,500,000	1,516,033
3.410%, 2/11/26	750,000	763,688
3.119%, 5/4/26	500,000	496,970
4.234%, 11/6/28	1,250,000	1,336,290
BP Capital Markets plc
3.561%, 11/1/21	1,500,000	1,530,075
2.500%, 11/6/22	1,500,000	1,485,659
3.994%, 9/26/23	500,000	523,330
3.814%, 2/10/24	1,150,000	1,195,755
3.535%, 11/4/24	1,150,000	1,176,908
3.279%, 9/19/27	3,250,000	3,238,131
Buckeye Partners LP
4.875%, 2/1/21	1,420,000	1,455,358
Canadian Natural Resources Ltd.
2.950%, 1/15/23	1,425,000	1,412,506
3.800%, 4/15/24	64,000	65,255
3.850%, 6/1/27	1,300,000	1,301,057
Cenovus Energy, Inc.
3.000%, 8/15/22	765,000	750,534
4.250%, 4/15/27(x)	1,250,000	1,230,175
Chevron Corp.
2.427%, 6/24/20	2,250,000	2,245,904
2.419%, 11/17/20	750,000	748,714
2.100%, 5/16/21	1,500,000	1,488,298
2.411%, 3/3/22	500,000	498,383
2.355%, 12/5/22	1,800,000	1,787,320
2.566%, 5/16/23	1,250,000	1,250,620
3.191%, 6/24/23	1,425,000	1,459,878
3.326%, 11/17/25	1,000,000	1,027,882
2.954%, 5/16/26	1,500,000	1,503,121
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	1,038,351
4.375%, 3/15/29	350,000	360,237
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	2,450,000	2,423,405
CNOOC Finance 2015 Australia Pty. Ltd.
2.625%, 5/5/20	1,000,000	996,284
CNOOC Finance 2015 USA LLC
3.750%, 5/2/23(x)	200,000	203,525
3.500%, 5/5/25	1,600,000	1,615,640
4.375%, 5/2/28	200,000	213,303
CNOOC Nexen Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,147,888
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	250,000	250,964
4.500%, 6/1/25	400,000	416,519
Concho Resources, Inc.
4.375%, 1/15/25	750,000	773,961
3.750%, 10/1/27	750,000	743,266
ConocoPhillips Co.
4.950%, 3/15/26	750,000	839,469
Continental Resources, Inc.
5.000%, 9/15/22	1,247,000	1,255,480
4.500%, 4/15/23	1,165,000	1,203,095
3.800%, 6/1/24	785,000	788,941
4.375%, 1/15/28	790,000	809,987
Devon Energy Corp.
4.000%, 7/15/21	837,000	852,066
3.250%, 5/15/22	750,000	758,040
5.850%, 12/15/25	500,000	568,690
Ecopetrol SA
5.875%, 9/18/23(x)	1,000,000	1,092,250
4.125%, 1/16/25	1,000,000	1,012,500
Enable Midstream Partners LP
3.900%, 5/15/24(e)	750,000	742,454
4.950%, 5/15/28	300,000	304,160
Enbridge Energy Partners LP
4.200%, 9/15/21	500,000	514,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Enbridge, Inc.
2.900%, 7/15/22	$500,000	$498,279
3.500%, 6/10/24	1,000,000	1,006,894
4.250%, 12/1/26	500,000	521,067
3.700%, 7/15/27	1,250,000	1,249,724
Encana Corp.
3.900%, 11/15/21	500,000	509,665
Energy Transfer Operating LP
4.150%, 10/1/20	800,000	812,996
4.650%, 6/1/21	1,500,000	1,549,854
5.200%, 2/1/22	1,000,000	1,050,787
3.600%, 2/1/23	1,150,000	1,158,112
4.200%, 9/15/23	250,000	257,175
4.500%, 4/15/24	250,000	261,398
4.050%, 3/15/25	2,000,000	2,029,484
4.750%, 1/15/26	1,250,000	1,305,884
4.950%, 6/15/28	375,000	392,763
Enterprise Products Operating LLC
5.200%, 9/1/20	1,500,000	1,548,960
2.800%, 2/15/21	500,000	499,729
2.850%, 4/15/21	1,055,000	1,054,320
3.500%, 2/1/22	400,000	407,581
4.050%, 2/15/22	500,000	516,507
3.350%, 3/15/23	1,356,000	1,374,048
3.750%, 2/15/25	1,415,000	1,461,654
4.150%, 10/16/28	600,000	629,031
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78(k)	500,000	443,750
Series D
(ICE LIBOR USD 3 Month + 2.99%), 4.875%, 8/16/77(k)	750,000	690,000
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77(k)	750,000	693,750
EOG Resources, Inc.
4.100%, 2/1/21	1,625,000	1,663,302
3.150%, 4/1/25	2,000,000	1,999,264
4.150%, 1/15/26	500,000	532,020
EQM Midstream Partners LP
4.750%, 7/15/23	750,000	764,775
4.000%, 8/1/24	415,000	405,870
EQT Corp.
2.500%, 10/1/20	280,000	275,993
4.875%, 11/15/21	156,000	161,540
3.000%, 10/1/22	465,000	456,115
3.900%, 10/1/27	1,500,000	1,403,574
Equinor ASA
2.900%, 11/8/20	1,170,000	1,175,906
2.750%, 11/10/21	1,000,000	1,004,754
3.150%, 1/23/22	1,000,000	1,015,392
2.450%, 1/17/23	500,000	496,449
2.650%, 1/15/24	500,000	497,053
3.700%, 3/1/24	1,000,000	1,040,932
3.250%, 11/10/24	600,000	614,854
3.625%, 9/10/28	600,000	625,606
Exxon Mobil Corp.
2.222%, 3/1/21	1,480,000	1,472,943
2.397%, 3/6/22	250,000	249,899
2.726%, 3/1/23	1,680,000	1,691,728
3.176%, 3/15/24	2,000,000	2,062,243
2.709%, 3/6/25	1,000,000	1,000,965
3.043%, 3/1/26	2,025,000	2,055,552
HollyFrontier Corp.
5.875%, 4/1/26	250,000	267,426
Husky Energy, Inc.
3.950%, 4/15/22	2,000,000	2,045,098
4.000%, 4/15/24	125,000	127,660
Kinder Morgan Energy Partners LP
6.500%, 4/1/20	375,000	387,916
5.300%, 9/15/20	202,000	208,581
3.500%, 3/1/21	2,040,000	2,056,832
5.800%, 3/1/21(x)	1,000,000	1,051,409
4.150%, 3/1/22	500,000	515,824
3.950%, 9/1/22	3,750,000	3,850,754
3.450%, 2/15/23	500,000	505,589
3.500%, 9/1/23	100,000	101,157
4.250%, 9/1/24	750,000	781,602
Kinder Morgan, Inc.
3.150%, 1/15/23	750,000	751,658
4.300%, 3/1/28	1,250,000	1,290,959
Magellan Midstream Partners LP
4.250%, 2/1/21	624,000	639,130
5.000%, 3/1/26	250,000	272,519
Marathon Oil Corp.
2.700%, 6/1/20	750,000	746,745
2.800%, 11/1/22	875,000	864,850
3.850%, 6/1/25	750,000	761,010
4.400%, 7/15/27	750,000	773,580
Marathon Petroleum Corp.
3.400%, 12/15/20	1,000,000	1,008,750
5.125%, 3/1/21	391,000	406,965
5.125%, 12/15/26§	2,000,000	2,156,712
3.800%, 4/1/28§	300,000	298,079
MPLX LP
3.375%, 3/15/23	500,000	503,689
4.875%, 12/1/24	1,000,000	1,069,271
4.000%, 2/15/25	300,000	305,102
4.875%, 6/1/25	1,500,000	1,599,290
4.125%, 3/1/27	2,085,000	2,099,373
Noble Energy, Inc.
4.150%, 12/15/21	156,000	159,737
3.900%, 11/15/24	1,500,000	1,511,183
Occidental Petroleum Corp.
3.125%, 2/15/22	1,500,000	1,521,329
2.600%, 4/15/22	900,000	899,383
2.700%, 2/15/23	1,156,000	1,153,404
3.400%, 4/15/26	355,000	362,686
Series 1
4.100%, 2/1/21	1,000,000	1,022,559
ONEOK Partners LP
3.375%, 10/1/22	150,000	151,192
5.000%, 9/15/23	1,000,000	1,062,835
ONEOK, Inc.
4.000%, 7/13/27	225,000	225,426
4.550%, 7/15/28	2,000,000	2,068,666
4.350%, 3/15/29	500,000	508,272
Petroleos Mexicanos
3.500%, 7/23/20	2,000,000	1,997,000
6.375%, 2/4/21	1,000,000	1,032,000
4.875%, 1/24/22	1,500,000	1,512,765
5.375%, 3/13/22	500,000	510,380
3.500%, 1/30/23	2,381,000	2,274,093
4.625%, 9/21/23	1,300,000	1,280,513
4.875%, 1/18/24(x)	2,000,000	1,973,980
2.378%, 4/15/25	702,000	696,735
2.460%, 12/15/25	700,000	683,886
4.500%, 1/23/26(x)	2,000,000	1,849,600
6.875%, 8/4/26	1,000,000	1,042,300
6.500%, 3/13/27	4,500,000	4,524,750
5.350%, 2/12/28	715,000	663,520
Phillips 66
4.300%, 4/1/22	2,250,000	2,343,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.900%, 3/15/28	$500,000	$509,751
Phillips 66 Partners LP
3.605%, 2/15/25	1,000,000	995,801
3.550%, 10/1/26	300,000	294,091
Pioneer Natural Resources Co.
3.450%, 1/15/21	500,000	504,059
4.450%, 1/15/26	1,250,000	1,309,882
Plains All American Pipeline LP
5.000%, 2/1/21	1,000,000	1,029,150
3.850%, 10/15/23	250,000	252,500
3.600%, 11/1/24	1,250,000	1,248,525
4.500%, 12/15/26	500,000	513,012
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)	3,615,000	3,754,561
5.750%, 5/15/24	2,215,000	2,438,522
5.625%, 3/1/25	2,215,000	2,431,579
5.000%, 3/15/27	3,000,000	3,176,377
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	1,000,919
3.375%, 10/15/26	315,000	308,944
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	250,000	256,254
3.450%, 1/15/23	750,000	757,744
4.250%, 4/1/24	1,000,000	1,031,664
5.950%, 12/1/25	250,000	279,333
3.900%, 7/15/26	500,000	497,312
TC PipeLines LP
4.375%, 3/13/25	1,000,000	1,021,534
3.900%, 5/25/27	200,000	197,177
Total Capital Canada Ltd.
2.750%, 7/15/23	1,000,000	999,718
Total Capital International SA
2.875%, 2/17/22	250,000	252,149
2.700%, 1/25/23	1,187,000	1,188,663
3.750%, 4/10/24	2,000,000	2,079,395
3.455%, 2/19/29	750,000	766,859
Total Capital SA
4.450%, 6/24/20	825,000	843,698
4.125%, 1/28/21	1,100,000	1,131,257
4.250%, 12/15/21	500,000	521,780
3.883%, 10/11/28	250,000	265,075
TransCanada PipeLines Ltd.
3.800%, 10/1/20	1,298,000	1,316,913
2.500%, 8/1/22	850,000	841,237
4.875%, 1/15/26	550,000	594,201
4.250%, 5/15/28	1,750,000	1,831,132
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	505,487
Valero Energy Corp.
3.650%, 3/15/25	600,000	608,503
3.400%, 9/15/26	350,000	341,983
4.350%, 6/1/28	350,000	362,594
4.000%, 4/1/29	765,000	772,422
Valero Energy Partners LP
4.375%, 12/15/26	215,000	221,656
4.500%, 3/15/28	500,000	519,985
Western Midstream Operating LP
4.000%, 7/1/22	500,000	507,105
3.950%, 6/1/25	1,400,000	1,378,300
4.650%, 7/1/26	250,000	253,625
4.750%, 8/15/28	270,000	272,144
Williams Cos., Inc. (The)
4.125%, 11/15/20	250,000	254,097
4.000%, 11/15/21	750,000	768,687
3.600%, 3/15/22	1,500,000	1,522,181
3.350%, 8/15/22	1,200,000	1,206,743
3.700%, 1/15/23	325,000	330,855
4.500%, 11/15/23	1,000,000	1,049,042
4.550%, 6/24/24	1,270,000	1,340,476
4.000%, 9/15/25	2,500,000	2,562,382
3.750%, 6/15/27	500,000	497,187

		220,697,058

Total Energy		229,379,026

Financials (15.2%)
Banks (9.6%)
Agricultural Bank of China Ltd.
2.750%, 5/21/20	500,000	497,652
Associated Bank NA
3.500%, 8/13/21	250,000	252,305
Australia & New Zealand Banking Group Ltd.
2.125%, 8/19/20	750,000	743,902
2.250%, 11/9/20(x)	500,000	496,192
2.700%, 11/16/20	500,000	499,613
3.300%, 5/17/21	500,000	503,755
2.300%, 6/1/21	1,650,000	1,631,805
2.550%, 11/23/21	1,250,000	1,240,559
2.625%, 5/19/22	750,000	742,258
2.625%, 11/9/22	500,000	495,471
3.700%, 11/16/25	1,000,000	1,030,174
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/20/20	1,000,000	1,001,825
Banco Santander SA
3.500%, 4/11/22	1,000,000	1,009,363
3.125%, 2/23/23	570,000	562,410
3.848%, 4/12/23	1,200,000	1,209,211
5.179%, 11/19/25	1,000,000	1,052,868
4.250%, 4/11/27	1,000,000	1,001,676
4.379%, 4/12/28	1,200,000	1,209,156
Bancolombia SA
5.950%, 6/3/21(x)	500,000	527,000
Bank of America Corp.
2.151%, 11/9/20	2,000,000	1,979,701
2.625%, 4/19/21	1,475,000	1,469,558
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21(k)	1,150,000	1,139,330
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22(k)	3,250,000	3,238,324
(ICE LIBOR USD 3 Month + 0.63%), 3.499%, 5/17/22(k)	1,150,000	1,163,567
2.503%, 10/21/22	4,250,000	4,194,430
3.300%, 1/11/23	4,300,000	4,351,726
4.100%, 7/24/23	2,000,000	2,088,734
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)	10,430,000	10,391,319
4.125%, 1/22/24	1,200,000	1,254,880
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)	2,000,000	2,031,052
4.000%, 4/1/24	5,000,000	5,201,279
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24(k)	2,000,000	2,055,951
4.200%, 8/26/24	625,000	645,736
4.000%, 1/22/25	1,000,000	1,017,739
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)	1,500,000	1,514,875
3.875%, 8/1/25	2,000,000	2,070,355
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25(k)	1,150,000	1,138,299
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	4,750,000	4,743,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.450%, 3/3/26	$655,000	$678,244
3.500%, 4/19/26	3,000,000	3,019,099
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	1,000,000	1,014,371
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	1,500,000	1,502,532
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28(k)	5,000,000	4,987,297
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	4,450,000	4,356,683
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	2,000,000	2,034,535
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	2,250,000	2,336,759
Series L
2.250%, 4/21/20	2,050,000	2,038,710
3.950%, 4/21/25	2,450,000	2,480,649
Bank of Montreal
2.100%, 6/15/20	1,150,000	1,142,761
3.100%, 7/13/20(x)	750,000	754,164
1.900%, 8/27/21	2,000,000	1,960,809
2.900%, 3/26/22	1,250,000	1,251,417
2.350%, 9/11/22	500,000	493,225
2.550%, 11/6/22	1,300,000	1,291,102
Series D
3.100%, 4/13/21	450,000	453,877
Series E
3.300%, 2/5/24	1,000,000	1,007,339
Bank of Nova Scotia (The)
2.350%, 10/21/20	1,250,000	1,243,707
2.500%, 1/8/21	750,000	747,178
4.375%, 1/13/21	1,150,000	1,182,663
2.450%, 3/22/21	750,000	745,707
3.125%, 4/20/21	750,000	754,537
2.800%, 7/21/21	1,000,000	1,001,736
2.700%, 3/7/22	250,000	250,204
2.450%, 9/19/22	3,050,000	3,016,425
3.400%, 2/11/24(x)	750,000	759,036
Barclays Bank plc
5.140%, 10/14/20	2,269,000	2,333,032
2.650%, 1/11/21	3,420,000	3,395,029
Barclays plc
2.875%, 6/8/20	2,500,000	2,493,406
3.250%, 1/12/21	500,000	500,172
3.200%, 8/10/21	750,000	749,613
3.684%, 1/10/23	560,000	558,856
(ICE LIBOR USD 3 Month + 1.40%), 4.610%, 2/15/23(k)	1,310,000	1,337,048
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)	1,000,000	1,008,917
3.650%, 3/16/25	1,750,000	1,711,244
4.375%, 1/12/26	1,500,000	1,512,667
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	1,000,000	1,033,792
BB&T Corp.
2.625%, 6/29/20	1,000,000	999,236
2.150%, 2/1/21	650,000	643,665
2.050%, 5/10/21	2,000,000	1,970,394
3.200%, 9/3/21	500,000	505,277
3.950%, 3/22/22	250,000	257,474
2.750%, 4/1/22	1,000,000	998,675
3.050%, 6/20/22	750,000	754,573
3.750%, 12/6/23	750,000	774,379
2.850%, 10/26/24	500,000	495,299
3.700%, 6/5/25	750,000	780,461
3.875%, 3/19/29	750,000	757,447
BNP Paribas SA
5.000%, 1/15/21	2,000,000	2,079,680
3.250%, 3/3/23	650,000	656,566
4.250%, 10/15/24	1,000,000	1,024,935
Branch Banking & Trust Co.
2.250%, 6/1/20	400,000	398,135
2.625%, 1/15/22	1,250,000	1,248,993
3.625%, 9/16/25	2,000,000	2,033,762
3.800%, 10/30/26	300,000	307,104
Canadian Imperial Bank of Commerce
2.100%, 10/5/20	500,000	495,640
2.700%, 2/2/21	625,000	625,284
2.550%, 6/16/22	1,000,000	995,709
3.500%, 9/13/23	500,000	511,202
3.100%, 4/2/24	750,000	747,900
Capital One Bank USA NA
3.375%, 2/15/23	1,000,000	999,627
Capital One NA
2.950%, 7/23/21	1,000,000	1,003,339
2.250%, 9/13/21	2,000,000	1,968,263
2.650%, 8/8/22	750,000	739,730
Citibank NA
2.100%, 6/12/20	1,500,000	1,489,077
2.125%, 10/20/20	2,000,000	1,981,913
2.850%, 2/12/21	1,750,000	1,753,463
3.400%, 7/23/21	1,250,000	1,266,440
(ICE LIBOR USD 3 Month + 0.53%), 3.165%, 2/19/22(k)	1,350,000	1,354,237
3.650%, 1/23/24	1,250,000	1,293,200
Citigroup, Inc.
2.650%, 10/26/20	4,250,000	4,243,388
2.700%, 3/30/21	1,150,000	1,149,229
2.350%, 8/2/21	1,000,000	988,223
2.900%, 12/8/21	2,000,000	1,999,624
4.500%, 1/14/22	200,000	208,390
2.750%, 4/25/22	1,275,000	1,268,577
4.050%, 7/30/22	150,000	154,625
2.700%, 10/27/22	2,500,000	2,477,721
(ICE LIBOR USD 3 Month + 0.72%), 3.142%, 1/24/23(k)	6,285,000	6,306,867
3.375%, 3/1/23	1,150,000	1,166,061
3.500%, 5/15/23	1,000,000	1,012,477
3.875%, 10/25/23	1,550,000	1,603,506
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24(k)	1,150,000	1,187,522
3.750%, 6/16/24	500,000	513,713
4.000%, 8/5/24	2,500,000	2,565,487
3.875%, 3/26/25	500,000	502,683
3.300%, 4/27/25	3,000,000	2,984,031
4.400%, 6/10/25	650,000	671,197
3.700%, 1/12/26	3,000,000	3,047,492
4.600%, 3/9/26	595,000	619,622
3.400%, 5/1/26	2,500,000	2,483,153
3.200%, 10/21/26	3,250,000	3,170,995
4.450%, 9/29/27	1,250,000	1,282,590
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	3,000,000	2,990,868
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	2,500,000	2,454,482
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)	2,000,000	2,050,987
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	1,750,000	1,779,190
Citizens Bank NA
2.200%, 5/26/20	895,000	888,709
2.250%, 10/30/20	650,000	643,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.550%, 5/13/21	$610,000	$605,771
3.250%, 2/14/22	250,000	252,107
2.650%, 5/26/22	505,000	499,978
3.700%, 3/29/23	500,000	511,109
3.750%, 2/18/26	500,000	509,672
Citizens Financial Group, Inc.
2.375%, 7/28/21	355,000	349,482
4.300%, 12/3/25	750,000	771,342
Comerica Bank
2.500%, 6/2/20	1,250,000	1,242,779
4.000%, 7/27/25	250,000	257,809
Comerica, Inc.
3.700%, 7/31/23	375,000	384,557
4.000%, 2/1/29	250,000	258,842
Commonwealth Bank of Australia
2.400%, 11/2/20	1,000,000	993,926
2.550%, 3/15/21(x)	900,000	895,785
Compass Bank
3.500%, 6/11/21	530,000	532,955
2.875%, 6/29/22	750,000	742,512
3.875%, 4/10/25	1,000,000	990,480
Cooperatieve Rabobank UA
4.500%, 1/11/21	1,500,000	1,544,342
2.500%, 1/19/21	1,100,000	1,094,778
3.125%, 4/26/21	575,000	578,785
2.750%, 1/10/22	595,000	593,699
3.875%, 2/8/22	2,812,000	2,892,398
3.950%, 11/9/22	1,000,000	1,017,478
2.750%, 1/10/23	1,750,000	1,733,389
4.625%, 12/1/23	1,000,000	1,043,138
3.375%, 5/21/25	1,000,000	1,012,390
4.375%, 8/4/25	500,000	516,066
3.750%, 7/21/26	815,000	801,350
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20	1,250,000	1,252,149
3.450%, 4/16/21	2,000,000	2,018,402
3.800%, 9/15/22	2,500,000	2,539,017
3.800%, 6/9/23	1,000,000	1,015,631
3.750%, 3/26/25	750,000	755,045
4.550%, 4/17/26	2,000,000	2,080,884
Discover Bank
7.000%, 4/15/20	1,200,000	1,248,164
3.100%, 6/4/20	500,000	501,188
3.200%, 8/9/21	350,000	351,840
3.350%, 2/6/23	250,000	251,749
4.200%, 8/8/23	550,000	572,034
3.450%, 7/27/26	840,000	814,275
4.650%, 9/13/28	625,000	651,936
Fifth Third Bancorp
2.875%, 7/27/20	1,000,000	1,001,593
2.600%, 6/15/22	800,000	793,173
4.300%, 1/16/24	700,000	726,823
3.650%, 1/25/24	750,000	766,559
3.950%, 3/14/28(x)	750,000	774,435
Fifth Third Bank
2.200%, 10/30/20	370,000	366,850
2.250%, 6/14/21	750,000	740,920
3.350%, 7/26/21	605,000	611,750
3.950%, 7/28/25	645,000	674,389
3.850%, 3/15/26	600,000	611,292
First Republic Bank
2.500%, 6/6/22	500,000	493,471
HSBC Bank USA NA
4.875%, 8/24/20	1,000,000	1,027,905
HSBC Holdings plc
3.400%, 3/8/21	2,250,000	2,269,284
5.100%, 4/5/21	2,700,000	2,812,896
2.950%, 5/25/21	1,750,000	1,749,508
2.650%, 1/5/22	2,500,000	2,477,417
4.875%, 1/14/22	750,000	787,670
4.000%, 3/30/22	1,650,000	1,698,219
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)	1,500,000	1,503,876
3.600%, 5/25/23	1,500,000	1,522,797
(ICE LIBOR USD 3 Month + 0.92%), 3.033%, 11/22/23(k)	300,000	297,779
4.250%, 3/14/24	1,700,000	1,737,660
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24(k)	970,000	983,269
(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25(k)	875,000	887,333
4.250%, 8/18/25	1,600,000	1,637,230
4.300%, 3/8/26	2,500,000	2,594,725
3.900%, 5/25/26	1,140,000	1,153,805
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)	3,500,000	3,597,292
4.375%, 11/23/26	1,815,000	1,850,646
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)	1,250,000	1,260,190
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	1,120,000	1,176,261
HSBC USA, Inc.
2.750%, 8/7/20	500,000	500,068
5.000%, 9/27/20	650,000	669,337
3.500%, 6/23/24	900,000	909,213
Huntington Bancshares, Inc.
7.000%, 12/15/20	80,000	85,175
2.300%, 1/14/22	2,800,000	2,756,313
4.000%, 5/15/25	350,000	362,495
Huntington National Bank (The)
3.250%, 5/14/21	350,000	353,316
3.125%, 4/1/22	430,000	433,199
2.500%, 8/7/22	750,000	742,781
3.550%, 10/6/23	500,000	511,423
Industrial & Commercial Bank of China Ltd.
2.905%, 11/13/20	750,000	745,690
2.635%, 5/26/21(x)	350,000	345,557
2.452%, 10/20/21	1,150,000	1,127,374
2.957%, 11/8/22	500,000	494,799
3.538%, 11/8/27	500,000	493,787
ING Groep NV
3.150%, 3/29/22	1,250,000	1,251,674
4.100%, 10/2/23	1,500,000	1,537,728
3.950%, 3/29/27	1,250,000	1,253,083
4.550%, 10/2/28(x)	1,500,000	1,574,299
JPMorgan Chase & Co.
2.750%, 6/23/20	1,250,000	1,250,752
4.400%, 7/22/20	3,230,000	3,298,211
4.250%, 10/15/20	874,000	893,373
2.550%, 10/29/20	3,385,000	3,374,571
2.550%, 3/1/21	1,000,000	995,924
4.625%, 5/10/21	2,000,000	2,074,496
2.400%, 6/7/21	1,250,000	1,240,305
4.350%, 8/15/21	300,000	310,523
4.500%, 1/24/22	2,000,000	2,089,678
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22(k)	1,250,000	1,266,228
3.250%, 9/23/22	2,849,000	2,888,683
2.972%, 1/15/23	3,250,000	3,252,399
3.200%, 1/25/23	4,369,000	4,409,507
(ICE LIBOR USD 3 Month + 0.70%), 3.207%, 4/1/23(k)	1,055,000	1,061,331

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)	$2,062,000	$2,048,659
3.375%, 5/1/23	2,075,000	2,096,457
2.700%, 5/18/23	2,000,000	1,978,776
3.875%, 2/1/24	3,000,000	3,116,500
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24(k)	1,125,000	1,143,810
3.625%, 5/13/24	3,000,000	3,086,906
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)	1,500,000	1,540,848
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24(k)	1,250,000	1,295,957
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	2,365,000	2,361,799
3.900%, 7/15/25	3,000,000	3,116,611
3.300%, 4/1/26	2,000,000	1,999,344
3.200%, 6/15/26	1,750,000	1,734,115
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)	2,750,000	2,749,876
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	10,750,000	10,684,070
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29(k)	1,500,000	1,535,562
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	1,500,000	1,563,707
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	1,000,000	1,063,475
KeyBank NA
3.350%, 6/15/21	250,000	253,798
2.500%, 11/22/21	250,000	248,681
3.300%, 2/1/22	250,000	253,864
2.400%, 6/9/22	635,000	628,004
2.300%, 9/14/22	1,500,000	1,476,683
3.375%, 3/7/23(x)	500,000	510,177
3.300%, 6/1/25	250,000	252,892
3.400%, 5/20/26	1,000,000	987,982
KeyCorp
2.900%, 9/15/20	1,175,000	1,177,740
5.100%, 3/24/21	1,375,000	1,434,708
4.150%, 10/29/25	310,000	326,245
Korea Development Bank (The)
2.250%, 5/18/20	1,000,000	994,227
4.625%, 11/16/21	250,000	261,281
2.625%, 2/27/22	2,000,000	1,989,790
3.000%, 3/19/22	250,000	251,411
3.000%, 9/14/22	1,000,000	1,005,095
3.375%, 3/12/23	500,000	508,887
2.750%, 3/19/23	500,000	497,718
3.750%, 1/22/24	500,000	518,867
3.250%, 2/19/24	350,000	355,936
Kreditanstalt fuer Wiederaufbau
1.500%, 4/20/20	4,000,000	3,955,277
1.875%, 6/30/20	3,000,000	2,974,924
2.750%, 7/15/20	1,995,000	1,999,859
2.750%, 9/8/20	2,436,000	2,443,211
2.750%, 10/1/20	3,150,000	3,159,941
1.875%, 11/30/20(x)	1,500,000	1,484,332
1.875%, 12/15/20	2,250,000	2,226,162
1.625%, 3/15/21	4,000,000	3,936,046
2.625%, 4/12/21(x)	2,400,000	2,407,214
1.500%, 6/15/21(x)	4,000,000	3,917,236
2.375%, 8/25/21	1,500,000	1,497,080
1.750%, 9/15/21	3,950,000	3,883,096
2.000%, 11/30/21	2,000,000	1,976,749
2.625%, 1/25/22	3,000,000	3,014,316
2.500%, 2/15/22	2,250,000	2,253,316
2.125%, 3/7/22	3,500,000	3,468,904
2.125%, 6/15/22	3,000,000	2,970,091
2.000%, 10/4/22	2,312,000	2,277,354
2.375%, 12/29/22	4,015,000	4,004,695
2.125%, 1/17/23(x)	3,350,000	3,311,043
2.625%, 2/28/24	2,125,000	2,141,098
2.500%, 11/20/24	5,000,000	5,000,549
2.000%, 5/2/25	3,000,000	2,912,766
2.875%, 4/3/28(x)	1,750,000	1,786,435
Landwirtschaftliche Rentenbank
3.125%, 11/14/23	1,500,000	1,548,628
2.000%, 1/13/25	3,000,000	2,928,160
1.750%, 7/27/26	500,000	473,507
Series 36
2.000%, 12/6/21	1,000,000	990,062
Series 37
2.500%, 11/15/27(x)	2,000,000	1,991,978
Lloyds Bank plc
2.700%, 8/17/20	1,000,000	997,464
6.375%, 1/21/21	1,000,000	1,062,646
3.300%, 5/7/21	975,000	982,693
Lloyds Banking Group plc
3.100%, 7/6/21	375,000	374,517
3.000%, 1/11/22	1,365,000	1,355,161
4.050%, 8/16/23	750,000	764,235
(ICE LIBOR USD 3 Month + 0.81%), 2.907%, 11/7/23(k)	1,750,000	1,707,361
3.900%, 3/12/24	400,000	405,292
4.450%, 5/8/25	575,000	593,749
4.582%, 12/10/25	1,000,000	1,008,894
4.650%, 3/24/26	1,750,000	1,771,167
3.750%, 1/11/27	1,385,000	1,362,449
4.375%, 3/22/28	1,350,000	1,380,235
4.550%, 8/16/28	850,000	880,422
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	1,750,000	1,672,622
M&T Bank Corp.
3.550%, 7/26/23	500,000	517,312
Manufacturers & Traders Trust Co.
2.050%, 8/17/20	500,000	495,505
2.500%, 5/18/22	500,000	497,290
2.900%, 2/6/25	1,000,000	995,308
3.400%, 8/17/27	330,000	335,171
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21	1,038,000	1,038,133
3.535%, 7/26/21	290,000	293,823
2.190%, 9/13/21	1,350,000	1,326,363
2.998%, 2/22/22	1,250,000	1,252,478
3.218%, 3/7/22	500,000	503,700
3.455%, 3/2/23	1,000,000	1,014,690
3.761%, 7/26/23	1,750,000	1,795,085
2.527%, 9/13/23	760,000	743,195
3.407%, 3/7/24	750,000	762,089
3.777%, 3/2/25	1,000,000	1,029,742
3.850%, 3/1/26	2,170,000	2,238,830
2.757%, 9/13/26	1,250,000	1,201,888
3.677%, 2/22/27	1,000,000	1,023,204
3.287%, 7/25/27	1,000,000	994,862
3.961%, 3/2/28	1,500,000	1,569,493
4.050%, 9/11/28	1,000,000	1,057,654
3.741%, 3/7/29	750,000	766,778
Mizuho Financial Group, Inc.
2.273%, 9/13/21	850,000	834,996
2.953%, 2/28/22	1,150,000	1,146,428
2.601%, 9/11/22	1,000,000	984,276
3.549%, 3/5/23	1,000,000	1,015,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24(k)	$1,000,000	$1,028,838
2.839%, 9/13/26	850,000	818,728
3.663%, 2/28/27(x)	1,000,000	1,018,774
3.170%, 9/11/27	1,250,000	1,231,916
4.018%, 3/5/28	1,000,000	1,049,919
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29(k)	1,000,000	1,060,537
MUFG Americas Holdings Corp.
3.500%, 6/18/22	1,800,000	1,829,938
3.000%, 2/10/25	80,000	78,471
MUFG Union Bank NA
3.150%, 4/1/22	750,000	756,391
National Australia Bank Ltd.
2.125%, 5/22/20	1,000,000	993,180
2.500%, 1/12/21	500,000	497,260
2.625%, 1/14/21	750,000	747,014
1.875%, 7/12/21	1,000,000	978,668
3.375%, 9/20/21	500,000	507,224
3.700%, 11/4/21	650,000	663,066
2.800%, 1/10/22	1,000,000	997,908
2.500%, 5/22/22	1,000,000	987,697
3.000%, 1/20/23	1,350,000	1,351,044
2.875%, 4/12/23	750,000	746,430
3.625%, 6/20/23	500,000	511,752
3.375%, 1/14/26	750,000	753,487
2.500%, 7/12/26	1,500,000	1,414,981
National Bank of Canada
2.150%, 6/12/20	730,000	725,061
2.200%, 11/2/20	750,000	743,436
Oesterreichische Kontrollbank AG
2.875%, 9/7/21	1,625,000	1,642,941
2.375%, 10/1/21(x)	1,500,000	1,498,983
2.625%, 1/31/22(x)	750,000	754,847
2.875%, 3/13/23	750,000	758,819
3.125%, 11/7/23	2,750,000	2,815,779
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	302,514
PNC Bank NA
2.000%, 5/19/20	750,000	745,139
2.300%, 6/1/20	500,000	498,307
2.600%, 7/21/20	750,000	749,335
2.450%, 11/5/20	815,000	811,674
2.500%, 1/22/21(x)	2,500,000	2,494,010
2.150%, 4/29/21	1,250,000	1,236,830
2.550%, 12/9/21	1,050,000	1,044,177
2.625%, 2/17/22	1,250,000	1,251,436
2.950%, 1/30/23	250,000	248,520
3.500%, 6/8/23	335,000	344,555
3.800%, 7/25/23	1,000,000	1,026,619
3.300%, 10/30/24	1,000,000	1,014,383
2.950%, 2/23/25	250,000	248,524
3.250%, 6/1/25	500,000	504,952
3.100%, 10/25/27	500,000	498,098
3.250%, 1/22/28	2,000,000	2,012,357
4.050%, 7/26/28	800,000	838,261
PNC Financial Services Group, Inc. (The)
4.375%, 8/11/20	1,839,000	1,879,310
2.854%, 11/9/22(e)	2,000,000	1,992,715
3.500%, 1/23/24	175,000	179,601
3.900%, 4/29/24	500,000	513,795
3.150%, 5/19/27	750,000	750,784
Regions Bank
2.750%, 4/1/21	1,000,000	996,616
(ICE LIBOR USD 3 Month + 0.50%), 3.374%, 8/13/21(k)	400,000	401,697
Regions Financial Corp.
3.200%, 2/8/21	675,000	680,937
2.750%, 8/14/22	650,000	644,995
3.800%, 8/14/23	750,000	770,178
Royal Bank of Canada
2.150%, 10/26/20	560,000	555,964
2.350%, 10/30/20	1,250,000	1,244,266
2.500%, 1/19/21	1,000,000	998,216
3.200%, 4/30/21	770,000	778,630
2.750%, 2/1/22(x)	750,000	751,266
3.700%, 10/5/23	1,500,000	1,546,566
4.650%, 1/27/26	2,000,000	2,119,063
Royal Bank of Scotland Group plc
6.125%, 12/15/22	1,965,000	2,093,828
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23(k)	2,000,000	1,984,596
6.100%, 6/10/23	875,000	929,054
3.875%, 9/12/23	800,000	803,569
6.000%, 12/19/23	1,740,000	1,853,824
5.125%, 5/28/24	1,890,000	1,939,799
(ICE LIBOR USD 3 Month + 1.55%), 4.519%, 6/25/24(k)	2,000,000	2,043,077
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25(k)	1,000,000	1,010,628
4.800%, 4/5/26	2,750,000	2,843,512
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	550,000	570,757
Santander Holdings USA, Inc.
4.450%, 12/3/21	145,000	149,059
3.700%, 3/28/22	1,590,000	1,608,915
3.400%, 1/18/23	750,000	747,921
4.500%, 7/17/25	1,500,000	1,546,783
4.400%, 7/13/27	485,000	483,195
Santander UK Group Holdings plc
2.875%, 10/16/20	750,000	748,616
3.125%, 1/8/21	1,000,000	998,550
2.875%, 8/5/21	1,250,000	1,239,189
3.571%, 1/10/23	520,000	520,070
(ICE LIBOR USD 3 Month + 1.08%), 3.373%, 1/5/24(k)	1,000,000	978,634
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)	750,000	772,063
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	722,934
Santander UK plc
2.125%, 11/3/20	495,000	488,488
2.500%, 1/5/21	1,000,000	991,676
3.400%, 6/1/21	750,000	755,261
3.750%, 11/15/21	500,000	507,621
4.000%, 3/13/24	1,000,000	1,038,892
Skandinaviska Enskilda Banken AB
2.625%, 3/15/21	1,000,000	993,533
1.875%, 9/13/21	800,000	778,962
2.800%, 3/11/22(x)	750,000	745,585
Sumitomo Mitsui Banking Corp.
2.650%, 7/23/20	750,000	748,049
2.450%, 10/20/20	800,000	794,900
3.200%, 7/18/22	750,000	754,902
3.000%, 1/18/23	1,000,000	998,994
3.950%, 1/10/24(x)	2,250,000	2,345,870
3.400%, 7/11/24	1,000,000	1,013,692
3.650%, 7/23/25	750,000	767,062
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	1,250,000	1,250,299
2.442%, 10/19/21	1,000,000	987,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.846%, 1/11/22	$1,500,000	$1,498,901
2.778%, 10/18/22	750,000	744,248
3.102%, 1/17/23	1,250,000	1,253,280
3.936%, 10/16/23	750,000	777,056
3.784%, 3/9/26	1,250,000	1,280,727
3.010%, 10/19/26	1,000,000	975,557
3.446%, 1/11/27	1,700,000	1,707,928
3.364%, 7/12/27	750,000	747,686
3.352%, 10/18/27(x)	750,000	746,714
3.544%, 1/17/28	2,000,000	2,018,987
4.306%, 10/16/28(x)	750,000	802,981
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.50%), 3.525%, 10/26/21(k)	190,000	191,943
(ICE LIBOR USD 3 Month + 0.59%), 3.502%, 8/2/22(k)	500,000	507,397
3.000%, 2/2/23	1,000,000	1,003,774
3.200%, 4/1/24	750,000	756,437
(ICE LIBOR USD 3 Month + 0.74%), 3.689%, 8/2/24(k)	500,000	509,609
4.050%, 11/3/25	185,000	194,185
3.300%, 5/15/26	1,000,000	987,777
SunTrust Banks, Inc.
2.900%, 3/3/21	500,000	500,558
2.700%, 1/27/22	1,000,000	996,080
4.000%, 5/1/25	600,000	630,228
SVB Financial Group
5.375%, 9/15/20	160,000	165,503
Svenska Handelsbanken AB
1.950%, 9/8/20	540,000	533,521
2.450%, 3/30/21	1,145,000	1,136,724
3.350%, 5/24/21	2,655,000	2,683,773
1.875%, 9/7/21	505,000	493,784
3.900%, 11/20/23	500,000	519,775
Synovus Financial Corp.
3.125%, 11/1/22	300,000	295,995
Toronto-Dominion Bank (The)
3.000%, 6/11/20	750,000	752,924
1.850%, 9/11/20	1,165,000	1,151,120
3.150%, 9/17/20	750,000	756,610
2.500%, 12/14/20	1,000,000	996,800
2.550%, 1/25/21	1,750,000	1,745,482
2.125%, 4/7/21	1,500,000	1,483,281
3.250%, 6/11/21	750,000	758,940
3.500%, 7/19/23	750,000	770,594
3.250%, 3/11/24	750,000	757,428
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31(k)	1,000,000	983,005
US Bancorp
2.350%, 1/29/21	1,000,000	995,686
4.125%, 5/24/21	1,000,000	1,031,925
3.000%, 3/15/22	750,000	757,399
2.950%, 7/15/22	1,600,000	1,604,810
3.700%, 1/30/24	500,000	518,374
3.600%, 9/11/24	1,000,000	1,030,178
3.950%, 11/17/25	500,000	527,424
3.100%, 4/27/26	1,415,000	1,403,259
3.900%, 4/26/28(x)	650,000	689,463
Series V
2.375%, 7/22/26	2,000,000	1,906,824
Series X
3.150%, 4/27/27	2,550,000	2,559,910
US Bank NA
3.050%, 7/24/20	500,000	501,197
2.050%, 10/23/20	765,000	759,967
3.150%, 4/26/21	750,000	757,215
(ICE LIBOR USD 3 Month + 0.29%), 3.104%, 5/21/21(k)	750,000	753,669
3.450%, 11/16/21	750,000	763,890
2.850%, 1/23/23	750,000	750,594
3.400%, 7/24/23	500,000	510,525
2.800%, 1/27/25	1,000,000	994,300
Webster Financial Corp.
4.100%, 3/25/29	500,000	498,535
Wells Fargo & Co.
2.550%, 12/7/20	1,715,000	1,710,481
3.000%, 1/22/21	1,500,000	1,504,503
2.500%, 3/4/21	2,000,000	1,989,795
4.600%, 4/1/21	2,000,000	2,064,403
2.100%, 7/26/21	1,250,000	1,230,260
3.500%, 3/8/22	1,844,000	1,877,490
2.625%, 7/22/22	4,000,000	3,966,750
3.069%, 1/24/23	1,000,000	1,000,849
4.125%, 8/15/23	3,000,000	3,099,790
3.750%, 1/24/24	1,250,000	1,285,928
3.300%, 9/9/24	2,000,000	2,015,391
3.000%, 2/19/25	2,500,000	2,468,565
3.000%, 4/22/26	4,000,000	3,906,247
4.100%, 6/3/26	2,000,000	2,043,446
3.000%, 10/23/26	1,500,000	1,463,007
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	8,035,000	8,050,215
4.150%, 1/24/29	1,350,000	1,410,967
Series M
3.450%, 2/13/23	1,806,000	1,824,153
Wells Fargo Bank NA
2.600%, 1/15/21	2,500,000	2,491,528
(ICE LIBOR USD 3 Month + 0.49%), 3.325%, 7/23/21(k)	1,500,000	1,510,470
3.625%, 10/22/21	1,500,000	1,528,151
3.550%, 8/14/23	1,950,000	2,000,688
Westpac Banking Corp.
3.050%, 5/15/20	500,000	501,885
2.300%, 5/26/20	1,000,000	995,104
2.600%, 11/23/20	1,500,000	1,496,453
2.650%, 1/25/21	1,150,000	1,147,841
2.100%, 5/13/21	750,000	739,741
2.000%, 8/19/21	1,250,000	1,227,084
2.500%, 6/28/22	1,250,000	1,234,979
2.750%, 1/11/23	750,000	744,200
3.650%, 5/15/23(x)	750,000	768,321
3.300%, 2/26/24	1,250,000	1,259,353
2.850%, 5/13/26	750,000	726,913
2.700%, 8/19/26	1,750,000	1,675,231
3.350%, 3/8/27	1,250,000	1,248,077
3.400%, 1/25/28(x)	1,250,000	1,259,620
(USD ICE Swap Rate 5 Year + 2.24%), 4.322%, 11/23/31(k)	1,000,000	988,750
Zions Bancorp NA
3.350%, 3/4/22	455,000	459,001

		735,655,547

Capital Markets (2.2%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	362,685
Ameriprise Financial, Inc.
3.000%, 3/22/22	165,000	165,677
4.000%, 10/15/23	150,000	156,654
3.700%, 10/15/24	750,000	776,088
2.875%, 9/15/26	500,000	488,795
Ares Capital Corp.
3.625%, 1/19/22	600,000	601,440
3.500%, 2/10/23	750,000	733,954
4.250%, 3/1/25	500,000	487,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	$350,000	$350,018
2.450%, 11/27/20	1,000,000	996,151
4.150%, 2/1/21	1,187,000	1,219,474
2.500%, 4/15/21	600,000	597,809
2.050%, 5/3/21	1,000,000	987,001
3.550%, 9/23/21	750,000	764,957
2.600%, 2/7/22	1,000,000	999,880
2.950%, 1/29/23	500,000	502,202
3.500%, 4/28/23	750,000	768,232
(ICE LIBOR USD 3 Month + 0.63%), 2.661%, 5/16/23(k)	700,000	694,623
3.450%, 8/11/23	750,000	768,160
2.200%, 8/16/23	425,000	412,952
2.800%, 5/4/26	750,000	736,746
2.450%, 8/17/26(x)	1,000,000	959,348
3.250%, 5/16/27	700,000	709,663
3.400%, 1/29/28	500,000	511,560
3.850%, 4/28/28	850,000	904,108
Series 0012
3.650%, 2/4/24	2,100,000	2,170,129
Series G
3.000%, 2/24/25	1,500,000	1,497,571
BGC Partners, Inc.
5.375%, 7/24/23	350,000	361,377
BlackRock, Inc.
4.250%, 5/24/21(x)	1,000,000	1,033,951
3.375%, 6/1/22	500,000	512,124
3.500%, 3/18/24	1,400,000	1,453,474
3.200%, 3/15/27	347,000	353,463
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	601,371
Brookfield Finance, Inc.
4.000%, 4/1/24	750,000	761,391
3.900%, 1/25/28	500,000	480,452
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	659,132
Charles Schwab Corp. (The)
4.450%, 7/22/20	850,000	869,707
3.250%, 5/21/21	665,000	673,246
2.650%, 1/25/23	500,000	500,087
3.550%, 2/1/24	650,000	674,587
3.000%, 3/10/25	150,000	150,698
3.850%, 5/21/25	750,000	787,415
3.200%, 3/2/27	500,000	501,721
CME Group, Inc.
3.000%, 9/15/22	500,000	507,012
3.000%, 3/15/25	1,000,000	1,005,716
3.750%, 6/15/28	350,000	368,799
Credit Suisse AG
4.375%, 8/5/20	2,200,000	2,244,962
3.000%, 10/29/21	850,000	852,968
3.625%, 9/9/24	3,000,000	3,038,844
Deutsche Bank AG
2.700%, 7/13/20	1,000,000	989,321
2.950%, 8/20/20(x)	750,000	739,206
3.125%, 1/13/21	1,000,000	984,425
3.150%, 1/22/21	1,150,000	1,132,933
3.375%, 5/12/21	500,000	492,347
4.250%, 10/14/21	3,500,000	3,516,421
3.300%, 11/16/22	1,150,000	1,115,794
3.950%, 2/27/23	850,000	836,553
3.700%, 5/30/24	1,500,000	1,437,561
4.100%, 1/13/26	1,000,000	956,760
E*TRADE Financial Corp.
2.950%, 8/24/22	500,000	497,708
3.800%, 8/24/27	250,000	243,065
4.500%, 6/20/28	350,000	356,729
Eaton Vance Corp.
3.625%, 6/15/23(x)	500,000	514,538
3.500%, 4/6/27	250,000	253,582
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,228,022
Goldman Sachs Bank USA
3.200%, 6/5/20(x)	830,000	835,162
Goldman Sachs Group, Inc. (The)
2.600%, 4/23/20	3,000,000	2,991,669
2.750%, 9/15/20	350,000	349,611
2.600%, 12/27/20	4,000,000	3,976,469
2.875%, 2/25/21	1,000,000	999,559
2.625%, 4/25/21	1,860,000	1,848,683
5.250%, 7/27/21	1,905,000	2,001,159
2.350%, 11/15/21	900,000	885,178
5.750%, 1/24/22	4,400,000	4,715,759
3.000%, 4/26/22	2,085,000	2,079,359
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	2,500,000	2,481,989
3.625%, 1/22/23	2,244,000	2,278,623
3.200%, 2/23/23	2,855,000	2,854,758
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23(k)	1,500,000	1,482,889
3.625%, 2/20/24	1,080,000	1,090,504
4.000%, 3/3/24	3,045,000	3,130,972
3.850%, 7/8/24	2,000,000	2,038,765
3.500%, 1/23/25	3,250,000	3,240,438
3.750%, 5/22/25	2,400,000	2,419,572
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,830,000	1,806,689
3.750%, 2/25/26	580,000	582,339
3.500%, 11/16/26	1,815,000	1,780,766
3.850%, 1/26/27	2,240,000	2,249,702
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	1,000,000	992,338
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	2,000,000	2,041,297
Series D
6.000%, 6/15/20	1,428,000	1,480,423
Intercontinental Exchange, Inc.
2.750%, 12/1/20	610,000	610,795
2.350%, 9/15/22	1,750,000	1,723,521
3.450%, 9/21/23	300,000	307,316
4.000%, 10/15/23	850,000	892,250
3.750%, 12/1/25	610,000	633,889
3.750%, 9/21/28	535,000	555,101
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,003,267
Jefferies Group LLC
5.125%, 1/20/23	117,000	123,997
4.850%, 1/15/27	665,000	666,771
Lazard Group LLC
4.500%, 9/19/28	350,000	360,469
4.375%, 3/11/29	500,000	504,826
Legg Mason, Inc.
4.750%, 3/15/26	250,000	258,638
Moody’s Corp.
5.500%, 9/1/20	500,000	518,671
3.250%, 6/7/21	250,000	251,865
2.750%, 12/15/21	250,000	249,394
4.500%, 9/1/22	31,000	32,548
2.625%, 1/15/23	650,000	639,773
4.875%, 2/15/24	500,000	536,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley
2.800%, 6/16/20	$3,000,000	$3,001,057
5.500%, 7/24/20	1,522,000	1,574,246
5.750%, 1/25/21	4,112,000	4,318,764
2.500%, 4/21/21	2,500,000	2,482,109
5.500%, 7/28/21	2,130,000	2,252,519
2.625%, 11/17/21	2,205,000	2,187,292
2.750%, 5/19/22	2,065,000	2,049,513
4.875%, 11/1/22	312,000	328,381
3.125%, 1/23/23	800,000	801,903
3.750%, 2/25/23	3,394,000	3,477,631
4.100%, 5/22/23	2,000,000	2,054,754
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	900,000	917,246
3.700%, 10/23/24	2,000,000	2,030,405
4.000%, 7/23/25	505,000	518,364
5.000%, 11/24/25	3,000,000	3,205,706
3.875%, 1/27/26	3,000,000	3,051,349
3.125%, 7/27/26	3,000,000	2,921,756
3.625%, 1/20/27	4,000,000	4,004,812
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	4,300,000	4,314,675
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	950,000	1,000,395
Series F
3.875%, 4/29/24	2,500,000	2,566,562
Nasdaq, Inc.
3.850%, 6/30/26	145,000	146,960
Northern Trust Corp.
3.450%, 11/4/20	850,000	862,681
3.375%, 8/23/21	375,000	382,766
2.375%, 8/2/22	500,000	495,432
3.650%, 8/3/28	500,000	521,134
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	453,585
Prospect Capital Corp.
5.875%, 3/15/23	250,000	255,841
S&P Global, Inc.
3.300%, 8/14/20	600,000	605,143
4.000%, 6/15/25	250,000	262,998
Stifel Financial Corp.
4.250%, 7/18/24	700,000	718,847
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	251,603
3.750%, 4/1/24	750,000	778,221
3.625%, 4/1/25	1,000,000	1,024,526
3.300%, 4/1/27	455,000	455,541

		172,789,749

Consumer Finance (1.9%)
AerCap Ireland Capital DAC
4.625%, 10/30/20	2,350,000	2,403,690
4.500%, 5/15/21	2,150,000	2,194,443
4.450%, 12/16/21	155,000	158,954
3.950%, 2/1/22	2,700,000	2,738,727
3.500%, 5/26/22	1,030,000	1,031,715
3.300%, 1/23/23	500,000	490,420
4.125%, 7/3/23	500,000	505,036
4.875%, 1/16/24	445,000	462,771
3.500%, 1/15/25	600,000	576,073
4.450%, 10/1/25	350,000	351,478
4.450%, 4/3/26	500,000	501,100
3.650%, 7/21/27	1,000,000	930,084
3.875%, 1/23/28(x)	500,000	468,608
American Express Co.
2.200%, 10/30/20	600,000	594,874
3.000%, 2/22/21	500,000	502,264
3.375%, 5/17/21	1,150,000	1,164,743
3.700%, 11/5/21	785,000	801,839
2.500%, 8/1/22	3,000,000	2,963,013
2.650%, 12/2/22	1,487,000	1,476,961
3.400%, 2/27/23	2,000,000	2,026,951
3.700%, 8/3/23	1,000,000	1,025,937
3.400%, 2/22/24	750,000	760,978
3.000%, 10/30/24	750,000	744,702
3.625%, 12/5/24	1,070,000	1,093,137
4.200%, 11/6/25	1,075,000	1,136,557
American Express Credit Corp.
2.375%, 5/26/20	1,750,000	1,744,525
2.250%, 5/5/21	2,000,000	1,982,852
3.300%, 5/3/27	1,150,000	1,165,334
American Honda Finance Corp.
3.000%, 6/16/20	500,000	501,869
3.150%, 1/8/21	335,000	337,489
2.650%, 2/12/21	1,000,000	998,612
1.650%, 7/12/21	1,000,000	976,546
1.700%, 9/9/21	2,400,000	2,342,236
3.375%, 12/10/21	400,000	406,732
2.600%, 11/16/22	650,000	646,652
3.450%, 7/14/23	500,000	512,920
3.625%, 10/10/23	500,000	516,805
3.550%, 1/12/24	500,000	515,547
2.900%, 2/16/24	500,000	500,886
2.300%, 9/9/26	720,000	680,530
3.500%, 2/15/28(x)	500,000	510,559
Capital One Financial Corp.
2.500%, 5/12/20	1,987,000	1,978,572
2.400%, 10/30/20	175,000	173,759
3.450%, 4/30/21	1,000,000	1,011,592
4.750%, 7/15/21	500,000	523,941
3.050%, 3/9/22	600,000	603,304
3.200%, 1/30/23	1,000,000	999,449
3.900%, 1/29/24	750,000	765,138
3.750%, 4/24/24	1,000,000	1,014,521
3.300%, 10/30/24	350,000	345,297
4.250%, 4/30/25	850,000	882,505
4.200%, 10/29/25	750,000	766,633
3.750%, 7/28/26	2,000,000	1,950,457
3.750%, 3/9/27	1,150,000	1,128,979
3.800%, 1/31/28	1,000,000	987,327
Caterpillar Financial Services Corp.
2.950%, 5/15/20	500,000	501,481
1.850%, 9/4/20	500,000	494,944
3.350%, 12/7/20	300,000	303,747
2.900%, 3/15/21	500,000	503,137
3.150%, 9/7/21	275,000	278,640
1.931%, 10/1/21	1,000,000	981,248
2.850%, 6/1/22	500,000	504,025
2.400%, 6/6/22	1,000,000	992,933
2.550%, 11/29/22	500,000	497,544
2.625%, 3/1/23	1,000,000	995,578
3.450%, 5/15/23(x)	500,000	513,246
3.650%, 12/7/23	250,000	259,830
3.300%, 6/9/24	1,250,000	1,280,338
3.250%, 12/1/24	500,000	512,103
2.400%, 8/9/26	250,000	237,695
Discover Financial Services
5.200%, 4/27/22	100,000	105,702
3.850%, 11/21/22	1,144,000	1,173,595
3.950%, 11/6/24	250,000	254,333
3.750%, 3/4/25	350,000	348,437
4.500%, 1/30/26	500,000	510,525
4.100%, 2/9/27	565,000	563,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Ford Motor Credit Co. LLC
2.425%, 6/12/20	$645,000	$636,779
3.157%, 8/4/20	500,000	496,677
2.343%, 11/2/20	750,000	732,447
5.085%, 1/7/21	200,000	203,517
3.200%, 1/15/21	750,000	738,938
3.336%, 3/18/21	1,000,000	983,629
3.470%, 4/5/21	245,000	241,512
5.875%, 8/2/21	4,600,000	4,756,559
3.813%, 10/12/21	755,000	745,725
5.596%, 1/7/22	500,000	515,525
3.219%, 1/9/22	1,500,000	1,454,572
3.339%, 3/28/22	2,000,000	1,938,352
2.979%, 8/3/22	750,000	715,661
4.250%, 9/20/22	2,700,000	2,664,208
4.140%, 2/15/23	750,000	731,041
3.810%, 1/9/24	1,140,000	1,079,538
5.584%, 3/18/24	350,000	354,370
4.687%, 6/9/25	500,000	475,327
4.134%, 8/4/25	600,000	553,880
4.389%, 1/8/26(x)	2,050,000	1,896,396
3.815%, 11/2/27(x)	750,000	656,006
General Motors Financial Co., Inc.
2.650%, 4/13/20	625,000	621,727
3.200%, 7/13/20	1,250,000	1,251,937
2.450%, 11/6/20	1,750,000	1,727,765
3.700%, 11/24/20	1,750,000	1,763,367
4.200%, 3/1/21	750,000	759,946
3.550%, 4/9/21	440,000	441,562
3.200%, 7/6/21	2,250,000	2,239,167
4.200%, 11/6/21	955,000	971,530
3.450%, 1/14/22	1,000,000	997,721
3.450%, 4/10/22	2,000,000	1,991,639
3.150%, 6/30/22	225,000	221,437
3.250%, 1/5/23	750,000	735,101
3.700%, 5/9/23	875,000	867,665
4.150%, 6/19/23	500,000	503,736
5.100%, 1/17/24	500,000	519,013
3.950%, 4/13/24	1,000,000	990,343
3.500%, 11/7/24	1,750,000	1,686,565
4.000%, 1/15/25	2,000,000	1,965,591
4.350%, 4/9/25	575,000	573,883
4.300%, 7/13/25	1,250,000	1,239,277
5.250%, 3/1/26	700,000	719,799
4.000%, 10/6/26	750,000	716,568
4.350%, 1/17/27	835,000	806,375
3.850%, 1/5/28	500,000	459,757
5.650%, 1/17/29	350,000	359,762
John Deere Capital Corp.
1.950%, 6/22/20	95,000	94,263
2.375%, 7/14/20	500,000	498,482
2.350%, 1/8/21	500,000	497,685
2.800%, 3/4/21(x)	1,000,000	1,004,616
2.875%, 3/12/21	500,000	502,226
3.900%, 7/12/21	350,000	360,004
3.125%, 9/10/21	400,000	404,539
3.150%, 10/15/21	500,000	506,302
2.650%, 1/6/22	500,000	500,748
2.750%, 3/15/22	1,000,000	1,002,663
2.950%, 4/1/22	440,000	443,687
2.150%, 9/8/22	650,000	638,919
2.700%, 1/6/23	500,000	500,618
2.800%, 3/6/23	500,000	501,760
3.450%, 6/7/23	250,000	256,805
3.650%, 10/12/23	500,000	518,431
3.350%, 6/12/24	650,000	665,425
2.650%, 6/24/24	660,000	652,521
3.450%, 3/13/25	1,250,000	1,286,949
3.400%, 9/11/25	350,000	360,107
2.650%, 6/10/26	500,000	486,163
2.800%, 9/8/27(x)	400,000	390,050
3.050%, 1/6/28	500,000	496,280
3.450%, 3/7/29	270,000	277,032
Series 0014
2.450%, 9/11/20	200,000	199,554
PACCAR Financial Corp.
2.800%, 3/1/21	335,000	335,728
3.100%, 5/10/21	390,000	393,332
3.150%, 8/9/21	350,000	353,566
2.300%, 8/10/22(x)	1,000,000	985,457
3.400%, 8/9/23	350,000	357,885
Synchrony Financial
4.375%, 3/19/24	165,000	167,158
4.250%, 8/15/24	750,000	754,572
4.500%, 7/23/25	500,000	500,935
3.700%, 8/4/26	500,000	471,217
3.950%, 12/1/27	1,500,000	1,409,758
5.150%, 3/19/29	250,000	253,107
Toyota Motor Credit Corp.
1.950%, 4/17/20	500,000	496,545
4.500%, 6/17/20	300,000	306,614
3.050%, 1/8/21	350,000	352,602
4.250%, 1/11/21	1,300,000	1,335,785
1.900%, 4/8/21	750,000	739,496
2.950%, 4/13/21	375,000	377,421
2.750%, 5/17/21	750,000	752,019
3.400%, 9/15/21	1,050,000	1,068,217
2.600%, 1/11/22(x)	1,000,000	997,373
3.300%, 1/12/22	156,000	158,499
2.800%, 7/13/22	750,000	751,173
2.150%, 9/8/22	850,000	832,965
2.625%, 1/10/23	1,150,000	1,142,928
2.700%, 1/11/23	500,000	498,258
3.450%, 9/20/23	750,000	768,408
3.350%, 1/8/24	500,000	510,304
2.900%, 4/17/24	500,000	500,036
3.400%, 4/14/25	750,000	768,677
3.050%, 1/11/28	500,000	496,263
3.650%, 1/8/29(x)	500,000	518,833

		146,492,200

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc.
2.200%, 3/15/21	1,360,000	1,353,393
3.750%, 8/15/21	500,000	515,000
3.400%, 1/31/22	500,000	512,923
3.000%, 2/11/23	500,000	508,154
2.750%, 3/15/23	1,000,000	1,006,180
3.125%, 3/15/26	2,395,000	2,410,034
Block Financial LLC
4.125%, 10/1/20	500,000	507,088
5.250%, 10/1/25	500,000	520,295
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	12,385,000	12,220,668
3.373%, 11/15/25	5,000,000	4,851,802
Genpact Luxembourg Sarl
3.700%, 4/1/22(e)	250,000	247,534
Jefferies Financial Group, Inc.
5.500%, 10/18/23	800,000	838,080
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.35%), 3.086%, 4/26/21(k)	1,500,000	1,501,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
National Rural Utilities Cooperative Finance Corp.
2.350%, 6/15/20	$1,500,000	$1,495,690
2.300%, 11/1/20	250,000	248,374
2.900%, 3/15/21	350,000	350,717
2.400%, 4/25/22	300,000	295,646
2.300%, 9/15/22(x)	250,000	244,814
2.700%, 2/15/23	500,000	494,698
3.400%, 11/15/23	1,000,000	1,016,727
2.950%, 2/7/24	210,000	209,383
3.250%, 11/1/25	250,000	252,544
3.050%, 4/25/27	350,000	344,690
3.400%, 2/7/28	500,000	504,195
3.900%, 11/1/28	250,000	263,845
(ICE LIBOR USD 3 Month + 2.91%), 4.698%, 4/30/43(k)	350,000	336,875
ORIX Corp.
2.900%, 7/18/22	330,000	329,655
4.050%, 1/16/24	500,000	516,811
3.250%, 12/4/24	750,000	746,723
3.700%, 7/18/27	400,000	404,693
Private Export Funding Corp.
Series II
2.050%, 11/15/22	1,125,000	1,109,901
Series KK
3.550%, 1/15/24	729,000	765,372
Series MM
2.300%, 9/15/20	500,000	498,841
Shell International Finance BV
2.125%, 5/11/20	1,500,000	1,490,588
2.250%, 11/10/20	750,000	746,347
1.875%, 5/10/21	1,500,000	1,480,554
1.750%, 9/12/21	1,000,000	981,072
2.375%, 8/21/22	1,175,000	1,165,759
3.400%, 8/12/23	900,000	926,189
3.500%, 11/13/23	525,000	543,133
3.250%, 5/11/25	2,500,000	2,545,918
2.875%, 5/10/26	1,250,000	1,241,709
2.500%, 9/12/26	1,000,000	966,451
3.875%, 11/13/28	750,000	792,715
Synchrony Bank
3.650%, 5/24/21	750,000	757,881
3.000%, 6/15/22	770,000	759,952
Voya Financial, Inc.
3.125%, 7/15/24	700,000	690,155
3.650%, 6/15/26	625,000	617,473

		53,128,940

Insurance (0.8%)
Aflac, Inc.
4.000%, 2/15/22	500,000	518,772
3.625%, 6/15/23	1,150,000	1,191,742
3.625%, 11/15/24	1,000,000	1,030,996
Alleghany Corp.
5.625%, 9/15/20	200,000	207,469
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	248,938
Allstate Corp. (The)
3.150%, 6/15/23	156,000	157,555
3.280%, 12/15/26	500,000	504,932
Series B
(ICE LIBOR USD 3 Month + 2.94%), 5.750%, 8/15/53(k)	500,000	505,000
Alterra Finance LLC
6.250%, 9/30/20	500,000	522,318
American Financial Group, Inc.
3.500%, 8/15/26	635,000	616,665
American International Group, Inc.
3.375%, 8/15/20	500,000	504,711
6.400%, 12/15/20	1,100,000	1,163,491
3.300%, 3/1/21	555,000	558,513
4.875%, 6/1/22	750,000	791,588
3.750%, 7/10/25	1,380,000	1,381,120
3.900%, 4/1/26	2,000,000	2,007,667
4.200%, 4/1/28	375,000	379,630
4.250%, 3/15/29	500,000	506,736
Aon Corp.
5.000%, 9/30/20	787,000	810,672
4.500%, 12/15/28	650,000	685,709
Aon plc
2.800%, 3/15/21	350,000	349,295
3.500%, 6/14/24	350,000	354,793
3.875%, 12/15/25	600,000	617,500
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	517,955
Assurant, Inc.
4.000%, 3/15/23	300,000	303,450
4.200%, 9/27/23	250,000	255,137
4.900%, 3/27/28	250,000	257,972
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24	500,000	536,023
Athene Holding Ltd.
4.125%, 1/12/28	750,000	718,968
AXIS Specialty Finance LLC
5.875%, 6/1/20	700,000	721,044
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	495,816
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	1,175,000	1,212,370
3.000%, 5/15/22	656,000	666,541
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	1,800,610
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	357,964
4.500%, 3/15/29	300,000	303,349
Chubb INA Holdings, Inc.
2.300%, 11/3/20	665,000	660,713
3.350%, 5/15/24	600,000	612,477
3.150%, 3/15/25	1,000,000	1,006,215
3.350%, 5/3/26	410,000	416,260
CNA Financial Corp.
5.875%, 8/15/20	902,000	937,730
4.500%, 3/1/26	500,000	519,172
3.450%, 8/15/27	500,000	482,094
Enstar Group Ltd.
4.500%, 3/10/22	250,000	253,201
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	248,765
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	532,849
4.500%, 8/15/28§	475,000	482,425
First American Financial Corp.
4.600%, 11/15/24	500,000	517,627
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	754,573
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22	250,000	266,888
Kemper Corp.
4.350%, 2/15/25	355,000	363,296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Lincoln National Corp.
4.850%, 6/24/21	$334,000	$347,698
4.000%, 9/1/23	215,000	223,825
3.625%, 12/12/26	500,000	499,742
Loews Corp.
2.625%, 5/15/23	900,000	889,624
3.750%, 4/1/26	300,000	307,888
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,052,093
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	730,560
Markel Corp.
3.500%, 11/1/27	350,000	331,918
Marsh & McLennan Cos., Inc.
3.500%, 12/29/20	115,000	116,444
4.800%, 7/15/21	600,000	626,879
2.750%, 1/30/22	915,000	913,678
3.875%, 3/15/24	500,000	517,342
3.500%, 6/3/24	1,000,000	1,019,957
4.375%, 3/15/29	700,000	739,464
Mercury General Corp.
4.400%, 3/15/27	300,000	297,710
MetLife, Inc.
4.750%, 2/8/21	503,000	521,025
3.048%, 12/15/22(e)	1,000,000	1,011,325
3.600%, 4/10/24	500,000	515,655
3.000%, 3/1/25	500,000	499,167
3.600%, 11/13/25	1,300,000	1,336,809
Series D
4.368%, 9/15/23(e)	667,000	714,983
Old Republic International Corp.
4.875%, 10/1/24	400,000	421,059
3.875%, 8/26/26	500,000	492,709
PartnerRe Finance B LLC
5.500%, 6/1/20	454,000	466,351
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	340,813
(ICE LIBOR USD 3 Month + 3.04%), 4.700%, 5/15/55(k)	300,000	294,000
Progressive Corp. (The)
3.750%, 8/23/21	219,000	223,280
Prudential Financial, Inc.
5.375%, 6/21/20	1,100,000	1,135,982
4.500%, 11/16/21	1,000,000	1,042,595
3.878%, 3/27/28	1,000,000	1,043,597
(ICE LIBOR USD 3 Month + 3.92%), 5.625%, 6/15/43(k)	1,000,000	1,040,000
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	1,075,000	1,029,312
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)	1,500,000	1,515,000
Reinsurance Group of America, Inc.
5.000%, 6/1/21	60,000	62,449
4.700%, 9/15/23	1,000,000	1,067,923
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	251,282
3.450%, 7/1/27	195,000	191,895
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	491,498
Sompo International Holdings Ltd.
4.700%, 10/15/22	250,000	257,338
Torchmark Corp.
3.800%, 9/15/22	250,000	255,626
4.550%, 9/15/28	500,000	527,670
Trinity Acquisition plc
3.500%, 9/15/21	250,000	251,857
4.400%, 3/15/26	250,000	259,798
Unum Group
5.625%, 9/15/20	500,000	518,368
3.000%, 5/15/21	160,000	159,836
4.000%, 3/15/24	300,000	303,162
Willis North America, Inc.
3.600%, 5/15/24	550,000	547,718
4.500%, 9/15/28	500,000	519,858
Willis Towers Watson plc
5.750%, 3/15/21	500,000	524,735
WR Berkley Corp.
5.375%, 9/15/20	100,000	103,018
4.625%, 3/15/22	750,000	782,092

		61,151,903

Thrifts & Mortgage Finance (0.0%)
BPCE SA
2.650%, 2/3/21	750,000	749,294
2.750%, 12/2/21	500,000	497,528
4.000%, 4/15/24	1,250,000	1,289,953
3.375%, 12/2/26(x)	500,000	495,413

		3,032,188

Total Financials		1,172,250,527

Health Care (3.6%)
Biotechnology (0.7%)
AbbVie, Inc.
2.500%, 5/14/20	3,500,000	3,490,681
2.300%, 5/14/21	1,450,000	1,433,124
3.375%, 11/14/21	415,000	419,850
2.900%, 11/6/22	2,519,000	2,510,360
3.200%, 11/6/22	1,000,000	1,008,294
2.850%, 5/14/23	1,000,000	991,012
3.750%, 11/14/23	700,000	717,269
3.600%, 5/14/25	3,000,000	3,004,068
3.200%, 5/14/26	1,500,000	1,454,355
Amgen, Inc.
2.125%, 5/1/20	250,000	248,588
2.200%, 5/11/20	1,100,000	1,094,286
3.450%, 10/1/20	1,312,000	1,326,346
4.100%, 6/15/21	1,000,000	1,031,053
1.850%, 8/19/21	500,000	489,682
2.700%, 5/1/22	500,000	498,196
2.650%, 5/11/22	600,000	596,702
3.625%, 5/15/22	1,094,000	1,120,941
2.250%, 8/19/23	1,150,000	1,121,382
3.625%, 5/22/24	1,750,000	1,798,773
3.125%, 5/1/25	250,000	248,859
2.600%, 8/19/26	1,150,000	1,083,266
3.200%, 11/2/27	1,250,000	1,216,690
Baxalta, Inc.
2.875%, 6/23/20	239,000	238,983
4.000%, 6/23/25	239,000	243,158
Biogen, Inc.
2.900%, 9/15/20	1,000,000	1,001,055
3.625%, 9/15/22	570,000	579,957
4.050%, 9/15/25	570,000	583,867
Celgene Corp.
2.875%, 8/15/20	1,000,000	1,000,742
3.950%, 10/15/20	1,031,000	1,048,570
2.875%, 2/19/21	230,000	230,028
3.250%, 8/15/22	850,000	858,847
3.550%, 8/15/22	1,000,000	1,020,694
2.750%, 2/15/23	500,000	494,343
3.250%, 2/20/23	1,250,000	1,258,710
4.000%, 8/15/23	850,000	879,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 5/15/24	$2,000,000	$2,031,787
3.875%, 8/15/25	1,000,000	1,021,223
3.450%, 11/15/27	750,000	739,840
3.900%, 2/20/28	1,250,000	1,272,490
Gilead Sciences, Inc.
2.550%, 9/1/20	2,250,000	2,245,738
4.400%, 12/1/21	2,187,000	2,277,123
1.950%, 3/1/22	255,000	250,343
3.250%, 9/1/22	835,000	850,591
2.500%, 9/1/23	755,000	745,690
3.700%, 4/1/24	1,000,000	1,032,983
3.650%, 3/1/26	2,500,000	2,536,217

		51,346,199

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
2.900%, 11/30/21	1,650,000	1,656,779
2.550%, 3/15/22	750,000	746,253
3.400%, 11/30/23	1,224,000	1,252,075
2.950%, 3/15/25	1,000,000	995,954
3.875%, 9/15/25	490,000	510,508
3.750%, 11/30/26	1,978,000	2,055,389
Baxter International, Inc.
1.700%, 8/15/21	500,000	486,907
2.600%, 8/15/26	500,000	475,750
Becton Dickinson and Co.
2.404%, 6/5/20	435,000	432,120
3.250%, 11/12/20	1,300,000	1,306,188
2.894%, 6/6/22	1,000,000	992,530
3.363%, 6/6/24	1,000,000	1,001,740
3.734%, 12/15/24	1,857,000	1,886,155
3.700%, 6/6/27	2,250,000	2,241,900
Boston Scientific Corp.
3.375%, 5/15/22	250,000	253,128
3.450%, 3/1/24	625,000	634,593
3.850%, 5/15/25	750,000	770,575
3.750%, 3/1/26	1,000,000	1,019,370
4.000%, 3/1/29	700,000	723,006
Danaher Corp.
2.400%, 9/15/20	500,000	497,481
3.350%, 9/15/25	310,000	312,565
Edwards Lifesciences Corp.
4.300%, 6/15/28(x)	750,000	787,482
Medtronic, Inc.
4.125%, 3/15/21	500,000	514,184
3.125%, 3/15/22	150,000	153,156
3.150%, 3/15/22	2,000,000	2,030,202
2.750%, 4/1/23	769,000	771,764
3.625%, 3/15/24	1,000,000	1,039,560
3.500%, 3/15/25	3,000,000	3,090,656
Stryker Corp.
2.625%, 3/15/21	750,000	747,567
3.375%, 11/1/25	2,000,000	2,020,777
3.500%, 3/15/26	375,000	380,517
3.650%, 3/7/28	600,000	610,455
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	1,100,000	1,096,411
3.375%, 11/30/21	500,000	503,103
3.150%, 4/1/22	750,000	752,296
3.700%, 3/19/23	575,000	580,179
3.550%, 4/1/25	1,075,000	1,058,180

		36,387,455

Health Care Providers & Services (1.2%)
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	104,848
Aetna, Inc.
2.750%, 11/15/22	1,000,000	985,570
2.800%, 6/15/23	675,000	662,993
3.500%, 11/15/24	500,000	499,202
AmerisourceBergen Corp.
3.400%, 5/15/24	600,000	600,840
3.450%, 12/15/27	400,000	391,214
Anthem, Inc.
4.350%, 8/15/20	1,200,000	1,224,253
2.500%, 11/21/20	235,000	233,920
3.125%, 5/15/22	500,000	504,324
2.950%, 12/1/22	800,000	799,302
3.300%, 1/15/23	150,000	151,503
3.500%, 8/15/24	1,000,000	1,013,189
3.350%, 12/1/24	500,000	503,532
3.650%, 12/1/27	715,000	713,132
4.101%, 3/1/28	3,000,000	3,087,885
Cardinal Health, Inc.
4.625%, 12/15/20	1,000,000	1,024,536
2.616%, 6/15/22	800,000	790,179
3.200%, 3/15/23	1,000,000	1,004,999
3.079%, 6/15/24	500,000	488,054
3.410%, 6/15/27(x)	1,250,000	1,179,662
Cigna Corp.
3.200%, 9/17/20§	1,150,000	1,156,237
3.400%, 9/17/21§	600,000	606,663
3.750%, 7/15/23§	1,500,000	1,537,307
4.125%, 11/15/25§	525,000	543,120
4.375%, 10/15/28§	1,340,000	1,391,884
Cigna Holding Co.
5.125%, 6/15/20	682,000	700,122
4.500%, 3/15/21	406,000	416,407
4.000%, 2/15/22	500,000	514,633
3.250%, 4/15/25	1,000,000	990,542
Coventry Health Care, Inc.
5.450%, 6/15/21	650,000	679,250
CVS Health Corp.
2.800%, 7/20/20	2,000,000	1,998,327
3.350%, 3/9/21	4,210,000	4,242,274
2.125%, 6/1/21	1,000,000	982,787
3.500%, 7/20/22	1,650,000	1,669,916
2.750%, 12/1/22	2,000,000	1,969,016
3.700%, 3/9/23	5,310,000	5,393,445
4.000%, 12/5/23	1,100,000	1,128,366
4.100%, 3/25/25	4,000,000	4,104,055
3.875%, 7/20/25	2,400,000	2,426,976
2.875%, 6/1/26	1,500,000	1,417,027
4.300%, 3/25/28	5,665,000	5,747,548
Express Scripts Holding Co.
2.600%, 11/30/20	750,000	745,641
3.300%, 2/25/21	200,000	201,239
4.750%, 11/15/21	1,350,000	1,411,286
3.900%, 2/15/22	2,156,000	2,212,348
3.050%, 11/30/22	775,000	775,493
3.000%, 7/15/23	1,050,000	1,043,406
3.500%, 6/15/24	1,000,000	1,005,963
4.500%, 2/25/26	750,000	785,194
HCA, Inc.
5.875%, 3/15/22	1,500,000	1,609,350
4.750%, 5/1/23	845,000	885,391
5.000%, 3/15/24	1,360,000	1,439,152
5.250%, 4/15/25	945,000	1,015,119
5.250%, 6/15/26	1,000,000	1,072,600
4.500%, 2/15/27	820,000	841,894
Humana, Inc.
2.500%, 12/15/20	175,000	174,237
2.900%, 12/15/22	350,000	342,857
3.950%, 3/15/27	375,000	379,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Kaiser Foundation Hospitals
3.500%, 4/1/22	$350,000	$359,464
3.150%, 5/1/27	375,000	376,444
Laboratory Corp. of America Holdings
4.625%, 11/15/20	1,600,000	1,634,877
3.750%, 8/23/22	56,000	57,175
4.000%, 11/1/23	500,000	507,212
3.250%, 9/1/24	750,000	739,994
McKesson Corp.
3.650%, 11/30/20	350,000	354,172
2.850%, 3/15/23	1,200,000	1,184,308
3.796%, 3/15/24	1,000,000	1,020,433
3.950%, 2/16/28	305,000	304,059
4.750%, 5/30/29	350,000	365,525
Medco Health Solutions, Inc.
4.125%, 9/15/20	275,000	279,863
Mercy Health
Series 2018
4.302%, 7/1/28	125,000	134,352
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	381,740
Quest Diagnostics, Inc.
4.700%, 4/1/21	100,000	103,171
3.500%, 3/30/25	400,000	399,911
3.450%, 6/1/26	775,000	767,134
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23	750,000	764,300
Toledo Hospital (The)
Series B
5.325%, 11/15/28	300,000	316,852
UnitedHealth Group, Inc.
2.700%, 7/15/20	1,875,000	1,878,386
1.950%, 10/15/20	500,000	494,539
4.700%, 2/15/21	850,000	883,851
2.125%, 3/15/21	500,000	495,181
3.150%, 6/15/21	750,000	758,041
2.875%, 3/15/22	500,000	502,934
3.350%, 7/15/22	1,000,000	1,023,364
2.375%, 10/15/22	750,000	741,894
2.750%, 2/15/23	1,000,000	1,000,240
2.875%, 3/15/23	600,000	603,136
3.500%, 6/15/23	650,000	668,817
3.500%, 2/15/24	200,000	205,879
3.750%, 7/15/25	2,000,000	2,084,238
3.700%, 12/15/25	200,000	208,304
3.100%, 3/15/26	500,000	499,758
3.450%, 1/15/27	750,000	762,443
2.950%, 10/15/27	1,000,000	977,704
3.850%, 6/15/28	1,000,000	1,046,625
3.875%, 12/15/28	250,000	261,521

		96,667,849

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	600,000	616,215
3.875%, 7/15/23	1,094,000	1,132,488
Life Technologies Corp.
5.000%, 1/15/21	125,000	128,789
Thermo Fisher Scientific, Inc.
4.700%, 5/1/20	100,000	102,019
4.500%, 3/1/21	1,000,000	1,032,670
3.600%, 8/15/21	265,000	269,250
3.300%, 2/15/22	875,000	885,886
3.150%, 1/15/23	1,000,000	1,006,922
3.000%, 4/15/23	355,000	355,107
4.150%, 2/1/24	1,000,000	1,046,067
3.650%, 12/15/25	500,000	507,316
2.950%, 9/19/26	245,000	235,905
3.200%, 8/15/27	1,000,000	975,159

		8,293,793

Pharmaceuticals (1.1%)
Allergan Finance LLC
3.250%, 10/1/22	1,300,000	1,299,377
Allergan Funding SCS
3.450%, 3/15/22	2,440,000	2,462,333
3.850%, 6/15/24	1,250,000	1,267,687
3.800%, 3/15/25	3,125,000	3,167,737
Allergan, Inc.
3.375%, 9/15/20	1,000,000	1,005,450
2.800%, 3/15/23	400,000	393,580
AstraZeneca plc
2.375%, 11/16/20	1,500,000	1,489,627
2.375%, 6/12/22	1,000,000	985,477
3.500%, 8/17/23	350,000	357,327
3.375%, 11/16/25	1,500,000	1,504,811
3.125%, 6/12/27	1,150,000	1,118,695
Bristol-Myers Squibb Co.
2.000%, 8/1/22	656,000	642,633
3.250%, 2/27/27	750,000	754,568
Eli Lilly & Co.
2.350%, 5/15/22	250,000	248,419
2.750%, 6/1/25	1,500,000	1,494,741
3.100%, 5/15/27	622,000	625,045
3.375%, 3/15/29	635,000	651,308
GlaxoSmithKline Capital plc
3.125%, 5/14/21	355,000	358,825
2.850%, 5/8/22	2,000,000	2,007,376
2.875%, 6/1/22	1,250,000	1,256,018
3.000%, 6/1/24	875,000	878,626
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	1,156,000	1,157,086
3.375%, 5/15/23	500,000	511,445
3.625%, 5/15/25	280,000	289,058
3.875%, 5/15/28	500,000	524,174
Johnson & Johnson
1.950%, 11/10/20	250,000	248,076
1.650%, 3/1/21	750,000	739,007
3.550%, 5/15/21	500,000	511,854
2.450%, 12/5/21(x)	1,250,000	1,251,180
2.250%, 3/3/22	1,500,000	1,491,532
2.050%, 3/1/23	750,000	736,532
3.375%, 12/5/23	500,000	519,524
2.625%, 1/15/25	750,000	750,791
2.450%, 3/1/26	750,000	731,727
2.950%, 3/3/27	2,000,000	1,999,931
Merck & Co., Inc.
3.875%, 1/15/21	1,000,000	1,024,583
2.350%, 2/10/22	1,000,000	998,594
2.400%, 9/15/22	1,200,000	1,196,508
2.800%, 5/18/23	1,700,000	1,716,217
2.900%, 3/7/24	340,000	344,468
2.750%, 2/10/25	1,000,000	1,000,935
3.400%, 3/7/29	750,000	769,606
Mylan NV
3.750%, 12/15/20	750,000	757,328
3.150%, 6/15/21	1,750,000	1,744,359
3.950%, 6/15/26	1,750,000	1,670,082
Mylan, Inc.
4.550%, 4/15/28	500,000	486,093
Novartis Capital Corp.
4.400%, 4/24/20	100,000	101,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.400%, 5/17/22	$750,000	$747,330
2.400%, 9/21/22	1,200,000	1,194,738
3.400%, 5/6/24	1,000,000	1,033,172
3.000%, 11/20/25	1,500,000	1,513,393
3.100%, 5/17/27	3,000,000	3,018,934
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	700,000	678,623
Pfizer, Inc.
1.950%, 6/3/21	1,250,000	1,234,388
3.000%, 9/15/21	375,000	380,809
2.200%, 12/15/21	750,000	744,666
2.800%, 3/11/22	235,000	237,065
3.000%, 6/15/23	1,000,000	1,018,020
3.200%, 9/15/23	750,000	767,973
2.950%, 3/15/24	750,000	759,419
3.400%, 5/15/24	1,500,000	1,553,162
2.750%, 6/3/26	1,000,000	983,188
3.000%, 12/15/26	1,500,000	1,500,530
3.600%, 9/15/28	1,350,000	1,406,267
3.450%, 3/15/29	1,000,000	1,024,316
Sanofi
4.000%, 3/29/21	2,106,000	2,163,025
3.375%, 6/19/23	750,000	771,083
3.625%, 6/19/28	750,000	777,415
Shire Acquisitions Investments Ireland DAC
2.400%, 9/23/21	2,500,000	2,469,273
2.875%, 9/23/23	2,250,000	2,219,235
3.200%, 9/23/26	2,450,000	2,367,197
Takeda Pharmaceutical Co. Ltd.
3.800%, 11/26/20§	300,000	304,484
4.000%, 11/26/21§	515,000	529,432
4.400%, 11/26/23§	1,000,000	1,049,461
5.000%, 11/26/28§	1,000,000	1,084,519
Zoetis, Inc.
3.450%, 11/13/20	250,000	252,431
3.250%, 8/20/21	115,000	115,871
3.250%, 2/1/23	1,185,000	1,196,364
4.500%, 11/13/25	750,000	797,096
3.000%, 9/12/27	500,000	479,799
3.900%, 8/20/28	350,000	357,992

		83,972,799

Total Health Care		276,668,095

Industrials (2.1%)
Aerospace & Defense (0.6%)
Boeing Co. (The)
1.650%, 10/30/20(x)	600,000	588,764
2.125%, 3/1/22(x)	250,000	245,826
2.800%, 3/1/23	1,000,000	1,003,270
1.875%, 6/15/23(x)	300,000	288,549
2.800%, 3/1/24(x)	500,000	499,197
2.850%, 10/30/24	300,000	298,699
2.600%, 10/30/25	650,000	630,990
2.250%, 6/15/26	300,000	282,994
3.450%, 11/1/28	300,000	304,600
Embraer Netherlands Finance BV
5.050%, 6/15/25	1,750,000	1,846,250
Embraer Overseas Ltd.
5.696%, 9/16/23§	1,750,000	1,870,811
General Dynamics Corp.
2.875%, 5/11/20	750,000	753,060
3.000%, 5/11/21	625,000	630,088
3.875%, 7/15/21	562,000	577,559
2.250%, 11/15/22	1,094,000	1,079,981
3.375%, 5/15/23	625,000	642,201
1.875%, 8/15/23	650,000	627,558
2.375%, 11/15/24	500,000	490,686
3.500%, 5/15/25	750,000	777,840
2.125%, 8/15/26	750,000	704,613
3.750%, 5/15/28	805,000	843,956
Harris Corp.
2.700%, 4/27/20	100,000	99,604
3.832%, 4/27/25	200,000	204,760
4.400%, 6/15/28	750,000	784,386
Hexcel Corp.
4.700%, 8/15/25	150,000	156,747
3.950%, 2/15/27	350,000	348,465
L3 Technologies, Inc.
4.950%, 2/15/21	1,194,000	1,233,244
3.850%, 6/15/23	535,000	550,793
3.950%, 5/28/24	206,000	212,110
3.850%, 12/15/26	245,000	248,218
4.400%, 6/15/28	1,000,000	1,043,338
Lockheed Martin Corp.
2.500%, 11/23/20	1,000,000	997,592
3.350%, 9/15/21	500,000	507,862
3.100%, 1/15/23	500,000	505,523
2.900%, 3/1/25	250,000	247,919
3.550%, 1/15/26	1,250,000	1,289,846
Northrop Grumman Corp.
2.080%, 10/15/20	810,000	801,086
3.500%, 3/15/21	31,000	31,409
2.550%, 10/15/22	1,250,000	1,232,302
3.250%, 8/1/23	2,100,000	2,130,767
2.930%, 1/15/25	1,000,000	982,980
3.250%, 1/15/28	1,500,000	1,475,376
Precision Castparts Corp.
2.250%, 6/15/20	750,000	746,915
2.500%, 1/15/23	562,000	558,277
3.250%, 6/15/25	750,000	767,587
Raytheon Co.
3.125%, 10/15/20	1,156,000	1,165,628
2.500%, 12/15/22	500,000	497,539
Rockwell Collins, Inc.
2.800%, 3/15/22	1,000,000	994,122
3.200%, 3/15/24	1,000,000	993,122
3.500%, 3/15/27	715,000	704,005
Spirit AeroSystems, Inc.
3.950%, 6/15/23	500,000	508,612
3.850%, 6/15/26	375,000	361,357
4.600%, 6/15/28	500,000	501,272
Textron, Inc.
3.875%, 3/1/25	285,000	286,346
4.000%, 3/15/26	175,000	176,427
3.650%, 3/15/27	250,000	244,731
United Technologies Corp.
4.500%, 4/15/20	1,275,000	1,296,893
1.900%, 5/4/20	750,000	743,983
3.350%, 8/16/21	305,000	308,901
1.950%, 11/1/21	750,000	734,209
2.300%, 5/4/22	750,000	736,728
3.100%, 6/1/22	1,844,000	1,856,201
3.650%, 8/16/23	560,000	573,980
2.800%, 5/4/24	500,000	493,570
3.950%, 8/16/25	375,000	390,106
2.650%, 11/1/26	415,000	393,947
3.125%, 5/4/27	1,250,000	1,214,011

		47,320,288

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	517,512
FedEx Corp.
3.400%, 1/14/22	350,000	354,518

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 8/1/22	$276,000	$272,734
4.000%, 1/15/24	450,000	470,678
3.200%, 2/1/25	750,000	743,868
3.250%, 4/1/26	500,000	496,133
3.300%, 3/15/27	500,000	490,635
3.400%, 2/15/28	500,000	493,778
4.200%, 10/17/28	500,000	521,368
United Parcel Service, Inc.
3.125%, 1/15/21	1,675,000	1,693,041
2.050%, 4/1/21	500,000	495,881
2.350%, 5/16/22	600,000	595,850
2.450%, 10/1/22	1,000,000	996,123
2.500%, 4/1/23	750,000	748,283
2.800%, 11/15/24	500,000	502,463
3.050%, 11/15/27	750,000	748,697
3.400%, 3/15/29	310,000	315,664

		10,457,226

Airlines (0.1%)
Delta Air Lines, Inc.
2.600%, 12/4/20	525,000	521,010
3.400%, 4/19/21	225,000	225,788
3.625%, 3/15/22	700,000	702,450
3.800%, 4/19/23	495,000	502,474
4.375%, 4/19/28	500,000	489,800
Southwest Airlines Co.
2.650%, 11/5/20	250,000	248,900
2.750%, 11/16/22	250,000	249,150
3.000%, 11/15/26	250,000	241,525
3.450%, 11/16/27	250,000	248,700

		3,429,797

Building Products (0.1%)
Fortune Brands Home & Security, Inc.
3.000%, 6/15/20	300,000	299,788
4.000%, 9/21/23	500,000	513,495
4.000%, 6/15/25	350,000	356,640
Johnson Controls International plc
4.250%, 3/1/21	680,000	694,813
3.625%, 7/2/24(e)	214,000	216,445
Lennox International, Inc.
3.000%, 11/15/23	175,000	170,749
Masco Corp.
3.500%, 4/1/21	1,065,000	1,068,098
4.375%, 4/1/26	810,000	827,583
Owens Corning
4.200%, 12/15/22	1,000,000	1,027,200
4.200%, 12/1/24	300,000	303,564
3.400%, 8/15/26	285,000	270,750

		5,749,125

Commercial Services & Supplies (0.1%)
RELX Capital, Inc.
3.500%, 3/16/23	925,000	935,409
4.000%, 3/18/29	750,000	765,515
Republic Services, Inc.
5.250%, 11/15/21	406,000	430,385
3.550%, 6/1/22	1,000,000	1,021,460
4.750%, 5/15/23	1,000,000	1,069,527
3.375%, 11/15/27	275,000	275,401
3.950%, 5/15/28	750,000	784,788
Steelcase, Inc.
5.125%, 1/18/29	350,000	363,634
Waste Management, Inc.
4.750%, 6/30/20	300,000	308,515
4.600%, 3/1/21	500,000	519,321
2.900%, 9/15/22	500,000	502,242
3.500%, 5/15/24	500,000	511,311
3.125%, 3/1/25	1,000,000	1,002,769
3.150%, 11/15/27	750,000	746,459

		9,236,736

Construction & Engineering (0.0%)
Fluor Corp.
3.500%, 12/15/24	900,000	902,703
4.250%, 9/15/28	500,000	499,345

		1,402,048

Electrical Equipment (0.1%)
ABB Finance USA, Inc.
2.800%, 4/3/20	225,000	224,814
2.875%, 5/8/22	1,306,000	1,314,954
3.375%, 4/3/23	500,000	508,078
3.800%, 4/3/28	500,000	525,219
Eaton Corp.
2.750%, 11/2/22	1,531,000	1,526,798
3.103%, 9/15/27	500,000	489,792
Emerson Electric Co.
2.625%, 12/1/21	450,000	450,045
2.625%, 2/15/23	256,000	253,884
3.150%, 6/1/25	350,000	351,267
Hubbell, Inc.
3.350%, 3/1/26	750,000	729,038
3.150%, 8/15/27	150,000	141,550
3.500%, 2/15/28	500,000	483,562
Rockwell Automation, Inc.
2.875%, 3/1/25	500,000	491,807
3.500%, 3/1/29	300,000	308,057

		7,798,865

Industrial Conglomerates (0.2%)
3M Co.
2.000%, 8/7/20	500,000	496,485
3.000%, 9/14/21	235,000	237,594
1.625%, 9/19/21	500,000	489,192
2.750%, 3/1/22	235,000	236,763
2.000%, 6/26/22	1,000,000	984,139
2.250%, 3/15/23(x)	355,000	353,511
3.250%, 2/14/24	850,000	874,973
3.000%, 8/7/25	750,000	763,265
2.250%, 9/19/26	500,000	473,704
2.875%, 10/15/27	500,000	494,210
3.625%, 9/14/28	500,000	523,566
Carlisle Cos., Inc.
3.500%, 12/1/24	530,000	526,359
General Electric Co.
2.700%, 10/9/22	3,375,000	3,307,511
Honeywell International, Inc.
4.250%, 3/1/21	500,000	516,101
1.850%, 11/1/21	1,000,000	979,895
2.500%, 11/1/26	1,000,000	972,319
Ingersoll-Rand Global Holding Co. Ltd.
2.900%, 2/21/21	1,000,000	1,001,751
Ingersoll-Rand Luxembourg Finance SA
2.625%, 5/1/20	500,000	499,128
3.500%, 3/21/26	500,000	504,193
3.800%, 3/21/29	500,000	506,954
Roper Technologies, Inc.
3.000%, 12/15/20	250,000	250,207
2.800%, 12/15/21	250,000	247,594
3.125%, 11/15/22	625,000	628,580
3.650%, 9/15/23	1,000,000	1,016,111
3.850%, 12/15/25	125,000	128,458
3.800%, 12/15/26	285,000	287,736

		17,300,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Machinery (0.3%)
Caterpillar Financial Services Corp.
2.950%, 2/26/22	$500,000	$504,409
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,028,331
2.600%, 6/26/22	844,000	841,834
3.400%, 5/15/24	715,000	737,570
CNH Industrial Capital LLC
4.375%, 11/6/20	470,000	478,299
4.875%, 4/1/21	385,000	396,115
3.875%, 10/15/21	310,000	313,300
4.375%, 4/5/22	385,000	396,284
4.200%, 1/15/24	700,000	717,521
CNH Industrial NV
3.850%, 11/15/27	655,000	624,608
Crane Co.
4.450%, 12/15/23	400,000	421,035
Cummins, Inc.
3.650%, 10/1/23	500,000	520,751
Deere & Co.
2.600%, 6/8/22	1,312,000	1,315,458
Dover Corp.
4.300%, 3/1/21	656,000	671,633
3.150%, 11/15/25	250,000	244,502
Flowserve Corp.
4.000%, 11/15/23	700,000	701,892
Fortive Corp.
2.350%, 6/15/21	500,000	492,167
3.150%, 6/15/26	1,500,000	1,458,458
IDEX Corp.
4.200%, 12/15/21	300,000	305,337
Illinois Tool Works, Inc.
3.375%, 9/15/21	300,000	304,157
3.500%, 3/1/24	1,000,000	1,033,250
2.650%, 11/15/26	950,000	934,612
Kennametal, Inc.
3.875%, 2/15/22	560,000	570,535
4.625%, 6/15/28	250,000	251,475
nVent Finance Sarl
3.950%, 4/15/23	500,000	498,801
Oshkosh Corp.
4.600%, 5/15/28	250,000	253,582
Pall Corp.
5.000%, 6/15/20	300,000	307,460
Parker-Hannifin Corp.
3.300%, 11/21/24	600,000	608,325
Stanley Black & Decker, Inc.
2.900%, 11/1/22	994,000	1,001,437
3.400%, 3/1/26	355,000	358,575
4.250%, 11/15/28	350,000	376,216
Wabtec Corp.
4.400%, 3/15/24(e)	750,000	763,882
3.450%, 11/15/26	500,000	464,140
4.950%, 9/15/28(e)	750,000	759,600
Xylem, Inc.
3.250%, 11/1/26	570,000	558,525

		21,214,076

Professional Services (0.1%)
Equifax, Inc.
2.300%, 6/1/21	300,000	294,323
3.600%, 8/15/21	180,000	181,548
3.300%, 12/15/22	461,000	460,540
3.950%, 6/15/23	100,000	101,802
IHS Markit Ltd.
4.125%, 8/1/23	350,000	356,930
Thomson Reuters Corp.
4.300%, 11/23/23	500,000	520,490
3.350%, 5/15/26	570,000	542,769
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	633,245
4.000%, 6/15/25	400,000	417,169
4.125%, 3/15/29	250,000	257,010

		3,765,826

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.050%, 3/15/22	2,156,000	2,182,608
3.850%, 9/1/23	750,000	785,483
3.750%, 4/1/24	250,000	261,914
3.400%, 9/1/24	500,000	514,963
3.000%, 4/1/25	750,000	754,346
3.650%, 9/1/25	500,000	521,169
3.250%, 6/15/27	400,000	406,043
Canadian National Railway Co.
2.950%, 11/21/24	250,000	251,449
Canadian Pacific Railway Co.
2.900%, 2/1/25	1,000,000	982,541
CSX Corp.
3.700%, 10/30/20	200,000	202,199
4.250%, 6/1/21	500,000	515,004
3.700%, 11/1/23	1,000,000	1,029,811
3.350%, 11/1/25	500,000	502,035
2.600%, 11/1/26	750,000	710,627
3.250%, 6/1/27	550,000	543,039
JB Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	302,735
3.875%, 3/1/26	500,000	503,611
Kansas City Southern
3.000%, 5/15/23	121,000	120,548
Norfolk Southern Corp.
2.903%, 2/15/23	1,150,000	1,147,822
3.650%, 8/1/25	1,000,000	1,028,458
2.900%, 6/15/26	500,000	489,044
3.150%, 6/1/27	365,000	360,105
3.800%, 8/1/28(x)	600,000	618,630
Ryder System, Inc.
2.500%, 5/11/20	1,000,000	996,232
2.875%, 9/1/20	250,000	249,879
3.500%, 6/1/21	160,000	161,556
2.250%, 9/1/21	150,000	147,852
3.450%, 11/15/21	250,000	252,519
2.800%, 3/1/22	150,000	148,923
2.500%, 9/1/22	190,000	186,455
3.400%, 3/1/23	650,000	657,971
3.750%, 6/9/23	500,000	510,995
3.875%, 12/1/23	250,000	255,709
3.650%, 3/18/24	350,000	356,877
Union Pacific Corp.
2.250%, 6/19/20	250,000	248,844
4.000%, 2/1/21	170,000	173,501
3.200%, 6/8/21	500,000	505,754
2.950%, 3/1/22	270,000	272,018
2.950%, 1/15/23	500,000	501,632
2.750%, 4/15/23	1,000,000	994,650
3.500%, 6/8/23	750,000	767,751
3.646%, 2/15/24	500,000	516,781
3.150%, 3/1/24	200,000	202,176
3.750%, 7/15/25	625,000	649,552
3.250%, 8/15/25	250,000	252,415
2.750%, 3/1/26	250,000	242,714
3.000%, 4/15/27	1,000,000	978,592

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.700%, 3/1/29	$530,000	$543,133

		25,508,665

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.500%, 3/1/21	305,000	301,337
3.875%, 4/1/21	125,000	126,707
3.500%, 1/15/22	290,000	292,596
2.625%, 7/1/22	750,000	731,773
2.750%, 1/15/23	400,000	388,859
3.875%, 7/3/23	500,000	504,861
4.250%, 9/15/24	1,000,000	1,017,879
3.250%, 3/1/25	3,000,000	2,880,369
Aircastle Ltd.
7.625%, 4/15/20	280,000	292,909
5.125%, 3/15/21	465,000	479,773
5.500%, 2/15/22	470,000	491,470
5.000%, 4/1/23	465,000	479,514
4.400%, 9/25/23	500,000	510,294
4.125%, 5/1/24	465,000	466,476
BOC Aviation Ltd.
3.000%, 5/23/22(m)	500,000	492,286
GATX Corp.
4.850%, 6/1/21	100,000	102,912
4.350%, 2/15/24	1,000,000	1,033,617
3.250%, 3/30/25	400,000	388,387

		10,982,019

Total Industrials		164,164,970

Information Technology (3.2%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
2.450%, 6/15/20	1,000,000	998,064
2.200%, 2/28/21	1,250,000	1,239,887
2.900%, 3/4/21	570,000	573,267
1.850%, 9/20/21	1,650,000	1,621,186
3.000%, 6/15/22	450,000	456,289
2.600%, 2/28/23	500,000	501,957
2.200%, 9/20/23	750,000	739,298
3.625%, 3/4/24	1,000,000	1,047,902
3.500%, 6/15/25	425,000	443,199
2.950%, 2/28/26	750,000	753,636
2.500%, 9/20/26(x)	1,150,000	1,117,287
Juniper Networks, Inc.
3.300%, 6/15/20	350,000	352,108
4.600%, 3/15/21	62,000	63,715
4.500%, 3/15/24	175,000	182,469
4.350%, 6/15/25	350,000	362,009
Motorola Solutions, Inc.
3.500%, 9/1/21(x)	1,000,000	1,010,686
3.750%, 5/15/22	94,000	95,433
3.500%, 3/1/23	1,000,000	1,003,557
4.600%, 2/23/28	550,000	553,049

		13,114,998

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	482,001
3.550%, 10/1/27	500,000	466,596
Amphenol Corp.
2.200%, 4/1/20	125,000	124,045
3.125%, 9/15/21	1,000,000	1,006,171
3.200%, 4/1/24	250,000	249,386
Arrow Electronics, Inc.
3.500%, 4/1/22	1,500,000	1,507,969
3.250%, 9/8/24	300,000	289,330
Avnet, Inc.
5.875%, 6/15/20	500,000	515,633
3.750%, 12/1/21	125,000	126,128
4.625%, 4/15/26	500,000	507,709
Corning, Inc.
4.250%, 8/15/20	274,000	279,845
2.900%, 5/15/22	650,000	653,215
Flex Ltd.
4.750%, 6/15/25	800,000	817,000
FLIR Systems, Inc.
3.125%, 6/15/21	250,000	249,607
Jabil, Inc.
4.700%, 9/15/22	1,000,000	1,026,700
3.950%, 1/12/28	270,000	251,437
Keysight Technologies, Inc.
4.550%, 10/30/24	600,000	622,489
4.600%, 4/6/27	465,000	479,716
Tech Data Corp.
3.700%, 2/15/22	500,000	501,570
4.950%, 2/15/27	500,000	503,048
Trimble, Inc.
4.150%, 6/15/23	350,000	356,546
4.750%, 12/1/24	350,000	358,096
4.900%, 6/15/28	450,000	458,484
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	335,562
3.700%, 2/15/26	250,000	252,386
3.125%, 8/15/27	365,000	349,612

		12,770,281

IT Services (0.5%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	1,000,000	995,039
3.375%, 9/15/25	500,000	517,374
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	405,002
3.400%, 6/27/26	350,000	339,367
DXC Technology Co.
4.250%, 4/15/24	500,000	506,906
Fidelity National Information Services, Inc.
3.625%, 10/15/20	335,000	337,755
2.250%, 8/15/21	795,000	779,862
4.500%, 10/15/22	198,000	206,595
3.500%, 4/15/23	264,000	267,493
3.875%, 6/5/24	271,000	276,799
5.000%, 10/15/25	278,000	299,703
3.000%, 8/15/26	1,250,000	1,187,935
4.250%, 5/15/28	1,050,000	1,068,417
Fiserv, Inc.
2.700%, 6/1/20	1,000,000	998,805
4.750%, 6/15/21	94,000	97,551
3.500%, 10/1/22	500,000	507,936
3.800%, 10/1/23	375,000	383,774
3.850%, 6/1/25	1,500,000	1,531,920
4.200%, 10/1/28	465,000	477,102
IBM Credit LLC
3.450%, 11/30/20	500,000	505,893
1.800%, 1/20/21(x)	400,000	393,931
2.650%, 2/5/21	750,000	749,475
3.600%, 11/30/21(x)	500,000	511,155
2.200%, 9/8/22	400,000	392,672
3.000%, 2/6/23	750,000	755,016
International Business Machines Corp.
1.625%, 5/15/20	2,200,000	2,174,610
2.250%, 2/19/21	1,000,000	991,283
2.500%, 1/27/22(x)	1,750,000	1,736,616
1.875%, 8/1/22	1,750,000	1,701,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.875%, 11/9/22	$1,000,000	$1,003,237
3.375%, 8/1/23	1,000,000	1,020,117
3.625%, 2/12/24	1,000,000	1,029,827
3.450%, 2/19/26	1,000,000	1,014,660
3.300%, 1/27/27(x)	1,095,000	1,103,369
Mastercard, Inc.
2.000%, 11/21/21	500,000	493,041
3.375%, 4/1/24	1,000,000	1,032,134
2.950%, 11/21/26	1,150,000	1,149,127
3.500%, 2/26/28	140,000	145,596
Total System Services, Inc.
3.800%, 4/1/21	250,000	253,951
3.750%, 6/1/23	450,000	458,954
4.000%, 6/1/23	500,000	514,802
4.800%, 4/1/26	1,000,000	1,044,968
4.450%, 6/1/28	500,000	511,712
Visa, Inc.
2.200%, 12/14/20	2,500,000	2,487,038
2.150%, 9/15/22	1,195,000	1,180,255
2.800%, 12/14/22	1,750,000	1,764,704
3.150%, 12/14/25	3,450,000	3,497,139
2.750%, 9/15/27(x)	300,000	295,352
Western Union Co. (The)
5.253%, 4/1/20	1,002,000	1,021,783
3.600%, 3/15/22	300,000	304,857
4.250%, 6/9/23	250,000	257,096

		42,681,227

Semiconductors & Semiconductor Equipment (0.8%)
Altera Corp.
4.100%, 11/15/23	600,000	636,581
Analog Devices, Inc.
2.950%, 1/12/21	750,000	751,867
2.500%, 12/5/21	300,000	297,362
2.875%, 6/1/23	250,000	248,345
3.125%, 12/5/23	500,000	502,261
3.900%, 12/15/25	450,000	459,719
3.500%, 12/5/26	500,000	494,548
Applied Materials, Inc.
2.625%, 10/1/20	430,000	429,307
4.300%, 6/15/21	625,000	646,714
Broadcom Corp.
2.200%, 1/15/21	750,000	737,473
3.000%, 1/15/22	2,500,000	2,488,959
2.650%, 1/15/23	750,000	729,070
3.625%, 1/15/24	2,500,000	2,491,431
3.125%, 1/15/25	715,000	680,197
3.875%, 1/15/27	3,250,000	3,105,474
3.500%, 1/15/28	2,000,000	1,838,205
Broadcom, Inc.
3.125%, 4/15/21§	875,000	873,967
3.125%, 10/15/22§	250,000	248,858
3.625%, 10/15/24§	1,500,000	1,488,270
4.250%, 4/15/26§	2,025,000	2,010,035
4.750%, 4/15/29§	2,500,000	2,488,125
Intel Corp.
1.850%, 5/11/20	800,000	794,186
2.450%, 7/29/20	1,525,000	1,523,397
1.700%, 5/19/21	250,000	245,824
3.300%, 10/1/21	1,257,000	1,281,073
2.350%, 5/11/22	800,000	796,216
3.100%, 7/29/22	600,000	610,879
2.700%, 12/15/22	1,875,000	1,883,536
3.700%, 7/29/25	1,795,000	1,879,825
2.600%, 5/19/26	500,000	489,768
3.150%, 5/11/27(x)	3,250,000	3,282,312
KLA-Tencor Corp.
4.125%, 11/1/21	571,000	587,795
4.100%, 3/15/29	625,000	637,211
Lam Research Corp.
2.800%, 6/15/21	750,000	748,765
3.800%, 3/15/25	350,000	358,548
3.750%, 3/15/26	750,000	762,189
4.000%, 3/15/29	530,000	540,724
Marvell Technology Group Ltd.
4.200%, 6/22/23	350,000	356,978
4.875%, 6/22/28	350,000	361,892
Maxim Integrated Products, Inc.
3.375%, 3/15/23	400,000	401,178
3.450%, 6/15/27	500,000	481,419
Micron Technology, Inc.
4.640%, 2/6/24	105,000	107,734
5.500%, 2/1/25	400,000	412,740
4.975%, 2/6/26	350,000	353,471
5.327%, 2/6/29	350,000	358,351
NVIDIA Corp.
2.200%, 9/16/21	395,000	389,729
3.200%, 9/16/26	850,000	846,283
NXP BV
4.875%, 3/1/24§	500,000	526,650
5.350%, 3/1/26(b)§	500,000	536,165
5.550%, 12/1/28§	335,000	361,552
QUALCOMM, Inc.
2.250%, 5/20/20	1,000,000	995,266
3.000%, 5/20/22	2,500,000	2,521,003
2.600%, 1/30/23	1,850,000	1,826,811
2.900%, 5/20/24	1,000,000	983,000
3.250%, 5/20/27	5,250,000	5,121,746
Texas Instruments, Inc.
1.750%, 5/1/20	250,000	247,911
2.750%, 3/12/21	375,000	376,384
1.850%, 5/15/22	500,000	489,679
2.250%, 5/1/23	750,000	739,409
2.625%, 5/15/24	216,000	214,722
2.900%, 11/3/27	355,000	351,223
Xilinx, Inc.
3.000%, 3/15/21	500,000	501,118
2.950%, 6/1/24	650,000	644,393

		60,575,823

Software (0.7%)
Autodesk, Inc.
3.125%, 6/15/20	600,000	601,380
4.375%, 6/15/25	600,000	621,410
3.500%, 6/15/27	1,000,000	967,932
CA, Inc.
3.600%, 8/1/20	300,000	301,096
3.600%, 8/15/22	200,000	201,250
4.700%, 3/15/27	250,000	249,294
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	179,943
Microsoft Corp.
3.000%, 10/1/20	594,000	598,423
2.000%, 11/3/20	2,250,000	2,233,765
4.000%, 2/8/21(x)	1,000,000	1,028,794
1.550%, 8/8/21	2,350,000	2,302,470
2.400%, 2/6/22	1,000,000	997,737
2.375%, 2/12/22	1,000,000	997,605
2.650%, 11/3/22	1,000,000	1,005,971
2.125%, 11/15/22	500,000	493,714
2.375%, 5/1/23	1,250,000	1,243,341
2.000%, 8/8/23	1,350,000	1,319,793
3.625%, 12/15/23	2,000,000	2,092,123
2.875%, 2/6/24	335,000	338,594
2.700%, 2/12/25	1,500,000	1,499,897
3.125%, 11/3/25	2,600,000	2,654,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.400%, 8/8/26	$3,260,000	$3,156,093
3.300%, 2/6/27	3,750,000	3,844,320
Oracle Corp.
2.800%, 7/8/21	585,000	587,544
1.900%, 9/15/21	2,755,000	2,709,078
2.500%, 5/15/22	2,000,000	1,991,806
2.500%, 10/15/22	1,875,000	1,863,221
2.625%, 2/15/23	805,000	802,163
3.625%, 7/15/23	1,000,000	1,034,050
2.400%, 9/15/23	1,000,000	982,875
3.400%, 7/8/24	2,000,000	2,049,052
2.950%, 11/15/24	750,000	750,743
2.950%, 5/15/25	3,000,000	2,991,599
2.650%, 7/15/26	2,805,000	2,712,054
3.250%, 11/15/27	3,000,000	3,012,771
salesforce.com, Inc.
3.250%, 4/11/23	375,000	384,190
3.700%, 4/11/28	375,000	393,346
VMware, Inc.
2.300%, 8/21/20	460,000	455,729
2.950%, 8/21/22	515,000	510,478
3.900%, 8/21/27	2,050,000	1,967,959

		54,127,609

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.
2.000%, 5/6/20	1,000,000	994,850
1.800%, 5/11/20	1,000,000	992,730
2.000%, 11/13/20	1,000,000	992,524
2.250%, 2/23/21	2,250,000	2,240,936
2.850%, 5/6/21	935,000	942,202
1.550%, 8/4/21	1,400,000	1,370,256
2.150%, 2/9/22	1,000,000	989,694
2.500%, 2/9/22	750,000	749,190
2.300%, 5/11/22	1,000,000	992,815
2.700%, 5/13/22	1,000,000	1,004,701
2.100%, 9/12/22	750,000	738,563
2.400%, 1/13/23	1,000,000	993,274
2.850%, 2/23/23	1,250,000	1,261,622
2.400%, 5/3/23	4,707,000	4,666,502
3.000%, 2/9/24	495,000	500,990
3.450%, 5/6/24	4,000,000	4,130,581
2.850%, 5/11/24	750,000	753,227
2.750%, 1/13/25	750,000	746,153
2.500%, 2/9/25	1,000,000	981,333
3.250%, 2/23/26	2,255,000	2,299,651
2.450%, 8/4/26	1,675,000	1,615,915
3.350%, 2/9/27	1,500,000	1,532,347
3.200%, 5/11/27	923,000	931,491
3.000%, 6/20/27	2,060,000	2,048,863
2.900%, 9/12/27	1,500,000	1,480,252
3.000%, 11/13/27	2,250,000	2,236,006
Dell International LLC
4.420%, 6/15/21§	3,750,000	3,847,725
5.450%, 6/15/23§	3,075,000	3,278,627
4.000%, 7/15/24§	500,000	503,172
6.020%, 6/15/26§	3,905,000	4,203,707
4.900%, 10/1/26§	1,300,000	1,319,615
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	1,350,000	1,363,161
3.500%, 10/5/21	375,000	379,314
4.400%, 10/15/22	1,500,000	1,571,189
4.900%, 10/15/25(e)	3,000,000	3,193,392
HP, Inc.
3.750%, 12/1/20	41,000	41,602
4.050%, 9/15/22(x)	1,000,000	1,030,778
NetApp, Inc.
3.375%, 6/15/21	550,000	554,365
3.300%, 9/29/24	500,000	493,174
Seagate HDD Cayman
4.250%, 3/1/22	350,000	350,761
4.875%, 3/1/24	300,000	297,673

		60,614,923

Total Information Technology		243,884,861

Materials (0.9%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.
2.750%, 2/3/23	1,000,000	997,415
3.350%, 7/31/24	750,000	765,243
Airgas, Inc.
3.650%, 7/15/24	450,000	463,416
Albemarle Corp.
4.150%, 12/1/24	250,000	257,100
Braskem Finance Ltd.
6.450%, 2/3/24	1,250,000	1,354,012
Cabot Corp.
3.700%, 7/15/22	500,000	504,411
Celanese US Holdings LLC
5.875%, 6/15/21	370,000	389,030
4.625%, 11/15/22	450,000	463,151
Dow Chemical Co. (The)
4.250%, 11/15/20	1,984,000	2,025,447
4.125%, 11/15/21	100,000	102,728
3.000%, 11/15/22	1,000,000	998,371
4.550%, 11/30/25§	250,000	264,178
4.800%, 11/30/28§	500,000	535,697
DowDuPont, Inc.
3.766%, 11/15/20	500,000	508,635
4.205%, 11/15/23	1,500,000	1,566,178
4.493%, 11/15/25	1,150,000	1,224,995
4.725%, 11/15/28	2,000,000	2,153,562
Eastman Chemical Co.
3.500%, 12/1/21	160,000	162,180
3.600%, 8/15/22	1,125,000	1,142,804
3.800%, 3/15/25	1,000,000	1,019,508
Ecolab, Inc.
4.350%, 12/8/21	1,106,000	1,151,730
3.250%, 1/14/23	500,000	506,217
2.700%, 11/1/26	215,000	207,659
EI du Pont de Nemours & Co.
2.200%, 5/1/20	2,167,000	2,160,594
FMC Corp.
4.100%, 2/1/24	1,500,000	1,523,881
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	150,000	150,931
4.450%, 9/26/28	385,000	404,612
LYB International Finance BV
4.000%, 7/15/23	1,100,000	1,123,225
LyondellBasell Industries NV
6.000%, 11/15/21	1,800,000	1,922,414
Methanex Corp.
4.250%, 12/1/24	650,000	639,860
Mosaic Co. (The)
3.250%, 11/15/22	500,000	501,333
4.250%, 11/15/23	1,000,000	1,035,285
4.050%, 11/15/27	750,000	746,827
NewMarket Corp.
4.100%, 12/15/22	167,000	170,370
Nutrien Ltd.
6.500%, 5/15/19	860,000	863,574
3.150%, 10/1/22	131,000	130,461
3.500%, 6/1/23	1,000,000	1,003,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 3/15/24	$500,000	$502,997
4.000%, 12/15/26	500,000	505,157
4.200%, 4/1/29	280,000	288,394
PPG Industries, Inc.
3.600%, 11/15/20	350,000	354,457
3.200%, 3/15/23	650,000	656,234
Praxair, Inc.
2.250%, 9/24/20	500,000	497,931
4.050%, 3/15/21	500,000	513,538
3.000%, 9/1/21	600,000	605,318
2.200%, 8/15/22	450,000	444,858
2.700%, 2/21/23	500,000	497,410
3.200%, 1/30/26(x)	350,000	354,647
RPM International, Inc.
3.750%, 3/15/27	350,000	336,624
4.550%, 3/1/29	500,000	507,402
SASOL Financing USA LLC
5.875%, 3/27/24	765,000	809,944
6.500%, 9/27/28	450,000	489,476
Sherwin-Williams Co. (The)
7.250%, 6/15/19	439,000	442,890
2.250%, 5/15/20	1,000,000	993,460
4.200%, 1/15/22	200,000	205,599
2.750%, 6/1/22	1,250,000	1,242,746
3.125%, 6/1/24	575,000	569,310
3.950%, 1/15/26	500,000	503,016
3.450%, 6/1/27	750,000	734,807
Westlake Chemical Corp.
3.600%, 8/15/26	500,000	480,636

		43,677,864

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
4.250%, 7/2/24	285,000	294,949
3.450%, 6/1/27	321,000	309,667
3.500%, 12/15/27	500,000	478,736
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,296,872
3.900%, 4/1/27	130,000	128,810

		2,509,034

Containers & Packaging (0.1%)
Avery Dennison Corp.
4.875%, 12/6/28	300,000	320,991
Bemis Co., Inc.
3.100%, 9/15/26	500,000	464,957
International Paper Co.
7.500%, 8/15/21	106,000	117,010
4.750%, 2/15/22	89,000	93,255
3.650%, 6/15/24	1,900,000	1,950,645
Packaging Corp. of America
2.450%, 12/15/20	285,000	282,534
3.900%, 6/15/22	500,000	512,662
4.500%, 11/1/23	200,000	211,353
3.650%, 9/15/24	1,000,000	1,005,664
3.400%, 12/15/27	360,000	345,241
WestRock RKT LLC
4.900%, 3/1/22	1,500,000	1,564,995
WRKCo, Inc.
3.000%, 9/15/24	500,000	485,633
3.750%, 3/15/25	500,000	503,056
4.650%, 3/15/26	550,000	579,628
4.000%, 3/15/28(x)	500,000	506,194

		8,943,818

Metals & Mining (0.1%)
ArcelorMittal
5.250%, 8/5/20	740,000	760,350
5.500%, 3/1/21(e)	600,000	625,875
6.250%, 2/25/22(e)	550,000	593,312
6.125%, 6/1/25	405,000	448,538
4.550%, 3/11/26	500,000	510,625
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	682,000	689,626
Goldcorp, Inc.
3.625%, 6/9/21	330,000	332,906
3.700%, 3/15/23	600,000	609,481
Newmont Mining Corp.
3.500%, 3/15/22	1,156,000	1,169,847
Nucor Corp.
3.950%, 5/1/28	1,350,000	1,399,393
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	520,856
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25	1,000,000	1,047,772
Southern Copper Corp.
5.375%, 4/16/20	253,000	259,042
3.500%, 11/8/22	244,000	245,272
3.875%, 4/23/25	300,000	303,375
Vale Overseas Ltd.
4.375%, 1/11/22(x)	337,000	343,076
6.250%, 8/10/26(x)	1,250,000	1,365,000
Yamana Gold, Inc.
4.950%, 7/15/24	250,000	256,977
4.625%, 12/15/27	400,000	391,488

		11,872,811

Paper & Forest Products (0.1%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,050,067
Fibria Overseas Finance Ltd.
4.000%, 1/14/25	1,000,000	983,750
5.500%, 1/17/27	625,000	652,281
Suzano Austria GmbH
6.000%, 1/15/29§	1,000,000	1,065,210

		4,751,308

Total Materials		71,754,835

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)
3.900%, 6/15/23	1,000,000	1,031,233
4.000%, 1/15/24	805,000	832,585
3.450%, 4/30/25	750,000	747,635
3.800%, 4/15/26	250,000	253,480
American Campus Communities Operating Partnership LP (REIT)
3.350%, 10/1/20	600,000	601,671
3.750%, 4/15/23	500,000	507,711
3.625%, 11/15/27	200,000	195,212
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	494,338
American Tower Corp. (REIT)
5.050%, 9/1/20	1,058,000	1,089,749
3.300%, 2/15/21	1,750,000	1,763,941
3.450%, 9/15/21	1,000,000	1,011,661
2.250%, 1/15/22	1,250,000	1,227,961
4.700%, 3/15/22	500,000	523,889
3.500%, 1/31/23	1,150,000	1,166,002
3.000%, 6/15/23	500,000	496,741
5.000%, 2/15/24	1,000,000	1,078,130
3.375%, 5/15/24	500,000	502,966
3.950%, 3/15/29	500,000	501,860

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20	$1,000,000	$1,014,100
2.950%, 9/15/22	500,000	502,568
4.200%, 12/15/23	100,000	105,179
3.500%, 11/15/25	250,000	255,166
2.950%, 5/11/26	1,000,000	985,462
2.900%, 10/15/26	250,000	245,026
3.350%, 5/15/27	175,000	176,741
Boston Properties LP (REIT)
5.625%, 11/15/20	2,015,000	2,091,502
3.850%, 2/1/23	500,000	515,354
3.125%, 9/1/23	1,000,000	1,002,796
3.200%, 1/15/25	1,750,000	1,731,288
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	250,000	255,392
3.950%, 11/15/27	300,000	295,074
Brixmor Operating Partnership LP (REIT)
3.875%, 8/15/22	475,000	480,408
3.250%, 9/15/23	750,000	740,051
3.650%, 6/15/24	300,000	298,517
3.850%, 2/1/25	355,000	352,521
4.125%, 6/15/26	275,000	274,816
3.900%, 3/15/27	250,000	245,882
Camden Property Trust (REIT)
2.950%, 12/15/22	1,150,000	1,147,935
4.100%, 10/15/28	215,000	225,544
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	500,000	512,270
Columbia Property Trust Operating Partnership LP (REIT)
4.150%, 4/1/25	250,000	249,922
3.650%, 8/15/26	250,000	239,876
Corporate Office Properties LP (REIT)
3.700%, 6/15/21	750,000	748,718
3.600%, 5/15/23	200,000	197,635
5.000%, 7/1/25	100,000	103,702
Crown Castle International Corp. (REIT)
3.400%, 2/15/21	555,000	559,723
2.250%, 9/1/21	1,000,000	983,627
5.250%, 1/15/23	1,000,000	1,073,440
3.150%, 7/15/23	1,970,000	1,965,430
3.200%, 9/1/24	500,000	495,514
4.450%, 2/15/26	2,165,000	2,247,963
3.700%, 6/15/26	165,000	163,727
3.650%, 9/1/27	750,000	736,277
CubeSmart LP (REIT)
4.375%, 12/15/23	485,000	503,198
3.125%, 9/1/26	250,000	237,625
4.375%, 2/15/29	150,000	152,788
Digital Realty Trust LP (REIT)
3.400%, 10/1/20	500,000	502,313
5.250%, 3/15/21	500,000	518,224
2.750%, 2/1/23	175,000	170,314
3.700%, 8/15/27	1,500,000	1,482,370
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	738,364
3.375%, 12/15/27	500,000	490,660
4.000%, 9/15/28	300,000	308,118
EPR Properties (REIT)
5.750%, 8/15/22	250,000	266,408
4.500%, 4/1/25	350,000	356,398
4.750%, 12/15/26	250,000	256,078
4.500%, 6/1/27	450,000	453,043
4.950%, 4/15/28	500,000	519,616
ERP Operating LP (REIT)
4.750%, 7/15/20	450,000	459,458
3.000%, 4/15/23	1,000,000	1,005,363
3.375%, 6/1/25	1,000,000	1,012,933
3.250%, 8/1/27	355,000	354,626
4.150%, 12/1/28	300,000	318,286
Essex Portfolio LP (REIT)
3.250%, 5/1/23	1,000,000	995,975
3.500%, 4/1/25	650,000	652,564
3.375%, 4/15/26	250,000	247,368
4.000%, 3/1/29	500,000	510,126
Federal Realty Investment Trust (REIT)
3.250%, 7/15/27	500,000	491,321
GLP Capital LP (REIT)
4.875%, 11/1/20	1,070,000	1,090,330
5.375%, 11/1/23	380,000	398,479
5.250%, 6/1/25	505,000	528,988
5.375%, 4/15/26	750,000	788,962
5.750%, 6/1/28	385,000	414,992
HCP, Inc. (REIT)
3.150%, 8/1/22	250,000	249,664
4.250%, 11/15/23	1,070,000	1,110,544
3.875%, 8/15/24	1,000,000	1,020,687
3.400%, 2/1/25	500,000	495,927
4.000%, 6/1/25	350,000	358,584
Healthcare Trust of America Holdings LP (REIT)
3.375%, 7/15/21	350,000	350,972
2.950%, 7/1/22	250,000	246,327
3.700%, 4/15/23	250,000	250,942
3.500%, 8/1/26	185,000	180,342
Hospitality Properties Trust (REIT)
4.250%, 2/15/21	350,000	352,489
4.500%, 6/15/23	1,000,000	1,011,708
5.250%, 2/15/26	350,000	356,598
4.950%, 2/15/27	540,000	536,135
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	1,000,425
Series C
4.750%, 3/1/23	1,100,000	1,150,290
Series E
4.000%, 6/15/25	310,000	308,238
Kilroy Realty LP (REIT)
3.800%, 1/15/23	450,000	457,007
3.450%, 12/15/24	350,000	346,338
4.375%, 10/1/25	400,000	410,227
4.750%, 12/15/28	350,000	371,885
Kimco Realty Corp. (REIT)
3.400%, 11/1/22	500,000	502,755
3.125%, 6/1/23	1,000,000	991,873
2.700%, 3/1/24	250,000	241,652
3.300%, 2/1/25	610,000	601,797
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	234,901
Liberty Property LP (REIT)
4.750%, 10/1/20	389,000	397,074
4.125%, 6/15/22	1,094,000	1,126,460
3.750%, 4/1/25	100,000	100,835
3.250%, 10/1/26	300,000	290,774
4.375%, 2/1/29	155,000	161,461
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	392,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LifeStorage LP (REIT)
3.500%, 7/1/26	$500,000	$479,966
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	181,596
3.750%, 6/15/24	450,000	456,603
4.000%, 11/15/25	350,000	360,216
3.600%, 6/1/27	500,000	497,231
3.950%, 3/15/29	250,000	253,612
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22	250,000	255,776
3.300%, 4/15/23	700,000	697,499
3.900%, 6/15/24	500,000	511,070
4.000%, 11/15/25	200,000	204,169
3.600%, 12/15/26	250,000	248,935
4.300%, 10/15/28	665,000	694,584
Office Properties Income Trust (REIT)
4.250%, 5/15/24	1,100,000	1,048,641
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	1,075,000	1,100,083
4.500%, 1/15/25	450,000	454,135
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	249,245
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	510,357
Prologis LP (REIT)
4.250%, 8/15/23	100,000	105,899
3.750%, 11/1/25	445,000	464,280
Public Storage (REIT)
2.370%, 9/15/22	250,000	247,009
3.094%, 9/15/27	300,000	293,030
Realty Income Corp. (REIT)
3.250%, 10/15/22	844,000	859,132
4.650%, 8/1/23	1,000,000	1,070,086
3.875%, 4/15/25	750,000	775,608
4.125%, 10/15/26	725,000	759,174
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	355,926
4.125%, 3/15/28	500,000	513,640
Sabra Health Care LP (REIT)
5.500%, 2/1/21	500,000	506,345
Senior Housing Properties Trust (REIT)
4.750%, 2/15/28	500,000	460,905
Simon Property Group LP (REIT)
2.500%, 9/1/20	500,000	499,250
4.375%, 3/1/21	1,095,000	1,125,905
2.350%, 1/30/22	500,000	495,727
2.625%, 6/15/22	500,000	498,134
2.750%, 6/1/23	600,000	598,689
3.750%, 2/1/24	1,000,000	1,038,211
3.500%, 9/1/25	500,000	509,738
3.250%, 11/30/26	500,000	498,576
3.375%, 6/15/27	1,750,000	1,756,271
3.375%, 12/1/27	750,000	751,705
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	211,045
4.700%, 6/1/27	165,000	169,483
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22	300,000	298,069
SL Green Realty Corp. (REIT)
4.500%, 12/1/22	150,000	154,045
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	278,128
4.625%, 3/15/29	250,000	253,372
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	464,205
UDR, Inc. (REIT)
3.700%, 10/1/20	1,500,000	1,514,947
4.000%, 10/1/25	250,000	256,230
2.950%, 9/1/26	125,000	119,436
3.500%, 7/1/27	350,000	345,263
Series 0001
4.625%, 1/10/22	200,000	208,304
Ventas Realty LP (REIT)
2.700%, 4/1/20	1,050,000	1,047,733
4.250%, 3/1/22	662,000	683,719
3.100%, 1/15/23	500,000	500,571
3.125%, 6/15/23	600,000	599,532
3.500%, 4/15/24(x)	750,000	755,630
3.750%, 5/1/24	50,000	50,952
3.250%, 10/15/26	800,000	772,653
VEREIT Operating Partnership LP (REIT)
4.125%, 6/1/21	320,000	324,093
4.600%, 2/6/24	400,000	410,771
4.625%, 11/1/25	500,000	514,132
4.875%, 6/1/26	485,000	503,339
3.950%, 8/15/27	320,000	314,717
Vornado Realty LP (REIT)
3.500%, 1/15/25	550,000	544,449
Washington REIT (REIT)
3.950%, 10/15/22	150,000	153,132
Weingarten Realty Investors (REIT)
3.375%, 10/15/22	600,000	599,980
Welltower, Inc. (REIT)
4.950%, 1/15/21	1,000,000	1,030,184
3.950%, 9/1/23	650,000	674,055
4.500%, 1/15/24	1,000,000	1,057,258
3.625%, 3/15/24	175,000	177,943
4.250%, 4/15/28	1,225,000	1,254,946
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23	1,000,000	1,048,327
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	311,760
4.000%, 2/1/25	300,000	300,192
4.250%, 10/1/26	400,000	405,704

		109,774,098

Real Estate Management & Development (0.1%)
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,585,771
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	483,640

		2,069,411

Total Real Estate		111,843,509

Utilities (1.7%)
Electric Utilities (1.1%)
AEP Texas, Inc.
2.400%, 10/1/22	350,000	345,084
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	249,013
Alabama Power Co.
Series 17A
2.450%, 3/30/22	500,000	496,919
American Electric Power Co., Inc.
2.150%, 11/13/20	180,000	178,108

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.200%, 11/13/27	$400,000	$391,314
Series F
2.950%, 12/15/22	150,000	150,161
Series I
3.650%, 12/1/21	335,000	341,349
Series J
4.300%, 12/1/28	500,000	530,680
Appalachian Power Co.
3.400%, 6/1/25	350,000	352,466
Arizona Public Service Co.
3.150%, 5/15/25	200,000	200,498
2.950%, 9/15/27	350,000	344,199
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	369,028
Avangrid, Inc.
3.150%, 12/1/24	500,000	492,971
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	659,133
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	245,180
Series Z
2.400%, 9/1/26	250,000	238,624
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	750,000	735,251
Commonwealth Edison Co.
4.000%, 8/1/20	431,000	437,367
3.400%, 9/1/21	250,000	253,657
3.700%, 8/15/28	220,000	231,289
Series 122
2.950%, 8/15/27	500,000	494,298
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	156,000	155,129
Series A
3.200%, 3/15/27	250,000	250,499
DTE Electric Co.
3.650%, 3/15/24	245,000	253,365
Duke Energy Carolinas LLC
4.300%, 6/15/20	250,000	254,970
3.350%, 5/15/22	500,000	511,792
2.500%, 3/15/23	500,000	496,185
2.950%, 12/1/26	1,000,000	989,682
3.950%, 11/15/28	500,000	532,235
Duke Energy Corp.
1.800%, 9/1/21	750,000	731,617
2.400%, 8/15/22	300,000	296,475
3.050%, 8/15/22	1,100,000	1,106,257
3.750%, 4/15/24	350,000	360,260
3.150%, 8/15/27	750,000	737,475
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	655,569
3.800%, 7/15/28	750,000	787,376
Duke Energy Indiana LLC
3.750%, 7/15/20	1,062,000	1,076,564
Duke Energy Ohio, Inc.
3.800%, 9/1/23	1,000,000	1,042,699
Duke Energy Progress LLC
3.375%, 9/1/23	435,000	446,867
3.700%, 9/1/28(x)	1,000,000	1,041,584
3.450%, 3/15/29	350,000	358,151
Edison International
2.125%, 4/15/20(x)	550,000	539,010
2.400%, 9/15/22	400,000	369,029
2.950%, 3/15/23	300,000	280,464
4.125%, 3/15/28	500,000	471,198
Emera US Finance LP
2.700%, 6/15/21	500,000	495,465
3.550%, 6/15/26	665,000	656,027
Enel Americas SA
4.000%, 10/25/26	165,000	162,938
Enel Chile SA
4.875%, 6/12/28	750,000	790,950
Entergy Arkansas LLC
3.750%, 2/15/21	1,000,000	1,013,178
3.700%, 6/1/24	1,000,000	1,033,281
3.500%, 4/1/26	300,000	304,761
Entergy Corp.
5.125%, 9/15/20	787,000	805,081
4.000%, 7/15/22	1,000,000	1,022,446
2.950%, 9/1/26	300,000	289,016
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	471,124
Evergy, Inc.
4.850%, 6/1/21	62,000	63,860
Eversource Energy
2.500%, 3/15/21	500,000	496,995
Series H
3.150%, 1/15/25	150,000	149,460
Series K
2.750%, 3/15/22	1,000,000	999,530
Series L
2.900%, 10/1/24	500,000	495,865
Series M
3.300%, 1/15/28	500,000	494,901
Series N
3.800%, 12/1/23	210,000	217,213
Exelon Corp.
2.850%, 6/15/20	750,000	748,851
5.150%, 12/1/20	600,000	617,606
2.450%, 4/15/21	330,000	326,387
3.497%, 6/1/22	1,000,000	1,009,058
3.950%, 6/15/25	750,000	774,790
3.400%, 4/15/26	500,000	499,741
FirstEnergy Corp.
Series A
2.850%, 7/15/22	450,000	446,305
Series B
4.250%, 3/15/23	675,000	702,985
3.900%, 7/15/27	625,000	634,940
Florida Power & Light Co.
2.750%, 6/1/23	250,000	251,163
Fortis, Inc.
2.100%, 10/4/21	465,000	453,295
3.055%, 10/4/26	750,000	717,835
Georgia Power Co.
2.400%, 4/1/21	350,000	346,457
2.850%, 5/15/22	750,000	743,730
3.250%, 4/1/26	350,000	342,695
3.250%, 3/30/27	500,000	482,097
Series C
2.000%, 9/8/20	205,000	202,456
Gulf Power Co.
Series A
3.300%, 5/30/27	250,000	249,726
Hydro-Quebec
Series HY
8.400%, 1/15/22	125,000	144,014
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,305,649
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	501,365
4.100%, 9/26/28	450,000	472,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.600%, 4/1/29	$500,000	$499,216
ITC Holdings Corp.
2.700%, 11/15/22	400,000	391,613
3.650%, 6/15/24	325,000	329,626
3.250%, 6/30/26	300,000	294,954
3.350%, 11/15/27	400,000	395,007
Kansas City Power & Light Co.
3.150%, 3/15/23	250,000	253,061
3.650%, 8/15/25	500,000	514,041
LG&E & KU Energy LLC
3.750%, 11/15/20	500,000	506,283
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	311,270
3.100%, 5/1/27	1,000,000	1,001,409
Mississippi Power Co.
3.950%, 3/30/28	250,000	252,361
Nevada Power Co.
Series BB
2.750%, 4/15/20	375,000	375,279
NextEra Energy Capital Holdings, Inc.
4.500%, 6/1/21	1,000,000	1,030,826
2.900%, 4/1/22	375,000	374,484
2.800%, 1/15/23	400,000	396,092
3.150%, 4/1/24	1,000,000	1,002,027
3.250%, 4/1/26	355,000	355,089
3.550%, 5/1/27	1,500,000	1,507,836
3.500%, 4/1/29	500,000	499,455
Series H
3.342%, 9/1/20	375,000	377,750
Northern States Power Co.
2.200%, 8/15/20(x)	250,000	248,358
2.150%, 8/15/22	700,000	683,767
NSTAR Electric Co.
2.375%, 10/15/22	1,000,000	985,865
3.200%, 5/15/27	500,000	500,099
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	357,893
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28	750,000	777,495
PacifiCorp
2.950%, 2/1/22	500,000	504,353
3.600%, 4/1/24	600,000	618,991
PECO Energy Co.
2.375%, 9/15/22	500,000	495,530
3.150%, 10/15/25(x)	700,000	705,516
Pinnacle West Capital Corp.
2.250%, 11/30/20	115,000	113,761
PNM Resources, Inc.
3.250%, 3/9/21	250,000	249,912
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	310,460
PPL Capital Funding, Inc.
4.200%, 6/15/22	1,078,000	1,109,780
3.500%, 12/1/22	1,000,000	1,008,699
3.400%, 6/1/23	250,000	250,942
3.100%, 5/15/26	500,000	482,237
Progress Energy, Inc.
4.400%, 1/15/21	156,000	159,578
3.150%, 4/1/22	1,250,000	1,258,515
Public Service Co. of Colorado
3.200%, 11/15/20	150,000	150,498
2.250%, 9/15/22	500,000	491,242
3.700%, 6/15/28	350,000	363,287
Public Service Electric & Gas Co.
1.900%, 3/15/21	175,000	172,730
2.375%, 5/15/23	500,000	494,379
3.250%, 9/1/23	300,000	305,722
2.250%, 9/15/26	450,000	423,621
3.700%, 5/1/28	500,000	519,563
3.650%, 9/1/28	300,000	310,971
South Carolina Electric & Gas Co.
4.250%, 8/15/28	165,000	178,438
Southern California Edison Co.
3.875%, 6/1/21	381,000	384,534
Series A
2.900%, 3/1/21	500,000	495,299
4.200%, 3/1/29	500,000	507,759
Series B
2.400%, 2/1/22	200,000	193,933
3.650%, 3/1/28	750,000	737,505
Series C
3.500%, 10/1/23	200,000	199,220
Series D
3.400%, 6/1/23	350,000	346,575
Series E
3.700%, 8/1/25	300,000	300,416
Southern Co. (The)
2.750%, 6/15/20	500,000	500,000
2.350%, 7/1/21	1,500,000	1,484,138
2.950%, 7/1/23	575,000	572,605
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	500,000	475,794
Series M
4.100%, 9/15/28	750,000	778,702
Southwestern Public Service Co.
3.300%, 6/15/24	300,000	306,103
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	588,934
UIL Holdings Corp.
4.625%, 10/1/20	500,000	510,791
Union Electric Co.
3.500%, 4/15/24	500,000	514,860
2.950%, 6/15/27	500,000	491,942
3.500%, 3/15/29	500,000	510,835
Virginia Electric & Power Co.
3.450%, 2/15/24	1,000,000	1,023,802
Series A
3.150%, 1/15/26	715,000	713,462
3.500%, 3/15/27	750,000	761,354
3.800%, 4/1/28	500,000	517,156
Series B
2.950%, 11/15/26	500,000	493,429
Series C
2.750%, 3/15/23	1,400,000	1,390,934
Westar Energy, Inc.
2.550%, 7/1/26	350,000	335,709
Wisconsin Electric Power Co.
2.950%, 9/15/21	725,000	729,908
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	347,368
Wisconsin Public Service Corp.
3.350%, 11/21/21	245,000	248,620
Xcel Energy, Inc.
4.700%, 5/15/20	756,000	765,170
2.400%, 3/15/21	500,000	496,121
2.600%, 3/15/22	500,000	496,959
3.300%, 6/1/25	500,000	504,602
3.350%, 12/1/26	500,000	500,650
4.000%, 6/15/28	500,000	521,156

		88,062,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	$310,000	$307,001
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	592,000	606,423
3.550%, 4/1/23	750,000	764,749
4.000%, 4/1/28	500,000	514,344
Dominion Energy Gas Holdings LLC
2.800%, 11/15/20	1,000,000	998,832
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	1,000,300
5.200%, 7/15/25	1,000,000	1,045,363
3.950%, 9/15/27	300,000	288,103
4.750%, 9/1/28(x)	300,000	303,439
Southern California Gas Co.
3.150%, 9/15/24	550,000	547,726
Series TT
2.600%, 6/15/26	500,000	476,398
Southern Natural Gas Co. LLC
4.400%, 6/15/21	150,000	154,126

		7,006,804

Independent Power and Renewable Electricity Producers (0.1%)
Enel Generacion Chile SA
4.250%, 4/15/24(x)	400,000	407,234
PSEG Power LLC
5.125%, 4/15/20	650,000	663,505
3.000%, 6/15/21	650,000	647,662
3.850%, 6/1/23	500,000	511,313
Southern Power Co.
4.150%, 12/1/25	500,000	518,404
Series 15B
2.375%, 6/1/20	250,000	248,627
Series E
2.500%, 12/15/21	500,000	493,757

		3,490,502

Multi-Utilities (0.4%)
Ameren Corp.
2.700%, 11/15/20	250,000	248,982
Ameren Illinois Co.
2.700%, 9/1/22(x)	500,000	499,290
3.800%, 5/15/28	350,000	366,910
Berkshire Hathaway Energy Co.
2.375%, 1/15/21	235,000	233,962
2.800%, 1/15/23	415,000	415,034
3.750%, 11/15/23	1,100,000	1,139,421
Black Hills Corp.
4.250%, 11/30/23	600,000	621,407
3.950%, 1/15/26	350,000	356,985
CenterPoint Energy, Inc.
3.600%, 11/1/21	155,000	157,549
3.850%, 2/1/24	400,000	408,038
4.250%, 11/1/28	400,000	414,816
CMS Energy Corp.
5.050%, 3/15/22	1,000,000	1,053,956
3.000%, 5/15/26	210,000	203,972
Consolidated Edison Co. of New York, Inc.
4.450%, 6/15/20	500,000	510,520
3.800%, 5/15/28	550,000	576,316
Series B
3.125%, 11/15/27	300,000	297,353
Series D
4.000%, 12/1/28	500,000	532,829
Consolidated Edison, Inc.
2.000%, 5/15/21	315,000	309,666
Consumers Energy Co.
3.800%, 11/15/28	750,000	791,269
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	771,777
Dominion Energy, Inc.
2.565%, 7/1/20	455,000	452,727
4.104%, 4/1/21(e)	800,000	812,828
4.250%, 6/1/28	500,000	523,475
Series B
2.750%, 1/15/22	500,000	495,133
Series C
2.000%, 8/15/21	300,000	291,507
Series D
2.850%, 8/15/26	450,000	430,043
DTE Energy Co.
2.850%, 10/1/26	750,000	714,412
3.800%, 3/15/27	500,000	505,400
Series B
3.300%, 6/15/22	300,000	302,831
Series C
3.500%, 6/1/24	1,000,000	1,009,351
Series D
3.700%, 8/1/23	500,000	510,914
NiSource, Inc.
2.650%, 11/17/22	185,000	182,090
3.650%, 6/15/23	350,000	357,040
3.490%, 5/15/27	1,250,000	1,244,107
Public Service Enterprise Group, Inc.
2.650%, 11/15/22	1,000,000	990,277
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,591,815
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	470,764
Series NNN
3.600%, 9/1/23	1,650,000	1,674,582
Sempra Energy
2.850%, 11/15/20	300,000	299,409
2.875%, 10/1/22	563,000	554,159
2.900%, 2/1/23	165,000	162,181
3.550%, 6/15/24	250,000	249,715
3.750%, 11/15/25	300,000	299,214
3.250%, 6/15/27	500,000	478,330
Southern Co. Gas Capital Corp.
3.500%, 9/15/21	750,000	755,672
2.450%, 10/1/23	650,000	631,724
3.250%, 6/15/26	530,000	513,962
WEC Energy Group, Inc.
2.450%, 6/15/20	250,000	249,212
3.375%, 6/15/21	335,000	338,590
3.100%, 3/8/22	115,000	115,955
3.550%, 6/15/25	250,000	254,673

		27,372,144

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	827,090
3.400%, 3/1/25	400,000	405,109
3.750%, 9/1/28	750,000	784,729

		2,016,928

Total Utilities		127,948,912

Total Corporate Bonds		2,836,977,575

Foreign Government Securities (2.6%)
Canadian Government Bond
2.625%, 1/25/22	1,110,000	1,121,051
2.000%, 11/15/22	3,170,000	3,134,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Export Development Canada
1.500%, 5/26/21(x)	$1,000,000	$981,196
1.375%, 10/21/21(x)	1,000,000	975,225
2.000%, 5/17/22	500,000	494,572
2.500%, 1/24/23	2,000,000	2,007,901
2.750%, 3/15/23	1,000,000	1,013,132
2.625%, 2/21/24	1,000,000	1,009,887
Export-Import Bank of Korea
5.125%, 6/29/20	500,000	514,240
2.500%, 11/1/20	950,000	946,018
4.000%, 1/29/21	1,500,000	1,531,223
4.375%, 9/15/21	200,000	207,219
3.500%, 11/27/21	320,000	325,088
2.750%, 1/25/22	1,000,000	997,245
5.000%, 4/11/22	500,000	530,667
3.000%, 11/1/22	950,000	953,449
3.625%, 11/27/23	1,000,000	1,028,038
4.000%, 1/14/24	500,000	522,608
2.875%, 1/21/25	1,500,000	1,489,462
3.250%, 11/10/25	1,000,000	1,013,825
2.625%, 5/26/26(x)	2,000,000	1,926,150
2.375%, 4/21/27	1,500,000	1,409,723
FMS Wertmanagement AoeR
1.375%, 6/8/21	1,500,000	1,465,462
2.750%, 3/6/23(x)	1,100,000	1,117,679
2.750%, 1/30/24	1,000,000	1,004,954
Iraq Government AID Bond
2.149%, 1/18/22	665,000	659,745
Japan Bank for International Cooperation
2.125%, 6/1/20	710,000	706,506
2.125%, 7/21/20	250,000	248,603
2.125%, 11/16/20	1,100,000	1,092,204
3.125%, 7/20/21(x)	815,000	824,984
1.500%, 7/21/21	1,500,000	1,464,260
2.000%, 11/4/21	665,000	655,600
2.500%, 6/1/22	770,000	768,142
2.375%, 7/21/22	250,000	248,307
2.375%, 11/16/22	945,000	937,360
3.250%, 7/20/23	890,000	912,042
3.375%, 7/31/23	2,000,000	2,060,121
3.375%, 10/31/23	1,500,000	1,547,270
2.125%, 2/10/25	1,500,000	1,452,747
2.750%, 1/21/26	1,000,000	999,028
2.375%, 4/20/26	2,000,000	1,946,255
1.875%, 7/21/26	1,500,000	1,407,410
2.250%, 11/4/26	1,000,000	959,890
2.875%, 6/1/27(x)	3,000,000	2,998,225
2.750%, 11/16/27	475,000	470,564
3.250%, 7/20/28(x)	1,500,000	1,544,650
3.500%, 10/31/28(x)	2,000,000	2,102,908
Japan Finance Organization for Municipalities
4.000%, 1/13/21	700,000	716,944
Japan International Cooperation Agency
2.750%, 4/27/27(x)	690,000	682,348
3.375%, 6/12/28	500,000	517,601
Kingdom of Jordan
3.000%, 6/30/25	5,000,000	5,119,500
Province of Alberta Canada
2.200%, 7/26/22	1,500,000	1,484,667
3.350%, 11/1/23	1,150,000	1,188,784
2.950%, 1/23/24	1,000,000	1,016,854
3.300%, 3/15/28	1,250,000	1,297,670
Province of British Columbia
2.650%, 9/22/21	2,000,000	2,009,836
2.000%, 10/23/22	1,300,000	1,281,150
2.250%, 6/2/26	1,000,000	973,494
Province of Manitoba
2.125%, 5/4/22	2,000,000	1,967,892
2.100%, 9/6/22	1,468,000	1,441,440
3.050%, 5/14/24	1,000,000	1,019,999
2.125%, 6/22/26	1,000,000	950,192
Province of New Brunswick Canada
2.500%, 12/12/22	250,000	248,511
3.625%, 2/24/28	600,000	634,346
Province of Ontario
4.400%, 4/14/20	4,000,000	4,070,373
1.875%, 5/21/20	2,500,000	2,478,605
2.550%, 2/12/21	2,650,000	2,650,418
2.400%, 2/8/22	2,500,000	2,493,404
2.450%, 6/29/22	1,700,000	1,697,702
3.400%, 10/17/23	1,500,000	1,548,600
3.050%, 1/29/24(x)	1,350,000	1,372,295
3.200%, 5/16/24	2,500,000	2,558,200
2.500%, 4/27/26	2,000,000	1,951,868
Province of Quebec
3.500%, 7/29/20	1,700,000	1,722,359
2.750%, 8/25/21	2,100,000	2,112,198
2.375%, 1/31/22	2,500,000	2,495,072
2.625%, 2/13/23	2,531,000	2,541,320
2.875%, 10/16/24	1,000,000	999,901
2.500%, 4/20/26	1,000,000	977,310
2.750%, 4/12/27	1,750,000	1,718,493
Republic of Chile
2.250%, 10/30/22	245,000	242,856
3.125%, 1/21/26	3,512,000	3,564,680
3.240%, 2/6/28	1,500,000	1,527,750
Republic of Colombia
4.375%, 7/12/21	2,350,000	2,413,450
2.625%, 3/15/23	1,200,000	1,174,734
4.000%, 2/26/24	2,000,000	2,056,000
4.500%, 1/28/26(x)	1,000,000	1,055,000
3.875%, 4/25/27	2,250,000	2,287,125
Republic of Hungary
6.375%, 3/29/21	3,000,000	3,192,240
5.375%, 2/21/23	1,000,000	1,078,725
5.375%, 3/25/24	3,000,000	3,279,975
Republic of Indonesia
2.950%, 1/11/23	1,250,000	1,236,325
4.450%, 2/11/24	340,000	353,879
3.500%, 1/11/28	1,000,000	971,489
4.100%, 4/24/28	800,000	812,000
Republic of Italy
6.875%, 9/27/23	2,000,000	2,199,982
Republic of Korea
3.875%, 9/11/23	250,000	263,114
2.750%, 1/19/27	1,750,000	1,724,826
3.500%, 9/20/28	1,000,000	1,039,755
Republic of Panama
4.000%, 9/22/24	890,000	928,270
3.750%, 3/16/25	3,000,000	3,090,000
Republic of Peru
4.125%, 8/25/27(x)	1,000,000	1,091,000
Republic of Philippines
4.000%, 1/15/21	5,750,000	5,863,189
4.200%, 1/21/24	2,400,000	2,530,788
3.000%, 2/1/28	1,150,000	1,135,625
3.750%, 1/14/29	975,000	1,018,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Poland
5.125%, 4/21/21	$1,500,000	$1,572,225
5.000%, 3/23/22	2,062,000	2,187,112
3.000%, 3/17/23	1,750,000	1,760,019
4.000%, 1/22/24	2,250,000	2,348,100
3.250%, 4/6/26	1,500,000	1,524,255
Republic of Uruguay
8.000%, 11/18/22	1,000,000	1,137,275
4.500%, 8/14/24(x)	500,000	526,250
4.375%, 10/27/27	2,500,000	2,633,750
State of Israel
4.000%, 6/30/22	1,000,000	1,040,750
3.150%, 6/30/23	500,000	508,125
2.875%, 3/16/26	1,500,000	1,496,250
3.250%, 1/17/28	750,000	757,234
Svensk Exportkredit AB
1.750%, 5/18/20	1,500,000	1,487,798
1.875%, 6/23/20	750,000	744,542
2.750%, 10/7/20	1,655,000	1,661,409
3.125%, 11/8/21(x)	1,250,000	1,270,820
2.375%, 3/9/22	1,000,000	998,163
2.000%, 8/30/22	250,000	246,458
2.875%, 3/14/23	1,500,000	1,524,442
Ukraine Government AID Bonds
1.847%, 5/29/20	3,755,000	3,726,462
1.471%, 9/29/21	1,000,000	974,500
United Mexican States
3.500%, 1/21/21(x)	2,000,000	2,028,000
3.625%, 3/15/22	7,000,000	7,122,500
3.600%, 1/30/25	2,000,000	1,998,000
4.125%, 1/21/26	1,865,000	1,898,570
4.150%, 3/28/27	2,745,000	2,788,920
3.750%, 1/11/28(x)	855,000	840,465

Total Foreign Government Securities		202,600,321

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	2,407
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491%, 11/1/39	4,000	5,092
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	4,000	4,152
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	2,000	2,060
6.395%, 1/1/40	4,000	5,334
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	5,457
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,661
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	8,000	9,712
City of New York, General Obligation Bonds, Series 2009- A1
5.206%, 10/1/31	4,000	4,649
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	155,000	159,184
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	4,000	4,043
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	6,046
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	281,155
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	4,000	5,520
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995%, 7/1/20	750,000	753,960
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	2,000	2,251
7.055%, 4/1/57	4,000	4,726
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B
4.053%, 7/1/26	1,000,000	1,056,520
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM (Zero Coupon), 2/15/23	1,000,000	878,470
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	4,000	4,824
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,267
5.561%, 12/1/49	3,000	3,884
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,783
7.043%, 4/1/50	4,000	6,119

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
South Carolina Public Service Authority, South Carolina St Public Service Authority Revenue for Issues Dated Prior To 12/21/10 See 837147 Taxable, Obligs, Series D
2.388%, 12/1/23	$1,000,000	$968,290
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	350,000	345,296
State of California Federally Taxable General Obligation Bonds Various Purpose
2.800%, 4/1/21	165,000	166,490
3.375%, 4/1/25	190,000	198,124
3.500%, 4/1/28	250,000	262,588
State of California, California St Taxable, General Obligation Bonds
2.367%, 4/1/22	1,000,000	1,000,250
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,382
State of Wisconsin, Revenue Bonds
3.154%, 5/1/27	1,300,000	1,307,215
University of California
3.063%, 7/1/25	500,000	508,810

Total Municipal Bonds		7,973,721

Supranational (2.8%)
African Development Bank
2.625%, 3/22/21	1,375,000	1,380,971
1.250%, 7/26/21	1,000,000	974,199
3.000%, 12/6/21	295,000	299,549
2.125%, 11/16/22	250,000	247,626
3.000%, 9/20/23	3,000,000	3,061,886
Asian Development Bank
1.625%, 8/26/20(x)	1,000,000	988,418
2.875%, 11/27/20	685,000	688,122
2.250%, 1/20/21(x)	2,445,000	2,437,630
1.625%, 3/16/21(x)	2,000,000	1,970,616
1.750%, 6/8/21	3,250,000	3,205,214
2.125%, 11/24/21	1,500,000	1,490,315
2.000%, 2/16/22	3,000,000	2,969,600
1.875%, 2/18/22(x)	3,000,000	2,959,208
2.750%, 3/17/23(x)	2,125,000	2,156,154
2.000%, 1/22/25(x)	3,000,000	2,932,768
2.000%, 4/24/26	1,000,000	968,608
1.750%, 8/14/26	1,000,000	945,688
2.625%, 1/12/27(x)	2,500,000	2,492,667
2.500%, 11/2/27	2,500,000	2,480,724
2.750%, 1/19/28	1,000,000	1,013,183
3.125%, 9/26/28	400,000	417,963
Corp. Andina de Fomento
2.200%, 7/18/20	1,250,000	1,237,619
3.250%, 2/11/22	750,000	752,194
4.375%, 6/15/22	1,500,000	1,558,102
3.750%, 11/23/23	1,310,000	1,344,211
Council of Europe Development Bank
2.625%, 2/13/23	450,000	453,823
2.500%, 2/27/24	825,000	828,430
European Bank for Reconstruction & Development
1.625%, 5/5/20	3,000,000	2,974,485
2.750%, 4/26/21	1,250,000	1,258,723
1.875%, 2/23/22	1,000,000	987,264
2.125%, 3/7/22	5,500,000	5,464,695
2.750%, 3/7/23	750,000	755,736
European Investment Bank
1.750%, 5/15/20	2,000,000	1,983,814
1.375%, 6/15/20	5,000,000	4,935,163
1.625%, 8/14/20	4,200,000	4,152,488
2.875%, 9/15/20	2,750,000	2,766,402
1.625%, 12/15/20	1,000,000	986,575
4.000%, 2/16/21	2,200,000	2,263,488
2.000%, 3/15/21	4,000,000	3,969,798
2.500%, 4/15/21	2,000,000	2,004,282
2.375%, 5/13/21	3,000,000	2,999,096
1.625%, 6/15/21	4,000,000	3,934,664
1.375%, 9/15/21	3,500,000	3,417,807
2.875%, 12/15/21(x)	1,875,000	1,901,108
2.250%, 3/15/22	2,500,000	2,493,698
2.250%, 8/15/22(x)	3,000,000	2,992,793
2.500%, 3/15/23(x)	6,355,000	6,390,807
2.875%, 8/15/23	2,000,000	2,042,944
3.125%, 12/14/23	2,250,000	2,326,367
3.250%, 1/29/24	3,100,000	3,225,022
2.625%, 3/15/24	1,665,000	1,685,271
2.500%, 10/15/24(x)	1,000,000	1,006,025
1.875%, 2/10/25	3,000,000	2,914,625
2.125%, 4/13/26	2,000,000	1,944,697
2.375%, 5/24/27(x)	1,000,000	984,129
Inter-American Development Bank
1.625%, 5/12/20	3,300,000	3,269,704
1.875%, 6/16/20	1,500,000	1,489,727
1.375%, 7/15/20(x)	5,000,000	4,931,224
2.125%, 11/9/20	3,100,000	3,085,153
1.875%, 3/15/21(x)	1,150,000	1,139,021
2.625%, 4/19/21(x)	1,405,000	1,411,811
1.250%, 9/14/21	1,000,000	973,580
2.125%, 1/18/22	1,000,000	994,025
1.750%, 9/14/22(x)	2,500,000	2,439,781
3.000%, 9/26/22	350,000	357,582
2.500%, 1/18/23	3,500,000	3,518,872
2.625%, 1/16/24	2,150,000	2,154,874
3.000%, 2/21/24	2,000,000	2,037,473
2.125%, 1/15/25	2,000,000	1,962,294
2.000%, 6/2/26	1,050,000	1,016,886
3.125%, 9/18/28	750,000	789,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
International Bank for Reconstruction & Development
1.875%, 4/21/20	$3,000,000	$2,980,480
1.125%, 8/10/20	2,500,000	2,455,652
1.625%, 9/4/20(x)	3,985,000	3,938,954
2.125%, 11/1/20(x)	2,150,000	2,139,414
1.625%, 3/9/21	4,000,000	3,942,679
1.375%, 5/24/21	4,000,000	3,916,218
2.250%, 6/24/21	3,000,000	2,992,199
2.750%, 7/23/21(x)	2,000,000	2,016,867
1.375%, 9/20/21(x)	3,000,000	2,929,204
2.125%, 12/13/21(x)	5,000,000	4,970,234
2.000%, 1/26/22(x)	3,500,000	3,467,166
1.625%, 2/10/22	3,000,000	2,940,526
1.875%, 10/7/22	1,000,000	982,446
7.625%, 1/19/23	1,000,000	1,187,803
2.125%, 2/13/23	1,319,000	1,304,181
1.750%, 4/19/23	1,000,000	974,626
3.000%, 9/27/23(x)	2,250,000	2,313,153
2.500%, 11/25/24	3,500,000	3,518,325
2.125%, 3/3/25	450,000	442,149
2.500%, 7/29/25	3,000,000	3,012,032
3.125%, 11/20/25	350,000	365,041
1.875%, 10/27/26(x)	2,000,000	1,929,242
International Finance Corp.
1.625%, 7/16/20	1,500,000	1,484,059
2.250%, 1/25/21	2,000,000	1,994,477
1.125%, 7/20/21	1,250,000	1,215,012
2.000%, 10/24/22	750,000	740,054
2.875%, 7/31/23	805,000	820,448
2.125%, 4/7/26	2,000,000	1,957,577
Nordic Investment Bank
2.500%, 4/28/20	500,000	500,356
1.625%, 11/20/20	495,000	488,558
2.250%, 2/1/21(x)	1,500,000	1,494,543
1.250%, 8/2/21	2,000,000	1,949,370
2.125%, 2/1/22	1,000,000	992,852
2.875%, 7/19/23	750,000	761,177
North American Development Bank
2.400%, 10/26/22	1,150,000	1,137,769

Total Supranational		218,843,757

U.S. Government Agency Securities (1.8%)
FFCB
2.375%, 4/13/20	2,500,000	2,503,355
1.550%, 5/8/20	500,000	495,892
2.550%, 5/15/20	3,000,000	3,009,275
1.680%, 10/13/20	1,000,000	990,398
2.350%, 2/12/21	500,000	499,902
1.620%, 4/20/21	1,000,000	978,398
1.500%, 7/6/21	1,000,000	975,581
1.950%, 11/2/21	1,000,000	992,005
1.680%, 1/5/22	1,000,000	973,914
FHLB
2.625%, 5/28/20	8,000,000	8,029,345
1.750%, 7/13/20	1,500,000	1,489,176
1.830%, 7/29/20	1,000,000	993,928
1.800%, 8/28/20	1,500,000	1,488,874
2.625%, 10/1/20(x)	4,000,000	4,019,588
1.950%, 11/5/20	5,000,000	4,946,387
1.870%, 2/10/21	1,500,000	1,487,714
1.375%, 2/18/21(x)	3,150,000	3,099,875
1.750%, 3/12/21	2,000,000	1,979,389
1.125%, 7/14/21	10,000,000	9,748,306
2.750%, 9/13/21	3,500,000	3,500,604
1.875%, 11/29/21	5,000,000	4,947,130
2.160%, 8/17/22	2,750,000	2,721,595
2.510%, 12/29/22	2,000,000	1,988,003
2.875%, 9/13/24	2,000,000	2,049,148
5.500%, 7/15/36	3,000	4,000
FHLMC
1.800%, 4/13/20	500,000	497,278
1.625%, 9/29/20(x)	1,630,000	1,613,412
1.875%, 11/17/20	1,000,000	992,831
2.250%, 11/24/20	7,500,000	7,488,107
1.330%, 12/30/20	1,000,000	980,827
2.375%, 2/16/21	2,000,000	2,003,050
1.930%, 8/27/21	1,000,000	986,018
2.375%, 1/13/22	7,947,000	7,965,863
2.753%, 1/30/23	2,500,000	2,496,890
FNMA
1.500%, 6/22/20	2,500,000	2,474,141
1.500%, 11/30/20	2,817,000	2,777,655
1.875%, 12/28/20	1,313,000	1,302,180
1.375%, 2/26/21(x)	3,000,000	2,946,336
1.250%, 5/6/21(x)	5,000,000	4,893,912
1.250%, 8/17/21	5,000,000	4,876,435
1.375%, 10/7/21	2,000,000	1,957,491
2.000%, 1/5/22	5,000,000	4,965,722
2.625%, 1/11/22(x)	3,180,000	3,213,141
1.875%, 4/5/22(x)	1,000,000	988,071
2.625%, 9/6/24(x)	2,500,000	2,537,213
2.125%, 4/24/26(x)	8,165,000	7,980,087
1.875%, 9/24/26	2,000,000	1,915,018
Tennessee Valley Authority
3.875%, 2/15/21	2,830,000	2,908,370
1.875%, 8/15/22	1,000,000	984,554
2.875%, 9/15/24	2,400,000	2,454,084
2.875%, 2/1/27	1,000,000	1,006,754

Total U.S. Government Agency Securities		139,117,222

U.S. Treasury Obligations (48.2%)
U.S. Treasury Bonds
8.750%, 8/15/20	1,880,000	2,040,050
7.125%, 2/15/23	4,312,000	5,085,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
1.500%, 4/15/20	$30,000,000	$29,724,258
1.125%, 4/30/20	2,000,000	1,973,094
1.375%, 4/30/20	25,000,000	24,727,147
2.375%, 4/30/20	5,000,000	4,998,457
3.500%, 5/15/20	25,524,000	25,829,691
1.375%, 5/31/20	16,061,000	15,872,722
1.500%, 5/31/20	20,000,000	19,793,204
1.500%, 6/15/20	10,000,000	9,894,375
1.625%, 6/30/20	25,000,000	24,763,673
1.500%, 7/15/20	25,000,000	24,721,680
1.500%, 8/15/20	2,500,000	2,470,215
2.625%, 8/15/20	33,187,000	33,292,395
1.375%, 8/31/20	25,000,000	24,652,245
2.125%, 8/31/20	31,000,000	30,898,283
2.625%, 8/31/20	30,000,000	30,102,306
1.375%, 9/15/20	45,000,000	44,384,589
1.375%, 9/30/20	15,000,000	14,782,266
2.000%, 9/30/20	1,100,000	1,094,242
1.375%, 10/31/20	15,000,000	14,774,180
1.750%, 10/31/20	10,000,000	9,906,719
2.625%, 11/15/20	21,196,000	21,287,408
1.625%, 11/30/20	10,000,000	9,884,336
2.000%, 11/30/20	1,000,000	994,453
1.875%, 12/15/20	10,000,000	9,924,805
1.750%, 12/31/20	20,000,000	19,803,672
2.375%, 12/31/20	16,000,000	16,012,750
2.000%, 1/15/21	5,000,000	4,972,461
1.375%, 1/31/21	68,000,000	66,855,689
2.125%, 1/31/21	35,000,000	34,882,421
3.625%, 2/15/21	25,140,000	25,742,083
1.125%, 2/28/21	55,000,000	53,792,579
2.000%, 2/28/21	1,000,000	994,336
1.250%, 3/31/21	45,000,000	44,110,548
2.250%, 3/31/21	1,100,000	1,099,403
1.375%, 4/30/21	45,000,000	44,179,101
2.250%, 4/30/21	5,000,000	4,996,914
3.125%, 5/15/21	19,069,000	19,394,514
1.375%, 5/31/21	7,500,000	7,357,558
1.125%, 6/30/21	45,000,000	43,903,476
1.125%, 7/31/21	40,000,000	38,968,124
2.250%, 7/31/21	15,000,000	14,991,913
2.125%, 8/15/21	50,062,000	49,889,521
1.125%, 8/31/21	45,000,000	43,802,226
2.000%, 8/31/21	20,000,000	19,873,594
1.125%, 9/30/21	40,000,000	38,928,124
2.125%, 9/30/21	32,500,000	32,392,851
1.250%, 10/31/21	42,500,000	41,430,194
2.000%, 10/31/21	25,000,000	24,837,110
2.000%, 11/15/21	37,978,000	37,740,045
1.750%, 11/30/21	37,500,000	37,015,136
1.500%, 1/31/22	40,000,000	39,185,312
1.875%, 1/31/22	35,000,000	34,643,710
2.000%, 2/15/22	35,162,000	34,935,096
2.500%, 2/15/22	7,500,000	7,554,375
1.750%, 2/28/22	25,000,000	24,653,515
1.875%, 2/28/22	30,000,000	29,688,750
1.750%, 3/31/22	25,000,000	24,645,898
1.875%, 3/31/22	31,500,000	31,179,585
1.750%, 4/30/22	5,000,000	4,926,563
1.875%, 4/30/22	25,000,000	24,727,930
1.750%, 5/15/22	17,936,000	17,670,603
1.750%, 5/31/22	25,000,000	24,627,930
1.875%, 5/31/22	15,000,000	14,834,531
1.750%, 6/30/22	17,500,000	17,237,637
1.875%, 7/31/22	30,000,000	29,651,250
2.000%, 7/31/22	22,000,000	21,835,172
1.625%, 8/15/22	36,428,800	35,701,076
1.625%, 8/31/22	22,000,000	21,558,625
1.875%, 8/31/22	35,000,000	34,584,375
1.750%, 9/30/22	58,000,000	57,047,982
1.875%, 10/31/22	12,500,000	12,343,945
1.625%, 11/15/22	35,304,700	34,558,337
2.000%, 11/30/22	15,000,000	14,875,313
2.125%, 12/31/22	2,000,000	1,991,797
1.750%, 1/31/23	37,500,000	36,828,810
2.375%, 1/31/23	27,000,000	27,136,477
2.000%, 2/15/23	35,530,900	35,215,563
1.500%, 2/28/23	38,000,000	36,955,297
2.625%, 2/28/23	24,000,000	24,346,687
1.500%, 3/31/23	32,000,000	31,097,251
2.500%, 3/31/23	15,000,000	15,150,704
1.625%, 4/30/23	27,500,000	26,838,496
1.750%, 5/15/23	36,514,600	35,806,560
1.625%, 5/31/23	37,000,000	36,094,947
2.750%, 5/31/23	25,000,000	25,502,930
1.375%, 6/30/23	30,000,000	28,949,766
2.625%, 6/30/23	9,500,000	9,647,250
1.250%, 7/31/23	37,500,000	35,967,480
2.500%, 8/15/23	24,250,000	24,509,172
1.375%, 8/31/23	22,000,000	21,198,547
1.375%, 9/30/23	39,000,000	37,549,687
1.625%, 10/31/23	33,000,000	32,113,125
2.750%, 11/15/23	32,000,000	32,697,501
2.125%, 11/30/23	13,000,000	12,928,196
2.250%, 12/31/23	50,000,000	49,995,705
2.250%, 1/31/24	59,500,000	59,495,817
2.500%, 1/31/24	17,500,000	17,703,301
2.750%, 2/15/24	39,500,000	40,402,946
2.125%, 2/29/24	50,000,000	49,704,685
2.375%, 2/29/24(x)	6,500,000	6,542,656
2.125%, 3/31/24	52,000,000	51,710,344
2.000%, 4/30/24	25,000,000	24,690,625
2.500%, 5/15/24	30,000,000	30,341,718
2.000%, 6/30/24	27,500,000	27,139,277
2.125%, 7/31/24	35,000,000	34,748,710
2.375%, 8/15/24	35,000,000	35,175,819
1.875%, 8/31/24	30,000,000	29,399,766
2.125%, 9/30/24	35,000,000	34,725,194
2.250%, 10/31/24	5,000,000	4,992,187
2.250%, 11/15/24	36,000,000	35,928,000
2.250%, 12/31/24	20,000,000	19,962,344
2.500%, 1/31/25	8,000,000	8,091,938
2.000%, 2/15/25	40,000,000	39,344,064
2.625%, 3/31/25	23,000,000	23,420,649
2.125%, 5/15/25	45,000,000	44,522,928
2.000%, 8/15/25	63,500,000	62,310,366
2.250%, 11/15/25	37,000,000	36,827,717
1.625%, 2/15/26	43,000,000	41,083,812
1.625%, 5/15/26	45,000,000	42,920,154
1.500%, 8/15/26	43,000,000	40,551,017
2.000%, 11/15/26	40,000,000	39,026,248
2.250%, 2/15/27	39,000,000	38,702,929
2.375%, 5/15/27	42,000,000	42,040,030
2.250%, 8/15/27	38,000,000	37,637,218
2.250%, 11/15/27	37,000,000	36,608,029
2.750%, 2/15/28	39,500,000	40,626,366
2.875%, 5/15/28	37,000,000	38,434,039
2.875%, 8/15/28	53,500,000	55,590,678
3.125%, 11/15/28	55,800,000	59,194,643
2.625%, 2/15/29	58,500,000	59,578,594

Total U.S. Treasury Obligations		3,706,202,766

Total Long-Term Debt Securities (92.4%) (Cost $7,094,627,082)		7,115,688,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC, Series Z (ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.375%(k)*	17,000	$170,680
FNMA, Series S (ICE LIBOR USD 3 Month + 4.23%, 7.75% Floor), 8.250%(k)(x)*	22,000	227,260

Total Preferred Stocks (0.0%) (Cost $18,166)		397,940

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.0%)
iShares 1-3 Year Treasury Bond ETF(x)	580,000	48,789,600
iShares 3-7 Year Treasury Bond ETF(x)	203,449	25,064,917
iShares 7-10 Year Treasury Bond ETF(x)	25,971	2,770,327
Schwab Intermediate-Term U.S. Treasury ETF	500,000	26,890,000
Schwab Short-Term U.S. Treasury ETF	600,000	30,114,000
Vanguard Intermediate-Term Treasury ETF(x)	2,900,000	186,992,000
Vanguard Short-Term Treasury ETF	3,600,000	217,512,000

Total Exchange Traded Funds (7.0%) (Cost $529,035,191)		538,132,844

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.6%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $4,457,951, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $4,546,145.(xx)	$4,457,004	4,457,004
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $7,001,488, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $7,141,496.(xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $3,000,643, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $3,214,067.(xx)	3,000,000	3,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $33,015,528, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/15/19-2/15/45; total market value $33,660,005.(xx)	33,000,000	33,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $6,002,823, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.875%, maturing 6/20/19-8/15/47; total market value $6,120,004.(xx)	6,000,000	6,000,000
Societe Generale SA, 2.51%, dated 3/29/19, due 4/1/19, repurchase price $20,004,183, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $22,244,034.(xx)	20,000,000	20,000,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $17,008,396, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $18,907,429.(xx)	17,000,000	17,000,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $29,014,323, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $32,253,849.(xx)	29,000,000	29,000,000

Total Repurchase Agreements		119,457,004

Total Short-Term Investments (1.6%) (Cost $119,457,004)		119,457,004

Total Investments in Securities (101.0%) (Cost $7,743,137,443)		7,773,676,227
Other Assets Less Liabilities (-1.0%)		(75,390,605)

Net Assets (100%)		$7,698,285,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $48,975,194 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2019, the market value of these securities amounted to $536,165 or 0.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $492,286 or 0.0% of net assets.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $129,318,722. This was collateralized by $12,686,080 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/18/19-11/15/48 and by cash of $119,457,004 which was subsequently invested in joint repurchase agreements.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,973,077	$—	$3,973,077
Corporate Bonds
Communication Services	—	148,944,898	—	148,944,898
Consumer Discretionary	—	112,048,565	—	112,048,565
Consumer Staples	—	178,089,377	—	178,089,377
Energy	—	229,379,026	—	229,379,026
Financials	—	1,172,250,527	—	1,172,250,527
Health Care	—	276,668,095	—	276,668,095
Industrials	—	164,164,970	—	164,164,970
Information Technology	—	243,884,861	—	243,884,861
Materials	—	71,754,835	—	71,754,835
Real Estate	—	111,843,509	—	111,843,509
Utilities	—	127,948,912	—	127,948,912
Exchange Traded Funds	538,132,844	—	—	538,132,844
Foreign Government Securities	—	202,600,321	—	202,600,321
Municipal Bonds	—	7,973,721	—	7,973,721
Preferred Stocks
Financials	397,940	—	—	397,940
Short-Term Investments
Repurchase Agreements	—	119,457,004	—	119,457,004
Supranational	—	218,843,757	—	218,843,757
U.S. Government Agency Securities	—	139,117,222	—	139,117,222
U.S. Treasury Obligations	—	3,706,202,766	—	3,706,202,766

Total Assets	$538,530,784	$7,235,145,443	$—	$7,773,676,227

Total Liabilities	$—	$—	$—	$—

Total	$538,530,784	$7,235,145,443	$—	$7,773,676,227

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,191,027
Aggregate gross unrealized depreciation	(45,978,352)

Net unrealized appreciation	$30,212,675

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,743,463,552

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.3%)
Banco Bradesco SA (ADR)	40,865	$445,837
Cielo SA	77,554	187,579
Embraer SA	99,400	470,680
Itau Unibanco Holding SA (ADR)	47,262	416,378
Petroleo Brasileiro SA (ADR)*	28,436	452,701

		1,973,175

Chile (0.5%)
Sociedad Quimica y Minera de Chile SA (ADR)(x)	7,655	294,258

China (9.2%)
Anhui Conch Cement Co. Ltd., Class H	109,500	668,861
ANTA Sports Products Ltd.	72,000	489,787
Baidu, Inc. (ADR)*	2,898	477,735
BYD Co. Ltd., Class H	53,000	319,352
China BlueChemical Ltd., Class H	512,000	166,319
China Oilfield Services Ltd., Class H	228,000	246,300
China Petroleum & Chemical Corp., Class H	404,400	318,886
Dongfeng Motor Group Co. Ltd., Class H	156,000	156,200
Industrial & Commercial Bank of China Ltd., Class H	364,000	266,626
Jiangxi Copper Co. Ltd., Class H	265,000	351,760
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	109,000	393,652
Sinopharm Group Co. Ltd., Class H	93,600	389,903
TravelSky Technology Ltd., Class H	205,000	541,882
Weichai Power Co. Ltd., Class H	318,000	507,993
Zhejiang Expressway Co. Ltd., Class H	174,000	199,492

		5,494,748

Colombia (0.6%)
Bancolombia SA (ADR)	7,543	385,146

Czech Republic (0.6%)
Komercni banka A/S	9,116	372,382

Hungary (0.5%)
MOL Hungarian Oil & Gas plc	26,026	297,918

India (2.1%)
HDFC Bank Ltd. (ADR)	5,573	645,966
ICICI Bank Ltd. (ADR)	51,819	593,846

		1,239,812

Indonesia (1.3%)
Bank Rakyat Indonesia Persero Tbk. PT	1,732,100	501,141
Indofood Sukses Makmur Tbk. PT	512,800	229,572
Media Nusantara Citra Tbk. PT	791,600	41,692

		772,405

Malaysia (0.2%)
AMMB Holdings Bhd	131,600	146,992

Mexico (0.6%)
Grupo Financiero Banorte SAB de CV, Class O(x)	62,400	339,290

South Africa (1.2%)
FirstRand Ltd.	87,340	381,109
Investec Ltd.	55,306	323,279

		704,388

South Korea (3.0%)
CJ Corp.	2,643	289,889
CJ Corp. (Preference)(q)(r)*	399	12,894
DB Insurance Co. Ltd.	3,932	237,978
KT Corp.	5,757	142,719
POSCO	1,368	304,911
Samsung Electronics Co. Ltd.	20,457	804,691

		1,793,082

Taiwan (4.9%)
ASE Technology Holding Co. Ltd.	233,512	511,415
Hon Hai Precision Industry Co. Ltd.	92,800	221,307
Micro-Star International Co. Ltd.	191,000	536,055
Taiwan Semiconductor Manufacturing Co. Ltd.	102,000	812,479
Uni-President Enterprises Corp.	191,750	465,369
WPG Holdings Ltd.	280,520	365,890

		2,912,515

Thailand (0.8%)
Kasikornbank PCL	43,600	258,289
PTT Global Chemical PCL	97,600	206,825

		465,114

United States (0.9%)
JBS SA	134,200	553,204

Total Common Stocks (29.7%) (Cost $16,562,596)		17,744,429

EXCHANGE TRADED FUNDS (ETF):
Equity (47.9%)
iShares Core MSCI Emerging Markets ETF	368,179	19,038,536
Vanguard FTSE Emerging Markets ETF	224,630	9,546,775

Total Exchange Traded Funds (47.9%) (Cost $27,501,460)		28,585,311

SHORT-TERM INVESTMENTS:
Investment Company (18.8%)
JPMorgan Prime Money Market Fund, IM Shares	11,206,851	11,210,214

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $148,994, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $151,941.(xx)	$148,962	148,962
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $5,559, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $5,955.(xx)	5,558	5,558

Total Repurchase Agreements		154,520

Total Short-Term Investments (19.1%) (Cost $11,364,567)		11,364,734

Total Investments in Securities (96.7%) (Cost $55,428,623)		57,694,474
Other Assets Less Liabilities (3.3%)		1,973,992

Net Assets (100%)		$59,668,466

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $354,180. This was collateralized by $209,295 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/18/19-11/15/48 and by cash of $154,520 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

Sector Weightings as of March 31, 2019	Market Value	% of Net Assets
Exchange Traded Funds	$28,585,311	47.9%
Investment Company	11,210,214	18.8
Financials	5,314,259	8.9
Information Technology	3,981,298	6.7
Materials	1,992,934	3.3
Industrials	1,480,948	2.5
Energy	1,315,805	2.2
Consumer Staples	1,248,145	2.1
Consumer Discretionary	965,339	1.6
Health Care	783,555	1.3
Communication Services	662,146	1.1
Repurchase Agreements	154,520	0.3
Cash and Other	1,973,992	3.3

		100.0%

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	242	6/2019	USD	12,794,540	(23,427)

					(23,427)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$1,973,175	$—	$—	$1,973,175
Chile	294,258	—	—	294,258
China	477,735	5,017,013	—	5,494,748
Colombia	385,146	—	—	385,146
Czech Republic	—	372,382	—	372,382
Hungary	—	297,918	—	297,918
India	1,239,812	—	—	1,239,812
Indonesia	—	772,405	—	772,405
Malaysia	—	146,992	—	146,992
Mexico	339,290	—	—	339,290
South Africa	—	704,388	—	704,388
South Korea	—	1,780,188	12,894	1,793,082
Taiwan	—	2,912,515	—	2,912,515
Thailand	—	465,114	—	465,114
United States	553,204	—	—	553,204
Exchange Traded Funds	28,585,311	—	—	28,585,311
Short-Term Investments
Investment Company	11,210,214	—	—	11,210,214
Repurchase Agreements	—	154,520	—	154,520

Total Assets	$45,058,145	$12,623,435	$12,894	$57,694,474

Liabilities:
Futures	$(23,427)	$—	$—	$(23,427)

Total Liabilities	$(23,427)	$—	$—	$(23,427)

Total	$45,034,718	$12,623,435	$12,894	$57,671,047

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,520,389
Aggregate gross unrealized depreciation	(2,037,585)

Net unrealized appreciation	$2,482,804

Federal income tax cost of investments in securities and derivative instruments, if applicable	$55,188,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	1,746,804	$54,779,773
CenturyLink, Inc.	228,233	2,736,514
Verizon Communications, Inc.	991,736	58,641,350

		116,157,637

Entertainment (1.8%)
Activision Blizzard, Inc.	183,068	8,335,086
Electronic Arts, Inc.*	72,480	7,366,142
Netflix, Inc.*	104,720	37,338,963
Take-Two Interactive Software, Inc.*	27,344	2,580,453
Viacom, Inc., Class B	84,800	2,380,336
Walt Disney Co. (The)	426,215	47,322,652

		105,323,632

Interactive Media & Services (4.8%)
Alphabet, Inc., Class A*	71,799	84,499,525
Alphabet, Inc., Class C*	73,893	86,699,396
Facebook, Inc., Class A*	576,652	96,122,122
TripAdvisor, Inc.*	24,509	1,260,988
Twitter, Inc.*	173,574	5,707,113

		274,289,144

Media (1.4%)
CBS Corp. (Non-Voting), Class B	80,800	3,840,424
Charter Communications, Inc., Class A*	42,301	14,674,640
Comcast Corp., Class A	1,089,654	43,564,367
Discovery, Inc., Class A(x)*	37,566	1,015,033
Discovery, Inc., Class C*	86,397	2,196,212
DISH Network Corp., Class A*	55,009	1,743,235
Fox Corp., Class A*	84,178	3,090,175
Fox Corp., Class B*	38,881	1,395,062
Interpublic Group of Cos., Inc. (The)	92,226	1,937,668
News Corp., Class A	92,450	1,150,078
News Corp., Class B	29,611	369,841
Omnicom Group, Inc.	53,750	3,923,213

		78,899,948

Total Communication Services		574,670,361

Consumer Discretionary (10.1%)
Auto Components (0.1%)
Aptiv plc	63,236	5,026,629
BorgWarner, Inc.	49,970	1,919,348

		6,945,977

Automobiles (0.4%)
Ford Motor Co.	937,698	8,232,989
General Motors Co.	314,994	11,686,277
Harley-Davidson, Inc.(x)	39,050	1,392,523

		21,311,789

Distributors (0.1%)
Genuine Parts Co.	35,210	3,944,576
LKQ Corp.*	76,337	2,166,444

		6,111,020

Diversified Consumer Services (0.0%)
H&R Block, Inc.	49,300	1,180,242

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	96,100	4,874,192
Chipotle Mexican Grill, Inc.*	5,901	4,191,539
Darden Restaurants, Inc.	29,750	3,613,733
Hilton Worldwide Holdings, Inc.	71,115	5,910,368
Marriott International, Inc., Class A	67,917	8,495,738
McDonald’s Corp.	185,050	35,140,995
MGM Resorts International	120,126	3,082,433
Norwegian Cruise Line Holdings Ltd.*	52,731	2,898,096
Royal Caribbean Cruises Ltd.	41,073	4,707,787
Starbucks Corp.	297,708	22,131,613
Wynn Resorts Ltd.	23,529	2,807,480
Yum! Brands, Inc.	74,930	7,478,763

		105,332,737

Household Durables (0.3%)
DR Horton, Inc.	82,100	3,397,298
Garmin Ltd.	28,960	2,500,696
Leggett & Platt, Inc.	31,300	1,321,486
Lennar Corp., Class A	70,150	3,443,664
Mohawk Industries, Inc.*	15,100	1,904,865
Newell Brands, Inc.	102,980	1,579,713
PulteGroup, Inc.	62,007	1,733,716
Whirlpool Corp.	15,316	2,035,343

		17,916,781

Internet & Direct Marketing Retail (3.6%)
Amazon.com, Inc.*	100,697	179,316,183
Booking Holdings, Inc.*	11,156	19,466,216
eBay, Inc.	217,150	8,064,951
Expedia Group, Inc.	28,439	3,384,241

		210,231,591

Leisure Products (0.1%)
Hasbro, Inc.	27,908	2,372,738
Mattel, Inc.(x)*	82,800	1,076,400

		3,449,138

Multiline Retail (0.5%)
Dollar General Corp.	63,050	7,521,865
Dollar Tree, Inc.*	57,095	5,997,259
Kohl’s Corp.	39,620	2,724,667
Macy’s, Inc.	73,722	1,771,540
Nordstrom, Inc.	27,270	1,210,243
Target Corp.	125,170	10,046,144

		29,271,718

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	17,537	2,990,585
AutoZone, Inc.*	6,130	6,277,855
Best Buy Co., Inc.	56,175	3,991,795
CarMax, Inc.(x)*	41,906	2,925,039
Foot Locker, Inc.	27,568	1,670,621
Gap, Inc. (The)	51,255	1,341,856
Home Depot, Inc. (The)	271,118	52,024,833
L Brands, Inc.	54,717	1,509,095
Lowe’s Cos., Inc.	192,680	21,092,680
O’Reilly Automotive, Inc.*	19,284	7,487,977
Ross Stores, Inc.	89,540	8,336,174
Tiffany & Co.	25,960	2,740,078
TJX Cos., Inc. (The)	297,000	15,803,370
Tractor Supply Co.	29,315	2,865,834
Ulta Beauty, Inc.*	13,541	4,722,153

		135,779,945

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.*	35,968	1,645,536
Hanesbrands, Inc.	86,503	1,546,674
NIKE, Inc., Class B	305,500	25,726,155
PVH Corp.	18,156	2,214,124
Ralph Lauren Corp.	13,100	1,698,808
Tapestry, Inc.	69,500	2,258,055
Under Armour, Inc., Class A(x)*	45,016	951,638
Under Armour, Inc., Class C*	46,127	870,417
VF Corp.	78,050	6,783,325

		43,694,732

Total Consumer Discretionary		581,225,670

Consumer Staples (7.2%)
Beverages (1.8%)
Brown-Forman Corp., Class B	39,912	2,106,555
Coca-Cola Co. (The)	919,416	43,083,834
Constellation Brands, Inc., Class A	39,850	6,986,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Brewing Co., Class B	44,950	$2,681,267
Monster Beverage Corp.*	95,470	5,210,753
PepsiCo, Inc.	338,803	41,520,308

		101,589,617

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	105,150	25,461,021
Kroger Co. (The)	191,500	4,710,900
Sysco Corp.	114,700	7,657,372
Walgreens Boots Alliance, Inc.	192,950	12,207,946
Walmart, Inc.	341,618	33,318,004

		83,355,243

Food Products (1.1%)
Archer-Daniels-Midland Co.	134,466	5,799,519
Campbell Soup Co.(x)	46,200	1,761,606
Conagra Brands, Inc.	116,550	3,233,097
General Mills, Inc.	143,100	7,405,425
Hershey Co. (The)	33,600	3,858,288
Hormel Foods Corp.	65,416	2,928,020
JM Smucker Co. (The)	27,247	3,174,275
Kellogg Co.	60,800	3,488,704
Kraft Heinz Co. (The)	149,227	4,872,262
Lamb Weston Holdings, Inc.	35,109	2,631,068
McCormick & Co., Inc. (Non-Voting)	29,250	4,405,927
Mondelez International, Inc., Class A	348,931	17,418,636
Tyson Foods, Inc., Class A	70,750	4,912,173

		65,889,000

Household Products (1.7%)
Church & Dwight Co., Inc.	59,098	4,209,550
Clorox Co. (The)	30,650	4,918,099
Colgate-Palmolive Co.	208,150	14,266,601
Kimberly-Clark Corp.	83,094	10,295,347
Procter & Gamble Co. (The)	597,991	62,220,964

		95,910,561

Personal Products (0.2%)
Coty, Inc., Class A(x)	108,122	1,243,403
Estee Lauder Cos., Inc. (The), Class A	52,750	8,732,763

		9,976,166

Tobacco (1.0%)
Altria Group, Inc.	450,900	25,895,187
Philip Morris International, Inc.	373,050	32,973,889

		58,869,076

Total Consumer Staples		415,589,663

Energy (5.4%)
Energy Equipment & Services (0.5%)
Baker Hughes a GE Co.	123,157	3,413,912
Halliburton Co.	210,250	6,160,325
Helmerich & Payne, Inc.	26,169	1,453,950
National Oilwell Varco, Inc.	91,997	2,450,800
Schlumberger Ltd.	332,334	14,479,793
TechnipFMC plc	102,091	2,401,180

		30,359,960

Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	120,994	5,502,807
Apache Corp.	91,080	3,156,833
Cabot Oil & Gas Corp.	103,436	2,699,680
Chevron Corp.	458,584	56,488,377
Cimarex Energy Co.	22,852	1,597,355
Concho Resources, Inc.	48,078	5,334,735
ConocoPhillips	276,284	18,439,194
Devon Energy Corp.	112,300	3,544,188
Diamondback Energy, Inc.	37,002	3,756,813
EOG Resources, Inc.	139,200	13,249,056
Exxon Mobil Corp.#	1,016,133	82,103,546
Hess Corp.	59,650	3,592,720
HollyFrontier Corp.	38,239	1,884,036
Kinder Morgan, Inc.	455,516	9,114,875
Marathon Oil Corp.	199,514	3,333,879
Marathon Petroleum Corp.	165,757	9,920,556
Noble Energy, Inc.	115,106	2,846,571
Occidental Petroleum Corp.	181,150	11,992,130
ONEOK, Inc.	98,641	6,889,087
Phillips 66	101,842	9,692,303
Pioneer Natural Resources Co.	40,929	6,232,668
Valero Energy Corp.	101,785	8,634,422
Williams Cos., Inc. (The)	290,471	8,342,327

		278,348,158

Total Energy		308,708,118

Financials (12.6%)
Banks (5.4%)
Bank of America Corp.	2,190,621	60,439,233
BB&T Corp.	184,900	8,603,397
Citigroup, Inc.	586,100	36,467,142
Citizens Financial Group, Inc.	112,221	3,647,182
Comerica, Inc.	38,750	2,841,150
Fifth Third Bancorp	157,317	3,967,535
First Republic Bank	39,274	3,945,466
Huntington Bancshares, Inc.	254,688	3,229,444
JPMorgan Chase & Co.	798,091	80,790,752
KeyCorp	248,300	3,910,725
M&T Bank Corp.	33,700	5,291,574
People’s United Financial, Inc.	90,543	1,488,527
PNC Financial Services Group, Inc. (The)	110,779	13,588,152
Regions Financial Corp.	248,052	3,509,936
SunTrust Banks, Inc.	107,800	6,387,150
SVB Financial Group*	12,762	2,837,758
US Bancorp	364,545	17,567,424
Wells Fargo & Co.	1,016,803	49,131,921
Zions Bancorp NA	46,050	2,091,131

		309,735,599

Capital Markets (2.6%)
Affiliated Managers Group, Inc.	12,611	1,350,764
Ameriprise Financial, Inc.	33,407	4,279,437
Bank of New York Mellon Corp. (The)	218,319	11,009,827
BlackRock, Inc.	29,214	12,485,187
Cboe Global Markets, Inc.	26,862	2,563,709
Charles Schwab Corp. (The)	288,455	12,334,336
CME Group, Inc.	85,915	14,139,891
E*TRADE Financial Corp.	60,940	2,829,444
Franklin Resources, Inc.	71,401	2,366,229
Goldman Sachs Group, Inc. (The)	83,092	15,952,833
Intercontinental Exchange, Inc.	136,680	10,406,815
Invesco Ltd.	98,701	1,905,916
Moody’s Corp.	39,976	7,239,254
Morgan Stanley	313,713	13,238,689
MSCI, Inc.	21,128	4,201,092
Nasdaq, Inc.	27,473	2,403,613
Northern Trust Corp.	53,100	4,800,771
Raymond James Financial, Inc.	30,914	2,485,795
S&P Global, Inc.	60,250	12,685,637
State Street Corp.	91,020	5,990,026
T. Rowe Price Group, Inc.	57,686	5,775,522

		150,444,787

Consumer Finance (0.7%)
American Express Co.	168,110	18,374,423
Capital One Financial Corp.	113,694	9,287,663
Discover Financial Services	80,621	5,736,990
Synchrony Financial	158,662	5,061,318

		38,460,394

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	466,926	93,800,764

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Jefferies Financial Group, Inc.	67,442	$1,267,235

		95,067,999

Insurance (2.3%)
Aflac, Inc.	182,700	9,135,000
Allstate Corp. (The)	82,676	7,786,426
American International Group, Inc.	212,248	9,139,399
Aon plc	57,775	9,862,192
Arthur J Gallagher & Co.	44,016	3,437,649
Assurant, Inc.	12,530	1,189,222
Brighthouse Financial, Inc.*	28,372	1,029,620
Chubb Ltd.	110,550	15,485,844
Cincinnati Financial Corp.	36,313	3,119,287
Everest Re Group Ltd.	9,745	2,104,530
Hartford Financial Services Group, Inc. (The)	86,050	4,278,406
Lincoln National Corp.	51,178	3,004,149
Loews Corp.	66,297	3,177,615
Marsh & McLennan Cos., Inc.	120,850	11,347,815
MetLife, Inc.	236,799	10,080,533
Principal Financial Group, Inc.	63,100	3,166,989
Progressive Corp. (The)	139,900	10,085,391
Prudential Financial, Inc.	99,100	9,105,308
Torchmark Corp.	24,562	2,012,856
Travelers Cos., Inc. (The)	63,574	8,719,810
Unum Group	52,420	1,773,369
Willis Towers Watson plc	31,201	5,480,456

		134,521,866

Total Financials		728,230,645

Health Care (14.4%)
Biotechnology (2.3%)
AbbVie, Inc.	360,974	29,090,895
Alexion Pharmaceuticals, Inc.*	53,500	7,232,130
Amgen, Inc.	152,968	29,060,861
Biogen, Inc.*	48,339	11,426,373
Celgene Corp.*	167,800	15,830,252
Gilead Sciences, Inc.	310,458	20,182,874
Incyte Corp.*	42,306	3,638,739
Regeneron Pharmaceuticals, Inc.*	18,634	7,651,493
Vertex Pharmaceuticals, Inc.*	61,333	11,282,205

		135,395,822

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	421,520	33,696,309
ABIOMED, Inc.*	10,861	3,101,793
Align Technology, Inc.*	17,537	4,986,295
Baxter International, Inc.	118,750	9,655,563
Becton Dickinson and Co.	64,415	16,086,358
Boston Scientific Corp.*	332,056	12,744,309
Cooper Cos., Inc. (The)	11,828	3,503,099
Danaher Corp.	148,050	19,545,561
Dentsply Sirona, Inc.	53,378	2,647,015
Edwards Lifesciences Corp.*	50,158	9,596,730
Hologic, Inc.*	64,639	3,128,528
IDEXX Laboratories, Inc.*	20,754	4,640,594
Intuitive Surgical, Inc.*	27,489	15,684,674
Medtronic plc	322,302	29,355,266
ResMed, Inc.	34,158	3,551,407
Stryker Corp.	74,600	14,734,992
Teleflex, Inc.	11,067	3,344,005
Varian Medical Systems, Inc.*	21,888	3,101,967
Zimmer Biomet Holdings, Inc.	48,950	6,250,915

		199,355,380

Health Care Providers & Services (2.7%)
AmerisourceBergen Corp.	37,650	2,993,928
Anthem, Inc.	62,150	17,835,807
Cardinal Health, Inc.	71,425	3,439,114
Centene Corp.*	98,574	5,234,279
Cigna Corp.	91,449	14,706,828
CVS Health Corp.	310,310	16,735,018
DaVita, Inc.*	30,238	1,641,621
HCA Healthcare, Inc.	64,480	8,406,902
Henry Schein, Inc.*	36,632	2,201,950
Humana, Inc.	33,000	8,778,000
Laboratory Corp. of America Holdings*	24,250	3,709,765
McKesson Corp.	46,931	5,493,743
Quest Diagnostics, Inc.	32,650	2,935,888
UnitedHealth Group, Inc.	230,900	57,092,334
Universal Health Services, Inc., Class B	20,450	2,735,597
WellCare Health Plans, Inc.*	12,040	3,247,790

		157,188,564

Health Care Technology (0.1%)
Cerner Corp.*	79,042	4,521,993

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	76,473	6,146,900
Illumina, Inc.*	35,328	10,976,056
IQVIA Holdings, Inc.*	38,019	5,469,033
Mettler-Toledo International, Inc.*	6,074	4,391,502
PerkinElmer, Inc.	26,650	2,567,994
Thermo Fisher Scientific, Inc.	96,600	26,441,352
Waters Corp.*	18,200	4,581,122

		60,573,959

Pharmaceuticals (4.8%)
Allergan plc	76,045	11,133,749
Bristol-Myers Squibb Co.	391,723	18,689,104
Eli Lilly & Co.	210,848	27,359,637
Johnson & Johnson	643,760	89,991,210
Merck & Co., Inc.	624,117	51,907,811
Mylan NV*	123,750	3,507,075
Nektar Therapeutics*	41,449	1,392,686
Perrigo Co. plc	29,939	1,441,862
Pfizer, Inc.	1,354,911	57,543,070
Zoetis, Inc.	115,324	11,609,667

		274,575,871

Total Health Care		831,611,589

Industrials (9.4%)
Aerospace & Defense (2.5%)
Arconic, Inc.	103,132	1,970,853
Boeing Co. (The)	126,824	48,373,210
General Dynamics Corp.	66,800	11,307,904
Harris Corp.	28,234	4,509,252
Huntington Ingalls Industries, Inc.	10,306	2,135,403
L3 Technologies, Inc.	18,950	3,910,712
Lockheed Martin Corp.	59,408	17,831,905
Northrop Grumman Corp.	41,720	11,247,712
Raytheon Co.	68,300	12,436,064
Textron, Inc.	58,300	2,953,478
TransDigm Group, Inc.*	11,651	5,289,437
United Technologies Corp.	194,816	25,109,834

		147,075,764

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	33,002	2,870,844
Expeditors International of Washington, Inc.	41,348	3,138,313
FedEx Corp.	58,160	10,550,806
United Parcel Service, Inc., Class B	166,800	18,638,232

		35,198,195

Airlines (0.4%)
Alaska Air Group, Inc.	29,544	1,658,009
American Airlines Group, Inc.	98,363	3,124,009
Delta Air Lines, Inc.	149,673	7,730,611
Southwest Airlines Co.	121,418	6,302,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Continental Holdings, Inc.*	54,924	$4,381,837

		23,197,274

Building Products (0.3%)
Allegion plc	22,738	2,062,564
AO Smith Corp.	34,515	1,840,340
Fortune Brands Home & Security, Inc.	33,846	1,611,408
Johnson Controls International plc	221,767	8,192,073
Masco Corp.	73,300	2,881,423

		16,587,808

Commercial Services & Supplies (0.4%)
Cintas Corp.	20,800	4,203,888
Copart, Inc.*	49,342	2,989,632
Republic Services, Inc.	52,151	4,191,897
Rollins, Inc.	35,300	1,469,186
Waste Management, Inc.	94,156	9,783,750

		22,638,353

Construction & Engineering (0.1%)
Fluor Corp.	33,750	1,242,000
Jacobs Engineering Group, Inc.	28,614	2,151,487
Quanta Services, Inc.	35,000	1,320,900

		4,714,387

Electrical Equipment (0.5%)
AMETEK, Inc.	55,648	4,617,114
Eaton Corp. plc	104,025	8,380,254
Emerson Electric Co.	150,200	10,284,194
Rockwell Automation, Inc.	29,000	5,088,340

		28,369,902

Industrial Conglomerates (1.5%)
3M Co.	139,750	29,037,255
General Electric Co.	2,087,615	20,855,274
Honeywell International, Inc.	177,662	28,234,045
Roper Technologies, Inc.	24,805	8,482,566

		86,609,140

Machinery (1.5%)
Caterpillar, Inc.	141,600	19,185,384
Cummins, Inc.	35,450	5,596,491
Deere & Co.	77,200	12,339,648
Dover Corp.	35,100	3,292,380
Flowserve Corp.	31,341	1,414,733
Fortive Corp.	70,525	5,916,342
Illinois Tool Works, Inc.	73,295	10,520,031
Ingersoll-Rand plc	58,915	6,359,874
PACCAR, Inc.	83,800	5,710,132
Parker-Hannifin Corp.	31,800	5,457,516
Pentair plc	38,258	1,702,864
Snap-on, Inc.	13,400	2,097,368
Stanley Black & Decker, Inc.	36,246	4,935,618
Wabtec Corp.	11,212	826,549
Xylem, Inc.	43,100	3,406,624

		88,761,554

Professional Services (0.3%)
Equifax, Inc.	28,950	3,430,575
IHS Markit Ltd.*	86,026	4,678,094
Nielsen Holdings plc	85,121	2,014,814
Robert Half International, Inc.	29,100	1,896,156
Verisk Analytics, Inc.	39,529	5,257,357

		17,276,996

Road & Rail (1.1%)
CSX Corp.	192,500	14,402,850
JB Hunt Transport Services, Inc.	20,940	2,121,013
Kansas City Southern	24,390	2,828,752
Norfolk Southern Corp.	65,400	12,222,606
Union Pacific Corp.	176,800	29,560,960

		61,136,181

Trading Companies & Distributors (0.2%)
Fastenal Co.	68,816	4,425,557
United Rentals, Inc.*	19,450	2,222,163
WW Grainger, Inc.	10,950	3,295,183

		9,942,903

Total Industrials		541,508,457

Information Technology (21.0%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	12,556	3,948,360
Cisco Systems, Inc.	1,079,050	58,257,909
F5 Networks, Inc.*	14,550	2,283,332
Juniper Networks, Inc.	82,790	2,191,451
Motorola Solutions, Inc.	39,224	5,507,834

		72,188,886

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	72,332	6,831,034
Corning, Inc.	192,042	6,356,590
FLIR Systems, Inc.	33,107	1,575,231
IPG Photonics Corp.*	8,579	1,302,121
Keysight Technologies, Inc.*	44,901	3,915,367
TE Connectivity Ltd.	82,320	6,647,340

		26,627,683

IT Services (5.1%)
Accenture plc, Class A	153,000	26,931,060
Akamai Technologies, Inc.*	38,998	2,796,547
Alliance Data Systems Corp.	11,300	1,977,274
Automatic Data Processing, Inc.	105,060	16,782,284
Broadridge Financial Solutions, Inc.	27,981	2,901,350
Cognizant Technology Solutions Corp., Class A	138,950	10,066,927
DXC Technology Co.	67,141	4,317,838
Fidelity National Information Services, Inc.	78,599	8,889,547
Fiserv, Inc.*	95,650	8,443,982
FleetCor Technologies, Inc.*	21,273	5,245,709
Gartner, Inc.*	21,807	3,307,686
Global Payments, Inc.	37,969	5,183,528
International Business Machines Corp.	218,097	30,773,487
Jack Henry & Associates, Inc.	18,562	2,575,292
Mastercard, Inc., Class A	218,100	51,351,645
Paychex, Inc.	76,685	6,150,137
PayPal Holdings, Inc.*	282,800	29,365,952
Total System Services, Inc.	40,285	3,827,478
VeriSign, Inc.*	25,550	4,638,858
Visa, Inc., Class A	421,722	65,868,759
Western Union Co. (The)	106,279	1,962,973

		293,358,313

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	211,012	5,385,026
Analog Devices, Inc.	88,812	9,349,239
Applied Materials, Inc.	235,900	9,355,794
Broadcom, Inc.	99,290	29,857,496
Intel Corp.	1,095,330	58,819,221
KLA-Tencor Corp.	36,700	4,382,347
Lam Research Corp.	37,238	6,665,974
Maxim Integrated Products, Inc.	66,432	3,532,189
Microchip Technology, Inc.(x)	56,686	4,702,671
Micron Technology, Inc.*	268,800	11,109,504
NVIDIA Corp.	146,450	26,296,562
Qorvo, Inc.*	29,925	2,146,520
QUALCOMM, Inc.	290,897	16,589,856
Skyworks Solutions, Inc.	42,547	3,509,277
Texas Instruments, Inc.	230,531	24,452,423
Xilinx, Inc.	60,750	7,702,493

		223,856,592

Software (6.3%)
Adobe, Inc.*	117,180	31,227,298
ANSYS, Inc.*	20,028	3,659,316
Autodesk, Inc.*	52,580	8,193,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	67,635	$4,295,499
Citrix Systems, Inc.	30,750	3,064,545
Fortinet, Inc.*	34,696	2,913,423
Intuit, Inc.	62,300	16,285,843
Microsoft Corp.	1,855,066	218,786,484
Oracle Corp.	611,578	32,847,854
Red Hat, Inc.*	42,430	7,751,961
salesforce.com, Inc.*	183,639	29,082,908
Symantec Corp.	153,300	3,524,367
Synopsys, Inc.*	35,770	4,118,916

		365,751,430

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc.	1,082,073	205,539,766
Hewlett Packard Enterprise Co.	341,519	5,269,638
HP, Inc.	379,719	7,377,940
NetApp, Inc.	60,380	4,186,749
Seagate Technology plc	62,490	2,992,646
Western Digital Corp.	69,442	3,337,383
Xerox Corp.	49,754	1,591,133

		230,295,255

Total Information Technology		1,212,078,159

Materials (2.6%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	52,650	10,054,044
Albemarle Corp.	25,484	2,089,178
Celanese Corp.	32,030	3,158,478
CF Industries Holdings, Inc.	55,375	2,263,730
DowDuPont, Inc.	550,653	29,355,312
Eastman Chemical Co.	33,550	2,545,774
Ecolab, Inc.	61,041	10,776,178
FMC Corp.	32,260	2,478,213
International Flavors & Fragrances, Inc.(x)	24,350	3,136,037
Linde plc	132,249	23,266,567
LyondellBasell Industries NV, Class A	75,427	6,341,902
Mosaic Co. (The)	85,110	2,324,354
PPG Industries, Inc.	57,600	6,501,312
Sherwin-Williams Co. (The)	19,800	8,528,058

		112,819,137

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	15,023	3,022,327
Vulcan Materials Co.	31,650	3,747,360

		6,769,687

Containers & Packaging (0.3%)
Avery Dennison Corp.	20,800	2,350,400
Ball Corp.	81,400	4,709,804
International Paper Co.	97,135	4,494,436
Packaging Corp. of America	22,621	2,248,075
Sealed Air Corp.	37,634	1,733,422
Westrock Co.	60,856	2,333,828

		17,869,965

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	347,788	4,482,987
Newmont Mining Corp.	127,750	4,569,618
Nucor Corp.	75,300	4,393,755

		13,446,360

Total Materials		150,905,149

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Alexandria Real Estate Equities, Inc. (REIT)	25,810	3,679,474
American Tower Corp. (REIT)	105,742	20,837,519
Apartment Investment & Management Co. (REIT), Class A	37,350	1,878,331
AvalonBay Communities, Inc. (REIT)	33,214	6,667,046
Boston Properties, Inc. (REIT)	37,030	4,957,576
Crown Castle International Corp. (REIT)	99,560	12,743,680
Digital Realty Trust, Inc. (REIT)	49,545	5,895,855
Duke Realty Corp. (REIT)	85,905	2,626,975
Equinix, Inc. (REIT)	19,295	8,743,722
Equity Residential (REIT)	88,380	6,656,782
Essex Property Trust, Inc. (REIT)	15,857	4,586,479
Extra Space Storage, Inc. (REIT)	30,393	3,097,351
Federal Realty Investment Trust (REIT)	17,731	2,444,218
HCP, Inc. (REIT)	114,558	3,585,665
Host Hotels & Resorts, Inc. (REIT)	178,089	3,365,882
Iron Mountain, Inc. (REIT)	68,684	2,435,535
Kimco Realty Corp. (REIT)	101,130	1,870,905
Macerich Co. (The) (REIT)	25,340	1,098,489
Mid-America Apartment Communities, Inc. (REIT)	27,292	2,983,834
Prologis, Inc. (REIT)	151,022	10,866,033
Public Storage (REIT)	36,010	7,842,258
Realty Income Corp. (REIT)	70,831	5,210,328
Regency Centers Corp. (REIT)	40,650	2,743,469
SBA Communications Corp. (REIT)*	27,202	5,431,151
Simon Property Group, Inc. (REIT)	74,225	13,524,537
SL Green Realty Corp. (REIT)	20,440	1,837,965
UDR, Inc. (REIT)	66,074	3,003,724
Ventas, Inc. (REIT)	85,466	5,453,585
Vornado Realty Trust (REIT)	41,505	2,799,097
Welltower, Inc. (REIT)	90,133	6,994,321
Weyerhaeuser Co. (REIT)	179,741	4,734,378

		170,596,164

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	76,030	3,759,684

Total Real Estate		174,355,848

Utilities (3.2%)
Electric Utilities (1.9%)
Alliant Energy Corp.	56,592	2,667,181
American Electric Power Co., Inc.	118,280	9,905,950
Duke Energy Corp.	171,100	15,399,000
Edison International	78,150	4,839,048
Entergy Corp.	43,400	4,150,342
Evergy, Inc.	63,215	3,669,631
Eversource Energy	75,994	5,391,774
Exelon Corp.	232,020	11,631,163
FirstEnergy Corp.	116,532	4,848,896
NextEra Energy, Inc.	114,750	22,183,470
Pinnacle West Capital Corp.	26,850	2,566,323
PPL Corp.	172,838	5,485,878
Southern Co. (The)	246,850	12,757,208
Xcel Energy, Inc.	123,295	6,930,412

		112,426,276

Gas Utilities (0.0%)
Atmos Energy Corp.	28,323	2,915,286

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	158,950	2,873,816
NRG Energy, Inc.	69,568	2,955,249

		5,829,065

Multi-Utilities (1.1%)
Ameren Corp.	58,600	4,310,030
CenterPoint Energy, Inc.	120,200	3,690,140
CMS Energy Corp.	68,000	3,776,720
Consolidated Edison, Inc.	74,750	6,339,547
Dominion Energy, Inc.	183,399	14,059,367
DTE Energy Co.	43,650	5,444,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NiSource, Inc.	87,159	$2,497,977
Public Service Enterprise Group, Inc.	121,250	7,203,463
Sempra Energy	65,722	8,271,771
WEC Energy Group, Inc.	75,682	5,984,933

		61,578,849

Water Utilities (0.1%)
American Water Works Co., Inc.	43,331	4,517,690

Total Utilities		187,267,166

Total Common Stocks (98.9%) (Cost $2,494,551,792)		5,706,150,825

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,006,964, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $2,046,669.(xx)	$2,006,538	2,006,538
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $200,043, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $214,271.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		4,206,538

Total Short-Term Investments (0.1%) (Cost $4,206,538)		4,206,538

Total Investments in Securities (99.0%) (Cost $2,498,758,330)		5,710,357,363
Other Assets Less Liabilities (1.0%)		54,947,185

Net Assets (100%)		$5,765,304,548

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,301,600.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $13,125,886. This was collateralized by $9,025,771 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-11/15/48 and by cash of $4,206,538 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	362	6/2019	USD	51,364,180	679,622

					679,622

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$574,670,361	$—	$—	$574,670,361
Consumer Discretionary	581,225,670	—	—	581,225,670
Consumer Staples	415,589,663	—	—	415,589,663
Energy	308,708,118	—	—	308,708,118
Financials	728,230,645	—	—	728,230,645
Health Care	831,611,589	—	—	831,611,589
Industrials	541,508,457	—	—	541,508,457
Information Technology	1,212,078,159	—	—	1,212,078,159
Materials	150,905,149	—	—	150,905,149
Real Estate	174,355,848	—	—	174,355,848
Utilities	187,267,166	—	—	187,267,166
Futures	679,622	—	—	679,622
Short-Term Investments
Repurchase Agreements	—	4,206,538	—	4,206,538

Total Assets	$5,706,830,447	$4,206,538	$—	$5,711,036,985

Total Liabilities	$—	$—	$—	$—

Total	$5,706,830,447	$4,206,538	$—	$5,711,036,985

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,384,903,070
Aggregate gross unrealized depreciation	(190,443,140)

Net unrealized appreciation	$3,194,459,930

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,516,577,055

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.1%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	258,800	$8,115,968
CenturyLink, Inc.	22,700	272,173

		8,388,141

Entertainment (2.2%)
Activision Blizzard, Inc.	58,700	2,672,611
Electronic Arts, Inc.*	25,400	2,581,402
Netflix, Inc.*	13,000	4,635,280
Sea Ltd. (ADR)(x)*	50,700	1,192,464
Take-Two Interactive Software, Inc.*	3,900	368,043
Walt Disney Co. (The)	41,200	4,574,436

		16,024,236

Interactive Media & Services (5.3%)
Alphabet, Inc., Class A*	4,700	5,531,383
Alphabet, Inc., Class C*	15,300	17,951,643
ANGI Homeservices, Inc., Class A(x)*	58,900	909,416
Facebook, Inc., Class A*	73,500	12,251,715
Momo, Inc. (ADR)*	30,300	1,158,672
Tencent Holdings Ltd.	10,200	469,073
TripAdvisor, Inc.*	2,900	149,205
Twitter, Inc.*	21,900	720,072

		39,141,179

Media (1.0%)
Charter Communications, Inc., Class A*	1,000	346,910
Comcast Corp., Class A	156,700	6,264,866
Liberty Broadband Corp., Class A*	6,300	577,332
MDC Partners, Inc., Class A*	67,700	152,325
MultiChoice Group Ltd.*	700	5,856

		7,347,289

Wireless Telecommunication Services (0.4%)
Boingo Wireless, Inc.*	7,100	165,288
T-Mobile US, Inc.*	44,200	3,054,220

		3,219,508

Total Communication Services		74,120,353

Consumer Discretionary (10.2%)
Auto Components (0.4%)
Aptiv plc	32,100	2,551,629

Diversified Consumer Services (0.0%)
Arco Platform Ltd., Class A*	1,609	51,955

Hotels, Restaurants & Leisure (2.4%)
Domino’s Pizza, Inc.	5,900	1,522,790
Marriott International, Inc., Class A	24,900	3,114,741
McDonald’s Corp.	42,600	8,089,740
Royal Caribbean Cruises Ltd.	27,500	3,152,050
Starbucks Corp.	25,100	1,865,934

		17,745,255

Household Durables (0.3%)
Lennar Corp., Class A	38,500	1,889,965
Mohawk Industries, Inc.*	4,800	605,520

		2,495,485

Internet & Direct Marketing Retail (4.2%)
Amazon.com, Inc.*	13,800	24,574,350
Booking Holdings, Inc.*	2,700	4,711,257
Meituan Dianping, Class B(m)*	184,400	1,242,652
Naspers Ltd., Class N	600	138,563
Pinduoduo, Inc. (ADR)(x)*	6,000	148,800

		30,815,622

Multiline Retail (0.4%)
Dollar Tree, Inc.*	24,700	2,594,488

Specialty Retail (2.2%)
Burlington Stores, Inc.*	16,100	2,522,548
Home Depot, Inc. (The)	46,400	8,903,696
TJX Cos., Inc. (The)	91,100	4,847,431

		16,273,675

Textiles, Apparel & Luxury Goods (0.3%)
Tapestry, Inc.	73,600	2,391,264

Total Consumer Discretionary		74,919,373

Consumer Staples (7.1%)
Beverages (2.0%)
Coca-Cola Co. (The)	156,900	7,352,334
Constellation Brands, Inc., Class A	12,100	2,121,493
Keurig Dr Pepper, Inc.	32,900	920,213
Monster Beverage Corp.*	36,500	1,992,170
PepsiCo, Inc.	18,300	2,242,665

		14,628,875

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	4,800	1,162,272
Kroger Co. (The)	8,700	214,020
Sysco Corp.	20,400	1,361,904
Walgreens Boots Alliance, Inc.	6,900	436,563
Walmart, Inc.	19,200	1,872,576

		5,047,335

Food Products (1.0%)
Bunge Ltd.	14,700	780,129
Conagra Brands, Inc.	13,500	374,490
Kraft Heinz Co. (The)	30,400	992,560
Mondelez International, Inc., Class A	100,400	5,011,968
Simply Good Foods Co. (The)*	27,200	560,048

		7,719,195

Household Products (1.5%)
Colgate-Palmolive Co.	51,800	3,550,372
Energizer Holdings, Inc.	5,800	260,594
Procter & Gamble Co. (The)	73,000	7,595,650

		11,406,616

Personal Products (0.6%)
Coty, Inc., Class A	77,400	890,100
Estee Lauder Cos., Inc. (The), Class A	13,600	2,251,480
Unilever NV (CVA)	20,300	1,179,109

		4,320,689

Tobacco (1.3%)
Altria Group, Inc.	61,400	3,526,202
British American Tobacco plc (ADR)	19,000	792,680
Philip Morris International, Inc.	55,400	4,896,806

		9,215,688

Total Consumer Staples		52,338,398

Energy (5.2%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co.	51,300	1,422,036
Liberty Oilfield Services, Inc., Class A(x)	22,200	341,658
NCS Multistage Holdings, Inc.*	52,200	270,396
Oceaneering International, Inc.*	15,900	250,743
Schlumberger Ltd.	4,900	213,493

		2,498,326

Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	47,300	2,151,204
Berry Petroleum Corp.(x)	40,900	471,986
BP plc (ADR)	27,413	1,198,496
Cabot Oil & Gas Corp.	33,400	871,740
Chevron Corp.	22,300	2,746,914
ConocoPhillips	25,600	1,708,544
Devon Energy Corp.	78,800	2,486,928
Diamondback Energy, Inc.	7,300	741,169

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EOG Resources, Inc.	33,300	$3,169,494
Exxon Mobil Corp.	66,600	5,381,280
Kimbell Royalty Partners LP	38,400	701,568
Magnolia Oil & Gas Corp.(x)*	66,900	802,800
Marathon Petroleum Corp.	3,200	191,520
Noble Energy, Inc.	65,300	1,614,869
Parsley Energy, Inc., Class A*	58,300	1,125,190
Phillips 66	28,900	2,750,413
Pioneer Natural Resources Co.	13,200	2,010,096
PrairieSky Royalty Ltd.(x)	29,800	401,392
Suncor Energy, Inc.	62,700	2,032,055
Targa Resources Corp.	10,900	452,895
Valero Energy Corp.	29,300	2,485,519
Viper Energy Partners LP	5,800	192,328
Whiting Petroleum Corp.*	10,900	284,926

		35,973,326

Total Energy		38,471,652

Financials (12.6%)
Banks (5.3%)
Bank of America Corp.	335,100	9,245,409
Citigroup, Inc.	114,100	7,099,302
First Horizon National Corp.	124,900	1,746,102
Huntington Bancshares, Inc.	394,100	4,997,188
KB Financial Group, Inc.	4,700	173,284
KeyCorp	139,800	2,201,850
M&T Bank Corp.	6,800	1,067,736
PNC Financial Services Group, Inc. (The)	18,600	2,281,476
Signature Bank	10,800	1,383,156
SunTrust Banks, Inc.	26,300	1,558,275
Wells Fargo & Co.	155,200	7,499,264

		39,253,042

Capital Markets (2.2%)
Cboe Global Markets, Inc.	24,600	2,347,824
E*TRADE Financial Corp.	82,100	3,811,903
Goldman Sachs Group, Inc. (The)	4,200	806,358
Morgan Stanley	70,200	2,962,440
Northern Trust Corp.	21,010	1,899,514
State Street Corp.	28,000	1,842,680
TD Ameritrade Holding Corp.	23,300	1,164,767
Virtu Financial, Inc., Class A	40,000	950,000

		15,785,486

Consumer Finance (2.6%)
360 Finance, Inc. (ADR)*	21,200	328,600
Ally Financial, Inc.	12,100	332,629
American Express Co.	17,400	1,901,820
Capital One Financial Corp.	132,100	10,791,249
OneMain Holdings, Inc.	110,200	3,498,850
SLM Corp.	105,200	1,042,532
Synchrony Financial	48,200	1,537,580

		19,433,260

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc., Class A*	3	903,645

Insurance (2.4%)
American International Group, Inc.	94,200	4,056,252
Hartford Financial Services Group, Inc. (The)	26,300	1,307,636
Marsh & McLennan Cos., Inc.	34,537	3,243,025
MetLife, Inc.	101,700	4,329,369
RSA Insurance Group plc	65,900	435,852
Travelers Cos., Inc. (The)	16,400	2,249,424
Willis Towers Watson plc	10,200	1,791,630

		17,413,188

Total Financials		92,788,621

Health Care (14.3%)
Biotechnology (2.5%)
Alexion Pharmaceuticals, Inc.*	34,747	4,697,100
Amgen, Inc.	25,196	4,786,736
Biogen, Inc.*	1,600	378,208
Celgene Corp.*	14,636	1,380,760
Global Blood Therapeutics, Inc.*	11,387	602,714
Immunomedics, Inc.(x)*	23,700	455,277
Sarepta Therapeutics, Inc.(x)*	10,200	1,215,738
Vertex Pharmaceuticals, Inc.*	27,991	5,148,944

		18,665,477

Health Care Equipment & Supplies (4.6%)
Abbott Laboratories	98,737	7,893,036
Baxter International, Inc.	29,369	2,387,993
Becton Dickinson and Co.	27,758	6,932,005
Boston Scientific Corp.*	221,300	8,493,494
Danaher Corp.	14,632	1,931,717
Hologic, Inc.*	33,208	1,607,267
Intuitive Surgical, Inc.*	8,700	4,964,046

		34,209,558

Health Care Providers & Services (3.5%)
AmerisourceBergen Corp.	6,300	500,976
DaVita, Inc.*	28,071	1,523,974
HCA Healthcare, Inc.	28,931	3,772,024
Humana, Inc.	15,000	3,990,000
Molina Healthcare, Inc.*	23,200	3,293,472
UnitedHealth Group, Inc.	51,300	12,684,438

		25,764,884

Life Sciences Tools & Services (1.0%)
Thermo Fisher Scientific, Inc.	26,320	7,204,311

Pharmaceuticals (2.7%)
Allergan plc	10,941	1,601,872
AstraZeneca plc	6,700	535,366
AstraZeneca plc (ADR)	130,500	5,276,115
Bristol-Myers Squibb Co.	94,830	4,524,339
Elanco Animal Health, Inc.*	25,600	820,992
Eli Lilly & Co.	1,600	207,616
Horizon Pharma plc*	19,900	525,957
Roche Holding AG	23,378	6,441,129

		19,933,386

Total Health Care		105,777,616

Industrials (9.3%)
Aerospace & Defense (2.0%)
Boeing Co. (The)	13,600	5,187,312
General Dynamics Corp.	7,000	1,184,960
Northrop Grumman Corp.	7,900	2,129,840
Raytheon Co.	3,100	564,448
United Technologies Corp.	46,500	5,993,385

		15,059,945

Air Freight & Logistics (0.8%)
United Parcel Service, Inc., Class B	53,100	5,933,394

Airlines (0.4%)
American Airlines Group, Inc.	98,000	3,112,480

Building Products (0.2%)
Allegion plc	18,400	1,669,064

Construction & Engineering (0.8%)
AECOM*	185,100	5,491,917
Jacobs Engineering Group, Inc.	4,700	353,393

		5,845,310

Electrical Equipment (0.5%)
Sensata Technologies Holding plc*	83,700	3,768,174
Vivint Solar, Inc.(x)*	16,800	83,496

		3,851,670

Industrial Conglomerates (1.1%)
3M Co.	3,200	664,896
General Electric Co.	474,600	4,741,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Honeywell International, Inc.	14,600	$2,320,232

		7,726,382

Machinery (0.3%)
WABCO Holdings, Inc.*	17,800	2,346,574

Marine (0.4%)
AP Moller - Maersk A/S, Class B	2,127	2,697,980

Professional Services (0.6%)
Nielsen Holdings plc	172,900	4,092,543

Road & Rail (1.4%)
CSX Corp.	55,800	4,174,956
Norfolk Southern Corp.	28,500	5,326,365
Union Pacific Corp.	6,800	1,136,960

		10,638,281

Trading Companies & Distributors (0.8%)
HD Supply Holdings, Inc.*	132,700	5,752,545

Total Industrials		68,726,168

Information Technology (21.0%)
Electronic Equipment, Instruments & Components (0.2%)
Flex Ltd.*	58,600	586,000
Jabil, Inc.	9,800	260,582
Samsung SDI Co. Ltd.	760	143,617

		990,199

IT Services (2.0%)
Akamai Technologies, Inc.*	6,500	466,115
Alliance Data Systems Corp.	32,200	5,634,356
Cognizant Technology Solutions Corp., Class A	37,300	2,702,385
DXC Technology Co.	15,600	1,003,236
FleetCor Technologies, Inc.*	3,600	887,724
GoDaddy, Inc., Class A*	14,400	1,082,736
LiveRamp Holdings, Inc.*	3,900	212,823
MongoDB, Inc.(x)*	400	58,808
PayPal Holdings, Inc.*	27,900	2,897,136

		14,945,319

Semiconductors & Semiconductor Equipment (6.1%)
Analog Devices, Inc.	11,100	1,168,497
Applied Materials, Inc.	85,600	3,394,896
Broadcom, Inc.	12,200	3,668,662
Intel Corp.	80,800	4,338,960
Lam Research Corp.	26,200	4,690,062
MACOM Technology Solutions Holdings, Inc.(x)*	131,200	2,192,352
Marvell Technology Group Ltd.	98,800	1,965,132
Microchip Technology, Inc.(x)	5,800	481,168
Micron Technology, Inc.*	68,600	2,835,238
NVIDIA Corp.	31,400	5,638,184
NXP Semiconductors NV	3	265
NXP Semiconductors NV	49,897	4,410,396
ON Semiconductor Corp.*	247,500	5,091,075
QUALCOMM, Inc.	86,600	4,938,798
Sanken Electric Co. Ltd.	3,600	66,719

		44,880,404

Software (8.6%)
2U, Inc.(x)*	17,300	1,225,705
Adobe, Inc.*	15,500	4,130,595
Autodesk, Inc.*	25,300	3,942,246
Avast plc(m)*	137,600	507,722
Box, Inc., Class A*	3,800	73,378
Citrix Systems, Inc.	9,300	926,838
Cloudera, Inc.*	114,653	1,254,304
Dropbox, Inc., Class A*	25,700	560,260
Elastic NV(x)*	9,025	720,827
Kingsoft Corp. Ltd.(x)	643,000	1,634,950
Microsoft Corp.	282,900	33,365,226
Nutanix, Inc., Class A*	9,800	369,852
PTC, Inc.*	12,600	1,161,468
salesforce.com, Inc.*	31,000	4,909,470
SVMK, Inc.*	228,790	4,166,266
Symantec Corp.	26,600	611,534
Talend SA (ADR)*	39,700	2,007,629
TOTVS SA	37,500	377,744
Varonis Systems, Inc.*	12,200	727,486
Zuora, Inc., Class A*	33,400	669,002

		63,342,502

Technology Hardware, Storage & Peripherals (4.1%)
Apple, Inc.	159,400	30,278,030

Total Information Technology		154,436,454

Materials (2.5%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	8,100	1,546,776
Cabot Corp.	6,200	258,106
CF Industries Holdings, Inc.	7,100	290,248
Chemours Co. (The)	54,200	2,014,072
DowDuPont, Inc.	104,000	5,544,240
Element Solutions, Inc.*	34,800	351,480
International Flavors & Fragrances, Inc.	3,100	399,249
Linde plc	11,762	2,069,289
Livent Corp.*	15,200	186,656
LyondellBasell Industries NV, Class A	3,700	311,096
Mosaic Co. (The)	13,500	368,685
Olin Corp.	53,700	1,242,618
Orion Engineered Carbons SA	5,800	110,142
Sherwin-Williams Co. (The)	1,000	430,710
Tronox Holdings plc, Class A	43,500	572,025
Westlake Chemical Corp.	2,400	162,864

		15,858,256

Construction Materials (0.1%)
Vulcan Materials Co.	6,900	816,960

Containers & Packaging (0.1%)
AptarGroup, Inc.	1,600	170,224
Crown Holdings, Inc.*	10,000	545,700

		715,924

Metals & Mining (0.2%)
Antofagasta plc	44,100	554,851
Newmont Mining Corp.	16,000	572,320

		1,127,171

Total Materials		18,518,311

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
American Tower Corp. (REIT)	28,100	5,537,386
Boston Properties, Inc. (REIT)	12,700	1,700,276
CorePoint Lodging, Inc. (REIT)	25,000	279,250
Corporate Office Properties Trust (REIT)	36,700	1,001,910
Crown Castle International Corp. (REIT)	8,200	1,049,600
Equinix, Inc. (REIT)	4,300	1,948,588
Equity LifeStyle Properties, Inc. (REIT)	7,100	811,530
Essex Property Trust, Inc. (REIT)	4,100	1,185,884
Front Yard Residential Corp. (REIT)	69,700	646,119
Macerich Co. (The) (REIT)	6,200	268,770
Outfront Media, Inc. (REIT)	12,400	290,160
PotlatchDeltic Corp. (REIT)	3,100	117,149
Prologis, Inc. (REIT)	28,700	2,064,965
Public Storage (REIT)	2,500	544,450
Simon Property Group, Inc. (REIT)	1,900	346,199
Spirit Realty Capital, Inc. (REIT)	2,840	112,833

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
STORE Capital Corp. (REIT)	10,600	$355,100
VEREIT, Inc. (REIT)	34,300	287,091
VICI Properties, Inc. (REIT)	27,800	608,264
Welltower, Inc. (REIT)	23,100	1,792,560

		20,948,084

Real Estate Management & Development (0.1%)
Cushman & Wakefield plc*	28,600	509,080

Total Real Estate		21,457,164

Utilities (3.1%)
Electric Utilities (2.0%)
Avangrid, Inc.	9,200	463,220
Edison International	17,000	1,052,640
Entergy Corp.	19,000	1,816,970
Evergy, Inc.	12,400	719,820
Exelon Corp.	61,700	3,093,021
FirstEnergy Corp.	44,100	1,835,001
NextEra Energy, Inc.	20,000	3,866,400
PPL Corp.	58,900	1,869,486

		14,716,558

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	7,500	135,600
NRG Energy, Inc.	16,400	696,672
Vistra Energy Corp.	25,300	658,559

		1,490,831

Multi-Utilities (0.9%)
Dominion Energy, Inc.	35,887	2,751,097
Public Service Enterprise Group, Inc.	35,200	2,091,232
Sempra Energy	15,700	1,976,002

		6,818,331

Total Utilities		23,025,720

Total Common Stocks (98.3%) (Cost $705,319,369)		724,579,830

EXCHANGE TRADED FUND (ETF):
Equity (0.8%)
iShares Core S&P 500 ETF	20,800	5,918,848

Total Exchange Traded Fund (0.8%) (Cost $5,872,122)		5,918,848

MASTER LIMITED PARTNERSHIPS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Black Stone Minerals LP	25,200	444,528
Hess Midstream Partners LP	13,300	281,960

Total Master Limited Partnerships (0.1%) (Cost $732,682)		726,488

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,847,535, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,884,086.(xx)	1,847,143	1,847,143
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $100,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $102,021.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $600,128, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $612,000.(xx)	600,000	600,000

Total Repurchase Agreements		3,547,143

Total Short-Term Investments (0.5%) (Cost $3,547,143)		3,547,143

Total Investments in Securities (99.7%) (Cost $715,471,316)		734,772,309
Other Assets Less Liabilities (0.3%)		2,244,233

Net Assets (100%)		$737,016,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $1,750,374 or 0.2% of net assets.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $4,703,502. This was collateralized by $1,312,246 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.125%, maturing 4/4/19-5/15/48 and by cash of $3,547,143 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

JPY — Japanese Yen

USD — United States Dollar

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	617,592	USD	5,576	Bank of America	4/3/2019	(4)

Net unrealized depreciation						(4)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$73,645,424	$474,929	$—	$74,120,353
Consumer Discretionary	73,538,158	1,381,215	—	74,919,373
Consumer Staples	51,159,289	1,179,109	—	52,338,398
Energy	38,471,652	—	—	38,471,652
Financials	92,179,485	609,136	—	92,788,621
Health Care	98,801,121	6,976,495	—	105,777,616
Industrials	66,028,188	2,697,980	—	68,726,168
Information Technology	152,083,446	2,353,008	—	154,436,454
Materials	17,963,460	554,851	—	18,518,311
Real Estate	21,457,164	—	—	21,457,164
Utilities	23,025,720	—	—	23,025,720
Exchange Traded Fund	5,918,848	—	—	5,918,848
Master Limited Partnerships
Energy	726,488	—	—	726,488
Short-Term Investments
Repurchase Agreements	—	3,547,143	—	3,547,143

Total Assets	$714,998,443	$19,773,866	$—	$734,772,309

Liabilities:
Forward Currency Contracts	$—	$(4)	$—	$(4)

Total Liabilities	$—	$(4)	$—	$(4)

Total	$714,998,443	$19,773,862	$—	$734,772,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,345,173
Aggregate gross unrealized depreciation	(26,509,975)

Net unrealized appreciation	$17,835,198

Federal income tax cost of investments in securities and derivative instruments, if applicable	$716,937,107

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (39.7%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	39,225	$4,670,129

Equity (59.4%)
iShares Core MSCI EAFE ETF	22,411	1,361,916
iShares Core S&P Mid-Cap ETF	7,168	1,357,619
iShares Russell 2000 ETF	8,852	1,355,153
SPDR S&P 500 ETF Trust	2,069	584,451
Vanguard S&P 500 ETF	9,010	2,338,455

Total Equity		6,997,594

Total Exchange Traded Funds (99.1%) (Cost $11,347,043)		11,667,723

SHORT-TERM INVESTMENT:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, IM Shares	192,943	193,001

Total Short-Term Investment (1.7%) (Cost $193,000)		193,001

Total Investments in Securities (100.8%) (Cost $11,540,043)		11,860,724
Other Assets Less Liabilities (-0.8%)		(88,653)

Net Assets (100%)		$11,772,071

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$11,667,723	$—	$—	$11,667,723
Short-Term Investment
Investment Company	193,001	—	—	193,001

Total Assets	$11,860,724	$—	$—	$11,860,724

Total Liabilities	$—	$—	$—	$—

Total	$11,860,724	$—	$—	$11,860,724

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320,681
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$320,681

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,540,043

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.3%)
Media (0.3%)
John Wiley & Sons, Inc., Class A	10,683	$472,402

Total Communication Services		472,402

Consumer Discretionary (7.6%)
Hotels, Restaurants & Leisure (2.1%)
McDonald’s Corp.	14,933	2,835,777
Yum! Brands, Inc.	6,237	622,515

		3,458,292

Multiline Retail (0.7%)
Target Corp.	14,083	1,130,302

Specialty Retail (2.9%)
Gap, Inc. (The)	32,504	850,954
Ross Stores, Inc.	15,828	1,473,587
Tiffany & Co.	21,618	2,281,780

		4,606,321

Textiles, Apparel & Luxury Goods (1.9%)
NIKE, Inc., Class B	35,801	3,014,802

Total Consumer Discretionary		12,209,717

Consumer Staples (8.7%)
Beverages (1.6%)
PepsiCo, Inc.	20,700	2,536,785

Food & Staples Retailing (2.0%)
Walgreens Boots Alliance, Inc.	17,428	1,102,670
Walmart, Inc.	21,412	2,088,312

		3,190,982

Food Products (2.4%)
Bunge Ltd.	26,327	1,397,174
McCormick & Co., Inc. (Non-Voting)	16,501	2,485,546

		3,882,720

Household Products (2.7%)
Colgate-Palmolive Co.	28,038	1,921,724
Procter & Gamble Co. (The)	23,835	2,480,032

		4,401,756

Total Consumer Staples		14,012,243

Energy (6.2%)
Energy Equipment & Services (1.4%)
Apergy Corp.*	19,819	813,768
Schlumberger Ltd.	34,053	1,483,689

		2,297,457

Oil, Gas & Consumable Fuels (4.8%)
Chevron Corp.	20,648	2,543,421
EOG Resources, Inc.	16,842	1,603,021
Exxon Mobil Corp.	17,883	1,444,946
Occidental Petroleum Corp.	30,578	2,024,264

		7,615,652

Total Energy		9,913,109

Financials (3.0%)
Capital Markets (0.4%)
State Street Corp.	8,416	553,857

Insurance (2.6%)
Aflac, Inc.	37,829	1,891,450
Arthur J Gallagher & Co.	6,057	473,051
Erie Indemnity Co., Class A	10,498	1,874,103

		4,238,604

Total Financials		4,792,461

Health Care (18.8%)
Biotechnology (0.7%)
AbbVie, Inc.	14,579	1,174,922

Health Care Equipment & Supplies (14.2%)
Abbott Laboratories	44,621	3,567,003
Becton Dickinson and Co.	22,197	5,543,257
Dentsply Sirona, Inc.	5,638	279,588
Medtronic plc	47,839	4,357,176
Stryker Corp.	32,219	6,363,897
West Pharmaceutical Services, Inc.	24,916	2,745,743

		22,856,664

Health Care Providers & Services (0.7%)
CVS Health Corp.	19,345	1,043,276

Pharmaceuticals (3.2%)
Johnson & Johnson	24,069	3,364,605
Perrigo Co. plc	14,186	683,198
Pfizer, Inc.	23,549	1,000,126

		5,047,929

Total Health Care		30,122,791

Industrials (25.3%)
Aerospace & Defense (5.3%)
Boeing Co. (The)	4,348	1,658,414
General Dynamics Corp.	15,211	2,574,918
Raytheon Co.	6,672	1,214,838
United Technologies Corp.	24,114	3,108,054

		8,556,224

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	5,544	619,487

Building Products (1.6%)
Johnson Controls International plc	66,101	2,441,771
Resideo Technologies, Inc.*	4,835	93,267

		2,535,038

Commercial Services & Supplies (3.3%)
ABM Industries, Inc.	51,430	1,869,480
Cintas Corp.	13,176	2,663,001
Matthews International Corp., Class A	20,350	751,933

		5,284,414

Electrical Equipment (0.7%)
nVent Electric plc	42,387	1,143,601

Industrial Conglomerates (9.9%)
Carlisle Cos., Inc.	8,444	1,035,403
Honeywell International, Inc.	33,413	5,309,994
Roper Technologies, Inc.	28,044	9,590,207

		15,935,604

Machinery (3.6%)
Donaldson Co., Inc.	23,621	1,182,467
Dover Corp.	29,827	2,797,773
Pentair plc	39,850	1,773,723

		5,753,963

Road & Rail (0.0%)
Norfolk Southern Corp.	200	37,378

Trading Companies & Distributors (0.5%)
WW Grainger, Inc.	2,404	723,436

Total Industrials		40,589,145

Information Technology (16.8%)
IT Services (4.4%)
Accenture plc, Class A	29,980	5,277,080
Visa, Inc., Class A	11,857	1,851,945

		7,129,025

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (6.5%)
Analog Devices, Inc.	44,033	$4,635,354
Texas Instruments, Inc.	46,711	4,954,636
Versum Materials, Inc.	15,372	773,365

		10,363,355

Software (5.9%)
Microsoft Corp.	80,960	9,548,422

Total Information Technology		27,040,802

Materials (11.5%)
Chemicals (10.6%)
Air Products & Chemicals, Inc.	25,136	4,799,970
Albemarle Corp.	60,470	4,957,331
Ecolab, Inc.	9,890	1,745,981
Linde plc	31,132	5,477,053

		16,980,335

Metals & Mining (0.9%)
Nucor Corp.	24,861	1,450,639

Total Materials		18,430,974

Total Investments in Securities (98.2%) (Cost $148,526,899)		157,583,644
Other Assets Less Liabilities (1.8%)		2,862,096

Net Assets (100%)		$160,445,740

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$472,402	$—	$—	$472,402
Consumer Discretionary	12,209,717	—	—	12,209,717
Consumer Staples	14,012,243	—	—	14,012,243
Energy	9,913,109	—	—	9,913,109
Financials	4,792,461	—	—	4,792,461
Health Care	30,122,791	—	—	30,122,791
Industrials	40,589,145	—	—	40,589,145
Information Technology	27,040,802	—	—	27,040,802
Materials	18,430,974	—	—	18,430,974

Total Assets	$157,583,644	$—	$—	$157,583,644

Total Liabilities	$—	$—	$—	$—

Total	$157,583,644	$—	$—	$157,583,644

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,354,363
Aggregate gross unrealized depreciation	(4,297,618)

Net unrealized appreciation	$9,056,745

Federal income tax cost of investments in securities and derivative instruments, if applicable	$148,526,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (10.9%)
American Express Credit Account Master Trust,
Series 2017-2 A
2.934%, 9/16/24(l)	$180,000	$180,780
AMMC CLO 15 Ltd.,
Series 2014-15A ARR
3.587%, 1/15/32(l)§	300,000	298,877
Series 2014-15A BRR
4.127%, 1/15/32(l)§	250,000	247,422
Antares CLO Ltd.,
Series 2018-1A B
4.411%, 4/20/31(l)§	345,000	344,992
ARES L CLO Ltd.,
Series 2018-50A B
4.478%, 1/15/32(l)§	400,000	394,350
ARES LII CLO Ltd.,
Series 2019-52A A2
4.259%, 4/22/31(l)§	250,000	250,000
Atrium XV,
Series 15A A1
3.946%, 1/23/31(l)§	300,000	299,661
Series 15A B
4.526%, 1/23/31(l)§	300,000	297,889
Series 15A D
5.776%, 1/23/31(l)§	250,000	243,428
Betony CLO 2 Ltd.,
Series 2018-1A A1
3.831%, 4/30/31(l)§	500,000	493,219
BlueMountain Fuji US CLO II Ltd.,
Series 2017-2A A1A
3.961%, 10/20/30(l)§	345,000	345,013
Burnham Park CLO Ltd.,
Series 2016-1A BR
4.261%, 10/20/29(l)§	250,000	246,091
Series 2016-1A CR
4.911%, 10/20/29(l)§	250,000	248,120
Series 2016-1A DR
5.611%, 10/20/29(l)§	300,000	293,870
Buttermilk Park CLO Ltd.,
Series 2018-1A C
4.887%, 10/15/31(l)§	334,000	327,673
Capital One Multi-Asset Execution Trust,
Series 2016-A2 A2
3.114%, 2/15/24(l)	765,000	771,141
Series 2016-A7 A7
2.994%, 9/16/24(l)	90,000	90,580
Carlyle GMS Finance MM CLO LLC,
Series 2015-1A A2R
4.987%, 10/15/31(l)§	287,000	285,957
Carlyle US CLO Ltd.,
Series 2017-2A A2A
4.461%, 7/20/31(l)§	300,000	296,016
Catamaran CLO Ltd.,
Series 2014-2A BR
5.730%, 10/18/26(l)§	297,000	296,994
Citibank Credit Card Issuance Trust,
Series 2016-A3 A3
2.971%, 12/7/23(l)	100,000	100,681
Series 2017-A7 A7
2.862%, 8/8/24(l)	635,000	635,616
CWABS Asset-Backed Certificates Trust,
Series 2005-11 AF4
5.210%, 3/25/34(l)	195,942	193,944
Discover Card Execution Note Trust,
Series 2017-A7 A7
2.844%, 4/15/25(l)	110,000	109,850
Dryden 42 Senior Loan Fund,
Series 2016-42A DR
5.717%, 7/15/30(l)§	306,000	298,070
Galaxy XVIII CLO Ltd.,
Series 2018-28A A2
3.857%, 7/15/31(l)§	250,000	249,647
Galaxy XXVI CLO Ltd.,
Series 2018-26A A
3.852%, 11/22/31(l)§	250,000	248,488
Harbor Park CLO Ltd.,
Series 2018-1A A2
4.239%, 1/20/31(l)§	250,000	248,320
Series 2018-1A B1
4.539%, 1/20/31(l)§	250,000	247,691
Series 2018-1A D
5.739%, 1/20/31(l)§	250,000	242,689
LCM XVI LP,
Series 16A A2R
3.967%, 10/15/31(l)§	288,889	288,973
Series 16A BR2
4.537%, 10/15/31(l)§	263,490	260,780
Mill City Mortgage Loan Trust,
Series 2018-4 A1B
3.500%, 4/25/66(l)§	360,000	360,238
NZCG Funding Ltd.,
Series 2015-1A A2R
4.196%, 2/26/31(l)§	518,000	509,277
Octagon Investment Partners 24 Ltd.,
Series 2015-1A BS
4.529%, 4/21/31(l)§	292,500	292,492
Octagon Investment Partners 28 Ltd.,
Series 2016-1A A2R
4.229%, 10/24/30(l)§	300,000	298,029
Series 2016-1A BR
4.579%, 10/24/30(l)§	250,000	247,421
Octagon Loan Funding Ltd.,
Series 2014-1A ARR
3.863%, 11/18/31(l)§	300,000	297,522
Series 2014-1A DRR
5.583%, 11/18/31(l)§	200,000	192,291

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Voya CLO Ltd.,
Series 2013-2A A2AR
4.171%, 4/25/31(l)§	$300,000	$293,184
Series 2016-3A A1R
3.970%, 10/18/31(l)§	250,000	248,806
Series 2017-2A B
5.137%, 6/7/30(l)§	345,000	339,218

Total Asset-Backed Securities		12,455,300

Collateralized Mortgage Obligations (9.7%)
BCAP LLC Trust,
Series 2009-RR1 2A2
4.790%, 5/26/35(l)§	57,227	55,397
CIM Trust,
Series 2019-INV1 A1
4.000%, 2/25/49(l)§	420,000	425,457
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2013-DN2 M2
6.735%, 11/25/23(l)	441,517	482,205
Series 2014-DN2 M3
6.086%, 4/25/24(l)	300,000	323,917
Series 2014-DN4 M3
7.036%, 10/25/24(l)	245,790	270,107
Series 2015-DNA3 M3
7.185%, 4/25/28(l)	431,000	496,631
Series 2015-HQA1 M3
7.185%, 3/25/28(l)	435,000	490,164
Series 2016-DNA2 M3
7.135%, 10/25/28(l)	397,000	443,105
Series 2017-DNA1 M2
5.735%, 7/25/29(l)	290,000	311,199
Series 2017-DNA2 M2
5.936%, 10/25/29(l)	290,000	313,394
Series 2017-DNA3 M2
4.986%, 3/25/30(l)	620,000	634,914
Series 2017-HQA1 M2
6.036%, 8/25/29(l)	250,000	268,880
FNMA,
Series 2013-C01 M2
7.736%, 10/25/23(l)	563,084	635,965
Series 2014-C01 M2
6.886%, 1/25/24(l)	617,000	690,647
Series 2014-C02 1M2
5.086%, 5/25/24(l)	335,000	351,206
Series 2014-C02 2M2
5.086%, 5/25/24(l)	716,373	743,599
Series 2014-C03 1M2
5.486%, 7/25/24(l)	553,939	588,059
Series 2014-C03 2M2
5.385%, 7/25/24(l)	453,820	475,192
Series 2015-C01 1M2
6.786%, 2/25/25(l)	154,693	168,653
Series 2015-C01 2M2
7.036%, 2/25/25(l)	214,767	229,841
Series 2015-C02 1M2
6.486%, 5/25/25(l)	518,595	559,906
Series 2015-C02 2M2
6.486%, 5/25/25(l)	252,901	270,756
Series 2015-C03 1M2
7.486%, 7/25/25(l)	754,545	840,696
Series 2015-C03 2M2
7.486%, 7/25/25(l)	370,010	406,409
Series 2017-C01 1M2
6.036%, 7/25/29(l)	442,000	474,793
Series 2017-C03 1M2
5.486%, 10/25/29(l)	50,000	52,761
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-W A9
4.847%, 11/25/34(l)	64,192	65,834

Total Collateralized Mortgage Obligations		11,069,687

Commercial Mortgage-Backed Securities (2.2%)
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 A3
3.441%, 9/15/48	201,000	204,766
Series 2015-UBS7 A4
3.705%, 9/15/48	224,000	231,948
Series 2015-UBS7 B
4.361%, 9/15/48(l)	145,000	153,109
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 C
3.584%, 3/13/35(l)§	166,000	166,518
Citigroup Commercial Mortgage Trust,
Series 2006-C5 AJ
5.482%, 10/15/49	58,140	56,725
COMM Mortgage Trust,
Series 2014-CR19 B
4.703%, 8/10/47(l)	166,000	174,524
Commercial Mortgage Trust,
Series 2006-GG7 AJ
5.614%, 7/10/38(l)	140,000	131,580
Core Industrial Trust,
Series 2015-CALW A
3.040%, 2/10/34§	256,000	257,601

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
CSAIL Commercial Mortgage Trust,
Series 2015-C1 A4
3.505%, 4/15/50		$175,000	$179,202
Eleven Madison Mortgage Trust,
Series 2015-11MD A
3.555%, 9/10/35(l)§		259,000	267,046
GS Mortgage Securities Trust,
Series 2016-GS3 B
3.395%, 10/10/49(l)		172,000	170,190
Series 2017-GS6 B
3.869%, 5/10/50		166,000	170,785
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE B
2.854%, 10/6/38(l)§		230,000	218,277
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 B
3.946%, 7/15/50		199,000	202,766

Total Commercial Mortgage-Backed Securities			2,585,037

Corporate Bonds (36.4%)
Communication Services (5.5%)
Diversified Telecommunication Services (1.0%)
CCO Holdings LLC
5.250%, 9/30/22		211,000	214,967
5.375%, 5/1/25§		172,000	177,590
Verizon Communications, Inc.
5.150%, 9/15/23		383,000	421,530
Virgin Media Secured Finance plc
5.500%, 1/15/25§		364,000	370,370

			1,184,457

Entertainment (0.6%)
Netflix, Inc.
5.875%, 2/15/25(x)		400,000	432,280
Warner Media LLC
2.950%, 7/15/26		279,000	263,222

			695,502

Media (3.0%)
AMC Networks, Inc.
5.000%, 4/1/24		383,000	384,877
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24§		100,000	105,630
Series B
6.500%, 11/15/22		191,000	195,546
CSC Holdings LLC
5.500%, 5/15/26§		422,000	433,225
DISH DBS Corp.
6.750%, 6/1/21		95,000	97,992
5.875%, 7/15/22		57,000	55,165
5.875%, 11/15/24		230,000	193,775
iHeartCommunications, Inc.
9.000%, 3/1/21(h)		115,000	80,787
9.000%, 9/15/22(h)		76,000	47,453
Nexstar Broadcasting, Inc.
5.625%, 8/1/24§		383,000	388,745
Sirius XM Radio, Inc.
6.000%, 7/15/24§		111,000	114,952
5.375%, 4/15/25§		153,000	157,207
TEGNA, Inc.
5.125%, 7/15/20		95,000	95,475
5.500%, 9/15/24§		95,000	95,475
Unitymedia GmbH
6.125%, 1/15/25§		326,000	338,355
Univision Communications, Inc.
5.125%, 2/15/25(x)§		479,000	446,093
Ziggo BV
4.250%, 1/15/27§	EUR	134,000	154,425

			3,385,177

Wireless Telecommunication Services (0.9%)
Hughes Satellite Systems Corp.
6.625%, 8/1/26		$306,000	300,645
Sprint Communications, Inc.
7.000%, 3/1/20§		153,000	157,452
6.000%, 11/15/22		95,000	96,074
Sprint Corp.
7.875%, 9/15/23		95,000	99,513
T-Mobile USA, Inc.
6.500%, 1/15/24		95,000	98,562
6.375%, 3/1/25		249,000	259,284

			1,011,530

Total Communication Services			6,276,666

Consumer Discretionary (2.9%)
Automobiles (0.2%)
Fiat Chrysler Automobiles NV
5.250%, 4/15/23		230,000	237,475

Hotels, Restaurants & Leisure (1.6%)
1011778 BC ULC
4.250%, 5/15/24§		172,000	170,280
5.000%, 10/15/25§		230,000	227,194
Golden Nugget, Inc.
6.750%, 10/15/24§		268,000	269,340
International Game Technology plc
6.500%, 2/15/25(x)§		249,000	259,582
KFC Holding Co.
5.000%, 6/1/24§		172,000	175,440
5.250%, 6/1/26§		249,000	251,341
Stars Group Holdings BV
7.000%, 7/15/26§		134,000	139,695
Wynn Las Vegas LLC
5.500%, 3/1/25§		330,000	325,050

			1,817,922

Household Durables (0.4%)
KB Home
7.000%, 12/15/21		230,000	244,950
Toll Brothers Finance Corp.
5.625%, 1/15/24		211,000	217,857

			462,807

Multiline Retail (0.0%)
K2016470219 South Africa Ltd.
3.000%, 12/31/22 PIK (b)§		221,270	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Specialty Retail (0.2%)
Party City Holdings, Inc.
6.625%, 8/1/26(x)§	$115,000	$113,850
PetSmart, Inc.
5.875%, 6/1/25§	191,000	159,963

		273,813

Textiles, Apparel & Luxury Goods (0.5%)
Hanesbrands, Inc.
4.875%, 5/15/26§	518,000	511,059

Total Consumer Discretionary		3,303,076

Consumer Staples (1.9%)
Food & Staples Retailing (0.6%)
Kroger Co. (The)
2.650%, 10/15/26	268,000	246,909
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	413,000	420,335

		667,244

Food Products (1.0%)
Kraft Heinz Foods Co.
3.000%, 6/1/26	460,000	428,776
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	115,000	116,368
4.875%, 11/1/26§	268,000	271,270
Post Holdings, Inc.
5.500%, 3/1/25§	191,000	193,387
5.625%, 1/15/28§	95,000	94,411

		1,104,212

Tobacco (0.3%)
Imperial Brands Finance plc
3.500%, 2/11/23§	402,000	401,294

Total Consumer Staples		2,172,750

Energy (3.7%)
Energy Equipment & Services (0.2%)
Weatherford International Ltd.
7.750%, 6/15/21	153,000	136,935
8.250%, 6/15/23	191,000	135,132

		272,067

Oil, Gas & Consumable Fuels (3.5%)
California Resources Corp.
8.000%, 12/15/22(x)§	137,000	107,586
Cheniere Corpus Christi Holdings LLC
7.000%, 6/30/24	153,000	172,706
5.875%, 3/31/25	134,000	145,725
Cheniere Energy Partners LP
5.250%, 10/1/25	230,000	235,175
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	249,000	251,434
CNX Resources Corp.
5.875%, 4/15/22	313,000	312,124
Energy Transfer Operating LP
7.500%, 10/15/20	364,000	387,041
5.200%, 2/1/22	191,000	200,701
Energy Transfer Partners LP
5.000%, 10/1/22	95,000	100,182
EnQuest plc
7.000%, 4/15/22 PIK(k)(m)	242,000	191,140
Exxon Mobil Corp.
2.222%, 3/1/21	76,000	75,638
Kinder Morgan, Inc.
3.150%, 1/15/23	287,000	287,634
4.300%, 6/1/25	383,000	400,702
Martin Midstream Partners LP
7.250%, 2/15/21	383,000	371,510
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)	383,000	397,786
Sanchez Energy Corp.
6.125%, 1/15/23	57,000	8,122
Sinopec Group Overseas Development 2016 Ltd.
2.750%, 9/29/26§	249,000	235,715
Sunoco LP
4.875%, 1/15/23	115,000	116,828

		3,997,749

Total Energy		4,269,816

Financials (5.3%)
Banks (2.5%)
Bank of America Corp.
3.500%, 4/19/26	420,000	422,674
3.248%, 10/21/27	153,000	149,283
Citigroup, Inc.
4.050%, 7/30/22	57,000	58,758
3.300%, 4/27/25	57,000	56,696
5.500%, 9/13/25	95,000	104,073
3.400%, 5/1/26	194,000	192,693
3.200%, 10/21/26	575,000	561,022
JPMorgan Chase & Co.
3.375%, 5/1/23	191,000	192,975
3.875%, 9/10/24	191,000	196,207
3.300%, 4/1/26	76,000	75,975
3.200%, 6/15/26	287,000	284,395
Series X
(ICE LIBOR USD 3 Month + 3.33%), 6.100%, 10/1/24(k)(y)	95,000	99,750
Wells Fargo & Co.
3.000%, 4/22/26	479,000	467,773

		2,862,274

Capital Markets (1.7%)
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§	134,000	135,507
Goldman Sachs Group, Inc. (The)
3.500%, 1/23/25	375,000	373,897
3.750%, 2/25/26	287,000	288,157
Israel Electric Corp. Ltd.
4.250%, 8/14/28(m)	300,000	302,078
Morgan Stanley
3.875%, 1/27/26	605,000	615,355
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	191,000	189,188

		1,904,182

Consumer Finance (0.7%)
Capital One Financial Corp.
3.200%, 2/5/25	183,000	179,099

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Navient Corp.
7.250%, 9/25/23	$379,000	$401,285
6.125%, 3/25/24	195,000	194,513

		774,897

Diversified Financial Services (0.4%)
Gazprom OAO
3.850%, 2/6/20§	287,000	289,038
Woodside Finance Ltd.
3.700%, 9/15/26§	95,000	93,166
3.700%, 3/15/28§	153,000	147,282

		529,486

Total Financials		6,070,839

Health Care (3.5%)
Health Care Equipment & Supplies (0.5%)
Avantor, Inc.
6.000%, 10/1/24§	383,000	397,362
Edwards Lifesciences Corp.
4.300%, 6/15/28	57,000	59,849
Stryker Corp.
3.500%, 3/15/26	95,000	96,398

		553,609

Health Care Providers & Services (1.9%)
Centene Corp.
4.750%, 5/15/22	326,000	332,129
5.375%, 6/1/26§	76,000	79,329
CHS/Community Health Systems, Inc.
6.250%, 3/31/23	95,000	89,566
Community Health Systems, Inc.
6.875%, 2/1/22	66,000	43,560
CVS Health Corp.
4.300%, 3/25/28	191,000	193,783
DaVita, Inc.
5.750%, 8/15/22	191,000	194,343
5.000%, 5/1/25	172,000	165,034
HCA, Inc.
5.875%, 5/1/23	287,000	306,028
MEDNAX, Inc.
6.250%, 1/15/27§	100,000	101,000
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	322,000	321,195
Orlando Health Obligated Group
3.777%, 10/1/28	75,000	77,865
Tenet Healthcare Corp.
8.125%, 4/1/22	191,000	205,726

		2,109,558

Pharmaceuticals (1.1%)
Allergan Funding SCS
3.800%, 3/15/25	422,000	427,771
Bausch Health Americas, Inc.
8.500%, 1/31/27§	191,000	202,498
Bausch Health Cos., Inc.
6.125%, 4/15/25§	157,000	155,399
Bayer US Finance II LLC
4.375%, 12/15/28§	211,000	209,531
Endo Dac
6.000%, 2/1/25(e)§	430,000	311,019

		1,306,218

Total Health Care		3,969,385

Industrials (4.1%)
Commercial Services & Supplies (0.7%)
Aramark Services, Inc.
5.000%, 2/1/28§	353,000	351,553
West Corp.
8.500%, 10/15/25(x)§	479,000	411,940

		763,493

Electrical Equipment (0.3%)
Vertiv Group Corp.
9.250%, 10/15/24§	306,000	303,032

Industrial Conglomerates (0.2%)
General Electric Co.
3.375%, 3/11/24	300,000	297,683

Machinery (1.1%)
CNH Industrial NV
3.850%, 11/15/27	134,000	127,782
Novelis Corp.
5.875%, 9/30/26§	341,000	339,721
Tennant Co.
5.625%, 5/1/25	391,000	393,933
Terex Corp.
5.625%, 2/1/25§	383,000	382,521

		1,243,957

Professional Services (0.4%)
IHS Markit Ltd.
4.000%, 3/1/26§	230,000	229,770
Jaguar Holding Co. II
6.375%, 8/1/23§	230,000	234,324

		464,094

Road & Rail (0.5%)
DAE Funding LLC
4.500%, 8/1/22§	76,000	76,380
5.000%, 8/1/24§	306,000	306,383
Park Aerospace Holdings Ltd.
5.250%, 8/15/22§	191,000	195,775

		578,538

Trading Companies & Distributors (0.9%)
Aircastle Ltd.
4.125%, 5/1/24	383,000	384,216
Beacon Roofing Supply, Inc.
4.875%, 11/1/25(x)§	306,000	288,022
United Rentals North America, Inc.
5.875%, 9/15/26	306,000	316,343
6.500%, 12/15/26	100,000	105,250

		1,093,831

Total Industrials		4,744,628

Information Technology (0.8%)
Communications Equipment (0.3%)
CommScope Technologies LLC
6.000%, 6/15/25§	76,000	73,888
5.000%, 3/15/27§	326,000	287,434

		361,322

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
IT Services (0.1%)
Fiserv, Inc.
3.850%, 6/1/25	$115,000	$117,447

Software (0.4%)
Symantec Corp.
5.000%, 4/15/25§	422,000	420,155

Total Information Technology		898,924

Materials (4.9%)
Chemicals (0.8%)
Chemours Co. (The)
6.625%, 5/15/23	198,000	204,692
INVISTA Finance LLC
4.250%, 10/15/19§	364,000	365,514
LYB International Finance BV
4.000%, 7/15/23	402,000	410,488

		980,694

Construction Materials (0.3%)
Cemex SAB de CV
5.700%, 1/11/25§	287,000	293,852

Containers & Packaging (1.4%)
BWAY Holding Co.
7.250%, 4/15/25(x)§	372,000	358,757
Crown Americas LLC
4.750%, 2/1/26(x)	134,000	132,660
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	268,000	274,834
5.875%, 8/15/23§	134,000	140,432
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	100,927	100,927
5.125%, 7/15/23§	134,000	136,184
7.000%, 7/15/24§	95,000	97,802
Sealed Air Corp.
4.875%, 12/1/22§	115,000	118,393
5.125%, 12/1/24§	191,000	197,876
5.500%, 9/15/25§	76,000	80,005

		1,637,870

Metals & Mining (2.4%)
ArcelorMittal
5.500%, 3/1/21(e)	345,000	359,878
6.125%, 6/1/25	57,000	63,128
First Quantum Minerals Ltd.
7.250%, 4/1/23§	306,000	299,115
FMG Resources August 2006 Pty. Ltd.
5.125%, 3/15/23§	76,000	76,285
5.125%, 5/15/24(x)§	253,000	251,419
Freeport-McMoRan, Inc.
4.550%, 11/14/24	383,000	374,861
Glencore Funding LLC
4.125%, 5/30/23§	115,000	117,259
New Gold, Inc.
6.375%, 5/15/25§	334,000	258,850
Northwest Acquisitions ULC
7.125%, 11/1/22§	276,000	242,880
Steel Dynamics, Inc.
5.125%, 10/1/21	191,000	192,194
5.500%, 10/1/24	191,000	196,491
SunCoke Energy Partners LP
7.500%, 6/15/25§	300,000	303,750

		2,736,110

Total Materials		5,648,526

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)
3.375%, 10/15/26	460,000	447,723
Equinix, Inc. (REIT)
5.375%, 4/1/23	383,000	389,703
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	153,000	157,406
5.000%, 10/15/27	211,000	214,165

		1,208,997

Total Real Estate		1,208,997

Utilities (2.7%)
Electric Utilities (1.6%)
Electricite de France SA
(USD Swap Semi 10 Year + 3.71%), 5.250%, 1/29/23(k)(y)§	575,000	575,000
Exelon Corp.
3.950%, 6/15/25	345,000	356,403
Southern Co. (The)
3.250%, 7/1/26	390,000	381,703
State Grid Overseas Investment 2016 Ltd.
3.500%, 5/4/27§	249,000	249,509
Three Gorges Finance I Cayman Islands Ltd.
3.150%, 6/2/26§	249,000	243,292

		1,805,907

Independent Power and Renewable Electricity Producers (0.9%)
Calpine Corp.
5.375%, 1/15/23	249,000	248,689
5.750%, 1/15/25(x)	230,000	228,321
Clearway Energy Operating LLC
5.750%, 10/15/25§	268,000	269,340
Talen Energy Supply LLC
9.500%, 7/15/22(x)§	326,000	350,042

		1,096,392

Multi-Utilities (0.2%)
Dominion Energy, Inc.
Series D
2.850%, 8/15/26	211,000	201,643

Total Utilities		3,103,942

Total Corporate Bonds		41,667,549

Foreign Government Securities (3.7%)
Export-Import Bank of India
3.875%, 2/1/28§	345,000	338,819
Federative Republic of Brazil
4.625%, 1/13/28(x)	400,000	403,114
Malaysia Sukuk Global Bhd
3.179%, 4/27/26§	300,000	301,028
Republic of Argentina
6.875%, 1/26/27	500,000	404,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Colombia
4.500%, 3/15/29		$200,000	$211,500
Republic of Hungary
6.250%, 1/29/20		287,000	294,069
Republic of Indonesia
4.350%, 1/8/27§		500,000	516,428
Republic of Serbia
4.875%, 2/25/20§		567,000	572,727
Socialist Republic of Vietnam
4.800%, 11/19/24§		200,000	209,475
Ukraine Government Bond
0.000%, 5/31/40(e)§		174,000	111,044
United Mexican States
6.500%, 6/10/21	MXN	6,900,000	345,682
4.150%, 3/28/27		$500,000	508,000

Total Foreign Government Securities			4,215,886

Loan Participations (13.2%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.3%)
Securus Technologies Holdings, Inc.
(ICE LIBOR USD 1 Month + 4.50%), 6.999%, 11/1/24(k)		373,111	370,313

Entertainment (0.4%)
Mission Broadcasting, Inc.
(ICE LIBOR USD 1 Month + 2.25%), 4.739%, 1/17/24(k)		51,586	50,296
Sinclair Television Group, Inc.
(ICE LIBOR USD 1 Month + 2.25%), 4.750%, 1/3/24(k)		397,964	393,388

			443,684

Interactive Media & Services (0.3%)
Legalzoom.Com, Inc.
(ICE LIBOR USD 1 Month + 4.50%), 6.986%, 11/21/24(k)		374,063	373,127

Media (0.9%)
Cablevision CSC Holdings LLC
(ICE LIBOR USD 1 Month + 2.25%), 4.734%, 7/17/25(k)		374,048	363,014
Gray Television, Inc.
(ICE LIBOR USD 1 Month + 2.50%), 4.982%, 1/2/26(k)		349,125	345,051
Nexstar Broadcasting, Inc.
(ICE LIBOR USD 1 Month + 2.25%), 4.746%, 1/17/24(k)		280,288	273,281

			981,346

Total Communication Services			2,168,470

Consumer Discretionary (2.6%)
Auto Components (0.3%)
TI Group Automotive Systems LLC
(ICE LIBOR USD 1 Month + 2.50%), 4.999%, 6/30/22(k)		351,202	345,202

Automobiles (0.3%)
Caliber Collision Centers, Inc.
(ICE LIBOR USD 1 Month + 3.50%), 5.982%, 2/5/26(k)		53,463	53,479
Thor Industries, Inc.
(ICE LIBOR USD 1 Month + 3.75%), 6.250%, 11/3/25(k)		285,197	271,829

			325,308

Hotels, Restaurants & Leisure (1.3%)
24 Hour Fitness Worldwide, Inc.
(ICE LIBOR USD 1 Month + 3.50%), 5.999%, 5/30/25(k)		373,120	372,094
Aristocrat Leisure Ltd.
(ICE LIBOR USD 3 Month + 1.75%), 4.526%, 10/19/24(k)		375,000	367,425
Boyd Gaming Corp.
(ICE LIBOR USD 3 Month + 2.25%), 4.658%, 9/15/23(k)		373,972	368,923
Greektown Holdings LLC
(ICE LIBOR USD 1 Month + 2.75%), 5.249%, 4/25/24(k)		356,013	355,568

			1,464,010

Specialty Retail (0.7%)
Burlington Coat Factory Warehouse Corp. Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.500%, 11/17/24(k)		375,000	371,250
Jo-Ann Stores LLC
(ICE LIBOR USD 3 Month + 5.00%), 7.761%, 10/20/23(k)		366,300	363,094
Petco Animal Supplies, Inc.
(ICE LIBOR USD 3 Month + 3.25%), 5.994%, 1/26/23(k)		149,231	113,863

			848,207

Total Consumer Discretionary			2,982,727

Consumer Staples (1.0%)
Food Products (0.7%)
JBS USA LUX SA
(ICE LIBOR USD 1 Month + 2.50%), 4.982%, 10/30/22(k)		373,096	369,925
Post Holdings, Inc.
(ICE LIBOR USD 1 Month + 2.00%), 4.490%, 5/24/24(k)		375,000	371,438

			741,363

Personal Products (0.3%)
Nutraceutical International Corp.
(ICE LIBOR USD 1 Month + 3.25%), 5.749%, 12/31/00(k)		373,111	361,917

Total Consumer Staples			1,103,280

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Oxbow Carbon LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.999%, 1/4/23(k)		365,260	365,260

Total Energy			365,260

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (3.0%)
Biotechnology (0.2%)
Horizon Pharma, Inc.
(ICE LIBOR USD 1 Month + 3.00%), 5.500%, 3/29/24(k)	$237,474	$235,099

Health Care Providers & Services (1.6%)
Air Medical Group Holdings, Inc.
(ICE LIBOR USD 1 Month + 4.25%), 6.736%, 3/14/25(k)	373,111	350,491
Civitas Solutions, Inc.
(ICE LIBOR USD 1 Month + 4.25%), 6.750%, 2/5/26(k)	375,000	373,711
DaVita Healthcare Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 5.249%, 6/24/21(k)	373,042	372,575
National Veterinary Associates, Inc.
(ICE LIBOR USD 1 Month + 2.75%), 5.249%, 2/2/25(k)	373,125	360,066
Universal Health Services, Inc.
(ICE LIBOR USD 1 Month + 1.75%), 4.249%, 10/31/25(k)	374,063	373,595

		1,830,438

Pharmaceuticals (1.2%)
Bausch Health Cos., Inc.
(ICE LIBOR USD 1 Month + 3.00%), 5.481%, 6/2/25(k)	332,051	329,445
Endo Pharmaceuticals, Inc.
(ICE LIBOR USD 1 Month + 4.25%), 6.750%, 4/29/24(k)	374,048	367,035
Grifols Worldwide Operations Ltd.
(ICE LIBOR USD 3 Month + 2.25%), 4.660%, 1/31/25(k)	373,096	370,231
Valeant Pharmaceuticals International, Inc.
(ICE LIBOR USD 1 Month + 2.75%), 5.231%, 11/14/25(k)	275,500	272,125

		1,338,836

Total Health Care		3,404,373

Industrials (2.2%)
Airlines (0.3%)
Air Canada
(ICE LIBOR USD 1 Month + 2.00%), 4.499%, 10/6/23(k)	282,197	280,963
Allegiant Travel Co., Term Loan
(ICE LIBOR USD 6 Month + 4.50%), 7.233%, 12/31/00(k)	77,764	77,375

		358,338

Commercial Services & Supplies (0.6%)
KAR Auction Services, Inc.
(ICE LIBOR USD 3 Month + 2.50%), 5.125%, 3/9/23(k)	373,066	369,957
Kingpin Intermediate Holdings LLC
(ICE LIBOR USD 1 Month + 3.50%), 6.000%, 7/3/24(k)	373,125	371,726

		741,683

Machinery (1.0%)
Allison Transmission, Inc.
(ICE LIBOR USD 1 Month + 1.75%), 4.240%, 9/23/22(k)	375,000	374,258
Harsco Corp.
(ICE LIBOR USD 1 Month + 2.25%), 4.750%, 12/6/24(k)	373,120	371,488
Navistar, Inc.
(ICE LIBOR USD 1 Month + 3.50%), 6.000%, 11/6/24(k)	375,000	372,968

		1,118,714

Road & Rail (0.3%)
Avis Budget Group, Inc.
(ICE LIBOR USD 1 Month + 2.00%), 4.500%, 12/13/25(k)	373,111	364,250

Total Industrials		2,582,985

Information Technology (2.2%)
Communications Equipment (0.7%)
CommScope, Inc.
(ICE LIBOR USD 3 Month + 3.25%), 3.250%, 2/6/26(k)	375,000	374,719
Global Tel Link Corp. 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 6.749%, 12/31/00(k)	374,063	371,724

		746,443

IT Services (0.8%)
Asurion Term Loan
(ICE LIBOR USD 1 Month + 6.50%), 8.999%, 8/4/25(k)	225,000	227,672
Go Daddy Operating Co. LLC Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 4.749%, 2/15/24(k)	373,099	370,378
Zayo Group LLC
(ICE LIBOR USD 1 Month + 2.00%), 4.499%, 1/19/21(k)	373,096	370,565

		968,615

Semiconductors & Semiconductor Equipment (0.4%)
MKS Instruments, Inc.
(ICE LIBOR USD 6 Month + 2.25%), 4.739%, 12/31/00(k)	99,992	99,701
ON Semiconductor Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 4.249%, 3/31/23(k)	375,000	370,580

		470,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Software (0.3%)
TIBCO Software, Inc.
(ICE LIBOR USD 1 Month + 3.50%), 6.000%, 12/4/20(k)	$373,092	$370,876

Total Information Technology		2,556,215

Total Loan Participations		15,163,310

Mortgage-Backed Securities (8.5%)
FHLMC
3.500%, 12/1/47	466,239	474,007
4.000%, 5/1/48	1,240,687	1,279,289
3.500%, 4/15/49 TBA	900,000	912,692
4.000%, 4/15/49 TBA	300,000	308,766
4.500%, 4/15/49 TBA	300,000	313,031
FNMA
2.500%, 6/1/27	45,716	45,714
3.500%, 11/1/47	814,010	827,029
3.500%, 6/1/48	293,318	297,460
3.000%, 9/1/48	755,623	752,665
3.000%, 11/1/48	932,775	929,124
3.500%, 4/25/49 TBA	245,000	248,292
4.000%, 4/25/49 TBA	200,000	205,688
4.500%, 4/25/49 TBA	600,000	625,125
GNMA
4.500%, 9/20/48	936,810	973,612
4.500%, 4/15/49 TBA	150,000	155,754
5.000%, 4/15/49 TBA	1,350,000	1,410,223

Total Mortgage-Backed Securities		9,758,471

Municipal Bonds (1.2%)
City of San Jose Redevelopment Agency Senior Taxable Tax Allocation Refunding Bonds, Series A-T 2017
3.250%, 8/1/29	100,000	99,971
New York City Housing Development Corporation Capital Fund Grant Program Revenue Bonds, Series 2013B1
5.000%, 7/1/33	95,000	103,626
Port Authority Of New York And New Jersey Consolidated Bonds, One Hundred Ninety-First
4.823%, 6/1/45	285,000	306,469
Puerto Rico Electric Power Authority Power Revenue Bonds, Series 2013A
6.750%, 7/1/36(h)	660,000	480,975
State Of California Various Purpose General Obligation Refunding Bonds
5.000%, 9/1/29	315,000	379,704

Total Municipal Bonds		1,370,745

U.S. Treasury Obligations (10.3%)
U.S. Treasury Bonds
7.875%, 2/15/21	172,000	189,374
3.000%, 11/15/44	600,000	622,219
3.000%, 11/15/45	959,000	995,277
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS	704,983	711,548
0.125%, 7/15/24 TIPS	1,732,383	1,710,119
U.S. Treasury Notes
2.750%, 2/15/24	191,000	195,366
2.750%, 2/15/28	3,400,000	3,496,953
3.125%, 11/15/28	3,700,000	3,925,093

Total U.S. Treasury Obligations		11,845,949

Total Long-Term Debt Securities (96.1%) (Cost $108,660,075)		110,131,934

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Birch Permian Holdings, Inc.(r)*	19,148	215,415
Halcon Resources Corp.*	18,735	25,292
Midstates Petroleum Co., Inc.*	97	948
Riviera Resources, Inc.*	1,643	22,985
Roan Resources, Inc.*	1,643	10,039

		274,679

Total Energy		274,679

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., Class A*	1,334	28,574

Total Materials		28,574

Total Common Stocks (0.3%) (Cost $420,224)		303,253

EXCHANGE TRADED FUND (ETF):
Fixed Income (4.2%)
Invesco Senior Loan ETF(x) (Cost $4,950,304)	215,000	4,867,600

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile USA, Inc., CVR, expiring 3/1/25(r)* (Cost $—)	345,335	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Halcon Resources Corp., expiring 9/9/20*	1,564	16

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Warrants	Value (Note 1)
Midstates Petroleum Co., Inc., expiring 4/21/20(r)*	950	$—

Total Energy		16

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., expiring 7/25/23*	140	595

Total Materials		595

Total Warrants (0.0%) (Cost $1,114)		611

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	562,295	562,463

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,463,894, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,492,854.(xx)	1,463,583	1,463,583
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $500,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $510,000.(xx)	500,000	500,000

Total Repurchase Agreements		2,963,583

Total Short-Term Investments (3.1%) (Cost $3,525,964)		3,526,046

Total Investments in Securities (103.7%) (Cost $117,557,681)		118,829,444
Other Assets Less Liabilities (-3.7%)		(4,275,740)

Net Assets (100%)		$114,553,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $32,418,483 or 28.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2019, the market value of these securities amounted to $0 or 0.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2019. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $493,218 or 0.4% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)	At March 31, 2019, the Portfolio had loaned securities with a total value of $2,908,961. This was collateralized by cash of $2,963,583 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2019.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CNH — Chinese Yuan

CVR — Contingent Value Rights

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — India Rupee

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NOK — Norwegian Krone

PIK — Payment-in Kind Security

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.3%
Australia	0.5
Brazil	0.3
Canada	0.7
Cayman Islands	8.5
China	0.8
Colombia	0.2
France	0.5
Germany	0.5
Hungary	0.3
India	0.3
Indonesia	0.4
Ireland	0.2
Israel	0.3
Luxembourg	0.4
Malaysia	0.3
Mexico	1.0
Netherlands	0.1
Puerto Rico	0.4
Russia	0.2
Serbia	0.5
South Africa	0.0 #
Switzerland	0.1
Ukraine	0.1
United Arab Emirates	0.3
United Kingdom	1.2
United States	84.8
Vietnam	0.2
Zambia	0.3
Cash and Other	(3.7)

100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	4	6/2019	USD	531,125	12,057

					12,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NOK	2,800,000	USD	325,169	JPMorgan Chase Bank	5/20/2019	89
IDR	8,100,000,000	USD	561,720	JPMorgan Chase Bank**	6/21/2019	1,271
INR	36,600,000	USD	504,341	JPMorgan Chase Bank**	6/21/2019	18,524
USD	347,397	KRW	387,000,000	JPMorgan Chase Bank**	6/21/2019	5,605
USD	859,842	AUD	1,200,000	JPMorgan Chase Bank	7/26/2019	5,918
USD	642,669	CAD	850,000	JPMorgan Chase Bank	7/26/2019	4,826
SEK	3,000,000	USD	322,523	JPMorgan Chase Bank	9/18/2019	4,254
USD	513,923	EUR	450,000	JPMorgan Chase Bank	9/18/2019	1,875

Total unrealized appreciation						42,362

BRL	1,400,000	USD	371,353	JPMorgan Chase Bank**	4/11/2019	(14,020)
USD	438,703	CNH	3,050,000	JPMorgan Chase Bank**	4/11/2019	(14,965)
MXN	9,000,000	USD	463,810	JPMorgan Chase Bank	6/21/2019	(6,112)
USD	279,421	INR	19,600,000	JPMorgan Chase Bank**	6/21/2019	(152)

Total unrealized depreciation						(35,249)

Net unrealized appreciation						7,113

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$12,455,300	$—		$12,455,300
Collateralized Mortgage Obligations	—	11,069,687	—		11,069,687
Commercial Mortgage-Backed Securities	—	2,585,037	—		2,585,037
Common Stocks
Energy	59,264	—	215,415		274,679
Materials	28,574	—	—		28,574
Corporate Bonds
Communication Services	—	6,276,666	—		6,276,666
Consumer Discretionary	—	3,303,076	—		3,303,076
Consumer Staples	—	2,172,750	—		2,172,750
Energy	—	4,269,816	—		4,269,816
Financials	—	6,070,839	—		6,070,839
Health Care	—	3,969,385	—		3,969,385
Industrials	—	4,744,628	—		4,744,628
Information Technology	—	898,924	—		898,924
Materials	—	5,648,526	—		5,648,526
Real Estate	—	1,208,997	—		1,208,997
Utilities	—	3,103,942	—		3,103,942
Exchange Traded Fund	4,867,600	—	—		4,867,600
Foreign Government Securities	—	4,215,886	—		4,215,886
Forward Currency Contracts	—	42,362	—		42,362
Futures	12,057	—	—		12,057
Loan Participations
Communication Services	—	2,168,470	—		2,168,470
Consumer Discretionary	—	2,982,727	—		2,982,727
Consumer Staples	—	1,103,280	—		1,103,280
Energy	—	365,260	—		365,260
Health Care	—	3,404,373	—		3,404,373
Industrials	—	2,582,985	—		2,582,985
Information Technology	—	2,556,215	—		2,556,215
Mortgage-Backed Securities	—	9,758,471	—		9,758,471
Municipal Bonds	—	1,370,745	—		1,370,745
Right
Communication Services	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	562,463	—	—		562,463
Repurchase Agreements	—	2,963,583	—		2,963,583
U.S. Treasury Obligations	—	11,845,949	—		11,845,949
Warrants
Energy	16	—	—	(a)	16
Materials	595	—	—		595

Total Assets	$5,530,569	$113,137,879	$215,415		$118,883,863

Liabilities:
Forward Currency Contracts	—	(35,249)	—		(35,249)

Total Liabilities	$—	$(35,249)	$—		$(35,249)

Total	$5,530,569	$113,102,630	$215,415		$118,848,614

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,279,635
Aggregate gross unrealized depreciation	(1,028,118)

Net unrealized appreciation	$1,251,517

Federal income tax cost of investments in securities and derivative instruments, if applicable	$117,597,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (4.3%)
Australia & New Zealand Banking Group Ltd.
2.300%, 6/1/21		$250,000	$247,243
Australia Government Bond
4.750%, 4/21/27(m)	AUD	5,500,000	4,806,475
2.750%, 11/21/27(m)		3,800,000	2,920,413
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22		$94,000	95,051
National Australia Bank Ltd.
2.500%, 7/12/26		250,000	235,830
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	1,950,000	1,612,738
Queensland Treasury Corp.
4.750%, 7/21/25(m)		2,000,000	1,655,439
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25		$150,000	157,166
Westpac Banking Corp.
2.700%, 8/19/26		150,000	143,592

Total Australia			11,873,947

Belgium (0.2%)
Anheuser-Busch Cos. LLC
3.650%, 2/1/26§		125,000	125,392
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23		150,000	151,615
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		200,000	212,912

Total Belgium			489,919

Brazil (1.1%)
Embraer Netherlands Finance BV
5.400%, 2/1/27		100,000	107,750
Federative Republic of Brazil
10.000%, 1/1/21	BRL	10,775,000	2,871,516
Vale Overseas Ltd.
4.375%, 1/11/22		$13,000	13,234

Total Brazil			2,992,500

Canada (4.6%)
Alimentation Couche-Tard, Inc.
3.550%, 7/26/27(m)		600,000	584,974
Bank of Montreal
2.350%, 9/11/22		250,000	246,612
Bank of Nova Scotia (The)
4.500%, 12/16/25		100,000	103,896
Canada Housing Trust No. 1
2.650%, 12/15/28§	CAD	3,000,000	2,350,398
Canadian Government Bond
2.000%, 6/1/28		7,600,000	5,864,079
Cenovus Energy, Inc.
4.250%, 4/15/27(x)		$100,000	98,414
Enbridge, Inc.
3.500%, 6/10/24		50,000	50,345
3.700%, 7/15/27		100,000	99,978
Export Development Canada
2.625%, 2/21/24		150,000	151,483
Goldcorp, Inc.
3.625%, 6/9/21		100,000	100,881
Husky Energy, Inc.
4.000%, 4/15/24		50,000	51,064
Hydro-Quebec
8.400%, 1/15/22		75,000	86,408
Nutrien Ltd.
3.150%, 10/1/22		19,000	18,922
Province of Manitoba
2.125%, 5/4/22		100,000	98,395
Province of Ontario
2.250%, 5/18/22		250,000	248,113
Province of Quebec
2.375%, 1/31/22		250,000	249,507
2.625%, 2/13/23		94,000	94,383
2.875%, 10/16/24		2,000,000	1,999,801
Royal Bank of Canada
2.500%, 1/19/21		100,000	99,822
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	114,647
4.875%, 1/15/26		80,000	86,429

Total Canada			12,798,551

Chile (0.1%)
Republic of Chile
3.240%, 2/6/28		200,000	203,700

China (0.4%)
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25		200,000	201,955
Tencent Holdings Ltd.
3.595%, 1/19/28(m)		900,000	886,640

Total China			1,088,595

Colombia (1.1%)
Ecopetrol SA
4.125%, 1/16/25		100,000	101,250
Republic of Colombia
4.000%, 2/26/24		200,000	205,600
6.000%, 4/28/28	COP	4,500,000,000	1,366,883
7.750%, 9/18/30		4,300,000,000	1,460,557

Total Colombia			3,134,290

Denmark (0.1%)
LSF10 Wolverine Investments SCA
5.000%, 3/15/24(m)	EUR	100,000	112,887

France (0.9%)
BNP Paribas SA
5.000%, 1/15/21		$131,000	136,219
Danone SA
2.947%, 11/2/26(m)		780,000	746,100
Electricite de France SA
4.500%, 9/21/28(m)		500,000	516,234
France Government Bond OAT
2.000%, 5/25/48(m)	EUR	625,000	821,042
Sanofi
4.000%, 3/29/21		$94,000	96,545
Total Capital International SA
2.700%, 1/25/23		113,000	113,158
Total Capital SA
4.450%, 6/24/20		75,000	76,700

Total France			2,505,998

Germany (2.4%)
Deutsche Bank AG
3.375%, 5/12/21		100,000	99,729
4.100%, 1/13/26(x)		150,000	144,633
Kreditanstalt fuer Wiederaufbau
2.750%, 9/8/20		564,000	565,670
2.000%, 10/4/22		188,000	185,183
2.375%, 12/29/22		500,000	498,717
2.000%, 5/2/25		250,000	242,730
2.875%, 4/3/28		3,650,000	3,725,992
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		250,000	248,434
Siemens Financieringsmaatschappij NV
2.350%, 10/15/26§		800,000	753,262

Total Germany			6,464,350

Hungary (1.2%)
Republic of Hungary
6.375%, 3/29/21		250,000	266,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
3.000%, 10/27/27	HUF	860,500,000	$3,126,297

Total Hungary			3,392,317

Indonesia (1.1%)
Republic of Indonesia
8.250%, 5/15/29	IDR	18,645,000,000	1,365,583
7.500%, 8/15/32		24,475,000,000	1,641,406

Total Indonesia			3,006,989

Ireland (0.2%)
AerCap Ireland Capital DAC
3.950%, 2/1/22		$200,000	202,869
Ardagh Packaging Finance plc
4.625%, 5/15/23(m)		275,000	277,007

Total Ireland			479,876

Italy (1.9%)
Republic of Italy
1.450%, 11/15/24(m)	EUR	3,450,000	3,799,641
2.200%, 6/1/27		1,375,000	1,538,165

Total Italy			5,337,806

Japan (0.6%)
Japan Bank for International Cooperation
3.375%, 10/31/23		$200,000	206,303
2.500%, 5/28/25		250,000	246,731
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	200,025
3.677%, 2/22/27		200,000	204,641
Mizuho Financial Group, Inc.
3.170%, 9/11/27		200,000	197,107
Nomura Holdings, Inc.
6.700%, 3/4/20		94,000	97,233
Sumitomo Mitsui Financial Group, Inc.
2.784%, 7/12/22		250,000	248,446
3.784%, 3/9/26		100,000	102,458
3.010%, 10/19/26		150,000	146,333

Total Japan			1,649,277

Malaysia (1.9%)
Malaysia Government Bond
3.733%, 6/15/28	MYR	21,500,000	5,239,306

Mexico (2.3%)
Petroleos Mexicanos
6.375%, 2/4/21		$150,000	154,800
3.500%, 1/30/23		94,000	89,779
4.875%, 1/18/24(x)		100,000	98,699
4.500%, 1/23/26(x)		200,000	184,960
Sigma Alimentos SA de CV
2.625%, 2/7/24(m)	EUR	200,000	233,615
United Mexican States
4.000%, 10/2/23		$150,000	154,313
4.125%, 1/21/26		200,000	203,600
8.500%, 5/31/29	MXN	96,500,000	5,097,062

Total Mexico			6,216,828

Netherlands (0.4%)
Cooperatieve Rabobank UA
4.625%, 12/1/23		$250,000	260,785
ING Groep NV
4.100%, 10/2/23		200,000	205,030
Shell International Finance BV
3.400%, 8/12/23		50,000	51,455
3.250%, 5/11/25		95,000	96,745
Sigma Holdco BV
5.750%, 5/15/26(m)	EUR	175,000	183,899
UPCB Finance IV Ltd.
5.375%, 1/15/25(m)		$300,000	303,750

Total Netherlands			1,101,664

New Zealand (1.9%)
New Zealand Government Bond
4.500%, 4/15/27(m)	NZD	4,950,000	4,071,420
3.000%, 4/20/29		825,000	622,184
2.750%, 4/15/37(m)		740,000	542,649

Total New Zealand			5,236,253

Norway (0.0%)
Equinor ASA
3.700%, 3/1/24		$100,000	104,093

Panama (0.1%)
Republic of Panama
3.750%, 3/16/25		200,000	206,000

Peru (0.8%)
Republic of Peru
6.350%, 8/12/28(m)	PEN	6,825,000	2,222,872

Philippines (0.0%)
Republic of Philippines
10.625%, 3/16/25		$100,000	142,311

Poland (1.9%)
Republic of Poland
5.000%, 3/23/22		38,000	40,306
4.000%, 1/22/24		100,000	104,360
2.500%, 7/25/27	PLN	19,550,000	5,028,088

Total Poland			5,172,754

Romania (1.1%)
Romania Government Bond
5.750%, 4/29/20	RON	3,800,000	915,739
3.250%, 4/29/24		4,625,000	1,041,037
5.000%, 2/12/29		4,550,000	1,080,847

Total Romania			3,037,623

Singapore (1.8%)
Republic of Singapore
2.625%, 5/1/28	SGD	2,150,000	1,654,798
2.750%, 3/1/46		4,500,000	3,426,010

Total Singapore			5,080,808

South Africa (1.0%)
Republic of South Africa
7.750%, 2/28/23	ZAR	8,775,000	608,280
10.500%, 12/21/26		17,000,000	1,302,502
8.750%, 2/28/48		14,000,000	879,642
Sappi Papier Holding GmbH
3.125%, 4/15/26§	EUR	100,000	112,747

Total South Africa			2,903,171

South Korea (1.0%)
Republic of Korea
2.000%, 3/10/20	KRW	1,485,000,000	1,310,113
2.375%, 3/10/23		1,470,000,000	1,325,137

Total South Korea			2,635,250

Spain (0.3%)
Banco Santander SA
3.500%, 4/11/22		$200,000	201,873
Telefonica Emisiones SA
5.462%, 2/16/21		94,000	98,255
4.103%, 3/8/27		500,000	507,369

Total Spain			807,497

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Supranational (5.1%)
African Development Bank
3.000%, 9/20/23		$100,000	$102,063
Asian Development Bank
6.450%, 8/8/21	INR	31,950,000	456,693
1.750%, 9/13/22		$150,000	147,010
2.625%, 1/30/24		350,000	353,992
2.125%, 3/19/25		100,000	98,354
6.200%, 10/6/26	INR	25,000,000	342,066
European Bank for Reconstruction & Development
6.000%, 5/4/20		35,000,000	496,341
2.125%, 3/7/22		$150,000	149,037
European Investment Bank
1.750%, 5/15/20		500,000	495,954
1.375%, 6/15/20		250,000	246,758
1.625%, 6/15/21		100,000	98,367
3.125%, 12/14/23		50,000	51,697
1.875%, 2/10/25		200,000	194,308
2.125%, 4/13/26		150,000	145,852
2.375%, 5/24/27(x)		1,800,000	1,771,432
Inter-American Development Bank
2.500%, 1/18/23		250,000	251,348
2.125%, 1/15/25		250,000	245,287
3.125%, 9/18/28		2,100,000	2,210,467
International Bank for Reconstruction & Development
1.875%, 4/21/20		250,000	248,373
5.625%, 4/11/21	INR	50,000,000	698,737
2.250%, 6/24/21		$200,000	199,480
2.000%, 1/26/22(x)		250,000	247,655
2.125%, 2/13/23		131,000	129,528
2.500%, 7/29/25		250,000	251,003
1.875%, 10/27/26		3,300,000	3,183,249
International Finance Corp.
6.300%, 11/25/24	INR	79,700,000	1,106,538

Total Supranational			13,921,589

Sweden (0.1%)
Svensk Exportkredit AB
2.875%, 5/22/21		$200,000	201,674

Switzerland (0.4%)
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	94,645
Credit Suisse AG
4.375%, 8/5/20		250,000	255,109
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		450,000	457,023
Novartis Capital Corp.
3.000%, 11/20/25		150,000	151,339
Selecta Group BV
5.875%, 2/1/24(m)	EUR	150,000	171,311

Total Switzerland			1,129,427

Turkey (0.3%)
Republic of Turkey
13.000%, 11/13/19	TRY	4,150,000	698,924

United Kingdom (4.0%)
AstraZeneca plc
3.375%, 11/16/25		$100,000	100,321
Barclays Bank plc
5.140%, 10/14/20		131,000	134,697
Barclays plc
3.200%, 8/10/21		200,000	199,897
BAT Capital Corp.
3.557%, 8/15/27		150,000	141,775
BP Capital Markets plc
3.062%, 3/17/22		130,000	131,397
CPUK Finance Ltd.
4.250%, 8/28/22(m)	GBP	100,000	129,778
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23		$94,000	94,088
HSBC Holdings plc
5.100%, 4/5/21		150,000	156,272
4.000%, 3/30/22		100,000	102,922
3.600%, 5/25/23		200,000	203,040
4.375%, 11/23/26		200,000	203,928
Jaguar Land Rover Automotive plc
3.500%, 3/15/20(m)		200,000	198,500
Lloyds Banking Group plc
3.900%, 3/12/24		200,000	202,646
4.500%, 11/4/24		200,000	201,979
Ocado Group plc
4.000%, 6/15/24(m)	GBP	100,000	132,015
RAC Bond Co. plc
5.000%, 11/6/22(m)		200,000	236,556
Reynolds American, Inc.
6.875%, 5/1/20		$38,000	39,519
4.850%, 9/15/23		150,000	158,089
Royal Bank of Scotland Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25(k)		200,000	202,126
4.800%, 4/5/26		200,000	206,801
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)		200,000	205,883
Santander UK plc
2.375%, 3/16/20		700,000	697,445
Sky Ltd.
3.750%, 9/16/24(m)		700,000	726,143
Tesco plc
6.125%, 2/24/22	GBP	150,000	216,745
U.K. Treasury Inflation Linked Bonds
1.250%, 7/22/27(m)		1,225,000	1,639,457
1.500%, 7/22/47(m)		2,600,000	3,342,517
Unilever Capital Corp.
2.000%, 7/28/26		$100,000	93,487
3.500%, 3/22/28		100,000	102,536
Vodafone Group plc
2.950%, 2/19/23		94,000	92,971
4.375%, 5/30/28		725,000	737,277
WPP Finance 2010
3.750%, 9/19/24		50,000	49,089

Total United Kingdom			11,079,896

United States (53.1%)
3M Co.
3.000%, 8/7/25		100,000	101,769
Abbott Laboratories
2.550%, 3/15/22		90,000	89,550
3.400%, 11/30/23		70,000	71,606
AbbVie, Inc.
2.900%, 11/6/22		131,000	130,551
3.600%, 5/14/25		150,000	150,203
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	57,970
Air Lease Corp.
4.250%, 2/1/24		200,000	204,629
Aircastle Ltd.
5.000%, 4/1/23		50,000	51,561
Allergan Finance LLC
3.250%, 10/1/22		75,000	74,964

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Allergan Funding SCS
3.800%, 3/15/25	$150,000	$152,051
Allstate Corp. (The)
3.150%, 6/15/23	94,000	94,937
Altria Group, Inc.
2.950%, 5/2/23	94,000	93,294
4.000%, 1/31/24	100,000	102,559
4.800%, 2/14/29	50,000	51,582
Amazon.com, Inc.
3.300%, 12/5/21	100,000	102,209
3.150%, 8/22/27	100,000	100,467
American Express Co.
2.650%, 12/2/22	203,000	201,629
American Honda Finance Corp.
2.900%, 2/16/24	150,000	150,266
American International Group, Inc.
4.875%, 6/1/22	150,000	158,318
4.200%, 4/1/28	100,000	101,234
American Tower Corp. (REIT)
5.050%, 9/1/20	113,000	116,391
5.000%, 2/15/24	100,000	107,813
Ameriprise Financial, Inc.
4.000%, 10/15/23	100,000	104,436
Amgen, Inc.
3.450%, 10/1/20	188,000	190,056
2.700%, 5/1/22	75,000	74,729
3.625%, 5/15/22	56,000	57,379
Anadarko Petroleum Corp.
5.550%, 3/15/26	100,000	108,860
Anthem, Inc.
3.350%, 12/1/24	200,000	201,413
Aon Corp.
5.000%, 9/30/20	113,000	116,399
Aon plc
3.875%, 12/15/25	100,000	102,917
Apple, Inc.
2.850%, 5/6/21	250,000	251,926
2.150%, 2/9/22	100,000	98,969
2.850%, 2/23/23	75,000	75,697
3.200%, 5/13/25	75,000	76,275
2.450%, 8/4/26	100,000	96,473
3.350%, 2/9/27	100,000	102,157
2.900%, 9/12/27	150,000	148,025
Applied Materials, Inc.
4.300%, 6/15/21	75,000	77,606
Aptiv Corp.
4.150%, 3/15/24	100,000	102,781
Arizona Public Service Co.
3.150%, 5/15/25	100,000	100,249
AT&T, Inc.
4.600%, 2/15/21	88,000	90,595
3.875%, 8/15/21	113,000	115,687
3.000%, 6/30/22	50,000	50,077
2.625%, 12/1/22	94,000	92,717
3.950%, 1/15/25	100,000	102,035
3.400%, 5/15/25	150,000	148,866
4.350%, 3/1/29	50,000	50,951
AutoZone, Inc.
4.000%, 11/15/20	94,000	95,292
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20	100,000	101,410
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	60,000	58,342
Bank of America Corp.
2.250%, 4/21/20	100,000	99,449
2.625%, 10/19/20	150,000	149,618
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)	583,000	580,838
4.125%, 1/22/24	100,000	104,573
4.200%, 8/26/24	100,000	103,318
4.000%, 1/22/25	100,000	101,774
4.450%, 3/3/26	100,000	103,549
3.500%, 4/19/26	100,000	100,637
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	100,000	101,437
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	100,000	97,903
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	120,000	120,006
4.150%, 2/1/21	113,000	116,091
3.000%, 2/24/25	65,000	64,895
3.850%, 4/28/28	150,000	159,549
BB&T Corp.
2.750%, 4/1/22	250,000	249,669
Becton Dickinson and Co.
3.363%, 6/6/24	150,000	150,261
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	94,000	95,510
Berkshire Hathaway, Inc.
2.750%, 3/15/23	65,000	65,401
3.125%, 3/15/26	100,000	100,628
Biogen, Inc.
4.050%, 9/15/25	100,000	102,433
Boston Properties LP (REIT)
5.625%, 11/15/20	100,000	103,797
3.650%, 2/1/26	100,000	100,056
Boston Scientific Corp.
3.850%, 5/15/25	50,000	51,372
BP Capital Markets America, Inc.
4.500%, 10/1/20	38,000	39,021
3.245%, 5/6/22	75,000	76,198
3.224%, 4/14/24	675,000	682,215
4.234%, 11/6/28	100,000	106,903
Bristol-Myers Squibb Co.
2.000%, 8/1/22	94,000	92,085
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	100,000	98,353
Broadcom Corp.
3.875%, 1/15/27	200,000	191,106
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	30,000	29,089
Burlington Northern Santa Fe LLC
3.050%, 3/15/22	94,000	95,160
3.750%, 4/1/24	25,000	26,191
Capital One Bank USA NA
3.375%, 2/15/23	300,000	299,888
Capital One Financial Corp.
3.800%, 1/31/28	100,000	98,733
Cardinal Health, Inc.
3.410%, 6/15/27(x)	150,000	141,559
Caterpillar, Inc.
2.600%, 6/26/22	56,000	55,856
CBS Corp.
2.900%, 1/15/27	100,000	93,049
Celgene Corp.
3.950%, 10/15/20	19,000	19,324
3.875%, 8/15/25	150,000	153,183
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	65,000	66,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Charles Schwab Corp. (The)
3.200%, 1/25/28	$100,000	$99,782
Charter Communications Operating LLC
4.908%, 7/23/25	170,000	179,418
Chevron Corp.
3.191%, 6/24/23	75,000	76,836
2.954%, 5/16/26	150,000	150,312
Chubb INA Holdings, Inc.
3.350%, 5/15/24	100,000	102,080
Cigna Corp.
4.125%, 11/15/25§	150,000	155,177
Cigna Holding Co.
4.500%, 3/15/21	94,000	96,409
Cisco Systems, Inc.
2.200%, 2/28/21	50,000	49,595
Citigroup, Inc.
2.650%, 10/26/20	250,000	249,611
4.500%, 1/14/22	100,000	104,195
(ICE LIBOR USD 3 Month + 0.95%), 2.876%, 7/24/23(k)	250,000	248,782
3.875%, 10/25/23	100,000	103,452
3.750%, 6/16/24	150,000	154,114
3.300%, 4/27/25	65,000	64,654
4.400%, 6/10/25	100,000	103,261
3.200%, 10/21/26	100,000	97,569
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)	100,000	101,399
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	100,000	101,668
Clorox Co. (The)
3.500%, 12/15/24	100,000	103,599
CNA Financial Corp.
5.875%, 8/15/20	56,000	58,218
Coca-Cola Co. (The)
3.150%, 11/15/20	169,000	170,652
3.200%, 11/1/23	100,000	102,838
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	46,638
Comcast Corp.
3.375%, 8/15/25	100,000	101,343
3.300%, 2/1/27	100,000	99,663
4.150%, 10/15/28	50,000	52,571
Commonwealth Edison Co.
3.400%, 9/1/21	150,000	152,194
2.550%, 6/15/26	100,000	96,451
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	80,000	82,159
Conagra Brands, Inc.
3.200%, 1/25/23	54,000	53,998
4.850%, 11/1/28	50,000	52,520
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	94,000	93,475
Constellation Brands, Inc.
4.750%, 12/1/25	100,000	106,620
Corning, Inc.
4.250%, 8/15/20	56,000	57,195
Costco Wholesale Corp.
2.250%, 2/15/22	55,000	54,641
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	100,000	103,832
CSX Corp.
3.350%, 11/1/25	100,000	100,407
CVS Health Corp.
3.875%, 7/20/25	133,000	134,495
2.875%, 6/1/26	150,000	141,703
4.300%, 3/25/28	200,000	202,914
Deere & Co.
2.600%, 6/8/22	38,000	38,100
Dell International LLC
5.450%, 6/15/23§	100,000	106,622
6.020%, 6/15/26§	150,000	161,474
Devon Energy Corp.
4.000%, 7/15/21	113,000	115,034
Discover Financial Services
3.950%, 11/6/24	100,000	101,733
Discovery Communications LLC
4.375%, 6/15/21	38,000	39,048
3.800%, 3/13/24	100,000	101,021
3.900%, 11/15/24§	100,000	100,999
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	50,000	50,478
Dow Chemical Co. (The)
4.250%, 11/15/20	59,000	60,233
4.800%, 11/30/28§	100,000	107,139
DowDuPont, Inc.
4.725%, 11/15/28	100,000	107,678
Duke Energy Corp.
3.950%, 10/15/23	100,000	104,012
Duke Energy Indiana LLC
3.750%, 7/15/20	38,000	38,521
Eastman Chemical Co.
3.600%, 8/15/22	75,000	76,187
Eaton Corp.
2.750%, 11/2/22	94,000	93,742
eBay, Inc.
3.250%, 10/15/20	38,000	38,186
3.600%, 6/5/27	100,000	97,229
Ecolab, Inc.
4.350%, 12/8/21	77,000	80,184
Emerson Electric Co.
2.625%, 2/15/23	94,000	93,223
Energy Transfer Operating LP
4.650%, 6/1/21	150,000	154,986
4.050%, 3/15/25	100,000	101,474
Entergy Corp.
5.125%, 9/15/20	113,000	115,596
2.950%, 9/1/26	150,000	144,508
Enterprise Products Operating LLC
3.350%, 3/15/23	94,000	95,251
3.900%, 2/15/24	50,000	51,584
4.150%, 10/16/28	25,000	26,210
EOG Resources, Inc.
4.100%, 2/1/21	75,000	76,768
EQT Corp.
4.875%, 11/15/21	94,000	97,338
Essex Portfolio LP (REIT)
3.875%, 5/1/24	100,000	102,317
Evergy, Inc.
4.850%, 6/1/21	38,000	39,140
Expedia Group, Inc.
5.950%, 8/15/20	56,000	58,039
3.800%, 2/15/28	100,000	96,260
Express Scripts Holding Co.
3.900%, 2/15/22	94,000	96,457
3.400%, 3/1/27	100,000	97,150
Exxon Mobil Corp.
2.397%, 3/6/22	100,000	99,960
3.176%, 3/15/24	100,000	103,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
FedEx Corp.
2.625%, 8/1/22	$19,000	$18,775
FFCB
2.850%, 9/20/21	475,000	481,748
FHLB
2.750%, 12/13/24	200,000	203,823
3.125%, 6/13/25	270,000	280,088
3.250%, 11/16/28	35,000	36,792
FHLMC
2.375%, 1/13/22	1,329,000	1,332,155
Fidelity National Information Services, Inc.
3.500%, 4/15/23	75,000	75,992
5.000%, 10/15/25	100,000	107,807
Fifth Third Bancorp
2.875%, 7/27/20	150,000	150,239
FirstEnergy Corp.
3.900%, 7/15/27	150,000	152,386
Fiserv, Inc.
4.750%, 6/15/21	56,000	58,115
Florida Power & Light Co.
3.250%, 6/1/24	100,000	102,445
Flowserve Corp.
4.000%, 11/15/23	50,000	50,135
FNMA
2.625%, 1/11/22	285,000	287,970
2.625%, 9/6/24(x)	250,000	253,721
Ford Motor Credit Co. LLC
3.200%, 1/15/21	200,000	197,050
4.389%, 1/8/26	200,000	185,014
Fox Corp.
4.709%, 1/25/29§	50,000	53,449
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	217,000	214,121
General Dynamics Corp.
3.875%, 7/15/21	38,000	39,052
2.250%, 11/15/22	56,000	55,282
General Electric Co.
5.300%, 2/11/21	76,000	78,593
2.700%, 10/9/22	75,000	73,500
3.100%, 1/9/23	75,000	74,362
General Mills, Inc.
4.200%, 4/17/28	75,000	77,821
General Motors Financial Co., Inc.
4.000%, 1/15/25	100,000	98,280
4.300%, 7/13/25	100,000	99,142
5.250%, 3/1/26	50,000	51,414
3.850%, 1/5/28	100,000	91,951
Georgia Power Co.
3.250%, 4/1/26	100,000	97,913
Gilead Sciences, Inc.
4.400%, 12/1/21	113,000	117,656
3.250%, 9/1/22	30,000	30,560
3.650%, 3/1/26	100,000	101,449
Goldman Sachs Group, Inc. (The)
6.000%, 6/15/20	188,000	194,901
2.750%, 9/15/20	30,000	29,967
3.625%, 1/22/23	56,000	56,864
3.850%, 7/8/24	150,000	152,907
4.250%, 10/21/25	75,000	76,373
3.750%, 2/25/26	30,000	30,121
3.500%, 11/16/26	150,000	147,171
3.850%, 1/26/27	150,000	150,650
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	100,000	99,234
Halliburton Co.
3.800%, 11/15/25	150,000	153,133
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20	56,000	57,404
HCA, Inc.
5.250%, 6/15/26	100,000	107,260
HCP, Inc. (REIT)
3.400%, 2/1/25	100,000	99,185
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)	200,000	212,893
Home Depot, Inc. (The)
2.625%, 6/1/22	75,000	75,326
2.125%, 9/15/26	25,000	23,625
Hospitality Properties Trust (REIT)
4.500%, 3/15/25	100,000	100,805
HP, Inc.
4.050%, 9/15/22(x)	100,000	103,078
Humana, Inc.
3.950%, 3/15/27	100,000	101,280
Illinois Tool Works, Inc.
3.500%, 3/1/24	100,000	103,325
Intel Corp.
3.300%, 10/1/21	94,000	95,800
2.700%, 12/15/22	75,000	75,342
3.150%, 5/11/27(x)	100,000	100,994
Intercontinental Exchange, Inc.
2.750%, 12/1/20	125,000	125,163
International Business Machines Corp.
3.625%, 2/12/24	150,000	154,474
International Game Technology plc
6.250%, 2/15/22(m)	250,000	260,325
International Paper Co.
4.750%, 2/15/22	22,000	23,052
3.650%, 6/15/24	100,000	102,665
Jefferies Financial Group, Inc.
5.500%, 10/18/23	50,000	52,380
Jefferies Group LLC
4.850%, 1/15/27	100,000	100,266
JM Smucker Co. (The)
3.000%, 3/15/22	135,000	135,472
John Deere Capital Corp.
3.050%, 1/6/28	100,000	99,256
Johnson & Johnson
2.450%, 12/5/21(x)	100,000	100,095
2.050%, 3/1/23	25,000	24,551
3.375%, 12/5/23	50,000	51,952
JPMorgan Chase & Co.
4.250%, 10/15/20	376,000	384,334
2.972%, 1/15/23	250,000	250,185
3.200%, 1/25/23	131,000	132,214
3.625%, 5/13/24	100,000	102,897
3.875%, 9/10/24	150,000	154,089
3.125%, 1/23/25	100,000	100,303
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	100,000	99,865
3.300%, 4/1/26	100,000	99,967
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)	100,000	101,848
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	150,000	149,080
Juniper Networks, Inc.
4.600%, 3/15/21	38,000	39,051
Kellogg Co.
4.000%, 12/15/20	94,000	95,889
Keurig Dr Pepper, Inc.
4.597%, 5/25/28§	100,000	104,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
KeyCorp
2.900%, 9/15/20	$75,000	$75,175
5.100%, 3/24/21	75,000	78,257
Kinder Morgan Energy Partners LP
6.500%, 4/1/20	75,000	77,583
Kinder Morgan, Inc.
4.300%, 3/1/28	100,000	103,277
KLA-Tencor Corp.
4.125%, 11/1/21	90,000	92,647
Kraft Heinz Foods Co.
3.500%, 7/15/22	100,000	101,015
4.625%, 1/30/29	100,000	102,621
L3 Technologies, Inc.
4.950%, 2/15/21	56,000	57,841
Laboratory Corp. of America Holdings
3.200%, 2/1/22	50,000	50,327
Lam Research Corp.
3.800%, 3/15/25	30,000	30,733
LG&E & KU Energy LLC
3.750%, 11/15/20	75,000	75,942
Liberty Property LP (REIT)
4.125%, 6/15/22	56,000	57,662
Life Technologies Corp.
5.000%, 1/15/21	75,000	77,273
Lincoln National Corp.
4.850%, 6/24/21	56,000	58,297
Lockheed Martin Corp.
3.550%, 1/15/26	100,000	103,188
Lowe’s Cos., Inc.
3.375%, 9/15/25	100,000	100,492
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	213,602
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24	100,000	96,106
Marathon Oil Corp.
2.800%, 11/1/22	75,000	74,130
Marathon Petroleum Corp.
5.125%, 3/1/21	94,000	97,838
5.125%, 12/15/26§	100,000	107,836
Marriott International, Inc.
3.125%, 10/15/21	100,000	100,367
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24	100,000	101,996
McDonald’s Corp.
3.250%, 6/10/24	150,000	153,076
Medco Health Solutions, Inc.
4.125%, 9/15/20	75,000	76,326
Medtronic, Inc.
3.150%, 3/15/22	55,000	55,830
3.500%, 3/15/25	100,000	103,022
Merck & Co., Inc.
2.350%, 2/10/22	30,000	29,958
2.750%, 2/10/25	150,000	150,140
MetLife, Inc.
4.368%, 9/15/23(e)	150,000	160,791
Microsoft Corp.
3.000%, 10/1/20	56,000	56,417
2.375%, 2/12/22	60,000	59,856
2.650%, 11/3/22	75,000	75,448
2.125%, 11/15/22	100,000	98,743
2.000%, 8/8/23	90,000	87,986
3.300%, 2/6/27	250,000	256,288
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	94,568
Moody’s Corp.
4.500%, 9/1/22	19,000	19,949
Morgan Stanley
2.800%, 6/16/20	95,000	95,034
5.750%, 1/25/21	188,000	197,453
2.500%, 4/21/21	100,000	99,284
3.750%, 2/25/23	56,000	57,380
4.100%, 5/22/23	100,000	102,738
4.000%, 7/23/25	100,000	102,647
3.125%, 7/27/26	100,000	97,392
3.625%, 1/20/27	100,000	100,120
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	99,051
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	100,000	100,341
Mosaic Co. (The)
4.250%, 11/15/23	100,000	103,528
Motorola Solutions, Inc.
3.750%, 5/15/22	56,000	56,854
MPLX LP
4.500%, 7/15/23	50,000	52,531
4.875%, 6/1/25	50,000	53,310
MUFG Americas Holdings Corp.
3.000%, 2/10/25	120,000	117,707
Mylan NV
3.950%, 6/15/26	100,000	95,433
National Fuel Gas Co.
3.950%, 9/15/27	100,000	96,034
National Oilwell Varco, Inc.
2.600%, 12/1/22	113,000	110,925
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	100,000	102,214
National Rural Utilities Cooperative Finance Corp.
3.400%, 2/7/28	100,000	100,839
NBCUniversal Media LLC
4.375%, 4/1/21	150,000	154,967
NetApp, Inc.
3.375%, 6/15/21	100,000	100,794
Newell Brands, Inc.
3.850%, 4/1/23	55,000	54,409
4.200%, 4/1/26	100,000	95,161
Newmont Mining Corp.
3.500%, 3/15/22	94,000	95,126
Noble Energy, Inc.
4.150%, 12/15/21	94,000	96,252
Northrop Grumman Corp.
3.500%, 3/15/21	19,000	19,251
3.250%, 1/15/28	100,000	98,358
Occidental Petroleum Corp.
2.700%, 2/15/23	94,000	93,789
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	100,000	102,333
Omnicom Group, Inc.
4.450%, 8/15/20	38,000	38,804
3.625%, 5/1/22	19,000	19,324
Oracle Corp.
2.500%, 5/15/22	100,000	99,590
2.500%, 10/15/22	75,000	74,529
2.400%, 9/15/23	100,000	98,288
2.650%, 7/15/26	100,000	96,686
3.250%, 11/15/27	150,000	150,639
Parker-Hannifin Corp.
3.300%, 11/21/24	100,000	101,387
PepsiCo, Inc.
1.850%, 4/30/20	100,000	99,296
3.000%, 10/15/27	250,000	247,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Pfizer, Inc.
2.200%, 12/15/21	$100,000	$99,289
3.000%, 12/15/26	150,000	150,053
Philip Morris International, Inc.
3.600%, 11/15/23	50,000	51,349
3.125%, 3/2/28	100,000	97,129
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	101,000
PNC Bank NA
2.625%, 2/17/22‡	250,000	250,287
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24‡	150,000	154,138
PPL Capital Funding, Inc.
4.200%, 6/15/22	47,000	48,386
Precision Castparts Corp.
2.500%, 1/15/23	38,000	37,748
Progress Energy, Inc.
4.400%, 1/15/21	94,000	96,156
Progressive Corp. (The)
3.750%, 8/23/21	56,000	57,094
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	100,000	105,750
Puget Energy, Inc.
3.650%, 5/15/25	50,000	49,661
QUALCOMM, Inc.
3.450%, 5/20/25	100,000	100,487
Raytheon Co.
3.125%, 10/15/20	94,000	94,783
Realty Income Corp. (REIT)
3.250%, 10/15/22	56,000	57,004
Reinsurance Group of America, Inc.
4.700%, 9/15/23	50,000	53,396
Republic Services, Inc.
5.250%, 11/15/21	94,000	99,646
Roper Technologies, Inc.
3.125%, 11/15/22	75,000	75,430
Ryder System, Inc.
2.500%, 5/11/20	45,000	44,830
S&P Global, Inc.
3.300%, 8/14/20	35,000	35,300
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	150,000	166,779
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	101,490
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	119,542
4.400%, 7/13/27	100,000	99,628
Seagate HDD Cayman
4.750%, 6/1/23	25,000	25,210
4.750%, 1/1/25	50,000	48,630
Sempra Energy
3.400%, 2/1/28	100,000	96,316
Sherwin-Williams Co. (The)
2.750%, 6/1/22	250,000	248,549
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	225,000	217,396
Simon Property Group LP (REIT)
3.300%, 1/15/26	100,000	100,436
SITE Centers Corp. (REIT)
3.625%, 2/1/25	100,000	97,706
Southern California Edison Co.
3.875%, 6/1/21	19,000	19,176
4.200%, 3/1/29	50,000	50,776
Southern Co. (The)
2.750%, 6/15/20	100,000	100,000
Southwestern Electric Power Co.
4.100%, 9/15/28	25,000	25,957
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	56,419
Starbucks Corp.
3.850%, 10/1/23	50,000	52,042
State of California
5.700%, 11/1/21	100,000	108,342
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	50,000	52,138
State Street Corp.
3.300%, 12/16/24	65,000	66,478
Stryker Corp.
3.500%, 3/15/26	100,000	101,471
Synchrony Financial
3.750%, 8/15/21	50,000	50,675
4.500%, 7/23/25	100,000	100,187
Sysco Corp.
2.600%, 10/1/20	30,000	29,896
3.750%, 10/1/25	100,000	102,466
TD Ameritrade Holding Corp.
2.950%, 4/1/22	100,000	100,641
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	99,164
Textron, Inc.
4.300%, 3/1/24	100,000	103,240
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	160,000	162,566
Toyota Motor Credit Corp.
3.300%, 1/12/22	94,000	95,506
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	50,000	62,455
TWDC Enterprises 18 Corp.
2.300%, 2/12/21	80,000	79,658
3.750%, 6/1/21	19,000	19,486
3.000%, 2/13/26	100,000	100,309
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	78,538
4.350%, 3/1/29	50,000	51,528
U.S. Treasury Bonds
8.125%, 5/15/21	300,000	335,749
7.125%, 2/15/23	788,000	929,329
7.500%, 11/15/24	500,000	636,387
6.000%, 2/15/26	990,000	1,218,930
6.500%, 11/15/26	150,000	193,127
6.375%, 8/15/27	300,000	390,448
6.125%, 11/15/27	250,000	322,318
5.500%, 8/15/28(x)	300,000	377,351
5.250%, 11/15/28	1,050,000	1,303,378
U.S. Treasury Notes
1.375%, 4/30/20	1,000,000	989,086
3.500%, 5/15/20	1,251,000	1,265,983
1.375%, 5/31/20	289,000	285,612
2.500%, 5/31/20	1,250,000	1,251,597
1.625%, 6/30/20	900,000	891,492
2.625%, 7/31/20	500,000	501,596
2.625%, 8/15/20	376,000	377,194
1.375%, 8/31/20	400,000	394,436
2.625%, 8/31/20	800,000	802,728
1.375%, 9/30/20	1,500,000	1,478,227
2.000%, 9/30/20	550,000	547,121
2.750%, 9/30/20	1,500,000	1,508,643
1.375%, 10/31/20	200,000	196,989
1.750%, 10/31/20	1,000,000	990,672
2.625%, 11/15/20	1,274,000	1,279,494
1.625%, 11/30/20	1,300,000	1,284,964

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 11/30/20	$800,000	$795,562
1.750%, 12/31/20	1,700,000	1,683,312
2.375%, 12/31/20	350,000	350,279
1.375%, 1/31/21	450,000	442,427
2.125%, 1/31/21	1,000,000	996,641
2.000%, 2/28/21	1,700,000	1,690,371
2.250%, 3/31/21	3,500,000	3,498,100
3.125%, 5/15/21	946,000	962,148
1.375%, 5/31/21	300,000	294,302
2.000%, 5/31/21	3,000,000	2,982,188
1.125%, 6/30/21	1,000,000	975,633
2.125%, 6/30/21	1,000,000	996,773
2.250%, 7/31/21	1,177,600	1,176,965
2.125%, 8/15/21	688,000	685,630
2.000%, 8/31/21	2,250,000	2,235,779
2.000%, 11/15/21	922,000	916,223
1.750%, 11/30/21	800,000	789,656
1.875%, 11/30/21	1,700,000	1,683,226
2.000%, 12/31/21	1,300,000	1,291,956
1.750%, 2/28/22	688,000	678,465
1.875%, 2/28/22	800,000	791,700
1.750%, 3/31/22	600,000	591,502
1.750%, 4/30/22	700,000	689,719
1.875%, 4/30/22	400,000	395,647
1.750%, 5/15/22	364,000	358,614
1.750%, 5/31/22	1,000,000	985,117
1.750%, 6/30/22	400,000	394,003
2.125%, 6/30/22	900,000	896,927
1.875%, 7/31/22	1,400,000	1,383,725
2.000%, 7/31/22	400,000	397,003
1.625%, 8/15/22	1,003,000	982,963
1.625%, 8/31/22	900,000	881,944
1.875%, 8/31/22	1,000,000	988,125
1.750%, 9/30/22	1,750,000	1,721,275
1.875%, 10/31/22	700,000	691,261
1.625%, 11/15/22	376,000	368,051
2.000%, 11/30/22	2,000,000	1,983,375
2.125%, 12/31/22	350,000	348,564
1.750%, 1/31/23	900,000	883,891
2.000%, 2/15/23	1,000,000	991,125
2.625%, 2/28/23	1,000,000	1,014,445
1.500%, 3/31/23	500,000	485,895
2.500%, 3/31/23	1,200,000	1,212,056
1.750%, 5/15/23	1,700,000	1,667,036
2.750%, 5/31/23	800,000	816,094
1.375%, 6/30/23	500,000	482,496
2.750%, 7/31/23	1,200,000	1,225,031
2.500%, 8/15/23	350,000	353,741
1.375%, 8/31/23	300,000	289,071
2.750%, 8/31/23	600,000	612,797
1.375%, 9/30/23	1,400,000	1,347,938
1.625%, 10/31/23	750,000	729,844
2.875%, 10/31/23	300,000	308,182
2.750%, 11/15/23	1,350,000	1,379,426
2.125%, 11/30/23	400,000	397,791
2.750%, 2/15/24	2,450,000	2,506,006
2.125%, 3/31/24	300,000	298,329
2.500%, 5/15/24	2,300,000	2,326,198
2.000%, 6/30/24	300,000	296,065
2.375%, 8/15/24	1,750,000	1,758,791
2.250%, 11/15/24	710,000	708,580
2.000%, 2/15/25	1,750,000	1,721,303
2.750%, 2/28/25	300,000	307,547
2.000%, 8/15/25	600,000	588,759
2.250%, 11/15/25	1,150,000	1,144,645
1.625%, 2/15/26	1,400,000	1,337,612
1.625%, 5/15/26	130,000	123,992
1.500%, 8/15/26	1,300,000	1,225,961
2.000%, 11/15/26	950,000	926,873
2.250%, 2/15/27	1,750,000	1,736,670
2.375%, 5/15/27	1,200,000	1,201,144
2.250%, 8/15/27	1,200,000	1,188,544
2.250%, 11/15/27	3,000,000	2,968,219
2.750%, 2/15/28	800,000	822,812
2.875%, 5/15/28	1,200,000	1,246,509
2.875%, 8/15/28	1,200,000	1,246,894
3.125%, 11/15/28	400,000	424,334
United Parcel Service, Inc.
3.125%, 1/15/21	75,000	75,808
United Technologies Corp.
3.100%, 6/1/22	56,000	56,370
3.950%, 8/16/25	150,000	156,043
UnitedHealth Group, Inc.
2.875%, 12/15/21	45,000	45,233
3.750%, 7/15/25	100,000	104,212
US Bancorp
3.600%, 9/11/24	150,000	154,527
3.900%, 4/26/28(x)	100,000	106,071
Ventas Realty LP (REIT)
4.250%, 3/1/22	38,000	39,247
3.750%, 5/1/24	150,000	152,855
Verizon Communications, Inc.
2.946%, 3/15/22	102,000	102,489
3.376%, 2/15/25	398,000	402,266
Viacom, Inc.
3.875%, 12/15/21	75,000	76,260
Virginia Electric & Power Co.
2.950%, 11/15/26	100,000	98,686
Visa, Inc.
2.800%, 12/14/22	175,000	176,470
Voya Financial, Inc.
3.650%, 6/15/26	100,000	98,796
Wabtec Corp.
4.950%, 9/15/28(e)	75,000	75,960
Walgreen Co.
3.100%, 9/15/22	19,000	19,107
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	100,000	101,351
3.450%, 6/1/26	150,000	146,181
Walmart, Inc.
3.625%, 7/8/20	113,000	114,535
2.650%, 12/15/24	250,000	249,564
Walt Disney Co. (The)
5.650%, 8/15/20§	56,000	58,247
3.700%, 10/15/25§	100,000	103,835
Warner Media LLC
3.550%, 6/1/24	150,000	151,400
Wells Fargo & Co.
2.600%, 7/22/20	70,000	69,845
3.500%, 3/8/22	56,000	57,017
3.450%, 2/13/23	94,000	94,945
3.300%, 9/9/24	100,000	100,770
3.550%, 9/29/25	100,000	101,849
3.000%, 4/22/26	150,000	146,484
4.300%, 7/22/27	100,000	103,792
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	100,000	100,189
Welltower, Inc. (REIT)
4.250%, 4/1/26	100,000	103,143
Williams Cos., Inc. (The)
4.125%, 11/15/20	150,000	152,458
4.000%, 9/15/25	100,000	102,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Wisconsin Electric Power Co.
2.950%, 9/15/21	$75,000	$75,508
Xcel Energy, Inc.
4.700%, 5/15/20	94,000	95,140
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	100,000	99,674
3.150%, 4/1/22	100,000	100,306
Zoetis, Inc.
3.250%, 2/1/23	85,000	85,815

Total United States		146,163,903

Uruguay (0.1%)
Republic of Uruguay
4.500%, 8/14/24(x)	150,000	157,875

Total Long Term Debt Securities (97.8%) (Cost $268,859,975)		268,990,720

SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,132,020, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,154,415.(xx)	1,131,779	1,131,779
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $67,515, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $72,318.(xx)	67,501	67,501
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		3,199,280

Total Short-Term Investments (1.2%) (Cost $3,199,280)		3,199,280

Total Investments in Securities (99.0%) (Cost $272,059,255)		272,190,000
Other Assets Less Liabilities (1.0%)		2,839,244

Net Assets (100%)		$275,029,244

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $4,400,653 or 1.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $31,521,659 or 11.5% of net assets.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $3,519,906. This was collateralized by $371,434 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 6/20/19-2/15/47 and by cash of $3,199,280 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

COP — Colombian Peso

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

HUF — Hungary Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

PEN — Peruvian Sol

PLN — Polish Zloty

REIT — Real Estate Investment Trust

RON — Romanian Leu

SGD — Singapore Dollar

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

Sector Weightings as of March 31, 2019	Market Value	% of Net Assets
U.S. Treasury Obligations	$100,030,648	36.4%
Foreign Government Securities	84,429,691	30.7
Financials	27,178,460	9.9
Supranational	13,921,589	5.1
Communication Services	6,226,666	2.2
Consumer Staples	5,983,109	2.2
Health Care	5,766,414	2.1
Energy	5,583,863	2.0
Information Technology	4,431,214	1.6
Repurchase Agreements	3,199,280	1.2
Utilities	2,985,822	1.1
Industrials	2,983,670	1.1
U.S. Government Agency Securities	2,876,297	1.0
Consumer Discretionary	2,511,128	0.9
Materials	1,992,951	0.7
Real Estate	1,846,559	0.7
Municipal Bonds	242,639	0.1
Cash and Other	2,839,244	1.0

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PNC Bank NA 2.625%, 2/17/22	250,000	243,757	—	(146)	—	6,676	250,287	1,641	—
PNC Financial Services Group, Inc. (The) 3.900%, 4/29/24	150,000	148,404	—	(264)	—	5,998	154,138	1,463	—

Total		392,161	—	(410)	—	12,674	404,425	3,104	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	368,403	EUR	325,000	JPMorgan Chase Bank	4/29/2019	3,002
USD	3,218,727	HUF	880,000,000	JPMorgan Chase Bank	5/6/2019	137,802
USD	2,826,239	AUD	3,970,000	JPMorgan Chase Bank	5/21/2019	4,655
JPY	580,000,000	USD	5,257,285	JPMorgan Chase Bank	6/12/2019	5,466
JPY	1,640,000,000	USD	14,806,455	JPMorgan Chase Bank	6/18/2019	81,473

Total unrealized appreciation						232,398

USD	2,934,692	IDR	42,465,000,000	State Street Bank & Trust**	4/23/2019	(39,471)
EUR	11,000,000	USD	12,559,231	JPMorgan Chase Bank	4/29/2019	(191,814)
USD	5,172,378	NZD	7,600,000	JPMorgan Chase Bank	5/13/2019	(7,260)
USD	5,174,788	AUD	7,301,250	JPMorgan Chase Bank	5/21/2019	(14,404)
JPY	1,985,000,000	USD	18,045,586	JPMorgan Chase Bank	5/31/2019	(51,140)
USD	2,685,804	CAD	3,600,000	JPMorgan Chase Bank	6/7/2019	(12,613)
GBP	2,000,000	USD	2,645,992	JPMorgan Chase Bank	6/10/2019	(31,946)
USD	5,115,624	PLN	19,600,000	JPMorgan Chase Bank	6/12/2019	(1,022)
USD	2,745,024	ZAR	40,325,000	JPMorgan Chase Bank	6/12/2019	(25,593)

Total unrealized depreciation						(375,263)

Net unrealized depreciation						(142,865)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Long Term Investments
Australia	$—	$11,873,947	$—	$11,873,947
Belgium	—	489,919	—	489,919
Brazil	—	2,992,500	—	2,992,500
Canada	—	12,798,551	—	12,798,551
Chile	—	203,700	—	203,700
China	—	1,088,595	—	1,088,595
Colombia	—	3,134,290	—	3,134,290
Denmark	—	112,887	—	112,887
France	—	2,505,998	—	2,505,998
Germany	—	6,464,350	—	6,464,350
Hungary	—	3,392,317	—	3,392,317
Indonesia	—	3,006,989	—	3,006,989
Ireland	—	479,876	—	479,876
Italy	—	5,337,806	—	5,337,806
Japan	—	1,649,277	—	1,649,277
Malaysia	—	5,239,306	—	5,239,306
Mexico	—	6,216,828	—	6,216,828
Netherlands	—	1,101,664	—	1,101,664
New Zealand	—	5,236,253	—	5,236,253
Norway	—	104,093	—	104,093
Panama	—	206,000	—	206,000
Peru	—	2,222,872	—	2,222,872
Philippines	—	142,311	—	142,311
Poland	—	5,172,754	—	5,172,754
Romania	—	3,037,623	—	3,037,623
Singapore	—	5,080,808	—	5,080,808
South Africa	—	2,903,171	—	2,903,171
South Korea	—	2,635,250	—	2,635,250
Spain	—	807,497	—	807,497
Supranational	—	13,921,589	—	13,921,589
Sweden	—	201,674	—	201,674
Switzerland	—	1,129,427	—	1,129,427
Turkey	—	698,924	—	698,924
United Kingdom	—	11,079,896	—	11,079,896
United States	—	146,163,903	—	146,163,903
Uruguay	—	157,875	—	157,875
Forward Currency Contracts	—	232,398	—	232,398
Short-Term Investments
Repurchase Agreements	—	3,199,280	—	3,199,280

Total Assets	$—	$272,422,398	$—	$272,422,398

Liabilities:
Forward Currency Contracts	$—	$(375,263)	$—	$(375,263)

Total Liabilities	$—	$(375,263)	$—	$(375,263)

Total	$—	$272,047,135	$—	$272,047,135

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,704,369
Aggregate gross unrealized depreciation	(5,366,433)

Net unrealized depreciation	$(1,662,064)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$273,709,199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (30.5%)
iShares Core S&P 500 ETF	1,900	$540,664
SPDR S&P 500 ETF Trust	12,200	3,446,256
Vanguard S&P 500 ETF	2,100	545,034

Total Equity		4,531,954

Fixed Income (28.9%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	36,000	4,286,160

Total Exchange Traded Funds (59.4%) (Cost $8,575,657)		8,818,114

SHORT-TERM INVESTMENTS:
Investment Companies (41.1%)
Goldman Sachs Financial Square Funds - Government Fund‡	786,425	786,425
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	786,397	786,397
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	786,366	786,366
JPMorgan Prime Money Market Fund, IM Shares	3,751,050	3,752,174

Total Investment Companies		6,111,362

Total Short-Term Investments (41.1%) (Cost $6,111,363)		6,111,362

Total Investments in Securities (100.5%) (Cost $14,687,020)		14,929,476
Other Assets Less Liabilities (-0.5%)		(73,283)

Net Assets (100%)		$14,856,193

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for the period ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value January 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Goldman Sachs Financial Square Funds - Government Fund	786,425	—	786,425	—	—	—	786,425	2,170	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	786,397	—	786,397	—	—	—	786,397	2,143	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	786,366	—	786,366	—	—	—	786,366	2,107	—

Total		—	2,359,188	—	—	—	2,359,188	6,420	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	34	6/2019	EUR	1,247,924	4,439
FTSE 100 Index	9	6/2019	GBP	845,336	15,680
Russell 2000 E-Mini Index	11	6/2019	USD	849,090	7,218
S&P 500 E-Mini Index	2	6/2019	USD	283,780	4,869
S&P Midcap 400 E-Mini Index	7	6/2019	USD	1,330,700	17,700
TOPIX Index	5	6/2019	JPY	718,217	(3,888)

					46,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$8,818,114	$—	$—	$8,818,114
Futures	49,906	—	—	49,906
Short-Term Investments
Investment Companies	6,111,362	—	—	6,111,362

Total Assets	$14,979,382	$—	$—	$14,979,382

Liabilities:
Futures	$(3,888)	$—	$—	$(3,888)

Total Liabilities	$(3,888)	$—	$—	$(3,888)

Total	$14,975,494	$—	$—	$14,975,494

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$292,362
Aggregate gross unrealized depreciation	(3,888)

Net unrealized appreciation	$288,474

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,687,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.9%)
CenturyLink, Inc.	36,287	$435,081
Zayo Group Holdings, Inc.*	13,930	395,891

		830,972

Entertainment (0.5%)
Live Nation Entertainment, Inc.*	7,459	473,945

Media (1.4%)
Fox Corp., Class A*	22,185	814,411
Liberty Broadband Corp., Class C*	6,259	574,201

		1,388,612

Total Communication Services		2,693,529

Consumer Discretionary (8.3%)
Auto Components (0.6%)
Aptiv plc	7,302	580,436

Hotels, Restaurants & Leisure (3.0%)
MGM Resorts International	31,071	797,282
Restaurant Brands International, Inc.	12,310	801,504
Royal Caribbean Cruises Ltd.	11,235	1,287,756

		2,886,542

Household Durables (0.8%)
DR Horton, Inc.	18,460	763,875

Internet & Direct Marketing Retail (0.7%)
Expedia Group, Inc.	5,564	662,116

Multiline Retail (0.9%)
Dollar General Corp.	7,192	858,006

Specialty Retail (1.3%)
Advance Auto Parts, Inc.	3,982	679,050
Burlington Stores, Inc.*	3,409	534,122

		1,213,172

Textiles, Apparel & Luxury Goods (1.0%)
PVH Corp.	8,176	997,063

Total Consumer Discretionary		7,961,210

Consumer Staples (4.7%)
Beverages (1.7%)
Coca-Cola European Partners plc	16,675	862,765
Constellation Brands, Inc., Class A	4,188	734,282

		1,597,047

Food & Staples Retailing (1.1%)
US Foods Holding Corp.*	30,823	1,076,031

Food Products (1.9%)
Bunge Ltd.	7,790	413,415
Conagra Brands, Inc.	20,797	576,909
McCormick & Co., Inc. (Non-Voting)	1,290	194,313
Nomad Foods Ltd.*	29,608	605,483

		1,790,120

Total Consumer Staples		4,463,198

Energy (6.2%)
Oil, Gas & Consumable Fuels (6.2%)
Cheniere Energy, Inc.*	13,971	955,057
Concho Resources, Inc.	13,889	1,541,123
Diamondback Energy, Inc.	13,552	1,375,935
Marathon Petroleum Corp.	15,734	941,680
Viper Energy Partners LP	22,042	730,913
Williams Cos., Inc. (The)	12,624	362,561

Total Energy		5,907,269

Financials (16.0%)
Banks (7.0%)
Citizens Financial Group, Inc.	26,161	850,233
Comerica, Inc.	9,888	724,988
First Republic Bank	15,270	1,534,024
M&T Bank Corp.	10,218	1,604,430
Signature Bank	7,864	1,007,142
SunTrust Banks, Inc.	16,454	974,900

		6,695,717

Capital Markets (2.1%)
Cboe Global Markets, Inc.	5,485	523,488
E*TRADE Financial Corp.	15,394	714,744
Northern Trust Corp.	7,996	722,918

		1,961,150

Insurance (6.4%)
Arch Capital Group Ltd.*	21,603	698,209
Everest Re Group Ltd.	2,338	504,914
Hanover Insurance Group, Inc. (The)	4,053	462,731
Hartford Financial Services Group, Inc. (The)	16,291	809,989
Lincoln National Corp.	12,221	717,373
Markel Corp.*	464	462,255
Reinsurance Group of America, Inc.	5,280	749,654
Torchmark Corp.	8,887	728,290
Willis Towers Watson plc	5,471	960,981

		6,094,396

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Starwood Property Trust, Inc. (REIT)	21,616	483,118

Total Financials		15,234,381

Health Care (7.0%)
Biotechnology (0.4%)
BioMarin Pharmaceutical, Inc.*	5,084	451,612

Health Care Equipment & Supplies (4.6%)
Cooper Cos., Inc. (The)	4,484	1,328,026
Dentsply Sirona, Inc.	7,984	395,927
Teleflex, Inc.	2,247	678,954
Zimmer Biomet Holdings, Inc.	15,485	1,977,434

		4,380,341

Health Care Providers & Services (0.9%)
Laboratory Corp. of America Holdings*	5,545	848,274

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	12,975	1,042,930

Total Health Care		6,723,157

Industrials (10.9%)
Aerospace & Defense (1.6%)
L3 Technologies, Inc.	7,456	1,538,695

Airlines (0.9%)
JetBlue Airways Corp.*	55,758	912,201

Construction & Engineering (1.1%)
Jacobs Engineering Group, Inc.	13,635	1,025,215

Electrical Equipment (1.6%)
AMETEK, Inc.	12,160	1,008,915
Sensata Technologies Holding plc*	11,776	530,156

		1,539,071

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (4.6%)
Flowserve Corp.	13,024	$587,903
ITT, Inc.	26,641	1,545,178
Stanley Black & Decker, Inc.	13,429	1,828,627
Terex Corp.	12,449	399,987

		4,361,695

Road & Rail (1.1%)
Lyft, Inc., Class A*	3,822	299,224
Old Dominion Freight Line, Inc.	5,231	755,304

		1,054,528

Total Industrials		10,431,405

Information Technology (10.1%)
Communications Equipment (1.6%)
Motorola Solutions, Inc.	4,887	686,233
Viavi Solutions, Inc.*	71,543	885,702

		1,571,935

IT Services (3.9%)
Fidelity National Information Services, Inc.	17,511	1,980,494
GoDaddy, Inc., Class A*	8,440	634,604
Total System Services, Inc.	5,040	478,850
Worldpay, Inc.*	5,945	674,758

		3,768,706

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	10,745	274,212
Analog Devices, Inc.	3,568	375,603
Marvell Technology Group Ltd.	76,832	1,528,189
NXP Semiconductors NV	4,070	359,747

		2,537,751

Software (1.4%)
Check Point Software Technologies Ltd.*	4,416	558,580
PTC, Inc.*	4,823	444,584
Symantec Corp.	13,230	304,158

		1,307,322

Technology Hardware, Storage & Peripherals (0.5%)
Western Digital Corp.	9,759	469,017

Total Information Technology		9,654,731

Materials (6.4%)
Chemicals (2.7%)
Celanese Corp.	14,186	1,398,882
WR Grace & Co.	14,981	1,169,117

		2,567,999

Construction Materials (1.3%)
Martin Marietta Materials, Inc.	6,021	1,211,305

Containers & Packaging (0.9%)
Ball Corp.	14,326	828,902

Metals & Mining (1.5%)
Freeport-McMoRan, Inc.	70,619	910,279
Newmont Mining Corp.	15,501	554,471

		1,464,750

Total Materials		6,072,956

Real Estate (14.1%)
Equity Real Estate Investment Trusts (REITs) (13.6%)
Acadia Realty Trust (REIT)	18,389	501,468
Alexandria Real Estate Equities, Inc. (REIT)	10,307	1,469,366
AvalonBay Communities, Inc. (REIT)	7,521	1,509,690
Boston Properties, Inc. (REIT)	8,561	1,146,147
Camden Property Trust (REIT)	11,105	1,127,158
CyrusOne, Inc. (REIT)	13,288	696,823
Equity LifeStyle Properties, Inc. (REIT)	8,698	994,181
Essex Property Trust, Inc. (REIT)	3,708	1,072,502
HCP, Inc. (REIT)	16,778	525,151
Hudson Pacific Properties, Inc. (REIT)	16,428	565,452
Prologis, Inc. (REIT)	10,056	723,529
Ryman Hospitality Properties, Inc. (REIT)	5,826	479,130
SBA Communications Corp. (REIT)*	3,846	767,892
Ventas, Inc. (REIT)	22,923	1,462,717

		13,041,206

Real Estate Management & Development (0.5%)
Cushman & Wakefield plc*	25,510	454,078

Total Real Estate		13,495,284

Utilities (11.0%)
Electric Utilities (4.2%)
Evergy, Inc.	20,483	1,189,038
PG&E Corp.*	10,496	186,829
Pinnacle West Capital Corp.	8,078	772,095
Xcel Energy, Inc.	33,152	1,863,474

		4,011,436

Gas Utilities (0.7%)
Atmos Energy Corp.	6,967	717,114

Multi-Utilities (5.1%)
CMS Energy Corp.	25,192	1,399,164
Public Service Enterprise Group, Inc.	29,069	1,726,989
Sempra Energy	13,705	1,724,911

		4,851,064

Water Utilities (1.0%)
American Water Works Co., Inc.	8,792	916,654

Total Utilities		10,496,268

Total Investments in Securities (97.5%) (Cost $88,386,095)		93,133,388
Other Assets Less Liabilities (2.5%)		2,343,059

Net Assets (100%)		$95,476,447

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,693,529	$—	$—	$2,693,529
Consumer Discretionary	7,961,210	—	—	7,961,210
Consumer Staples	4,463,198	—	—	4,463,198
Energy	5,907,269	—	—	5,907,269
Financials	15,234,381	—	—	15,234,381
Health Care	6,723,157	—	—	6,723,157
Industrials	10,431,405	—	—	10,431,405
Information Technology	9,654,731	—	—	9,654,731
Materials	6,072,956	—	—	6,072,956
Real Estate	13,495,284	—	—	13,495,284
Utilities	10,496,268	—	—	10,496,268

Total Assets	$93,133,388	$—	$—	$93,133,388

Total Liabilities	$—	$—	$—	$—

Total	$93,133,388	$—	$—	$93,133,388

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,744,527
Aggregate gross unrealized depreciation	(2,017,561)

Net unrealized appreciation	$4,726,966

Federal income tax cost of investments in securities and derivative instruments, if applicable	$88,406,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	52,500	$1,646,400
CenturyLink, Inc.	6,500	77,935
Verizon Communications, Inc.	29,800	1,762,074

		3,486,409

Entertainment (0.5%)
Activision Blizzard, Inc.	5,500	250,415
Electronic Arts, Inc.*	2,200	223,586
Netflix, Inc.*	3,100	1,105,336
Take-Two Interactive Software, Inc.*	800	75,496
Viacom, Inc., Class B	2,400	67,368
Walt Disney Co. (The)	12,563	1,394,870

		3,117,071

Interactive Media & Services (1.5%)
Alphabet, Inc., Class A*	2,200	2,589,158
Alphabet, Inc., Class C*	2,200	2,581,282
Facebook, Inc., Class A*	17,200	2,867,068
TripAdvisor, Inc.*	700	36,015
Twitter, Inc.*	4,900	161,112

		8,234,635

Media (0.4%)
CBS Corp. (Non-Voting), Class B	2,300	109,319
Charter Communications, Inc., Class A*	1,200	416,292
Comcast Corp., Class A	32,500	1,299,350
Discovery, Inc., Class A(x)*	1,100	29,722
Discovery, Inc., Class C*	2,400	61,008
Fox Corp., Class A*	2,533	92,986
Fox Corp., Class B*	1,100	39,468
Interpublic Group of Cos., Inc. (The)	2,600	54,626
News Corp., Class A	2,600	32,344
News Corp., Class B	800	9,992
Omnicom Group, Inc.	1,500	109,485

		2,254,592

Total Communication Services		17,092,707

Consumer Discretionary (3.1%)
Auto Components (0.1%)
Aptiv plc	1,800	143,082
BorgWarner, Inc.	1,400	53,774

		196,856

Automobiles (0.1%)
Ford Motor Co.	28,300	248,474
General Motors Co.	9,500	352,450
Harley-Davidson, Inc.	1,100	39,226

		640,150

Distributors (0.0%)
Genuine Parts Co.	1,100	123,233
LKQ Corp.*	2,200	62,436

		185,669

Diversified Consumer Services (0.0%)
H&R Block, Inc.	1,400	33,516

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	2,900	147,088
Chipotle Mexican Grill, Inc.*	200	142,062
Darden Restaurants, Inc.	900	109,323
Hilton Worldwide Holdings, Inc.	2,000	166,220
Marriott International, Inc., Class A	2,000	250,180
McDonald’s Corp.	5,500	1,044,450
MGM Resorts International	3,500	89,810
Norwegian Cruise Line Holdings Ltd.*	1,500	82,440
Royal Caribbean Cruises Ltd.	1,200	137,544
Starbucks Corp.	9,000	669,060
Wynn Resorts Ltd.	700	83,524
Yum! Brands, Inc.	2,200	219,582

		3,141,283

Household Durables (0.1%)
DR Horton, Inc.	2,300	95,174
Garmin Ltd.	800	69,080
Leggett & Platt, Inc.	900	37,998
Lennar Corp., Class A	2,000	98,180
Mohawk Industries, Inc.*	400	50,460
Newell Brands, Inc.	2,900	44,486
PulteGroup, Inc.	1,800	50,328
Whirlpool Corp.	500	66,445

		512,151

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	3,000	5,342,250
Booking Holdings, Inc.*	300	523,473
eBay, Inc.	6,300	233,982
Expedia Group, Inc.	800	95,200

		6,194,905

Leisure Products (0.0%)
Hasbro, Inc.	800	68,016
Mattel, Inc.(x)*	2,300	29,900

		97,916

Multiline Retail (0.2%)
Dollar General Corp.	1,900	226,670
Dollar Tree, Inc.*	1,700	178,568
Kohl’s Corp.	1,100	75,647
Macy’s, Inc.	2,100	50,463
Nordstrom, Inc.	800	35,504
Target Corp.	3,800	304,988

		871,840

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	500	85,265
AutoZone, Inc.*	200	204,824
Best Buy Co., Inc.	1,600	113,696
CarMax, Inc.*	1,200	83,760
Foot Locker, Inc.	800	48,480
Gap, Inc. (The)	1,500	39,270
Home Depot, Inc. (The)	8,100	1,554,309
L Brands, Inc.	1,500	41,370
Lowe’s Cos., Inc.	5,800	634,926
O’Reilly Automotive, Inc.*	600	232,980
Ross Stores, Inc.	2,600	242,060
Tiffany & Co.	800	84,440
TJX Cos., Inc. (The)	8,900	473,569
Tractor Supply Co.	900	87,984
Ulta Beauty, Inc.*	400	139,492

		4,066,425

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	1,000	45,750
Hanesbrands, Inc.	2,400	42,912
NIKE, Inc., Class B	9,000	757,890
PVH Corp.	500	60,975
Ralph Lauren Corp.	400	51,872
Tapestry, Inc.	2,000	64,980
Under Armour, Inc., Class A*	1,300	27,482
Under Armour, Inc., Class C*	1,300	24,531
VF Corp.	2,300	199,893

		1,276,285

Total Consumer Discretionary		17,216,996

Consumer Staples (2.2%)
Beverages (0.5%)
Brown-Forman Corp., Class B	1,100	58,058
Coca-Cola Co. (The)	27,700	1,298,022
Constellation Brands, Inc., Class A	1,200	210,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Brewing Co., Class B	1,300	$77,545
Monster Beverage Corp.*	2,700	147,366
PepsiCo, Inc.	10,100	1,237,755

		3,029,142

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	3,200	774,848
Kroger Co. (The)	5,800	142,680
Sysco Corp.	3,500	233,660
Walgreens Boots Alliance, Inc.	5,700	360,639
Walmart, Inc.	10,300	1,004,559

		2,516,386

Food Products (0.3%)
Archer-Daniels-Midland Co.	4,100	176,833
Campbell Soup Co.(x)	1,300	49,569
Conagra Brands, Inc.	3,200	88,768
General Mills, Inc.	4,300	222,525
Hershey Co. (The)	1,000	114,830
Hormel Foods Corp.	1,800	80,568
JM Smucker Co. (The)	800	93,200
Kellogg Co.	1,700	97,546
Kraft Heinz Co. (The)	4,500	146,925
Lamb Weston Holdings, Inc.	1,000	74,940
McCormick & Co., Inc. (Non-Voting)	900	135,567
Mondelez International, Inc., Class A	10,300	514,176
Tyson Foods, Inc., Class A	2,000	138,860

		1,934,307

Household Products (0.5%)
Church & Dwight Co., Inc.	1,700	121,091
Clorox Co. (The)	900	144,414
Colgate-Palmolive Co.	6,100	418,094
Kimberly-Clark Corp.	2,500	309,750
Procter & Gamble Co. (The)	18,000	1,872,900

		2,866,249

Personal Products (0.1%)
Coty, Inc., Class A	3,100	35,650
Estee Lauder Cos., Inc. (The), Class A	1,600	264,880

		300,530

Tobacco (0.3%)
Altria Group, Inc.	13,500	775,305
Philip Morris International, Inc.	11,200	989,968

		1,765,273

Total Consumer Staples		12,411,887

Energy (1.6%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co.	3,500	97,020
Halliburton Co.	6,000	175,800
Helmerich & Payne, Inc.	700	38,892
National Oilwell Varco, Inc.	2,600	69,264
Schlumberger Ltd.	9,800	426,986
TechnipFMC plc	2,900	68,208

		876,170

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.	3,500	159,180
Apache Corp.	2,600	90,116
Cabot Oil & Gas Corp.	3,000	78,300
Chevron Corp.	13,700	1,687,566
Cimarex Energy Co.	600	41,940
Concho Resources, Inc.	1,400	155,344
ConocoPhillips	8,100	540,594
Devon Energy Corp.	3,200	100,992
Diamondback Energy, Inc.	1,100	111,683
EOG Resources, Inc.	4,100	390,238
Exxon Mobil Corp.	30,500	2,464,400
Hess Corp.	1,700	102,391
HollyFrontier Corp.	1,100	54,197
Kinder Morgan, Inc.	13,700	274,137
Marathon Oil Corp.	5,800	96,918
Marathon Petroleum Corp.	5,000	299,250
Noble Energy, Inc.	3,300	81,609
Occidental Petroleum Corp.	5,300	350,860
ONEOK, Inc.	3,000	209,520
Phillips 66	3,000	285,510
Pioneer Natural Resources Co.	1,200	182,736
Valero Energy Corp.	3,000	254,490
Williams Cos., Inc. (The)	8,500	244,120

		8,256,091

Total Energy		9,132,261

Financials (3.7%)
Banks (1.6%)
Bank of America Corp.	64,400	1,776,796
BB&T Corp.	5,400	251,262
Citigroup, Inc.	17,200	1,070,184
Citizens Financial Group, Inc.	3,200	104,000
Comerica, Inc.	1,100	80,652
Fifth Third Bancorp	5,500	138,710
Huntington Bancshares, Inc.	7,500	95,100
JPMorgan Chase & Co.	23,600	2,389,028
KeyCorp	7,100	111,825
M&T Bank Corp.	1,000	157,020
People’s United Financial, Inc.	2,500	41,100
PNC Financial Services Group, Inc. (The)	3,300	404,778
Regions Financial Corp.	7,000	99,050
SunTrust Banks, Inc.	3,100	183,675
SVB Financial Group*	400	88,944
US Bancorp	10,700	515,633
Wells Fargo & Co.	29,900	1,444,768
Zions Bancorp NA	1,300	59,033

		9,011,558

Capital Markets (0.7%)
Affiliated Managers Group, Inc.	400	42,844
Ameriprise Financial, Inc.	1,000	128,100
Bank of New York Mellon Corp. (The)	6,400	322,752
BlackRock, Inc.	900	384,633
Cboe Global Markets, Inc.	800	76,352
Charles Schwab Corp. (The)	8,500	363,460
CME Group, Inc.	2,600	427,908
E*TRADE Financial Corp.	1,800	83,574
Franklin Resources, Inc.	2,100	69,594
Intercontinental Exchange, Inc.	4,100	312,174
Invesco Ltd.	2,800	54,068
Moody’s Corp.	1,200	217,308
Morgan Stanley	9,200	388,240
MSCI, Inc.	600	119,304
Nasdaq, Inc.	800	69,992
Northern Trust Corp.	1,600	144,656
Raymond James Financial, Inc.	900	72,369
S&P Global, Inc.	1,800	378,990
State Street Corp.	2,600	171,106
T. Rowe Price Group, Inc.	1,700	170,204

		3,997,628

Consumer Finance (0.2%)
American Express Co.	5,000	546,500
Capital One Financial Corp.	3,300	269,577
Discover Financial Services	2,300	163,668
Synchrony Financial	4,600	146,740

		1,126,485

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	14,000	2,812,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Jefferies Financial Group, Inc.	2,000	$37,580

		2,850,040

Insurance (0.7%)
Aflac, Inc.	5,500	275,000
Allstate Corp. (The)	2,400	226,032
American International Group, Inc.	6,200	266,972
Aon plc	1,700	290,190
Arthur J Gallagher & Co.	1,200	93,720
Assurant, Inc.	400	37,964
Brighthouse Financial, Inc.*	800	29,032
Chubb Ltd.	3,300	462,264
Cincinnati Financial Corp.	1,100	94,490
Everest Re Group Ltd.	300	64,788
Hartford Financial Services Group, Inc. (The)	2,400	119,328
Lincoln National Corp.	1,500	88,050
Loews Corp.	1,900	91,067
Marsh & McLennan Cos., Inc.	3,600	338,040
MetLife, Inc.	7,100	302,247
Principal Financial Group, Inc.	1,800	90,342
Progressive Corp. (The)	4,200	302,778
Prudential Financial, Inc.	2,900	266,452
Torchmark Corp.	700	57,365
Travelers Cos., Inc. (The)	1,900	260,604
Unum Group	1,500	50,745
Willis Towers Watson plc	900	158,085

		3,965,555

Total Financials		20,951,266

Health Care (4.4%)
Biotechnology (0.7%)
AbbVie, Inc.	10,600	854,254
Alexion Pharmaceuticals, Inc.*	1,600	216,288
Amgen, Inc.	4,500	854,910
Biogen, Inc.*	1,400	330,932
Celgene Corp.*	5,100	481,134
Gilead Sciences, Inc.	9,100	591,591
Incyte Corp.*	1,200	103,212
Regeneron Pharmaceuticals, Inc.*	600	246,372
Vertex Pharmaceuticals, Inc.*	1,800	331,110

		4,009,803

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	12,600	1,007,244
ABIOMED, Inc.*	300	85,677
Align Technology, Inc.*	500	142,165
Baxter International, Inc.	3,600	292,716
Becton Dickinson and Co.	1,900	474,487
Boston Scientific Corp.*	10,000	383,800
Cooper Cos., Inc. (The)	400	118,468
Danaher Corp.	4,500	594,090
Dentsply Sirona, Inc.	1,500	74,385
Edwards Lifesciences Corp.*	1,500	286,995
Hologic, Inc.*	1,800	87,120
IDEXX Laboratories, Inc.*	600	134,160
Intuitive Surgical, Inc.*	800	456,464
Medtronic plc	9,700	883,476
ResMed, Inc.	1,000	103,970
Stryker Corp.	2,200	434,544
Teleflex, Inc.	300	90,648
Varian Medical Systems, Inc.*	700	99,204
Zimmer Biomet Holdings, Inc.	1,500	191,550

		5,941,163

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	1,100	87,472
Anthem, Inc.	1,900	545,262
Cardinal Health, Inc.	2,100	101,115
Centene Corp.*	3,000	159,300
Cigna Corp.	2,724	438,074
Covetrus, Inc.(x)*	400	12,740
CVS Health Corp.	9,343	503,868
DaVita, Inc.*	900	48,861
HCA Healthcare, Inc.	1,900	247,722
Henry Schein, Inc.*	1,000	60,110
Humana, Inc.	1,000	266,000
Laboratory Corp. of America Holdings*	700	107,086
McKesson Corp.	1,400	163,884
Quest Diagnostics, Inc.	1,000	89,920
UnitedHealth Group, Inc.	6,900	1,706,094
Universal Health Services, Inc., Class B	600	80,262
WellCare Health Plans, Inc.*	400	107,900

		4,725,670

Health Care Technology (0.0%)
Cerner Corp.*	2,400	137,304

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,200	176,836
Illumina, Inc.*	1,100	341,759
IQVIA Holdings, Inc.*	1,100	158,235
Mettler-Toledo International, Inc.*	200	144,600
PerkinElmer, Inc.	800	77,088
Thermo Fisher Scientific, Inc.	2,900	793,788
Waters Corp.*	500	125,855

		1,818,161

Pharmaceuticals (1.5%)
Allergan plc	2,300	336,743
Bristol-Myers Squibb Co.	11,800	562,978
Eli Lilly & Co.	6,200	804,512
Johnson & Johnson	19,200	2,683,968
Merck & Co., Inc.	18,600	1,546,962
Mylan NV*	3,500	99,190
Nektar Therapeutics*	1,200	40,320
Perrigo Co. plc	900	43,344
Pfizer, Inc.	40,000	1,698,800
Zoetis, Inc.	3,400	342,278

		8,159,095

Total Health Care		24,791,196

Industrials (2.9%)
Aerospace & Defense (0.8%)
Arconic, Inc.	2,900	55,419
Boeing Co. (The)	3,800	1,449,396
General Dynamics Corp.	2,000	338,560
Harris Corp.	800	127,768
Huntington Ingalls Industries, Inc.	300	62,160
L3 Technologies, Inc.	600	123,822
Lockheed Martin Corp.	1,800	540,288
Northrop Grumman Corp.	1,200	323,520
Raytheon Co.	2,000	364,160
Textron, Inc.	1,700	86,122
TransDigm Group, Inc.*	400	181,596
United Technologies Corp.	5,800	747,562

		4,400,373

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,000	86,990
Expeditors International of Washington, Inc.	1,200	91,080
FedEx Corp.	1,700	308,397
United Parcel Service, Inc., Class B	5,000	558,700

		1,045,167

Airlines (0.1%)
Alaska Air Group, Inc.	800	44,896
American Airlines Group, Inc.	2,800	88,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Delta Air Lines, Inc.	4,500	$232,425
Southwest Airlines Co.	3,500	181,685
United Continental Holdings, Inc.*	1,600	127,648

		675,582

Building Products (0.1%)
Allegion plc	700	63,497
AO Smith Corp.	1,000	53,320
Fortune Brands Home & Security, Inc.	1,000	47,610
Johnson Controls International plc	6,700	247,498
Masco Corp.	2,100	82,551

		494,476

Commercial Services & Supplies (0.1%)
Cintas Corp.	600	121,266
Copart, Inc.*	1,400	84,826
Republic Services, Inc.	1,500	120,570
Rollins, Inc.	1,050	43,701
Waste Management, Inc.	2,800	290,948

		661,311

Construction & Engineering (0.0%)
Fluor Corp.	1,000	36,800
Jacobs Engineering Group, Inc.	800	60,152
Quanta Services, Inc.	1,000	37,740

		134,692

Electrical Equipment (0.1%)
AMETEK, Inc.	1,600	132,752
Eaton Corp. plc	3,100	249,736
Emerson Electric Co.	4,500	308,115
Rockwell Automation, Inc.	900	157,914

		848,517

Industrial Conglomerates (0.5%)
3M Co.	4,100	851,898
General Electric Co.	62,700	626,373
Honeywell International, Inc.	5,300	842,276
Roper Technologies, Inc.	700	239,379

		2,559,926

Machinery (0.5%)
Caterpillar, Inc.	4,200	569,058
Cummins, Inc.	1,000	157,870
Deere & Co.	2,300	367,632
Dover Corp.	1,000	93,800
Flowserve Corp.	900	40,626
Fortive Corp.	2,100	176,169
Illinois Tool Works, Inc.	2,200	315,766
Ingersoll-Rand plc	1,700	183,515
PACCAR, Inc.	2,400	163,536
Parker-Hannifin Corp.	900	154,458
Pentair plc	1,100	48,961
Snap-on, Inc.	400	62,608
Stanley Black & Decker, Inc.	1,100	149,787
Wabtec Corp.	1,029	75,858
Xylem, Inc.	1,200	94,848

		2,654,492

Professional Services (0.1%)
Equifax, Inc.	900	106,650
IHS Markit Ltd.*	2,600	141,388
Nielsen Holdings plc	2,400	56,808
Robert Half International, Inc.	800	52,128
Verisk Analytics, Inc.	1,200	159,600

		516,574

Road & Rail (0.3%)
CSX Corp.	5,800	433,956
JB Hunt Transport Services, Inc.	600	60,774
Kansas City Southern	700	81,186
Norfolk Southern Corp.	1,900	355,091
Union Pacific Corp.	5,200	869,440

		1,800,447

Trading Companies & Distributors (0.1%)
Fastenal Co.	2,100	135,051
United Rentals, Inc.*	600	68,550
WW Grainger, Inc.	300	90,279

		293,880

Total Industrials		16,085,437

Information Technology (6.4%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	400	125,784
Cisco Systems, Inc.	31,700	1,711,483
F5 Networks, Inc.*	400	62,772
Juniper Networks, Inc.	2,300	60,881
Motorola Solutions, Inc.	1,200	168,504

		2,129,424

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,100	198,324
Corning, Inc.	5,500	182,050
FLIR Systems, Inc.	900	42,822
IPG Photonics Corp.*	300	45,534
Keysight Technologies, Inc.*	1,300	113,360
TE Connectivity Ltd.	2,400	193,800

		775,890

IT Services (1.6%)
Accenture plc, Class A	4,600	809,692
Akamai Technologies, Inc.*	1,200	86,052
Alliance Data Systems Corp.	300	52,494
Automatic Data Processing, Inc.	3,100	495,194
Broadridge Financial Solutions, Inc.	800	82,952
Cognizant Technology Solutions Corp., Class A	4,200	304,290
DXC Technology Co.	1,900	122,189
Fidelity National Information Services, Inc.	2,300	260,130
Fiserv, Inc.*	2,800	247,184
FleetCor Technologies, Inc.*	600	147,954
Gartner, Inc.*	600	91,008
Global Payments, Inc.	1,100	150,172
International Business Machines Corp.	6,400	903,040
Jack Henry & Associates, Inc.	600	83,244
Mastercard, Inc., Class A	6,500	1,530,425
Paychex, Inc.	2,200	176,440
PayPal Holdings, Inc.*	8,400	872,256
Total System Services, Inc.	1,200	114,012
VeriSign, Inc.*	800	145,248
Visa, Inc., Class A	12,600	1,967,994
Western Union Co. (The)	3,000	55,410

		8,697,380

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	6,400	163,328
Analog Devices, Inc.	2,700	284,229
Applied Materials, Inc.	7,100	281,586
Broadcom, Inc.	2,900	872,059
Intel Corp.	32,400	1,739,880
KLA-Tencor Corp.	1,200	143,292
Lam Research Corp.	1,100	196,911
Maxim Integrated Products, Inc.	1,900	101,023
Microchip Technology, Inc.	1,700	141,032
Micron Technology, Inc.*	7,900	326,507
NVIDIA Corp.	4,400	790,064
Qorvo, Inc.*	900	64,557
QUALCOMM, Inc.	8,600	490,458
Skyworks Solutions, Inc.	1,200	98,976
Texas Instruments, Inc.	6,800	721,276
Xilinx, Inc.	1,800	228,222

		6,643,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Software (1.9%)
Adobe, Inc.*	3,500	$932,715
ANSYS, Inc.*	600	109,626
Autodesk, Inc.*	1,600	249,312
Cadence Design Systems, Inc.*	1,900	120,669
Citrix Systems, Inc.	900	89,694
Fortinet, Inc.*	1,000	83,970
Intuit, Inc.	1,900	496,679
Microsoft Corp.	55,200	6,510,288
Oracle Corp.	18,300	982,893
Red Hat, Inc.*	1,300	237,510
salesforce.com, Inc.*	5,500	871,035
Symantec Corp.	4,200	96,558
Synopsys, Inc.*	1,100	126,665

		10,907,614

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	32,300	6,135,385
Hewlett Packard Enterprise Co.	10,000	154,300
HP, Inc.	11,400	221,502
NetApp, Inc.	1,800	124,812
Seagate Technology plc	1,800	86,202
Western Digital Corp.	2,000	96,120
Xerox Corp.	1,400	44,772

		6,863,093

Total Information Technology		36,016,801

Materials (0.8%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	1,600	305,536
Albemarle Corp.	700	57,386
Celanese Corp.	900	88,749
CF Industries Holdings, Inc.	1,600	65,408
DowDuPont, Inc.	16,200	863,622
Eastman Chemical Co.	1,000	75,880
Ecolab, Inc.	1,800	317,772
FMC Corp.	1,000	76,820
International Flavors & Fragrances, Inc.	700	90,153
Linde plc	4,000	703,720
Livent Corp.*	935	11,482
LyondellBasell Industries NV, Class A	2,200	184,976
Mosaic Co. (The)	2,400	65,544
PPG Industries, Inc.	1,700	191,879
Sherwin-Williams Co. (The)	600	258,426

		3,357,353

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	400	80,472
Vulcan Materials Co.	900	106,560

		187,032

Containers & Packaging (0.1%)
Avery Dennison Corp.	600	67,800
Ball Corp.	2,300	133,078
International Paper Co.	2,800	129,556
Packaging Corp. of America	700	69,566
Sealed Air Corp.	1,100	50,666
Westrock Co.	1,700	65,195

		515,861

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	9,800	126,322
Newmont Mining Corp.	3,900	139,503
Nucor Corp.	2,300	134,205

		400,030

Total Materials		4,460,276

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	800	114,048
American Tower Corp. (REIT)	3,200	630,592
Apartment Investment & Management Co. (REIT), Class A	1,099	55,269
AvalonBay Communities, Inc. (REIT)	1,000	200,730
Boston Properties, Inc. (REIT)	1,100	147,268
Crown Castle International Corp. (REIT)	3,000	384,000
Digital Realty Trust, Inc. (REIT)	1,500	178,500
Duke Realty Corp. (REIT)	2,400	73,392
Equinix, Inc. (REIT)	600	271,896
Equity Residential (REIT)	2,700	203,364
Essex Property Trust, Inc. (REIT)	500	144,620
Extra Space Storage, Inc. (REIT)	900	91,719
Federal Realty Investment Trust (REIT)	500	68,925
HCP, Inc. (REIT)	3,200	100,160
Host Hotels & Resorts, Inc. (REIT)	5,000	94,500
Iron Mountain, Inc. (REIT)	1,900	67,374
Kimco Realty Corp. (REIT)	2,900	53,650
Macerich Co. (The) (REIT)	700	30,345
Mid-America Apartment Communities, Inc. (REIT)	800	87,464
Prologis, Inc. (REIT)	4,400	316,580
Public Storage (REIT)	1,100	239,558
Realty Income Corp. (REIT)	2,200	161,832
Regency Centers Corp. (REIT)	1,100	74,239
SBA Communications Corp. (REIT)*	800	159,728
Simon Property Group, Inc. (REIT)	2,200	400,862
UDR, Inc. (REIT)	1,800	81,828
Ventas, Inc. (REIT)	2,600	165,906
Vornado Realty Trust (REIT)	1,200	80,928
Welltower, Inc. (REIT)	2,700	209,520
Weyerhaeuser Co. (REIT)	5,100	134,334

		5,023,131

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,100	103,845

Total Real Estate		5,126,976

Utilities (1.0%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,600	75,408
American Electric Power Co., Inc.	3,600	301,500
Duke Energy Corp.	5,200	468,000
Edison International	2,400	148,608
Entergy Corp.	1,300	124,319
Evergy, Inc.	1,800	104,490
Eversource Energy	2,200	156,090
Exelon Corp.	6,800	340,884
FirstEnergy Corp.	3,600	149,796
NextEra Energy, Inc.	3,400	657,288
Pinnacle West Capital Corp.	800	76,464
PPL Corp.	5,200	165,048
Southern Co. (The)	7,400	382,432
Xcel Energy, Inc.	3,700	207,977

		3,358,304

Gas Utilities (0.0%)
Atmos Energy Corp.	800	82,344

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	4,500	81,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NRG Energy, Inc.	2,100	$89,208

		170,568

Multi-Utilities (0.3%)
Ameren Corp.	1,700	125,035
CenterPoint Energy, Inc.	3,300	101,310
CMS Energy Corp.	1,900	105,526
Consolidated Edison, Inc.	2,300	195,063
Dominion Energy, Inc.	5,769	442,251
DTE Energy Co.	1,300	162,162
NiSource, Inc.	2,500	71,650
Public Service Enterprise Group, Inc.	3,700	219,817
Sempra Energy	2,000	251,720
WEC Energy Group, Inc.	2,300	181,884

		1,856,418

Water Utilities (0.0%)
American Water Works Co., Inc.	1,300	135,538

Total Utilities		5,603,172

Total Common Stocks (30.0%) (Cost $162,113,277)		168,888,975

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (41.1%)
U.S. Treasury Notes 2.375%, 5/15/27	$231,390,000	231,610,538

Total Long-Term Debt Securities (41.1%) (Cost $223,220,751)		231,610,538

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (24.5%)
Goldman Sachs Financial Square Funds - Government Fund‡	25,730,718	25,730,718
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	25,205,601	25,205,601
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	24,943,043	24,943,043
JPMorgan Prime Money Market Fund, IM Shares	62,073,566	62,092,187

Total Investment Companies		137,971,549

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $54,796, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $55,880.(xx)	$54,785	54,785
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $1,587, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $1,700.(xx)	1,587	1,587

Total Repurchase Agreements		56,372

Total Short-Term Investments (24.5%) (Cost $138,021,382)		138,027,921

Total Investments in Securities (95.6%) (Cost $523,355,410)		538,527,434
Other Assets Less Liabilities (4.4%)		24,682,364

Net Assets (100%)		$563,209,798

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $105,916. This was collateralized by $53,365 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-11/15/48 and by cash of $56,372 which was subsequently invested in joint repurchase agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Goldman Sachs Financial Square Funds - Government Fund	25,730,718	25,730,718	—	—	—	—	25,730,718	147,610	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	25,205,601	25,205,601	—	—	—	—	25,205,601	142,877	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	24,943,043	24,943,043	—	—	—	—	24,943,043	138,554	—

Total		75,879,362	—	—	—	—	75,879,362	429,041	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,141	6/2019	EUR	41,878,875	504,864
FTSE 100 Index	302	6/2019	GBP	28,365,706	551,323
Russell 2000 E-Mini Index	365	6/2019	USD	28,174,350	229,643
S&P Midcap 400 E-Mini Index	222	6/2019	USD	42,202,200	784,617
TOPIX Index	193	6/2019	JPY	27,723,180	(142,071)

					1,928,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$17,092,707	$—	$—	$17,092,707
Consumer Discretionary	17,216,996	—	—	17,216,996
Consumer Staples	12,411,887	—	—	12,411,887
Energy	9,132,261	—	—	9,132,261
Financials	20,951,266	—	—	20,951,266
Health Care	24,791,196	—	—	24,791,196
Industrials	16,085,437	—	—	16,085,437
Information Technology	36,016,801	—	—	36,016,801
Materials	4,460,276	—	—	4,460,276
Real Estate	5,126,976	—	—	5,126,976
Utilities	5,603,172	—	—	5,603,172
Futures	2,070,447	—	—	2,070,447
Short-Term Investments
Investment Companies	137,971,549	—	—	137,971,549
Repurchase Agreements	—	56,372	—	56,372
U.S. Treasury Obligation	—	231,610,538	—	231,610,538

Total Assets	$308,930,971	$231,666,910	$—	$540,597,881

Liabilities:
Futures	$(142,071)	$—	$—	$(142,071)

Total Liabilities	$(142,071)	$—	$—	$(142,071)

Total	$308,788,900	$231,666,910	$—	$540,455,810

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,760,356
Aggregate gross unrealized depreciation	(1,958,568)

Net unrealized appreciation	$19,801,788

Federal income tax cost of investments in securities and derivative instruments, if applicable	$520,654,022

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.4%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleos Mexicanos
2.378%, 4/15/25	$3,058,250	$3,035,313
2.460%, 12/15/25	3,500,000	3,419,430

Total Energy		6,454,743

Financials (0.3%)
Diversified Financial Services (0.3%)
Private Export Funding Corp.
Series II
2.050%, 11/15/22	10,325,000	10,186,421
Series KK
3.550%, 1/15/24	5,979,000	6,277,309
Series MM
2.300%, 9/15/20(x)	2,500,000	2,494,206
Series NN
3.250%, 6/15/25	2,500,000	2,607,627

Total Financials		21,565,563

Total Corporate Bonds		28,020,306

Foreign Government Securities (1.9%)
Iraq Government AID Bond
2.149%, 1/18/22	19,135,000	18,983,780
Kingdom of Jordan
2.578%, 6/30/22	20,000,000	20,054,000
3.000%, 6/30/25	6,301,000	6,451,594
State of Israel
5.500%, 9/18/23	20,000,000	22,594,718
5.500%, 4/26/24	27,579,000	31,606,557
Ukraine Government AID Bonds
1.847%, 5/29/20	22,531,000	22,359,764
1.471%, 9/29/21	25,000,000	24,362,500

Total Foreign Government Securities		146,412,913

U.S. Government Agency Securities (48.4%)
FFCB
1.400%, 2/24/20	10,000,000	9,910,291
1.400%, 4/13/20	2,500,000	2,468,024
2.375%, 4/13/20	5,000,000	5,006,710
1.550%, 5/8/20	12,000,000	11,901,400
2.550%, 5/15/20	5,000,000	5,015,459
1.680%, 10/13/20	20,000,000	19,807,954
1.750%, 10/26/20	10,000,000	9,911,930
1.900%, 11/27/20	10,000,000	9,928,949
2.350%, 2/12/21	10,000,000	9,998,039
2.550%, 3/11/21	20,000,000	20,068,928
1.620%, 4/20/21	10,000,000	9,783,980
1.550%, 5/17/21	10,000,000	9,766,996
2.875%, 5/26/21	10,000,000	10,111,567
1.620%, 6/14/21	5,000,000	4,892,364
1.500%, 7/6/21	5,000,000	4,877,905
2.700%, 8/27/21	15,000,000	15,148,216
1.950%, 11/2/21	15,000,000	14,880,078
3.050%, 11/15/21	35,000,000	35,667,289
1.680%, 1/5/22	5,000,000	4,869,571
2.600%, 1/18/22	15,000,000	15,145,077
2.530%, 2/14/22	15,000,000	15,096,672
2.550%, 3/1/22	15,000,000	15,140,522
1.980%, 6/13/23	10,000,000	9,762,233
2.875%, 7/17/23	20,000,000	20,446,274
FHLB
1.700%, 5/15/20	35,000,000	34,598,571
2.625%, 5/28/20	62,000,000	62,227,422
1.750%, 7/13/20	25,000,000	24,819,597
1.830%, 7/29/20	20,000,000	19,878,556
1.800%, 8/28/20	20,000,000	19,851,652
2.875%, 9/11/20	50,000,000	50,336,480
1.375%, 9/28/20	90,000,000	88,652,223
2.625%, 10/1/20	70,000,000	70,342,790
2.520%, 10/9/20	25,000,000	25,009,168
3.050%, 11/2/20	5,000,000	5,002,888
1.950%, 11/5/20	25,000,000	24,731,935
3.125%, 12/11/20	15,000,000	15,200,557
5.250%, 12/11/20	9,815,000	10,289,945
2.550%, 1/11/21	25,000,000	25,011,308
2.300%, 1/26/21	25,000,000	24,957,460
2.200%, 1/29/21	35,000,000	34,863,860
2.250%, 1/29/21(x)	75,000,000	74,831,078
1.870%, 2/10/21	20,000,000	19,836,192
1.375%, 2/18/21(x)	40,000,000	39,363,488
2.650%, 3/11/21	20,000,000	20,002,310
1.750%, 3/12/21	20,000,000	19,793,892
5.625%, 6/11/21	1,850,000	1,982,649
1.125%, 7/14/21	77,500,000	75,549,371
2.750%, 9/13/21	25,000,000	25,004,313
3.000%, 10/12/21(x)	50,000,000	50,937,050
1.875%, 11/29/21	88,500,000	87,564,201
2.625%, 12/10/21	9,825,000	9,914,330
2.250%, 3/11/22(x)	5,000,000	4,999,444
2.900%, 3/28/22	30,000,000	30,007,467
2.300%, 7/19/22	5,000,000	4,962,475
2.160%, 8/17/22	25,000,000	24,741,778
3.125%, 9/9/22	50,000,000	51,425,965
2.150%, 9/26/22	30,000,000	29,544,369
2.260%, 10/4/22	30,000,000	29,735,094
2.500%, 12/9/22	20,000,000	20,145,004
2.510%, 12/29/22	25,000,000	24,850,037
3.250%, 6/9/23	10,000,000	10,355,329
3.375%, 9/8/23	50,000,000	52,092,850
3.000%, 11/28/23	10,000,000	10,016,194
3.250%, 1/30/24	30,000,000	30,017,658
2.500%, 2/13/24(x)	21,865,000	22,092,608
2.875%, 6/14/24	13,085,000	13,391,977
2.875%, 9/13/24	36,180,000	37,069,084
2.750%, 12/13/24	10,000,000	10,191,171
3.125%, 6/13/25	10,000,000	10,373,622
3.250%, 6/9/28	20,000,000	20,881,126
3.250%, 11/16/28	46,335,000	48,707,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC
1.800%, 4/13/20	$10,000,000	$9,945,563
1.375%, 4/20/20(x)	50,000,000	49,476,125
2.500%, 4/23/20	53,000,000	53,035,611
1.375%, 5/1/20	87,500,000	86,504,661
1.850%, 7/13/20	35,000,000	34,643,735
1.625%, 9/29/20(x)	32,610,000	32,278,144
1.700%, 9/29/20	10,000,000	9,866,076
1.875%, 11/17/20	10,000,000	9,928,308
1.330%, 12/30/20	5,000,000	4,904,136
2.375%, 2/16/21	60,000,000	60,091,512
2.600%, 4/1/21	10,000,000	9,998,884
1.125%, 8/12/21	40,000,000	38,893,444
1.930%, 8/27/21	10,000,000	9,860,179
2.375%, 1/13/22	90,000,000	90,213,624
2.950%, 1/25/22	15,000,000	15,004,979
2.700%, 4/5/22	10,000,000	9,995,088
2.750%, 4/12/22	15,000,000	15,000,000
2.550%, 1/30/23	20,000,000	19,880,688
2.753%, 1/30/23	25,000,000	24,968,900
2.750%, 6/19/23(x)	70,000,000	71,213,919
3.020%, 11/28/23	25,000,000	25,014,973
3.080%, 2/20/24	25,000,000	25,020,875
3.030%, 3/14/24	15,000,000	15,015,213
FNMA
1.500%, 6/22/20	60,000,000	59,379,378
1.500%, 7/30/20	5,000,000	4,944,153
1.440%, 9/30/20	10,000,000	9,879,847
1.900%, 10/27/20	10,000,000	9,879,277
2.875%, 10/30/20	100,000,000	100,844,390
1.400%, 11/10/20	10,000,000	9,797,049
1.500%, 11/30/20	50,000,000	49,301,650
1.875%, 12/28/20	64,703,000	64,169,821
1.375%, 2/26/21(x)	50,000,000	49,105,605
2.500%, 4/13/21	50,000,000	50,253,255
1.250%, 5/6/21(x)	30,000,000	29,363,469
2.750%, 6/22/21	47,000,000	47,458,612
1.250%, 8/17/21	60,000,000	58,517,220
1.375%, 10/7/21	50,000,000	48,937,285
2.000%, 1/5/22	45,000,000	44,691,498
2.625%, 1/11/22	63,640,000	64,303,237
1.875%, 4/5/22(x)	55,000,000	54,343,883
2.000%, 10/5/22	25,000,000	24,758,813
2.375%, 1/19/23(x)	50,000,000	50,159,355
2.875%, 9/12/23(x)	20,000,000	20,470,138
2.500%, 2/5/24(x)	61,045,000	61,586,292
2.625%, 9/6/24(x)	85,000,000	86,265,234
2.125%, 4/24/26	99,485,000	97,231,953
1.875%, 9/24/26	70,000,000	67,025,644
NCUA Guaranteed Notes
3.450%, 6/12/21	280,000	285,693
Tennessee Valley Authority
3.875%, 2/15/21	10,345,000	10,631,480
1.875%, 8/15/22	12,000,000	11,814,645
2.875%, 9/15/24	20,000,000	20,450,704
6.750%, 11/1/25(x)	15,779,000	19,828,253
2.875%, 2/1/27	38,000,000	38,256,637

Total U.S. Government Agency Securities		3,720,449,698

U.S. Treasury Obligations (38.1%)
U.S. Treasury Bonds
7.875%, 2/15/21(x)	2,800,000	3,082,844
8.125%, 5/15/21	3,250,000	3,637,283
8.000%, 11/15/21	2,800,000	3,203,288
7.125%, 2/15/23	2,000,000	2,358,703
6.250%, 8/15/23	1,000,000	1,165,086
U.S. Treasury Notes
1.125%, 4/30/20	5,000,000	4,932,735
1.500%, 5/31/20	5,000,000	4,948,301
2.500%, 5/31/20	10,000,000	10,012,773
1.625%, 6/30/20	8,000,000	7,924,375
2.500%, 6/30/20	28,000,000	28,036,532
1.500%, 7/15/20	28,000,000	27,688,282
1.625%, 7/31/20	50,000,000	49,501,760
1.500%, 8/15/20	37,000,000	36,559,178
2.625%, 8/15/20	10,000,000	10,031,758
1.375%, 8/31/20	13,000,000	12,819,167
1.375%, 9/30/20	10,000,000	9,854,844
1.750%, 10/31/20	12,500,000	12,383,399
2.875%, 10/31/20	10,000,000	10,081,094
1.625%, 11/30/20	10,000,000	9,884,336
2.000%, 11/30/20	5,000,000	4,972,266
1.750%, 12/31/20	15,000,000	14,852,754
2.375%, 12/31/20	5,000,000	5,003,985
2.000%, 1/15/21	30,000,000	29,834,766
1.375%, 1/31/21	30,000,000	29,495,157
2.250%, 2/15/21	4,000,000	3,995,812
3.625%, 2/15/21	20,000,000	20,478,984
1.125%, 2/28/21	23,750,000	23,228,614
1.250%, 3/31/21	25,000,000	24,505,860
2.250%, 3/31/21	5,000,000	4,997,285
1.375%, 4/30/21	40,000,000	39,270,312
2.250%, 4/30/21	30,000,000	29,981,484
3.125%, 5/15/21	10,000,000	10,170,703
1.375%, 5/31/21	33,000,000	32,373,257
2.000%, 5/31/21	15,000,000	14,910,938
1.125%, 6/30/21	30,000,000	29,268,984
1.125%, 7/31/21	15,000,000	14,613,046
2.250%, 7/31/21	15,000,000	14,991,914
1.125%, 8/31/21	50,000,000	48,669,140
2.000%, 8/31/21	20,000,000	19,873,594
1.125%, 9/30/21	45,000,000	43,794,139
2.125%, 9/30/21	25,000,000	24,917,578
1.250%, 10/31/21	25,000,000	24,370,702
2.000%, 11/15/21	35,000,000	34,780,704
1.750%, 11/30/21	15,000,000	14,806,054
1.875%, 11/30/21	42,500,000	42,080,644
2.000%, 12/31/21	14,550,000	14,459,972
2.125%, 12/31/21	40,000,000	39,866,564
1.500%, 1/31/22	18,175,000	17,804,826
1.875%, 1/31/22	35,000,000	34,643,711
1.750%, 2/28/22	25,000,000	24,653,515
1.875%, 2/28/22	30,000,000	29,688,750
1.750%, 3/31/22	20,000,000	19,716,718
1.875%, 3/31/22	40,000,000	39,593,124
1.750%, 4/30/22	35,000,000	34,485,938
1.875%, 4/30/22	25,000,000	24,727,930
1.750%, 5/15/22	46,000,000	45,319,343
1.750%, 5/31/22	25,000,000	24,627,930
1.875%, 5/31/22	25,000,000	24,724,218
1.750%, 6/30/22	45,000,000	44,325,351
2.125%, 6/30/22	12,000,000	11,959,031
1.875%, 7/31/22	25,000,000	24,709,375
1.625%, 8/15/22	40,000,000	39,200,936
1.625%, 8/31/22	40,000,000	39,197,500
1.750%, 9/30/22	37,500,000	36,884,471
1.875%, 9/30/22	10,000,000	9,881,562
1.875%, 10/31/22	13,000,000	12,837,703
2.000%, 10/31/22	15,000,000	14,879,062
1.625%, 11/15/22	19,500,000	19,087,758
2.000%, 11/30/22	10,000,000	9,916,875
2.125%, 12/31/22	25,000,000	24,897,460
1.750%, 1/31/23	35,000,000	34,373,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 1/31/23	$35,000,000	$35,176,914
2.000%, 2/15/23	20,000,000	19,822,500
1.500%, 2/28/23	18,000,000	17,505,140
1.500%, 3/31/23	39,000,000	37,899,775
2.500%, 3/31/23	9,000,000	9,090,422
1.625%, 4/30/23	6,000,000	5,855,672
1.750%, 5/15/23	12,500,000	12,257,618
1.625%, 5/31/23	7,500,000	7,316,543
1.375%, 6/30/23	30,000,000	28,949,766
1.250%, 7/31/23	41,000,000	39,324,445
2.500%, 8/15/23	45,000,000	45,480,938
1.375%, 8/31/23	3,125,000	3,011,157
2.750%, 8/31/23	45,000,000	45,959,765
1.375%, 9/30/23	50,000,000	48,140,625
1.625%, 10/31/23	30,000,000	29,193,750
2.750%, 11/15/23	11,500,000	11,750,664
2.125%, 11/30/23	28,000,000	27,845,345
2.250%, 12/31/23	31,000,000	30,997,337
2.250%, 1/31/24	28,000,000	27,998,031
2.500%, 1/31/24	9,000,000	9,104,555
2.750%, 2/15/24	20,000,000	20,457,188
2.125%, 2/29/24	49,000,000	48,710,591
2.375%, 2/29/24(x)	5,000,000	5,032,813
2.125%, 3/31/24	57,000,000	56,682,493
2.000%, 4/30/24	35,000,000	34,566,875
2.500%, 5/15/24	28,000,000	28,318,937
2.000%, 5/31/24	38,000,000	37,525,000
2.000%, 6/30/24	19,000,000	18,750,773
2.125%, 7/31/24	35,000,000	34,748,710
2.375%, 8/15/24	20,000,000	20,100,468
1.875%, 8/31/24	48,000,000	47,039,626
2.125%, 9/30/24	13,000,000	12,897,929
2.250%, 10/31/24	17,000,000	16,973,437
2.250%, 11/15/24	15,000,000	14,970,000
2.250%, 12/31/24	22,000,000	21,958,578
2.000%, 2/15/25	15,000,000	14,754,024
2.125%, 5/15/25	30,000,000	29,681,952
2.875%, 7/31/25	18,000,000	18,598,219
2.000%, 8/15/25	46,000,000	45,138,218
2.750%, 8/31/25	15,000,000	15,387,891
1.625%, 2/15/26	35,000,000	33,440,312
1.625%, 5/15/26	35,000,000	33,382,342
1.500%, 8/15/26	33,500,000	31,592,071
2.000%, 11/15/26	32,500,000	31,708,826
2.250%, 2/15/27	21,000,000	20,840,039
2.250%, 8/15/27	20,000,000	19,809,062
2.250%, 11/15/27	39,500,000	39,081,545
2.750%, 2/15/28	26,600,000	27,358,515
2.875%, 5/15/28	16,000,000	16,620,125
2.875%, 8/15/28	33,000,000	34,289,577
3.125%, 11/15/28	24,500,000	25,990,480
2.625%, 2/15/29	36,000,000	36,663,750

Total U.S. Treasury Obligations		2,930,558,921

Total Long-Term Debt Securities (88.8%) (Cost $6,820,745,285)		6,825,441,838

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.6%)
iShares 1-3 Year Treasury Bond ETF	1,388,450	116,796,414
iShares 3-7 Year Treasury Bond ETF	6,067	747,454
iShares 7-10 Year Treasury Bond ETF(x)	1,083,450	115,571,612
Schwab Intermediate-Term U.S. Treasury ETF	950,000	51,091,000
Schwab Short-Term U.S. Treasury ETF	950,000	47,680,500
Vanguard Intermediate-Term Treasury ETF	3,900,000	251,472,000
Vanguard Short-Term Treasury ETF	3,900,000	235,638,000

Total Exchange Traded Funds (10.6%) (Cost $796,745,421)		818,996,980

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.1%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $35,516,912, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $36,210,007.(xx)	$35,500,000	35,500,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $3,991,413, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $4,070,377.(xx)	3,990,565	3,990,565
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $10,002,125, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $10,202,138.(xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 2.60%, dated 3/29/19, due 4/5/19, repurchase price $3,001,517, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.875%-7.125%, maturing 10/31/19-8/15/48; total market value $3,248,892.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $6,056,940, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $6,487,748.(xx)	6,055,643	6,055,643

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $10,002,125, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $10,200,000.(xx)	$10,000,000	$10,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $9,004,235, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.875%, maturing 6/20/19-8/15/47; total market value $9,180,006.(xx)	9,000,000	9,000,000
Societe Generale SA, 2.51%, dated 3/29/19, due 4/1/19, repurchase price $51,010,668, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $56,722,286.(xx)	51,000,000	51,000,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $30,014,817, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $33,366,051.(xx)	30,000,000	30,000,000

Total Repurchase Agreements		158,546,208

Total Short-Term Investments (2.1%) (Cost $158,546,208)		158,546,208

Total Investments in Securities (101.5%) (Cost $7,776,036,914)		7,802,985,026
Other Assets Less Liabilities (-1.5%)		(113,903,197)

Net Assets (100%)		$7,689,081,829

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $201,814,640. This was collateralized by $47,742,117 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 5/15/19-2/15/47 and by cash of $158,546,208 which was subsequently invested in joint repurchase agreements.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

NCUA — National Credit Union Administration

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$6,454,743	$—	$6,454,743
Financials	—	21,565,563	—	21,565,563
Exchange Traded Funds	818,996,980	—	—	818,996,980
Foreign Government Securities	—	146,412,913	—	146,412,913
Short-Term Investments
Repurchase Agreements	—	158,546,208	—	158,546,208
U.S. Government Agency Securities	—	3,720,449,698	—	3,720,449,698
U.S. Treasury Obligations	—	2,930,558,921	—	2,930,558,921

Total Assets	$818,996,980	$6,983,988,046	$—	$7,802,985,026

Total Liabilities	$—	$—	$—	$—

Total	$818,996,980	$6,983,988,046	$—	$7,802,985,026

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,257,155
Aggregate gross unrealized depreciation	(40,041,900)

Net unrealized appreciation	$26,215,255

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,776,769,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.7%)
Abacus Property Group (REIT)(x)	43,136	$113,939
Adelaide Brighton Ltd.	53,067	169,561
Afterpay Touch Group Ltd.*	22,401	333,227
AGL Energy Ltd.	87,409	1,351,150
ALS Ltd.	65,378	352,340
Altium Ltd.	15,643	358,988
Alumina Ltd.	309,562	531,927
Amcor Ltd.	153,855	1,681,276
AMP Ltd.	388,873	579,850
Ansell Ltd.	17,867	322,490
APA Group	156,774	1,110,947
Appen Ltd.	11,859	187,608
ARB Corp. Ltd.	9,464	115,582
Ardent Leisure Group Ltd.	50,501	40,699
Aristocrat Leisure Ltd.	84,639	1,473,000
ASX Ltd.	25,716	1,275,254
Atlas Arteria Ltd.	87,804	450,133
Aurizon Holdings Ltd.	263,800	852,266
Ausdrill Ltd.(x)	67,915	78,604
AusNet Services	226,555	285,536
Australia & New Zealand Banking Group Ltd.	384,498	7,106,523
Australian Pharmaceutical Industries Ltd.	48,628	52,310
Aveo Group(x)	56,301	78,754
Bank of Queensland Ltd.	52,967	342,244
Bapcor Ltd.(x)	37,525	147,078
Beach Energy Ltd.	227,896	333,344
Bega Cheese Ltd.(x)	28,397	92,146
Bellamy’s Australia Ltd.(x)*	11,483	90,504
Bendigo & Adelaide Bank Ltd.(x)	64,084	440,467
BHP Group Ltd.	391,011	10,686,262
BHP Group plc	341,738	8,228,057
Bingo Industries Ltd.(m)(x)	56,665	61,560
Blackmores Ltd.(x)	1,678	110,961
BlueScope Steel Ltd.	73,496	727,992
Boral Ltd.	155,745	507,593
Brambles Ltd.	209,975	1,753,331
Bravura Solutions Ltd.	28,359	110,146
Breville Group Ltd.	12,021	138,958
Brickworks Ltd.	10,460	128,638
BWP Trust (REIT)	64,547	171,410
Caltex Australia Ltd.	34,841	648,405
carsales.com Ltd.	32,138	288,668
Challenger Ltd.	76,418	449,278
Charter Hall Group (REIT)(x)	61,694	449,886
Charter Hall Long Wale REIT (REIT)	30,210	97,815
Charter Hall Retail REIT (REIT)	43,831	144,718
CIMIC Group Ltd.	13,015	445,985
Cleanaway Waste Management Ltd.	264,452	416,859
Coca-Cola Amatil Ltd.	67,536	414,802
Cochlear Ltd.	7,616	937,053
Coles Group Ltd.*	150,626	1,267,381
Commonwealth Bank of Australia	233,788	11,726,322
Computershare Ltd.	66,945	811,886
Corporate Travel Management Ltd.(x)	10,811	195,440
Costa Group Holdings Ltd.	41,973	153,187
Credit Corp. Group Ltd.	6,240	98,317
Cromwell Property Group (REIT)	215,611	167,639
Crown Resorts Ltd.(x)	47,730	390,082
CSL Ltd.	60,111	8,320,393
CSR Ltd.(x)	67,648	159,471
Dexus (REIT)	134,066	1,212,766
Domain Holdings Australia Ltd.(x)	28,803	52,151
Domino’s Pizza Enterprises Ltd.	8,316	256,385
Downer EDI Ltd.	81,039	441,921
DuluxGroup Ltd.	50,852	267,195
Eclipx Group Ltd.	39,988	18,172
Elders Ltd.	14,819	63,870
Emeco Holdings Ltd.*	29,823	40,869
Estia Health Ltd.	31,206	59,605
Evolution Mining Ltd.	200,904	522,106
Flight Centre Travel Group Ltd.	7,686	229,485
Fortescue Metals Group Ltd.	227,478	1,148,412
G8 Education Ltd.(x)	59,278	127,534
Galaxy Resources Ltd.(x)*	53,579	71,522
Goodman Group (REIT)	212,910	2,018,209
GPT Group (The) (REIT)	238,564	1,051,927
GrainCorp Ltd., Class A	30,457	198,527
Growthpoint Properties Australia Ltd. (REIT)	34,753	102,407
GUD Holdings Ltd.	11,376	96,365
GWA Group Ltd.(x)	35,276	79,652
Harvey Norman Holdings Ltd.(x)	83,818	239,250
Healius Ltd.	65,076	121,525
Healthscope Ltd.	170,409	294,027
HUB24 Ltd.	7,441	73,176
IDP Education Ltd.	16,700	172,769
Iluka Resources Ltd.	55,674	355,782
Incitec Pivot Ltd.	222,681	493,318
Independence Group NL	61,240	211,330
Inghams Group Ltd.	32,485	100,798
Insurance Australia Group Ltd.	306,968	1,673,953
InvoCare Ltd.(x)	14,705	148,371
IOOF Holdings Ltd.(x)	40,142	174,437
IPH Ltd.	25,103	125,484
IRESS Ltd.	22,573	209,485
JB Hi-Fi Ltd.	14,937	264,620
Lendlease Group	77,929	685,029
Link Administration Holdings Ltd.	70,098	367,325
Lynas Corp. Ltd.(x)*	85,682	127,152
Macquarie Group Ltd.	42,042	3,863,436
Magellan Financial Group Ltd.	18,592	480,921
Mayne Pharma Group Ltd.*	184,355	90,976
McMillan Shakespeare Ltd.(x)	10,560	89,978
Medibank Pvt Ltd.	365,858	716,986
Metcash Ltd.(x)	120,974	227,629
Mineral Resources Ltd.	20,845	233,856
Mirvac Group (REIT)	492,209	961,106
Monadelphous Group Ltd.(x)	12,330	151,898
MYOB Group Ltd.	57,860	136,808
Nanosonics Ltd.(x)*	33,384	103,351
National Australia Bank Ltd.	362,561	6,505,419
National Storage REIT (REIT)	82,354	103,209
Navitas Ltd.	40,793	167,418
New Hope Corp. Ltd.	43,387	92,729
Newcrest Mining Ltd.	101,407	1,836,823
NEXTDC Ltd.(x)*	45,784	205,131
nib holdings Ltd.(x)	60,619	225,543
Nine Entertainment Co. Holdings Ltd.	209,629	254,528
Northern Star Resources Ltd.	84,999	540,164
Nufarm Ltd.(x)	36,070	120,630
Oil Search Ltd.	175,713	979,405
oOh!media Ltd.	30,667	84,705
Orica Ltd.	50,134	627,586
Origin Energy Ltd.	233,515	1,193,813
Orocobre Ltd.(x)*	29,611	70,855
Orora Ltd.	158,830	337,204
OZ Minerals Ltd.	41,519	312,494
Pact Group Holdings Ltd.(x)	29,694	58,825
Pendal Group Ltd.(x)	33,481	219,902
Perpetual Ltd.(x)	6,300	173,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Pilbara Minerals Ltd.(x)*	204,472	$114,696
Pinnacle Investment Management Group Ltd.(x)	17,053	64,175
Platinum Asset Management Ltd.(x)	28,786	93,817
Premier Investments Ltd.	12,793	147,700
Qantas Airways Ltd.	227,103	912,700
QBE Insurance Group Ltd.	181,328	1,584,936
Qube Holdings Ltd.(x)	192,072	381,866
Ramsay Health Care Ltd.(x)	17,256	788,456
REA Group Ltd.	6,503	344,924
Regis Resources Ltd.	65,559	246,716
Resolute Mining Ltd.	91,822	78,890
Rio Tinto Ltd.	49,315	3,428,428
Rio Tinto plc	182,073	10,578,859
Sandfire Resources NL(x)	20,676	101,446
Santos Ltd.	234,039	1,135,005
Saracen Mineral Holdings Ltd.(x)*	104,152	214,464
Scentre Group (REIT)	707,311	2,064,149
SEEK Ltd.	46,560	579,871
Seven Group Holdings Ltd.(x)	15,396	192,402
Seven West Media Ltd.*	116,379	40,491
Shopping Centres Australasia Property Group (REIT)	117,234	219,759
Sigma Healthcare Ltd.(x)	140,726	52,459
SmartGroup Corp. Ltd.	12,661	71,200
Sonic Healthcare Ltd.	60,528	1,055,537
South32 Ltd.	682,643	1,807,971
Southern Cross Media Group Ltd.	100,110	83,167
Spark Infrastructure Group	221,393	358,416
SpeedCast International Ltd.	29,732	79,167
St Barbara Ltd.	68,382	163,629
Star Entertainment Grp Ltd. (The)	109,755	325,754
Steadfast Group Ltd.	102,717	231,201
Stockland (REIT)	324,092	885,968
Suncorp Group Ltd.(x)	172,171	1,684,605
Super Retail Group Ltd.(x)	18,258	104,102
Sydney Airport	299,099	1,577,948
Syrah Resources Ltd.(x)*	40,363	30,666
Tabcorp Holdings Ltd.	267,539	877,643
Tassal Group Ltd.	21,981	75,853
Technology One Ltd.(x)	32,204	182,932
Telstra Corp. Ltd.	1,579,976	3,724,582
TPG Telecom Ltd.	45,514	224,605
Transurban Group	346,452	3,247,177
Treasury Wine Estates Ltd.	95,473	1,012,114
Vicinity Centres (REIT)	426,891	788,096
Virgin Australia International Holdings Pty. Ltd.(r)*	190,064	—
Viva Energy Group Ltd.(m)(x)	141,397	245,977
Viva Energy REIT (REIT)	61,206	110,387
Vocus Group Ltd.(x)*	81,734	214,150
Washington H Soul Pattinson & Co. Ltd.	15,604	291,505
Webjet Ltd.	17,190	177,594
Wesfarmers Ltd.	150,626	3,705,886
Western Areas Ltd.(x)	34,475	55,078
Westpac Banking Corp.	456,299	8,397,953
Whitehaven Coal Ltd.(x)	93,276	268,234
WiseTech Global Ltd.	15,171	249,053
Woodside Petroleum Ltd.	124,351	3,056,788
Woolworths Group Ltd.	174,470	3,766,026
WorleyParsons Ltd.	41,527	417,525

		168,534,207

Belgium (1.1%)
Anheuser-Busch InBev SA/NV	197,072	16,526,858

Chile (0.1%)
Antofagasta plc	56,846	715,217

Finland (0.5%)
Nokia OYJ	1,298,662	7,391,672

France (15.5%)
Air Liquide SA(x)	98,953	12,581,910
Airbus SE	131,666	17,413,398
BNP Paribas SA	434,761	20,780,605
Danone SA	148,382	11,433,279
Engie SA	428,492	6,383,177
EssilorLuxottica SA	67,147	7,334,871
Kering SA	17,197	9,861,423
L’Oreal SA	56,398	15,170,816
LVMH Moet Hennessy Louis Vuitton SE	61,525	22,630,238
Orange SA	471,719	7,672,686
Safran SA	83,420	11,439,713
Sanofi	260,268	22,988,586
Schneider Electric SE	126,561	9,929,368
Societe Generale SA	304,624	8,807,626
TOTAL SA	608,737	33,814,768
Unibail-Rodamco-Westfield (CHDI) (REIT)	53,004	435,443
Unibail-Rodamco-Westfield (REIT)(x)	31,865	5,223,710
Vinci SA	127,921	12,443,919
Vivendi SA	221,767	6,425,655

		242,771,191

Germany (10.7%)
adidas AG	42,445	10,312,906
Allianz SE (Registered)	97,806	21,754,068
BASF SE	211,639	15,557,218
Bayer AG (Registered)	214,882	13,884,128
Bayerische Motoren Werke AG	73,837	5,694,332
Daimler AG (Registered)	205,767	12,060,300
Deutsche Post AG (Registered)	226,426	7,365,808
Deutsche Telekom AG (Registered)	747,271	12,401,927
Fresenius SE & Co. KGaA	94,485	5,273,990
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	34,457	8,155,601
SAP SE	249,249	28,798,291
Siemens AG (Registered)	185,206	19,931,998
TUI AG	71,454	684,588
Volkswagen AG (Preference)(q)	42,184	6,639,929

		168,515,084

Ireland (0.8%)
CRH plc (Irish Stock Exchange)	194,337	6,027,631
CRH plc (London Stock Exchange)	134,831	4,170,752
James Hardie Industries plc (CHDI)	59,186	762,334
Paddy Power Betfair plc	12,643	978,956
Smurfit Kappa Group plc	38,992	1,093,912

		13,033,585

Italy (2.0%)
Enel SpA	1,790,017	11,453,355
Eni SpA	585,345	10,344,246
Intesa Sanpaolo SpA	3,760,654	9,158,393

		30,955,994

Japan (24.0%)
77 Bank Ltd. (The)	6,800	94,917
ABC-Mart, Inc.	3,700	220,004
Acom Co. Ltd.	43,220	154,037
Adastria Co. Ltd.	3,880	85,946
ADEKA Corp.	11,400	166,942
Advantest Corp.(x)	14,500	336,628
Aeon Co. Ltd.	72,146	1,507,951
Aeon Delight Co. Ltd.	2,300	89,340
AEON Financial Service Co. Ltd.	15,900	323,222
Aeon Mall Co. Ltd.	9,610	157,811
AGC, Inc.	18,033	631,310

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Ai Holdings Corp.	4,238	$69,939
Aica Kogyo Co. Ltd.	6,000	199,765
Aichi Bank Ltd. (The)	1,720	53,309
Aichi Steel Corp.	2,010	62,297
Aiful Corp.*	20,636	51,762
Ain Holdings, Inc.(x)	2,920	219,204
Air Water, Inc.	14,881	215,367
Aisan Industry Co. Ltd.	7,700	47,244
Aisin Seiki Co. Ltd.	16,614	592,875
Ajinomoto Co., Inc.	44,469	709,787
Alfresa Holdings Corp.	21,104	599,816
Alpen Co. Ltd.(x)	4,000	61,716
Alps Alpine Co. Ltd.	23,274	485,094
Amada Holdings Co. Ltd.	36,000	355,680
Amano Corp.	5,299	124,646
ANA Holdings, Inc.	32,577	1,193,089
Anritsu Corp.(x)	11,754	217,411
AOKI Holdings, Inc.	2,367	24,753
Aoyama Trading Co. Ltd.	3,805	86,379
Aozora Bank Ltd.	10,221	252,320
Aplus Financial Co. Ltd.*	56,918	44,166
Arata Corp.	2,202	75,797
Ariake Japan Co. Ltd.	1,887	100,794
As One Corp.	1,477	117,275
Asahi Group Holdings Ltd.	38,341	1,705,505
Asahi Intecc Co. Ltd.	7,021	329,416
Asahi Kasei Corp.	135,453	1,395,717
Asanuma Corp.(x)	3,424	76,000
Asics Corp.	22,000	294,776
ASKUL Corp.	2,274	56,670
Astellas Pharma, Inc.	171,074	2,560,013
Autobacs Seven Co. Ltd.(x)	12,300	204,205
Avex, Inc.	5,735	76,377
Awa Bank Ltd. (The)	2,224	56,468
Azbil Corp.	12,540	292,936
Bandai Namco Holdings, Inc.	19,919	932,776
Bank of Kyoto Ltd. (The)	7,170	299,532
Bell System24 Holdings, Inc.	7,453	91,994
Benefit One, Inc.	5,370	105,239
Benesse Holdings, Inc.	8,700	225,683
Bic Camera, Inc.	10,045	105,408
Bridgestone Corp.	56,522	2,175,610
Brother Industries Ltd.	25,801	476,770
Calbee, Inc.	10,696	287,787
Canon Electronics, Inc.	2,833	44,835
Canon, Inc.	101,300	2,936,722
Capcom Co. Ltd.	8,057	180,288
Casio Computer Co. Ltd.(x)	17,200	224,253
Central Japan Railway Co.	16,333	3,788,879
Chiba Bank Ltd. (The)	78,338	424,805
Chiyoda Co. Ltd.	3,062	49,150
Chiyoda Corp.(x)	14,100	33,587
Chofu Seisakusho Co. Ltd.	3,200	66,206
Chubu Electric Power Co., Inc.	58,917	918,867
Chudenko Corp.	4,078	83,047
Chugai Pharmaceutical Co. Ltd.	19,847	1,362,769
Chugai Ro Co. Ltd.	1,930	30,527
Chugoku Bank Ltd. (The)	14,402	135,015
Chugoku Electric Power Co., Inc. (The)(x)	27,820	346,652
Ci:z Holdings Co. Ltd.(x)	2,047	108,602
Citizen Watch Co. Ltd.	35,300	196,518
CKD Corp.(x)	7,859	70,769
Cleanup Corp.	10,500	55,991
Coca-Cola Bottlers Japan, Inc.	14,253	361,501
cocokara fine, Inc.	2,255	89,423
Colowide Co. Ltd.(x)	5,764	119,201
Computer Engineering & Consulting Ltd.	2,317	43,233
COMSYS Holdings Corp.(x)	10,500	286,114
Concordia Financial Group Ltd.	122,126	470,521
CONEXIO Corp.	5,153	64,860
Cosel Co. Ltd.(x)	4,700	49,405
Cosmo Energy Holdings Co. Ltd.	5,416	108,682
Cosmos Pharmaceutical Corp.	1,165	201,192
Create Restaurants Holdings, Inc.	5,567	68,715
Credit Saison Co. Ltd.	13,432	177,187
CyberAgent, Inc.	12,286	500,508
Dai Nippon Printing Co. Ltd.	26,727	638,332
Daibiru Corp.	9,430	89,340
Daicel Corp.	29,000	314,518
Daido Steel Co. Ltd.	3,899	153,561
Daifuku Co. Ltd.(x)	10,448	542,998
Daihen Corp.(x)	2,424	62,224
Daiho Corp.	2,932	85,582
Dai-ichi Life Holdings, Inc.	101,786	1,412,495
Daiichi Sankyo Co. Ltd.	52,199	2,402,011
Daiichikosho Co. Ltd.	3,822	195,187
Daikin Industries Ltd.	25,328	2,964,036
Daio Paper Corp.(x)	8,061	98,699
Daiseki Co. Ltd.	4,186	101,638
Daishi Hokuetsu Financial Group, Inc.	3,188	89,890
Daito Trust Construction Co. Ltd.(x)	7,406	1,031,080
Daiwa House Industry Co. Ltd.	57,056	1,811,604
Daiwa Securities Group, Inc.	153,855	748,244
Daiwabo Holdings Co. Ltd.	1,745	100,295
DCM Holdings Co. Ltd.	11,800	109,876
DeNA Co. Ltd.	9,759	146,786
Denka Co. Ltd.	9,600	276,315
Denki Kogyo Co. Ltd.	4,357	130,911
Denso Corp.	40,851	1,591,210
Dentsu, Inc.	21,598	911,041
Descente Ltd.(x)	4,643	121,490
DIC Corp.	8,900	259,781
Digital Garage, Inc.	3,387	99,168
Dip Corp.(x)	2,840	48,995
Disco Corp.(x)	2,500	355,725
DMG Mori Co. Ltd.	11,229	138,703
Dowa Holdings Co. Ltd.(x)	5,600	183,921
Duskin Co. Ltd.	5,723	136,065
Earth Corp.(x)	1,929	89,462
East Japan Railway Co.	32,993	3,179,331
Ebara Corp.(x)	8,388	236,132
Eisai Co. Ltd.	21,834	1,223,988
Elecom Co. Ltd.	2,008	61,872
Electric Power Development Co. Ltd.	14,178	344,888
en-japan, Inc.(x)	2,579	74,929
euglena Co. Ltd.*	9,207	57,071
Exedy Corp.	3,400	73,565
Ezaki Glico Co. Ltd.	6,500	341,334
FamilyMart UNY Holdings Co. Ltd.	21,416	545,110
Fancl Corp.	9,918	255,937
FANUC Corp.	17,631	3,003,458
Fast Retailing Co. Ltd.	2,544	1,194,300
FCC Co. Ltd.	3,752	79,251
Fudo Tetra Corp.	6,411	83,413
Fuji Co. Ltd.	3,400	58,564
Fuji Corp.	5,877	78,162
Fuji Electric Co. Ltd.	13,400	379,645
Fuji Kyuko Co. Ltd.	2,895	108,664
Fuji Media Holdings, Inc.	20,394	281,170
Fuji Oil Holdings, Inc.	7,100	242,795
Fuji Seal International, Inc.	4,611	166,417
Fuji Soft, Inc.	4,161	164,443
FUJIFILM Holdings Corp.	40,051	1,819,153
Fujikura Ltd.	23,215	87,347
Fujitec Co. Ltd.	8,879	98,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Fujitsu General Ltd.(x)	6,319	$89,286
Fujitsu Ltd.	17,887	1,288,871
Fukuoka Financial Group, Inc.	16,400	363,425
Fukushima Industries Corp.	2,775	89,011
Fukuyama Transporting Co. Ltd.	2,335	89,751
Furukawa Electric Co. Ltd.	7,000	176,279
Futaba Industrial Co. Ltd.	9,500	46,716
Fuyo General Lease Co. Ltd.	2,579	127,519
Giken Ltd.(x)	2,847	86,954
Glory Ltd.	5,791	138,779
GMO internet, Inc.	7,656	124,618
GMO Payment Gateway, Inc.(x)	2,746	194,745
Goldwin, Inc.(x)	1,458	212,063
Gree, Inc.	16,216	66,134
GS Yuasa Corp.	7,901	154,769
GungHo Online Entertainment, Inc.(x)	43,487	158,127
Gunma Bank Ltd. (The)(x)	54,000	204,151
H2O Retailing Corp.	9,500	132,175
Hachijuni Bank Ltd. (The)(x)	43,000	178,084
Hakuhodo DY Holdings, Inc.	27,115	434,995
Hamamatsu Photonics KK	14,451	558,064
Hankyu Hanshin Holdings, Inc.	23,228	869,766
Haseko Corp.	25,130	315,627
Hazama Ando Corp.	16,538	110,572
Heiwa Corp.	6,300	125,739
Heiwado Co. Ltd.	3,892	82,770
Hikari Tsushin, Inc.	2,400	454,101
Hino Motors Ltd.	22,963	193,102
Hirose Electric Co. Ltd.	2,789	292,665
Hiroshima Bank Ltd. (The)	36,500	185,744
HIS Co. Ltd.	3,292	120,892
Hisamitsu Pharmaceutical Co., Inc.	5,579	256,222
Hitachi Capital Corp.	5,540	128,265
Hitachi Chemical Co. Ltd.(x)	10,500	232,302
Hitachi Construction Machinery Co. Ltd.	9,800	259,700
Hitachi High-Technologies Corp.	7,100	290,522
Hitachi Ltd.	82,787	2,677,898
Hitachi Metals Ltd.	26,990	313,175
Hitachi Transport System Ltd.	4,900	145,236
Hitachi Zosen Corp.(x)	19,500	59,821
Hokkaido Electric Power Co., Inc.	18,779	107,764
Hokuetsu Corp.	13,526	78,962
Hokuhoku Financial Group, Inc.(x)	17,700	184,139
Hokuriku Electric Power Co.(x)	21,919	171,666
Hokuto Corp.(x)	5,217	90,284
Honda Motor Co. Ltd.	155,130	4,192,135
Horiba Ltd.	3,816	211,751
Hoshizaki Corp.	6,100	377,569
House Foods Group, Inc.	8,400	337,273
Hoya Corp.	37,354	2,463,416
Hulic Co. Ltd.	44,679	437,800
Hyakujushi Bank Ltd. (The)	2,900	59,973
Ibiden Co. Ltd.	13,900	210,952
IBJ Leasing Co. Ltd.	1,996	47,077
Ichibanya Co. Ltd.	1,268	55,374
Ichigo, Inc.	32,460	111,002
Idemitsu Kosan Co. Ltd.	22,209	742,437
IDOM, Inc.(x)	8,751	25,425
IHI Corp.	14,804	355,173
Iida Group Holdings Co. Ltd.(x)	15,482	280,081
Inaba Denki Sangyo Co. Ltd.	3,031	117,187
Infomart Corp.	9,714	118,149
Information Services International-Dentsu Ltd.	2,801	96,416
Inpex Corp.	101,915	970,597
Internet Initiative Japan, Inc.	3,198	64,606
Iriso Electronics Co. Ltd.	1,764	80,536
Iseki & Co. Ltd.	4,100	60,263
Isetan Mitsukoshi Holdings Ltd.	35,742	360,871
Isuzu Motors Ltd.	58,167	763,104
Ito En Ltd.	6,409	332,507
ITOCHU Corp.	126,681	2,288,899
Itochu Enex Co. Ltd.	10,596	85,280
Itochu Techno-Solutions Corp.	11,200	261,027
Iwatani Corp.(x)	5,397	173,115
Iyo Bank Ltd. (The)	24,000	126,897
Izumi Co. Ltd.	3,455	160,857
J Front Retailing Co. Ltd.	22,829	271,278
Jafco Co. Ltd.	3,143	112,442
Japan Airlines Co. Ltd.	33,853	1,190,949
Japan Airport Terminal Co. Ltd.(x)	7,200	303,708
Japan Aviation Electronics Industry Ltd.	6,944	96,551
Japan Cash Machine Co. Ltd.(x)	6,102	65,133
Japan Display, Inc.(x)*	45,302	28,204
Japan Exchange Group, Inc.	50,137	892,541
Japan Lifeline Co. Ltd.(x)	5,539	91,359
Japan Material Co. Ltd.	7,490	91,640
Japan Petroleum Exploration Co. Ltd.	3,195	69,072
Japan Post Bank Co. Ltd.(x)	55,127	601,358
Japan Post Holdings Co. Ltd.	144,024	1,684,157
Japan Post Insurance Co. Ltd.	6,712	145,044
Japan Pulp & Paper Co. Ltd.	2,543	95,222
Japan Steel Works Ltd. (The)	6,516	119,878
Japan Tobacco, Inc.	107,531	2,663,291
JCR Pharmaceuticals Co. Ltd.(x)	1,658	97,538
JFE Holdings, Inc.	53,377	904,707
JGC Corp.	18,595	246,804
Joyful Honda Co. Ltd.(x)	6,398	80,704
JSR Corp.	23,500	363,855
JTEKT Corp.	17,798	218,721
Juroku Bank Ltd. (The)	3,200	64,907
JVC Kenwood Corp.	19,300	46,670
JXTG Holdings, Inc.	312,085	1,426,248
Kadokawa Dwango Corp.	6,440	67,811
Kagome Co. Ltd.	8,701	244,159
Kajima Corp.	50,000	737,165
Kakaku.com, Inc.(x)	17,876	343,068
Kaken Pharmaceutical Co. Ltd.	4,500	204,232
Kamigumi Co. Ltd.	13,000	300,749
Kanamoto Co. Ltd.	2,948	72,882
Kandenko Co. Ltd.	4	34
Kaneka Corp.	6,200	231,878
Kanematsu Corp.	8,108	92,544
Kanematsu Electronics Ltd.	3,625	109,407
Kansai Electric Power Co., Inc. (The)	77,702	1,144,182
Kansai Mirai Financial Group, Inc.	10,139	71,997
Kansai Paint Co. Ltd.(x)	22,338	425,476
Kao Corp.	44,282	3,483,267
Kappa Create Co. Ltd.(x)*	5,800	75,568
Katakura Industries Co. Ltd.	7,200	81,985
Katitas Co. Ltd.(x)	2,906	99,506
Kawasaki Heavy Industries Ltd.	17,700	435,992
KDDI Corp.	157,732	3,394,305
Keihan Holdings Co. Ltd.	8,105	340,420
Keihin Corp.	5,700	93,191
Keikyu Corp.	29,499	499,857
Keio Corp.	10,515	678,357
Keisei Electric Railway Co. Ltd.	13,333	483,611
Kenedix, Inc.	21,479	107,366
Kewpie Corp.	13,000	311,423
Key Coffee, Inc.	4,000	74,962
Keyence Corp.	9,026	5,616,920
KH Neochem Co. Ltd.	3,353	80,777
Kikkoman Corp.	12,176	596,550
Kinden Corp.	15,000	248,218

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Kintetsu Department Store Co. Ltd.	2,816	$88,548
Kintetsu Group Holdings Co. Ltd.	18,030	839,437
Kintetsu World Express, Inc.	6,223	94,667
Kirin Holdings Co. Ltd.	83,493	1,990,709
Kissei Pharmaceutical Co. Ltd.	3,476	90,891
Kitano Construction Corp.	2,956	82,948
Kobayashi Pharmaceutical Co. Ltd.	5,412	456,087
Kobe Steel Ltd.	33,016	247,553
Koei Tecmo Holdings Co. Ltd.	138	2,657
Kohnan Shoji Co. Ltd.	4,104	101,721
Koito Manufacturing Co. Ltd.	11,311	639,899
Kokuyo Co. Ltd.	14,200	208,074
Komatsu Ltd.	84,011	1,948,482
KOMEDA Holdings Co. Ltd.(x)	5,152	97,806
Komeri Co. Ltd.	3,813	93,269
Komori Corp.	7,900	89,243
Konami Holdings Corp.	9,200	398,863
Konica Minolta, Inc.	43,791	430,284
Kose Corp.	3,360	616,339
K’s Holdings Corp.	17,800	157,715
Kubota Corp.	97,723	1,410,340
Kumagai Gumi Co. Ltd.	3,271	102,117
Kumiai Chemical Industry Co. Ltd.	9,350	65,888
Kura Corp.(x)	1,723	78,820
Kurabo Industries Ltd.	3,910	71,652
Kuraray Co. Ltd.	36,000	457,349
Kureha Corp.	2,400	134,476
Kurita Water Industries Ltd.	12,196	311,090
Kusuri no Aoki Holdings Co. Ltd.(x)	1,785	127,558
KYB Corp.	1,923	47,160
Kyocera Corp.	28,680	1,682,036
Kyoei Steel Ltd.	6,249	88,973
KYORIN Holdings, Inc.	4,480	87,353
Kyoritsu Maintenance Co. Ltd.	2,670	132,259
Kyowa Exeo Corp.(x)	9,800	270,134
Kyowa Hakko Kirin Co. Ltd.	24,138	524,881
Kyudenko Corp.	3,588	112,337
Kyushu Electric Power Co., Inc.	38,299	451,654
Kyushu Financial Group, Inc.	34,349	139,466
Kyushu Railway Co.(x)	16,232	533,109
Lasertec Corp.	4,407	183,907
Lawson, Inc.	5,088	281,876
Leopalace21 Corp.(x)	22,700	45,265
Life Corp.	2,692	57,760
LINE Corp.(x)*	5,727	201,786
Link And Motivation, Inc.(x)	10,606	76,653
Lintec Corp.	4,900	105,843
Lion Corp.	27,000	567,626
LIXIL Group Corp.	28,932	385,830
M3, Inc.	41,738	699,337
Mabuchi Motor Co. Ltd.	6,900	239,691
Macnica Fuji Electronics Holdings, Inc.	7,132	97,170
Maeda Corp.	15,009	148,695
Maeda Road Construction Co. Ltd.(x)	10,000	193,901
Makino Milling Machine Co. Ltd.	2,475	101,832
Makita Corp.	22,583	785,505
Mandom Corp.	4,216	108,263
Mani, Inc.	2,490	121,546
Marubeni Corp.	188,815	1,303,289
Maruha Nichiro Corp.	5,013	179,116
Marui Group Co. Ltd.(x)	19,261	388,418
Maruichi Steel Tube Ltd.	7,800	226,969
Maruwa Unyu Kikan Co. Ltd.(x)	3,223	110,215
Marvelous, Inc.	7,616	59,029
Matsuda Sangyo Co. Ltd.	4,000	50,275
Matsui Securities Co. Ltd.(x)	8,604	80,893
Matsumotokiyoshi Holdings Co. Ltd.	7,600	252,693
Matsuya Co. Ltd.(x)	7,173	64,980
Max Co. Ltd.	6,000	88,135
Maxell Holdings Ltd.	5,700	80,745
Mazda Motor Corp.	57,715	644,952
Mebuki Financial Group, Inc.	104,665	267,258
Medipal Holdings Corp.	23,000	545,791
Megmilk Snow Brand Co. Ltd.	4,964	120,662
Meidensha Corp.	4,400	60,226
Meiji Holdings Co. Ltd.	13,823	1,121,256
Meitec Corp.	2,601	118,046
Milbon Co. Ltd.	2,308	107,247
Minebea Mitsumi, Inc.	36,938	554,253
Miraca Holdings, Inc.	6,996	173,338
Mirait Holdings Corp.(x)	5,285	77,108
MISUMI Group, Inc.	24,300	603,389
Mitsubishi Chemical Holdings Corp.	126,713	891,095
Mitsubishi Corp.	126,069	3,496,672
Mitsubishi Electric Corp.	185,537	2,381,362
Mitsubishi Estate Co. Ltd.	127,070	2,299,367
Mitsubishi Gas Chemical Co., Inc	19,000	270,694
Mitsubishi Heavy Industries Ltd.	31,350	1,300,616
Mitsubishi Logisnext Co. Ltd.(x)	4,880	53,058
Mitsubishi Logistics Corp.(x)	9,000	250,925
Mitsubishi Materials Corp.	14,300	377,015
Mitsubishi Motors Corp.	75,000	397,907
Mitsubishi Pencil Co. Ltd.	3,972	76,874
Mitsubishi Research Institute, Inc.	3,100	93,562
Mitsubishi Shokuhin Co. Ltd.	3,000	78,390
Mitsubishi Tanabe Pharma Corp.	23,507	313,695
Mitsubishi UFJ Financial Group, Inc.	1,252,940	6,217,784
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,870	213,071
Mitsuboshi Belting Ltd.	4,120	73,196
Mitsui & Co. Ltd.	149,214	2,313,672
Mitsui Chemicals, Inc.	19,000	457,899
Mitsui E&S Holdings Co. Ltd.	7,168	67,521
Mitsui Fudosan Co. Ltd.	97,090	2,437,543
Mitsui Mining & Smelting Co. Ltd.(x)	5,900	151,133
Mitsui OSK Lines Ltd.	10,794	231,891
Mitsui-Soko Holdings Co. Ltd.	4,931	81,019
Miura Co. Ltd.	8,004	184,230
Mizuho Financial Group, Inc.	2,464,556	3,809,243
Mizuno Corp.	3,160	73,134
Mochida Pharmaceutical Co. Ltd.	2,756	141,244
Modec, Inc.	3,403	96,720
Monex Group, Inc.	19,408	67,069
MonotaRO Co. Ltd.	11,998	266,418
Morinaga & Co. Ltd.	4,247	184,127
Morinaga Milk Industry Co. Ltd.(x)	3,908	132,406
MOS Food Services, Inc.(x)	2,959	71,819
MS&AD Insurance Group Holdings, Inc.	49,091	1,492,707
Murata Manufacturing Co. Ltd.	57,876	2,878,395
Musashi Seimitsu Industry Co. Ltd.	6,200	83,912
Nabtesco Corp.	11,042	321,307
Nachi-Fujikoshi Corp.(x)	2,183	87,651
Nagase & Co. Ltd.(x)	11,432	163,904
Nagoya Railroad Co. Ltd.	16,800	464,603
Nankai Electric Railway Co. Ltd.	9,800	270,134
Nanto Bank Ltd. (The)	2,146	40,139
NEC Corp.	25,860	873,822
NET One Systems Co. Ltd.	7,723	194,207
Nexon Co. Ltd.	48,059	751,911
NGK Insulators Ltd.	22,442	325,604
NGK Spark Plug Co. Ltd.	17,024	315,504
NH Foods Ltd.(x)	9,500	341,582
NHK Spring Co. Ltd.	25,000	224,217
Nichias Corp.	5,487	108,522
Nichiha Corp.	3,077	84,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Nichirei Corp.	9,587	$235,977
Nidec Corp.	22,327	2,825,374
Nifco, Inc.(x)	8,800	223,910
Nihon Kohden Corp.	7,968	236,531
Nihon M&A Center, Inc.	12,371	338,213
Nihon Parkerizing Co. Ltd.	12,170	151,754
Nihon Unisys Ltd.	5,369	142,037
Nihon Yamamura Glass Co. Ltd.	5,562	72,517
Nikkon Holdings Co. Ltd.	9,000	212,677
Nikon Corp.(x)	35,600	501,413
Nintendo Co. Ltd.	11,232	3,198,429
Nippo Corp.	5,398	100,528
Nippon Chemi-Con Corp.	3,503	60,211
Nippon Electric Glass Co. Ltd.	10,800	286,006
Nippon Express Co. Ltd.	8,200	455,761
Nippon Flour Mills Co. Ltd.	7,000	120,004
Nippon Gas Co. Ltd.	3,695	102,018
Nippon Kayaku Co. Ltd.	15,000	177,028
Nippon Light Metal Holdings Co. Ltd.	52,529	115,172
Nippon Paint Holdings Co. Ltd.(x)	15,209	596,943
Nippon Paper Industries Co. Ltd.(x)	9,600	198,011
Nippon Sharyo Ltd.(x)*	3,791	87,635
Nippon Shinyaku Co. Ltd.	6,000	436,344
Nippon Shokubai Co. Ltd.	4,000	260,579
Nippon Signal Co. Ltd.	8,900	79,580
Nippon Soda Co. Ltd.	3,039	80,177
Nippon Steel Corp.	85,258	1,503,150
Nippon Steel Trading Corp.	2,026	82,261
Nippon Suisan Kaisha Ltd.	32,900	250,839
Nippon Telegraph & Telephone Corp.	123,419	5,237,206
Nippon Television Holdings, Inc.	21,070	315,584
Nippon Yusen KK(x)	16,174	236,707
Nipro Corp.	13,900	179,221
Nishimatsu Construction Co. Ltd.(x)	5,822	128,858
Nishi-Nippon Financial Holdings, Inc.	14,600	123,829
Nishi-Nippon Railroad Co. Ltd.	5,600	135,314
Nissan Chemical Corp.	11,674	534,036
Nissan Motor Co. Ltd.(x)	216,877	1,777,206
Nissan Shatai Co. Ltd.(x)	10,000	86,529
Nissha Co. Ltd.(x)	4,478	47,233
Nisshin Oillio Group Ltd. (The)	2,383	70,310
Nisshin Seifun Group, Inc.	23,385	535,937
Nissin Electric Co. Ltd.	7,460	68,320
Nissin Foods Holdings Co. Ltd.	8,900	610,304
Nissin Kogyo Co. Ltd.	4,986	62,398
Nitori Holdings Co. Ltd.	7,982	1,029,889
Nitta Corp.	1,728	56,129
Nitto Boseki Co. Ltd.	4,062	72,568
Nitto Denko Corp.	15,239	799,556
Nitto Kogyo Corp.	5,056	101,001
NOF Corp.	7,305	248,487
Nojima Corp.	4,312	78,163
NOK Corp.(x)	11,800	183,447
Nomura Co. Ltd.	5,619	158,182
Nomura Holdings, Inc.	316,557	1,143,067
Nomura Real Estate Holdings, Inc.	15,900	304,859
Nomura Research Institute Ltd.	13,392	607,794
Noritake Co. Ltd.	1,990	95,164
Noritz Corp.	4,795	74,761
North Pacific Bank Ltd.	32,001	79,981
NS Solutions Corp.	3,420	92,204
NS United Kaiun Kaisha Ltd.	2,870	61,346
NSD Co. Ltd.(x)	4,628	107,609
NSK Ltd.	41,441	387,750
NTN Corp.(x)	53,000	156,853
NTT Data Corp.	50,791	559,558
NTT DOCOMO, Inc.	128,520	2,842,793
Obara Group, Inc.	1,415	46,792
Obayashi Corp.	68,200	685,508
OBIC Business Consultants Co. Ltd.(x)	2,700	110,724
Obic Co. Ltd.	6,315	635,887
Odakyu Electric Railway Co. Ltd.	30,375	735,326
Ogaki Kyoritsu Bank Ltd. (The)	4,607	95,607
Ohsho Food Service Corp.	1,512	95,634
Oiles Corp.	4,560	72,660
Oita Bank Ltd. (The)	2,100	65,560
Oji Holdings Corp.	84,480	523,665
Okamura Corp.	7,341	76,768
Okasan Securities Group, Inc.	21,921	81,291
Oki Electric Industry Co. Ltd.	8,423	99,407
OKUMA Corp.(x)	2,354	127,226
Okumura Corp.	5,000	158,576
Olympus Corp.	110,556	1,199,028
Omron Corp.(x)	21,577	1,008,471
Ono Pharmaceutical Co. Ltd.	45,845	897,210
Onward Holdings Co. Ltd.	15,000	79,175
Open House Co. Ltd.(x)	2,323	79,543
Optorun Co. Ltd.	2,507	48,385
Oracle Corp.	3,300	221,231
Orient Corp.(x)	527	537
Oriental Land Co. Ltd.	20,597	2,336,049
ORIX Corp.	121,004	1,735,413
Osaka Gas Co. Ltd.	34,242	674,768
OSG Corp.	9,700	186,858
Otsuka Corp.	11,600	432,789
Otsuka Holdings Co. Ltd.	36,735	1,441,492
Outsourcing, Inc.	6,004	74,000
PALTAC Corp.	2,773	150,622
Pan Pacific International Holdings Corp.	10,755	711,307
Panasonic Corp.	217,471	1,872,334
Paramount Bed Holdings Co. Ltd.	1,488	65,922
Parco Co. Ltd.(x)	8,506	77,516
Park24 Co. Ltd.	10,900	236,332
Penta-Ocean Construction Co. Ltd.(x)	29,322	135,723
PeptiDream, Inc.*	8,788	430,559
Persol Holdings Co. Ltd.	18,066	292,107
Pigeon Corp.	12,261	500,596
Pilot Corp.	4,200	169,963
Piolax, Inc.	4,502	86,482
Plenus Co. Ltd.(x)	1,943	30,960
Pola Orbis Holdings, Inc.	8,224	261,939
Prima Meat Packers Ltd.	2,722	50,447
Rakuten, Inc.	85,882	812,094
Recruit Holdings Co. Ltd.	124,860	3,561,152
Relo Group, Inc.	8,730	244,972
Renesas Electronics Corp.*	19,969	92,251
Rengo Co. Ltd.	21,000	196,680
Resona Holdings, Inc.	216,321	936,291
Resorttrust, Inc.	10,200	138,049
Ricoh Co. Ltd.	58,363	609,275
Ricoh Leasing Co. Ltd.	2,500	75,341
Riken Corp.	1,600	72,616
Riken Vitamin Co. Ltd.	762	24,133
Rinnai Corp.	3,700	261,400
Rohm Co. Ltd.	9,396	584,972
Rohto Pharmaceutical Co. Ltd.	10,582	271,353
Round One Corp.	6,290	79,512
Ryobi Ltd.	3,494	78,310
Ryohin Keikaku Co. Ltd.	2,738	692,714
S Foods, Inc.	2,452	89,602
Saizeriya Co. Ltd.(x)	3,745	72,041
Sakata Seed Corp.	2,341	79,526
San ju San Financial Group, Inc.	2,610	36,337
San-A Co. Ltd.	1,826	72,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sanden Holdings Corp.(x)	3,640	$24,764
Sangetsu Corp.	5,781	104,791
Sanken Electric Co. Ltd.	4,473	82,898
Sankyo Co. Ltd.	4,836	184,137
Sankyu, Inc.	4,962	241,765
Sanrio Co. Ltd.	5,173	123,269
Santen Pharmaceutical Co. Ltd.	37,822	562,740
Sanwa Holdings Corp.	21,000	249,544
Sapporo Holdings Ltd.	10,400	226,805
Sato Holdings Corp.	1,598	37,430
Sawai Pharmaceutical Co. Ltd.	4,400	254,480
SBI Holdings, Inc.(x)	22,295	496,070
SCREEN Holdings Co. Ltd.(x)	3,799	152,879
SCSK Corp.	6,300	280,524
Secom Co. Ltd.	19,303	1,651,458
Sega Sammy Holdings, Inc.	20,371	240,048
Seibu Holdings, Inc.	28,367	495,776
Seikagaku Corp.	8,061	87,207
Seiko Epson Corp.	24,121	368,899
Seiko Holdings Corp.(x)	4,175	99,261
Seino Holdings Co. Ltd.	16,000	212,939
Sekisui Chemical Co. Ltd.	44,430	713,173
Sekisui House Ltd.	64,563	1,067,215
Seven & i Holdings Co. Ltd.	75,302	2,837,329
Seven Bank Ltd.	64,776	191,119
SG Holdings Co. Ltd.	17,281	502,853
Sharp Corp.(x)*	17,930	197,047
Shibaura Mechatronics Corp.	3,328	102,846
Shibuya Corp.	2,975	87,776
Shikoku Chemicals Corp.	6,427	70,168
Shikoku Electric Power Co., Inc.(x)	18,249	221,958
Shima Seiki Manufacturing Ltd.(x)	2,819	86,480
Shimachu Co. Ltd.	6,100	158,733
Shimadzu Corp.	23,197	669,768
Shimamura Co. Ltd.	2,500	211,360
Shimano, Inc.	7,478	1,214,509
Shimizu Corp.	69,580	603,952
Shimojima Co. Ltd.	5,300	54,277
Shinagawa Refractories Co. Ltd.	2,170	61,382
Shin-Etsu Chemical Co. Ltd.	31,737	2,657,397
Shinmaywa Industries Ltd.	10,523	130,647
Shinsei Bank Ltd.	15,507	220,369
Shionogi & Co. Ltd.	23,863	1,475,316
Ship Healthcare Holdings, Inc.	4,518	185,278
Shiseido Co. Ltd.	36,540	2,633,267
Shizuoka Bank Ltd. (The)	55,000	418,343
SHO-BOND Holdings Co. Ltd.	2,306	153,761
Shochiku Co. Ltd.(x)	1,900	212,578
Showa Corp.	7,424	94,583
Showa Denko KK	14,151	496,683
Siix Corp.(x)	5,830	88,163
Sinfonia Technology Co. Ltd.(x)	7,390	90,150
Sintokogio Ltd.	7,500	64,558
SKY Perfect JSAT Holdings, Inc.	21,444	89,003
Skylark Holdings Co. Ltd.	17,698	293,024
SMC Corp.	5,385	2,017,857
SMK Corp.	1,620	38,267
SMS Co. Ltd.	7,708	139,026
Softbank Corp.(x)	142,331	1,601,432
SoftBank Group Corp.	75,408	7,310,827
Sohgo Security Services Co. Ltd.	8,100	352,269
Sojitz Corp.	115,662	407,003
Sompo Holdings, Inc.	32,717	1,209,729
Sony Corp.	123,308	5,167,966
Sony Financial Holdings, Inc.	16,550	311,796
Sotetsu Holdings, Inc.	6,169	189,529
Square Enix Holdings Co. Ltd.(x)	10,400	364,089
Stanley Electric Co. Ltd.	13,307	357,199
Star Micronics Co. Ltd.	6,600	100,343
Subaru Corp.	57,089	1,299,350
Sugi Holdings Co. Ltd.	5,000	219,931
SUMCO Corp.	21,300	236,581
Sumitomo Bakelite Co. Ltd.	3,800	135,947
Sumitomo Chemical Co. Ltd.	158,000	734,187
Sumitomo Corp.	109,613	1,514,188
Sumitomo Dainippon Pharma Co. Ltd.	15,798	390,139
Sumitomo Electric Industries Ltd.	73,897	979,137
Sumitomo Forestry Co. Ltd.(x)	17,200	238,531
Sumitomo Heavy Industries Ltd.	10,441	337,733
Sumitomo Metal Mining Co. Ltd.	24,941	735,875
Sumitomo Mitsui Construction Co. Ltd.	15,803	109,935
Sumitomo Mitsui Financial Group, Inc.	127,834	4,470,672
Sumitomo Mitsui Trust Holdings, Inc.	36,913	1,324,245
Sumitomo Osaka Cement Co. Ltd.(x)	4,400	173,094
Sumitomo Realty & Development Co. Ltd.	40,443	1,673,478
Sumitomo Rubber Industries Ltd.	16,520	197,948
Sumitomo Warehouse Co. Ltd. (The)	7,314	92,060
Sundrug Co. Ltd.(x)	9,200	253,181
Suntory Beverage & Food Ltd.	12,637	592,912
Sushiro Global Holdings Ltd.	3,262	224,275
Suzuken Co. Ltd.	8,676	501,788
Suzuki Motor Corp.	35,053	1,549,126
Sysmex Corp.	14,993	905,018
Systena Corp.	8,023	87,013
T Hasegawa Co. Ltd.	3,525	56,773
T RAD Co. Ltd.	1,720	32,932
T&D Holdings, Inc.	62,298	654,289
Tadano Ltd.	8,952	84,892
Taihei Dengyo Kaisha Ltd.	4,300	91,214
Taiheiyo Cement Corp.	12,822	426,899
Taikisha Ltd.	3,404	103,352
Taisei Corp.	20,990	973,460
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	410,939
Taiyo Nippon Sanso Corp.	18,000	273,825
Taiyo Yuden Co. Ltd.(x)	10,000	196,427
Takamatsu Construction Group Co. Ltd.	3,899	84,080
Takara Bio, Inc.	6,178	143,092
Takara Holdings, Inc.	18,000	212,596
Takara Standard Co. Ltd.	5,000	76,468
Takashimaya Co. Ltd.(x)	16,500	219,444
Takeda Pharmaceutical Co. Ltd.	161,257	6,578,028
Takeuchi Manufacturing Co. Ltd.	4,365	76,682
Takuma Co. Ltd.	7,574	90,276
Tamron Co. Ltd.	2,969	54,087
TDK Corp.	10,682	835,631
TechnoPro Holdings, Inc.	3,425	203,961
Teijin Ltd.	19,600	322,923
Terumo Corp.	51,616	1,574,141
T-Gaia Corp.	4,174	69,146
THK Co. Ltd.	12,731	314,054
TIS, Inc.	6,287	297,247
Toagosei Co. Ltd.	17,000	179,464
Tobishima Corp.	6,530	79,305
Tobu Railway Co. Ltd.	21,356	615,649
TOC Co. Ltd.	12,430	85,798
Toda Corp.(x)	32,000	196,337
Toei Co. Ltd.	540	71,769
Toho Bank Ltd. (The)	26,176	69,910
Toho Co. Ltd.	12,809	513,724
Toho Gas Co. Ltd.(x)	10,000	448,435
Toho Holdings Co. Ltd.(x)	5,618	140,057
Tohoku Electric Power Co., Inc.	41,248	525,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Tokai Carbon Co. Ltd.(x)	15,000	$187,043
TOKAI Holdings Corp.	10,524	87,265
Tokai Rika Co. Ltd.	5,427	92,401
Tokai Tokyo Financial Holdings, Inc.	34,000	123,017
Token Corp.	853	55,261
Tokio Marine Holdings, Inc.	66,334	3,209,266
Tokuyama Corp.	7,400	174,400
Tokyo Broadcasting System Holdings, Inc.	11,930	218,083
Tokyo Century Corp.	4,800	208,536
Tokyo Dome Corp.	10,261	97,860
Tokyo Electric Power Co. Holdings, Inc.*	150,762	952,210
Tokyo Electron Ltd.	12,163	1,755,914
Tokyo Gas Co. Ltd.	35,826	967,654
Tokyo Kiraboshi Financial Group, Inc.	3,104	43,831
Tokyo Seimitsu Co. Ltd.	3,298	83,797
Tokyo Tatemono Co. Ltd.	19,659	240,704
Tokyotokeiba Co. Ltd.	2,059	62,422
Tokyu Construction Co. Ltd.	9,825	73,579
Tokyu Corp.	50,395	878,946
Tokyu Fudosan Holdings Corp.	57,534	343,657
Tomy Co. Ltd.	9,500	97,889
Topcon Corp.	10,341	121,856
Toppan Forms Co. Ltd.	7,000	59,686
Toppan Printing Co. Ltd.	25,746	388,176
Topre Corp.	2,571	47,950
Toray Industries, Inc.	149,915	956,193
Toshiba TEC Corp.	3,400	94,334
Tosho Co. Ltd.	2,808	77,782
Tosoh Corp.	31,500	489,141
Totetsu Kogyo Co. Ltd.	3,407	93,759
TOTO Ltd.(x)	16,000	677,795
Towa Pharmaceutical Co. Ltd.	3,933	103,373
Toyo Engineering Corp.*	6,979	38,412
Toyo Ink SC Holdings Co. Ltd.	2,400	53,812
Toyo Seikan Group Holdings Ltd.	12,145	248,423
Toyo Suisan Kaisha Ltd.	9,479	360,498
Toyo Tire Corp.	11,244	127,323
Toyobo Co. Ltd.	12,100	154,484
Toyoda Gosei Co. Ltd.	9,300	196,690
Toyota Boshoku Corp.	5,878	88,836
Toyota Industries Corp.	16,529	827,718
Toyota Motor Corp.	204,571	11,973,762
Toyota Tsusho Corp.	21,814	709,550
TPR Co. Ltd.	4,102	77,910
Transcosmos, Inc.	4,218	82,168
Trend Micro, Inc.	10,700	520,374
Trusco Nakayama Corp.	4,185	115,736
TS Tech Co. Ltd.	5,200	149,436
TSI Holdings Co. Ltd.(x)	14,450	82,661
Tsubakimoto Chain Co.	2,593	92,415
Tsumura & Co.	5,969	181,230
Tsuruha Holdings, Inc.	3,954	321,086
Tsutsumi Jewelry Co. Ltd.	5,505	93,480
UACJ Corp.	3,496	65,422
Ube Industries Ltd.	10,241	210,216
Ulvac, Inc.	4,000	115,492
Unicharm Corp.	39,340	1,300,211
Uniden Holdings Corp.	4,364	87,532
United Arrows Ltd.	2,708	94,192
Unitika Ltd.*	7,780	29,834
Ushio, Inc.	11,665	135,985
USS Co. Ltd.	23,835	441,731
V Technology Co. Ltd.(x)	668	84,562
Valor Holdings Co. Ltd.	4,443	107,517
Wacoal Holdings Corp.	5,909	146,725
Wacom Co. Ltd.	21,153	88,941
Wakita & Co. Ltd.	9,405	93,770
Welcia Holdings Co. Ltd.	6,180	209,383
West Japan Railway Co.	16,868	1,269,171
Xebio Holdings Co. Ltd.	5,148	56,622
Yahoo Japan Corp.	135,985	332,509
Yakult Honsha Co. Ltd.	14,453	1,009,350
Yamada Denki Co. Ltd.(x)	66,870	329,433
Yamagata Bank Ltd. (The)	4,200	74,655
Yamaguchi Financial Group, Inc.	23,000	194,658
Yamaha Corp.	12,614	629,391
Yamaha Motor Co. Ltd.	28,700	562,192
Yamato Holdings Co. Ltd.	32,758	845,034
Yamato Kogyo Co. Ltd.	4,300	117,170
Yamazaki Baking Co. Ltd.	19,340	313,405
Yamazen Corp.	9,283	97,747
Yaoko Co. Ltd.	2,154	105,727
Yaskawa Electric Corp.	23,533	737,861
Yodogawa Steel Works Ltd.	4,000	74,132
Yokogawa Electric Corp.	18,255	377,355
Yokohama Rubber Co. Ltd. (The)	14,820	274,925
Yoshinoya Holdings Co. Ltd.(x)	6,683	107,816
Zenkoku Hosho Co. Ltd.	5,062	176,757
Zenrin Co. Ltd.	3,696	81,737
Zensho Holdings Co. Ltd.	9,793	226,556
Zeon Corp.	22,000	222,322
ZOZO, Inc.(x)	20,007	376,564

		376,389,437

Jordan (0.0%)
Hikma Pharmaceuticals plc	22,972	536,015

Mexico (0.0%)
Fresnillo plc	30,286	343,496

Netherlands (5.6%)
ASML Holding NV	98,082	18,395,926
ING Groep NV	896,728	10,847,676
Koninklijke Ahold Delhaize NV	272,758	7,259,050
Koninklijke Philips NV	213,417	8,693,830
Royal Dutch Shell plc, Class A	732,355	23,021,308
Royal Dutch Shell plc, Class B	616,039	19,481,300

		87,699,090

New Zealand (0.1%)
a2 Milk Co. Ltd.(x)*	96,698	935,155
Chorus Ltd.	30,723	122,163
Fisher & Paykel Healthcare Corp. Ltd.	18,836	199,548
Fletcher Building Ltd.	45,534	151,634
SKYCITY Entertainment Group Ltd.	38,556	100,746
Spark New Zealand Ltd.(x)	29,602	76,299
Trade Me Group Ltd.	30,947	134,480
Xero Ltd.(x)*	14,188	490,109

		2,210,134

Russia (0.0%)
Evraz plc	83,225	672,491

South Africa (0.3%)
Anglo American plc	162,331	4,341,674

Spain (4.0%)
Amadeus IT Group SA	101,115	8,098,599
Banco Bilbao Vizcaya Argentaria SA	1,536,441	8,777,799
Banco Santander SA	3,741,296	17,393,632
Iberdrola SA	1,373,708	12,059,529
Industria de Diseno Textil SA	256,093	7,526,535
Telefonica SA	1,074,599	9,003,367

		62,859,461

Switzerland (0.6%)
Coca-Cola HBC AG	32,352	1,101,879
Glencore plc	1,854,796	7,680,969

		8,782,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Arab Emirates (0.0%)
NMC Health plc	14,133	$420,428

United Kingdom (21.9%)
3i Group plc	156,397	2,006,030
Admiral Group plc	33,408	944,216
Ashtead Group plc	77,678	1,874,206
Associated British Foods plc	57,262	1,819,028
AstraZeneca plc	208,302	16,644,435
Auto Trader Group plc(m)	150,391	1,021,693
Aviva plc	643,684	3,457,422
BAE Systems plc	524,222	3,293,697
Barclays plc	2,801,096	5,643,171
Barratt Developments plc	165,293	1,289,993
Berkeley Group Holdings plc	19,735	948,215
BP plc	3,260,348	23,716,368
British American Tobacco plc	375,113	15,604,795
British Land Co. plc (The) (REIT)	156,892	1,203,586
BT Group plc	1,370,081	3,978,458
Bunzl plc	55,297	1,823,586
Burberry Group plc	66,995	1,705,450
Centrica plc	936,049	1,392,277
Compass Group plc	260,047	6,111,809
Croda International plc	20,947	1,374,488
CYBG plc (CHDI)(x)	107,090	279,064
DCC plc	16,191	1,399,187
Diageo plc	389,978	15,938,744
Direct Line Insurance Group plc	226,034	1,039,225
DS Smith plc	208,703	913,061
easyJet plc	40,609	591,059
Experian plc	150,488	4,074,904
GlaxoSmithKline plc	800,934	16,657,442
Halma plc	62,220	1,354,963
Hargreaves Lansdown plc	43,155	1,047,422
Hiscox Ltd.	45,621	926,937
HSBC Holdings plc	3,302,888	26,813,408
Imperial Brands plc	156,114	5,336,413
Informa plc	204,519	1,982,368
InterContinental Hotels Group plc	29,812	1,791,942
International Consolidated Airlines Group SA	260,386	1,736,395
Intertek Group plc	26,580	1,681,451
ITV plc	611,907	1,012,959
J Sainsbury plc	265,489	815,018
Janus Henderson Group plc (CHDI)(x)	8,556	212,753
Johnson Matthey plc	31,313	1,281,421
Just Eat plc*	94,491	924,254
Kingfisher plc	346,958	1,061,050
Land Securities Group plc (REIT)	117,034	1,392,304
Legal & General Group plc	972,000	3,485,247
Linde plc	127,169	22,253,685
Lloyds Banking Group plc	11,673,747	9,448,058
London Stock Exchange Group plc	51,292	3,173,918
Marks & Spencer Group plc	266,913	969,570
Melrose Industries plc	790,216	1,885,011
Micro Focus International plc	67,036	1,743,165
Mondi plc	60,189	1,331,116
National Grid plc	558,307	6,186,736
Next plc	21,695	1,576,721
Ocado Group plc*	73,749	1,316,425
Pearson plc	127,903	1,393,003
Persimmon plc	51,633	1,459,312
Phoenix Group Holdings plc	86,438	762,737
Prudential plc	425,871	8,528,138
Reckitt Benckiser Group plc	102,870	8,550,797
RELX plc	310,723	6,643,169
Rentokil Initial plc	302,976	1,394,161
Rightmove plc	145,923	969,293
Rolls-Royce Holdings plc	276,353	3,250,942
Royal Bank of Scotland Group plc	742,053	2,387,223
RSA Insurance Group plc	168,315	1,113,209
Sage Group plc (The)	178,021	1,625,826
Schroders plc	18,340	645,425
Segro plc (REIT)	177,304	1,555,080
Severn Trent plc	38,887	1,000,812
Smith & Nephew plc	143,971	2,855,854
Smiths Group plc	65,027	1,215,365
Spirax-Sarco Engineering plc	12,109	1,133,961
SSE plc	168,661	2,607,513
St James’s Place plc	85,687	1,147,279
Standard Chartered plc	444,153	3,420,594
Standard Life Aberdeen plc	406,055	1,395,943
Taylor Wimpey plc	534,136	1,220,580
Tesco plc	1,587,247	4,798,226
Unilever NV (CVA)	335,215	19,470,700
Unilever plc	179,598	10,280,670
United Utilities Group plc	112,056	1,188,595
Vodafone Group plc	4,387,356	7,988,608
Whitbread plc	29,832	1,973,041
Wm Morrison Supermarkets plc	356,906	1,057,771
WPP plc	201,304	2,125,823

		344,645,969

United States (0.3%)
Carnival plc	26,346	1,291,935
Ferguson plc	38,164	2,427,675
News Corp. (CHDI), Class B(x)	9,557	119,772
Reliance Worldwide Corp. Ltd.(x)	104,968	321,235
ResMed, Inc. (CHDI)	52,476	538,416
Sims Metal Management Ltd.(x)	21,696	164,990

		4,864,023

Total Common Stocks (98.2%) (Cost $1,384,116,096)		1,542,208,874

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $1,106,984)	241,288	1,609,039

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.6%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $2,000,953, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,421,065, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,449,179.(xx)	1,420,764	1,420,764
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $2,040,428.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $3,000,643, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $3,214,067.(xx)	$3,000,000	$3,000,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $3,000,638, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $3,060,000.(xx)	3,000,000	3,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $4,502,118, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/15/19-2/15/45; total market value $4,590,001.(xx)	4,500,000	4,500,000
Societe Generale SA, 2.51%, dated 3/29/19, due 4/1/19, repurchase price $10,002,092, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $11,122,017.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		25,920,764

Total Short-Term Investments (1.6%) (Cost $25,920,764)		25,920,764

Total Investments in Securities (99.9%) (Cost $1,411,143,844)		1,569,738,677
Other Assets Less Liabilities (0.1%)		2,270,283

Net Assets (100%)		$1,572,008,960

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $1,329,230 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $29,770,315. This was collateralized by $5,563,619 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/4/19-11/15/48 and by cash of $25,920,764 which was subsequently invested in joint repurchase agreements.

Glossary:

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Sector Weightings as of March 31, 2019	Market Value	% of Net Assets
Financials	$271,816,490	17.3%
Industrials	210,854,938	13.4
Consumer Discretionary	182,033,297	11.6
Consumer Staples	179,042,434	11.4
Materials	152,608,161	9.7
Health Care	133,947,471	8.5
Energy	122,539,756	7.8
Information Technology	111,413,449	7.1
Communication Services	92,358,619	5.9
Utilities	52,756,268	3.4
Real Estate	32,837,991	2.1
Repurchase Agreements	25,920,764	1.6
Closed End Fund	1,609,039	0.1
Cash and Other	2,270,283	0.1

		100.0%

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	196	6/2019	EUR	7,193,917	(7,910)
FTSE 100 Index	25	6/2019	GBP	2,348,155	53,704
SPI 200 Index	21	6/2019	AUD	2,300,402	2,143
TOPIX Index	29	6/2019	JPY	4,165,659	(18,260)

					29,677

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Fund	$—	$1,609,039	$—		$1,609,039
Common Stocks
Australia	—	168,534,207	—	(b)	168,534,207
Belgium	—	16,526,858	—		16,526,858
Chile	—	715,217	—		715,217
Finland	—	7,391,672	—		7,391,672
France	—	242,771,191	—		242,771,191
Germany	—	168,515,084	—		168,515,084
Ireland	—	13,033,585	—		13,033,585
Italy	—	30,955,994	—		30,955,994
Japan	—	376,389,437	—		376,389,437
Jordan	—	536,015	—		536,015
Mexico	—	343,496	—		343,496
Netherlands	—	87,699,090	—		87,699,090
New Zealand	—	2,210,134	—		2,210,134
Russia	—	672,491	—		672,491
South Africa	—	4,341,674	—		4,341,674
Spain	—	62,859,461	—		62,859,461
Switzerland	—	8,782,848	—		8,782,848
United Arab Emirates	—	420,428	—		420,428
United Kingdom	—	344,645,969	—		344,645,969
United States	—	4,864,023	—		4,864,023
Futures	55,847	—	—		55,847
Short-Term Investments
Repurchase Agreements	—	25,920,764	—		25,920,764

Total Assets	$55,847	$1,569,738,677	$—		$1,569,794,524

Liabilities:
Futures	$(26,170)	$—	$—		$(26,170)

Total Liabilities	$(26,170)	$—	$—		$(26,170)

Total	$29,677	$1,569,738,677	$—		$1,569,768,354

(a)	A security with a market value of $114,696 transferred from Level 3 to Level 2 at the end of the period due active trading.

(b)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$367,401,040
Aggregate gross unrealized depreciation	(220,217,175)

Net unrealized appreciation	$147,183,865

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,422,584,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.1%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	60,954	$1,911,518

Media (2.8%)
CBS Corp. (Non-Voting), Class B	33,218	1,578,851
Charter Communications, Inc., Class A*	6,826	2,368,008
Comcast Corp., Class A	58,603	2,342,948

		6,289,807

Wireless Telecommunication Services (0.5%)
Vodafone Group plc	662,843	1,206,921

Total Communication Services		9,408,246

Consumer Discretionary (6.5%)
Automobiles (2.0%)
General Motors Co.	120,929	4,486,466

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	81,217	4,119,326

Internet & Direct Marketing Retail (1.6%)
eBay, Inc.	99,111	3,680,983

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	6,790	1,157,899
Gap, Inc. (The)	54,787	1,434,323

		2,592,222

Total Consumer Discretionary		14,878,997

Consumer Staples (7.5%)
Food Products (2.1%)
Archer-Daniels-Midland Co.	42,343	1,826,254
Bunge Ltd.	17,611	934,616
Danone SA (London Stock Exchange)	12,151	933,681
Danone SA (Turquoise Stock Exchange)	13,896	1,070,728

		4,765,279

Household Products (2.7%)
Kimberly-Clark Corp.	30,900	3,828,510
Reckitt Benckiser Group plc	29,972	2,491,343

		6,319,853

Tobacco (2.7%)
Altria Group, Inc.	47,135	2,706,963
Philip Morris International, Inc.	38,393	3,393,558

		6,100,521

Total Consumer Staples		17,185,653

Energy (17.4%)
Energy Equipment & Services (0.6%)
Halliburton Co.	45,022	1,319,144

Oil, Gas & Consumable Fuels (16.8%)
Anadarko Petroleum Corp.	28,326	1,288,267
BP plc (ADR)	102,406	4,477,190
Canadian Natural Resources Ltd.	73,620	2,021,265
Chevron Corp.	36,280	4,468,970
Devon Energy Corp.	110,301	3,481,100
Encana Corp.	197,584	1,430,508
Exxon Mobil Corp.	7,683	620,786
Hess Corp.	54,072	3,256,757
Marathon Oil Corp.	240,016	4,010,667
Noble Energy, Inc.	81,471	2,014,778
Occidental Petroleum Corp.	28,212	1,867,634
Royal Dutch Shell plc (ADR), Class A	77,933	4,877,827
Suncor Energy, Inc.	142,532	4,622,313

		38,438,062

Total Energy		39,757,206

Financials (27.9%)
Banks (17.3%)
Bank of America Corp.	356,973	9,848,885
Citigroup, Inc.	175,197	10,900,757
Citizens Financial Group, Inc.	74,389	2,417,643
Fifth Third Bancorp	116,555	2,939,517
JPMorgan Chase & Co.	77,564	7,851,804
PNC Financial Services Group, Inc. (The)	20,126	2,468,655
Wells Fargo & Co.	66,703	3,223,089

		39,650,350

Capital Markets (5.3%)
Bank of New York Mellon Corp. (The)	55,911	2,819,592
Goldman Sachs Group, Inc. (The)	12,190	2,340,358
Morgan Stanley	89,476	3,775,887
State Street Corp.	48,163	3,169,607

		12,105,444

Consumer Finance (0.9%)
Ally Financial, Inc.	72,176	1,984,118

Insurance (4.4%)
Allstate Corp. (The)	23,335	2,197,690
American International Group, Inc.	118,000	5,081,080
MetLife, Inc.	68,044	2,896,633

		10,175,403

Total Financials		63,915,315

Health Care (12.4%)
Biotechnology (1.1%)
Gilead Sciences, Inc.	37,995	2,470,055

Health Care Equipment & Supplies (1.0%)
Medtronic plc	25,828	2,352,414

Health Care Providers & Services (4.0%)
Anthem, Inc.	15,141	4,345,164
Cardinal Health, Inc.	34,932	1,681,976
CVS Health Corp.	29,168	1,573,030
McKesson Corp.	13,303	1,557,249

		9,157,419

Pharmaceuticals (6.3%)
Allergan plc	23,834	3,489,536
Bristol-Myers Squibb Co.	21,118	1,007,540
Merck & Co., Inc.	13,999	1,164,297
Mylan NV*	66,648	1,888,804
Novartis AG (ADR)	23,555	2,264,578
Pfizer, Inc.	36,111	1,533,634
Sanofi (ADR)	71,843	3,181,208

		14,529,597

Total Health Care		28,509,485

Industrials (6.6%)
Aerospace & Defense (1.3%)
Arconic, Inc.	67,031	1,280,963
Textron, Inc.	32,770	1,660,128

		2,941,091

Building Products (1.8%)
Johnson Controls International plc	111,260	4,109,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (2.0%)
Eaton Corp. plc	36,979	$2,979,028
Emerson Electric Co.	23,949	1,639,788

		4,618,816

Industrial Conglomerates (0.3%)
General Electric Co.	81,178	810,968

Machinery (1.2%)
Caterpillar, Inc.	7,745	1,049,370
Ingersoll-Rand plc	15,173	1,637,926

		2,687,296

Total Industrials		15,168,115

Information Technology (8.7%)
Communications Equipment (2.5%)
Cisco Systems, Inc.	104,854	5,661,067

IT Services (1.1%)
Cognizant Technology Solutions Corp., Class A	34,937	2,531,186

Semiconductors & Semiconductor Equipment (3.3%)
Intel Corp.	81,029	4,351,257
QUALCOMM, Inc.	57,856	3,299,528

		7,650,785

Software (1.6%)
Microsoft Corp.	30,604	3,609,436

Technology Hardware, Storage & Peripherals (0.2%)
NetApp, Inc.	6,718	465,826

Total Information Technology		19,918,300

Materials (2.1%)
Chemicals (0.6%)
CF Industries Holdings, Inc.	36,159	1,478,180

Containers & Packaging (1.5%)
International Paper Co.	73,125	3,383,494

Total Materials		4,861,674

Total Common Stocks (93.2%) (Cost $175,056,355)		213,602,991

CLOSED END FUND:
Altaba, Inc.*	12,682	939,990

Total Closed End Fund (0.4%) (Cost $181,592)		939,990

SHORT-TERM INVESTMENT:
Investment Company (3.4%)
JPMorgan Prime Money Market Fund, IM Shares	7,861,760	7,864,119

Total Short-Term Investment (3.4%) (Cost $7,862,870)		7,864,119

Total Investments in Securities (97.0%) (Cost $183,100,817)		222,407,100
Other Assets Less Liabilities (3.0%)		6,921,339

Net Assets (100%)		$229,328,439

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	104,460	USD	78,052	Goldman Sachs International	4/12/2019	137
CAD	120,665	USD	90,046	Royal Bank of Canada	4/12/2019	272
USD	1,709,246	CAD	2,279,393	Goldman Sachs International	4/12/2019	3,112
USD	1,709,360	CAD	2,279,391	Royal Bank of Canada	4/12/2019	3,229
USD	25,228	CHF	25,085	Royal Bank of Canada	4/12/2019	12
USD	2,471,003	EUR	2,181,034	CIBC World Markets, Inc.	4/12/2019	22,357
USD	2,595,986	EUR	2,291,034	Royal Bank of Canada	4/12/2019	23,845
USD	2,057,781	GBP	1,565,600	Goldman Sachs International	4/12/2019	17,623
USD	2,140,151	GBP	1,629,083	Royal Bank of Canada	4/12/2019	17,268

Total unrealized appreciation						87,855

GBP	92,140	USD	121,737	Goldman Sachs International	4/12/2019	(1,668)
USD	107,580	CAD	143,798	Goldman Sachs International	4/12/2019	(54)
USD	525,512	CHF	525,807	Goldman Sachs International	4/12/2019	(3,041)
USD	560,888	CHF	561,155	Royal Bank of Canada	4/12/2019	(3,197)

Total unrealized depreciation						(7,960)

Net unrealized appreciation						79,895

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Fund	$939,990	$—	$—	$939,990
Common Stocks
Communication Services	8,201,325	1,206,921	—	9,408,246
Consumer Discretionary	14,878,997	—	—	14,878,997
Consumer Staples	12,689,901	4,495,752	—	17,185,653
Energy	39,757,206	—	—	39,757,206
Financials	63,915,315	—	—	63,915,315
Health Care	28,509,485	—	—	28,509,485
Industrials	15,168,115	—	—	15,168,115
PInformation Technology	19,918,300	—	—	19,918,300
Materials	4,861,674	—	—	4,861,674
Forward Currency Contracts	—	87,855	—	87,855
Short-Term Investment
Investment Company	7,864,119	—	—	7,864,119

Total Assets	$216,704,427	$5,790,528	$—	$222,494,955

Liabilities:
Forward Currency Contracts	$—	$(7,960)	$—	$(7,960)

Total Liabilities	$—	$(7,960)	$—	$(7,960)

Total	$216,704,427	$5,782,568	$—	$222,486,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,256,036
Aggregate gross unrealized depreciation	(12,871,887)

Net unrealized appreciation	$38,384,149

Federal income tax cost of investments in securities and derivative instruments, if applicable	$184,102,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.2%)
Dexus (REIT)	150,008	$1,356,978
Goodman Group (REIT)	309,490	2,933,707
GPT Group (The) (REIT)	211,641	933,212
Mirvac Group (REIT)	693,389	1,353,937
Scentre Group (REIT)	953,005	2,781,160

		9,358,994

Brazil (0.4%)
BR Malls Participacoes SA	98,500	314,216
BR Properties SA	70,500	159,174
Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,100	153,124
MRV Engenharia e Participacoes SA	50,000	179,039
Multiplan Empreendimentos Imobiliarios SA	32,500	193,986

		999,539

Canada (1.7%)
Allied Properties REIT (REIT)	37,528	1,384,466
Canadian Apartment Properties REIT (REIT)	11,397	438,107
H&R REIT (REIT)	32,119	562,656
Killam Apartment REIT (REIT)	30,529	443,194
RioCan REIT (REIT)	43,604	863,694

		3,692,117

Chile (0.1%)
Parque Arauco SA	74,580	199,463

China (5.7%)
Agile Group Holdings Ltd.	96,000	155,313
China Aoyuan Group Ltd.	165,000	199,052
China Evergrande Group	272,000	904,362
China Jinmao Holdings Group Ltd.	914,000	596,141
China Overseas Land & Investment Ltd.	542,000	2,057,542
China Resources Land Ltd.	322,000	1,443,882
China Vanke Co. Ltd., Class H	314,300	1,321,270
CIFI Holdings Group Co. Ltd.	420,000	318,346
Country Garden Holdings Co. Ltd.	942,000	1,471,209
Guangzhou R&F Properties Co. Ltd., Class H	127,600	276,008
Jiayuan International Group Ltd.	140,000	74,013
KWG Group Holdings Ltd.	166,500	200,862
Logan Property Holdings Co. Ltd.	124,000	205,352
Longfor Group Holdings Ltd.	211,000	743,209
Ronshine China Holdings Ltd.(m)*	73,500	116,664
Shimao Property Holdings Ltd.	194,000	606,717
Sino-Ocean Group Holding Ltd.	362,000	158,635
SOHO China Ltd.	282,000	118,549
Sunac China Holdings Ltd.	273,000	1,359,792
Times China Holdings Ltd.	68,000	141,025
Yuexiu Property Co. Ltd.	466,000	112,197
Yuzhou Properties Co. Ltd.	201,000	121,369

		12,701,509

France (2.0%)
Icade (REIT)	11,839	1,001,342
Klepierre SA (REIT)	22,453	785,320
Unibail-Rodamco-Westfield (REIT)	16,101	2,639,478

		4,426,140

Germany (5.4%)
Aroundtown SA	202,194	1,667,062
Deutsche Wohnen SE	58,202	2,822,404
Grand City Properties SA	77,997	1,881,102
LEG Immobilien AG	12,811	1,572,877
Vonovia SE	77,742	4,030,712

		11,974,157

Hong Kong (8.1%)
CK Asset Holdings Ltd.	425,000	3,779,005
Hang Lung Properties Ltd.	434,000	1,059,298
Henderson Land Development Co. Ltd.	170,000	1,080,644
Hongkong Land Holdings Ltd.	189,500	1,347,345
K Wah International Holdings Ltd.	156,000	96,184
Kerry Properties Ltd.	119,500	533,567
Link REIT (REIT)	301,500	3,525,844
New World Development Co. Ltd.	1,025,000	1,700,074
Sino Land Co. Ltd.	352,000	680,687
Sun Hung Kai Properties Ltd.	130,000	2,230,715
Swire Properties Ltd.	179,000	769,591
Wharf Real Estate Investment Co. Ltd.	150,000	1,116,886
Yuexiu REIT (REIT)	188,000	133,637

		18,053,477

Indonesia (0.2%)
Bumi Serpong Damai Tbk. PT*	1,347,200	132,923
Ciputra Development Tbk. PT	2,217,800	155,744
Pakuwon Jati Tbk. PT	2,945,000	142,700
Summarecon Agung Tbk. PT	1,691,800	111,678

		543,045

Ireland (0.2%)
Green REIT plc (REIT)	320,235	538,835

Japan (10.2%)
Advance Residence Investment Corp. (REIT)	377	1,049,395
Comforia Residential REIT, Inc. (REIT)	76	208,121
Daiwa Office Investment Corp. (REIT)	128	910,079
GLP J-Reit (REIT)	96	102,817
Hulic Co. Ltd.	50,441	494,261
Invincible Investment Corp. (REIT)	1,050	513,489
Japan Hotel REIT Investment Corp. (REIT)	1,112	895,981
Japan Real Estate Investment Corp. (REIT)	276	1,626,166
Japan Rental Housing Investments, Inc. (REIT)	727	578,556
Japan Retail Fund Investment Corp. (REIT)	594	1,193,574
Kenedix Office Investment Corp. (REIT)	161	1,117,107
Kenedix Retail REIT Corp. (REIT)	49	119,505
Mitsubishi Estate Co. Ltd.	161,280	2,918,407
Mitsui Fudosan Co. Ltd.	132,842	3,335,134
Mitsui Fudosan Logistics Park, Inc. (REIT)	189	604,534
Nippon Prologis REIT, Inc. (REIT)	409	870,181
Nomura Real Estate Master Fund, Inc. (REIT)	508	748,043
Orix JREIT, Inc. (REIT)	840	1,440,801
Premier Investment Corp. (REIT)	166	209,091
Sekisui House Reit, Inc. (REIT)	725	547,528
Sumitomo Realty & Development Co. Ltd.	60,611	2,508,004
Tokyo Tatemono Co. Ltd.	49,218	602,624
Tokyu REIT, Inc. (REIT)	88	142,366
United Urban Investment Corp. (REIT)	37	58,389

		22,794,153

Malaysia (0.3%)
IOI Properties Group Bhd	272,100	87,978
KLCCP Stapled Group (REIT)	164,900	313,441

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sime Darby Property Bhd	902,400	$245,356

		646,775

Malta (0.0%)
BGP Holdings plc(r)*	1,697,163	—

Mexico (0.5%)
Fibra Uno Administracion SA de CV (REIT)	418,500	578,260
Macquarie Mexico Real Estate Management SA de CV (REIT)(m)	269,200	291,664
PLA Administradora Industrial S de RL de CV (REIT)	151,900	234,617

		1,104,541

Netherlands (0.2%)
InterXion Holding NV*	5,105	340,657

Philippines (0.9%)
Ayala Land, Inc.	1,548,000	1,323,656
Robinsons Land Corp.	321,000	149,772
SM Prime Holdings, Inc.	699,900	531,823

		2,005,251

Singapore (2.3%)
Ascendas India Trust	391,900	344,114
Ascendas REIT (REIT)	396,500	851,367
CapitaLand Commercial Trust (REIT)	381,600	546,249
CapitaLand Ltd.	391,600	1,054,669
CapitaLand Retail China Trust (REIT)	106,900	123,839
City Developments Ltd.	112,400	750,577
Mapletree Commercial Trust (REIT)	246,600	343,903
Mapletree Logistics Trust (REIT)	720,200	775,866
Mapletree North Asia Commercial Trust (REIT)(m)	216,300	210,674
Yanlord Land Group Ltd.	95,000	95,333

		5,096,591

South Africa (0.8%)
Growthpoint Properties Ltd. (REIT)	441,433	747,105
Hyprop Investments Ltd. (REIT)	51,937	253,696
Redefine Properties Ltd. (REIT)	658,009	442,359
SA Corporate Real Estate Ltd. (REIT)	1,082,202	273,012

		1,716,172

Spain (0.8%)
Inmobiliaria Colonial SOCIMI SA (REIT)	56,766	583,602
Merlin Properties SOCIMI SA (REIT)	89,264	1,168,039

		1,751,641

Sweden (1.6%)
Fabege AB	83,104	1,206,699
Hufvudstaden AB, Class A	73,218	1,270,268
Wihlborgs Fastigheter AB	83,657	1,140,225

		3,617,192

Switzerland (0.6%)
Swiss Prime Site AG (Registered)	15,362	1,346,055

Thailand (0.5%)
AP Thailand PCL	740,900	164,593
Central Pattana PCL	288,500	665,909
Origin Property PCL, Class F	92,400	19,945
Supalai PCL	234,200	139,479
WHA Corp. PCL	1,317,100	175,143

		1,165,069

Turkey (0.0%)
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (REIT)	292,105	80,158

United Arab Emirates (0.3%)
Emaar Development PJSC	281,223	297,060
Emaar Malls PJSC	579,163	274,354

		571,414

United Kingdom (4.0%)
Assura plc (REIT)	1,024,744	766,105
Big Yellow Group plc (REIT)	51,870	669,839
British Land Co. plc (The) (REIT)	49,053	376,307
Derwent London plc (REIT)	23,357	980,479
Grainger plc	201,385	620,587
Land Securities Group plc (REIT)	140,286	1,668,923
Segro plc (REIT)	186,600	1,636,612
Tritax Big Box REIT plc (REIT)	586,165	1,096,315
UNITE Group plc (The) (REIT)	33,732	403,097
Workspace Group plc (REIT)	49,381	627,727

		8,845,991

United States (47.7%)
Agree Realty Corp. (REIT)	22,098	1,532,275
Alexandria Real Estate Equities, Inc. (REIT)	23,964	3,416,308
American Assets Trust, Inc. (REIT)	7,189	329,688
American Homes 4 Rent (REIT), Class A	27,149	616,825
AvalonBay Communities, Inc. (REIT)	25,303	5,079,071
Boston Properties, Inc. (REIT)	33,757	4,519,387
Corporate Office Properties Trust (REIT)	49,954	1,363,744
Crown Castle International Corp. (REIT)	6,577	841,856
CyrusOne, Inc. (REIT)	25,086	1,315,510
Digital Realty Trust, Inc. (REIT)	20,664	2,459,016
Duke Realty Corp. (REIT)	41,233	1,260,905
EastGroup Properties, Inc. (REIT)	6,531	729,121
Empire State Realty Trust, Inc. (REIT), Class A	52,351	827,146
Equinix, Inc. (REIT)	1,695	768,106
Equity LifeStyle Properties, Inc. (REIT)	12,089	1,381,773
Equity Residential (REIT)	49,070	3,695,952
Essential Properties Realty Trust, Inc. (REIT)	34,285	669,243
Essex Property Trust, Inc. (REIT)	8,384	2,424,988
Extra Space Storage, Inc. (REIT)	23,482	2,393,051
Federal Realty Investment Trust (REIT)	13,735	1,893,370
Four Corners Property Trust, Inc. (REIT)	4,754	140,718
HCP, Inc. (REIT)	83,338	2,608,479
Healthcare Realty Trust, Inc. (REIT)	96,521	3,099,289
Highwoods Properties, Inc. (REIT)	11,611	543,163
Hilton Worldwide Holdings, Inc.	17,823	1,481,270
Hudson Pacific Properties, Inc. (REIT)	96,223	3,311,996
Invitation Homes, Inc. (REIT)	111,372	2,709,681
Liberty Property Trust (REIT)	32,624	1,579,654
Macerich Co. (The) (REIT)	41,545	1,800,976
Mid-America Apartment Communities, Inc. (REIT)	33,701	3,684,530
National Health Investors, Inc. (REIT)	16,139	1,267,718
National Retail Properties, Inc. (REIT)	54,531	3,020,472
Omega Healthcare Investors, Inc. (REIT)	13,730	523,800
Park Hotels & Resorts, Inc. (REIT)	66,303	2,060,697
Pebblebrook Hotel Trust (REIT)	48,892	1,518,586
PotlatchDeltic Corp. (REIT)	7,333	277,114
Prologis, Inc. (REIT)	100,813	7,253,495
Public Storage (REIT)	17,050	3,713,149
QTS Realty Trust, Inc. (REIT), Class A	28,452	1,280,056
Realty Income Corp. (REIT)	45,163	3,322,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Regency Centers Corp. (REIT)	13,311	$898,359
Retail Opportunity Investments Corp. (REIT)	141,028	2,445,426
Simon Property Group, Inc. (REIT)	30,332	5,526,794
STAG Industrial, Inc. (REIT)	42,960	1,273,764
Sun Communities, Inc. (REIT)	17,063	2,022,307
Sunstone Hotel Investors, Inc. (REIT)	49,486	712,598
Terreno Realty Corp. (REIT)	16,925	711,527
Ventas, Inc. (REIT)	62,689	4,000,185
VICI Properties, Inc. (REIT)	93,377	2,043,089
Weingarten Realty Investors (REIT)	13,317	391,120
Welltower, Inc. (REIT)	40,207	3,120,063
Weyerhaeuser Co. (REIT)	13,344	351,481

		106,211,081

Total Investments in Securities (98.7%) (Cost $197,132,483)		219,780,017
Other Assets Less Liabilities (1.3%)		2,989,623

Net Assets (100%)		$222,769,640

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $619,002 or 0.3% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

HKD — Hong Kong Dollar

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2019	Market Value	% of Net Assets
Real Estate	$217,625,927	97.7%
Consumer Discretionary	1,813,433	0.8
Information Technology	340,657	0.2
Cash and Other	2,989,623	1.3

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	14,906	JPY	1,651,225	Goldman Sachs International	4/3/2019	7

Total unrealized appreciation						7

HKD	3,153,103	USD	401,721	State Street Bank & Trust	4/4/2019	(25)

Total unrealized depreciation						(25)

Net unrealized depreciation						(18)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$9,358,994	$—		$9,358,994
Brazil	999,539	—	—		999,539
Canada	3,692,117	—	—		3,692,117
Chile	—	199,463	—		199,463
China	—	12,701,509	—		12,701,509
France	—	4,426,140	—		4,426,140
Germany	—	11,974,157	—		11,974,157
Hong Kong	—	18,053,477	—		18,053,477
Indonesia	—	543,045	—		543,045
Ireland	—	538,835	—		538,835
Japan	—	22,794,153	—		22,794,153
Malaysia	—	646,775	—		646,775
Malta	—	—	—	(a)	— (a)
Mexico	1,104,541	—	—		1,104,541
Netherlands	340,657	—	—		340,657
Philippines	—	2,005,251	—		2,005,251
Singapore	—	5,096,591	—		5,096,591
South Africa	—	1,716,172	—		1,716,172
Spain	—	1,751,641	—		1,751,641
Sweden	—	3,617,192	—		3,617,192
Switzerland	—	1,346,055	—		1,346,055
Thailand	—	1,165,069	—		1,165,069
Turkey	—	80,158	—		80,158
United Arab Emirates	—	571,414	—		571,414
United Kingdom	—	8,845,991	—		8,845,991
United States	106,211,081	—	—		106,211,081
Forward Currency Contracts	—	7	—		7

Total Assets	$112,347,935	$107,432,089	$—		$219,780,024

Liabilities:
Forward Currency Contracts	$—	$(25)	$—		$(25)

Total Liabilities	$—	$(25)	$—		$(25)

Total	$112,347,935	$107,432,064	$—		$219,779,999

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,934,131
Aggregate gross unrealized depreciation	(1,965,148)

Net unrealized appreciation	$21,968,983

Federal income tax cost of investments in securities and derivative instruments, if applicable	$197,811,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.9%)
Amcor Ltd.	282,032	$3,081,952
Brambles Ltd.	308,775	2,578,329
CSL Ltd.	9,257	1,281,328

		6,941,609

Brazil (3.0%)
B3 SA - Brasil Bolsa Balcao	361,500	2,943,446
Banco Bradesco SA (ADR)	225,341	2,458,470

		5,401,916

Canada (9.2%)
Canadian National Railway Co.	34,612	3,098,465
CGI, Inc.*	88,679	6,096,412
Nutrien Ltd.	47,822	2,522,164
PrairieSky Royalty Ltd.	160,340	2,159,704
Suncor Energy, Inc.	77,903	2,524,772

		16,401,517

China (8.3%)
Alibaba Group Holding Ltd. (ADR)*	14,512	2,647,714
Henan Shuanghui Investment & Development Co. Ltd., Class A	411,111	1,581,384
Kweichow Moutai Co. Ltd., Class A	28,996	3,684,756
New Oriental Education & Technology Group, Inc. (ADR)*	23,479	2,115,223
Wuliangye Yibin Co. Ltd., Class A	206,300	2,916,357
Yum China Holdings, Inc.	44,517	1,999,258

		14,944,692

Denmark (1.5%)
Carlsberg A/S, Class B	20,958	2,617,467

France (7.9%)
Bureau Veritas SA	72,337	1,695,910
EssilorLuxottica SA	11,503	1,256,542
Pernod Ricard SA	10,506	1,885,617
Schneider Electric SE	33,808	2,652,413
Vinci SA	38,270	3,722,835
Vivendi SA	98,444	2,852,396

		14,065,713

Germany (7.1%)
Allianz SE (Registered)	18,508	4,116,560
Deutsche Boerse AG	29,531	3,786,347
GEA Group AG	47,332	1,239,761
SAP SE	30,910	3,571,349

		12,714,017

Italy (3.6%)
FinecoBank Banca Fineco SpA	192,354	2,529,939
Intesa Sanpaolo SpA	472,927	1,151,728
Mediobanca Banca di Credito Finanziario SpA	263,614	2,738,857

		6,420,524

Japan (9.2%)
Asahi Group Holdings Ltd.	66,000	2,935,848
FANUC Corp.	19,600	3,338,879
Hoya Corp.	59,700	3,937,086
Japan Tobacco, Inc.	42,500	1,052,626
Kao Corp.	28,600	2,249,705
Keyence Corp.	4,700	2,924,831

		16,438,975

Macau (1.6%)
Galaxy Entertainment Group Ltd.	414,000	2,818,910

Mexico (2.2%)
Fomento Economico Mexicano SAB de CV (ADR)	42,899	3,958,720

Netherlands (4.7%)
ING Groep NV	197,545	2,389,692
Royal Dutch Shell plc, Class B	50,573	1, 599,294
Wolters Kluwer NV	64,224	4,373,027

		8,362,013

Singapore (2.0%)
United Overseas Bank Ltd.	195,734	3,638,103

South Korea (2.4%)
NAVER Corp.	17,282	1,887,911
Samsung Electronics Co. Ltd.	63,527	2,498,882

		4,386,793

Spain (1.5%)
Amadeus IT Group SA	33,585	2,689,922

Sweden (2.6%)
Investor AB, Class B	103,214	4,648,199

Switzerland (5.6%)
Cie Financiere Richemont SA (Registered)	33,553	2,444,323
Julius Baer Group Ltd.	41,493	1,676,388
Kuehne + Nagel International AG (Registered)	12,918	1,772,130
Novartis AG (Registered)	34,892	3,356,220
UBS Group AG (Registered)*	68,983	836,179

		10,085,240

Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	98,778	4,045,947

Thailand (0.5%)
Kasikornbank PCL (NVDR)	151,700	896,290

Turkey (0.7%)
Akbank T.A.S.*	1,133,714	1,285,099

United Kingdom (9.8%)
British American Tobacco plc	87,903	3,656,787
Compass Group plc	113,616	2,670,284
Informa plc	299,188	2,899,979
Reckitt Benckiser Group plc	39,251	3,262,636
RELX plc	151,811	3,245,676
TechnipFMC plc	80,095	1,872,402

		17,607,764

United States (5.1%)
Broadcom, Inc.	16,410	4,934,651
Philip Morris International, Inc.	46,927	4,147,878

		9,082,529

Total Common Stocks (94.7%) (Cost $155,936,582)		169,451,959

SHORT-TERM INVESTMENT:
Investment Company (2.0%)
JPMorgan Prime Money Market Fund, IM Shares	3,631,963	3,633,052

Total Short-Term Investment (2.0%) (Cost $3,632,689)		3,633,052

Total Investments in Securities (96.7%) (Cost $159,569,271)		173,085,011
Other Assets Less Liabilities (3.3%)		5,966,429

Net Assets (100%)		$179,051,440

*	Non-inome producing.

Glossary:

ADR — American Depositary Receipt

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Sector Weightings as of March 31, 2019	Market Value	% of Net Assets
Financials	$35,095,297	19.6%
Consumer Staples	33,949,781	19.0
Industrials	27,717,425	15.5
Information Technology	26,761,994	14.9
Consumer Discretionary	15,952,254	8.9
Health Care	8,574,634	4.8
Energy	8,156,172	4.6
Communication Services	7,640,286	4.3
Materials	5,604,116	3.1
Investment Company	3,633,052	2.0
Cash and Other	5,966,429	3.3

		100.0%

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	62,398	JPY	6,912,290	Goldman Sachs International	4/3/2019	29

Net unrealized appreciation						29

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$6,941,609	$—	$6,941,609
Brazil	5,401,916	—	—	5,401,916
Canada	16,401,517	—	—	16,401,517
China	6,762,195	8,182,497	—	14,944,692
Denmark	—	2,617,467	—	2,617,467
France	—	14,065,713	—	14,065,713
Germany	—	12,714,017	—	12,714,017
Italy	—	6,420,524	—	6,420,524
Japan	—	16,438,975	—	16,438,975
Macau	—	2,818,910	—	2,818,910
Mexico	3,958,720	—	—	3,958,720
Netherlands	—	8,362,013	—	8,362,013
Singapore	—	3,638,103	—	3,638,103
South Korea	—	4,386,793	—	4,386,793
Spain	—	2,689,922	—	2,689,922
Sweden	—	4,648,199	—	4,648,199
Switzerland	—	10,085,240	—	10,085,240
Taiwan	4,045,947	—	—	4,045,947
Thailand	—	896,290	—	896,290
Turkey	—	1,285,099	—	1,285,099
United Kingdom	—	17,607,764	—	17,607,764
United States	9,082,529	—	—	9,082,529
Forward Currency Contracts	—	29	—	29
Short-Term Investment
Investment Company	3,633,052	—	—	3,633,052

Total Assets	$49,285,876	$123,799,164	$—	$173,085,040

Total Liabilities	$—	$—	$—	$—

Total	$49,285,876	$123,799,164	$—	$173,085,040

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,100,632
Aggregate gross unrealized depreciation	(2,666,319)

Net unrealized appreciation	$13,434,313

Federal income tax cost of investments in securities and derivative instruments, if applicable	$159,650,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	23,670	$742,291
CenturyLink, Inc.	3,082	36,953
Verizon Communications, Inc.	13,407	792,756

		1,572,000

Entertainment (0.6%)
Activision Blizzard, Inc.	2,458	111,913
Electronic Arts, Inc.*	996	101,224
Netflix, Inc.*	1,409	502,393
Take-Two Interactive Software, Inc.*	376	35,483
Viacom, Inc., Class B	1,264	35,480
Walt Disney Co. (The)	6,452	716,350

		1,502,843

Interactive Media & Services (1.3%)
Alphabet, Inc., Class A*	973	1,145,114
Alphabet, Inc., Class C*	984	1,154,537
Facebook, Inc., Class A*	7,800	1,300,182
TripAdvisor, Inc.*	399	20,529
Twitter, Inc.*	2,113	69,475

		3,689,837

Media (0.4%)
CBS Corp. (Non-Voting), Class B	1,172	55,705
Charter Communications, Inc., Class A*	605	209,881
Comcast Corp., Class A	16,290	651,274
Discovery, Inc., Class A*	544	14,699
Discovery, Inc., Class C*	1,175	29,869
DISH Network Corp., Class A*	651	20,630
Fox Corp., Class A*	1,137	41,739
Fox Corp., Class B*	469	16,828
Interpublic Group of Cos., Inc. (The)	1,329	27,922
News Corp., Class A	1,474	18,336
News Corp., Class B	487	6,083
Omnicom Group, Inc.	793	57,881

		1,150,847

Total Communication Services		7,915,527

Consumer Discretionary (2.9%)
Auto Components (0.0%)
Aptiv plc	885	70,349
BorgWarner, Inc.	686	26,349

		96,698

Automobiles (0.1%)
Ford Motor Co.	13,031	114,412
General Motors Co.	4,066	150,849
Harley-Davidson, Inc.	540	19,256

		284,517

Distributors (0.0%)
Genuine Parts Co.	502	56,239
LKQ Corp.*	938	26,621

		82,860

Diversified Consumer Services (0.0%)
H&R Block, Inc.	647	15,489

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	1,321	67,001
Chipotle Mexican Grill, Inc.*	85	60,376
Darden Restaurants, Inc.	414	50,289
Hilton Worldwide Holdings, Inc.	942	78,290
Marriott International, Inc., Class A	953	119,211
McDonald’s Corp.	2,569	487,853
MGM Resorts International	1,570	40,286
Norwegian Cruise Line Holdings Ltd.*	647	35,559
Royal Caribbean Cruises Ltd.	586	67,167
Starbucks Corp.	4,488	333,638
Wynn Resorts Ltd.	295	35,200
Yum! Brands, Inc.	1,072	106,996

		1,481,866

Household Durables (0.1%)
DR Horton, Inc.	1,103	45,642
Garmin Ltd.	376	32,468
Leggett & Platt, Inc.	502	21,194
Lennar Corp., Class A	854	41,923
Mohawk Industries, Inc.*	207	26,113
Newell Brands, Inc.	1,658	25,434
PulteGroup, Inc.	777	21,725
Whirlpool Corp.	207	27,508

		242,007

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	1,355	2,412,916
Booking Holdings, Inc.*	161	280,930
eBay, Inc.	3,040	112,906
Expedia Group, Inc.	425	50,575

		2,857,327

Leisure Products (0.0%)
Hasbro, Inc.	399	33,923
Mattel, Inc.*	1,321	17,173

		51,096

Multiline Retail (0.2%)
Dollar General Corp.	850	101,405
Dollar Tree, Inc.*	804	84,452
Kohl’s Corp.	536	36,861
Macy’s, Inc.	1,026	24,655
Nordstrom, Inc.	425	18,861
Target Corp.	1,780	142,863

		409,097

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	226	38,540
AutoZone, Inc.*	96	98,316
Best Buy Co., Inc.	823	58,482
CarMax, Inc.*	601	41,950
Foot Locker, Inc.	441	26,725
Gap, Inc. (The)	732	19,164
Home Depot, Inc. (The)	3,741	717,860
L Brands, Inc.	827	22,809
Lowe’s Cos., Inc.	2,684	293,817
O’Reilly Automotive, Inc.*	272	105,618
Ross Stores, Inc.	1,233	114,792
Tiffany & Co.	337	35,570
TJX Cos., Inc. (The)	4,128	219,651
Tractor Supply Co.	399	39,006
Ulta Beauty, Inc.*	192	66,956

		1,899,256

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	456	20,862
Hanesbrands, Inc.	1,022	18,273
NIKE, Inc., Class B	4,162	350,482
PVH Corp.	261	31,829
Ralph Lauren Corp.	184	23,861
Tapestry, Inc.	973	31,613
Under Armour, Inc., Class A*	686	14,502
Under Armour, Inc., Class C*	732	13,813
VF Corp.	1,026	89,170

		594,405

Total Consumer Discretionary		8,014,618

Consumer Staples (2.1%)
Beverages (0.5%)
Brown-Forman Corp., Class B	908	47,924
Coca-Cola Co. (The)	12,403	581,205
Constellation Brands, Inc., Class A	529	92,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Brewing Co., Class B	647	$38,593
Monster Beverage Corp.*	1,298	70,845
PepsiCo, Inc.	4,568	559,808

		1,391,125

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	1,409	341,175
Kroger Co. (The)	2,604	64,059
Sysco Corp.	1,528	102,009
Walgreens Boots Alliance, Inc.	2,757	174,435
Walmart, Inc.	4,664	454,880

		1,136,558

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,784	76,944
Campbell Soup Co.	544	20,743
Conagra Brands, Inc.	1,275	35,368
General Mills, Inc.	1,849	95,686
Hershey Co. (The)	479	55,004
Hormel Foods Corp.	823	36,837
JM Smucker Co. (The)	337	39,261
Kellogg Co.	850	48,773
Kraft Heinz Co. (The)	1,884	61,513
Lamb Weston Holdings, Inc.	498	37,320
McCormick & Co., Inc. (Non-Voting)	383	57,691
Mondelez International, Inc., Class A	4,836	241,413
Tyson Foods, Inc., Class A	1,022	70,957

		877,510

Household Products (0.5%)
Church & Dwight Co., Inc.	839	59,762
Clorox Co. (The)	452	72,528
Colgate-Palmolive Co.	2,883	197,601
Kimberly-Clark Corp.	1,133	140,379
Procter & Gamble Co. (The)	8,126	845,510

		1,315,780

Personal Products (0.1%)
Coty, Inc., Class A	1,608	18,492
Estee Lauder Cos., Inc. (The), Class A	747	123,666

		142,158

Tobacco (0.3%)
Altria Group, Inc.	6,115	351,185
Philip Morris International, Inc.	5,070	448,137

		799,322

Total Consumer Staples		5,662,453

Energy (1.5%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	1,352	37,477
Halliburton Co.	2,868	84,032
Helmerich & Payne, Inc.	353	19,613
National Oilwell Varco, Inc.	1,202	32,021
Schlumberger Ltd.	4,526	197,198
TechnipFMC plc	1,482	34,857

		405,198

Oil, Gas & Consumable Fuels (1.3%)
Anadarko Petroleum Corp.	1,646	74,860
Apache Corp.	1,294	44,850
Cabot Oil & Gas Corp.	1,608	41,969
Chevron Corp.	6,169	759,897
Cimarex Energy Co.	303	21,180
Concho Resources, Inc.	487	54,038
ConocoPhillips	3,814	254,546
Devon Energy Corp.	1,704	53,778
Diamondback Energy, Inc.	487	49,445
EOG Resources, Inc.	1,891	179,985
Exxon Mobil Corp.	13,728	1,109,222
Hess Corp.	900	54,207
HollyFrontier Corp.	555	27,345
Kinder Morgan, Inc.	6,345	126,964
Marathon Oil Corp.	2,875	48,041
Marathon Petroleum Corp.	1,512	90,493
Noble Energy, Inc.	1,505	37,219
Occidental Petroleum Corp.	2,519	166,758
ONEOK, Inc.	1,382	96,519
Phillips 66	1,363	129,717
Pioneer Natural Resources Co.	536	81,622
Valero Energy Corp.	1,409	119,526
Williams Cos., Inc. (The)	2,749	78,951

		3,701,132

Total Energy		4,106,330

Financials (3.6%)
Banks (1.6%)
Bank of America Corp.	30,575	843,564
BB&T Corp.	2,516	117,069
Citigroup, Inc.	8,245	513,004
Citizens Financial Group, Inc.	1,543	50,147
Comerica, Inc.	590	43,259
Fifth Third Bancorp	2,339	58,990
First Republic Bank	552	55,454
Huntington Bancshares, Inc.	3,572	45,293
JPMorgan Chase & Co.	11,078	1,121,426
KeyCorp	3,465	54,574
M&T Bank Corp.	498	78,196
People’s United Financial, Inc.	1,252	20,583
PNC Financial Services Group, Inc. (The)	1,505	184,603
Regions Financial Corp.	3,450	48,817
SunTrust Banks, Inc.	1,466	86,861
SVB Financial Group*	184	40,914
US Bancorp	5,135	247,456
Wells Fargo & Co.	14,249	688,512
Zions Bancorp NA	578	26,247

		4,324,969

Capital Markets (0.7%)
Affiliated Managers Group, Inc.	157	16,816
Ameriprise Financial, Inc.	487	62,385
Bank of New York Mellon Corp. (The)	3,278	165,310
BlackRock, Inc.	406	173,512
Cboe Global Markets, Inc.	383	36,554
Charles Schwab Corp. (The)	3,894	166,507
CME Group, Inc.	1,087	178,898
E*TRADE Financial Corp.	881	40,905
Franklin Resources, Inc.	953	31,582
Goldman Sachs Group, Inc. (The)	1,130	216,949
Intercontinental Exchange, Inc.	1,864	141,925
Moody’s Corp.	529	95,797
Morgan Stanley	4,350	183,570
MSCI, Inc.	276	54,880
Nasdaq, Inc.	425	37,183
Northern Trust Corp.	670	60,575
Raymond James Financial, Inc.	429	34,496
S&P Global, Inc.	808	170,124
State Street Corp.	1,225	80,617
T. Rowe Price Group, Inc.	793	79,395

		2,027,980

Consumer Finance (0.2%)
American Express Co.	2,309	252,374
Capital One Financial Corp.	1,551	126,701
Discover Financial Services	1,187	84,467
Synchrony Financial	2,251	71,807

		535,349

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	6,226	1,250,741

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Jefferies Financial Group, Inc.	999	$18,771

		1,269,512

Insurance (0.7%)
Aflac, Inc.	2,473	123,650
Allstate Corp. (The)	1,152	108,495
American International Group, Inc.	2,929	126,123
Aon plc	820	139,974
Arthur J Gallagher & Co.	575	44,908
Assurant, Inc.	150	14,236
Brighthouse Financial, Inc.*	368	13,355
Chubb Ltd.	1,528	214,042
Cincinnati Financial Corp.	448	38,483
Everest Re Group Ltd.	134	28,939
Hartford Financial Services Group, Inc. (The)	1,172	58,272
Lincoln National Corp.	720	42,264
Loews Corp.	777	37,242
Marsh & McLennan Cos., Inc.	1,619	152,024
MetLife, Inc.	3,293	140,183
Principal Financial Group, Inc.	854	42,862
Progressive Corp. (The)	1,922	138,557
Prudential Financial, Inc.	1,359	124,865
Torchmark Corp.	372	30,485
Travelers Cos., Inc. (The)	865	118,643
Unum Group	793	26,827
Willis Towers Watson plc	441	77,462

		1,841,891

Total Financials		9,999,701

Health Care (4.1%)
Biotechnology (0.7%)
AbbVie, Inc.	4,928	397,148
Alexion Pharmaceuticals, Inc.*	747	100,980
Amgen, Inc.	2,144	407,317
Biogen, Inc.*	678	160,266
Celgene Corp.*	2,301	217,076
Gilead Sciences, Inc.	4,235	275,317
Incyte Corp.*	536	46,101
Regeneron Pharmaceuticals, Inc.*	249	102,244
Vertex Pharmaceuticals, Inc.*	835	153,598

		1,860,047

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	5,736	458,536
ABIOMED, Inc.*	134	38,269
Align Technology, Inc.*	245	69,661
Baxter International, Inc.	1,631	132,616
Becton Dickinson and Co.	873	218,014
Boston Scientific Corp.*	4,515	173,286
Cooper Cos., Inc. (The)	161	47,683
Danaher Corp.	1,987	262,324
Dentsply Sirona, Inc.	674	33,424
Edwards Lifesciences Corp.*	674	128,956
Hologic, Inc.*	927	44,867
IDEXX Laboratories, Inc.*	272	60,819
Intuitive Surgical, Inc.*	372	212,256
Medtronic plc	4,377	398,657
ResMed, Inc.	498	51,777
Stryker Corp.	1,057	208,779
Teleflex, Inc.	146	44,115
Varian Medical Systems, Inc.*	326	46,201
Zimmer Biomet Holdings, Inc.	670	85,559

		2,715,799

Health Care Providers & Services (0.7%)
AmerisourceBergen Corp.	521	41,430
Anthem, Inc.	816	234,176
Cardinal Health, Inc.	1,064	51,232
Centene Corp.*	1,294	68,711
Cigna Corp.	1,233	198,291
CVS Health Corp.	4,193	226,128
DaVita, Inc.*	437	23,725
HCA Healthcare, Inc.	938	122,296
Henry Schein, Inc.*	498	29,935
Humana, Inc.	441	117,306
Laboratory Corp. of America Holdings*	337	51,554
McKesson Corp.	663	77,611
Quest Diagnostics, Inc.	414	37,227
UnitedHealth Group, Inc.	3,113	769,720
Universal Health Services, Inc., Class B	276	36,921
WellCare Health Plans, Inc.*	165	44,509

		2,130,772

Health Care Technology (0.0%)
Cerner Corp.*	965	55,208

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,095	88,016
Illumina, Inc.*	483	150,064
IQVIA Holdings, Inc.*	525	75,521
Mettler-Toledo International, Inc.*	85	61,455
PerkinElmer, Inc.	414	39,893
Thermo Fisher Scientific, Inc.	1,321	361,584
Waters Corp.*	272	68,465

		844,998

Pharmaceuticals (1.4%)
Allergan plc	1,087	159,148
Bristol-Myers Squibb Co.	5,361	255,773
Eli Lilly & Co.	3,124	405,370
Johnson & Johnson	8,685	1,214,076
Merck & Co., Inc.	8,777	729,983
Mylan NV*	1,654	46,874
Nektar Therapeutics*	483	16,229
Perrigo Co. plc	399	19,216
Pfizer, Inc.	19,006	807,185
Zoetis, Inc.	1,570	158,052

		3,811,906

Total Health Care		11,418,730

Industrials (2.7%)
Aerospace & Defense (0.7%)
Arconic, Inc.	1,321	25,244
Boeing Co. (The)	1,769	674,732
General Dynamics Corp.	885	149,813
Harris Corp.	372	59,412
Huntington Ingalls Industries, Inc.	146	30,251
L3 Technologies, Inc.	276	56,958
Lockheed Martin Corp.	808	242,529
Northrop Grumman Corp.	575	155,020
Raytheon Co.	942	171,519
Textron, Inc.	804	40,731
TransDigm Group, Inc.*	157	71,277
United Technologies Corp.	2,627	338,594

		2,016,080

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	452	39,319
Expeditors International of Washington, Inc.	529	40,151
FedEx Corp.	797	144,584
United Parcel Service, Inc., Class B	2,217	247,728

		471,782

Airlines (0.1%)
Alaska Air Group, Inc.	372	20,877
American Airlines Group, Inc.	1,394	44,273
Delta Air Lines, Inc.	2,140	110,531
Southwest Airlines Co.	1,723	89,441

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Continental Holdings, Inc.*	747	$59,596

		324,718

Building Products (0.1%)
Allegion plc	303	27,485
AO Smith Corp.	510	27,193
Fortune Brands Home & Security, Inc.	421	20,044
Johnson Controls International plc	3,063	113,147
Masco Corp.	988	38,838

		226,707

Commercial Services & Supplies (0.1%)
Cintas Corp.	280	56,591
Copart, Inc.*	659	39,929
Republic Services, Inc.	774	62,214
Rollins, Inc.	418	17,397
Waste Management, Inc.	1,294	134,459

		310,590

Construction & Engineering (0.0%)
Fluor Corp.	467	17,186
Jacobs Engineering Group, Inc.	356	26,768
Quanta Services, Inc.	452	17,058

		61,012

Electrical Equipment (0.1%)
AMETEK, Inc.	743	61,647
Eaton Corp. plc	1,397	112,542
Emerson Electric Co.	2,079	142,349
Rockwell Automation, Inc.	410	71,939

		388,477

Industrial Conglomerates (0.4%)
3M Co.	1,918	398,522
General Electric Co.	27,928	279,001
Honeywell International, Inc.	2,447	388,877
Roper Technologies, Inc.	337	115,244

		1,181,644

Machinery (0.5%)
Caterpillar, Inc.	1,956	265,019
Cummins, Inc.	521	82,250
Deere & Co.	1,026	163,996
Dover Corp.	521	48,870
Flowserve Corp.	379	17,108
Fortive Corp.	984	82,548
Illinois Tool Works, Inc.	980	140,659
Ingersoll-Rand plc	850	91,758
PACCAR, Inc.	1,122	76,453
Parker-Hannifin Corp.	441	75,684
Pentair plc	540	24,035
Snap-on, Inc.	192	30,052
Stanley Black & Decker, Inc.	513	69,855
Wabtec Corp.	150	11,058
Xylem, Inc.	575	45,448

		1,224,793

Professional Services (0.1%)
Equifax, Inc.	421	49,889
IHS Markit Ltd.*	1,152	62,646
Nielsen Holdings plc	973	23,031
Robert Half International, Inc.	353	23,001
Verisk Analytics, Inc.	483	64,239

		222,806

Road & Rail (0.3%)
CSX Corp.	2,799	209,421
JB Hunt Transport Services, Inc.	249	25,221
Kansas City Southern	356	41,289
Norfolk Southern Corp.	938	175,303
Union Pacific Corp.	2,493	416,830

		868,064

Trading Companies & Distributors (0.1%)
Fastenal Co.	942	60,580
United Rentals, Inc.*	257	29,362
WW Grainger, Inc.	184	55,371

		145,313

Total Industrials		7,441,986

Information Technology (6.1%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	165	51,886
Cisco Systems, Inc.	15,272	824,535
F5 Networks, Inc.*	219	34,368
Juniper Networks, Inc.	1,087	28,773
Motorola Solutions, Inc.	513	72,035

		1,011,597

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	946	89,340
Corning, Inc.	2,696	89,238
FLIR Systems, Inc.	441	20,983
IPG Photonics Corp.*	142	21,553
Keysight Technologies, Inc.*	670	58,424
TE Connectivity Ltd.	1,164	93,993

		373,531

IT Services (1.4%)
Accenture plc, Class A	2,075	365,241
Akamai Technologies, Inc.*	510	36,572
Alliance Data Systems Corp.	161	28,172
Automatic Data Processing, Inc.	1,413	225,713
Broadridge Financial Solutions, Inc.	395	40,958
Cognizant Technology Solutions Corp., Class A	1,884	136,496
DXC Technology Co.	911	58,586
Fidelity National Information Services, Inc.	1,045	118,189
Fiserv, Inc.*	1,306	115,294
FleetCor Technologies, Inc.*	280	69,045
Gartner, Inc.*	280	42,470
Global Payments, Inc.	540	73,721
International Business Machines Corp.	2,768	390,565
Jack Henry & Associates, Inc.	265	36,766
Mastercard, Inc., Class A	2,964	697,874
Paychex, Inc.	1,087	87,177
PayPal Holdings, Inc.*	3,618	375,693
Total System Services, Inc.	529	50,260
VeriSign, Inc.*	326	59,189
Visa, Inc., Class A	5,767	900,748
Western Union Co. (The)	1,497	27,650

		3,936,379

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	2,780	70,946
Analog Devices, Inc.	1,172	123,376
Applied Materials, Inc.	3,285	130,283
Broadcom, Inc.	1,321	397,238
Intel Corp.	15,061	808,776
KLA-Tencor Corp.	510	60,899
Lam Research Corp.	525	93,980
Maxim Integrated Products, Inc.	957	50,884
Microchip Technology, Inc.	735	60,976
Micron Technology, Inc.*	3,703	153,045
NVIDIA Corp.	1,964	352,656
Qorvo, Inc.*	376	26,970
QUALCOMM, Inc.	4,852	276,710
Skyworks Solutions, Inc.	613	50,560
Texas Instruments, Inc.	3,163	335,499
Xilinx, Inc.	793	100,544

		3,093,342

Software (1.8%)
Adobe, Inc.*	1,589	423,453
ANSYS, Inc.*	261	47,687
Autodesk, Inc.*	732	114,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	850	$53,983
Citrix Systems, Inc.	429	42,754
Fortinet, Inc.*	487	40,893
Intuit, Inc.	804	210,174
Microsoft Corp.	25,397	2,995,322
Oracle Corp.	9,727	522,437
Red Hat, Inc.*	555	101,399
salesforce.com, Inc.*	2,305	365,043
Symantec Corp.	2,136	49,107
Synopsys, Inc.*	521	59,993

		5,026,305

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	15,042	2,857,228
Hewlett Packard Enterprise Co.	5,062	78,107
HP, Inc.	5,273	102,454
NetApp, Inc.	869	60,257
Seagate Technology plc	911	43,628
Western Digital Corp.	973	46,762
Xerox Corp.	628	20,083

		3,208,519

Total Information Technology		16,649,673

Materials (0.8%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	731	139,592
Albemarle Corp.	399	32,710
Celanese Corp.	460	45,361
CF Industries Holdings, Inc.	709	28,984
DowDuPont, Inc.	7,479	398,705
Eastman Chemical Co.	456	34,601
Ecolab, Inc.	858	151,471
FMC Corp.	425	32,648
International Flavors & Fragrances, Inc.	245	31,554
Linde plc	1,811	318,609
LyondellBasell Industries NV, Class A	1,045	87,864
Mosaic Co. (The)	1,080	29,495
PPG Industries, Inc.	808	91,199
Sherwin-Williams Co. (The)	280	120,599

		1,543,392

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	203	40,840
Vulcan Materials Co.	410	48,544

		89,384

Containers & Packaging (0.1%)
Avery Dennison Corp.	303	34,239
Ball Corp.	1,233	71,341
International Paper Co.	1,306	60,429
Packaging Corp. of America	337	33,491
Sealed Air Corp.	536	24,688
Westrock Co.	797	30,565

		254,753

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,331	55,827
Newmont Mining Corp.	1,803	64,493
Nucor Corp.	1,080	63,018

		183,338

Total Materials		2,070,867

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	364	51,892
American Tower Corp. (REIT)	1,455	286,722
Apartment Investment & Management Co. (REIT), Class A	539	27,106
AvalonBay Communities, Inc. (REIT)	441	88,522
Boston Properties, Inc. (REIT)	483	64,664
Crown Castle International Corp. (REIT)	1,363	174,464
Digital Realty Trust, Inc. (REIT)	663	78,897
Duke Realty Corp. (REIT)	1,038	31,742
Equinix, Inc. (REIT)	261	118,275
Equity Residential (REIT)	1,168	87,974
Essex Property Trust, Inc. (REIT)	226	65,368
Extra Space Storage, Inc. (REIT)	383	39,031
Federal Realty Investment Trust (REIT)	242	33,360
HCP, Inc. (REIT)	1,443	45,166
Host Hotels & Resorts, Inc. (REIT)	2,489	47,042
Iron Mountain, Inc. (REIT)	850	30,141
Kimco Realty Corp. (REIT)	1,344	24,864
Macerich Co. (The) (REIT)	395	17,123
Mid-America Apartment Communities, Inc. (REIT)	383	41,873
Prologis, Inc. (REIT)	1,715	123,394
Public Storage (REIT)	494	107,583
Realty Income Corp. (REIT)	953	70,103
Regency Centers Corp. (REIT)	487	32,868
SBA Communications Corp. (REIT)*	372	74,273
Simon Property Group, Inc. (REIT)	1,011	184,214
SL Green Realty Corp. (REIT)	303	27,246
UDR, Inc. (REIT)	804	36,550
Ventas, Inc. (REIT)	1,160	74,020
Vornado Realty Trust (REIT)	613	41,341
Welltower, Inc. (REIT)	1,175	91,180
Weyerhaeuser Co. (REIT)	2,443	64,349

		2,281,347

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	938	46,384

Total Real Estate		2,327,731

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	693	32,661
American Electric Power Co., Inc.	1,589	133,079
Duke Energy Corp.	2,232	200,880
Edison International	1,026	63,530
Entergy Corp.	555	53,074
Evergy, Inc.	938	54,451
Eversource Energy	1,003	71,163
Exelon Corp.	3,167	158,762
FirstEnergy Corp.	1,443	60,043
NextEra Energy, Inc.	1,516	293,073
Pinnacle West Capital Corp.	372	35,556
PPL Corp.	2,309	73,288
Southern Co. (The)	3,331	172,146
Xcel Energy, Inc.	1,616	90,835

		1,492,541

Gas Utilities (0.0%)
Atmos Energy Corp.	405	41,687

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	2,332	42,163
NRG Energy, Inc.	973	41,333

		83,496

Multi-Utilities (0.3%)
Ameren Corp.	735	54,059
CenterPoint Energy, Inc.	1,355	41,598
CMS Energy Corp.	938	52,096
Consolidated Edison, Inc.	1,045	88,626
Dominion Energy, Inc.	2,416	185,211
DTE Energy Co.	567	70,728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
NiSource, Inc.	1,130	$32,386
Public Service Enterprise Group, Inc.	1,707	101,413
Sempra Energy	839	105,597
WEC Energy Group, Inc.	1,026	81,136

		812,850

Water Utilities (0.0%)
American Water Works Co., Inc.	605	63,077

Total Utilities		2,493,651

Total Common Stocks (28.4%) (Cost $60,465,276)		78,101,267

EXCHANGE TRADED FUNDS (ETF):
Equity (0.4%)
iShares Core S&P 500 ETF	3,220	916,283
iShares Core S&P Mid-Cap ETF	521	98,678
iShares MSCI EAFE ETF	983	63,757
iShares Russell 2000 ETF	259	39,650

Total Exchange Traded Funds (0.4%) (Cost $1,029,289)		1,118,368

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (49.6%)
U.S. Treasury Notes
1.375%, 4/30/20	$3,815,500	3,773,857
2.625%, 7/31/20	12,700,000	12,740,531
1.375%, 9/30/20	4,787,300	4,717,809
1.750%, 11/15/20	8,945,800	8,862,283
2.500%, 2/28/21	2,950,000	2,961,639
1.375%, 4/30/21	7,843,200	7,700,123
1.125%, 7/31/21	6,558,200	6,389,019
2.000%, 10/31/21	3,344,200	3,322,411
2.125%, 12/31/21	5,295,000	5,277,336
2.500%, 2/15/22	3,300,000	3,323,925
1.875%, 4/30/22	1,575,800	1,558,651
1.750%, 5/31/22	5,096,800	5,020,945
1.875%, 8/31/22	1,350,000	1,333,969
1.875%, 10/31/22	5,734,500	5,662,908
2.000%, 2/15/23	4,082,300	4,046,070
1.625%, 4/30/23	1,381,400	1,348,171
1.375%, 6/30/23	12,273,000	11,843,349
2.125%, 11/30/23	3,601,000	3,581,110
2.250%, 1/31/24	2,100,000	2,099,852
2.375%, 2/29/24	850,000	855,578
2.500%, 5/15/24	75,000	75,854
2.125%, 7/31/24	3,790,300	3,763,087
2.375%, 8/15/24	2,185,900	2,196,881
2.250%, 11/15/24	3,515,200	3,508,170
2.000%, 2/15/25	2,234,900	2,198,251
2.125%, 5/15/25	3,785,000	3,744,873
2.000%, 8/15/25	5,761,400	5,653,464
2.250%, 11/15/25	1,536,900	1,529,744
1.625%, 2/15/26	1,644,400	1,571,121
2.500%, 2/28/26	75,000	75,846
1.625%, 5/15/26	1,119,700	1,067,949
1.500%, 8/15/26	1,070,400	1,009,437
2.000%, 11/15/26	3,067,300	2,992,630
2.250%, 2/15/27	50,000	49,619
2.375%, 5/15/27	1,964,500	1,966,372
2.250%, 11/15/27	1,600,000	1,583,050
2.750%, 2/15/28	1,631,200	1,677,715
2.875%, 5/15/28	1,929,200	2,003,972
2.875%, 8/15/28	2,060,000	2,140,501
3.125%, 11/15/28	570,000	604,676
2.625%, 2/15/29	650,000	661,984

Total U.S. Treasury Obligations		136,494,732

Total Long-Term Debt Securities (49.6%) (Cost $135,586,004)		136,494,732

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (17.1%)
JPMorgan Prime Money Market Fund, IM Shares	46,835,604	46,849,655

Total Short-Term Investment (17.1%) (Cost $46,842,360)		46,849,655

Total Investments in Securities (95.5%) (Cost $243,922,929)		262,564,022
Other Assets Less Liabilities (4.5%)		12,446,430

Net Assets (100%)		$275,010,452

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	493	6/2019	USD	46,006,760	1,136,664
Russell 2000 E-Mini Index	87	6/2019	USD	6,715,530	65,693
S&P Midcap 400 E-Mini Index	29	6/2019	USD	5,512,900	87,956

					1,290,313

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$7,915,527	$—	$—	$7,915,527
Consumer Discretionary	8,014,618	—	—	8,014,618
Consumer Staples	5,662,453	—	—	5,662,453
Energy	4,106,330	—	—	4,106,330
Financials	9,999,701	—	—	9,999,701
Health Care	11,418,730	—	—	11,418,730
Industrials	7,441,986	—	—	7,441,986
Information Technology	16,649,673	—	—	16,649,673
Materials	2,070,867	—	—	2,070,867
Real Estate	2,327,731	—	—	2,327,731
Utilities	2,493,651	—	—	2,493,651
Exchange Traded Funds	1,118,368	—	—	1,118,368
Futures	1,290,313	—	—	1,290,313
Short-Term Investment
Investment Company	46,849,655	—	—	46,849,655
U.S. Treasury Obligations	—	136,494,732	—	136,494,732

Total Assets	$127,359,603	$136,494,732	$—	$263,854,335

Total Liabilities	$—	$—	$—	$—

Total	$127,359,603	$136,494,732	$—	$263,854,335

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,473,576
Aggregate gross unrealized depreciation	(1,958,505)

Net unrealized appreciation	$21,515,071

Federal income tax cost of investments in securities and derivative instruments, if applicable	$242,339,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (40.1%)
iShares Core S&P 500 ETF	15,587	$4,435,437
iShares Core S&P Mid-Cap ETF	1,660	314,404
iShares MSCI EAFE ETF	536	34,765
iShares Russell 2000 ETF	2,468	377,826

Total Exchange Traded Funds (40.1%) (Cost $4,970,688)		5,162,432

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (39.2%)
Communication Services (5.2%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.
4.125%, 2/17/26	$150,000	153,092
Verizon Communications, Inc.
4.862%, 8/21/46	150,000	159,011

		312,103

Media (1.8%)
Charter Communications Operating LLC
4.908%, 7/23/25	80,000	84,432
Comcast Corp.
3.600%, 3/1/24	50,000	51,408
3.150%, 3/1/26	100,000	99,492

		235,332

Wireless Telecommunication Services (1.0%)
Vodafone Group plc
5.000%, 5/30/38	130,000	126,879

Total Communication Services		674,314

Consumer Discretionary (1.2%)
Internet & Direct Marketing Retail (0.8%)
Amazon.com, Inc.
2.400%, 2/22/23	100,000	99,075

Specialty Retail (0.4%)
Home Depot, Inc. (The)
4.200%, 4/1/43	50,000	52,414

Total Consumer Discretionary		151,489

Consumer Staples (4.1%)
Beverages (1.5%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	190,000	190,304

Food & Staples Retailing (0.8%)
Walmart, Inc.
3.400%, 6/26/23	100,000	102,963

Food Products (0.9%)
Kraft Heinz Foods Co.
6.875%, 1/26/39	100,000	112,824

Tobacco (0.9%)
BAT Capital Corp.
3.557%, 8/15/27	130,000	122,871

Total Consumer Staples		528,962

Energy (3.2%)
Oil, Gas & Consumable Fuels (3.2%)
BP Capital Markets America, Inc.
3.216%, 11/28/23	100,000	101,388
ConocoPhillips Co.
4.950%, 3/15/26	40,000	44,772
Kinder Morgan, Inc.
5.050%, 2/15/46	100,000	102,377
MPLX LP
4.500%, 7/15/23	80,000	84,050
Williams Cos., Inc. (The)
3.750%, 6/15/27	85,000	84,522

Total Energy		417,109

Financials (13.4%)
Banks (6.8%)
Bank of America Corp.
3.248%, 10/21/27	205,000	200,020
Citigroup, Inc.
4.450%, 9/29/27	185,000	189,823
HSBC Holdings plc
6.500%, 9/15/37	100,000	124,187
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	145,000	154,204
Royal Bank of Scotland Group plc
6.000%, 12/19/23	100,000	106,541
Wells Fargo & Co.
3.069%, 1/24/23	100,000	100,085

		874,860

Capital Markets (3.0%)
Goldman Sachs Group, Inc. (The)
6.750%, 10/1/37	165,000	201,651
Morgan Stanley
3.700%, 10/23/24	190,000	192,889

		394,540

Consumer Finance (2.0%)
American Express Co.
3.400%, 2/27/23	150,000	152,021
General Motors Financial Co., Inc.
5.250%, 3/1/26	100,000	102,829

		254,850

Diversified Financial Services (1.6%)
Shell International Finance BV
4.375%, 5/11/45	190,000	207,074

Total Financials		1,731,324

Health Care (6.2%)
Biotechnology (2.2%)
AbbVie, Inc.
3.600%, 5/14/25	110,000	110,149
Gilead Sciences, Inc.
3.650%, 3/1/26	170,000	172,463

		282,612

Health Care Equipment & Supplies (0.8%)
Becton Dickinson and Co.
4.685%, 12/15/44	100,000	103,225

Health Care Providers & Services (3.2%)
Cigna Holding Co.
3.250%, 4/15/25	125,000	123,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
CVS Health Corp.
4.300%, 3/25/28	$180,000	$182,623
UnitedHealth Group, Inc.
3.750%, 7/15/25	100,000	104,212

		410,653

Total Health Care		796,490

Industrials (1.9%)
Aerospace & Defense (0.8%)
United Technologies Corp.
3.650%, 8/16/23	100,000	102,496

Air Freight & Logistics (0.7%)
United Parcel Service, Inc.
6.200%, 1/15/38	75,000	95,846

Industrial Conglomerates (0.4%)
General Electric Co.
6.750%, 3/15/32	40,000	46,220

Total Industrials		244,562

Information Technology (3.2%)
Software (2.1%)
Microsoft Corp.
2.875%, 2/6/24	150,000	151,609
Oracle Corp.
5.375%, 7/15/40	100,000	118,953

		270,562

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.
4.650%, 2/23/46	125,000	140,553

Total Information Technology		411,115

Utilities (0.8%)
Multi-Utilities (0.8%)
Sempra Energy
4.000%, 2/1/48	110,000	100,862

Total Utilities		100,862

Total Corporate Bonds		5,056,227

Total Long-Term Debt Securities (39.2%) (Cost $4,986,850)		5,056,227

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (26.0%)
JPMorgan Prime Money Market Fund, IM Shares	3,355,162	3,356,169

Total Short-Term Investment (26.0%) (Cost $3,356,169)		3,356,169

Total Investments in Securities (105.3%) (Cost $13,313,707)		13,574,828
Other Assets Less Liabilities (-5.3%)		(681,304)

Net Assets (100%)		$12,893,524

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Glossary:

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	27	6/2019	USD	2,519,640	57,126

					57,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$674,314	$—	$674,314
Consumer Discretionary	—	151,489	—	151,489
Consumer Staples	—	528,962	—	528,962
Energy	—	417,109	—	417,109
Financials	—	1,731,324	—	1,731,324
Health Care	—	796,490	—	796,490
Industrials	—	244,562	—	244,562
Information Technology	—	411,115	—	411,115
Utilities	—	100,862	—	100,862
Exchange Traded Funds	5,162,432	—	—	5,162,432
Futures	57,126	—	—	57,126
Short-Term Investment
Investment Company	3,356,169	—	—	3,356,169

Total Assets	$8,575,727	$5,056,227	$—	$13,631,954

Total Liabilities	$—	$—	$—	$—

Total	$8,575,727	$5,056,227	$—	$13,631,954

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$321,413
Aggregate gross unrealized depreciation	(3,166)

Net unrealized appreciation	$318,247

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,313,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (93.2%)
Energy Equipment & Services (36.2%)
Apergy Corp.*	36,880	$1,514,293
Baker Hughes a GE Co.	61,330	1,700,068
C&J Energy Services, Inc.*	79,174	1,228,781
Cactus, Inc., Class A*	73,996	2,634,258
Core Laboratories NV	21,068	1,452,217
Dril-Quip, Inc.*	42,783	1,961,601
Ensco plc, Class A(x)	388,733	1,527,721
Frank’s International NV*	120,286	746,976
FTS International, Inc.*	121,764	1,217,640
Halliburton Co.	99,378	2,911,775
Helix Energy Solutions Group, Inc.*	171,186	1,354,081
Liberty Oilfield Services, Inc., Class A(x)	65,665	1,010,584
National Oilwell Varco, Inc.	32,251	859,167
Patterson-UTI Energy, Inc.	159,661	2,238,447
ProPetro Holding Corp.*	101,445	2,286,570
Schlumberger Ltd.	62,097	2,705,566
TechnipFMC plc	75,131	1,767,081
Transocean Ltd.*	268,288	2,336,788

		31,453,614

Oil, Gas & Consumable Fuels (57.0%)
Anadarko Petroleum Corp.	47,287	2,150,613
Centennial Resource Development, Inc., Class A*	88,031	773,792
Chevron Corp.	12,683	1,562,292
Concho Resources, Inc.	42,886	4,758,630
Continental Resources, Inc.*	83,696	3,747,070
Diamondback Energy, Inc.	31,603	3,208,653
EOG Resources, Inc.	31,719	3,019,014
Marathon Oil Corp.	159,383	2,663,290
Marathon Petroleum Corp.	49,447	2,959,403
Oasis Petroleum, Inc.*	249,592	1,507,536
Parsley Energy, Inc., Class A*	145,159	2,801,569
PBF Energy, Inc., Class A	57,712	1,797,152
Phillips 66	33,373	3,176,108
Pioneer Natural Resources Co.	23,128	3,521,932
Suncor Energy, Inc.	58,439	1,895,177
Valero Energy Corp.	37,642	3,193,171
Viper Energy Partners LP	53,603	1,777,475
Whiting Petroleum Corp.*	76,984	2,012,362
WPX Energy, Inc.*	229,893	3,013,897

		49,539,136

Total Energy		80,992,750

Information Technology (2.9%)
IT Services (2.9%)
WEX, Inc.*	13,196	2,533,500

Total Information Technology		2,533,500

Total Common Stocks (96.1%) (Cost $103,423,940)		83,526,250

MASTER LIMITED PARTNERSHIPS:
Energy (3.5%)
Oil, Gas & Consumable Fuels (3.5%)
Energy Transfer LP	45,366	697,275
Enterprise Products Partners LP	62,248	1,811,417
MPLX LP	16,255	534,627

Total Master Limited Partnerships (3.5%) (Cost $3,101,109)		3,043,319

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.8%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $500,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $510,000.(xx)	$500,000	500,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,025,964, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,046,261.(xx)	1,025,746	1,025,746

Total Repurchase Agreements		1,525,746

Total Short-Term Investments (1.8%) (Cost $1,525,746)		1,525,746

Total Investments in Securities (101.4%) (Cost $108,050,795)		88,095,315
Other Assets Less Liabilities (-1.4%)		(1,179,934)

Net Assets (100%)		$86,915,381

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $1,650,226. This was collateralized by $240,126 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-11/15/48 and by cash of $1,525,746 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Energy	$80,992,750	$—	$—	$80,992,750
Information Technology	2,533,500	—	—	2,533,500
Master Limited Partnerships
Energy	3,043,319	—	—	3,043,319
Short-Term Investments
Repurchase Agreements	—	1,525,746	—	1,525,746

Total Assets	$86,569,569	$1,525,746	$—	$88,095,315

Total Liabilities	$—	$—	$—	$—

Total	$86,569,569	$1,525,746	$—	$88,095,315

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,069,656
Aggregate gross unrealized depreciation	(21,235,052)

Net unrealized depreciation	$(20,165,396)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$108,260,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Entertainment (2.6%)
Electronic Arts, Inc.*	76,079	$7,731,909

Interactive Media & Services (0.5%)
Twitter, Inc.*	51,401	1,690,065

Total Communication Services		9,421,974

Consumer Discretionary (23.4%)
Auto Components (1.5%)
BorgWarner, Inc.	113,620	4,364,144

Hotels, Restaurants & Leisure (5.0%)
Chipotle Mexican Grill, Inc.*	13,758	9,772,445
Dunkin’ Brands Group, Inc.	71,258	5,351,476

		15,123,921

Internet & Direct Marketing Retail (4.1%)
Duluth Holdings, Inc., Class B(x)*	48,600	1,158,624
GrubHub, Inc.*	61,174	4,249,758
MercadoLibre, Inc.*	13,318	6,761,948

		12,170,330

Specialty Retail (9.5%)
National Vision Holdings, Inc.*	90,134	2,832,911
O’Reilly Automotive, Inc.*	15,158	5,885,851
Tiffany & Co.	46,943	4,954,834
Tractor Supply Co.	83,341	8,147,416
Ulta Beauty, Inc.*	19,253	6,714,099

		28,535,111

Textiles, Apparel & Luxury Goods (3.3%)
Burberry Group plc	157,961	4,021,116
Lululemon Athletica, Inc.*	35,032	5,740,694

		9,761,810

Total Consumer Discretionary		69,955,316

Consumer Staples (2.5%)
Food & Staples Retailing (1.4%)
Sprouts Farmers Market, Inc.*	187,600	4,040,904

Food Products (1.1%)
Hershey Co. (The)	29,404	3,376,461

Total Consumer Staples		7,417,365

Financials (4.3%)
Banks (2.6%)
First Republic Bank	50,549	5,078,153
SVB Financial Group*	12,706	2,825,306

		7,903,459

Capital Markets (1.7%)
MarketAxess Holdings, Inc.	20,717	5,098,039

Total Financials		13,001,498

Health Care (16.7%)
Biotechnology (2.2%)
BioMarin Pharmaceutical, Inc.*	41,041	3,645,672
Seattle Genetics, Inc.*	37,970	2,780,923

		6,426,595

Health Care Equipment & Supplies (8.1%)
ABIOMED, Inc.*	14,944	4,267,857
DexCom, Inc.*	35,538	4,232,576
Edwards Lifesciences Corp.*	32,574	6,232,383
Glaukos Corp.*	46,700	3,659,879
Intuitive Surgical, Inc.*	10,319	5,887,815

		24,280,510

Health Care Providers & Services (1.1%)
Laboratory Corp. of America Holdings*	22,300	3,411,454

Health Care Technology (1.3%)
Cerner Corp.*	66,856	3,824,832

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	45,392	3,648,609

Pharmaceuticals (2.8%)
Zoetis, Inc.	83,442	8,400,106

Total Health Care		49,992,106

Industrials (17.3%)
Aerospace & Defense (2.0%)
Harris Corp.	26,956	4,305,143
Spirit AeroSystems Holdings, Inc., Class A	18,061	1,653,123

		5,958,266

Building Products (2.5%)
AO Smith Corp.	86,203	4,596,344
Trex Co., Inc.*	49,721	3,058,836

		7,655,180

Machinery (5.4%)
Fortive Corp.	65,839	5,523,234
Gardner Denver Holdings, Inc.*	1,268	35,263
IDEX Corp.	32,836	4,982,534
Middleby Corp. (The)*	43,688	5,680,751

		16,221,782

Professional Services (5.4%)
CoStar Group, Inc.*	21,589	10,069,541
TransUnion	90,172	6,027,097

		16,096,638

Trading Companies & Distributors (2.0%)
Fastenal Co.	92,829	5,969,833

Total Industrials		51,901,699

Information Technology (24.8%)
Communications Equipment (1.9%)
Arista Networks, Inc.*	18,574	5,840,780

Electronic Equipment, Instruments & Components (3.1%)
Coherent, Inc.*	14,127	2,002,079
Keysight Technologies, Inc.*	77,352	6,745,094
Novanta, Inc.*	5,380	455,847

		9,203,020

IT Services (4.0%)
Jack Henry & Associates, Inc.	17,770	2,465,410
Square, Inc., Class A*	79,153	5,930,143
Twilio, Inc., Class A*	28,357	3,663,157

		12,058,710

Semiconductors & Semiconductor Equipment (7.2%)
Maxim Integrated Products, Inc.	84,235	4,478,775
Microchip Technology, Inc.(x)	57,834	4,797,909
Monolithic Power Systems, Inc.	32,249	4,369,417
Teradyne, Inc.	113,725	4,530,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Display Corp.(x)	21,440	$3,277,104

		21,454,009

Software (8.6%)
DocuSign, Inc.*	34,810	1,804,551
Guidewire Software, Inc.*	60,616	5,889,451
Palo Alto Networks, Inc.*	19,397	4,711,143
Proofpoint, Inc.*	22,752	2,762,775
ServiceNow, Inc.*	30,474	7,511,536
Tyler Technologies, Inc.*	14,953	3,056,393

		25,735,849

Total Information Technology		74,292,368

Materials (3.5%)
Chemicals (3.5%)
Axalta Coating Systems Ltd.*	176,817	4,457,557
RPM International, Inc.	54,139	3,142,227
Scotts Miracle-Gro Co. (The)	37,564	2,951,779

Total Materials		10,551,563

Total Common Stocks (95.6%) (Cost $257,672,216)		286,533,889

MASTER LIMITED PARTNERSHIP:
Financials (0.9%)
Capital Markets (0.9%)
Oaktree Capital Group LLC (Cost $2,344,456)	55,157	2,738,545

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.1%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,785,806, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,821,135.(xx)	1,785,427	1,785,427
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $500,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $510,107.(xx)	500,000	500,000

Total Repurchase Agreements		3,285,427

Total Short-Term Investments (1.1%) (Cost $3,285,427)		3,285,427

Total Investments in Securities (97.6%) (Cost $263,302,099)		292,557,861
Other Assets Less Liabilities (2.4%)		7,095,097

Net Assets (100%)		$299,652,958

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $4,968,890. This was collateralized by $1,735,333 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/18/19-11/15/48 and by cash of $3,285,427 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,421,974	$—	$—	$9,421,974
Consumer Discretionary	65,934,200	4,021,116	—	69,955,316
Consumer Staples	7,417,365	—	—	7,417,365
Financials	13,001,498	—	—	13,001,498
Health Care	49,992,106	—	—	49,992,106
Industrials	51,901,699	—	—	51,901,699
Information Technology	74,292,368	—	—	74,292,368
Materials	10,551,563	—	—	10,551,563
Master Limited Partnerships
Financials	2,738,545	—	—	2,738,545
Short-Term Investments
Repurchase Agreements	—	3,285,427	—	3,285,427

Total Assets	$285,251,318	$7,306,543	$—	$292,557,861

Total Liabilities	$—	$—	$—	$—

Total	$285,251,318	$7,306,543	$—	$292,557,861

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,300,948
Aggregate gross unrealized depreciation	(8,006,896)

Net unrealized appreciation	$29,294,052

Federal income tax cost of investments in securities and derivative instruments, if applicable	$263,263,809

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.3%)
Diversified Telecommunication Services (1.6%)
Zayo Group Holdings, Inc.*	83,064	$2,360,679

Entertainment (4.7%)
Electronic Arts, Inc.*	14,958	1,520,181
Netflix, Inc.*	8,205	2,925,575
Take-Two Interactive Software, Inc.*	15,951	1,505,296
Walt Disney Co. (The)	9,237	1,025,584

		6,976,636

Interactive Media & Services (9.0%)
Alphabet, Inc., Class A*	3,238	3,810,770
Alphabet, Inc., Class C*	4,288	5,031,153
Facebook, Inc., Class A*	27,667	4,611,812

		13,453,735

Total Communication Services		22,791,050

Consumer Discretionary (5.2%)
Internet & Direct Marketing Retail (5.2%)
Alibaba Group Holding Ltd. (ADR)*	34,913	6,369,877
Amazon.com, Inc.*	793	1,412,135

Total Consumer Discretionary		7,782,012

Health Care (17.2%)
Biotechnology (11.9%)
Allogene Therapeutics, Inc.(x)*	6,078	175,715
BioMarin Pharmaceutical, Inc.*	14,474	1,285,725
CRISPR Therapeutics AG(x)*	19,008	678,966
Evogene Ltd.(x)*	38,500	68,530
Ionis Pharmaceuticals, Inc.*	61,372	4,981,565
Moderna, Inc.(x)*	31,384	638,664
Sage Therapeutics, Inc.*	6,738	1,071,679
Sarepta Therapeutics, Inc.*	15,073	1,796,551
Vertex Pharmaceuticals, Inc.*	38,223	7,031,121

		17,728,516

Health Care Equipment & Supplies (1.5%)
Medtronic plc	24,219	2,205,867

Health Care Technology (3.3%)
Cerner Corp.*	77,931	4,458,432
Teladoc Health, Inc.*	7,551	419,836

		4,878,268

Pharmaceuticals (0.5%)
Elanco Animal Health, Inc.*	23,735	761,181

Total Health Care		25,573,832

Industrials (0.7%)
Road & Rail (0.7%)
Lyft, Inc., Class A*	12,570	984,105

Total Industrials		984,105

Information Technology (56.2%)
Electronic Equipment, Instruments & Components (0.3%)
Keysight Technologies, Inc.*	4,850	422,920

IT Services (11.9%)
Alliance Data Systems Corp.	12,400	2,169,752
Euronet Worldwide, Inc.*	59,509	8,485,389
WNS Holdings Ltd. (ADR)*	132,600	7,063,602

		17,718,743

Semiconductors & Semiconductor Equipment (19.9%)
ASML Holding NV (Registered) (NYRS)	16,600	3,121,630
Cypress Semiconductor Corp.	375,786	5,606,727
Microchip Technology, Inc.	24,118	2,000,829
Micron Technology, Inc.*	151,001	6,240,871
QUALCOMM, Inc.	54,598	3,113,724
Semtech Corp.*	56,845	2,893,979
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,696	438,108
Universal Display Corp.(x)	41,491	6,341,900

		29,757,768

Software (19.6%)
ACI Worldwide, Inc.*	209,763	6,894,910
Aspen Technology, Inc.*	72,620	7,571,361
Microsoft Corp.	115,713	13,647,191
Teradata Corp.*	27,392	1,195,661

		29,309,123

Technology Hardware, Storage & Peripherals (4.5%)
Apple, Inc.	34,997	6,647,680

Total Information Technology		83,856,234

Materials (0.3%)
Chemicals (0.3%)
Marrone Bio Innovations, Inc.(x)*	313,500	479,655

Total Materials		479,655

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
QTS Realty Trust, Inc. (REIT), Class A	45,631	2,052,939

Total Real Estate		2,052,939

Total Common Stocks (96.3%) (Cost $132,515,661)		143,519,827

SHORT-TERM INVESTMENTS:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, IM Shares	2,510,904	2,511,658

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.8%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $3,226,674, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $3,290,508.(xx)	3,225,988	3,225,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $1,020,214.(xx)	$1,000,000	$1,000,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		7,225,988

Total Short-Term Investments (6.5%) (Cost $9,737,611)		9,737,646

Total Investments in Securities (102.8%) (Cost $142,253,272)		153,257,473
Other Assets Less Liabilities (-2.8%)		(4,115,862)

Net Assets (100%)		$149,141,611

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)	At March 31, 2019, the Portfolio had loaned securities with a total value of $7,135,050. This was collateralized by cash of $7,225,988 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/IVY SCIENCE AND TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$22,791,050	$—	$—	$22,791,050
Consumer Discretionary	7,782,012	—	—	7,782,012
Health Care	25,573,832	—	—	25,573,832
Industrials	984,105	—	—	984,105
Information Technology	83,856,234	—	—	83,856,234
Materials	479,655	—	—	479,655
Real Estate	2,052,939	—	—	2,052,939
Short-Term Investments
Investment Company	2,511,658	—	—	2,511,658
Repurchase Agreements	—	7,225,988	—	7,225,988

Total Assets	$146,031,485	$7,225,988	$—	$153,257,473

Total Liabilities	$—	$—	$—	$—

Total	$146,031,485	$7,225,988	$—	$153,257,473

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,336,579
Aggregate gross unrealized depreciation	(3,332,694)

Net unrealized appreciation	$11,003,885

Federal income tax cost of investments in securities and derivative instruments, if applicable	$142,253,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (34.6%)
iShares 1-3 Year Treasury Bond ETF	172,872	$14,541,993
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	363,331	21,945,192

Total Fixed Income		36,487,185

Equity (17.0%)
Vanguard S&P 500 ETF	69,373	18,005,068

Total Exchange Traded Funds (51.6%) (Cost $53,314,056)		54,492,253

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (2.3%)
U.S. Treasury Notes
2.000%, 1/31/20#	$2,400,000	2,392,275

Total Long-Term Debt Securities (2.3%) (Cost $2,389,070)		2,392,275

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (25.5%)
FFCB
4.84%, 4/1/19(o)(p)	8,789,000	8,787,820
FHLB
4.73%, 4/1/19(o)(p)	8,152,000	8,150,930
FHLMC
4.73%, 4/1/19(o)(p)	10,000,000	9,998,687

Total U.S. Government Agency Securities		26,937,437

U.S. Treasury Obligations (18.8%)
U.S. Treasury Bills
2.23%, 4/16/19(p)	19,955,000	19,935,211

Total Short-Term Investments (44.3%) (Cost $46,876,066)		46,872,648

Total Investments in Securities (98.2%) (Cost $102,579,192)		103,757,176
Other Assets Less Liabilities (1.8%)		1,947,506

Net Assets (100%)		$105,704,682

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,392,275.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2019.

(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	284	6/2019	EUR	10,423,839	114,133
FTSE 100 Index	50	6/2019	GBP	4,696,309	99,086
Russell 2000 E-Mini Index	114	6/2019	USD	8,799,660	67,339
S&P 500 E-Mini Index	129	6/2019	USD	18,303,810	441,586
TOPIX Index	30	6/2019	JPY	4,309,303	(15,899)

					706,245

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$54,492,253	$—	$—	$54,492,253
Futures	722,144	—	—	722,144
Short-Term Investments
U.S. Government Agency Securities	—	26,937,437	—	26,937,437
U.S. Treasury Obligations	—	19,935,211	—	19,935,211
U.S. Treasury Obligations	—	2,392,275	—	2,392,275

Total Assets	$55,214,397	$49,264,923	$—	$104,479,320

Liabilities:
Futures	$(15,899)	$—	$—	$(15,899)

Total Liabilities	$(15,899)	$—	$—	$(15,899)

Total	$55,198,498	$49,264,923	$—	$104,463,421

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,025,434
Aggregate gross unrealized depreciation	891,310

Net unrealized appreciation	$2,916,744

Federal income tax cost of investments in securities and derivative instruments, if applicable	$101,546,677

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.9%)
Entertainment (0.4%)
Electronic Arts, Inc.*	22,900	$2,327,327

Interactive Media & Services (1.5%)
Alphabet, Inc., Class A*	5,300	6,237,517
Alphabet, Inc., Class C*	2,700	3,167,937

		9,405,454

Media (6.7%)
Altice USA, Inc., Class A	244,800	5,258,304
Charter Communications, Inc., Class A*	41,700	14,466,147
Comcast Corp., Class A	534,100	21,353,318

		41,077,769

Wireless Telecommunication Services (1.3%)
T-Mobile US, Inc.*	113,900	7,870,490

Total Communication Services		60,681,040

Consumer Discretionary (10.8%)
Auto Components (0.8%)
Delphi Technologies plc	109,400	2,107,044
Lear Corp.	18,500	2,510,635

		4,617,679

Automobiles (1.1%)
Ford Motor Co.	171,500	1,505,770
General Motors Co.	142,730	5,295,283

		6,801,053

Hotels, Restaurants & Leisure (1.4%)
International Game Technology plc	73,200	950,868
Norwegian Cruise Line Holdings Ltd.*	79,400	4,363,824
Royal Caribbean Cruises Ltd.	27,900	3,197,898

		8,512,590

Household Durables (2.1%)
Lennar Corp., Class A	265,452	13,031,039

Internet & Direct Marketing Retail (0.4%)
Expedia Group, Inc.	22,200	2,641,800

Leisure Products (0.6%)
Brunswick Corp.	72,400	3,643,892

Multiline Retail (0.5%)
Dollar Tree, Inc.*	28,300	2,972,632

Specialty Retail (2.6%)
Advance Auto Parts, Inc.	36,500	6,224,345
Best Buy Co., Inc.	39,700	2,821,082
Lowe’s Cos., Inc.	61,600	6,743,352

		15,788,779

Textiles, Apparel & Luxury Goods (1.3%)
Levi Strauss & Co., Class A*	56,400	1,328,220
PVH Corp.	42,800	5,219,460
Tapestry, Inc.	48,100	1,562,769

		8,110,449

Total Consumer Discretionary		66,119,913

Consumer Staples (5.3%)
Beverages (0.5%)
Coca-Cola Co. (The)	65,100	3,050,586

Food & Staples Retailing (1.2%)
Sprouts Farmers Market, Inc.*	66,600	1,434,564
Walmart, Inc.	61,100	5,959,083

		7,393,647

Food Products (2.4%)
Conagra Brands, Inc.	159,100	4,413,434
General Mills, Inc.	35,100	1,816,425
Kraft Heinz Co. (The)	42,700	1,394,155
Mondelez International, Inc., Class A	141,700	7,073,664

		14,697,678

Tobacco (1.2%)
Philip Morris International, Inc.	82,000	7,247,980

Total Consumer Staples		32,389,891

Energy (10.6%)
Oil, Gas & Consumable Fuels (10.6%)
Chevron Corp.	94,300	11,615,874
Concho Resources, Inc.	23,800	2,640,848
Diamondback Energy, Inc.	75,200	7,635,056
EOG Resources, Inc.	25,900	2,465,162
Marathon Petroleum Corp.	167,000	9,994,950
Occidental Petroleum Corp.	196,600	13,014,920
Pioneer Natural Resources Co.	88,900	13,537,692
TransCanada Corp.	90,000	4,044,600

Total Energy		64,949,102

Financials (18.6%)
Banks (9.1%)
Bank of America Corp.	526,100	14,515,099
Cathay General Bancorp	64,600	2,190,586
Citigroup, Inc.	155,755	9,691,076
Citizens Financial Group, Inc.	209,000	6,792,500
East West Bancorp, Inc.	118,300	5,674,851
Huntington Bancshares, Inc.	216,300	2,742,684
KeyCorp	709,700	11,177,775
Wells Fargo & Co.	66,623	3,219,223

		56,003,794

Capital Markets (2.4%)
Goldman Sachs Group, Inc. (The)	20,000	3,839,800
Morgan Stanley	260,600	10,997,320

		14,837,120

Consumer Finance (0.4%)
Capital One Financial Corp.	33,600	2,744,784

Diversified Financial Services (2.5%)
Berkshire Hathaway, Inc., Class B*	75,600	15,187,284

Insurance (4.2%)
Chubb Ltd.	44,400	6,219,552
Hartford Financial Services Group, Inc. (The)	69,300	3,445,596
Lincoln National Corp.	168,200	9,873,340
MetLife, Inc.	78,200	3,328,974
Travelers Cos., Inc. (The)	18,800	2,578,608

		25,446,070

Total Financials		114,219,052

Health Care (14.7%)
Biotechnology (0.6%)
Alexion Pharmaceuticals, Inc.*	20,400	2,757,672
Biogen, Inc.*	4,700	1,110,986

		3,868,658

Health Care Equipment & Supplies (3.1%)
Boston Scientific Corp.*	61,600	2,364,208
Medtronic plc	64,200	5,847,336
Zimmer Biomet Holdings, Inc.	83,600	10,675,720

		18,887,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (4.4%)
Cigna Corp.	86,500	$13,910,930
CVS Health Corp.	127,300	6,865,289
DaVita, Inc.*	111,300	6,042,477

		26,818,696

Pharmaceuticals (6.6%)
Allergan plc	23,300	3,411,353
Elanco Animal Health, Inc.*	17,455	559,782
Eli Lilly & Co.	48,220	6,257,027
Merck & Co., Inc.	155,700	12,949,569
Pfizer, Inc.	415,900	17,663,273

		40,841,004

Total Health Care		90,415,622

Industrials (7.6%)
Aerospace & Defense (1.7%)
General Dynamics Corp.	42,100	7,126,688
Northrop Grumman Corp.	11,000	2,965,600

		10,092,288

Airlines (1.7%)
Delta Air Lines, Inc.	47,600	2,458,540
Southwest Airlines Co.	156,300	8,113,533

		10,572,073

Building Products (0.4%)
Owens Corning	55,300	2,605,736

Electrical Equipment (1.0%)
Eaton Corp. plc	75,600	6,090,336

Machinery (2.8%)
Ingersoll-Rand plc	48,400	5,224,780
PACCAR, Inc.	123,900	8,442,546
Stanley Black & Decker, Inc.	25,600	3,485,952

		17,153,278

Total Industrials		46,513,711

Information Technology (5.2%)
IT Services (0.4%)
Fidelity National Information Services, Inc.	24,300	2,748,330

Semiconductors & Semiconductor Equipment (3.9%)
Analog Devices, Inc.	72,100	7,589,967
First Solar, Inc.*	39,700	2,097,748
Intel Corp.	48,100	2,582,970
NVIDIA Corp.	13,200	2,370,192
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	121,400	4,972,544
Texas Instruments, Inc.	39,300	4,168,551

		23,781,972

Software (0.9%)
LogMeIn, Inc.	21,700	1,738,170
Microsoft Corp.	29,400	3,467,436

		5,205,606

Total Information Technology		31,735,908

Materials (7.0%)
Chemicals (5.6%)
Celanese Corp.	103,900	10,245,579
Eastman Chemical Co.	119,600	9,075,248
FMC Corp.	198,600	15,256,452

		34,577,279

Containers & Packaging (1.4%)
Crown Holdings, Inc.*	111,300	6,073,641
Westrock Co.	58,200	2,231,970

		8,305,611

Total Materials		42,882,890

Real Estate (4.7%)
Equity Real Estate Investment Trusts (REITs) (4.7%)
American Campus Communities, Inc. (REIT)	39,000	1,855,620
Brixmor Property Group, Inc. (REIT)	168,400	3,093,508
Federal Realty Investment Trust (REIT)	23,400	3,225,690
HCP, Inc. (REIT)	96,800	3,029,840
Macerich Co. (The) (REIT)	41,200	1,786,020
Mid-America Apartment Communities, Inc. (REIT)	33,000	3,607,890
Prologis, Inc. (REIT)	65,600	4,719,920
Ventas, Inc. (REIT)	94,800	6,049,188
Weyerhaeuser Co. (REIT)	70,000	1,843,800

Total Real Estate		29,211,476

Utilities (2.0%)
Electric Utilities (2.0%)
American Electric Power Co., Inc.	71,500	5,988,125
Edison International	48,600	3,009,312
Xcel Energy, Inc.	60,800	3,417,568

Total Utilities		12,415,005

Total Common Stocks (96.4%) (Cost $561,973,303)		591,533,610

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (3.1%)
FFCB
4.84%, 4/1/19(o)(p)	$18,968,000	$18,965,453

Total Short-Term Investment (3.1%) (Cost $18,968,000)		18,965,453

Total Investments in Securities (99.5%) (Cost $580,941,303)		610,499,063
Other Assets Less Liabilities (0.5%)		2,950,729

Net Assets (100%)		$613,449,792

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2019.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Glossary:

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$60,681,040	$—	$—	$60,681,040
Consumer Discretionary	66,119,913	—	—	66,119,913
Consumer Staples	32,389,891	—	—	32,389,891
Energy	64,949,102	—	—	64,949,102
Financials	114,219,052	—	—	114,219,052
Health Care	90,415,622	—	—	90,415,622
Industrials	46,513,711	—	—	46,513,711
Information Technology	31,735,908	—	—	31,735,908
Materials	42,882,890	—	—	42,882,890
Real Estate	29,211,476	—	—	29,211,476
Utilities	12,415,005	—	—	12,415,005
Short-Term Investment
U.S. Government Agency Security	—	18,965,453	—	18,965,453

Total Assets	$591,533,610	$18,965,453	$—	$610,499,063

Total Liabilities	$—	$—	$—	$—

Total	$591,533,610	$18,965,453	$—	$610,499,063

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,082,756
Aggregate gross unrealized depreciation	(20,996,607)

Net unrealized appreciation	$28,086,149

Federal income tax cost of investments in securities and derivative instruments, if applicable	$582,412,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.0%)
Diversified Telecommunication Services (0.1%)
Zayo Group Holdings, Inc.*	24,241	$688,929

Entertainment (2.6%)
Activision Blizzard, Inc.	80,800	3,678,824
Electronic Arts, Inc.*	31,800	3,231,834
Lions Gate Entertainment Corp., Class A(x)	300	4,692
Lions Gate Entertainment Corp., Class B	741	11,189
Live Nation Entertainment, Inc.*	14,700	934,038
Madison Square Garden Co. (The), Class A*	266	77,973
Netflix, Inc.*	44,758	15,958,912
Take-Two Interactive Software, Inc.*	7,100	670,027
Walt Disney Co. (The)	115,400	12,812,862

		37,380,351

Interactive Media & Services (8.6%)
Alphabet, Inc., Class A*	32,092	37,768,754
Alphabet, Inc., Class C*	32,779	38,459,928
Facebook, Inc., Class A*	255,498	42,588,962
IAC/InterActiveCorp*	8,000	1,680,880
Match Group, Inc.(x)	5,600	317,016
TripAdvisor, Inc.(x)*	11,129	572,587
Twitter, Inc.*	76,743	2,523,310
Zillow Group, Inc., Class A*	4,300	147,060
Zillow Group, Inc., Class C(x)*	9,400	326,556

		124,385,053

Media (0.6%)
AMC Networks, Inc., Class A*	4,675	265,353
Cable One, Inc.	500	490,690
CBS Corp. (Non-Voting), Class B	34,800	1,654,044
Charter Communications, Inc., Class A*	12,866	4,463,344
Interpublic Group of Cos., Inc. (The)	4,200	88,242
Omnicom Group, Inc.	15,734	1,148,425
Sirius XM Holdings, Inc.(x)	177,800	1,008,126

		9,118,224

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	21,500	1,485,650

Total Communication Services		173,058,207

Consumer Discretionary (15.0%)
Auto Components (0.2%)
Aptiv plc	24,200	1,923,658
Garrett Motion, Inc.*	4,939	72,751
Gentex Corp.	19,072	394,409
Lear Corp.	700	94,997
Visteon Corp.*	1,900	127,965

		2,613,780

Automobiles (0.3%)
Tesla, Inc.(x)*	14,853	4,156,761
Thor Industries, Inc.	4,400	274,428

		4,431,189

Distributors (0.1%)
LKQ Corp.*	5,654	160,461
Pool Corp.	4,200	692,874

		853,335

Diversified Consumer Services (0.2%)
Bright Horizons Family Solutions, Inc.*	5,200	660,972
frontdoor, Inc.*	9,007	310,021
Grand Canyon Education, Inc.*	5,000	572,550
H&R Block, Inc.	3,900	93,366
Service Corp. International	8,700	349,305
ServiceMaster Global Holdings, Inc.*	14,515	677,850

		2,664,064

Hotels, Restaurants & Leisure (2.1%)
Chipotle Mexican Grill, Inc.*	2,673	1,898,659
Choice Hotels International, Inc.	3,623	281,652
Darden Restaurants, Inc.	6,700	813,849
Domino’s Pizza, Inc.	4,500	1,161,450
Dunkin’ Brands Group, Inc.	8,880	666,888
Extended Stay America, Inc.	12,100	217,195
Hilton Grand Vacations, Inc.*	10,340	318,989
Hilton Worldwide Holdings, Inc.	29,511	2,452,659
International Game Technology plc(x)	500	6,495
Las Vegas Sands Corp.	23,388	1,425,732
Marriott International, Inc., Class A	30,376	3,799,734
McDonald’s Corp.	16,213	3,078,849
MGM Resorts International	4,700	120,602
Six Flags Entertainment Corp.	7,690	379,502
Starbucks Corp.	129,722	9,643,533
Vail Resorts, Inc.	4,300	934,390
Wendy’s Co. (The)	19,900	356,011
Wyndham Destinations, Inc.	10,200	412,998
Wyndham Hotels & Resorts, Inc.	10,400	519,896
Wynn Resorts Ltd.	11,000	1,312,520
Yum China Holdings, Inc.	3,264	146,586
Yum! Brands, Inc.	9,564	954,583

		30,902,772

Household Durables (0.3%)
DR Horton, Inc.	21,400	885,532
Lennar Corp., Class A	16,100	790,349
Lennar Corp., Class B	800	31,296
NVR, Inc.*	400	1,106,800
PulteGroup, Inc.	8,500	237,660
Tempur Sealy International, Inc.*	4,900	282,583
Toll Brothers, Inc.	7,300	264,260

		3,598,480

Internet & Direct Marketing Retail (6.3%)
Amazon.com, Inc.*	44,283	78,856,952
Booking Holdings, Inc.*	4,969	8,670,458
eBay, Inc.	20,000	742,800
Expedia Group, Inc.	12,635	1,503,565
GrubHub, Inc.(x)*	9,600	666,912
Wayfair, Inc., Class A(x)*	6,100	905,545

		91,346,232

Leisure Products (0.1%)
Brunswick Corp.	900	45,297
Hasbro, Inc.	9,749	828,860
Mattel, Inc.(x)*	8,100	105,300
Polaris Industries, Inc.	6,200	523,466

		1,502,923

Multiline Retail (0.3%)
Dollar General Corp.	28,500	3,400,050
Dollar Tree, Inc.*	4,246	446,000
Nordstrom, Inc.	12,543	556,658

		4,402,708

Specialty Retail (3.9%)
Advance Auto Parts, Inc.	2,292	390,855
AutoZone, Inc.*	2,414	2,472,226
Best Buy Co., Inc.	6,300	447,678
Burlington Stores, Inc.*	7,100	1,112,428
CarMax, Inc.(x)*	10,996	767,521
Floor & Decor Holdings, Inc., Class A(x)*	6,200	255,564
Gap, Inc. (The)	1,400	36,652
Home Depot, Inc. (The)	121,282	23,272,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
L Brands, Inc.	4,588	$126,537
Lowe’s Cos., Inc.	86,284	9,445,510
Michaels Cos., Inc. (The)*	1,488	16,993
O’Reilly Automotive, Inc.*	8,311	3,227,161
Ross Stores, Inc.	39,124	3,642,444
Tiffany & Co.	2,200	232,210
TJX Cos., Inc. (The)	132,892	7,071,183
Tractor Supply Co.	13,000	1,270,880
Ulta Beauty, Inc.*	6,100	2,127,253
Urban Outfitters, Inc.*	7,900	234,156
Williams-Sonoma, Inc.(x)	1,879	105,731

		56,255,785

Textiles, Apparel & Luxury Goods (1.2%)
Capri Holdings Ltd.*	8,000	366,000
Carter’s, Inc.	4,800	483,792
Columbia Sportswear Co.	400	41,672
Hanesbrands, Inc.	38,468	687,808
Lululemon Athletica, Inc.*	10,200	1,671,474
NIKE, Inc., Class B	132,232	11,135,257
Skechers U.S.A., Inc., Class A*	6,600	221,826
Tapestry, Inc.	6,006	195,135
Under Armour, Inc., Class A(x)*	15,100	319,214
Under Armour, Inc., Class C*	15,437	291,296
VF Corp.	26,700	2,320,497

		17,733,971

Total Consumer Discretionary		216,305,239

Consumer Staples (5.7%)
Beverages (2.7%)
Brown-Forman Corp., Class A	5,500	281,435
Brown-Forman Corp., Class B	29,890	1,577,594
Coca-Cola Co. (The)	318,862	14,941,873
Constellation Brands, Inc., Class A	16,700	2,928,011
Keurig Dr Pepper, Inc.	19,400	542,618
Monster Beverage Corp.*	42,758	2,333,732
PepsiCo, Inc.	134,916	16,533,956

		39,139,219

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	46,966	11,372,347
Sprouts Farmers Market, Inc.*	13,355	287,667
Sysco Corp.	50,336	3,360,431
US Foods Holding Corp.*	1,300	45,383

		15,065,828

Food Products (0.3%)
Campbell Soup Co.(x)	13,095	499,312
General Mills, Inc.	3,240	167,670
Hershey Co. (The)	13,669	1,569,611
Kellogg Co.	13,228	759,023
McCormick & Co., Inc. (Non- Voting)	788	118,697
Post Holdings, Inc.*	4,000	437,600

		3,551,913

Household Products (0.6%)
Church & Dwight Co., Inc.	22,236	1,583,870
Clorox Co. (The)	11,974	1,921,348
Colgate-Palmolive Co.	16,968	1,162,987
Energizer Holdings, Inc.	3,800	170,734
Kimberly-Clark Corp.	32,025	3,967,897
Spectrum Brands Holdings, Inc.(x)	1,946	106,602

		8,913,438

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	22,974	3,803,346
Herbalife Nutrition Ltd.*	2,084	110,431
Nu Skin Enterprises, Inc., Class A	1,800	86,148

		3,999,925

Tobacco (0.8%)
Altria Group, Inc.	203,378	11,679,999

Total Consumer Staples		82,350,322

Energy (0.7%)
Energy Equipment & Services (0.2%)
Halliburton Co.	93,700	2,745,410
RPC, Inc.(x)	2,200	25,102

		2,770,512

Oil, Gas & Consumable Fuels (0.5%)
Anadarko Petroleum Corp.	18,100	823,188
Antero Resources Corp.*	13,700	120,971
Apache Corp.	2,500	86,650
Cabot Oil & Gas Corp.	33,600	876,960
Cheniere Energy, Inc.*	17,200	1,175,792
Chesapeake Energy Corp.(x)*	14,287	44,290
Cimarex Energy Co.	1,200	83,880
Concho Resources, Inc.	2,648	293,822
Continental Resources, Inc.*	4,490	201,017
Diamondback Energy, Inc.	2,800	284,284
EOG Resources, Inc.	7,000	666,260
Kosmos Energy Ltd.	5,200	32,396
ONEOK, Inc.	18,111	1,264,872
Parsley Energy, Inc., Class A*	19,600	378,280
Pioneer Natural Resources Co.	10,000	1,522,800

		7,855,462

Total Energy		10,625,974

Financials (4.2%)
Banks (0.1%)
BOK Financial Corp.	594	48,441
Comerica, Inc.	1,000	73,320
East West Bancorp, Inc.	1,100	52,767
Pinnacle Financial Partners, Inc.	3,400	185,980
Signature Bank	3,500	448,245
SVB Financial Group*	4,400	978,384
Synovus Financial Corp.	5,100	175,236
Texas Capital Bancshares, Inc.*	3,400	185,606
Western Alliance Bancorp*	6,300	258,552

		2,406,531

Capital Markets (2.1%)
Ameriprise Financial, Inc.	2,400	307,440
Cboe Global Markets, Inc.	11,030	1,052,703
Charles Schwab Corp. (The)	129,000	5,516,040
CME Group, Inc.	4,400	724,152
E*TRADE Financial Corp.	5,900	273,937
Eaton Vance Corp.	11,960	482,108
Evercore, Inc., Class A	4,300	391,300
FactSet Research Systems, Inc.	4,069	1,010,211
Interactive Brokers Group, Inc., Class A	7,200	373,536
Intercontinental Exchange, Inc.	31,175	2,373,664
Lazard Ltd., Class A	11,224	405,635
LPL Financial Holdings, Inc.	9,010	627,547
MarketAxess Holdings, Inc.	3,900	959,712
Moody’s Corp.	17,902	3,241,873
Morningstar, Inc.	1,935	243,791
MSCI, Inc.	8,891	1,767,886
Northern Trust Corp.	6,000	542,460
Raymond James Financial, Inc.	4,000	321,640
S&P Global, Inc.	26,682	5,617,895
SEI Investments Co.	13,875	724,969
State Street Corp.	2,500	164,525
T. Rowe Price Group, Inc.	23,136	2,316,376
TD Ameritrade Holding Corp.	29,800	1,489,702
Virtu Financial, Inc., Class A	4,300	102,125

		31,031,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.6%)
American Express Co.	51,100	$5,585,230
Capital One Financial Corp.	3,800	310,422
Credit Acceptance Corp.*	1,100	497,123
Discover Financial Services	16,200	1,152,792
OneMain Holdings, Inc.	500	15,875
Santander Consumer USA Holdings, Inc.	1,500	31,695
Synchrony Financial	26,800	854,920

		8,448,057

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	26,200	5,263,318
Voya Financial, Inc.	1,100	54,956

		5,318,274

Insurance (1.0%)
Alleghany Corp.*	200	122,480
American International Group, Inc.	13,700	589,922
Aon plc	25,800	4,404,060
Arch Capital Group Ltd.*	6,600	213,312
Axis Capital Holdings Ltd.	900	49,302
Brown & Brown, Inc.	1,400	41,314
Erie Indemnity Co., Class A	2,043	364,716
Everest Re Group Ltd.	1,700	367,132
Markel Corp.*	200	199,248
Marsh & McLennan Cos., Inc.	25,400	2,385,060
Progressive Corp. (The)	62,200	4,483,998
RenaissanceRe Holdings Ltd.	400	57,400
Travelers Cos., Inc. (The)	5,500	754,380

		14,032,324

Total Financials		61,236,413

Health Care (13.1%)
Biotechnology (4.6%)
AbbVie, Inc.	162,759	13,116,748
Agios Pharmaceuticals, Inc.(x)*	5,000	337,200
Alexion Pharmaceuticals, Inc.*	19,090	2,580,586
Alkermes plc*	16,400	598,436
Alnylam Pharmaceuticals, Inc.*	8,900	831,705
Amgen, Inc.	63,700	12,101,726
Biogen, Inc.*	20,009	4,729,727
BioMarin Pharmaceutical, Inc.*	18,849	1,674,357
Bluebird Bio, Inc.(x)*	4,000	629,320
Celgene Corp.*	75,294	7,103,236
Exact Sciences Corp.(x)*	12,800	1,108,736
Exelixis, Inc.*	31,400	747,320
Gilead Sciences, Inc.	102,080	6,636,221
Incyte Corp.*	18,800	1,616,988
Ionis Pharmaceuticals, Inc.(x)*	13,300	1,079,561
Moderna, Inc.(x)*	2,577	52,442
Neurocrine Biosciences, Inc.*	9,600	845,760
Regeneron Pharmaceuticals, Inc.*	8,700	3,572,394
Sage Therapeutics, Inc.(x)*	5,200	827,060
Sarepta Therapeutics, Inc.(x)*	7,100	846,249
Seattle Genetics, Inc.*	11,600	849,584
Vertex Pharmaceuticals, Inc.*	27,407	5,041,517

		66,926,873

Health Care Equipment & Supplies (2.6%)
ABIOMED, Inc.*	4,600	1,313,714
Align Technology, Inc.*	8,500	2,416,805
Baxter International, Inc.	5,956	484,282
Becton Dickinson and Co.	2,615	653,044
Boston Scientific Corp.*	113,700	4,363,806
Cantel Medical Corp.	3,900	260,871
Cooper Cos., Inc. (The)	800	236,936
DexCom, Inc.*	9,400	1,119,540
Edwards Lifesciences Corp.*	22,492	4,303,394
Hill-Rom Holdings, Inc.	4,600	486,956
ICU Medical, Inc.*	1,700	406,861
IDEXX Laboratories, Inc.*	9,194	2,055,779
Insulet Corp.(x)*	6,200	589,558
Integra LifeSciences Holdings Corp.*	5,800	323,176
Intuitive Surgical, Inc.*	12,263	6,997,023
Masimo Corp.*	4,900	677,572
Penumbra, Inc.(x)*	3,300	485,133
ResMed, Inc.	15,032	1,562,877
Stryker Corp.	36,691	7,247,206
Teleflex, Inc.	1,000	302,160
Varian Medical Systems, Inc.*	9,790	1,387,439
West Pharmaceutical Services, Inc.	1,800	198,360

		37,872,492

Health Care Providers & Services (2.9%)
AmerisourceBergen Corp.	16,408	1,304,764
Centene Corp.*	38,440	2,041,164
Chemed Corp.	1,700	544,119
Cigna Corp.	11,326	1,821,447
Covetrus, Inc.(x)*	962	30,640
CVS Health Corp.	10,423	562,112
DaVita, Inc.*	7,200	390,888
Encompass Health Corp.	10,500	613,200
HCA Healthcare, Inc.	20,900	2,724,942
Henry Schein, Inc.*	2,404	144,505
Humana, Inc.	13,800	3,670,800
Laboratory Corp. of America Holdings*	600	91,788
McKesson Corp.	2,571	300,961
Molina Healthcare, Inc.*	5,600	794,976
Premier, Inc., Class A*	1,803	62,186
UnitedHealth Group, Inc.	102,700	25,393,602
WellCare Health Plans, Inc.*	5,000	1,348,750

		41,840,844

Health Care Technology (0.2%)
Cerner Corp.*	14,840	848,996
Veeva Systems, Inc., Class A*	13,345	1,692,947

		2,541,943

Life Sciences Tools & Services (0.8%)
Bio-Techne Corp.	3,954	785,066
Bruker Corp.	4,300	165,292
Charles River Laboratories International, Inc.*	3,627	526,822
Illumina, Inc.*	15,791	4,906,106
Mettler-Toledo International, Inc.*	2,647	1,913,781
PRA Health Sciences, Inc.*	6,200	683,798
Thermo Fisher Scientific, Inc.	2,600	711,672
Waters Corp.*	7,542	1,898,397

		11,590,934

Pharmaceuticals (2.0%)
Bristol-Myers Squibb Co.	93,400	4,456,114
Catalent, Inc.*	3,600	146,124
Elanco Animal Health, Inc.*	16,661	534,318
Eli Lilly & Co.	58,396	7,577,465
Jazz Pharmaceuticals plc*	5,800	829,110
Johnson & Johnson	51,914	7,257,058
Merck & Co., Inc.	18,700	1,555,279
Nektar Therapeutics*	16,700	561,120
Zoetis, Inc.	51,950	5,229,807

		28,146,395

Total Health Care		188,919,481

Industrials (11.7%)
Aerospace & Defense (3.4%)
Boeing Co. (The)	57,529	21,942,711
BWX Technologies, Inc.(x)	10,600	525,548
Curtiss-Wright Corp.	300	34,002
General Dynamics Corp.	12,200	2,065,216
Harris Corp.	12,700	2,028,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
HEICO Corp.	4,126	$391,433
HEICO Corp., Class A	8,113	681,979
Hexcel Corp.	1,900	131,404
Huntington Ingalls Industries, Inc.	3,900	808,080
Lockheed Martin Corp.	24,131	7,243,161
Northrop Grumman Corp.	16,900	4,556,240
Raytheon Co.	30,800	5,608,064
Spirit AeroSystems Holdings, Inc., Class A	11,300	1,034,289
Textron, Inc.	4,300	217,838
TransDigm Group, Inc.*	5,253	2,384,810

		49,653,092

Air Freight & Logistics (1.1%)
CH Robinson Worldwide, Inc.	14,558	1,266,401
Expeditors International of Washington, Inc.	18,376	1,394,738
FedEx Corp.	26,200	4,752,942
United Parcel Service, Inc., Class B	74,159	8,286,527
XPO Logistics, Inc.(x)*	13,400	720,116

		16,420,724

Airlines (0.2%)
Delta Air Lines, Inc.	17,100	883,215
Southwest Airlines Co.	38,645	2,006,062

		2,889,277

Building Products (0.3%)
Allegion plc	8,366	758,880
AO Smith Corp.	15,200	810,464
Armstrong World Industries, Inc.	4,600	365,332
Fortune Brands Home & Security, Inc.	6,300	299,943
Lennox International, Inc.	3,568	943,379
Masco Corp.	21,475	844,182
Resideo Technologies, Inc.*	8,165	157,503

		4,179,683

Commercial Services & Supplies (0.6%)
Cintas Corp.	9,200	1,859,412
Copart, Inc.*	21,708	1,315,288
KAR Auction Services, Inc.	13,500	692,685
Republic Services, Inc.	1,500	120,570
Rollins, Inc.	15,500	645,110
Waste Management, Inc.	38,800	4,031,708

		8,664,773

Construction & Engineering (0.0%)
Quanta Services, Inc.	4,500	169,830

Electrical Equipment (0.5%)
AMETEK, Inc.	4,623	383,570
Emerson Electric Co.	46,571	3,188,716
Hubbell, Inc.	3,900	460,122
Rockwell Automation, Inc.	12,912	2,265,540
Sensata Technologies Holding plc*	9,400	423,188

		6,721,136

Industrial Conglomerates (1.3%)
3M Co.	50,196	10,429,725
Honeywell International, Inc.	48,491	7,706,189
Roper Technologies, Inc.	2,073	708,904

		18,844,818

Machinery (2.2%)
Allison Transmission Holdings, Inc.	12,200	548,024
Caterpillar, Inc.	56,500	7,655,185
Cummins, Inc.	5,800	915,646
Deere & Co.	34,347	5,490,025
Donaldson Co., Inc.	12,780	639,767
Fortive Corp.	28,869	2,421,820
Gardner Denver Holdings, Inc.*	4,400	122,364
Graco, Inc.	17,648	873,929
IDEX Corp.	7,676	1,164,756
Illinois Tool Works, Inc.	35,500	5,095,315
Ingersoll-Rand plc	14,200	1,532,890
Lincoln Electric Holdings, Inc.	6,600	553,542
Middleby Corp. (The)*	3,400	442,102
Nordson Corp.	5,800	768,616
Parker-Hannifin Corp.	2,500	429,050
Toro Co. (The)	11,052	760,820
WABCO Holdings, Inc.*	5,547	731,261
Wabtec Corp.	3,334	245,782
Welbilt, Inc.(x)*	13,900	227,682
Xylem, Inc.	10,700	845,728

		31,464,304

Professional Services (0.5%)
CoStar Group, Inc.*	3,900	1,819,038
Equifax, Inc.	3,400	402,900
Robert Half International, Inc.	12,605	821,342
TransUnion	19,732	1,318,887
Verisk Analytics, Inc.	17,191	2,286,403

		6,648,570

Road & Rail (1.2%)
CSX Corp.	39,000	2,917,980
Genesee & Wyoming, Inc., Class A*	1,300	113,282
JB Hunt Transport Services, Inc.	9,270	938,958
Landstar System, Inc.	4,266	466,658
Old Dominion Freight Line, Inc.	7,100	1,025,169
Schneider National, Inc., Class B	800	16,840
Union Pacific Corp.	71,396	11,937,411

		17,416,298

Trading Companies & Distributors (0.4%)
Air Lease Corp.	700	24,045
Fastenal Co.	30,808	1,981,262
HD Supply Holdings, Inc.*	5,701	247,138
MSC Industrial Direct Co., Inc., Class A	2,077	171,789
United Rentals, Inc.*	8,500	971,125
Univar, Inc.*	1,800	39,888
Watsco, Inc.	2,700	386,667
WW Grainger, Inc.	4,946	1,488,400

		5,310,314

Total Industrials		168,382,819

Information Technology (32.7%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	6,170	1,940,218
F5 Networks, Inc.*	6,340	994,936
Motorola Solutions, Inc.	2,000	280,840
Ubiquiti Networks, Inc.(x)	1,600	239,536

		3,455,530

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	31,664	2,990,348
CDW Corp.	15,674	1,510,503
Cognex Corp.	17,700	900,222
Coherent, Inc.*	1,800	255,096
FLIR Systems, Inc.	1,200	57,096
IPG Photonics Corp.*	3,900	591,942
Littelfuse, Inc.	2,200	401,456
National Instruments Corp.	9,570	424,525
Zebra Technologies Corp., Class A*	5,707	1,195,788

		8,326,976

IT Services (9.2%)
Accenture plc, Class A	69,100	12,162,982
Akamai Technologies, Inc.*	15,900	1,140,189
Alliance Data Systems Corp.	5,040	881,899
Automatic Data Processing, Inc.	46,800	7,475,832
Black Knight, Inc.*	15,200	828,400
Booz Allen Hamilton Holding Corp.	13,900	808,146
Broadridge Financial Solutions, Inc.	12,387	1,284,408
Cognizant Technology Solutions Corp., Class A	55,614	4,029,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
CoreLogic, Inc.*	5,300	$197,478
EPAM Systems, Inc.*	5,500	930,215
Euronet Worldwide, Inc.*	2,600	370,734
Fidelity National Information Services, Inc.	2,900	327,990
First Data Corp., Class A*	58,329	1,532,303
Fiserv, Inc.*	42,716	3,770,968
FleetCor Technologies, Inc.*	9,124	2,249,887
Gartner, Inc.*	9,500	1,440,960
Genpact Ltd.	5,854	205,944
Global Payments, Inc.	17,012	2,322,478
GoDaddy, Inc., Class A*	18,000	1,353,420
International Business Machines Corp.	70,916	10,006,248
Jack Henry & Associates, Inc.	8,200	1,137,668
Mastercard, Inc., Class A	97,620	22,984,629
Okta, Inc.*	9,300	769,389
Paychex, Inc.	34,380	2,757,276
PayPal Holdings, Inc.*	126,076	13,091,732
Sabre Corp.	23,800	509,082
Square, Inc., Class A*	31,302	2,345,146
Switch, Inc., Class A(x)	3,999	41,230
Total System Services, Inc.	19,300	1,833,693
Twilio, Inc., Class A*	9,400	1,214,292
VeriSign, Inc.*	11,041	2,004,604
Visa, Inc., Class A	189,208	29,552,398
Western Union Co. (The)	13,055	241,126
WEX, Inc.*	4,400	844,756
Worldpay, Inc.*	2,851	323,588

		132,970,324

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc.*	100,400	2,562,208
Analog Devices, Inc.	6,211	653,832
Applied Materials, Inc.	102,300	4,057,218
Broadcom, Inc.	26,111	7,851,839
Cypress Semiconductor Corp.	26,500	395,380
KLA-Tencor Corp.	16,500	1,970,265
Lam Research Corp.	16,398	2,935,406
Marvell Technology Group Ltd.	16,035	318,936
Maxim Integrated Products, Inc.	29,178	1,551,394
Microchip Technology, Inc.(x)	24,926	2,067,861
Micron Technology, Inc.*	94,000	3,885,020
MKS Instruments, Inc.	5,700	530,385
Monolithic Power Systems, Inc.	4,400	596,156
NVIDIA Corp.	62,500	11,222,500
NXP Semiconductors NV	1,900	167,941
ON Semiconductor Corp.*	44,700	919,479
Skyworks Solutions, Inc.	13,100	1,080,488
Teradyne, Inc.	3,000	119,520
Texas Instruments, Inc.	103,231	10,949,712
Universal Display Corp.(x)	4,600	703,110
Versum Materials, Inc.	11,650	586,112
Xilinx, Inc.	27,363	3,469,355

		58,594,117

Software (11.7%)
2U, Inc.(x)*	5,800	410,930
Adobe, Inc.*	52,834	14,079,733
ANSYS, Inc.*	8,912	1,628,311
Aspen Technology, Inc.*	7,000	729,820
Atlassian Corp. plc, Class A*	10,795	1,213,250
Autodesk, Inc.*	19,780	3,082,119
Cadence Design Systems, Inc.*	29,900	1,898,949
CDK Global, Inc.	13,333	784,247
Ceridian HCM Holding, Inc.*	3,800	194,940
Citrix Systems, Inc.	14,529	1,447,960
DocuSign, Inc.*	8,300	430,272
Elastic NV*	623	49,759
Fair Isaac Corp.*	3,100	842,053
FireEye, Inc.(x)*	13,700	230,023
Fortinet, Inc.*	15,100	1,267,947
Guidewire Software, Inc.*	8,700	845,292
Intuit, Inc.	26,529	6,934,946
LogMeIn, Inc.	3,500	280,350
Manhattan Associates, Inc.*	6,900	380,259
Microsoft Corp.#	771,049	90,937,519
Nutanix, Inc., Class A(x)*	15,000	566,100
Oracle Corp.	25,132	1,349,840
Palo Alto Networks, Inc.*	9,766	2,371,966
Paycom Software, Inc.*	5,200	983,476
Pegasystems, Inc.	4,000	260,000
Pluralsight, Inc., Class A*	4,661	147,940
Proofpoint, Inc.*	5,400	655,722
PTC, Inc.*	12,500	1,152,250
RealPage, Inc.*	7,600	461,244
Red Hat, Inc.*	19,051	3,480,618
RingCentral, Inc., Class A*	7,300	786,940
salesforce.com, Inc.*	78,084	12,366,163
ServiceNow, Inc.*	19,089	4,705,248
SolarWinds Corp.*	2,141	41,792
Splunk, Inc.*	15,700	1,956,220
SS&C Technologies Holdings, Inc.	21,400	1,362,966
Synopsys, Inc.*	1,500	172,725
Tableau Software, Inc., Class A*	7,600	967,328
Teradata Corp.*	9,000	392,850
Tyler Technologies, Inc.*	4,100	838,040
Ultimate Software Group, Inc. (The)*	3,300	1,089,429
VMware, Inc., Class A	7,766	1,401,841
Workday, Inc., Class A*	15,560	3,000,746
Zendesk, Inc.*	11,200	952,000

		169,132,123

Technology Hardware, Storage & Peripherals (6.9%)
Apple, Inc.	510,167	96,906,222
Dell Technologies, Inc., Class C*	1,094	64,207
NCR Corp.*	10,300	281,087
NetApp, Inc.	27,000	1,872,180
Pure Storage, Inc., Class A*	17,600	383,504

		99,507,200

Total Information Technology		471,986,270

Materials (1.8%)
Chemicals (1.2%)
Axalta Coating Systems Ltd.*	8,799	221,823
Celanese Corp.	8,692	857,118
Chemours Co. (The)	18,300	680,028
Ecolab, Inc.	12,341	2,178,680
Element Solutions, Inc.*	11,900	120,190
FMC Corp.	5,858	450,012
International Flavors & Fragrances, Inc.	5,166	665,329
Linde plc	34,958	6,150,161
LyondellBasell Industries NV, Class A	15,800	1,328,464
NewMarket Corp.	800	346,848
PPG Industries, Inc.	1,700	191,879
RPM International, Inc.	2,800	162,512
Scotts Miracle-Gro Co. (The)	2,093	164,468
Sherwin-Williams Co. (The)	8,971	3,863,899
Westlake Chemical Corp.	3,600	244,296
WR Grace & Co.	5,200	405,808

		18,031,515

Construction Materials (0.2%)
Eagle Materials, Inc.	4,100	345,630
Martin Marietta Materials, Inc.	6,236	1,254,558
Vulcan Materials Co.	13,200	1,562,880

		3,163,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.3%)
Avery Dennison Corp.	9,200	$1,039,600
Berry Global Group, Inc.*	7,000	377,090
Crown Holdings, Inc.*	13,803	753,230
Graphic Packaging Holding Co.	5,400	68,202
International Paper Co.	4,900	226,723
Packaging Corp. of America	10,000	993,800
Sealed Air Corp.	9,200	423,752
Silgan Holdings, Inc.	2,700	80,001

		3,962,398

Metals & Mining (0.1%)
Royal Gold, Inc.	2,800	254,604
Southern Copper Corp.	8,829	350,335
Steel Dynamics, Inc.	3,600	126,972

		731,911

Total Materials		25,888,892

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
Alexandria Real Estate Equities, Inc. (REIT)	900	128,304
American Tower Corp. (REIT)	47,120	9,285,467
Colony Capital, Inc. (REIT)	2,687	14,295
CoreSite Realty Corp. (REIT)	3,900	417,378
Crown Castle International Corp. (REIT)	33,517	4,290,176
Equinix, Inc. (REIT)	8,952	4,056,688
Equity LifeStyle Properties, Inc. (REIT)	9,200	1,051,560
Extra Space Storage, Inc. (REIT)	11,300	1,151,583
Gaming and Leisure Properties, Inc. (REIT)	7,700	296,989
Hudson Pacific Properties, Inc. (REIT)	2,000	68,840
Lamar Advertising Co. (REIT), Class A	8,200	649,932
Life Storage, Inc. (REIT)	200	19,454
Omega Healthcare Investors, Inc. (REIT)	1,700	64,855
Public Storage (REIT)	15,962	3,476,205
SBA Communications Corp. (REIT)*	12,018	2,399,514
Simon Property Group, Inc. (REIT)	30,361	5,532,078
Taubman Centers, Inc. (REIT)	6,300	333,144

		33,236,462

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	16,343	808,161
Howard Hughes Corp. (The)*	1,700	187,000

		995,161

Total Real Estate		34,231,623

Total Common Stocks (99.3%) (Cost $495,583,586)		1,432,985,240

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $500,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $510,000.(xx)	$500,000	500,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,002,671, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,022,507.(xx)	1,002,458	1,002,458
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $52,031, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $55,732.(xx)	52,020	52,020
Societe Generale SA, 2.51%, dated 3/29/19, due 4/1/19, repurchase price $200,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $222,440.(xx)	200,000	200,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $1,000,494, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $1,112,202.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,754,478

Total Short-Term Investments (0.2%) (Cost $2,754,478)		2,754,478

Total Investments in Securities (99.5%) (Cost $498,338,064)		1,435,739,718
Other Assets Less Liabilities (0.5%)		7,752,884

Net Assets (100%)		$1,443,492,602

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,142,840.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $12,754,294. This was collateralized by $10,367,509 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $2,754,478 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	68	6/2019	USD	9,648,520	78,576

					78,576

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$173,058,207	$—	$—	$173,058,207
Consumer Discretionary	216,305,239	—	—	216,305,239
Consumer Staples	82,350,322	—	—	82,350,322
Energy	10,625,974	—	—	10,625,974
Financials	61,236,413	—	—	61,236,413
Health Care	188,919,481	—	—	188,919,481
Industrials	168,382,819	—	—	168,382,819
Information Technology	471,986,270	—	—	471,986,270
Materials	25,888,892	—	—	25,888,892
Real Estate	34,231,623	—	—	34,231,623
Futures	78,576	—	—	78,576
Short-Term Investments
Repurchase Agreements	—	2,754,478	—	2,754,478

Total Assets	$1,433,063,816	$2,754,478	$—	$1,435,818,294

Total Liabilities	$—	$—	$—	$—

Total	$1,433,063,816	$2,754,478	$—	$1,435,818,294

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$948,144,983
Aggregate gross unrealized depreciation	(10,442,583)

Net unrealized appreciation	$937,702,400

Federal income tax cost of investments in securities and derivative instruments, if applicable	$498,115,894

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.8%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.	354,050	$11,103,008
CenturyLink, Inc.	46,479	557,283
Verizon Communications, Inc.	201,500	11,914,695

		23,574,986

Entertainment (0.9%)
Cinemark Holdings, Inc.	5,200	207,948
Liberty Media Corp.-Liberty Formula One, Class A*	1,200	40,848
Liberty Media Corp.-Liberty Formula One, Class C*	9,500	332,975
Lions Gate Entertainment Corp., Class A(x)	2,200	34,408
Lions Gate Entertainment Corp., Class B	4,400	66,440
Madison Square Garden Co. (The), Class A*	800	234,504
Take-Two Interactive Software, Inc.*	2,200	207,614
Viacom, Inc., Class A(x)	400	12,980
Viacom, Inc., Class B	17,100	479,997
Walt Disney Co. (The)	33,677	3,739,103
Zynga, Inc., Class A*	37,100	197,743

		5,554,560

Interactive Media & Services (0.0%)
Zillow Group, Inc., Class A*	700	23,940
Zillow Group, Inc., Class C(x)*	1,600	55,584

		79,524

Media (2.2%)
Charter Communications, Inc., Class A*	2,500	867,275
Comcast Corp., Class A	222,500	8,895,550
Discovery, Inc., Class A(x)*	7,400	199,948
Discovery, Inc., Class C*	16,722	425,073
DISH Network Corp., Class A*	10,700	339,083
Fox Corp., Class A*	16,739	614,501
Fox Corp., Class B*	7,833	281,048
GCI Liberty, Inc., Class A*	4,900	272,489
Interpublic Group of Cos., Inc. (The)	16,700	350,867
John Wiley & Sons, Inc., Class A	2,100	92,862
Liberty Broadband Corp., Class A*	1,221	111,892
Liberty Broadband Corp., Class C*	5,047	463,012
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,086	156,004
Liberty Media Corp.-Liberty SiriusXM, Class C*	7,972	304,849
News Corp., Class A	18,505	230,202
News Corp., Class B	5,800	72,442
Omnicom Group, Inc.	3,700	270,063
Tribune Media Co., Class A	4,200	193,788

		14,140,948

Wireless Telecommunication Services (0.1%)
Sprint Corp.(x)*	31,811	179,732
Telephone & Data Systems, Inc.	4,746	145,844
T-Mobile US, Inc.*	5,200	359,320
United States Cellular Corp.*	571	26,215

		711,111

Total Communication Services		44,061,129

Consumer Discretionary (5.2%)
Auto Components (0.2%)
Adient plc	4,488	58,165
Aptiv plc	1,700	135,133
BorgWarner, Inc.	10,100	387,941
Garrett Motion, Inc.*	1,360	20,033
Gentex Corp.	4,200	86,856
Goodyear Tire & Rubber Co. (The)	11,300	205,095
Lear Corp.	2,840	385,416
Visteon Corp.*	500	33,675

		1,312,314

Automobiles (0.7%)
Ford Motor Co.	190,000	1,668,200
General Motors Co.	63,700	2,363,270
Harley-Davidson, Inc.	7,900	281,714
Thor Industries, Inc.	400	24,948

		4,338,132

Distributors (0.2%)
Genuine Parts Co.	7,000	784,210
LKQ Corp.*	12,800	363,264

		1,147,474

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	400	50,844
Graham Holdings Co., Class B	224	153,032
H&R Block, Inc.	8,100	193,914
Service Corp. International	4,400	176,660

		574,450

Hotels, Restaurants & Leisure (1.9%)
Aramark	11,800	348,690
Caesars Entertainment Corp.(x)*	27,700	240,713
Carnival Corp.	19,388	983,360
Darden Restaurants, Inc.	3,000	364,410
Extended Stay America, Inc.	3,600	64,620
Hyatt Hotels Corp., Class A	2,025	146,954
International Game Technology plc(x)	4,500	58,455
Las Vegas Sands Corp.	6,700	408,432
McDonald’s Corp.	30,500	5,791,950
MGM Resorts International	21,716	557,233
Norwegian Cruise Line Holdings Ltd.*	10,600	582,576
Royal Caribbean Cruises Ltd.	8,094	927,734
Yum China Holdings, Inc.	16,100	723,051
Yum! Brands, Inc.	10,800	1,077,948

		12,276,126

Household Durables (0.4%)
DR Horton, Inc.	6,827	282,501
Garmin Ltd.	5,485	473,630
Leggett & Platt, Inc.	6,300	265,986
Lennar Corp., Class A	6,382	313,293
Lennar Corp., Class B	303	11,853
Mohawk Industries, Inc.*	3,027	381,856
Newell Brands, Inc.	21,000	322,140
PulteGroup, Inc.	8,400	234,864
Toll Brothers, Inc.	3,175	114,935
Whirlpool Corp.	3,016	400,796

		2,801,854

Internet & Direct Marketing Retail (0.2%)
eBay, Inc.	34,500	1,281,330
Qurate Retail, Inc., Class A*	20,089	321,022

		1,602,352

Leisure Products (0.1%)
Brunswick Corp.	3,800	191,254
Hasbro, Inc.	1,200	102,024
Mattel, Inc.(x)*	13,000	169,000

		462,278

Multiline Retail (0.6%)
Dollar Tree, Inc.*	9,500	997,880
Kohl’s Corp.	8,141	559,856
Macy’s, Inc.	14,790	355,404
Target Corp.	25,600	2,054,656

		3,967,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (0.5%)
Advance Auto Parts, Inc.	2,400	$409,272
AutoNation, Inc.*	2,600	92,872
AutoZone, Inc.*	200	204,824
Best Buy Co., Inc.	8,500	604,010
CarMax, Inc.(x)*	3,300	230,340
Dick’s Sporting Goods, Inc.	3,600	132,516
Foot Locker, Inc.	5,491	332,755
Gap, Inc. (The)	9,800	256,564
L Brands, Inc.	9,000	248,220
Michaels Cos., Inc. (The)*	4,100	46,822
Penske Automotive Group, Inc.(x)	1,700	75,905
Tiffany & Co.	4,900	517,195
Williams-Sonoma, Inc.(x)	3,000	168,810

		3,320,105

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	3,100	141,825
Columbia Sportswear Co.	1,300	135,434
PVH Corp.	3,700	451,215
Ralph Lauren Corp.	2,600	337,168
Skechers U.S.A., Inc., Class A*	3,300	110,913
Tapestry, Inc.	11,200	363,888
Under Armour, Inc., Class A(x)*	2,100	44,394
Under Armour, Inc., Class C*	2,200	41,514
VF Corp.	3,600	312,876

		1,939,227

Total Consumer Discretionary		33,742,108

Consumer Staples (7.8%)
Beverages (0.5%)
Coca-Cola Co. (The)	41,700	1,954,062
Molson Coors Brewing Co., Class B	8,449	503,983
PepsiCo, Inc.	7,800	955,890

		3,413,935

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc.(x)	1,800	231,786
Kroger Co. (The)	38,600	949,560
US Foods Holding Corp.*	9,800	342,118
Walgreens Boots Alliance, Inc.	39,398	2,492,712
Walmart, Inc.	69,482	6,776,579

		10,792,755

Food Products (2.0%)
Archer-Daniels-Midland Co.	27,116	1,169,513
Bunge Ltd.	6,811	361,460
Campbell Soup Co.(x)	2,600	99,138
Conagra Brands, Inc.	23,431	649,976
Flowers Foods, Inc.	8,700	185,484
General Mills, Inc.	27,300	1,412,775
Hain Celestial Group, Inc. (The)(x)*	4,400	101,728
Hershey Co. (The)	600	68,898
Hormel Foods Corp.(x)	13,200	590,832
Ingredion, Inc.	3,429	324,692
JM Smucker Co. (The)	5,319	619,663
Kellogg Co.	6,015	345,141
Kraft Heinz Co. (The)	29,300	956,645
Lamb Weston Holdings, Inc.	7,078	530,425
McCormick & Co., Inc. (Non-Voting)	5,600	843,528
Mondelez International, Inc., Class A	69,462	3,467,543
Pilgrim’s Pride Corp.*	2,500	55,725
Post Holdings, Inc.*	1,300	142,220
Seaboard Corp.	14	59,986
TreeHouse Foods, Inc.*	2,600	167,830
Tyson Foods, Inc., Class A	14,124	980,629

		13,133,831

Household Products (2.4%)
Church & Dwight Co., Inc.	1,800	128,214
Clorox Co. (The)	804	129,010
Colgate-Palmolive Co.	33,800	2,316,652
Energizer Holdings, Inc.	1,200	53,916
Kimberly-Clark Corp.	2,205	273,200
Procter & Gamble Co. (The)	121,289	12,620,120
Spectrum Brands Holdings, Inc.(x)	1,100	60,258

		15,581,370

Personal Products (0.1%)
Coty, Inc., Class A(x)	22,646	260,429
Herbalife Nutrition Ltd.*	4,300	227,857
Nu Skin Enterprises, Inc., Class A	1,800	86,148

		574,434

Tobacco (1.1%)
Philip Morris International, Inc.	75,700	6,691,123

Total Consumer Staples		50,187,448

Energy (9.5%)
Energy Equipment & Services (0.8%)
Apergy Corp.*	3,761	154,427
Baker Hughes a GE Co.	24,949	691,586
Helmerich & Payne, Inc.	5,156	286,468
Nabors Industries Ltd.	16,753	57,630
National Oilwell Varco, Inc.	18,549	494,145
Patterson-UTI Energy, Inc.	10,357	145,205
RPC, Inc.(x)	1,700	19,397
Schlumberger Ltd.	67,466	2,939,494
Transocean Ltd.*	25,100	218,621
Weatherford International plc(x)*	48,400	33,783

		5,040,756

Oil, Gas & Consumable Fuels (8.7%)
Anadarko Petroleum Corp.	16,286	740,687
Antero Resources Corp.*	5,400	47,682
Apache Corp.	17,358	601,628
Cabot Oil & Gas Corp.	5,500	143,550
Centennial Resource Development, Inc., Class A(x)*	8,800	77,352
Cheniere Energy, Inc.*	3,400	232,424
Chesapeake Energy Corp.(x)*	43,197	133,911
Chevron Corp.	92,807	11,431,966
Cimarex Energy Co.	4,000	279,600
CNX Resources Corp.*	9,700	104,469
Concho Resources, Inc.	8,220	912,091
ConocoPhillips	56,070	3,742,112
Continental Resources, Inc.*	2,200	98,494
Devon Energy Corp.	22,735	717,517
Diamondback Energy, Inc.	6,366	646,340
EOG Resources, Inc.	25,000	2,379,500
EQT Corp.	12,333	255,787
Equitrans Midstream Corp.	10,306	224,465
Extraction Oil & Gas, Inc.(x)*	5,300	22,419
Exxon Mobil Corp.	206,399	16,677,039
Hess Corp.	12,718	766,005
HollyFrontier Corp.	7,700	379,379
Kinder Morgan, Inc.	92,300	1,846,923
Kosmos Energy Ltd.	9,300	57,939
Marathon Oil Corp.	40,248	672,544
Marathon Petroleum Corp.	32,632	1,953,025
Murphy Oil Corp.	7,887	231,089
Noble Energy, Inc.	23,258	575,170
Occidental Petroleum Corp.	36,810	2,436,822
ONEOK, Inc.	11,700	817,128
Parsley Energy, Inc., Class A*	3,900	75,270
PBF Energy, Inc., Class A	5,700	177,498
Phillips 66	20,235	1,925,765
Pioneer Natural Resources Co.	3,700	563,436
QEP Resources, Inc.*	11,454	89,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Range Resources Corp.	10,187	$114,502
SM Energy Co.	5,300	92,697
Targa Resources Corp.	10,900	452,895
Valero Energy Corp.	20,586	1,746,310
Whiting Petroleum Corp.*	4,300	112,402
Williams Cos., Inc. (The)	59,100	1,697,352
WPX Energy, Inc.*	19,301	253,036

		56,505,447

Total Energy		61,546,203

Financials (21.5%)
Banks (10.4%)
Associated Banc-Corp.	7,902	168,708
Bank of America Corp.	445,572	12,293,331
Bank of Hawaii Corp.	2,024	159,633
Bank OZK	5,800	168,084
BankUnited, Inc.	4,900	163,660
BB&T Corp.	37,433	1,741,757
BOK Financial Corp.	1,296	105,689
CIT Group, Inc.	5,044	241,961
Citigroup, Inc.	117,282	7,297,286
Citizens Financial Group, Inc.	22,700	737,750
Comerica, Inc.	7,405	542,935
Commerce Bancshares, Inc.	4,783	277,701
Cullen/Frost Bankers, Inc.	2,747	266,651
East West Bancorp, Inc.	6,434	308,639
Fifth Third Bancorp	31,888	804,215
First Citizens BancShares, Inc., Class A	400	162,880
First Hawaiian, Inc.	5,100	132,855
First Horizon National Corp.	15,684	219,262
First Republic Bank	8,000	803,680
FNB Corp.	15,600	165,360
Huntington Bancshares, Inc.	51,325	650,801
JPMorgan Chase & Co.	161,204	16,318,681
KeyCorp	50,083	788,807
M&T Bank Corp.	6,859	1,077,000
PacWest Bancorp	5,900	221,899
People’s United Financial, Inc.	17,910	294,440
Pinnacle Financial Partners, Inc.	2,000	109,400
PNC Financial Services Group, Inc. (The)	22,589	2,770,767
Popular, Inc.	4,732	246,679
Prosperity Bancshares, Inc.	3,200	220,992
Regions Financial Corp.	50,268	711,292
Signature Bank	1,000	128,070
Sterling Bancorp	10,800	201,204
SunTrust Banks, Inc.	21,874	1,296,035
SVB Financial Group*	600	133,416
Synovus Financial Corp.	5,391	185,235
TCF Financial Corp.	7,949	164,465
Texas Capital Bancshares, Inc.*	900	49,131
Umpqua Holdings Corp.	10,600	174,900
US Bancorp	73,650	3,549,194
Webster Financial Corp.	4,400	222,948
Wells Fargo & Co.	204,360	9,874,675
Western Alliance Bancorp*	1,800	73,872
Wintrust Financial Corp.	2,700	181,791
Zions Bancorp NA	9,168	416,319

		66,824,050

Capital Markets (3.0%)
Affiliated Managers Group, Inc.	2,600	278,486
Ameriprise Financial, Inc.	5,710	731,451
Bank of New York Mellon Corp. (The)	44,499	2,244,084
BGC Partners, Inc., Class A	13,200	70,092
BlackRock, Inc.	5,964	2,548,835
Cboe Global Markets, Inc.	400	38,176
CME Group, Inc.	15,200	2,501,616
E*TRADE Financial Corp.	9,522	442,106
Franklin Resources, Inc.	14,600	483,844
Goldman Sachs Group, Inc. (The)	17,027	3,269,014
Interactive Brokers Group, Inc., Class A	319	16,550
Intercontinental Exchange, Inc.	13,185	1,003,906
Invesco Ltd.	19,631	379,075
Lazard Ltd., Class A	400	14,456
Legg Mason, Inc.	4,026	110,192
Morgan Stanley	58,967	2,488,407
Nasdaq, Inc.	5,574	487,669
Northern Trust Corp.	7,181	649,234
Raymond James Financial, Inc.	4,492	361,202
State Street Corp.	17,128	1,127,194
T. Rowe Price Group, Inc.	800	80,096

		19,325,685

Consumer Finance (0.9%)
Ally Financial, Inc.	20,500	563,545
American Express Co.	11,000	1,202,300
Capital One Financial Corp.	21,430	1,750,616
Credit Acceptance Corp.*	100	45,193
Discover Financial Services	8,819	627,560
Navient Corp.	12,689	146,812
OneMain Holdings, Inc.	3,400	107,950
Santander Consumer USA Holdings, Inc.	4,800	101,424
SLM Corp.	21,089	208,992
Synchrony Financial	23,493	749,427

		5,503,819

Diversified Financial Services (2.7%)
AXA Equitable Holdings, Inc.	9,600	193,344
Berkshire Hathaway, Inc., Class B*	82,498	16,573,023
Jefferies Financial Group, Inc.	14,113	265,184
Voya Financial, Inc.	7,000	349,720

		17,381,271

Insurance (4.2%)
Aflac, Inc.	37,130	1,856,500
Alleghany Corp.*	680	416,432
Allstate Corp. (The)	16,788	1,581,094
American Financial Group, Inc.	3,491	335,869
American International Group, Inc.	37,006	1,593,478
American National Insurance Co.	382	46,153
Arch Capital Group Ltd.*	15,803	510,753
Arthur J Gallagher & Co.	8,800	687,280
Assurant, Inc.	2,561	243,065
Assured Guaranty Ltd.	4,954	220,106
Athene Holding Ltd., Class A*	7,700	314,160
Axis Capital Holdings Ltd.	3,506	192,059
Brighthouse Financial, Inc.*	5,748	208,595
Brown & Brown, Inc.	10,570	311,921
Chubb Ltd.	22,386	3,135,831
Cincinnati Financial Corp.	7,456	640,470
CNA Financial Corp.	1,360	58,956
Erie Indemnity Co., Class A	300	53,556
Everest Re Group Ltd.	1,212	261,744
Fidelity National Financial, Inc.	12,838	469,229
First American Financial Corp.	5,200	267,800
Hanover Insurance Group, Inc. (The)	2,059	235,076
Hartford Financial Services Group, Inc. (The)	17,399	865,078
Lincoln National Corp.	10,314	605,432
Loews Corp.	13,485	646,336
Markel Corp.*	689	686,409
Marsh & McLennan Cos., Inc.	13,200	1,239,480
Mercury General Corp.	1,274	63,789
MetLife, Inc.	41,130	1,750,904

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Old Republic International Corp.	13,684	$286,269
Principal Financial Group, Inc.	13,584	681,781
Prudential Financial, Inc.	20,111	1,847,799
Reinsurance Group of America, Inc.	3,103	440,564
RenaissanceRe Holdings Ltd.	1,751	251,268
Torchmark Corp.	5,062	414,831
Travelers Cos., Inc. (The)	10,375	1,423,035
Unum Group	9,989	337,928
White Mountains Insurance Group Ltd.	235	217,488
Willis Towers Watson plc	6,300	1,106,595
WR Berkley Corp.	4,564	386,662

		26,891,775

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AGNC Investment Corp. (REIT)	25,100	451,800
Annaly Capital Management, Inc. (REIT)	67,195	671,278
Chimera Investment Corp. (REIT)	8,958	167,873
MFA Financial, Inc. (REIT)	21,700	157,759
New Residential Investment Corp. (REIT)(x)	17,600	297,616
Starwood Property Trust, Inc. (REIT)	13,000	290,550
Two Harbors Investment Corp. (REIT)	11,900	161,007

		2,197,883

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	23,095	267,209
TFS Financial Corp.(x)	2,343	38,589

		305,798

Total Financials		138,430,281

Health Care (15.1%)
Biotechnology (0.3%)
Agios Pharmaceuticals, Inc.(x)*	100	6,744
Alexion Pharmaceuticals, Inc.*	1,800	243,324
Alnylam Pharmaceuticals, Inc.*	500	46,725
Amgen, Inc.	1,900	360,962
Biogen, Inc.*	500	118,190
Bluebird Bio, Inc.(x)*	800	125,864
Gilead Sciences, Inc.	16,100	1,046,661
Moderna, Inc.(x)*	129	2,625
United Therapeutics Corp.*	2,100	246,477

		2,197,572

Health Care Equipment & Supplies (4.1%)
Abbott Laboratories	83,326	6,661,081
Baxter International, Inc.	21,623	1,758,166
Becton Dickinson and Co.	11,800	2,946,814
Boston Scientific Corp.*	15,400	591,052
Cooper Cos., Inc. (The)	2,026	600,040
Danaher Corp.	30,100	3,973,802
Dentsply Sirona, Inc.	10,600	525,654
Hill-Rom Holdings, Inc.	1,105	116,975
Hologic, Inc.*	13,100	634,040
Integra LifeSciences Holdings Corp.*	700	39,004
Medtronic plc	65,903	6,002,445
STERIS plc	4,100	524,923
Teleflex, Inc.	1,872	565,644
West Pharmaceutical Services, Inc.	2,700	297,540
Zimmer Biomet Holdings, Inc.	9,959	1,271,764

		26,508,944

Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc.(x)*	4,200	123,102
Anthem, Inc.	12,726	3,652,108
Cardinal Health, Inc.	14,478	697,116
Centene Corp.*	2,328	123,617
Cigna Corp.	13,063	2,100,792
Covetrus, Inc.(x)*	2,520	80,262
CVS Health Corp.	57,782	3,116,183
DaVita, Inc.*	3,000	162,870
HCA Healthcare, Inc.	3,800	495,444
Henry Schein, Inc.*	6,300	378,693
Humana, Inc.	332	88,312
Laboratory Corp. of America Holdings*	4,580	700,648
McKesson Corp.	8,300	971,598
MEDNAX, Inc.*	4,200	114,114
Molina Healthcare, Inc.*	500	70,980
Premier, Inc., Class A*	1,700	58,633
Quest Diagnostics, Inc.	6,610	594,371
Universal Health Services, Inc., Class B	4,100	548,457
WellCare Health Plans, Inc.*	200	53,950

		14,131,250

Health Care Technology (0.1%)
Cerner Corp.*	8,500	486,285

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	15,500	1,245,890
Bio-Rad Laboratories, Inc., Class A*	1,110	339,305
Bruker Corp.	2,900	111,476
Charles River Laboratories International, Inc.*	700	101,675
IQVIA Holdings, Inc.*	7,900	1,136,415
PerkinElmer, Inc.	5,315	512,153
QIAGEN NV*	10,711	435,724
Thermo Fisher Scientific, Inc.	18,395	5,035,079
Waters Corp.*	300	75,513

		8,993,230

Pharmaceuticals (7.0%)
Allergan plc	16,500	2,415,765
Bristol-Myers Squibb Co.	37,200	1,774,812
Catalent, Inc.*	5,300	215,127
Elanco Animal Health, Inc.*	8,707	279,233
Eli Lilly & Co.	17,600	2,283,776
Jazz Pharmaceuticals plc*	200	28,590
Johnson & Johnson	107,302	14,999,747
Merck & Co., Inc.	118,272	9,836,682
Mylan NV*	24,900	705,666
Perrigo Co. plc	6,200	298,592
Pfizer, Inc.	282,600	12,002,022

		44,840,012

Total Health Care		97,157,293

Industrials (7.7%)
Aerospace & Defense (1.4%)
Arconic, Inc.	20,993	401,176
Curtiss-Wright Corp.	2,000	226,680
General Dynamics Corp.	7,003	1,185,468
Hexcel Corp.	3,300	228,228
Huntington Ingalls Industries, Inc.	300	62,160
L3 Technologies, Inc.	3,880	800,716
Lockheed Martin Corp.	1,100	330,176
Teledyne Technologies, Inc.*	1,700	402,917
Textron, Inc.	9,839	498,444
United Technologies Corp.	39,451	5,084,839

		9,220,804

Airlines (0.6%)
Alaska Air Group, Inc.	5,800	325,496
American Airlines Group, Inc.	20,100	638,376
Copa Holdings SA, Class A	1,500	120,915
Delta Air Lines, Inc.	23,300	1,203,445
JetBlue Airways Corp.*	14,800	242,128
Southwest Airlines Co.	7,200	373,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
United Continental Holdings, Inc.*	11,900	$949,382

		3,853,494

Building Products (0.4%)
Allegion plc	800	72,568
Fortune Brands Home & Security, Inc.	4,000	190,440
Johnson Controls International plc	44,984	1,661,709
Lennox International, Inc.	100	26,440
Masco Corp.	4,600	180,826
Owens Corning	5,268	248,228
Resideo Technologies, Inc.*	2,266	43,711
USG Corp.	3,900	168,870

		2,592,792

Commercial Services & Supplies (0.3%)
ADT, Inc.(x)	5,100	32,589
Clean Harbors, Inc.*	2,500	178,825
KAR Auction Services, Inc.	400	20,524
Republic Services, Inc.	9,932	798,334
Stericycle, Inc.*	4,000	217,680
Waste Management, Inc.	3,149	327,213

		1,575,165

Construction & Engineering (0.2%)
AECOM*	7,494	222,347
Arcosa, Inc.	2,268	69,287
Fluor Corp.	6,800	250,240
Jacobs Engineering Group, Inc.	6,178	464,524
Quanta Services, Inc.	4,964	187,341
Valmont Industries, Inc.	1,100	143,110

		1,336,849

Electrical Equipment (0.6%)
Acuity Brands, Inc.	2,000	240,020
AMETEK, Inc.	9,000	746,730
Eaton Corp. plc	21,274	1,713,834
Emerson Electric Co.	8,800	602,536
GrafTech International Ltd.	2,800	35,812
Hubbell, Inc.	890	105,002
nVent Electric plc	7,736	208,717
Regal Beloit Corp.	2,052	167,997
Sensata Technologies Holding plc*	3,500	157,570

		3,978,218

Industrial Conglomerates (1.4%)
3M Co.	4,600	955,788
Carlisle Cos., Inc.	2,829	346,892
General Electric Co.	419,818	4,193,982
Honeywell International, Inc.	13,800	2,193,096
Roper Technologies, Inc.	4,000	1,367,880

		9,057,638

Machinery (1.4%)
AGCO Corp.	3,121	217,066
Caterpillar, Inc.	2,300	311,627
Colfax Corp.*	4,100	121,688
Crane Co.	2,441	206,557
Cummins, Inc.	4,600	726,202
Donaldson Co., Inc.	400	20,024
Dover Corp.	7,023	658,757
Flowserve Corp.	6,300	284,382
Fortive Corp.	1,172	98,319
Gardner Denver Holdings, Inc.*	4,100	114,021
Gates Industrial Corp. plc*	2,100	30,114
IDEX Corp.	260	39,452
Ingersoll-Rand plc	5,431	586,277
ITT, Inc.	4,200	243,600
Middleby Corp. (The)*	1,100	143,033
Nordson Corp.	200	26,504
Oshkosh Corp.	3,500	262,955
PACCAR, Inc.	16,700	1,137,938
Parker-Hannifin Corp.	5,266	903,751
Pentair plc	7,536	335,427
Snap-on, Inc.	2,800	438,256
Stanley Black & Decker, Inc.	7,368	1,003,301
Terex Corp.	3,168	101,788
Timken Co. (The)	3,266	142,463
Trinity Industries, Inc.	7,006	152,240
Wabtec Corp.	4,954	365,209
Xylem, Inc.	3,813	301,380

		8,972,331

Marine (0.0%)
Kirby Corp.*	2,900	217,819

Professional Services (0.4%)
Equifax, Inc.	4,200	497,700
IHS Markit Ltd.*	18,600	1,011,468
ManpowerGroup, Inc.	2,967	245,341
Nielsen Holdings plc	17,330	410,201

		2,164,710

Road & Rail (0.9%)
AMERCO	400	148,604
CSX Corp.	20,800	1,556,256
Genesee & Wyoming, Inc., Class A*	2,200	191,708
Kansas City Southern	5,000	579,900
Knight-Swift Transportation Holdings, Inc.	6,100	199,348
Norfolk Southern Corp.	13,301	2,485,824
Ryder System, Inc.	2,509	155,533
Schneider National, Inc., Class B	1,900	39,995
Union Pacific Corp.	2,900	484,880

		5,842,048

Trading Companies & Distributors (0.1%)
Air Lease Corp.	4,300	147,705
HD Supply Holdings, Inc.*	6,300	273,105
MSC Industrial Direct Co., Inc., Class A	1,200	99,252
Univar, Inc.*	4,700	104,152
Watsco, Inc.	300	42,963
WESCO International, Inc.*	2,292	121,499

		788,676

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	3,800	156,636

Total Industrials		49,757,180

Information Technology (9.7%)
Communications Equipment (2.2%)
ARRIS International plc*	7,900	249,719
Cisco Systems, Inc.	220,856	11,924,015
CommScope Holding Co., Inc.*	9,200	199,916
EchoStar Corp., Class A*	2,259	82,341
Juniper Networks, Inc.	16,500	436,755
Motorola Solutions, Inc.	7,000	982,940

		13,875,686

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	4,195	323,267
Avnet, Inc.	5,358	232,376
Coherent, Inc.*	300	42,516
Corning, Inc.	38,267	1,266,638
Dolby Laboratories, Inc., Class A	3,000	188,910
FLIR Systems, Inc.	5,900	280,722
Jabil, Inc.	7,618	202,562
Keysight Technologies, Inc.*	9,100	793,520
Littelfuse, Inc.	200	36,496
National Instruments Corp.	1,000	44,360
Trimble, Inc.*	12,100	488,840

		3,900,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.2%)
Akamai Technologies, Inc.*	500	$35,855
Amdocs Ltd.	6,871	371,790
Booz Allen Hamilton Holding Corp.	300	17,442
Cognizant Technology Solutions Corp., Class A	2,800	202,860
Conduent, Inc.*	9,200	127,236
CoreLogic, Inc.*	1,435	53,468
DXC Technology Co.	13,600	874,616
Euronet Worldwide, Inc.*	1,200	171,108
Fidelity National Information Services, Inc.	14,552	1,645,831
Genpact Ltd.	4,600	161,828
International Business Machines Corp.	12,600	1,777,860
Leidos Holdings, Inc.	6,850	439,017
Sabre Corp.	2,500	53,475
Western Union Co. (The)	15,700	289,979
Worldpay, Inc.*	13,300	1,509,550

		7,731,915

Semiconductors & Semiconductor Equipment (3.5%)
Analog Devices, Inc.	15,100	1,589,577
Broadcom, Inc.	8,100	2,435,751
Cypress Semiconductor Corp.	5,400	80,568
First Solar, Inc.*	3,900	206,076
Intel Corp.	222,511	11,948,841
Marvell Technology Group Ltd.	19,600	389,844
Micron Technology, Inc.*	11,929	493,025
NXP Semiconductors NV	15,900	1,405,401
Qorvo, Inc.*	6,000	430,380
QUALCOMM, Inc.	58,969	3,363,002
Skyworks Solutions, Inc.	2,500	206,200
Teradyne, Inc.	7,300	290,832

		22,839,497

Software (1.6%)
Aspen Technology, Inc.*	200	20,852
Autodesk, Inc.*	1,700	264,894
Elastic NV(x)*	75	5,990
FireEye, Inc.(x)*	3,100	52,049
LogMeIn, Inc.	800	64,080
Microsoft Corp.	19,600	2,311,624
Nuance Communications, Inc.*	13,800	233,634
Oracle Corp.	107,835	5,791,818
Pluralsight, Inc., Class A*	222	7,046
SolarWinds Corp.*	234	4,568
SS&C Technologies Holdings, Inc.	700	44,583
Symantec Corp.	30,900	710,391
Synopsys, Inc.*	6,486	746,863
Teradata Corp.*	1,600	69,840

		10,328,232

Technology Hardware, Storage & Peripherals (0.6%)
Dell Technologies, Inc., Class C*	6,697	393,047
Hewlett Packard Enterprise Co.	71,600	1,104,788
HP, Inc.	77,100	1,498,053
NCR Corp.(x)*	1,000	27,290
Western Digital Corp.	14,069	676,156
Xerox Corp.	10,075	322,199

		4,021,533

Total Information Technology		62,697,070

Materials (3.9%)
Chemicals (2.7%)
Air Products & Chemicals, Inc.	10,700	2,043,272
Albemarle Corp.	5,125	420,148
Ashland Global Holdings, Inc.	3,017	235,718
Axalta Coating Systems Ltd.*	6,100	153,781
Cabot Corp.	2,835	118,021
Celanese Corp.	2,400	236,664
CF Industries Holdings, Inc.	11,200	457,856
DowDuPont, Inc.	111,810	5,960,591
Eastman Chemical Co.	6,900	523,572
Ecolab, Inc.	6,800	1,200,472
Element Solutions, Inc.*	5,300	53,530
FMC Corp.	3,900	299,598
Huntsman Corp.	10,601	238,416
International Flavors & Fragrances, Inc.	2,600	334,854
Linde plc	11,000	1,935,230
LyondellBasell Industries NV, Class A	8,000	672,640
Mosaic Co. (The)	17,000	464,270
NewMarket Corp.	22	9,538
Olin Corp.	8,100	187,434
PPG Industries, Inc.	11,000	1,241,570
RPM International, Inc.	5,100	296,004
Scotts Miracle-Gro Co. (The)	1,000	78,580
Valvoline, Inc.	9,180	170,381
Westlake Chemical Corp.	136	9,229
WR Grace & Co.	800	62,432

		17,403,801

Construction Materials (0.0%)
Eagle Materials, Inc.	300	25,290
Martin Marietta Materials, Inc.	300	60,354
Vulcan Materials Co.	382	45,229

		130,873

Containers & Packaging (0.6%)
AptarGroup, Inc.	2,999	319,064
Ardagh Group SA	800	10,400
Ball Corp.	16,200	937,332
Bemis Co., Inc.	4,371	242,503
Berry Global Group, Inc.*	3,200	172,384
Graphic Packaging Holding Co.	12,400	156,612
International Paper Co.	17,575	813,195
Owens-Illinois, Inc.	7,700	146,146
Sealed Air Corp.	3,400	156,604
Silgan Holdings, Inc.	2,400	71,112
Sonoco Products Co.	4,782	294,237
Westrock Co.	12,189	467,448

		3,787,037

Metals & Mining (0.6%)
Alcoa Corp.*	9,031	254,313
Freeport-McMoRan, Inc.	70,400	907,456
Newmont Mining Corp.	25,900	926,443
Nucor Corp.	15,220	888,087
Reliance Steel & Aluminum Co.	3,309	298,670
Royal Gold, Inc.	1,900	172,767
Steel Dynamics, Inc.	9,001	317,465
United States Steel Corp.	8,524	166,133

		3,931,334

Paper & Forest Products (0.0%)
Domtar Corp.	2,946	146,269

Total Materials		25,399,314

Real Estate (5.1%)
Equity Real Estate Investment Trusts (REITs) (4.9%)
Alexandria Real Estate Equities, Inc. (REIT)	4,742	676,020
American Campus Communities, Inc. (REIT)	6,600	314,028
American Homes 4 Rent (REIT), Class A	12,500	284,000
Apartment Investment & Management Co. (REIT), Class A	7,467	375,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Apple Hospitality REIT, Inc. (REIT)	10,500	$171,150
AvalonBay Communities, Inc. (REIT)	6,757	1,356,333
Boston Properties, Inc. (REIT)	7,529	1,007,983
Brandywine Realty Trust (REIT)	8,453	134,065
Brixmor Property Group, Inc. (REIT)	14,600	268,202
Brookfield Property REIT, Inc. (REIT), Class A	6,100	124,989
Camden Property Trust (REIT)	4,288	435,232
Colony Capital, Inc. (REIT)	22,093	117,535
Columbia Property Trust, Inc. (REIT)	5,700	128,307
Corporate Office Properties Trust (REIT)	4,967	135,599
Crown Castle International Corp. (REIT)	5,000	640,000
CubeSmart (REIT)	9,000	288,360
CyrusOne, Inc. (REIT)	5,100	267,444
Digital Realty Trust, Inc. (REIT)	10,000	1,190,000
Douglas Emmett, Inc. (REIT)	7,749	313,215
Duke Realty Corp. (REIT)	17,302	529,095
Empire State Realty Trust, Inc. (REIT), Class A	6,800	107,440
EPR Properties (REIT)	3,600	276,840
Equity Commonwealth (REIT)	5,617	183,620
Equity Residential (REIT)	17,409	1,311,246
Essex Property Trust, Inc. (REIT)	3,280	948,707
Extra Space Storage, Inc. (REIT)	800	81,528
Federal Realty Investment Trust (REIT)	3,600	496,260
Gaming and Leisure Properties, Inc. (REIT)	6,200	239,134
HCP, Inc. (REIT)	22,791	713,358
Healthcare Trust of America, Inc. (REIT), Class A	9,950	284,470
Highwoods Properties, Inc. (REIT)	4,900	229,222
Hospitality Properties Trust (REIT)	7,891	207,612
Host Hotels & Resorts, Inc. (REIT)	35,590	672,651
Hudson Pacific Properties, Inc. (REIT)	6,500	223,730
Invitation Homes, Inc. (REIT)	14,500	352,785
Iron Mountain, Inc. (REIT)	13,800	489,348
JBG SMITH Properties (REIT)	5,078	209,975
Kilroy Realty Corp. (REIT)	4,800	364,608
Kimco Realty Corp. (REIT)	19,733	365,060
Lamar Advertising Co. (REIT), Class A	400	31,704
Liberty Property Trust (REIT)	7,122	344,847
Life Storage, Inc. (REIT)	2,100	204,267
Macerich Co. (The) (REIT)	6,570	284,809
Medical Properties Trust, Inc. (REIT)	17,600	325,776
Mid-America Apartment Communities, Inc. (REIT)	5,559	607,765
National Retail Properties, Inc. (REIT)	7,700	426,503
Omega Healthcare Investors, Inc. (REIT)	8,800	335,720
Outfront Media, Inc. (REIT)	6,731	157,505
Paramount Group, Inc. (REIT)	9,900	140,481
Park Hotels & Resorts, Inc. (REIT)	9,757	303,248
Prologis, Inc. (REIT)	30,476	2,192,748
Rayonier, Inc. (REIT)	6,200	195,424
Realty Income Corp. (REIT)	14,326	1,053,821
Regency Centers Corp. (REIT)	7,375	497,739
Retail Properties of America, Inc. (REIT), Class A	10,400	126,776
Retail Value, Inc. (REIT)	719	22,411
Senior Housing Properties Trust (REIT)	11,379	134,045
Simon Property Group, Inc. (REIT)	1,300	236,873
SITE Centers Corp. (REIT)	7,356	100,189
SL Green Realty Corp. (REIT)	3,970	356,982
Spirit Realty Capital, Inc. (REIT)	4,080	162,098
STORE Capital Corp. (REIT)	9,300	311,550
Sun Communities, Inc. (REIT)	4,100	485,932
UDR, Inc. (REIT)	12,812	582,434
Uniti Group, Inc. (REIT)(x)	8,142	91,109
Ventas, Inc. (REIT)	17,336	1,106,210
VEREIT, Inc. (REIT)	47,100	394,227
VICI Properties, Inc. (REIT)	19,400	424,472
Vornado Realty Trust (REIT)	8,356	563,529
Weingarten Realty Investors (REIT)	5,802	170,405
Welltower, Inc. (REIT)	18,070	1,402,232
Weyerhaeuser Co. (REIT)	36,471	960,646
WP Carey, Inc. (REIT)	7,711	604,003

		31,853,146

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	8,000	395,600
Howard Hughes Corp. (The)*	1,147	126,170
Jones Lang LaSalle, Inc.	2,200	339,196
Realogy Holdings Corp.(x)	5,700	64,980

		925,946

Total Real Estate		32,779,092

Utilities (6.3%)
Electric Utilities (3.7%)
Alliant Energy Corp.	11,386	536,622
American Electric Power Co., Inc.	24,054	2,014,523
Avangrid, Inc.	2,700	135,945
Duke Energy Corp.	34,693	3,122,370
Edison International	15,476	958,274
Entergy Corp.	8,769	838,579
Evergy, Inc.	12,768	741,182
Eversource Energy	15,367	1,090,289
Exelon Corp.	46,953	2,353,754
FirstEnergy Corp.	23,563	980,456
Hawaiian Electric Industries, Inc.	5,204	212,167
NextEra Energy, Inc.	23,284	4,501,263
OGE Energy Corp.	9,684	417,574
PG&E Corp.*	24,809	441,600
Pinnacle West Capital Corp.	5,451	521,007
PPL Corp.	35,074	1,113,249
Southern Co. (The)	50,096	2,588,961
Xcel Energy, Inc.	24,719	1,389,455

		23,957,270

Gas Utilities (0.2%)
Atmos Energy Corp.	5,327	548,308
National Fuel Gas Co.	3,944	240,426
UGI Corp.	8,337	462,037

		1,250,771

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	32,086	580,115
NRG Energy, Inc.	13,994	594,465
Vistra Energy Corp.	19,200	499,776

		1,674,356

Multi-Utilities (1.9%)
Ameren Corp.	11,825	869,729
CenterPoint Energy, Inc.	24,382	748,527
CMS Energy Corp.	13,670	759,232
Consolidated Edison, Inc.	15,177	1,287,161
Dominion Energy, Inc.	35,499	2,721,353
DTE Energy Co.	8,801	1,097,837
MDU Resources Group, Inc.	9,346	241,407
NiSource, Inc.	17,572	503,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	24,558	$1,458,991
Sempra Energy	13,359	1,681,364
WEC Energy Group, Inc.	15,386	1,216,725

		12,585,940

Water Utilities (0.2%)
American Water Works Co., Inc.	8,783	915,716
Aqua America, Inc.	8,571	312,327

		1,228,043

Total Utilities		40,696,380

Total Common Stocks (98.6%) (Cost $467,468,951)		636,453,498

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,024,994, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,045,272.(xx)	$1,024,776	1,024,776
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $100,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $102,021.(xx)	100,000	100,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $65,499, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $70,158.(xx)	65,485	65,485

Total Repurchase Agreements		1,190,261

Total Short-Term Investments (0.2%) (Cost $1,190,261)		1,190,261

Total Investments in Securities (98.8%) (Cost $468,659,212)		637,643,759
Other Assets Less Liabilities (1.2%)		7,647,218

Net Assets (100%)		$645,290,977

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $3,304,805. This was collateralized by $2,225,559 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $1,190,261 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	44	6/2019	USD	6,243,160	58,029
S&P Midcap 400 E-Mini Index	11	6/2019	USD	2,091,100	(11,038)

					46,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$44,061,129	$—	$—	$44,061,129
Consumer Discretionary	33,742,108	—	—	33,742,108
Consumer Staples	50,187,448	—	—	50,187,448
Energy	61,546,203	—	—	61,546,203
Financials	138,430,281	—	—	138,430,281
Health Care	97,157,293	—	—	97,157,293
Industrials	49,757,180	—	—	49,757,180
Information Technology	62,697,070	—	—	62,697,070
Materials	25,399,314	—	—	25,399,314
Real Estate	32,779,092	—	—	32,779,092
Utilities	40,696,380	—	—	40,696,380
Futures	58,029	—	—	58,029
Short-Term Investments
Repurchase Agreements	—	1,190,261	—	1,190,261

Total Assets	$636,511,527	$1,190,261	$—	$637,701,788

Liabilities:
Futures	$(11,038)	$—	$—	$(11,038)

Total Liabilities	$(11,038)	$—	$—	$(11,038)

Total	$636,500,489	$1,190,261	$—	$637,690,750

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,229,559
Aggregate gross unrealized depreciation	(38,114,257)

Net unrealized appreciation	$167,115,302

Federal income tax cost of investments in securities and derivative instruments, if applicable	$470,575,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (1.7%)
YPF SA (ADR)	461,794	$6,469,734

		6,469,734

Brazil (8.5%)
Ambev SA (ADR)	1,081,423	4,650,119
Banco do Brasil SA	1,016,600	12,587,577
BB Seguridade Participacoes SA	865,700	5,815,038
CCR SA	1,682,300	5,031,411
Cielo SA	1,684,700	4,074,759

		32,158,904

China (21.6%)
AAC Technologies Holdings, Inc.(x)	541,564	3,204,562
Anhui Conch Cement Co. Ltd., Class H	970,374	5,927,354
Baidu, Inc. (ADR)*	29,991	4,944,017
China Construction Bank Corp., Class H	19,036,264	16,320,366
China Merchants Bank Co. Ltd., Class H	360,000	1,749,565
China Mobile Ltd. (ADR)	226,903	11,569,784
China Shenhua Energy Co. Ltd., Class H	1,561,554	3,560,764
CNOOC Ltd.	2,737,321	5,125,971
ENN Energy Holdings Ltd.	405,705	3,922,701
Hengan International Group Co. Ltd.	591,473	5,183,898
NetEase, Inc. (ADR)	47,729	11,524,167
Weichai Power Co. Ltd., Class H	5,253,906	8,392,917

		81,426,066

Egypt (1.0%)
Commercial International Bank Egypt SAE (Registered) (GDR)(m)	1,008,331	3,917,366

Hong Kong (1.3%)
ASM Pacific Technology Ltd.	439,712	4,904,080

Hungary (1.8%)
OTP Bank Nyrt	154,619	6,803,201

India (3.4%)
Axis Bank Ltd. (GDR)(m)*	158,071	8,836,169
Infosys Ltd. (ADR)	361,370	3,949,774

		12,785,943

Indonesia (6.4%)
Astra International Tbk. PT	10,542,796	5,423,173
Bank Mandiri Persero Tbk. PT*	14,084,128	7,368,452
Semen Indonesia Persero Tbk. PT	4,412,929	4,323,059
Telekomunikasi Indonesia Persero Tbk. PT (ADR)	254,244	6,981,540

		24,096,224

Luxembourg (0.8%)
Ternium SA (ADR)	107,115	2,915,670

Malaysia (0.8%)
British American Tobacco Malaysia Bhd	357,600	3,165,625

Mexico (3.8%)
America Movil SAB de CV (ADR), Class L	525,868	7,509,395
Grupo Mexico SAB de CV	1,197,051	3,290,768
Kimberly-Clark de Mexico SAB de CV, Class A(x)	2,003,173	3,399,468

		14,199,631

Pakistan (1.0%)
Habib Bank Ltd.	995,200	936,796
Pakistan Petroleum Ltd.	2,322,700	3,052,762

		3,989,558

Philippines (0.8%)
PLDT, Inc. (ADR)	133,193	2,886,292

		2,886,292

Russia (10.6%)
Alrosa PJSC	3,237,047	4,553,719
Gazprom PJSC (ADR)	1,158,702	5,230,381
LUKOIL PJSC (ADR)	98,065	8,786,624
Magnit PJSC (GDR)(m)	226,266	3,190,351
Mobile TeleSystems PJSC (ADR)	686,263	5,188,148
Sberbank of Russia PJSC	4,053,047	13,228,120

		40,177,343

South Africa (8.5%)
Bidvest Group Ltd. (The)	277,763	3,725,003
Imperial Logistics Ltd.	243,383	1,009,882
Life Healthcare Group Holdings Ltd.	1,632,819	3,037,329
Motus Holdings Ltd.	313,308	1,776,652
Nedbank Group Ltd.	185,543	3,230,760
PPC Ltd.*	2,461,486	801,801
Sanlam Ltd.	690,795	3,531,355
Shoprite Holdings Ltd.	451,546	4,963,681
Standard Bank Group Ltd.	277,582	3,563,477
Vodacom Group Ltd.	504,734	3,897,947
Woolworths Holdings Ltd.	773,716	2,492,407

		32,030,294

South Korea (15.2%)
Coway Co. Ltd.	68,597	5,710,877
Hanwha Life Insurance Co. Ltd.	374,722	1,320,490
Hyundai Mobis Co. Ltd.	29,843	5,481,689
KB Financial Group, Inc.	88,448	3,260,989
KT&G Corp.	45,250	4,125,958
Samsung Electronics Co. Ltd.	462,802	18,204,660
Shinhan Financial Group Co. Ltd.	178,179	6,592,827
SK Hynix, Inc.	192,793	12,602,626

		57,300,116

Taiwan (6.2%)
Catcher Technology Co. Ltd.	598,000	4,598,433
Hon Hai Precision Industry Co. Ltd.	1,714,000	4,087,507
Taiwan Semiconductor Manufacturing Co. Ltd.	1,829,000	14,568,858

		23,254,798

Thailand (1.8%)
Kasikornbank PCL	524,167	3,105,196
Siam Cement PCL (The)	247,042	3,721,005

		6,826,201

Turkey (2.4%)
KOC Holding A/S	1,406,133	4,057,875
Tupras Turkiye Petrol Rafinerileri A/S	230,525	5,159,989

		9,217,864

Total Common Stocks (97.6%) (Cost $349,155,042)		368,524,910

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, IM Shares	6,549,169	$6,551,134

Total Short-Term Investment (1.7%) (Cost $6,550,633)		6,551,134

Total Investments in Securities (99.3%) (Cost $355,705,675)		375,076,044
Other Assets Less Liabilities (0.7%)		2,491,630

Net Assets (100%)		$377,567,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $15,943,886 or 4.2% of net assets.

(x)

All or a portion of security is on loan at March 31, 2019, the Portfolio had loaned securities with a total value of $3,522,146. This was collateralized by $3,719,591 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.625%, maturing 4/11/19-5/15/48.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

USD — United States Dollar

ZAR — South African Rand

Sector Weightings as of March 31, 2019	Market Value	% of Net Assets
Financials	$102,167,744	27.1%
Information Technology	70,195,259	18.6
Communication Services	54,501,290	14.4
Energy	37,386,225	9.9
Consumer Staples	28,679,100	7.6
Materials	25,533,376	6.8
Industrials	22,217,088	5.9
Consumer Discretionary	20,884,798	5.5
Investment Company	6,551,134	1.7
Utilities	3,922,701	1.0
Health Care	3,037,329	0.8
Cash and Other	2,491,630	0.7

		100.0%

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ZAR	629,972	USD	43,636	Northern Trust Corp.	4/3/2019	25

Net unrealized appreciation						25

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Argentina	$6,469,734	$—	$—	$6,469,734
Brazil	32,158,904	—	—	32,158,904
China	28,037,968	53,388,098	—	81,426,066
Egypt	—	3,917,366	—	3,917,366
Hong Kong	—	4,904,080	—	4,904,080
Hungary	—	6,803,201	—	6,803,201
India	3,949,774	8,836,169	—	12,785,943
Indonesia	6,981,540	17,114,684	—	24,096,224
Luxembourg	2,915,670	—	—	2,915,670
Malaysia	—	3,165,625	—	3,165,625
Mexico	14,199,631	—	—	14,199,631
Pakistan	—	3,989,558	—	3,989,558
Philippines	2,886,292	—	—	2,886,292
Russia	5,188,148	34,989,195	—	40,177,343
South Africa	—	32,030,294	—	32,030,294
South Korea	—	57,300,116	—	57,300,116
Taiwan	—	23,254,798	—	23,254,798
Thailand	—	6,826,201	—	6,826,201
Turkey	—	9,217,864	—	9,217,864
Forward Currency Contracts	—	25	—	25
Short-Term Investment
Investment Company	6,551,134	—	—	6,551,134

Total Assets	$109,338,795	$265,737,274	$—	$375,076,069

Total Liabilities	$—	$—	$—	$—

Total	$109,338,795	$265,737,274	$—	$375,076,069

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,013,701
Aggregate gross unrealized depreciation	(10,750,434)

Net unrealized appreciation	$19,263,267

Federal income tax cost of investments in securities and derivative instruments, if applicable	$355,812,802

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (63.7%)
iShares Core MSCI EAFE ETF	41,420	$2,517,093
iShares Core S&P 500 ETF	5,040	1,434,182
iShares Core S&P Mid-Cap ETF	6,415	1,215,001
iShares Russell 2000 ETF	3,608	552,349
SPDR S&P 500 ETF Trust	5,074	1,433,304

Total Equity		7,151,929

Fixed Income (33.7%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	31,768	3,782,298

Total Exchange Traded Funds (97.4%) (Cost $10,598,804)		10,934,227

SHORT-TERM INVESTMENT:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares	263,090	263,170

Total Short-Term Investment (2.4%) (Cost $263,169)		263,170

Total Investments in Securities (99.8%) (Cost $10,861,973)		11,197,397
Other Assets Less Liabilities (0.2%)		28,004

Net Assets (100%)		$11,225,401

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$10,934,227	$—	$—	$10,934,227
Short-Term Investment
Investment Company	263,170	—	—	263,170

Total Assets	$11,197,397	$—	$—	$11,197,397

Total Liabilities	$—	$—	$—	$—

Total	$11,197,397	$—	$—	$11,197,397

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$335,424
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$335,424

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,861,973

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (55.2%)
iShares Core S&P 500 ETF	55,048	$15,664,459
iShares Core S&P Mid-Cap ETF	73,073	13,840,026
iShares MSCI EAFE ETF	746,364	48,409,169
iShares Russell 2000 ETF	48,215	7,381,234
SPDR S&P 500 ETF Trust	55,428	15,657,302

Total Exchange Traded Funds (55.2%) (Cost $91,170,353)		100,952,190

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (39.8%)
U.S. Treasury Notes
2.375%, 3/15/22	$23,235,000	23,334,838
2.375%, 2/29/24(x)	32,820,000	33,035,381
2.500%, 2/28/26(x)	16,165,000	16,347,361

Total U.S. Treasury Obligations		72,717,580

Total Long-Term Debt Securities (39.8%) (Cost $72,082,748)		72,717,580

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.6%)
JPMorgan Prime Money Market Fund, IM Shares	6,580,837	6,582,812

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.2%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $3,977,854, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $4,056,550.(xx)	$3,977,009	3,977,009
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $11,091,256, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $11,313,048.(xx)	11,088,900	11,088,900

Total Repurchase Agreements		15,065,909

Total Short-Term Investments (11.8%) (Cost $21,647,875)		21,648,721

Total Investments in Securities (106.8%) (Cost $184,900,976)		195,318,491
Other Assets Less Liabilities (-6.8%)		(12,477,303)

Net Assets (100%)		$182,841,188

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $20,059,272. This was collateralized by $5,430,290 of various U.S. Government Treasury Securities, ranging from 0.125% - 3.375%, maturing 7/15/19-2/15/48 and by cash of $15,065,909 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	78	6/2019	USD	9,034,594	79,063

					79,063

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$100,952,190	$—	$—	$100,952,190
Futures	79,063	—	—	79,063
Short-Term Investments
Investment Company	6,582,812	—	—	6,582,812
Repurchase Agreements	—	15,065,909	—	15,065,909
U.S. Treasury Obligations	—	72,717,580	—	72,717,580

Total Assets	$107,614,065	$87,783,489	$—	$195,397,554

Total Liabilities	$—	$—	$—	$—

Total	$107,614,065	$87,783,489	$—	$195,397,554

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,518,464
Aggregate gross unrealized depreciation	22,837

Net unrealized appreciation	$10,541,301

Federal income tax cost of investments in securities and derivative instruments, if applicable	$184,856,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.2%)
Brambles Ltd.	1,559,686	$13,023,671
Caltex Australia Ltd.	238,613	4,440,686
Oil Search Ltd.	1,830,447	10,202,714

		27,667,071

Brazil (0.5%)
Ambev SA (ADR)	1,336,574	5,747,268

Canada (4.2%)
Canadian National Railway Co.	326,830	29,244,748
Element Fleet Management Corp.	607,372	3,840,531
Ritchie Bros Auctioneers, Inc.	360,339	12,233,756
Suncor Energy, Inc.	214,851	6,963,144

		52,282,179

China (5.3%)
51job, Inc. (ADR)*	68,360	5,323,877
Alibaba Group Holding Ltd. (ADR)*	48,927	8,926,731
Baidu, Inc. (ADR)*	136,212	22,454,548
China Resources Beer Holdings Co. Ltd.	2,356,000	9,919,274
China Resources Gas Group Ltd.	1,346,000	6,344,244
Yum China Holdings, Inc.	293,490	13,180,636

		66,149,310

Czech Republic (0.3%)
Komercni banka A/S	86,094	3,516,881

Denmark (0.9%)
Novo Nordisk A/S, Class B	213,452	11,173,885

France (17.6%)
Air Liquide SA	144,169	18,331,140
Danone SA	370,176	28,523,174
EssilorLuxottica SA	172,149	18,804,871
Kering SA	29,573	16,958,299
Legrand SA	89,516	5,990,733
L’Oreal SA	125,763	33,829,700
LVMH Moet Hennessy Louis Vuitton SE	95,840	35,252,043
Pernod Ricard SA	166,663	29,912,675
Publicis Groupe SA	131,252	7,027,380
Schneider Electric SE	291,719	22,886,871

		217,516,886

Germany (8.4%)
Bayer AG (Registered)	287,744	18,591,945
Brenntag AG	179,621	9,248,385
Fresenius Medical Care AG & Co. KGaA	191,602	15,453,434
GEA Group AG	358,226	9,382,964
SAP SE	348,854	40,306,678
Symrise AG	125,525	11,309,672

		104,293,078

Hong Kong (3.5%)
AIA Group Ltd.	4,378,369	43,588,754

India (4.0%)
Adani Ports & Special Economic Zone Ltd.	429,797	2,346,124
HDFC Bank Ltd.	791,117	26,481,721
Infosys Ltd. (ADR)	915,592	10,007,421
ITC Ltd.	2,643,875	11,344,523

		50,179,789

Ireland (0.6%)
Paddy Power Betfair plc	95,318	7,380,535

Israel (0.8%)
Nice Ltd. (ADR)*	78,275	9,589,470

Italy (0.6%)
Prysmian SpA	393,348	7,441,481

Japan (8.9%)
AEON Financial Service Co. Ltd.	515,600	10,481,339
Bandai Namco Holdings, Inc.	161,500	7,562,799
Hitachi Ltd.	521,800	16,878,580
Japan Airport Terminal Co. Ltd.	86,200	3,636,064
Japan Tobacco, Inc.	506,900	12,554,728
Kao Corp.	129,000	10,147,271
Obic Co. Ltd.	103,000	10,371,560
SoftBank Group Corp.	42,800	4,149,472
Sundrug Co. Ltd.	330,300	9,089,732
Terumo Corp.	498,200	15,193,684
TOTO Ltd.	233,300	9,883,096

		109,948,325

Mexico (1.3%)
Grupo Financiero Banorte SAB de CV, Class O	1,993,425	10,838,916
Grupo Financiero Inbursa SAB de CV, Class O	1,567,931	2,172,134
Grupo Mexico SAB de CV	1,348,572	3,707,310

		16,718,360

Netherlands (1.5%)
Akzo Nobel NV	212,194	18,801,880

Peru (0.7%)
Credicorp Ltd.	35,612	8,545,099

Singapore (1.4%)
DBS Group Holdings Ltd.	902,400	16,799,522

South Korea (0.7%)
NAVER Corp.	77,160	8,429,072

Spain (1.1%)
Amadeus IT Group SA	165,953	13,291,665

Switzerland (13.7%)
Julius Baer Group Ltd.	177,772	7,182,292
Nestle SA (Registered)	615,125	58,624,517
Novartis AG (Registered)	307,677	29,595,082
Roche Holding AG	185,749	51,177,744
Sika AG (Registered)	55,589	7,765,433
UBS Group AG (Registered)*	1,219,498	14,782,165

		169,127,233

Taiwan (3.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	987,972	40,467,333

United Kingdom (13.4%)
Burberry Group plc	352,035	8,961,538
Compass Group plc	506,774	11,910,562
Croda International plc	177,474	11,645,388
Diageo plc	660,498	26,995,134
Experian plc	664,625	17,996,672
Intertek Group plc	99,278	6,280,326
Just Eat plc*	327,381	3,202,244
Linde plc	152,462	26,679,783
Reckitt Benckiser Group plc	316,285	26,290,354
Rolls-Royce Holdings plc	1,560,322	18,355,204
WPP plc	757,464	7,999,020

		166,316,225

United States (4.1%)
Accenture plc, Class A	109,407	19,257,820
Mellanox Technologies Ltd.*	80,665	9,547,509
Mettler-Toledo International, Inc.*	11,248	8,132,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
QIAGEN NV*	349,069	$14,151,273

		51,088,906

Total Investments in Securities (99.0%) (Cost $832,303,881)		1,226,060,207
Other Assets Less Liabilities (1.0%)		12,439,912

Net Assets (100%)		$1,238,500,119

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2019	Market Value	% of Net Assets
Consumer Staples	$262,978,350	21.2%
Industrials	173,273,972	14.0
Information Technology	169,718,036	13.7
Health Care	163,469,351	13.2
Financials	148,229,354	12.0
Consumer Discretionary	132,140,258	10.7
Materials	98,240,606	7.9
Communication Services	50,059,492	4.0
Energy	21,606,544	1.8
Utilities	6,344,244	0.5
Cash and Other	12,439,912	1.0

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$27,667,071	$—	$27,667,071
Brazil	5,747,268	—	—	5,747,268
Canada	52,282,179	—	—	52,282,179
China	49,885,792	16,263,518	—	66,149,310
Czech Republic	—	3,516,881	—	3,516,881
Denmark	—	11,173,885	—	11,173,885
France	—	217,516,886	—	217,516,886
Germany	—	104,293,078	—	104,293,078
Hong Kong	—	43,588,754	—	43,588,754
India	10,007,421	40,172,368	—	50,179,789
Ireland	—	7,380,535	—	7,380,535
Israel	9,589,470	—	—	9,589,470
Italy	—	7,441,481	—	7,441,481
Japan	—	109,948,325	—	109,948,325
Mexico	16,718,360	—	—	16,718,360
Netherlands	—	18,801,880	—	18,801,880
Peru	8,545,099	—	—	8,545,099
Singapore	—	16,799,522	—	16,799,522
South Korea	—	8,429,072	—	8,429,072
Spain	—	13,291,665	—	13,291,665
Switzerland	—	169,127,233	—	169,127,233
Taiwan	40,467,333	—	—	40,467,333
United Kingdom	—	166,316,225	—	166,316,225
United States	36,937,633	14,151,273	—	51,088,906

Total Assets	$230,180,555	$995,879,652	$—	$1,226,060,207

Total Liabilities	$—	$—	$—	$—

Total	$230,180,555	$995,879,652	$—	$1,226,060,207

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$444,928,186
Aggregate gross unrealized depreciation	(55,627,426)

Net unrealized appreciation	$389,300,760

Federal income tax cost of investments in securities and derivative instruments, if applicable	$836,759,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.8%)
Brambles Ltd.	663,830	$5,543,105
WiseTech Global Ltd.	73,306	1,203,417

		6,746,522

Canada (1.7%)
Descartes Systems Group, Inc. (The)*	45,887	1,668,119
Fairfax Financial Holdings Ltd.	12,825	5,940,566
Thomson Reuters Corp.	130,950	7,748,132

		15,356,817

Denmark (0.4%)
Jyske Bank A/S (Registered)	46,792	1,807,589
Sydbank A/S	62,043	1,286,464

		3,094,053

Finland (0.2%)
Wartsila OYJ Abp	96,204	1,552,384

France (12.3%)
Danone SA	240,132	18,502,893
Dassault Systemes SE	95,239	14,182,260
Legrand SA	212,821	14,242,748
L’Oreal SA	65,805	17,701,258
LVMH Moet Hennessy Louis Vuitton SE	7,886	2,900,643
Pernod Ricard SA	138,265	24,815,802
Schneider Electric SE	217,452	17,060,239

		109,405,843

Germany (12.6%)
Bayer AG (Registered)	50,955	3,292,345
Brenntag AG	104,187	5,364,414
Deutsche Wohnen SE	382,504	18,548,863
GEA Group AG	215,152	5,635,447
Henkel AG & Co. KGaA (Preference)(q)	211,429	21,582,513
Infineon Technologies AG	487,467	9,670,443
LEG Immobilien AG	54,464	6,686,847
SAP SE	52,651	6,083,310
Symrise AG	146,698	13,217,337
TAG Immobilien AG	208,344	5,141,617
Vonovia SE	315,112	16,337,701

		111,560,837

Hong Kong (0.1%)
Esprit Holdings Ltd.*	1,987,752	427,939

Ireland (1.8%)
Kerry Group plc, Class A	98,103	10,949,680
Ryanair Holdings plc (ADR)*	71,059	5,325,162

		16,274,842

Israel (0.5%)
Check Point Software Technologies Ltd.*	35,090	4,438,534
Wix.com Ltd.*	1,657	200,215

		4,638,749

Japan (19.7%)
Chiba Bank Ltd. (The)	376,300	2,040,569
Disco Corp.	11,000	1,565,190
Ezaki Glico Co. Ltd.	5,100	267,816
Hachijuni Bank Ltd. (The)	369,300	1,529,448
Hirose Electric Co. Ltd.	77,300	8,111,513
Ito En Ltd.	234,400	12,160,967
Japan Tobacco, Inc.	61,000	1,510,827
Kansai Paint Co. Ltd.	167,400	3,188,499
Kao Corp.	259,100	20,381,068
KDDI Corp.	353,300	7,602,820
Kobayashi Pharmaceutical Co. Ltd.	135,500	11,419,020
Kose Corp.	15,900	2,916,602
Mebuki Financial Group, Inc.	620,100	1,583,401
MISUMI Group, Inc.	150,700	3,742,005
Nihon Kohden Corp.	247,800	7,355,969
Nissin Foods Holdings Co. Ltd.	35,700	2,448,074
Nomura Research Institute Ltd.	200,800	9,113,273
North Pacific Bank Ltd.	552,500	1,380,876
Obic Co. Ltd.	95,800	9,646,558
Omron Corp.	171,600	8,020,283
Rohto Pharmaceutical Co. Ltd.	184,900	4,741,368
Santen Pharmaceutical Co. Ltd.	625,600	9,308,079
Secom Co. Ltd.	132,200	11,310,299
SMC Corp.	16,000	5,995,489
Sohgo Security Services Co. Ltd.	82,800	3,600,974
Terumo Corp.	264,200	8,057,349
Toyo Suisan Kaisha Ltd.	258,000	9,812,054
USS Co. Ltd.	127,000	2,353,677
Yokogawa Electric Corp.	182,500	3,772,512

		174,936,579

Netherlands (1.9%)
Euronext NV(m)	22,588	1,431,602
Heineken NV	146,523	15,463,193

		16,894,795

Norway (0.1%)
DNB ASA	64,095	1,180,098

South Korea (0.5%)
Samsung Electronics Co. Ltd.	120,739	4,749,358

Spain (2.4%)
Amadeus IT Group SA	261,173	20,918,116

Sweden (0.8%)
Svenska Handelsbanken AB, Class A	690,416	7,284,890

Switzerland (12.5%)
Chocoladefabriken Lindt & Spruengli AG	127	863,460
Cie Financiere Richemont SA (Registered)	77,753	5,664,276
Geberit AG (Registered)	8,320	3,400,693
Givaudan SA (Registered)	11,361	29,025,743
Julius Baer Group Ltd.	52,294	2,112,767
Nestle SA (Registered)	461,037	43,939,153
Schindler Holding AG	16,813	3,485,014
SGS SA (Registered)	4,978	12,388,134
Sika AG (Registered)	22,690	3,169,650
UBS Group AG (Registered)*	574,297	6,961,350

		111,010,240

Taiwan (2.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	448,941	18,388,623

United Kingdom (14.1%)
British American Tobacco plc	29,541	1,228,913
Compass Group plc	707,027	16,617,050
Croda International plc	34,070	2,235,586
Diageo plc	560,444	22,905,839
Experian plc	315,588	8,545,471
Halma plc	361,933	7,881,802
Hiscox Ltd.	267,644	5,438,049
IG Group Holdings plc	73,124	495,250
IMI plc	621,283	7,752,040
Intertek Group plc	130,941	8,283,327
Reckitt Benckiser Group plc	257,991	21,444,820
RELX plc	216,011	4,616,012
Rentokil Initial plc	435,637	2,004,608
Spectris plc	162,194	5,302,364
Spirax-Sarco Engineering plc	111,831	10,472,543

		125,223,674

United States (12.3%)
Analog Devices, Inc.	161,841	17,037,002

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ANSYS, Inc.*	74,489	$13,609,885
Cadence Design Systems, Inc.*	467,756	29,707,184
Colgate-Palmolive Co.	286,124	19,610,939
Core Laboratories NV	47,957	3,305,676
Dentsply Sirona, Inc.	102,090	5,062,643
Nordson Corp.	64,858	8,594,982
NVIDIA Corp.	4,757	854,167
Texas Instruments, Inc.	101,505	10,766,635

		108,549,113

Total Common Stocks (96.8%) (Cost $797,555,677)		858,193,472

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	2,449,405	2,450,140

Total Short-Term Investment (0.3%) (Cost $2,450,140)		2,450,140

Total Investments in Securities (97.1%) (Cost $800,005,817)		860,643,612
Other Assets Less Liabilities (2.9%)		25,539,790

Net Assets (100%)		$886,183,402

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $1,431,602 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

JPY — Japanese Yen

USD — United States Dollar

Sector Weightings as of March 31, 2019	Market Value	% of Net Assets
Consumer Staples	$279,924,891	31.6%
Information Technology	206,890,763	23.3
Industrials	156,663,222	17.7
Materials	50,836,815	5.7
Real Estate	46,715,028	5.3
Financials	40,472,919	4.6
Health Care	37,817,753	4.3
Consumer Discretionary	27,963,585	3.1
Communication Services	7,602,820	0.8
Energy	3,305,676	0.4
Investment Company	2,450,140	0.3
Cash and Other	25,539,790	2.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	63,647	JPY	7,048,582	Natwest Markets plc	4/3/2019	49
USD	33,369,872	JPY	3,645,525,000	BNP Paribas	8/22/2019	105,462

Net unrealized appreciation						105,511

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$6,746,522	$—	$6,746,522
Canada	15,356,817	—	—	15,356,817
Denmark	—	3,094,053	—	3,094,053
Finland	—	1,552,384	—	1,552,384
France	—	109,405,843	—	109,405,843
Germany	—	111,560,837	—	111,560,837
Hong Kong	—	427,939	—	427,939
Ireland	5,325,162	10,949,680	—	16,274,842
Israel	4,638,749	—	—	4,638,749
Japan	—	174,936,579	—	174,936,579
Netherlands	—	16,894,795	—	16,894,795
Norway	—	1,180,098	—	1,180,098
South Korea	—	4,749,358	—	4,749,358
Spain	—	20,918,116	—	20,918,116
Sweden	—	7,284,890	—	7,284,890
Switzerland	—	111,010,240	—	111,010,240
Taiwan	18,388,623	—	—	18,388,623
United Kingdom	—	125,223,674	—	125,223,674
United States	108,549,113	—	—	108,549,113
Forward Currency Contracts	—	105,511	—	105,511
Short-Term Investment
Investment Company	2,450,140	—	—	2,450,140

Total Assets	$154,708,604	$706,040,519	$—	$860,749,123

Total Liabilities	$—	$—	$—	$—

Total	$154,708,604	$706,040,519	$—	$860,749,123

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,798,039
Aggregate gross unrealized depreciation	(17,323,864)

Net unrealized appreciation	$61,474,175

Federal income tax cost of investments in securities and derivative instruments, if applicable	$799,274,948

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.9%)
Entertainment (2.9%)
Activision Blizzard, Inc.	39,718	$1,808,361
Electronic Arts, Inc.*	29,488	2,996,865
Netflix, Inc.*	1,815	647,156
Spotify Technology SA*	7,382	1,024,622

		6,477,004

Interactive Media & Services (16.3%)
Alphabet, Inc., Class A*	20,521	24,150,960
Facebook, Inc., Class A*	78,146	13,026,157

		37,177,117

Media (0.7%)
Altice USA, Inc., Class A	75,934	1,631,062

Total Communication Services		45,285,183

Consumer Discretionary (11.4%)
Diversified Consumer Services (1.0%)
Grand Canyon Education, Inc.*	19,097	2,186,797

Internet & Direct Marketing Retail (10.4%)
Alibaba Group Holding Ltd. (ADR)*	8,387	1,530,208
Amazon.com, Inc.*	12,513	22,282,525

		23,812,733

Total Consumer Discretionary		25,999,530

Financials (0.9%)
Capital Markets (0.9%)
Nasdaq, Inc.	23,267	2,035,630

Total Financials		2,035,630

Health Care (2.3%)
Health Care Equipment & Supplies (0.1%)
Senseonics Holdings, Inc.*	131,022	321,004

Health Care Providers & Services (0.6%)
Guardant Health, Inc.*	17,056	1,308,195

Life Sciences Tools & Services (1.6%)
Bio-Techne Corp.	12,822	2,545,808
Illumina, Inc.*	3,413	1,060,385

		3,606,193

Total Health Care		5,235,392

Industrials (4.9%)
Aerospace & Defense (2.0%)
Harris Corp.	16,145	2,578,518
Northrop Grumman Corp.	7,360	1,984,256

		4,562,774

Professional Services (2.5%)
IHS Markit Ltd.*	39,217	2,132,621
TransUnion	26,292	1,757,357
Verisk Analytics, Inc.	13,741	1,827,553

		5,717,531

Road & Rail (0.4%)
Lyft, Inc., Class A*	9,912	776,010

Total Industrials		11,056,315

Information Technology (58.9%)
Electronic Equipment, Instruments & Components (2.8%)
Amphenol Corp., Class A	26,331	2,486,700
FLIR Systems, Inc.	32,835	1,562,289
TE Connectivity Ltd.	27,536	2,223,532

		6,272,521

IT Services (29.3%)
CACI International, Inc., Class A*	3,127	569,176
Cognizant Technology Solutions Corp., Class A	36,476	2,642,686
DXC Technology Co.	89,361	5,746,806
Endava plc (ADR)*	66,566	1,830,565
EPAM Systems, Inc.*	6,407	1,083,616
Fidelity National Information Services, Inc.	36,392	4,115,935
First Data Corp., Class A*	65,503	1,720,764
Fiserv, Inc.*	51,930	4,584,380
FleetCor Technologies, Inc.*	11,196	2,760,822
Global Payments, Inc.	37,327	5,095,882
GoDaddy, Inc., Class A*	43,726	3,287,758
Mastercard, Inc., Class A	38,807	9,137,108
PayPal Holdings, Inc.*	57,733	5,994,995
Presidio, Inc.	128,536	1,902,333
Total System Services, Inc.	43,525	4,135,310
Visa, Inc., Class A	67,803	10,590,151
Wix.com Ltd.*	13,406	1,619,847

		66,818,134

Semiconductors & Semiconductor Equipment (3.1%)
Applied Materials, Inc.	79,614	3,157,491
Microchip Technology, Inc.	46,445	3,853,077
Silicon Laboratories, Inc.*	1,241	100,348

		7,110,916

Software (21.2%)
Adobe, Inc.*	33,345	8,886,109
Autodesk, Inc.*	19,634	3,059,370
Constellation Software, Inc.	2,897	2,455,085
DocuSign, Inc.*	15,743	816,117
Dropbox, Inc., Class A*	37,802	824,083
HubSpot, Inc.*	7,809	1,297,934
Lightspeed POS, Inc.*	1,173	18,091
Microsoft Corp.	93,769	11,059,116
New Relic, Inc.*	11,838	1,168,410
Pluralsight, Inc., Class A*	48,912	1,552,467
PTC, Inc.*	14,109	1,300,568
Rapid7, Inc.*	8,941	452,504
RingCentral, Inc., Class A*	13,587	1,464,679
salesforce.com, Inc.*	60,675	9,609,100
ServiceNow, Inc.*	11,407	2,811,711
Zendesk, Inc.*	18,249	1,551,165

		48,326,509

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	30,408	5,775,999

Total Information Technology		134,304,079

Total Investments in Securities (98.3%) (Cost $208,451,792)		223,916,129
Other Assets Less Liabilities (1.7%)		3,959,319

Net Assets (100%)		$227,875,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$45,285,183	$—	$—	$45,285,183
Consumer Discretionary	25,999,530	—	—	25,999,530
Financials	2,035,630	—	—	2,035,630
Health Care	5,235,392	—	—	5,235,392
Industrials	11,056,315	—	—	11,056,315
Information Technology	134,304,079	—	—	134,304,079

Total Assets	$223,916,129	$—	$—	$223,916,129

Total Liabilities	$—	$—	$—	$—

Total	$223,916,129	$—	$—	$223,916,129

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,846,578
Aggregate gross unrealized depreciation	(4,408,113)

Net unrealized appreciation	$15,438,465

Federal income tax cost of investments in securities and derivative instruments, if applicable	$208,477,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (16.0%)
Diversified Telecommunication Services (5.6%)
Cellnex Telecom SA(m)	86,505	$2,538,487
Hellenic Telecommunications Organization SA	126,966	1,700,544
Koninklijke KPN NV	445,085	1,410,949
Orange SA	114,776	1,866,875
Telesites SAB de CV*	641,128	415,522
TELUS Corp.	68,984	2,553,185

		10,485,562

Media (5.8%)
Altice USA, Inc., Class A	168,964	3,629,347
Charter Communications, Inc., Class A*	4,298	1,491,019
Comcast Corp., Class A	101,791	4,069,604
NOS SGPS SA	265,717	1,698,988

		10,888,958

Wireless Telecommunication Services (4.6%)
Advanced Info Service PCL	164,900	956,093
KDDI Corp.	52,200	1,123,315
Millicom International Cellular SA	3,105	190,243
Millicom International Cellular SA (SDR)	35,779	2,172,377
Mobile TeleSystems PJSC (ADR)	117,152	885,669
Tele2 AB, Class B	198,874	2,649,215
XL Axiata Tbk. PT*	4,127,400	782,583

		8,759,495

Total Communication Services		30,134,015

Energy (8.7%)
Oil, Gas & Consumable Fuels (8.7%)
Cheniere Energy, Inc.*	47,030	3,214,971
Enbridge, Inc.	98,208	3,556,903
Equitrans Midstream Corp.	51,654	1,125,024
Plains GP Holdings LP, Class A	43,230	1,077,291
TransCanada Corp.	99,707	4,478,179
Williams Cos., Inc. (The)	104,668	3,006,065

Total Energy		16,458,433

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
American Tower Corp. (REIT)	18,297	3,605,607

Total Real Estate		3,605,607

Utilities (58.0%)
Electric Utilities (31.6%)
American Electric Power Co., Inc.	63,614	5,327,673
Avangrid, Inc.	7,216	363,326
Duke Energy Corp.	25,831	2,324,790
Edison International	31,903	1,975,434
EDP - Energias de Portugal SA	119,205	468,682
Emera, Inc.	55,910	2,090,637
Enel Americas SA (ADR)	53,545	478,157
Enel SpA	746,868	4,778,806
Entergy Corp.	52,538	5,024,209
Equatorial Energia SA	17,600	358,936
Evergy, Inc.	56,433	3,275,936
Eversource Energy	7,997	567,387
Exelon Corp.	192,856	9,667,871
FirstEnergy Corp.	138,172	5,749,337
Iberdrola SA	508,894	4,467,486
NextEra Energy, Inc.	37,462	7,242,154
Orsted A/S(m)	1,241	94,053
PPL Corp.	59,350	1,883,769
SSE plc	211,031	3,262,556

		59,401,199

Gas Utilities (2.8%)
AltaGas Ltd.	113,416	1,492,863
APA Group	108,502	768,878
China Resources Gas Group Ltd.	560,000	2,639,507
Italgas SpA	14,557	89,877
South Jersey Industries, Inc.	12,050	386,443

		5,377,568

Independent Power and Renewable Electricity Producers (12.0%)
AES Corp.	127,340	2,302,307
Clearway Energy, Inc., Class A	43,559	633,348
EDP Renovaveis SA	951,337	9,070,880
NextEra Energy Partners LP	47,517	2,216,193
NRG Energy, Inc.	97,173	4,127,909
Vistra Energy Corp.	159,872	4,161,468

		22,512,105

Multi-Utilities (11.3%)
Algonquin Power & Utilities Corp.	8,199	92,214
CenterPoint Energy, Inc.	137,591	4,224,044
Dominion Energy, Inc.	30,753	2,357,525
NiSource, Inc.	67,727	1,941,056
Public Service Enterprise Group, Inc.	94,573	5,618,582
RWE AG	87,296	2,340,390
Sempra Energy	37,094	4,668,651

		21,242,462

Water Utilities (0.3%)
Cia de Saneamento Basico do Estado de Sao Paulo	52,000	553,156

Total Utilities		109,086,490

Total Common Stocks (84.6%) (Cost $144,579,627)		159,284,545

CONVERTIBLE PREFERRED STOCKS:
Utilities (4.8%)
Electric Utilities (1.4%)
NextEra Energy, Inc.
6.123%	42,755	2,644,824

Gas Utilities (0.3%)
South Jersey Industries, Inc.
7.250%	11,206	578,005

Independent Power and Renewable Electricity Producers (0.7%)
Vistra Energy Corp.
7.000%	13,951	1,375,011

Multi-Utilities (2.4%)
CenterPoint Energy, Inc.
7.000%	9,003	475,719
Dominion Energy, Inc.
6.750%	40,138	2,003,689
Sempra Energy
6.000%	19,260	2,040,217

		4,519,625

Total Convertible Preferred Stocks (4.8%) (Cost $8,772,524)		9,117,465

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
MASTER LIMITED PARTNERSHIPS:
Energy (5.8%)
Oil, Gas & Consumable Fuels (5.8%)
Enable Midstream Partners LP	38,288	$548,284
Energy Transfer LP	70,917	1,089,994
Enterprise Products Partners LP	151,202	4,399,978
EQM Midstream Partners LP	54,182	2,501,583
Plains All American Pipeline LP	15,829	387,969
Western Midstream Partners LP	62,924	1,973,297

Total Master Limited Partnerships (5.8%) (Cost $11,214,842)		10,901,105

SHORT-TERM INVESTMENT:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	2,784,679	2,785,514

Total Short-Term Investment (1.5%) (Cost $2,785,432)		2,785,514

Total Investments in Securities (96.7%) (Cost $167,352,425)		182,088,629
Other Assets Less Liabilities (3.3%)		6,134,713

Net Assets (100%)		$188,223,342

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $2,632,540 or 1.4% of net assets.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.4%
Brazil	0.5
Canada	7.6
Chile	0.3
China	1.4
Colombia	1.3
Denmark	0.0 #
France	1.0
Germany	1.2
Greece	0.9
Indonesia	0.4
Italy	2.6
Japan	0.6
Mexico	0.2
Netherlands	0.7
Portugal	1.2
Russia	0.5
Spain	8.5
Sweden	1.4
Thailand	0.5
United Kingdom	1.7
United States	63.8
Cash and Other	3.3

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	404,055	USD	301,066	Merrill Lynch International	4/12/2019	1,370
USD	5,154,318	CAD	6,843,098	Citibank NA	4/12/2019	32,237
USD	27,581	CAD	36,491	Merrill Lynch International	4/12/2019	267
USD	6,935,337	CAD	9,220,669	Morgan Stanley	4/12/2019	33,636
USD	899,840	EUR	801,000	BNP Paribas	4/12/2019	558
USD	140,201	EUR	124,493	Citibank NA	4/12/2019	433
USD	1,004,282	EUR	888,372	Merrill Lynch International	4/12/2019	6,907
USD	18,059,980	EUR	15,625,145	Natwest Markets plc	4/12/2019	517,640
USD	35,141	GBP	26,757	BNP Paribas	4/12/2019	274
USD	36,812	GBP	28,000	Merrill Lynch International	4/12/2019	325
USD	1,251,864	SEK	11,619,817	BNP Paribas	4/12/2019	1,130
USD	871,726	SEK	8,073,337	Citibank NA	4/12/2019	2,727
USD	91,465	SEK	842,985	Morgan Stanley	4/12/2019	728
USD	316,419	SEK	2,922,353	State Street Bank & Trust	4/12/2019	1,863

Total unrealized appreciation						600,095

CAD	83,977	USD	63,216	Citibank NA	4/12/2019	(359)
CAD	4,610,334	USD	3,467,668	Morgan Stanley	4/12/2019	(16,818)
EUR	16,850	USD	19,166	BNP Paribas	4/12/2019	(249)
EUR	451,358	USD	513,577	Citibank NA	4/12/2019	(6,838)
EUR	332,023	USD	373,361	Merrill Lynch International	4/12/2019	(599)
GBP	59,940	USD	79,356	BNP Paribas	4/12/2019	(1,247)
USD	354,356	CAD	475,000	BNP Paribas	4/12/2019	(1,183)
USD	67,670	CAD	90,679	Citibank NA	4/12/2019	(203)
USD	19,546	CAD	26,234	Merrill Lynch International	4/12/2019	(90)
USD	20,878	CAD	27,958	Morgan Stanley	4/12/2019	(49)
USD	155,358	GBP	120,000	Merrill Lynch International	4/12/2019	(1,016)
USD	1,850,619	GBP	1,442,777	State Street Bank & Trust	4/12/2019	(29,486)
USD	92,199	SEK	863,000	Citibank NA	4/12/2019	(693)
USD	411,350	SEK	3,835,588	Merrill Lynch International	4/12/2019	(1,505)

Total unrealized depreciation						(60,335)

Net unrealized appreciation						539,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$13,044,346	$17,089,669	$—	$30,134,015
Energy	16,458,433	—	—	16,458,433
Real Estate	3,605,607	—	—	3,605,607
Utilities	81,105,375	27,981,115	—	109,086,490
Convertible Preferred Stocks
Utilities	9,117,465	—	—	9,117,465
Forward Currency Contracts	—	600,095	—	600,095
Master Limited Partnerships
Energy	10,901,105	—	—	10,901,105
Short-Term Investment
Investment Company	2,785,514	—	—	2,785,514

Total Assets	$137,017,845	$45,670,879	$—	$182,688,724

Liabilities:
Forward Currency Contracts	$—	$(60,335)	$—	$(60,335)

Total Liabilities	$—	$(60,335)	$—	$(60,335)

Total	$137,017,845	$45,610,544	$—	$182,628,389

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,602,572
Aggregate gross unrealized depreciation	(1,384,793)

Net unrealized appreciation	$15,217,779

Federal income tax cost of investments in securities and derivative instruments, if applicable	$167,410,610

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Entertainment (1.0%)
Cinemark Holdings, Inc.	120,404	$4,814,956
Live Nation Entertainment, Inc.*	156,300	9,931,302
World Wrestling Entertainment, Inc., Class A	49,400	4,286,932

		19,033,190

Interactive Media & Services (0.2%)
Cars.com, Inc.*	70,000	1,596,000
Yelp, Inc.*	85,244	2,940,918

		4,536,918

Media (1.1%)
AMC Networks, Inc., Class A*	50,559	2,869,729
Cable One, Inc.	5,700	5,593,866
John Wiley & Sons, Inc., Class A	51,040	2,256,989
Meredith Corp.(x)	45,114	2,493,000
New York Times Co. (The), Class A(x)	160,436	5,270,322
TEGNA, Inc.	243,900	3,438,990

		21,922,896

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	105,985	3,256,919

Total Communication Services		48,749,923

Consumer Discretionary (11.8%)
Auto Components (1.0%)
Adient plc	98,300	1,273,968
Dana, Inc.	162,000	2,873,880
Delphi Technologies plc	100,000	1,926,000
Gentex Corp.	293,017	6,059,591
Goodyear Tire & Rubber Co. (The)	262,498	4,764,339
Visteon Corp.(x)*	31,900	2,148,465

		19,046,243

Automobiles (0.2%)
Thor Industries, Inc.	59,130	3,687,938

Distributors (0.4%)
Pool Corp.	44,552	7,349,743

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	65,315	3,025,391
Graham Holdings Co., Class B	5,000	3,415,900
Service Corp. International	204,887	8,226,213
Sotheby’s*	37,134	1,401,808
Weight Watchers International, Inc.*	43,900	884,585

		16,953,897

Hotels, Restaurants & Leisure (4.1%)
Boyd Gaming Corp.	90,300	2,470,608
Brinker International, Inc.	42,303	1,877,407
Caesars Entertainment Corp.(x)*	659,102	5,727,596
Cheesecake Factory, Inc. (The)(x)	47,128	2,305,502
Churchill Downs, Inc.	40,019	3,612,115
Cracker Barrel Old Country Store, Inc.(x)	27,200	4,395,792
Domino’s Pizza, Inc.	46,418	11,980,486
Dunkin’ Brands Group, Inc.	93,446	7,017,795
Eldorado Resorts, Inc.(x)*	73,500	3,431,715
International Speedway Corp., Class A	26,881	1,172,818
Jack in the Box, Inc.	29,113	2,359,900
Marriott Vacations Worldwide Corp.	44,500	4,160,750
Papa John’s International, Inc.(x)	25,441	1,347,101
Penn National Gaming, Inc.*	120,200	2,416,020
Scientific Games Corp., Class A(x)*	62,500	1,276,250
Six Flags Entertainment Corp.	80,781	3,986,542
Texas Roadhouse, Inc.	75,300	4,682,907
Wendy’s Co. (The)	205,571	3,677,665
Wyndham Destinations, Inc.	106,700	4,320,283
Wyndham Hotels & Resorts, Inc.	110,600	5,528,894

		77,748,146

Household Durables (1.5%)
Helen of Troy Ltd.*	28,900	3,351,244
KB Home	95,670	2,312,344
NVR, Inc.*	3,880	10,735,960
Tempur Sealy International, Inc.*	51,810	2,987,883
Toll Brothers, Inc.	151,653	5,489,838
TRI Pointe Group, Inc.*	160,100	2,023,664
Tupperware Brands Corp.	54,955	1,405,749

		28,306,682

Leisure Products (0.5%)
Brunswick Corp.	98,335	4,949,201
Polaris Industries, Inc.	64,810	5,471,908

		10,421,109

Multiline Retail (0.3%)
Dillard’s, Inc., Class A(x)	20,900	1,505,218
Ollie’s Bargain Outlet Holdings, Inc.*	58,300	4,974,739

		6,479,957

Specialty Retail (2.1%)
Aaron’s, Inc.	75,886	3,991,604
American Eagle Outfitters, Inc.	189,427	4,199,597
AutoNation, Inc.*	65,100	2,325,372
Bed Bath & Beyond, Inc.(x)	155,400	2,640,246
Dick’s Sporting Goods, Inc.	83,386	3,069,439
Five Below, Inc.*	63,000	7,827,750
Michaels Cos., Inc. (The)*	101,556	1,159,769
Murphy USA, Inc.*	33,900	2,902,518
Sally Beauty Holdings, Inc.(x)*	136,200	2,507,442
Signet Jewelers Ltd.	58,600	1,591,576
Urban Outfitters, Inc.*	85,100	2,522,364
Williams-Sonoma, Inc.(x)	90,541	5,094,742

		39,832,419

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	51,420	5,182,622
Deckers Outdoor Corp.*	32,913	4,837,882
Skechers U.S.A., Inc., Class A*	150,800	5,068,388

		15,088,892

Total Consumer Discretionary		224,915,026

Consumer Staples (2.8%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	9,854	2,904,269

Food & Staples Retailing (0.4%)
Casey’s General Stores, Inc.	41,406	5,331,851
Sprouts Farmers Market, Inc.*	140,300	3,022,062

		8,353,913

Food Products (1.7%)
Flowers Foods, Inc.	207,396	4,421,683
Hain Celestial Group, Inc. (The)(x)*	101,164	2,338,912
Ingredion, Inc.	75,409	7,140,478
Lancaster Colony Corp.	22,088	3,460,969
Post Holdings, Inc.*	75,154	8,221,847
Sanderson Farms, Inc.(x)	22,100	2,913,664
Tootsie Roll Industries, Inc.(x)	21,539	802,126
TreeHouse Foods, Inc.*	63,300	4,086,015

		33,385,694

Household Products (0.2%)
Energizer Holdings, Inc.	71,788	3,225,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.3%)
Edgewell Personal Care Co.*	61,088	$2,681,152
Nu Skin Enterprises, Inc., Class A	62,600	2,996,036

		5,677,188

Total Consumer Staples		53,546,499

Energy (3.8%)
Energy Equipment & Services (1.2%)
Apergy Corp.*	87,400	3,588,644
Core Laboratories NV	50,100	3,453,393
Ensco plc, Class A(x)	494,300	1,942,599
McDermott International, Inc.*	204,333	1,520,238
Oceaneering International, Inc.*	111,724	1,761,887
Patterson-UTI Energy, Inc.	241,475	3,385,479
Rowan Cos. plc, Class A*	143,825	1,551,872
Transocean Ltd.*	572,390	4,985,517

		22,189,629

Oil, Gas & Consumable Fuels (2.6%)
Callon Petroleum Co.(x)*	257,562	1,944,593
Chesapeake Energy Corp.(x)*	1,180,600	3,659,860
CNX Resources Corp.*	224,200	2,414,634
EQT Corp.	288,000	5,973,120
Equitrans Midstream Corp.	229,920	5,007,658
Matador Resources Co.(x)*	117,049	2,262,557
Murphy Oil Corp.	183,900	5,388,270
Oasis Petroleum, Inc.*	305,500	1,845,220
PBF Energy, Inc., Class A	135,483	4,218,941
QEP Resources, Inc.*	267,202	2,081,504
Range Resources Corp.	234,700	2,638,028
SM Energy Co.	116,662	2,040,418
Southwestern Energy Co.*	611,892	2,869,773
World Fuel Services Corp.	75,900	2,192,751
WPX Energy, Inc.*	446,800	5,857,548

		50,394,875

Total Energy		72,584,504

Financials (15.9%)
Banks (7.1%)
Associated Banc-Corp.	185,786	3,966,531
BancorpSouth Bank	102,489	2,892,240
Bank of Hawaii Corp.	46,578	3,673,607
Bank OZK	136,600	3,958,668
Cathay General Bancorp	86,447	2,931,418
Chemical Financial Corp.	80,757	3,323,958
Commerce Bancshares, Inc.	111,581	6,478,393
Cullen/Frost Bankers, Inc.	71,246	6,915,849
East West Bancorp, Inc.	163,876	7,861,132
First Financial Bankshares, Inc.	77,459	4,475,581
First Horizon National Corp.	359,700	5,028,606
FNB Corp.	366,760	3,887,656
Fulton Financial Corp.	192,037	2,972,733
Hancock Whitney Corp.	96,854	3,912,902
Home BancShares, Inc.	175,400	3,081,778
International Bancshares Corp.	61,552	2,340,823
PacWest Bancorp	136,482	5,133,088
Pinnacle Financial Partners, Inc.	82,405	4,507,553
Prosperity Bancshares, Inc.	75,039	5,182,193
Signature Bank	62,300	7,978,761
Sterling Bancorp	240,400	4,478,652
Synovus Financial Corp.	179,842	6,179,371
TCF Financial Corp.	185,342	3,834,726
Texas Capital Bancshares, Inc.*	56,768	3,098,965
Trustmark Corp.	73,663	2,477,287
UMB Financial Corp.	49,857	3,192,842
Umpqua Holdings Corp.	249,100	4,110,150
United Bankshares, Inc.	115,388	4,181,661
Valley National Bancorp	375,300	3,595,374
Webster Financial Corp.	104,272	5,283,462
Wintrust Financial Corp.	63,870	4,300,367

		135,236,327

Capital Markets (3.0%)
Eaton Vance Corp.	130,122	5,245,218
Evercore, Inc., Class A	46,300	4,213,300
FactSet Research Systems, Inc.	43,020	10,680,576
Federated Investors, Inc., Class B	108,175	3,170,609
Interactive Brokers Group, Inc., Class A	84,864	4,402,744
Janus Henderson Group plc	186,449	4,657,496
Legg Mason, Inc.	96,700	2,646,679
MarketAxess Holdings, Inc.	42,600	10,483,008
SEI Investments Co.	145,952	7,625,992
Stifel Financial Corp.	81,200	4,284,112

		57,409,734

Consumer Finance (0.6%)
Green Dot Corp., Class A*	53,817	3,264,001
Navient Corp.	246,000	2,846,220
SLM Corp.	493,755	4,893,112

		11,003,333

Insurance (4.6%)
Alleghany Corp.*	16,437	10,066,019
American Financial Group, Inc.	79,789	7,676,500
Brown & Brown, Inc.	262,382	7,742,893
CNO Financial Group, Inc.	181,684	2,939,647
First American Financial Corp.	126,024	6,490,236
Genworth Financial, Inc., Class A*	566,100	2,168,163
Hanover Insurance Group, Inc. (The)	45,914	5,242,001
Kemper Corp.	68,791	5,237,747
Mercury General Corp.	30,636	1,533,944
Old Republic International Corp.	321,687	6,729,692
Primerica, Inc.	48,200	5,887,630
Reinsurance Group of America, Inc.	70,999	10,080,438
RenaissanceRe Holdings Ltd.	47,702	6,845,237
WR Berkley Corp.	108,949	9,230,159

		87,870,306

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc.(x)*	8,400	2,953,104
New York Community Bancorp, Inc.	528,245	6,111,795
Washington Federal, Inc.	91,633	2,647,277

		11,712,176

Total Financials		303,231,876

Health Care (9.6%)
Biotechnology (0.9%)
Exelixis, Inc.*	339,300	8,075,340
Ligand Pharmaceuticals, Inc.(x)*	23,100	2,903,901
United Therapeutics Corp.*	49,458	5,804,885

		16,784,126

Health Care Equipment & Supplies (3.7%)
Avanos Medical, Inc.*	53,600	2,287,648
Cantel Medical Corp.	41,000	2,742,490
Globus Medical, Inc., Class A*	86,055	4,251,977
Haemonetics Corp.*	57,700	5,047,596
Hill-Rom Holdings, Inc.	75,409	7,982,797
ICU Medical, Inc.*	18,800	4,499,404
Inogen, Inc.*	20,200	1,926,474
Integra LifeSciences Holdings Corp.*	79,900	4,452,028
LivaNova plc*	55,041	5,352,737
Masimo Corp.*	55,327	7,650,618
NuVasive, Inc.*	58,300	3,310,857
STERIS plc	95,620	12,242,229
West Pharmaceutical Services, Inc.	83,856	9,240,931

		70,987,786

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.(x)*	100,000	2,931,000
Amedisys, Inc.*	32,898	4,055,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Chemed Corp.	18,100	$5,793,267
Covetrus, Inc.*	109,345	3,482,638
Encompass Health Corp.	111,600	6,517,440
HealthEquity, Inc.*	61,400	4,542,372
MEDNAX, Inc.*	99,360	2,699,611
Molina Healthcare, Inc.*	70,600	10,022,376
Patterson Cos., Inc.	93,300	2,038,605
Tenet Healthcare Corp.*	94,000	2,710,960

		44,793,277

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	193,686	1,847,764
Medidata Solutions, Inc.*	70,399	5,156,023

		7,003,787

Life Sciences Tools & Services (1.8%)
Bio-Rad Laboratories, Inc., Class A*	22,784	6,964,613
Bio-Techne Corp.	42,709	8,479,872
Charles River Laboratories International, Inc.*	54,550	7,923,388
PRA Health Sciences, Inc.*	66,700	7,356,343
Syneos Health, Inc.*	68,800	3,561,088

		34,285,304

Pharmaceuticals (0.5%)
Catalent, Inc.*	164,600	6,681,114
Mallinckrodt plc*	94,391	2,052,060
Prestige Consumer Healthcare, Inc.(x)*	58,500	1,749,735

		10,482,909

Total Health Care		184,337,189

Industrials (15.2%)
Aerospace & Defense (0.8%)
Curtiss-Wright Corp.	48,400	5,485,656
Teledyne Technologies, Inc.*	40,985	9,713,855

		15,199,511

Air Freight & Logistics (0.3%)
XPO Logistics, Inc.(x)*	123,400	6,631,516

Airlines (0.3%)
JetBlue Airways Corp.*	346,456	5,668,020

Building Products (0.9%)
Lennox International, Inc.	40,564	10,725,122
Resideo Technologies, Inc.*	139,000	2,681,310
Trex Co., Inc.*	67,298	4,140,173

		17,546,605

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	56,100	4,230,501
Clean Harbors, Inc.*	57,416	4,106,966
Deluxe Corp.	49,345	2,157,363
Healthcare Services Group, Inc.(x)	83,400	2,751,366
Herman Miller, Inc.	66,566	2,341,792
HNI Corp.	49,148	1,783,581
MSA Safety, Inc.	39,677	4,102,602
Pitney Bowes, Inc.	212,800	1,461,936
Stericycle, Inc.*	96,328	5,242,170

		28,178,277

Construction & Engineering (1.2%)
AECOM*	176,401	5,233,818
Dycom Industries, Inc.*	35,500	1,630,870
EMCOR Group, Inc.	63,300	4,625,964
Granite Construction, Inc.	52,693	2,273,703
KBR, Inc.	159,361	3,042,201
MasTec, Inc.(x)*	69,600	3,347,760
Valmont Industries, Inc.	24,860	3,234,286

		23,388,602

Electrical Equipment (1.3%)
Acuity Brands, Inc.	45,100	5,412,451
EnerSys	48,600	3,166,776
Hubbell, Inc.	61,707	7,280,192
nVent Electric plc	182,300	4,918,454
Regal Beloit Corp.	48,329	3,956,695

		24,734,568

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	64,734	7,937,683

Machinery (4.9%)
AGCO Corp.	72,598	5,049,191
Colfax Corp.*	107,400	3,187,632
Crane Co.	57,410	4,858,034
Donaldson Co., Inc.	144,499	7,233,620
Graco, Inc.	186,823	9,251,475
IDEX Corp.	85,698	13,003,814
ITT, Inc.	98,797	5,730,226
Kennametal, Inc.	92,912	3,414,516
Lincoln Electric Holdings, Inc.	71,471	5,994,273
Nordson Corp.	58,383	7,736,915
Oshkosh Corp.	79,221	5,951,874
Terex Corp.	69,952	2,247,558
Timken Co. (The)	77,075	3,362,011
Toro Co. (The)	120,000	8,260,800
Trinity Industries, Inc.	150,729	3,275,341
Woodward, Inc.	63,185	5,995,625

		94,552,905

Marine (0.2%)
Kirby Corp.*	60,877	4,572,472

Professional Services (0.8%)
ASGN, Inc.*	59,500	3,777,655
Insperity, Inc.	42,171	5,214,866
ManpowerGroup, Inc.	68,216	5,640,781

		14,633,302

Road & Rail (1.8%)
Avis Budget Group, Inc.*	71,900	2,506,434
Genesee & Wyoming, Inc., Class A*	63,647	5,546,199
Knight-Swift Transportation Holdings, Inc.	140,816	4,601,867
Landstar System, Inc.	45,367	4,962,696
Old Dominion Freight Line, Inc.	73,400	10,598,226
Ryder System, Inc.	60,000	3,719,400
Werner Enterprises, Inc.	49,384	1,686,464

		33,621,286

Trading Companies & Distributors (0.8%)
GATX Corp.	41,319	3,155,532
MSC Industrial Direct Co., Inc., Class A	51,054	4,222,676
NOW, Inc.*	122,500	1,710,100
Watsco, Inc.	36,323	5,201,817

		14,290,125

Total Industrials		290,954,872

Information Technology (16.2%)
Communications Equipment (1.5%)
ARRIS International plc*	185,000	5,847,850
Ciena Corp.*	162,583	6,070,849
InterDigital, Inc.	36,836	2,430,439
Lumentum Holdings, Inc.*	86,006	4,862,779
NetScout Systems, Inc.*	79,100	2,220,337
Plantronics, Inc.	37,005	1,706,301
ViaSat, Inc.(x)*	64,300	4,983,250

		28,121,805

Electronic Equipment, Instruments & Components (4.2%)
Arrow Electronics, Inc.*	95,940	7,393,136
Avnet, Inc.	122,578	5,316,208
Belden, Inc.	44,500	2,389,650
Cognex Corp.	193,091	9,820,608
Coherent, Inc.*	27,500	3,897,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Jabil, Inc.	159,100	$4,230,469
Littelfuse, Inc.	27,989	5,107,433
National Instruments Corp.	127,029	5,635,007
SYNNEX Corp.	46,919	4,475,604
Tech Data Corp.*	42,168	4,318,425
Trimble, Inc.*	284,286	11,485,154
Vishay Intertechnology, Inc.	149,420	2,759,787
Zebra Technologies Corp., Class A*	60,944	12,769,596

		79,598,377

IT Services (2.7%)
CACI International, Inc., Class A*	28,164	5,126,411
CoreLogic, Inc.*	90,524	3,372,924
Leidos Holdings, Inc.	165,250	10,590,873
LiveRamp Holdings, Inc.*	77,064	4,205,382
MAXIMUS, Inc.	72,100	5,117,658
Perspecta, Inc.	158,900	3,212,958
Sabre Corp.	311,289	6,658,472
Science Applications International Corp.	57,498	4,424,471
WEX, Inc.*	48,787	9,366,616

		52,075,765

Semiconductors & Semiconductor Equipment (3.4%)
Cirrus Logic, Inc.*	66,800	2,810,276
Cree, Inc.*	116,652	6,674,827
Cypress Semiconductor Corp.	411,300	6,136,596
First Solar, Inc.*	85,300	4,507,252
Integrated Device Technology, Inc.*	145,841	7,144,751
MKS Instruments, Inc.	61,300	5,703,965
Monolithic Power Systems, Inc.	44,700	6,056,403
Silicon Laboratories, Inc.*	48,750	3,941,925
Synaptics, Inc.*	38,800	1,542,300
Teradyne, Inc.	196,200	7,816,608
Universal Display Corp.(x)	47,968	7,331,909
Versum Materials, Inc.	123,300	6,203,223

		65,870,035

Software (4.2%)
ACI Worldwide, Inc.*	131,213	4,312,971
Blackbaud, Inc.	54,900	4,377,177
CDK Global, Inc.	140,977	8,292,267
CommVault Systems, Inc.*	43,513	2,817,032
Fair Isaac Corp.*	32,877	8,930,380
j2 Global, Inc.	52,400	4,537,840
LogMeIn, Inc.	57,500	4,605,750
Manhattan Associates, Inc.*	73,500	4,050,585
PTC, Inc.*	120,647	11,121,240
Teradata Corp.*	132,575	5,786,899
Tyler Technologies, Inc.*	43,300	8,850,520
Ultimate Software Group, Inc. (The)*	35,900	11,851,667

		79,534,328

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	134,430	3,668,595

Total Information Technology		308,868,905

Materials (6.8%)
Chemicals (2.8%)
Ashland Global Holdings, Inc.	70,807	5,532,151
Cabot Corp.	67,245	2,799,409
Chemours Co. (The)	188,800	7,015,808
Ingevity Corp.*	47,100	4,974,231
Minerals Technologies, Inc.	39,789	2,339,195
NewMarket Corp.	9,854	4,272,300
Olin Corp.	186,382	4,312,880
PolyOne Corp.	87,785	2,572,978
RPM International, Inc.	148,832	8,638,209
Scotts Miracle-Gro Co. (The)	44,465	3,494,060
Sensient Technologies Corp.	47,802	3,240,498
Valvoline, Inc.	212,702	3,947,749

		53,139,468

Construction Materials (0.2%)
Eagle Materials, Inc.	51,854	4,371,292

Containers & Packaging (1.4%)
AptarGroup, Inc.	71,180	7,572,840
Bemis Co., Inc.	103,000	5,714,440
Greif, Inc., Class A	29,601	1,221,041
Owens-Illinois, Inc.	173,600	3,294,928
Silgan Holdings, Inc.	87,342	2,587,944
Sonoco Products Co.	112,912	6,947,475

		27,338,668

Metals & Mining (2.0%)
Allegheny Technologies, Inc.*	142,056	3,632,372
Carpenter Technology Corp.	53,473	2,451,737
Commercial Metals Co.	132,963	2,271,008
Compass Minerals International, Inc.(x)	38,269	2,080,686
Reliance Steel & Aluminum Co.	75,831	6,844,506
Royal Gold, Inc.	74,105	6,738,368
Steel Dynamics, Inc.	259,494	9,152,353
United States Steel Corp.	195,800	3,816,142
Worthington Industries, Inc.	44,310	1,653,649

		38,640,821

Paper & Forest Products (0.4%)
Domtar Corp.	71,130	3,531,605
Louisiana-Pacific Corp.	153,066	3,731,749

		7,263,354

Total Materials		130,753,603

Real Estate (10.0%)
Equity Real Estate Investment Trusts (REITs) (9.5%)
Alexander & Baldwin, Inc. (REIT)	76,567	1,947,865
American Campus Communities, Inc. (REIT)	154,866	7,368,524
Brixmor Property Group, Inc. (REIT)	337,609	6,201,877
Camden Property Trust (REIT)	109,289	11,092,834
CoreCivic, Inc. (REIT)	134,131	2,608,848
CoreSite Realty Corp. (REIT)	41,500	4,441,330
Corporate Office Properties Trust (REIT)	124,602	3,401,635
Cousins Properties, Inc. (REIT)	475,260	4,591,012
CyrusOne, Inc. (REIT)	122,362	6,416,663
Douglas Emmett, Inc. (REIT)	182,800	7,388,776
EPR Properties (REIT)	84,700	6,513,430
First Industrial Realty Trust, Inc. (REIT)	143,100	5,060,016
GEO Group, Inc. (The) (REIT)	136,415	2,619,168
Healthcare Realty Trust, Inc. (REIT)	141,555	4,545,331
Highwoods Properties, Inc. (REIT)	117,074	5,476,722
Hospitality Properties Trust (REIT)	185,898	4,890,976
JBG SMITH Properties (REIT)	124,700	5,156,345
Kilroy Realty Corp. (REIT)	114,090	8,666,276
Lamar Advertising Co. (REIT), Class A	96,311	7,633,610
Liberty Property Trust (REIT)	167,229	8,097,228
Life Storage, Inc. (REIT)	52,700	5,126,129
Mack-Cali Realty Corp. (REIT)	102,048	2,265,466
Medical Properties Trust, Inc. (REIT)	430,800	7,974,108
National Retail Properties, Inc. (REIT)	182,662	10,117,648
Omega Healthcare Investors, Inc. (REIT)	230,808	8,805,325
Pebblebrook Hotel Trust (REIT)	147,499	4,581,319
PotlatchDeltic Corp. (REIT)	76,698	2,898,417
Rayonier, Inc. (REIT)	146,385	4,614,055
Sabra Health Care REIT, Inc. (REIT)	201,599	3,925,133

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Senior Housing Properties Trust (REIT)	268,675	$3,164,992
Tanger Factory Outlet Centers, Inc. (REIT)	106,200	2,228,076
Taubman Centers, Inc. (REIT)	69,023	3,649,936
Uniti Group, Inc. (REIT)(x)	202,302	2,263,759
Urban Edge Properties (REIT)	129,190	2,454,610
Weingarten Realty Investors (REIT)	135,157	3,969,561

		182,157,000

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.	51,582	7,952,913
Realogy Holdings Corp.(x)	128,300	1,462,620

		9,415,533

Total Real Estate		191,572,533

Utilities (4.6%)
Electric Utilities (1.5%)
ALLETE, Inc.	58,200	4,785,786
Hawaiian Electric Industries, Inc.	123,063	5,017,278
IDACORP, Inc.	57,009	5,674,676
OGE Energy Corp.	225,749	9,734,297
PNM Resources, Inc.	90,015	4,261,310

		29,473,347

Gas Utilities (1.9%)
National Fuel Gas Co.	97,470	5,941,771
New Jersey Resources Corp.	100,300	4,993,937
ONE Gas, Inc.	59,400	5,288,382
Southwest Gas Holdings, Inc.	60,000	4,935,600
Spire, Inc.	57,309	4,715,958
UGI Corp.	196,455	10,887,536

		36,763,184

Multi-Utilities (0.8%)
Black Hills Corp.	61,062	4,522,863
MDU Resources Group, Inc.	221,610	5,724,186
NorthWestern Corp.	56,900	4,006,329

		14,253,378

Water Utilities (0.4%)
Aqua America, Inc.	201,357	7,337,449

Total Utilities		87,827,358

Total Common Stocks (99.2%) (Cost $1,325,453,551)		1,897,342,288

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.8%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,172,735, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,195,935.(xx)	$1,172,486	1,172,486
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $6,001,275, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $6,121,283.(xx)	6,000,000	6,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $300,064, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $321,407.(xx)	300,000	300,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $2,040,000.(xx)	2,000,000	2,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $5,002,353, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/15/19-2/15/45; total market value $5,100,001.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		14,472,486

Total Short-Term Investments (0.8%) (Cost $14,472,486)		14,472,486

Total Investments in Securities (100.0%) (Cost $1,339,926,037)		1,911,814,774
Other Assets Less Liabilities (0.0%)		(535,545)

Net Assets (100%)		$1,911,279,229

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $71,200,227. This was collateralized by $59,832,216 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $14,472,486 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	62	6/2019	USD	11,786,200	(25,827)

					(25,827)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$48,749,923	$—	$—	$48,749,923
Consumer Discretionary	224,915,026	—	—	224,915,026
Consumer Staples	53,546,499	—	—	53,546,499
Energy	72,584,504	—	—	72,584,504
Financials	303,231,876	—	—	303,231,876
Health Care	184,337,189	—	—	184,337,189
Industrials	290,954,872	—	—	290,954,872
Information Technology	308,868,905	—	—	308,868,905
Materials	130,753,603	—	—	130,753,603
Real Estate	191,572,533	—	—	191,572,533
Utilities	87,827,358	—	—	87,827,358
Short-Term Investments
Repurchase Agreements	—	14,472,486	—	14,472,486

Total Assets	$1,897,342,288	$14,472,486	$—	$1,911,814,774

Liabilities:
Futures	$(25,827)	$—	$—	$(25,827)

Total Liabilities	$(25,827)	$—	$—	$(25,827)

Total	$1,897,316,461	$14,472,486	$—	$1,911,788,947

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$700,934,202
Aggregate gross unrealized depreciation	(129,313,595)

Net unrealized appreciation	$571,620,607

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,340,168,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.5%)
StoneCo Ltd., Class A(x)*	37,290	$1,532,992

China (2.3%)
Baidu, Inc. (ADR)*	15,820	2,607,927
JD.com, Inc. (ADR)*	135,976	4,099,676

		6,707,603

Denmark (0.4%)
FLSmidth & Co. A/S	30,631	1,323,198

France (10.7%)
Airbus SE	88,459	11,699,085
Kering SA	12,204	6,998,245
LVMH Moet Hennessy Louis Vuitton SE	29,471	10,840,077
Societe Generale SA	72,744	2,103,255

		31,640,662

Germany (7.1%)
Allianz SE (Registered)	24,235	5,390,363
Bayer AG (Registered)	30,254	1,954,796
Bayerische Motoren Werke AG (Preference)(q)	56,958	3,744,108
SAP SE	61,726	7,131,837
Siemens AG (Registered)	25,988	2,796,847

		21,017,951

India (3.9%)
DLF Ltd.	2,435,248	7,116,795
ICICI Bank Ltd. (ADR)	391,352	4,484,894

		11,601,689

Italy (0.2%)
Brunello Cucinelli SpA	20,568	707,161

Japan (12.2%)
Capcom Co. Ltd.	76,100	1,702,860
FANUC Corp.	15,882	2,705,515
Keyence Corp.	8,778	5,462,588
Minebea Mitsumi, Inc.	119,000	1,785,591
Murata Manufacturing Co. Ltd.	115,251	5,731,873
Nidec Corp.	50,864	6,436,593
Nintendo Co. Ltd.	7,600	2,164,179
Omron Corp.(x)	59,800	2,794,947
Suzuki Motor Corp.	7,300	322,615
Takeda Pharmaceutical Co. Ltd.	54,000	2,202,779
TDK Corp.	62,400	4,881,422

		36,190,962

Netherlands (0.5%)
uniQure NV(x)*	22,710	1,354,651

Spain (1.9%)
Banco Bilbao Vizcaya Argentaria SA	202,720	1,158,154
Industria de Diseno Textil SA	147,784	4,343,350

		5,501,504

Sweden (2.0%)
Assa Abloy AB, Class B	170,341	3,677,136
Atlas Copco AB, Class A	82,853	2,224,759

		5,901,895

Switzerland (2.0%)
Credit Suisse Group AG (Registered)*	228,096	2,658,352
UBS Group AG (Registered)*	270,289	3,276,313

		5,934,665

United Kingdom (5.2%)
Circassia Pharmaceuticals plc(x)*	439,401	160,243
Earthport plc(r)*	1,388,000	593,863
Farfetch Ltd., Class A*	68,970	1,855,983
Prudential plc	227,398	4,553,683
TechnipFMC plc	87,836	2,053,366
Unilever plc	108,026	6,183,697

		15,400,835

United States (48.8%)
3M Co.	20,977	4,358,601
ACADIA Pharmaceuticals, Inc.(x)*	52,170	1,400,764
Adobe, Inc.*	32,600	8,687,574
Agilent Technologies, Inc.	49,400	3,970,772
Alphabet, Inc., Class A*	16,367	19,262,159
Amazon.com, Inc.*	1,418	2,525,103
AnaptysBio, Inc.*	15,400	1,124,970
Anthem, Inc.	27,665	7,939,302
Biogen, Inc.*	6,700	1,583,746
Bluebird Bio, Inc.(x)*	12,770	2,009,104
Blueprint Medicines Corp.*	24,500	1,961,225
Centene Corp.*	39,210	2,082,051
Citigroup, Inc.	99,416	6,185,664
Colgate-Palmolive Co.	81,803	5,606,778
Equifax, Inc.	24,710	2,928,135
Facebook, Inc., Class A*	50,935	8,490,355
Gilead Sciences, Inc.	6,655	432,642
GlycoMimetics, Inc.(x)*	68,070	848,152
Goldman Sachs Group, Inc. (The)	19,388	3,722,302
Incyte Corp.*	24,840	2,136,488
International Game Technology plc	90,549	1,176,232
Intuit, Inc.	36,845	9,631,651
Ionis Pharmaceuticals, Inc.*	29,020	2,355,553
MacroGenics, Inc.*	63,900	1,148,922
Maxim Integrated Products, Inc.	112,299	5,970,938
Mirati Therapeutics, Inc.(x)*	11,724	859,369
Newell Brands, Inc.	126,450	1,939,743
PayPal Holdings, Inc.*	62,890	6,530,498
resTORbio, Inc.(x)*	62,180	424,068
S&P Global, Inc.	40,424	8,511,273
Sage Therapeutics, Inc.(x)*	20,650	3,284,382
Sarepta Therapeutics, Inc.(x)*	8,840	1,053,640
Tiffany & Co.	36,462	3,848,564
United Parcel Service, Inc., Class B	33,598	3,754,241
Walt Disney Co. (The)	38,507	4,275,432
Zimmer Biomet Holdings, Inc.	17,956	2,292,981

		144,313,374

Total Common Stocks (97.7%) (Cost $198,210,638)		289,129,142

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,6.000% (Cost $—)	182,890	14,653

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.8%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $500,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $510,000.(xx)	$500,000	500,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,423,884, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,452,053.(xx)	$1,423,581	$1,423,581
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $107,136.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $200,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $204,000.(xx)	200,000	200,000

Total Repurchase Agreements		2,223,581

Total Short-Term Investments (0.8%) (Cost $2,223,581)		2,223,581

Total Investments in Securities (98.5%) (Cost $200,434,219)		291,367,376
Other Assets Less Liabilities (1.5%)		4,545,767

Net Assets (100%)		$295,913,143

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $9,130,310. This was collateralized by $7,376,655 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-11/15/48 and by cash of $2,223,581 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2019	Market Value	% of Net Assets
Information Technology	$58,950,183	19.9%
Industrials	43,689,701	14.8
Health Care	42,580,600	14.4
Consumer Discretionary	42,400,857	14.3
Financials	42,044,253	14.2
Communication Services	38,517,565	13.0
Consumer Staples	11,790,475	4.0
Real Estate	7,116,795	2.4
Repurchase Agreements	2,223,581	0.8
Energy	2,053,366	0.7
Cash and Other	4,545,767	1.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$1,532,992	$—	$—	$1,532,992
China	6,707,603	—	—	6,707,603
Denmark	—	1,323,198	—	1,323,198
France	—	31,640,662	—	31,640,662
Germany	—	21,017,951	—	21,017,951
India	4,484,894	7,116,795	—	11,601,689
Italy	—	707,161	—	707,161
Japan	—	36,190,962	—	36,190,962
Netherlands	1,354,651	—	—	1,354,651
Spain	—	5,501,504	—	5,501,504
Sweden	—	5,901,895	—	5,901,895
Switzerland	—	5,934,665	—	5,934,665
United Kingdom	1,855,983	12,950,989	593,863	15,400,835
United States	144,313,374	—	—	144,313,374
Preferred Stock
India	—	14,653	—	14,653
Short-Term Investments
Repurchase Agreements	—	2,223,581	—	2,223,581

Total Assets	$160,249,497	$130,524,016	$593,863	$291,367,376

Total Liabilities	$—	$—	$—	$—

Total	$160,249,497	$130,524,016	$593,863	$291,367,376

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,441,562
Aggregate gross unrealized depreciation	(13,006,301)

Net unrealized appreciation	$90,435,261

Federal income tax cost of investments in securities and derivative instruments, if applicable	$200,932,115

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.3%)
CIFC Funding Ltd.,
Series 2015-5A A1R
3.631%, 10/25/27(l)§	$250,000	$248,875
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
2.945%, 10/25/35(l)	100,000	90,434
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
3.535%, 9/25/34(l)	51,212	51,144
Series 2007-1 1A
2.626%, 7/25/37(l)	122,340	110,188
Series 2007-6 1A
2.685%, 9/25/37(l)	25,811	21,759
Series 2007-8 1A1
2.675%, 11/25/37(l)	281,174	264,278
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
2.706%, 7/25/37(l)§	455,057	312,312
Crown Point CLO 5 Ltd.,
Series 2018-5A A
3.713%, 7/17/28(l)§	200,000	198,402
CSMC Trust,
Series 2017-1
4.500%, 3/25/21(l)	40,371	40,280
Evans Grove CLO Ltd.,
Series 2018-1A A1
3.549%, 5/28/28(l)§	300,000	297,248
Figueroa CLO Ltd.,
Series 2013-2A A1RR
3.483%, 6/20/27(l)§	100,000	99,534
Home Equity Asset Trust,
Series 2004-3 M1
3.341%, 8/25/34(l)	512,690	504,542
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
2.706%, 4/25/37(l)	31,085	25,177
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
2.646%, 5/25/37(l)	90,167	87,920
Jamestown CLO VIII Ltd.,
Series 2015-8A A1AR
3.657%, 1/15/28(l)§	300,000	297,923
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
3.623%, 1/17/28(l)§	250,000	248,484
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
2.606%, 8/25/36(l)	87,207	45,785
Mountain View CLO X Ltd.,
Series 2015-10A AR
3.617%, 10/13/27(l)§	180,000	178,917
Navient Student Loan Trust,
Series 2016-7A A
3.636%, 3/25/66(l)§	72,707	73,340
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
3.191%, 1/25/36(l)	200,000	193,966
Option One Mortgage Loan Trust,
Series 2004-3 M2
3.341%, 11/25/34(l)	22,215	21,834
RAAC Trust,
Series 2007-SP3 A1
3.686%, 9/25/47(l)	28,065	27,859
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE2 A2C
2.635%, 7/25/36(l)	60,948	34,059
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
2.685%, 6/25/37(l)	155,079	116,296
TICP CLO III-2 Ltd.,
Series 2018-3R A
3.601%, 4/20/28(l)§	260,000	257,814
Venture XII CLO Ltd.,
Series 2012-12A ARR
3.429%, 2/28/26(l)§	250,000	248,843

Total Asset-Backed Securities		4,097,213

Collateralized Mortgage Obligations (3.2%)
Alternative Loan Trust,
Series 2006-HY11 A1
2.606%, 6/25/36(l)	160,330	148,917
Series 2007-1T1 1A1
6.000%, 3/25/37	233,030	164,885
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)	85,360	80,467
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
4.654%, 3/25/37(l)	131,534	128,395
CSMC Trust,
Series 2007-4R 1A1
6.353%, 10/26/36(l)§	8,188	7,315
Series 2015-3R 5A2
2.635%, 9/29/36(l)§	351,000	327,245
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
2.772%, 10/19/45(l)	69,133	66,213
GNMA,
Series 2016-H17 FC
3.339%, 8/20/66(l)	266,663	268,912
Series 2018-H15 FG
3.030%, 8/20/68(l)	201,572	198,787
Series 2019-20 FE
2.888%, 2/20/49(l)	499,031	498,005
GSR Mortgage Loan Trust,
Series 2004-12 3A6
4.440%, 12/25/34(l)	13,294	13,369
Series 2005-AR4 6A1
4.332%, 7/25/35(l)	77,638	78,236
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
2.950%, 3/25/36(l)	128,028	122,677
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
4.715%, 4/25/35(l)	23,543	23,986
Lehman Mortgage Trust,
Series 2005-3 4A1
5.219%, 1/25/36(l)	24,010	23,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		$150,608	$99,034
Sequoia Mortgage Trust,
Series 6 A
3.120%, 4/19/27(l)		194,170	189,182
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1
1.855%, 10/20/51(l)§	GBP	400,000	520,980
Trinity Square plc,
Series 2015-1A A
2.078%, 7/15/51(l)§		112,907	147,787

Total Collateralized Mortgage Obligations			3,108,171

Corporate Bonds (3.4%)
Communication Services (0.4%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 3.376%, 6/1/21(k)		$100,000	100,390
5.150%, 2/15/50		100,000	102,181

			202,571

Media (0.2%)
Altice Financing SA
5.250%, 2/15/23§	EUR	200,000	230,147

Total Communication Services			432,718

Consumer Discretionary (0.2%)
Automobiles (0.1%)
Hyundai Capital America
1.750%, 9/27/19§		$100,000	99,310

Internet & Direct Marketing Retail (0.1%)
eBay, Inc.
2.750%, 1/30/23		100,000	98,750

Total Consumer Discretionary			198,060

Consumer Staples (0.1%)
Tobacco (0.1%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.59%), 3.283%, 8/14/20(k)		100,000	99,696

Total Consumer Staples			99,696

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 3.183%, 1/10/20(k)		100,000	99,944
Petrobras Global Finance BV
7.375%, 1/17/27		100,000	110,035
5.999%, 1/27/28		233,000	235,598

			445,577

Total Energy			445,577

Financials (1.6%)
Banks (0.6%)
Nordea Kredit Realkreditaktieselskab
Series CC2
2.500%, 10/1/47	DKK	388	61
UniCredit SpA
7.830%, 12/4/23(b)§		$500,000	$552,900

			552,961

Capital Markets (0.9%)
Deutsche Bank AG
4.250%, 10/14/21		350,000	351,642
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.811%, 9/15/20(k)		200,000	202,262
ING Bank NV
2.625%, 12/5/22§		100,000	100,087
UBS AG
(ICE LIBOR USD 3 Month + 0.58%), 3.175%, 6/8/20(k)§		200,000	200,980

			854,971

Consumer Finance (0.1%)
Ally Financial, Inc.
8.000%, 11/1/31		100,000	124,130

Thrifts & Mortgage Finance (0.0%)
Jyske Realkredit A/S
Series 111E
2.500%, 10/1/47	DKK	7,268	1,151
Nykredit Realkredit A/S
Series 01E
2.500%, 10/1/47(m)		7,290	1,155
3.000%, 10/1/47		38,483	6,200
Realkredit Danmark A/S
Series 23S
2.500%, 7/1/47		20,853	3,306

			11,812

Total Financials			1,543,874

Health Care (0.1%)
Pharmaceuticals (0.1%)
Mylan NV
3.750%, 12/15/20		$100,000	100,977

Total Health Care			100,977

Industrials (0.1%)
Trading Companies & Distributors (0.1%)
International Lease Finance Corp.
8.250%, 12/15/20		100,000	107,901

Total Industrials			107,901

Utilities (0.4%)
Electric Utilities (0.2%)
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.930%, 9/3/19(k)		150,000	150,044

Gas Utilities (0.1%)
Dominion Energy Gas Holdings LLC
Series A
(ICE LIBOR USD 3 Month + 0.60%), 3.211%, 6/15/21(k)		100,000	99,791

Multi-Utilities (0.1%)
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 3.061%, 3/15/21(k)		100,000	99,111

Total Utilities			348,946

Total Corporate Bonds			3,277,749

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Foreign Government Securities (61.4%)
Australia Government Bond
1.250%, 2/21/22 TIPS(m)	AUD	1,234,764	$899,274
3.000%, 9/20/25 TIPS(m)		1,403,910	1,163,643
Canada Government Real Return Bond
1.500%, 12/1/44 TIPS	CAD	150,276	140,308
1.250%, 12/1/47 TIPS		433,544	393,521
0.500%, 12/1/50 TIPS		257,048	194,365
Canadian Government Bond
4.250%, 12/1/21 TIPS		2,348,425	1,955,755
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 4/15/30 TIPS(m)	EUR	422,753	566,754
0.100%, 4/15/46 TIPS(m)		43,730	62,987
France Government Bond OAT
1.300%, 7/25/19 TIPS(m)		43,794	49,860
0.100%, 7/25/21 TIPS(m)		549,541	640,415
1.100%, 7/25/22 TIPS(m)		889,880	1,093,334
0.250%, 7/25/24 TIPS(m)		3,104,177	3,801,454
0.100%, 3/1/25 TIPS(m)		678,493	813,479
1.850%, 7/25/27 TIPS(m)		611,674	862,169
0.100%, 3/1/28 TIPS(m)		851,837	1,032,967
0.700%, 7/25/30 TIPS(m)		748,595	985,867
4.750%, 4/25/35(m)(z)		1,000,000	1,809,526
1.750%, 5/25/66(m)		320,000	382,637
Japanese Government CPI Linked Bonds
0.100%, 3/10/26 TIPS	JPY	141,624,000	1,324,425
0.100%, 3/10/27 TIPS		71,018,500	666,706
0.100%, 3/10/28 TIPS		100,548,000	944,377
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,087,137	499,469
Kingdom of Spain
0.550%, 11/30/19 TIPS(m)	EUR	657,158	756,017
1.800%, 11/30/24 TIPS(m)		451,796	585,266
0.650%, 11/30/27 TIPS(m)		1,839,654	2,235,078
1.000%, 11/30/30 TIPS(m)		10,240	12,792
Kingdom of Sweden
0.250%, 6/1/22 TIPS(m)	SEK	700,000	86,487
1.000%, 6/1/25 TIPS		500,000	67,038
0.125%, 6/1/26 TIPS		1,050,000	135,754
New Zealand Government Bond
3.000%, 4/15/20(m)	NZD	100,000	69,096
2.000%, 9/20/25 TIPS(m)		432,560	317,905
2.500%, 9/20/35 TIPS(m)		105,530	86,669
Republic of Argentina
(ARLLMONP + 0.00%), 59.380%, 6/21/20(k)	ARS	5,060,000	128,621
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 50.252%, 4/3/22(k)		200,000	4,520
5.875%, 1/11/28		$100,000	76,619
Republic of Italy
1.650%, 4/23/20 TIPS(m)	EUR	99,435	113,877
0.100%, 5/15/22 TIPS(m)		682,255	763,636
2.600%, 9/15/23 TIPS(m)		245,851	300,105
2.350%, 9/15/24 TIPS(m)		2,642,228	3,190,066
3.100%, 9/15/26 TIPS(m)		652,482	826,325
2.550%, 9/15/41 TIPS(m)		228,395	270,026
Republic of Peru
5.940%, 2/12/29(m)	PEN	400,000	126,567
6.150%, 8/12/32(m)		600,000	189,848
U.K. Treasury Inflation Linked Bonds
1.875%, 11/22/22 TIPS(m)	GBP	697,667	1,067,376
7.285%, 7/17/24 TIPS		52,000	247,273
0.125%, 3/22/26 TIPS(m)		3,069,532	4,756,848
1.250%, 11/22/27 TIPS(m)		1,735,329	3,048,530
8.690%, 7/22/30 TIPS		17,000	83,130
1.250%, 11/22/32 TIPS(m)		1,140,431	2,295,705
0.750%, 3/22/34 TIPS(m)		79,210	154,722
0.125%, 11/22/36 TIPS(m)		282,979	536,477
1.750%, 9/7/37 TIPS(m)(z)		380,000	516,404
0.625%, 3/22/40 TIPS(m)		209,123	453,737
0.125%, 8/10/41 TIPS(m)		212,209	434,449
0.125%, 3/22/44 TIPS(m)		466,952	991,178
0.125%, 3/22/46 TIPS(m)		1,711,455	3,745,552
0.750%, 11/22/47 TIPS(m)		885,365	2,274,484
0.125%, 8/10/48 TIPS(m)		185,375	423,298
0.250%, 3/22/52 TIPS(m)		399,860	1,003,857
1.250%, 11/22/55 TIPS(m)		415,222	1,393,739
0.125%, 11/22/56 TIPS(m)		379,278	1,000,135
0.125%, 3/22/58 TIPS(m)		334,000	895,359
0.375%, 3/22/62 TIPS(m)		94,802	292,869
0.125%, 11/22/65 TIPS(m)		662,857	2,054,829
0.125%, 3/22/68 TIPS(m)		215,338	704,683
United Mexican States
4.500%, 11/22/35 TIPS	MXN	1,878,791	102,099

Total Foreign Government Securities			59,102,337

Mortgage-Backed Securities (8.5%)
FNMA
3.000%, 4/25/49 TBA		$1,000,000	995,391
3.500%, 4/25/49 TBA		3,100,000	3,141,656
4.000%, 4/25/49 TBA		3,900,000	4,010,906

Total Mortgage-Backed Securities			8,147,953

U.S. Treasury Obligations (48.6%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS(z)		5,955,750	6,611,627
2.000%, 1/15/26 TIPS		375,390	413,982
1.750%, 1/15/28 TIPS		1,077,754	1,189,369
2.500%, 1/15/29 TIPS		143,032	169,385
3.875%, 4/15/29 TIPS		139,336	183,943
3.375%, 4/15/32 TIPS		184,353	248,237
2.125%, 2/15/40 TIPS		11,646	14,509
2.125%, 2/15/41 TIPS		310,343	388,838
0.750%, 2/15/42 TIPS		211,652	205,708
0.625%, 2/15/43 TIPS		109,482	102,863
1.375%, 2/15/44 TIPS		1,285,248	1,418,682
0.750%, 2/15/45 TIPS		213,784	205,239
1.000%, 2/15/46 TIPS		1,264,161	1,287,163
0.875%, 2/15/47 TIPS		1,169,966	1,157,014
1.000%, 2/15/48 TIPS(z)		3,675,685	3,750,146

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/20 TIPS		$640,617	$637,529
1.250%, 7/15/20 TIPS		1,604,324	1,627,737
0.125%, 4/15/21 TIPS(z)		6,817,235	6,762,591
0.625%, 7/15/21 TIPS		415,453	419,037
0.125%, 1/15/22 TIPS		77,848	77,199
0.125%, 4/15/22 TIPS(z)		4,198,041	4,153,994
0.125%, 1/15/23 TIPS		1,172,288	1,158,586
0.625%, 4/15/23 TIPS		304,011	306,113
0.625%, 1/15/24 TIPS		1,260,015	1,271,749
0.125%, 7/15/24 TIPS		2,952,323	2,914,381
0.250%, 1/15/25 TIPS		1,649,357	1,631,304
0.375%, 7/15/25 TIPS		1,048,693	1,047,570
0.625%, 1/15/26 TIPS		3,061,493	3,095,002
0.125%, 7/15/26 TIPS		504,053	492,763
0.375%, 1/15/27 TIPS		229,247	227,074
0.500%, 1/15/28 TIPS		1,776,621	1,771,527
0.750%, 7/15/28 TIPS		401,108	409,841
0.875%, 1/15/29 TIPS		1,335,806	1,377,894

Total U.S. Treasury Obligations			46,728,596

Total Long-Term Debt Securities (129.4%) (Cost $119,261,161)			124,462,019

SHORT-TERM INVESTMENTS:
Commercial Paper (0.6%)
Energy Transfer Operating LP
3.31%, 4/22/19(n)(p)		600,000	598,788

Foreign Government Treasury Bills (0.1%)
Argentina Treasury Bills
(314.11)%, 4/12/19(p)	ARS	190,000	4,894
(94.75)%, 5/31/19(p)		40,000	1,099
Federative Republic of Brazil
0.00%, 1/1/20(p)	BRL	535,000	130,056

Total Foreign Government Treasury Bills			136,049

U.S. Government Agency Security (1.5%)
FHLB
2.46%, 5/24/19(o)(p)		$1,400,000	1,394,855

Total Short-Term Investments (2.2%) (Cost $2,136,125)			2,129,692

Total Investments in Securities (131.6%) (Cost $121,397,286)			126,591,711
Other Assets Less Liabilities (-31.6%)			(30,377,135)

Net Assets (100%)			$96,214,576

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $4,648,443 or 4.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2019, the market value of these securities amounted to $552,900 or 0.6% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $52,139,512 or 54.2% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2019.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Glossary:

ARLLMONP — Argentina Blended Policy Rate

ARS — Argentina Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.2%
Australia	2.2
Brazil	0.5
Canada	2.9
Cayman Islands	2.2
Denmark	0.5
France	11.9
Germany	1.0
Italy	6.3
Japan	3.1
Luxembourg	0.2
Mexico	0.1
Netherlands	0.1
New Zealand	0.5
Peru	0.3
Spain	3.7
Sweden	0.3
Switzerland	0.2
United Kingdom	30.3
United States	65.1
Cash and Other	(31.6)

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	51	5/2019	EUR	572	(48)
Euro-Schatz	71	5/2019	EUR	398	(69)
Euro-Bobl	8	6/2019	EUR	1,194,798	10,247
Euro-Bund	74	6/2019	EUR	13,807,800	253,447
U.S. Treasury 5 Year Note	4	6/2019	USD	463,313	(1,522)

					262,055

Short Contracts
Euro-Bund	(16)	4/2019	EUR	(11,396)	(4,352)
Euro-Bund	(3)	5/2019	EUR	(2,524)	(655)
Australia 10 Year Bond	(1)	6/2019	AUD	(98,382)	(2,017)
Australia 3 Year Bond	(12)	6/2019	AUD	(968,299)	(5,521)
Euro-BTP	(13)	6/2019	EUR	(1,888,029)	(38,471)
Euro-Buxl	(8)	6/2019	EUR	(1,719,957)	(85,134)
Euro-OAT	(42)	6/2019	EUR	(7,663,953)	(161,108)
Euro-Schatz	(79)	6/2019	EUR	(9,923,028)	(20,329)
Japan 10 Year Bond	(1)	6/2019	JPY	(1,383,019)	(7,778)
Long Gilt	(1)	6/2019	GBP	(168,498)	(2,743)
U.S. Treasury 10 Year Ultra Note	(2)	6/2019	USD	(265,562)	(5,060)
U.S. Treasury 2 Year Note	(42)	6/2019	USD	(8,949,937)	(31,798)
U.S. Treasury Long Bond	(33)	6/2019	USD	(4,938,656)	(113,471)
U.S. Treasury Ultra Bond	(6)	6/2019	USD	(1,008,000)	(41,147)

					(519,584)

					(257,529)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	534,622	DKK	3,464,394	JPMorgan Chase Bank	4/1/2019	14,083
AUD	2,928,000	USD	2,075,475	Goldman Sachs Bank USA	4/2/2019	3,552
USD	2,093,049	AUD	2,928,000	Goldman Sachs Bank USA	4/2/2019	14,022
USD	130,525	BRL	510,000	Goldman Sachs Bank USA**	4/2/2019	268
USD	2,988,217	CAD	3,932,000	Bank of America	4/2/2019	45,874
USD	129,193	EUR	114,000	Goldman Sachs Bank USA	4/2/2019	1,314
USD	21,612,991	EUR	18,944,257	JPMorgan Chase Bank	4/2/2019	362,271
USD	27,437,031	GBP	20,629,429	Goldman Sachs Bank USA	4/2/2019	568,232
USD	2,392,618	JPY	264,500,000	Barclays Bank plc	4/2/2019	6,080
USD	422,780	NZD	618,000	JPMorgan Chase Bank	4/2/2019	1,922
USD	275,424	SEK	2,535,000	JPMorgan Chase Bank	4/2/2019	2,764
USD	2,759	ARS	119,550	Bank of America**	4/3/2019	2
USD	76,224	ARS	3,302,824	Credit Suisse**	4/3/2019	58
USD	98,698	MXN	1,886,000	Goldman Sachs Bank USA	4/15/2019	1,736
USD	204,309	PEN	677,775	Deutsche Bank AG**	4/16/2019	179
USD	2,779,922	JPY	306,100,000	Bank of America	4/26/2019	12,106
USD	21,068,441	EUR	18,671,257	Bank of America	5/3/2019	68,969
ARS	3,422,374	USD	74,684	Goldman Sachs Bank USA**	5/10/2019	390
RUB	33,992,921	USD	512,482	Credit Suisse**	5/15/2019	2,046
RUB	11,707,148	USD	176,360	Goldman Sachs Bank USA**	5/15/2019	843
USD	98,692	MXN	1,886,000	Barclays Bank plc	5/15/2019	2,210
USD	691,994	KRW	775,724,830	Goldman Sachs Bank USA**	6/19/2019	6,930
USD	91,076	SGD	123,164	Bank of America	6/19/2019	61
USD	523,722	DKK	3,450,000	JPMorgan Chase Bank	7/1/2019	1,066
USD	95,832	MXN	1,886,789	JPMorgan Chase Bank	8/14/2019	673
USD	139,073	BRL	535,000	JPMorgan Chase Bank**	1/3/2020	5,547

Total unrealized appreciation						1,123,198

BRL	510,000	USD	135,595	JPMorgan Chase Bank**	4/2/2019	(5,338)
EUR	117,000	USD	132,339	Barclays Bank plc	4/2/2019	(1,095)
EUR	114,000	USD	129,559	Goldman Sachs Bank USA	4/2/2019	(1,680)
EUR	156,000	USD	176,569	JPMorgan Chase Bank	4/2/2019	(1,576)
GBP	236,000	USD	312,118	Barclays Bank plc	4/2/2019	(4,740)
GBP	305,000	USD	404,274	Goldman Sachs Bank USA	4/2/2019	(7,026)
JPY	306,100,000	USD	2,774,831	Bank of America	4/2/2019	(12,944)
USD	122,532	JPY	13,600,000	Bank of America	4/2/2019	(179)
USD	252,288	JPY	28,000,000	Barclays Bank plc	4/2/2019	(351)
ARS	119,550	USD	3,024	Bank of America**	4/3/2019	(271)
ARS	3,302,824	USD	83,195	Credit Suisse**	4/3/2019	(7,127)
ARS	3,422,374	USD	78,983	Goldman Sachs Bank USA**	4/3/2019	(60)
USD	78,585	ARS	3,422,374	Goldman Sachs Bank USA**	4/3/2019	(236)
MXN	1,886,000	USD	99,154	Barclays Bank plc	4/15/2019	(2,191)
USD	2,076,705	AUD	2,928,000	Goldman Sachs Bank USA	5/3/2019	(3,591)
USD	2,932,917	CAD	3,932,000	Bank of America	5/3/2019	(11,749)
USD	27,070,852	GBP	20,757,429	JPMorgan Chase Bank	5/3/2019	(6,956)
COP	1,416,345,150	USD	452,109	JPMorgan Chase Bank**	6/11/2019	(9,537)
IDR	6,556,391,500	USD	457,625	Goldman Sachs Bank USA**	6/19/2019	(1,838)
USD	454,700	TWD	14,005,991	Bank of America**	6/19/2019	(1,983)
ARS	290,299	USD	6,170	Goldman Sachs Bank USA**	7/10/2019	(300)
MXN	1,886,789	USD	96,059	Barclays Bank plc	8/14/2019	(899)

Total unrealized depreciation						(81,667)

Net unrealized appreciation						1,041,531

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,097,213	$—	$4,097,213
Collateralized Mortgage Obligations	—	3,108,171	—	3,108,171
Corporate Bonds
Communication Services	—	432,718	—	432,718
Consumer Discretionary	—	198,060	—	198,060
Consumer Staples	—	99,696	—	99,696
Energy	—	445,577	—	445,577
Financials	—	1,543,874	—	1,543,874
Health Care	—	100,977	—	100,977
Industrials	—	107,901	—	107,901
Utilities	—	348,946	—	348,946
Foreign Government Securities	—	59,102,337	—	59,102,337
Forward Currency Contracts	—	1,123,198	—	1,123,198
Futures	263,694	—	—	263,694
Mortgage-Backed Securities	—	8,147,953	—	8,147,953
Short-Term Investments
Commercial Paper	—	598,788	—	598,788
Foreign Government Treasury Bills	—	136,049	—	136,049
U.S. Government Agency Security	—	1,394,855	—	1,394,855
U.S. Treasury Obligations	—	46,728,596	—	46,728,596

Total Assets	$263,694	$127,714,909	$—	$127,978,603

Liabilities:
Forward Currency Contracts	$—	$(81,667)	$—	$(81,667)
Futures	(521,223)	—	—	(521,223)

Total Liabilities	$(521,223)	$(81,667)	$—	$(602,890)

Total	$(257,529)	$127,633,242	$—	$127,375,713

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,204,937
Aggregate gross unrealized depreciation	(2,316,318)

Net unrealized appreciation	$4,888,619

Federal income tax cost of investments in securities and derivative instruments, if applicable	$122,487,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.7%)
Argent Mortgage Loan Trust,
Series 2005-W1 A1
2.966%, 5/25/35(l)	$29,429	$27,344
Catamaran CLO Ltd.,
Series 2013-1A AR
3.615%, 1/27/28(l)§	250,000	248,029
C-BASS TRUST,
Series 2006-CB9 A1
2.545%, 11/25/36(l)	2,256	1,388
CIFC Funding Ltd.,
Series 2015-2A AR
3.567%, 4/15/27(l)§	250,000	248,441
CIT Mortgage Loan Trust,
Series 2007-1 1A
3.836%, 10/25/37(l)§	27,676	27,672
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
2.566%, 1/25/37(l)	5,149	3,743
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3 A3
2.736%, 6/25/37(l)	209,733	207,342
Countrywide Asset-Backed Certificates,
Series 2005-15 1AF6
3.896%, 4/25/36(l)	111	111
Series 2006-19 2A3
2.736%, 3/25/37(l)	40,000	35,258
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
3.535%, 5/25/35(l)	25,000	24,415
CSMC Trust,
Series 2017-1
4.500%, 3/25/21(l)	40,371	40,280
Equity One Mortgage Pass-Through Trust,
Series 2004-1 AV2
3.085%, 4/25/34(l)	3,040	2,704
FHLMC Structured Pass-Through Certificates,
Series T-32 A1
2.620%, 8/25/31(l)	1,173	1,147
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
2.955%, 11/25/36(l)	100,000	88,161
Flagship VII Ltd.,
Series 2013-7A A1R
3.881%, 1/20/26(l)§	71,706	71,705
Fremont Home Loan Trust,
Series 2006-C 1A1
2.621%, 10/25/36(l)	47,056	42,945
GSAMP Trust,
Series 2007-FM1 A2A
2.556%, 12/25/36(l)	3,598	2,042
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
2.556%, 7/25/36(l)	22,154	9,741
Jamestown CLO IV Ltd.,
Series 2014-4A A1AR
3.477%, 7/15/26(l)§	134,522	134,010
Jamestown CLO V Ltd.,
Series 2014-5A AR
3.993%, 1/17/27(l)§	240,234	240,238
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)	49,216	35,343
Lehman XS Trust,
Series 2006-7 1A1A
2.646%, 5/25/36(l)	51,406	50,942
Series 2006-8 3A4
5.355%, 6/25/36(e)	19,243	19,704
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
2.566%, 9/25/37(l)	924	529
Series 2007-HE2 A2A
2.606%, 2/25/37(l)	10,852	4,743
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
2.536%, 11/25/36(l)	401	192
Navient Student Loan Trust,
Series 2016-7A A
3.636%, 3/25/66(l)§	145,414	146,680
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
3.191%, 1/25/36(l)	75,000	72,737
OCP CLO Ltd.,
Series 2015-10A A1R
3.585%, 10/26/27(l)§	100,000	99,365
OHA Credit Partners IX Ltd.,
Series 2013-9A A1R
3.771%, 10/20/25(l)§	102,403	102,519
Park Place Securities, Inc.,
Series 2004-WCW2 M3
3.535%, 10/25/34(l)	150,000	148,060
Series 2005-WCW1 M2
2.955%, 9/25/35(l)	121,688	119,697
Series 2005-WHQ4 M2
2.976%, 9/25/35(l)	25,000	24,367
RAAC Trust,
Series 2006-SP3 M1
2.826%, 8/25/36(l)	22,902	22,727
RAMP Trust,
Series 2005-NC1 AI3
2.706%, 10/25/34(l)	1,267	1,262
Renaissance Home Equity Loan Trust,
Series 2002-3 A
3.246%, 12/25/32(l)	2,137	2,113
Saxon Asset Securities Trust,
Series 2007-3 1A
2.796%, 9/25/47(l)	78,471	74,974
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-HE1 A2A
2.545%, 12/25/36(l)	11,846	3,971
SLM Private Education Loan Trust,
Series 2013-B A2A
1.850%, 6/17/30§	24,057	23,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
SLM Student Loan Trust,
Series 2003-5 A5
0.000%, 6/17/24(l)	EUR	11,561	$12,917
Series 2004-2 A5
0.000%, 1/25/24(l)		48,120	53,827
Series 2007-3 A3
2.811%, 4/25/19(l)		$2,391	2,386
Series 2008-9 A
4.271%, 4/25/23(l)		104,051	105,241
SoFi Professional Loan Program LLC,
Series 2017-F A1FX
2.050%, 1/25/41§		99,050	98,457
Soundview Home Loan Trust,
Series 2006-NLC1 A1
2.545%, 11/25/36(l)§		2,020	867
Structured Asset Investment Loan Trust,
Series 2005-10 A1
2.926%, 12/25/35(l)		11,420	11,420
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A
3.989%, 4/25/35(l)		7,415	7,227
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28		11,963	12,583
Venture XX CLO Ltd.,
Series 2015-20A AR
3.607%, 4/15/27(l)§		250,000	248,775
Voya CLO Ltd.,
Series 2014-3A A1R
3.491%, 7/25/26(l)§		186,623	185,759
Z Capital Credit Partners CLO Ltd.,
Series 2015-1A A1R
3.729%, 7/16/27(l)§		100,000	99,490

Total Asset-Backed Securities			3,249,577

Collateralized Mortgage Obligations (4.1%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
2.725%, 7/25/37(l)		39,270	34,781
Alternative Loan Trust,
Series 2005-62 2A1
3.397%, 12/25/35(l)		1,918	1,735
Series 2006-OA11 A1B
2.675%, 9/25/46(l)		117,006	107,647
Series 2006-OA19 A1
2.668%, 2/20/47(l)		14,289	11,533
Series 2006-OC5 2A2B
2.595%, 6/25/46(l)		5,096	4,860
Series 2007-1T1 1A1
6.000%, 3/25/37		155,353	109,923
Series 2007-OA7 A1A
2.666%, 5/25/47(l)		5,813	5,631
American Home Mortgage Investment Trust,
Series 2005-2 4A1
4.185%, 9/25/45(l)		3,481	3,484
Banc of America Funding Trust,
Series 2006-A 1A1
4.668%, 2/20/36(l)		9,117	9,029
Series 2006-G 2A1
2.705%, 7/20/36(l)		1,734	1,725
Series 2006-J 2A1
4.202%, 1/20/47(l)		154,991	147,394
Series 2006-J 4A1
4.660%, 1/20/47(l)		7,116	6,797
Banc of America Mortgage Trust,
Series 2004-J 4A1
4.872%, 11/25/34(l)		600	628
Series 2005-E 2A1
4.363%, 6/25/35(l)		2,173	2,049
Series 2006-A 2A1
4.542%, 2/25/36(l)		9,313	8,671
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.260%, 9/25/35(l)		37,922	31,134
Series 2006-2 23A1
4.263%, 3/25/36(l)		14,608	12,351
Bear Stearns ARM Trust,
Series 2004-10 13A1
4.350%, 1/25/35(l)		7,105	6,992
Series 2005-1 2A1
4.377%, 3/25/35(l)		8,041	8,050
Series 2005-9 A1
4.730%, 10/25/35(l)		15,016	15,199
Series 2006-2 3A2
4.196%, 7/25/36(l)		9,031	8,355
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35		2,261	2,088
Series 2006-6 A4
6.000%, 4/25/36		20,968	16,968
Series 2006-HYB3 3A1B
3.550%, 5/20/36(l)		3,455	3,229
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
4.980%, 3/25/36(l)		12,455	12,454
Series 2007-10 22AA
4.273%, 9/25/37(l)		16,311	15,655
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)		219,315	194,649
CSMC Trust,
Series 2007-4R 1A1
6.353%, 10/26/36(l)§		11,065	9,885
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
2.585%, 10/25/36(l)		333	253
Eurosail-UK 2007-3bl plc,
Series 2007-3X A3A
1.793%, 6/13/45(l)(m)	GBP	62,765	81,162
Series 2007-3X A3C
1.793%, 6/13/45(l)(m)		27,892	35,904
FHLMC,
Series 278 F1
2.934%, 9/15/42 STRIPS(l)		$215,042	215,508
Series 3172 FK

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.934%, 8/15/33(l)	$4,172	$4,175
FHLMC Structured Pass-Through Certificates,
Series T-62 1A1
3.597%, 10/25/44(l)	68,957	69,685
Series T-63 1A1
3.364%, 2/25/45(l)	21,391	21,386
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
4.330%, 6/25/34(l)	5,537	5,503
Series 2006-FA8 1A7
6.000%, 2/25/37	14,660	11,081
First Horizon Mortgage Pass- Through Trust,
Series 2004-AR7 2A2
4.537%, 2/25/35(l)	14,020	14,171
Series 2005-AR3 2A1
4.300%, 8/25/35(l)	7,669	6,304
FNMA,
Series 2003-W8 3F2
2.836%, 5/25/42(l)	1,524	1,532
Series 2004-63 FA
2.635%, 8/25/34(l)	1,099	1,088
Series 2006-30 KF
2.926%, 5/25/36(l)	395	392
Series 2006-5 3A2
4.393%, 5/25/35(l)	7,053	7,412
Series 2007-63 FC
2.836%, 7/25/37(l)	188	188
GNMA,
Series 2017-H10 FB
3.247%, 4/20/67(l)	94,268	95,866
Series 2018-H15 FG
3.030%, 8/20/68(l)	201,572	198,787
Series 2019-20 FE
2.888%, 2/20/49(l)	399,225	398,404
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
3.030%, 11/25/45(l)	8,278	7,170
Series 2006-AR4 A6A
2.666%, 9/25/46(l)	98,371	91,388
GreenPoint MTA Trust,
Series 2005-AR1 A2
2.926%, 6/25/45(l)	7,433	7,125
GSR Mortgage Loan Trust,
Series 2004-12 3A6
4.440%, 12/25/34(l)	9,971	10,027
Series 2005-AR1 1A1
4.808%, 1/25/35(l)	3,570	3,567
Series 2005-AR4 6A1
4.332%, 7/25/35(l)	8,318	8,383
Series 2005-AR6 2A1
4.519%, 9/25/35(l)	7,080	7,215
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
3.042%, 2/19/36(l)	3,284	2,757
Series 2005-2 2A1A
2.922%, 5/19/35(l)	1,943	1,877
Series 2005-9 2A1A
2.828%, 6/20/35(l)	3,251	3,214
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
4.588%, 11/25/35(l)	8,615	8,523
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
3.265%, 5/25/34(l)	846	807
Series 2004-AR11 2A
4.276%, 12/25/34(l)	2,869	2,860
Series 2005-AR14 1A1A
2.765%, 7/25/35(l)	6,726	6,005
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
2.950%, 3/25/36(l)	296,659	284,261
Series 2006-A7 1A4
2.720%, 12/25/36(l)	55,341	51,496
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
4.570%, 2/25/35(l)	5,581	5,559
Series 2005-A6 2A1
4.619%, 8/25/35(l)	6,063	6,108
Series 2005-A6 4A1
4.399%, 9/25/35(l)	1,196	1,181
Series 2005-A6 7A1
4.320%, 8/25/35(l)	5,833	5,630
Series 2007-A1 1A1
4.436%, 7/25/35(l)	6,496	6,623
Series 2007-A1 3A3
4.329%, 7/25/35(l)	7,946	8,133
Series 2008-R2 1A1
3.671%, 7/27/37(l)§	20,289	20,293
JP Morgan Resecuritization Trust,
Series 2009-7 2A1
6.000%, 2/27/37(l)§	1,058	1,056
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
4.467%, 11/21/34(l)	4,414	4,535
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
3.184%, 11/15/31(l)	3,119	3,115
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 4A
2.736%, 11/25/35(l)	843	822
Series 2005-A9 5A1
4.155%, 12/25/35(l)	5,483	5,055
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
4.399%, 6/25/36(l)	8,878	9,081
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
2.924%, 12/15/30(l)	3,727	3,611
NCUA Guaranteed Notes Trust,
Series 2010-R1 1A
2.931%, 10/7/20(l)	34,564	34,631
Series 2010-R3 2A
3.041%, 12/8/20(l)	89,554	89,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D
2.865%, 12/25/35(l)		$296,267	$276,251
RALI Trust,
Series 2005-QO1 A1
2.786%, 8/25/35(l)		3,140	2,788
Residential Asset Securitization Trust,
Series 2005-A5 A3
2.886%, 5/25/35(l)		27,446	23,170
Series 2006-A10 A5
6.500%, 9/25/36		10,758	7,074
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37		8,467	7,876
Sequoia Mortgage Trust,
Series 2007-3 1A1
2.688%, 7/20/36(l)		23,967	22,940
Series 5 A
3.180%, 10/19/26(l)		896	901
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
4.570%, 2/25/34(l)		3,637	3,643
Series 2004-18 5A
4.424%, 12/25/34(l)		1,204	1,189
Series 2004-19 2A1
3.797%, 1/25/35(l)		2,683	2,550
Series 2005-17 3A1
4.291%, 8/25/35(l)		3,287	3,281
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
3.142%, 10/19/34(l)		2,009	1,984
Series 2005-AR5 A1
2.732%, 7/19/35(l)		3,306	3,230
Series 2005-AR5 A2
2.732%, 7/19/35(l)		4,563	4,523
Series 2005-AR5 A3
2.732%, 7/19/35(l)		11,879	11,728
Series 2006-AR3 11A1
2.700%, 4/25/36(l)		10,778	10,049
Series 2006-AR4 2A1
2.680%, 6/25/36(l)		3,568	3,542
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1
0.000%, 10/20/51(l)§	GBP	400,000	520,980
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
3.597%, 11/25/42(l)		$567	544
Series 2005-AR10 3A1
3.646%, 8/25/35(l)		1,032	1,007
Series 2005-AR14 2A1
4.073%, 12/25/35(l)		2,680	2,582
Series 2006-AR3 A1A
3.397%, 2/25/46(l)		3,406	3,396
Series 2006-AR7 3A
2.625%, 7/25/46(l)		15,830	15,495
Series 2007-OA4 1A
3.167%, 5/25/47(l)		7,993	7,439
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S A1
4.618%, 9/25/34(l)		989	1,014

Total Collateralized Mortgage Obligations			3,602,882

Commercial Mortgage-Backed Securities (0.5%)
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§		200,000	203,260
Vornado DP LLC Trust,
Series 2010-VNO A2FX
4.004%, 9/13/28§		200,000	203,457

Total Commercial Mortgage-Backed Securities			406,717

Corporate Bonds (6.0%)
Communication Services (0.6%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
5.200%, 3/15/20		40,000	40,948
(ICE LIBOR USD 3 Month + 0.75%), 3.376%, 6/1/21(k)		100,000	100,390
(ICE LIBOR USD 3 Month + 0.95%), 3.737%, 7/15/21(k)		160,000	161,804
5.150%, 2/15/50		60,000	61,309
5.300%, 8/15/58		20,000	20,235
Telefonica Emisiones SA
5.877%, 7/15/19		10,000	10,086

			394,772

Media (0.2%)
Charter Communications Operating LLC
3.579%, 7/23/20		90,000	90,639
4.464%, 7/23/22		10,000	10,321
Discovery Communications LLC
(ICE LIBOR USD 3 Month + 0.71%), 3.343%, 9/20/19(k)		20,000	20,029
Time Warner Cable LLC
5.000%, 2/1/20		20,000	20,330

			141,319

Total Communication Services			536,091

Consumer Discretionary (0.2%)
Hotels, Restaurants & Leisure (0.2%)
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 3.195%, 10/28/21(k)		200,000	199,946

Total Consumer Discretionary			199,946

Consumer Staples (0.1%)
Tobacco (0.1%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.59%), 3.283%, 8/14/20(k)		120,000	119,635

Total Consumer Staples			119,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 3.183%, 1/10/20(k)	$130,000	$129,928
(ICE LIBOR USD 3 Month + 0.70%), 3.311%, 6/15/20(k)	180,000	180,076
Petrobras Global Finance BV
6.125%, 1/17/22(x)	8,000	8,460
5.299%, 1/27/25	190,000	192,947
5.999%, 1/27/28	20,000	20,223

		531,634

Total Energy		531,634

Financials (2.8%)
Banks (1.1%)
Bank of America Corp.
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28(k)(y)	40,000	40,304
State Bank of India
(ICE LIBOR USD 3 Month + 0.95%), 3.745%, 4/6/20(k)(m)	200,000	200,093
Toronto-Dominion Bank (The)
2.250%, 3/15/21§	200,000	198,532
UniCredit SpA
7.830%, 12/4/23(b)§	500,000	552,899

		991,828

Capital Markets (1.3%)
British Transco International Finance BV
(Zero Coupon), 11/4/21(m)	20,000	18,399
Deutsche Bank AG
4.250%, 10/14/21	400,000	401,877
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.811%, 9/15/20(k)	350,000	353,958
Macquarie Bank Ltd.
(ICE LIBOR USD 3 Month + 0.35%), 3.144%, 4/4/19(k)§	130,000	130,006
UBS AG
(ICE LIBOR USD 3 Month + 0.58%), 3.175%, 6/8/20(k)§	200,000	200,979

		1,105,219

Consumer Finance (0.4%)
Ally Financial, Inc.
3.750%, 11/18/19	10,000	10,025
General Motors Financial Co., Inc.
2.350%, 10/4/19	10,000	9,960
John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.29%), 2.897%, 6/22/20(k)	260,000	260,550
Navient Corp.
4.875%, 6/17/19	7,000	7,009
8.000%, 3/25/20	60,000	62,328

		349,872

Diversified Financial Services (0.0%)
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 0.38%), 3.178%, 6/30/21(k)	40,000	40,004

Total Financials		2,486,923

Health Care (0.2%)
Health Care Providers & Services (0.1%)
Allergan Sales LLC
5.000%, 12/15/21§	60,000	62,784

Pharmaceuticals (0.1%)
Allergan Funding SCS
3.000%, 3/12/20	40,000	39,973
Allergan, Inc.
3.375%, 9/15/20	40,000	40,218

		80,191

Total Health Care		142,975

Industrials (0.4%)
Aerospace & Defense (0.2%)
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 3.247%, 11/10/20(k)	130,000	129,143

Road & Rail (0.0%)
ERAC USA Finance LLC
5.250%, 10/1/20§	10,000	10,323
4.500%, 8/16/21§	20,000	20,594

		30,917

Trading Companies & Distributors (0.2%)
International Lease Finance Corp.
5.875%, 4/1/19	20,000	20,000
6.250%, 5/15/19	20,000	20,075
8.250%, 12/15/20	90,000	97,111

		137,186

Total Industrials		297,246

Information Technology (0.0%)
Software (0.0%)
VMware, Inc.
3.900%, 8/21/27	10,000	9,600

Technology Hardware, Storage & Peripherals (0.0%)
EMC Corp.
2.650%, 6/1/20	10,000	9,925

Total Information Technology		19,525

Real Estate (0.3%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp. (REIT)
2.800%, 6/1/20	10,000	9,995
Unibail-Rodamco SE (REIT)
(ICE LIBOR USD 3 Month + 0.77%), 3.549%, 4/16/19(k)(m)	200,000	200,055

		210,050

Total Real Estate		210,050

Utilities (0.8%)
Electric Utilities (0.5%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 3.193%, 5/14/21(b)(k)§	210,000	210,258
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.930%, 9/3/19(k)	130,000	130,037
(ICE LIBOR USD 3 Month + 0.40%), 3.029%, 8/21/20(k)	130,000	129,713

		470,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Gas Utilities (0.1%)
Dominion Energy Gas Holdings LLC
Series A
(ICE LIBOR USD 3 Month + 0.60%), 3.211%, 6/15/21(k)		$100,000	$99,791

Independent Power and Renewable Electricity Producers (0.1%)
Southern Power Co.
(ICE LIBOR USD 3 Month + 0.55%), 3.183%, 12/20/20(k)§		60,000	59,603

Multi-Utilities (0.1%)
Consolidated Edison Co. of New York, Inc.
Series C
(ICE LIBOR USD 3 Month + 0.40%), 3.002%, 6/25/21(k)		20,000	19,979
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 3.061%, 3/15/21(k)		50,000	49,555

			69,534

Total Utilities			698,936

Total Corporate Bonds			5,242,961

Foreign Government Securities (5.9%)
Australia Government Bond
1.250%, 2/21/22 TIPS(m)	AUD	251,526	183,185
3.000%, 9/20/25 TIPS(m)		406,395	336,844
Autonomous Community of Catalonia
4.950%, 2/11/20(x)	EUR	40,000	46,385
Canada Government Real Return Bond
4.250%, 12/1/26 TIPS	CAD	213,016	210,283
France Government Bond OAT
0.250%, 7/25/24 TIPS(m)	EUR	416,668	510,262
1.850%, 7/25/27 TIPS(m)		109,619	154,511
Kingdom of Saudi Arabia
4.000%, 4/17/25§		$200,000	203,950
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	248,722	182,795
3.000%, 9/20/30 TIPS(m)		557,388	464,456
Republic of Argentina
6.875%, 1/26/27		$170,000	137,360
5.875%, 1/11/28		70,000	53,634
Republic of Italy
1.650%, 4/23/20 TIPS(m)	EUR	39,774	45,551
2.100%, 9/15/21 TIPS(m)		166,644	198,743
2.350%, 9/15/24 TIPS(m)		185,492	223,952
Republic of Peru
5.940%, 2/12/29§	PEN	200,000	63,283
U.K. Treasury Inflation Linked Bonds
1.875%, 11/22/22 TIPS(m)	GBP	68,804	105,264
0.125%, 3/22/26 TIPS(m)		657,522	1,018,961
0.125%, 8/10/28 TIPS(m)		537,150	879,284
0.125%, 11/22/65 TIPS(m)		32,600	101,057
United Mexican States
7.750%, 5/29/31	MXN	1,980,000	98,706

Total Foreign Government Securities			5,218,466

Mortgage-Backed Securities (9.4%)
FNMA
3.500%, 5/25/49 TBA		$4,700,000	4,759,668
4.000%, 5/25/49 TBA		3,400,000	3,493,765

Total Mortgage-Backed Securities			8,253,433

Municipal Bond (0.0%)
Tobacco Settlement Finance Authority of West Virginia,
Series A
7.467%, 6/1/47		20,000	19,955

Total Municipal Bond			19,955

U.S. Treasury Obligations (97.5%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		3,445,255	3,824,663
2.000%, 1/15/26 TIPS(z)		1,724,766	1,902,080
2.375%, 1/15/27 TIPS		661,530	755,886
1.750%, 1/15/28 TIPS(z)		2,691,382	2,970,109
3.625%, 4/15/28 TIPS		1,400,652	1,776,924
2.500%, 1/15/29 TIPS(z)		1,770,309	2,096,488
3.875%, 4/15/29 TIPS		2,771,400	3,658,637
3.375%, 4/15/32 TIPS		411,249	553,760
2.125%, 2/15/40 TIPS		1,479,017	1,842,647
2.125%, 2/15/41 TIPS		160,919	201,620
0.750%, 2/15/42 TIPS		490,142	476,376
0.625%, 2/15/43 TIPS		164,223	154,294
1.375%, 2/15/44 TIPS(z)		2,343,687	2,587,009
0.750%, 2/15/45 TIPS		2,073,705	1,990,821
1.000%, 2/15/46 TIPS		1,030,450	1,049,200
0.875%, 2/15/47 TIPS		1,334,720	1,319,944
1.000%, 2/15/48 TIPS(z)		2,786,620	2,843,071
U.S. Treasury Inflation Linked Notes
1.375%, 1/15/20 TIPS(z)		2,863,465	2,886,797
1.250%, 7/15/20 TIPS		657,888	667,489
1.125%, 1/15/21 TIPS		172,601	174,759
0.125%, 4/15/21 TIPS		1,253,207	1,243,162
0.625%, 7/15/21 TIPS		44,672	45,058
0.125%, 1/15/22 TIPS		845,211	838,159
0.125%, 4/15/22 TIPS(z)		10,546,854	10,436,194
0.125%, 7/15/22 TIPS(z)		1,795,111	1,785,224
0.125%, 1/15/23 TIPS		806,970	797,539
0.625%, 4/15/23 TIPS		415,482	418,354
0.375%, 7/15/23 TIPS(z)		2,390,380	2,395,553
0.625%, 1/15/24 TIPS		582,541	587,966
0.125%, 7/15/24 TIPS		869,266	858,094
0.250%, 1/15/25 TIPS(z)		3,411,363	3,374,025
0.375%, 7/15/25 TIPS		1,528,459	1,526,823
0.625%, 1/15/26 TIPS(z)		21,843,591	22,082,676
0.125%, 7/15/26 TIPS(z)		1,281,134	1,252,439
0.375%, 1/15/27 TIPS		521,015	516,078
0.375%, 7/15/27 TIPS		133,770	132,696
0.500%, 1/15/28 TIPS		2,347,058	2,340,329
0.750%, 7/15/28 TIPS		260,720	266,397
0.875%, 1/15/29 TIPS		697,809	719,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
U.S. Treasury Notes
2.750%, 2/15/24		$30,000	$30,686

Total U.S. Treasury Obligations			85,379,821

Total Long-Term Debt Securities (127.1%) (Cost $107,782,350)			111,373,812

SHORT-TERM INVESTMENTS:
Commercial Paper (0.6%)
Energy Transfer Operating LP
3.31%, 4/22/19(n)(p)		500,000	498,990

Foreign Government Treasury Bills (1.4%)
Japan Treasury Bills
(0.11)%, 5/13/19(p)	JPY	140,000,000	1,263,353

Repurchase Agreement (0.1%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $51,809, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $52,834.(xx)		$51,798	51,798

U.S. Government Agency Security (4.8%)
FHLB
2.63%, 4/10/19(o)(p)		4,200,000	4,196,931

Total Short-Term Investments (6.9%) (Cost $6,027,142)			6,011,072

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.1%)
Future Interest Rate Options (0.1%)
Morgan Stanley 2 years, February 2020 @ 2.50% v. 3 Month LIBOR*		5,800,000	44,070
Morgan Stanley 2 years, February 2020 @ 2.50% v. 3 Month LIBOR*		5,700,000	43,390

Total Options Purchased (0.1%) (Cost $48,865)			87,460

Total Investments in Securities (134.1%) (Cost $113,858,357)			117,472,344
Other Assets Less Liabilities (-34.1%)			(29,857,907)

Net Assets (100%)			$87,614,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $4,648,136 or 5.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2019, the market value of these securities amounted to $763,157 or 0.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $4,940,478 or 5.6% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2019.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)	At March 31, 2019, the Portfolio had loaned securities with a total value of $49,584. This was collateralized by cash of $51,798 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2019.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CDX — Credit Default Swap Index

CLO — Collateralized Loan Obligation

COP — Colombian Peso

EUR — European Currency Unit

FCPIX — France CPI Ex Tobacco

FRCPI — France Consumer Price Index

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

HICPxT — Harmonised Index of Consumer Prices ex Tobacco

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MRFC — Mellon Residential Funding Corp.

MXN — Mexican Peso

NCUA — National Credit Union Administration

NZD — New Zealand Dollar

PEN — Peruvian Sol

RUB — Russian Ruble

STRIPS —

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

UKRPI — United Kingdom Retail Price Index

USCPI — United States Consumer Price Index

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	30	6/2019	EUR	4,480,494	31,008
Euro-Bund	16	6/2019	EUR	2,985,470	42,839
U.S. Treasury 10 Year Note	64	6/2019	USD	7,950,000	118,914
U.S. Treasury 2 Year Note	17	6/2019	USD	3,622,594	8,280
U.S. Treasury Ultra Bond	5	6/2019	USD	840,000	27,572

					228,613

Short Contracts
Euro-Bund	(3)	5/2019	EUR	(2,524)	(655)
Euro-BTP	(14)	6/2019	EUR	(2,033,262)	(41,387)
Euro-Buxl	(7)	6/2019	EUR	(1,504,962)	(74,492)
Euro-OAT	(11)	6/2019	EUR	(2,007,226)	(48,468)
Long Gilt	(16)	6/2019	GBP	(2,695,967)	(43,885)
U.S. Treasury 10 Year Ultra Note	(43)	6/2019	USD	(5,709,594)	(108,781)
U.S. Treasury 5 Year Note	(22)	6/2019	USD	(2,548,219)	(26,841)
U.S. Treasury Long Bond	(32)	6/2019	USD	(4,789,000)	(110,032)

					(454,541)

					(225,928)

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	73,377	MXN	1,402,000	Bank of America	4/15/2019	1,298
USD	1,295,912	JPY	140,000,000	Bank of America	5/13/2019	28,339
RUB	42,682,641	USD	642,975	Morgan Stanley**	5/15/2019	3,083
USD	200,854	CAD	267,000	Citibank NA	5/15/2019	838
USD	605,367	EUR	535,000	Citibank NA	5/15/2019	3,012
USD	1,161,272	EUR	1,022,000	JPMorgan Chase Bank	5/15/2019	10,605
USD	57,697	GBP	44,000	Bank of America	5/15/2019	264
USD	898,489	GBP	675,000	Citibank NA	5/15/2019	17,412
USD	23,669	JPY	2,600,000	Citibank NA	5/15/2019	125
USD	73,365	MXN	1,402,000	Barclays Bank plc	5/15/2019	1,643
USD	624,840	NZD	915,000	Goldman Sachs Bank USA	5/15/2019	1,212
USD	392,621	KRW	440,128,036	Goldman Sachs Bank USA**	6/19/2019	3,932
USD	25,573	MXN	506,000	Citibank NA	8/14/2019	53
USD	97,228	MXN	1,917,000	HSBC Bank plc	8/14/2019	545

Total unrealized appreciation						72,361

MXN	1,402,000	USD	73,708	Barclays Bank plc	4/15/2019	(1,629)
GBP	206,000	USD	273,183	Citibank NA	5/15/2019	(4,291)
USD	512,048	AUD	722,000	Morgan Stanley	5/15/2019	(1,038)
USD	1,648,200	GBP	1,274,000	Barclays Bank plc	5/15/2019	(14,752)
USD	258,316	RUB	17,168,581	Citibank NA**	5/15/2019	(1,553)
COP	1,334,800,300	USD	426,819	Citibank NA**	6/11/2019	(9,727)
IDR	6,072,520,400	USD	423,852	Goldman Sachs Bank USA**	6/19/2019	(1,702)
USD	434,178	TWD	13,371,776	Citibank NA**	6/19/2019	(1,825)
MXN	506,000	USD	25,767	Citibank NA	6/26/2019	(54)
USD	25,693	MXN	506,000	Barclays Bank plc	6/26/2019	(20)
MXN	1,917,000	USD	97,586	Citibank NA	8/14/2019	(903)

Total unrealized depreciation						(37,494)

Net unrealized appreciation						34,867

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Written Call Options Contracts as of March 31, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month LIBOR	Exchange Traded	2,500,000	USD	(2,500,000)	USD	2.52	2/24/2025	(44,384)
3 Month LIBOR	Exchange Traded	2,400,000	USD	(2,400,000)	USD	2.53	2/25/2025	(43,106)
U.S. Treasury 10 Year Note	Exchange Traded	6	USD	(600,000)	USD	125.00	4/26/2019	(1,500)

								(88,990)

Written Put Options Contracts as of March 31, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
CDX North America Investment Grade 31-V1	Exchange Traded	200,000	USD	(200,000)	USD	0.01	4/17/2019	(2)
CDX North America Investment Grade 31-V1	Exchange Traded	200,000	USD	(200,000)	USD	0.01	4/17/2019	(1)
CDX North America Investment Grade 31-V1	Exchange Traded	200,000	USD	(200,000)	USD	0.01	5/15/2019	(12)
CDX North America Investment Grade 31-V1	Exchange Traded	400,000	USD	(400,000)	USD	0.01	4/17/2019	0
CDX North America Investment Grade 31-V1	Exchange Traded	200,000	USD	(200,000)	USD	0.01	4/17/2019	0
CDX North America Investment Grade 31-V1	Exchange Traded	200,000	USD	(200,000)	USD	0.01	5/15/2019	(5)
CDX North America Investment Grade 31-V1	Exchange Traded	200,000	USD	(200,000)	USD	0.02	9/18/2019	(4)
iTraxx Europe Series 30 Version 1	Exchange Traded	100,000	EUR	(100,000)	EUR	0.02	9/18/2019	(3)

								(27)

Total Written Options Contracts (Premiums Received ($52,613))								(89,017)

OTC Credit default swap contracts outstanding - buy protection as of March 31, 2019 (Note 1):

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
United Mexican States	1.00	Quarterly	Barclays Capital, Inc.	12/20/2023	1.09	USD	500,000	4,477	(2,586)	1,891
United Mexican States	1.00	Quarterly	Bank of America	12/20/2023	1.09	USD	200,000	2,035	(1,279)	756
United Mexican States	1.00	Quarterly	HSBC Bank USA	12/20/2023	1.09	USD	200,000	2,024	(1,268)	756

								8,536	(5,133)	3,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of March 31, 2019 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
FCPIX at termination	1.52% at termination	Pay	10/15/2028	EUR	1,220,000	63,781	63,781
FRCPI at termination	1.17% at termination	Pay	3/15/2024	EUR	700,000	7,715	9,570
HICPxT at termination	1.17% at termination	Pay	3/15/2024	EUR	3,000,000	31,186	31,186
HICPxT at termination	1.17% at termination	Pay	3/15/2024	EUR	100,000	981	1,040
HICPxT at termination	1.17% at termination	Pay	3/15/2024	EUR	100,000	707	1,020
HICPxT at termination	1.80% at termination	Pay	11/15/2038	EUR	130,000	12,642	12,642
HICPxT at termination	1.57% at termination	Pay	3/15/2039	EUR	100,000	3,195	3,195
HICPxT at termination	1.93% at termination	Pay	10/15/2048	EUR	220,000	32,623	32,623
HICPxT at termination	1.95% at termination	Pay	11/15/2048	EUR	20,000	3,101	3,101
HICPxT at termination	1.95% at termination	Pay	11/15/2048	EUR	70,000	10,772	11,008
UKRPI at termination	3.58% at termination	Pay	11/15/2028	GBP	340,000	7,932	7,932
UKRPI at termination	3.59% at termination	Pay	11/15/2028	GBP	160,000	4,106	4,106
UKRPI at termination	3.60% at termination	Pay	11/15/2028	GBP	80,000	2,087	2,087
UKRPI at termination	3.55% at termination	Pay	10/15/2033	GBP	1,160,000	23,535	23,535

						204,363	206,826

FCPIX at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	(3,600)	(3,807)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	3,000,000	(16,316)	(16,316)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(544)	(544)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(574)	(544)
HICPxT at termination	1.09% at termination	Receive	1/15/2024	EUR	90,000	(888)	(836)
HICPxT at termination	1.09% at termination	Receive	1/15/2024	EUR	500,000	(5,214)	(4,644)
HICPxT at termination	1.09% at termination	Receive	1/15/2024	EUR	250,000	(2,322)	(2,322)
USCPI at termination	1.96% at termination	Receive	3/20/2020	USD	200,000	(220)	(220)
USCPI at termination	1.96% at termination	Receive	3/20/2020	USD	100,000	(110)	(110)
USCPI at termination	1.72% at termination	Receive	7/15/2020	USD	400,000	(302)	(302)
USCPI at termination	1.88% at termination	Receive	3/14/2021	USD	100,000	(88)	(88)
USCPI at termination	1.93% at termination	Receive	3/18/2021	USD	300,000	(518)	(518)
USCPI at termination	2.00% at termination	Receive	3/22/2021	USD	4,490,000	(13,190)	(13,190)

						(43,886)	(43,441)

						160,477	163,385

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2019 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments(Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month LIBOR Quarterly	3.00 semi-annually	Receive	12/19/2048	USD	1,150,000	65,604	(175,551)	(109,947)
3 month LIBOR Quarterly	3.13 semi-annually	Receive	9/13/2028	USD	5,500,000	39,739	(187,652)	(147,913)
6 month LIBOR Semi- Annual	0.38 semi-annually	Receive	6/18/2028	JPY	130,000,000	(27,960)	(7,170)	(35,130)
6 month LIBOR Semi- Annual	1.50 semi-annually	Receive	9/18/2049	GBP	300,000	(2,695)	(11,457)	(14,152)

						74,688	(381,830)	(307,142)

						74,688	(381,830)	(307,142)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

(1)	Value of floating rate index at March 31, 2019 was as follows:

Floating Rate Index	Value
FRCPI EUR	1.11%
FCPIX EUR	1.03%
HICPxT EUR	1.49%
UKRPI GBP	1.80%
USCPI USD	1.90%
3 Month LIBOR USD	2.60%
6 Month LIBOR GBP	0.95%
6 Month LIBOR JPY	0.00%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,249,577	$—	$3,249,577
Centrally Cleared Inflation-linked Swaps	—	204,363	—	204,363
Collateralized Mortgage Obligations	—	3,602,882	—	3,602,882
Commercial Mortgage-Backed Securities	—	406,717	—	406,717
Corporate Bonds
Communication Services	—	536,091	—	536,091
Consumer Discretionary	—	199,946	—	199,946
Consumer Staples	—	119,635	—	119,635
Energy	—	531,634	—	531,634
Financials	—	2,486,923	—	2,486,923
Health Care	—	142,975	—	142,975
Industrials	—	297,246	—	297,246
Information Technology	—	19,525	—	19,525
Real Estate	—	210,050	—	210,050
Utilities	—	698,936	—	698,936
Foreign Government Securities	—	5,218,466	—	5,218,466
Forward Currency Contracts	—	72,361	—	72,361
Futures	228,613	—	—	228,613
Mortgage-Backed Security	—	8,253,433	—	8,253,433
Municipal Bond	—	19,955	—	19,955
Options Purchased
Put Options Purchased	—	87,460	—	87,460
Short-Term Investments
Commercial Paper	—	498,990	—	498,990
Foreign Government Treasury Bills	—	1,263,353	—	1,263,353
Repurchase Agreement	—	51,798	—	51,798
U.S. Government Agency Security	—	4,196,931	—	4,196,931
U.S. Treasury Obligations	—	85,379,821	—	85,379,821

Total Assets	$228,613	$117,749,068	$—	$117,977,681

Liabilities:
Centrally Cleared Inflation-linked Swaps	—	(43,886)	—	(43,886)
Centrally Cleared Interest Rate Swaps	—	(381,830)	—	(381,830)
Forward Currency Contracts	—	(37,494)	—	(37,494)
Futures	(454,541)	—	—	(454,541)
Options Written
Call Options Written	(1,500)	(87,490)	—	(88,990)
Put Options Written	—	(27)	—	(27)
OTC Credit Default Swaps	—	(5,133)	—	(5,133)

Total Liabilities	$(456,041)	$(555,860)	$—	$(1,011,901)

Total	$(227,428)	$117,193,208	$—	$116,965,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,255,360
Aggregate gross unrealized depreciation	(1,055,186)

Net unrealized appreciation	$3,200,174

Federal income tax cost of investments in securities and derivative instruments, if applicable	$113,851,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (12.9%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4
2.746%, 9/25/36(l)	$306,002	$293,138
Series 2007-1 A3
2.616%, 2/25/37(l)	18,516	18,443
Allegro CLO I Ltd.,
Series 2013-1A A1R
3.971%, 1/30/26(l)§	174,510	174,515
Ally Master Owner Trust,
Series 2018-3 A
2.804%, 7/15/22(l)	800,000	799,787
American Airlines Pass-Through Trust,
Series 2016-3 A
3.250%, 10/15/28	184,314	177,347
Series 2016-3 AA
3.000%, 10/15/28	276,652	266,249
American Express Credit Account Master Trust,
Series 2017-4 A
1.640%, 12/15/21	1,100,000	1,098,663
Ameriquest Mortgage Securities, Inc.,
Series 2005-R9 M1
2.955%, 11/25/35(l)	400,000	393,551
Argent Securities Trust,
Series 2006-M1 A2C
2.635%, 7/25/36(l)	762,779	322,120
Series 2006-W2 A2B
2.675%, 3/25/36(l)	266,800	171,030
Atrium XII,
Series 12A AR
3.591%, 4/22/27(l)§	700,000	695,778
Avery Point IV CLO Ltd.,
Series 2014-1A AR
3.871%, 4/25/26(l)§	344,640	344,643
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
2.646%, 8/25/36(l)	39,860	47,473
Series 2006-HE9 1A2
2.635%, 11/25/36(l)	353,869	338,654
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2
3.611%, 2/25/35(l)	274,355	275,223
Capital Auto Receivables Asset Trust,
Series 2018-1 A2B
2.658%, 10/20/20(l)§	230,422	230,419
CARDS II Trust,
Series 2017-2A A
2.744%, 10/17/22(l)§	800,000	800,086
Series 2018-1A A
2.834%, 4/17/23(l)§	700,000	700,246
Series 2018-2A A
3.047%, 4/17/23§	700,000	702,009
C-BASS TRUST,
Series 2006-CB9 A1
2.545%, 11/25/36(l)	15,785	9,713
Cent CLO 24 Ltd.,
Series 2015-24A A1R
3.857%, 10/15/26(l)§	700,000	698,401
Chase Issuance Trust,
Series 2017-A1 A
2.784%, 1/15/22(l)	600,000	600,806
Chesapeake Funding II LLC,
Series 2018-2A A1
3.230%, 8/15/30§	583,189	587,477
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
6.750%, 5/25/36(e)	170,203	123,151
Series 2006-WMC1 A2D
3.106%, 12/25/35(l)	21,719	21,314
Countrywide Asset-Backed Certificates,
Series 2004-2 M1
3.236%, 5/25/34(l)	85,609	85,320
Series 2006-12 2A2
2.635%, 7/25/36(l)	86,966	86,536
Series 2006-13 3AV2
2.635%, 1/25/37(l)	28,718	28,424
Series 2006-2 M1
2.886%, 6/25/36(l)	300,000	295,441
Series 2006-21 2A4
2.716%, 5/25/37(l)	300,000	283,371
Series 2006-24 1A
2.626%, 6/25/47(l)	141,095	126,847
Series 2006-26 2A3
2.656%, 6/25/37(l)	110,177	109,584
CSMC Trust,
Series 2017-1
4.500%, 3/25/21(l)	363,339	362,517
CWABS Asset-Backed Certificates Trust,
Series 2007-12 2A3
3.286%, 8/25/47(l)	52,993	51,702
EMC Mortgage Loan Trust,
Series 2001-A A
3.230%, 5/25/40(l)§	4,557	4,398
FFMLT Trust,
Series 2005-FF8 M1
3.220%, 9/25/35(l)	23,540	23,492
Figueroa CLO Ltd.,
Series 2013-2A A1RR
3.483%, 6/20/27(l)§	700,000	696,741
Series 2014-1A AR
3.687%, 1/15/27(l)§	700,000	697,307
Flagship Credit Auto Trust,
Series 2017-2 A
1.850%, 7/15/21§	58,629	58,462
Ford Credit Floorplan Master Owner Trust A,
Series 2018-1 A2
2.764%, 5/15/23(l)	1,200,000	1,198,745
Fremont Home Loan Trust,
Series 2005-D M1
2.896%, 11/25/35(l)	300,000	271,245
Series 2006-E 2A1
2.545%, 1/25/37(l)	2,728	1,505
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)	378,600	243,729
GSAMP Trust,
Series 2006-NC2 A2B
2.576%, 6/25/36(l)	174,467	115,916
GSPA Monetization Trust,
6.422%, 10/9/29 (b)§	322,128	368,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Halcyon Loan Advisors Funding Ltd.,
Series 2014-3A AR
3.861%, 10/22/25(l)§		$707,917	$707,646
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
2.716%, 4/25/37(l)		800,000	733,378
Hyundai Auto Lease Securitization Trust,
Series 2017-B A2B
2.769%, 12/16/19(l)§		3,255	3,255
Jamestown CLO VII Ltd.,
Series 2015-7A A1R
3.601%, 7/25/27(l)§		300,000	298,500
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
3.623%, 1/17/28(l)§		900,000	894,541
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
2.896%, 10/25/35(l)		300,000	291,938
Series 2006-FRE1 M1
2.876%, 5/25/35(l)		200,000	195,562
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
2.746%, 3/25/37(l)		100,000	97,078
Lehman XS Trust,
Series 2006-8 2A1
2.666%, 6/25/36(l)		110,578	97,836
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
3.619%, 5/15/28(l)§		700,000	700,319
LP Credit Card ABS Master Trust,
Series 2018-1 A
4.053%, 8/20/24(l)§		751,943	750,250
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4
3.066%, 12/25/35(l)		199,414	197,805
Series 2006-FRE2 A5
2.725%, 3/25/36(l)		243,551	178,078
Monarch Grove CLO Ltd.,
Series 2018-1A A1
3.651%, 1/25/28(l)§		400,000	397,240
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
2.736%, 8/25/36(l)		606,812	386,439
Series 2006-WMC2 A2C
2.635%, 7/25/36(l)		311,944	159,039
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
3.980%, 4/18/25(l)§		340,085	340,094
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
2.725%, 11/25/36(l)		128,848	57,282
OCP CLO Ltd.,
Series 2015-9A A1R
3.587%, 7/15/27(l)§		500,000	496,964
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§		700,000	707,768
Option One Mortgage Loan Trust,
Series 2005-4 M2
2.945%, 11/25/35(l)		600,000	581,849
Series 2007-5 1A1
2.706%, 5/25/37(l)		505,306	347,776
Series 2007-CP1 1A1
2.626%, 3/25/37(l)		273,957	244,401
OSCAR US Funding Trust VIII LLC,
Series 2018-1A A2A
2.910%, 4/12/21§		120,144	120,036
Palmer Square CLO Ltd.,
Series 2018-3A A1
3.534%, 8/15/26(l)§		534,305	531,755
RAAC Trust,
Series 2006-SP2 M1
2.826%, 2/25/36(l)		81,398	80,063
RAMP Trust,
Series 2005-RS4 M5
3.166%, 4/25/35(l)		300,000	297,017
RASC Trust,
Series 2005-EMX5 A3
3.146%, 12/25/35(l)		218,875	176,745
Series 2006-EMX2 M1
2.886%, 2/25/36(l)		300,000	295,391
Series 2006-EMX4 A3
2.646%, 6/25/36(l)		23,048	22,983
Series 2006-KS7 A4
2.725%, 9/25/36(l)		361,586	357,992
Series 2007-KS3 AI3
2.736%, 4/25/37(l)		139,200	136,278
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)		549,369	286,848
Santander Retail Auto Lease Trust,
Series 2018-A A2A
2.710%, 10/20/20§		375,968	375,868
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
2.616%, 5/25/37(l)		53,467	41,185
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
2.756%, 2/25/36(l)		85,143	56,520
SLM Student Loan Trust,
Series 2003-10A A3
3.081%, 12/15/27(l)§		435,567	435,630
Series 2003-11 A6
3.161%, 12/15/25(l)§		558,629	561,357
Series 2003-2 A5
0.000%, 12/15/23(l)	EUR	57,334	64,202
SMB Private Education Loan Trust,
Series 2018-A A1
2.834%, 3/16/26(l)§		$312,342	312,200
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§		599,873	599,168

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
3.386%, 10/25/37(l)		$851,378	$720,656
Series 2007-WMC1 3A1
2.595%, 2/25/37(l)		85,692	32,720
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
2.635%, 11/25/37(l)		750,636	519,738
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
2.936%, 5/25/37(l)§		300,000	284,137
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
3.923%, 1/17/26(l)§		294,373	294,372
Series 2013-1A A2R
3.943%, 1/17/26(l)§		294,373	293,121
Symphony CLO XII Ltd.,
Series 2013-12A AR
3.817%, 10/15/25(l)§		614,091	614,082
Telos CLO Ltd.,
Series 2014-6A A1R
4.043%, 1/17/27(l)§		400,000	400,016
Upstart Securitization Trust,
Series 2018-1 B
3.887%, 8/20/25§		196,810	197,132
VB-S1 Issuer LLC,
Series 2016-1A F
6.901%, 6/15/46§		100,000	103,515
Venture XVI CLO Ltd.,
Series 2014-16A ARR
3.637%, 1/15/28(l)§		400,000	396,904
Venture XX CLO Ltd.,
Series 2015-20A AR
3.607%, 4/15/27(l)§		500,000	497,550
Voya CLO Ltd.,
Series 2014-3A A1R
3.491%, 7/25/26(l)§		223,947	222,910
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
2.736%, 4/25/37(l)		272,140	144,459
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-3 M4
3.371%, 11/25/35(l)		100,000	99,954
Westlake Automobile Receivables Trust,
Series 2018-3A A2A
2.980%, 1/18/22§		400,000	400,482

Total Asset-Backed Securities			33,838,518

Collateralized Mortgage Obligations (6.3%)
Alba plc,
Series 2007-1 A3
1.016%, 3/17/39(l)(m)	GBP	466,074	572,301
Alternative Loan Trust,
Series 2005-32T1 A3
3.485%, 8/25/35(l)		145,420	100,860
Series 2006-45T1 1A16
6.000%, 2/25/37		326,734	231,956
Series 2006-OA11 A1B
2.675%, 9/25/46(l)		671,511	617,802
Series 2006-OA12 A1B
2.678%, 9/20/46(l)		285,455	241,753
Series 2006-OA3 1A1
2.685%, 5/25/36(l)		53,976	47,348
American Home Mortgage Investment Trust,
Series 2004-4 4A
4.685%, 2/25/45(l)		15,555	15,768
Series 2006-2 3A2
6.700%, 6/25/36(e)		500,569	179,266
Banc of America Funding Trust,
Series 2005-D A1
4.633%, 5/25/35(l)		16,937	17,701
Series 2007-2 1A2
6.000%, 3/25/37		132,076	116,114
Banc of America Mortgage Trust,
Series 2003-D 2A4
4.473%, 5/25/33(l)		17,926	18,355
Series 2005-B 2A1
4.693%, 3/25/35(l)		150,007	146,615
BCAP LLC Trust,
Series 2007-AA2 12A1
2.696%, 5/25/47(l)		135,384	123,366
Series 2011-RR5 12A1
4.917%, 3/26/37(e)§		43,493	43,442
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
4.568%, 5/25/35(l)		49,162	49,452
Series 2005-7 22A1
4.260%, 9/25/35(l)		35,552	29,188
Series 2006-3 35A1
4.266%, 5/25/36(l)		87,411	62,455
Bear Stearns ARM Trust,
Series 2002-11 1A1
4.734%, 2/25/33(l)		285	287
Series 2002-11 1A2
4.439%, 2/25/33(l)		562	522
Series 2003-1 6A1
5.026%, 4/25/33(l)		3,141	3,200
Series 2003-8 2A1
4.886%, 1/25/34(l)		10,475	10,730
Series 2004-1 12A5
4.663%, 4/25/34(l)		18,887	18,973
Series 2004-10 22A1
4.427%, 1/25/35(l)		9,446	9,224
Series 2004-10 23A1
4.573%, 1/25/35(l)		2,919	2,957
Series 2004-3 1A1
4.231%, 7/25/34(l)		17,779	17,335
Series 2004-8 2A1
4.231%, 11/25/34(l)		44,650	43,422
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
4.335%, 1/26/36(l)		64,475	58,013
Series 2007-R6 2A1
3.745%, 12/26/46(l)		50,202	45,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
4.075%, 1/25/36(l)		$89,393	$79,687
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3
4.272%, 11/25/34(l)		40,965	40,764
Series 2004-HYB9 1A1
4.263%, 2/20/35(l)		28,430	28,604
Series 2005-HYB9 3A2A
4.592%, 2/20/36(l)		9,407	8,190
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
4.820%, 10/25/35(l)		6,030	6,119
Series 2009-7 5A2
5.500%, 12/25/35§		103,905	83,744
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
4.174%, 5/25/35(l)		23,608	23,787
Series 2005-6 A2
4.240%, 9/25/35(l)		260,684	264,332
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR21 2A1
5.379%, 6/25/32(l)		595	584
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
2.635%, 3/25/37(l)		195,057	178,597
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
2.986%, 2/25/35(l)		8,691	8,543
Eurosail-UK 2007-2np plc,
Series 2007-2X A3C
0.995%, 3/13/45(l)(m)	GBP	51,187	64,997
Eurosail-UK plc,
Series 2007-1X A3C
1.003%, 3/13/45(l)(m)		218,003	279,580
FHLMC,
Series 1529 Z
7.000%, 6/15/23		$4,068	4,300
Series 2248 FB
2.984%, 9/15/30(l)		203	205
Series 2266 F
2.934%, 11/15/30(l)		103	104
Series 3360 FC
3.204%, 5/15/37(l)		9,449	9,594
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1
3.364%, 2/25/45(l)		7,130	7,128
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
3.929%, 8/25/35(l)		101,797	90,757
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
4.067%, 10/25/35(l)		100,557	96,363
FNMA,
Series 1993-45 Z
7.000%, 4/25/23		4,618	4,877
Series 2003-25 KP
5.000%, 4/25/33		18,968	20,454
Series 2004-W2 5AF
2.836%, 3/25/44(l)		20,208	20,193
Series 2005-79 NF
2.896%, 9/25/35(l)		11,814	11,818
Series 2006-118 A1
2.570%, 12/25/36(l)		8,580	8,527
Series 2006-5 3A2
4.393%, 5/25/35(l)		7,053	7,412
Series 2007-42 AF
2.736%, 5/25/37(l)		1,752	1,743
Series 2007-73 A1
2.545%, 7/25/37(l)		27,626	27,153
Series 2007-96 BF
3.186%, 10/25/37(l)		22,505	22,821
Series 2015-58 AI
1.660%, 8/25/55IO IO(l)		589,395	32,637
Series 2016-62 AF
2.959%, 9/25/46(l)		140,622	140,525
GNMA,
Series 2015-H18 FB
3.109%, 7/20/65(l)		649,774	649,159
Series 2015-H19 FK
3.109%, 8/20/65(l)		442,659	442,232
Series 2016-H02 FH
3.509%, 1/20/66(l)		165,502	168,037
Series 2016-H06 FJ
3.159%, 7/20/63(l)		326,456	326,810
Series 2016-H14 FA
3.309%, 6/20/66(l)		267,782	269,681
Series 2016-H17 FC
3.339%, 8/20/66(l)		711,102	717,097
Series 2016-H17 FM
2.959%, 8/20/66(l)		94,993	94,975
Series 2016-H20 PT
5.263%, 9/20/66(l)		821,342	904,719
Series 2016-H22 FA
3.279%, 10/20/66(l)		448,478	451,134
Series 2017-H10 FB
3.247%, 4/20/67(l)		565,608	575,193
Series 2018-38 WF
2.789%, 10/20/43(l)		595,980	596,473
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC
2.745%, 6/18/39(l)§		153,205	149,022
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.519%, 9/25/35(l)		62,305	63,494
Series 2005-AR7 6A1
4.466%, 11/25/35(l)		18,030	18,223
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
3.232%, 10/19/35(l)		96,710	82,681
Series 2005-14 4A1A
4.037%, 12/19/35(l)		114,983	90,637
Series 2005-2 2A1A
2.922%, 5/19/35(l)		15,547	15,017
Series 2005-4 3A1
4.115%, 7/19/35(l)		49,064	46,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
2.656%, 1/25/37(l)		$97,462	$92,152
Series 2006-AR9 2A1
3.556%, 6/25/36(l)		265,008	226,876
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		15,886	12,142
Series 2006-A3 6A1
4.065%, 8/25/34(l)		80,443	79,928
Series 2006-A6 1A4L
4.240%, 10/25/36(l)		131,613	118,029
Landmark Mortgage Securities No. 3 plc,
Series 3 A
1.207%, 4/17/44(l)(m)	GBP	802,969	968,068
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3
3.137%, 1/25/47(l)		$116,222	167,338
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
4.318%, 4/25/35(l)		91,576	87,527
Series 2005-3 4A
2.736%, 11/25/35(l)		1,686	1,643
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
4.092%, 7/25/35(l)		112,868	103,590
MortgageIT Trust,
Series 2005-5 A2
2.796%, 12/25/35(l)		108,488	106,459
Prime Mortgage Trust,
Series 2004-CL1 1A2
2.886%, 2/25/34(l)		2,785	2,638
Series 2006-CL1 A1
2.986%, 2/25/35(l)		130,752	125,090
RALI Trust,
Series 2005-QA13 2A1
4.830%, 12/25/35(l)		15,977	14,392
Series 2006-QS12 1A1
6.500%, 9/25/36		243,984	175,392
Series 2006-QS13 1A10
6.000%, 9/25/36		24,843	21,903
Series 2007-QA3 A1
2.585%, 5/25/37(l)		372,240	340,115
Series 2008-QR1 1A1
3.886%, 8/25/36(l)		146,898	139,981
RBSSP Resecuritization Trust,
Series 2009-12 18A1
4.616%, 12/25/35(l)§		463,636	474,148
Residential Asset Securitization Trust,
Series 2005-A11 1A1
2.936%, 10/25/35(l)		67,464	58,004
RFMSI Trust,
Series 2005-S8 A2
5.500%, 11/25/35		78,701	75,655
Series 2007-S6 1A11
6.000%, 6/25/37		105,743	98,366
STARM Mortgage Loan Trust,
Series 2007-1 2A1
4.724%, 2/25/37(l)		90,785	85,082
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
2.685%, 4/25/47(l)		80,680	73,572
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
2.732%, 7/19/35(l)		59,394	58,640
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
3.142%, 9/19/32(l)		1,382	1,351
Structured Asset Mortgage Pass-Through Certificates,
Series 2002-14A 2A1
4.553%, 7/25/32(l)		25	23
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
4.094%, 3/25/37(l)		59,663	53,208
Series 2007-3 3A1
4.044%, 6/25/47(l)		426,967	391,363
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1
4.692%, 5/20/36(l)		97,290	95,557
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1
2.775%, 10/25/45(l)		8,654	8,491
Series 2005-AR6 1A1A
2.986%, 2/25/45(l)		422,733	418,166
Series 2006-AR16 3A3
3.674%, 12/25/36(l)		26,190	25,239
Series 2007-HY5 2A1
3.377%, 5/25/37(l)		171,998	141,749
Series 2007-HY7 4A2
3.943%, 7/25/37(l)		91,195	83,927
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
1.639%, 12/21/49(l)§	GBP	924,163	1,200,540
Series 3A B
2.339%, 12/21/49(l)§		100,000	130,892
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-AA A1
4.974%, 12/25/34(l)		$14,053	14,347
Series 2004-CC A1
4.984%, 1/25/35(l)		15,969	16,330
Series 2006-AR10 1A1
4.704%, 7/25/36(l)		171,231	172,000
Series 2006-AR2 2A1
4.954%, 3/25/36(l)		30,011	30,602

Total Collateralized Mortgage Obligations			16,549,426

Commercial Mortgage-Backed Securities (2.3%)
Business Mortgage Finance 7 plc,
Series 7X A1
2.867%, 2/15/41(l)(m)	GBP	127,586	164,302
BX Trust,
Series 2017-SLCT A
3.404%, 7/15/34(l)§		$264,357	263,199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54		$300,000	$308,400
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023 X1
1.256%, 8/25/22 IO(l)		2,079,730	74,713
GS Mortgage Securities Corp. II,
Series 2015-GC30 AAB
3.120%, 5/10/50		600,000	606,396
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§		200,000	200,801
Series 2016-RENT B
3.980%, 2/10/29§		700,000	707,338
Series 2017-GPTX A
2.856%, 5/10/34§		400,000	397,579
GS Mortgage Securities Trust,
Series 2016-GS3 WMB
3.602%, 10/10/49(l)§		100,000	97,697
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§		600,000	595,038
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ A
3.484%, 6/15/32(l)§		796,595	793,105
LMREC 2015-CRE1, Inc.,
Series 2015-CRE1 AR
3.471%, 2/22/32(l)§		434,216	434,648
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48		100,000	100,449
Series 2015-C27 ASB
3.557%, 12/15/47		300,000	307,070
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§		700,000	705,342
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A
3.231%, 11/11/34(l)§		336,891	335,202

Total Commercial Mortgage-Backed Securities			6,091,279

Corporate Bonds (47.9%)
Communication Services (2.6%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 3.437%, 1/15/20(k)		600,000	601,960
(ICE LIBOR USD 3 Month + 0.75%), 3.376%, 6/1/21(k)		800,000	803,117
(ICE LIBOR USD 3 Month + 0.95%), 3.737%, 7/15/21(k)		600,000	606,764
3.400%, 5/15/25		500,000	496,219
BellSouth LLC
4.333%, 4/26/19(e)§		600,000	600,840
Verizon Communications, Inc.
3.376%, 2/15/25		1,200,000	1,212,863

			4,321,763

Entertainment (0.3%)
Netflix, Inc.
4.625%, 5/15/29§	EUR	500,000	597,882
TWDC Enterprises 18 Corp.
2.125%, 9/13/22(m)		$200,000	197,027

			794,909

Media (0.3%)
Charter Communications Operating LLC
4.464%, 7/23/22		100,000	103,210
Virgin Media Receivables Financing Notes I DAC
5.500%, 9/15/24(m)	GBP	500,000	654,262

			757,472

Wireless Telecommunication Services (0.4%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§		$700,000	707,910
5.152%, 3/20/28§		400,000	406,500

			1,114,410

Total Communication Services			6,988,554

Consumer Discretionary (1.5%)
Automobiles (1.0%)
Daimler Finance North America LLC
3.100%, 5/4/20§		700,000	701,186
(ICE LIBOR USD 3 Month + 0.39%), 3.128%, 5/4/20(k)§		400,000	399,695
(ICE LIBOR USD 3 Month + 0.84%), 3.578%, 5/4/23(k)§		700,000	699,336
3.700%, 5/4/23§		700,000	712,941
Hyundai Capital America
(ICE LIBOR USD 3 Month + 0.80%), 3.415%, 9/18/20(k)(b)§		200,000	199,448

			2,712,606

Hotels, Restaurants & Leisure (0.5%)
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 3.195%, 10/28/21(k)(x)		400,000	399,891
Wynn Las Vegas LLC
5.500%, 3/1/25§		800,000	788,000

			1,187,891

Total Consumer Discretionary			3,900,497

Consumer Staples (2.2%)
Beverages (0.4%)
Bacardi Ltd.
4.450%, 5/15/25§		500,000	505,160
Constellation Brands, Inc.
2.650%, 11/7/22		100,000	98,608
Keurig Dr Pepper, Inc.
3.551%, 5/25/21§		100,000	101,053
4.057%, 5/25/23§		500,000	514,087

			1,218,908

Food & Staples Retailing (0.2%)
Seven & i Holdings Co. Ltd.
3.350%, 9/17/21(b)§		500,000	505,083

Food Products (0.8%)
Campbell Soup Co.
3.650%, 3/15/23		600,000	607,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Kraft Heinz Foods Co.
2.800%, 7/2/20		$200,000	$199,607
4.000%, 6/15/23(x)		800,000	820,993
Mondelez International, Inc.
3.000%, 5/7/20		400,000	400,518

			2,028,574

Household Products (0.1%)
Reckitt Benckiser Treasury Services plc
2.375%, 6/24/22§		200,000	196,718

Tobacco (0.7%)
BAT Capital Corp.
2.764%, 8/15/22		500,000	490,554
3.222%, 8/15/24		400,000	390,344
3.557%, 8/15/27		100,000	94,517
Philip Morris International, Inc.
2.375%, 8/17/22		900,000	888,749

			1,864,164

Total Consumer Staples			5,813,447

Energy (0.9%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22		300,000	298,140
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/26 PIK§		308,105	187,564
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 4/29/19(y)§		200,000	1,740

			487,444

Oil, Gas & Consumable Fuels (0.7%)
Andeavor Logistics LP
5.500%, 10/15/19		400,000	403,700
Energy Transfer Operating LP
5.250%, 4/15/29		600,000	642,295
Genesis Energy LP
6.750%, 8/1/22		200,000	204,760
MPLX LP
4.000%, 3/15/28		300,000	298,176
Petrobras Global Finance BV
6.125%, 1/17/22(x)		200,000	211,500
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)		100,000	103,861

			1,864,292

Total Energy			2,351,736

Financials (29.6%)
Banks (19.2%)
Australia & New Zealand Banking Group Ltd.
(ICE LIBOR USD 3 Month + 0.46%), 3.143%, 5/17/21(k)§		700,000	701,442
3.300%, 5/17/21		700,000	705,257
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.65%), 3.447%, 10/1/21(k)		600,000	602,902
(ICE LIBOR USD 3 Month + 1.00%), 3.779%, 4/24/23(k)		900,000	910,156
4.125%, 1/22/24		200,000	209,147
(ICE LIBOR USD 3 Month + 0.79%), 3.389%, 3/5/24(k)		700,000	696,540
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)		500,000	507,763
4.000%, 4/1/24		200,000	208,051
Bank of Nova Scotia (The)
1.875%, 4/26/21		900,000	886,931
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 3.721%, 7/20/23(k)§		600,000	601,048
Barclays Bank plc
5.125%, 1/8/20		100,000	101,543
10.179%, 6/12/21§		200,000	226,289
Barclays plc
3.200%, 8/10/21		800,000	799,587
(ICE LIBOR USD 3 Month + 2.11%), 4.807%, 8/10/21(k)		1,400,000	1,427,593
(ICE LIBOR USD 3 Month + 1.63%), 4.408%, 1/10/23(k)		900,000	899,891
BBVA Bancomer SA
7.250%, 4/22/20§		300,000	309,405
6.500%, 3/10/21(m)		300,000	312,486
BNP Paribas SA
3.500%, 3/1/23§		700,000	699,423
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25(k)§		700,000	726,148
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.79%), 3.573%, 1/10/20(k)		900,000	904,292
2.750%, 4/25/22		400,000	397,985
2.700%, 10/27/22		800,000	792,870
(ICE LIBOR USD 3 Month + 0.95%), 2.876%, 7/24/23(k)		100,000	99,513
(ICE LIBOR USD 3 Month + 1.02%), 3.649%, 6/1/24(k)		700,000	700,086
Cooperatieve Rabobank UA
6.875%, 3/19/20(m)	EUR	300,000	357,895
(EUR Swap Annual 5 Year + 5.25%), 5.500%, 6/29/20(k)(m)(y)		500,000	580,741
Credit Suisse Group Funding Guernsey Ltd.
3.450%, 4/16/21		$500,000	504,601
(ICE LIBOR USD 3 Month + 2.29%), 5.070%, 4/16/21(k)		1,000,000	1,031,570
3.800%, 9/15/22		600,000	609,364
3.800%, 6/9/23		300,000	304,689
Development Bank of Japan, Inc.
2.125%, 9/1/22§		800,000	786,748
Dexia Credit Local SA
2.375%, 9/20/22§		1,400,000	1,390,168
HSBC Holdings plc
3.400%, 3/8/21		700,000	705,999
(ICE LIBOR USD 3 Month + 2.24%), 4.835%, 3/8/21(k)		500,000	515,360
(ICE LIBOR USD 3 Month + 0.65%), 3.247%, 9/11/21(k)		700,000	699,701
(ICE LIBOR USD 3 Month + 1.50%), 4.295%, 1/5/22(k)		1,000,000	1,020,784
(ICE LIBOR USD 3 Month + 1.00%), 3.683%, 5/18/24(k)		500,000	500,094
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.10%), 3.707%, 6/7/21(k)		1,100,000	1,114,203
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)		100,000	99,353
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)		700,000	719,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Lloyds Bank plc
3.300%, 5/7/21		$700,000	$705,523
(ICE LIBOR USD 3 Month + 11.76%), 12.000%, 12/16/24(k)(x)(y)§		900,000	1,078,470
7.500%, 4/2/32(e)(m)		600,000	461,033
Lloyds Banking Group plc
(GBP Swap 5 Year + 5.06%), 7.000%, 6/27/19(k)(m)(y)	GBP	400,000	520,924
(GBP Swap 5 Year + 5.01%), 7.625%, 6/27/23(k)(m)(y)		200,000	275,126
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.355%, 3/2/23(k)		$700,000	700,846
3.455%, 3/2/23		900,000	913,221
Mizuho Financial Group, Inc.
3.549%, 3/5/23		700,000	711,141
National Australia Bank Ltd.
2.250%, 3/16/21§		800,000	793,968
3.450%, 12/4/23§		1,200,000	1,230,197
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 3.133%, 5/17/21(k)§		600,000	592,470
QNB Finance Ltd.
(ICE LIBOR USD 3 Month + 1.57%), 4.350%, 7/18/21(k)(m)(x)		800,000	805,613
Regions Bank
(ICE LIBOR USD 3 Month + 0.50%), 3.374%, 8/13/21(k)		700,000	702,970
Royal Bank of Canada
2.300%, 3/22/21		800,000	794,499
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21(k)(y)		500,000	530,000
2.500%, 3/22/23(m)	EUR	100,000	117,252
Santander UK Group Holdings plc
2.875%, 8/5/21		$300,000	297,405
Santander UK plc
2.375%, 3/16/20		200,000	199,270
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 3.113%, 5/17/21(k)§		700,000	701,443
3.250%, 5/17/21§		700,000	705,026
Societe Generale SA
4.250%, 9/14/23§		700,000	714,942
Sumitomo Mitsui Banking Corp.
(ICE LIBOR USD 3 Month + 0.31%), 3.090%, 10/18/19(k)		900,000	900,795
2.514%, 1/17/20		400,000	399,065
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21		800,000	800,191
Sumitomo Mitsui Trust Bank Ltd.
1.950%, 9/19/19§		600,000	598,244
Svenska Handelsbanken AB
3.350%, 5/24/21		700,000	707,586
Toronto-Dominion Bank (The)
2.500%, 1/18/22§		900,000	897,414
UBS Group Funding Switzerland AG
3.000%, 4/15/21§		900,000	899,020
4.125%, 9/24/25§		200,000	206,422
4.125%, 4/15/26§		600,000	619,519
UniCredit SpA
7.830%, 12/4/23(b)§		900,000	995,219
United Overseas Bank Ltd.
3.200%, 4/23/21§		600,000	604,377
US Bank NA
3.050%, 7/24/20		700,000	701,676
3.150%, 4/26/21		800,000	807,696
Wells Fargo & Co.
Series K
(ICE LIBOR USD 3 Month + 3.77%), 6.381%, 6/15/19(k)(y)		1,500,000	1,509,375
Wells Fargo Bank NA
(SOFR + 0.48%), 2.910%, 3/25/20(k)		300,000	300,300
Westpac Banking Corp.
3.050%, 5/15/20		700,000	702,640

			50,567,558

Capital Markets (4.6%)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20		600,000	600,031
Blackstone CQP Holdco LP
6.500%, 3/20/21(b)§		1,400,000	1,396,500
Cantor Fitzgerald LP
6.500%, 6/17/22(b)§		300,000	319,533
Credit Suisse AG
6.500%, 8/8/23(m)		200,000	213,750
Deutsche Bank AG
2.850%, 5/10/19		1,400,000	1,399,766
(ICE LIBOR USD 3 Month + 1.91%), 4.607%, 5/10/19(k)(x)		400,000	400,490
(ICE LIBOR USD 3 Month + 0.97%), 3.767%, 7/13/20(k)		400,000	398,877
4.250%, 10/14/21		500,000	502,346
3.300%, 11/16/22		600,000	582,153
3.950%, 2/27/23		500,000	492,090
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.811%, 9/15/20(k)		300,000	303,392
(ICE LIBOR USD 3 Month + 0.78%), 3.524%, 10/31/22(k)		1,000,000	995,811
3.200%, 2/23/23		800,000	799,932
3.500%, 1/23/25		100,000	99,706
3.750%, 5/22/25		700,000	705,709
(ICE LIBOR USD 3 Month + 1.17%), 3.854%, 5/15/26(k)		300,000	293,557
Series D
6.000%, 6/15/20		200,000	207,342
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.55%), 3.247%, 2/10/21(k)		900,000	900,774
UBS AG
(ICE LIBOR USD 3 Month + 0.58%), 3.175%, 6/8/20(k)§		1,200,000	1,205,878
Unigel Luxembourg SA
10.500%, 1/22/24(m)		400,000	427,500

			12,245,137

Consumer Finance (4.4%)
Ally Financial, Inc.
4.125%, 3/30/20		100,000	100,660
American Express Co.
3.375%, 5/17/21		700,000	708,974

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.35%), 3.083%, 11/5/21(k)		$200,000	$199,738
Capital One Financial Corp.
2.400%, 10/30/20		700,000	695,035
(ICE LIBOR USD 3 Month + 0.45%), 3.201%, 10/30/20(k)		700,000	700,294
3.450%, 4/30/21		200,000	202,318
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.93%), 3.531%, 9/24/20(k)		700,000	696,974
(ICE LIBOR USD 3 Month + 0.88%), 3.677%, 10/12/21(k)		400,000	388,072
(ICE LIBOR USD 3 Month + 1.08%), 3.818%, 8/3/22(k)		925,000	885,139
(ICE LIBOR USD 3 Month + 1.24%), 3.919%, 2/15/23(k)		600,000	567,499
5.584%, 3/18/24		700,000	708,739
General Motors Financial Co., Inc.
2.350%, 10/4/19		100,000	99,604
3.150%, 1/15/20		400,000	399,930
(ICE LIBOR USD 3 Month + 0.93%), 3.727%, 4/13/20(k)		900,000	901,751
3.200%, 7/13/20		200,000	200,310
2.450%, 11/6/20		300,000	296,188
3.700%, 11/24/20		200,000	201,528
(ICE LIBOR USD 3 Month + 0.85%), 3.647%, 4/9/21(k)		400,000	396,880
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§		700,000	699,952
Springleaf Finance Corp.
6.125%, 5/15/22		800,000	826,000
Volkswagen Bank GmbH
0.625%, 9/8/21(m)	EUR	100,000	112,705
1.250%, 8/1/22(m)		700,000	796,516
1.875%, 1/31/24(m)		700,000	805,047

			11,589,853

Diversified Financial Services (1.0%)
AIG Global Funding
3.350%, 6/25/21§		$200,000	201,369
Jefferies Finance LLC
7.500%, 4/15/21§		600,000	610,500
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.34%), 3.105%, 4/26/21(k)		1,200,000	1,199,961
Synchrony Bank
3.650%, 5/24/21		700,000	707,355

			2,719,185

Insurance (0.4%)
Jackson National Life Global Funding
3.300%, 6/11/21§		800,000	808,335
Society of Lloyd’s
4.750%, 10/30/24(m)	GBP	100,000	139,922

			948,257

Total Financials			78,069,990

Health Care (1.9%)
Biotechnology (0.3%)
AbbVie, Inc.
3.375%, 11/14/21		$100,000	101,169
3.750%, 11/14/23		600,000	614,802

			715,971

Health Care Providers & Services (0.7%)
Anthem, Inc.
3.300%, 1/15/23		600,000	606,011
CVS Health Corp.
3.500%, 7/20/22		100,000	101,207
4.300%, 3/25/28		900,000	913,114
Express Scripts Holding Co.
3.050%, 11/30/22		100,000	100,064

			1,720,396

Pharmaceuticals (0.9%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 3.621%, 12/15/23(k)§		300,000	294,314
GlaxoSmithKline Capital plc
3.125%, 5/14/21		500,000	505,387
Mylan, Inc.
3.125%, 1/15/23§		700,000	683,418
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19		100,000	99,510
Teva Pharmaceutical Finance Netherlands II BV
4.500%, 3/1/25	EUR	500,000	573,391
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 3.084%, 8/20/21(k)(x)		$300,000	297,888

			2,453,908

Total Health Care			4,890,275

Industrials (1.3%)
Airlines (0.1%)
Delta Air Lines, Inc.
3.400%, 4/19/21		300,000	301,050

Machinery (0.3%)
Platin 1426 GmbH
6.875%, 6/15/23§	EUR	500,000	545,170
Wabtec Corp.
(ICE LIBOR USD 3 Month + 1.30%), 3.911%, 9/15/21(k)		$300,000	298,854

			844,024

Trading Companies & Distributors (0.9%)
Aircastle Ltd.
5.125%, 3/15/21		800,000	825,417
Aviation Capital Group LLC
3.875%, 5/1/23§		800,000	800,890
4.125%, 8/1/25§		700,000	698,613

			2,324,920

Total Industrials			3,469,994

Information Technology (2.0%)
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.500%, 4/1/22		100,000	100,531

IT Services (0.3%)
United Group BV
4.375%, 7/1/22(m)	EUR	700,000	804,716

Semiconductors & Semiconductor Equipment (0.9%)
Broadcom Corp.
3.875%, 1/15/27		$100,000	95,553
Broadcom, Inc.
3.625%, 10/15/24§		700,000	694,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Microchip Technology, Inc.
3.922%, 6/1/21§		$200,000	$201,661
NXP BV
3.875%, 9/1/22§		800,000	811,280
5.350%, 3/1/26(b)§		500,000	536,165

			2,339,185

Software (0.2%)
Oracle Corp.
1.900%, 9/15/21		400,000	393,333

Technology Hardware, Storage & Peripherals (0.6%)
Dell International LLC
4.420%, 6/15/21§		100,000	102,606
5.450%, 6/15/23§		900,000	959,598
EMC Corp.
2.650%, 6/1/20		500,000	496,250
NetApp, Inc.
3.375%, 6/15/21		100,000	100,794

			1,659,248

Total Information Technology			5,297,013

Materials (0.7%)
Chemicals (0.4%)
Huntsman International LLC
5.125%, 11/15/22		600,000	627,000
Syngenta Finance NV
3.933%, 4/23/21§		500,000	501,750

			1,128,750

Paper & Forest Products (0.3%)
Stora Enso OYJ
2.500%, 3/21/28(m)	EUR	600,000	689,865

Total Materials			1,818,615

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26		$300,000	310,300
4.500%, 7/30/29		200,000	210,372
American Tower Corp. (REIT)
3.375%, 5/15/24		800,000	804,746
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 3.786%, 2/1/22(k)		200,000	199,331
GLP Capital LP (REIT)
5.250%, 6/1/25		100,000	104,750
5.750%, 6/1/28		200,000	215,580
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		500,000	485,679
HCP, Inc. (REIT)
4.000%, 12/1/22		200,000	205,159
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	101,280
Hospitality Properties Trust (REIT)
4.250%, 2/15/21		300,000	302,134
4.500%, 6/15/23		200,000	202,342
4.950%, 2/15/27		500,000	496,421
Physicians Realty LP (REIT)
4.300%, 3/15/27		100,000	99,698
Public Storage (REIT)
3.094%, 9/15/27		500,000	488,383
Realty Income Corp. (REIT)
3.000%, 1/15/27		300,000	291,120
Senior Housing Properties Trust (REIT)
4.750%, 2/15/28		400,000	368,724
Ventas Realty LP (REIT)
3.250%, 10/15/26		200,000	193,163
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		400,000	411,306
Washington Prime Group LP (REIT)
5.950%, 8/15/24(x)		300,000	280,560

			5,771,048

Total Real Estate			5,771,048

Utilities (3.0%)
Electric Utilities (2.1%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 3.193%, 5/14/21(b)(k)§		700,000	700,859
Duke Energy Ohio, Inc.
3.650%, 2/1/29		500,000	517,966
Electricite de France SA
4.600%, 1/27/20§		100,000	101,489
Enel Finance International NV
2.875%, 5/25/22§		400,000	393,258
4.250%, 9/14/23§		700,000	714,007
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 3.029%, 8/21/20(k)		800,000	798,232
2.900%, 4/1/22		800,000	798,901
Niagara Mohawk Power Corp.
4.278%, 12/15/28§		900,000	957,519
Southern Co. (The)
2.350%, 7/1/21		600,000	593,655

			5,575,886

Gas Utilities (0.5%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		400,000	407,866
Dominion Energy Gas Holdings LLC
Series A
(ICE LIBOR USD 3 Month + 0.60%), 3.211%, 6/15/21(k)		800,000	798,331

			1,206,197

Multi-Utilities (0.4%)
NiSource, Inc.
2.650%, 11/17/22		200,000	196,854
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 3.061%, 3/15/21(k)		900,000	891,998

			1,088,852

Total Utilities			7,870,935

Total Corporate Bonds			126,242,104

Foreign Government Securities (3.2%)
Autonomous Community of Catalonia
4.950%, 2/11/20(x)	EUR	400,000	463,853
Hellenic Republic
4.750%, 4/17/19(m)		200,000	224,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Japan Finance Organization for Municipalities
2.625%, 4/20/22§		$900,000	$898,065
3.375%, 9/27/23§		1,100,000	1,130,279
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	593,346
Province of Ontario
4.400%, 6/2/19	CAD	200,000	150,313
1.650%, 9/27/19		$100,000	99,549
4.200%, 6/2/20	CAD	500,000	384,710
4.000%, 6/2/21		900,000	705,295
3.150%, 6/2/22		300,000	233,235
Province of Quebec
3.500%, 7/29/20		$100,000	101,315
4.500%, 12/1/20	CAD	100,000	78,244
2.750%, 8/25/21		$700,000	704,066
3.500%, 12/1/22	CAD	300,000	237,285
3.750%, 9/1/24		200,000	162,578
Republic of Peru
5.940%, 2/12/29§	PEN	2,100,000	664,474
State of Qatar
3.875%, 4/23/23§		$800,000	823,000
4.000%, 3/14/29§		700,000	721,773

Total Foreign Government Securities			8,376,060

Mortgage-Backed Securities (47.3%)
FHLMC
4.500%, 4/1/29		45,421	48,130
6.000%, 1/1/37		90,975	102,632
4.000%, 1/1/41		90,054	94,010
4.000%, 9/1/41		62,473	65,295
3.500%, 2/1/48		277,094	281,451
3.500%, 3/1/48		559,991	569,145
3.500%, 5/1/48		285,816	290,131
3.000%, 4/15/49 TBA		3,000,000	2,986,875
3.500%, 4/15/49 TBA		4,000,000	4,056,407
4.000%, 4/15/49 TBA		3,000,000	3,087,656
FNMA
2.310%, 8/1/22		200,000	198,403
2.870%, 9/1/27		300,000	299,248
4.500%, 1/1/34		149,583	158,504
5.500%, 4/1/34		50,694	55,446
5.500%, 5/1/34		105,517	115,357
3.000%, 5/25/34 TBA		2,000,000	2,016,719
5.500%, 3/1/38		85,206	92,951
4.523%, 5/1/38(l)		313,340	327,077
5.000%, 8/1/39		92,813	100,092
4.500%, 12/1/41		58,806	62,212
4.500%, 7/1/44		117,261	123,265
4.000%, 9/1/48		464,733	478,539
4.000%, 10/1/48		108,790	111,996
4.000%, 4/25/49 TBA		39,000,000	40,109,062
3.000%, 5/25/49 TBA		27,000,000	26,848,125
3.500%, 5/25/49 TBA		37,000,000	37,469,726
GNMA
3.000%, 7/15/45		136,150	137,254
3.000%, 8/15/45		214,065	215,800
5.000%, 12/20/48		170,741	178,856
5.000%, 2/20/49		72,126	75,666
5.000%, 5/15/49 TBA		3,700,000	3,863,176

Total Mortgage-Backed Securities			124,619,206

Municipal Bond (0.0%)
City Of Chicago General Obligation Bonds, Taxable
Series 2015 B
7.750%, 1/1/42		50,000	54,066

Total Municipal Bond			54,066

U.S. Treasury Obligations (40.7%)
U.S. Treasury Bonds
3.125%, 2/15/42		500,000	531,312
3.625%, 8/15/43(v)#		2,100,000	2,412,408
3.000%, 8/15/48(z)		17,700,000	18,331,115
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/48 TIPS		1,020,740	1,041,418
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/26 TIPS		1,165,274	1,178,028
0.375%, 7/15/27 TIPS		1,234,800	1,224,883
0.750%, 7/15/28 TIPS		3,108,587	3,176,272
0.875%, 1/15/29 TIPS(z)		4,386,228	4,524,428
U.S. Treasury Notes
2.875%, 9/30/23(z)		55,700,000	57,192,153
2.250%, 11/15/24		200,000	199,600
2.875%, 8/15/28(z)		16,800,000	17,456,512

Total U.S. Treasury Obligations			107,268,129

Total Long-Term Debt Securities (160.6%) (Cost $414,462,236)			423,038,788

SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.2%)
Lloyds Bank Corporate Markets plc
(ICE LIBOR USD 3 Month + 0.50%), 3.10%, 9/24/20(k)		700,000	699,996

Foreign Government Treasury Bills (3.7%)
Japan Treasury Bills
(0.11)%, 5/13/19(p)	JPY	450,000,000	4,060,776
(0.13)%, 6/3/19(p)		630,000,000	5,685,644

Total Foreign Government Treasury Bills			9,746,420

Repurchase Agreements (1.5%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $500,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $510,000.(xx)		$500,000	500,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,297,107, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,322,768.(xx)	$1,296,832	$1,296,832
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $100,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $102,021.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		3,896,832

Total Short-Term Investments (5.4%) (Cost $14,408,414)		14,343,248

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
U.S. Treasury 30 Year Bond 05/24/2019 at USD 190.00, American Style Notional Amount: USD 1,800,000 Exchange Traded*	18	—
U.S. Treasury 30 Year Bond 05/24/2019 at USD 189.00, American Style Notional Amount: USD 400,000 Exchange Traded*	4	—
U.S. Treasury 30 Year Bond 05/24/2019 at USD 191.00, American Style Notional Amount: USD 300,000 Exchange Traded*	3	—
U.S. Treasury 30 Year Bond 05/24/2019 at USD 180.00, American Style Notional Amount: USD 9,100,000 Exchange Traded*	91	1,422

		1,422

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
U.S. Treasury 10 Year Note 05/24/2019 at USD 113.50, American Style Notional Amount: USD 11,500,000 Exchange Traded*	115	—
U.S. Treasury 10 Year Note 05/24/2019 at USD 113.00, American Style Notional Amount: USD 1,600,000 Exchange Traded*	16	—
U.S. Treasury 10 Year Note 05/24/2019 at USD 114.00, American Style Notional Amount: USD 2,200,000 Exchange Traded*	22	—
U.S. Treasury 5 Year Note 05/24/2019 at USD 108.75, American Style Notional Amount: USD 17,500,000 Exchange Traded*	175	—
U.S. Treasury 5 Year Note 05/24/2019 at USD 109.00, American Style Notional Amount: USD 1,700,000 Exchange Traded*	17	—
U.S. Treasury 5 Year Note 05/24/2019 at USD 109.25, American Style Notional Amount: USD 1,700,000 Exchange Traded*	17	—

		—

Total Options Purchased (0.0%) (Cost $4,111)		1,422

Total Investments in Securities (166.0%) (Cost $428,874,761)		437,383,458
Other Assets Less Liabilities (-66.0%)		(173,920,870)

Net Assets (100%)		$263,462,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $68,873,012 or 26.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures and swaps contracts, with a total collateral value of $785,756.

(b)	Rule 144A Illiquid Security. At March 31, 2019, the market value of these securities amounted to $5,021,783 or 1.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $10,546,308 or 4.0% of net assets.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $639,862.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)	At March 31, 2019, the Portfolio had loaned securities with a total value of $3,801,875. This was collateralized by cash of $3,896,832 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2019.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CDX — Credit Default Swap Index

CLO — Collateralized Loan Obligation

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

PEN — Peruvian Sol

PIK — Payment-in Kind Security

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Euro Euribor	35	6/2019	EUR	9,845,249	2,592
Euro-Bund	74	6/2019	EUR	13,807,800	232,303
U.S. Treasury 10 Year Note	6	6/2019	USD	745,313	8,583
U.S. Treasury 5 Year Note	234	6/2019	USD	27,103,781	283,242

					526,720

Short Contracts
Euro-Bund	(32)	4/2019	EUR	(44,870)	(30,545)
Euro-Bund	(18)	4/2019	EUR	(18,778)	(8,539)
Australia 10 Year Bond	(94)	6/2019	AUD	(9,247,914)	(140,802)
Euro-BTP	(121)	6/2019	EUR	(17,573,189)	(443,024)
Euro-OAT	(8)	6/2019	EUR	(1,459,801)	(38,647)
Japan 10 Year Bond	(14)	6/2019	JPY	(19,362,267)	(103,506)
Long Gilt	(114)	6/2019	GBP	(19,208,766)	(322,351)
U.S. Treasury Long Bond	(131)	6/2019	USD	(19,604,969)	(500,308)
3 Month Eurodollar	(117)	6/2020	USD	(28,599,188)	(136,472)
3 Month Eurodollar	(63)	9/2020	USD	(15,409,800)	(74,527)
3 Month Eurodollar	(28)	12/2020	USD	(6,849,850)	(46,952)

					(1,845,673)

					(1,318,953)

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,165,432	JPY	450,000,000	Bank of America	5/13/2019	91,090
JPY	217,000,000	USD	1,951,865	Bank of America	5/15/2019	13,141
JPY	385,300,000	USD	3,467,589	JPMorgan Chase Bank	5/15/2019	21,430
USD	107,039	AUD	150,000	Citibank NA	5/15/2019	442
USD	652,862	CAD	869,000	Bank of America	5/15/2019	1,872
USD	1,261,820	CAD	1,680,000	JPMorgan Chase Bank	5/15/2019	3,290
USD	2,210,699	EUR	1,951,000	Citibank NA	5/15/2019	14,075
USD	846,666	EUR	748,000	HSBC Bank plc	5/15/2019	4,495
USD	5,737,047	EUR	5,049,000	JPMorgan Chase Bank	5/15/2019	52,393
USD	3,282,829	GBP	2,457,000	Citibank NA	5/15/2019	75,707
USD	212,242	JPY	23,291,000	JPMorgan Chase Bank	5/15/2019	1,334
USD	5,729,512	JPY	630,000,000	Morgan Stanley	6/3/2019	17,137
MXN	46,948,000	USD	2,375,322	Barclays Bank plc	6/26/2019	10,439
USD	32,933	MXN	636,000	Citibank NA	6/26/2019	614
USD	869	MXN	16,685	HSBC Bank plc	6/26/2019	21

Total unrealized appreciation						307,480

MXN	46,948,000	USD	2,429,266	JPMorgan Chase Bank	4/15/2019	(15,591)
USD	2,402,403	MXN	46,948,000	Barclays Bank plc	4/15/2019	(11,272)
CAD	3,169,000	USD	2,399,100	Citibank NA	5/15/2019	(25,122)
EUR	599,000	USD	680,420	Bank of America	5/15/2019	(6,007)
EUR	157,000	USD	178,081	Barclays Bank plc	5/15/2019	(1,315)
EUR	908,000	USD	1,024,883	Citibank NA	5/15/2019	(2,569)
GBP	4,673,000	USD	6,147,111	Citibank NA	5/15/2019	(47,446)
JPY	327,000,000	USD	2,979,201	JPMorgan Chase Bank	5/15/2019	(18,108)
USD	137,586	AUD	194,000	Morgan Stanley	5/15/2019	(279)
USD	2,168,276	GBP	1,676,000	Barclays Bank plc	5/15/2019	(19,407)
USD	1,473,311	MXN	29,092,000	Barclays Bank plc	6/26/2019	(5,060)
USD	871,516	MXN	17,203,315	HSBC Bank plc	6/26/2019	(2,707)

Total unrealized depreciation						(154,883)

Net unrealized appreciation						152,597

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Written Put Options Contracts as of March 31, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
CDX North America Investment Grade 31-V1	Goldman Sachs Bank USA	1,900,000	USD (1,900,000)	USD 0.02	9/18/2019	(35)
U.S. Treasury 10 Year Note	Exchange Traded	58	USD (5,800,000)	USD 122.50	4/26/2019	(2,719)

						(2,754)

Total Written Options Contracts (Premiums Received ($25,207))						(2,754)

OTC Credit default swap contracts outstanding - sell protection as of March 31, 2019 (Note 1):

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil	1.00	Quarterly	HSBC Bank USA	9/20/2019	0.61	USD 1,300,000	1,849	953	2,802

							1,849	953	2,802

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 2019 (Note 1):

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
General Electric Company	1.00	Quarterly	12/20/2023	0.92	USD 700,000	(29,843)	32,516	2,673

						(29,843)	32,516	2,673

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2019 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	6/19/2029	EUR	1,100,000	20,211	40,557	60,768

						20,211	40,557	60,768

6 month LIBOR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	740,000,000	(462,435)	(17,186)	(479,621)

						(462,435)	(17,186)	(479,621)

						(442,224)	23,371	(418,853)

(1)	Value of floating rate index at March 31, 2019 was as follows:

Floating Rate Index	Value
6 Month EURIBOR EUR	(0.23)%
6 Month LIBOR JPY	0.00%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$33,838,518	$—	$33,838,518
Centrally Cleared Credit Default Swaps	—	32,516	—	32,516
Centrally Cleared Interest Rate Swaps	—	40,557	—	40,557
Collateralized Mortgage Obligations	—	16,549,426	—	16,549,426
Commercial Mortgage-Backed Securities	—	6,091,279	—	6,091,279
Corporate Bonds
Communication Services	—	6,988,554	—	6,988,554
Consumer Discretionary	—	3,900,497	—	3,900,497
Consumer Staples	—	5,813,447	—	5,813,447
Energy	—	2,351,736	—	2,351,736
Financials	—	78,069,990	—	78,069,990
Health Care	—	4,890,275	—	4,890,275
Industrials	—	3,469,994	—	3,469,994
Information Technology	—	5,297,013	—	5,297,013
Materials	—	1,818,615	—	1,818,615
Real Estate	—	5,771,048	—	5,771,048
Utilities	—	7,870,935	—	7,870,935
Foreign Government Securities	—	8,376,060	—	8,376,060
Forward Currency Contracts	—	307,480	—	307,480
Futures	526,720	—	—	526,720
Mortgage-Backed Securities	—	124,619,206	—	124,619,206
Municipal Bond	—	54,066	—	54,066
Options Purchased
Call Options Purchased	1,422	—	—	1,422
OTC Credit Default Swaps	—	953	—	953
Short-Term Investments
Certificate of Deposit	—	699,996	—	699,996
Foreign Government Treasury Bills	—	9,746,420	—	9,746,420
Repurchase Agreements	—	3,896,832	—	3,896,832
U.S. Treasury Obligations	—	107,268,129	—	107,268,129

Total Assets	$528,142	$437,763,542	$—	$438,291,684

Liabilities:
Forward Currency Contracts	—	(154,883)	—	(154,883)
Futures	(1,845,673)	—	—	(1,845,673)
Centrally Cleared Interest Rate Swaps	—	(17,186)	—	(17,186)
Options Written
Put Options Written	(2,754)	—	—	(2,754)

Total Liabilities	$(1,848,427)	$(172,069)	$—	$(2,020,496)

Total	$(1,320,285)	$437,591,473	$—	$436,271,188

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,226,983
Aggregate gross unrealized depreciation	(2,071,498)

Net unrealized appreciation	$9,155,485

Federal income tax cost of investments in securities and derivative instruments, if applicable	$426,645,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (14.0%)
Ally Master Owner Trust,
Series 2018-3 A
2.804%, 7/15/22(l)	$4,000,000	$3,998,936
American Airlines Pass-Through Trust,
Series 2017-1 B
4.950%, 2/15/25	3,329,000	3,414,888
Arkansas Student Loan Authority,
Series 2010-1 A
3.551%, 11/25/43(l)	924,894	928,376
Bayview Opportunity Master Fund IVa Trust,
Series 2019-RN2 A1
3.967%, 3/28/34(e)§	1,200,000	1,200,000
BMW Vehicle Owner Trust,
Series 2018-A A2A
2.090%, 11/25/20	1,434,576	1,431,904
CarMax Auto Owner Trust,
Series 2018-2 A2
2.730%, 8/16/21	2,269,052	2,267,745
Chase Issuance Trust,
Series 2016-A1 A
2.894%, 5/15/21(l)	3,000,000	3,001,072
Chesapeake Funding II LLC,
Series 2018-2A A2
2.859%, 8/15/30(l)§	4,859,912	4,847,711
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
3.111%, 4/22/26(l)	3,000,000	3,014,237
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
2.566%, 1/25/37(l)	47,657	34,643
CSMC Trust,
Series 2017-1
4.500%, 3/25/21(l)	1,412,985	1,409,790
Daimler Trucks Retail Trust,
Series 2018-1 A2
2.600%, 5/15/20§	1,673,761	1,673,072
Dell Equipment Finance Trust,
Series 2018-2 A2
3.160%, 2/22/21§	3,000,000	3,009,606
Discover Card Execution Note Trust,
Series 2017-A1 A1
2.974%, 7/15/24(l)	6,500,000	6,539,165
Drug Royalty II LP 2,
Series 2014-1 A1
5.637%, 7/15/23(b)(l)§	258,880	260,184
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
3.215%, 4/25/39(l)§	852,212	846,149
Enterprise Fleet Financing LLC,
Series 2019-1 A2
2.980%, 10/22/24§	900,000	902,947
Federal Express Corp. Pass-Through Trust,
Series 1998
6.720%, 1/15/22	1,773,923	1,858,636
Ford Credit Auto Lease Trust,
Series 2018-A A2A
2.710%, 12/15/20	3,108,399	3,106,342
Series 2018-B A2A
2.930%, 4/15/21	5,000,000	5,005,107
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3 A2
2.884%, 10/15/23(l)	7,000,000	6,999,989
GM Financial Automobile Leasing Trust,
Series 2018-3 A2A
2.890%, 9/21/20	2,944,282	2,947,163
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2 A2A
2.550%, 5/17/21	2,129,102	2,126,905
GMF Floorplan Owner Revolving Trust,
Series 2018-3 A
2.804%, 9/15/22(l)§	10,700,000	10,699,985
GSAA Trust,
Series 2007-6 A4
2.786%, 5/25/47(l)	162,989	135,141
Hertz Fleet Lease Funding LP,
Series 2018-1 A2
3.230%, 5/10/32§	2,000,000	2,003,596
Hyundai Auto Lease Securitization Trust,
Series 2017-C A2A
1.890%, 3/16/20§	2,049,574	2,047,243
Series 2018-A A2A
2.550%, 8/17/20§	1,418,818	1,417,487
Marlette Funding Trust,
Series 2018-2A A
3.060%, 7/17/28§	974,857	974,235
Massachusetts Educational Financing Authority,
Series 2008-1 A1
3.721%, 4/25/38(l)	153,499	153,965
MMAF Equipment Finance LLC,
Series 2018-A A2
2.920%, 7/12/21§	2,330,053	2,331,995
Navient Private Education Loan Trust,
Series 2014-CTA A
3.184%, 9/16/24(l)§	704,728	704,716
Series 2015-AA A2A
2.650%, 12/15/28§	626,312	620,939
Series 2017-A A1
2.884%, 12/16/58(l)§	1,570,599	1,571,567
Navient Private Education Refi Loan Trust,
Series 2018-CA A1
3.010%, 6/16/42§	3,887,096	3,891,954
Navient Student Loan Trust,
Series 2016-7A A
3.636%, 3/25/66(l)§	1,817,680	1,833,497
Series 2017-5A A
3.286%, 7/26/66(l)§	3,781,882	3,786,533
Series 2018-4A A1
2.736%, 6/27/67(l)§	3,905,088	3,899,590
NCUA Guaranteed Notes Trust,
Series 2010-A1 A
2.842%, 12/7/20(l)	537,808	538,278
Nelnet Student Loan Trust,
Series 2005-3 A5
2.727%, 12/24/35(l)	3,983,471	3,965,606
Series 2013-5A A
3.116%, 1/25/37(l)§	1,678,075	1,669,471
Series 2016-1A A
3.286%, 9/25/65(l)§	8,542,130	8,620,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Northstar Education Finance, Inc.,
Series 2012-1 A
3.186%, 12/26/31(l)§	$1,015,847	$1,015,355
Northwest Airlines Pass-Through Trust,
Series 2002-1 G-2
6.264%, 11/20/21	203,653	209,111
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1
3.927%, 10/1/35(l)	508,074	511,614
PHEAA Student Loan Trust,
Series 2016-2A A
3.436%, 11/25/65(l)§	3,061,290	3,072,967
SBA Tower Trust (REIT),
2.898%, 10/15/19§	2,600,000	2,597,004
SLC Student Loan Trust,
Series 2005-1 A3
2.784%, 2/15/25(l)	2,570,120	2,568,428
Series 2005-2 A3
2.721%, 3/15/27(l)	956,111	954,954
Series 2005-3 A3
2.731%, 6/15/29(l)	2,809,687	2,794,201
Series 2006-1 A5
2.721%, 3/15/27(l)	2,875,129	2,864,032
Series 2006-2 A5
2.711%, 9/15/26(l)	4,935,013	4,929,288
SLM Student Loan Trust,
Series 2005-3 A5
2.861%, 10/25/24(l)	2,280,447	2,275,662
Series 2005-7 A4
2.921%, 10/25/29(l)	2,455,420	2,438,167
Series 2005-8 A4
3.321%, 1/25/28(l)	2,207,326	2,212,154
Series 2008-9 A
4.271%, 4/25/23(l)	2,435,250	2,463,087
Series 2010-1 A
2.886%, 3/25/25(l)	3,005,687	2,941,941
Series 2012-3 A
3.135%, 12/27/38(l)	7,232,340	7,217,621
SMB Private Education Loan Trust,
Series 2015-A A2B
3.484%, 6/15/27(l)§	7,077,346	7,103,366
Series 2015-B A2B
3.684%, 7/15/27(l)§	2,388,791	2,412,595
Series 2016-C A2A
2.340%, 9/15/34§	6,099,560	5,984,407
Series 2018-A A1
2.834%, 3/16/26(l)§	5,205,700	5,203,340
SoFi Consumer Loan Program Trust,
Series 2018-1 A1
2.550%, 2/25/27§	912,992	909,886
Series 2018-2 A1
2.930%, 4/26/27§	1,277,703	1,275,856
Series 2019-1 A
3.240%, 2/25/28(b)§	3,803,601	3,818,906
SoFi Professional Loan Program LLC,
Series 2015-D A2
2.720%, 10/27/36§	255,326	254,698
Series 2016-E A1
3.336%, 7/25/39(l)§	254,438	255,251
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§	1,333,050	1,331,485
Series 2018-C A1FX
3.080%, 1/25/48§	4,089,446	4,105,946
United States Small Business Administration,
Series 2003-20I 1
5.130%, 9/1/23	1,029	1,064
Series 2004-20C 1
4.340%, 3/1/24	11,872	12,080
Series 2005-20B 1
4.625%, 2/1/25	14,873	15,282
Series 2008-20G 1
5.870%, 7/1/28	1,443,308	1,538,246
Series 2008-20H 1
6.020%, 8/1/28	1,137,671	1,196,666
World Omni Auto Receivables Trust,
Series 2015-B A4
1.840%, 1/17/22	1,500,000	1,494,890
Series 2018-B A2
2.570%, 7/15/21	2,145,097	2,144,120

Total Asset-Backed Securities		191,814,145

Collateralized Mortgage Obligations (9.3%)
Alternative Loan Trust,
Series 2005-61 2A1
2.765%, 12/25/35(l)	8,390	8,103
Series 2005-62 2A1
3.397%, 12/25/35(l)	53,238	48,165
Series 2006-OA22 A1
2.646%, 2/25/47(l)	212,780	201,763
Series 2007-OA7 A1A
2.666%, 5/25/47(l)	48,425	46,909
American Home Mortgage Assets Trust,
Series 2006-1 2A1
2.675%, 5/25/46(l)	2,675,234	2,447,783
BCAP LLC Trust,
Series 2006-AA2 A1
2.656%, 1/25/37(l)	263,429	246,387
Bear Stearns ALT-A Trust,
Series 2005-4 1A1
2.926%, 4/25/35(l)	376,771	375,191
Series 2005-7 22A1
4.260%, 9/25/35(l)	575,866	472,786
Bear Stearns ARM Trust,
Series 2002-11 1A2
4.439%, 2/25/33(l)	1,951	1,812
Series 2003-3 3A2
4.913%, 5/25/33(l)	16,545	16,808
Series 2003-8 2A1
4.886%, 1/25/34(l)	1,455	1,490
Series 2003-8 4A1
4.744%, 1/25/34(l)	6,399	6,486
Series 2004-10 15A1
4.685%, 1/25/35(l)	29,037	29,450
Series 2004-10 21A1
4.552%, 1/25/35(l)	434,061	438,482
Series 2007-3 1A1
4.265%, 5/25/47(l)	1,594,133	1,476,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
CHL Mortgage Pass-Through Trust,
Series 2002-30 M
4.696%, 10/19/32(l)	$1,568	$1,460
Series 2004-12 11A1
3.923%, 8/25/34(l)	88,119	83,696
Series 2005-25 A11
5.500%, 11/25/35	140,950	122,779
Series 2005-3 1A2
3.066%, 4/25/35(l)	87,489	83,570
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
4.490%, 5/25/35(l)	5,475	5,522
Series 2005-11 A2A
4.820%, 10/25/35(l)	88,440	89,739
Series 2005-12 2A1
3.286%, 8/25/35(l)§	266,162	247,812
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
4.680%, 9/25/35(l)	7,183	7,285
Series 2005-6 A2
4.240%, 9/25/35(l)	30,803	31,234
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
3.001%, 3/25/32(l)§	482	460
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3 3A1
5.000%, 10/25/33	3,887	3,875
Series 2005-AR2 7A1
3.738%, 10/25/35(l)	38,460	33,474
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
2.585%, 10/25/36(l)	922	702
FHLMC,
Series 2142 Z
6.500%, 4/15/29	3,556	3,897
Series 2411 FJ
2.834%, 12/15/29(l)	706	707
Series 3017 CF
2.784%, 8/15/25(l)	340,072	339,569
Series 3222 FN
2.884%, 9/15/36(l)	16,736	16,757
Series 3241 FM
2.864%, 11/15/36(l)	9,999	10,003
Series 3245 NF
2.964%, 11/15/36(l)	379,111	380,375
Series 328 F4
2.859%, 2/15/38 STRIPS(l)	1,853,367	1,852,336
Series 343 F4
2.859%, 10/15/37 STRIPS(l)	1,991,559	1,991,098
Series 3807 FM
2.984%, 2/15/41(l)	393,963	394,396
Series 3850 FC
2.904%, 4/15/41(l)	301,841	302,494
Series 3898 TF
2.984%, 7/15/39(l)	37,853	38,066
Series 3927 FH
2.934%, 9/15/41(l)	452,657	453,665
Series 4283 JF
2.884%, 12/15/43(l)	3,416,769	3,412,697
Series 4367 GF
2.859%, 3/15/37(l)	4,346,442	4,326,519
Series 4615 AF
2.859%, 10/15/38(l)	1,480,093	1,477,262
Series 4678 AF
2.909%, 12/15/42(l)	6,854,369	6,846,036
Series 4779 WF
2.859%, 7/15/44(l)	7,305,039	7,279,363
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	3,261	3,756
Series T-62 1A1
3.597%, 10/25/44(l)	251,730	254,386
Series T-63 1A1
3.364%, 2/25/45(l)	321,741	321,656
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
4.330%, 6/25/34(l)	40,365	40,118
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
4.300%, 8/25/35(l)	46,868	38,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA,
Series 2003-W8 3F2
2.836%, 5/25/42(l)	$15,867	$15,949
Series 2005-38 F
2.786%, 5/25/35(l)	29,935	29,847
Series 2006-118 A2
2.570%, 12/25/36(l)	133,368	131,869
Series 2006-5 3A2
4.393%, 5/25/35(l)	58,758	61,748
Series 2007-109 GF
3.166%, 12/25/37(l)	834,473	848,287
Series 2007-84 FN
2.986%, 8/25/37(l)	339,992	341,862
Series 2010-74 AF
3.026%, 7/25/37(l)	261,259	263,330
Series 2011-86 KF
3.035%, 9/25/41(l)	1,159,301	1,165,226
Series 2012-65 FA
2.936%, 6/25/42(l)	434,922	435,234
Series 2014-42 FA
2.909%, 7/25/44(l)	1,588,648	1,584,654
Series 2014-84 BF
2.859%, 12/25/44(l)	3,426,934	3,424,295
Series 2015-64 KF
2.859%, 9/25/45(l)	6,637,024	6,609,015
Series 2016-11 AF
3.009%, 3/25/46(l)	5,096,803	5,101,835
Series 2016-40 PF
2.959%, 7/25/46(l)	4,338,144	4,334,234
Series 2016-84 DF
2.929%, 11/25/46(l)	1,462,622	1,459,572
Series 2016-97 CF
2.929%, 12/25/56(l)	2,898,760	2,892,799
Series 2017-108 AF
2.786%, 1/25/48(l)	2,390,038	2,377,179
GNMA,
Series 2010-112 BG
2.000%, 3/16/35	394,786	393,918
Series 2011-156 FJ
2.888%, 4/20/40(l)	678,242	679,191
Series 2012-H08 FC
3.079%, 4/20/62(l)	2,458,400	2,462,526
Series 2012-H11 FA
3.209%, 2/20/62(l)	6,458,035	6,488,034
Series 2012-H12 FA
3.059%, 4/20/62(l)	3,117,554	3,121,409
Series 2012-H12 FB
3.559%, 2/20/62(l)	3,034,561	3,071,074
Series 2013-H13 FT
3.040%, 5/20/63(l)	1,354,866	1,360,499
Series 2015-H04 FA
3.159%, 12/20/64(l)	1,899,920	1,901,676
Series 2015-H32 FA
3.259%, 12/20/65(l)	4,000,819	4,021,119
Series 2016-180 WF
2.949%, 9/20/45(l)	733,695	736,199
Series 2016-H14 FA
3.309%, 6/20/66(l)	3,570,422	3,595,745
Series 2016-H17 FK
3.359%, 7/20/66(l)	897,700	906,105
Series 2016-H20 PT
5.263%, 9/20/66(l)	3,650,414	4,020,980
Series 2017-H07 FG
2.969%, 2/20/67(l)	11,100,810	11,091,471
Series 2017-H12 FE
2.709%, 6/20/66(l)	2,305,542	2,302,270
Series 2018-H18 FC
2.859%, 8/20/65(l)	4,884,379	4,866,048
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
3.030%, 11/25/45(l)	16,557	14,339
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.519%, 9/25/35(l)	23,823	24,277
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
2.922%, 5/19/35(l)	10,824	10,455
Series 2006-1 2A1A
2.722%, 3/19/36(l)	86,008	79,394
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
4.276%, 12/25/34(l)	43,831	43,707
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
4.467%, 11/21/34(l)	24,915	25,600
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	492,118	501,670
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
3.184%, 11/15/31(l)	14,433	14,410
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 4A
2.736%, 11/25/35(l)	9,365	9,130
Series 2005-3 5A
2.736%, 11/25/35(l)	32,768	30,853
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
2.924%, 12/15/30(l)	5,174	5,014
NCUA Guaranteed Notes Trust,
Series 2010-R3 2A
3.041%, 12/8/20(l)	4,056,045	4,071,747
RALI Trust,
Series 2005-QO1 A1
2.786%, 8/25/35(l)	17,442	15,487
RBSSP Resecuritization Trust,
Series 2009-12 16A1
4.742%, 10/25/35(l)§	906,593	912,406
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
2.826%, 6/25/35(l)§	18,781	18,031
Securitized Asset Sales, Inc.,
Series 1993-6 A5
4.986%, 11/26/23(l)	525	473
Sequoia Mortgage Trust,
Series 10 2A1
3.245%, 10/20/27(l)	1,498	1,438
Series 2003-4 2A1
2.835%, 7/20/33(l)	654,603	631,176
Series 2005-2 A2
3.005%, 3/20/35(l)	669,264	629,711
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
4.570%, 2/25/34(l)	30,293	30,350
Series 2004-19 2A1
3.797%, 1/25/35(l)	14,903	14,160
Series 2005-17 3A1
4.291%, 8/25/35(l)	54,769	54,659

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
3.142%, 10/19/34(l)	$26,471	$26,140
Series 2005-AR5 A1
2.732%, 7/19/35(l)	50,627	49,473
Series 2005-AR5 A2
2.732%, 7/19/35(l)	60,361	59,830
Series 2006-AR4 2A1
2.680%, 6/25/36(l)	19,836	19,692
Series 2006-AR5 1A1
2.696%, 5/25/36(l)	740,225	679,838
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
3.597%, 11/25/42(l)	3,150	3,023
Series 2002-AR2 A
2.375%, 2/27/34(l)	1,641	1,616
Series 2003-AR1 A5
4.548%, 3/25/33(l)	242,917	246,071
Series 2004-AR1 A
4.809%, 3/25/34(l)	386,165	393,601
Series 2005-AR13 A1A1
2.775%, 10/25/45(l)	66,083	64,836
Series 2005-AR15 A1A1
2.746%, 11/25/45(l)	18,652	18,477
Series 2006-AR15 2A
2.625%, 11/25/46(l)	16,814	16,551
Series 2006-AR3 A1A
3.397%, 2/25/46(l)	28,372	28,293
Series 2006-AR7 3A
2.625%, 7/25/46(l)	87,915	86,055
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S A1
4.618%, 9/25/34(l)	8,230	8,440
Series 2007-10 1A22
2.986%, 7/25/37(l)	188,087	166,977

Total Collateralized Mortgage Obligations		127,416,295

Commercial Mortgage-Backed Securities (5.1%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
3.364%, 9/15/34(l)§	1,000,000	998,777
AREIT Trust,
Series 2018-CRE2 A
3.464%, 11/14/35(l)§	4,992,034	4,979,600
BAMLL Commercial Mortgage Securities Trust,
Series 2014-FL1 A
3.884%, 12/15/31(l)§	133,849	133,640
Series 2019-AHT A
3.700%, 3/15/34(l)§	1,300,000	1,300,000
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	3,500,000	3,540,813
Cold Storage Trust,
Series 2017-ICE3 A
3.484%, 4/15/36(l)§	3,500,000	3,500,040
CSMC Trust,
Series 2017-CHOP A
3.234%, 7/15/32(l)§	8,000,000	7,967,520
Series 2017-HD A
3.434%, 2/15/31(l)§	5,000,000	4,978,492
DBCG Mortgage Trust,
Series 2017-BBG A
3.184%, 6/15/34(l)§	5,000,000	4,978,052
DBUBS Mortgage Trust,
Series 2011-LC3A A4
4.551%, 8/10/44	4,118,276	4,228,459
FHLMC Multifamily Structured Pass-Through Certificates,
Series K004 AX1
1.260%, 8/25/19 IO(l)	57,206,431	209,690
Series KF49 A
2.830%, 6/25/25(l)	1,284,957	1,278,923
GS Mortgage Securities Corp. Trust,
Series 2017-500K A
3.184%, 7/15/32(l)§	2,000,000	1,994,992
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2017-MAUI A
3.323%, 7/15/34(l)§	2,500,000	2,490,614
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	4,600,000	4,701,942
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA A
3.234%, 2/15/33(l)§	1,000,000	996,039
RAIT Trust,
Series 2017-FL7 A
3.434%, 6/15/37(l)§	1,532,367	1,532,178
Rosslyn Portfolio Trust,
Series 2017-ROSS A
3.434%, 6/15/33(l)§	5,000,000	5,000,071
Stonemont Portfolio Trust,
Series 2017-MONT A
3.338%, 8/20/30(l)§	4,104,209	4,096,489
Vornado DP LLC Trust,
Series 2010-VNO A2FX
4.004%, 9/13/28§	2,775,000	2,822,962
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	970,000	988,522
WFRBS Commercial Mortgage Trust,
Series 2011-C4 AFL
3.934%, 6/15/44(l)§	4,621,000	4,671,014
Series 2014-C21 ASBF
3.044%, 8/15/47(l)§	1,800,000	1,794,546

Total Commercial Mortgage-Backed Securities		69,183,375

Corporate Bonds (55.7%)
Communication Services (3.8%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 3.376%, 6/1/21(k)	3,100,000	3,112,080
(ICE LIBOR USD 3 Month + 0.95%), 3.737%, 7/15/21(k)	7,905,000	7,994,116
(ICE LIBOR USD 3 Month + 0.89%), 3.583%, 2/15/23(k)	4,400,000	4,351,306
(ICE LIBOR USD 3 Month + 1.18%), 3.777%, 6/12/24(k)	2,400,000	2,380,776
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.615%, 3/16/22(k)	9,300,000	9,430,432

		27,268,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Media (1.8%)
Charter Communications Operating LLC
3.579%, 7/23/20	$4,000,000	$4,028,400
4.464%, 7/23/22	1,000,000	1,032,100
(ICE LIBOR USD 3 Month + 1.65%), 4.386%, 2/1/24(k)	5,800,000	5,800,046
Comcast Corp.
(ICE LIBOR USD 3 Month + 0.33%), 3.127%, 10/1/20(k)	4,100,000	4,107,814
Discovery Communications LLC
2.200%, 9/20/19	4,565,000	4,546,090
2.750%, 11/15/19(x)§	740,000	738,183
2.800%, 6/15/20§	2,000,000	1,994,573
Time Warner Cable LLC
8.250%, 4/1/19	3,250,000	3,251,548

		25,498,754

Total Communication Services		52,767,464

Consumer Discretionary (8.6%)
Automobiles (6.2%)
BMW US Capital LLC
(ICE LIBOR USD 3 Month + 0.37%), 3.063%, 8/14/20(k)§	6,000,000	6,005,217
(ICE LIBOR USD 3 Month + 0.41%), 3.207%, 4/12/21(k)§	900,000	899,425
(ICE LIBOR USD 3 Month + 0.50%), 3.188%, 8/13/21(k)§	4,000,000	3,998,892
(ICE LIBOR USD 3 Month + 0.64%), 3.435%, 4/6/22(k)§	1,000,000	1,000,626
Daimler Finance North America LLC
2.250%, 3/2/20§	2,000,000	1,988,048
3.100%, 5/4/20§	2,980,000	2,985,049
(ICE LIBOR USD 3 Month + 0.67%), 3.403%, 11/5/21(k)§	8,500,000	8,478,241
(ICE LIBOR USD 3 Month + 0.88%), 3.543%, 2/22/22(b)(k)§	12,200,000	12,239,661
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 3.539%, 8/7/20(k)	3,000,000	2,993,100
Hyundai Capital America
1.750%, 9/27/19§	6,000,000	5,958,600
1.750%, 9/27/19(m)(x)	1,338,000	1,328,768
(ICE LIBOR USD 3 Month + 0.80%), 3.608%, 4/3/20(k)(m)	492,000	491,877
(ICE LIBOR USD 3 Month + 0.80%), 3.415%, 9/18/20(b)(k)§	2,400,000	2,393,376
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.89%), 3.687%, 1/13/22(k)§	20,000,000	19,879,106
(ICE LIBOR USD 3 Month + 0.69%), 3.287%, 9/28/22(k)§	1,500,000	1,461,137
Volkswagen Group of America Finance LLC
2.450%, 11/20/19§	2,000,000	1,992,901
2.400%, 5/22/20§	2,000,000	1,986,049
(ICE LIBOR USD 3 Month + 0.77%), 3.458%, 11/13/20(k)§	9,000,000	9,030,223

		85,110,296

Hotels, Restaurants & Leisure (0.8%)
Marriott International, Inc.
Series Y
(ICE LIBOR USD 3 Month + 0.60%), 3.226%, 12/1/20(k)(x)	3,500,000	3,510,753
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 3.195%, 10/28/21(k)	7,500,000	7,497,961

		11,008,714

Household Durables (0.5%)
DR Horton, Inc.
2.550%, 12/1/20	3,300,000	3,276,634
4.375%, 9/15/22	2,500,000	2,559,688

		5,836,322

Internet & Direct Marketing Retail (1.1%)
eBay, Inc.
(ICE LIBOR USD 3 Month + 0.48%), 3.216%, 8/1/19(k)(x)	9,585,000	9,593,421
QVC, Inc.
3.125%, 4/1/19	5,635,000	5,634,100

		15,227,521

Total Consumer Discretionary		117,182,853

Consumer Staples (2.7%)
Beverages (0.1%)
Constellation Brands, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 3.384%, 11/15/21(k)	900,000	900,954

Food Products (1.3%)
Conagra Brands, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 3.297%, 10/9/20(k)	1,500,000	1,489,330
General Mills, Inc.
6.610%, 10/15/20	1,400,000	1,477,722
Kraft Heinz Foods Co.
(ICE LIBOR USD 3 Month + 0.42%), 3.117%, 8/9/19(k)	3,000,000	3,001,502
(ICE LIBOR USD 3 Month + 0.57%), 3.267%, 2/10/21(k)	2,500,000	2,493,645
(ICE LIBOR USD 3 Month + 0.82%), 3.517%, 8/10/22(k)	4,110,000	4,114,693
Tyson Foods, Inc.
2.650%, 8/15/19	5,000,000	4,994,237

		17,571,129

Tobacco (1.3%)
BAT Capital Corp.
2.297%, 8/14/20	5,000,000	4,948,542
(ICE LIBOR USD 3 Month + 0.59%), 3.283%, 8/14/20(k)	3,000,000	2,990,868
(ICE LIBOR USD 3 Month + 0.88%), 3.564%, 8/15/22(k)	9,900,000	9,822,699
Reynolds American, Inc.
8.125%, 6/23/19	436,000	440,811

		18,202,920

Total Consumer Staples		36,675,003

Energy (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
Andeavor Logistics LP
5.500%, 10/15/19	1,000,000	1,009,250
BP Capital Markets America, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 3.275%, 9/19/22(k)	1,000,000	1,004,442
Enable Midstream Partners LP
2.400%, 5/15/19(e)	3,000,000	2,997,184
Energy Transfer Operating LP
9.000%, 4/15/19	2,500,000	2,505,237
4.150%, 10/1/20	2,700,000	2,743,861
Energy Transfer Partners LP
5.750%, 9/1/20	2,500,000	2,579,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Enterprise Products Operating LLC
2.550%, 10/15/19	$1,000,000	$998,332
EQT Corp.
8.125%, 6/1/19	1,000,000	1,007,976
(ICE LIBOR USD 3 Month + 0.77%), 3.567%, 10/1/20(k)	4,500,000	4,477,458
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	1,000,000	1,032,127
Plains All American Pipeline LP
2.600%, 12/15/19	1,500,000	1,488,000
Rockies Express Pipeline LLC
5.625%, 4/15/20§	1,600,000	1,632,000

		23,475,583

Total Energy		23,475,583

Financials (21.0%)
Banks (6.7%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 3.421%, 7/21/21(k)	9,300,000	9,351,488
(ICE LIBOR USD 3 Month + 0.65%), 3.447%, 10/1/21(k)	10,000,000	10,048,370
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.31%), 4.075%, 10/26/20(k)	7,800,000	7,911,019
(ICE LIBOR USD 3 Month + 1.38%), 3.981%, 3/30/21(k)	3,300,000	3,358,722
(ICE LIBOR USD 3 Month + 1.02%), 3.649%, 6/1/24(k)	3,000,000	3,000,368
Fifth Third Bank
(ICE LIBOR USD 3 Month + 0.59%), 3.199%, 9/27/19(k)	14,000,000	14,038,054
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.55%), 3.151%, 3/9/21(k)	11,000,000	11,034,142
(ICE LIBOR USD 3 Month + 1.10%), 3.707%, 6/7/21(k)	7,256,000	7,349,686
Santander Holdings USA, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.787%, 7/15/19(k)	400,000	400,507
2.650%, 4/17/20	4,000,000	3,984,742
4.450%, 12/3/21	9,000,000	9,251,944
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.34%), 3.955%, 3/4/21(k)	1,500,000	1,526,759
(ICE LIBOR USD 3 Month + 0.93%), 3.627%, 2/11/22(k)	2,200,000	2,224,147
Wells Fargo Bank NA
(Secured Overnight Funding Rate + 0.48%), 2.910%, 3/25/20(k)	1,500,000	1,501,500
(ICE LIBOR USD 3 Month + 0.50%), 3.272%, 7/23/21(k)	6,000,000	6,018,486

		90,999,934

Capital Markets (3.7%)
BGC Partners, Inc.
5.125%, 5/27/21	2,500,000	2,558,466
Cantor Fitzgerald LP
7.875%, 10/15/19§	1,000,000	1,024,612
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.16%), 3.932%, 4/23/20(k)	2,000,000	2,014,000
(ICE LIBOR USD 3 Month + 1.17%), 3.854%, 11/15/21(k)	11,400,000	11,563,980
Mizuho Securities USA LLC
(ICE LIBOR USD 3 Month + 0.65%), 3.247%, 6/28/19(k)§	14,000,000	14,016,334
Morgan Stanley
2.375%, 7/23/19	5,000,000	4,995,351
(ICE LIBOR USD 3 Month + 1.18%), 3.941%, 1/20/22(k)	9,000,000	9,077,162
(ICE LIBOR USD 3 Month + 0.93%), 3.691%, 7/22/22(k)	2,000,000	2,014,180
USAA Capital Corp.
2.450%, 8/1/20§	2,800,000	2,795,278

		50,059,363

Consumer Finance (5.3%)
American Express Credit Corp.
(ICE LIBOR USD 3 Month + 0.73%), 3.376%, 5/26/20(k)(x)	21,010,000	21,137,928
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.29%), 2.891%, 12/10/21(k)	2,000,000	1,991,500
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.28%), 2.887%, 9/7/21(k)(x)	2,000,000	1,997,168
Ford Motor Credit Co. LLC
1.897%, 8/12/19	2,000,000	1,990,661
2.597%, 11/4/19	2,000,000	1,993,486
(ICE LIBOR USD 3 Month + 1.00%), 3.797%, 1/9/20(k)	1,000,000	999,687
(ICE LIBOR USD 3 Month + 2.55%), 5.345%, 1/7/21(k)	11,800,000	11,938,216
General Motors Financial Co., Inc.
2.350%, 10/4/19	1,100,000	1,095,639
(ICE LIBOR USD 3 Month + 1.56%), 4.347%, 1/15/20(k)(x)	6,100,000	6,134,160
(ICE LIBOR USD 3 Month + 0.85%), 3.647%, 4/9/21(k)	1,000,000	992,200
(ICE LIBOR USD 3 Month + 1.10%), 3.837%, 11/6/21(k)	6,000,000	5,946,074
Harley-Davidson Financial Services, Inc.
2.150%, 2/26/20§	950,000	940,927
(ICE LIBOR USD 3 Month + 0.94%), 3.555%, 3/2/21(b)(k)§	2,500,000	2,501,475
Synchrony Financial
3.000%, 8/15/19	3,000,000	3,001,038
(ICE LIBOR USD 3 Month + 1.23%), 3.967%, 2/3/20(k)	10,415,000	10,463,789

		73,123,948

Diversified Financial Services (1.0%)
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.46%), 3.062%, 6/25/21(k)§	3,500,000	3,493,233
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 0.38%), 3.178%, 6/30/21(k)	10,000,000	10,001,066

		13,494,299

Insurance (4.3%)
Allstate Corp. (The)
(ICE LIBOR USD 3 Month + 0.43%), 3.031%, 3/29/21(k)	400,000	399,693
American International Group, Inc.
2.300%, 7/16/19	4,000,000	3,992,557
Assurant, Inc.
(ICE LIBOR USD 3 Month + 1.25%), 3.860%, 3/26/21(k)	3,100,000	3,097,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.14%), 3.901%, 4/20/20(k)§	$5,400,000	$5,432,914
(ICE LIBOR USD 3 Month + 1.23%), 4.038%, 7/1/22(k)§	9,200,000	9,251,299
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 3.081%, 6/11/21(k)§	13,000,000	13,017,487
Marsh & McLennan Cos., Inc.
(ICE LIBOR USD 3 Month + 1.20%), 3.801%, 12/29/21(k)	1,800,000	1,815,852
Metropolitan Life Global Funding I
(ICE LIBOR USD 3 Month + 0.22%), 2.845%, 9/19/19(k)§	7,500,000	7,507,692
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.32%), 3.054%, 8/6/21(k)§	1,500,000	1,501,340
Protective Life Global Funding
1.722%, 4/15/19§	1,000,000	999,574
(ICE LIBOR USD 3 Month + 0.52%), 3.117%, 6/28/21(k)§	5,000,000	5,005,478
Reliance Standard Life Global Funding II
2.500%, 1/15/20§	2,000,000	1,992,650
3.050%, 1/20/21§	5,000,000	4,995,413

		59,009,081

Total Financials		286,686,625

Health Care (3.3%)
Health Care Equipment & Supplies (0.4%)
Becton Dickinson and Co.
2.675%, 12/15/19	1,500,000	1,495,320
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	3,000,000	2,990,211
(ICE LIBOR USD 3 Month + 0.75%), 3.375%, 3/19/21(k)	1,200,000	1,195,200

		5,680,731

Health Care Providers & Services (1.8%)
Cardinal Health, Inc.
(ICE LIBOR USD 3 Month + 0.77%), 3.381%, 6/15/22(k)	3,000,000	2,977,255
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.965%, 3/17/20(k)§	1,000,000	998,931
(ICE LIBOR USD 3 Month + 0.65%), 3.265%, 9/17/21(k)§	7,000,000	6,998,849
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.63%), 3.231%, 3/9/20(k)	1,900,000	1,903,889
(ICE LIBOR USD 3 Month + 0.72%), 3.321%, 3/9/21(k)	5,500,000	5,510,789
HCA, Inc.
6.500%, 2/15/20	6,000,000	6,162,000

		24,551,713

Pharmaceuticals (1.1%)
Bayer US Finance II LLC
2.125%, 7/15/19§	2,325,000	2,318,254
(ICE LIBOR USD 3 Month + 0.63%), 3.232%, 6/25/21(k)§	1,700,000	1,684,602
Bayer US Finance LLC
2.375%, 10/8/19§	9,807,000	9,772,098
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 3.084%, 8/20/21(k)	1,500,000	1,489,440

		15,264,394

Total Health Care		45,496,838

Industrials (4.6%)
Aerospace & Defense (0.6%)
Rockwell Collins, Inc.
1.950%, 7/15/19	3,000,000	2,991,353
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 3.247%, 11/10/20(k)	2,100,000	2,086,164
United Technologies Corp.
(ICE LIBOR USD 3 Month + 0.65%), 3.333%, 8/16/21(k)	2,700,000	2,709,853

		7,787,370

Airlines (0.4%)
Delta Air Lines, Inc.
2.875%, 3/13/20	2,584,000	2,579,349
2.600%, 12/4/20	2,300,000	2,282,520
Southwest Airlines Co.
2.750%, 11/6/19	1,200,000	1,196,280

		6,058,149

Building Products (0.1%)
Masco Corp.
3.500%, 4/1/21	1,150,000	1,153,346

Industrial Conglomerates (0.8%)
General Electric Co.
6.000%, 8/7/19	1,000,000	1,010,902
2.200%, 1/9/20	2,005,000	1,991,671
(ICE LIBOR USD 3 Month + 0.41%), 3.007%, 3/28/20(k)	1,000,000	990,330
(ICE LIBOR USD 3 Month + 1.00%), 3.611%, 3/15/23(k)	2,200,000	2,139,734
(ICE LIBOR USD 3 Month + 0.38%), 3.113%, 5/5/26(k)	5,200,000	4,555,343

		10,687,980

Machinery (0.2%)
CNH Industrial Capital LLC
4.375%, 11/6/20	1,000,000	1,017,658
Wabtec Corp.
(ICE LIBOR USD 3 Month + 1.30%), 3.911%, 9/15/21(k)	1,400,000	1,394,652

		2,412,310

Professional Services (0.1%)
Equifax, Inc.
(ICE LIBOR USD 3 Month + 0.87%), 3.554%, 8/15/21(k)	2,100,000	2,089,320

Road & Rail (0.6%)
ERAC USA Finance LLC
5.250%, 10/1/20§	2,000,000	2,064,576
Kansas City Southern
2.350%, 5/15/20	1,500,000	1,486,174
Norfolk Southern Corp.
5.900%, 6/15/19	2,500,000	2,515,255
Penske Truck Leasing Co. LP
2.500%, 6/15/19§	1,000,000	998,808
3.200%, 7/15/20§	1,500,000	1,503,353

		8,568,166

Trading Companies & Distributors (1.8%)
Air Lease Corp.
2.125%, 1/15/20	4,000,000	3,974,319
4.750%, 3/1/20	300,000	304,723
Aviation Capital Group LLC
6.750%, 4/6/21§	1,100,000	1,171,159

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.95%), 3.576%, 6/1/21(k)§	$2,100,000	$2,092,430
(ICE LIBOR USD 3 Month + 0.67%), 3.421%, 7/30/21(k)§	700,000	697,280
GATX Corp.
(ICE LIBOR USD 3 Month + 0.72%), 3.453%, 11/5/21(k)	200,000	198,888
International Lease Finance Corp.
5.875%, 4/1/19	6,600,000	6,599,946
6.250%, 5/15/19	9,806,000	9,842,570

		24,881,315

Total Industrials		63,637,956

Information Technology (2.5%)
Semiconductors & Semiconductor Equipment (1.3%)
Broadcom Corp.
2.375%, 1/15/20	13,500,000	13,424,843
QUALCOMM, Inc.
(ICE LIBOR USD 3 Month + 0.73%), 3.481%, 1/30/23(k)	5,100,000	5,104,642

		18,529,485

Software (0.4%)
VMware, Inc.
2.300%, 8/21/20	5,100,000	5,052,648

Technology Hardware, Storage & Peripherals (0.8%)
Dell International LLC
4.420%, 6/15/21§	1,350,000	1,385,181
Hewlett Packard Enterprise Co.
2.100%, 10/4/19§	9,200,000	9,172,222

		10,557,403

Total Information Technology		34,139,536

Materials (1.2%)
Construction Materials (0.4%)
Martin Marietta Materials, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 3.133%, 12/20/19(k)	3,600,000	3,594,060
(ICE LIBOR USD 3 Month + 0.65%), 3.313%, 5/22/20(k)	2,000,000	1,999,886

		5,593,946

Paper & Forest Products (0.8%)
Georgia-Pacific LLC
2.539%, 11/15/19§	10,420,000	10,401,087

Total Materials		15,995,033

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
American Tower Corp. (REIT)
2.800%, 6/1/20	6,000,000	5,997,208
5.900%, 11/1/21	1,250,000	1,340,411
3.375%, 5/15/24	800,000	804,747
AvalonBay Communities, Inc. (REIT)
(ICE LIBOR USD 3 Month + 0.43%), 3.217%, 1/15/21(k)	1,300,000	1,288,315
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 3.786%, 2/1/22(k)	2,400,000	2,391,970
Goodman US Finance Two LLC (REIT)
6.000%, 3/22/22§	1,500,000	1,605,545
Senior Housing Properties Trust (REIT)
3.250%, 5/1/19	2,000,000	1,998,213
SL Green Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 0.98%), 3.663%, 8/16/21(k)	1,000,000	996,287
Ventas Realty LP (REIT)
2.700%, 4/1/20	2,300,000	2,295,034
WEA Finance LLC (REIT)
2.700%, 9/17/19§	9,475,000	9,466,379

		28,184,109

Total Real Estate		28,184,109

Utilities (4.2%)
Electric Utilities (2.8%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 3.193%, 5/14/21(b)(k)§	5,800,000	5,807,115
(ICE LIBOR USD 3 Month + 0.65%), 3.251%, 3/11/22(k)	300,000	300,027
Emera US Finance LP
2.150%, 6/15/19	4,500,000	4,490,623
Kentucky Utilities Co.
3.250%, 11/1/20	5,000,000	5,030,858
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 3.029%, 8/21/20(k)	4,500,000	4,490,058
Series H
3.342%, 9/1/20	5,000,000	5,036,669
Pennsylvania Electric Co.
5.200%, 4/1/20	1,500,000	1,531,219
Progress Energy, Inc.
4.875%, 12/1/19	1,000,000	1,011,084
Public Service Co. of Oklahoma
5.150%, 12/1/19	2,500,000	2,537,383
Southern Co. (The)
2.350%, 7/1/21	8,000,000	7,915,403

		38,150,439

Gas Utilities (0.6%)
Dominion Energy Gas Holdings LLC
2.500%, 12/15/19	8,300,000	8,273,425

Independent Power and Renewable Electricity Producers (0.1%)
Southern Power Co.
(ICE LIBOR USD 3 Month + 0.55%), 3.183%, 12/20/20(k)§	1,400,000	1,390,732

Multi-Utilities (0.7%)
Consolidated Edison Co. of New York, Inc.
Series C
(ICE LIBOR USD 3 Month + 0.40%), 3.002%, 6/25/21(k)	3,600,000	3,596,169
Sempra Energy
(ICE LIBOR USD 3 Month + 0.25%), 3.037%, 7/15/19(k)	5,000,000	4,991,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.45%), 3.061%, 3/15/21(k)	$1,100,000	$1,090,219

		9,678,260

Total Utilities		57,492,856

Total Corporate Bonds		761,733,856

Loan Participation (0.0%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Las Vegas Sands LLC
(ICE LIBOR USD 1 Month + 1.75%), 4.249%, 3/27/25(k)	291,774	286,267

Total Consumer Discretionary		286,267

Total Loan Participation		286,267

Mortgage-Backed Securities (13.5%)
FHLMC
4.740%, 11/1/23(l)	1,622	1,646
4.802%, 1/1/34(l)	8,661	9,121
4.640%, 10/1/35(l)	6,452	6,761
4.676%, 11/1/35(l)	8,211	8,616
4.505%, 7/1/36(l)	260,058	269,416
4.254%, 9/1/36(l)	235,921	244,801
4.447%, 10/1/36(l)	152,128	158,939
FNMA
4.730%, 11/1/34(l)	156,594	163,319
4.413%, 1/1/35(l)	3,855	3,993
4.324%, 7/1/35(l)	30,126	31,426
4.613%, 12/1/35(l)	42,720	44,627
5.270%, 1/1/36(l)	27,090	28,529
4.545%, 3/1/36(l)	12,105	12,569
4.963%, 3/1/36(l)	38,058	39,881
3.597%, 3/1/44(l)	138,998	141,087
3.597%, 7/1/44(l)	1,770	1,797
3.597%, 10/1/44(l)	11,615	11,790
4.000%, 7/1/48	3,165,938	3,258,007
3.500%, 5/25/49 TBA	35,100,000	35,545,605
4.000%, 5/25/49 TBA	140,300,000	144,169,207

Total Mortgage-Backed Securities		184,151,137

Municipal Bonds (2.0%)
New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue Refunding, Series B
3.290%, 7/1/19	1,000,000	1,000,280
New York State Urban Development Corp., St Personal Income Tax
2.100%, 3/15/22	3,115,000	3,086,498
San Francisco City & County Redevelopment Agency, Affordable Housing Projects
2.193%, 8/1/19	1,750,000	1,745,887
State of California, High Speed Passenger Train, General Obligation Bonds, Series C
(ICE LIBOR USD 1 Month + 0.78%, 11.00% Cap), 3.270%, 4/1/47(k)	7,000,000	7,028,000
State of Mississippi, Refunding, Series C
(ICE LIBOR USD 1 Month + 0.40%, 11.00% Cap), 2.882%, 11/1/28(k)	10,000,000	10,021,600
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds, Series 2014B, AGM
3.195%, 9/1/19	500,000	501,180
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47	780,000	778,245
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series B
(ICE LIBOR USD 1 Month + 1.10%, 12.00% Cap), 2.772%, 1/1/42(k)	3,000,000	3,033,240

Total Municipal Bonds		27,194,930

U.S. Government Agency Security (0.7%)
FHLMC
1.600%, 7/26/19	10,000,000	9,972,133

Total U.S. Government Agency Security		9,972,133

U.S. Treasury Obligations (58.5%)
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/22 TIPS	16,042,810	15,874,486
0.625%, 4/15/23 TIPS	1,165,376	1,173,433
0.125%, 7/15/24 TIPS	14,841,120	14,650,388
0.250%, 1/15/25 TIPS#	9,564,570	9,459,883
0.750%, 7/15/28 TIPS	47,029,913	48,053,914
U.S. Treasury Notes
2.000%, 1/31/20(z)	121,200,000	120,809,882
2.500%, 1/31/21(z)	587,400,000	589,437,514

Total U.S. Treasury Obligations		799,459,500

Total Long-Term Debt Securities (158.8%) (Cost $2,164,730,646)		2,171,211,638

SHORT-TERM INVESTMENTS:
Certificate of Deposit (1.0%)
First Republic Bank
2.95%, 4/22/19§	14,000,000	13,999,590

Commercial Paper (0.6%)
AT&T, Inc.
2.96%, 5/28/19(n)(p)	2,800,000	2,786,700
CNH Industrial Capital LLC
3.23%, 5/9/19(n)(p)	1,400,000	1,395,113
Energy Transfer Operating LP
3.31%, 4/22/19(n)(p)	3,700,000	3,692,529

Total Commercial Paper		7,874,342

Repurchase Agreements (0.3%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $819,174, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $835,380.(xx)	819,000	819,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $1,020,214.(xx)	$1,000,000	$1,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $107,136.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		3,919,000

Total Short-Term Investments (1.9%) (Cost $25,793,621)		25,792,932

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
U.S. Treasury 10 Year Note 05/24/2019 at USD 138.00, American Style Notional Amount: USD 21,000,000 Exchange Traded*	210	3,281
U.S. Treasury 5 Year Note 05/24/2019 at USD 122.50, American Style Notional Amount: USD 62,800,000 Exchange Traded*	628	9,813
U.S. Treasury 5 Year Note 05/24/2019 at USD 127.00, American Style Notional Amount: USD 25,000,000 Exchange Traded*	250	—

Total Options Purchased (0.0%) (Cost $9,473)		13,094

Total Investments in Securities (160.7%) (Cost $2,190,533,740)		2,197,017,664
Other Assets Less Liabilities (-60.7%)		(829,942,986)

Net Assets (100%)		$1,367,074,678

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $396,232,588 or 29.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $586,513.

(b)	Rule 144A Illiquid Security. At March 31, 2019, the market value of these securities amounted to $27,020,717 or 2.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $1,820,645 or 0.1% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)	At March 31, 2019, the Portfolio had loaned securities with a total value of $3,827,444. This was collateralized by cash of $3,919,000 which was subsequently invested in joint repurchase agreements.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

ARM — Adjustable Rate Mortgage

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

MRFC — Mellon Residential Funding Corp.

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

STRIPS —

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Eurodollar	860	6/2019	USD	209,528,250	136,337
3 Month Eurodollar	1,130	9/2019	USD	275,550,500	408,461

					544,798

Short Contracts
U.S. Treasury 10 Year Note	(273)	6/2019	USD	(33,911,719)	(533,359)
U.S. Treasury 5 Year Note	(5,429)	6/2019	USD	(628,830,890)	(5,970,298)
U.S. Treasury Ultra Bond	(65)	6/2019	USD	(10,920,000)	(398,449)
3 Month Eurodollar	(856)	6/2022	USD	(209,292,000)	(707,916)

					(7,610,022)

					(7,065,224)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$191,814,145	$—	$191,814,145
Collateralized Mortgage Obligations	—	127,416,295	—	127,416,295
Commercial Mortgage-Backed Securities	—	69,183,375	—	69,183,375
Corporate Bonds
Communication Services	—	52,767,464	—	52,767,464
Consumer Discretionary	—	117,182,853	—	117,182,853
Consumer Staples	—	36,675,003	—	36,675,003
Energy	—	23,475,583	—	23,475,583
Financials	—	286,686,625	—	286,686,625
Health Care	—	45,496,838	—	45,496,838
Industrials	—	63,637,956	—	63,637,956
Information Technology	—	34,139,536	—	34,139,536
Materials	—	15,995,033	—	15,995,033
Real Estate	—	28,184,109	—	28,184,109
Utilities	—	57,492,856	—	57,492,856
Futures	544,798	—	—	544,798
Loan Participation
Consumer Discretionary	—	286,267	—	286,267
Mortgage-Backed Securities	—	184,151,137	—	184,151,137
Municipal Bonds	—	27,194,930	—	27,194,930
Options Purchased
Call Options Purchased	13,094	—	—	13,094
Short-Term Investments
Certificate of Deposit	—	13,999,590	—	13,999,590
Commercial Paper	—	7,874,342	—	7,874,342
Repurchase Agreements	—	3,919,000	—	3,919,000
U.S. Government Agency Security	—	9,972,133	—	9,972,133
U.S. Treasury Obligations	—	799,459,500	—	799,459,500

Total Assets	$557,892	$2,197,004,570	$—	$2,197,562,462

Liabilities:
Futures	$(7,610,022)	$—	$—	$(7,610,022)

Total Liabilities	$(7,610,022)	$—	$—	$(7,610,022)

Total	$(7,052,130)	$2,197,004,570	$—	$2,189,952,440

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,234,860
Aggregate gross unrealized depreciation	(7,755,145)

Net unrealized appreciation	$4,479,715

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,185,472,725

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.1%)
Aircraft Certificate Owner Trust,
Series 2003-1A E
7.001%, 9/20/22(b)§		$49,307	$49,924
Ally Auto Receivables Trust,
Series 2018-3 A2
2.720%, 5/17/21		824,995	825,085
Ally Master Owner Trust,
Series 2018-3 A
2.804%, 7/15/22(l)		700,000	699,814
American Express Credit Account Master Trust,
Series 2017-4 A
1.640%, 12/15/21		1,300,000	1,298,420
AmeriCredit Automobile Receivables Trust,
Series 2017-3 A2A
1.690%, 12/18/20		25,187	25,157
Atlas Senior Loan Fund IV Ltd.,
Series 2013-2A A1RR
3.364%, 2/17/26(l)§		354,314	353,210
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-1A A
2.990%, 6/20/22§		207,000	207,284
Series 2018-2A A
4.000%, 3/20/25§		365,000	376,868
B&M CLO Ltd.,
Series 2014-1A A1R
3.509%, 4/16/26(l)§		742,953	739,850
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A
2.710%, 2/17/26§		615,000	610,773
Capital One Multi-Asset Execution Trust,
Series 2016-A1 A1
2.934%, 2/15/22(l)		800,000	800,115
CarMax Auto Owner Trust,
Series 2015-4 A3
1.560%, 11/16/20		50,543	50,459
Chase Issuance Trust,
Series 2017-A1 A
2.784%, 1/15/22(l)		800,000	801,074
CIFC Funding Ltd.,
Series 2015-5A A1R
3.631%, 10/25/27(l)§		1,000,000	995,499
CLUB Credit Trust,
Series 2017-P2 A
2.610%, 1/15/24§		98,947	98,548
CNH Equipment Trust,
Series 2015-A A4
1.850%, 4/15/21		132,542	132,424
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1 A
3.390%, 7/15/25§		126,651	126,771
Continental Airlines Pass-Through Trust,
Series 2010-1 A
4.750%, 1/12/21		295,183	299,080
CPS Auto Receivables Trust,
Series 2017-D A
1.870%, 3/15/21§		81,824	81,690
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
3.929%, 1/16/26(l)§		470,124	470,118
CVS Pass-Through Trust,
5.789%, 1/10/26§		234,751	251,379
Dorchester Park CLO DAC,
Series 2015-1A AR
3.661%, 4/20/28(l)§		800,000	795,606
DT Auto Owner Trust,
Series 2018-1A A
2.590%, 5/17/21§		93,339	93,270
Emerald Bay SA,
(Zero Coupon), 10/8/20§	EUR	1,054,000	1,128,381
Evans Grove CLO Ltd.,
Series 2018-1A A1
3.549%, 5/28/28(l)§		$800,000	792,660
Exeter Automobile Receivables Trust,
Series 2017-2A A
2.110%, 6/15/21§		11,498	11,491
Series 2018-1A A
2.210%, 5/17/21§		67,229	67,164
Series 2018-2A A
2.790%, 7/15/21§		127,719	127,701
Figueroa CLO Ltd.,
Series 2013-2A A1RR
3.483%, 6/20/27(l)§		800,000	796,275
Flagship Credit Auto Trust,
Series 2016-4 A2
1.960%, 2/16/21§		14,019	14,014
Series 2016-4 D
3.890%, 11/15/22§		170,000	170,922
Series 2017-2 A
1.850%, 7/15/21§		60,583	60,411
Series 2017-3 A
1.880%, 10/15/21§		86,415	86,089
Series 2017-4 A
2.070%, 4/15/22§		85,624	85,199
Flagship VII Ltd.,
Series 2013-7A A1R
3.881%, 1/20/26(l)§		200,776	200,775
Ford Credit Auto Owner Trust,
Series 2014-2 A
2.310%, 4/15/26§		412,000	410,875
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2 A1
1.980%, 1/15/22		447,000	444,196
Series 2017-1 A1
2.070%, 5/15/22		400,000	397,050
GMF Floorplan Owner Revolving Trust,
Series 2016-1 A1
1.960%, 5/17/21§		431,000	430,609
Series 2018-2 A2
2.864%, 3/15/23(l)§		1,000,000	995,031
Hertz Vehicle Financing II LP,
Series 2017-1A A
2.960%, 10/25/21§		420,000	418,859
Series 2019-1A A
3.710%, 3/25/23§		310,000	313,561
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR
3.477%, 7/15/26(l)§		430,471	428,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
3.623%, 1/17/28(l)§	$1,000,000	$993,934
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
3.619%, 5/15/28(l)§	800,000	800,365
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R
3.687%, 4/15/28(l)§	1,000,000	990,509
LP Credit Card ABS Master Trust,
Series 2018-1 A
4.053%, 8/20/24(l)§	845,936	844,031
Marlette Funding Trust,
Series 2017-1A A
2.827%, 3/15/24§	2,611	2,611
Series 2017-2A A
2.390%, 7/15/24§	4,716	4,714
Series 2017-3A A
2.360%, 12/15/24§	23,592	23,558
Series 2017-3A B
3.010%, 12/15/24§	100,000	99,771
Series 2018-1A A
2.610%, 3/15/28§	110,321	110,086
Series 2018-3A A
3.200%, 9/15/28§	101,532	101,637
Series 2018-4A A
3.710%, 12/15/28§	193,328	194,650
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
3.980%, 4/18/25(l)§	408,102	408,113
Nissan Master Owner Trust Receivables,
Series 2016-A A1
3.124%, 6/15/21(l)	1,300,000	1,304,765
Octagon Investment Partners XIX Ltd.,
Series 2014-1A AR
3.887%, 4/15/26(l)§	407,358	407,354
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	800,000	808,878
Prosper Marketplace Issuance Trust,
Series 2017-2A B
3.480%, 9/15/23§	66,771	66,741
SBA Tower Trust (REIT),
3.156%, 10/8/20§	351,000	350,475
SLM Private Education Loan Trust,
Series 2013-B A2A
1.850%, 6/17/30§	192,453	191,893
SoFi Consumer Loan Program LLC,
Series 2016-2 A
3.090%, 10/27/25§	42,653	42,613
Series 2016-3 A
3.050%, 12/26/25§	64,451	64,459
Series 2017-2 A
3.280%, 2/25/26§	84,050	84,147
Series 2017-3 A
2.770%, 5/25/26§	94,103	93,946
Series 2017-5 A2
2.780%, 9/25/26§	275,000	274,127
Series 2017-6 A1
2.200%, 11/25/26§	148,240	147,816
Series 2017-6 A2
2.820%, 11/25/26§	160,000	159,222
SoFi Consumer Loan Program Trust,
Series 2018-1 A1
2.550%, 2/25/27§	130,862	130,417
Series 2018-3 A2
3.670%, 8/25/27§	199,000	200,673
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§	599,873	599,168
Staniford Street CLO Ltd.,
Series 2014-1A AR
3.791%, 6/15/25(l)§	333,570	333,653
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
3.923%, 1/17/26(l)§	441,560	441,557
Series 2013-1A A2R
3.943%, 1/17/26(l)§	441,560	439,682
TICP CLO III-2 Ltd.,
Series 2018-3R A
3.601%, 4/20/28(l)§	600,000	594,955
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	23,680	24,287
Series 2004-20C 1
4.340%, 3/1/24	225,917	229,869
Series 2005-20B 1
4.625%, 2/1/25	22,810	23,437
Series 2008-20G 1
5.870%, 7/1/28	340,816	363,234
Venture XII CLO Ltd.,
Series 2012-12A ARR
3.429%, 2/28/26(l)§	1,000,000	995,370
Venture XVII CLO Ltd.,
Series 2014-17A ARR
3.667%, 4/15/27(l)§	800,000	792,994
Westlake Automobile Receivables Trust,
Series 2019-1A A1
2.768%, 2/18/20§	350,869	350,922
WhiteHorse X Ltd.,
Series 2015-10A A1R
3.703%, 4/17/27(l)§	800,000	796,391
World Financial Network Credit Card Master Trust,
Series 2017-B A
1.980%, 6/15/23	305,000	304,078
Series 2018-A A
3.070%, 12/16/24	515,000	517,671
Series 2018-B M
3.810%, 7/15/25	240,000	243,838
World Omni Auto Receivables Trust,
Series 2018-B A2
2.570%, 7/15/21	572,026	571,765

Total Asset-Backed Securities		34,086,889

Collateralized Mortgage Obligations (1.6%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
4.194%, 9/25/35(l)	115,646	108,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36		$762,458	$713,029
Series 2005-J12 2A1
3.026%, 8/25/35(l)		586,364	389,482
Series 2006-OA22 A1
2.646%, 2/25/47(l)		155,449	147,399
Series 2006-OA6 1A2
2.696%, 7/25/46(l)		55,181	52,571
Series 2006-OC7 2A2A
2.656%, 7/25/46(l)		409,659	394,982
Series 2007-14T2 A1
6.000%, 7/25/37		527,440	378,363
Series 2007-OH1 A1D
2.696%, 4/25/47(l)		104,168	91,032
American Home Mortgage Investment Trust,
Series 2004-3 5A
4.237%, 10/25/34(l)		6,171	6,160
Banc of America Funding Trust,
Series 2004-A 1A3
4.746%, 9/20/34(l)		36,711	37,489
Series 2006-H 4A2
4.463%, 9/20/46(l)		233,391	209,088
Series 2006-J 4A1
4.660%, 1/20/47(l)		14,233	13,595
BCAP LLC Trust,
Series 2011-RR8 2A1
3.830%, 8/26/37(l)§		137,657	138,108
Series 2013-RR1 10A2
6.045%, 10/26/36(l)§		680,264	669,933
Series 2014-RR5 1A3
2.940%, 1/26/36(l)§		304,258	299,940
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.260%, 9/25/35(l)		185,202	152,051
Series 2006-4 21A1
3.951%, 8/25/36(l)		65,275	57,585
Bear Stearns ARM Trust,
Series 2003-9 2A1
4.683%, 2/25/34(l)		52,540	53,490
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
2.650%, 12/25/46(l)		705,136	670,025
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
4.335%, 1/26/36(l)		85,967	77,351
Bellemeade Re Ltd.,
Series 2018-2A M1B
3.836%, 8/25/28(l)§		245,000	245,072
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.923%, 8/25/34(l)		4,052	3,848
Series 2005-11 3A1
2.838%, 4/25/35(l)		101,021	90,496
Series 2005-2 1A1
3.125%, 3/25/35(l)		54,673	49,310
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
4.455%, 8/25/35(l)		18,133	18,198
Series 2009-7 5A2
5.500%, 12/25/35§		519,527	418,721
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
4.174%, 5/25/35(l)		57,071	57,505
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		595,437	483,394
Eagle RE Ltd.,
Series 2018-1 M1
4.186%, 11/25/28(l)§		156,044	156,617
EMF NL BV,
Series 2008-2X A2
0.692%, 7/17/41(l)(m)	EUR	765,000	804,762
EMF-NL Prime BV,
Series 2008-APRX A2
0.492%, 4/17/41(l)(m)		268,181	282,659
Eurosail-UK plc,
Series 2007-4X A3
1.793%, 6/13/45(l)(m)	GBP	905,718	1,167,321
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2 M2
4.686%, 9/25/24(l)		$159,246	162,313
Series 2015-DN1 M3
6.635%, 1/25/25(l)		221,127	236,492
Series 2015-DNA1 M2
4.336%, 10/25/27(l)		81,478	82,333
Series 2015-DNA2 M2
5.086%, 12/25/27(l)		200,728	203,232
Series 2015-DNA3 M2
5.335%, 4/25/28(l)		120,099	122,955
Series 2015-HQ2 M2
4.435%, 5/25/25(l)		195,805	199,042
Series 2015-HQA1 M2
5.136%, 3/25/28(l)		69,208	70,134
Series 2016-DNA1 M2
5.385%, 7/25/28(l)		164,323	167,177
Series 2016-DNA4 M2
3.786%, 3/25/29(l)		391,400	393,294
Series 2016-HQA1 M2
5.236%, 9/25/28(l)		144,155	146,274
Series 2016-HQA2 M2
4.736%, 11/25/28(l)		167,756	170,180
FNMA,
Series 2013-C01 M2
7.736%, 10/25/23(l)		182,882	206,553
Series 2014-C01 M1
4.086%, 1/25/24(l)		18,934	18,969
Series 2014-C04 1M2
7.386%, 11/25/24(l)		262,792	294,961
Series 2014-C04 2M2
7.486%, 11/25/24(l)		201,542	224,932
Series 2015-C01 2M2
7.036%, 2/25/25(l)		86,798	92,890
Series 2016-C01 2M2
9.435%, 8/25/28(l)		288,727	334,078
Series 2016-C03 1M1
4.485%, 10/25/28(l)		41,869	42,186
Series 2016-C04 1M1
3.935%, 1/25/29(l)		50,200	50,387
Series 2016-C05 2M1
3.836%, 1/25/29(l)		12,919	12,931
GNMA,
Series 2015-H20 FB
3.109%, 8/20/65(l)		630,982	630,374
Series 2016-H11 F
3.309%, 5/20/66(l)		696,015	700,881
Series 2016-H15 FA
3.309%, 7/20/66(l)		870,060	874,308
Series 2017-H10 FB
3.247%, 4/20/67(l)		1,696,823	1,725,579

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		$648,167	$523,755
Series 2005-AR6 2A1
4.519%, 9/25/35(l)		109,448	111,536
Series 2006-2F 2A13
5.750%, 2/25/36		2	2
Series 2006-AR2 2A1
4.204%, 4/25/36(l)		124,648	111,123
Series 2007-AR1 2A1
4.153%, 3/25/47(l)		337,441	301,093
HarborView Mortgage Loan Trust,
Series 2006-13 A
2.662%, 11/19/46(l)		98,566	82,905
Impac CMB Trust,
Series 2003-8 2A1
3.386%, 10/25/33(l)		2,740	2,719
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
2.756%, 7/25/35(l)		326,203	264,724
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.953%, 8/25/35(l)		569,298	506,604
Series 2006-AR39 A1
2.666%, 2/25/37(l)		801,455	761,959
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
4.065%, 8/25/34(l)		69,925	69,478
Series 2007-A1 3A3
4.329%, 7/25/35(l)		86,230	88,264
Series 2007-S3 1A90
7.000%, 8/25/37		67,692	56,227
Kensington Mortgage Securities plc,
Series 2007-1X A3C
2.763%, 6/14/40(l)(m)		870,156	848,734
Lehman XS Trust,
Series 2006-4N A1C1
2.716%, 4/25/46(l)		152,524	149,594
Ludgate Funding plc,
Series 2007-1 A2A
1.072%, 1/1/61(l)(m)	GBP	818,664	992,839
Series 2008-W1X A1
1.512%, 1/1/61(l)(m)		121,208	152,682
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
4.185%, 12/25/32(l)		$23,787	23,722
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
2.720%, 4/25/36(l)		541,747	511,686
Nomura Resecuritization Trust,
Series 2014-7R 2A3
2.690%, 12/26/35(l)§		647,895	642,484
PMT Credit Risk Transfer Trust,
Series 2019-1R A
4.484%, 3/27/24(l)§		120,398	120,686
Radnor RE Ltd.,
Series 2019-1 M1B
4.435%, 2/25/29(l)§		235,000	235,863
RALI Trust,
Series 2005-QO2 A1
3.757%, 9/25/45(l)		467,858	431,709
Series 2006-QA6 A1
2.675%, 7/25/36(l)		834,843	764,397
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
2.830%, 1/25/36(l)§		402,262	392,984
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		18,445	12,714
Series 2006-A12 A1
6.250%, 11/25/36		188,851	120,818
Sequoia Mortgage Trust,
Series 10 2A1
3.245%, 10/20/27(l)		4,585	4,401
Series 2003-4 2A1
2.835%, 7/20/33(l)		23,944	23,087
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
2.732%, 7/19/35(l)		108,863	106,381
Series 2006-AR3 11A1
2.700%, 4/25/36(l)		718,522	669,900
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
3.644%, 11/25/36(l)		591,987	557,826
Series 2006-AR9 1A
3.397%, 8/25/46(l)		205,019	191,538
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 2M1
5.335%, 11/25/25 (b)(l)§		247	247

Total Collateralized Mortgage Obligations			25,434,803

Commercial Mortgage-Backed Securities (2.1%)
Ashford Hospitality Trust,
Series 2018-ASHF A
3.384%, 4/15/35(l)§		307,021	304,818
Series 2018-KEYS A
3.484%, 5/15/35(l)§		350,000	349,563
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF
3.484%, 11/15/33(l)§		565,000	563,466
BHMS Mortgage Trust,
Series 2018-ATLS A
3.734%, 7/15/35(l)§		330,000	329,485
Braemar Hotels & Resorts Trust,
Series 2018-PRME A
3.304%, 6/15/35(l)§		300,000	295,531
BX Trust,
Series 2017-IMC A
3.534%, 10/15/32(l)§		300,000	299,064
Series 2018-EXCL A
3.571%, 9/15/37(l)§		301,978	301,466
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4
3.544%, 11/15/50		470,000	477,105
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§		630,000	638,762

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B
3.732%, 4/10/46(l)	$235,000	$237,493
Series 2015-GC27 A5
3.137%, 2/10/48	596,977	599,950
Series 2016-C1 A4
3.209%, 5/10/49	606,000	609,539
COMM Mortgage Trust,
Series 2012-CR5 E
4.320%, 12/10/45(l)§	250,000	236,756
Series 2013-SFS A1
1.873%, 4/12/35§	143,790	140,255
Series 2014-UBS4 A5
3.694%, 8/10/47	495,000	512,624
Series 2015-CR26 ASB
3.373%, 10/10/48	3,000,000	3,057,569
Series 2015-DC1 A5
3.350%, 2/10/48	400,000	405,410
Series 2016-COR1 ASB
2.972%, 10/10/49	1,500,000	1,502,722
CSAIL Commercial Mortgage Trust,
Series 2015-C2 A4
3.504%, 6/15/57	121,432	124,270
Series 2015-C3 A4
3.718%, 8/15/48	302,887	313,457
Series 2015-C4 A4
3.808%, 11/15/48	400,000	415,917
CSMC Trust,
Series 2016-MFF D
7.084%, 11/15/33(l)§	170,000	169,926
DBWF Mortgage Trust,
Series 2018-GLKS A
3.512%, 11/19/35(l)§	203,119	203,248
Great Wolf Trust,
Series 2017-WOLF A
3.484%, 9/15/34(l)§	289,000	288,278
GS Mortgage Securities Corp. II,
Series 2013-KING A
2.706%, 12/10/27§	522,146	521,309
Series 2015-GC30 AAB
3.120%, 5/10/50	1,000,000	1,010,661
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§	800,000	803,204
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§	4,623,000	4,698,350
Series 2013-G1 A2
3.557%, 4/10/31(l)§	507,108	511,820
Series 2014-GC18 C
4.991%, 1/10/47(l)	350,000	363,562
Series 2018-GS9 A4
3.992%, 3/10/51(l)	510,000	539,198
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2 D
5.599%, 11/15/43(l)§	330,600	333,192
Series 2012-C6 E
5.157%, 5/15/45(l)§	189,221	174,628
Series 2012-C8 AS
3.424%, 10/15/45§	400,000	404,138
Series 2012-C8 C
4.604%, 10/15/45(l)§	280,000	286,183
Series 2012-LC9 E
4.383%, 12/15/47(l)§	455,400	432,785
Series 2018-LAQ A
3.484%, 6/15/32(l)§	995,744	991,381
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	510,000	530,029
Series 2014-C22 XA
0.866%, 9/15/47 IO(l)	7,381,833	272,655
Series 2015-C31 A3
3.801%, 8/15/48	329,944	343,331
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7 XA
1.083%, 9/15/50 IO(l)	2,312,044	149,275
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	271,069	270,356
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47	800,000	818,852
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D
5.000%, 7/15/56	173,000	161,174
Series 2014-CPT B
3.445%, 7/13/29(l)§	800,000	805,426
Series 2015-XLF2 SNMA
4.434%, 11/15/26(l)§	131,298	131,139
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	4,590,000	4,688,751
Starwood Retail Property Trust,
Series 2014-STAR A
3.704%, 11/15/27(l)§	521,131	520,155
UBS Commercial Mortgage Trust,
Series 2018-C10 A4
4.313%, 5/15/51	400,000	431,887
Series 2018-C8 A4
3.983%, 2/15/51	335,000	352,501
Series 2018-C9 A4
4.117%, 3/15/51(l)	510,000	542,432
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5
2.850%, 12/10/45	465,583	466,716
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.312%, 11/15/49(l)	275,000	278,224

Total Commercial Mortgage-Backed Securities		34,209,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Corporate Bonds (13.7%)
Communication Services (1.0%)
Diversified Telecommunication Services (0.4%)
Altice France SA
7.375%, 5/1/26§		$500,000	$491,250
AT&T, Inc.
3.600%, 2/17/23		150,000	152,807
3.400%, 5/15/25		625,000	620,273
4.125%, 2/17/26		313,000	319,451
4.350%, 3/1/29		1,115,000	1,136,203
CCO Holdings LLC
5.500%, 5/1/26§		173,000	178,190
Deutsche Telekom International Finance BV
2.225%, 1/17/20§		1,100,000	1,093,861
Sprint Capital Corp.
6.900%, 5/1/19		700,000	701,750
Telstra Corp. Ltd.
4.800%, 10/12/21§		800,000	834,841
Verizon Communications, Inc.
4.862%, 8/21/46		168,000	178,093

			5,706,719

Entertainment (0.0%)
Warner Media LLC
3.400%, 6/15/22		76,000	76,844
3.600%, 7/15/25		320,000	318,780

			395,624

Media (0.4%)
Altice Financing SA
6.625%, 2/15/23§		1,000,000	1,022,500
Altice Finco SA
7.625%, 2/15/25(x)§		200,000	180,500
Altice Luxembourg SA
7.625%, 2/15/25(x)§		500,000	438,750
Charter Communications Operating LLC
4.464%, 7/23/22		800,000	825,680
4.908%, 7/23/25		1,600,000	1,688,640
Cox Communications, Inc.
2.950%, 6/30/23§		125,000	124,076
CSC Holdings LLC
6.750%, 11/15/21		65,000	69,472
5.375%, 2/1/28§		500,000	500,650
DISH DBS Corp.
7.875%, 9/1/19		900,000	913,500
Time Warner Cable LLC
5.000%, 2/1/20		867,000	881,306
4.500%, 9/15/42		290,000	253,576

			6,898,650

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA
6.625%, 10/15/26§		200,000	209,441
Sprint Communications, Inc.
7.000%, 8/15/20		800,000	827,000
Sprint Spectrum Co. LLC
3.360%, 9/20/21§		500,000	498,650
4.738%, 3/20/25§		340,000	343,842
Vodafone Group plc
3.750%, 1/16/24		800,000	807,243

			2,686,176

Total Communication Services			15,687,169

Consumer Discretionary (0.4%)
Auto Components (0.0%)
Panther BF Aggregator 2 LP
4.375%, 5/15/26§	EUR	175,000	199,959

Automobiles (0.3%)
Daimler Finance North America LLC
1.750%, 10/30/19§		$500,000	496,765
2.250%, 3/2/20§		775,000	770,369
3.100%, 5/4/20§		800,000	801,356
Volkswagen Group of America Finance LLC
2.450%, 11/20/19§		800,000	797,160
(ICE LIBOR USD 3 Month + 0.77%), 3.458%, 11/13/20(k)§		700,000	702,351
3.875%, 11/13/20§		700,000	708,537
(ICE LIBOR USD 3 Month + 0.94%), 3.638%, 11/12/21(k)§		700,000	702,255
4.000%, 11/12/21§		700,000	713,204

			5,691,997

Internet & Direct Marketing Retail (0.1%)
eBay, Inc.
2.600%, 7/15/22		700,000	690,117
Expedia Group, Inc.
3.800%, 2/15/28		281,000	270,491

			960,608

Total Consumer Discretionary			6,852,564

Consumer Staples (0.8%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 1/23/49		100,000	109,729
Bacardi Ltd.
4.450%, 5/15/25§		800,000	808,256
Constellation Brands, Inc.
2.250%, 11/6/20		1,000,000	989,772
Keurig Dr Pepper, Inc.
3.551%, 5/25/21§		800,000	808,423
Pernod Ricard SA
4.250%, 7/15/22§		900,000	932,846

			3,649,026

Food & Staples Retailing (0.0%)
Woolworths Group Ltd.
4.550%, 4/12/21§		600,000	614,699

Food Products (0.4%)
Campbell Soup Co.
3.300%, 3/15/21		1,000,000	1,005,057
Danone SA
2.589%, 11/2/23§		900,000	880,443
Kraft Heinz Foods Co.
4.000%, 6/15/23(x)		1,000,000	1,026,241
Minerva Luxembourg SA
5.875%, 1/19/28(m)		200,000	184,250
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21§		700,000	683,129
Tyson Foods, Inc.
2.650%, 8/15/19		1,858,000	1,855,858
3.950%, 8/15/24		277,000	284,838
4.000%, 3/1/26		38,000	38,798
4.350%, 3/1/29		43,000	44,314

			6,002,928

Household Products (0.0%)
Spectrum Brands, Inc.
5.750%, 7/15/25		227,000	228,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Tobacco (0.2%)
BAT Capital Corp.
2.764%, 8/15/22		$1,000,000	$981,109
BAT International Finance plc
3.250%, 6/7/22§		600,000	598,313
3.500%, 6/15/22§		600,000	602,874
Imperial Brands Finance plc
2.950%, 7/21/20§		700,000	697,743
Reynolds American, Inc.
6.875%, 5/1/20		160,000	166,398

			3,046,437

Total Consumer Staples			13,542,076

Energy (0.8%)
Energy Equipment & Services (0.1%)
Nabors Industries, Inc.
5.500%, 1/15/23(x)		96,000	91,949
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21§		95,833	91,880
6.350%, 12/1/26 PIK§		221,968	135,126
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§		159,814	152,019
6.720%, 12/1/26 PIK§		623,333	156,075
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 4/29/19(y)§		207,137	1,802
Transocean Poseidon Ltd.
6.875%, 2/1/27§		106,000	109,843

			738,694

Oil, Gas & Consumable Fuels (0.7%)
Antero Resources Corp.
5.125%, 12/1/22		47,000	47,249
Cenovus Energy, Inc.
5.700%, 10/15/19		33,462	33,607
3.000%, 8/15/22		225,000	220,745
Encana Corp.
3.900%, 11/15/21		415,000	423,022
Energy Transfer Operating LP
4.250%, 3/15/23		240,000	245,777
4.500%, 4/15/24		87,000	90,966
4.750%, 1/15/26		325,000	339,530
Enterprise Products Operating LLC
2.550%, 10/15/19		500,000	499,166
3.700%, 2/15/26		382,000	392,250
Hess Corp.
4.300%, 4/1/27		300,000	296,676
Kerr-McGee Corp.
6.950%, 7/1/24		400,000	457,560
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	199,108
Kinder Morgan, Inc.
3.150%, 1/15/23		375,000	375,829
Marathon Oil Corp.
3.850%, 6/1/25		165,000	167,422
Marathon Petroleum Corp.
5.125%, 12/15/26§		150,000	161,753
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§		900,000	911,780
Noble Energy, Inc.
4.150%, 12/15/21		132,000	135,162
3.900%, 11/15/24		234,000	235,745
3.850%, 1/15/28		475,000	468,379
ONEOK, Inc.
4.350%, 3/15/29		208,000	211,441
Petrobras Global Finance BV
6.125%, 1/17/22(x)		272,000	287,640
Petroleos Mexicanos
6.500%, 1/23/29		380,000	374,642
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 3.246%, 2/26/21(k)		1,000,000	999,589
Plains All American Pipeline LP
2.850%, 1/31/23		397,000	384,808
3.850%, 10/15/23		175,000	176,750
3.600%, 11/1/24		314,000	313,629
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		317,430	342,825
9.250%, 7/6/24(m)		317,431	342,825
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)		600,000	623,164
5.625%, 3/1/25		383,000	420,449
5.000%, 3/15/27		218,000	230,817
Sunoco LP
4.875%, 1/15/23		211,000	214,355
TransCanada PipeLines Ltd.
9.875%, 1/1/21		145,000	161,232
Western Midstream Operating LP
4.500%, 3/1/28		100,000	99,695
4.750%, 8/15/28		64,000	64,508
Williams Cos., Inc. (The)
4.125%, 11/15/20		172,000	174,819
4.500%, 11/15/23		675,000	708,103

			11,833,017

Total Energy			12,571,711

Financials (6.6%)
Banks (3.9%)
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)(r)	EUR	1,700,000	533,953
Banco Santander SA
3.500%, 4/11/22		$200,000	201,873
5.179%, 11/19/25		200,000	210,574
3.250%, 4/4/26(m)	EUR	300,000	363,795
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.00%), 3.779%, 4/24/23(k)		$600,000	606,771
4.100%, 7/24/23		900,000	939,930
4.125%, 1/22/24		1,700,000	1,777,747
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)		800,000	812,421
Series DD
(ICE LIBOR USD 3 Month + 4.55%), 6.300%, 3/10/26(k)(y)		83,000	89,640
Series L
3.950%, 4/21/25		850,000	860,633
Series Z
(ICE LIBOR USD 3 Month + 4.17%), 6.500%, 10/23/24(k)(y)		129,000	139,565
Bank of Nova Scotia (The)
2.500%, 1/8/21		87,000	86,673
Banque Federative du Credit Mutuel SA
2.750%, 10/15/20§		255,000	254,558
Barclays Bank plc
7.625%, 11/21/22		900,000	978,750
(ICE LIBOR USD 6 Month + 1.73%), 6.860%, 6/15/32(k)(y)§		51,000	52,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 4.807%, 8/10/21(k)		$1,300,000	$1,325,622
3.684%, 1/10/23		925,000	923,111
(ICE LIBOR USD 3 Month + 1.43%), 4.114%, 2/15/23(k)		700,000	694,072
(ICE LIBOR USD 3 Month + 1.40%), 4.610%, 2/15/23(k)		900,000	918,583
(BPSW1 + 1.32%), 2.375%, 10/6/23(k)(m)	GBP	400,000	517,659
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)		$200,000	201,783
3.250%, 2/12/27(m)	GBP	500,000	658,229
BB&T Corp.
2.625%, 6/29/20		$145,000	144,889
BNP Paribas SA
2.375%, 5/21/20		200,000	199,285
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25(k)§		300,000	311,206
Citibank NA
3.050%, 5/1/20		1,100,000	1,103,855
(ICE LIBOR USD 3 Month + 0.32%), 3.056%, 5/1/20(k)		1,100,000	1,101,739
2.850%, 2/12/21		500,000	500,990
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.96%), 3.731%, 4/25/22(k)		2,100,000	2,118,268
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23(k)(y)		115,000	116,581
3.875%, 3/26/25		722,000	725,874
Series Q
(ICE LIBOR USD 3 Month + 4.10%), 5.950%, 8/15/20(k)(y)		225,000	227,531
Commonwealth Bank of Australia
2.250%, 3/10/20§		346,000	344,461
2.300%, 3/12/20		250,000	249,000
Compass Bank
5.500%, 4/1/20		543,000	554,115
2.875%, 6/29/22		410,000	405,906
Cooperatieve Rabobank UA
6.875%, 3/19/20(m)	EUR	600,000	715,789
(ICE LIBOR USD 3 Month + 0.43%), 3.195%, 4/26/21(k)		$800,000	802,243
4.375%, 8/4/25		445,000	459,299
Credit Agricole SA
2.750%, 6/10/20§		250,000	250,007
3.375%, 1/10/22§		320,000	321,103
3.750%, 4/24/23§		800,000	806,754
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	812,485
3.800%, 6/9/23		255,000	258,986
3.750%, 3/26/25		1,800,000	1,812,108
Danske Bank A/S
5.375%, 1/12/24§		800,000	831,074
Dexia Credit Local SA
2.375%, 9/20/22§		1,400,000	1,390,168
Discover Bank
4.200%, 8/8/23		800,000	832,049
(USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28(k)		250,000	253,448
HSBC Bank USA NA
4.875%, 8/24/20		250,000	256,976
HSBC Holdings plc
4.250%, 3/14/24		200,000	204,431
(EURIBOR 3 Month + 1.36%), 1.500%, 12/4/24(k)(m)	EUR	800,000	924,862
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)		$201,000	206,587
ING Groep NV
(USD Swap Semi 5 Year + 5.12%), 6.875%, 4/16/22(k)(m)(y)		200,000	206,240
JPMorgan Chase & Co.
6.300%, 4/23/19		89,000	89,172
4.400%, 7/22/20		1,121,000	1,144,673
(ICE LIBOR USD 3 Month + 0.61%), 3.225%, 6/18/22(k)		1,000,000	999,764
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22(k)		1,000,000	1,012,982
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)		400,000	399,459
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)		263,000	267,860
Series V
(ICE LIBOR USD 3 Month + 3.32%), 5.000%, 7/1/19(k)(y)		300,000	297,975
KeyBank NA
2.250%, 3/16/20		250,000	248,920
Lloyds Banking Group plc
3.100%, 7/6/21		400,000	399,485
2.250%, 10/16/24(m)	GBP	500,000	644,088
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 3.263%, 3/7/25(k)	AUD	1,100,000	760,978
4.000%, 3/7/25		1,300,000	944,760
4.450%, 5/8/25		$800,000	826,086
4.582%, 12/10/25		332,000	334,953
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		286,000	285,261
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.355%, 3/2/23(k)		800,000	800,967
3.455%, 3/2/23		1,000,000	1,014,690
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24(k)		900,000	925,954
MUFG Bank Ltd.
2.300%, 3/5/20§		200,000	199,131
National Australia Bank Ltd.
2.625%, 7/23/20		250,000	249,589
3.625%, 6/20/23		800,000	818,804
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 3.133%, 5/17/21(k)§		800,000	789,960
PNC Bank NA
2.600%, 7/21/20		250,000	249,778
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21(k)(y)		260,000	275,600
3.875%, 9/12/23		800,000	803,569
Santander Holdings USA, Inc.
4.400%, 7/13/27		405,000	403,493
Santander UK Group Holdings plc
2.875%, 8/5/21		800,000	793,080
3.571%, 1/10/23		331,000	331,045
Santander UK plc
5.000%, 11/7/23§		795,000	815,470
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 3.113%, 5/17/21(k)§		800,000	801,649
3.250%, 5/17/21§		800,000	805,744
Societe Generale SA
4.250%, 9/14/23§		800,000	817,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Standard Chartered plc
(USD Swap Semi 5 Year + 6.30%), 7.500%, 4/2/22(k)(m)(y)	$200,000	$208,500
(ICE LIBOR USD 3 Month + 1.15%), 4.247%, 1/20/23(k)§	800,000	813,785
5.200%, 1/26/24§	200,000	210,326
(ICE LIBOR USD 3 Month + 1.51%), 4.260%, 1/30/27(k)(y)§	200,000	159,500
Svenska Handelsbanken AB
3.350%, 5/24/21	800,000	808,670
UBS Group Funding Switzerland AG
3.000%, 4/15/21§	1,000,000	998,911
4.125%, 9/24/25§	220,000	227,064
UniCredit SpA
7.830%, 12/4/23 (b)§	1,600,000	1,769,279
US Bancorp
Series J
(ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27(k)(y)	171,000	173,565
US Bank NA
3.150%, 4/26/21	1,000,000	1,009,620
Wells Fargo & Co.
3.069%, 1/24/23	318,000	318,270
(ICE LIBOR USD 3 Month + 1.23%), 3.974%, 10/31/23(k)	1,600,000	1,633,878
3.750%, 1/24/24	314,000	323,025
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.51%), 3.271%, 10/22/21(k)	600,000	601,723
3.550%, 8/14/23	900,000	923,394

		62,328,245

Capital Markets (1.2%)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	700,000	700,037
Series E
(ICE LIBOR USD 3 Month + 3.42%), 4.950%, 6/20/20(k)(y)	309,000	311,317
Blackstone CQP Holdco LP
6.000%, 8/18/21 (b)§	800,000	796,000
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23(k)§	600,000	589,805
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§	1,000,000	1,023,798
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 1.91%), 4.607%, 5/10/19(k)(x)	1,700,000	1,702,084
3.150%, 1/22/21	800,000	788,127
3.300%, 11/16/22	1,100,000	1,067,281
3.950%, 2/27/23	1,000,000	984,180
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	234,000	230,146
5.750%, 1/24/22	310,000	332,247
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	1,100,000	1,092,075
3.200%, 2/23/23	800,000	799,932
3.850%, 7/8/24	315,000	321,106
3.750%, 5/22/25	234,000	235,908
Series D
6.000%, 6/15/20	243,000	251,921
Series P
(ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22(k)(y)	213,000	196,769
ING Bank NV
5.800%, 9/25/23§	385,000	413,745
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)	231,000	243,705
Morgan Stanley
2.500%, 4/21/21	1,000,000	992,843
(ICE LIBOR USD 3 Month + 1.18%), 3.941%, 1/20/22(k)	700,000	706,002
5.000%, 11/24/25	300,000	320,571
3.125%, 7/27/26	800,000	779,135
4.350%, 9/8/26	891,000	912,300
Series J
(ICE LIBOR USD 3 Month + 3.81%), 5.550%, 7/15/20(k)(x)(y)	30,000	30,225
S&P Global, Inc.
4.400%, 2/15/26	316,000	338,462
UBS AG
(ICE LIBOR USD 3 Month + 0.58%), 3.175%, 6/8/20(k)§	1,000,000	1,004,898
2.450%, 12/1/20§	900,000	892,173
7.625%, 8/17/22	960,000	1,056,000

		19,112,792

Consumer Finance (0.8%)
AerCap Ireland Capital DAC
3.300%, 1/23/23	800,000	784,672
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 4.537%, 1/15/67 (b)(k)§	1,070,000	541,741
American Express Co.
3.375%, 5/17/21	800,000	810,256
3.400%, 2/27/23	1,000,000	1,013,476
Series C
(ICE LIBOR USD 3 Month + 3.29%), 4.900%, 3/15/20(k)(y)	125,000	123,750
Capital One Financial Corp.
3.300%, 10/30/24	398,000	392,652
Ford Motor Credit Co. LLC
2.459%, 3/27/20	800,000	793,251
2.425%, 6/12/20	800,000	789,803
3.200%, 1/15/21	1,700,000	1,674,927
5.875%, 8/2/21	236,000	244,032
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.93%), 3.727%, 4/13/20(k)	900,000	901,751
3.200%, 7/13/20	1,100,000	1,101,704
5.100%, 1/17/24	243,000	252,241
4.000%, 1/15/25	55,000	54,054
4.300%, 7/13/25	70,000	69,400
Harley-Davidson Financial Services, Inc.
2.150%, 2/26/20§	800,000	792,359
2.400%, 6/15/20(x)§	600,000	593,496
3.550%, 5/21/21§	800,000	799,945
Navient Corp.
4.875%, 6/17/19	552,000	552,718
6.625%, 7/26/21	260,000	271,050
Springleaf Finance Corp.
6.125%, 5/15/22	700,000	722,750
Synchrony Financial
4.500%, 7/23/25	326,000	326,609

		13,606,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Diversified Financial Services (0.3%)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§		$306,380	$310,117
GE Capital European Funding Unlimited Co.
2.250%, 7/20/20(m)	EUR	600,000	691,436
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25		$365,000	354,181
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.35%), 3.086%, 4/26/21(k)		700,000	700,793
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 0.38%), 3.178%, 6/30/21(k)		900,000	900,096
NTT Finance Corp.
1.900%, 7/21/21(m)		600,000	586,481
Private Export Funding Corp.
Series II
2.050%, 11/15/22		79,000	77,940
Synchrony Bank
3.650%, 5/24/21		1,000,000	1,010,507
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53(k)		91,000	89,799
Waha Aerospace BV
3.925%, 7/28/20§		167,250	166,623

			4,887,973

Insurance (0.3%)
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 7.803%, 2/12/23(k)§		1,341,802	1,351,865
Assurant, Inc.
4.200%, 9/27/23		1,000,000	1,020,550
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	233,520
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		100,000	156,693
New York Life Global Funding
1.950%, 2/11/20§		433,000	430,423
2.900%, 1/17/24§		900,000	903,978

			4,097,029

Thrifts & Mortgage Finance (0.1%)
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§		1,000,000	998,038
4.000%, 9/14/26§		435,000	419,084

			1,417,122

Total Financials			105,449,798

Health Care (0.7%)
Biotechnology (0.2%)
AbbVie, Inc.
2.900%, 11/6/22		800,000	797,256
Biogen, Inc.
4.050%, 9/15/25		360,000	368,758
Celgene Corp.
2.875%, 2/19/21		800,000	800,098
2.250%, 8/15/21		900,000	886,646
Gilead Sciences, Inc.
2.550%, 9/1/20		414,000	413,216

			3,265,974

Health Care Equipment & Supplies (0.1%)
Becton Dickinson and Co.
3.734%, 12/15/24		90,000	91,413
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19		900,000	908,470
2.700%, 4/1/20		171,000	170,442

			1,170,325

Health Care Providers & Services (0.2%)
Cigna Corp.
3.750%, 7/15/23§		105,000	107,611
4.125%, 11/15/25§		124,000	128,280
4.375%, 10/15/28§		165,000	171,389
CVS Health Corp.
3.125%, 3/9/20		800,000	801,860
3.700%, 3/9/23		900,000	914,144
4.100%, 3/25/25		205,000	210,333
4.300%, 3/25/28		205,000	207,987
HCA, Inc.
4.250%, 10/15/19		800,000	804,640
5.250%, 6/15/26		47,000	50,412
5.375%, 9/1/26		186,000	195,765

			3,592,421

Pharmaceuticals (0.2%)
Allergan Funding SCS
3.450%, 3/15/22		1,000,000	1,009,153
Bayer US Finance II LLC
3.875%, 12/15/23§		400,000	402,728
4.250%, 12/15/25§		1,000,000	1,009,561
Bayer US Finance LLC
2.375%, 10/8/19§		258,000	257,082
Mylan NV
3.750%, 12/15/20		600,000	605,862
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23§		390,000	409,290
Zoetis, Inc.
3.450%, 11/13/20		152,000	153,478

			3,847,154

Total Health Care			11,875,874

Industrials (0.9%)
Aerospace & Defense (0.1%)
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	258,600
Rockwell Collins, Inc.
2.800%, 3/15/22		800,000	795,298
TransDigm, Inc.
6.250%, 3/15/26§		127,000	131,966
United Technologies Corp.
3.950%, 8/16/25		301,000	313,125

			1,498,989

Air Freight & Logistics (0.0%)
XPO Logistics, Inc.
6.750%, 8/15/24§		175,000	178,500

Airlines (0.1%)
Delta Air Lines, Inc.
2.600%, 12/4/20		950,000	942,780
3.625%, 3/15/22		800,000	802,800

			1,745,580

Building Products (0.1%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§		1,100,000	1,074,934
CRH America Finance, Inc.
4.500%, 4/4/48§		1,000,000	916,891

			1,991,825

Commercial Services & Supplies (0.1%)
Brambles USA, Inc.
5.350%, 4/1/20§		700,000	714,974

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Industrial Conglomerates (0.0%)
Alfa SAB de CV
5.250%, 3/25/24§	$235,000	$245,340
General Electric Co.
4.500%, 3/11/44	99,000	90,552

		335,892

Machinery (0.1%)
CNH Industrial Capital LLC
4.875%, 4/1/21	600,000	617,323
3.875%, 10/15/21	500,000	505,322
Komatsu Finance America, Inc.
2.437%, 9/11/22(m)	1,000,000	979,378

		2,102,023

Road & Rail (0.2%)
Penske Truck Leasing Co. LP
3.200%, 7/15/20§	500,000	501,118
3.375%, 2/1/22§	800,000	802,386
4.875%, 7/11/22§	750,000	784,835
Rumo Luxembourg Sarl
5.875%, 1/18/25§	255,000	257,058

		2,345,397

Trading Companies & Distributors (0.1%)
Aircastle Ltd.
5.125%, 3/15/21	900,000	928,593
International Lease Finance Corp.
5.875%, 8/15/22	500,000	539,347
Mitsubishi Corp.
2.625%, 7/14/22(m)	800,000	790,847

		2,258,787

Transportation Infrastructure (0.1%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22§	245,000	245,359
Central Nippon Expressway Co. Ltd.
(ICE LIBOR USD 3 Month + 1.00%), 3.629%, 5/28/21(k)(m)	1,600,000	1,611,952

		1,857,311

Total Industrials		15,029,278

Information Technology (0.6%)
Communications Equipment (0.0%)
CommScope Finance LLC
5.500%, 3/1/24§	82,000	83,763
6.000%, 3/1/26§	110,000	113,641

		197,404

Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.500%, 4/1/22	800,000	804,250

IT Services (0.0%)
Total System Services, Inc.
4.000%, 6/1/23	139,000	143,115

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom Corp.
3.625%, 1/15/24	81,000	80,722
3.875%, 1/15/27	877,000	838,000
Broadcom, Inc.
3.625%, 10/15/24§	930,000	922,728
4.250%, 4/15/26§	130,000	129,039
KLA-Tencor Corp.
4.650%, 11/1/24	312,000	333,844
Lam Research Corp.
2.800%, 6/15/21	133,000	132,781
Microchip Technology, Inc.
3.922%, 6/1/21§	900,000	907,477
Micron Technology, Inc.
4.975%, 2/6/26	700,000	706,941
NXP BV
4.625%, 6/15/22§	800,000	827,680

		4,879,212

Software (0.1%)
Oracle Corp.
1.900%, 9/15/21	1,000,000	983,332
VMware, Inc.
2.950%, 8/21/22	800,000	792,975

		1,776,307

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
4.420%, 6/15/21§	747,000	766,466
5.450%, 6/15/23§	800,000	852,976
6.020%, 6/15/26§	190,000	204,534
Hewlett Packard Enterprise Co.
2.100%, 10/4/19§	279,000	278,158
Seagate HDD Cayman
4.750%, 1/1/25	170,000	165,340
Western Digital Corp.
4.750%, 2/15/26	271,000	259,028

		2,526,502

Total Information Technology		10,326,790

Materials (0.3%)
Chemicals (0.3%)
DowDuPont, Inc.
4.205%, 11/15/23	230,000	240,147
4.493%, 11/15/25	230,000	244,999
Eastman Chemical Co.
3.800%, 3/15/25	110,000	112,146
Incitec Pivot Finance LLC
6.000%, 12/10/19§	700,000	712,848
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	800,000	804,965
LYB International Finance BV
4.000%, 7/15/23	345,000	352,284
Mexichem SAB de CV
4.875%, 9/19/22§	225,000	233,221
Syngenta Finance NV
3.698%, 4/24/20§	900,000	899,613
4.441%, 4/24/23§	700,000	715,134

		4,315,357

Metals & Mining (0.0%)
Glencore Funding LLC
4.125%, 5/30/23§	137,000	139,691
Vale Overseas Ltd.
6.250%, 8/10/26(x)	179,000	195,468

		335,159

Paper & Forest Products (0.0%)
Suzano Austria GmbH
6.000%, 1/15/29§	243,000	258,846

Total Materials		4,909,362

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)
3.375%, 5/15/24	1,000,000	1,005,933
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	800,000	786,822
Crown Castle International Corp. (REIT)
2.250%, 9/1/21	500,000	491,813
4.875%, 4/15/22	656,000	690,669
3.700%, 6/15/26	800,000	793,830

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Digital Realty Trust LP (REIT)
3.400%, 10/1/20		$800,000	$803,701
EPR Properties (REIT)
4.500%, 4/1/25		800,000	814,623
GLP Capital LP (REIT)
5.250%, 6/1/25		600,000	628,500
Host Hotels & Resorts LP (REIT)
Series D
3.750%, 10/15/23		12,000	12,019
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,700,000	1,743,466
Mid-America Apartments LP (REIT)
3.600%, 6/1/27		800,000	795,570
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		800,000	822,611
Washington Prime Group LP (REIT)
5.950%, 8/15/24(x)		400,000	374,080
WEA Finance LLC (REIT)
3.250%, 10/5/20§		800,000	805,282
Welltower, Inc. (REIT)
4.000%, 6/1/25		230,000	236,669

			10,805,588

Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24(m)	EUR	700,000	790,825
Tesco Property Finance 5 plc
5.661%, 10/13/41(m)	GBP	491,572	756,896

			1,547,721

Total Real Estate			12,353,309

Utilities (0.8%)
Electric Utilities (0.6%)
Chugoku Electric Power Co., Inc. (The)
2.701%, 3/16/20(m)		$800,000	797,428
Duke Energy Corp.
5.050%, 9/15/19		700,000	706,913
(ICE LIBOR USD 3 Month + 0.50%), 3.193%, 5/14/21(b)(k)§		800,000	800,981
3.050%, 8/15/22		600,000	603,413
3.750%, 4/15/24		600,000	617,589
Electricite de France SA
2.350%, 10/13/20§		900,000	894,264
Enel Chile SA
4.875%, 6/12/28		226,000	238,340
Entergy Arkansas LLC
3.750%, 2/15/21		1,530,000	1,550,162
Genneia SA
8.750%, 1/20/22§		121,000	108,295
NextEra Energy Capital Holdings, Inc.
2.900%, 4/1/22		900,000	898,763
Series H
3.342%, 9/1/20		1,000,000	1,007,334
Perusahaan Listrik Negara PT
5.450%, 5/21/28§		331,000	353,695
Southern Co. (The)
2.350%, 7/1/21		1,000,000	989,425
Terraform Global Operating LLC
6.125%, 3/1/26 (b)§		70,000	68,250

			9,634,852

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		800,000	815,732
SGSP Australia Assets Pty. Ltd.
3.300%, 4/9/23(e)(m)		1,000,000	999,546

			1,815,278

Independent Power and Renewable Electricity Producers (0.0%)
Exelon Generation Co. LLC
2.950%, 1/15/20		259,000	258,806

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	286,253

Total Utilities			11,995,189

Total Corporate Bonds			220,593,120

Foreign Government Securities (2.1%)
Arab Republic of Egypt
6.125%, 1/31/22§		210,000	212,625
Iraq Government AID Bond
2.149%, 1/18/22		7,460,000	7,401,045
Japan Bank for International Cooperation
2.375%, 7/21/22		800,000	794,583
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	890,019
Japanese Government CPI Linked Bonds
0.100%, 3/10/27 TIPS	JPY	170,342,945	1,599,143
Kingdom of Jordan
2.578%, 6/30/22		$7,191,000	7,210,416
Republic of Panama
9.375%, 4/1/29		190,000	277,125
State of Qatar
4.500%, 4/23/28§		900,000	964,125
5.103%, 4/23/48§		800,000	876,396
Tokyo Metropolitan Government Bond
2.500%, 6/8/22§		1,400,000	1,390,527

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Ukraine Government AID Bonds
1.471%, 9/29/21	$11,300,000	$11,011,850

Total Foreign Government Securities		32,627,854

Loan Participation (0.2%)
Industrials (0.2%)
Trading Companies & Distributors (0.2%)
AerCap Holdings NV
(ICE LIBOR USD 3 Month + 1.75%), 4.351%, 10/6/23(k)	3,000,000	2,994,000

Total Industrials		2,994,000

Total Loan Participation		2,994,000

Mortgage-Backed Securities (11.4%)
FHLMC
4.670%, 11/1/31(l)	2,994	3,142
5.500%, 1/1/35	64,236	70,354
5.500%, 7/1/35	45,135	49,251
4.000%, 7/1/44	481,123	500,904
4.000%, 2/1/46	625,427	652,899
4.000%, 7/1/48	181,246	186,772
4.000%, 8/1/48	629,240	653,734
4.000%, 9/1/48	777,807	801,521
4.500%, 10/1/48	590,919	624,306
4.000%, 11/1/48	258,465	268,465
4.500%, 11/1/48	1,377,384	1,456,714
5.000%, 11/1/48	398,652	427,202
4.000%, 12/1/48	476,486	494,921
3.000%, 4/15/49 TBA	4,000,000	3,982,500
3.500%, 4/15/49 TBA	4,000,000	4,056,407
4.000%, 4/15/49 TBA	4,000,000	4,116,875
FNMA
5.000%, 2/1/24(l)	165	169
9.000%, 8/1/26	796	883
4.485%, 1/1/28(l)	16,908	17,289
2.500%, 5/1/30	14,509	14,458
2.500%, 8/1/31	521,795	519,159
2.500%, 11/1/31	905,247	900,390
2.500%, 12/1/31	303,040	301,414
2.500%, 1/1/32	643,001	639,785
2.500%, 2/1/32	32,598	32,403
2.310%, 3/1/33(l)	21,559	21,359
5.500%, 4/1/33	56,931	62,131
5.500%, 7/1/33	57,404	62,645
5.500%, 4/1/34	30,577	33,428
5.500%, 5/1/34	21,401	23,397
5.500%, 11/1/34	89,072	97,583
5.500%, 2/1/35	331,262	362,505
4.500%, 8/1/35	42,985	45,569
5.000%, 10/1/35	26,481	28,644
4.611%, 1/1/36(l)	266,494	278,752
5.000%, 7/1/36	31,447	34,011
4.573%, 2/1/37(l)	62,586	65,131
4.500%, 7/1/37	9,169	9,712
4.500%, 8/1/37	11,197	11,876
4.500%, 4/1/38	85,360	90,584
4.500%, 2/1/39	384,322	407,841
4.500%, 3/1/39	440,325	467,234
4.500%, 4/1/39	248,148	263,256
4.500%, 5/1/39	4,569	4,847
4.500%, 6/1/39	39,663	42,078
4.500%, 7/1/39	381,438	404,760
5.000%, 12/1/39	87,024	93,794
4.500%, 1/1/40	46,927	49,754
4.000%, 12/1/40	292,951	305,590
4.579%, 12/1/40(l)	5,665	5,874
4.500%, 3/1/41	36,694	38,882
4.500%, 5/1/41	4,947	5,263
4.500%, 7/1/41	3,558	3,769
4.500%, 9/1/42	148,725	157,733
4.500%, 11/1/42	57,165	60,646
4.000%, 10/1/43	1,134,335	1,183,274
3.000%, 5/1/45	129,926	129,742
3.000%, 8/1/45	1,043,326	1,041,199
3.500%, 9/1/47	929,645	944,514
3.500%, 11/1/47	651,449	661,869
3.500%, 12/1/47	1,219,652	1,239,160
3.500%, 2/1/48	2,819,615	2,864,714
3.500%, 3/1/48	2,057,879	2,099,797
3.500%, 4/1/48	1,813,508	1,846,481
3.500%, 5/1/48	1,486,937	1,516,296
4.000%, 8/1/48	425,104	441,584
4.000%, 9/1/48	817,432	848,612
4.500%, 9/1/48	1,711,564	1,805,740
4.000%, 12/1/48	453,031	470,205
4.000%, 4/25/49 TBA	45,700,000	46,999,594
3.000%, 4/25/49 TBA	17,600,000	17,518,875
3.000%, 5/25/49 TBA	24,400,000	24,262,750
3.500%, 5/25/49 TBA	42,000,000	42,533,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA
3.750%, 7/20/27(l)	$1,267	$1,289
3.000%, 5/15/43	307,670	310,644
3.000%, 7/15/45	674,621	680,089
3.000%, 5/20/46	575,808	579,395
3.500%, 4/15/49 TBA	1,000,000	1,021,406
4.000%, 4/15/49 TBA	1,000,000	1,032,500
5.000%, 4/15/49 TBA	3,200,000	3,342,750
4.500%, 5/15/49 TBA	3,300,000	3,424,910

Total Mortgage-Backed Securities		183,111,157

Municipal Bonds (0.2%)
City Of Chicago General Obligation Bonds, Taxable Series 2015 B
7.750%, 1/1/42	100,000	108,132
City of Chicago Taxable General Obligation Bonds, Series 2008A
5.630%, 1/1/22	475,000	483,023
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds, Series 2009B
4.718%, 4/1/19	445,000	445,000
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841%, 8/1/21	255,000	272,750
Pennsylvania Higher Education Assistance Agency Series 2009-1 A1 A1
(ICE LIBOR USD 3 Month + 0.90%), 3.671%, 7/25/29(k)	404,078	407,203
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	955,000	1,028,287

Total Municipal Bonds		2,744,395

U.S. Government Agency Securities (31.7%)
FFCB
2.230%, 4/5/21	4,000,000	3,989,536
2.540%, 4/5/21	50,000,000	50,207,535
2.700%, 8/27/21	4,300,000	4,342,489
2.850%, 9/20/21	3,500,000	3,549,721
3.000%, 10/19/21	5,000,000	5,089,543
1.950%, 11/2/21	5,450,000	5,406,428
2.550%, 3/1/22	4,370,000	4,410,939
FHLB
5.375%, 5/15/19	215,000	215,683
4.125%, 12/13/19	50,000	50,592
2.125%, 2/11/20	10,000,000	9,970,377
4.125%, 3/13/20	6,819,000	6,928,343
2.625%, 5/28/20	53,545,000	53,741,408
4.625%, 9/11/20	1,025,000	1,058,494
1.375%, 9/28/20	72,365,000	71,281,313
3.625%, 3/12/21	9,050,000	9,262,765
5.625%, 6/11/21	150,000	160,755
2.500%, 2/13/24	2,365,000	2,389,619
2.750%, 12/13/24	17,950,000	18,293,152
3.250%, 11/16/28	5,410,000	5,687,024
FHLMC
2.000%, 7/30/19	64,000	63,884
1.250%, 10/2/19	1,430,000	1,420,961
1.375%, 5/1/20	30,198,000	29,854,489
2.375%, 1/13/22	46,804,000	46,915,094
2.750%, 6/19/23	34,032,000	34,622,173
Financing Corp.
8.600%, 9/26/19	30,000	30,876
FNMA
1.625%, 1/21/20	5,581,000	5,542,248
1.500%, 7/30/20	23,405,000	23,143,582
2.875%, 10/30/20	5,167,000	5,210,630
1.500%, 11/30/20	10,455,000	10,308,975
1.375%, 2/26/21	40,097,000	39,379,749
2.500%, 4/13/21	11,000,000	11,055,716
2.750%, 6/22/21	2,327,000	2,349,706
2.875%, 9/12/23	18,290,000	18,719,941
2.500%, 2/5/24	3,545,000	3,576,434
1.875%, 9/24/26	16,816,000	16,101,475
NCUA Guaranteed Notes
3.450%, 6/12/21	20,000	20,407
Resolution Funding Corp.
0.000%, 7/15/20 STRIPS	4,157,000	4,030,800
Tennessee Valley Authority
3.875%, 2/15/21	818,000	840,652
1.875%, 8/15/22	850,000	836,871

Total U.S. Government Agency Securities		510,060,379

U.S. Treasury Obligations (44.2%)
U.S. Treasury Bonds
8.125%, 5/15/21	355,000	397,303
8.000%, 11/15/21	265,000	303,168
6.125%, 11/15/27	4,347,000	5,604,471
5.375%, 2/15/31	135,000	175,456
4.500%, 2/15/36	490,600	621,238
4.250%, 5/15/39	200,000	250,022
4.375%, 11/15/39	200,000	254,069
4.625%, 2/15/40	4,400,300	5,776,081
4.375%, 5/15/40	1,000,000	1,272,000
3.750%, 8/15/41	94,000	109,968
3.000%, 5/15/42	1,010,500	1,051,252
2.875%, 5/15/43	1,000,000	1,015,453
3.625%, 8/15/43	3,827,300	4,396,671
3.750%, 11/15/43	421,000	493,445
3.625%, 2/15/44	1,055,000	1,213,234
3.125%, 8/15/44	4,359,100	4,619,284
3.000%, 11/15/44	483,700	501,612
3.000%, 5/15/45	638,000	661,905
2.875%, 8/15/45	1,725,000	1,747,883
2.500%, 5/15/46	1,429,700	1,343,806
2.250%, 8/15/46	270,000	240,832
3.000%, 5/15/47(z)	7,588,000	7,866,622
3.000%, 2/15/48	1,698,100	1,757,640
3.375%, 11/15/48	260,000	289,457
3.000%, 2/15/49	161,500	167,364
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/48 TIPS	1,429,036	1,457,985
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/21 TIPS	2,400,210	2,380,971
0.125%, 7/15/22 TIPS	1,727,576	1,718,060
0.375%, 7/15/25 TIPS	2,099,296	2,097,049
0.625%, 1/15/26 TIPS	1,271,208	1,285,122
0.125%, 7/15/26 TIPS	1,239,655	1,211,889
0.375%, 7/15/27 TIPS	1,131,900	1,122,810
0.750%, 7/15/28 TIPS	6,016,620	6,475,495
0.875%, 1/15/29 TIPS	4,884,663	5,038,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
U.S. Treasury Notes
2.000%, 11/30/20		$2,715,000	$2,699,940
2.500%, 1/31/21		1,275,000	1,279,423
2.000%, 2/28/21		10,138,000	10,080,577
2.250%, 3/31/21#		6,300,000	6,296,579
3.125%, 5/15/21		785,000	798,400
1.125%, 9/30/21		4,495,000	4,374,548
2.125%, 9/30/21(z)		8,100,000	8,073,295
1.875%, 11/30/21		5,022,000	4,972,447
1.875%, 1/31/22		167,000	165,300
2.000%, 2/15/22		15,175,600	15,077,670
1.750%, 3/31/22		20,834,000	20,538,905
1.750%, 5/15/22		21,813,000	21,490,235
1.750%, 5/31/22		40,509,800	39,906,901
1.875%, 7/31/22		17,030,500	16,832,520
1.875%, 9/30/22		1,471,000	1,453,578
1.875%, 10/31/22		11,594,000	11,449,256
2.000%, 11/30/22		2,589,000	2,567,479
2.125%, 12/31/22		19,062,000	18,983,815
2.000%, 2/15/23		32,925,000	32,632,791
1.750%, 5/15/23		10,064,000	9,868,853
1.625%, 5/31/23		13,213,000	12,889,798
2.500%, 8/15/23		15,093,000	15,254,306
2.125%, 11/30/23		1,696,000	1,686,632
2.250%, 12/31/23		41,188,000	41,184,462
2.500%, 1/31/24		9,395,900	9,505,054
2.750%, 2/15/24		27,247,000	27,869,850
2.125%, 3/31/24		4,846,000	4,819,006
2.500%, 5/15/24		48,116,000	48,664,070
2.125%, 7/31/24(z)		10,000,000	9,928,203
2.375%, 8/15/24		11,385,700	11,442,895
2.125%, 9/30/24		4,700,000	4,663,098
2.250%, 11/15/24		17,017,000	16,982,966
2.000%, 2/15/25		23,552,800	23,166,572
2.125%, 5/15/25		30,428,000	30,105,415
2.000%, 8/15/25		2,219,900	2,178,312
2.250%, 11/15/25		21,330,500	21,231,179
1.625%, 5/15/26		738,500	704,367
1.500%, 8/15/26		10,635,000	10,029,304
2.000%, 11/15/26		10,469,300	10,214,437
2.250%, 2/15/27		15,397,900	15,280,611
2.250%, 8/15/27		26,294,000	26,042,974
2.250%, 11/15/27		11,532,000	11,409,832
2.750%, 2/15/28		12,623,000	12,982,952
2.875%, 5/15/28		5,240,000	5,443,091
2.875%, 8/15/28		7,089,000	7,366,025
3.125%, 11/15/28		12,759,300	13,535,524
2.625%, 2/15/29		20,788,800	21,172,094

Total U.S. Treasury Obligations			710,213,726

Total Long-Term Debt Securities (109.3%) (Cost $1,746,127,008)			1,756,076,311

	Number of Shares		Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*		2	16

Total Consumer Staples			16

Financials (0.0%)
Diversified Financial Services (0.0%)
Jefferies Financial Group, Inc.		29	545

Total Financials			545

Total Common Stocks (0.0%) (Cost $—)			561

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.1%)
Barclays Bank plc
(ICE LIBOR USD 3 Month + 0.40%), 3.17%, 10/25/19(k)		$900,000	899,916

Foreign Government Treasury Bills (0.2%)
Argentina Treasury Bills
(94.75)%, 5/31/19(p)	ARS	10,510,000	288,725
Japan Treasury Bills
(0.14)%, 7/1/19(p)	JPY	400,000,000	3,610,405

Total Foreign Government Treasury Bills			3,899,130

Repurchase Agreements (0.2%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $500,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $510,000.(xx)		$500,000	500,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,089,017, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $2,130,345.(xx)		2,088,574	2,088,574
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $530,113, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $540,713.(xx)		530,000	530,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $87,408, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $93,625.(xx)		87,389	87,389
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $530,113, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $540,600.(xx)		530,000	530,000

Total Repurchase Agreements			3,735,963

Total Short-Term Investments (0.5%) (Cost $8,577,124)			8,535,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Canada 10 Year Bond 05/17/2019 at CAD 160.00, American Style Notional Amount: CAD 2,100,000 Exchange Traded*	21	$79
U.S. Treasury 30 Year Bond 05/24/2019 at USD 190.00, American Style Notional Amount: USD 4,800,000 Exchange Traded*	48	—
U.S. Treasury 30 Year Bond 05/24/2019 at USD 191.00, American Style Notional Amount: USD 5,200,000 Exchange Traded*	52	—

		79

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
IFG Group plc 05/24/2019 at USD 112.00, American Style Notional Amount: USD 3,300,000 Exchange Traded*	33	—
U.S. Treasury 10 Year Note 05/24/2019 at USD 112.50, American Style Notional Amount: USD 100,000 Exchange Traded*	1	—
U.S. Treasury 10 Year Note 05/24/2019 at USD 113.50, American Style Notional Amount: USD 6,300,000 Exchange Traded*	63	—
U.S. Treasury 10 Year Note 05/24/2019 at USD 114.50, American Style Notional Amount: USD 1,200,000 Exchange Traded*	12	—
U.S. Treasury 10 Year Note 05/24/2019 at USD 113.00, American Style Notional Amount: USD 9,200,000 Exchange Traded*	92	—
U.S. Treasury 10 Year Note 05/24/2019 at USD 115.00, American Style Notional Amount: USD 100,000 Exchange Traded*	1	—
U.S. Treasury 5 Year Note 05/24/2019 at USD 108.75, American Style Notional Amount: USD 8,700,000 Exchange Traded*	87	—
U.S. Treasury 5 Year Note 05/24/2019 at USD 109.00, American Style Notional Amount: USD 7,900,000 Exchange Traded*	79	—
U.S. Treasury 5 Year Note 05/24/2019 at USD 110.00, American Style Notional Amount: USD 4,100,000 Exchange Traded*	41	—
U.S. Treasury 5 Year Note 05/24/2019 at USD 108.25, American Style Notional Amount: USD 24,600,000 Exchange Traded*	246	—

		—

Total Options Purchased (0.0%) (Cost $6,684)		79

Total Investments in Securities (109.8%) (Cost $1,754,710,816)		1,764,611,960
Other Assets Less Liabilities (-9.8%)		(157,644,103)

Net Assets (100%)		$1,606,967,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $116,491,050 or 7.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $513,721.

(b)	Rule 144A Illiquid Security. At March 31, 2019, the market value of these securities amounted to $4,026,422 or 0.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2019. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $17,797,681 or 1.1% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)	At March 31, 2019, the Portfolio had loaned securities with a total value of $3,631,889. This was collateralized by cash of $3,735,963 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2019.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentinian Nuevo peso

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NCUA — National Credit Union Administration

PIK — Payment-in Kind Security

REMIC — Real Estate Mortgage Investment Conduit

STRIPS —

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	125	5/2019	EUR	1,402	(86)
Euro-Bund	112	5/2019	EUR	1,256	(77)
Euro-OAT	70	5/2019	EUR	785	(48)
3 Month Euro Euribor	286	6/2019	EUR	80,449,750	14,187
Euro-Bund	172	6/2019	EUR	32,093,806	490,106
U.S. Treasury 10 Year Note	157	6/2019	USD	19,502,344	260,728
U.S. Treasury 10 Year Ultra Note	12	6/2019	USD	1,593,375	27,077
U.S. Treasury 2 Year Note	21	6/2019	USD	4,474,969	18,677
U.S. Treasury 5 Year Note	563	6/2019	USD	65,211,234	610,296
U.S. Treasury Ultra Bond	18	6/2019	USD	3,024,000	109,051

					1,529,911

Short Contracts
Euro-Bund	(39)	4/2019	EUR	(54,685)	(37,223)
Euro-Bund	(21)	4/2019	EUR	(21,908)	(9,963)
Australia 10 Year Bond	(106)	6/2019	AUD	(10,428,499)	(158,777)
Canada 10 Year Bond	(23)	6/2019	CAD	(2,393,026)	(48,487)
Euro-BTP	(209)	6/2019	EUR	(30,353,691)	(765,405)
Euro-OAT	(38)	6/2019	EUR	(6,934,053)	(162,172)
Japan 10 Year Bond	(37)	6/2019	JPY	(51,171,704)	(274,133)
Japan 10 Year Bond Mini	(12)	6/2019	JPY	(1,659,623)	(7,709)
Long Gilt	(129)	6/2019	GBP	(21,736,236)	(343,639)
U.S. Treasury Long Bond	(106)	6/2019	USD	(15,863,563)	(404,711)
3 Month Eurodollar	(35)	3/2020	USD	(8,547,438)	(52,536)
3 Month Eurodollar	(137)	6/2020	USD	(33,487,938)	(166,385)
3 Month Eurodollar	(74)	9/2020	USD	(18,100,400)	(94,506)
3 Month Eurodollar	(42)	12/2020	USD	(10,274,775)	(77,568)

					(2,603,214)

					(1,073,303)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,733,000	USD	1,937,252	Goldman Sachs Bank USA	4/2/2019	3,315
USD	1,953,655	AUD	2,733,000	Goldman Sachs Bank USA	4/2/2019	13,088
USD	2,112,043	CAD	2,815,000	JPMorgan Chase Bank	4/2/2019	5,559
USD	1,013,471	EUR	896,000	Barclays Bank plc	4/2/2019	8,383
USD	225,594	EUR	199,000	Goldman Sachs Bank USA	4/2/2019	2,366
USD	6,949,213	EUR	6,089,000	JPMorgan Chase Bank	4/2/2019	118,877
USD	564,146	EUR	493,279	JPMorgan Chase Bank	4/10/2019	10,436
USD	5,566,530	JPY	610,420,800	Citibank NA	4/26/2019	46,985
USD	1,670,116	JPY	183,348,627	Deutsche Bank AG	4/26/2019	12,241
CAD	3,872,000	USD	2,888,162	Bank of America	5/3/2019	11,569
USD	5,974,820	EUR	5,295,000	Bank of America	5/3/2019	19,559
JPY	722,300,000	USD	6,499,207	Barclays Bank plc	5/15/2019	41,457
USD	5,131,244	GBP	3,837,000	Barclays Bank plc	5/15/2019	122,809
USD	260,909	GBP	198,000	JPMorgan Chase Bank	5/15/2019	2,460
USD	503,927	JPY	55,300,000	JPMorgan Chase Bank	5/15/2019	3,167
USD	292,229	MYR	1,188,496	Goldman Sachs Bank USA**	6/19/2019	1,606
MXN	16,427,000	USD	831,120	Barclays Bank plc	6/26/2019	3,653
USD	88,395	MXN	1,720,000	Bank of America	8/14/2019	1,648
USD	3,390	MXN	65,611	Barclays Bank plc	8/14/2019	81

Total unrealized appreciation						429,259

CAD	6,687,000	USD	5,081,944	Bank of America	4/2/2019	(78,016)
EUR	613,000	USD	688,834	Bank of America	4/2/2019	(1,202)
EUR	245,000	USD	277,313	Barclays Bank plc	4/2/2019	(2,484)
EUR	889,000	USD	1,002,449	Goldman Sachs Bank USA	4/2/2019	(5,213)
EUR	142,000	USD	160,484	JPMorgan Chase Bank	4/2/2019	(1,195)
MXN	16,427,000	USD	845,691	JPMorgan Chase Bank	4/15/2019	(1,151)
USD	840,595	MXN	16,427,000	Barclays Bank plc	4/15/2019	(3,944)
JPY	210,210,400	USD	1,916,899	Citibank NA	4/26/2019	(16,135)
USD	1,938,399	AUD	2,733,000	Goldman Sachs Bank USA	5/3/2019	(3,352)
USD	91,550	AUD	129,000	JPMorgan Chase Bank	5/3/2019	(103)
GBP	1,378,000	USD	1,815,761	Barclays Bank plc	5/15/2019	(17,058)
GBP	4,152,000	USD	5,457,847	Goldman Sachs Bank USA	5/15/2019	(38,243)
JPY	393,500,000	USD	3,582,908	Goldman Sachs Bank USA	5/15/2019	(19,635)
USD	831,230	MXN	16,427,000	Goldman Sachs Bank USA	6/26/2019	(3,542)
MXN	45,882,000	USD	2,330,396	JPMorgan Chase Bank	8/14/2019	(16,361)
USD	262,610	MXN	5,223,389	Goldman Sachs Bank USA	8/14/2019	(829)
USD	1,955,563	MXN	38,873,000	JPMorgan Chase Bank	8/14/2019	(4,976)

Total unrealized depreciation						(213,439)

Net unrealized appreciation						215,820

**	Non-deliverable forward.

Written Put Options Contracts as of March 31, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	69	USD (6,900,000)	USD 122.50	4/26/2019	(3,234)

						(3,234)

Total Written Options Contracts (Premiums Received ($26,210))						(3,234)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$34,086,889	$—	$34,086,889
Collateralized Mortgage Obligations	—	25,434,803	—	25,434,803
Commercial Mortgage-Backed Securities	—	34,209,988	—	34,209,988
Common Stocks
Consumer Staples	16	—	—	16
Financials	545	—	—	545
Corporate Bonds
Communication Services	—	15,687,169	—	15,687,169
Consumer Discretionary	—	6,852,564	—	6,852,564
Consumer Staples	—	13,542,076	—	13,542,076
Energy	—	12,571,711	—	12,571,711
Financials	—	104,915,845	533,953	105,449,798
Health Care	—	11,875,874	—	11,875,874
Industrials	—	15,029,278	—	15,029,278
Information Technology	—	10,326,790	—	10,326,790
Materials	—	4,909,362	—	4,909,362
Real Estate	—	12,353,309	—	12,353,309
Utilities	—	11,995,189	—	11,995,189
Foreign Government Securities	—	32,627,854	—	32,627,854
Forward Currency Contracts	—	429,259	—	429,259
Futures	1,530,122	—	—	1,530,122
Loan Participation
Industrials	—	2,994,000	—	2,994,000
Mortgage-Backed Securities	—	183,111,157	—	183,111,157
Municipal Bonds	—	2,744,395	—	2,744,395
Options Purchased
Call Options Purchased	79	—	—	79
Put Options Purchased	—	—	—	—
Short-Term Investments
Certificate of Deposit	—	899,916	—	899,916
Foreign Government Treasury Bills	—	3,899,130	—	3,899,130
Repurchase Agreements	—	3,735,963	—	3,735,963
U.S. Government Agency Securities	—	510,060,379	—	510,060,379
U.S. Treasury Obligations	—	710,213,726	—	710,213,726

Total Assets	$1,530,762	$1,764,506,626	$533,953	$1,766,571,341

Liabilities:
Forward Currency Contracts	—	(213,439)	—	(213,439)
Futures	(2,603,425)	—	—	(2,603,425)
Options Written
Put Options Written	(3,234)	—	—	(3,234)

Total Liabilities	$(2,606,659)	$(213,439)	$—	$(2,820,098)

Total	$(1,075,897)	$1,764,293,187	$533,953	$1,763,751,243

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,313,905
Aggregate gross unrealized depreciation	(13,496,906)

Net unrealized appreciation	$5,816,999

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,757,934,244

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.2%)
Diversified Telecommunication Services (0.5%)
ATN International, Inc.	6,800	$383,452
Cincinnati Bell, Inc.*	23,967	228,645
Cogent Communications Holdings, Inc.	23,225	1,259,956
Consolidated Communications Holdings, Inc.(x)	37,441	408,481
Frontier Communications Corp.(x)*	45,053	89,656
Intelsat SA(x)*	33,100	518,346
Iridium Communications, Inc.(x)*	46,500	1,229,460
Ooma, Inc.*	3,900	51,636
ORBCOMM, Inc.(x)*	33,500	227,130
pdvWireless, Inc.*	7,100	249,636
Vonage Holdings Corp.*	109,700	1,101,388

		5,747,786

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A(x)	31,456	467,122
Eros International plc*	18,200	166,348
Glu Mobile, Inc.*	45,900	502,146
IMAX Corp.*	34,100	773,388
Liberty Media Corp.-Liberty Braves, Class A*	7,400	206,756
Liberty Media Corp.-Liberty Braves, Class C*	18,100	502,637
LiveXLive Media, Inc.(x)*	5,200	27,976
Marcus Corp. (The)	9,500	380,475
Reading International, Inc., Class A*	10,300	164,388
Rosetta Stone, Inc.*	13,700	299,345
World Wrestling Entertainment, Inc., Class A	23,600	2,048,008

		5,538,589

Interactive Media & Services (0.5%)
Care.com, Inc.*	11,200	221,312
Cargurus, Inc.*	27,500	1,101,650
Cars.com, Inc.*	41,200	939,360
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	598,818
Meet Group, Inc. (The)*	57,800	290,734
QuinStreet, Inc.*	24,700	330,733
Travelzoo*	1,000	13,400
TrueCar, Inc.*	51,100	339,304
Yelp, Inc.*	44,500	1,535,250

		5,370,561

Media (1.5%)
Boston Omaha Corp., Class A(x)*	1,300	32,422
Cardlytics, Inc.(x)*	4,000	66,160
Central European Media Enterprises Ltd., Class A(x)*	48,600	193,428
Clear Channel Outdoor Holdings, Inc., Class A*	7,000	37,450
Daily Journal Corp.(x)*	600	128,460
Emerald Expositions Events, Inc.	12,000	152,400
Entercom Communications Corp., Class A(x)	71,600	375,900
Entravision Communications Corp., Class A	40,900	132,516
EW Scripps Co. (The), Class A	34,312	720,552
Fluent, Inc.(x)*	3,400	19,108
Gannett Co., Inc.	66,500	700,910
Gray Television, Inc.*	35,600	760,416
Hemisphere Media Group, Inc.*	5,800	81,780
Liberty Latin America Ltd., Class A*	24,300	469,962
Liberty Latin America Ltd., Class C*	63,500	1,235,075
Loral Space & Communications, Inc.*	6,896	248,601
MDC Partners, Inc., Class A*	29,100	65,475
Meredith Corp.(x)	21,500	1,188,090
MSG Networks, Inc., Class A*	33,700	732,975
National CineMedia, Inc.	38,023	268,062
New Media Investment Group, Inc.	25,900	271,950
New York Times Co. (The), Class A(x)	71,400	2,345,490
Nexstar Media Group, Inc., Class A	24,906	2,699,063
Saga Communications, Inc., Class A	2,000	66,380
Scholastic Corp.	14,860	590,834
Sinclair Broadcast Group, Inc., Class A	42,600	1,639,248
TechTarget, Inc.*	15,100	245,677
TEGNA, Inc.	121,100	1,707,510
Tribune Publishing Co.*	15,300	180,387
WideOpenWest, Inc.*	19,900	181,090

		17,537,371

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	22,500	523,800
Gogo, Inc.(x)*	61,200	274,788
NII Holdings, Inc.(x)*	28,500	55,860
Shenandoah Telecommunications Co.	26,848	1,190,977
Spok Holdings, Inc.	15,100	205,662

		2,251,087

Total Communication Services		36,445,394

Consumer Discretionary (12.0%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	62,275	891,155
Cooper Tire & Rubber Co.	33,322	995,995
Cooper-Standard Holdings, Inc.*	10,000	469,600
Dana, Inc.	85,565	1,517,923
Dorman Products, Inc.*	15,200	1,338,968
Fox Factory Holding Corp.*	20,100	1,404,789
Gentherm, Inc.*	22,600	833,036
LCI Industries	13,370	1,027,083
Modine Manufacturing Co.*	30,300	420,261
Motorcar Parts of America, Inc.(x)*	10,300	194,361
Standard Motor Products, Inc.	12,800	628,480
Stoneridge, Inc.*	13,300	383,838
Superior Industries International, Inc.	2,500	11,900
Tenneco, Inc., Class A	30,697	680,246
Tower International, Inc.	8,800	185,064

		10,982,699

Automobiles (0.0%)
Winnebago Industries, Inc.	17,346	540,328

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	950,528
Weyco Group, Inc.	2,800	86,688

		1,037,216

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	36,000	1,667,520
American Public Education, Inc.*	10,207	307,435
Career Education Corp.*	38,600	637,672
Carriage Services, Inc.	6,500	125,125
Chegg, Inc.*	59,500	2,268,140
Houghton Mifflin Harcourt Co.*	77,300	561,971
K12, Inc.*	17,584	600,142
Laureate Education, Inc., Class A*	46,400	694,608
Regis Corp.*	21,352	419,994
Sotheby’s*	21,802	823,025
Strategic Education, Inc.	12,664	1,662,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Weight Watchers International, Inc.*	21,500	$433,225

		10,201,767

Hotels, Restaurants & Leisure (3.0%)
Belmond Ltd., Class A*	48,009	1,196,864
Biglari Holdings, Inc., Class A*	249	183,122
Biglari Holdings, Inc., Class B*	191	27,000
BJ’s Restaurants, Inc.	12,134	573,696
Bloomin’ Brands, Inc.	59,800	1,222,910
Bluegreen Vacations Corp.(x)	300	4,458
Boyd Gaming Corp.	46,700	1,277,712
Brinker International, Inc.	21,400	949,732
Carrols Restaurant Group, Inc.*	19,700	196,409
Century Casinos, Inc.*	8,100	73,386
Cheesecake Factory, Inc. (The)	25,721	1,258,271
Churchill Downs, Inc.	19,479	1,758,175
Chuy’s Holdings, Inc.*	9,500	216,315
Cracker Barrel Old Country Store, Inc.	11,023	1,781,427
Dave & Buster’s Entertainment, Inc.	24,100	1,201,867
Del Frisco’s Restaurant Group, Inc.*	800	5,128
Del Taco Restaurants, Inc.*	9,000	90,540
Denny’s Corp.*	40,100	735,835
Dine Brands Global, Inc.	11,281	1,029,843
Drive Shack, Inc.*	2,000	8,980
El Pollo Loco Holdings, Inc.*	9,300	120,993
Eldorado Resorts, Inc.*	36,759	1,716,278
Empire Resorts, Inc.(x)*	900	9,045
Fiesta Restaurant Group, Inc.*	11,600	152,076
Golden Entertainment, Inc.*	300	4,248
Habit Restaurants, Inc. (The), Class A*	1,700	18,394
International Speedway Corp., Class A	15,100	658,813
J Alexander’s Holdings, Inc.*	6,206	60,943
Jack in the Box, Inc.	18,739	1,518,983
Lindblad Expeditions Holdings, Inc.(x)*	4,200	64,050
Marriott Vacations Worldwide Corp.	23,680	2,214,080
Monarch Casino & Resort, Inc.*	5,700	250,344
Nathan’s Famous, Inc.	1,200	82,080
Papa John’s International, Inc.(x)	15,642	828,244
Penn National Gaming, Inc.*	60,804	1,222,160
Planet Fitness, Inc., Class A*	48,300	3,319,176
PlayAGS, Inc.*	7,500	179,475
Potbelly Corp.*	6,900	58,719
Red Robin Gourmet Burgers, Inc.*	5,800	167,098
Red Rock Resorts, Inc., Class A	38,900	1,005,565
Ruth’s Hospitality Group, Inc.	15,900	406,881
Scientific Games Corp., Class A(x)*	31,300	639,146
SeaWorld Entertainment, Inc.*	38,600	994,336
Shake Shack, Inc., Class A*	13,800	816,270
Speedway Motorsports, Inc.	10,700	154,829
Texas Roadhouse, Inc.	39,618	2,463,843
Wingstop, Inc.	16,600	1,262,098

		34,179,837

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	4,600	75,486
Beazer Homes USA, Inc.*	18,100	208,331
Cavco Industries, Inc.*	4,900	575,897
Century Communities, Inc.(x)*	8,700	208,539
Ethan Allen Interiors, Inc.	10,454	199,985
Flexsteel Industries, Inc.	2,500	57,975
GoPro, Inc., Class A(x)*	57,100	371,150
Green Brick Partners, Inc.*	12,300	107,625
Hamilton Beach Brands Holding Co., Class A(x)	4,500	96,570
Helen of Troy Ltd.*	16,498	1,913,108
Hooker Furniture Corp.	6,500	187,395
Installed Building Products, Inc.*	11,100	538,350
iRobot Corp.(x)*	15,900	1,871,271
KB Home	47,900	1,157,743
La-Z-Boy, Inc.	28,209	930,615
LGI Homes, Inc.(x)*	8,900	536,136
Lifetime Brands, Inc.	5,600	52,920
M.D.C. Holdings, Inc.	27,847	809,234
M/I Homes, Inc.*	12,300	327,426
Meritage Homes Corp.*	21,939	980,893
Roku, Inc.(x)*	24,200	1,561,142
Skyline Champion Corp.	10,700	203,300
Taylor Morrison Home Corp., Class A*	61,800	1,096,950
TopBuild Corp.*	21,800	1,413,076
TRI Pointe Group, Inc.*	85,601	1,081,996
Tupperware Brands Corp.	28,700	734,146
Universal Electronics, Inc.*	7,300	271,195
William Lyon Homes, Class A(x)*	11,900	182,903
ZAGG, Inc.*	15,800	143,306

		17,894,663

Internet & Direct Marketing Retail (0.9%)
1-800-Flowers.com, Inc., Class A*	12,600	229,698
Duluth Holdings, Inc., Class B(x)*	8,400	200,256
Etsy, Inc.*	66,700	4,483,574
Groupon, Inc.*	246,300	874,365
Lands’ End, Inc.*	1,200	19,932
Leaf Group Ltd.*	300	2,406
Liberty Expedia Holdings, Inc., Class A*	30,400	1,301,120
Liquidity Services, Inc.*	9,000	69,390
Overstock.com, Inc.(x)*	8,500	141,270
PetMed Express, Inc.(x)	5,600	127,568
Quotient Technology, Inc.*	62,500	616,875
Shutterfly, Inc.*	19,497	792,358
Shutterstock, Inc.	10,900	508,267
Stamps.com, Inc.*	9,300	757,113

		10,124,192

Leisure Products (0.3%)
Acushnet Holdings Corp.	12,900	298,506
American Outdoor Brands Corp.*	29,835	278,659
Callaway Golf Co.	52,763	840,515
Johnson Outdoors, Inc., Class A	2,800	199,808
Malibu Boats, Inc., Class A*	8,700	344,346
Nautilus, Inc.*	16,300	90,628
Sturm Ruger & Co., Inc.	10,600	562,012
Vista Outdoor, Inc.*	32,800	262,728
YETI Holdings, Inc.(x)*	10,700	323,675

		3,200,877

Multiline Retail (0.3%)
Big Lots, Inc.	25,600	973,312
Dillard’s, Inc., Class A(x)	8,700	626,574
Ollie’s Bargain Outlet Holdings, Inc.*	27,300	2,329,509

		3,929,395

Specialty Retail (3.0%)
Aaron’s, Inc.	37,200	1,956,720
Abercrombie & Fitch Co., Class A	39,300	1,077,213
American Eagle Outfitters, Inc.	94,800	2,101,716
America’s Car-Mart, Inc.*	2,900	264,886
Asbury Automotive Group, Inc.*	11,442	793,617
Ascena Retail Group, Inc.(x)*	71,362	77,071
At Home Group, Inc.*	24,500	437,570
Barnes & Noble Education, Inc.*	11,475	48,195
Bed Bath & Beyond, Inc.(x)	75,100	1,275,949
Boot Barn Holdings, Inc.*	15,600	459,264
Buckle, Inc. (The)	11,389	213,202
Caleres, Inc.	27,663	682,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Camping World Holdings, Inc., Class A(x)	7,500	$104,325
Carvana Co.(x)*	15,900	923,154
Cato Corp. (The), Class A	13,323	199,578
Chico’s FAS, Inc.	80,900	345,443
Children’s Place, Inc. (The)	11,390	1,108,019
Citi Trends, Inc.	2,800	54,068
Conn’s, Inc.(x)*	7,400	169,164
Container Store Group, Inc. (The)*	4,300	37,840
DSW, Inc., Class A	38,100	846,582
Express, Inc.*	41,100	175,908
Five Below, Inc.*	31,305	3,889,646
GameStop Corp., Class A(x)	56,000	568,960
Genesco, Inc.*	12,357	562,861
Group 1 Automotive, Inc.	11,937	772,324
Guess?, Inc.	35,400	693,840
Haverty Furniture Cos., Inc.	11,400	249,432
Hibbett Sports, Inc.*	13,155	300,066
Hudson Ltd., Class A*	22,200	305,250
Kirkland’s, Inc.*	2,600	18,278
Lithia Motors, Inc., Class A	13,600	1,261,400
Lumber Liquidators Holdings, Inc.(x)*	15,976	161,358
MarineMax, Inc.*	9,600	183,936
Monro, Inc.	17,604	1,523,098
Murphy USA, Inc.*	17,400	1,489,788
National Vision Holdings, Inc.*	34,792	1,093,513
Office Depot, Inc.	313,000	1,136,190
Party City Holdco, Inc.(x)*	31,500	250,110
Rent-A-Center, Inc.*	21,103	440,420
RH(x)*	11,443	1,178,057
Sally Beauty Holdings, Inc.*	68,400	1,259,244
Shoe Carnival, Inc.(x)	4,700	159,941
Signet Jewelers Ltd.	33,000	896,280
Sleep Number Corp.*	24,800	1,165,600
Sonic Automotive, Inc., Class A	12,325	182,533
Tailored Brands, Inc.(x)	29,451	230,896
Tile Shop Holdings, Inc.	1,800	10,188
Winmark Corp.	1,200	226,308
Zumiez, Inc.*	8,500	211,565

		33,773,565

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	42,834	1,102,976
Culp, Inc.	5,500	105,765
Deckers Outdoor Corp.*	16,200	2,381,238
Fossil Group, Inc.(x)*	23,700	325,164
G-III Apparel Group Ltd.*	24,200	967,032
Movado Group, Inc.	5,300	192,814
Oxford Industries, Inc.	8,700	654,762
Steven Madden Ltd.	48,310	1,634,810
Unifi, Inc.*	9,000	174,150
Vera Bradley, Inc.*	18,100	239,825
Wolverine World Wide, Inc.	55,580	1,985,873

		9,764,409

Total Consumer Discretionary		135,628,948

Consumer Staples (2.8%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	4,974	1,465,987
Castle Brands, Inc.(x)*	2,800	1,950
Celsius Holdings, Inc.(x)*	1,200	5,112
Coca-Cola Consolidated, Inc.	2,600	748,358
Craft Brew Alliance, Inc.*	6,700	93,666
MGP Ingredients, Inc.(x)	7,100	547,765
National Beverage Corp.(x)	6,700	386,791
Primo Water Corp.*	12,200	188,612

		3,438,241

Food & Staples Retailing (0.7%)
Andersons, Inc. (The)	16,409	528,862
BJ’s Wholesale Club Holdings, Inc.*	71,166	1,949,948
Chefs’ Warehouse, Inc. (The)*	9,000	279,450
Ingles Markets, Inc., Class A	6,800	187,816
Natural Grocers by Vitamin Cottage, Inc.*	11,100	132,645
Performance Food Group Co.*	56,900	2,255,516
PriceSmart, Inc.	11,452	674,294
Rite Aid Corp.(x)*	587,900	373,317
Smart & Final Stores, Inc.(x)*	15,800	78,052
SpartanNash Co.	20,870	331,207
United Natural Foods, Inc.*	28,488	376,611
Village Super Market, Inc., Class A	5,000	136,650
Weis Markets, Inc.	3,551	144,916

		7,449,284

Food Products (1.2%)
Alico, Inc.	700	19,047
B&G Foods, Inc.(x)	37,700	920,634
Calavo Growers, Inc.	8,900	746,265
Cal-Maine Foods, Inc.	17,384	775,848
Darling Ingredients, Inc.*	94,299	2,041,573
Dean Foods Co.	37,800	114,534
Farmer Brothers Co.*	5,217	104,392
Fresh Del Monte Produce, Inc.	18,504	500,163
Freshpet, Inc.*	13,100	553,999
Hostess Brands, Inc.*	45,800	572,500
J&J Snack Foods Corp.	8,603	1,366,501
John B Sanfilippo & Son, Inc.	3,700	265,919
Lancaster Colony Corp.	10,737	1,682,381
Landec Corp.*	15,400	189,112
Limoneira Co.	7,100	167,063
Sanderson Farms, Inc.	11,493	1,515,237
Seneca Foods Corp., Class A*	6,100	150,060
Simply Good Foods Co. (The)*	33,700	693,883
Tootsie Roll Industries, Inc.(x)	15,817	589,013

		12,968,124

Household Products (0.2%)
Central Garden & Pet Co.(x)*	5,100	130,356
Central Garden & Pet Co., Class A*	19,233	447,167
Oil-Dri Corp. of America	3,200	99,648
WD-40 Co.	8,227	1,393,983

		2,071,154

Personal Products (0.3%)
Edgewell Personal Care Co.*	30,100	1,321,089
elf Beauty, Inc.(x)*	11,400	120,840
Inter Parfums, Inc.	9,100	690,417
Medifast, Inc.	6,000	765,300
Natural Health Trends Corp.	7,500	97,200
Nature’s Sunshine Products, Inc.*	600	5,574
Revlon, Inc., Class A(x)*	11,000	213,180
USANA Health Sciences, Inc.*	7,000	587,090

		3,800,690

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	13,500	23,085
Pyxus International, Inc.(x)*	1,600	38,224
Turning Point Brands, Inc.	1,400	64,526
Universal Corp.	14,153	815,638
Vector Group Ltd.	57,818	623,856

		1,565,329

Total Consumer Staples		31,292,822

Energy (3.6%)
Energy Equipment & Services (1.3%)
Archrock, Inc.	71,000	694,380
Basic Energy Services, Inc.*	8,300	31,540
Bristow Group, Inc.(x)*	30,480	33,833
C&J Energy Services, Inc.*	36,000	558,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cactus, Inc., Class A*	20,600	$733,360
CARBO Ceramics, Inc.(x)*	13,400	46,900
Covia Holdings Corp.(x)*	9,600	53,664
Dawson Geophysical Co.*	800	2,344
Diamond Offshore Drilling, Inc.(x)*	37,000	388,130
Dril-Quip, Inc.*	21,700	994,945
Era Group, Inc.*	13,200	152,328
Exterran Corp.*	17,100	288,135
Forum Energy Technologies, Inc.*	45,000	229,950
Frank’s International NV*	36,300	225,423
FTS International, Inc.*	5,200	52,000
Helix Energy Solutions Group, Inc.*	79,400	628,054
Independence Contract Drilling, Inc.*	17,300	47,921
ION Geophysical Corp.*	1,800	25,992
Keane Group, Inc.*	20,200	219,978
Key Energy Services, Inc.(x)*	2,200	8,932
KLX Energy Services Holdings, Inc.*	11,920	299,669
Liberty Oilfield Services, Inc., Class A(x)	24,600	378,594
Mammoth Energy Services, Inc.	7,000	116,550
Matrix Service Co.*	13,200	258,456
McDermott International, Inc.*	101,613	756,001
Natural Gas Services Group, Inc.*	6,877	119,041
NCS Multistage Holdings, Inc.(x)*	4,900	25,382
Newpark Resources, Inc.*	47,602	436,034
Nine Energy Service, Inc.*	1,900	43,035
Noble Corp. plc*	139,900	401,513
Nuverra Environmental Solutions, Inc.(x)*	300	2,670
Oceaneering International, Inc.*	55,200	870,504
Oil States International, Inc.*	29,100	493,536
Pioneer Energy Services Corp.*	28,900	51,153
Profire Energy, Inc.*	6,500	11,635
ProPetro Holding Corp.*	31,800	716,772
Quintana Energy Services, Inc.(x)*	600	2,592
RigNet, Inc.*	9,900	96,723
Rowan Cos. plc, Class A*	66,800	720,772
SEACOR Holdings, Inc.*	9,200	388,976
SEACOR Marine Holdings, Inc.*	14,649	194,978
Select Energy Services, Inc., Class A(x)*	12,400	149,048
Smart Sand, Inc.(x)*	27,500	122,375
Solaris Oilfield Infrastructure, Inc., Class A(x)	8,600	141,384
Superior Energy Services, Inc.*	87,200	407,224
TETRA Technologies, Inc.*	70,461	164,879
Tidewater, Inc.(x)*	13,950	323,500
Unit Corp.*	28,500	405,840
US Silica Holdings, Inc.(x)	53,200	923,552

		14,438,917

Oil, Gas & Consumable Fuels (2.3%)
Abraxas Petroleum Corp.*	81,300	101,625
Adams Resources & Energy, Inc.	100	3,906
Alta Mesa Resources, Inc., Class A(x)*	7,300	1,937
Approach Resources, Inc.(x)*	11,800	4,174
Arch Coal, Inc., Class A(x)	12,600	1,150,002
Ardmore Shipping Corp.*	17,500	107,800
Bonanza Creek Energy, Inc.*	9,500	215,555
California Resources Corp.(x)*	25,200	647,892
Callon Petroleum Co.*	143,621	1,084,339
Carrizo Oil & Gas, Inc.*	43,203	538,741
Clean Energy Fuels Corp.*	82,859	256,034
CONSOL Energy, Inc.*	15,700	537,254
CVR Energy, Inc.	14,000	576,800
Delek US Holdings, Inc.	46,447	1,691,600
Denbury Resources, Inc.(x)*	255,200	523,160
DHT Holdings, Inc.	61,500	274,290
Dorian LPG Ltd.*	17,738	113,878
Earthstone Energy, Inc., Class A(x)*	3,400	24,072
Energy Fuels, Inc.(x)*	5,700	18,981
EP Energy Corp., Class A(x)*	57,300	14,898
Evolution Petroleum Corp.	17,600	118,800
Frontline Ltd.(x)*	41,200	266,152
GasLog Ltd.	23,500	410,310
Golar LNG Ltd.	55,100	1,162,059
Goodrich Petroleum Corp.*	500	6,800
Green Plains, Inc.	21,700	361,956
Gulfport Energy Corp.*	97,600	782,752
Halcon Resources Corp.(x)*	32,800	44,280
Hallador Energy Co.	2,000	10,520
HighPoint Resources Corp.*	61,902	136,803
International Seaways, Inc.*	25,466	436,487
Isramco, Inc.(x)*	1,321	149,273
Jagged Peak Energy, Inc.(x)*	26,200	274,314
Jura Energy Corp.*	690	41
Laredo Petroleum, Inc.*	86,900	268,521
Lilis Energy, Inc.(x)*	10,700	12,519
Matador Resources Co.(x)*	58,500	1,130,805
Midstates Petroleum Co., Inc.*	2,500	24,425
Montage Resources Corp.*	6,266	94,241
NACCO Industries, Inc., Class A	2,400	91,728
NextDecade Corp.*	700	3,864
Nordic American Tankers Ltd.(x)	46,101	93,124
Northern Oil and Gas, Inc.(x)*	108,000	295,920
Oasis Petroleum, Inc.*	150,528	909,189
Overseas Shipholding Group, Inc., Class A*	18,300	41,907
Panhandle Oil and Gas, Inc., Class A	9,300	146,010
Par Pacific Holdings, Inc.*	17,600	313,456
PDC Energy, Inc.(x)*	37,835	1,539,128
Peabody Energy Corp.	45,100	1,277,683
Penn Virginia Corp.*	8,000	352,800
Renewable Energy Group, Inc.*	24,200	531,432
REX American Resources Corp.*	3,600	290,196
Ring Energy, Inc.*	23,700	139,119
Rosehill Resources, Inc.(x)*	700	2,380
SandRidge Energy, Inc.*	19,900	159,598
Scorpio Tankers, Inc.	25,320	502,349
SemGroup Corp., Class A	38,200	563,068
Ship Finance International Ltd.(x)	61,305	756,504
SilverBow Resources, Inc.*	300	6,900
Southwestern Energy Co.*	329,400	1,544,886
SRC Energy, Inc.*	135,100	691,712
Talos Energy, Inc.*	10,900	289,504
Teekay Corp.	56,300	220,696
Teekay Tankers Ltd., Class A*	88,757	86,103
Tellurian, Inc.(x)*	32,800	367,360
Ultra Petroleum Corp.(x)*	81,300	49,593
Uranium Energy Corp.(x)*	3,000	4,200
W&T Offshore, Inc.(x)*	66,444	458,464
World Fuel Services Corp.	37,400	1,080,486

		26,387,355

Total Energy		40,826,272

Financials (16.9%)
Banks (8.6%)
1st Source Corp.	9,072	407,424
ACNB Corp.	3,400	125,800
Allegiance Bancshares, Inc.*	6,400	215,808
Amalgamated Bank, Class A	1,200	18,780
American National Bankshares, Inc.	4,700	164,124
Ameris Bancorp	20,854	716,335
Ames National Corp.	5,450	149,384
Arrow Financial Corp.	7,323	240,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Atlantic Capital Bancshares, Inc.*	10,700	$190,781
Banc of California, Inc.	27,900	386,136
BancFirst Corp.	9,000	469,350
Bancorp, Inc. (The)*	29,900	241,592
BancorpSouth Bank	61,000	1,721,420
Bank of Marin Bancorp	6,800	276,692
Bank of NT Butterfield & Son Ltd. (The)	30,800	1,105,104
Bankwell Financial Group, Inc.	3,300	96,294
Banner Corp.	23,000	1,245,910
Bar Harbor Bankshares	8,546	221,085
Baycom Corp.*	100	2,264
Berkshire Hills Bancorp, Inc.	28,094	765,281
Blue Hills Bancorp, Inc.	12,800	305,920
Boston Private Financial Holdings, Inc.	46,970	514,791
Bridge Bancorp, Inc.	10,481	307,093
Brookline Bancorp, Inc.	39,977	575,669
Bryn Mawr Bank Corp.	9,280	335,286
Business First Bancshares, Inc.(x)	500	12,270
Byline Bancorp, Inc.*	2,200	40,656
C&F Financial Corp.	2,000	101,200
Cadence Bancorp	69,687	1,292,694
Cambridge Bancorp	100	8,285
Camden National Corp.	8,750	365,050
Capital City Bank Group, Inc.	7,600	165,528
Carolina Financial Corp.	10,700	370,113
Cathay General Bancorp	41,947	1,422,423
CBTX, Inc.	10,300	334,441
CenterState Bank Corp.	53,392	1,271,264
Central Pacific Financial Corp.	17,100	493,164
Central Valley Community Bancorp	5,200	101,660
Century Bancorp, Inc., Class A	2,000	146,000
Chemical Financial Corp.	44,794	1,843,721
Chemung Financial Corp.	200	9,386
Citizens & Northern Corp.	6,802	170,322
City Holding Co.	8,450	643,805
CNB Financial Corp.	8,600	217,322
Codorus Valley Bancorp, Inc.	5,870	125,324
Columbia Banking System, Inc.	40,955	1,338,819
Community Bank System, Inc.	28,102	1,679,657
Community Trust Bancorp, Inc.	8,725	358,248
ConnectOne Bancorp, Inc.	16,200	319,140
County Bancorp, Inc.	300	5,280
Customers Bancorp, Inc.*	14,900	272,819
CVB Financial Corp.	58,087	1,222,731
Eagle Bancorp, Inc.*	17,550	881,010
Enterprise Bancorp, Inc.	5,200	149,396
Enterprise Financial Services Corp.	12,495	509,421
Equity Bancshares, Inc., Class A*	4,100	118,080
Farmers & Merchants Bancorp, Inc.	100	3,010
Farmers National Banc Corp.	14,500	199,955
FB Financial Corp.	4,100	130,216
Fidelity Southern Corp.	10,800	295,812
Financial Institutions, Inc.	8,900	241,902
First Bancorp (Nasdaq Stock Exchange)	16,310	566,936
First Bancorp (Quotrix Stock Exchange)	125,900	1,442,814
First Bancorp, Inc.	5,419	135,041
First Bancshares, Inc. (The)	1,000	30,900
First Busey Corp.	21,259	518,720
First Business Financial Services, Inc.	5,100	102,102
First Commonwealth Financial Corp.	51,113	644,024
First Community Bankshares, Inc.	9,000	298,260
First Financial Bancorp	53,743	1,293,057
First Financial Bankshares, Inc.	36,624	2,116,135
First Financial Corp.	6,000	252,000
First Financial Northwest, Inc.	1,200	18,900
First Foundation, Inc.	15,100	204,907
First Guaranty Bancshares, Inc.(x)	29	594
First Internet Bancorp	4,100	79,253
First Interstate BancSystem, Inc., Class A	18,327	729,781
First Merchants Corp.	27,600	1,017,060
First Mid-Illinois Bancshares, Inc.	5,000	166,600
First Midwest Bancorp, Inc.	65,868	1,347,659
First Northwest Bancorp	6,300	98,091
First of Long Island Corp. (The)	12,275	269,191
First United Corp.	100	1,726
Flushing Financial Corp.	15,942	349,608
Franklin Financial Network, Inc.	7,800	226,278
Fulton Financial Corp.	99,800	1,544,904
German American Bancorp, Inc.	12,150	357,210
Glacier Bancorp, Inc.	53,014	2,124,271
Great Southern Bancorp, Inc.	6,130	318,147
Great Western Bancorp, Inc.	33,400	1,055,106
Hancock Whitney Corp.	48,486	1,958,834
Hanmi Financial Corp.	18,000	382,860
HarborOne Bancorp, Inc.*	9,800	168,560
Heartland Financial USA, Inc.	20,100	857,265
Heritage Commerce Corp.	16,500	199,650
Heritage Financial Corp.	17,362	523,291
Hilltop Holdings, Inc.	42,000	766,500
Home BancShares, Inc.	97,101	1,706,065
HomeTrust Bancshares, Inc.	10,100	254,520
Hope Bancorp, Inc.	73,614	962,871
Horizon Bancorp, Inc.	16,950	272,725
Howard Bancorp, Inc.*	300	4,443
IBERIABANK Corp.	33,985	2,437,064
Independent Bank Corp./MA	14,886	1,205,915
Independent Bank Corp./MI	11,700	251,550
Independent Bank Group, Inc.	18,155	931,170
International Bancshares Corp.	31,390	1,193,762
Investors Bancorp, Inc.	139,840	1,657,104
Lakeland Bancorp, Inc.	23,635	352,871
Lakeland Financial Corp.	13,800	624,036
LCNB Corp.	5,100	87,465
LegacyTexas Financial Group, Inc.	25,560	955,688
Live Oak Bancshares, Inc.	21,500	314,115
Macatawa Bank Corp.	16,700	165,998
MBT Financial Corp.	10,200	102,204
Mercantile Bank Corp.	8,900	291,208
Metropolitan Bank Holding Corp.*	400	13,916
Midland States Bancorp, Inc.	11,800	283,908
MidWestOne Financial Group, Inc.	5,100	138,975
MutualFirst Financial, Inc.	3,200	95,904
National Bank Holdings Corp., Class A	13,800	458,988
National Bankshares, Inc.(x)	3,800	162,830
National Commerce Corp.*	8,300	325,443
NBT Bancorp, Inc.	24,582	885,198
Nicolet Bankshares, Inc.*	2,600	154,960
Northrim Bancorp, Inc.	4,600	158,332
OFG Bancorp	22,700	449,233
Old Line Bancshares, Inc.	5,300	132,129
Old National Bancorp	98,605	1,617,122
Old Second Bancorp, Inc.	17,800	224,102
Opus Bank	10,900	215,820
Origin Bancorp, Inc.(x)	9,700	330,285
Orrstown Financial Services, Inc.	500	9,295
Pacific Mercantile Bancorp*	1,900	14,478
Pacific Premier Bancorp, Inc.	25,493	676,329
Park National Corp.	7,648	724,648
Peapack Gladstone Financial Corp.	9,000	235,980
Penns Woods Bancorp, Inc.	3,200	131,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Peoples Bancorp of North Carolina, Inc.	20	$532
Peoples Bancorp, Inc.	9,220	285,543
Peoples Financial Services Corp.	3,900	176,436
People’s Utah Bancorp	7,600	200,412
Preferred Bank	7,000	314,790
Premier Financial Bancorp, Inc.	7,212	113,301
QCR Holdings, Inc.	6,800	230,656
RBB Bancorp	1,100	20,680
Renasant Corp.	24,681	835,452
Republic Bancorp, Inc., Class A	5,400	241,488
Republic First Bancorp, Inc.*	28,300	148,575
S&T Bancorp, Inc.	20,325	803,447
Sandy Spring Bancorp, Inc.	18,648	583,310
Seacoast Banking Corp. of Florida*	32,100	845,835
ServisFirst Bancshares, Inc.	25,200	850,752
Shore Bancshares, Inc.	7,600	113,316
Sierra Bancorp	5,966	144,974
Simmons First National Corp., Class A	50,528	1,236,925
South State Corp.	20,052	1,370,354
Southern First Bancshares, Inc.*	3,700	125,319
Southern National Bancorp of Virginia, Inc.	7,300	106,945
Southside Bancshares, Inc.	16,089	534,637
Spirit of Texas Bancshares, Inc.*	200	4,240
Stock Yards Bancorp, Inc.	12,150	410,792
Summit Financial Group, Inc.	4,800	127,248
Tompkins Financial Corp.	8,300	631,381
Towne Bank	43,621	1,079,620
TriCo Bancshares	13,212	519,099
TriState Capital Holdings, Inc.*	12,600	257,418
Triumph Bancorp, Inc.(x)*	18,500	543,715
Trustmark Corp.	38,680	1,300,808
UMB Financial Corp.	25,418	1,627,769
Union Bankshares Corp.	43,474	1,405,514
Union Bankshares, Inc.	1,900	85,937
United Bankshares, Inc.	63,173	2,289,390
United Community Banks, Inc.	51,100	1,273,923
Univest Financial Corp.	14,525	355,282
Valley National Bancorp	198,446	1,901,113
Veritex Holdings, Inc.	23,270	563,599
Washington Trust Bancorp, Inc.	9,900	476,685
WesBanco, Inc.	27,306	1,085,414
West Bancorporation, Inc.	9,300	192,324
Westamerica Bancorp	14,174	875,953

		97,326,607

Capital Markets (1.2%)
Artisan Partners Asset Management, Inc., Class A	25,500	641,835
Associated Capital Group, Inc., Class A(x)	4,000	158,240
B. Riley Financial, Inc.	4,474	74,671
Blucora, Inc.*	26,800	894,584
BrightSphere Investment Group plc	45,300	614,268
Cohen & Steers, Inc.	12,009	507,621
Cowen, Inc.(x)*	15,650	226,769
Diamond Hill Investment Group, Inc.	1,713	239,820
Donnelley Financial Solutions, Inc.*	18,800	279,744
Federated Investors, Inc., Class B	54,100	1,585,671
Focus Financial Partners, Inc., Class A(x)*	10,524	375,075
GAIN Capital Holdings, Inc.(x)	20,400	128,112
GAMCO Investors, Inc., Class A	6,400	131,200
Greenhill & Co., Inc.	12,500	268,875
Hamilton Lane, Inc., Class A	8,300	361,714
Houlihan Lokey, Inc.	16,700	765,695
INTL. FCStone, Inc.*	8,600	333,336
Ladenburg Thalmann Financial Services, Inc.	57,900	163,857
Moelis & Co., Class A	21,800	907,098
Oppenheimer Holdings, Inc., Class A	5,100	132,702
Piper Jaffray Cos	8,300	604,489
PJT Partners, Inc., Class A	10,200	426,360
Pzena Investment Management, Inc., Class A	10,411	84,225
Safeguard Scientifics, Inc.(x)*	8,700	94,395
Siebert Financial Corp.(x)*	100	1,181
Stifel Financial Corp.	43,586	2,299,597
Virtus Investment Partners, Inc.	5,978	583,154
Waddell & Reed Financial, Inc., Class A	44,900	776,321
Westwood Holdings Group, Inc.	4,197	148,028
WisdomTree Investments, Inc.(x)	68,000	480,080

		14,288,717

Consumer Finance (0.7%)
Curo Group Holdings Corp.(x)*	4,300	43,129
Encore Capital Group, Inc.(x)*	15,600	424,788
Enova International, Inc.*	19,213	438,441
EZCORP, Inc., Class A*	24,996	232,963
FirstCash, Inc.	27,335	2,364,477
Green Dot Corp., Class A*	25,500	1,546,575
LendingClub Corp.*	186,000	574,740
Nelnet, Inc., Class A	11,569	637,105
PRA Group, Inc.*	28,848	773,415
Regional Management Corp.*	5,800	141,636
World Acceptance Corp.*	3,481	407,729

		7,584,998

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	16,281	324,318
Cannae Holdings, Inc.*	37,800	917,028
FGL Holdings	79,200	623,304
Marlin Business Services Corp.	5,400	116,100
On Deck Capital, Inc.*	39,700	215,174

		2,195,924

Insurance (2.7%)
Ambac Financial Group, Inc.*	25,900	469,308
American Equity Investment Life Holding Co.	49,493	1,337,301
AMERISAFE, Inc.	10,900	647,460
Argo Group International Holdings Ltd.	18,985	1,341,480
Citizens, Inc.(x)*	28,649	191,089
CNO Financial Group, Inc.	102,901	1,664,938
Crawford & Co., Class B	10,100	92,213
Donegal Group, Inc., Class A	9,844	132,402
eHealth, Inc.*	10,900	679,506
EMC Insurance Group, Inc.	5,900	188,092
Employers Holdings, Inc.	19,701	790,207
Enstar Group Ltd.*	6,488	1,128,912
FBL Financial Group, Inc., Class A	5,600	351,232
FedNat Holding Co.	10,400	166,816
Genworth Financial, Inc., Class A*	284,700	1,090,401
Global Indemnity Ltd.	4,800	145,824
Goosehead Insurance, Inc., Class A(x)	4,600	128,248
Greenlight Capital Re Ltd., Class A(x)*	18,793	204,280
Hallmark Financial Services, Inc.*	1,900	19,760
HCI Group, Inc.	3,100	132,463
Health Insurance Innovations, Inc., Class A(x)*	5,700	152,874
Heritage Insurance Holdings, Inc.	17,400	254,040
Horace Mann Educators Corp.	23,037	811,133
Independence Holding Co.	1,300	45,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Investors Title Co.	900	$142,110
James River Group Holdings Ltd.	12,800	513,024
Kemper Corp.	30,194	2,298,971
Kinsale Capital Group, Inc.	10,900	747,413
Maiden Holdings Ltd.	23,361	17,350
MBIA, Inc.*	75,500	718,760
National General Holdings Corp.	34,400	816,312
National Western Life Group, Inc., Class A	1,300	341,211
Navigators Group, Inc. (The)	12,906	901,742
NI Holdings, Inc.*	500	8,000
Primerica, Inc.	26,600	3,249,190
ProAssurance Corp.	29,700	1,027,917
Protective Insurance Corp., Class B	7,523	139,326
RLI Corp.	21,796	1,563,863
Safety Insurance Group, Inc.	8,275	721,084
Selective Insurance Group, Inc.	32,632	2,064,953
State Auto Financial Corp.	8,834	290,815
Stewart Information Services Corp.	12,627	539,047
Third Point Reinsurance Ltd.*	51,900	538,722
Tiptree, Inc.	12,500	79,125
Trupanion, Inc.(x)*	11,800	386,332
United Fire Group, Inc.	12,364	540,430
United Insurance Holdings Corp.	15,200	241,680
Universal Insurance Holdings, Inc.	17,900	554,900

		30,608,081

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AG Mortgage Investment Trust, Inc. (REIT)	15,500	261,020
Anworth Mortgage Asset Corp. (REIT)	51,011	206,084
Apollo Commercial Real Estate Finance, Inc. (REIT)	64,007	1,164,927
Arbor Realty Trust, Inc. (REIT)(x)	37,769	489,864
Ares Commercial Real Estate Corp. (REIT)	14,500	220,255
Arlington Asset Investment Corp. (REIT), Class A(x)	22,300	177,508
ARMOUR Residential REIT, Inc. (REIT)	21,101	412,103
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	62,000	2,142,720
Capstead Mortgage Corp. (REIT)	54,837	471,050
Cherry Hill Mortgage Investment Corp. (REIT)	2,000	34,440
Colony Credit Real Estate, Inc. (REIT)(x)	46,900	734,454
Dynex Capital, Inc. (REIT)	32,000	194,880
Exantas Capital Corp. (REIT)	18,948	201,417
Granite Point Mortgage Trust, Inc. (REIT)	24,300	451,251
Great Ajax Corp. (REIT)	10,000	137,400
Invesco Mortgage Capital, Inc. (REIT)	64,594	1,020,585
KKR Real Estate Finance Trust, Inc. (REIT)	8,400	168,168
Ladder Capital Corp. (REIT)	64,748	1,102,011
New York Mortgage Trust, Inc. (REIT)	63,100	384,279
Orchid Island Capital, Inc. (REIT)(x)	33,000	217,140
PennyMac Mortgage Investment Trust (REIT)	42,545	881,107
Ready Capital Corp. (REIT)	1,400	20,538
Redwood Trust, Inc. (REIT)	43,791	707,225
TPG RE Finance Trust, Inc. (REIT)	19,500	382,200
Western Asset Mortgage Capital Corp. (REIT)	18,900	193,347

		12,375,973

Thrifts & Mortgage Finance (2.4%)
Axos Financial, Inc.*	34,400	996,224
BankFinancial Corp.	10,521	156,447
Bridgewater Bancshares, Inc.*	1,900	19,589
BSB Bancorp, Inc.*	4,500	147,780
Capitol Federal Financial, Inc.	78,400	1,046,640
Columbia Financial, Inc.*	27,700	434,059
Dime Community Bancshares, Inc.	17,901	335,286
ESSA Bancorp, Inc.	500	7,700
Essent Group Ltd.*	53,700	2,333,265
Federal Agricultural Mortgage Corp., Class C	4,300	311,449
First Defiance Financial Corp.	10,200	293,148
Flagstar Bancorp, Inc.	22,600	743,992
Hingham Institution for Savings	800	137,608
Home Bancorp, Inc.	4,400	146,300
HomeStreet, Inc.*	14,700	387,345
Impac Mortgage Holdings, Inc.(x)*	2,200	8,624
Kearny Financial Corp.	64,511	830,257
LendingTree, Inc.(x)*	4,300	1,511,708
Luther Burbank Corp.	1,900	19,190
Merchants Bancorp	1,800	38,700
Meridian Bancorp, Inc.	31,000	486,390
Meta Financial Group, Inc.	14,100	277,488
MGIC Investment Corp.*	212,087	2,797,427
Mr Cooper Group, Inc.*	41,588	398,829
NMI Holdings, Inc., Class A*	49,200	1,272,804
Northfield Bancorp, Inc.	24,183	336,144
Northwest Bancshares, Inc.	55,110	935,217
OceanFirst Financial Corp.	33,479	805,505
Ocwen Financial Corp.*	116,800	212,576
Oritani Financial Corp.	22,150	368,354
PennyMac Financial Services, Inc.	13,300	295,792
Provident Financial Services, Inc.	38,216	989,412
Radian Group, Inc.	123,600	2,563,464
SI Financial Group, Inc.	6,200	80,042
Southern Missouri Bancorp, Inc.	4,500	138,600
Sterling Bancorp, Inc.	600	6,084
Territorial Bancorp, Inc.	5,595	150,561
TrustCo Bank Corp.	52,454	407,043
United Community Financial Corp.	26,400	246,840
United Financial Bancorp, Inc.	28,760	412,706
Walker & Dunlop, Inc.	15,845	806,669
Washington Federal, Inc.	52,200	1,508,058
Waterstone Financial, Inc.	14,400	237,024
Western New England Bancorp, Inc.	16,000	147,680
WSFS Financial Corp.	29,553	1,140,746

		26,926,766

Total Financials		191,307,066

Health Care (15.4%)
Biotechnology (6.4%)
Abeona Therapeutics, Inc.(x)*	24,900	183,264
ACADIA Pharmaceuticals, Inc.(x)*	55,000	1,476,750
Acceleron Pharma, Inc.(x)*	20,900	973,313
Achaogen, Inc.(x)*	24,000	10,951
Achillion Pharmaceuticals, Inc.*	74,100	219,336
Acorda Therapeutics, Inc.*	25,135	334,044
Adamas Pharmaceuticals, Inc.(x)*	21,300	151,443
ADMA Biologics, Inc.(x)*	3,000	11,370
Aduro Biotech, Inc.*	42,700	169,946
Adverum Biotechnologies, Inc.(x)*	3,600	18,864
Aeglea BioTherapeutics, Inc.*	2,700	21,735
Agenus, Inc.(x)*	70,000	207,900
AgeX Therapeutics, Inc.(x)*	5,650	22,883
Aimmune Therapeutics, Inc.(x)*	24,200	540,870
Akebia Therapeutics, Inc.(x)*	46,835	383,579
Albireo Pharma, Inc.(x)*	1,500	48,315
Alder Biopharmaceuticals, Inc.(x)*	47,700	651,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Aldeyra Therapeutics, Inc.(x)*	3,500	$31,605
Allakos, Inc.(x)*	5,200	210,600
Allena Pharmaceuticals, Inc.*	1,100	7,722
Allogene Therapeutics, Inc.(x)*	11,951	345,503
AMAG Pharmaceuticals, Inc.*	19,200	247,296
Amicus Therapeutics, Inc.(x)*	105,700	1,437,520
AnaptysBio, Inc.*	10,000	730,500
Anika Therapeutics, Inc.*	11,100	335,664
Apellis Pharmaceuticals, Inc.*	20,200	393,900
Aptinyx, Inc.(x)*	4,900	19,845
Arbutus Biopharma Corp.*	2,200	7,876
Arcus Biosciences, Inc.*	10,700	133,643
Ardelyx, Inc.*	33,800	94,640
Arena Pharmaceuticals, Inc.*	27,733	1,243,270
ArQule, Inc.(x)*	39,800	190,642
Array BioPharma, Inc.*	111,019	2,706,643
Arrowhead Pharmaceuticals, Inc.(x)*	48,600	891,810
Assembly Biosciences, Inc.*	9,000	177,210
Atara Biotherapeutics, Inc.*	22,700	902,325
Athenex, Inc.(x)*	23,500	287,875
Athersys, Inc.(x)*	76,300	114,450
Audentes Therapeutics, Inc.(x)*	17,900	698,458
AVEO Pharmaceuticals, Inc.(x)*	29,400	24,111
Avid Bioservices, Inc.(x)*	6,500	27,625
Avrobio, Inc.*	3,100	68,355
Bellicum Pharmaceuticals, Inc.(x)*	26,100	87,957
BioCryst Pharmaceuticals, Inc.(x)*	49,200	400,488
Biohaven Pharmaceutical Holding Co. Ltd.*	15,300	787,491
BioSpecifics Technologies Corp.*	4,000	249,320
BioTime, Inc.(x)*	46,500	60,915
Blueprint Medicines Corp.*	22,200	1,777,110
Calithera Biosciences, Inc.*	18,100	121,994
Calyxt, Inc.(x)*	5,500	96,745
Cara Therapeutics, Inc.(x)*	25,400	498,348
CareDx, Inc.*	18,500	583,120
CASI Pharmaceuticals, Inc.(x)*	11,800	33,866
Catalyst Biosciences, Inc.*	8,500	68,935
Catalyst Pharmaceuticals, Inc.(x)*	30,000	153,000
Celcuity, Inc.*	600	13,146
Cellular Biomedicine Group, Inc.(x)*	1,600	27,680
ChemoCentryx, Inc.*	24,400	338,916
Chimerix, Inc.*	37,000	77,700
Clovis Oncology, Inc.(x)*	24,700	613,054
Cohbar, Inc.(m)(x)*	2,900	9,454
Coherus Biosciences, Inc.(x)*	41,300	563,332
Concert Pharmaceuticals, Inc.*	13,900	167,773
Corbus Pharmaceuticals Holdings, Inc.(x)*	43,200	300,240
Corvus Pharmaceuticals, Inc.*	14,200	57,084
Crinetics Pharmaceuticals, Inc.(x)*	2,500	56,900
Cue Biopharma, Inc.(x)*	700	5,411
Cytokinetics, Inc.*	25,200	203,868
CytomX Therapeutics, Inc.*	29,300	314,975
Deciphera Pharmaceuticals, Inc.(x)*	7,900	183,359
Denali Therapeutics, Inc.(x)*	25,300	587,466
Dicerna Pharmaceuticals, Inc.*	29,800	436,570
Dynavax Technologies Corp.(x)*	36,850	269,374
Eagle Pharmaceuticals, Inc.*	4,800	242,352
Editas Medicine, Inc.(x)*	25,500	623,475
Eidos Therapeutics, Inc.(x)*	3,800	89,110
Emergent BioSolutions, Inc.*	24,800	1,252,896
Enanta Pharmaceuticals, Inc.*	8,800	840,576
Epizyme, Inc.*	45,600	564,984
Esperion Therapeutics, Inc.(x)*	12,800	513,920
Evelo Biosciences, Inc.(x)*	3,900	31,200
Fate Therapeutics, Inc.*	27,900	490,203
Fennec Pharmaceuticals, Inc.*	1,000	4,850
FibroGen, Inc.*	40,400	2,195,740
Five Prime Therapeutics, Inc.*	19,200	257,280
Flexion Therapeutics, Inc.(x)*	28,000	349,440
Fortress Biotech, Inc.(x)*	6,900	12,282
Forty Seven, Inc.*	4,300	69,488
G1 Therapeutics, Inc.*	11,400	189,240
Genomic Health, Inc.*	10,312	722,356
Geron Corp.(x)*	115,211	191,250
Global Blood Therapeutics, Inc.(x)*	27,900	1,476,747
GlycoMimetics, Inc.*	16,400	204,344
Gritstone Oncology, Inc.(x)*	3,200	42,560
Halozyme Therapeutics, Inc.*	82,135	1,322,374
Heron Therapeutics, Inc.(x)*	35,600	870,064
Homology Medicines, Inc.(x)*	8,800	244,024
Idera Pharmaceuticals, Inc.*	4,837	12,334
Immune Design Corp.*	11,500	67,275
ImmunoGen, Inc.*	89,168	241,645
Immunomedics, Inc.(x)*	73,600	1,413,856
Inovio Pharmaceuticals, Inc.(x)*	48,800	182,024
Insmed, Inc.*	42,200	1,226,754
Insys Therapeutics, Inc.(x)*	42,700	197,274
Intellia Therapeutics, Inc.(x)*	26,700	456,036
Intercept Pharmaceuticals, Inc.(x)*	12,200	1,364,692
Intrexon Corp.(x)*	38,800	204,088
Invitae Corp.*	30,300	709,626
Iovance Biotherapeutics, Inc.*	65,900	626,709
Ironwood Pharmaceuticals, Inc.*	74,200	1,003,926
Jounce Therapeutics, Inc.*	22,900	141,980
Kadmon Holdings, Inc.(x)*	10,700	28,248
Karyopharm Therapeutics, Inc.(x)*	23,500	137,240
Kezar Life Sciences, Inc.(x)*	2,600	46,124
Kindred Biosciences, Inc.*	7,400	67,858
Kiniksa Pharmaceuticals Ltd., Class A*	3,900	70,434
Kodiak Sciences, Inc.*	1,300	8,489
Kura Oncology, Inc.*	13,000	215,670
La Jolla Pharmaceutical Co.(x)*	17,100	109,953
Lexicon Pharmaceuticals, Inc.(x)*	23,911	132,945
Ligand Pharmaceuticals, Inc.(x)*	12,826	1,612,356
LogicBio Therapeutics, Inc.*	1,000	9,880
MacroGenics, Inc.*	18,300	329,034
Madrigal Pharmaceuticals, Inc.(x)*	3,200	400,832
MediciNova, Inc.(x)*	8,400	69,552
MeiraGTx Holdings plc*	1,100	18,953
Mersana Therapeutics, Inc.*	2,800	14,728
Minerva Neurosciences, Inc.*	22,700	178,422
Miragen Therapeutics, Inc.(x)*	2,700	7,533
Mirati Therapeutics, Inc.(x)*	10,100	740,330
Molecular Templates, Inc.*	700	4,067
Momenta Pharmaceuticals, Inc.*	54,428	790,839
Mustang Bio, Inc.(x)*	400	1,364
Myriad Genetics, Inc.*	39,200	1,301,440
NantKwest, Inc.(x)*	36,700	57,986
Natera, Inc.*	19,300	397,966
NewLink Genetics Corp.(x)*	32,400	62,532
Novavax, Inc.(x)*	146,259	80,574
Nymox Pharmaceutical Corp.*	2,600	5,122
OPKO Health, Inc.(x)*	179,600	468,756
Organovo Holdings, Inc.(x)*	78,150	77,525
Ovid therapeutics, Inc.*	1,700	3,009
Palatin Technologies, Inc.(x)*	19,800	19,408
PDL BioPharma, Inc.*	111,727	415,624
Pfenex, Inc.*	1,700	10,506
Pieris Pharmaceuticals, Inc.(x)*	12,700	42,545
PolarityTE, Inc.(x)*	11,800	126,260
Portola Pharmaceuticals, Inc.(x)*	36,400	1,263,080
Principia Biopharma, Inc.*	1,700	57,800
Progenics Pharmaceuticals, Inc.*	39,900	185,136
Proteostasis Therapeutics, Inc.(x)*	3,800	4,788
Prothena Corp. plc*	25,700	311,741

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
PTC Therapeutics, Inc.*	25,300	$952,292
Puma Biotechnology, Inc.(x)*	16,000	620,640
Ra Pharmaceuticals, Inc.*	14,800	331,520
Radius Health, Inc.*	25,500	508,470
Recro Pharma, Inc.*	9,600	56,256
REGENXBIO, Inc.*	16,000	916,960
Repligen Corp.*	21,700	1,282,036
Replimune Group, Inc.(x)*	2,000	30,440
Retrophin, Inc.*	19,700	445,811
Rhythm Pharmaceuticals, Inc.(x)*	7,800	213,798
Rigel Pharmaceuticals, Inc.*	76,040	195,423
Rocket Pharmaceuticals, Inc.*	12,600	221,004
Rubius Therapeutics, Inc.(x)*	8,000	144,800
Sangamo Therapeutics, Inc.*	56,600	539,964
Savara, Inc.*	7,500	55,275
Scholar Rock Holding Corp.(x)*	3,300	62,007
Seres Therapeutics, Inc.(x)*	19,800	136,026
Solid Biosciences, Inc.(x)*	6,800	62,560
Sorrento Therapeutics, Inc.(x)*	62,400	296,400
Spark Therapeutics, Inc.(x)*	20,269	2,308,234
Spectrum Pharmaceuticals, Inc.*	55,265	590,783
Spero Therapeutics, Inc.*	800	10,248
Spring Bank Pharmaceuticals, Inc.(x)*	300	3,147
Stemline Therapeutics, Inc.*	16,200	208,170
Surface Oncology, Inc.*	2,500	11,925
Syndax Pharmaceuticals, Inc.*	10,000	52,500
Synlogic, Inc.*	1,300	9,867
Syros Pharmaceuticals, Inc.*	6,000	54,840
T2 Biosystems, Inc.(x)*	14,500	38,135
TG Therapeutics, Inc.(x)*	55,300	444,612
Tocagen, Inc.*	3,400	36,958
Translate Bio, Inc.(x)*	1,600	16,304
Twist Bioscience Corp.*	2,900	67,222
Tyme Technologies, Inc.(x)*	30,800	54,208
Ultragenyx Pharmaceutical, Inc.(x)*	26,300	1,824,168
UNITY Biotechnology, Inc.(x)*	13,800	111,918
Unum Therapeutics, Inc.(x)*	1,700	7,463
Vanda Pharmaceuticals, Inc.*	34,600	636,640
Veracyte, Inc.*	12,200	305,244
Verastem, Inc.(x)*	67,300	199,208
Vericel Corp.*	21,900	383,469
Viking Therapeutics, Inc.(x)*	31,000	308,140
Voyager Therapeutics, Inc.*	19,000	363,660
Xencor, Inc.*	23,800	739,228
XOMA Corp.(x)*	1,671	20,687
Y-mAbs Therapeutics, Inc.*	2,300	60,283
Zafgen, Inc.(x)*	4,500	12,330
ZIOPHARM Oncology, Inc.(x)*	89,225	343,516

		72,730,759

Health Care Equipment & Supplies (3.5%)
Accuray, Inc.*	53,447	254,942
AngioDynamics, Inc.*	16,200	370,332
Antares Pharma, Inc.*	67,500	204,525
AtriCure, Inc.*	16,500	442,035
Atrion Corp.	800	702,944
Avanos Medical, Inc.*	26,300	1,122,484
Axogen, Inc.(x)*	22,400	471,744
Axonics Modulation Technologies, Inc.*	3,100	74,245
Cardiovascular Systems, Inc.*	18,300	707,478
Cerus Corp.*	67,100	418,033
CONMED Corp.	15,787	1,313,163
CryoLife, Inc.*	18,068	527,043
CryoPort, Inc.(x)*	6,800	87,856
Cutera, Inc.*	11,200	197,792
CytoSorbents Corp.(x)*	5,400	40,878
ElectroCore, Inc.(x)*	2,400	16,800
Endologix, Inc.*	4,410	29,150
FONAR Corp.*	1,300	26,611
GenMark Diagnostics, Inc.*	30,200	214,118
Glaukos Corp.*	16,400	1,285,268
Globus Medical, Inc., Class A*	40,200	1,986,282
Haemonetics Corp.*	29,408	2,572,612
Helius Medical Technologies, Inc.(x)*	2,100	13,986
Heska Corp.*	3,200	272,384
Inogen, Inc.*	9,400	896,478
Integer Holdings Corp.*	17,518	1,321,208
IntriCon Corp.*	4,800	120,384
Invacare Corp.	18,200	152,334
iRadimed Corp.(x)*	1,400	39,326
iRhythm Technologies, Inc.*	13,300	996,968
Lantheus Holdings, Inc.*	15,600	381,888
LeMaitre Vascular, Inc.	9,200	285,200
LivaNova plc*	27,800	2,703,550
Meridian Bioscience, Inc.	25,677	452,172
Merit Medical Systems, Inc.*	33,607	2,077,921
Natus Medical, Inc.*	19,400	492,372
Neogen Corp.*	27,822	1,596,705
Neuronetics, Inc.*	2,000	30,500
Nevro Corp.*	15,900	993,909
Novocure Ltd.*	40,100	1,931,617
NuVasive, Inc.*	28,409	1,613,347
Nuvectra Corp.*	4,900	53,949
OraSure Technologies, Inc.*	31,086	346,609
Orthofix Medical, Inc.*	10,000	564,100
OrthoPediatrics Corp.*	3,000	132,690
Oxford Immunotec Global plc*	15,500	267,065
Pulse Biosciences, Inc.(x)*	8,700	153,033
Quidel Corp.*	18,300	1,198,101
Rockwell Medical, Inc.(x)*	35,900	204,271
RTI Surgical Holdings, Inc.*	40,449	243,098
SeaSpine Holdings Corp.*	2,000	30,160
Senseonics Holdings, Inc.(x)*	52,800	129,360
SI-BONE, Inc.(x)*	2,500	47,100
Sientra, Inc.(x)*	13,500	115,830
STAAR Surgical Co.*	23,200	793,208
Surmodics, Inc.*	7,821	340,057
Tactile Systems Technology, Inc.*	8,700	458,664
Tandem Diabetes Care, Inc.*	24,900	1,581,150
TransEnterix, Inc.(x)*	68,100	162,078
Utah Medical Products, Inc.	2,500	220,625
Vapotherm, Inc.*	1,100	21,615
Varex Imaging Corp.*	21,600	731,808
ViewRay, Inc.(x)*	40,600	300,034
Wright Medical Group NV*	69,033	2,171,088

		39,704,277

Health Care Providers & Services (2.0%)
AAC Holdings, Inc.(x)*	11,800	21,712
Addus HomeCare Corp.*	5,300	337,027
Amedisys, Inc.*	15,634	1,927,047
American Renal Associates Holdings, Inc.*	13,600	83,504
AMN Healthcare Services, Inc.*	27,200	1,280,848
Apollo Medical Holdings, Inc.*	4,800	87,936
BioScrip, Inc.(x)*	79,000	158,000
BioTelemetry, Inc.*	22,700	1,421,474
Brookdale Senior Living, Inc.*	104,400	686,952
Capital Senior Living Corp.*	18,200	72,618
Community Health Systems, Inc.*	62,400	232,752
CorVel Corp.*	7,300	476,252
Cross Country Healthcare, Inc.*	23,495	165,170
Diplomat Pharmacy, Inc.*	39,700	230,657
Ensign Group, Inc. (The)	28,800	1,474,272
Genesis Healthcare, Inc.*	52,300	75,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Guardant Health, Inc.(x)*	8,110	$622,037
HealthEquity, Inc.*	33,200	2,456,136
LHC Group, Inc.*	17,207	1,907,568
Magellan Health, Inc.*	13,815	910,685
National HealthCare Corp.	7,200	546,336
National Research Corp.	7,625	294,325
Owens & Minor, Inc.	35,800	146,780
Patterson Cos., Inc.	45,800	1,000,730
PetIQ, Inc.(x)*	9,900	310,959
Providence Service Corp. (The)*	6,723	447,886
Quorum Health Corp.(x)*	3,700	5,180
R1 RCM, Inc.*	57,500	556,025
RadNet, Inc.*	24,800	307,272
Select Medical Holdings Corp.*	59,303	835,579
Surgery Partners, Inc.(x)*	17,100	192,888
Tenet Healthcare Corp.*	46,600	1,343,944
Tivity Health, Inc.*	33,301	584,766
Triple-S Management Corp., Class B*	13,836	315,737
US Physical Therapy, Inc.	6,907	725,442

		22,241,808

Health Care Technology (1.1%)
Allscripts Healthcare Solutions, Inc.*	104,000	992,160
Castlight Health, Inc., Class B*	59,550	223,313
Computer Programs & Systems, Inc.	8,902	264,300
Evolent Health, Inc., Class A(x)*	37,700	474,266
HealthStream, Inc.*	13,000	364,780
HMS Holdings Corp.*	50,429	1,493,203
Inovalon Holdings, Inc., Class A(x)*	35,900	446,237
Inspire Medical Systems, Inc.*	4,700	266,866
Medidata Solutions, Inc.*	31,600	2,314,384
NantHealth, Inc.(x)*	22,100	20,332
NextGen Healthcare Information Systems LLC*	30,276	509,545
Omnicell, Inc.*	21,055	1,702,086
Simulations Plus, Inc.	2,400	50,664
Tabula Rasa HealthCare, Inc.(x)*	9,700	547,274
Teladoc Health, Inc.(x)*	34,600	1,923,760
Vocera Communications, Inc.(x)*	15,700	496,591

		12,089,761

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.(x)*	13,100	275,362
Cambrex Corp.*	19,500	757,575
ChromaDex Corp.(x)*	2,700	11,313
Codexis, Inc.(x)*	28,400	583,052
Enzo Biochem, Inc.*	24,500	66,885
Fluidigm Corp.*	25,000	332,250
Harvard Bioscience, Inc.*	100	431
Luminex Corp.	21,519	495,152
Medpace Holdings, Inc.*	10,200	601,494
NanoString Technologies, Inc.*	14,700	351,771
NeoGenomics, Inc.*	30,400	621,984
Pacific Biosciences of California, Inc.*	60,000	433,800
Quanterix Corp.(x)*	4,200	108,486
Syneos Health, Inc.*	31,300	1,620,088

		6,259,643

Pharmaceuticals (1.9%)
Aclaris Therapeutics, Inc.(x)*	21,500	128,785
Aerie Pharmaceuticals, Inc.(x)*	19,900	945,250
Akcea Therapeutics, Inc.(x)*	8,600	243,638
Akorn, Inc.*	52,100	183,392
Amneal Pharmaceuticals, Inc.*	43,766	620,164
Amphastar Pharmaceuticals, Inc.*	20,400	416,772
ANI Pharmaceuticals, Inc.*	4,350	306,849
Aratana Therapeutics, Inc.*	31,850	114,660
Arvinas, Inc.(x)*	2,900	42,804
Assertio Therapeutics, Inc.*	45,500	230,685
Clearside Biomedical, Inc.(x)*	9,700	13,386
Collegium Pharmaceutical, Inc.*	21,500	325,510
Corcept Therapeutics, Inc.*	68,300	801,842
Cymabay Therapeutics, Inc.*	32,900	436,912
Dermira, Inc.*	27,400	371,270
Dova Pharmaceuticals, Inc.(x)*	13,200	117,348
Durect Corp.*	23,500	14,709
Eloxx Pharmaceuticals, Inc.*	5,300	61,904
Endo International plc*	125,100	1,004,553
Evolus, Inc.(x)*	14,900	336,293
Horizon Pharma plc*	91,200	2,410,416
Innoviva, Inc.*	47,500	666,425
Intersect ENT, Inc.*	14,000	450,100
Intra-Cellular Therapies, Inc.*	38,900	473,802
Kala Pharmaceuticals, Inc.(x)*	3,500	28,945
Lannett Co., Inc.(x)*	35,400	278,598
Liquidia Technologies, Inc.*	1,500	17,070
Mallinckrodt plc*	46,000	1,000,040
Marinus Pharmaceuticals, Inc.(x)*	3,700	15,466
Medicines Co. (The)(x)*	38,687	1,081,302
Melinta Therapeutics, Inc.(x)*	2,640	9,372
Menlo Therapeutics, Inc.*	800	6,280
MyoKardia, Inc.(x)*	17,000	883,830
Neos Therapeutics, Inc.(x)*	23,500	61,335
Ocular Therapeutix, Inc.(x)*	32,200	127,834
Odonate Therapeutics, Inc.(x)*	3,100	68,541
Omeros Corp.(x)*	23,200	402,984
Optinose, Inc.(x)*	11,700	120,510
Osmotica Pharmaceuticals plc*	2,500	9,000
Pacira Pharmaceuticals, Inc.*	20,600	784,036
Paratek Pharmaceuticals, Inc.(x)*	16,300	87,368
Phibro Animal Health Corp., Class A	9,050	298,650
Prestige Consumer Healthcare, Inc.*	29,800	891,318
Reata Pharmaceuticals, Inc., Class A(x)*	10,400	888,888
resTORbio, Inc.(x)*	2,600	17,732
Revance Therapeutics, Inc.*	19,800	312,048
scPharmaceuticals, Inc.(x)*	2,900	8,700
SIGA Technologies, Inc.*	18,000	108,180
Supernus Pharmaceuticals, Inc.*	26,500	928,560
Teligent, Inc.(x)*	40,300	46,748
Tetraphase Pharmaceuticals, Inc.*	28,500	38,190
TherapeuticsMD, Inc.(x)*	94,600	460,702
Theravance Biopharma, Inc.(x)*	23,000	521,410
Tricida, Inc.*	7,600	293,512
Verrica Pharmaceuticals, Inc.*	700	7,567
WaVe Life Sciences Ltd.(x)*	9,600	372,960
Xeris Pharmaceuticals, Inc.*	2,900	29,116
Zogenix, Inc.(x)*	19,712	1,084,357

		22,008,618

Total Health Care		175,034,866

Industrials (14.3%)
Aerospace & Defense (1.0%)
AAR Corp.	19,012	618,080
Aerojet Rocketdyne Holdings, Inc.*	39,300	1,396,329
Aerovironment, Inc.*	11,621	794,993
Astronics Corp.*	11,100	363,192
Axon Enterprise, Inc.*	33,600	1,828,176
Cubic Corp.	14,486	814,693
Ducommun, Inc.*	3,800	165,376
KeyW Holding Corp. (The)(x)*	21,600	186,192
Kratos Defense & Security Solutions, Inc.*	38,500	601,755
Maxar Technologies, Inc.(x)	8,400	33,768
Mercury Systems, Inc.*	27,100	1,736,568
Moog, Inc., Class A	18,353	1,595,793
National Presto Industries, Inc.	2,400	260,520
Triumph Group, Inc.	27,900	531,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Vectrus, Inc.*	6,100	$162,199
Wesco Aircraft Holdings, Inc.*	19,100	167,889

		11,257,297

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	29,400	677,670
Atlas Air Worldwide Holdings, Inc.*	14,327	724,373
Echo Global Logistics, Inc.*	16,500	408,870
Forward Air Corp.	17,140	1,109,472
Hub Group, Inc., Class A*	19,033	777,498
Radiant Logistics, Inc.*	22,600	142,380

		3,840,263

Airlines (0.5%)
Allegiant Travel Co.	7,577	980,994
Hawaiian Holdings, Inc.	30,300	795,375
SkyWest, Inc.	29,400	1,596,126
Spirit Airlines, Inc.*	38,300	2,024,538

		5,397,033

Building Products (1.2%)
AAON, Inc.	23,200	1,071,376
Advanced Drainage Systems, Inc.	19,000	489,630
American Woodmark Corp.*	7,900	652,777
Apogee Enterprises, Inc.	15,900	596,091
Armstrong Flooring, Inc.*	12,200	165,920
Builders FirstSource, Inc.*	61,600	821,744
Caesarstone Ltd.(x)	12,500	195,125
Continental Building Products, Inc.*	20,200	500,758
CSW Industrials, Inc.*	8,300	475,507
Gibraltar Industries, Inc.*	18,200	739,102
Griffon Corp.	16,443	303,867
Insteel Industries, Inc.	4,900	102,508
JELD-WEN Holding, Inc.*	38,026	671,539
Masonite International Corp.*	17,000	848,130
NCI Building Systems, Inc.*	33,100	203,896
Patrick Industries, Inc.*	13,725	622,017
PGT Innovations, Inc.*	32,300	447,355
Quanex Building Products Corp.	18,867	299,797
Simpson Manufacturing Co., Inc.	23,819	1,411,752
Trex Co., Inc.*	33,400	2,054,768
Universal Forest Products, Inc.	34,062	1,018,113

		13,691,772

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	36,832	1,338,843
ACCO Brands Corp.	60,986	522,040
Advanced Disposal Services, Inc.*	40,500	1,134,000
Brady Corp., Class A	26,641	1,236,409
Brink’s Co. (The)	25,900	1,953,119
Casella Waste Systems, Inc., Class A*	22,200	789,432
CECO Environmental Corp.*	13,700	98,640
Cimpress NV*	14,200	1,137,846
Covanta Holding Corp.	67,100	1,161,501
Deluxe Corp.	28,061	1,226,827
Ennis, Inc.	12,456	258,587
Healthcare Services Group, Inc.(x)	39,669	1,308,680
Heritage-Crystal Clean, Inc.*	6,200	170,190
Herman Miller, Inc.	34,391	1,209,875
HNI Corp.	26,041	945,028
Interface, Inc.	40,298	617,365
Kimball International, Inc., Class B	20,200	285,628
Knoll, Inc.	26,658	504,103
LSC Communications, Inc.(x)	16,700	109,051
Matthews International Corp., Class A	18,359	678,365
McGrath RentCorp	13,445	760,584
Mobile Mini, Inc.	24,495	831,360
MSA Safety, Inc.	17,807	1,841,244
Multi-Color Corp.	7,800	389,142
NL Industries, Inc.*	6,845	26,559
PICO Holdings, Inc.*	10,700	105,930
Pitney Bowes, Inc.	105,100	722,037
Quad/Graphics, Inc.	16,400	195,160
RR Donnelley & Sons Co.	23,500	110,920
SP Plus Corp.*	10,000	341,200
Steelcase, Inc., Class A	47,672	693,628
Team, Inc.(x)*	9,500	166,250
Tetra Tech, Inc.	33,537	1,998,470
UniFirst Corp.	8,705	1,336,217
US Ecology, Inc.	12,300	688,554
Viad Corp.	11,124	626,170
VSE Corp.	3,900	123,162

		27,642,116

Construction & Engineering (1.0%)
Aegion Corp.*	21,262	373,573
Ameresco, Inc., Class A*	5,500	88,990
Argan, Inc.	7,100	354,645
Comfort Systems USA, Inc.	20,743	1,086,726
Dycom Industries, Inc.*	17,516	804,685
EMCOR Group, Inc.	34,599	2,528,495
Granite Construction, Inc.	26,435	1,140,670
Great Lakes Dredge & Dock Corp.*	31,200	277,992
HC2 Holdings, Inc.(x)*	18,900	46,305
IES Holdings, Inc.*	4,800	85,296
Infrastructure and Energy Alternatives, Inc.*	1,300	6,812
KBR, Inc.	82,500	1,574,925
MasTec, Inc.(x)*	38,062	1,830,782
MYR Group, Inc.*	5,900	204,317
Northwest Pipe Co.*	400	9,600
NV5 Global, Inc.*	4,300	255,248
Orion Group Holdings, Inc.*	17,500	51,100
Primoris Services Corp.	21,700	448,756
Sterling Construction Co., Inc.*	1,300	16,276
Tutor Perini Corp.(x)*	23,995	410,795
WillScot Corp.*	3,300	36,597

		11,632,585

Electrical Equipment (0.7%)
Allied Motion Technologies, Inc.	1,800	61,884
Atkore International Group, Inc.*	18,800	404,764
AZZ, Inc.	14,586	597,005
Babcock & Wilcox Enterprises, Inc.(x)*	14,980	6,160
Encore Wire Corp.	11,628	665,354
Energous Corp.(x)*	5,700	36,138
EnerSys	25,039	1,631,541
Enphase Energy, Inc.(x)*	44,900	414,427
Generac Holdings, Inc.*	35,400	1,813,542
Plug Power, Inc.(x)*	32,700	78,480
Powell Industries, Inc.	4,300	114,165
Preformed Line Products Co.	200	10,618
Sunrun, Inc.(x)*	67,000	942,020
Thermon Group Holdings, Inc.*	18,400	450,984
TPI Composites, Inc.*	9,000	257,580
Vicor Corp.(x)*	7,900	245,058
Vivint Solar, Inc.(x)*	48,000	238,560

		7,968,280

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	20,826	799,094

Machinery (3.7%)
Actuant Corp., Class A	32,513	792,342
Alamo Group, Inc.	5,400	539,676
Albany International Corp., Class A	16,391	1,173,432
Altra Industrial Motion Corp.	33,531	1,041,137
Astec Industries, Inc.	10,543	398,104
Barnes Group, Inc.	29,106	1,496,339
Blue Bird Corp.(x)*	4,100	69,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Briggs & Stratton Corp.	24,344	$287,989
Chart Industries, Inc.*	19,421	1,757,989
CIRCOR International, Inc.*	9,509	309,993
Columbus McKinnon Corp.	11,100	381,285
Commercial Vehicle Group, Inc.*	2,000	15,340
DMC Global, Inc.	8,000	397,120
Douglas Dynamics, Inc.	12,500	475,875
Energy Recovery, Inc.(x)*	26,600	232,218
EnPro Industries, Inc.	12,954	834,885
ESCO Technologies, Inc.	14,552	975,421
Evoqua Water Technologies Corp.*	42,270	531,757
Federal Signal Corp.	34,400	894,056
Franklin Electric Co., Inc.	26,452	1,351,433
FreightCar America, Inc.(x)*	9,200	56,672
Gencor Industries, Inc.*	1,100	13,596
Global Brass & Copper Holdings, Inc.	12,000	413,280
Gorman-Rupp Co. (The)	8,737	296,534
Graham Corp.	6,200	121,706
Greenbrier Cos., Inc. (The)	16,300	525,349
Harsco Corp.*	46,500	937,440
Hillenbrand, Inc.	35,200	1,461,856
Hurco Cos., Inc.	3,100	125,023
Hyster-Yale Materials Handling, Inc.	5,700	355,452
John Bean Technologies Corp.	18,031	1,656,869
Kadant, Inc.	6,200	545,352
Kennametal, Inc.	44,700	1,642,725
LB Foster Co., Class A*	300	5,646
Lindsay Corp.	6,075	587,999
Lydall, Inc.*	8,600	201,756
Manitex International, Inc.*	900	6,885
Manitowoc Co., Inc. (The)*	17,975	294,970
Meritor, Inc.*	47,235	961,232
Milacron Holdings Corp.*	38,700	438,084
Miller Industries, Inc.	5,700	175,845
Mueller Industries, Inc.	32,514	1,018,989
Mueller Water Products, Inc., Class A	89,493	898,510
Navistar International Corp.*	28,600	923,780
NN, Inc.(x)	15,100	113,099
Omega Flex, Inc.	1,300	98,540
Park-Ohio Holdings Corp.	4,900	158,662
Proto Labs, Inc.*	13,900	1,461,446
RBC Bearings, Inc.*	12,700	1,615,059
REV Group, Inc.(x)	25,600	280,320
Rexnord Corp.*	59,600	1,498,344
Spartan Motors, Inc.	10,900	96,247
SPX Corp.*	23,500	817,565
SPX FLOW, Inc.*	29,200	931,480
Standex International Corp.	7,279	534,279
Sun Hydraulics Corp.	13,350	620,908
Tennant Co.	11,231	697,333
Titan International, Inc.	22,600	134,922
TriMas Corp.*	26,900	813,187
Twin Disc, Inc.*	400	6,660
Wabash National Corp.	34,300	464,765
Watts Water Technologies, Inc., Class A	16,359	1,322,134
Woodward, Inc.	29,933	2,840,342

		42,126,646

Marine (0.1%)
Costamare, Inc.	19,800	102,960
Eagle Bulk Shipping, Inc.*	4,600	21,390
Genco Shipping & Trading Ltd.(x)*	6,300	46,998
Matson, Inc.	24,800	895,032
Safe Bulkers, Inc.*	2,700	3,942
Scorpio Bulkers, Inc.	31,600	121,344

		1,191,666

Professional Services (1.5%)
Acacia Research Corp.*	29,941	97,608
ASGN, Inc.*	29,200	1,853,908
Barrett Business Services, Inc.	2,800	216,524
BG Staffing, Inc.	1,100	24,024
CBIZ, Inc.*	27,400	554,576
CRA International, Inc.	4,300	217,322
Exponent, Inc.	29,292	1,690,734
Forrester Research, Inc.	5,300	256,255
Franklin Covey Co.*	5,500	139,150
FTI Consulting, Inc.*	23,500	1,805,270
GP Strategies Corp.*	6,600	80,190
Heidrick & Struggles International, Inc.	8,100	310,473
Huron Consulting Group, Inc.*	12,444	587,606
ICF International, Inc.	10,400	791,232
InnerWorkings, Inc.*	19,400	70,228
Insperity, Inc.	21,374	2,643,109
Kelly Services, Inc., Class A	16,534	364,740
Kforce, Inc.	12,100	424,952
Korn Ferry	32,852	1,471,112
Mistras Group, Inc.*	9,600	132,576
Navigant Consulting, Inc.	26,532	516,578
Resources Connection, Inc.	18,195	300,945
TriNet Group, Inc.*	23,200	1,385,968
TrueBlue, Inc.*	24,015	567,715
Upwork, Inc.(x)*	5,500	105,270
WageWorks, Inc.*	20,915	789,750
Willdan Group, Inc.*	500	18,535

		17,416,350

Road & Rail (0.5%)
ArcBest Corp.	15,400	474,166
Avis Budget Group, Inc.*	42,900	1,495,494
Covenant Transportation Group, Inc., Class A*	5,700	108,186
Daseke, Inc.*	5,700	29,013
Heartland Express, Inc.	29,355	565,964
Hertz Global Holdings, Inc.*	37,700	654,849
Marten Transport Ltd.	21,916	390,762
PAM Transportation Services, Inc.*	200	9,788
Saia, Inc.*	13,800	843,180
Universal Logistics Holdings, Inc.	3,000	59,040
USA Truck, Inc.*	900	12,996
Werner Enterprises, Inc.	25,566	873,079
YRC Worldwide, Inc.(x)*	9,500	63,555

		5,580,072

Trading Companies & Distributors (1.2%)
Aircastle Ltd.	26,955	545,569
Applied Industrial Technologies, Inc.	20,888	1,242,209
Beacon Roofing Supply, Inc.*	37,976	1,221,308
BlueLinx Holdings, Inc.(x)*	1,600	42,624
BMC Stock Holdings, Inc.*	46,400	819,888
CAI International, Inc.*	4,300	99,760
DXP Enterprises, Inc.*	7,000	272,440
EVI Industries, Inc.(x)	200	7,626
Foundation Building Materials, Inc.*	10,400	102,336
GATX Corp.	23,100	1,764,147
General Finance Corp.*	1,100	10,263
GMS, Inc.*	13,500	204,120
H&E Equipment Services, Inc.	17,900	449,469
Herc Holdings, Inc.*	13,900	541,822
Kaman Corp.	16,392	957,949
Lawson Products, Inc.*	1,000	31,360
MRC Global, Inc.*	58,200	1,017,336
NOW, Inc.*	60,500	844,580
Rush Enterprises, Inc., Class A	16,900	706,589
Rush Enterprises, Inc., Class B	4,100	170,273
SiteOne Landscape Supply, Inc.*	22,300	1,274,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Systemax, Inc.	9,371	$212,160
Textainer Group Holdings Ltd.*	12,000	115,800
Titan Machinery, Inc.*	7,600	118,256
Triton International Ltd.	29,200	908,120
Univar, Inc.*	1,007	22,304
Veritiv Corp.*	2,800	73,696
Willis Lease Finance Corp.*	900	38,151

		13,814,600

Total Industrials		162,357,774

Information Technology (15.4%)
Communications Equipment (1.7%)
Acacia Communications, Inc.*	21,000	1,204,350
ADTRAN, Inc.	28,206	386,422
Aerohive Networks, Inc.*	5,900	26,727
Applied Optoelectronics, Inc.*	4,000	48,800
CalAmp Corp.*	19,800	249,084
Calix, Inc.*	30,100	231,770
Casa Systems, Inc.*	13,300	110,390
Ciena Corp.*	77,658	2,899,750
Clearfield, Inc.(x)*	7,200	105,840
Comtech Telecommunications Corp.	11,300	262,386
Digi International, Inc.*	16,900	214,123
Extreme Networks, Inc.*	57,500	430,675
Finisar Corp.*	61,700	1,429,589
Harmonic, Inc.*	54,259	294,084
Infinera Corp.*	86,261	374,373
InterDigital, Inc.	19,925	1,314,652
KVH Industries, Inc.*	900	9,171
Lumentum Holdings, Inc.*	40,935	2,314,465
NETGEAR, Inc.*	18,629	616,992
NetScout Systems, Inc.*	51,154	1,435,893
Plantronics, Inc.	19,059	878,810
Quantenna Communications, Inc.*	15,800	384,414
Ribbon Communications, Inc.*	31,748	163,502
ViaSat, Inc.(x)*	29,840	2,312,600
Viavi Solutions, Inc.*	132,700	1,642,826

		19,341,688

Electronic Equipment, Instruments & Components (2.6%)
Anixter International, Inc.*	16,658	934,680
Arlo Technologies, Inc.*	36,890	152,356
AVX Corp.	26,100	452,574
Badger Meter, Inc.	17,060	949,218
Bel Fuse, Inc., Class B	5,800	146,624
Belden, Inc.	25,035	1,344,380
Benchmark Electronics, Inc.	28,448	746,760
Control4 Corp.*	16,900	286,117
CTS Corp.	18,000	528,660
Daktronics, Inc.	28,100	209,345
ePlus, Inc.*	7,300	646,342
Fabrinet*	20,000	1,047,200
FARO Technologies, Inc.*	10,567	463,997
Fitbit, Inc., Class A*	100,000	592,000
II-VI, Inc.*	34,386	1,280,535
Insight Enterprises, Inc.*	20,443	1,125,592
Iteris, Inc.*	3,800	15,846
Itron, Inc.*	18,900	881,685
KEMET Corp.	26,200	444,614
Kimball Electronics, Inc.*	15,400	238,546
Knowles Corp.*	50,700	893,841
Maxwell Technologies, Inc.*	15,300	68,391
Mesa Laboratories, Inc.	1,700	391,850
Methode Electronics, Inc.	20,900	601,502
MTS Systems Corp.	10,502	571,939
Napco Security Technologies, Inc.*	900	18,666
nLight, Inc.(x)*	9,500	211,660
Novanta, Inc.*	19,300	1,635,289
OSI Systems, Inc.*	10,068	881,957
PAR Technology Corp.*	800	19,568
Park Electrochemical Corp.	13,772	216,220
PC Connection, Inc.	7,600	278,692
Plexus Corp.*	19,175	1,168,716
Rogers Corp.*	10,384	1,649,810
Sanmina Corp.*	42,200	1,217,470
ScanSource, Inc.*	15,039	538,697
SYNNEX Corp.	23,114	2,204,844
Tech Data Corp.*	20,700	2,119,887
TTM Technologies, Inc.*	52,901	620,529
Vishay Intertechnology, Inc.	76,500	1,412,955
Vishay Precision Group, Inc.*	6,800	232,628

		29,442,182

IT Services (2.1%)
Brightcove, Inc.*	23,000	193,430
CACI International, Inc., Class A*	13,959	2,540,817
Carbonite, Inc.*	21,300	528,453
Cardtronics plc, Class A*	25,900	921,522
Cass Information Systems, Inc.	9,478	448,309
CSG Systems International, Inc.	18,365	776,839
Endurance International Group Holdings, Inc.*	33,100	239,975
Everi Holdings, Inc.*	8,200	86,264
EVERTEC, Inc.	37,900	1,053,999
Evo Payments, Inc., Class A(x)*	13,300	386,365
Exela Technologies, Inc.*	5,200	17,368
ExlService Holdings, Inc.*	18,700	1,122,374
GTT Communications, Inc.(x)*	19,500	676,650
Hackett Group, Inc. (The)	15,919	251,520
I3 Verticals, Inc., Class A*	1,200	28,824
Information Services Group, Inc.*	800	2,984
Internap Corp.*	3,400	16,864
Limelight Networks, Inc.*	33,500	108,205
LiveRamp Holdings, Inc.*	37,785	2,061,927
ManTech International Corp., Class A	14,141	763,897
MAXIMUS, Inc.	36,868	2,616,891
MoneyGram International, Inc.*	17,300	35,292
NIC, Inc.	36,455	623,016
Perficient, Inc.*	21,700	594,363
Perspecta, Inc.	80,300	1,623,666
PFSweb, Inc.*	800	4,168
Presidio, Inc.	5,500	81,400
PRGX Global, Inc.*	600	4,752
Science Applications International Corp.	27,665	2,128,822
ServiceSource International, Inc.*	29,000	26,721
Sykes Enterprises, Inc.*	21,699	613,648
Travelport Worldwide Ltd.	66,300	1,042,899
TTEC Holdings, Inc.	7,425	269,008
Tucows, Inc., Class A(x)*	5,300	430,254
Unisys Corp.(x)*	30,464	355,515
Virtusa Corp.*	16,500	881,925

		23,558,926

Semiconductors & Semiconductor Equipment (2.9%)
ACM Research, Inc., Class A(x)*	1,100	16,973
Adesto Technologies Corp.(x)*	1,500	9,075
Advanced Energy Industries, Inc.*	22,703	1,127,885
Alpha & Omega Semiconductor Ltd.*	13,400	154,234
Ambarella, Inc.*	18,400	794,880
Amkor Technology, Inc.*	57,800	493,612
Aquantia Corp.(x)*	4,500	40,770
Axcelis Technologies, Inc.*	16,700	336,004
AXT, Inc.(x)*	8,900	39,605
Brooks Automation, Inc.	39,150	1,148,269
Cabot Microelectronics Corp.	14,980	1,677,161
CEVA, Inc.*	11,400	307,344
Cirrus Logic, Inc.*	36,467	1,534,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cohu, Inc.	17,031	$251,207
Cree, Inc.*	55,900	3,198,598
Diodes, Inc.*	21,908	760,208
Entegris, Inc.	81,146	2,896,101
FormFactor, Inc.*	39,481	635,249
Ichor Holdings Ltd.(x)*	10,200	230,316
Impinj, Inc.(x)*	7,400	123,987
Inphi Corp.*	22,500	984,150
Integrated Device Technology, Inc.*	77,400	3,791,826
Kopin Corp.*	36,000	48,240
Lattice Semiconductor Corp.*	68,900	821,977
MACOM Technology Solutions Holdings, Inc.*	23,213	387,889
MaxLinear, Inc.*	41,693	1,064,422
Nanometrics, Inc.*	9,800	302,624
NeoPhotonics Corp.*	37,200	233,988
NVE Corp.	2,643	258,723
PDF Solutions, Inc.*	11,700	144,495
Photronics, Inc.*	35,100	331,695
Power Integrations, Inc.	15,724	1,099,737
Rambus, Inc.*	62,400	652,080
Rudolph Technologies, Inc.*	17,200	392,160
Semtech Corp.*	37,096	1,888,557
Silicon Laboratories, Inc.*	23,700	1,916,382
SMART Global Holdings, Inc.*	7,600	145,920
SunPower Corp.(x)*	42,700	277,977
Synaptics, Inc.*	20,137	800,446
Ultra Clean Holdings, Inc.(x)*	3,700	38,295
Veeco Instruments, Inc.*	26,786	290,360
Xperi Corp.	28,310	662,454

		32,310,042

Software (5.8%)
8x8, Inc.*	50,600	1,022,120
A10 Networks, Inc.*	31,800	225,462
ACI Worldwide, Inc.*	66,216	2,176,520
Agilysys, Inc.*	1,600	33,872
Alarm.com Holdings, Inc.*	17,200	1,116,280
Altair Engineering, Inc., Class A*	13,900	511,659
Alteryx, Inc., Class A*	16,200	1,358,694
Amber Road, Inc.*	2,800	24,276
American Software, Inc., Class A	17,200	205,540
Anaplan, Inc.*	6,200	244,032
Appfolio, Inc., Class A*	8,200	651,080
Asure Software, Inc.(x)*	2,000	12,220
Avalara, Inc.*	15,442	861,509
Avaya Holdings Corp.*	58,500	984,555
Benefitfocus, Inc.(x)*	9,900	490,248
Blackbaud, Inc.	27,087	2,159,647
Blackline, Inc.*	18,100	838,392
Bottomline Technologies DE, Inc.*	23,491	1,176,664
Box, Inc., Class A*	71,100	1,372,941
Carbon Black, Inc.*	12,900	179,955
ChannelAdvisor Corp.*	16,100	196,098
Cision Ltd.*	29,900	411,723
Cloudera, Inc.*	105,211	1,151,008
CommVault Systems, Inc.*	22,214	1,438,134
Cornerstone OnDemand, Inc.*	28,900	1,583,142
Coupa Software, Inc.*	29,700	2,702,106
Digimarc Corp.(x)*	5,900	185,142
Domo, Inc., Class B*	700	28,231
Ebix, Inc.(x)	14,500	715,865
eGain Corp.*	3,700	38,665
Ellie Mae, Inc.(x)*	18,600	1,835,634
Envestnet, Inc.*	23,800	1,556,282
Everbridge, Inc.*	14,700	1,102,647
Five9, Inc.*	29,900	1,579,617
ForeScout Technologies, Inc.*	16,100	674,751
Fusion Connect, Inc.(x)*	2,500	3,275
HubSpot, Inc.*	22,000	3,656,620
Instructure, Inc.(x)*	17,500	824,600
j2 Global, Inc.	27,578	2,388,255
LivePerson, Inc.*	28,200	818,364
MicroStrategy, Inc., Class A*	5,409	780,248
Mitek Systems, Inc.*	29,000	354,960
MobileIron, Inc.*	43,100	235,757
Model N, Inc.*	14,500	254,330
Monotype Imaging Holdings, Inc.	26,300	523,107
New Relic, Inc.*	24,800	2,447,760
OneSpan, Inc.*	15,900	305,598
Park City Group, Inc.(x)*	8,700	69,513
Paylocity Holding Corp.*	19,100	1,703,529
Progress Software Corp.	28,777	1,276,836
PROS Holdings, Inc.*	14,900	629,376
Q2 Holdings, Inc.*	23,300	1,613,758
QAD, Inc., Class A	5,800	249,806
Qualys, Inc.*	17,700	1,464,498
Rapid7, Inc.*	20,100	1,017,261
Rimini Street, Inc.(x)*	500	2,500
SailPoint Technologies Holding, Inc.*	38,700	1,111,464
SecureWorks Corp., Class A(x)*	16,300	299,920
ShotSpotter, Inc.*	1,900	73,340
SPS Commerce, Inc.*	9,600	1,018,176
SVMK, Inc.*	5,100	92,871
Telaria, Inc.*	1,800	11,412
Telenav, Inc.*	22,200	134,754
Tenable Holdings, Inc.*	4,000	126,640
TiVo Corp.	67,194	626,248
Trade Desk, Inc. (The), Class A(x)*	17,600	3,483,920
Upland Software, Inc.*	6,600	279,576
Varonis Systems, Inc.*	15,600	930,228
Verint Systems, Inc.*	35,751	2,140,055
Veritone, Inc.*	2,400	12,480
Workiva, Inc.*	15,800	801,060
Yext, Inc.*	45,300	990,258
Zix Corp.*	35,400	243,552
Zscaler, Inc.*	33,983	2,410,414

		66,251,030

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	60,700	653,132
Avid Technology, Inc.*	19,800	147,510
Cray, Inc.*	25,400	661,670
Diebold Nixdorf, Inc.	51,500	570,105
Eastman Kodak Co.(x)*	17,000	50,320
Electronics For Imaging, Inc.*	26,952	725,009
Immersion Corp.*	17,900	150,897
Stratasys Ltd.*	28,800	686,016
USA Technologies, Inc.(x)*	9,800	40,670

		3,685,329

Total Information Technology		174,589,197

Materials (3.8%)
Chemicals (2.0%)
Advanced Emissions Solutions, Inc.(x)	200	2,312
AdvanSix, Inc.*	17,200	491,404
AgroFresh Solutions, Inc.(x)*	3,900	13,026
American Vanguard Corp.	15,300	263,466
Balchem Corp.	17,985	1,669,008
Chase Corp.	4,100	379,414
Ferro Corp.*	52,173	987,635
Flotek Industries, Inc.(x)*	18,200	58,968
FutureFuel Corp.	15,100	202,340
GCP Applied Technologies, Inc.*	40,100	1,186,960
Hawkins, Inc.	5,300	195,199
HB Fuller Co.	28,859	1,403,702
Ingevity Corp.*	24,100	2,545,201

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Innophos Holdings, Inc.	11,113	$334,946
Innospec, Inc.	13,600	1,133,560
Intrepid Potash, Inc.*	5,000	18,950
Koppers Holdings, Inc.*	11,713	304,303
Kraton Corp.*	17,000	547,060
Livent Corp.*	83,771	1,028,708
LSB Industries, Inc.*	28,600	178,464
Marrone Bio Innovations, Inc.(x)*	2,000	3,060
Minerals Technologies, Inc.	19,850	1,166,981
OMNOVA Solutions, Inc.*	21,000	147,420
PolyOne Corp.	48,200	1,412,742
PQ Group Holdings, Inc.*	1,800	27,306
Quaker Chemical Corp.	7,400	1,482,442
Rayonier Advanced Materials, Inc.(x)	22,700	307,812
Sensient Technologies Corp.	25,525	1,730,340
Stepan Co.	11,288	987,926
Trecora Resources*	11,600	105,444
Tredegar Corp.	11,829	190,920
Trinseo SA	25,400	1,150,620
Tronox Holdings plc, Class A	49,000	644,350

		22,301,989

Construction Materials (0.1%)
Forterra, Inc.(x)*	19,800	83,556
Summit Materials, Inc., Class A(x)*	63,188	1,002,794
United States Lime & Minerals, Inc.	500	38,560
US Concrete, Inc.(x)*	8,900	368,638

		1,493,548

Containers & Packaging (0.1%)
Greif, Inc., Class A	14,700	606,375
Greif, Inc., Class B	3,200	156,448
Myers Industries, Inc.	8,400	143,724
UFP Technologies, Inc.*	3,300	123,420

		1,029,967

Metals & Mining (1.2%)
AK Steel Holding Corp.(x)*	181,436	498,949
Allegheny Technologies, Inc.*	70,900	1,812,913
Carpenter Technology Corp.	28,500	1,306,725
Century Aluminum Co.*	28,600	253,968
Cleveland-Cliffs, Inc.(x)	165,230	1,650,648
Coeur Mining, Inc.*	103,336	421,611
Commercial Metals Co.	65,900	1,125,572
Compass Minerals International, Inc.	19,400	1,054,778
Gold Resource Corp.	48,300	189,819
Haynes International, Inc.	7,933	260,440
Hecla Mining Co.	242,709	558,231
Kaiser Aluminum Corp.	10,191	1,067,303
Materion Corp.	11,445	653,052
Olympic Steel, Inc.	8,600	136,482
Ramaco Resources, Inc.(x)*	700	4,060
Ryerson Holding Corp.*	18,700	160,072
Schnitzer Steel Industries, Inc., Class A	15,000	360,000
SunCoke Energy, Inc.*	37,010	314,215
Synalloy Corp.	200	3,040
TimkenSteel Corp.*	12,800	139,008
Universal Stainless & Alloy Products, Inc.*	700	11,599
Warrior Met Coal, Inc.	18,400	559,360
Worthington Industries, Inc.	27,480	1,025,553

		13,567,398

Paper & Forest Products (0.4%)
Boise Cascade Co.	22,700	607,452
Clearwater Paper Corp.*	9,338	181,904
Louisiana-Pacific Corp.	82,748	2,017,396
Neenah, Inc.	9,500	611,420
PH Glatfelter Co.	28,215	398,396
Schweitzer-Mauduit International, Inc.	16,964	656,846
Verso Corp., Class A*	19,300	413,406

		4,886,820

Total Materials		43,279,722

Real Estate (7.5%)
Equity Real Estate Investment Trusts (REITs) (6.8%)
Acadia Realty Trust (REIT)	45,373	1,237,322
Agree Realty Corp. (REIT)	18,600	1,289,724
Alexander & Baldwin, Inc. (REIT)	42,186	1,073,212
Alexander’s, Inc. (REIT)	1,175	442,000
American Assets Trust, Inc. (REIT)	24,218	1,110,638
Americold Realty Trust (REIT)	71,323	2,176,065
Armada Hoffler Properties, Inc. (REIT)	25,400	395,986
Ashford Hospitality Trust, Inc. (REIT)	34,900	165,775
Bluerock Residential Growth REIT, Inc. (REIT)	16,400	176,792
Braemar Hotels & Resorts, Inc. (REIT)	23,788	290,451
BRT Apartments Corp. (REIT)	900	12,492
CareTrust REIT, Inc. (REIT)	46,113	1,081,811
CatchMark Timber Trust, Inc. (REIT), Class A	20,400	200,328
CBL & Associates Properties, Inc. (REIT)(x)	70,600	109,430
Cedar Realty Trust, Inc. (REIT)	55,400	188,360
Chatham Lodging Trust (REIT)	19,500	375,180
Chesapeake Lodging Trust (REIT)	35,000	973,350
City Office REIT, Inc. (REIT)	18,300	206,973
Clipper Realty, Inc. (REIT)	2,500	33,475
Community Healthcare Trust, Inc. (REIT)	8,500	305,065
CoreCivic, Inc. (REIT)	66,400	1,291,480
CorEnergy Infrastructure Trust, Inc. (REIT)	6,500	238,875
CorePoint Lodging, Inc. (REIT)	26,450	295,447
Cousins Properties, Inc. (REIT)	239,483	2,313,406
DiamondRock Hospitality Co. (REIT)	115,298	1,248,677
Easterly Government Properties, Inc. (REIT)	38,100	686,181
EastGroup Properties, Inc. (REIT)	18,127	2,023,698
Essential Properties Realty Trust, Inc. (REIT)	8,600	167,872
Farmland Partners, Inc. (REIT)(x)	21,900	140,160
First Industrial Realty Trust, Inc. (REIT)	69,230	2,447,973
Four Corners Property Trust, Inc. (REIT)	34,200	1,012,320
Franklin Street Properties Corp. (REIT)	59,999	431,393
Front Yard Residential Corp. (REIT)	32,800	304,056
GEO Group, Inc. (The) (REIT)	70,263	1,349,050
Getty Realty Corp. (REIT)	15,075	482,852
Gladstone Commercial Corp. (REIT)	12,100	251,317
Gladstone Land Corp. (REIT)(x)	2,600	32,890
Global Medical REIT, Inc. (REIT)	11,200	109,984
Global Net Lease, Inc. (REIT)	38,466	727,007
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	27,900	715,356
Healthcare Realty Trust, Inc. (REIT)	65,558	2,105,067
Hersha Hospitality Trust (REIT)	22,519	385,976
Independence Realty Trust, Inc. (REIT)	48,700	525,473
Industrial Logistics Properties Trust (REIT)	28,673	578,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
InfraREIT, Inc. (REIT)	22,524	$472,328
Innovative Industrial Properties, Inc. (REIT)(x)	3,900	318,591
Investors Real Estate Trust (REIT)	6,949	416,315
iStar, Inc. (REIT)	39,400	331,748
Jernigan Capital, Inc. (REIT)	5,000	105,200
Kite Realty Group Trust (REIT)	47,157	754,040
Lexington Realty Trust (REIT)	131,986	1,195,793
LTC Properties, Inc. (REIT)	21,469	983,280
Mack-Cali Realty Corp. (REIT)	51,100	1,134,420
MedEquities Realty Trust, Inc. (REIT)	25,400	282,702
Monmouth Real Estate Investment Corp. (REIT)	38,351	505,466
National Health Investors, Inc. (REIT)	21,528	1,691,024
National Storage Affiliates Trust (REIT)	31,400	895,214
New Senior Investment Group, Inc. (REIT)	31,300	170,585
NexPoint Residential Trust, Inc. (REIT)	9,600	368,064
NorthStar Realty Europe Corp. (REIT)	31,500	546,840
Office Properties Income Trust (REIT)	26,231	725,025
One Liberty Properties, Inc. (REIT)	8,600	249,400
Pebblebrook Hotel Trust (REIT)	78,412	2,435,477
Pennsylvania REIT (REIT)(x)	44,352	278,974
Physicians Realty Trust (REIT)	99,300	1,867,833
Piedmont Office Realty Trust, Inc. (REIT), Class A	71,600	1,492,860
PotlatchDeltic Corp. (REIT)	36,552	1,381,300
Preferred Apartment Communities, Inc. (REIT), Class A(x)	16,700	247,494
PS Business Parks, Inc. (REIT)	11,580	1,816,091
QTS Realty Trust, Inc. (REIT), Class A	26,500	1,192,235
Retail Opportunity Investments Corp. (REIT)	61,700	1,069,878
Rexford Industrial Realty, Inc. (REIT)	50,400	1,804,824
RLJ Lodging Trust (REIT)	96,886	1,702,287
RPT Realty (REIT)	45,200	542,852
Ryman Hospitality Properties, Inc. (REIT)	24,934	2,050,572
Sabra Health Care REIT, Inc. (REIT)	99,523	1,937,713
Safehold, Inc. (REIT)(x)	1,000	21,810
Saul Centers, Inc. (REIT)	5,600	287,672
Seritage Growth Properties (REIT), Class A(x)	22,800	1,013,232
Spirit MTA REIT (REIT)	11,400	73,986
STAG Industrial, Inc. (REIT)	62,200	1,844,230
Summit Hotel Properties, Inc. (REIT)	53,300	608,153
Sunstone Hotel Investors, Inc. (REIT)	124,778	1,796,803
Tanger Factory Outlet Centers, Inc. (REIT)	51,300	1,076,274
Terreno Realty Corp. (REIT)	34,600	1,454,584
Tier REIT, Inc. (REIT)	27,000	773,820
UMH Properties, Inc. (REIT)	17,600	247,808
Universal Health Realty Income Trust (REIT)	7,150	541,327
Urban Edge Properties (REIT)	64,100	1,217,900
Urstadt Biddle Properties, Inc. (REIT), Class A	15,889	327,949
Washington Prime Group, Inc. (REIT)(x)	105,100	593,815
Washington REIT (REIT)	42,117	1,195,280
Whitestone REIT (REIT)	20,500	246,410
Xenia Hotels & Resorts, Inc. (REIT)	63,000	1,380,330

		77,377,081

Real Estate Management & Development (0.7%)
Altisource Portfolio Solutions SA(x)*	20,400	482,868
Consolidated-Tomoka Land Co.	3,900	230,295
Cushman & Wakefield plc*	25,396	452,049
Forestar Group, Inc.*	6,333	109,498
FRP Holdings, Inc.*	4,100	195,037
Griffin Industrial Realty, Inc.	100	3,485
HFF, Inc., Class A	21,300	1,017,075
Kennedy-Wilson Holdings, Inc.	69,624	1,489,257
Marcus & Millichap, Inc.*	7,700	313,621
Maui Land & Pineapple Co., Inc.*	1,000	11,430
Newmark Group, Inc., Class A	84,124	701,594
RE/MAX Holdings, Inc., Class A	10,000	385,400
Redfin Corp.(x)*	41,397	839,117
RMR Group, Inc. (The), Class A	3,926	239,408
St Joe Co. (The)*	29,000	478,210
Stratus Properties, Inc.*	3,900	102,999
Tejon Ranch Co.*	9,102	160,195
Transcontinental Realty Investors, Inc.*	300	9,372
Trinity Place Holdings, Inc.*	13,100	52,400

		7,273,310

Total Real Estate		84,650,391

Utilities (3.7%)
Electric Utilities (1.2%)
ALLETE, Inc.	28,423	2,337,223
El Paso Electric Co.	23,246	1,367,330
IDACORP, Inc.	29,208	2,907,364
MGE Energy, Inc.	20,079	1,364,770
Otter Tail Corp.	22,725	1,132,159
PNM Resources, Inc.	45,881	2,172,007
Portland General Electric Co.	50,632	2,624,763
Spark Energy, Inc., Class A	5,000	44,550

		13,950,166

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	8,950	816,330
New Jersey Resources Corp.	49,322	2,455,742
Northwest Natural Holding Co.	15,142	993,769
ONE Gas, Inc.	30,000	2,670,900
RGC Resources, Inc.	200	5,302
South Jersey Industries, Inc.	45,852	1,470,474
Southwest Gas Holdings, Inc.	27,136	2,232,207
Spire, Inc.	29,752	2,448,292

		13,093,016

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	64,400	162,288
Clearway Energy, Inc., Class A	12,000	174,480
Clearway Energy, Inc., Class C	35,782	540,666
Ormat Technologies, Inc.	22,300	1,229,845
Pattern Energy Group, Inc., Class A	38,100	838,200
TerraForm Power, Inc., Class A	40,900	561,966

		3,507,445

Multi-Utilities (0.5%)
Avista Corp.	36,899	1,498,838
Black Hills Corp.	29,319	2,171,658
NorthWestern Corp.	27,978	1,969,931
Unitil Corp.	6,200	335,854

		5,976,281

Water Utilities (0.5%)
American States Water Co.	20,958	1,494,305
AquaVenture Holdings Ltd.*	4,600	89,010
Artesian Resources Corp., Class A	4,900	182,623
Cadiz, Inc.(x)*	2,300	22,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
California Water Service Group	27,600	$1,498,128
Connecticut Water Service, Inc.	5,700	391,305
Consolidated Water Co. Ltd.	9,100	117,117
Global Water Resources, Inc.	2,000	19,620
Middlesex Water Co.	7,600	425,524
Pure Cycle Corp.*	500	4,930
SJW Group	8,800	543,312
York Water Co. (The)	6,800	233,376

		5,021,514

Total Utilities		41,548,422

Total Common Stocks (98.6%) (Cost $765,047,984)		1,116,960,874

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	61,700	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	16,543	6,489

Total Consumer Staples		6,489

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	19,900	3,875

Total Financials		3,875

Health Care (0.0%)
Biotechnology (0.0%)
Tobira Therapeutics, Inc., CVR(r)(x)*	2,288	103

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

Total Health Care		103

Total Rights (0.0%) (Cost $31,061)		10,467

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.1%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $5,002,382, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $5,100,001.(xx)	$5,000,000	5,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,466,012, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,495,015.(xx)	1,465,701	1,465,701
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $5,001,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $5,101,069.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $20,004, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $21,427.(xx)	20,000	20,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $12,005,647, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 4/15/19-2/15/45; total market value $12,240,002.(xx)	12,000,000	12,000,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $5,002,469, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $5,561,008.(xx)	5,000,000	5,000,000
Societe Generale SA, 2.54%, dated 3/29/19, due 4/5/19, repurchase price $7,003,457, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $7,785,412.(xx)	7,000,000	7,000,000

Total Repurchase Agreements		35,485,701

Total Short-Term Investments (3.1%) (Cost $35,485,701)		35,485,701

Total Investments in Securities (101.7%) (Cost $800,564,746)		1,152,457,042
Other Assets Less Liabilities (-1.7%)		(18,845,451)

Net Assets (100%)		$1,133,611,591

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $9,454 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $94,055,078. This was collateralized by$62,159,602 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $35,485,701 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	199	6/2019	USD	15,360,810	(238,453)

					(238,453)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$36,445,394	$—	$—		$36,445,394
Consumer Discretionary	135,628,948	—	—		135,628,948
Consumer Staples	31,292,822	—	—		31,292,822
Energy	40,826,272	—	—		40,826,272
Financials	191,307,066	—	—		191,307,066
Health Care	175,034,866	—	—		175,034,866
Industrials	162,187,501	170,273	—		162,357,774
Information Technology	174,589,197	—	—		174,589,197
Materials	43,279,722	—	—		43,279,722
Real Estate	84,646,906	3,485	—		84,650,391
Utilities	41,548,422	—	—		41,548,422
Rights
Communication Services	—	—	—	(a)	— (a)
Consumer Staples	—	—	6,489		6,489
Financials	—	—	3,875		3,875
Health Care	—	—	103		103
Short-Term Investments
Repurchase Agreements	—	35,485,701	—		35,485,701

Total Assets	$1,116,787,116	$35,659,459	$10,467		$1,152,457,042

Liabilities:
Futures	$(238,453)	$—	$—		$(238,453)

Total Liabilities	$(238,453)	$—	$—		$(238,453)

Total	$1,116,548,663	$35,659,459	$10,467		$1,152,218,589

(a)	Value is zero.

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$462,133,045
Aggregate gross unrealized depreciation	(111,484,733)

Net unrealized appreciation	$350,648,312

Federal income tax cost of investments in securities and derivative instruments, if applicable	$801,570,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (17.9%)
Entertainment (3.8%)
Electronic Arts, Inc.*	127,297	$12,937,194
Netflix, Inc.*	71,004	25,317,186
Walt Disney Co. (The)	170,024	18,877,765

		57,132,145

Interactive Media & Services (14.1%)
Alphabet, Inc., Class A*	39,825	46,869,644
Alphabet, Inc., Class C*	39,055	45,823,622
Facebook, Inc., Class A*	472,851	78,819,534
IAC/InterActiveCorp*	46,110	9,688,172
Tencent Holdings Ltd.	735,900	33,842,241

		215,043,213

Total Communication Services		272,175,358

Consumer Discretionary (20.4%)
Auto Components (1.0%)
Aptiv plc	188,966	15,020,907

Automobiles (0.8%)
Ferrari NV	93,579	12,520,870

Hotels, Restaurants & Leisure (2.7%)
Las Vegas Sands Corp.	179,400	10,936,224
McDonald’s Corp.	52,800	10,026,720
MGM Resorts International	280,698	7,202,711
Wynn Resorts Ltd.	113,825	13,581,599

		41,747,254

Household Durables (0.4%)
NVR, Inc.*	2,140	5,921,380

Internet & Direct Marketing Retail (12.7%)
Alibaba Group Holding Ltd. (ADR)*	202,620	36,968,019
Amazon.com, Inc.*	74,543	132,742,447
Booking Holdings, Inc.*	11,074	19,323,133
MercadoLibre, Inc.*	7,832	3,976,542

		193,010,141

Multiline Retail (1.7%)
Dollar General Corp.	45,225	5,395,343
Dollar Tree, Inc.*	120,203	12,626,123
Dollarama, Inc.(x)	301,610	8,046,093

		26,067,559

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc., Class B	202,730	17,071,893

Total Consumer Discretionary		311,360,004

Consumer Staples (1.2%)
Tobacco (1.2%)
Philip Morris International, Inc.	211,350	18,681,227

Total Consumer Staples		18,681,227

Financials (4.3%)
Capital Markets (3.6%)
Charles Schwab Corp. (The)	382,400	16,351,424
Intercontinental Exchange, Inc.	124,068	9,446,537
Morgan Stanley	197,200	8,321,840
S&P Global, Inc.	11,500	2,421,325
TD Ameritrade Holding Corp.	352,115	17,602,229

		54,143,355

Insurance (0.7%)
Chubb Ltd.	75,662	10,598,733

Total Financials		64,742,088

Health Care (14.9%)
Biotechnology (2.1%)
Alexion Pharmaceuticals, Inc.*	60,715	8,207,454
Vertex Pharmaceuticals, Inc.*	129,558	23,832,194

		32,039,648

Health Care Equipment & Supplies (5.5%)
Becton Dickinson and Co.	113,989	28,466,473
Intuitive Surgical, Inc.*	43,384	24,754,043
Stryker Corp.	157,839	31,176,359

		84,396,875

Health Care Providers & Services (7.0%)
Anthem, Inc.	72,884	20,916,250
Centene Corp.*	194,588	10,332,623
Cigna Corp.	101,037	16,248,770
HCA Healthcare, Inc.	56,127	7,317,838
Humana, Inc.	17,300	4,601,800
UnitedHealth Group, Inc.	149,413	36,943,859
WellCare Health Plans, Inc.*	37,262	10,051,425

		106,412,565

Pharmaceuticals (0.3%)
Elanco Animal Health, Inc.*	19,632	629,598
Eli Lilly & Co.	27,649	3,587,734

		4,217,332

Total Health Care		227,066,420

Industrials (9.4%)
Aerospace & Defense (4.7%)
Boeing Co. (The)	155,073	59,147,944
Northrop Grumman Corp.	46,200	12,455,520

		71,603,464

Industrial Conglomerates (1.7%)
Honeywell International, Inc.	44,906	7,136,461
Roper Technologies, Inc.	55,703	19,048,755

		26,185,216

Machinery (1.6%)
Fortive Corp.	185,803	15,587,014
Wabtec Corp.	121,087	8,926,533

		24,513,547

Professional Services (1.4%)
Equifax, Inc.	60,143	7,126,945
TransUnion	205,378	13,727,466

		20,854,411

Total Industrials		143,156,638

Information Technology (27.6%)
IT Services (11.1%)
Fidelity National Information Services, Inc.	106,695	12,067,205
Fiserv, Inc.*	157,608	13,913,634
Mastercard, Inc., Class A	195,924	46,130,306
PayPal Holdings, Inc.*	162,236	16,846,586
Visa, Inc., Class A	345,775	54,006,597
Worldpay, Inc.*	224,875	25,523,313

		168,487,641

Semiconductors & Semiconductor Equipment (1.9%)
ASML Holding NV (Registered) (NYRS)	67,100	12,618,155
NVIDIA Corp.	89,600	16,088,576

		28,706,731

Software (13.9%)
Intuit, Inc.	89,973	23,519,842
Microsoft Corp.	681,163	80,336,364
Red Hat, Inc.*	87,252	15,940,940
salesforce.com, Inc.*	124,538	19,723,083
ServiceNow, Inc.*	37,878	9,336,548
Splunk, Inc.*	91,800	11,438,280
Symantec Corp.	883,745	20,317,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
VMware, Inc., Class A	89,815	$16,212,506
Workday, Inc., Class A*	80,259	15,477,948

		212,302,809

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.	60,917	11,571,184

Total Information Technology		421,068,365

Materials (0.6%)
Chemicals (0.6%)
DowDuPont, Inc.	172,100	9,174,651

Total Materials		9,174,651

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Crown Castle International Corp. (REIT)	56,013	7,169,664

Total Real Estate		7,169,664

Utilities (1.5%)
Electric Utilities (0.7%)
NextEra Energy, Inc.	53,478	10,338,367

Multi-Utilities (0.8%)
Sempra Energy	104,020	13,091,957

Total Utilities		23,430,324

Total Investments in Securities (98.3%) (Cost $886,138,339)		1,498,024,739
Other Assets Less Liabilities (1.7%)		25,370,967

Net Assets (100%)		$1,523,395,706

*	Non-income producing.

(x)

All or a portion of security is on loan at March 31, 2019, the Portfolio had loaned securities with a total value of $6,600,043. This was collateralized by $ 6,825,835 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 4/9/19-11/15/48.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$238,333,117	$33,842,241	$—	$272,175,358
Consumer Discretionary	311,360,004	—	—	311,360,004
Consumer Staples	18,681,227	—	—	18,681,227
Financials	64,742,088	—	—	64,742,088
Health Care	227,066,420	—	—	227,066,420
Industrials	143,156,638	—	—	143,156,638
Information Technology	421,068,365	—	—	421,068,365
Materials	9,174,651	—	—	9,174,651
Real Estate	7,169,664	—	—	7,169,664
Utilities	23,430,324	—	—	23,430,324

Total Assets	$1,464,182,498	$33,842,241	$—	$1,498,024,739

Total Liabilities	$—	$—	$—	$—

Total	$1,464,182,498	$33,842,241	$—	$1,498,024,739

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$646,226,216
Aggregate gross unrealized depreciation	(35,069,278)

Net unrealized appreciation	$611,156,938

Federal income tax cost of investments in securities and derivative instruments, if applicable	$886,867,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care (98.9%)
Biotechnology (32.7%)
Abcam plc	21,170	$312,952
Abeona Therapeutics, Inc.(x)*	13,292	97,829
ACADIA Pharmaceuticals, Inc.*	36,476	979,381
Acceleron Pharma, Inc.*	19,186	893,492
Agios Pharmaceuticals, Inc.(x)*	9,860	664,958
Aimmune Therapeutics, Inc.*	16,081	359,410
Alder Biopharmaceuticals, Inc.*	37,539	512,407
Alexion Pharmaceuticals, Inc.*	27,946	3,777,740
Alkermes plc*	8,748	319,215
Allakos, Inc.(x)*	4,305	174,353
Allogene Therapeutics, Inc.(x)*	4,500	130,095
Alnylam Pharmaceuticals, Inc.*	8,600	803,670
Amarin Corp. plc (ADR)(x)*	49,640	1,030,526
Amgen, Inc.	9,500	1,804,810
AnaptysBio, Inc.*	3,900	284,895
Apellis Pharmaceuticals, Inc.*	4,700	91,650
Argenx SE (ADR)(x)*	11,101	1,385,849
Array BioPharma, Inc.*	47,454	1,156,929
Ascendis Pharma A/S (ADR)*	15,300	1,800,810
Atara Biotherapeutics, Inc.*	11,400	453,150
Audentes Therapeutics, Inc.*	6,343	247,504
Autolus Therapeutics plc (ADR)(x)*	2,400	75,528
Avrobio, Inc.*	4,000	88,200
BeiGene Ltd. (ADR)*	4,500	594,000
Biogen, Inc.*	4,750	1,122,805
BioMarin Pharmaceutical, Inc.*	18,772	1,667,517
Bluebird Bio, Inc.*	9,753	1,534,440
Blueprint Medicines Corp.*	11,275	902,564
Cara Therapeutics, Inc.(x)*	8,600	168,732
CareDx, Inc.*	4,121	129,894
Celgene Corp.*	20,848	1,966,800
Corvus Pharmaceuticals, Inc.*	7,900	31,758
CRISPR Therapeutics AG(x)*	4,300	153,596
CytomX Therapeutics, Inc.*	9,000	96,750
Denali Therapeutics, Inc.(x)*	5,400	125,388
Dicerna Pharmaceuticals, Inc.*	8,239	120,701
Editas Medicine, Inc.*	2,600	63,570
Enanta Pharmaceuticals, Inc.*	7,662	731,874
Epizyme, Inc.*	3,147	38,991
Exact Sciences Corp.*	12,379	1,072,269
Exelixis, Inc.*	27,400	652,120
Fate Therapeutics, Inc.*	10,167	178,634
FibroGen, Inc.*	12,000	652,200
Five Prime Therapeutics, Inc.*	4,600	61,640
Forty Seven, Inc.(x)*	3,300	53,328
G1 Therapeutics, Inc.*	8,975	148,985
Galapagos NV*	1,897	221,095
Global Blood Therapeutics, Inc.(x)*	9,024	477,640
GlycoMimetics, Inc.*	16,111	200,743
Homology Medicines, Inc.(x)*	6,300	174,699
ImmunoGen, Inc.*	11,919	32,301
Immunomedics, Inc.(x)*	42,804	822,265
Incyte Corp.*	22,428	1,929,032
InflaRx NV(x)*	967	36,543
Insmed, Inc.*	24,600	715,122
Intercept Pharmaceuticals, Inc.*	2,100	234,906
Ionis Pharmaceuticals, Inc.*	16,173	1,312,762
Iovance Biotherapeutics, Inc.*	24,400	232,044
Ironwood Pharmaceuticals, Inc.*	11,176	151,211
Krystal Biotech, Inc.(x)*	1,960	64,484
Madrigal Pharmaceuticals, Inc.(x)*	1,255	157,201
Minerva Neurosciences, Inc.*	13,022	102,353
Mirati Therapeutics, Inc.(x)*	4,500	329,850
Moderna, Inc.(x)*	480	9,768
Momenta Pharmaceuticals, Inc.*	13,402	194,731
Myovant Sciences Ltd.(x)*	9,000	214,830
Neurocrine Biosciences, Inc.*	20,249	1,783,937
Orchard Therapeutics plc (ADR)*	8,043	143,809
PhaseBio Pharmaceuticals, Inc.(x)*	7,200	68,472
Principia Biopharma, Inc.*	3,700	125,800
ProQR Therapeutics NV*	6,510	90,294
PTC Therapeutics, Inc.*	16,300	613,532
Puma Biotechnology, Inc.*	8,900	345,231
Regeneron Pharmaceuticals, Inc.*	7,171	2,944,556
REGENXBIO, Inc.*	7,761	444,783
Rhythm Pharmaceuticals, Inc.(x)*	4,372	119,837
Rocket Pharmaceuticals, Inc.*	6,191	108,590
Sage Therapeutics, Inc.*	27,013	4,296,418
Sarepta Therapeutics, Inc.*	18,346	2,186,660
Scholar Rock Holding Corp.(x)*	3,000	56,370
Seattle Genetics, Inc.*	13,600	996,064
Stemline Therapeutics, Inc.*	11,265	144,755
Tocagen, Inc.*	7,433	80,797
Ultragenyx Pharmaceutical, Inc.*	12,579	872,479
Vertex Pharmaceuticals, Inc.*	38,381	7,060,185
Xencor, Inc.*	21,791	676,828
Y-mAbs Therapeutics, Inc.*	4,929	129,189
Zai Lab Ltd. (ADR)(x)*	2,460	72,595

		60,688,670

Health Care Equipment & Supplies (23.2%)
ABIOMED, Inc.*	1,321	377,264
Align Technology, Inc.*	1,982	563,542
AtriCure, Inc.*	9,100	243,789
Becton Dickinson and Co.	33,656	8,404,913
Cooper Cos., Inc. (The)	5,959	1,764,877
Danaher Corp.	28,313	3,737,882
DexCom, Inc.*	5,790	689,589
GenMark Diagnostics, Inc.*	35,300	250,277
Hologic, Inc.*	46,195	2,235,838
ICU Medical, Inc.*	4,218	1,009,494
Insulet Corp.(x)*	4,800	456,432
Integer Holdings Corp.*	1,300	98,046
Intuitive Surgical, Inc.*	17,131	9,774,606
Lantheus Holdings, Inc.*	14,500	354,960
Nevro Corp.*	9,100	568,841
Novocure Ltd.*	13,812	665,324
NuVasive, Inc.*	4,800	272,592
Penumbra, Inc.*	4,975	731,375
Quidel Corp.*	12,099	792,121
Sartorius AG (Preference)(q)	3,111	533,585
Shockwave Medical, Inc.(x)*	2,587	86,587
SI-BONE, Inc.(x)*	3,500	65,940
Stryker Corp.	26,432	5,220,849
Tandem Diabetes Care, Inc.*	2,300	146,050
Teleflex, Inc.	5,156	1,557,937
ViewRay, Inc.(x)*	13,400	99,026
West Pharmaceutical Services, Inc.	10,000	1,102,000
Wright Medical Group NV*	29,100	915,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Zimmer Biomet Holdings, Inc.	3,400	$434,180

		43,153,111

Health Care Providers & Services (18.8%)
Acadia Healthcare Co., Inc.(x)*	11,100	325,341
Anthem, Inc.	18,966	5,442,862
Centene Corp.*	49,060	2,605,086
Cigna Corp.	24,951	4,012,620
Covetrus, Inc.(x)*	5,800	184,730
DaVita, Inc.*	3,800	206,302
Guardant Health, Inc.(x)*	3,600	276,120
HCA Healthcare, Inc.	26,118	3,405,265
Humana, Inc.	8,873	2,360,218
Molina Healthcare, Inc.*	8,400	1,192,464
Patterson Cos., Inc.	7,900	172,615
UnitedHealth Group, Inc.	49,000	12,115,740
Universal Health Services, Inc., Class B	2,900	387,933
WellCare Health Plans, Inc.*	8,096	2,183,896

		34,871,192

Health Care Technology (0.4%)
HTG Molecular Diagnostics, Inc.(x)*	22,000	55,000
Inspire Medical Systems, Inc.*	2,184	124,007
Teladoc Health, Inc.*	8,973	498,899

		677,906

Life Sciences Tools & Services (7.2%)
Agilent Technologies, Inc.	46,600	3,745,708
Bruker Corp.	21,400	822,616
Illumina, Inc.*	4,320	1,342,181
Lonza Group AG (Registered)*	921	285,619
Mettler-Toledo International, Inc.*	1,000	723,000
Quanterix Corp.*	11,100	286,713
Thermo Fisher Scientific, Inc.	22,543	6,170,470

		13,376,307

Pharmaceuticals (16.6%)
Allergan plc	8,295	1,214,471
Amneal Pharmaceuticals, Inc.*	24,429	346,159
AstraZeneca plc (ADR)	57,568	2,327,474
Bristol-Myers Squibb Co.	28,100	1,340,651
Catalent, Inc.*	8,300	336,897
Chugai Pharmaceutical Co. Ltd.	8,600	590,508
Daiichi Sankyo Co. Ltd.	20,200	929,532
Eisai Co. Ltd.	3,600	201,812
Elanco Animal Health, Inc.*	30,255	970,278
Eli Lilly & Co.	31,761	4,121,307
GW Pharmaceuticals plc (ADR)*	2,500	421,425
Intra-Cellular Therapies, Inc.*	3,300	40,194
Menlo Therapeutics, Inc.*	6,600	51,810
Merck & Co., Inc.	32,725	2,721,738
Mylan NV*	10,500	297,570
MyoKardia, Inc.*	10,158	528,114
Nektar Therapeutics*	7,100	238,560
Novartis AG (Registered)	34,947	3,361,510
Odonate Therapeutics, Inc.*	4,100	90,651
Perrigo Co. plc	9,973	480,300
Pfizer, Inc.	124,798	5,300,171
Reata Pharmaceuticals, Inc., Class A*	3,100	264,957
Roche Holding AG	9,564	2,635,082
Takeda Pharmaceutical Co. Ltd. (ADR)(x)	20,229	412,065
TherapeuticsMD, Inc.(x)*	21,500	104,705
Theravance Biopharma, Inc.(x)*	4,600	104,282
Tricida, Inc.*	13,359	515,925
WaVe Life Sciences Ltd.(x)*	3,708	144,056
Zogenix, Inc.*	13,351	734,439

		30,826,643

Total Common Stocks (98.9%) (Cost $175,591,702)		183,593,829

CONVERTIBLE PREFERRED STOCK:
Health Care (0.2%)
Health Care Equipment & Supplies (0.2%)
Becton Dickinson and Co.
6.125%	5,400	333,774

Total Convertible Preferred Stock (0.2%) (Cost $324,206)		333,774

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Health Care (0.1%)
Biotechnology (0.1%)
Ironwood Pharmaceuticals, Inc.
2.250%, 6/15/22	$207,000	227,629

Total Health Care		227,629

Total Long-Term Debt Securities (0.1%) (Cost $251,248)		227,629

SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.5%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,631,772, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,664,054.(xx)	1,631,425	1,631,425

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $2,040,428.(xx)	$2,000,000	$2,000,000

Total Repurchase Agreements		4,631,425

Total Short-Term Investments (2.5%) (Cost $4,631,425)		4,631,425

Total Investments in Securities (101.7%) (Cost $180,798,581)		188,786,657
Other Assets Less Liabilities (-1.7%)		(3,104,498)

Net Assets (100%)		$185,682,159

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $5,454,746. This was collateralized by $814,775 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-11/15/48 and by cash of $4,631,425 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Health Care	$174,522,134	$9,071,695	$—	$183,593,829
Convertible Bonds
Health Care	—	227,629	—	227,629
Convertible Preferred Stocks
Health Care	333,774	—	—	333,774
Short-Term Investments
Repurchase Agreements	—	4,631,425	—	4,631,425

Total Assets	$174,855,908	$13,930,749	$—	$188,786,657

Total Liabilities	$—	$—	$—	$—

Total	$174,855,908	$13,930,749	$—	$188,786,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,762,228
Aggregate gross unrealized depreciation	(8,852,193)

Net unrealized appreciation	$7,910,035

Federal income tax cost of investments in securities and derivative instruments, if applicable	$180,876,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.9%)
Entertainment (5.0%)
Activision Blizzard, Inc.	17,555	$799,279
Electronic Arts, Inc.*	8,322	845,765
Take-Two Interactive Software, Inc.*	7,584	715,702
Walt Disney Co. (The)	23,417	2,599,990

		4,960,736

Interactive Media & Services (3.1%)
Facebook, Inc., Class A*	18,631	3,105,601

Wireless Telecommunication Services (0.8%)
T-Mobile US, Inc.*	11,345	783,940

Total Communication Services		8,850,277

Consumer Discretionary (12.6%)
Auto Components (1.1%)
Aptiv plc	13,292	1,056,581

Automobiles (1.2%)
General Motors Co.	32,941	1,222,111

Distributors (1.2%)
LKQ Corp.*	41,641	1,181,772

Hotels, Restaurants & Leisure (1.7%)
Norwegian Cruise Line Holdings Ltd.*	31,560	1,734,538

Internet & Direct Marketing Retail (5.0%)
Amazon.com, Inc.*	2,356	4,195,447
Expedia Group, Inc.	6,996	832,524

		5,027,971

Specialty Retail (2.4%)
Michaels Cos., Inc. (The)*	70,668	807,028
TJX Cos., Inc. (The)	29,057	1,546,123

		2,353,151

Total Consumer Discretionary		12,576,124

Consumer Staples (5.0%)
Food Products (1.7%)
Mondelez International, Inc., Class A	32,838	1,639,273

Tobacco (3.3%)
Philip Morris International, Inc.	37,165	3,285,014

Total Consumer Staples		4,924,287

Energy (3.9%)
Oil, Gas & Consumable Fuels (3.9%)
Concho Resources, Inc.	20,164	2,237,397
Hess Corp.	27,159	1,635,787

Total Energy		3,873,184

Financials (18.2%)
Banks (5.6%)
JPMorgan Chase & Co.	29,901	3,026,878
Wells Fargo & Co.	52,598	2,541,536

		5,568,414

Capital Markets (1.8%)
Ameriprise Financial, Inc.	14,357	1,839,132

Consumer Finance (5.5%)
American Express Co.	21,286	2,326,560
Synchrony Financial	97,613	3,113,854

		5,440,414

Insurance (5.3%)
Marsh & McLennan Cos., Inc.	35,854	3,366,690
MetLife, Inc.	44,340	1,887,554

		5,254,244

Total Financials		18,102,204

Health Care (13.6%)
Biotechnology (3.3%)
Alnylam Pharmaceuticals, Inc.*	4,492	419,777
Coherus Biosciences, Inc.*	22,008	300,189
Incyte Corp.*	19,089	1,641,845
Ironwood Pharmaceuticals, Inc.*	70,514	954,055

		3,315,866

Health Care Equipment & Supplies (0.6%)
LivaNova plc*	5,900	573,775

Health Care Providers & Services (3.5%)
Laboratory Corp. of America Holdings*	9,397	1,437,553
UnitedHealth Group, Inc.	8,458	2,091,325

		3,528,878

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	3,972	1,214,161

Pharmaceuticals (5.0%)
Allergan plc	10,356	1,516,222
Johnson & Johnson	24,621	3,441,769

		4,957,991

Total Health Care		13,590,671

Industrials (12.1%)
Aerospace & Defense (1.7%)
Spirit AeroSystems Holdings, Inc., Class A	18,554	1,698,248

Airlines (2.7%)
Delta Air Lines, Inc.	52,566	2,715,034

Building Products (2.6%)
Allegion plc	13,100	1,188,301
Masco Corp.	35,956	1,413,430

		2,601,731

Commercial Services & Supplies (1.8%)
MSA Safety, Inc.	10,257	1,060,574
Stericycle, Inc.*	12,680	690,045

		1,750,619

Machinery (3.3%)
AGCO Corp.	23,026	1,601,459
Gardner Denver Holdings, Inc.*	61,388	1,707,200

		3,308,659

Total Industrials		12,074,291

Information Technology (19.5%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	2,438	766,653

Electronic Equipment, Instruments & Components (1.1%)
IPG Photonics Corp.*	7,351	1,115,735

IT Services (4.5%)
GoDaddy, Inc., Class A*	9,875	742,501
Visa, Inc., Class A	15,458	2,414,385
Worldpay, Inc.*	11,804	1,339,754

		4,496,640

Semiconductors & Semiconductor Equipment (8.8%)
Applied Materials, Inc.	20,494	812,792
KLA-Tencor Corp.	6,963	831,452

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Lam Research Corp.	4,385	$784,959
Micron Technology, Inc.*	44,114	1,823,232
NXP Semiconductors NV	17,380	1,536,218
Qorvo, Inc.*	11,080	794,768
Skyworks Solutions, Inc.	8,919	735,639
Teradyne, Inc.	17,878	712,260
Universal Display Corp.(x)	4,679	715,185

		8,746,505

Software (2.3%)
Adobe, Inc.*	4,503	1,200,005
salesforce.com, Inc.*	7,201	1,140,422

		2,340,427

Technology Hardware, Storage & Peripherals (2.0%)
NetApp, Inc.	8,366	580,098
Western Digital Corp.	29,664	1,425,652

		2,005,750

Total Information Technology		19,471,710

Materials (2.5%)
Chemicals (1.2%)
CF Industries Holdings, Inc.	1,476	60,339
Westlake Chemical Corp.	16,047	1,088,949

		1,149,288

Metals & Mining (1.3%)
Steel Dynamics, Inc.	37,784	1,332,642

Total Materials		2,481,930

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Simon Property Group, Inc. (REIT)	9,092	1,656,653

Total Real Estate		1,656,653

Total Common Stocks (98.0%) (Cost $79,995,793)		97,601,331

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.8%)
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $760,017, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $775,053.(xx)	$759,856	759,856
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $31,296, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $33,522.(xx)	31,289	31,289
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $50,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $51,000.(xx)	50,000	50,000

Total Repurchase Agreements		841,145

Total Short-Term Investments (0.8%) (Cost $841,145)		841,145

Total Investments in Securities (98.8%) (Cost $80,836,938)		98,442,476
Other Assets Less Liabilities (1.2%)		1,234,632

Net Assets (100%)		$99,677,108

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)	At March 31, 2019, the Portfolio had loaned securities with a total value of $828,141. This was collateralized by $841,145 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,850,277	$—	$—	$8,850,277
Consumer Discretionary	12,576,124	—	—	12,576,124
Consumer Staples	4,924,287	—	—	4,924,287
Energy	3,873,184	—	—	3,873,184
Financials	18,102,204	—	—	18,102,204
Health Care	13,590,671	—	—	13,590,671
Industrials	12,074,291	—	—	12,074,291
Information Technology	19,471,710	—	—	19,471,710
Materials	2,481,930	—	—	2,481,930
Real Estate	1,656,653	—	—	1,656,653
Short-Term Investments
Repurchase Agreements	—	841,145	—	841,145

Total Assets	$97,601,331	$841,145	$—	$98,442,476

Total Liabilities	$—	$—	$—	$—

Total	$97,601,331	$841,145	$—	$98,442,476

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,941,848
Aggregate gross unrealized depreciation	(3,375,398)

Net unrealized appreciation	$17,566,450

Federal income tax cost of investments in securities and derivative instruments, if applicable	$80,876,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.6%)
Diversified Telecommunication Services (0.1%)
AT&T, Inc.	19,699	$617,761
Cogent Communications Holdings, Inc.	3,800	206,150
Zayo Group Holdings, Inc.*	8,700	247,254

		1,071,165

Entertainment (2.5%)
Activision Blizzard, Inc.	32,600	1,484,278
Electronic Arts, Inc.*	19,902	2,022,640
Liberty Media Corp.-Liberty Braves, Class A*	1,645	45,961
Liberty Media Corp.-Liberty Braves, Class C*	3,300	91,641
Liberty Media Corp.-Liberty Formula One, Class A*	4,113	140,006
Liberty Media Corp.-Liberty Formula One, Class C*	8,251	289,198
Lions Gate Entertainment Corp., Class A(x)	2,200	34,408
Lions Gate Entertainment Corp., Class B	24,164	364,876
Live Nation Entertainment, Inc.*	5,900	374,886
Madison Square Garden Co. (The), Class A*	11,620	3,406,170
Netflix, Inc.*	33,030	11,777,177
Take-Two Interactive Software, Inc.*	4,000	377,480
Viacom, Inc., Class B	13,324	374,005
Walt Disney Co. (The)	68,427	7,597,450
World Wrestling Entertainment, Inc., Class A	33,979	2,948,698

		31,328,874

Interactive Media & Services (7.4%)
Alphabet, Inc., Class A*	22,606	26,604,775
Alphabet, Inc., Class C*	20,594	24,163,146
Facebook, Inc., Class A*	166,473	27,749,384
IAC/InterActiveCorp*	8,737	1,835,731
Liberty TripAdvisor Holdings, Inc., Class A*	7,620	108,128
Tencent Holdings Ltd. (ADR)(x)	82,440	3,790,591
TripAdvisor, Inc.*	4,944	254,369
Twitter, Inc.*	186,354	6,127,320
Yelp, Inc.*	3,800	131,100
Zillow Group, Inc., Class A*	2,900	99,180
Zillow Group, Inc., Class C(x)*	3,500	121,590

		90,985,314

Media (2.3%)
AMC Networks, Inc., Class A*	54,928	3,117,713
CBS Corp. (Non-Voting), Class B	33,980	1,615,069
Charter Communications, Inc., Class A*	13,391	4,645,472
Comcast Corp., Class A	228,042	9,117,119
Discovery, Inc., Class A(x)*	78,311	2,115,963
Discovery, Inc., Class C*	27,953	710,566
GCI Liberty, Inc., Class A*	9,938	552,652
Liberty Broadband Corp., Class A*	11,190	1,025,451
Liberty Broadband Corp., Class C*	16,132	1,479,950
Liberty Global plc, Class A*	10,136	252,589
Liberty Global plc, Class C*	20,514	496,644
Liberty Latin America Ltd., Class A*	1,770	34,232
Liberty Latin America Ltd., Class C*	3,065	59,614
Liberty Media Corp.-Liberty SiriusXM, Class A*	16,452	628,138
Liberty Media Corp.-Liberty SiriusXM, Class C*	33,005	1,262,111
MSG Networks, Inc., Class A*	32,661	710,377
New York Times Co. (The), Class A(x)	7,000	229,950
Nexstar Media Group, Inc., Class A(x)	1,900	205,903
Omnicom Group, Inc.	6,526	476,333
Sirius XM Holdings, Inc.	61,511	348,767

		29,084,613

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	46,420	3,207,622

Total Communication Services		155,677,588

Consumer Discretionary (14.4%)
Auto Components (0.3%)
Aptiv plc	37,610	2,989,619
Garrett Motion, Inc.*	2,022	29,784
Gentex Corp.	8,000	165,440
Lear Corp.	900	122,139
Tenneco, Inc., Class A	2,500	55,400

		3,362,382

Automobiles (0.2%)
Tesla, Inc.*	5,734	1,604,717
Thor Industries, Inc.	2,200	137,214

		1,741,931

Distributors (0.0%)
LKQ Corp.*	5,163	146,526
Pool Corp.	2,112	348,417

		494,943

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,000	254,220
Chegg, Inc.*	4,600	175,352
frontdoor, Inc.*	2,400	82,608
Grand Canyon Education, Inc.*	2,100	240,471
Houghton Mifflin Harcourt Co.*	6,200	45,074
Service Corp. International	4,500	180,675
ServiceMaster Global Holdings, Inc.*	4,800	224,160
Weight Watchers International, Inc.*	1,800	36,270

		1,238,830

Hotels, Restaurants & Leisure (2.4%)
Bloomin’ Brands, Inc.	6,400	130,880
Boyd Gaming Corp.	5,100	139,536
Brinker International, Inc.	2,800	124,264
Chipotle Mexican Grill, Inc.*	1,186	842,428
Choice Hotels International, Inc.	2,332	181,290
Darden Restaurants, Inc.	2,700	327,969
Denny’s Corp.*	5,082	93,255
Domino’s Pizza, Inc.	1,808	466,645
Dunkin’ Brands Group, Inc.	5,362	402,686
Extended Stay America, Inc.	3,000	53,850
Hilton Worldwide Holdings, Inc.	29,672	2,466,040
International Game Technology plc	7,600	98,724
Las Vegas Sands Corp.	25,237	1,538,447
Marriott International, Inc., Class A	36,633	4,582,422
Marriott Vacations Worldwide Corp.	955	89,292
McDonald’s Corp.	29,544	5,610,405
MGM Resorts International	5,000	128,300
Penn National Gaming, Inc.*	868	17,447
Planet Fitness, Inc., Class A*	79,500	5,463,240
Restaurant Brands International, Inc.	16,262	1,058,819
Scientific Games Corp., Class A(x)*	3,400	69,428
Six Flags Entertainment Corp.	3,500	172,725
Starbucks Corp.	52,793	3,924,632
Texas Roadhouse, Inc.	2,900	180,351
Vail Resorts, Inc.	1,700	369,410
Wyndham Destinations, Inc.	4,100	166,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Wyndham Hotels & Resorts, Inc.	4,832	$241,552
Wynn Resorts Ltd.	4,058	484,200
Yum! Brands, Inc.	4,162	415,409

		29,839,655

Household Durables (0.9%)
DR Horton, Inc.	8,800	364,144
iRobot Corp.(x)*	40,990	4,824,113
Lennar Corp., Class A	6,600	323,994
NVR, Inc.*	98	271,166
PulteGroup, Inc.	6,400	178,944
Roku, Inc.(x)*	73,800	4,760,838
Tempur Sealy International, Inc.*	2,300	132,641
Toll Brothers, Inc.	5,000	181,000
TopBuild Corp.*	1,868	121,084

		11,157,924

Internet & Direct Marketing Retail (5.9%)
Alibaba Group Holding Ltd. (ADR)*	16,942	3,091,068
Amazon.com, Inc.*	30,102	53,604,136
Booking Holdings, Inc.*	3,108	5,423,180
eBay, Inc.	8,900	330,546
Etsy, Inc.*	118,500	7,965,570
Expedia Group, Inc.	5,530	658,070
GrubHub, Inc.*	3,800	263,986
Liberty Expedia Holdings, Inc., Class A*	6,625	283,550
Qurate Retail, Inc., Class A*	63,422	1,013,484
Stamps.com, Inc.(x)*	726	59,104
Wayfair, Inc., Class A(x)*	2,400	356,280

		73,048,974

Leisure Products (0.1%)
Brunswick Corp.	3,400	171,122
Hasbro, Inc.	4,339	368,902
Mattel, Inc.(x)*	10,800	140,400
Polaris Industries, Inc.	3,208	270,851

		951,275

Multiline Retail (0.3%)
Dollar General Corp.	28,060	3,347,558
Dollar Tree, Inc.*	2,209	232,033
Nordstrom, Inc.	7,374	327,258
Ollie’s Bargain Outlet Holdings, Inc.*	2,500	213,325

		4,120,174

Specialty Retail (2.9%)
Advance Auto Parts, Inc.	1,366	232,944
American Eagle Outfitters, Inc.	7,800	172,926
AutoZone, Inc.*	991	1,014,903
Best Buy Co., Inc.	2,700	191,862
Burlington Stores, Inc.*	2,900	454,372
CarMax, Inc.(x)*	4,699	327,990
Five Below, Inc.*	49,500	6,150,375
Gap, Inc. (The)	5,900	154,462
Home Depot, Inc. (The)	71,753	13,768,683
Lowe’s Cos., Inc.	34,292	3,753,945
O’Reilly Automotive, Inc.*	3,496	1,357,497
Ross Stores, Inc.	34,822	3,241,928
Tiffany & Co.	1,400	147,770
TJX Cos., Inc. (The)	55,686	2,963,052
Tractor Supply Co.	6,228	608,850
Ulta Beauty, Inc.*	2,904	1,012,712
Urban Outfitters, Inc.*	4,100	121,524

		35,675,795

Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd.*	2,800	128,100
Carter’s, Inc.	2,244	226,173
Columbia Sportswear Co.	2,000	208,360
Deckers Outdoor Corp.*	1,848	271,638
Hanesbrands, Inc.	21,648	387,066
Lululemon Athletica, Inc.*	26,700	4,375,329
NIKE, Inc., Class B	100,910	8,497,631
Oxford Industries, Inc.	858	64,573
Skechers U.S.A., Inc., Class A*	6,400	215,104
Steven Madden Ltd.	4,941	167,203
Tapestry, Inc.	4,200	136,458
Under Armour, Inc., Class A(x)*	8,100	171,234
Under Armour, Inc., Class C*	8,524	160,848
VF Corp.	10,804	938,976
Wolverine World Wide, Inc.	5,800	207,234

		16,155,927

Total Consumer Discretionary		177,787,810

Consumer Staples (3.0%)
Beverages (1.3%)
Brown-Forman Corp., Class B	12,310	649,722
Coca-Cola Co. (The)	129,854	6,084,958
Constellation Brands, Inc., Class A	7,402	1,297,793
Keurig Dr Pepper, Inc.	8,627	241,297
Monster Beverage Corp.*	18,873	1,030,088
PepsiCo, Inc.	55,018	6,742,456

		16,046,314

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	19,116	4,628,749
Sysco Corp.	20,966	1,399,690

		6,028,439

Food Products (0.3%)
Campbell Soup Co.(x)	5,160	196,751
Conagra Brands, Inc.	59,740	1,657,188
General Mills, Inc.	4,194	217,039
Hershey Co. (The)	5,338	612,963
Kellogg Co.	5,459	313,237
Lancaster Colony Corp.	1,300	203,697
McCormick & Co., Inc. (Non-Voting)	1,804	271,736
Post Holdings, Inc.*	100	10,940

		3,483,551

Household Products (0.3%)
Church & Dwight Co., Inc.	9,076	646,483
Clorox Co. (The)	4,884	783,687
Colgate-Palmolive Co.	7,142	489,513
Energizer Holdings, Inc.	3,000	134,790
Kimberly-Clark Corp.	13,341	1,652,950

		3,707,423

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	9,682	1,602,855
Herbalife Nutrition Ltd.*	2,700	143,073
Nu Skin Enterprises, Inc., Class A	2,300	110,078

		1,856,006

Tobacco (0.5%)
Altria Group, Inc.	82,825	4,756,640
Philip Morris International, Inc.	18,340	1,621,072

		6,377,712

Total Consumer Staples		37,499,445

Energy (1.6%)
Energy Equipment & Services (0.4%)
Core Laboratories NV	29,432	2,028,748
Halliburton Co.	38,200	1,119,260
National Oilwell Varco, Inc.	41,986	1,118,507
Weatherford International plc(x)*	295,178	206,034

		4,472,549

Oil, Gas & Consumable Fuels (1.2%)
Anadarko Petroleum Corp.	119,218	5,422,035
Antero Resources Corp.*	8,200	72,406
Apache Corp.	3,600	124,776
Cabot Oil & Gas Corp.	19,534	509,837
Cheniere Energy, Inc.*	5,900	403,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Concho Resources, Inc.	1,728	$191,739
Continental Resources, Inc.*	3,960	177,289
Delek US Holdings, Inc.	3,600	131,112
Diamondback Energy, Inc.	1,700	172,601
Encana Corp.	159,993	1,158,349
EOG Resources, Inc.	28,670	2,728,811
Kosmos Energy Ltd.	22,700	141,421
Marathon Petroleum Corp.	48,029	2,874,536
Matador Resources Co.(x)*	6,000	115,980
ONEOK, Inc.	7,374	515,000
Parsley Energy, Inc., Class A*	6,700	129,310
Pioneer Natural Resources Co.	4,100	624,348

		15,492,874

Total Energy		19,965,423

Financials (3.4%)
Banks (0.4%)
Bank of America Corp.	74,390	2,052,420
Comerica, Inc.	2,000	146,640
East West Bancorp, Inc.	2,900	139,113
First Financial Bankshares, Inc.	2,800	161,784
Home BancShares, Inc.	8,200	144,074
Pinnacle Financial Partners, Inc.	2,800	153,160
Signature Bank	1,914	245,126
Sterling Bancorp	74,228	1,382,868
SVB Financial Group*	1,800	400,248
Texas Capital Bancshares, Inc.*	2,000	109,180
Western Alliance Bancorp*	3,700	151,848

		5,086,461

Capital Markets (1.7%)
Ameriprise Financial, Inc.	1,238	158,588
Cboe Global Markets, Inc.	4,828	460,784
Charles Schwab Corp. (The)	109,209	4,669,777
CME Group, Inc.	1,800	296,244
Cohen & Steers, Inc.	528	22,319
E*TRADE Financial Corp.	2,900	134,647
Eaton Vance Corp.	6,607	266,328
Evercore, Inc., Class A	1,800	163,800
FactSet Research Systems, Inc.	1,576	391,274
GAMCO Investors, Inc., Class A	132	2,706
Interactive Brokers Group, Inc., Class A	2,800	145,264
Intercontinental Exchange, Inc.	30,235	2,302,093
Lazard Ltd., Class A	4,800	173,472
LPL Financial Holdings, Inc.	3,900	271,635
MarketAxess Holdings, Inc.	1,700	418,336
Moody’s Corp.	7,297	1,321,414
Morgan Stanley	24,362	1,028,076
MSCI, Inc.	3,869	769,312
Northern Trust Corp.	2,500	226,025
Pzena Investment Management, Inc., Class A	330	2,670
Raymond James Financial, Inc.	2,100	168,861
S&P Global, Inc.	24,206	5,096,573
SEI Investments Co.	7,193	375,834
T. Rowe Price Group, Inc.	9,644	965,557
TD Ameritrade Holding Corp.	32,103	1,604,829
Virtu Financial, Inc., Class A	6,300	149,625

		21,586,043

Consumer Finance (0.3%)
American Express Co.	21,100	2,306,230
Capital One Financial Corp.	2,000	163,380
Credit Acceptance Corp.*	500	225,965
Discover Financial Services	7,000	498,120
FirstCash, Inc.	2,000	173,000
Green Dot Corp., Class A*	2,500	151,625
OneMain Holdings, Inc.	5,500	174,625
Santander Consumer USA Holdings, Inc.	9,800	207,074
Synchrony Financial	11,500	366,850

		4,266,869

Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc., Class B*	10,700	2,149,523
Voya Financial, Inc.	3,400	169,864

		2,319,387

Insurance (0.7%)
American International Group, Inc.	4,900	210,994
Aon plc	10,459	1,785,351
Erie Indemnity Co., Class A	1,300	232,076
Everest Re Group Ltd.	800	172,768
Markel Corp.*	200	199,248
Marsh & McLennan Cos., Inc.	10,401	976,654
Primerica, Inc.	2,000	244,300
Progressive Corp. (The)	59,370	4,279,983
RenaissanceRe Holdings Ltd.	1,200	172,200
Travelers Cos., Inc. (The)	2,300	315,468

		8,589,042

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	74,245	859,014

Total Financials		42,706,816

Health Care (16.7%)
Biotechnology (6.3%)
AbbVie, Inc.	65,179	5,252,776
ACADIA Pharmaceuticals, Inc.(x)*	5,600	150,360
Acceleron Pharma, Inc.*	3,900	181,623
Aduro Biotech, Inc.*	1,272	5,063
Agios Pharmaceuticals, Inc.(x)*	12,071	814,068
Alexion Pharmaceuticals, Inc.*	13,961	1,887,248
Alkermes plc*	5,610	204,709
Alnylam Pharmaceuticals, Inc.*	2,838	265,211
Amgen, Inc.	62,001	11,778,950
Amicus Therapeutics, Inc.(x)*	11,000	149,600
Arena Pharmaceuticals, Inc.*	4,400	197,252
Array BioPharma, Inc.(x)*	151,500	3,693,570
Biogen, Inc.*	42,307	10,000,529
BioMarin Pharmaceutical, Inc.*	7,238	642,951
Bluebird Bio, Inc.*	1,100	173,063
Blueprint Medicines Corp.*	2,700	216,135
Celgene Corp.*	31,228	2,946,049
Clovis Oncology, Inc.(x)*	5,800	143,956
Emergent BioSolutions, Inc.*	2,418	122,157
Enanta Pharmaceuticals, Inc.*	1,600	152,832
Exact Sciences Corp.(x)*	58,500	5,067,270
Exelixis, Inc.*	12,700	302,260
FibroGen, Inc.*	3,200	173,920
Genomic Health, Inc.*	726	50,856
Gilead Sciences, Inc.	42,183	2,742,317
Global Blood Therapeutics, Inc.(x)*	4,400	232,892
Heron Therapeutics, Inc.(x)*	6,100	149,084
ImmunoGen, Inc.*	17,169	46,528
Immunomedics, Inc.(x)*	10,898	209,351
Incyte Corp.*	44,892	3,861,161
Insmed, Inc.*	6,600	191,862
Insys Therapeutics, Inc.(x)*	4,000	18,480
Intercept Pharmaceuticals, Inc.(x)*	100	11,186
Intrexon Corp.(x)*	6,100	32,086
Ionis Pharmaceuticals, Inc.*	37,882	3,074,882
Ironwood Pharmaceuticals, Inc.*	8,500	115,005
Ligand Pharmaceuticals, Inc.(x)*	913	114,773
Madrigal Pharmaceuticals, Inc.(x)*	600	75,156
Momenta Pharmaceuticals, Inc.*	2,970	43,154
Myriad Genetics, Inc.*	4,800	159,360
Neurocrine Biosciences, Inc.*	3,946	347,643
Novavax, Inc.(x)*	19,802	10,909
Portola Pharmaceuticals, Inc.(x)*	4,400	152,680
Progenics Pharmaceuticals, Inc.(x)*	1,452	6,737

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
ProQR Therapeutics NV*	3,653	$50,667
Puma Biotechnology, Inc.(x)*	4,600	178,434
Radius Health, Inc.*	2,600	51,844
Regeneron Pharmaceuticals, Inc.*	5,451	2,238,290
REGENXBIO, Inc.*	2,500	143,275
Sage Therapeutics, Inc.(x)*	2,000	318,100
Sangamo Therapeutics, Inc.*	1,980	18,889
Sarepta Therapeutics, Inc.(x)*	2,300	274,137
Seattle Genetics, Inc.*	4,700	344,228
Spark Therapeutics, Inc.(x)*	2,100	239,148
Spectrum Pharmaceuticals, Inc.*	8,700	93,003
Ultragenyx Pharmaceutical, Inc.(x)*	5,950	412,692
Vertex Pharmaceuticals, Inc.*	91,329	16,799,970
Voyager Therapeutics, Inc.*	3,820	73,115
Xencor, Inc.*	4,700	145,982

		77,549,428

Health Care Equipment & Supplies (3.1%)
ABIOMED, Inc.*	1,848	527,770
Accuray, Inc.*	2,250	10,732
Align Technology, Inc.*	3,420	972,409
Atrion Corp.	66	57,993
Baxter International, Inc.	2,800	227,668
Becton Dickinson and Co.	13,610	3,398,825
Boston Scientific Corp.*	46,300	1,776,994
Cantel Medical Corp.	1,600	107,024
Cooper Cos., Inc. (The)	9,428	2,792,291
DexCom, Inc.*	31,500	3,751,650
Edwards Lifesciences Corp.*	8,822	1,687,913
Endologix, Inc.*	389	2,571
Globus Medical, Inc., Class A*	5,000	247,050
Haemonetics Corp.*	2,000	174,960
Hill-Rom Holdings, Inc.	3,400	359,924
IDEXX Laboratories, Inc.*	4,400	983,840
Inogen, Inc.*	1,000	95,370
Insulet Corp.*	2,376	225,934
Integra LifeSciences Holdings Corp.*	2,900	161,588
Intuitive Surgical, Inc.*	11,471	6,545,123
LivaNova plc*	1,800	175,050
Masimo Corp.*	1,800	248,904
Medtronic plc	30,469	2,775,117
Merit Medical Systems, Inc.*	3,700	228,771
Natus Medical, Inc.*	1,452	36,852
Neogen Corp.*	2,200	126,258
Nevro Corp.*	2,200	137,522
Novocure Ltd.*	6,000	289,020
NuVasive, Inc.*	2,100	119,259
Penumbra, Inc.*	1,200	176,412
Quidel Corp.*	1,518	99,383
ResMed, Inc.	6,279	652,828
Stryker Corp.	33,796	6,675,386
Tandem Diabetes Care, Inc.*	11,700	742,950
Teleflex, Inc.	700	211,512
Varex Imaging Corp.*	2,194	74,333
Varian Medical Systems, Inc.*	3,886	550,724
West Pharmaceutical Services, Inc.	1,600	176,320
Wright Medical Group NV*	13,205	415,297

		38,019,527

Health Care Providers & Services (4.0%)
Amedisys, Inc.*	2,100	258,846
AmerisourceBergen Corp.	8,181	650,553
AMN Healthcare Services, Inc.*	3,100	145,979
Anthem, Inc.	7,244	2,078,883
Centene Corp.*	30,818	1,636,436
Chemed Corp.	900	288,063
Cigna Corp.	26,227	4,217,826
CorVel Corp.*	924	60,282
Covetrus, Inc.(x)*	1,031	32,837
CVS Health Corp.	4,374	235,890
DaVita, Inc.*	3,100	168,299
Encompass Health Corp.	4,092	238,973
HCA Healthcare, Inc.	26,721	3,483,884
HealthEquity, Inc.*	3,200	236,736
Henry Schein, Inc.*	2,578	154,964
Humana, Inc.	9,887	2,629,942
Laboratory Corp. of America Holdings*	1,000	152,980
LHC Group, Inc.*	2,200	243,892
McKesson Corp.	1,043	122,093
Molina Healthcare, Inc.*	2,400	340,704
Premier, Inc., Class A*	5,600	193,144
Select Medical Holdings Corp.*	7,500	105,675
Tenet Healthcare Corp.*	5,197	149,881
Tivity Health, Inc.*	353	6,199
UnitedHealth Group, Inc.	120,041	29,681,338
WellCare Health Plans, Inc.*	5,467	1,474,723

		48,989,022

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	15,000	143,100
Cerner Corp.*	6,211	355,331
HMS Holdings Corp.*	3,960	117,256
Inovalon Holdings, Inc., Class A(x)*	4,500	55,935
Medidata Solutions, Inc.*	2,300	168,452
NextGen Healthcare Information Systems LLC*	2,508	42,210
Omnicell, Inc.*	1,650	133,386
Teladoc Health, Inc.(x)*	3,000	166,800
Veeva Systems, Inc., Class A*	43,500	5,518,410

		6,700,880

Life Sciences Tools & Services (0.9%)
Bio-Techne Corp.	1,700	337,535
Bruker Corp.	6,200	238,328
Charles River Laboratories International, Inc.*	2,200	319,550
Illumina, Inc.*	6,672	2,072,924
Luminex Corp.	3,300	75,933
Mettler-Toledo International, Inc.*	4,685	3,387,255
PRA Health Sciences, Inc.*	2,100	231,609
Syneos Health, Inc.*	2,800	144,928
Thermo Fisher Scientific, Inc.	12,655	3,463,926
Waters Corp.*	3,290	828,126

		11,100,114

Pharmaceuticals (1.9%)
Aerie Pharmaceuticals, Inc.(x)*	2,800	133,000
Akorn, Inc.*	5,500	19,360
Allergan plc	38,399	5,621,998
Amneal Pharmaceuticals, Inc.*	10,300	145,951
Assertio Therapeutics, Inc.*	2,706	13,719
Bausch Health Cos., Inc.*	19,922	492,073
Bristol-Myers Squibb Co.	115,724	5,521,192
Catalent, Inc.*	5,400	219,186
Elanco Animal Health, Inc.*	6,682	214,292
Eli Lilly & Co.	36,232	4,701,464
Endo International plc*	200	1,606
Horizon Pharma plc*	10,500	277,515
Innoviva, Inc.*	3,432	48,151
Jazz Pharmaceuticals plc*	2,400	343,080
Johnson & Johnson	21,157	2,957,537
Medicines Co. (The)(x)*	2,772	77,477
Merck & Co., Inc.	6,600	548,922
Nektar Therapeutics*	6,200	208,320
Supernus Pharmaceuticals, Inc.*	3,200	112,128
Zoetis, Inc.	20,947	2,108,735

		23,765,706

Total Health Care		206,124,677

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (9.6%)
Aerospace & Defense (3.3%)
Axon Enterprise, Inc.*	3,366	$183,144
Boeing Co. (The)	60,524	23,085,064
BWX Technologies, Inc.(x)	4,300	213,194
Curtiss-Wright Corp.	1,400	158,676
General Dynamics Corp.	4,700	795,616
Harris Corp.	5,200	830,492
HEICO Corp.	1,547	146,764
HEICO Corp., Class A	3,320	279,079
Hexcel Corp.	2,600	179,816
Huntington Ingalls Industries, Inc.	1,544	319,917
L3 Technologies, Inc.	18,606	3,839,720
Lockheed Martin Corp.	9,930	2,980,589
Moog, Inc., Class A	500	43,475
Northrop Grumman Corp.	12,544	3,381,863
Raytheon Co.	12,600	2,294,208
Spirit AeroSystems Holdings, Inc., Class A	16,306	1,492,488
TransDigm Group, Inc.*	2,291	1,040,091

		41,264,196

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	5,729	498,366
Expeditors International of Washington, Inc.	7,654	580,938
FedEx Corp.	10,700	1,941,087
United Parcel Service, Inc., Class B	29,839	3,334,210
XPO Logistics, Inc.(x)*	5,200	279,448

		6,634,049

Airlines (0.1%)
Delta Air Lines, Inc.	7,100	366,715
Southwest Airlines Co.	16,500	856,515

		1,223,230

Building Products (0.4%)
AAON, Inc.	2,449	113,095
Allegion plc	4,745	430,419
AO Smith Corp.	7,000	373,240
Fortune Brands Home & Security, Inc.	3,300	157,113
Johnson Controls International plc	80,303	2,966,393
Lennox International, Inc.	1,444	381,794
Masco Corp.	9,912	389,641
Resideo Technologies, Inc.*	3,371	65,026
Simpson Manufacturing Co., Inc.	3,000	177,810
Trex Co., Inc.*	2,500	153,800

		5,208,331

Commercial Services & Supplies (0.5%)
Brink’s Co. (The)	2,300	173,443
Cimpress NV(x)*	1,300	104,169
Cintas Corp.	4,472	903,836
Copart, Inc.*	9,030	547,128
Deluxe Corp.	2,310	100,993
KAR Auction Services, Inc.	6,300	323,253
Knoll, Inc.	3,960	74,883
Rollins, Inc.	7,050	293,421
UniFirst Corp.	1,000	153,500
US Ecology, Inc.	858	48,031
Waste Connections, Inc.	14,737	1,305,551
Waste Management, Inc.	16,800	1,745,688

		5,773,896

Construction & Engineering (0.2%)
Dycom Industries, Inc.*	1,700	78,098
EMCOR Group, Inc.	2,200	160,776
Fluor Corp.	39,712	1,461,402
MasTec, Inc.(x)*	3,800	182,780
Quanta Services, Inc.	5,000	188,700

		2,071,756

Electrical Equipment (0.5%)
AMETEK, Inc.	33,780	2,802,726
Emerson Electric Co.	19,494	1,334,754
EnerSys	2,200	143,352
Generac Holdings, Inc.*	2,700	138,321
Hubbell, Inc.	1,600	188,768
nVent Electric plc	12,916	348,474
Rockwell Automation, Inc.	5,634	988,542
Sensata Technologies Holding plc*	3,900	175,578

		6,120,515

Industrial Conglomerates (0.7%)
3M Co.	19,890	4,132,744
Honeywell International, Inc.	25,410	4,038,157
Roper Technologies, Inc.	833	284,861

		8,455,762

Machinery (1.9%)
Allison Transmission Holdings, Inc.	5,900	265,028
Barnes Group, Inc.	2,900	149,089
Caterpillar, Inc.	38,530	5,220,430
Cummins, Inc.	2,300	363,101
Deere & Co.	14,037	2,243,674
Donaldson Co., Inc.	5,111	255,857
Fortive Corp.	21,164	1,775,448
Gardner Denver Holdings, Inc.*	5,500	152,955
Graco, Inc.	9,126	451,919
Hillenbrand, Inc.	3,949	164,002
IDEX Corp.	3,696	560,831
Illinois Tool Works, Inc.	30,909	4,436,369
Ingersoll-Rand plc	31,140	3,361,563
Kennametal, Inc.	5,000	183,750
Lincoln Electric Holdings, Inc.	2,600	218,062
Navistar International Corp.*	4,800	155,040
Nordson Corp.	3,247	430,292
Omega Flex, Inc.	98	7,428
PACCAR, Inc.	11,200	763,168
Parker-Hannifin Corp.	1,000	171,620
Pentair plc	12,916	574,891
Proto Labs, Inc.*	1,400	147,196
Rexnord Corp.*	6,200	155,868
Toro Co. (The)	5,544	381,649
WABCO Holdings, Inc.*	3,036	400,236
Wabtec Corp.	1,888	139,183
Welbilt, Inc.(x)*	8,200	134,316
Woodward, Inc.	2,368	224,700
Xylem, Inc.	4,300	339,872

		23,827,537

Professional Services (0.3%)
ASGN, Inc.*	2,300	146,027
CoStar Group, Inc.*	1,642	765,862
Equifax, Inc.	1,416	167,796
Exponent, Inc.	2,352	135,757
Insperity, Inc.	1,900	234,954
Korn Ferry	2,900	129,862
Robert Half International, Inc.	5,619	366,134
TransUnion	8,000	534,720
Verisk Analytics, Inc.	6,368	846,944
WageWorks, Inc.*	2,500	94,400

		3,422,456

Road & Rail (0.9%)
Avis Budget Group, Inc.*	4,374	152,478
CSX Corp.	17,100	1,279,422
JB Hunt Transport Services, Inc.	10,397	1,053,112
Landstar System, Inc.	1,800	196,902
Old Dominion Freight Line, Inc.	2,900	418,731
Schneider National, Inc., Class B	6,400	134,720
Union Pacific Corp.	45,654	7,633,349

		10,868,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.3%)
Air Lease Corp.	4,400	$151,140
Applied Industrial Technologies, Inc.	2,600	154,622
Beacon Roofing Supply, Inc.*	3,400	109,344
Fastenal Co.	15,052	967,994
Kaman Corp.	185	10,811
MSC Industrial Direct Co., Inc., Class A	2,000	165,420
NOW, Inc.*	7,418	103,555
SiteOne Landscape Supply, Inc.(x)*	2,000	114,300
United Rentals, Inc.*	4,356	497,673
Univar, Inc.*	5,600	124,096
Watsco, Inc.	1,200	171,852
WW Grainger, Inc.	2,407	724,339

		3,295,146

Total Industrials		118,165,588

Information Technology (35.0%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	17,900	5,628,834
F5 Networks, Inc.*	3,088	484,600
Lumentum Holdings, Inc.*	2,700	152,658
Motorola Solutions, Inc.	1,400	196,588
Plantronics, Inc.	2,400	110,664
Ubiquiti Networks, Inc.	1,600	239,536

		6,812,880

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	12,894	1,217,709
Badger Meter, Inc.	2,376	132,201
CDW Corp.	6,100	587,857
Cognex Corp.	7,604	386,739
Coherent, Inc.*	1,100	155,892
Dolby Laboratories, Inc., Class A	14,546	915,962
FLIR Systems, Inc.	3,400	161,772
II-VI, Inc.*	4,000	148,960
IPG Photonics Corp.*	1,300	197,314
National Instruments Corp.	4,200	186,312
TE Connectivity Ltd.	47,601	3,843,781
Zebra Technologies Corp., Class A*	2,500	523,825

		8,458,324

IT Services (8.4%)
Accenture plc, Class A	28,144	4,953,907
Akamai Technologies, Inc.*	6,800	487,628
Alliance Data Systems Corp.	2,165	378,832
Automatic Data Processing, Inc.	19,387	3,096,879
Black Knight, Inc.*	5,800	316,100
Booz Allen Hamilton Holding Corp.	5,200	302,328
Broadridge Financial Solutions, Inc.	5,559	576,413
Cass Information Systems, Inc.	525	24,832
Cognizant Technology Solutions Corp., Class A	22,734	1,647,078
EPAM Systems, Inc.*	2,300	388,999
ExlService Holdings, Inc.*	792	47,536
Fidelity National Information Services, Inc.	6,536	739,222
First Data Corp., Class A*	21,000	551,670
Fiserv, Inc.*	17,100	1,509,588
FleetCor Technologies, Inc.*	4,106	1,012,499
Gartner, Inc.*	3,711	562,884
Genpact Ltd.	6,534	229,866
Global Payments, Inc.	22,065	3,012,314
GoDaddy, Inc., Class A*	6,500	488,735
Hackett Group, Inc. (The)	2,178	34,412
International Business Machines Corp.	45,469	6,415,676
Jack Henry & Associates, Inc.	3,828	531,097
Mastercard, Inc., Class A	54,800	12,902,660
MAXIMUS, Inc.	3,000	212,940
NIC, Inc.	992	16,953
Okta, Inc.*	63,200	5,228,536
Paychex, Inc.	13,973	1,120,635
PayPal Holdings, Inc.*	178,929	18,579,987
Sabre Corp.	9,500	203,205
Science Applications International Corp.	1,800	138,510
Square, Inc., Class A*	12,500	936,500
Switch, Inc., Class A(x)	15,433	159,114
Total System Services, Inc.	8,002	760,270
Travelport Worldwide Ltd.	9,700	152,581
Twilio, Inc., Class A*	71,100	9,184,698
VeriSign, Inc.*	4,732	859,142
Visa, Inc., Class A	160,760	25,109,104
Western Union Co. (The)	8,887	164,143
WEX, Inc.*	1,800	345,582
Worldpay, Inc.*	2,180	247,430

		103,630,485

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Energy Industries, Inc.*	2,400	119,232
Advanced Micro Devices, Inc.*	39,700	1,013,144
Analog Devices, Inc.	19,651	2,068,661
Applied Materials, Inc.	98,270	3,897,388
ASML Holding NV (Registered) (NYRS)	6,159	1,158,200
Broadcom, Inc.	45,191	13,589,386
Brooks Automation, Inc.	5,400	158,382
Cirrus Logic, Inc.*	3,800	159,866
Cree, Inc.*	74,740	4,276,623
Cypress Semiconductor Corp.	11,200	167,104
Entegris, Inc.	7,000	249,830
Integrated Device Technology, Inc.*	7,100	347,829
Intel Corp.	43,617	2,342,233
KLA-Tencor Corp.	7,500	895,575
Lam Research Corp.	7,100	1,270,971
Marvell Technology Group Ltd.	5,221	103,846
Maxim Integrated Products, Inc.	28,438	1,512,048
Microchip Technology, Inc.(x)	10,248	850,174
Micron Technology, Inc.*	39,600	1,636,668
MKS Instruments, Inc.	2,400	223,320
Monolithic Power Systems, Inc.	1,700	230,333
NVE Corp.	164	16,054
NVIDIA Corp.	25,500	4,578,780
NXP Semiconductors NV	1,700	150,263
ON Semiconductor Corp.*	17,300	355,861
Power Integrations, Inc.	1,848	129,249
Semtech Corp.*	3,234	164,643
Silicon Laboratories, Inc.*	2,000	161,720
Skyworks Solutions, Inc.	5,595	461,475
Texas Instruments, Inc.	41,181	4,368,069
Universal Display Corp.(x)	1,518	232,026
Versum Materials, Inc.	4,100	206,271
Xilinx, Inc.	68,377	8,669,520

		55,764,744

Software (15.9%)
2U, Inc.*	2,000	141,700
8x8, Inc.(x)*	6,300	127,260
Adobe, Inc.*	34,475	9,187,243
American Software, Inc., Class A	192	2,294
ANSYS, Inc.*	3,800	694,298
Aspen Technology, Inc.*	3,800	396,188
Atlassian Corp. plc, Class A*	67,700	7,608,803
Autodesk, Inc.*	49,458	7,706,546
Blackbaud, Inc.	1,300	103,649
Blackline, Inc.*	4,200	194,544
Box, Inc., Class A*	6,500	125,515
Cadence Design Systems, Inc.*	12,605	800,544
CDK Global, Inc.	5,395	317,334
Ceridian HCM Holding, Inc.*	5,100	261,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Citrix Systems, Inc.	37,052	$3,692,602
CommVault Systems, Inc.*	2,600	168,324
Coupa Software, Inc.*	78,600	7,151,028
DocuSign, Inc.*	3,000	155,520
Ebix, Inc.(x)	2,400	118,488
Elastic NV(x)*	285	22,763
Ellie Mae, Inc.(x)*	1,500	148,035
Envestnet, Inc.*	3,300	215,787
Fair Isaac Corp.*	1,400	380,282
FireEye, Inc.*	15,430	259,070
Fortinet, Inc.*	5,610	471,072
Guidewire Software, Inc.*	3,500	340,060
HubSpot, Inc.*	1,600	265,936
Intuit, Inc.	23,180	6,059,484
j2 Global, Inc.	2,200	190,520
LivePerson, Inc.*	630	18,283
LogMeIn, Inc.	7,875	630,787
Manhattan Associates, Inc.*	3,500	192,885
Microsoft Corp.#	442,420	52,179,015
New Relic, Inc.*	45,100	4,451,370
Nuance Communications, Inc.*	63,492	1,074,920
Nutanix, Inc., Class A(x)*	4,600	173,604
OneSpan, Inc.*	1,452	27,907
Oracle Corp.	13,284	713,484
Palo Alto Networks, Inc.*	34,800	8,452,224
Paycom Software, Inc.*	2,200	416,086
Pegasystems, Inc.	2,508	163,020
Pluralsight, Inc., Class A*	854	27,106
Proofpoint, Inc.*	1,800	218,574
PTC, Inc.*	5,000	460,900
Q2 Holdings, Inc.*	3,200	221,632
Qualys, Inc.*	2,000	165,480
RealPage, Inc.*	3,200	194,208
Red Hat, Inc.*	24,806	4,532,056
RingCentral, Inc., Class A*	2,700	291,060
salesforce.com, Inc.*	72,933	11,550,399
ServiceNow, Inc.*	66,020	16,273,270
SolarWinds Corp.*	883	17,236
Splunk, Inc.*	45,634	5,685,996
SS&C Technologies Holdings, Inc.	7,128	453,982
Tableau Software, Inc., Class A*	3,000	381,840
Teradata Corp.*	4,300	187,695
Trade Desk, Inc. (The), Class A(x)*	45,100	8,927,545
Tyler Technologies, Inc.*	2,046	418,202
Ultimate Software Group, Inc. (The)*	1,254	413,983
VMware, Inc., Class A	19,448	3,510,558
Workday, Inc., Class A*	57,790	11,144,801
Zendesk, Inc.*	112,600	9,571,000
Zix Corp.*	6,336	43,592
Zscaler, Inc.(x)*	80,500	5,709,865

		196,201,084

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	260,827	49,544,089
Dell Technologies, Inc., Class C*	3,793	222,611
NCR Corp.*	5,700	155,553
NetApp, Inc.	11,700	811,278
Pure Storage, Inc., Class A*	7,800	169,962
Seagate Technology plc	173,616	8,314,470
Western Digital Corp.	48,711	2,341,051

		61,559,014

Total Information Technology		432,426,531

Materials (1.2%)
Chemicals (0.7%)
Axalta Coating Systems Ltd.*	7,500	189,075
Celanese Corp.	3,693	364,167
Chemours Co. (The)	6,598	245,182
Ecolab, Inc.	5,040	889,761
FMC Corp.	2,421	185,981
Ingevity Corp.*	2,200	232,342
International Flavors & Fragrances, Inc.	1,524	196,276
Linde plc	14,900	2,621,357
Livent Corp.*	2,264	27,802
LyondellBasell Industries NV, Class A	7,051	592,848
NewMarket Corp.	462	200,305
PolyOne Corp.	4,686	137,347
PPG Industries, Inc.	1,784	201,360
RPM International, Inc.	2,678	155,431
Scotts Miracle-Gro Co. (The)	2,400	188,592
Sherwin-Williams Co. (The)	3,706	1,596,211
Westlake Chemical Corp.	2,600	176,436
WR Grace & Co.	3,000	234,120

		8,434,593

Construction Materials (0.1%)
Eagle Materials, Inc.	2,161	182,173
Martin Marietta Materials, Inc.	2,606	524,275
Vulcan Materials Co.	5,700	674,880

		1,381,328

Containers & Packaging (0.1%)
Avery Dennison Corp.	3,900	440,700
Berry Global Group, Inc.*	100	5,387
Crown Holdings, Inc.*	6,200	338,334
Graphic Packaging Holding Co.	15,179	191,711
International Paper Co.	3,500	161,945
Packaging Corp. of America	4,356	432,899

		1,570,976

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	155,753	2,007,656
Nucor Corp.	20,086	1,172,018
Royal Gold, Inc.	2,200	200,046
Steel Dynamics, Inc.	6,000	211,620

		3,591,340

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	7,000	170,660

Total Materials		15,148,897

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)	1,500	213,840
American Tower Corp. (REIT)	19,167	3,777,049
Crown Castle International Corp. (REIT)	13,632	1,744,896
Equinix, Inc. (REIT)	3,407	1,543,916
Equity LifeStyle Properties, Inc. (REIT)	3,808	435,254
Extra Space Storage, Inc. (REIT)	5,700	580,887
First Industrial Realty Trust, Inc. (REIT)	5,600	198,016
Gaming and Leisure Properties, Inc. (REIT)	8,557	330,044
Hudson Pacific Properties, Inc. (REIT)	5,300	182,426
Lamar Advertising Co. (REIT), Class A	3,498	277,251
Life Storage, Inc. (REIT)	1,900	184,813
Omega Healthcare Investors, Inc. (REIT)	6,000	228,900
Public Storage (REIT)	6,819	1,485,042
SBA Communications Corp. (REIT)*	5,266	1,051,410
Simon Property Group, Inc. (REIT)	12,362	2,252,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Taubman Centers, Inc. (REIT)	2,886	$152,612

		14,638,836

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,669	280,332
Howard Hughes Corp. (The)*	1,400	154,000

		434,332

Total Real Estate		15,073,168

Utilities (0.2%)
Gas Utilities (0.0%)
New Jersey Resources Corp.	4,300	214,097

Multi-Utilities (0.1%)
Sempra Energy	8,451	1,063,643

Water Utilities (0.1%)
American Water Works Co., Inc.	7,134	743,791

Total Utilities		2,021,531

Total Common Stocks (98.9%) (Cost $626,826,740)		1,222,597,474

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	2	3

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $2,000,953, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $867,710, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $884,876.(xx)	867,525	867,525
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $750,159, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $765,160.(xx)	750,000	750,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $104,411, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $111,838.(xx)	104,389	104,389
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		4,721,914

Total Short-Term Investments (0.4%) (Cost $4,721,917)		4,721,917

Total Investments in Securities (99.3%) (Cost $631,548,657)		1,227,319,391
Other Assets Less Liabilities (0.7%)		8,573,383

Net Assets (100%)		$1,235,892,774

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,066,440.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $28,287,763. This was collateralized by $24,181,473 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/9/19-2/15/49 and by cash of $4,721,914 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	12	6/2019	USD	1,776,120	32,864
S&P 500 E-Mini Index	16	6/2019	USD	2,270,240	9,576
S&P Midcap 400 E-Mini Index	6	6/2019	USD	1,140,600	(6,930)

					35,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$155,677,588	$—	$—	$155,677,588
Consumer Discretionary	177,787,810	—	—	177,787,810
Consumer Staples	37,499,445	—	—	37,499,445
Energy	19,965,423	—	—	19,965,423
Financials	42,706,816	—	—	42,706,816
Health Care	206,124,677	—	—	206,124,677
Industrials	118,165,588	—	—	118,165,588
Information Technology	432,426,531	—	—	432,426,531
Materials	15,148,897	—	—	15,148,897
Real Estate	15,073,168	—	—	15,073,168
Utilities	2,021,531	—	—	2,021,531
Futures	42,440	—	—	42,440
Short-Term Investments
Investment Company	3	—	—	3
Repurchase Agreements	—	4,721,914	—	4,721,914

Total Assets	$1,222,639,917	$4,721,914	$—	$1,227,361,831

Liabilities:
Futures	$(6,930)	$—	$—	$(6,930)

Total Liabilities	$(6,930)	$—	$—	$(6,930)

Total	$1,222,632,987	$4,721,914	$—	$1,227,354,901

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$612,757,998
Aggregate gross unrealized depreciation	(20,678,496)

Net unrealized appreciation	$592,079,502

Federal income tax cost of investments in securities and derivative instruments, if applicable	$635,275,399

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.0%)
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		$296,996	$301,807
Series 2015-2 B
5.000%, 12/15/23§		23,000	23,458
Series 2017-1 AA
3.300%, 1/15/30§		19,488	18,855
American Airlines Pass-Through Trust,
Series 2015-1 B
3.700%, 5/1/23		51,053	50,241
Series 2015-2 AA
3.600%, 9/22/27		102,951	102,477
Series 2015-2 B
4.400%, 9/22/23		132,077	132,117
Series 2016-1 B
5.250%, 1/15/24		1,497	1,544
Series 2016-2 B
4.375%, 6/15/24§		49,200	48,831
Series 2016-3 AA
3.000%, 10/15/28		4,611	4,437
Series 2017-1 B
4.950%, 2/15/25		12,484	12,806
Series 2017-2 AA
3.350%, 10/15/29		24,323	23,723
Series 2017-2 B
3.700%, 10/15/25		4,747	4,628
Apidos CLO XVI,
Series 2013-16A A1R
3.741%, 1/19/25(l)§		67,409	67,409
Series 2013-16A BR
4.711%, 1/19/25(l)§		250,000	249,659
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2016-FL1A A
4.184%, 9/15/26(l)§		100,000	99,958
Series 2018-FL1 A
3.634%, 6/15/28(l)§		223,000	222,584
ASSURANT CLO III Ltd.,
Series 2018-2A A
3.991%, 10/20/31(l)§		500,000	495,693
Atlas Senior Loan Fund IV Ltd.,
Series 2013-2A A1RR
3.364%, 2/17/26(l)§		221,446	220,756
Atlas Senior Loan Fund X Ltd.,
Series 2018-10A A
3.877%, 1/15/31(l)§		500,000	495,909
B&M CLO Ltd.,
Series 2014-1A A1R
3.509%, 4/16/26(l)§		247,651	246,617
B2R Mortgage Trust,
Series 2015-1 A1
2.524%, 5/15/48§		21,734	21,587
Series 2015-2 A
3.336%, 11/15/48§		49,611	49,487
Series 2016-1 A
2.567%, 6/15/49§		443,671	438,296
BlueMountain CLO Ltd.,
Series 2013-1A A1R
4.161%, 1/20/29(l)§		250,000	250,005
Cent CLO 19 Ltd.,
Series 2013-19A A1A
4.082%, 10/29/25(l)§		186,706	186,889
CFIP CLO Ltd.,
Series 2013-1A AR
4.101%, 4/20/29(l)§		500,000	500,006
Chapel BV,
Series 2007 A2
0.052%, 7/17/66(l)(m)	EUR	142,730	160,054
CIFC Funding Ltd.,
Series 2015-2A AR
3.567%, 4/15/27(l)§		$600,000	596,259
Series 2015-5A A1R
3.631%, 10/25/27(l)§		600,000	597,299
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1
2.775%, 10/25/36(l)		3,476,283	3,454,955
Continental Airlines Pass-Through Trust,
Series 2012-1 B
6.250%, 4/11/20		392	399
Cork Street CLO Designated Activity Co.,
Series 1A A1BE
0.760%, 11/27/28(l)§	EUR	500,000	560,223
Crown Castle Towers LLC,
3.222%, 5/15/22§		$400,000	400,831
CSMC Trust,
Series 2018-RPL8 A1
4.125%, 7/25/58(l)§		1,425,686	1,430,790
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
3.929%, 1/16/26(l)§		268,642	268,639
Dorchester Park CLO DAC,
Series 2015-1A AR
3.661%, 4/20/28(l)§		500,000	497,253
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A
5.250%, 5/30/23§		839,903	850,234
Driver Australia Five Trust,
Series 5 A
2.753%, 7/21/26(l)	AUD	538,097	381,553
Earnest Student Loan Program LLC,
Series 2016-C A2
2.680%, 7/25/35§		$469,904	471,223
Elevation CLO Ltd.,
Series 2018-9A A1
3.907%, 7/15/31(l)§		500,000	492,769
Elm Park CLO DAC,
Series 1A A1R
0.620%, 4/16/29(l)§	EUR	500,000	559,849
Emerald Bay SA,
(Zero Coupon), 10/8/20§		582,000	623,072
Emerson Park CLO Ltd.,
Series 2013-1A A1AR
3.767%, 7/15/25(l)§		$29,499	29,499
Evans Grove CLO Ltd.,
Series 2018-1A A1
3.549%, 5/28/28(l)§		500,000	495,412
Figueroa CLO Ltd.,
Series 2013-2A A1RR
3.483%, 6/20/27(l)§		500,000	497,672
Flagship Credit Auto Trust,
Series 2016-3 B
2.430%, 6/15/21§		755,744	755,097
Series 2017-1 A
1.930%, 12/15/21§		33,335	33,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Flagship VII Ltd.,
Series 2013-7A A1R
3.881%, 1/20/26(l)§	$114,729	$114,729
Ford Credit Auto Owner Trust,
Series 2014-2 A
2.310%, 4/15/26§	500,000	498,635
GMF Floorplan Owner Revolving Trust,
Series 2018-2 A2
2.864%, 3/15/23(l)§	600,000	597,019
GPMT Ltd.,
Series 2019-FL2 A
3.784%, 2/22/36(l)§	221,000	221,412
GSAA Home Equity Trust,
Series 2006-5 2A1
2.556%, 3/25/36(l)	14,672	8,029
Series 2007-10 A2A
6.500%, 11/25/37	2,457,901	1,772,709
Series 2007-8 A2
2.836%, 8/25/37(l)	475,113	464,556
Hardee’s Funding LLC,
Series 2018-1A A2I
4.250%, 6/20/48§	497,500	502,600
ICG US CLO Ltd.,
Series 2015-2A AR
3.629%, 1/16/28(l)§	600,000	596,217
Invitation Homes Trust,
Series 2017-SFR2 E
4.732%, 12/17/36(l)§	500,000	501,275
Series 2018-SFR3 A
3.482%, 7/17/37(l)§	118,804	118,804
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR
3.477%, 7/15/26(l)§	269,044	268,020
Jamestown CLO VI-R Ltd.,
Series 2018-6RA A1
3.921%, 4/25/30(l)§	500,000	495,712
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
3.623%, 1/17/28(l)§	600,000	596,360
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§	2,593,750	2,618,112
Latam Airlines Pass-Through Trust,
Series 2015-1 B
4.500%, 11/15/23	344,320	336,228
Lendmark Funding Trust,
Series 2017-2A A
2.800%, 5/20/26§	1,000,000	993,703
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
3.619%, 5/15/28(l)§	500,000	500,228
Series 2018-CRE1 AS
3.989%, 5/15/28(l)§	297,000	297,000
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R
3.687%, 4/15/28(l)§	600,000	594,305
LP Credit Card ABS Master Trust,
Series 2018-1 A
4.053%, 8/20/24(l)§	563,957	562,687
Marathon CLO V Ltd.,
Series 2013-5A A1R
3.511%, 11/21/27(l)§	500,000	495,502
Marathon CLO VII Ltd.,
Series 2014-7A A1R
4.085%, 10/28/25(l)§	500,000	500,057
Marlette Funding Trust,
Series 2018-1A A
2.610%, 3/15/28§	159,885	159,545
Midocean Credit CLO IX,
Series 2018-9A A1
3.911%, 7/20/31(l)§	500,000	493,538
Midocean Credit Clo VIII,
Series 2018-8A A1
3.794%, 2/20/31(l)§	500,000	491,807
Monarch Grove CLO Ltd.,
Series 2018-1A A1
3.651%, 1/25/28(l)§	400,000	397,240
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
3.980%, 4/18/25(l)§	272,068	272,075
MP CLO III Ltd.,
Series 2013-1A AR
4.011%, 10/20/30(l)§	2,000,000	1,985,902
MP CLO IV Ltd.,
Series 2013-2A ARR
4.051%, 7/25/29(l)§	500,000	499,806
Navient Private Education Loan Trust,
Series 2014-CTA B
4.234%, 10/17/44(l)§	100,000	100,788
Navient Student Loan Trust,
Series 2018-2A A1
2.725%, 3/25/67(l)§	130,554	130,510
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
2.646%, 2/25/37(l)	2,452,699	2,209,281
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1
3.861%, 4/19/31(l)§	500,000	492,629
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A A1R
3.637%, 7/15/27(l)§	400,000	397,084
OFSI Fund IX Ltd.,
Series 2018-1A A
3.937%, 7/15/31(l)§	500,000	495,081
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	500,000	505,549
OneMain Financial Issuance Trust,
Series 2015-1A A
3.190%, 3/18/26§	9,823	9,822
Series 2015-1A B
3.850%, 3/18/26§	500,000	501,016
Series 2016-2A A
4.100%, 3/20/28§	10,335	10,348
Series 2017-1A A1
2.370%, 9/14/32§	1,000,000	991,768
Progress Residential Trust,
Series 2015-SFR2 A
2.740%, 6/12/32§	98,232	97,506
Prosper Marketplace Issuance Trust,
Series 2018-1A A
3.110%, 6/17/24§	68,906	68,927
PRPM LLC,
Series 2017-2A A1
3.470%, 9/25/22(e)§	1,596,580	1,591,430
Prudential plc,
Series 2018-1A A
3.937%, 7/15/31(l)§	500,000	493,575

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
RASC Trust,
Series 2007-EMX1 A13
2.685%, 1/25/37(l)	$2,759,241	$2,525,435
Series 2007-KS3 AI3
2.736%, 4/25/37(l)	2,087,996	2,044,160
Rockford Tower CLO Ltd.,
Series 2018-1A A
3.744%, 5/20/31(l)§	500,000	494,132
Scholar Funding Trust,
Series 2013-A A
3.146%, 1/30/45(l)§	138,857	138,286
SLM Private Credit Student Loan Trust,
Series 2005-A A3
2.811%, 6/15/23(l)	36,846	36,813
Series 2006-B A5
2.881%, 12/15/39(l)	86,523	84,637
SLM Private Education Loan Trust,
Series 2011-C A2A
5.739%, 10/17/44(l)§	43,266	44,038
Series 2013-B A2A
1.850%, 6/17/30§	120,283	119,933
Series 2013-C A2B
3.884%, 10/15/31(l)§	31,751	31,822
SLM Student Loan Trust,
Series 2005-7 A4
2.921%, 10/25/29(l)	409,237	406,361
Series 2007-3 A3
2.811%, 4/25/19(l)	5,579	5,567
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	100,000	100,739
SoFi Consumer Loan Program LLC,
Series 2017-6 A1
2.200%, 11/25/26§	92,650	92,385
SoFi Professional Loan Program LLC,
Series 2016-D A1
3.436%, 1/25/39(l)§	175,628	175,766
Series 2017-F BFX
3.620%, 1/25/41§	1,000,000	1,002,637
SoFi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47§	399,915	399,445
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A
3.594%, 10/26/31(l)§	500,000	495,894
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
3.930%, 4/18/31(l)§	500,000	494,367
Staniford Street CLO Ltd.,
Series 2014-1A AR
3.791%, 6/15/25(l)§	208,481	208,533
Steele Creek CLO Ltd.,
Series 2014-1RA A
3.831%, 4/21/31(l)§	500,000	496,155
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
3.923%, 1/17/26(l)§	294,373	294,372
Series 2013-1A A2R
3.943%, 1/17/26(l)§	294,373	293,121
Symphony CLO XVII Ltd.,
Series 2016-17A AR
3.667%, 4/15/28(l)§	600,000	597,010
Telos CLO Ltd.,
Series 2014-5A A1R
3.723%, 4/17/28(l)§	600,000	595,632
TICP CLO II-2 Ltd.,
Series 2018-IIA A1
3.601%, 4/20/28(l)§	600,000	593,283
TICP CLO III-2 Ltd.,
Series 2018-3R A
3.601%, 4/20/28(l)§	400,000	396,636
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	645,417	581,843
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	75,029	74,895
United Airlines Pass-Through Trust,
Series 2015-1 AA
3.450%, 12/1/27	13,187	12,940
Series 2016-2 AA
2.875%, 10/7/28	18,414	17,339
Series 2016-2 B
3.650%, 10/7/25	4,358	4,243
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	13,494	13,840
Series 2004-20C 1
4.340%, 3/1/24	128,463	130,710
Series 2005-20B 1
4.625%, 2/1/25	12,942	13,298
Series 2008-20G 1
5.870%, 7/1/28	193,797	206,545
US Airways Pass-Through Trust,
Series 2013-1 B
5.375%, 11/15/21	8,453	8,611
Venture XII CLO Ltd.,
Series 2012-12A ARR
3.429%, 2/28/26(l)§	600,000	597,222
Venture XVI CLO Ltd.,
Series 2014-16A ARR
3.637%, 1/15/28(l)§	600,000	595,357
Venture XVII CLO Ltd.,
Series 2014-17A ARR
3.667%, 4/15/27(l)§	500,000	495,621
Vericrest Opportunity Loan Trust,
Series 2019-NPL3 A1
3.967%, 3/25/49(e)§	2,000,000	2,000,001
Vibrant CLO Ltd.,
Series 2018-10A A1
3.638%, 10/20/31(l)§	500,000	494,754
VOLT LXIX LLC,
Series 2018-NPL5 A1A
4.213%, 8/25/48(e)§	964,071	967,056
VOLT LXXII LLC,
Series 2018-NPL8 A1A
4.213%, 10/26/48(e)§	1,700,110	1,705,201
Wellfleet CLO Ltd.,
Series 2017-2A A1
4.011%, 10/20/29(l)§	500,000	499,209
WhiteHorse X Ltd.,
Series 2015-10A A1R
3.703%, 4/17/27(l)§	500,000	497,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
World Omni Auto Receivables Trust,
Series 2018-B A2
2.570%, 7/15/21		$350,366	$350,206

Total Asset-Backed Securities			64,909,091

Collateralized Mortgage Obligations (12.4%)
Alternative Loan Trust,
Series 2006-OA22 A1
2.646%, 2/25/47(l)		51,859	49,174
Series 2006-OA6 1A2
2.696%, 7/25/46(l)		31,310	29,829
Series 2007-OH1 A1D
2.696%, 4/25/47(l)		59,246	51,775
American Home Mortgage Investment Trust,
Series 2004-3 5A
4.237%, 10/25/34(l)		3,506	3,500
Series 2006-1 2A1
4.435%, 12/25/35(l)		2,932,465	1,310,017
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
4.027%, 7/25/36(l)		2,196,754	2,119,213
Bear Stearns ARM Trust,
Series 2004-8 11A2
4.469%, 11/25/34(l)		416,859	409,687
Series 2005-1 2A1
4.377%, 3/25/35(l)		197,372	197,588
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37		2,233,030	1,603,420
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		1,197,526	1,183,018
Series 2005-24 A1
5.500%, 11/25/35		653,413	564,676
Citigroup Mortgage Loan Trust,
Series 2018-C A1
4.125%, 3/25/59(e)§		1,964,569	1,972,675
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36		2,271,536	2,126,642
COLT Mortgage Loan Trust,
Series 2016-1 A1
3.000%, 5/25/46§		46,725	46,518
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		1,809,690	1,958,685
Series 2014-WIN1 2A4
3.000%, 9/25/44(l)§		686,643	668,813
Series 2015-1 A1
2.500%, 1/25/45(l)§		1,406,889	1,340,841
EMF NL BV,
Series 2008-2X A2
0.692%, 7/17/41(l)(m)	EUR	435,000	457,610
Eurohome UK Mortgages plc,
Series 2007-1 A
0.993%, 6/15/44(l)(m)	GBP	376,537	471,291
EuroMASTR plc,
Series 2007-1V A2
1.043%, 6/15/40(l)(m)		233,853	287,903
Eurosail-UK plc,
Series 2007-4X A3
1.793%, 6/13/45(l)(m)		658,704	848,961
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$1,655,239	1,842,411
Series 4316 BZ
3.000%, 3/15/44		4,727,780	4,503,046
Series 4430 NZ
3.000%, 1/15/45		2,265,943	2,133,437
Series 4438 B
3.000%, 10/15/43		1,414,886	1,420,859
Series 4440 ZD
2.500%, 2/15/45		6,644,149	5,950,095
Series 4499 AB
3.000%, 6/15/42		1,916,063	1,916,134
Series 4610 KA
2.500%, 5/15/39		2,992,223	2,958,279
Series 4624 GA
2.500%, 4/15/40		1,529,279	1,509,983
Series 4750 PA
3.000%, 7/15/46		3,684,817	3,650,852
Series 4791 JT
3.000%, 5/15/48		4,681,683	4,632,516
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		1,066,391	775,427
FNMA,
Series 2012-103 ZP
3.000%, 9/25/42		913,614	840,582
Series 2012-150 KA
1.750%, 1/25/43		4,455,438	4,289,356
Series 2013-123 PZ
2.700%, 3/25/43		4,667,127	4,384,571
Series 2015-11 A
3.000%, 5/25/34		1,948,554	1,982,524
Series 2016-72 PA
3.000%, 7/25/46		3,265,668	3,258,833
Series 2016-81 PA
3.000%, 2/25/44		2,409,721	2,409,836
Series 2017-4 CH
3.000%, 6/25/42		3,283,318	3,313,381
GMACM Mortgage Loan Trust,
Series 2005-AF2 A1
6.000%, 12/25/35		885,698	853,681

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
GNMA,
Series 2013-116 LS
3.662%, 8/20/43IO IO(l)		$2,417,975	$384,116
Series 2013-26 MS
3.762%, 2/20/43IO IO(l)		2,289,797	371,055
Series 2014-20 TS
3.612%, 2/20/44IO IO(l)		2,271,109	362,165
Series 2015-H15 FC
3.089%, 6/20/65(l)		362,761	362,098
Series 2015-H16 FM
3.109%, 7/20/65(l)		610,043	609,435
Series 2015-H18 FB
3.109%, 7/20/65(l)		360,985	360,644
Series 2015-H19 FK
3.109%, 8/20/65(l)		663,989	663,347
Series 2015-H20 FB
3.109%, 8/20/65(l)		394,364	393,984
Series 2015-H20 FC
3.129%, 8/20/65(l)		1,522,815	1,522,495
Series 2015-H22 FC
3.109%, 9/20/65(l)		757,885	757,102
Series 2015-H29 FA
3.209%, 10/20/65(l)		135,430	135,598
Series 2016-H11 F
3.309%, 5/20/66(l)		435,009	438,051
Series 2016-H14 FA
3.309%, 6/20/66(l)		446,303	449,468
Series 2016-H15 FA
3.309%, 7/20/66(l)		522,036	524,585
Series 2016-H19 FE
2.879%, 6/20/61(l)		42,153	42,136
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
2.745%, 6/18/39(l)(m)		551,536	536,480
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.519%, 9/25/35(l)		66,141	67,403
Series 2006-AR2 2A1
4.204%, 4/25/36(l)		70,894	63,202
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
4.242%, 1/19/35(l)		248,050	245,544
Impac CMB Trust,
Series 2003-8 2A1
3.386%, 10/25/33(l)		1,559	1,547
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
3.790%, 6/25/37(l)		1,225,211	1,028,774
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
2.756%, 2/25/37(l)		1,689,665	1,305,621
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36§		1,732,348	1,414,514
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		1,008,714	770,946
Series 2006-A3 6A1
4.065%, 8/25/34(l)		39,770	39,516
Series 2007-A1 3A3
4.329%, 7/25/35(l)		52,817	54,062
Series 2017-3 1A6
3.000%, 8/25/47(l)§		326,647	317,944
JP Morgan Resecuritization Trust,
Series 2009-7 2A1
6.000%, 2/27/37(l)§		32,684	32,618
Kensington Mortgage Securities plc,
Series 2007-1X A3C
2.763%, 6/14/40(l)(m)		257,824	251,477
Ludgate Funding plc,
Series 2007-1 A2A
1.072%, 1/1/61(l)(m)	GBP	125,948	152,745
Series 2008-W1X A1
1.512%, 1/1/61(l)(m)		323,222	407,151
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$185,617	190,710
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
4.185%, 12/25/32(l)		13,529	13,492
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
2.829%, 4/16/36(l)§		401,629	356,884
MortgageIT Trust,
Series 2005-4 A1
2.765%, 10/25/35(l)		357,742	352,842
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		678,717	687,564
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-AP1 A2
5.515%, 1/25/36(l)		3,943,094	1,999,851
Series 2006-AP1 A5
5.559%, 1/25/36(e)		2,429,391	1,231,785
Nomura Resecuritization Trust,
Series 2014-7R 2A3
2.690%, 12/26/35(l)§		323,948	321,242
PRPM LLC,
Series 2019-1A A1
4.500%, 1/25/24(e)§		1,764,900	1,778,796
RBSSP Resecuritization Trust,
Series 2009-12 18A1
4.616%, 12/25/35(l)§		101,774	104,081
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
2.826%, 6/25/35(l)§		67,635	64,933
Series 2006-R1 AF1
2.830%, 1/25/36(l)§		229,864	224,562
Residential Asset Securitization Trust,
Series 2006-A9CB A7
6.000%, 9/25/36		4,421,096	2,523,251
Resloc UK plc,
Series 2007-1X A3B
1.003%, 12/15/43(l)(m)	GBP	133,776	164,028
RFMSI Trust,
Series 2006-SA2 3A1
5.068%, 8/25/36(l)		$963,680	895,585
Sequoia Mortgage Trust,
Series 10 2A1
3.245%, 10/20/27(l)		2,608	2,503
Series 2003-4 2A1
2.835%, 7/20/33(l)		13,619	13,132
Series 6 A
3.120%, 4/19/27(l)		194,170	189,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Shellpoint Co-Originator Trust,
Series 2017-1 A4
3.500%, 4/25/47(l)§		$2,339,505	$2,330,846
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
4.285%, 4/25/34(l)		391,348	390,779
Series 2005-19XS 2A1
2.786%, 10/25/35(l)		326,946	325,212
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
2.732%, 7/19/35(l)		48,481	47,376
Trinity Square plc,
Series 2015-1A A
2.078%, 7/15/51(l)§	GBP	169,361	221,681
Uropa Securities plc,
Series 2007-1 A3A
1.118%, 10/10/40(l)(m)		798,921	974,037

Total Collateralized Mortgage Obligations			99,797,816

Commercial Mortgage-Backed Securities (4.2%)
20 Times Square Trust,
Series 2018-20TS F
3.100%, 5/15/35(l)§		$112,000	107,012
Series 2018-20TS G
3.100%, 5/15/35(l)§		112,000	104,653
245 Park Avenue Trust,
Series 2017-245P XA
0.149%, 6/5/37 IO(l)§		1,000,000	14,161
Americold 2010 LLC,
Series 2010-ARTA C
6.811%, 1/14/29§		100,000	104,945
AOA Mortgage Trust,
Series 2015-1177 C
3.010%, 12/13/29(l)§		100,000	99,069
Ashford Hospitality Trust,
Series 2018-ASHF D
4.584%, 4/15/35(l)§		30,000	29,999
Series 2018-KEYS A
3.484%, 5/15/35(l)§		600,000	599,251
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
4.434%, 12/15/36(l)§		290,000	289,641
Series 2017-ATRM E
5.534%, 12/15/36(l)§		224,000	224,840
Aventura Mall Trust,
Series 2013-AVM D
3.743%, 12/5/32(l)§		100,000	100,932
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH CL
3.984%, 11/15/32(l)§		100,000	100,000
Series 2017-SCH DL
4.484%, 11/15/32(l)§		100,000	100,000
Series 2018-DSNY D
4.184%, 9/15/34(l)§		100,000	98,971
Series 2019-AHT C
4.500%, 3/15/34(l)§		100,000	100,000
Banc of America Commercial Mortgage Trust,
Series 2007-1 AMFX
5.416%, 1/15/49(l)		3,598	3,604
Series 2017-BNK3 XB
0.630%, 2/15/50 IO(l)		1,000,000	43,895
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 A
3.492%, 3/15/36(l)§		234,000	234,001
Series 2019-CRE5 B
3.992%, 3/15/36(l)§		234,000	234,000
BANK,
Series 2017-BNK6 XA
0.868%, 7/15/60 IO(l)		3,553,545	186,315
Series 2018-BN10 XA
0.747%, 2/15/61 IO(l)		3,751,334	199,921
Series 2018-BN13 A5
4.217%, 8/15/61(l)		10,000	10,768
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§		900,000	936,209
BBCMS Mortgage Trust,
Series 2017-DELC C
3.684%, 8/15/36(l)§		53,000	52,603
Series 2017-DELC D
4.184%, 8/15/36(l)§		60,000	59,850
Series 2017-DELC E
4.984%, 8/15/36(l)§		122,000	120,782
Series 2017-DELC F
5.984%, 8/15/36(l)§		121,000	119,788
Series 2018-TALL A
3.206%, 3/15/37(l)§		15,000	14,859
Series 2018-TALL D
3.932%, 3/15/37(l)§		40,000	39,750
BBCMS Trust,
Series 2014-BXO E
6.239%, 8/15/27(l)§		271,000	271,006
Series 2015-SRCH A1
3.312%, 8/10/35§		100,000	101,298
Series 2015-SRCH XA
0.957%, 8/10/35 IO(l)§		1,000,000	62,426
Series 2018-CBM A
3.484%, 7/15/37(l)§		223,000	221,465
BB-UBS Trust,
Series 2012-SHOW XA
0.596%, 11/5/36 IO(l)§		2,277,000	73,289
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-T26 AM
5.460%, 1/12/45(l)		12,700	12,704
Benchmark Mortgage Trust,
Series 2018-B5 A4
4.208%, 7/15/51		20,000	21,510
Series 2019-B9 C
4.971%, 3/15/52(l)		41,000	43,954
Series 2019-B9 XA
1.049%, 3/15/52 IO(l)		999,732	83,168
BENCHMARK Mortgage Trust,
Series 2018-B3 D
3.057%, 4/10/51§		10,000	8,739
Series 2019-B10 3CCA
1.000%, 3/15/62(l)§		80,000	79,136
BHMS Mortgage Trust,
Series 2018-ATLS A
3.734%, 7/15/35(l)§		223,000	222,652
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§		200,000	203,993
Series 2013-1515 C
3.446%, 3/10/33§		100,000	99,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
BX Trust,
Series 2017-APPL D
4.534%, 7/15/34(l)§	$72,250	$72,249
Series 2017-APPL E
5.634%, 7/15/34(l)§	111,350	111,631
Series 2017-SLCT D
4.534%, 7/15/34(l)§	68,000	67,956
Series 2017-SLCT E
5.634%, 7/15/34(l)§	113,900	114,187
Series 2018-GW A
3.284%, 5/15/35(l)§	112,000	110,951
Series 2018-GW D
4.254%, 5/15/35(l)§	112,000	112,003
BXP Trust,
Series 2017-CC D
3.552%, 8/13/37(l)§	30,000	28,903
Series 2017-GM D
3.425%, 6/13/39(l)§	80,000	77,727
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D
4.234%, 12/15/37(l)§	100,000	100,248
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT D
5.488%, 4/10/29(l)§	10,000	10,250
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4
3.544%, 11/15/50	15,000	15,227
CD Mortgage Trust,
Series 2006-CD3 AM
5.648%, 10/15/48	96,381	97,467
Series 2017-CD3 A4
3.631%, 2/10/50	10,000	10,333
Series 2017-CD4 A4
3.514%, 5/10/50(l)	10,000	10,248
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48	10,000	10,333
Series 2016-C4 XA
1.728%, 5/10/58 IO(l)	788,923	73,062
Series 2016-C4 XB
0.727%, 5/10/58 IO(l)	110,000	4,985
Series 2018-TAN C
5.295%, 2/15/33§	100,000	103,524
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC A
3.274%, 7/15/32(l)§	100,000	100,000
Series 2017-BIOC D
4.084%, 7/15/32(l)§	100,000	100,125
CHT Mortgage Trust,
Series 2017-CSMO E
5.484%, 11/15/36(l)§	144,000	144,358
Series 2017-CSMO F
6.225%, 11/15/36(b)(l)§	77,000	77,241
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B
3.772%, 2/10/48	300,000	302,852
Series 2015-SHP2 A
3.764%, 7/15/27(l)§	900,000	900,004
Series 2016-P3 C
4.834%, 4/15/49(l)	30,000	31,588
Series 2016-P3 D
2.804%, 4/15/49(l)§	20,000	16,604
Series 2016-P4 A4
2.902%, 7/10/49	175,000	172,546
Series 2016-P6 A5
3.720%, 12/10/49(l)	160,000	166,252
Series 2017-C4 A4
3.471%, 10/12/50	20,000	20,423
Series 2019-SST2 D
4.084%, 12/15/36(l)§	453,000	453,046
Cloverleaf Cold Storage Trust,
Series 2019-CHL2 A
3.560%, 3/15/36(l)§	238,000	238,078
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2 AJFX
5.568%, 4/15/47(l)	1,089	1,093
Cold Storage Trust,
Series 2017-ICE3 A
3.484%, 4/15/36(l)§	87,000	87,001
Series 2017-ICE3 C
3.834%, 4/15/36(l)§	106,000	106,002

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
COMM Mortgage Trust,
Series 2013-CR6 XA
1.061%, 3/10/46 IO(l)	$649,347	$19,374
Series 2014-CR16 A4
4.051%, 4/10/47	108,000	113,170
Series 2014-CR17 A5
3.977%, 5/10/47	43,000	45,024
Series 2014-CR18 A4
3.550%, 7/15/47	10,000	10,236
Series 2014-CR19 A5
3.796%, 8/10/47	50,000	52,030
Series 2014-LC15 A4
4.006%, 4/10/47	40,000	42,003
Series 2014-UBS4 C
4.626%, 8/10/47(l)	31,000	31,351
Series 2015-3BP B
3.238%, 2/10/35(l)§	300,000	300,233
Series 2015-3BP XA
0.060%, 2/10/35 IO(l)§	1,287,000	7,053
Series 2015-CR22 C
4.118%, 3/10/48(l)	300,000	302,100
Series 2015-CR22 XA
0.954%, 3/10/48 IO(l)	3,808,457	143,154
Series 2015-CR26 ASB
3.373%, 10/10/48	2,000,000	2,038,380
Series 2015-DC1 XA
1.127%, 2/10/48 IO(l)	3,599,809	151,177
Series 2015-LC19 A4
3.183%, 2/10/48	25,000	25,237
Series 2015-LC19 C
4.258%, 2/10/48(l)	70,000	71,584
Series 2015-LC19 D
2.867%, 2/10/48§	40,000	35,454
Series 2015-LC23 A4
3.774%, 10/10/48	10,000	10,397
Series 2016-COR1 ASB
2.972%, 10/10/49	1,000,000	1,001,815
Series 2017-COR2 D
3.000%, 9/10/50§	330,000	291,402
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§	50,000	6,449
Commercial Mortgage Pass-Through Certificates,
Series 2014-CR14 A4
4.236%, 2/10/47(l)	50,000	52,782
Core Industrial Trust,
Series 2015-CALW D
3.850%, 2/10/34(l)§	300,000	302,962
Series 2015-TEXW XA
0.772%, 2/10/34 IO(l)§	992,497	18,496
Credit Suisse Commercial Mortagage Securities,
Series 2018-TOP A
3.484%, 8/15/35(l)§	320,000	319,001
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C4 F
5.234%, 10/15/39(l)§	200,000	200,258
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.295%, 4/15/50(l)	300,000	303,634
Series 2015-C1 XA
0.911%, 4/15/50 IO(l)	4,319,186	168,402
Series 2015-C2 A4
3.504%, 6/15/57	10,000	10,234
Series 2017-CX10 XB
0.135%, 11/15/50 IO(l)	1,000,000	16,510
Series 2018-CX11 A5
4.033%, 4/15/51(l)	40,000	42,138
CSMC Trust,
Series 2015-GLPB A
3.639%, 11/15/34§	100,000	102,690
Series 2017-PFHP A
3.434%, 12/15/30(l)§	50,000	49,844
Series 2017-TIME A
3.646%, 11/13/39§	100,000	101,852
DBGS Mortgage Trust,
Series 2018-BIOD A
3.287%, 5/15/35(l)§	206,975	206,585
DBJPM Mortgage Trust,
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	18,664
DBUBS Mortgage Trust,
Series 2011-LC1A E
5.698%, 11/10/46(l)§	100,000	103,012
Series 2011-LC3A PM2
4.758%, 5/10/44 (b)(l)§	217,000	220,977
Series 2017-BRBK A
3.452%, 10/10/34§	60,000	61,284
FHLMC Multifamily Structured Pass-Through Certificates,
Series K034 A2
3.531%, 7/25/23(l)	20,000	20,714
Series K040 A2
3.241%, 9/25/24	20,000	20,571
Series K053 A2
2.995%, 12/25/25	188,000	190,623
Series K058 A2
2.653%, 8/25/26	10,000	9,892
Series K059 A2
3.120%, 9/25/26(l)	70,000	71,349
Series K061 A2
3.347%, 11/25/26(l)	50,000	51,705
Series K062 A2
3.413%, 12/25/26	29,565	30,694
Series K063 A2
3.430%, 1/25/27(l)	20,000	20,786
Series K064 A2
3.224%, 3/25/27	28,000	28,692
Series K072 A2
3.444%, 12/25/27	10,000	10,398
Series K077 A2
3.850%, 5/25/28(l)	30,000	32,130
Series K083 A2
4.050%, 9/25/28(l)	60,000	65,248
Series K722 X1
1.307%, 3/25/23 IO(l)	2,680,722	111,372
Series KL4F A2AS
3.683%, 10/25/25(l)	24,000	24,865
Series KW03 X1
0.845%, 6/25/27 IO(l)	128,954	6,767
FNMA ACES,
Series 2017-M8 A2
3.061%, 5/25/27(l)	40,000	40,317
Series 2018-M1 A2
2.986%, 12/25/27(l)	25,000	25,043

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
FREMF Mortgage Trust,
Series 2016-K54 B
4.051%, 4/25/48(l)§	$20,000	$20,431
Series 2017-K64 B
3.981%, 5/25/50(l)§	36,667	37,212
Series 2018-K77 B
4.159%, 5/25/51§	10,000	10,187
Series 2018-K80 B
4.229%, 8/25/50(l)§	20,000	20,478
FRESB Mortgage Trust,
Series 2018-SB52 A10F
3.480%, 6/25/28(l)	29,834	30,674
Series 2018-SB53 A10F
3.660%, 6/25/28(l)	23,908	24,718
GNMA,
Series 2012-23
0.575%, 6/16/53 IO(l)	57,803	1,177
Series 2013-191
0.745%, 11/16/53 IO(l)	48,516	1,542
Series 2013-30
0.796%, 9/16/53 IO(l)	181,442	6,957
Series 2013-63
0.790%, 9/16/51 IO(l)	254,942	13,259
Series 2015-22
0.727%, 3/16/55 IO(l)	167,626	8,478
Series 2015-97 VA
2.250%, 12/16/38	16,716	15,978
Series 2016-128
0.952%, 9/16/56 IO(l)	128,270	9,708
Series 2016-13
0.917%, 4/16/57 IO(l)	192,614	12,170
Series 2016-158
0.907%, 6/16/58 IO(l)	122,099	8,771
Series 2016-158 VA
2.000%, 3/16/35	89,400	82,520
Series 2016-175
0.921%, 9/16/58 IO(l)	149,857	11,159
Series 2016-26
0.965%, 2/16/58 IO(l)	484,814	32,858
Series 2016-35
0.887%, 3/16/58 IO(l)	176,651	12,203
Series 2016-87
1.002%, 8/16/58 IO(l)	277,600	20,515
Series 2016-96
0.985%, 12/16/57 IO(l)	170,789	12,040
Series 2016-97
1.039%, 7/16/56 IO(l)	144,491	11,870
Series 2017-100
0.808%, 5/16/59 IO(l)	146,398	9,576
Series 2017-7
0.968%, 12/16/58 IO(l)	155,297	11,793
GPMT Ltd.,
Series 2018-FL1 A
3.387%, 11/21/35(l)§	170,051	169,731
GS Mortgage Securities Corp. II,
Series 2005-ROCK A
5.366%, 5/3/32§	50,000	56,234
Series 2013-KING D
3.435%, 12/10/27(l)§	100,000	99,504
Series 2013-KING XA
0.729%, 12/10/27 IO(l)§	1,031,915	4,096
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§	500,000	502,002
Series 2017-500K D
3.784%, 7/15/32(l)§	20,000	19,925
Series 2017-GPTX A
2.856%, 5/10/34§	100,000	99,395
Series 2018-3PCK A
3.934%, 9/15/31(l)§	221,000	219,988
Series 2018-TWR A
3.384%, 7/15/31(l)§	110,000	109,899
Series 2018-TWR D
4.084%, 7/15/31(l)§	110,000	109,757
GS Mortgage Securities Trust,
Series 2014-GC20 B
4.529%, 4/10/47(l)	30,000	30,796
Series 2015-GC28 XA
1.099%, 2/10/48 IO(l)	3,659,169	147,644
Series 2015-GC32 C
4.411%, 7/10/48(l)	60,000	61,844
Series 2015-GS1 A3
3.734%, 11/10/48	10,000	10,359
Series 2015-GS1 XA
0.803%, 11/10/48 IO(l)	1,946,707	85,349
Series 2016-GS3 XA
1.264%, 10/10/49 IO(l)	337,951	23,383
Series 2017-GS6 A3
3.433%, 5/10/50	20,000	20,273
Series 2017-GS7 A4
3.430%, 8/10/50	24,000	24,303
Series 2017-GS7 D
3.000%, 8/10/50§	10,000	8,829
Series 2017-GS7 E
3.000%, 8/10/50§	10,000	8,486
Series 2017-GS7 XA
1.135%, 8/10/50 IO(l)	2,513,708	180,461
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	110,000	111,317
IMT Trust,
Series 2017-APTS AFX
3.478%, 6/15/34§	100,000	102,172
Series 2017-APTS BFL
3.434%, 6/15/34(l)§	154,000	153,152
Series 2017-APTS CFL
3.584%, 6/15/34(l)§	154,000	153,013
Series 2017-APTS DFX
3.497%, 6/15/34(l)§	100,000	97,548
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2017-FL10 B
3.484%, 6/15/32(l)§	51,000	50,835
Series 2017-FL10 C
3.734%, 6/15/32(l)§	39,000	38,642
Series 2017-FL10 D
4.384%, 6/15/32(l)§	126,000	125,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM
5.372%, 5/15/47	$24,487	$24,479
Series 2007-CB18 AM
5.466%, 6/12/47(l)	235	235
Series 2012-CBX A4FL
3.784%, 6/15/45(l)§	100,000	101,783
Series 2014-C20 A5
3.805%, 7/15/47	30,000	31,213
Series 2015-UES C
3.621%, 9/5/32(l)§	100,000	100,292
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	11,280
Series 2017-MAUI A
3.323%, 7/15/34(l)§	20,000	19,925
Series 2017-MAUI C
3.743%, 7/15/34(l)§	55,000	54,931
Series 2017-MAUI D
4.443%, 7/15/34(l)§	151,000	151,095
Series 2017-MAUI E
5.443%, 7/15/34(l)§	45,000	45,056
Series 2017-MAUI F
6.243%, 7/15/34 (b)(l)§	64,000	64,104
Series 2018-LAQ A
3.484%, 6/15/32(l)§	620,348	617,631
Series 2018-WPT EFX
5.542%, 7/5/33§	120,000	125,793
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	50,000	51,964
Series 2014-C22 A4
3.801%, 9/15/47	10,000	10,391
Series 2014-C25 XA
0.938%, 11/15/47 IO(l)	3,836,563	134,894
Series 2015-C27 D
3.843%, 2/15/48(l)§	300,000	278,602
Series 2015-C32 XA
1.396%, 11/15/48 IO(l)	2,307,568	103,148
Series 2015-C33 C
4.617%, 12/15/48(l)	221,000	227,674
Series 2015-C33 D1
4.117%, 12/15/48(l)§	200,000	192,072
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 A5
3.490%, 7/15/50	20,000	20,399
Series 2017-JP7 B
4.050%, 9/15/50	10,000	10,249
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.687%, 6/15/49 IO(l)	1,788,516	133,971
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	85,502
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	301,610
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
1.111%, 3/10/50 IO(l)§	3,114,126	136,551
Monarch Beach Resort Trust,
Series 2018-MBR A
3.404%, 7/15/35(l)§	206,000	204,710
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16 A5
3.892%, 6/15/47	70,000	73,133
Series 2015-C20 ASB
3.069%, 2/15/48	1,000,000	1,004,491
Series 2015-C20 B
4.160%, 2/15/48	150,000	154,216
Series 2015-C20 C
4.462%, 2/15/48(l)	150,000	152,960
Series 2015-C20 XA
1.336%, 2/15/48 IO(l)	2,824,030	154,142
Series 2015-C22 XA
1.102%, 4/15/48 IO(l)	94,825	4,433
Series 2015-C23 A4
3.719%, 7/15/50	15,000	15,535
Series 2015-C23 D
4.131%, 7/15/50(l)§	42,000	39,634
Series 2015-C25 C
4.527%, 10/15/48(l)	70,000	72,408
Series 2015-C27 ASB
3.557%, 12/15/47	500,000	511,782
Series 2016-C31 ASB
2.952%, 11/15/49	1,000,000	1,002,900
Series 2016-C31 C
4.317%, 11/15/49(l)	215,000	215,516
Series 2016-C31 XA
1.433%, 11/15/49 IO(l)	972,812	75,702
Series 2016-C32 A4
3.720%, 12/15/49	166,000	172,183
Series 2017-C33 C
4.558%, 5/15/50(l)	40,000	40,544
Morgan Stanley Capital I Trust,
Series 2006-T21 AJ
5.266%, 10/12/52(l)	2,097	2,111
Series 2007-T27 AJ
5.946%, 6/11/42(l)	21,379	22,707
Series 2014-CPT B
3.445%, 7/13/29(l)§	500,000	503,391
Series 2014-CPT E
3.445%, 7/13/29(l)§	100,000	99,768
Series 2017-H1 A5
3.530%, 6/15/50	120,000	122,737
Series 2017-H1 C
4.281%, 6/15/50(l)	100,000	99,210
Series 2017-H1 D
2.546%, 6/15/50§	210,000	176,761
Series 2017-H1 XD
2.201%, 6/15/50 IO(l)§	300,000	44,231
Series 2017-JWDR D
4.434%, 11/15/34(l)§	90,000	90,170
Series 2018-H3 A5
4.177%, 7/15/51	10,000	10,702
Series 2018-H3 C
4.851%, 7/15/51(l)	40,000	41,865
Series 2018-H3 D
3.000%, 7/15/51§	30,000	25,152
Series 2018-H4 XA
0.868%, 12/15/51 IO(l)	189,785	12,554
Series 2018-SUN A
3.384%, 7/15/35(l)§	223,000	220,773
Series 2019-AGLN D
4.250%, 3/15/34(l)§	120,000	120,110
Series 2019-L2 XA
1.199%, 3/15/52 IO(l)	2,924,000	243,004
Morgan Stanley Capital I, Inc.,
Series 2017-HR2 D
2.730%, 12/15/50	210,000	176,103

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A
3.434%, 6/15/35(l)§	$228,000	$225,801
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.379%, 5/10/39 IO(l)§	1,000,000	28,795
One Market Plaza Trust,
Series 2017-1MKT XCP
0.090%, 2/10/32 IO(l)§	1,000,000	4,134
Series 2017-1MKT XNCP
0.000%, 2/10/32 IO(l)§	200,000	—
Rosslyn Portfolio Trust,
Series 2017-ROSS A
3.434%, 6/15/33(l)§	108,000	108,002
Series 2017-ROSS B
3.734%, 6/15/33(l)§	108,000	107,597
UBS Commercial Mortgage Trust,
Series 2018-C8 C
4.704%, 2/15/51(l)	226,000	233,229
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(l)§	1,100,000	1,105,616
VNDO Mortgage Trust,
Series 2013-PENN D
3.947%, 12/13/29(l)§	100,000	100,321
Waldorf Astoria Boca Raton Trust,
Series 2016-BOCA A
3.834%, 6/15/29(l)§	100,000	100,000
Series 2016-BOCA B
4.534%, 6/15/29(l)§	184,000	184,001
Series 2016-BOCA C
4.984%, 6/15/29(l)§	155,000	155,050
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18 A5
3.405%, 12/15/47	10,000	10,195
Series 2015-C27 C
3.894%, 2/15/48	300,000	290,102
Series 2015-C27 XA
0.902%, 2/15/48 IO(l)	3,736,150	158,681
Series 2015-C28 A4
3.540%, 5/15/48	10,000	10,266
Series 2015-C31 A4
3.695%, 11/15/48	20,000	20,716
Series 2015-NXS1 XA
1.151%, 5/15/48 IO(l)	2,644,349	118,885
Series 2015-NXS2 A5
3.767%, 7/15/58(l)	170,000	176,742
Series 2015-NXS2 XA
0.744%, 7/15/58 IO(l)	4,539,724	139,115
Series 2015-NXS4 A4
3.718%, 12/15/48	10,000	10,373
Series 2015-P2 A4
3.809%, 12/15/48	30,000	31,293
Series 2016-BNK1 XD
1.264%, 8/15/49 IO(l)§	1,000,000	74,336
Series 2016-C33 C
3.896%, 3/15/59	129,000	126,481
Series 2016-C33 XA
1.770%, 3/15/59 IO(l)	1,295,911	110,051
Series 2016-C34 C
5.029%, 6/15/49(l)	202,000	212,278
Series 2017-C38 A5
3.453%, 7/15/50	30,000	30,521
Series 2017-C38 XA
1.074%, 7/15/50 IO(l)	2,621,941	172,796
Series 2017-C39 C
4.118%, 9/15/50	10,000	9,911
Series 2017-C39 D
4.355%, 9/15/50(l)§	10,000	9,598
Series 2017-C39 XA
1.138%, 9/15/50 IO(l)	2,500,037	176,551
Series 2017-HSDB A
3.349%, 12/13/31(l)§	100,000	99,207
Series 2018-C44 D
3.000%, 5/15/51§	20,000	16,566
Series 2018-C45 C
4.727%, 6/15/51	10,000	10,409
Series 2019-C49 A5
4.023%, 3/15/52	30,000	31,772
WFRBS Commercial Mortgage Trust,
Series 2011-C3 A3FL
3.434%, 3/15/44(l)§	2,931	2,942
Series 2014-C21 A5
3.678%, 8/15/47	50,000	51,702

Total Commercial Mortgage-Backed Securities		34,286,229

Corporate Bonds (31.7%)
Communication Services (2.4%)
Diversified Telecommunication Services (0.8%)
Altice France SA
7.375%, 5/1/26§	300,000	294,750
AT&T, Inc.
3.200%, 3/1/22	35,000	35,275
3.950%, 1/15/25	50,000	51,017
3.400%, 5/15/25	180,000	178,639
4.125%, 2/17/26	20,000	20,412
4.250%, 3/1/27	150,000	154,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.100%, 2/15/28	$220,000	$221,702
4.350%, 3/1/29	500,000	509,508
4.300%, 2/15/30	585,000	591,486
6.000%, 8/15/40	139,000	155,764
4.350%, 6/15/45	180,000	165,996
5.150%, 2/15/50	110,000	112,400
Deutsche Telekom International Finance BV
2.225%, 1/17/20§	600,000	596,652
1.950%, 9/19/21§	450,000	439,740
3.600%, 1/19/27§	150,000	147,723
Telefonica Emisiones SA
5.134%, 4/27/20	33,000	33,778
5.462%, 2/16/21	45,000	47,037
4.665%, 3/6/38	155,000	146,352
TELUS Corp.
4.600%, 11/16/48	10,000	10,467
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 3.213%, 5/22/20(k)	550,000	552,147
4.125%, 3/16/27	735,000	768,653
4.329%, 9/21/28	522,000	551,213
4.500%, 8/10/33	265,000	280,693
4.272%, 1/15/36	140,000	141,671
4.125%, 8/15/46	60,000	57,919

		6,265,188

Entertainment (0.2%)
Activision Blizzard, Inc.
3.400%, 6/15/27	10,000	9,644
Historic TW, Inc.
6.625%, 5/15/29	20,000	24,212
NBCUniversal Media LLC
5.150%, 4/30/20	54,000	55,363
4.375%, 4/1/21	54,000	55,788
5.950%, 4/1/41	70,000	85,431
4.450%, 1/15/43	86,000	88,439
TWDC Enterprises 18 Corp.
1.800%, 6/5/20	150,000	148,679
2.750%, 8/16/21	27,000	27,130
2.350%, 12/1/22	45,000	44,516
3.150%, 9/17/25	75,000	76,439
Viacom, Inc.
4.500%, 3/1/21	79,000	80,961
4.250%, 9/1/23	62,000	64,391
6.875%, 4/30/36	30,000	35,306
Walt Disney Co. (The)
4.500%, 2/15/21§	41,000	42,452
3.000%, 9/15/22§	36,000	36,382
Warner Media LLC
2.100%, 6/1/19	253,000	252,670
3.600%, 7/15/25	153,000	152,417
3.800%, 2/15/27	180,000	178,434
7.625%, 4/15/31	10,000	13,097
4.650%, 6/1/44	15,000	14,505
4.850%, 7/15/45	91,000	91,228

		1,577,484

Interactive Media & Services (0.0%)
Alphabet, Inc.
3.625%, 5/19/21	36,000	36,901
Baidu, Inc.
2.875%, 7/6/22	200,000	197,303

		234,204

Media (1.0%)
Altice Financing SA
6.625%, 2/15/23§	800,000	818,000
Altice Finco SA
7.625%, 2/15/25(x)§	200,000	180,500
Altice Luxembourg SA
7.625%, 2/15/25(x)§	300,000	263,250
CBS Corp.
2.900%, 6/1/23	50,000	49,370
3.700%, 8/15/24	62,000	62,844
Charter Communications Operating LLC
3.579%, 7/23/20	635,000	639,509
4.464%, 7/23/22	152,000	156,879
4.500%, 2/1/24	205,000	212,729
4.908%, 7/23/25	1,241,000	1,309,751
6.384%, 10/23/35	202,000	224,967
5.375%, 4/1/38	35,000	35,098
6.484%, 10/23/45	125,000	140,200
Comcast Corp.
3.300%, 10/1/20	200,000	201,778
3.450%, 10/1/21	40,000	40,756
3.125%, 7/15/22	45,000	45,590
2.750%, 3/1/23	100,000	99,847
3.700%, 4/15/24	55,000	56,825
3.150%, 3/1/26	325,000	323,350
2.350%, 1/15/27	15,000	13,982
4.150%, 10/15/28	120,000	126,169
4.250%, 10/15/30	75,000	79,464
4.400%, 8/15/35	70,000	72,240
3.200%, 7/15/36	137,000	123,750
3.400%, 7/15/46	123,000	108,832
4.950%, 10/15/58	65,000	71,165
Cox Communications, Inc.
3.250%, 12/15/22§	60,000	60,311
3.150%, 8/15/24§	269,000	266,623
3.350%, 9/15/26§	16,000	15,495
Discovery Communications LLC
4.375%, 6/15/21	70,000	71,930
2.950%, 3/20/23	75,000	74,312
3.800%, 3/13/24	128,000	129,306
3.900%, 11/15/24§	50,000	50,500
5.200%, 9/20/47	30,000	29,079
DISH DBS Corp.
7.875%, 9/1/19	500,000	507,500
Fox Corp.
4.030%, 1/25/24§	30,000	31,102
4.709%, 1/25/29§	145,000	155,003
Interpublic Group of Cos., Inc. (The)
3.500%, 10/1/20	25,000	25,218
3.750%, 10/1/21	15,000	15,239
4.650%, 10/1/28	15,000	15,544
Omnicom Group, Inc.
4.450%, 8/15/20	36,000	36,762
Time Warner Cable LLC
5.000%, 2/1/20	1,078,000	1,095,787
4.125%, 2/15/21	160,000	162,368
4.000%, 9/1/21	67,000	67,884
5.500%, 9/1/41	61,000	59,609
4.500%, 9/15/42	7,000	6,121
WPP Finance 2010
3.625%, 9/7/22	27,000	27,051

		8,359,589

Wireless Telecommunication Services (0.4%)
Rogers Communications, Inc.
4.100%, 10/1/23	50,000	52,370
5.000%, 3/15/44	19,000	21,026
Sprint Communications, Inc.
7.000%, 8/15/20	500,000	516,875
Sprint Spectrum Co. LLC
3.360%, 9/20/21§	686,250	684,397
4.738%, 3/20/25§	775,000	783,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Vodafone Group plc
2.500%, 9/26/22	$45,000	$44,106
2.950%, 2/19/23	45,000	44,508
3.750%, 1/16/24	751,000	757,799
4.125%, 5/30/25	75,000	76,235
6.150%, 2/27/37	130,000	142,846
5.250%, 5/30/48	90,000	89,559

		3,213,478

Total Communication Services		19,649,943

Consumer Discretionary (1.2%)
Auto Components (0.1%)
Aptiv Corp.
4.150%, 3/15/24	40,000	41,112
Aptiv plc
4.250%, 1/15/26	17,000	17,520
Lear Corp.
5.250%, 1/15/25	25,000	26,000
ZF North America Capital, Inc.
4.750%, 4/29/25§	325,000	315,402

		400,034

Automobiles (0.7%)
BMW US Capital LLC
2.800%, 4/11/26§	45,000	43,140
Daimler Finance North America LLC
2.250%, 3/2/20§	250,000	248,506
3.100%, 5/4/20§	150,000	150,254
2.200%, 5/5/20§	320,000	317,471
2.300%, 2/12/21§	185,000	182,515
3.350%, 5/4/21§	475,000	477,753
3.400%, 2/22/22(b)§	600,000	604,839
General Motors Co.
5.000%, 4/1/35	10,000	9,097
6.600%, 4/1/36	20,000	20,791
6.750%, 4/1/46	35,000	35,977
5.400%, 4/1/48	10,000	9,105
Hyundai Capital America
2.550%, 4/3/20§	441,000	437,933
3.950%, 2/1/22§	100,000	101,454
Volkswagen Group of America Finance LLC
2.450%, 11/20/19§	500,000	498,226
(ICE LIBOR USD 3 Month + 0.77%), 3.458%, 11/13/20(k)§	500,000	501,679
3.875%, 11/13/20§	500,000	506,098
(ICE LIBOR USD 3 Month + 0.94%), 3.638%, 11/12/21(k)§	500,000	501,611
4.000%, 11/12/21§	805,000	820,184

		5,466,633

Diversified Consumer Services (0.0%)
Massachusetts Institute of Technology
3.959%, 7/1/38	112,000	121,468

Hotels, Restaurants & Leisure (0.1%)
Marriott International, Inc.
3.250%, 9/15/22	45,000	45,205
Series X
4.000%, 4/15/28	25,000	25,216
McDonald’s Corp.
3.500%, 7/15/20	29,000	29,323
2.750%, 12/9/20	20,000	20,035
3.350%, 4/1/23	15,000	15,296
3.700%, 1/30/26	140,000	144,537
4.700%, 12/9/35	80,000	85,805
3.700%, 2/15/42	20,000	18,376
4.875%, 12/9/45	104,000	111,556
4.450%, 3/1/47	40,000	40,455
Sands China Ltd.
5.400%, 8/8/28	200,000	208,639
Starbucks Corp.
2.200%, 11/22/20	25,000	24,825
2.450%, 6/15/26	50,000	47,348

		816,616

Household Durables (0.1%)
DR Horton, Inc.
4.375%, 9/15/22	400,000	409,550
Leggett & Platt, Inc.
3.500%, 11/15/27	25,000	23,912
Lennar Corp.
4.125%, 1/15/22	180,000	179,550
NVR, Inc.
3.950%, 9/15/22	27,000	27,788
Toll Brothers Finance Corp.
5.875%, 2/15/22	170,000	178,840
Tupperware Brands Corp.
4.750%, 6/1/21	36,000	37,044
Whirlpool Corp.
4.000%, 3/1/24	30,000	30,665

		887,349

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	200,000	196,237
Amazon.com, Inc.
2.400%, 2/22/23	100,000	99,075
3.800%, 12/5/24	50,000	52,908
5.200%, 12/3/25	100,000	114,048
3.150%, 8/22/27	50,000	50,234
Booking Holdings, Inc.
2.750%, 3/15/23	50,000	49,657
eBay, Inc.
3.250%, 10/15/20	36,000	36,175
2.600%, 7/15/22	45,000	44,365
Expedia Group, Inc.
5.950%, 8/15/20	54,000	55,966
QVC, Inc.
4.375%, 3/15/23	36,000	36,443

		735,108

Leisure Products (0.0%)
Hasbro, Inc.
3.500%, 9/15/27	15,000	14,426

Multiline Retail (0.0%)
Dollar General Corp.
4.150%, 11/1/25	75,000	78,421
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	101,164
Macy’s Retail Holdings, Inc.
4.375%, 9/1/23	50,000	50,318
Nordstrom, Inc.
4.750%, 5/1/20	36,000	36,720
Target Corp.
2.900%, 1/15/22	27,000	27,320
3.375%, 4/15/29	100,000	101,281

		395,224

Specialty Retail (0.1%)
AutoNation, Inc.
3.500%, 11/15/24	25,000	23,946
AutoZone, Inc.
4.000%, 11/15/20	45,000	45,619
Home Depot, Inc. (The)
4.400%, 4/1/21	45,000	46,639
2.625%, 6/1/22	100,000	100,435
2.125%, 9/15/26	65,000	61,424
3.900%, 12/6/28	55,000	58,112
3.500%, 9/15/56	30,000	27,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Lowe’s Cos., Inc.
4.625%, 4/15/20	$54,000	$54,593
2.500%, 4/15/26	100,000	93,997
4.375%, 9/15/45	90,000	87,068
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	52,350

		651,671

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	102,415
NIKE, Inc.
2.250%, 5/1/23	36,000	35,560

		137,975

Total Consumer Discretionary		9,626,504

Consumer Staples (1.8%)
Beverages (0.7%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36§	455,000	454,510
4.900%, 2/1/46§	80,000	80,128
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23	300,000	303,230
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25	250,000	259,972
4.750%, 1/23/29	515,000	548,248
4.750%, 4/15/58	70,000	66,106
Bacardi Ltd.
4.450%, 5/15/25§	500,000	505,160
Coca-Cola Co. (The)
1.875%, 10/27/20	150,000	148,495
3.150%, 11/15/20	45,000	45,440
2.200%, 5/25/22	35,000	34,776
3.200%, 11/1/23	62,000	63,759
2.900%, 5/25/27(x)	50,000	49,489
Constellation Brands, Inc.
2.250%, 11/6/20	500,000	494,885
3.750%, 5/1/21(x)	10,000	10,153
(ICE LIBOR USD 3 Month + 0.70%), 3.384%, 11/15/21(k)	95,000	95,101
2.650%, 11/7/22	100,000	98,608
4.250%, 5/1/23	25,000	26,092
Keurig Dr Pepper, Inc.
3.551%, 5/25/21§	580,000	586,107
4.057%, 5/25/23§	264,000	271,438
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	94,568
PepsiCo, Inc.
1.700%, 10/6/21	125,000	122,753
2.750%, 3/1/23	62,000	62,542
2.750%, 4/30/25	75,000	74,965
3.000%, 10/15/27	100,000	99,098
4.000%, 5/2/47(x)	65,000	67,687
Pernod Ricard SA
4.250%, 7/15/22§	600,000	621,897

		5,285,207

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
2.300%, 5/18/22	50,000	49,713
Kroger Co. (The)
1.500%, 9/30/19	200,000	198,840
2.800%, 8/1/22	25,000	24,900
2.650%, 10/15/26	155,000	142,802
4.500%, 1/15/29	25,000	25,495
Sysco Corp.
2.600%, 10/1/20	50,000	49,826
3.250%, 7/15/27	50,000	48,885
Walgreen Co.
3.100%, 9/15/22	36,000	36,202
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	50,000	50,888
3.450%, 6/1/26	430,000	419,052
4.800%, 11/18/44	6,000	5,696
Walmart, Inc.
1.900%, 12/15/20	75,000	74,249
3.125%, 6/23/21	25,000	25,342
2.550%, 4/11/23	54,000	53,825
3.400%, 6/26/23	25,000	25,741
3.300%, 4/22/24	37,000	38,103
2.650%, 12/15/24	50,000	49,913
3.550%, 6/26/25	75,000	77,870
3.700%, 6/26/28	50,000	52,522
4.000%, 4/11/43	35,000	36,047

		1,485,911

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	47,757
Bunge Ltd. Finance Corp.
4.350%, 3/15/24	50,000	50,569
Campbell Soup Co.
3.300%, 3/15/21	600,000	603,034
3.650%, 3/15/23	50,000	50,621
4.150%, 3/15/28	25,000	24,769
Conagra Brands, Inc.
3.800%, 10/22/21	7,000	7,141
3.200%, 1/25/23	29,000	28,999
4.850%, 11/1/28(x)	25,000	26,260
Danone SA
2.589%, 11/2/23§	600,000	586,962
General Mills, Inc.
3.200%, 4/16/21	65,000	65,549
2.600%, 10/12/22	25,000	24,635
3.700%, 10/17/23	20,000	20,463
4.000%, 4/17/25	48,000	49,513
4.200%, 4/17/28(x)	15,000	15,564
Hershey Co. (The)
3.375%, 5/15/23	25,000	25,900
JM Smucker Co. (The)
3.500%, 10/15/21	36,000	36,601
Kellogg Co.
4.000%, 12/15/20	29,000	29,583
2.650%, 12/1/23	50,000	48,875
Kraft Heinz Foods Co.
3.500%, 6/6/22(x)	91,000	92,056
4.000%, 6/15/23(x)	600,000	615,745
3.950%, 7/15/25	100,000	100,561
Mondelez International, Inc.
3.625%, 2/13/26	100,000	101,223
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	95,292
3.900%, 9/28/23	30,000	30,876
3.950%, 8/15/24	60,000	61,698
3.550%, 6/2/27	70,000	68,491
5.100%, 9/28/48	30,000	30,549
Unilever Capital Corp.
3.000%, 3/7/22	100,000	100,922
2.900%, 5/5/27	100,000	98,535

		3,138,743

Household Products (0.0%)
Clorox Co. (The)
3.500%, 12/15/24	25,000	25,900
Colgate-Palmolive Co.
3.250%, 3/15/24(x)	62,000	63,794

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Kimberly-Clark Corp.
3.950%, 11/1/28	$10,000	$10,647
Procter & Gamble Co. (The)
1.700%, 11/3/21	125,000	122,670

		223,011

Tobacco (0.5%)
Altria Group, Inc.
4.750%, 5/5/21	45,000	46,753
3.490%, 2/14/22	35,000	35,534
2.850%, 8/9/22	65,000	64,698
4.000%, 1/31/24	120,000	123,070
3.800%, 2/14/24	205,000	208,347
4.400%, 2/14/26	15,000	15,452
4.800%, 2/14/29	105,000	108,322
5.800%, 2/14/39	25,000	26,337
5.375%, 1/31/44	110,000	109,486
5.950%, 2/14/49	30,000	32,207
6.200%, 2/14/59	25,000	26,860
BAT Capital Corp.
2.764%, 8/15/22	350,000	343,388
3.222%, 8/15/24	50,000	48,793
3.557%, 8/15/27	600,000	567,099
BAT International Finance plc
3.250%, 6/7/22§	400,000	398,875
3.500%, 6/15/22§	400,000	401,916
3.950%, 6/15/25§	40,000	39,946
Imperial Brands Finance plc
2.950%, 7/21/20§	400,000	398,710
Philip Morris International, Inc.
2.625%, 2/18/22	15,000	14,965
2.625%, 3/6/23	36,000	35,708
3.250%, 11/10/24	150,000	151,151
Reynolds American, Inc.
6.875%, 5/1/20	545,000	566,794
4.450%, 6/12/25	440,000	451,675
5.850%, 8/15/45	54,000	55,149

		4,271,235

Total Consumer Staples		14,404,107

Energy (2.5%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	100,000	97,236
Halliburton Co.
3.500%, 8/1/23	50,000	51,039
3.800%, 11/15/25	475,000	484,921
5.000%, 11/15/45	6,000	6,355
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21§	76,666	73,504
6.350%, 12/1/26 PIK§	177,574	108,101
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§	124,299	118,237
6.720%, 12/1/26 PIK§	484,812	121,391
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 4/29/19(y)§	163,662	1,424
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	50,000	47,330
Schlumberger Holdings Corp.
3.000%, 12/21/20§	133,000	133,515

		1,243,053

Oil, Gas & Consumable Fuels (2.3%)
Anadarko Petroleum Corp.
5.550%, 3/15/26	50,000	54,430
6.200%, 3/15/40	55,000	61,506
Andeavor Logistics LP
3.500%, 12/1/22	25,000	25,308
Antero Resources Corp.
5.125%, 12/1/22	170,000	170,901
5.625%, 6/1/23	180,000	182,025
Apache Corp.
3.250%, 4/15/22	21,000	21,040
2.625%, 1/15/23	63,000	61,252
BP Capital Markets America, Inc.
4.500%, 10/1/20	91,000	93,444
3.245%, 5/6/22	54,000	54,863
3.790%, 2/6/24	30,000	31,019
3.796%, 9/21/25	110,000	114,013
3.119%, 5/4/26	75,000	74,546
3.588%, 4/14/27	100,000	101,628
BP Capital Markets plc
2.500%, 11/6/22	27,000	26,742
3.814%, 2/10/24	100,000	103,979
3.279%, 9/19/27	50,000	49,817
Buckeye Partners LP
4.875%, 2/1/21	36,000	36,896
Canadian Natural Resources Ltd.
2.950%, 1/15/23	50,000	49,562
Cenovus Energy, Inc.
3.000%, 8/15/22	15,000	14,716
Chevron Corp.
2.100%, 5/16/21	50,000	49,610
2.355%, 12/5/22	27,000	26,810
3.191%, 6/24/23	75,000	76,835
2.895%, 3/3/24	150,000	151,557
2.954%, 5/16/26	50,000	50,104
Cimarex Energy Co.
4.375%, 6/1/24	130,000	134,986
3.900%, 5/15/27	90,000	89,470
4.375%, 3/15/29	120,000	123,510
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	126,611
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	201,955
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	100,000	100,386
Concho Resources, Inc.
4.375%, 1/15/25	220,000	227,029
3.750%, 10/1/27	280,000	277,486
Continental Resources, Inc.
5.000%, 9/15/22	28,000	28,190
4.500%, 4/15/23	417,000	430,636
3.800%, 6/1/24	50,000	50,251
4.375%, 1/15/28	20,000	20,506
Devon Energy Corp.
4.000%, 7/15/21	36,000	36,648
5.850%, 12/15/25	85,000	96,677
Diamondback Energy, Inc.
4.750%, 11/1/24§	26,000	26,552
Ecopetrol SA
5.875%, 9/18/23(x)	75,000	81,919
Enbridge, Inc.
2.900%, 7/15/22	355,000	353,778
3.700%, 7/15/27	280,000	279,938
4.500%, 6/10/44	90,000	90,161
Encana Corp.
3.900%, 11/15/21	50,000	50,967
Energy Transfer Operating LP
5.200%, 2/1/22	54,000	56,743
4.050%, 3/15/25	100,000	101,474
Energy Transfer Partners LP
5.875%, 3/1/22	165,000	176,646
Enterprise Products Operating LLC
2.550%, 10/15/19	300,000	299,500
2.850%, 4/15/21	30,000	29,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.350%, 3/15/23	$64,000	$64,852
3.700%, 2/15/26	100,000	102,683
4.450%, 2/15/43	277,000	279,331
5.100%, 2/15/45	23,000	25,180
EOG Resources, Inc.
4.100%, 2/1/21	45,000	46,061
4.150%, 1/15/26	58,000	61,714
EQM Midstream Partners LP
4.750%, 7/15/23	25,000	25,492
EQT Corp.
3.900%, 10/1/27	50,000	46,786
Equinor ASA
2.900%, 11/8/20	60,000	60,303
3.625%, 9/10/28	100,000	104,268
Exxon Mobil Corp.
2.222%, 3/1/21	20,000	19,905
2.397%, 3/6/22	100,000	99,959
3.043%, 3/1/26	50,000	50,754
Florida Gas Transmission Co. LLC
5.450%, 7/15/20§	500,000	514,989
Hess Corp.
5.800%, 4/1/47	35,000	36,397
Husky Energy, Inc.
4.000%, 4/15/24	100,000	102,128
Kerr-McGee Corp.
6.950%, 7/1/24	300,000	343,170
Kinder Morgan Energy Partners LP
5.000%, 10/1/21	45,000	47,130
3.950%, 9/1/22	45,000	46,209
4.250%, 9/1/24	75,000	78,160
Kinder Morgan, Inc.
3.050%, 12/1/19	100,000	100,021
3.150%, 1/15/23	460,000	461,017
4.300%, 6/1/25	440,000	460,336
4.300%, 3/1/28	415,000	428,599
5.550%, 6/1/45	165,000	179,454
5.050%, 2/15/46	180,000	184,279
Marathon Oil Corp.
2.700%, 6/1/20	130,000	129,436
2.800%, 11/1/22	206,000	203,610
Marathon Petroleum Corp.
5.125%, 3/1/21	187,000	194,635
4.750%, 12/15/23§	240,000	252,950
5.125%, 12/15/26§	100,000	107,836
3.800%, 4/1/28§	15,000	14,904
5.850%, 12/15/45	25,000	26,717
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§	600,000	607,853
MPLX LP
4.000%, 2/15/25	100,000	101,701
NGPL PipeCo LLC
4.375%, 8/15/22§	43,000	43,591
Noble Energy, Inc.
4.150%, 12/15/21	45,000	46,078
Northwest Pipeline LLC
4.000%, 4/1/27	330,000	331,009
Occidental Petroleum Corp.
3.400%, 4/15/26	100,000	102,165
Series 1
4.100%, 2/1/21	54,000	55,218
ONEOK Partners LP
3.375%, 10/1/22	36,000	36,286
ONEOK, Inc.
4.350%, 3/15/29	50,000	50,827
Petrobras Global Finance BV
6.125%, 1/17/22(x)	204,000	215,730
Petroleos Mexicanos
3.500%, 7/23/20	75,000	74,888
6.375%, 2/4/21	69,000	71,208
3.500%, 1/30/23	41,000	39,159
6.875%, 8/4/26	93,000	96,934
6.500%, 3/13/27	638,000	641,509
5.350%, 2/12/28	95,000	88,160
5.625%, 1/23/46	53,000	43,672
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 3.246%, 2/26/21(k)	600,000	599,753
4.300%, 4/1/22	73,000	76,049
Phillips 66 Partners LP
3.550%, 10/1/26	25,000	24,508
Pioneer Natural Resources Co.
3.950%, 7/15/22	46,000	47,302
Plains All American Pipeline LP
5.000%, 2/1/21	36,000	37,050
4.500%, 12/15/26	50,000	51,301
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§	253,944	274,260
Rockies Express Pipeline LLC
5.625%, 4/15/20§	200,000	204,000
Sabine Pass Liquefaction LLC
5.625%, 2/1/21(e)	75,000	77,895
5.750%, 5/15/24	435,000	478,897
5.625%, 3/1/25	270,000	296,400
5.875%, 6/30/26	640,000	711,593
Spectra Energy Partners LP
4.750%, 3/15/24	50,000	53,041
Suncor Energy, Inc.
3.600%, 12/1/24	50,000	51,107
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21(x)	100,000	102,502
Total Capital International SA
2.875%, 2/17/22	45,000	45,387
3.750%, 4/10/24	75,000	77,977
3.455%, 2/19/29	100,000	102,248
Total Capital SA
4.125%, 1/28/21	36,000	37,023
TransCanada PipeLines Ltd.
2.500%, 8/1/22	32,000	31,670
4.250%, 5/15/28	205,000	214,504
5.850%, 3/15/36	26,000	29,438
6.100%, 6/1/40	94,000	110,554
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	202,000	252,318
4.000%, 3/15/28	185,000	187,030
4.600%, 3/15/48	145,000	147,767
Valero Energy Corp.
3.650%, 3/15/25	107,000	108,516
3.400%, 9/15/26	68,000	66,442
4.000%, 4/1/29	65,000	65,631
Western Midstream Operating LP
4.650%, 7/1/26	25,000	25,363
4.750%, 8/15/28	15,000	15,119
Williams Cos., Inc. (The)
4.125%, 11/15/20	70,000	71,147
7.875%, 9/1/21	61,000	67,509
3.700%, 1/15/23	60,000	61,081
4.500%, 11/15/23	50,000	52,452
4.300%, 3/4/24	50,000	51,974
4.550%, 6/24/24	715,000	754,677
3.900%, 1/15/25	102,000	104,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
5.750%, 6/24/44		$10,000	$10,912

			18,496,553

Total Energy			19,739,606

Financials (12.8%)
Banks (7.8%)
ABN AMRO Bank NV
2.650%, 1/19/21§		235,000	234,171
Australia & New Zealand Banking Group Ltd.
3.300%, 5/17/21		250,000	251,877
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)(r)	EUR	900,000	282,681
Banco Santander SA
3.125%, 2/23/23		$200,000	197,337
Bank of America Corp.
2.625%, 4/19/21		50,000	49,815
5.000%, 5/13/21		2,000	2,089
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21(k)		760,000	752,949
(ICE LIBOR USD 3 Month + 0.65%), 3.447%, 10/1/21(k)		600,000	602,902
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22(k)		100,000	99,641
3.300%, 1/11/23		265,000	268,188
(ICE LIBOR USD 3 Month + 1.02%), 2.881%, 4/24/23(k)		300,000	299,387
(ICE LIBOR USD 3 Month + 1.00%), 3.779%, 4/24/23(k)		400,000	404,514
4.100%, 7/24/23		500,000	522,184
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)		2,148,000	2,140,034
4.125%, 1/22/24		62,000	64,835
(ICE LIBOR USD 3 Month + 0.79%), 3.389%, 3/5/24(k)		300,000	298,517
4.000%, 4/1/24		50,000	52,013
4.200%, 8/26/24		196,000	202,503
4.000%, 1/22/25		75,000	76,330
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)		380,000	383,768
3.875%, 8/1/25		232,000	240,161
4.450%, 3/3/26		326,000	337,569
3.500%, 4/19/26		125,000	125,796
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)		30,000	30,431
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)		220,000	220,371
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)		497,000	486,578
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)		90,000	91,554
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)		50,000	51,928
Series L
3.950%, 4/21/25		100,000	101,251
4.183%, 11/25/27		90,000	91,396
Bank of Montreal
2.900%, 3/26/22		50,000	50,057
2.350%, 9/11/22		100,000	98,645
2.550%, 11/6/22		27,000	26,815
Series E
3.300%, 2/5/24		50,000	50,367
Bank of Nova Scotia (The)
(ICE LIBOR USD 3 Month + 2.65%), 4.650%, 10/12/22(k)(y)		25,000	22,969
3.400%, 2/11/24(x)		100,000	101,205
4.500%, 12/16/25		100,000	103,896
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 3.721%, 7/20/23(k)§		600,000	601,048
Barclays Bank plc
6.750%, 5/22/19		500,000	502,734
5.140%, 10/14/20		182,000	187,136
7.625%, 11/21/22		900,000	978,750
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 4.807%, 8/10/21(k)		900,000	917,738
3.684%, 1/10/23		200,000	199,592
(ICE LIBOR USD 3 Month + 1.63%), 4.408%, 1/10/23(k)		600,000	599,927
3.250%, 2/12/27(m)	GBP	500,000	658,229
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)		$200,000	206,758
BB&T Corp.
2.750%, 4/1/22		200,000	199,735
3.750%, 12/6/23		25,000	25,813
2.850%, 10/26/24		25,000	24,765
BNP Paribas SA
5.000%, 1/15/21		91,000	94,625
2.950%, 5/23/22§		310,000	308,219
3.250%, 3/3/23		45,000	45,455
Canadian Imperial Bank of Commerce
3.100%, 4/2/24		100,000	99,720
Capital One NA
2.950%, 7/23/21		250,000	250,835
Citibank NA
3.050%, 5/1/20		700,000	702,453
(ICE LIBOR USD 3 Month + 0.32%), 3.056%, 5/1/20(k)		700,000	701,107
2.850%, 2/12/21		300,000	300,594
3.400%, 7/23/21		530,000	536,970
3.650%, 1/23/24		500,000	517,280
Citigroup, Inc.
2.550%, 4/8/19		402,000	401,971
2.500%, 7/29/19		371,000	370,444
2.650%, 10/26/20		125,000	124,806
2.900%, 12/8/21		360,000	359,932
2.750%, 4/25/22		750,000	746,222
(ICE LIBOR USD 3 Month + 0.96%), 3.731%, 4/25/22(k)		700,000	706,089
2.700%, 10/27/22		50,000	49,554
3.375%, 3/1/23		50,000	50,698
(ICE LIBOR USD 3 Month + 0.95%), 2.876%, 7/24/23(k)		105,000	104,488
3.875%, 10/25/23		75,000	77,589
3.750%, 6/16/24		75,000	77,057
4.000%, 8/5/24		50,000	51,310
4.400%, 6/10/25		212,000	218,913
3.400%, 5/1/26		100,000	99,326
3.200%, 10/21/26		140,000	136,597
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)		65,000	65,910
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)		125,000	124,620
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)		250,000	256,373
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)		150,000	152,502
Citizens Bank NA
2.250%, 3/2/20		295,000	293,526
2.650%, 5/26/22		300,000	297,016
Citizens Financial Group, Inc.
2.375%, 7/28/21		30,000	29,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Comerica, Inc.
4.000%, 2/1/29		$50,000	$51,768
Cooperatieve Rabobank UA
(ICE LIBOR USD 3 Month + 0.43%), 3.195%, 4/26/21(k)		400,000	401,121
3.875%, 2/8/22		91,000	93,602
2.750%, 1/10/23		250,000	247,627
Credit Agricole SA
3.750%, 4/24/23§		500,000	504,221
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20		250,000	249,486
3.800%, 9/15/22		500,000	507,803
3.750%, 3/26/25		1,000,000	1,006,726
4.550%, 4/17/26		250,000	260,111
Danske Bank A/S
5.000%, 1/12/22§		200,000	204,791
5.375%, 1/12/24§		700,000	727,190
Discover Bank
4.200%, 8/8/23		500,000	520,031
Fifth Third Bancorp
2.875%, 7/27/20		100,000	100,159
3.650%, 1/25/24		270,000	275,961
Fifth Third Bank
2.250%, 6/14/21		300,000	296,368
HSBC Bank USA NA
4.875%, 8/24/20		182,000	187,079
HSBC Holdings plc
2.650%, 1/5/22		200,000	198,193
4.000%, 3/30/22		91,000	93,659
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)		200,000	200,517
(EURIBOR 3 Month + 1.36%), 1.500%, 12/4/24(k)(m)	EUR	500,000	578,039
4.300%, 3/8/26		$200,000	207,578
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)		200,000	205,560
(USD ICE Swap Rate 5 Year + 3.75%), 6.000%, 5/22/27(k)(y)		210,000	206,062
Huntington Bancshares, Inc.
7.000%, 12/15/20		9,000	9,582
3.150%, 3/14/21		100,000	100,681
Huntington National Bank (The)
3.250%, 5/14/21		250,000	252,369
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22		250,000	247,399
ING Groep NV
4.100%, 10/2/23		345,000	353,677
JPMorgan Chase & Co.
2.750%, 6/23/20		550,000	550,331
4.400%, 7/22/20		82,000	83,732
2.550%, 3/1/21		95,000	94,613
4.625%, 5/10/21		340,000	352,664
(ICE LIBOR USD 3 Month + 0.61%), 3.225%, 6/18/22(k)		600,000	599,858
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22(k)		800,000	810,386
3.250%, 9/23/22		64,000	64,891
2.972%, 1/15/23		390,000	390,288
3.200%, 1/25/23		54,000	54,501
(ICE LIBOR USD 3 Month + 0.70%), 3.207%, 4/1/23(k)		80,000	80,480
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)		50,000	49,677
2.700%, 5/18/23		50,000	49,469
3.875%, 2/1/24		100,000	103,883
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)		404,000	415,002
3.875%, 9/10/24		50,000	51,363
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24(k)		435,000	450,993
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)		55,000	54,926
3.900%, 7/15/25		100,000	103,887
2.950%, 10/1/26		100,000	97,486
4.125%, 12/15/26		125,000	128,911
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)		255,000	259,712
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)		175,000	174,992
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)		220,000	233,964
(ICE LIBOR USD 3 Month + 1.36%), 3.882%, 7/24/38(k)		220,000	215,761
KeyBank NA
3.300%, 2/1/22		250,000	253,864
KeyCorp
4.150%, 10/29/25		45,000	47,358
Korea Development Bank (The)
4.625%, 11/16/21		50,000	52,256
Kreditanstalt fuer Wiederaufbau
1.875%, 6/30/20		125,000	123,955
2.750%, 9/8/20		57,000	57,169
2.750%, 10/1/20		100,000	100,316
1.875%, 12/15/20		50,000	49,470
1.500%, 6/15/21(x)		100,000	97,931
1.750%, 9/15/21		50,000	49,153
2.000%, 11/30/21		150,000	148,256
2.625%, 1/25/22		91,000	91,434
2.500%, 2/15/22		100,000	100,147
2.125%, 6/15/22		100,000	99,003
2.375%, 12/29/22		135,000	134,653
2.125%, 1/17/23(x)		118,000	116,628
2.500%, 11/20/24		125,000	125,014
2.875%, 4/3/28(x)		90,000	91,874
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	73,204
1.750%, 7/27/26		75,000	71,026
Series 37
2.500%, 11/15/27		50,000	49,799
Lloyds Bank plc
3.300%, 5/7/21		200,000	201,578
Lloyds Banking Group plc
3.900%, 3/12/24		500,000	506,615
4.500%, 11/4/24		200,000	201,979
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 3.263%, 3/7/25(k)	AUD	700,000	484,259
4.000%, 3/7/25		800,000	581,391
4.450%, 5/8/25		$500,000	516,304
3.750%, 1/11/27		200,000	196,743
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		250,000	249,354
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	200,025
3.535%, 7/26/21		65,000	65,857
2.998%, 2/22/22		72,000	72,143
2.665%, 7/25/22		50,000	49,521
(ICE LIBOR USD 3 Month + 0.74%), 3.355%, 3/2/23(k)		500,000	500,604
3.455%, 3/2/23		1,115,000	1,131,380
3.761%, 7/26/23		50,000	51,288
3.741%, 3/7/29		100,000	102,237
Mizuho Financial Group, Inc.
2.632%, 4/12/21§		200,000	198,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.953%, 2/28/22	$435,000	$433,649
3.549%, 3/5/23	500,000	507,958
3.663%, 2/28/27	200,000	203,754
MUFG Americas Holdings Corp.
3.500%, 6/18/22	45,000	45,748
National Australia Bank Ltd.
1.875%, 7/12/21	250,000	244,667
3.625%, 6/20/23	500,000	511,752
Nordea Bank AB
2.125%, 5/29/20§	205,000	203,512
Nordea Bank Abp
3.750%, 8/30/23§	250,000	251,566
Oesterreichische Kontrollbank AG
1.500%, 10/21/20	75,000	73,905
2.875%, 9/7/21	25,000	25,276
3.125%, 11/7/23	50,000	51,196
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 3.133%, 5/17/21(k)§	500,000	493,725
PNC Bank NA
2.625%, 2/17/22	125,000	125,144
4.050%, 7/26/28	250,000	261,956
PNC Financial Services Group, Inc. (The)
4.375%, 8/11/20	36,000	36,789
3.900%, 4/29/24	75,000	77,069
Regions Financial Corp.
3.200%, 2/8/21	50,000	50,440
Royal Bank of Canada
2.350%, 10/30/20	100,000	99,541
4.650%, 1/27/26	75,000	79,465
Royal Bank of Scotland Group plc
6.125%, 12/15/22	45,000	47,950
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23(k)	270,000	267,920
6.100%, 6/10/23	20,000	21,236
3.875%, 9/12/23	700,000	703,123
6.000%, 12/19/23	40,000	42,617
5.125%, 5/28/24	40,000	41,054
Santander Holdings USA, Inc.
3.400%, 1/18/23	50,000	49,861
4.500%, 7/17/25	50,000	51,560
Santander UK Group Holdings plc
2.875%, 10/16/20	150,000	149,723
2.875%, 8/5/21	846,000	838,683
Santander UK plc
5.000%, 11/7/23§	240,000	246,179
4.000%, 3/13/24	50,000	51,945
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 3.113%, 5/17/21(k)§	500,000	501,031
3.250%, 5/17/21§	500,000	503,590
Societe Generale SA
4.250%, 9/14/23§	500,000	510,673
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.15%), 4.247%, 1/20/23(k)§	765,000	778,182
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	100,000	100,024
2.784%, 7/12/22	100,000	99,378
2.778%, 10/18/22	25,000	24,808
3.784%, 3/9/26	100,000	102,458
3.364%, 7/12/27	100,000	99,692
3.352%, 10/18/27	100,000	99,562
Sumitomo Mitsui Trust Bank Ltd.
1.950%, 9/19/19§	600,000	598,244
SunTrust Bank
2.450%, 8/1/22	100,000	98,665
3.200%, 4/1/24	50,000	50,429
4.050%, 11/3/25	20,000	20,993
SunTrust Banks, Inc.
4.000%, 5/1/25	80,000	84,030
Svenska Handelsbanken AB
3.350%, 5/24/21	500,000	505,419
Toronto-Dominion Bank (The)
3.150%, 9/17/20	50,000	50,441
2.500%, 12/14/20	100,000	99,680
3.500%, 7/19/23	75,000	77,059
3.250%, 3/11/24	100,000	100,990
UBS Group Funding Switzerland AG
2.950%, 9/24/20§	425,000	424,805
2.650%, 2/1/22§	400,000	395,954
(ICE LIBOR USD 3 Month + 0.95%), 2.859%, 8/15/23(k)§	360,000	354,143
UniCredit SpA
6.572%, 1/14/22§	460,000	480,927
7.830%, 12/4/23(b)§	1,000,000	1,105,799
US Bancorp
2.950%, 7/15/22	89,000	89,268
3.700%, 1/30/24	75,000	77,756
Series V
2.375%, 7/22/26	150,000	143,012
US Bank NA
3.150%, 4/26/21	600,000	605,772
2.850%, 1/23/23	250,000	250,198
Wells Fargo & Co.
2.600%, 7/22/20	67,000	66,852
2.550%, 12/7/20	162,000	161,573
2.500%, 3/4/21	385,000	383,035
4.600%, 4/1/21	75,000	77,415
2.100%, 7/26/21	600,000	590,525
(ICE LIBOR USD 3 Month + 0.93%), 3.627%, 2/11/22(k)	400,000	404,390
3.500%, 3/8/22	101,000	102,834
2.625%, 7/22/22	265,000	262,797
3.750%, 1/24/24	250,000	257,186
3.000%, 2/19/25	100,000	98,743
3.550%, 9/29/25	100,000	101,849
3.000%, 4/22/26	50,000	48,828
3.000%, 10/23/26	100,000	97,534
4.300%, 7/22/27	100,000	103,792
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	75,000	75,142
3.900%, 5/1/45	99,000	97,897
Series M
3.450%, 2/13/23	54,000	54,543
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.49%), 3.325%, 7/23/21(k)	250,000	251,745
(ICE LIBOR USD 3 Month + 0.51%), 3.271%, 10/22/21(k)	400,000	401,149
3.550%, 8/14/23	600,000	615,596
Westpac Banking Corp.
2.100%, 5/13/21	50,000	49,316
2.800%, 1/11/22	100,000	100,017
2.500%, 6/28/22	50,000	49,399
3.300%, 2/26/24	100,000	100,748
2.700%, 8/19/26	75,000	71,796

		63,218,862

Capital Markets (2.2%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	51,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Ares Capital Corp.
3.625%, 1/19/22	$50,000	$50,120
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	450,000	450,024
(ICE LIBOR USD 3 Month + 0.87%), 3.553%, 8/17/20(k)	400,000	404,548
4.150%, 2/1/21	36,000	36,985
3.450%, 8/11/23	100,000	102,421
2.450%, 8/17/26(x)	75,000	71,951
Series 0012
3.650%, 2/4/24	50,000	51,670
BlackRock, Inc.
3.500%, 3/18/24	50,000	51,910
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	48,045
Charles Schwab Corp. (The)
2.650%, 1/25/23	50,000	50,009
3.850%, 5/21/25	50,000	52,494
3.200%, 3/2/27	60,000	60,207
CME Group, Inc.
3.000%, 3/15/25	75,000	75,429
3.750%, 6/15/28	10,000	10,537
Credit Suisse AG
4.375%, 8/5/20	146,000	148,984
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§	600,000	614,279
4.282%, 1/9/28§	250,000	252,073
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 1.91%), 4.607%, 5/10/19(k)(x)	300,000	300,368
2.700%, 7/13/20	900,000	890,389
(ICE LIBOR USD 3 Month + 0.97%), 3.767%, 7/13/20(k)	400,000	398,876
2.950%, 8/20/20(x)	139,000	137,718
3.150%, 1/22/21	100,000	98,516
4.250%, 2/4/21	150,000	150,340
4.250%, 10/14/21	775,000	778,529
3.300%, 11/16/22	700,000	679,179
3.950%, 2/27/23	400,000	393,672
E*TRADE Financial Corp.
4.500%, 6/20/28	25,000	25,481
Goldman Sachs Group, Inc. (The)
2.550%, 10/23/19	250,000	249,574
(ICE LIBOR USD 3 Month + 1.16%), 3.932%, 4/23/20(k)	500,000	503,500
2.750%, 9/15/20	59,000	58,934
(ICE LIBOR USD 3 Month + 1.20%), 3.811%, 9/15/20(k)	500,000	505,654
2.600%, 12/27/20	100,000	99,412
5.250%, 7/27/21	132,000	138,663
2.350%, 11/15/21	295,000	290,141
5.750%, 1/24/22	75,000	80,382
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	475,000	471,578
3.200%, 2/23/23	500,000	499,958
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23(k)	155,000	153,232
(ICE LIBOR USD 3 Month + 0.99%), 2.905%, 7/24/23(k)	200,000	197,785
4.000%, 3/3/24	92,000	94,597
3.500%, 1/23/25	100,000	99,706
3.750%, 5/22/25	100,000	100,815
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	100,000	98,726
(ICE LIBOR USD 3 Month + 1.17%), 3.854%, 5/15/26(k)	145,000	141,886
3.500%, 11/16/26	65,000	63,774
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	250,000	248,085
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	180,000	183,717
(ICE LIBOR USD 3 Month + 1.43%), 4.411%, 4/23/39(k)	80,000	80,075
Intercontinental Exchange, Inc.
2.750%, 12/1/20	100,000	100,131
4.000%, 10/15/23	70,000	73,479
3.750%, 12/1/25	150,000	155,874
3.750%, 9/21/28	90,000	93,381
Jefferies Group LLC
5.125%, 1/20/23	18,000	19,076
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)	5,000,000	50,000
Series 1
0.000%, 12/30/16(h)	10,200,000	95,625
Moody’s Corp.
3.250%, 6/7/21	25,000	25,186
2.750%, 12/15/21	69,000	68,833
Morgan Stanley
2.500%, 4/21/21	45,000	44,678
5.500%, 7/28/21	27,000	28,553
2.625%, 11/17/21	80,000	79,357
(ICE LIBOR USD 3 Month + 1.18%), 3.941%, 1/20/22(k)	600,000	605,144
2.750%, 5/19/22	235,000	233,238
3.125%, 1/23/23	200,000	200,476
3.750%, 2/25/23	54,000	55,331
4.100%, 5/22/23	27,000	27,739
3.700%, 10/23/24	100,000	101,520
4.000%, 7/23/25	80,000	82,117
3.875%, 1/27/26	65,000	66,113
3.125%, 7/27/26	625,000	608,699
6.250%, 8/9/26	100,000	115,222
3.625%, 1/20/27	190,000	190,229
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	200,000	198,103
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	430,000	431,467
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	150,000	157,957
(ICE LIBOR USD 3 Month + 1.46%), 3.971%, 7/22/38(k)	70,000	68,476
Series F
3.875%, 4/29/24	75,000	76,997
Nasdaq, Inc.
3.850%, 6/30/26	100,000	101,351
Northern Trust Corp.
3.450%, 11/4/20	36,000	36,537
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	105,000	101,766
Nuveen LLC
4.000%, 11/1/28§	45,000	47,854
S&P Global, Inc.
4.000%, 6/15/25	30,000	31,560
State Street Corp.
2.650%, 5/19/26	70,000	68,083
Series H
(ICE LIBOR USD 3 Month + 2.54%), 5.625%, 12/15/23(k)(y)	360,000	361,800
TD Ameritrade Holding Corp.
3.750%, 4/1/24	25,000	25,941
3.300%, 4/1/27	30,000	30,035
UBS AG
(ICE LIBOR USD 3 Month + 0.58%), 3.175%, 6/8/20(k)§	600,000	602,939
4.875%, 8/4/20	170,000	174,239

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
2.450%, 12/1/20§		$400,000	$396,521
7.625%, 8/17/22		400,000	440,000

			17,268,387

Consumer Finance (1.6%)
AerCap Ireland Capital DAC
4.625%, 10/30/20		230,000	235,255
3.500%, 5/26/22		150,000	150,250
4.125%, 7/3/23		150,000	151,511
Ally Financial, Inc.
8.000%, 3/15/20		804,000	840,180
American Express Co.
2.200%, 10/30/20		50,000	49,573
3.000%, 2/22/21		35,000	35,158
3.375%, 5/17/21		500,000	506,410
3.700%, 11/5/21		50,000	51,073
2.500%, 8/1/22		65,000	64,199
3.400%, 2/27/23		25,000	25,337
3.700%, 8/3/23		280,000	287,262
3.000%, 10/30/24		25,000	24,823
4.200%, 11/6/25		175,000	185,021
American Express Credit Corp.
2.250%, 8/15/19		198,000	197,786
3.300%, 5/3/27		65,000	65,867
American Honda Finance Corp.
1.950%, 7/20/20		100,000	99,040
2.450%, 9/24/20		50,000	49,811
3.550%, 1/12/24		25,000	25,778
Capital One Financial Corp.
2.400%, 10/30/20		136,000	135,035
3.450%, 4/30/21		45,000	45,522
3.500%, 6/15/23		60,000	60,550
3.900%, 1/29/24		170,000	173,431
3.300%, 10/30/24		100,000	98,656
3.750%, 3/9/27		45,000	44,178
Caterpillar Financial Services Corp.
1.700%, 8/9/21		50,000	48,992
3.150%, 9/7/21		80,000	81,059
3.650%, 12/7/23		50,000	51,966
Discover Financial Services
5.200%, 4/27/22		27,000	28,540
3.950%, 11/6/24		75,000	76,300
4.100%, 2/9/27		92,000	91,779
Ford Motor Credit Co. LLC
2.459%, 3/27/20		600,000	594,938
2.425%, 6/12/20		400,000	394,902
(ICE LIBOR USD 3 Month + 0.93%), 3.531%, 9/24/20(k)		600,000	597,406
5.750%, 2/1/21		400,000	411,509
3.336%, 3/18/21		320,000	314,762
5.875%, 8/2/21		182,000	188,194
3.813%, 10/12/21		200,000	197,543
3.219%, 1/9/22		480,000	465,463
(ICE LIBOR USD 3 Month + 1.08%), 3.818%, 8/3/22(k)		600,000	574,144
4.250%, 9/20/22		200,000	197,349
5.584%, 3/18/24		200,000	202,497
4.389%, 1/8/26		200,000	185,014
General Motors Financial Co., Inc.
3.200%, 7/13/20		700,000	701,085
2.450%, 11/6/20		50,000	49,365
4.200%, 3/1/21		125,000	126,658
3.200%, 7/6/21		545,000	542,376
4.200%, 11/6/21		295,000	300,106
3.450%, 1/14/22		100,000	99,772
3.450%, 4/10/22		80,000	79,665
3.150%, 6/30/22		280,000	275,566
3.500%, 11/7/24		50,000	48,187
4.000%, 1/15/25		223,000	219,163
5.250%, 3/1/26		50,000	51,414
4.000%, 10/6/26		75,000	71,657
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§		500,000	499,965
John Deere Capital Corp.
3.150%, 10/15/21		54,000	54,680
2.700%, 1/6/23		250,000	250,309
2.650%, 6/24/24		25,000	24,717
Navient Corp.
4.875%, 6/17/19		275,000	275,357
8.000%, 3/25/20		100,000	103,880
PACCAR Financial Corp.
2.050%, 11/13/20		25,000	24,737
Springleaf Finance Corp.
5.250%, 12/15/19		400,000	405,780
Synchrony Financial
2.700%, 2/3/20		48,000	47,920
4.375%, 3/19/24		40,000	40,523
4.250%, 8/15/24		37,000	37,226
3.700%, 8/4/26		50,000	47,122
Toyota Motor Credit Corp.
1.950%, 4/17/20		50,000	49,655
1.900%, 4/8/21		100,000	98,599
2.750%, 5/17/21		50,000	50,135
3.400%, 9/15/21		54,000	54,937
3.200%, 1/11/27		100,000	100,568
3.050%, 1/11/28		40,000	39,701

			13,074,888

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc.
2.200%, 3/15/21		20,000	19,903
3.000%, 2/11/23		75,000	76,223
3.125%, 3/15/26		35,000	35,220
Block Financial LLC
5.500%, 11/1/22		36,000	38,098
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§		114,761	116,161
GE Capital European Funding Unlimited Co.
2.250%, 7/20/20(m)	EUR	400,000	460,957
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		$200,000	197,346
4.418%, 11/15/35		210,000	194,172
Jefferies Finance LLC
7.500%, 4/15/21§		500,000	508,750
National Rural Utilities Cooperative Finance Corp.
2.900%, 3/15/21		20,000	20,041
(ICE LIBOR USD 3 Month + 0.38%), 3.178%, 6/30/21(k)		600,000	600,064
2.850%, 1/27/25		100,000	98,737
NTT Finance Corp.
1.900%, 7/21/21(m)		400,000	390,987
Private Export Funding Corp. Series II
2.050%, 11/15/22		46,000	45,382
Shell International Finance BV
2.125%, 5/11/20		75,000	74,530
2.375%, 8/21/22		36,000	35,717
3.400%, 8/12/23		75,000	77,182
3.250%, 5/11/25		30,000	30,551

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
2.875%, 5/10/26	$50,000	$49,668
2.500%, 9/12/26	50,000	48,323
3.625%, 8/21/42	51,000	49,710
Voya Financial, Inc.
3.650%, 6/15/26	50,000	49,398
Woodside Finance Ltd.
3.650%, 3/5/25§	5,000	4,960

		3,222,080

Insurance (0.6%)
Aflac, Inc.
3.625%, 11/15/24	125,000	128,874
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 7.803%, 2/12/23(k)§	357,814	360,497
American Financial Group, Inc.
3.500%, 8/15/26	15,000	14,567
American International Group, Inc.
6.400%, 12/15/20	91,000	96,252
4.875%, 6/1/22	36,000	37,996
3.750%, 7/10/25	500,000	500,406
4.200%, 4/1/28	25,000	25,309
4.250%, 3/15/29	25,000	25,337
Aon Corp.
5.000%, 9/30/20	36,000	37,083
4.500%, 12/15/28	180,000	189,888
Aon plc
4.750%, 5/15/45	24,000	24,756
Assurant, Inc.
4.200%, 9/27/23	600,000	612,330
AXIS Specialty Finance LLC
5.875%, 6/1/20	27,000	27,812
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	54,000	55,718
4.250%, 1/15/49	10,000	10,474
Brighthouse Financial, Inc.
3.700%, 6/22/27	50,000	45,015
Chubb INA Holdings, Inc.
3.350%, 5/3/26	75,000	76,145
CNA Financial Corp.
5.875%, 8/15/20	54,000	56,139
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	50,000	50,305
Hartford Financial Services Group, Inc. (The)
4.300%, 4/15/43	20,000	19,944
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 3.081%, 6/11/21(k)§	600,000	600,807
Lincoln National Corp.
4.000%, 9/1/23	15,000	15,616
Loews Corp.
3.750%, 4/1/26	50,000	51,315
Markel Corp.
3.500%, 11/1/27	25,000	23,708
Marsh & McLennan Cos., Inc.
3.500%, 12/29/20	30,000	30,377
4.800%, 7/15/21	36,000	37,613
3.300%, 3/14/23	70,000	70,978
4.050%, 10/15/23	35,000	36,446
3.875%, 3/15/24	180,000	186,243
3.500%, 6/3/24	160,000	163,193
3.500%, 3/10/25	45,000	46,138
3.750%, 3/14/26	6,000	6,149
4.375%, 3/15/29	20,000	21,128
4.350%, 1/30/47	11,000	10,984
4.200%, 3/1/48	60,000	58,440
4.900%, 3/15/49	45,000	49,032
MetLife, Inc.
4.750%, 2/8/21	38,000	39,362
New York Life Global Funding
2.900%, 1/17/24§	400,000	401,768
Progressive Corp. (The)
3.750%, 8/23/21	46,000	46,899
Prudential Financial, Inc.
3.500%, 5/15/24	50,000	51,828
3.878%, 3/27/28	100,000	104,360
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	27,000	28,553
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)(x)	70,000	67,025
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	50,000	49,150
Sompo International Holdings Ltd.
4.700%, 10/15/22	36,000	37,057
Travelers Cos., Inc. (The)
4.600%, 8/1/43	43,000	47,493
Trinity Acquisition plc
4.400%, 3/15/26	105,000	109,115
Unum Group
5.625%, 9/15/20	36,000	37,322
Willis North America, Inc.
3.600%, 5/15/24	123,000	122,490

		4,945,436

Thrifts & Mortgage Finance (0.2%)
BPCE SA
2.750%, 12/2/21	250,000	248,763
3.000%, 5/22/22§	250,000	248,053
4.000%, 9/12/23§	600,000	609,101
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§	600,000	598,823

		1,704,740

Total Financials		103,434,393

Health Care (2.7%)
Biotechnology (0.4%)
AbbVie, Inc.
2.500%, 5/14/20	100,000	99,734
2.300%, 5/14/21	20,000	19,767
2.900%, 11/6/22	573,000	571,035
3.600%, 5/14/25	225,000	225,305
4.500%, 5/14/35	109,000	106,191
4.300%, 5/14/36	30,000	28,366
4.400%, 11/6/42	50,000	46,102
Amgen, Inc.
2.125%, 5/1/20	50,000	49,718
3.450%, 10/1/20	54,000	54,590
2.650%, 5/11/22	100,000	99,450
3.625%, 5/15/22	45,000	46,108
3.625%, 5/22/24	50,000	51,394
4.400%, 5/1/45	59,000	57,577
Baxalta, Inc.
4.000%, 6/23/25	38,000	38,661
5.250%, 6/23/45	15,000	16,518
Biogen, Inc.
2.900%, 9/15/20	100,000	100,106
Celgene Corp.
3.950%, 10/15/20	10,000	10,170
2.875%, 2/19/21	500,000	500,062
2.250%, 8/15/21	500,000	492,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 8/15/22	$120,000	$121,249
3.550%, 8/15/22	50,000	51,035
2.750%, 2/15/23	130,000	128,529
3.250%, 2/20/23	85,000	85,592
3.625%, 5/15/24	50,000	50,795
3.875%, 8/15/25	100,000	102,122
3.900%, 2/20/28	50,000	50,900
Gilead Sciences, Inc.
2.550%, 9/1/20	50,000	49,905
4.500%, 4/1/21	54,000	55,771
1.950%, 3/1/22	15,000	14,726
3.650%, 3/1/26	125,000	126,811
4.600%, 9/1/35	60,000	62,615
4.500%, 2/1/45	49,000	49,230

		3,562,715

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
2.900%, 11/30/21	50,000	50,205
3.400%, 11/30/23	35,000	35,803
2.950%, 3/15/25	100,000	99,596
3.750%, 11/30/26	288,000	299,268
Baxter International, Inc.
1.700%, 8/15/21	10,000	9,738
Becton Dickinson and Co.
2.133%, 6/6/19	325,000	323,342
2.675%, 12/15/19	90,000	89,719
2.404%, 6/5/20	20,000	19,868
3.250%, 11/12/20	54,000	54,257
2.894%, 6/6/22	320,000	317,610
3.300%, 3/1/23	70,000	69,411
3.700%, 6/6/27	50,000	49,820
4.685%, 12/15/44	21,000	21,677
Boston Scientific Corp.
3.375%, 5/15/22	1,000,000	1,012,513
3.450%, 3/1/24	25,000	25,384
3.750%, 3/1/26	100,000	101,937
4.000%, 3/1/29	35,000	36,150
Edwards Lifesciences Corp.
4.300%, 6/15/28(x)	25,000	26,249
Medtronic, Inc.
3.150%, 3/15/22	100,000	101,510
3.500%, 3/15/25	145,000	149,382
4.375%, 3/15/35	285,000	309,156
Stryker Corp.
3.500%, 3/15/26	50,000	50,735
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	100,000	99,674

		3,353,004

Health Care Providers & Services (0.9%)
Aetna, Inc.
2.800%, 6/15/23	100,000	98,221
4.500%, 5/15/42	68,000	64,359
4.125%, 11/15/42	33,000	29,576
4.750%, 3/15/44	31,000	30,252
AHS Hospital Corp.
5.024%, 7/1/45	92,000	107,238
AmerisourceBergen Corp.
3.450%, 12/15/27	50,000	48,902
Anthem, Inc.
4.350%, 8/15/20	118,000	120,385
2.950%, 12/1/22	100,000	99,913
3.500%, 8/15/24	10,000	10,132
4.101%, 3/1/28	50,000	51,464
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	49,693
3.410%, 6/15/27(x)	75,000	70,780
Cigna Corp.
3.200%, 9/17/20§	365,000	366,979
3.400%, 9/17/21§	20,000	20,222
3.750%, 7/15/23§	55,000	56,368
4.375%, 10/15/28§	40,000	41,549
Cigna Holding Co.
5.125%, 6/15/20	39,000	40,036
3.250%, 4/15/25	189,000	187,213
Coventry Health Care, Inc.
5.450%, 6/15/21	28,000	29,260
CVS Health Corp.
3.125%, 3/9/20	500,000	501,163
2.800%, 7/20/20	80,000	79,933
3.350%, 3/9/21	160,000	161,227
3.700%, 3/9/23	1,025,000	1,041,108
4.000%, 12/5/23	155,000	158,997
3.375%, 8/12/24	75,000	74,454
4.100%, 3/25/25	180,000	184,682
3.875%, 7/20/25	80,000	80,899
4.300%, 3/25/28	140,000	142,040
4.780%, 3/25/38	45,000	44,453
5.125%, 7/20/45	375,000	380,309
5.050%, 3/25/48	130,000	130,970
Express Scripts Holding Co.
3.000%, 7/15/23	100,000	99,372
3.500%, 6/15/24	50,000	50,298
HCA, Inc.
6.500%, 2/15/20	170,000	174,590
5.875%, 3/15/22	195,000	209,215
4.750%, 5/1/23	165,000	172,887
5.000%, 3/15/24	30,000	31,746
5.250%, 4/15/25	270,000	290,034
5.250%, 6/15/26	25,000	26,815
4.500%, 2/15/27	20,000	20,534
Humana, Inc.
3.850%, 10/1/24	50,000	50,932
Laboratory Corp. of America Holdings
2.625%, 2/1/20	40,000	39,897
4.625%, 11/15/20	45,000	45,981
3.750%, 8/23/22	20,000	20,420
McKesson Corp.
2.700%, 12/15/22	27,000	26,629
2.850%, 3/15/23	36,000	35,529
3.796%, 3/15/24	50,000	51,022
Medco Health Solutions, Inc.
4.125%, 9/15/20	45,000	45,796
Mercy Health
Series 2018
4.302%, 7/1/28	8,000	8,598
Montefiore Obligated Group
Series 18-C
5.246%, 11/1/48	53,000	54,840
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	29,696
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23	103,000	104,964
Sutter Health
Series 2018
3.695%, 8/15/28	13,000	13,533
UnitedHealth Group, Inc.
2.700%, 7/15/20	30,000	30,054
2.875%, 3/15/23	27,000	27,141
3.750%, 7/15/25	520,000	541,902
3.700%, 12/15/25	50,000	52,076
3.100%, 3/15/26	30,000	29,986
3.450%, 1/15/27	50,000	50,830
2.950%, 10/15/27	100,000	97,770
3.850%, 6/15/28	20,000	20,932
4.625%, 7/15/35	16,000	17,836

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.625%, 11/15/41	$26,000	$28,408
3.950%, 10/15/42	83,000	83,650
3.750%, 10/15/47	10,000	9,713
4.450%, 12/15/48	20,000	21,626

		7,118,029

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.050%, 9/22/26	60,000	57,957
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	50,000	50,622
3.150%, 1/15/23	40,000	40,277
3.000%, 4/15/23	180,000	180,054
2.950%, 9/19/26	229,000	220,499

		549,409

Pharmaceuticals (0.9%)
Allergan Finance LLC
3.250%, 10/1/22	886,000	885,575
Allergan Funding SCS
3.450%, 3/15/22	255,000	257,334
3.800%, 3/15/25	379,000	384,183
4.550%, 3/15/35	125,000	122,239
Allergan, Inc.
3.375%, 9/15/20	45,000	45,245
AstraZeneca plc
2.375%, 11/16/20	75,000	74,481
3.125%, 6/12/27	75,000	72,959
Bayer US Finance II LLC
3.875%, 12/15/23§	600,000	604,092
2.850%, 4/15/25§	100,000	92,086
4.250%, 12/15/25§	600,000	605,737
3.600%, 7/15/42§	71,000	56,013
Eli Lilly & Co.
3.100%, 5/15/27	24,000	24,118
3.375%, 3/15/29	30,000	30,770
4.150%, 3/15/59	100,000	102,487
GlaxoSmithKline Capital plc
2.850%, 5/8/22	45,000	45,166
3.000%, 6/1/24	160,000	160,663
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	36,000	36,034
3.875%, 5/15/28	40,000	41,934
Johnson & Johnson
2.950%, 9/1/20	36,000	36,238
2.450%, 12/5/21(x)	25,000	25,023
2.450%, 3/1/26	210,000	204,884
3.625%, 3/3/37	15,000	15,190
Merck & Co., Inc.
2.400%, 9/15/22	27,000	26,922
2.800%, 5/18/23	62,000	62,591
2.900%, 3/7/24	100,000	101,314
2.750%, 2/10/25	50,000	50,047
3.400%, 3/7/29	100,000	102,614
3.600%, 9/15/42	10,000	9,663
Mylan NV
3.750%, 12/15/20	500,000	504,885
3.150%, 6/15/21	50,000	49,839
3.950%, 6/15/26	50,000	47,717
Novartis Capital Corp.
2.400%, 5/17/22	100,000	99,644
3.400%, 5/6/24	50,000	51,659
Pfizer, Inc.
1.950%, 6/3/21	125,000	123,439
3.400%, 5/15/24	50,000	51,772
2.750%, 6/3/26	50,000	49,159
3.600%, 9/15/28	25,000	26,042
Sanofi
4.000%, 3/29/21	36,000	36,975
3.625%, 6/19/28	25,000	25,914
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19	515,000	512,478
2.400%, 9/23/21	160,000	158,033
2.875%, 9/23/23	75,000	73,975
3.200%, 9/23/26	202,000	195,173
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23§	250,000	262,365
5.000%, 11/26/28§	200,000	216,904
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24	600,000	603,000
Wyeth LLC
6.450%, 2/1/24	15,000	17,428
5.950%, 4/1/37	95,000	119,841
Zoetis, Inc.
3.000%, 9/12/27	50,000	47,980

		7,549,824

Total Health Care		22,132,981

Industrials (1.9%)
Aerospace & Defense (0.6%)
Arconic, Inc.
5.400%, 4/15/21	170,000	175,321
BAE Systems Holdings, Inc.
2.850%, 12/15/20§	161,000	160,563
3.800%, 10/7/24§	110,000	112,447
3.850%, 12/15/25§	85,000	86,133
4.750%, 10/7/44§	7,000	7,370
Boeing Co. (The)
2.350%, 10/30/21	62,000	61,339
3.450%, 11/1/28	25,000	25,383
3.375%, 6/15/46	15,000	13,633
3.825%, 3/1/59	35,000	33,588
Embraer Netherlands Finance BV
5.400%, 2/1/27	35,000	37,713
General Dynamics Corp.
3.000%, 5/11/21	100,000	100,814
2.250%, 11/15/22	62,000	61,205
3.750%, 5/15/28	45,000	47,178
Harris Corp.
2.700%, 4/27/20	108,000	107,572
4.400%, 6/15/28	260,000	271,921
5.054%, 4/27/45	50,000	55,716
L3 Technologies, Inc.
4.950%, 2/15/21	103,000	106,385
3.850%, 6/15/23	119,000	122,513
3.950%, 5/28/24	60,000	61,780
3.850%, 12/15/26	180,000	182,364
4.400%, 6/15/28	15,000	15,650
Lockheed Martin Corp.
2.500%, 11/23/20	75,000	74,819
3.350%, 9/15/21	45,000	45,707
3.100%, 1/15/23	260,000	262,872
2.900%, 3/1/25	60,000	59,501
3.550%, 1/15/26	87,000	89,773
3.600%, 3/1/35	312,000	307,202
4.500%, 5/15/36	15,000	16,235
4.070%, 12/15/42	147,000	148,953
3.800%, 3/1/45	20,000	19,413
Northrop Grumman Corp.
3.250%, 8/1/23	130,000	131,904
2.930%, 1/15/25	315,000	309,639
3.250%, 1/15/28	154,000	151,472
3.850%, 4/15/45	50,000	47,759
4.030%, 10/15/47	85,000	83,830
Raytheon Co.
7.200%, 8/15/27	20,000	25,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Rockwell Collins, Inc.
2.800%, 3/15/22	$500,000	$497,061
3.200%, 3/15/24	75,000	74,484
Textron, Inc.
4.000%, 3/15/26	25,000	25,204
United Technologies Corp.
4.500%, 4/15/20	36,000	36,618
1.950%, 11/1/21	185,000	181,105
3.100%, 6/1/22	54,000	54,357
3.650%, 8/16/23	170,000	174,244
3.125%, 5/4/27	150,000	145,681
4.125%, 11/16/28	105,000	108,894
5.400%, 5/1/35	30,000	33,657
4.500%, 6/1/42	155,000	159,308

		5,112,129

Air Freight & Logistics (0.1%)
FedEx Corp.
3.400%, 1/14/22	45,000	45,581
4.200%, 10/17/28	100,000	104,274
3.900%, 2/1/35	90,000	84,133
3.875%, 8/1/42	259,000	228,274
4.100%, 4/15/43	55,000	49,262
United Parcel Service, Inc.
3.125%, 1/15/21	54,000	54,582
2.050%, 4/1/21	25,000	24,794
2.500%, 4/1/23	25,000	24,943
2.400%, 11/15/26	50,000	47,962

		663,805

Airlines (0.2%)
Delta Air Lines, Inc.
2.875%, 3/13/20	788,000	786,582
2.600%, 12/4/20	725,000	719,490
3.400%, 4/19/21	10,000	10,035
3.625%, 3/15/22	500,000	501,750

		2,017,857

Building Products (0.1%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§	600,000	586,328
Johnson Controls International plc
4.250%, 3/1/21	56,000	57,220
5.125%, 9/14/45	30,000	31,073
Masco Corp.
3.500%, 4/1/21	30,000	30,087
4.375%, 4/1/26	20,000	20,434

		725,142

Commercial Services & Supplies (0.2%)
Brambles USA, Inc.
5.350%, 4/1/20§	500,000	510,696
RELX Capital, Inc.
3.125%, 10/15/22	335,000	334,732
3.500%, 3/16/23	105,000	106,182
4.000%, 3/18/29	40,000	40,827
Republic Services, Inc.
5.250%, 11/15/21	36,000	38,162
4.750%, 5/15/23	160,000	171,124
2.900%, 7/1/26	61,000	59,765
3.375%, 11/15/27	15,000	15,022
3.950%, 5/15/28	85,000	88,943
Waste Management, Inc.
2.900%, 9/15/22	36,000	36,161
3.125%, 3/1/25	10,000	10,028
3.150%, 11/15/27	50,000	49,764
3.900%, 3/1/35	51,000	51,307

		1,512,713

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	36,000	36,247
Eaton Corp.
2.750%, 11/2/22	101,000	100,723
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	73,771

		210,741

Industrial Conglomerates (0.1%)
3M Co.
3.250%, 2/14/24	25,000	25,735
2.875%, 10/15/27	75,000	74,131
General Electric Co.
5.300%, 2/11/21	54,000	55,842
3.150%, 9/7/22	54,000	53,747
2.700%, 10/9/22	64,000	62,720
3.100%, 1/9/23	75,000	74,362
Honeywell International, Inc.
4.250%, 3/1/21	45,000	46,449
3.812%, 11/21/47	35,000	35,324
Ingersoll-Rand Global Holding Co. Ltd.
2.900%, 2/21/21	50,000	50,087
Roper Technologies, Inc.
2.800%, 12/15/21	100,000	99,037
3.800%, 12/15/26	30,000	30,288

		607,722

Machinery (0.1%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	36,105
CNH Industrial Capital LLC
4.375%, 11/6/20	10,000	10,177
4.875%, 4/1/21	10,000	10,289
3.875%, 10/15/21	5,000	5,053
4.375%, 4/5/22	10,000	10,293
Deere & Co.
2.600%, 6/8/22	91,000	91,240
Dover Corp.
3.150%, 11/15/25	50,000	48,900
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	49,190
Kennametal, Inc.
3.875%, 2/15/22	27,000	27,508
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	99,161
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	36,269

		424,185

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	35,964
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	28,567
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	25,701

		90,232

Road & Rail (0.3%)
Ashtead Capital, Inc.
4.125%, 8/15/25§	200,000	196,262
Burlington Northern Santa Fe LLC
3.400%, 9/1/24	50,000	51,496
3.000%, 4/1/25	10,000	10,058
4.150%, 4/1/45	102,000	105,485
4.700%, 9/1/45	20,000	22,309
CSX Corp.
3.700%, 11/1/23	50,000	51,491
4.250%, 3/15/29	40,000	42,473
6.150%, 5/1/37	15,000	18,230
4.750%, 11/15/48	40,000	43,201
4.250%, 11/1/66	74,000	68,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
ERAC USA Finance LLC
2.600%, 12/1/21§	$400,000	$393,735
Norfolk Southern Corp.
3.650%, 8/1/25	70,000	71,992
2.900%, 6/15/26	80,000	78,247
4.837%, 10/1/41	20,000	21,633
4.050%, 8/15/52	47,000	45,749
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	450,000	470,901
Ryder System, Inc.
2.875%, 9/1/20	50,000	49,976
3.750%, 6/9/23	10,000	10,220
3.650%, 3/18/24	25,000	25,491
Union Pacific Corp.
2.750%, 4/15/23	62,000	61,668
3.150%, 3/1/24	55,000	55,598
3.250%, 8/15/25	100,000	100,966
2.750%, 3/1/26	87,000	84,464
3.375%, 2/1/35	140,000	130,606
3.600%, 9/15/37	95,000	90,326
3.799%, 10/1/51	20,000	18,724
3.875%, 2/1/55	132,000	121,364

		2,440,939

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.500%, 1/15/22	30,000	30,269
3.000%, 9/15/23	50,000	48,636
Aircastle Ltd.
7.625%, 4/15/20	5,000	5,230
5.125%, 3/15/21	610,000	629,380
5.500%, 2/15/22	10,000	10,457
5.000%, 4/1/23	10,000	10,312
4.125%, 5/1/24	10,000	10,032
Aviation Capital Group LLC
2.875%, 1/20/22(x)§	500,000	491,777
GATX Corp.
2.600%, 3/30/20	41,000	40,871
3.250%, 9/15/26	50,000	47,587
Mitsubishi Corp.
2.625%, 7/14/22(m)	500,000	494,279

		1,818,830

Total Industrials		15,624,295

Information Technology (2.6%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.450%, 6/15/20	100,000	99,806
1.850%, 9/20/21	100,000	98,254
2.950%, 2/28/26	30,000	30,145
2.500%, 9/20/26(x)	50,000	48,578
Juniper Networks, Inc.
3.300%, 6/15/20	35,000	35,211
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	50,277

		362,271

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	46,659
Amphenol Corp.
3.200%, 4/1/24	64,000	63,843
4.350%, 6/1/29	5,000	5,248
Arrow Electronics, Inc.
3.500%, 4/1/22	500,000	502,656
3.250%, 9/8/24	50,000	48,222
Avnet, Inc.
5.875%, 6/15/20	45,000	46,407
Corning, Inc.
4.250%, 8/15/20	600,000	612,801
3.700%, 11/15/23	10,000	10,226
4.375%, 11/15/57	200,000	184,119
Jabil, Inc.
3.950%, 1/12/28	100,000	93,125
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	77,374
Tyco Electronics Group SA
3.450%, 8/1/24	20,000	20,033
3.125%, 8/15/27	45,000	43,103

		1,753,816

IT Services (0.3%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	50,000	49,752
DXC Technology Co.
2.875%, 3/27/20	53,000	52,944
Fidelity National Information Services, Inc.
3.625%, 10/15/20	49,000	49,403
3.000%, 8/15/26	235,000	223,332
4.500%, 8/15/46	42,000	39,974
4.750%, 5/15/48	100,000	97,945
Fiserv, Inc.
3.800%, 10/1/23	25,000	25,585
3.850%, 6/1/25	51,000	52,085
4.200%, 10/1/28	170,000	174,425
IBM Credit LLC
3.450%, 11/30/20	100,000	101,179
3.000%, 2/6/23	100,000	100,669
International Business Machines Corp.
2.500%, 1/27/22(x)	100,000	99,235
1.875%, 8/1/22	91,000	88,479
3.450%, 2/19/26	100,000	101,466
Mastercard, Inc.
2.950%, 11/21/26	50,000	49,962
Total System Services, Inc.
3.800%, 4/1/21	30,000	30,474
3.750%, 6/1/23	40,000	40,796
4.000%, 6/1/23	50,000	51,480
4.800%, 4/1/26	194,000	202,724
VeriSign, Inc.
4.625%, 5/1/23	75,000	76,125
Visa, Inc.
2.200%, 12/14/20	100,000	99,481
3.150%, 12/14/25	135,000	136,845
4.150%, 12/14/35	59,000	63,981
4.300%, 12/14/45	30,000	32,874
Western Union Co. (The)
4.250%, 6/9/23	25,000	25,710

		2,066,925

Semiconductors & Semiconductor Equipment (1.1%)
Analog Devices, Inc.
2.950%, 1/12/21	50,000	50,125
2.500%, 12/5/21	170,000	168,505
3.900%, 12/15/25	16,000	16,346
3.500%, 12/5/26	115,000	113,746
5.300%, 12/15/45	32,000	35,521
Applied Materials, Inc.
2.625%, 10/1/20	50,000	49,920
3.900%, 10/1/25	30,000	31,534
3.300%, 4/1/27	70,000	70,724
5.100%, 10/1/35	50,000	57,323
4.350%, 4/1/47	172,000	179,192
Broadcom Corp.
2.375%, 1/15/20	322,000	320,208
3.000%, 1/15/22	775,000	771,577
2.650%, 1/15/23	75,000	72,907
3.875%, 1/15/27	500,000	477,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Broadcom, Inc.
3.125%, 4/15/21§	$490,000	$489,422
3.125%, 10/15/22§	335,000	333,469
3.625%, 10/15/24§	600,000	595,308
4.250%, 4/15/26§	100,000	99,261
4.750%, 4/15/29§	100,000	99,525
Intel Corp.
2.450%, 7/29/20	30,000	29,968
2.350%, 5/11/22	100,000	99,527
2.700%, 12/15/22	45,000	45,205
3.700%, 7/29/25	100,000	104,726
KLA-Tencor Corp.
4.125%, 11/1/21	28,000	28,823
4.650%, 11/1/24	50,000	53,501
4.100%, 3/15/29	245,000	249,787
5.000%, 3/15/49	135,000	142,903
Lam Research Corp.
2.750%, 3/15/20	61,000	60,920
2.800%, 6/15/21	30,000	29,951
3.750%, 3/15/26	165,000	167,681
4.000%, 3/15/29	30,000	30,607
4.875%, 3/15/49	110,000	116,232
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	24,071
Microchip Technology, Inc.
3.922%, 6/1/21§	600,000	604,984
Micron Technology, Inc.
4.640%, 2/6/24	10,000	10,260
4.975%, 2/6/26	500,000	504,958
NVIDIA Corp.
3.200%, 9/16/26	133,000	132,418
NXP BV
4.125%, 6/15/20§	200,000	202,638
4.125%, 6/1/21§	200,000	203,840
4.625%, 6/15/22§	700,000	724,220
3.875%, 9/1/22§	440,000	446,204
4.625%, 6/1/23§	200,000	208,282
QUALCOMM, Inc.
2.250%, 5/20/20	100,000	99,527
2.600%, 1/30/23	50,000	49,373
2.900%, 5/20/24	160,000	157,280
3.250%, 5/20/27	75,000	73,168
4.650%, 5/20/35	150,000	153,615
4.800%, 5/20/45	54,000	54,489
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	99,165
2.250%, 5/1/23	30,000	29,576
4.150%, 5/15/48	20,000	21,464
Xilinx, Inc.
2.950%, 6/1/24	50,000	49,569

		9,041,310

Software (0.5%)
Autodesk, Inc.
3.600%, 12/15/22	36,000	36,525
3.500%, 6/15/27	255,000	246,823
CA, Inc.
3.600%, 8/15/22	100,000	100,625
Microsoft Corp.
2.000%, 11/3/20	75,000	74,459
1.550%, 8/8/21	75,000	73,483
2.375%, 2/12/22	75,000	74,820
2.375%, 5/1/23	102,000	101,457
2.700%, 2/12/25	75,000	74,995
2.400%, 8/8/26	100,000	96,813
3.300%, 2/6/27	100,000	102,515
3.500%, 2/12/35	70,000	70,960
3.450%, 8/8/36	275,000	275,392
3.500%, 11/15/42	75,000	73,943
3.700%, 8/8/46	174,000	178,307
Oracle Corp.
1.900%, 9/15/21	770,000	757,165
2.500%, 10/15/22	83,000	82,479
2.625%, 2/15/23	70,000	69,753
3.400%, 7/8/24	75,000	76,840
2.950%, 11/15/24	75,000	75,074
2.950%, 5/15/25	100,000	99,720
2.650%, 7/15/26	45,000	43,509
3.900%, 5/15/35	91,000	92,209
4.000%, 7/15/46	107,000	107,591
4.000%, 11/15/47	5,000	5,002
4.375%, 5/15/55	54,000	56,935
VMware, Inc.
2.300%, 8/21/20	1,126,000	1,115,545
3.900%, 8/21/27	100,000	95,998

		4,258,937

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
2.000%, 11/13/20	25,000	24,813
2.250%, 2/23/21	150,000	149,396
2.150%, 2/9/22	100,000	98,969
2.400%, 5/3/23	136,000	134,830
3.000%, 2/9/24	88,000	89,065
2.850%, 5/11/24	200,000	200,861
3.250%, 2/23/26	110,000	112,178
3.350%, 2/9/27	50,000	51,078
2.900%, 9/12/27	150,000	148,025
4.500%, 2/23/36	30,000	33,520
3.850%, 5/4/43	218,000	220,149
3.450%, 2/9/45	42,000	39,965
Dell International LLC
4.420%, 6/15/21§	580,000	595,115
5.450%, 6/15/23§	660,000	703,705
6.020%, 6/15/26§	140,000	150,709
4.900%, 10/1/26§	85,000	86,283
8.350%, 7/15/46§	43,000	51,863
EMC Corp.
2.650%, 6/1/20	500,000	496,250
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	105,000	106,024
4.900%, 10/15/25(e)	50,000	53,223
HP, Inc.
3.750%, 12/1/20	15,000	15,220
Seagate HDD Cayman
4.250%, 3/1/22	30,000	30,065

		3,591,306

Total Information Technology		21,074,565

Materials (0.6%)
Chemicals (0.4%)
Albemarle Corp.
4.150%, 12/1/24	100,000	102,840
Celanese US Holdings LLC
5.875%, 6/15/21	10,000	10,515
4.625%, 11/15/22	10,000	10,292
Dow Chemical Co. (The)
9.000%, 4/1/21	55,000	61,047
3.000%, 11/15/22	27,000	26,956
3.500%, 10/1/24	75,000	75,173
4.375%, 11/15/42	70,000	66,229
DowDuPont, Inc.
4.205%, 11/15/23	100,000	104,412
4.493%, 11/15/25	360,000	383,477
5.419%, 11/15/48	190,000	214,505
Eastman Chemical Co.
3.600%, 8/15/22	45,000	45,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Ecolab, Inc.
4.350%, 12/8/21	$36,000	$37,489
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	500,000	503,103
LYB International Finance BV
4.000%, 7/15/23	36,000	36,760
LYB International Finance II BV
3.500%, 3/2/27	100,000	96,030
Mosaic Co. (The)
3.250%, 11/15/22	50,000	50,133
Nutrien Ltd.
3.150%, 10/1/22	36,000	35,852
PPG Industries, Inc.
3.600%, 11/15/20	27,000	27,344
Praxair, Inc.
2.700%, 2/21/23	36,000	35,814
RPM International, Inc.
4.550%, 3/1/29	25,000	25,370
Sherwin-Williams Co. (The)
2.750%, 6/1/22	50,000	49,710
3.450%, 6/1/27	75,000	73,481
4.000%, 12/15/42	25,000	22,451
4.500%, 6/1/47	5,000	4,880
Syngenta Finance NV
3.698%, 4/24/20§	600,000	599,742
4.441%, 4/24/23§	400,000	408,648

		3,107,965

Construction Materials (0.0%)
CRH America, Inc.
5.750%, 1/15/21	45,000	46,714

Containers & Packaging (0.0%)
International Paper Co.
4.750%, 2/15/22	35,000	36,673
6.000%, 11/15/41	50,000	55,788
4.800%, 6/15/44	9,000	8,808
Packaging Corp. of America
3.900%, 6/15/22	36,000	36,912
3.400%, 12/15/27	35,000	33,565
WestRock RKT LLC
3.500%, 3/1/20	59,000	59,180
WRKCo, Inc.
4.000%, 3/15/28(x)	50,000	50,619

		281,545

Metals & Mining (0.1%)
Anglo American Capital plc
3.625%, 9/11/24§	200,000	197,955
ArcelorMittal
5.250%, 8/5/20	15,000	15,412
5.500%, 3/1/21(e)	15,000	15,647
6.250%, 2/25/22(e)	10,000	10,788
6.125%, 6/1/25	10,000	11,075
4.550%, 3/11/26	45,000	45,956
Barrick Gold Corp.
5.250%, 4/1/42	40,000	43,021
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	27,000	27,302
4.125%, 2/24/42	40,000	41,608
Goldcorp, Inc.
3.625%, 6/9/21	35,000	35,308
Newmont Mining Corp.
3.500%, 3/15/22	120,000	121,438
Nucor Corp.
5.200%, 8/1/43	17,000	19,352
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	37,502

		622,364

Paper & Forest Products (0.1%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	25,000	26,091
Georgia-Pacific LLC
5.400%, 11/1/20§	45,000	46,707
3.734%, 7/15/23§	115,000	117,453
7.375%, 12/1/25	65,000	79,701
7.750%, 11/15/29	20,000	26,943

		296,895

Total Materials		4,355,483

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	525,000	523,344
3.800%, 4/15/26	50,000	50,696
American Campus Communities Operating Partnership LP (REIT)
3.625%, 11/15/27	50,000	48,803
American Tower Corp. (REIT)
5.050%, 9/1/20	64,000	65,921
3.450%, 9/15/21	500,000	505,830
2.250%, 1/15/22	50,000	49,118
3.000%, 6/15/23	50,000	49,674
5.000%, 2/15/24	50,000	53,907
3.375%, 5/15/24	600,000	603,560
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23	50,000	52,590
Boston Properties LP (REIT)
3.200%, 1/15/25	100,000	98,931
2.750%, 10/1/26	50,000	47,516
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	500,000	510,785
3.950%, 11/15/27	25,000	24,590
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23	500,000	493,367
3.850%, 2/1/25	100,000	99,302
3.900%, 3/15/27	500,000	491,764
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	10,490
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	140,000	143,435
Corporate Office Properties LP (REIT)
5.000%, 7/1/25	100,000	103,702
Crown Castle International Corp. (REIT)
5.250%, 1/15/23	400,000	429,376
3.150%, 7/15/23	50,000	49,884
3.700%, 6/15/26	500,000	496,144
3.650%, 9/1/27	50,000	49,085
Digital Realty Trust LP (REIT)
3.400%, 10/1/20	400,000	401,850
3.625%, 10/1/22	27,000	27,276
Duke Realty LP (REIT)
3.250%, 6/30/26	30,000	29,534
EPR Properties (REIT)
4.500%, 4/1/25	500,000	509,140
ERP Operating LP (REIT)
3.000%, 4/15/23	75,000	75,402
Essex Portfolio LP (REIT)
3.875%, 5/1/24	25,000	25,579
4.000%, 3/1/29	25,000	25,507

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
GLP Capital LP (REIT)
4.875%, 11/1/20		$20,000	$20,380
5.375%, 11/1/23		10,000	10,486
5.250%, 6/1/25		410,000	429,475
5.375%, 4/15/26		15,000	15,779
5.750%, 6/1/28		10,000	10,779
HCP, Inc. (REIT)
3.150%, 8/1/22		36,000	35,952
4.250%, 11/15/23		70,000	72,652
Hospitality Properties Trust (REIT)
4.950%, 2/15/27		70,000	69,499
Host Hotels & Resorts LP (REIT)
Series C
4.750%, 3/1/23		36,000	37,646
Kilroy Realty LP (REIT)
3.450%, 12/15/24		25,000	24,738
4.375%, 10/1/25		1,000,000	1,025,568
Kimco Realty Corp. (REIT)
3.200%, 5/1/21		25,000	25,074
Liberty Property LP (REIT)
4.750%, 10/1/20		36,000	36,747
Life Storage LP (REIT)
3.875%, 12/15/27		25,000	24,546
Mid-America Apartments LP (REIT)
3.950%, 3/15/29		50,000	50,722
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22		27,000	27,624
Office Properties Income Trust (REIT)
4.500%, 2/1/25		100,000	95,486
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23		400,000	409,334
4.500%, 1/15/25		500,000	504,594
Prologis LP (REIT)
4.250%, 8/15/23		50,000	52,950
Public Storage (REIT)
3.094%, 9/15/27		600,000	586,060
Realty Income Corp. (REIT)
3.250%, 10/15/22		100,000	101,793
Simon Property Group LP (REIT)
2.350%, 1/30/22		50,000	49,572
3.300%, 1/15/26		75,000	75,327
3.375%, 6/15/27		75,000	75,269
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22		25,000	24,839
UDR, Inc. (REIT)
3.500%, 1/15/28		100,000	98,217
Unibail-Rodamco SE (REIT)
1.000%, 3/14/25(m)	EUR	500,000	576,870
Ventas Realty LP (REIT)
4.250%, 3/1/22		$40,000	41,312
3.250%, 8/15/22		36,000	36,250
3.500%, 4/15/24(x)		25,000	25,188
VEREIT Operating Partnership LP (REIT)
4.125%, 6/1/21		5,000	5,064
4.600%, 2/6/24		10,000	10,269
4.625%, 11/1/25		500,000	514,132
4.875%, 6/1/26		10,000	10,378
Vornado Realty LP (REIT)
5.000%, 1/15/22		45,000	47,630
Washington REIT (REIT)
3.950%, 10/15/22		36,000	36,752
WEA Finance LLC (REIT)
3.250%, 10/5/20§		500,000	503,301
Weingarten Realty Investors (REIT)
3.375%, 10/15/22		54,000	53,998
Welltower, Inc. (REIT)
4.000%, 6/1/25		100,000	102,900
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23		50,000	52,416

			12,153,670

Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24(m)	EUR	400,000	451,900
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 3/20/22§		$500,000	503,564

			955,464

Total Real Estate			13,109,134

Utilities (1.6%)
Electric Utilities (1.3%)
AEP Texas, Inc.
3.950%, 6/1/28		120,000	125,107
AEP Transmission Co. LLC
4.250%, 9/15/48		70,000	73,650
Alabama Power Co.
3.750%, 3/1/45		19,000	18,360
Series A
4.300%, 7/15/48		55,000	58,335
Series B
3.700%, 12/1/47		35,000	33,863
Alliant Energy Finance LLC
3.750%, 6/15/23§		30,000	30,602
American Electric Power Co., Inc.
2.150%, 11/13/20		25,000	24,738
3.200%, 11/13/27		25,000	24,457
Series I
3.650%, 12/1/21		15,000	15,284
Avangrid, Inc.
3.150%, 12/1/24		25,000	24,649
Baltimore Gas & Electric Co.
3.500%, 8/15/46		77,000	70,717
3.750%, 8/15/47		35,000	34,832
4.250%, 9/15/48		35,000	36,567
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48		80,000	82,090
DTE Electric Co.
2.650%, 6/15/22		45,000	44,685
Series A
4.050%, 5/15/48		90,000	92,671
Duke Energy Carolinas LLC
4.300%, 6/15/20		34,000	34,676
2.500%, 3/15/23		50,000	49,618
3.950%, 11/15/28		85,000	90,480
4.000%, 9/30/42		20,000	20,329
3.875%, 3/15/46		30,000	29,918
3.700%, 12/1/47		35,000	33,838
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 3.193%, 5/14/21(b)(k)§		500,000	500,613
3.050%, 8/15/22		400,000	402,275
3.750%, 4/15/24		300,000	308,794
2.650%, 9/1/26		75,000	71,480
Duke Energy Florida LLC
3.800%, 7/15/28		55,000	57,741
6.400%, 6/15/38		60,000	79,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.200%, 7/15/48	$30,000	$31,568
Duke Energy Progress LLC
3.000%, 9/15/21	25,000	25,191
3.250%, 8/15/25	105,000	106,725
3.700%, 9/1/28(x)	130,000	135,406
3.450%, 3/15/29	90,000	92,096
4.200%, 8/15/45	30,000	31,428
Electricite de France SA
2.350%, 10/13/20§	500,000	496,814
Emera US Finance LP
2.150%, 6/15/19	122,000	121,746
2.700%, 6/15/21	152,000	150,621
3.550%, 6/15/26	50,000	49,325
Entergy Arkansas LLC
3.750%, 2/15/21	924,000	936,176
Entergy Corp.
2.950%, 9/1/26	120,000	115,606
Entergy Louisiana LLC
5.400%, 11/1/24	20,000	22,539
4.200%, 9/1/48	75,000	77,078
4.200%, 4/1/50	10,000	10,451
Eversource Energy
Series L
2.900%, 10/1/24	150,000	148,760
Series M
3.300%, 1/15/28	150,000	148,470
Exelon Corp.
5.150%, 12/1/20	45,000	46,321
2.450%, 4/15/21	26,000	25,715
3.950%, 6/15/25	75,000	77,479
4.950%, 6/15/35	24,000	25,767
4.450%, 4/15/46	95,000	97,128
FirstEnergy Corp.
Series B
4.250%, 3/15/23	15,000	15,622
3.900%, 7/15/27	100,000	101,590
FirstEnergy Transmission LLC
4.350%, 1/15/25§	5,000	5,203
4.550%, 4/1/49(x)§	35,000	35,702
Florida Power & Light Co.
5.690%, 3/1/40	10,000	12,595
3.950%, 3/1/48	51,000	53,041
4.125%, 6/1/48	75,000	80,241
3.990%, 3/1/49	30,000	31,399
Fortis, Inc.
3.055%, 10/4/26	75,000	71,783
Indiana Michigan Power Co.
3.850%, 5/15/28	25,000	26,113
ITC Holdings Corp.
3.350%, 11/15/27	25,000	24,688
Kansas City Power & Light Co.
4.200%, 3/15/48	130,000	135,547
LG&E & KU Energy LLC
3.750%, 11/15/20	54,000	54,679
MidAmerican Energy Co.
4.400%, 10/15/44	44,000	47,831
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28§	30,000	30,956
Nevada Power Co.
Series BB
2.750%, 4/15/20	40,000	40,030
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.930%, 9/3/19(k)	800,000	800,232
2.900%, 4/1/22	600,000	599,175
2.800%, 1/15/23	75,000	74,267
3.625%, 6/15/23	50,000	50,700
3.550%, 5/1/27	25,000	25,131
Northern States Power Co.
3.400%, 8/15/42	80,000	73,065
4.000%, 8/15/45	30,000	30,948
4.200%, 9/1/48	25,000	25,710
NSTAR Electric Co.
2.375%, 10/15/22	45,000	44,364
Ohio Power Co.
Series G
6.600%, 2/15/33	65,000	82,983
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28	25,000	25,916
4.550%, 12/1/41	60,000	66,191
PacifiCorp
4.125%, 1/15/49	120,000	124,045
PECO Energy Co.
1.700%, 9/15/21	100,000	97,627
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	48,224
Public Service Co. of Colorado
3.200%, 11/15/20	45,000	45,149
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	50,101
3.650%, 9/1/28	90,000	93,291
Southern California Edison Co.
Series C
3.500%, 10/1/23	50,000	49,805
Series D
3.400%, 6/1/23	25,000	24,756
Southern Co. (The)
2.350%, 7/1/21	650,000	643,126
2.950%, 7/1/23	25,000	24,896
3.250%, 7/1/26	100,000	97,873
Southwestern Electric Power Co.
Series M
4.100%, 9/15/28	45,000	46,722
Tampa Electric Co.
2.600%, 9/15/22	60,000	59,423
4.300%, 6/15/48	15,000	14,824
4.450%, 6/15/49	55,000	56,833
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	136,000	138,570
Union Electric Co.
3.500%, 3/15/29	55,000	56,192
Virginia Electric & Power Co.
4.450%, 2/15/44	39,000	41,218
Series A
3.500%, 3/15/27	164,000	166,483
Series B
4.200%, 5/15/45	126,000	129,049
Series C
2.750%, 3/15/23	190,000	188,769
4.000%, 11/15/46	25,000	24,921
Wisconsin Electric Power Co.
2.950%, 9/15/21	45,000	45,305
Wisconsin Power & Light Co.
3.050%, 10/15/27	75,000	74,436
Xcel Energy, Inc.
3.350%, 12/1/26	100,000	100,130

		10,550,106

Gas Utilities (0.1%)
Atmos Energy Corp.
4.125%, 3/15/49	20,000	20,610
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	54,000	55,316
3.550%, 4/1/23	500,000	509,833

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24		$100,000	$100,955
National Fuel Gas Co.
3.950%, 9/15/27		50,000	48,017

			734,731

Independent Power and Renewable Electricity Producers (0.0%)
PSEG Power LLC
5.125%, 4/15/20		36,000	36,748
TransAlta Corp.
4.500%, 11/15/22		27,000	27,318

			64,066

Multi-Utilities (0.2%)
Ameren Corp.
2.700%, 11/15/20		50,000	49,796
Ameren Illinois Co.
3.800%, 5/15/28		50,000	52,416
Berkshire Hathaway Energy Co.
3.750%, 11/15/23		50,000	51,792
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	24,779
Consumers Energy Co.
3.375%, 8/15/23		87,000	89,385
4.050%, 5/15/48		40,000	42,667
Dominion Energy, Inc.
4.104%, 4/1/21(e)		40,000	40,641
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54(k)		50,000	50,875
Series B
2.750%, 9/15/22		45,000	44,495
DTE Energy Co.
Series D
3.700%, 8/1/23		65,000	66,419
NiSource, Inc.
2.650%, 11/17/22		30,000	29,528
3.490%, 5/15/27		115,000	114,458
Sempra Energy
2.400%, 3/15/20		400,000	398,042
(ICE LIBOR USD 3 Month + 0.45%), 3.061%, 3/15/21(k)		600,000	594,665
2.875%, 10/1/22		32,000	31,498
2.900%, 2/1/23		100,000	98,292
Southern Co. Gas Capital Corp.
3.500%, 9/15/21		45,000	45,340
WEC Energy Group, Inc.
3.375%, 6/15/21		20,000	20,214

			1,845,302

Total Utilities			13,194,205

Total Corporate Bonds			256,345,216

Foreign Government Securities (1.4%)
Canadian Government Bond
2.000%, 11/15/22		100,000	98,885
Export Development Canada
1.750%, 7/21/20		75,000	74,279
1.500%, 5/26/21(x)		100,000	98,120
2.750%, 3/15/23		50,000	50,656
Export-Import Bank of Korea
4.000%, 1/29/21		182,000	185,788
2.750%, 1/25/22		100,000	99,725
Iraq Government AID Bond
2.149%, 1/18/22		200,000	198,419
Japan Bank for International Cooperation
2.375%, 11/16/22		200,000	198,383
2.375%, 4/20/26		200,000	194,625
2.250%, 11/4/26		50,000	47,995
3.500%, 10/31/28(x)		200,000	210,291
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	593,346
Province of Alberta Canada
2.200%, 7/26/22		100,000	98,978
3.350%, 11/1/23		150,000	155,059
Province of British Columbia
2.000%, 10/23/22		50,000	49,275
Province of Manitoba
2.050%, 11/30/20		100,000	99,255
Province of New Brunswick Canada
2.500%, 12/12/22		25,000	24,851
Province of Ontario
4.400%, 4/14/20		45,000	45,792
2.450%, 6/29/22		45,000	44,939
2.200%, 10/3/22		100,000	98,938
3.200%, 5/16/24		162,000	165,771
Province of Quebec
3.500%, 7/29/20		91,000	92,197
2.625%, 2/13/23		102,000	102,416
2.500%, 4/20/26		50,000	48,865
2.750%, 4/12/27		50,000	49,100
Republic of Chile
3.125%, 1/21/26(x)		100,000	101,500
Republic of Colombia
4.000%, 2/26/24		200,000	205,600
3.875%, 4/25/27		390,000	396,435
7.000%, 6/30/32	COP	1,113,800,000	353,541
Republic of Hungary
6.375%, 3/29/21		$200,000	212,816
5.375%, 3/25/24		160,000	174,932
Republic of Panama
3.875%, 3/17/28		200,000	207,971
Republic of Peru
4.125%, 8/25/27(x)		205,000	223,655
6.150%, 8/12/32(m)	PEN	2,700,000	854,318
Republic of Philippines
4.000%, 1/15/21		$136,000	138,677
3.000%, 2/1/28		300,000	296,250
Republic of Poland
5.125%, 4/21/21		45,000	47,167
4.000%, 1/22/24		75,000	78,270
Republic of Uruguay
8.000%, 11/18/22		45,000	51,177
4.375%, 10/27/27		200,000	210,700
Russian Federal Bond
6.900%, 5/23/29	RUB	37,532,000	519,608
State of Israel
2.875%, 3/16/26		$200,000	199,500
State of Qatar
4.500%, 4/23/28§		500,000	535,625
5.103%, 4/23/48§		500,000	547,748
Svensk Exportkredit AB
2.375%, 3/9/22		200,000	199,633
Tokyo Metropolitan Government Bond
2.500%, 6/8/22§		900,000	893,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
United Mexican States
3.625%, 3/15/22		$192,000	$195,360
4.000%, 10/2/23		150,000	154,313
4.150%, 3/28/27		696,000	707,136
7.500%, 6/3/27	MXN	601,700	30,020
3.750%, 1/11/28(x)		$200,000	196,600
8.500%, 5/31/29	MXN	3,541,000	187,033
7.750%, 11/23/34		712,200	34,972
5.750%, 10/12/10		$34,000	34,850

Total Foreign Government Securities			11,115,265

Loan Participations (0.3%)
Industrials (0.3%)
Aerospace & Defense (0.0%)
Avolon Holdings Ltd.
(ICE LIBOR USD 1 Month + 2.00%), 4.488%, 1/15/25(k)		424,088	420,329

Building Products (0.1%)
Ply Gem, Inc.
(ICE LIBOR USD 3 Month + 3.75%), 6.547%, 4/1/25(k)		992,500	942,875

Trading Companies & Distributors (0.2%)
AerCap Holdings NV (ICE LIBOR USD 3 Month + 1.75%), 4.351%, 10/6/23(k)		1,300,000	1,297,400

Total Industrials			2,660,604

Total Loan Participations			2,660,604

Mortgage-Backed Securities (25.0%)
FHLMC
3.000%, 9/1/27		28,028	28,346
3.000%, 7/1/28		14,698	14,865
2.500%, 1/1/29		40,951	40,971
3.000%, 1/1/30		31,838	32,220
2.500%, 3/1/30		27,579	27,515
2.500%, 5/1/30		75,611	75,436
3.000%, 5/1/30		63,318	64,136
3.000%, 6/1/30		121,489	122,983
2.500%, 7/1/30		29,351	29,281
3.000%, 7/1/30		62,182	62,924
2.500%, 8/1/30		89,054	88,823
3.000%, 8/1/30		20,494	20,742
2.500%, 9/1/30		111,712	111,383
3.500%, 9/1/30		56,132	57,728
2.500%, 4/1/31		97,978	97,690
3.500%, 4/1/31		4,338	4,462
4.670%, 11/1/31(l)		1,675	1,757
2.500%, 4/15/34 TBA		393,000	390,759
3.000%, 4/15/34 TBA		542,000	547,166
5.500%, 2/1/35		10,310	11,268
4.500%, 2/1/39		24,791	26,304
4.500%, 12/1/39		10,649	11,310
4.000%, 8/1/40		12,592	13,145
4.000%, 9/1/40		25,741	26,895
3.500%, 12/1/40		51,664	52,751
4.000%, 4/1/41		577	603
4.500%, 5/1/41		67,846	71,977
5.500%, 6/1/41		41,483	45,249
5.000%, 11/1/41		115,107	124,106
3.500%, 4/1/42		78,348	80,560
3.500%, 5/1/42		2,210	2,258
3.500%, 8/1/42		107,574	110,364
3.500%, 10/1/42		22,052	22,582
3.500%, 11/1/42		52,602	53,774
3.000%, 12/1/42		117,311	117,504
3.000%, 1/1/43		58,591	58,669
3.000%, 3/1/43		58,685	58,763
3.000%, 4/1/43		412,336	412,884
3.500%, 6/1/43		32,135	32,979
3.000%, 7/1/43		298,100	298,589
3.500%, 7/1/43		10,903	11,231
3.000%, 8/1/43		175,060	175,293
4.500%, 9/1/43		90,401	95,264
4.500%, 11/1/43		27,234	28,649
3.500%, 12/1/43		238,641	245,227
4.500%, 12/1/43		78,154	82,534
3.500%, 1/1/44		1,063,929	1,093,760
3.500%, 4/1/44		106,347	109,415
4.000%, 4/1/44		51,653	54,051
3.500%, 6/1/44		12,558	12,905
4.000%, 7/1/44		18,948	19,691
4.000%, 8/1/44		81,367	85,373
3.500%, 12/1/44		281,694	287,795
3.000%, 1/1/45		4,093,877	4,089,082
3.000%, 7/1/45		2,109,402	2,105,613
3.500%, 8/1/45		454,378	466,776
3.500%, 9/1/45		6,861	7,052
4.000%, 9/1/45		52,022	54,632
4.000%, 10/1/45		75,942	79,206

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 12/1/45	$21,881	$22,956
3.500%, 1/1/46	49,542	50,754
3.500%, 3/1/46	35,641	36,491
3.500%, 5/1/46	40,682	41,653
3.500%, 7/1/46	396,676	407,004
4.000%, 7/1/46	50,238	52,381
4.000%, 8/1/46	28,830	30,061
4.000%, 9/1/46	4,224	4,404
4.000%, 10/1/46	8,044	8,390
3.000%, 12/1/46	355,259	354,783
4.000%, 1/1/47	478,718	500,195
4.000%, 2/1/47	173,211	180,657
3.500%, 3/1/47	103,991	106,601
3.500%, 7/1/47	17,206	17,664
4.500%, 7/1/47	88,686	94,695
3.500%, 8/1/47	3,362,760	3,417,735
4.000%, 8/1/47	188,723	197,838
3.500%, 10/1/47	88,907	91,139
3.500%, 12/1/47	82,345	84,412
3.500%, 1/1/48	27,756	28,400
4.500%, 8/1/48	430,835	460,025
3.000%, 4/15/49 TBA	3,490,392	3,475,122
3.500%, 4/15/49 TBA	2,000,000	2,028,203
4.000%, 5/15/49 TBA	3,000,000	3,085,195
FNMA
5.000%, 2/1/24(l)	94	97
2.500%, 9/1/27	33,382	33,380
4.485%, 1/1/28(l)	9,617	9,833
2.500%, 4/1/28	9,300	9,300
2.500%, 8/1/28	25,062	25,037
3.500%, 3/1/29	36,361	37,362
3.000%, 4/1/29	45,413	45,949
3.500%, 4/1/29	88,735	91,204
3.000%, 5/1/29	52,741	53,381
3.000%, 6/1/29	48,233	48,788
3.500%, 7/1/29	49,216	50,570
3.000%, 9/1/29	44,573	45,086
3.500%, 9/1/29	49,644	51,041
3.000%, 10/1/29	28,157	28,499
3.500%, 12/1/29	35,612	36,614
3.000%, 1/1/30	221,490	224,038
2.500%, 2/1/30	13,412	13,394
3.000%, 3/1/30	43,548	44,077
2.500%, 4/1/30	29,448	29,391
3.000%, 4/1/30	36,613	37,035
2.500%, 5/1/30	14,500	14,459
3.000%, 5/1/30	21,144	21,400
2.500%, 7/1/30	41,934	41,797
3.000%, 7/1/30	79,539	80,463
2.500%, 8/1/30	145,907	145,471
3.000%, 8/1/30	204,097	206,413
3.500%, 8/1/30	114,800	118,025
2.500%, 9/1/30	60,654	60,442
3.000%, 9/1/30	84,238	85,242
2.500%, 11/1/30	130,393	129,908
2.500%, 3/1/31	16,593	16,592
3.000%, 3/1/31	11,495	11,620
2.500%, 6/1/31	37,504	37,338
2.500%, 7/1/31	27,050	26,930
2.500%, 8/1/31	4,033	4,015
3.000%, 8/1/31	225,951	228,692
4.000%, 8/1/31	13,103	13,640
3.000%, 9/1/31	26,845	27,154
2.000%, 10/1/31	12,017	11,744
2.500%, 10/1/31	210,394	209,462
2.000%, 11/1/31	151,176	147,852
2.500%, 11/1/31	89,681	89,284
2.000%, 12/1/31	15,597	15,242
2.500%, 2/1/32	6,159	6,132
3.500%, 2/1/32	122,207	125,587
2.000%, 3/1/32	96,710	94,511
2.500%, 3/1/32	22,314	22,215
3.500%, 4/1/32	266,919	274,429
3.500%, 5/1/32	189,019	194,337
3.000%, 6/1/32	53,712	54,313
2.500%, 8/1/32	153,838	153,157
3.000%, 9/1/32	50,792	51,408
2.500%, 2/1/33	265,956	265,028
2.310%, 3/1/33(l)	12,262	12,148
4.000%, 10/1/33	258,200	268,637
4.000%, 11/1/33	327,317	340,583
6.000%, 2/1/34	28,311	31,533
2.500%, 4/25/34 TBA	26,600	26,434
3.000%, 4/25/34 TBA	217,000	218,899
4.500%, 4/25/34 TBA	279,000	284,493
5.500%, 5/1/34	128,774	140,783
6.000%, 8/1/34	15,612	17,415
3.000%, 9/1/34	2,518,112	2,547,602
3.500%, 12/1/34	2,018,889	2,073,893
5.000%, 2/1/35	155,015	167,292
5.500%, 2/1/35	76,371	83,513
6.000%, 4/1/35	252,662	281,037
5.000%, 9/1/35	8,842	9,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 12/1/35	$44,056	$48,298
4.000%, 1/1/36	54,860	57,024
4.611%, 1/1/36(l)	151,570	158,542
3.000%, 10/1/36	5,021	5,069
3.000%, 11/1/36	51,036	51,549
3.000%, 12/1/36	75,810	76,572
6.000%, 2/1/38	12,216	13,733
6.000%, 3/1/38	3,838	4,333
6.000%, 5/1/38	12,715	14,305
6.000%, 10/1/38	3,959	4,459
6.000%, 12/1/38	5,282	5,959
5.500%, 1/1/39	20,132	22,151
4.000%, 5/1/39	574	595
4.000%, 6/1/39	15,015	15,668
4.000%, 7/1/39	20,909	21,668
4.500%, 7/1/39	179,301	190,274
6.000%, 7/1/39	16,718	18,471
5.500%, 9/1/39	53,976	58,731
5.500%, 12/1/39	32,089	34,916
5.500%, 3/1/40	3,718	4,071
6.500%, 5/1/40	104,534	119,017
4.000%, 7/1/40	47,442	49,504
4.500%, 7/1/40	41,564	44,068
4.000%, 8/1/40	86,401	90,129
4.500%, 8/1/40	68,075	72,177
4.000%, 9/1/40	83,629	87,238
4.000%, 10/1/40	280,062	292,361
4.000%, 11/1/40	15,189	15,844
4.000%, 12/1/40	1,025,013	1,069,315
4.579%, 12/1/40(l)	3,222	3,340
4.000%, 1/1/41	18,791	19,431
4.000%, 4/1/41	7,272	7,586
5.500%, 4/1/41	7,509	8,152
4.500%, 5/1/41	2,814	2,993
4.500%, 7/1/41	8,945	9,475
5.000%, 7/1/41	212,249	228,490
5.000%, 8/1/41	5,822	6,260
4.000%, 9/1/41	195,702	203,614
4.500%, 9/1/41	31,169	33,037
4.000%, 10/1/41	12,762	13,276
4.500%, 10/1/41	88,626	93,922
4.000%, 12/1/41	51,847	54,424
3.500%, 1/1/42	40,050	41,041
4.000%, 1/1/42	81,862	85,343
4.000%, 2/1/42	45,203	47,026
3.500%, 4/1/42	20,716	21,179
3.500%, 5/1/42	11,455	11,773
4.000%, 5/1/42	96,067	99,852
3.500%, 6/1/42	6,034	6,191
4.000%, 6/1/42	25,160	26,151
3.500%, 7/1/42	5,362	5,501
4.000%, 7/1/42	171,037	179,343
3.000%, 8/1/42	225,648	226,034
3.500%, 8/1/42	9,917	10,132
4.000%, 8/1/42	14,096	14,651
4.500%, 8/1/42	25,988	27,404
3.500%, 9/1/42	51,433	52,553
4.000%, 9/1/42	24,615	25,585
4.500%, 9/1/42	142,369	150,959
3.500%, 10/1/42	40,451	41,332
3.000%, 12/1/42	62,083	62,188
3.500%, 12/1/42	58,839	60,067
4.000%, 12/1/42	105,866	110,760
3.000%, 1/1/43	123,908	124,180
4.000%, 1/1/43	40,909	42,559
3.000%, 2/1/43	238,796	239,244
3.500%, 2/1/43	50,337	51,724
3.000%, 3/1/43	476,547	477,290
3.500%, 3/1/43	63,414	65,109
4.000%, 3/1/43	16,050	16,762
3.000%, 4/1/43	331,816	332,380
3.500%, 4/1/43	2,534	2,587
3.000%, 5/1/43	447,552	448,541
3.500%, 5/1/43	13,730	14,074
3.000%, 6/1/43	82,019	82,244
3.500%, 6/1/43	56,735	58,298
3.000%, 7/1/43	652,472	653,928
3.500%, 7/1/43	190,041	194,865
3.000%, 8/1/43	44,714	44,735
3.500%, 8/1/43	161,398	165,882
4.500%, 9/1/43	193,875	205,080
4.000%, 10/1/43	187,246	194,769
3.500%, 11/1/43	110,722	113,046
4.500%, 12/1/43	33,538	35,240
5.000%, 12/1/43	295,728	318,181
4.500%, 1/1/44	53,028	55,710
4.500%, 4/1/44	410,741	435,107
3.500%, 5/1/44	501,337	516,092
3.500%, 6/1/44	445,419	454,631
3.500%, 7/1/44	52,799	54,221
4.000%, 8/1/44	508,325	533,892
3.000%, 10/1/44	2,471,572	2,472,711
3.500%, 12/1/44	1,443,215	1,455,926
4.000%, 12/1/44	39,959	41,871
3.500%, 2/1/45	4,002,943	4,039,093
4.000%, 2/1/45	43,256	45,217
3.000%, 4/1/45	2,800,743	2,776,652
3.000%, 5/1/45	3,746,101	3,713,879
4.000%, 5/1/45	44,991	47,227
3.500%, 7/1/45	139,117	142,553
3.500%, 10/1/45	97,558	99,271
4.000%, 10/1/45	251,275	263,277
3.500%, 11/1/45	170,127	174,656
4.000%, 11/1/45	93,458	97,969
4.500%, 11/1/45	18,787	20,011
3.500%, 12/1/45	38,677	39,755
4.000%, 12/1/45	197,703	206,831
4.500%, 12/1/45	78,640	83,157
4.000%, 1/1/46	42,540	44,196
4.000%, 2/1/46	70,589	73,766
3.500%, 3/1/46	53,870	55,118
3.500%, 4/1/46	108,917	111,015
3.500%, 5/1/46	34,661	35,464
3.000%, 6/1/46	69,722	69,617
3.500%, 6/1/46	152,667	156,111
4.000%, 6/1/46	170,035	176,259
3.000%, 8/1/46	3,750	3,747
3.500%, 8/1/46	68,424	70,010
3.000%, 9/1/46	87,758	87,645
3.500%, 9/1/46	75,040	76,846
3.000%, 11/1/46	193,389	193,031
3.500%, 11/1/46	163,134	167,052
4.000%, 11/1/46	49,420	51,767
3.000%, 12/1/46	3,519,710	3,506,327
3.500%, 12/1/46	321,916	329,860
3.000%, 1/1/47	17,637	17,617
3.500%, 1/1/47	351,009	360,120
4.000%, 1/1/47	28,085	29,499
2.500%, 2/1/47	2,599,287	2,521,748
3.000%, 2/1/47	127,701	127,499
3.500%, 2/1/47	40,487	41,476
3.000%, 3/1/47	127,787	127,508
4.000%, 3/1/47	6,960,407	7,277,904
3.500%, 5/1/47	97,029	99,315
3.500%, 6/1/47	60,119	61,550
3.500%, 7/1/47	42,276	43,295
4.000%, 8/1/47	85,251	88,903
3.500%, 10/1/47	86,470	88,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 11/1/47	$54,257	$55,583
3.500%, 12/1/47	496,100	507,349
3.500%, 1/1/48	321,549	328,915
4.000%, 1/1/48	2,657,870	2,749,284
4.000%, 3/1/48	154,940	162,738
4.000%, 4/1/48	95,936	100,692
4.500%, 4/1/48	56,308	60,476
4.500%, 5/1/48	815,755	869,755
3.500%, 6/1/48	4,027,256	4,085,378
4.500%, 7/1/48	34,727	37,202
4.000%, 8/1/48	500,134	520,214
3.000%, 4/25/49 TBA	1,207,623	1,202,056
5.000%, 4/25/49 TBA	2,217,000	2,343,958
3.000%, 5/25/49 TBA	40,600,000	40,371,625
3.500%, 5/25/49 TBA	21,300,000	21,570,410
4.000%, 5/25/49 TBA	17,560,000	18,044,271
4.500%, 5/25/49 TBA	6,679,000	6,953,726
GNMA
3.750%, 7/20/27(l)	721	733
5.500%, 4/15/33	1,066	1,158
5.000%, 12/15/38	7,590	8,081
4.000%, 4/20/39	3,350	3,498
5.000%, 7/15/39	42,427	45,374
4.000%, 7/20/39	8,015	8,377
5.000%, 10/20/39	8,092	8,656
4.500%, 12/20/39	3,299	3,489
4.500%, 1/20/40	4,111	4,347
4.500%, 2/20/40	3,230	3,415
4.500%, 5/20/40	292	308
4.000%, 10/20/40	43,879	45,847
4.000%, 11/20/40	134,546	140,581
5.000%, 12/15/40	27,257	29,150
4.000%, 12/20/40	52,971	55,314
4.000%, 1/20/41	44,953	46,941
4.000%, 3/15/41	33,999	35,505
4.500%, 7/20/41	18,291	19,295
3.500%, 1/15/42	25,976	26,697
4.500%, 2/15/42	254,540	269,332
5.000%, 7/20/42	19,708	21,082
3.500%, 4/15/43	42,491	43,671
3.500%, 4/20/43	84,209	86,558
3.500%, 2/20/44	310,256	318,620
5.000%, 7/20/44	3,022	3,231
4.000%, 10/20/44	1,500	1,560
3.500%, 1/20/45	1,449,533	1,470,039
3.000%, 2/15/45	63,792	64,409
3.000%, 4/20/45	174,056	175,467
3.500%, 5/20/45	79,676	81,675
3.000%, 6/20/45	372,014	374,796
3.000%, 7/15/45	674,621	680,089
3.000%, 10/20/45	88,676	89,339
3.500%, 3/20/46	1,572,047	1,610,006
3.000%, 4/20/46	882,277	887,773
3.500%, 4/20/46	1,567,760	1,605,615
3.500%, 5/20/46	76,778	78,584
3.000%, 6/20/46	159,525	160,519
3.500%, 6/20/46	967,596	990,355
3.000%, 7/20/46	247,959	249,503
3.500%, 7/20/46	340,808	348,825
3.000%, 8/20/46	26,818	26,986
3.000%, 9/20/46	591,835	595,336
3.500%, 9/20/46	1,108,660	1,134,737
3.000%, 10/20/46	18,500	18,610
3.500%, 10/20/46	102,803	105,294
3.000%, 12/20/46	55,369	55,696
4.500%, 9/20/48	62,325	65,105
3.000%, 4/15/49 TBA	827,500	831,056
3.500%, 4/15/49 TBA	1,000,000	1,021,406
4.000%, 4/15/49 TBA	722,500	745,981
4.500%, 4/15/49 TBA	1,529,500	1,588,171
5.000%, 4/15/49 TBA	265,000	276,821
5.500%, 4/15/49 TBA	250,000	266,055
4.000%, 5/15/49 TBA	4,225,000	4,358,517
5.000%, 5/15/49 TBA	1,300,000	1,357,332

Total Mortgage-Backed Securities		202,621,059

Municipal Bonds (1.5%)
American Municipal Power, Inc.
OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2009A
6.449%, 2/15/44	55,000	74,064
American Municipal Power, Inc.,
Revenue Bonds, Class B
7.834%, 2/15/41	20,000	30,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Arizona Board of Regents Arizona State University System Revenue Refunding Bonds, Series 2017B
5.000%, 7/1/43	$20,000	$23,344
Berks County Industrial Development Authority Health System Revenue Bonds, Series 2017
5.000%, 11/1/47	30,000	33,744
5.000%, 11/1/50	20,000	22,430
California Infrastructure and Economic Development Bank Revenue Bonds, Series 2017
7.300%, 10/1/39	25,000	36,176
City & County of Denver, Series A-1
5.000%, 8/1/48	50,000	57,324
City and County of Denver, Colorado Dedicated Tax Revenue Refunding and Improvement Bonds Series 2016A
5.000%, 8/1/44	40,000	45,966
City of Atlanta, Georgia Water and Wastewater Revenue Refunding Bonds, Series 2015
5.000%, 11/1/40	20,000	22,789
City of Atlanta, Georgia Water and Wastewater Revenue Refunding Bonds, Series 2018A
5.000%, 11/1/41	20,000	23,557
City of Aurora, Colorado Acting by and Through Its Utility Enterprise First Lien Water Refunding Bonds, Series 2016
5.000%, 8/1/41	50,000	58,030
5.000%, 8/1/46	30,000	34,651
City Of Chicago Chicago O’Hare International Airport General Airport Senior Lien Revenue Bonds, Series 2018C
4.472%, 1/1/49	20,000	21,970
City of Chicago Taxable General Obligation Bonds, Series 2015B
5.633%, 1/1/20	300,000	303,837
City of Cleveland, Ohio Various Purpose General Obligation Bonds, Series 2018
5.000%, 12/1/43	70,000	81,483
City of Columbia, South Carolina Waterworks and Sewer System Revenue Bonds, Series 2018
5.000%, 2/1/42	20,000	23,655
City of New York General Obligation Bonds Fiscal, Tax-Exempt Bonds, Series 2018 Subseries F-1
5.000%, 4/1/43	110,000	129,117
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	105,000	139,687
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375%, 6/15/43	230,000	243,650
5.500%, 6/15/43	270,000	287,056
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	45,000	61,516
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	45,000	59,588
City of San Antonio, Water System, Series C
5.000%, 5/15/46	150,000	172,554
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	25,000	36,021
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841%, 8/1/21	145,000	155,093
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	60,000	79,832
County of Miami-Dade, Florida Aviation Revenue, Series C
4.062%, 10/1/31	25,000	26,288
District of Columbia General Obligation Bonds, Series 2016A
5.000%, 6/1/41	180,000	207,853
Dutchess County Local Development Corporation Health Quest Systems, Inc. Project Revenue Bonds, Series 2016B
5.000%, 7/1/46	450,000	503,955
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995%, 7/1/20	50,000	50,264
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	35,000	39,389
Grand Parkway Transportation Corp., Series A
5.000%, 10/1/43	40,000	47,084
Health and Educational Facilities Authority of The State of Missouri Taxable Educational Facilities Revenue Bonds, Series 2016A
3.651%, 1/15/46	15,000	15,139
Hospital Authority Of The City Of Dubois Hospital Revenue Bonds, Series 2018
5.000%, 7/15/43	20,000	22,603
Housing & Community Development Authority, Series A, GNMA COLL
3.800%, 7/1/38	10,000	10,307

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Idaho Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group, Series A
5.000%, 12/1/47	$20,000	$22,855
Indiana Finance Authority First Lien Wastewater Utility Revenue Bonds, Series 2015A
5.000%, 10/1/45	40,000	44,896
Indiana Finance Authority First Lien Wastewater Utility Revenue Bonds, Series 2016A
5.000%, 10/1/46	130,000	147,616
King County, Washington Sewer Revenue Refunding Bonds, Series A
5.000%, 7/1/47	30,000	33,444
Las Vegas Valley Water District, Series A
5.000%, 6/1/46	230,000	262,862
Long Island Power Authority Electric System General Revenue Bonds, Series 2017
5.000%, 9/1/47	70,000	80,655
Los Angeles Department of Water & Power Power System Revenue Bonds
6.603%, 7/1/50	25,000	37,462
Louisiana Public Facilities Authority Revenue Bonds, Series 2018E
5.000%, 7/1/48	20,000	22,678
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds, Series 2016
5.000%, 5/1/41	20,000	22,802
Massachusetts Development Finance Agency
5.000%, 7/1/44	40,000	44,785
Massachusetts Development Finance Agency Revenue Bonds, Caregroup Issue, Series J-2
5.000%, 7/1/43	30,000	34,054
5.000%, 7/1/48	30,000	33,892
5.000%, 7/1/53	30,000	33,600
Mesquite Independent School District, PSF-GTD
5.000%, 8/15/43	180,000	210,929
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Bonds, Series 2015A
5.000%, 7/1/45	20,000	23,133
Metropolitan Transportation Authority Transportation Revenue Bonds, Series 2015A Subseries 1
5.000%, 11/15/45	10,000	11,123
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	45,000	61,369
Michigan Finance Authority
5.000%, 12/1/47	20,000	21,676
Michigan State Housing Development Authority Rental Housing Revenue Bonds, Series A
4.000%, 10/1/43	10,000	10,355
4.050%, 10/1/48	10,000	10,305
4.150%, 10/1/53	30,000	30,941
Michigan State Housing Development Authority Rental Housing Revenue Bonds, Series B
3.550%, 10/1/33	10,000	10,294
New Hope Cultural Education Facilities Finance Corporation Hospital Revenue Bonds, Series 2017A
5.000%, 8/15/47	20,000	22,935
New Jersey Economic Development Authority, Revenue Bonds, Series B, AGM
(Zero Coupon), 2/15/22	800,000	726,992
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875%, 12/15/39	1,670,000	1,681,657
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	56,000	84,113
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	48,768
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018 Series C-1-A
3.700%, 11/1/38	20,000	20,496
4.000%, 11/1/53	50,000	51,057
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018 Series C-1-B
3.850%, 11/1/43	50,000	51,298
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds, Series 2014 C-1-A
4.200%, 11/1/44	210,000	215,996
New York City Municipal Water Finance Authority Water and System Revenue Bonds
5.440%, 6/15/43	25,000	32,254
New York City Municipal Water Finance Authority Water and System Revenue Bonds, Series 2018-CC-1
5.000%, 6/15/48	80,000	92,782
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Series 2019 B, Subseries B-3
3.900%, 8/1/31	70,000	73,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Subseries 2018C-4
3.550%, 5/1/25	$75,000	$77,978
North Carolina Turnpike Authority Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds, Series 2018, AGM
5.000%, 1/1/35	20,000	23,732
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue and Refunding Bonds, Series 2014
5.000%, 11/15/49	180,000	202,657
Pennsylvania Higher Education Assistance Agency Series 2009-1 A1 A1
(ICE LIBOR USD 3 Month + 0.90%), 3.671%, 7/25/29(k)	239,454	241,305
Pennsylvania Turnpike Commission Turnpike Revenue Bonds, Series 2016 A-1
5.000%, 12/1/46	20,000	22,584
Pennsylvania Turnpike Commission, Revenue Bonds, Subseries B
5.000%, 12/1/48	40,000	45,722
Putnam County Development Authority Pollution Control Revenue Refunding Bonds, Series 2018A
5.000%, 3/15/42	40,000	45,919
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	545,000	586,823
Rutgers The State University of New Jersey
5.665%, 5/1/40	110,000	136,430
Sacramento County Sanitation Districts Financing Authority, Revenue Various Refunding Sacramento, Series B, NATL-RE
(ICE LIBOR USD 3 Month + 0.53%, 12.00% Cap), 2.290%, 12/1/35(k)	30,000	29,371
Salt River Project Agricultural Improvement & Power District
5.000%, 1/1/36	30,000	36,159
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project Electric System Revenue Bonds, Series 2015A
5.000%, 12/1/45	50,000	56,858
San Diego County Regional Airport Authority Subordinate Airport Revenue Bonds, Series 2017A
5.000%, 7/1/47	20,000	23,185
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	110,000	168,258
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	75,000	73,992
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	106,536
State of California, Various Purposes, General Obligation Bonds, Series 2009
6.200%, 10/1/19	36,000	36,664
7.550%, 4/1/39	110,000	167,059
State of Colorado Building Excellent Schools Today Certificates Of Participation, Series 2018N
5.000%, 3/15/38	310,000	366,094
State of Illinois General Obligation Bonds, Series 2017A
5.000%, 12/1/24	10,000	10,946
State of Illinois General Obligation Bonds, Series 2017D
5.000%, 11/1/22	10,000	10,781
5.000%, 11/1/24	60,000	65,616
5.000%, 11/1/25	160,000	176,393
5.000%, 11/1/26	60,000	66,220
State of Illinois General Obligation Bonds, Series 2018A
5.000%, 5/1/20	20,000	20,568
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	200,000	196,524
State of Minnesota, Series A
5.000%, 8/1/36	70,000	85,490
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389%, 3/15/40	45,000	54,382
State of Washington, Washington Various Purpose General Obligation Bonds, Series 2018C
5.000%, 2/1/39	120,000	142,342
State of West Virginia General Obligation State Road Bonds, Series 2018 B
5.000%, 12/1/40	20,000	23,794
Tennessee Housing Development Agency
3.750%, 7/1/38	10,000	10,365
3.850%, 7/1/43	10,000	10,247
3.950%, 1/1/49	10,000	10,274
Texas Transportation Commission State of Texas Highway Improvement General Obligation Bonds, Series 2016
5.000%, 4/1/40	20,000	23,098
5.000%, 4/1/43	30,000	34,494
The Central Puget Sound Regional Transit Authority Sales Tax Improvement and Refunding Bonds, Series 2015S-1
5.000%, 11/1/50	20,000	22,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
The Commonwealth of Massachusetts General Obligation Bonds Consolidated Loan of 2018, Series A
5.000%, 1/1/46	$100,000	$116,625
5.000%, 1/1/48	70,000	81,465
The Commonwealth of Massachusetts Massachusetts General Obligation Bonds Consolidated Loan of 2017, Series F
5.000%, 11/1/46	150,000	174,991
The Health And Educational Facilities Board Of The Metropolitan Government Of Nashville And Davidson County, Tennessee Revenue Bonds, Series 2016A
5.000%, 7/1/40	10,000	11,201
The Metropolitan St. Louis Sewer District Wastewater System Improvement and Refunding Revenue Bonds, Series 2017A
5.000%, 5/1/47	30,000	34,981
The Regents of The University of California General Revenue Bonds 2009, Series R
5.770%, 5/15/43	315,000	401,096
The Regents of The University of California Medical Center Pooled Revenue Bonds, Series 2016L
5.000%, 5/15/47	20,000	22,698
The Turnpike Authority Of Kentucky Economic Development Road Revenue And Revenue Refunding Bonds, Series 2010A
5.000%, 7/1/20	20,000	20,818
Triborough Bridge and Tunnel Authority General Revenue Bonds, Series 2017A
5.000%, 11/15/47	130,000	151,182
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	45,000	50,627
Utah Transit Authority Sales Tax Revenue Taxable, Series B
5.937%, 6/15/39	90,000	115,881
Washington Metropolitan Area Transit Authority Gross Revenue Transit Bonds, Series 2017B
5.000%, 7/1/36	10,000	11,835

Total Municipal Bonds		12,098,069

Supranational (0.6%)
African Development Bank
3.000%, 12/6/21	60,000	60,925
Asian Development Bank
2.125%, 11/24/21	50,000	49,677
2.000%, 2/16/22	100,000	98,987
1.875%, 2/18/22(x)	100,000	98,640
1.750%, 9/13/22	150,000	147,010
2.750%, 3/17/23(x)	85,000	86,246
2.625%, 1/12/27(x)	50,000	49,854
Corp. Andina de Fomento
2.200%, 7/18/20	100,000	99,010
Council of Europe Development Bank
2.500%, 2/27/24	30,000	30,125
European Bank for Reconstruction & Development
1.125%, 8/24/20	100,000	98,219
2.750%, 4/26/21	25,000	25,174
2.125%, 3/7/22	100,000	99,358
2.750%, 3/7/23	25,000	25,191
European Investment Bank
1.375%, 6/15/20	100,000	98,703
1.625%, 8/14/20	50,000	49,434
2.875%, 9/15/20	91,000	91,543
4.000%, 2/16/21	91,000	93,626
2.000%, 3/15/21	125,000	124,056
2.500%, 4/15/21	50,000	50,107
2.375%, 5/13/21	150,000	149,955
2.250%, 3/15/22	225,000	224,433
2.625%, 5/20/22	50,000	50,441
2.875%, 8/15/23	100,000	102,147
3.250%, 1/29/24	50,000	52,017
2.625%, 3/15/24	85,000	86,035
1.875%, 2/10/25	100,000	97,154
2.125%, 4/13/26	75,000	72,926
Inter-American Development Bank
1.625%, 5/12/20	175,000	173,394
1.375%, 7/15/20(x)	91,000	89,748
2.125%, 11/9/20	50,000	49,761
1.875%, 3/15/21(x)	100,000	99,045
1.750%, 4/14/22	100,000	98,260
1.750%, 9/14/22(x)	100,000	97,591
2.500%, 1/18/23	100,000	100,539
3.000%, 2/21/24	75,000	76,405
2.125%, 1/15/25	100,000	98,115
International Bank for Reconstruction & Development
1.875%, 4/21/20	250,000	248,373
2.125%, 11/1/20(x)	75,000	74,631
1.625%, 3/9/21	100,000	98,567
1.375%, 5/24/21	75,000	73,429
2.250%, 6/24/21	125,000	124,675
1.375%, 9/20/21(x)	100,000	97,640
2.125%, 2/13/23	68,000	67,236
1.750%, 4/19/23	100,000	97,463
2.500%, 3/19/24	100,000	101,059
2.500%, 7/29/25	75,000	75,301
3.125%, 11/20/25	25,000	26,074
1.875%, 10/27/26(x)	150,000	144,693
International Finance Corp.
1.625%, 7/16/20	100,000	98,937
1.125%, 7/20/21	100,000	97,201
2.875%, 7/31/23	30,000	30,576
Nordic Investment Bank
2.250%, 2/1/21(x)	200,000	199,272

Total Supranational		4,848,978

U.S. Government Agency Securities (0.4%)
FFCB
2.375%, 4/13/20	200,000	200,268
1.620%, 4/20/21	150,000	146,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
FHLB
4.125%, 3/13/20	$1,000	$1,016
2.625%, 5/28/20	200,000	200,734
1.830%, 7/29/20	75,000	74,545
1.800%, 8/28/20	100,000	99,258
2.625%, 10/1/20(x)	250,000	251,224
1.950%, 11/5/20	100,000	98,928
1.375%, 2/18/21(x)	100,000	98,409
2.160%, 8/17/22	75,000	74,225
2.875%, 9/13/24	75,000	76,843
FHLMC
1.375%, 4/20/20	200,000	197,905
1.375%, 5/1/20	91,000	89,965
1.875%, 11/17/20	100,000	99,283
2.000%, 11/20/20	100,000	99,057
2.375%, 2/16/21	250,000	250,381
2.375%, 1/13/22	300,000	300,712
FNMA
1.500%, 6/22/20	125,000	123,707
1.500%, 11/30/20	100,000	98,603
1.875%, 12/28/20	100,000	99,176
2.000%, 1/5/22	200,000	198,629
2.625%, 9/6/24(x)	82,000	83,220
2.125%, 4/24/26(x)	110,000	107,509
1.875%, 9/24/26	100,000	95,751
Tennessee Valley Authority
3.875%, 2/15/21	91,000	93,520
2.875%, 9/15/24	50,000	51,127

Total U.S. Government Agency Securities		3,310,755

U.S. Treasury Obligations (25.4%)
U.S. Treasury Bonds
7.875%, 2/15/21(x)	91,000	100,192
7.125%, 2/15/23	200,000	235,870
6.750%, 8/15/26	100,000	129,655
4.250%, 5/15/39	260,700	325,904
4.500%, 8/15/39	252,900	326,506
4.375%, 11/15/39	953,900	1,211,781
4.625%, 2/15/40	100,000	131,266
4.375%, 5/15/40	200,000	254,400
4.375%, 5/15/41	3,200,000	4,080,900
3.125%, 2/15/43	984,900	1,043,532
2.875%, 5/15/43	2,001,800	2,032,734
3.625%, 8/15/43	3,540,200	4,066,860
3.750%, 11/15/43	1,298,100	1,521,475
3.625%, 2/15/44	200,000	229,997
3.000%, 5/15/45	300,000	311,241
2.875%, 8/15/45	1,300,000	1,317,245
2.250%, 8/15/46	600,000	535,181
2.875%, 11/15/46	270,000	273,443
3.000%, 2/15/47	180,400	187,261
3.000%, 5/15/47	3,400,000	3,524,844
3.000%, 2/15/48	1,200,000	1,242,075
3.000%, 8/15/48#	2,243,000	2,322,977
3.000%, 2/15/49(x)	468,500	485,512
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/48 TIPS	816,592	833,134
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/26 TIPS	847,472	856,748
0.375%, 7/15/27 TIPS	1,337,700	1,326,957
0.750%, 7/15/28 TIPS	2,707,479	2,766,430
0.875%, 1/15/29 TIPS	4,186,854	4,318,772
U.S. Treasury Notes
1.250%, 8/31/19	2,526,500	2,513,690
1.000%, 10/15/19	2,526,500	2,506,920
1.625%, 6/30/20	1,579,100	1,564,173
1.875%, 6/30/20	100,000	99,364
1.625%, 7/31/20	2,179,100	2,157,386
1.500%, 8/15/20	350,000	345,830
2.625%, 8/15/20	789,000	791,506
1.375%, 8/31/20	1,050,000	1,035,394
2.125%, 8/31/20	500,000	498,360
2.625%, 8/31/20	2,482,000	2,490,464
1.375%, 9/15/20	1,700,000	1,676,751
1.375%, 9/30/20	800,000	788,388
2.000%, 9/30/20	375,000	373,037
1.625%, 10/15/20	600,000	593,433
1.375%, 10/31/20	725,000	714,085
1.750%, 10/31/20	350,000	346,735
1.750%, 11/15/20	1,700,000	1,684,129
2.625%, 11/15/20	1,261,000	1,266,438
1.625%, 11/30/20	1,780,000	1,759,412
2.000%, 11/30/20	1,200,000	1,193,343
1.875%, 12/15/20	3,000,000	2,977,441
1.750%, 12/31/20	600,000	594,110
2.375%, 12/31/20	600,000	600,478
2.000%, 1/15/21	1,100,000	1,093,941
1.375%, 1/31/21	1,900,000	1,868,027
2.125%, 1/31/21	1,975,000	1,968,365
2.500%, 1/31/21	750,000	752,601
2.250%, 2/15/21	550,000	549,424
3.625%, 2/15/21	500,000	511,975
1.125%, 2/28/21	500,000	489,023
2.000%, 2/28/21	250,000	248,584
2.500%, 2/28/21	744,600	747,538
2.375%, 3/15/21	1,350,000	1,352,247
1.250%, 3/31/21	1,550,000	1,519,363
2.250%, 3/31/21	800,000	799,566
1.375%, 4/30/21	1,350,000	1,325,373
2.250%, 4/30/21	450,000	449,722
2.625%, 5/15/21	2,963,100	2,983,795
3.125%, 5/15/21	636,000	646,857
1.375%, 5/31/21	525,000	515,029
2.000%, 5/31/21	500,000	497,031
1.125%, 6/30/21	3,703,700	3,613,451
2.125%, 6/30/21	1,900,000	1,893,870
1.125%, 7/31/21	2,020,000	1,967,890
2.250%, 7/31/21	2,218,700	2,217,504
2.125%, 8/15/21	1,952,000	1,945,275
1.125%, 8/31/21	400,000	389,353
2.000%, 8/31/21	400,000	397,472
1.125%, 9/30/21	400,000	389,281
2.125%, 9/30/21	1,452,700	1,447,911
1.250%, 10/31/21	575,000	560,526
2.000%, 10/31/21	350,000	347,720
2.000%, 11/15/21	537,000	533,635
1.750%, 11/30/21	500,000	493,535
1.875%, 11/30/21	550,000	544,573
2.000%, 12/31/21	500,000	496,906
2.125%, 12/31/21	500,000	498,332
2.500%, 1/15/22	78,000	78,522
1.500%, 1/31/22	475,000	465,326
1.875%, 1/31/22	500,000	494,910
2.000%, 2/15/22	352,000	349,729
2.500%, 2/15/22	1,093,000	1,100,924
1.750%, 2/28/22	475,000	468,417
1.875%, 2/28/22	475,000	470,072
2.375%, 3/15/22	292,000	293,255
1.750%, 3/31/22	500,000	492,918
1.875%, 3/31/22	500,000	494,914
1.750%, 4/30/22	600,000	591,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 4/30/22	$1,876,700	$1,856,276
1.750%, 5/15/22	478,000	470,927
1.750%, 5/31/22	780,000	768,391
1.875%, 5/31/22	3,000,000	2,966,906
1.750%, 6/30/22	650,000	640,255
2.125%, 6/30/22	325,000	323,890
1.875%, 7/31/22	450,000	444,769
1.625%, 8/15/22	378,000	370,449
1.625%, 8/31/22	300,000	293,981
1.875%, 8/31/22	2,300,000	2,272,688
1.750%, 9/30/22	650,000	639,331
1.875%, 9/30/22	450,000	444,670
1.875%, 10/31/22	500,000	493,758
2.000%, 10/31/22(v)	550,000	545,565
1.625%, 11/15/22	500,000	489,430
2.000%, 11/30/22	500,000	495,844
2.125%, 12/31/22	425,000	423,257
1.750%, 1/31/23	775,000	761,129
2.000%, 2/15/23	725,000	718,566
1.500%, 2/28/23	645,000	627,268
1.500%, 3/31/23	575,000	558,779
1.625%, 4/30/23	600,000	585,567
1.750%, 5/15/23	633,000	620,726
1.625%, 5/31/23	925,000	902,374
1.375%, 6/30/23	800,000	771,994
2.625%, 6/30/23	200,000	203,100
1.250%, 7/31/23	850,000	815,263
2.500%, 8/15/23	800,000	808,550
1.375%, 8/31/23	850,000	819,035
2.750%, 8/31/23	921,000	940,643
1.375%, 9/30/23	850,000	818,391
1.625%, 10/31/23	1,804,900	1,756,393
2.750%, 11/15/23	950,000	970,707
2.125%, 11/30/23	1,150,000	1,143,648
2.250%, 12/31/23	1,570,000	1,569,865
2.625%, 12/31/23	10,000	10,170
2.250%, 1/31/24	4,023,900	4,023,617
2.500%, 1/31/24	1,208,000	1,222,034
2.750%, 2/15/24	837,000	856,133
2.125%, 2/29/24	3,450,000	3,429,623
2.375%, 2/29/24(x)	1,187,600	1,195,394
2.125%, 3/31/24	2,306,000	2,293,155
2.000%, 4/30/24	3,141,600	3,102,723
2.500%, 5/15/24	1,037,000	1,048,812
2.000%, 5/31/24	2,316,600	2,287,642
2.000%, 6/30/24	550,000	542,786
2.125%, 7/31/24(z)	7,350,000	7,297,229
2.375%, 8/15/24	1,200,000	1,206,028
1.875%, 8/31/24	1,000,000	979,992
2.125%, 9/30/24	5,550,000	5,506,424
2.250%, 10/31/24	1,800,000	1,797,187
2.250%, 11/15/24	1,100,000	1,097,800
2.125%, 11/30/24	300,000	297,469
2.500%, 1/31/25	200,000	202,298
2.000%, 2/15/25	1,300,000	1,278,682
2.125%, 5/15/25	1,300,000	1,286,218
2.000%, 8/15/25	1,882,100	1,846,840
2.750%, 8/31/25	1,031,000	1,057,661
2.250%, 11/15/25	1,732,100	1,724,035
1.625%, 2/15/26	1,075,000	1,027,095
2.500%, 2/28/26(x)	419,300	424,030
1.625%, 5/15/26	1,000,000	953,781
1.500%, 8/15/26	990,000	933,616
2.000%, 11/15/26#	1,520,500	1,483,485
2.250%, 2/15/27	1,409,100	1,398,367
2.375%, 5/15/27	1,250,000	1,251,191
2.250%, 8/15/27	5,170,000	5,120,643
2.250%, 11/15/27	1,260,000	1,246,652
2.750%, 2/15/28	1,310,000	1,347,355
2.875%, 5/15/28	1,160,000	1,204,959
2.875%, 8/15/28	2,520,000	2,618,477
3.125%, 11/15/28	1,790,000	1,898,896
2.625%, 2/15/29(x)(z)	3,289,600	3,350,252

Total U.S. Treasury Obligations		205,100,765

Total Long-Term Debt Securities (110.9%) (Cost $909,710,510)		897,093,847

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	8,762,987	8,765,617

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $3,303,183, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $3,368,532.(xx)	3,302,481	3,302,481
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $200,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $204,043.(xx)	200,000	200,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $84,072, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $90,052.(xx)	84,054	84,054
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $800,170, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $816,000.(xx)	800,000	800,000

Total Repurchase Agreements		5,386,535

Total Short-Term Investments (1.8%) (Cost $14,152,151)		14,152,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Canada 10 Year Bond 05/17/2019 at CAD 160.00, American Style Notional Amount: CAD 1,300,000 Exchange Traded*	13	$48
U.S. Treasury 10 Year Note 05/24/2019 at USD 138.00, American Style Notional Amount: USD 5,800,000 Exchange Traded*	58	906
U.S. Treasury 30 Year Bond 05/24/2019 at USD 190.00, American Style Notional Amount: USD 1,600,000 Exchange Traded*	16	—
U.S. Treasury 30 Year Bond 05/24/2019 at USD 189.00, American Style Notional Amount: USD 2,200,000 Exchange Traded*	22	—
U.S. Treasury 30 Year Bond 05/24/2019 at USD 191.00, American Style Notional Amount: USD 3,900,000 Exchange Traded*	39	—

		954

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
U.S. Treasury 10 Year Note 04/26/2019 at USD 122.00, American Style Notional Amount: USD 5,700,000 Exchange Traded*	57	1,781
U.S. Treasury 10 Year Note 04/26/2019 at USD 122.50, American Style Notional Amount: USD 11,700,000 Exchange Traded*	117	5,485
U.S. Treasury 5 Year Note 05/24/2019 at USD 108.75, American Style Notional Amount: USD 4,500,000 Exchange Traded*	45	—
U.S. Treasury 5 Year Note 05/24/2019 at USD 108.25, American Style Notional Amount: USD 30,300,000 Exchange Traded*	303	—
U.S. Treasury 5 Year Note 05/24/2019 at USD 108.50, American Style Notional Amount: USD 15,900,000 Exchange Traded*	159	—

		7,266

Total Options Purchased (0.0%) (Cost $77,494)		8,220

Total Investments Before Securities Sold Short (112.7%) (Cost $923,940,155)		911,254,219

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-1.8%)
FNMA
2.000%, 4/25/34 TBA	$(213,000)	(207,525)
3.500%, 4/25/34 TBA	(237,144)	(242,499)
4.000%, 4/25/34 TBA	(370,000)	(381,042)
3.500%, 4/25/49 TBA	(3,060,392)	(3,101,516)
5.500%, 4/25/49 TBA	(197,000)	(210,205)
4.000%, 4/25/49 TBA	(6,067,000)	(6,239,530)
4.500%, 4/25/49 TBA	(3,465,000)	(3,610,097)
6.000%, 4/25/49 TBA	(38,000)	(40,990)
5.000%, 5/25/49 TBA	(113,000)	(119,330)
GNMA
3.500%, 4/15/49 TBA	(464,145)	(474,153)

Total Securities Sold Short (-1.8%) (Proceeds Received $14,552,235)		(14,626,887)

Total Investments after Securities Sold Short (110.9%) (Cost $909,387,920)		896,627,332
Other Assets Less Liabilities (-10.9%)		(88,063,508)

Net Assets (100%)		$808,563,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2019, the market value of these securities amounted to $132,384,429 or 16.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $173,930.

(b)	Rule 144A Illiquid Security. At March 31, 2019, the market value of these securities amounted to $2,573,573 or 0.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2019. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $9,459,997 or 1.2% of net assets.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $71,420.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $7,400,394. This was collateralized by $2,214,155 of various U.S. Government Agency Securities, ranging from 0.875% - 9.500%, maturing 4/1/19-4/1/49, U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/18/19-11/15/48 and by cash of $5,386,535 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2019.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

ARM — Adjustable Rate Mortgage

ARS — Argentina Peso

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CPI — Consumer Price Index

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL — Insured by National Public Finance Guarantee Corp.

PEN — Peruvian Sol

PIK — Payment-in Kind Security

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	27	5/2019	EUR	303	(19)
Euro-Bund	72	5/2019	EUR	808	(50)
Euro-OAT	7	5/2019	EUR	79	(5)
3 Month Euro Euribor	189	6/2019	EUR	53,164,345	9,112
Euro-Bund	102	6/2019	EUR	19,032,373	320,202
U.S. Treasury 2 Year Note	77	6/2019	USD	16,408,219	77,498
U.S. Treasury 5 Year Note	627	6/2019	USD	72,624,234	644,522
U.S. Treasury Long Bond	10	6/2019	USD	1,496,562	42,784
U.S. Treasury Ultra Bond	17	6/2019	USD	2,856,000	99,206
3 Month Eurodollar	74	12/2019	USD	18,050,450	47,979
3 Month Canadian Bankers Acceptance	13	3/2021	CAD	2,387,614	(143)
3 Month Sterling	15	3/2021	GBP	2,419,016	4,543
3 Month Canadian Bankers Acceptance	13	6/2021	CAD	2,387,735	(24)
3 Month Sterling	15	6/2021	GBP	2,418,161	4,545
3 Month Canadian Bankers Acceptance	13	9/2021	CAD	2,387,492	(266)
3 Month Sterling	15	9/2021	GBP	2,417,429	4,420
3 Month Canadian Bankers Acceptance	13	12/2021	CAD	2,387,006	(266)
3 Month Sterling	15	12/2021	GBP	2,416,574	4,175

					1,258,213

Short Contracts
Euro-Bund	(25)	4/2019	EUR	(35,055)	(23,867)
Euro-Bund	(14)	4/2019	EUR	(14,605)	(6,642)
3 Month Sterling	(15)	6/2019	GBP	(2,421,580)	(625)
Australia 10 Year Bond	(65)	6/2019	AUD	(6,394,834)	(131,107)
Canada 10 Year Bond	(14)	6/2019	CAD	(1,456,624)	(29,562)
Euro-BTP	(131)	6/2019	EUR	(19,025,519)	(479,642)
Euro-OAT	(34)	6/2019	EUR	(6,204,152)	(145,283)
Japan 10 Year Bond	(23)	6/2019	JPY	(31,809,438)	(170,111)
Long Gilt	(75)	6/2019	GBP	(12,637,346)	(209,132)
U.S. Treasury 10 Year Note	(34)	6/2019	USD	(4,223,438)	(56,257)
U.S. Treasury 10 Year Ultra Note	(22)	6/2019	USD	(2,921,188)	(44,517)
U.S. Treasury Long Bond	(96)	6/2019	USD	(14,367,000)	(367,072)
3 Month Sterling	(15)	9/2019	GBP	(2,421,824)	(1,613)
3 Month Sterling	(15)	12/2019	GBP	(2,421,580)	(2,723)
3 Month Eurodollar	(22)	3/2020	USD	(5,372,675)	(33,022)
3 Month Sterling	(15)	3/2020	GBP	(2,421,946)	(4,076)
3 Month Eurodollar	(109)	6/2020	USD	(26,643,688)	(120,213)
3 Month Eurodollar	(45)	9/2020	USD	(11,007,000)	(54,898)
3 Month Eurodollar	(101)	12/2020	USD	(24,708,388)	(119,399)

					(1,999,761)

					(741,548)

Forward foreign currency contracts outstanding as of March 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,300,000	USD	1,630,325	Goldman Sachs Bank USA	4/2/2019	2,790
USD	1,644,130	AUD	2,300,000	Goldman Sachs Bank USA	4/2/2019	11,015
USD	168,279	CAD	224,000	Bank of America	4/2/2019	659
USD	998,045	CAD	1,327,000	JPMorgan Chase Bank	4/2/2019	5,042
USD	133,764	EUR	118,000	Bank of America	4/2/2019	1,398
USD	650,386	EUR	575,000	Barclays Bank plc	4/2/2019	5,379
USD	5,200,683	EUR	4,557,000	JPMorgan Chase Bank	4/2/2019	88,868
USD	3,302,806	GBP	2,475,000	Barclays Bank plc	4/2/2019	79,243
USD	1,101,236	GBP	828,000	Goldman Sachs Bank USA	4/2/2019	22,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	135,449	GBP	103,000	JPMorgan Chase Bank	4/2/2019	1,297
USD	4,451,940	CAD	5,858,000	JPMorgan Chase Bank	4/4/2019	68,124
USD	1,638	JPY	181,000	Deutsche Bank AG	4/4/2019	4
CAD	9,450,000	USD	7,051,197	UBS AG	4/4/2019	20,682
RUB	17,767,723	USD	268,498	Bank of America**	4/15/2019	1,729
RUB	17,493,152	USD	262,579	HSBC Bank plc**	4/15/2019	3,471
CAD	2,545,000	USD	1,897,873	HSBC Bank plc	5/3/2019	8,071
USD	4,735,849	EUR	4,197,000	Bank of America	5/3/2019	15,503
JPY	477,900,000	USD	4,300,115	Barclays Bank plc	5/15/2019	27,427
USD	321,675	JPY	35,300,000	JPMorgan Chase Bank	5/15/2019	2,022
USD	109,975	MXN	2,142,671	Barclays Bank plc	5/30/2019	643
USD	182,051	MYR	740,401	Goldman Sachs Bank USA**	6/19/2019	1,001
MXN	26,549,000	USD	1,343,240	Barclays Bank plc	6/26/2019	5,903
USD	64,343	MXN	1,252,000	Bank of America	8/14/2019	1,200
USD	2,458	MXN	47,577	Barclays Bank plc	8/14/2019	59
USD	661,470	EUR	510,000	Deutsche Bank AG	12/13/2019	76,931
USD	665,754	EUR	510,000	Deutsche Bank AG	2/25/2020	77,820
JPY	67,710,000	USD	625,653	Citibank NA	3/16/2020	2,423
USD	675,634	JPY	67,710,000	Deutsche Bank AG	3/16/2020	47,559

Total unrealized appreciation						579,070

CAD	4,096,000	USD	3,104,147	HSBC Bank plc	4/2/2019	(39,082)
EUR	404,000	USD	453,979	Bank of America	4/2/2019	(792)
EUR	108,000	USD	123,098	Barclays Bank plc	4/2/2019	(1,949)
EUR	435,000	USD	489,711	Goldman Sachs Bank USA	4/2/2019	(1,750)
EUR	106,000	USD	119,801	HSBC Bank plc	4/2/2019	(895)
GBP	900,000	USD	1,183,419	Barclays Bank plc	4/2/2019	(11,214)
GBP	2,765,000	USD	3,626,931	HSBC Bank plc	4/2/2019	(25,657)
USD	2,562,257	CAD	3,445,000	HSBC Bank plc	4/4/2019	(15,799)
MXN	26,549,000	USD	1,366,790	JPMorgan Chase Bank	4/15/2019	(1,861)
USD	1,358,554	MXN	26,549,000	Barclays Bank plc	4/15/2019	(6,375)
USD	525,158	RUB	34,986,305	HSBC Bank plc**	4/15/2019	(6,942)
USD	1,631,291	AUD	2,300,000	Goldman Sachs Bank USA	5/3/2019	(2,821)
USD	69,549	AUD	98,000	JPMorgan Chase Bank	5/3/2019	(78)
JPY	256,400,000	USD	2,334,581	Goldman Sachs Bank USA	5/15/2019	(12,794)
MXN	1,030,865	USD	52,800	Barclays Bank plc	5/30/2019	(199)
ARS	10,290,220	USD	225,000	HSBC Bank plc**	5/31/2019	(5,498)
USD	1,343,419	MXN	26,549,000	Goldman Sachs Bank USA	6/26/2019	(5,724)
MXN	15,643,463	USD	797,038	HSBC Bank plc	8/14/2019	(8,068)
MXN	14,005,000	USD	711,329	JPMorgan Chase Bank	8/14/2019	(4,994)
USD	190,137	MXN	3,781,886	Goldman Sachs Bank USA	8/14/2019	(600)
USD	1,235,879	MXN	24,567,000	JPMorgan Chase Bank	8/14/2019	(3,145)
EUR	510,000	USD	623,995	JPMorgan Chase Bank	12/13/2019	(39,457)
EUR	510,000	USD	628,496	JPMorgan Chase Bank	2/25/2020	(40,562)

Total unrealized depreciation						(236,256)

Net unrealized appreciation						342,814

**	Non-deliverable forward.

Written Put Options Contracts as of March 31, 2019 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	46	USD (4,600,000)	USD 122.50	4/26/2019	(2,156)

						(2,156)

Total Written Options Contracts (Premiums Received ($17,427))						(2,156)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$64,909,091	$—	$64,909,091
Collateralized Mortgage Obligations	—	99,797,816	—	99,797,816
Commercial Mortgage-Backed Securities	—	34,286,229	—	34,286,229
Corporate Bonds
Communication Services	—	19,649,943	—	19,649,943
Consumer Discretionary	—	9,626,504	—	9,626,504
Consumer Staples	—	14,404,107	—	14,404,107
Energy	—	19,739,606	—	19,739,606
Financials	—	103,151,712	282,681	103,434,393
Health Care	—	22,132,981	—	22,132,981
Industrials	—	15,624,295	—	15,624,295
Information Technology	—	21,074,565	—	21,074,565
Materials	—	4,355,483	—	4,355,483
Real Estate	—	13,109,134	—	13,109,134
Utilities	—	13,194,205	—	13,194,205
Foreign Government Securities	—	11,115,265	—	11,115,265
Forward Currency Contracts	—	579,070	—	579,070
Futures	1,258,986	—	—	1,258,986
Loan Participations
Industrials	—	2,660,604	—	2,660,604
Mortgage-Backed Securities	—	202,621,059	—	202,621,059
Municipal Bonds	—	12,098,069	—	12,098,069
Options Purchased
Call Options Purchased	954	—	—	954
Put Options Purchased	7,266	—	—	7,266
Short-Term Investments
Investment Company	8,765,617	—	—	8,765,617
Repurchase Agreements	—	5,386,535	—	5,386,535
Supranational	—	4,848,978	—	4,848,978
U.S. Government Agency Securities	—	3,310,755	—	3,310,755
U.S. Treasury Obligations	—	205,100,765	—	205,100,765

Total Assets	$10,032,823	$902,776,771	$282,681	$913,092,275

Liabilities:
Forward Currency Contracts	—	(236,256)	—	(236,256)
Futures	(2,000,534)	—	—	(2,000,534)
Mortgage-Backed Securities	—	(14,626,887)	—	(14,626,887)
Options Written
Put Options Written	(2,156)	—	—	(2,156)

Total Liabilities	$(2,002,690)	$(14,863,143)	$—	$(16,865,833)

Total	$8,030,133	$887,913,628	$282,681	$896,226,442

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,497,470
Aggregate gross unrealized depreciation	(27,666,488)

Net unrealized depreciation	$(15,169,018)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$911,395,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.2%)
Cogent Communications Holdings, Inc.	2,009	$108,988
Ooma, Inc.*	1,167	15,451
ORBCOMM, Inc.(x)*	3,355	22,747
Vonage Holdings Corp.*	10,128	101,685
Zayo Group Holdings, Inc.*	10,626	301,991

		550,862

Entertainment (1.2%)
Electronic Arts, Inc.*	1,956	198,788
Eros International plc*	846	7,733
Glu Mobile, Inc.*	5,503	60,203
IMAX Corp.*	12,356	280,234
Liberty Media Corp.-Liberty Braves, Class A*	454	12,685
Liberty Media Corp.-Liberty Braves, Class C*	1,625	45,126
Lions Gate Entertainment Corp., Class A(x)	153	2,393
Lions Gate Entertainment Corp., Class B	349	5,270
Live Nation Entertainment, Inc.*	6,469	411,040
LiveXLive Media, Inc.(x)*	1,513	8,140
Madison Square Garden Co. (The), Class A*	83	24,330
Rosetta Stone, Inc.*	114	2,491
Spotify Technology SA(x)*	7,073	981,732
Take-Two Interactive Software, Inc.*	2,697	254,516
World Wrestling Entertainment, Inc., Class A	2,027	175,903

		2,470,584

Interactive Media & Services (1.0%)
Care.com, Inc.*	881	17,409
Cargurus, Inc.*	2,290	91,737
Liberty TripAdvisor Holdings, Inc., Class A*	3,674	52,134
Match Group, Inc.(x)	2,420	136,996
QuinStreet, Inc.*	2,384	31,922
Travelzoo*	219	2,935
TripAdvisor, Inc.*	11,689	601,399
TrueCar, Inc.*	4,346	28,857
Yelp, Inc.*	14,112	486,864
Zillow Group, Inc., Class A*	1,843	63,031
Zillow Group, Inc., Class C(x)*	15,069	523,497

		2,036,781

Media (0.4%)
AMC Networks, Inc., Class A*	2,018	114,542
Cable One, Inc.	202	198,239
Cardlytics, Inc.(x)*	254	4,201
Central European Media Enterprises Ltd., Class A(x)*	3,912	15,570
Entravision Communications Corp., Class A	603	1,954
Hemisphere Media Group, Inc.*	400	5,640
Interpublic Group of Cos., Inc. (The)	2,040	42,860
Loral Space & Communications, Inc.*	583	21,017
MDC Partners, Inc., Class A*	2,645	5,951
New York Times Co. (The), Class A	4,894	160,768
Nexstar Media Group, Inc., Class A	2,050	222,158
Sinclair Broadcast Group, Inc., Class A	1,574	60,568
TechTarget, Inc.*	920	14,968
Tribune Publishing Co.*	782	9,220

		877,656

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,997	46,490
Gogo, Inc.(x)*	2,482	11,144
Shenandoah Telecommunications Co.	2,246	99,633

		157,267

Total Communication Services		6,093,150

Consumer Discretionary (16.0%)
Auto Components (0.4%)
Dana, Inc.	6,489	115,115
Dorman Products, Inc.*	1,230	108,351
Fox Factory Holding Corp.*	1,651	115,388
Gentex Corp.	8,465	175,056
LCI Industries	1,185	91,032
Modine Manufacturing Co.*	345	4,785
Shiloh Industries, Inc.*	12	66
Stoneridge, Inc.*	1,123	32,410
Tenneco, Inc., Class A	3,142	69,627
Visteon Corp.*	841	56,641

		768,471

Automobiles (0.1%)
Thor Industries, Inc.	1,991	124,178
Winnebago Industries, Inc.	1,412	43,984

		168,162

Distributors (0.2%)
Core-Mark Holding Co., Inc.	183	6,795
Funko, Inc., Class A*	480	10,426
Pool Corp.	1,855	306,019

		323,240

Diversified Consumer Services (2.2%)
American Public Education, Inc.*	59	1,777
Bright Horizons Family Solutions, Inc.*	7,405	941,250
Career Education Corp.*	3,099	51,196
Carriage Services, Inc.	352	6,776
Chegg, Inc.*	19,444	741,205
frontdoor, Inc.*	4,061	139,780
Grand Canyon Education, Inc.*	17,633	2,019,155
H&R Block, Inc.	1,698	40,650
Houghton Mifflin Harcourt Co.*	460	3,344
Service Corp. International	3,754	150,723
ServiceMaster Global Holdings, Inc.*	6,296	294,023
Sotheby’s*	1,527	57,644
Strategic Education, Inc.	990	129,997
Weight Watchers International, Inc.*	1,661	33,469

		4,610,989

Hotels, Restaurants & Leisure (5.0%)
Belmond Ltd., Class A*	548	13,662
BJ’s Restaurants, Inc.	943	44,585
Bloomin’ Brands, Inc.	3,786	77,424
Bluegreen Vacations Corp.(x)	349	5,186
Boyd Gaming Corp.	3,429	93,817
Brinker International, Inc.	1,336	59,292
Carrols Restaurant Group, Inc.*	1,399	13,948
Cheesecake Factory, Inc. (The)	2,034	99,503
Chipotle Mexican Grill, Inc.*	1,873	1,330,411
Choice Hotels International, Inc.	1,662	129,204
Churchill Downs, Inc.	1,678	151,456
Chuy’s Holdings, Inc.*	629	14,322
Cracker Barrel Old Country Store, Inc.(x)	890	143,833
Dave & Buster’s Entertainment, Inc.	8,976	447,633
Denny’s Corp.*	2,069	37,966
Dine Brands Global, Inc.	467	42,632
Domino’s Pizza, Inc.	1,950	503,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Drive Shack, Inc.*	2,415	$10,843
Dunkin’ Brands Group, Inc.	3,905	293,265
Eldorado Resorts, Inc.*	3,014	140,724
Empire Resorts, Inc.(x)*	111	1,116
Extended Stay America, Inc.	5,223	93,753
Fiesta Restaurant Group, Inc.*	879	11,524
Golden Entertainment, Inc.*	826	11,696
Hilton Grand Vacations, Inc.*	32,147	991,735
International Game Technology plc	249	3,234
Jack in the Box, Inc.	216	17,509
Lindblad Expeditions Holdings, Inc.(x)*	1,005	15,326
Marriott Vacations Worldwide Corp.	6,814	637,109
Monarch Casino & Resort, Inc.*	409	17,963
Nathan’s Famous, Inc.	144	9,850
Noodles & Co.(x)*	675	4,590
Norwegian Cruise Line Holdings Ltd.*	10,897	598,899
Papa John’s International, Inc.(x)	485	25,681
Penn National Gaming, Inc.*	1,519	30,532
Planet Fitness, Inc., Class A*	21,970	1,509,778
PlayAGS, Inc.*	1,181	28,261
Potbelly Corp.*	1,080	9,191
RCI Hospitality Holdings, Inc.	323	7,419
Red Rock Resorts, Inc., Class A	3,374	87,218
Ruth’s Hospitality Group, Inc.	1,354	34,649
Scientific Games Corp., Class A(x)*	2,542	51,908
SeaWorld Entertainment, Inc.*	2,516	64,812
Shake Shack, Inc., Class A*	1,127	66,662
Six Flags Entertainment Corp.	3,357	165,668
Texas Roadhouse, Inc.	3,189	198,324
Vail Resorts, Inc.	4,772	1,036,956
Wendy’s Co. (The)	8,563	153,192
Wingstop, Inc.	6,497	493,967
Wyndham Destinations, Inc.	4,577	185,323
Wyndham Hotels & Resorts, Inc.	4,511	225,505

		10,442,351

Household Durables (1.1%)
Cavco Industries, Inc.*	434	51,008
Century Communities, Inc.(x)*	50	1,198
GoPro, Inc., Class A(x)*	5,262	34,203
Hamilton Beach Brands Holding Co., Class A(x)	298	6,395
Helen of Troy Ltd.*	94	10,900
Hooker Furniture Corp.	239	6,890
Hovnanian Enterprises, Inc., Class A(x)*	44	481
Installed Building Products, Inc.*	1,004	48,694
iRobot Corp.(x)*	1,233	145,112
KB Home	851	20,569
La-Z-Boy, Inc.	938	30,945
Lennar Corp., Class A	8,341	409,460
LGI Homes, Inc.(x)*	846	50,963
Lovesac Co. (The)(x)*	100	2,781
M/I Homes, Inc.*	18,468	491,618
Meritage Homes Corp.*	113	5,052
NVR, Inc.*	147	406,749
PulteGroup, Inc.	3,734	104,403
Purple Innovation, Inc.(x)*	373	1,731
Roku, Inc.(x)*	1,984	127,988
Skyline Champion Corp.	1,693	32,167
Sonos, Inc.*	430	4,425
Taylor Morrison Home Corp., Class A*	802	14,236
Tempur Sealy International, Inc.*	2,223	128,200
Toll Brothers, Inc.	3,194	115,623
TopBuild Corp.*	1,622	105,138
TRI Pointe Group, Inc.*	428	5,410
Turtle Beach Corp.(x)*	362	4,112
Vuzix Corp.(x)*	956	2,925
William Lyon Homes, Class A(x)*	256	3,935
ZAGG, Inc.*	1,245	11,292

		2,384,603

Internet & Direct Marketing Retail (1.8%)
1-800-Flowers.com, Inc., Class A*	345	6,289
Duluth Holdings, Inc., Class B(x)*	14,520	346,157
Etsy, Inc.*	14,168	952,373
Gaia, Inc.(x)*	325	2,974
Groupon, Inc.*	21,884	77,688
GrubHub, Inc.*	10,680	741,940
Leaf Group Ltd.*	542	4,347
Liberty Expedia Holdings, Inc., Class A*	160	6,848
Overstock.com, Inc.(x)*	1,030	17,119
PetMed Express, Inc.(x)	909	20,707
Quotient Technology, Inc.*	4,100	40,467
Remark Holdings, Inc.(x)*	1,243	2,299
Shutterfly, Inc.*	1,531	62,220
Shutterstock, Inc.	855	39,869
Stamps.com, Inc.*	805	65,535
Wayfair, Inc., Class A(x)*	9,821	1,457,927

		3,844,759

Leisure Products (0.4%)
Brunswick Corp.	389	19,578
Callaway Golf Co.	2,878	45,846
Johnson Outdoors, Inc., Class A	137	9,776
Malibu Boats, Inc., Class A*	936	37,047
Marine Products Corp.	346	4,661
MasterCraft Boat Holdings, Inc.*	877	19,794
Mattel, Inc.(x)*	3,840	49,920
Nautilus, Inc.*	1,235	6,867
Polaris Industries, Inc.	6,993	590,419
Sturm Ruger & Co., Inc.	764	40,507
YETI Holdings, Inc.(x)*	403	12,191

		836,606

Multiline Retail (0.5%)
Big Lots, Inc.	445	16,919
Nordstrom, Inc.	5,539	245,821
Ollie’s Bargain Outlet Holdings, Inc.*	8,545	729,145

		991,885

Specialty Retail (3.2%)
American Eagle Outfitters, Inc.	6,896	152,884
America’s Car-Mart, Inc.*	102	9,317
Asbury Automotive Group, Inc.*	961	66,655
At Home Group, Inc.*	20,054	358,164
Boot Barn Holdings, Inc.*	16,337	480,961
Buckle, Inc. (The)(x)	273	5,110
Burlington Stores, Inc.*	8,817	1,381,448
Camping World Holdings, Inc., Class A(x)	1,483	20,628
Carvana Co.(x)*	1,482	86,045
Children’s Place, Inc. (The)	728	70,820
Conn’s, Inc.(x)*	437	9,990
Five Below, Inc.*	9,831	1,221,502
Floor & Decor Holdings, Inc., Class A(x)*	18,598	766,610
Hudson Ltd., Class A*	1,816	24,970
Kirkland’s, Inc.*	106	745
Lithia Motors, Inc., Class A	4,925	456,794
Lumber Liquidators Holdings, Inc.(x)*	1,099	11,100
MarineMax, Inc.*	533	10,212
Michaels Cos., Inc. (The)*	697	7,960
Monro, Inc.	1,457	126,060
Murphy USA, Inc.*	242	20,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
National Vision Holdings, Inc.*	16,711	$525,227
Party City Holdco, Inc.*	230	1,826
RH(x)*	4,008	412,624
RTW RetailWinds, Inc.*	856	2,054
Sally Beauty Holdings, Inc.*	1,413	26,013
Sleep Number Corp.*	1,491	70,077
Sportsman’s Warehouse Holdings, Inc.*	54,975	263,880
Tailored Brands, Inc.(x)	2,350	18,424
Tile Shop Holdings, Inc.	971	5,496
Tilly’s, Inc., Class A	117	1,302
Urban Outfitters, Inc.*	3,398	100,717
Williams-Sonoma, Inc.(x)	835	46,985
Winmark Corp.	118	22,254
Zumiez, Inc.*	261	6,496

		6,792,070

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	3,474	158,936
Carter’s, Inc.	2,081	209,744
Columbia Sportswear Co.	172	17,919
Crocs, Inc.*	3,030	78,022
Deckers Outdoor Corp.*	1,352	198,730
Fossil Group, Inc.(x)*	467	6,407
G-III Apparel Group Ltd.*	561	22,418
Hanesbrands, Inc.	16,860	301,457
Movado Group, Inc.	16	582
Oxford Industries, Inc.	830	62,466
Skechers U.S.A., Inc., Class A*	2,844	95,587
Steven Madden Ltd.	17,089	578,292
Superior Group of Cos., Inc.	470	7,811
Under Armour, Inc., Class A(x)*	4,437	93,798
Under Armour, Inc., Class C*	19,707	371,871
Wolverine World Wide, Inc.	4,389	156,819

		2,360,859

Total Consumer Discretionary		33,523,995

Consumer Staples (2.0%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A*	377	111,113
Castle Brands, Inc.(x)*	3,647	2,540
Celsius Holdings, Inc.(x)*	1,028	4,379
Coca-Cola Consolidated, Inc.	215	61,884
Craft Brew Alliance, Inc.*	532	7,438
MGP Ingredients, Inc.(x)	535	41,275
Monster Beverage Corp.*	17,819	972,561
National Beverage Corp.(x)	620	35,793
Primo Water Corp.*	1,565	24,195

		1,261,178

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club Holdings, Inc.*	3,426	93,872
Chefs’ Warehouse, Inc. (The)*	993	30,833
Performance Food Group Co.*	4,796	190,113
PriceSmart, Inc.	1,011	59,528
Smart & Final Stores, Inc.*	23,402	115,606
Sprouts Farmers Market, Inc.*	5,758	124,027
US Foods Holding Corp.*	559	19,515

		633,494

Food Products (0.9%)
B&G Foods, Inc.(x)	327	7,985
Calavo Growers, Inc.	724	60,707
Cal-Maine Foods, Inc.	569	25,395
Freshpet, Inc.*	1,310	55,400
Hostess Brands, Inc.*	13,900	173,750
J&J Snack Foods Corp.	719	114,206
John B Sanfilippo & Son, Inc.	389	27,957
Lamb Weston Holdings, Inc.	8,533	639,463
Lancaster Colony Corp.	627	98,245
Limoneira Co.	224	5,271
Nomad Foods Ltd.*	9,200	188,140
Post Holdings, Inc.*	1,743	190,684
Simply Good Foods Co. (The)*	10,900	224,431
Tootsie Roll Industries, Inc.(x)	130	4,833

		1,816,467

Household Products (0.1%)
Central Garden & Pet Co.(x)*	361	9,227
Central Garden & Pet Co., Class A*	1,407	32,713
Energizer Holdings, Inc.	1,669	74,988
Spectrum Brands Holdings, Inc.	841	46,070
WD-40 Co.	652	110,475

		273,473

Personal Products (0.1%)
elf Beauty, Inc.(x)*	1,023	10,844
Herbalife Nutrition Ltd.*	900	47,691
Inter Parfums, Inc.	737	55,916
Medifast, Inc.	572	72,958
Natural Health Trends Corp.	341	4,419
Nu Skin Enterprises, Inc., Class A	772	36,948
Revlon, Inc., Class A(x)*	320	6,202
USANA Health Sciences, Inc.*	579	48,561

		283,539

Tobacco (0.0%)
22nd Century Group, Inc.(x)*	5,254	8,984
Turning Point Brands, Inc.	362	16,685
Vector Group Ltd.	2,071	22,346

		48,015

Total Consumer Staples		4,316,166

Energy (1.5%)
Energy Equipment & Services (0.5%)
Cactus, Inc., Class A*	9,637	343,077
Covia Holdings Corp.(x)*	1,402	7,837
Independence Contract Drilling, Inc.*	929	2,573
ION Geophysical Corp.*	480	6,931
Keane Group, Inc.*	2,210	24,067
Key Energy Services, Inc.(x)*	451	1,831
Liberty Oilfield Services, Inc., Class A(x)	22,091	339,981
Mammoth Energy Services, Inc.	557	9,274
Oceaneering International, Inc.*	12,470	196,652
Profire Energy, Inc.*	1,040	1,862
ProPetro Holding Corp.*	3,484	78,529
RigNet, Inc.*	46	449
RPC, Inc.(x)	950	10,840
Select Energy Services, Inc., Class A(x)*	457	5,493
Solaris Oilfield Infrastructure, Inc., Class A(x)	1,189	19,547
TETRA Technologies, Inc.*	4,781	11,188
US Silica Holdings, Inc.	2,149	37,307

		1,097,438

Oil, Gas & Consumable Fuels (1.0%)
Abraxas Petroleum Corp.*	6,930	8,662
Antero Resources Corp.*	5,934	52,397
Berry Petroleum Corp.	1,053	12,152
Callon Petroleum Co.*	42,000	317,100
Carrizo Oil & Gas, Inc.(x)*	4,364	54,419
Chesapeake Energy Corp.(x)*	6,734	20,875
CONSOL Energy, Inc.*	543	18,581
CVR Energy, Inc.	782	32,218
Delek US Holdings, Inc.	3,582	130,456
Denbury Resources, Inc.(x)*	10,057	20,617
Diamondback Energy, Inc.	1,410	143,157
Evolution Petroleum Corp.	1,271	8,579
Goodrich Petroleum Corp.*	287	3,903

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Isramco, Inc.*	2	$226
Jagged Peak Energy, Inc.*	2,893	30,290
Kosmos Energy Ltd.	2,973	18,522
Laredo Petroleum, Inc.*	2,191	6,770
Lilis Energy, Inc.(x)*	1,808	2,115
Matador Resources Co.(x)*	16,427	317,534
Montage Resources Corp.*	144	2,166
NextDecade Corp.(x)*	598	3,301
Northern Oil and Gas, Inc.(x)*	2,108	5,776
Panhandle Oil and Gas, Inc., Class A	434	6,814
Par Pacific Holdings, Inc.*	144	2,565
Parsley Energy, Inc., Class A*	8,725	168,393
Penn Virginia Corp.*	568	25,049
Renewable Energy Group, Inc.*	129	2,833
Ring Energy, Inc.*	43,160	253,349
SRC Energy, Inc.*	11,080	56,730
Tellurian, Inc.(x)*	4,004	44,845
Uranium Energy Corp.(x)*	7,476	10,466
WPX Energy, Inc.*	22,616	296,496
Zion Oil & Gas, Inc.(x)*	2,400	1,812

		2,079,168

Total Energy		3,176,606

Financials (5.6%)
Banks (2.2%)
Allegiance Bancshares, Inc.*	125	4,215
Amalgamated Bank, Class A	99	1,549
Ameris Bancorp	2,088	71,723
Atlantic Capital Bancshares, Inc.*	819	14,603
BancFirst Corp.	204	10,639
Bank of NT Butterfield & Son Ltd. (The)	2,650	95,082
Bankwell Financial Group, Inc.	30	875
Blue Hills Bancorp, Inc.	495	11,830
BOK Financial Corp.	285	23,242
Cadence Bancorp	21,315	395,393
Cambridge Bancorp	47	3,894
Capstar Financial Holdings, Inc.	139	2,007
Carolina Financial Corp.	705	24,386
Chemical Financial Corp.	8,411	346,197
City Holding Co.	80	6,095
Civista Bancshares, Inc.	180	3,929
ConnectOne Bancorp, Inc.	328	6,462
Customers Bancorp, Inc.*	452	8,276
Eagle Bancorp, Inc.*	1,176	59,035
East West Bancorp, Inc.	617	29,597
Enterprise Financial Services Corp.	370	15,085
Equity Bancshares, Inc., Class A*	219	6,307
Esquire Financial Holdings, Inc.*	133	3,027
Farmers & Merchants Bancorp, Inc.	366	11,017
FB Financial Corp.	383	12,164
Fifth Third Bancorp	11,165	281,581
First Financial Bankshares, Inc.	2,982	172,300
First Foundation, Inc.	559	7,586
German American Bancorp, Inc.	252	7,409
Glacier Bancorp, Inc.	589	23,601
Hanmi Financial Corp.	170	3,616
HarborOne Bancorp, Inc.*	362	6,226
Heritage Commerce Corp.	1,641	19,856
Home BancShares, Inc.	1,675	29,430
HomeTrust Bancshares, Inc.	271	6,829
Howard Bancorp, Inc.*	60	889
Independent Bank Corp./MA	136	11,017
Independent Bank Corp./MI	308	6,622
Independent Bank Group, Inc.	674	34,569
Investar Holding Corp.	114	2,589
Lakeland Financial Corp.	811	36,673
LegacyTexas Financial Group, Inc.	7,572	283,117
Live Oak Bancshares, Inc.	619	9,044
Malvern Bancorp, Inc.*	94	1,891
Metropolitan Bank Holding Corp.*	4,400	153,076
Midland States Bancorp, Inc.	505	12,150
National Bank Holdings Corp., Class A	450	14,967
National Commerce Corp.*	348	13,645
Old Line Bancshares, Inc.	103	2,568
Origin Bancorp, Inc.(x)	266	9,057
Pacific City Financial Corp.	119	2,077
Pacific Premier Bancorp, Inc.	701	18,598
People’s Utah Bancorp	707	18,644
Pinnacle Financial Partners, Inc.	9,590	524,573
Preferred Bank	641	28,826
Republic First Bancorp, Inc.*	445	2,336
Seacoast Banking Corp. of Florida*	370	9,750
ServisFirst Bancshares, Inc.	2,132	71,976
Signature Bank	1,508	193,130
Southern First Bancshares, Inc.*	60	2,032
Stock Yards Bancorp, Inc.	222	7,506
SVB Financial Group*	1,630	362,447
Synovus Financial Corp.	2,202	75,661
Texas Capital Bancshares, Inc.*	1,561	85,215
Tompkins Financial Corp.	32	2,434
TriCo Bancshares	91	3,575
TriState Capital Holdings, Inc.*	334	6,824
Triumph Bancorp, Inc.*	1,262	37,090
Union Bankshares, Inc.(x)	149	6,739
United Community Banks, Inc.	335	8,352
Veritex Holdings, Inc.	488	11,819
Washington Trust Bancorp, Inc.	207	9,967
West Bancorporation, Inc.	132	2,730
Western Alliance Bancorp*	11,164	458,171
Wintrust Financial Corp.	5,490	369,642

		4,637,051

Capital Markets (2.2%)
Artisan Partners Asset Management, Inc., Class A	2,188	55,072
Ashford, Inc.(x)*	25	1,388
Blucora, Inc.*	1,576	52,607
BrightSphere Investment Group plc	3,178	43,094
Cohen & Steers, Inc.	1,015	42,904
Cowen, Inc.(x)*	624	9,042
Diamond Hill Investment Group, Inc.	154	21,560
Donnelley Financial Solutions, Inc.*	751	11,175
Eaton Vance Corp.	5,301	213,683
Evercore, Inc., Class A	4,835	439,985
FactSet Research Systems, Inc.	1,759	436,707
Federated Investors, Inc., Class B	3,251	95,287
Focus Financial Partners, Inc., Class A(x)*	712	25,376
Greenhill & Co., Inc.	703	15,121
Hamilton Lane, Inc., Class A	764	33,295
Houlihan Lokey, Inc.	9,252	424,204
Ladenburg Thalmann Financial Services, Inc.	4,286	12,129
Lazard Ltd., Class A	13,091	473,109
LPL Financial Holdings, Inc.	3,961	275,884
MarketAxess Holdings, Inc.	1,722	423,750
Moelis & Co., Class A	2,042	84,968
Morningstar, Inc.	837	105,454
Piper Jaffray Cos.	41	2,986
PJT Partners, Inc., Class A	857	35,823
Pzena Investment Management, Inc., Class A	871	7,046
SEI Investments Co.	6,087	318,046
Siebert Financial Corp.(x)*	384	4,535
Silvercrest Asset Management Group, Inc., Class A	317	4,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Stifel Financial Corp.	7,536	$397,599
TD Ameritrade Holding Corp.	7,785	389,172
Value Line, Inc.	81	2,000
Virtu Financial, Inc., Class A	1,881	44,674
Virtus Investment Partners, Inc.	57	5,560
Westwood Holdings Group, Inc.	391	13,790
WisdomTree Investments, Inc.(x)	5,968	42,134

		4,563,676

Consumer Finance (0.4%)
Credit Acceptance Corp.*	475	214,667
Curo Group Holdings Corp.(x)*	517	5,186
Elevate Credit, Inc.*	951	4,127
Enova International, Inc.*	1,542	35,188
FirstCash, Inc.	1,957	169,280
Green Dot Corp., Class A*	2,295	139,192
OneMain Holdings, Inc.	262	8,319
PRA Group, Inc.*	7,100	190,351
Regional Management Corp.*	233	5,690
Santander Consumer USA Holdings, Inc.	717	15,150

		787,150

Diversified Financial Services (0.0%)
FGL Holdings	9,000	70,830
Marlin Business Services Corp.	122	2,623
On Deck Capital, Inc.*	2,046	11,089
Voya Financial, Inc.	513	25,630

		110,172

Insurance (0.6%)
Alleghany Corp.*	78	47,767
Ambac Financial Group, Inc.*	123	2,229
Axis Capital Holdings Ltd.	416	22,788
Brown & Brown, Inc.	641	18,916
Erie Indemnity Co., Class A	873	155,848
Everest Re Group Ltd.	761	164,346
FedNat Holding Co.	287	4,603
Global Indemnity Ltd.	88	2,673
Health Insurance Innovations, Inc., Class A(x)*	611	16,387
Heritage Insurance Holdings, Inc.	133	1,942
Investors Title Co.	15	2,368
James River Group Holdings Ltd.	578	23,166
Kemper Corp.	1,388	105,682
Kingstone Cos., Inc.	88	1,297
Kinsale Capital Group, Inc.	896	61,439
MBIA, Inc.*	411	3,913
National General Holdings Corp.	1,834	43,521
Navigators Group, Inc. (The)	85	5,939
Primerica, Inc.	1,985	242,468
RenaissanceRe Holdings Ltd.	167	23,965
RLI Corp.	1,520	109,060
Stewart Information Services Corp.	57	2,433
Trupanion, Inc.(x)*	1,216	39,812
United Fire Group, Inc.	116	5,070
United Insurance Holdings Corp.	731	11,623
Universal Insurance Holdings, Inc.	1,448	44,888

		1,164,143

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Granite Point Mortgage Trust, Inc. (REIT)	676	12,553

Thrifts & Mortgage Finance (0.2%)
Axos Financial, Inc.*	2,709	78,453
Essent Group Ltd.*	2,356	102,368
Federal Agricultural Mortgage Corp., Class C	140	10,140
FS Bancorp, Inc.	93	4,695
Greene County Bancorp, Inc.	100	3,036
Hingham Institution for Savings	29	4,988
Kearny Financial Corp.	1,339	17,233
LendingTree, Inc.(x)*	380	133,593
Merchants Bancorp	231	4,966
Meridian Bancorp, Inc.	420	6,590
Meta Financial Group, Inc.	1,276	25,112
NMI Holdings, Inc., Class A*	2,399	62,062
PCSB Financial Corp.	109	2,133
Sterling Bancorp, Inc.	711	7,210
Walker & Dunlop, Inc.	168	8,553
Waterstone Financial, Inc.	133	2,189
WSFS Financial Corp.	334	12,892

		486,213

Total Financials		11,760,958

Health Care (22.2%)
Biotechnology (9.6%)
Abeona Therapeutics, Inc.(x)*	1,262	9,288
ACADIA Pharmaceuticals, Inc.(x)*	5,377	144,372
Acceleron Pharma, Inc.(x)*	1,654	77,027
Achaogen, Inc.(x)*	1,333	608
Acorda Therapeutics, Inc.*	271	3,602
Adamas Pharmaceuticals, Inc.(x)*	547	3,889
ADMA Biologics, Inc.(x)*	834	3,161
Aduro Biotech, Inc.*	2,904	11,558
Aeglea BioTherapeutics, Inc.*	1,363	10,972
Agenus, Inc.(x)*	5,530	16,424
AgeX Therapeutics, Inc.(x)*	151	612
Agios Pharmaceuticals, Inc.(x)*	2,255	152,077
Aimmune Therapeutics, Inc.(x)*	9,109	203,586
Akebia Therapeutics, Inc.*	3,661	29,984
Albireo Pharma, Inc.(x)*	107	3,446
Alder Biopharmaceuticals, Inc.*	2,154	29,402
Aldeyra Therapeutics, Inc.(x)*	1,047	9,454
Alector, Inc.*	212	3,969
Alkermes plc*	7,239	264,151
Allakos, Inc.(x)*	543	21,991
Allena Pharmaceuticals, Inc.*	517	3,629
Allogene Therapeutics, Inc.(x)*	8,130	235,038
Alnylam Pharmaceuticals, Inc.*	3,921	366,417
Amicus Therapeutics, Inc.(x)*	20,754	282,254
AnaptysBio, Inc.*	1,037	75,753
Apellis Pharmaceuticals, Inc.*	1,860	36,270
Aptinyx, Inc.(x)*	489	1,980
Arbutus Biopharma Corp.*	525	1,880
Arcus Biosciences, Inc.*	1,107	13,826
Arena Pharmaceuticals, Inc.*	1,820	81,591
Argenx SE (ADR)*	1,100	137,324
ArQule, Inc.(x)*	5,370	25,722
Array BioPharma, Inc.*	30,498	743,541
Arrowhead Pharmaceuticals, Inc.*	4,288	78,685
Ascendis Pharma A/S (ADR)*	4,721	555,662
Assembly Biosciences, Inc.*	926	18,233
Atara Biotherapeutics, Inc.*	1,918	76,241
Athenex, Inc.(x)*	2,084	25,529
Athersys, Inc.(x)*	5,470	8,205
Audentes Therapeutics, Inc.(x)*	1,567	61,144
AVEO Pharmaceuticals, Inc.(x)*	2,676	2,195
Avid Bioservices, Inc.(x)*	2,277	9,677
Avrobio, Inc.*	486	10,716
BeiGene Ltd. (ADR)*	1,349	178,068
Bellicum Pharmaceuticals, Inc.(x)*	1,237	4,169
BioCryst Pharmaceuticals, Inc.(x)*	4,359	35,482
Biohaven Pharmaceutical Holding Co. Ltd.*	6,498	334,452
BioSpecifics Technologies Corp.*	250	15,583
BioTime, Inc.(x)*	1,513	1,982
Bluebird Bio, Inc.(x)*	2,382	374,760
Blueprint Medicines Corp.*	5,030	402,652
Calyxt, Inc.(x)*	230	4,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cara Therapeutics, Inc.(x)*	1,327	$26,036
CareDx, Inc.*	7,140	225,053
CASI Pharmaceuticals, Inc.(x)*	2,029	5,823
Catalyst Pharmaceuticals, Inc.(x)*	4,620	23,562
Celcuity, Inc.*	259	5,675
Cellular Biomedicine Group, Inc.(x)*	382	6,609
ChemoCentryx, Inc.*	1,108	15,390
Clovis Oncology, Inc.(x)*	2,177	54,033
Cohbar, Inc.(m)(x)*	1,007	3,283
Coherus Biosciences, Inc.(x)*	2,691	36,705
Constellation Pharmaceuticals, Inc.(x)*	781	10,583
Corbus Pharmaceuticals Holdings, Inc.(x)*	2,369	16,465
Corvus Pharmaceuticals, Inc.*	566	2,275
Crinetics Pharmaceuticals, Inc.(x)*	252	5,736
CTI BioPharma Corp.(x)*	2,303	2,234
Cue Biopharma, Inc.(x)*	796	6,153
Cytokinetics, Inc.*	1,854	14,999
CytomX Therapeutics, Inc.*	1,993	21,425
Deciphera Pharmaceuticals, Inc.(x)*	369	8,564
Denali Therapeutics, Inc.(x)*	2,056	47,740
Dicerna Pharmaceuticals, Inc.*	2,376	34,808
Dynavax Technologies Corp.(x)*	18,523	135,403
Eagle Pharmaceuticals, Inc.*	478	24,134
Editas Medicine, Inc.(x)*	2,111	51,614
Eidos Therapeutics, Inc.(x)*	621	14,562
Emergent BioSolutions, Inc.*	4,977	251,438
Enanta Pharmaceuticals, Inc.*	765	73,073
Epizyme, Inc.*	1,997	24,743
Equillium, Inc.(x)*	267	2,136
Esperion Therapeutics, Inc.(x)*	1,152	46,253
Evelo Biosciences, Inc.(x)*	706	5,648
Exact Sciences Corp.*	28,014	2,426,573
Exelixis, Inc.*	13,777	327,893
Fate Therapeutics, Inc.*	3,054	53,659
Fennec Pharmaceuticals, Inc.*	503	2,440
FibroGen, Inc.*	3,573	194,193
Flexion Therapeutics, Inc.*	1,522	18,995
Fortress Biotech, Inc.(x)*	1,422	2,531
Forty Seven, Inc.*	535	8,646
G1 Therapeutics, Inc.*	2,887	47,924
Galapagos NV*	3,033	353,496
Galapagos NV (ADR)*	451	53,119
Genomic Health, Inc.*	1,029	72,081
Geron Corp.(x)*	8,400	13,944
Global Blood Therapeutics, Inc.(x)*	4,750	251,418
GlycoMimetics, Inc.*	1,522	18,964
Gossamer Bio, Inc.*	5,603	121,417
Gritstone Oncology, Inc.(x)*	297	3,950
GTx, Inc.(x)*	205	246
Halozyme Therapeutics, Inc.*	5,694	91,673
Heron Therapeutics, Inc.(x)*	16,990	415,236
Homology Medicines, Inc.(x)*	830	23,016
Idera Pharmaceuticals, Inc.*	959	2,445
ImmunoGen, Inc.*	6,781	18,377
Immunomedics, Inc.(x)*	6,387	122,694
Incyte Corp.*	3,190	274,372
Inovio Pharmaceuticals, Inc.(x)*	3,999	14,916
Insmed, Inc.*	3,502	101,803
Insys Therapeutics, Inc.(x)*	1,177	5,438
Intellia Therapeutics, Inc.(x)*	1,504	25,688
Intercept Pharmaceuticals, Inc.(x)*	1,048	117,229
Intrexon Corp.(x)*	3,458	18,189
Invitae Corp.*	10,088	236,261
Ionis Pharmaceuticals, Inc.*	13,165	1,068,603
Iovance Biotherapeutics, Inc.*	36,139	343,682
Ironwood Pharmaceuticals, Inc.*	6,434	87,052
Jounce Therapeutics, Inc.*	553	3,429
Kadmon Holdings, Inc.(x)*	4,404	11,627
Karyopharm Therapeutics, Inc.*	1,983	11,581
Kezar Life Sciences, Inc.(x)*	481	8,533
Kindred Biosciences, Inc.*	1,462	13,407
Kiniksa Pharmaceuticals Ltd., Class A(x)*	453	8,181
Kodiak Sciences, Inc.*	444	2,899
Kura Oncology, Inc.*	1,337	22,181
La Jolla Pharmaceutical Co.(x)*	973	6,256
Lexicon Pharmaceuticals, Inc.(x)*	1,977	10,992
Ligand Pharmaceuticals, Inc.*	956	120,179
LogicBio Therapeutics, Inc.*	418	4,130
MacroGenics, Inc.*	1,778	31,968
Madrigal Pharmaceuticals, Inc.(x)*	1,355	169,727
Magenta Therapeutics, Inc.(x)*	550	9,059
MannKind Corp.(x)*	8,853	17,440
MediciNova, Inc.(x)*	1,944	16,096
MeiraGTx Holdings plc(x)*	459	7,909
Mersana Therapeutics, Inc.*	566	2,977
Minerva Neurosciences, Inc.*	1,241	9,754
Miragen Therapeutics, Inc.(x)*	1,142	3,186
Mirati Therapeutics, Inc.(x)*	981	71,907
Moderna, Inc.(x)*	1,094	22,263
Momenta Pharmaceuticals, Inc.*	4,460	64,804
Mustang Bio, Inc.(x)*	734	2,503
Myriad Genetics, Inc.*	2,828	93,890
Natera, Inc.*	1,550	31,961
Neon Therapeutics, Inc.*	1,251	8,081
Neurocrine Biosciences, Inc.*	8,639	761,096
NewLink Genetics Corp.(x)*	72	139
Novavax, Inc.(x)*	6,450	3,553
Nymox Pharmaceutical Corp.*	679	1,338
Organovo Holdings, Inc.*	5,545	5,501
Ovid therapeutics, Inc.*	611	1,081
Palatin Technologies, Inc.(x)*	8,838	8,663
Pfenex, Inc.*	22,705	140,317
Pieris Pharmaceuticals, Inc.(x)*	2,398	8,033
PolarityTE, Inc.(x)*	421	4,505
Portola Pharmaceuticals, Inc.(x)*	2,766	95,980
Precision BioSciences, Inc.*	2,600	46,670
Principia Biopharma, Inc.*	249	8,466
Progenics Pharmaceuticals, Inc.*	4,014	18,625
Proteostasis Therapeutics, Inc.(x)*	1,172	1,477
PTC Therapeutics, Inc.*	14,389	541,602
Puma Biotechnology, Inc.(x)*	1,330	51,591
Ra Pharmaceuticals, Inc.*	41	918
Radius Health, Inc.*	1,848	36,849
Recro Pharma, Inc.*	768	4,500
REGENXBIO, Inc.*	1,466	84,016
Repligen Corp.*	1,786	105,517
Replimune Group, Inc.(x)*	597	9,086
Retrophin, Inc.*	1,881	42,567
Rhythm Pharmaceuticals, Inc.(x)*	736	20,174
Rigel Pharmaceuticals, Inc.*	6,852	17,610
Rocket Pharmaceuticals, Inc.*	1,232	21,609
Rubius Therapeutics, Inc.(x)*	10,087	182,575
Sage Therapeutics, Inc.(x)*	8,904	1,416,181
Sangamo Therapeutics, Inc.*	4,634	44,208
Sarepta Therapeutics, Inc.(x)*	5,557	662,339
Savara, Inc.(x)*	1,362	10,038
Scholar Rock Holding Corp.(x)*	569	10,692
Seattle Genetics, Inc.*	8,436	617,853
Selecta Biosciences, Inc.(x)*	891	2,112
Seres Therapeutics, Inc.(x)*	1,050	7,214
Solid Biosciences, Inc.(x)*	545	5,014
Sorrento Therapeutics, Inc.(x)*	4,857	23,071
Spark Therapeutics, Inc.(x)*	1,481	168,656
Spectrum Pharmaceuticals, Inc.*	4,242	45,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Spring Bank Pharmaceuticals, Inc.(x)*	684	$7,175
Stemline Therapeutics, Inc.*	1,751	22,500
Surface Oncology, Inc.*	612	2,919
Sutro Biopharma, Inc.*	308	3,508
Syndax Pharmaceuticals, Inc.*	434	2,279
Synthorx, Inc.(x)*	279	5,683
Syros Pharmaceuticals, Inc.*	1,106	10,109
T2 Biosystems, Inc.(x)*	1,498	3,940
TG Therapeutics, Inc.(x)*	3,070	24,683
Tocagen, Inc.*	758	8,239
Translate Bio, Inc.(x)*	1,128	11,494
Twist Bioscience Corp.*	223	5,169
Tyme Technologies, Inc.(x)*	5,070	8,923
Ultragenyx Pharmaceutical, Inc.(x)*	5,722	396,878
UNITY Biotechnology, Inc.(x)*	1,204	9,764
Unum Therapeutics, Inc.(x)*	1,037	4,552
Vanda Pharmaceuticals, Inc.*	2,346	43,166
Veracyte, Inc.*	1,342	33,577
Verastem, Inc.(x)*	3,067	9,078
Vericel Corp.*	1,964	34,390
Viking Therapeutics, Inc.(x)*	2,640	26,242
Vital Therapies, Inc.(x)*	1,362	268
Voyager Therapeutics, Inc.*	971	18,585
X4 Pharmaceuticals, Inc.(x)*	25	435
Xencor, Inc.*	2,135	66,313
XOMA Corp.(x)*	186	2,303
Y-mAbs Therapeutics, Inc.(x)*	308	8,073
Zafgen, Inc.(x)*	1,258	3,447
ZIOPHARM Oncology, Inc.(x)*	6,215	23,928

		20,163,920

Health Care Equipment & Supplies (6.3%)
Accuray, Inc.*	3,967	18,923
Align Technology, Inc.*	4,755	1,351,989
Antares Pharma, Inc.*	6,466	19,592
AtriCure, Inc.*	1,685	45,141
Atrion Corp.	65	57,114
Axogen, Inc.(x)*	1,586	33,401
Axonics Modulation Technologies, Inc.*	307	7,353
Cantel Medical Corp.	1,693	113,245
Cardiovascular Systems, Inc.*	1,547	59,807
Cerus Corp.*	5,522	34,402
CONMED Corp.	423	35,185
Cooper Cos., Inc. (The)	354	104,844
CryoLife, Inc.*	1,101	32,116
CryoPort, Inc.(x)*	1,501	19,393
Cutera, Inc.*	634	11,196
CytoSorbents Corp.(x)*	1,293	9,788
DexCom, Inc.*	6,838	814,406
Edwards Lifesciences Corp.*	3,741	715,766
ElectroCore, Inc.(x)*	503	3,521
Endologix, Inc.*	380	2,512
FONAR Corp.*	57	1,167
GenMark Diagnostics, Inc.*	2,482	17,597
Glaukos Corp.*	1,621	127,038
Globus Medical, Inc., Class A*	3,404	168,192
Haemonetics Corp.*	12,958	1,133,566
Helius Medical Technologies, Inc.(x)*	938	6,247
Heska Corp.*	304	25,876
Hill-Rom Holdings, Inc.	2,065	218,601
ICU Medical, Inc.*	730	174,711
Inogen, Inc.*	3,018	287,827
Insulet Corp.(x)*	14,529	1,381,563
Integer Holdings Corp.*	6,214	468,660
Integra LifeSciences Holdings Corp.*	2,521	140,470
IntriCon Corp.*	338	8,477
iRadimed Corp.(x)*	189	5,309
iRhythm Technologies, Inc.*	6,462	484,391
Lantheus Holdings, Inc.*	1,773	43,403
LeMaitre Vascular, Inc.	719	22,289
LivaNova plc*	1,814	176,411
Masimo Corp.*	2,200	304,216
Meridian Bioscience, Inc.	1,694	29,831
Merit Medical Systems, Inc.*	2,438	150,742
Natus Medical, Inc.*	1,494	37,918
Neogen Corp.*	6,160	353,522
Neuronetics, Inc.*	5,727	87,337
Nevro Corp.*	9,831	614,536
Novocure Ltd.*	3,472	167,246
NuVasive, Inc.*	2,351	133,513
Nuvectra Corp.*	831	9,149
OraSure Technologies, Inc.*	2,604	29,035
Orthofix Medical, Inc.*	603	34,015
OrthoPediatrics Corp.*	361	15,967
Oxford Immunotec Global plc*	1,205	20,762
Penumbra, Inc.*	11,387	1,674,003
Pulse Biosciences, Inc.(x)*	521	9,164
Quidel Corp.*	1,562	102,264
RA Medical Systems, Inc.(x)*	2,500	8,500
Rockwell Medical, Inc.(x)*	2,307	13,127
RTI Surgical Holdings, Inc.*	606	3,642
Senseonics Holdings, Inc.(x)*	3,782	9,266
SI-BONE, Inc.(x)*	403	7,593
Sientra, Inc.(x)*	1,055	9,052
STAAR Surgical Co.*	2,010	68,722
Surmodics, Inc.*	592	25,740
Tactile Systems Technology, Inc.*	804	42,387
Tandem Diabetes Care, Inc.*	8,233	522,795
TransEnterix, Inc.(x)*	6,999	16,658
Utah Medical Products, Inc.	124	10,943
Vapotherm, Inc.*	245	4,814
Varex Imaging Corp.*	1,743	59,053
ViewRay, Inc.(x)*	2,912	21,520
West Pharmaceutical Services, Inc.	777	85,625
Wright Medical Group NV*	5,857	184,203

		13,248,349

Health Care Providers & Services (2.0%)
AAC Holdings, Inc.(x)*	362	666
Addus HomeCare Corp.*	447	28,425
Amedisys, Inc.*	5,785	713,059
American Renal Associates Holdings, Inc.(x)*	5,853	35,937
AMN Healthcare Services, Inc.*	2,223	104,681
Apollo Medical Holdings, Inc.*	135	2,473
BioScrip, Inc.(x)*	554	1,108
BioTelemetry, Inc.*	1,509	94,494
Capital Senior Living Corp.*	1,192	4,756
Chemed Corp.	715	228,850
CorVel Corp.*	426	27,792
Diplomat Pharmacy, Inc.*	2,022	11,748
Encompass Health Corp.	4,631	270,450
Ensign Group, Inc. (The)	2,380	121,832
Genesis Healthcare, Inc.*	2,025	2,916
Guardant Health, Inc.(x)*	2,887	221,433
HealthEquity, Inc.*	6,610	489,008
LHC Group, Inc.*	1,350	149,661
Molina Healthcare, Inc.*	2,419	343,401
National Research Corp.	444	17,138
PetIQ, Inc.(x)*	655	20,574
Premier, Inc., Class A*	788	27,178
Providence Service Corp. (The)*	518	34,509
Quorum Health Corp.(x)*	1,287	1,802
R1 RCM, Inc.*	4,274	41,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
RadNet, Inc.*	1,812	$22,451
Select Medical Holdings Corp.*	4,961	69,900
Surgery Partners, Inc.(x)*	89	1,004
Tenet Healthcare Corp.*	4,003	115,447
Tivity Health, Inc.*	16,572	291,004
US Physical Therapy, Inc.	570	59,867
WellCare Health Plans, Inc.*	2,192	591,292

		4,146,186

Health Care Technology (1.4%)
Allscripts Healthcare Solutions, Inc.*	1,012	9,655
Castlight Health, Inc., Class B*	3,409	12,784
Computer Programs & Systems, Inc.	231	6,858
Evolent Health, Inc., Class A(x)*	750	9,435
HealthStream, Inc.*	1,362	38,218
HMS Holdings Corp.*	3,311	98,039
Inovalon Holdings, Inc., Class A(x)*	3,149	39,142
Inspire Medical Systems, Inc.*	5,177	293,950
Medidata Solutions, Inc.*	2,708	198,334
NextGen Healthcare Information Systems LLC*	1,551	26,103
Omnicell, Inc.*	1,835	148,341
Simulations Plus, Inc.	563	11,885
Tabula Rasa HealthCare, Inc.(x)*	809	45,644
Teladoc Health, Inc.(x)*	12,387	688,717
Veeva Systems, Inc., Class A*	9,600	1,217,856
Vocera Communications, Inc.(x)*	1,532	48,457

		2,893,418

Life Sciences Tools & Services (1.1%)
Accelerate Diagnostics, Inc.(x)*	1,188	24,972
Bio-Techne Corp.	1,751	347,661
Bruker Corp.	1,869	71,844
Cambrex Corp.*	659	25,602
Charles River Laboratories International, Inc.*	1,574	228,624
ChromaDex Corp.(x)*	1,723	7,219
Codexis, Inc.(x)*	2,566	52,680
Enzo Biochem, Inc.*	2,135	5,829
Fluidigm Corp.*	1,505	20,001
ICON plc*	3,956	540,310
Luminex Corp.	1,052	24,207
Medpace Holdings, Inc.*	992	58,498
NanoString Technologies, Inc.*	1,073	25,677
NeoGenomics, Inc.*	22,058	451,307
Pacific Biosciences of California, Inc.*	6,205	44,862
PRA Health Sciences, Inc.*	2,666	294,033
Quanterix Corp.(x)*	351	9,066
Syneos Health, Inc.*	213	11,025

		2,243,417

Pharmaceuticals (1.8%)
Aclaris Therapeutics, Inc.*	17,707	106,065
Aerie Pharmaceuticals, Inc.(x)*	1,736	82,460
Akcea Therapeutics, Inc.(x)*	579	16,403
Akorn, Inc.*	558	1,964
Amneal Pharmaceuticals, Inc.*	4,335	61,427
Amphastar Pharmaceuticals, Inc.*	636	12,994
Ampio Pharmaceuticals, Inc.(x)*	3,525	1,981
ANI Pharmaceuticals, Inc.*	382	26,946
Aquestive Therapeutics, Inc.*	204	1,410
Aratana Therapeutics, Inc.*	1,085	3,906
Arvinas, Inc.(x)*	258	3,808
Assertio Therapeutics, Inc.*	2,283	11,575
Catalent, Inc.*	1,544	62,671
Clearside Biomedical, Inc.(x)*	1,259	1,737
Collegium Pharmaceutical, Inc.*	10,439	158,047
Corcept Therapeutics, Inc.*	4,463	52,396
Cymabay Therapeutics, Inc.*	2,461	32,682
Dermira, Inc.*	1,574	21,328
Dova Pharmaceuticals, Inc.(x)*	534	4,747
Durect Corp.*	6,375	3,990
Elanco Animal Health, Inc.*	719	23,058
Eloxx Pharmaceuticals, Inc.*	976	11,400
Endo International plc*	652	5,236
Evolus, Inc.(x)*	398	8,983
Foamix Pharmaceuticals Ltd.*	10,600	39,750
GW Pharmaceuticals plc (ADR)*	3,295	555,438
Horizon Pharma plc*	8,440	223,069
Innovate Biopharmaceuticals, Inc.(x)*	828	1,598
Innoviva, Inc.*	3,509	49,231
Intersect ENT, Inc.*	1,349	43,370
Intra-Cellular Therapies, Inc.*	1,006	12,253
Jazz Pharmaceuticals plc*	2,543	363,522
Kala Pharmaceuticals, Inc.(x)*	591	4,888
Liquidia Technologies, Inc.*	147	1,673
Marinus Pharmaceuticals, Inc.(x)*	1,653	6,910
Medicines Co. (The)(x)*	2,916	81,502
MyoKardia, Inc.(x)*	1,651	85,836
Neos Therapeutics, Inc.*	12,947	33,792
Ocular Therapeutix, Inc.(x)*	1,391	5,522
Odonate Therapeutics, Inc.(x)*	5,067	112,031
Omeros Corp.(x)*	2,347	40,767
Optinose, Inc.(x)*	912	9,394
Osmotica Pharmaceuticals plc*	412	1,483
Pacira Pharmaceuticals, Inc.*	1,823	69,383
Paratek Pharmaceuticals, Inc.(x)*	1,461	7,831
Phibro Animal Health Corp., Class A	875	28,875
Reata Pharmaceuticals, Inc., Class A(x)*	5,208	445,128
resTORbio, Inc.(x)*	13	89
Revance Therapeutics, Inc.*	23,533	370,880
Sienna Biopharmaceuticals, Inc.(x)*	695	1,612
SIGA Technologies, Inc.*	2,343	14,081
Supernus Pharmaceuticals, Inc.*	2,237	78,385
Teligent, Inc.(x)*	2,107	2,444
TherapeuticsMD, Inc.(x)*	46,408	226,007
Theravance Biopharma, Inc.(x)*	1,979	44,864
Tricida, Inc.*	684	26,416
Verrica Pharmaceuticals, Inc.*	411	4,443
WaVe Life Sciences Ltd.(x)*	926	35,975
Xeris Pharmaceuticals, Inc.*	782	7,851
Zogenix, Inc.(x)*	1,437	79,049
Zomedica Pharmaceuticals Corp.(x)*	1,887	660

		3,833,216

Total Health Care		46,528,506

Industrials (16.2%)
Aerospace & Defense (2.6%)
Aerojet Rocketdyne Holdings, Inc.*	3,465	123,111
Aerovironment, Inc.*	971	66,426
Astronics Corp.*	980	32,066
Axon Enterprise, Inc.*	2,726	148,322
BWX Technologies, Inc.(x)	15,030	745,187
Cubic Corp.	9,152	514,708
Curtiss-Wright Corp.	164	18,588
Harris Corp.	5,118	817,396
HEICO Corp.	1,790	169,817
HEICO Corp., Class A	3,594	302,112
Hexcel Corp.	7,111	491,797
Huntington Ingalls Industries, Inc.	1,708	353,898
KeyW Holding Corp. (The)*	44,413	382,840
Kratos Defense & Security Solutions, Inc.*	1,765	27,587
Mercury Systems, Inc.*	10,798	691,936
Moog, Inc., Class A	121	10,521
National Presto Industries, Inc.	24	2,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Spirit AeroSystems Holdings, Inc., Class A	4,972	$455,087
Wesco Aircraft Holdings, Inc.*	680	5,977

		5,359,981

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	2,669	61,520
Echo Global Logistics, Inc.*	1,207	29,910
Expeditors International of Washington, Inc.	4,742	359,918
Forward Air Corp.	1,334	86,350
Hub Group, Inc., Class A*	951	38,848

		576,546

Airlines (0.5%)
Allegiant Travel Co.	4,250	550,247
Mesa Air Group, Inc.*	144	1,201
Spirit Airlines, Inc.*	8,007	423,250

		974,698

Building Products (1.6%)
AAON, Inc.	1,888	87,188
Advanced Drainage Systems, Inc.	1,700	43,809
Allegion plc	3,643	330,457
American Woodmark Corp.*	709	58,585
AO Smith Corp.	6,682	356,284
Apogee Enterprises, Inc.	1,051	39,402
Armstrong Flooring, Inc.*	122	1,659
Armstrong World Industries, Inc.	8,749	694,846
Builders FirstSource, Inc.*	5,561	74,184
Continental Building Products, Inc.*	1,694	41,994
CSW Industrials, Inc.*	712	40,790
Fortune Brands Home & Security, Inc.	2,826	134,546
Griffon Corp.	78	1,441
Insteel Industries, Inc.	769	16,087
JELD-WEN Holding, Inc.*	3,110	54,923
Lennox International, Inc.	3,685	974,314
Masonite International Corp.*	1,141	56,924
NCI Building Systems, Inc.*	1,947	11,994
Patrick Industries, Inc.*	1,055	47,813
PGT Innovations, Inc.*	2,591	35,885
Simpson Manufacturing Co., Inc.	1,985	117,651
Trex Co., Inc.*	2,717	167,150
Universal Forest Products, Inc.	2,433	72,722

		3,460,648

Commercial Services & Supplies (1.9%)
Advanced Disposal Services, Inc.*	3,305	92,540
BrightView Holdings, Inc.*	673	9,691
Brink’s Co. (The)	9,733	733,966
Casella Waste Systems, Inc., Class A*	467	16,607
Charah Solutions, Inc.*	258	1,651
Cimpress NV*	1,076	86,220
Copart, Inc.*	5,870	355,663
Covanta Holding Corp.	5,665	98,061
Deluxe Corp.	2,232	97,583
Healthcare Services Group, Inc.(x)	13,090	431,839
Heritage-Crystal Clean, Inc.*	44	1,208
Herman Miller, Inc.	2,323	81,723
HNI Corp.	2,122	77,007
Interface, Inc.	2,420	37,074
KAR Auction Services, Inc.	5,926	304,063
Kimball International, Inc., Class B	1,435	20,291
Knoll, Inc.	2,078	39,295
McGrath RentCorp	1,185	67,035
Mobile Mini, Inc.	6,550	222,307
MSA Safety, Inc.	1,612	166,681
Pitney Bowes, Inc.	4,302	29,555
Rollins, Inc.	6,727	279,978
SP Plus Corp.*	310	10,577
Team, Inc.(x)*	78	1,365
Tetra Tech, Inc.	2,374	141,467
UniFirst Corp.	93	14,276
US Ecology, Inc.	8,001	447,896
Viad Corp.	546	30,734

		3,896,353

Construction & Engineering (0.8%)
Comfort Systems USA, Inc.	1,676	87,806
Dycom Industries, Inc.*	3,228	148,294
EMCOR Group, Inc.	2,040	149,083
Granite Construction, Inc.	10,386	448,156
HC2 Holdings, Inc.(x)*	2,210	5,415
Jacobs Engineering Group, Inc.	6,720	505,277
MasTec, Inc.(x)*	3,011	144,829
MYR Group, Inc.*	733	25,384
NV5 Global, Inc.*	440	26,118
Orion Group Holdings, Inc.*	464	1,355
Primoris Services Corp.	1,313	27,153
Quanta Services, Inc.	1,953	73,706
Sterling Construction Co., Inc.*	236	2,955
WillScot Corp.*	1,149	12,742

		1,658,273

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	336	11,552
AMETEK, Inc.	5,898	489,357
Atkore International Group, Inc.*	1,782	38,366
AZZ, Inc.	376	15,390
Energous Corp.(x)*	1,052	6,670
EnerSys	1,297	84,512
Generac Holdings, Inc.*	2,876	147,337
Hubbell, Inc.	1,747	206,111
Plug Power, Inc.(x)*	10,215	24,516
Sensata Technologies Holding plc*	4,177	188,048
Thermon Group Holdings, Inc.*	413	10,123
TPI Composites, Inc.*	664	19,004
Vicor Corp.(x)*	716	22,210
Vivint Solar, Inc.(x)*	214	1,064

		1,264,260

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	2,633	322,859
Raven Industries, Inc.	1,639	62,888
Roper Technologies, Inc.	1,346	460,292

		846,039

Machinery (4.3%)
Actuant Corp., Class A	1,370	33,387
Alamo Group, Inc.	381	38,077
Albany International Corp., Class A	1,386	99,224
Allison Transmission Holdings, Inc.	5,392	242,209
Altra Industrial Motion Corp.	11,432	354,964
Astec Industries, Inc.	502	18,955
Barnes Group, Inc.	280	14,395
Blue Bird Corp.(x)*	587	9,938
Chart Industries, Inc.*	612	55,398
Columbus McKinnon Corp.	619	21,263
Commercial Vehicle Group, Inc.*	1,486	11,398
DMC Global, Inc.	648	32,167
Donaldson Co., Inc.	5,628	281,738
Douglas Dynamics, Inc.	1,001	38,108
Energy Recovery, Inc.(x)*	1,733	15,129
EnPro Industries, Inc.	102	6,574
Evoqua Water Technologies Corp.*	3,463	43,565
Federal Signal Corp.	2,749	71,446
Franklin Electric Co., Inc.	2,015	102,946
Gardner Denver Holdings, Inc.*	18,631	518,128
Gates Industrial Corp. plc*	16,734	239,966
Global Brass & Copper Holdings, Inc.	1,085	37,367
Gorman-Rupp Co. (The)	166	5,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Graco, Inc.	7,797	$386,107
Harsco Corp.*	3,685	74,290
Hillenbrand, Inc.	2,996	124,424
IDEX Corp.	10,619	1,611,327
John Bean Technologies Corp.	1,433	131,678
Kadant, Inc.	494	43,452
Kennametal, Inc.	15,590	572,932
Lincoln Electric Holdings, Inc.	6,259	524,942
Lindsay Corp.	2,485	240,523
Lydall, Inc.*	125	2,932
Manitex International, Inc.*	510	3,901
Meritor, Inc.*	3,723	75,763
Middleby Corp. (The)*	1,483	192,834
Milacron Holdings Corp.*	349	3,951
Miller Industries, Inc.	51	1,573
Mueller Industries, Inc.	2,753	86,279
Mueller Water Products, Inc., Class A	4,189	42,058
Navistar International Corp.*	149	4,813
Nordson Corp.	6,576	871,452
Omega Flex, Inc.	126	9,551
Proto Labs, Inc.*	1,289	135,525
RBC Bearings, Inc.*	1,094	139,124
REV Group, Inc.(x)	248	2,716
Rexnord Corp.*	550	13,827
Spartan Motors, Inc.	1,548	13,669
SPX Corp.*	1,610	56,012
Standex International Corp.	458	33,617
Sun Hydraulics Corp.	1,433	66,649
Tennant Co.	811	50,355
Toro Co. (The)	4,788	329,606
Wabash National Corp.	692	9,377
WABCO Holdings, Inc.*	2,444	322,193
Wabtec Corp.	1,425	105,051
Watts Water Technologies, Inc., Class A	720	58,190
Welbilt, Inc.(x)*	5,989	98,100
Woodward, Inc.	2,509	238,079

		8,968,848

Marine (0.0%)
Matson, Inc.	894	32,264

Professional Services (1.4%)
ASGN, Inc.*	2,403	152,567
Barrett Business Services, Inc.	322	24,900
BG Staffing, Inc.	397	8,671
CoStar Group, Inc.*	3,257	1,519,130
CRA International, Inc.	96	4,852
Exponent, Inc.	2,448	141,299
Forrester Research, Inc.	464	22,434
Franklin Covey Co.*	468	11,840
Heidrick & Struggles International, Inc.	970	37,180
ICF International, Inc.	96	7,304
InnerWorkings, Inc.*	205	742
Insperity, Inc.	1,815	224,443
Kforce, Inc.	1,053	36,981
Korn Ferry	2,739	122,652
Mistras Group, Inc.*	624	8,617
Resources Connection, Inc.	446	7,377
Robert Half International, Inc.	5,449	355,057
TriNet Group, Inc.*	2,083	124,438
TrueBlue, Inc.*	114	2,695
Upwork, Inc.(x)*	4,877	93,346
WageWorks, Inc.*	1,806	68,195
Willdan Group, Inc.*	421	15,606

		2,990,326

Road & Rail (0.6%)
ArcBest Corp.	126	3,880
Avis Budget Group, Inc.*	3,052	106,393
Genesee & Wyoming, Inc., Class A*	569	49,583
Heartland Express, Inc.	2,130	41,066
Knight-Swift Transportation Holdings, Inc.	13,237	432,585
Landstar System, Inc.	1,888	206,528
Marten Transport Ltd.	815	14,531
PAM Transportation Services, Inc.*	85	4,160
Saia, Inc.*	7,370	450,307
Schneider National, Inc., Class B	380	7,999
Universal Logistics Holdings, Inc.	385	7,577
US Xpress Enterprises, Inc., Class A*	481	3,179
USA Truck, Inc.*	333	4,809
Werner Enterprises, Inc.	981	33,501
YRC Worldwide, Inc.(x)*	234	1,565

		1,367,663

Trading Companies & Distributors (1.2%)
Air Lease Corp.	350	12,022
Applied Industrial Technologies, Inc.	1,829	108,771
Beacon Roofing Supply, Inc.*	13,560	436,090
BlueLinx Holdings, Inc.(x)*	405	10,789
BMC Stock Holdings, Inc.*	131	2,315
CAI International, Inc.*	556	12,899
DXP Enterprises, Inc.*	583	22,690
EVI Industries, Inc.(x)	201	7,664
Foundation Building Materials, Inc.*	138	1,358
General Finance Corp.*	301	2,808
GMS, Inc.*	1,381	20,881
H&E Equipment Services, Inc.	1,133	28,450
HD Supply Holdings, Inc.*	2,454	106,381
Herc Holdings, Inc.*	1,097	42,761
Kaman Corp.	1,262	73,751
Lawson Products, Inc.*	75	2,352
MRC Global, Inc.*	2,065	36,096
MSC Industrial Direct Co., Inc., Class A	929	76,838
Rush Enterprises, Inc., Class A	611	25,546
Rush Enterprises, Inc., Class B	95	3,945
SiteOne Landscape Supply, Inc.*	6,780	387,477
Systemax, Inc.	448	10,143
United Rentals, Inc.*	3,220	367,885
Univar, Inc.*	24,211	536,516
Watsco, Inc.	1,180	168,988

		2,505,416

Total Industrials		33,901,315

Information Technology (27.1%)
Communications Equipment (1.3%)
Acacia Communications, Inc.*	174	9,979
Aerohive Networks, Inc.*	1,437	6,510
Applied Optoelectronics, Inc.(x)*	640	7,808
Arista Networks, Inc.*	1,800	566,028
CalAmp Corp.*	1,582	19,902
Calix, Inc.*	1,020	7,854
Casa Systems, Inc.*	1,048	8,698
Ciena Corp.*	10,219	381,577
Clearfield, Inc.(x)*	367	5,395
Extreme Networks, Inc.*	5,351	40,079
InterDigital, Inc.	699	46,120
Lumentum Holdings, Inc.*	3,072	173,691
NETGEAR, Inc.*	324	10,731
Plantronics, Inc.	1,624	74,883
Quantenna Communications, Inc.*	1,557	37,882
Ubiquiti Networks, Inc.	727	108,839
ViaSat, Inc.(x)*	8,246	639,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Viavi Solutions, Inc.*	40,775	$504,794

		2,649,835

Electronic Equipment, Instruments & Components (2.1%)
Arlo Technologies, Inc.*	1,684	6,955
Badger Meter, Inc.	1,396	77,673
CDW Corp.	6,881	663,122
Cognex Corp.	7,776	395,487
Coherent, Inc.*	797	112,951
Control4 Corp.*	495	8,380
ePlus, Inc.*	663	58,702
FARO Technologies, Inc.*	738	32,406
Fitbit, Inc., Class A*	2,090	12,373
FLIR Systems, Inc.	570	27,121
II-VI, Inc.*	3,010	112,092
Insight Enterprises, Inc.*	619	34,082
Iteris, Inc.*	973	4,057
Itron, Inc.*	1,550	72,307
Littelfuse, Inc.	3,381	616,965
Mesa Laboratories, Inc.	152	35,036
Methode Electronics, Inc.	787	22,650
Napco Security Technologies, Inc.*	593	12,299
National Instruments Corp.	4,245	188,308
nLight, Inc.(x)*	1,242	27,672
Novanta, Inc.*	3,997	338,666
OSI Systems, Inc.*	293	25,667
PAR Technology Corp.*	421	10,298
Park Electrochemical Corp.	494	7,756
Rogers Corp.*	440	69,907
Vishay Precision Group, Inc.*	356	12,179
Zebra Technologies Corp., Class A*	6,304	1,320,877

		4,305,988

IT Services (4.2%)
Black Knight, Inc.*	6,696	364,932
Booz Allen Hamilton Holding Corp.	6,105	354,945
Brightcove, Inc.*	1,755	14,760
Carbonite, Inc.*	1,475	36,595
Cardtronics plc, Class A*	1,593	56,679
Cass Information Systems, Inc.	652	30,840
CoreLogic, Inc.*	2,454	91,436
CSG Systems International, Inc.	1,245	52,664
Endurance International Group Holdings, Inc.*	3,214	23,302
EPAM Systems, Inc.*	2,413	408,111
Euronet Worldwide, Inc.*	1,140	162,553
Everi Holdings, Inc.*	3,116	32,780
EVERTEC, Inc.	2,333	64,881
Evo Payments, Inc., Class A*	858	24,925
Exela Technologies, Inc.*	1,709	5,708
ExlService Holdings, Inc.*	1,526	91,591
Genpact Ltd.	2,585	90,940
GoDaddy, Inc., Class A*	14,712	1,106,195
GTT Communications, Inc.(x)*	2,093	72,627
Hackett Group, Inc. (The)	996	15,737
I3 Verticals, Inc., Class A*	466	11,193
Information Services Group, Inc.*	713	2,659
Internap Corp.*	972	4,821
InterXion Holding NV*	5,200	346,996
Jack Henry & Associates, Inc.	6,347	880,583
Limelight Networks, Inc.*	4,863	15,707
LiveRamp Holdings, Inc.*	1,551	84,638
ManTech International Corp., Class A	7,400	399,748
MAXIMUS, Inc.	2,926	207,687
MoneyGram International, Inc.*	149	304
NIC, Inc.	2,923	49,954
Okta, Inc.*	4,091	338,448
Perficient, Inc.*	606	16,598
PFSweb, Inc.*	697	3,631
PRGX Global, Inc.*	927	7,342
Sabre Corp.	10,570	226,092
Science Applications International Corp.	1,937	149,052
ServiceSource International, Inc.*	3,514	3,238
Shopify, Inc., Class A*	2,251	465,102
Square, Inc., Class A*	5,818	435,885
Switch, Inc., Class A(x)	2,137	22,032
Travelport Worldwide Ltd.	1,135	17,854
TTEC Holdings, Inc.	654	23,694
Tucows, Inc., Class A(x)*	433	35,151
Twilio, Inc., Class A*	9,102	1,175,796
Unisys Corp.(x)*	1,636	19,092
Virtusa Corp.*	1,300	69,485
WEX, Inc.*	1,937	371,885
Wix.com Ltd.*	3,000	362,490

		8,849,358

Semiconductors & Semiconductor Equipment (4.7%)
ACM Research, Inc., Class A(x)*	364	5,617
Adesto Technologies Corp.(x)*	1,254	7,587
Advanced Energy Industries, Inc.*	1,857	92,256
Advanced Micro Devices, Inc.*	107,003	2,730,717
Ambarella, Inc.(x)*	567	24,494
Aquantia Corp.(x)*	957	8,670
Brooks Automation, Inc.	3,181	93,299
Cabot Microelectronics Corp.	1,300	145,548
CEVA, Inc.*	904	24,372
Cirrus Logic, Inc.*	164	6,899
Cohu, Inc.	714	10,531
Cree, Inc.*	8,190	468,632
Cypress Semiconductor Corp.	11,728	174,982
Diodes, Inc.*	477	16,552
Entegris, Inc.	6,650	237,338
FormFactor, Inc.*	286	4,602
Ichor Holdings Ltd.(x)*	1,029	23,235
Impinj, Inc.*	725	12,147
Inphi Corp.*	1,989	86,999
Integrated Device Technology, Inc.*	6,085	298,104
Kopin Corp.*	2,161	2,896
Lattice Semiconductor Corp.*	41,461	494,630
Marvell Technology Group Ltd.	7,179	142,790
MaxLinear, Inc.*	2,898	73,986
MKS Instruments, Inc.	2,518	234,300
Monolithic Power Systems, Inc.	5,490	743,840
Nanometrics, Inc.*	4,523	139,670
NVE Corp.	211	20,655
ON Semiconductor Corp.*	19,216	395,273
PDF Solutions, Inc.*	126	1,556
Power Integrations, Inc.	1,311	91,691
Rudolph Technologies, Inc.*	1,437	32,764
Semtech Corp.*	8,684	442,102
Silicon Laboratories, Inc.*	7,432	600,952
SMART Global Holdings, Inc.*	597	11,462
SunPower Corp.(x)*	951	6,191
Synaptics, Inc.*	151	6,002
Teradyne, Inc.	1,323	52,708
Universal Display Corp.(x)	7,166	1,095,323
Versum Materials, Inc.	14,709	740,010
Xperi Corp.	475	11,115

		9,812,497

Software (14.3%)
2U, Inc.*	27,942	1,979,691
8x8, Inc.*	4,306	86,981
A10 Networks, Inc.*	2,448	17,356
ACI Worldwide, Inc.*	4,966	163,232
Agilysys, Inc.*	330	6,986
Alarm.com Holdings, Inc.*	1,432	92,937
Altair Engineering, Inc., Class A*	1,143	42,074

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Alteryx, Inc., Class A*	5,539	$464,556
Amber Road, Inc.*	1,102	9,554
American Software, Inc., Class A	809	9,668
Anaplan, Inc.*	658	25,899
ANSYS, Inc.*	2,350	429,368
Appfolio, Inc., Class A*	709	56,295
Aspen Technology, Inc.*	8,598	896,427
Asure Software, Inc.*	448	2,737
Avalara, Inc.*	1,051	58,635
Benefitfocus, Inc.(x)*	1,292	63,980
Blackbaud, Inc.	2,209	176,124
Blackline, Inc.*	1,683	77,957
Bottomline Technologies DE, Inc.*	1,934	96,874
Box, Inc., Class A*	6,040	116,632
Cadence Design Systems, Inc.*	13,124	833,505
Carbon Black, Inc.*	2,122	29,602
Ceridian HCM Holding, Inc.*	2,335	119,785
ChannelAdvisor Corp.*	1,456	17,734
Cision Ltd.*	3,064	42,191
Cloudera, Inc.*	9,179	100,418
CommVault Systems, Inc.*	1,912	123,783
Cornerstone OnDemand, Inc.*	2,588	141,771
Coupa Software, Inc.*	2,613	237,731
Digimarc Corp.(x)*	505	15,847
DocuSign, Inc.*	3,699	191,756
Domo, Inc., Class B*	636	25,650
Ebix, Inc.(x)	1,101	54,356
eGain Corp.*	685	7,158
Elastic NV*	321	25,638
Ellie Mae, Inc.(x)*	1,586	156,522
Envestnet, Inc.*	8,427	551,042
Everbridge, Inc.*	1,335	100,138
Fair Isaac Corp.*	3,456	938,753
FireEye, Inc.*	6,215	104,350
Five9, Inc.*	2,625	138,679
ForeScout Technologies, Inc.*	1,461	61,231
Fortinet, Inc.*	6,632	556,889
Guidewire Software, Inc.*	23,074	2,241,870
HubSpot, Inc.*	6,703	1,114,106
Instructure, Inc.*	1,453	68,465
j2 Global, Inc.	2,169	187,835
Lightspeed POS, Inc.*	800	12,338
LivePerson, Inc.*	2,698	78,296
LogMeIn, Inc.	1,595	127,759
Majesco*	306	2,157
Manhattan Associates, Inc.*	3,005	165,606
Mitek Systems, Inc.*	1,295	15,851
MobileIron, Inc.*	3,253	17,794
Model N, Inc.*	1,230	21,574
Monotype Imaging Holdings, Inc.	825	16,409
New Relic, Inc.*	7,400	730,380
Nutanix, Inc., Class A(x)*	6,635	250,405
OneSpan, Inc.*	1,431	27,504
Park City Group, Inc.*	656	5,241
Paycom Software, Inc.*	2,263	428,001
Paylocity Holding Corp.*	5,485	489,207
Pegasystems, Inc.	1,815	117,975
Pivotal Software, Inc., Class A(x)*	46,588	971,360
Pluralsight, Inc., Class A*	12,903	409,541
Progress Software Corp.	2,045	90,737
Proofpoint, Inc.*	2,362	286,818
PROS Holdings, Inc.*	1,450	61,248
PTC, Inc.*	5,495	506,529
Q2 Holdings, Inc.*	5,987	414,660
QAD, Inc., Class A	471	20,286
Qualys, Inc.*	1,559	128,992
Rapid7, Inc.*	1,690	85,531
RealPage, Inc.*	3,697	224,371
Rimini Street, Inc.(x)*	611	3,055
RingCentral, Inc., Class A*	3,147	339,247
SailPoint Technologies Holding, Inc.*	18,249	524,111
ServiceNow, Inc.*	5,142	1,267,452
ShotSpotter, Inc.*	333	12,854
SolarWinds Corp.*	970	18,934
Splunk, Inc.*	9,921	1,236,157
SPS Commerce, Inc.*	785	83,257
SS&C Technologies Holdings, Inc.	9,417	599,769
SVMK, Inc.*	674	12,274
Tableau Software, Inc., Class A*	7,725	983,238
Telaria, Inc.*	832	5,275
Telenav, Inc.*	636	3,861
Tenable Holdings, Inc.*	1,131	35,807
Teradata Corp.*	3,991	174,207
Trade Desk, Inc. (The), Class A(x)*	4,049	801,500
Tyler Technologies, Inc.*	1,801	368,124
Ultimate Software Group, Inc. (The)*	1,429	471,756
Upland Software, Inc.*	713	30,203
Varonis Systems, Inc.*	1,292	77,042
Veritone, Inc.(x)*	322	1,674
VirnetX Holding Corp.(x)*	2,625	16,616
Workday, Inc., Class A*	6,679	1,288,045
Workiva, Inc.*	1,410	71,487
Yext, Inc.*	4,046	88,446
Zendesk, Inc.*	23,335	1,983,475
Zix Corp.*	2,449	16,849
Zscaler, Inc.(x)*	9,957	706,250

		29,988,303

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.(x)*	251	2,701
Avid Technology, Inc.*	851	6,340
Cray, Inc.*	307	7,997
Eastman Kodak Co.(x)*	2,213	6,550
Immersion Corp.*	1,145	9,652
NCR Corp.*	4,466	121,877
Pure Storage, Inc., Class A*	43,307	943,660
USA Technologies, Inc.(x)*	10,984	45,584

		1,144,361

Total Information Technology		56,750,342

Materials (2.6%)
Chemicals (1.4%)
Advanced Emissions Solutions, Inc.(x)	790	9,132
AdvanSix, Inc.*	492	14,057
Amyris, Inc.(x)*	273	571
Axalta Coating Systems Ltd.*	3,897	98,243
Balchem Corp.	1,523	141,334
Chase Corp.	325	30,076
Chemours Co. (The)	8,027	298,283
Element Solutions, Inc.*	5,093	51,439
Ferro Corp.*	4,064	76,932
FMC Corp.	2,970	228,155
GCP Applied Technologies, Inc.*	3,290	97,384
HB Fuller Co.	1,833	89,157
Ingevity Corp.*	5,804	612,961
Innophos Holdings, Inc.	126	3,798
Koppers Holdings, Inc.*	678	17,614
Kraton Corp.*	1,302	41,898
Kronos Worldwide, Inc.	1,033	14,483
Livent Corp.*	3,183	39,087
Marrone Bio Innovations, Inc.(x)*	2,276	3,482
NewMarket Corp.	339	146,977
OMNOVA Solutions, Inc.*	1,967	13,808
PolyOne Corp.	13,900	407,409
Quaker Chemical Corp.	623	124,806
RPM International, Inc.	1,228	71,273

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Scotts Miracle-Gro Co. (The)	976	$76,694
Sensient Technologies Corp.	1,029	69,756
Trinseo SA	1,356	61,427
Tronox Holdings plc, Class A	1,966	25,853
Valhi, Inc.	386	892
WR Grace & Co.	2,305	179,882

		3,046,863

Construction Materials (0.1%)
Eagle Materials, Inc.	1,872	157,810
Forterra, Inc.(x)*	701	2,958
Summit Materials, Inc., Class A(x)*	5,128	81,381
United States Lime & Minerals, Inc.	8	617
US Concrete, Inc.(x)*	734	30,402

		273,168

Containers & Packaging (0.8%)
Avery Dennison Corp.	4,063	459,119
Berry Global Group, Inc.*	3,040	163,765
Crown Holdings, Inc.*	6,068	331,131
Graphic Packaging Holding Co.	2,461	31,082
Greif, Inc., Class A	98	4,043
Greif, Inc., Class B	24	1,173
Myers Industries, Inc.	1,573	26,914
Packaging Corp. of America	4,394	436,676
Sealed Air Corp.	4,075	187,695
Silgan Holdings, Inc.	1,223	36,237

		1,677,835

Metals & Mining (0.2%)
Century Aluminum Co.*	122	1,083
Cleveland-Cliffs, Inc.(x)	2,127	21,249
Coeur Mining, Inc.*	1,205	4,917
Compass Minerals International, Inc.	1,429	77,695
Gold Resource Corp.	2,074	8,151
Hecla Mining Co.	1,853	4,262
Kaiser Aluminum Corp.	380	39,797
Ramaco Resources, Inc.(x)*	98	568
Royal Gold, Inc.	1,236	112,390
Ryerson Holding Corp.*	722	6,180
Steel Dynamics, Inc.	1,695	59,783
Worthington Industries, Inc.	1,757	65,571

		401,646

Paper & Forest Products (0.1%)
Boise Cascade Co.	1,640	43,886
Louisiana-Pacific Corp.	989	24,112
Neenah, Inc.	646	41,576
Schweitzer-Mauduit International, Inc.	248	9,603
Verso Corp., Class A*	95	2,035

		121,212

Total Materials		5,520,724

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexander’s, Inc. (REIT)	96	36,112
Americold Realty Trust (REIT)(x)	5,844	178,300
Armada Hoffler Properties, Inc. (REIT)	706	11,007
City Office REIT, Inc. (REIT)	235	2,658
Clipper Realty, Inc. (REIT)	676	9,052
Colony Capital, Inc. (REIT)	1,204	6,405
CoreSite Realty Corp. (REIT)	4,874	521,616
Easterly Government Properties, Inc. (REIT)	593	10,680
EastGroup Properties, Inc. (REIT)	1,609	179,629
Equity LifeStyle Properties, Inc. (REIT)	4,107	469,430
Essential Properties Realty Trust, Inc. (REIT)	257	5,017
First Industrial Realty Trust, Inc. (REIT)	1,221	43,175
Four Corners Property Trust, Inc. (REIT)	2,108	62,397
Gaming and Leisure Properties, Inc. (REIT)	3,478	134,146
GEO Group, Inc. (The) (REIT)	1,185	22,752
Hudson Pacific Properties, Inc. (REIT)	1,015	34,936
Lamar Advertising Co. (REIT), Class A	3,526	279,471
Life Storage, Inc. (REIT)	113	10,992
Monmouth Real Estate Investment Corp. (REIT)	640	8,435
National Health Investors, Inc. (REIT)	906	71,166
National Storage Affiliates Trust (REIT)	291	8,296
NexPoint Residential Trust, Inc. (REIT)	59	2,262
Omega Healthcare Investors, Inc. (REIT)	749	28,574
Pennsylvania REIT (REIT)(x)	1,509	9,492
PS Business Parks, Inc. (REIT)	684	107,272
QTS Realty Trust, Inc. (REIT), Class A	1,074	48,319
Ryman Hospitality Properties, Inc. (REIT)	2,110	173,526
Saul Centers, Inc. (REIT)	484	24,863
Tanger Factory Outlet Centers, Inc. (REIT)	4,192	87,948
Taubman Centers, Inc. (REIT)	2,821	149,174
UMH Properties, Inc. (REIT)	1,283	18,065
Universal Health Realty Income Trust (REIT)	538	40,732
Urban Edge Properties (REIT)	834	15,846

		2,811,745

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA(x)*	33	781
Consolidated-Tomoka Land Co.	58	3,425
Cushman & Wakefield plc*	2,179	38,786
FRP Holdings, Inc.*	57	2,712
HFF, Inc., Class A	1,718	82,035
Howard Hughes Corp. (The)*	725	79,750
Kennedy-Wilson Holdings, Inc.	2,927	62,609
Marcus & Millichap, Inc.*	1,017	41,422
Maui Land & Pineapple Co., Inc.*	294	3,360
Newmark Group, Inc., Class A	6,836	57,012
Redfin Corp.(x)*	3,623	73,438
RMR Group, Inc. (The), Class A	330	20,123
Trinity Place Holdings, Inc.*	626	2,504

		467,957

Total Real Estate		3,279,702

Utilities (0.1%)
Electric Utilities (0.0%)
Spark Energy, Inc., Class A	438	3,902

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	89	8,118
New Jersey Resources Corp.	294	14,638
South Jersey Industries, Inc.	599	19,210

		41,966

Independent Power and Renewable Electricity Producers (0.0%)
TerraForm Power, Inc., Class A	623	8,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.1%)
American States Water Co.	1,135	$80,925
California Water Service Group	200	10,856
Global Water Resources, Inc.	526	5,160
Middlesex Water Co.	642	35,946
Pure Cycle Corp.*	329	3,244
SJW Group	708	43,712
York Water Co. (The)	552	18,945

		198,788

Total Utilities		253,216

Total Common Stocks (97.8%) (Cost $144,819,491)		205,104,680

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Schuman, Inc., CVR(r)*	1,228	482

Total Consumer Staples		482

Health Care (0.0%)
Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)*	15,966	2,155

Total Health Care		2,155

Total Rights (0.0%) (Cost $—)		2,637

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	1,842,248	1,842,800

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.9%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $1,000,476, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,938,463, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $1,976,813.(xx)	1,938,052	1,938,052
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $1,000,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $1,020,214.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $100,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $107,136.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		6,038,052

Total Short-Term Investments (3.8%) (Cost $7,880,852)		7,880,852

Total Investments in Securities (101.6%) (Cost $152,700,343)		212,988,169
Other Assets Less Liabilities (-1.6%)		(3,271,240)

Net Assets (100%)		$209,716,929

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $3,283 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $17,889,639. This was collateralized by $12,671,667 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $6,038,052 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	5	6/2019	USD	385,950	2,121
S&P Midcap 400 E-Mini Index	2	6/2019	USD	380,200	3,640

					5,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,093,150	$—	$—	$6,093,150
Consumer Discretionary	33,523,995	—	—	33,523,995
Consumer Staples	4,316,166	—	—	4,316,166
Energy	3,176,606	—	—	3,176,606
Financials	11,760,958	—	—	11,760,958
Health Care	46,175,010	353,496	—	46,528,506
Industrials	33,897,370	3,945	—	33,901,315
Information Technology	56,750,342	—	—	56,750,342
Materials	5,520,724	—	—	5,520,724
Real Estate	3,279,702	—	—	3,279,702
Utilities	253,216	—	—	253,216
Futures	5,761	—	—	5,761
Rights
Consumer Staples	—	—	482	482
Health Care	—	—	2,155	2,155
Short-Term Investments
Investment Company	1,842,800	—	—	1,842,800
Repurchase Agreements	—	6,038,052	—	6,038,052

Total Assets	$206,595,800	$6,395,493	$2,637	$212,993,930

Total Liabilities	$—	$—	$—	$—

Total	$206,595,800	$6,395,493	$2,637	$212,993,930

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,765,266
Aggregate gross unrealized depreciation	(10,673,189)

Net unrealized appreciation	$60,092,077

Federal income tax cost of investments in securities and derivative instruments, if applicable	$152,901,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.1%)
ATN International, Inc.	379	$21,372
Cincinnati Bell, Inc.*	1,660	15,836
Consolidated Communications Holdings, Inc.(x)	2,560	27,930
Frontier Communications Corp.(x)*	3,489	6,943
Intelsat SA(x)*	1,947	30,490
Iridium Communications, Inc.*	3,441	90,980
pdvWireless, Inc.*	368	12,939

		206,490

Entertainment (1.0%)
AMC Entertainment Holdings, Inc., Class A(x)	1,908	28,334
Cinemark Holdings, Inc.	3,836	153,402
Eros International plc*	716	6,544
Liberty Media Corp.-Liberty Formula One, Class A*	825	28,083
Liberty Media Corp.-Liberty Formula One, Class C*	32,350	1,133,867
Lions Gate Entertainment Corp., Class A(x)	1,690	26,432
Lions Gate Entertainment Corp., Class B	3,223	48,667
Madison Square Garden Co. (The), Class A*	596	174,705
Marcus Corp. (The)	697	27,915
Reading International, Inc., Class A*	579	9,241
Rosetta Stone, Inc.*	568	12,411
Zynga, Inc., Class A*	27,426	146,181

		1,795,782

Interactive Media & Services (0.1%)
Cars.com, Inc.*	2,462	56,134
Meet Group, Inc. (The)*	2,370	11,921
Zillow Group, Inc., Class A*	540	18,468
Zillow Group, Inc., Class C(x)*	1,180	40,993

		127,516

Media (1.0%)
Beasley Broadcast Group, Inc., Class A	236	939
Boston Omaha Corp., Class A(x)*	171	4,265
Clear Channel Outdoor Holdings, Inc., Class A*	1,200	6,420
Daily Journal Corp.(x)*	39	8,350
Emerald Expositions Events, Inc.	853	10,833
Entercom Communications Corp., Class A(x)	4,450	23,363
Entravision Communications Corp., Class A	1,797	5,822
EW Scripps Co. (The), Class A	1,591	33,411
Fluent, Inc.(x)*	1,320	7,418
Gannett Co., Inc.	3,965	41,791
GCI Liberty, Inc., Class A*	3,619	201,253
Gray Television, Inc.*	2,870	61,303
Hemisphere Media Group, Inc.*	263	3,708
Interpublic Group of Cos., Inc. (The)	12,356	259,600
John Wiley & Sons, Inc., Class A	1,592	70,398
Liberty Latin America Ltd., Class A*	1,489	28,797
Liberty Latin America Ltd., Class C*	4,116	80,056
Meredith Corp.(x)	1,414	78,138
MSG Networks, Inc., Class A*	2,120	46,110
National CineMedia, Inc.	2,701	19,042
New Media Investment Group, Inc.	2,104	22,092
New York Times Co. (The), Class A(x)	879	28,875
Saga Communications, Inc., Class A	121	4,016
Scholastic Corp.	1,035	41,152
Sinclair Broadcast Group, Inc., Class A	1,338	51,486
TEGNA, Inc.	29,634	417,839
Tribune Media Co., Class A	3,143	145,018
WideOpenWest, Inc.*	1,058	9,628

		1,711,123

Wireless Telecommunication Services (0.1%)
NII Holdings, Inc.(x)*	3,040	5,959
Spok Holdings, Inc.	749	10,201
Telephone & Data Systems, Inc.	3,543	108,876
United States Cellular Corp.*	479	21,991

		147,027

Total Communication Services		3,987,938

Consumer Discretionary (9.2%)
Auto Components (1.3%)
Adient plc	3,388	43,908
American Axle & Manufacturing Holdings, Inc.*	3,980	56,954
Aptiv plc	1,300	103,337
BorgWarner, Inc.	39,409	1,513,700
Cooper Tire & Rubber Co.	1,814	54,220
Cooper-Standard Holdings, Inc.*	621	29,162
Dana, Inc.	365	6,475
Gentex Corp.	3,094	63,984
Gentherm, Inc.*	1,266	46,665
Goodyear Tire & Rubber Co. (The)	8,337	151,317
Modine Manufacturing Co.*	1,459	20,236
Motorcar Parts of America, Inc.(x)*	690	13,020
Shiloh Industries, Inc.*	434	2,387
Standard Motor Products, Inc.	767	37,660
Stoneridge, Inc.*	95	2,742
Superior Industries International, Inc.(x)	863	4,108
Tenneco, Inc., Class A	319	7,069
Tower International, Inc.	727	15,289
Visteon Corp.*	378	25,458

		2,197,691

Automobiles (0.5%)
Harley-Davidson, Inc.	5,861	209,003
Honda Motor Co. Ltd. (ADR)	14,200	385,814
Thor Industries, Inc.	5,207	324,761

		919,578

Distributors (0.2%)
Core-Mark Holding Co., Inc.	1,517	56,326
Genuine Parts Co.	2,700	302,481
Weyco Group, Inc.	221	6,842

		365,649

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	2,088	96,716
American Public Education, Inc.*	558	16,807
Bright Horizons Family Solutions, Inc.*	320	40,675
Carriage Services, Inc.	360	6,930
Graham Holdings Co., Class B	150	102,477
H&R Block, Inc.	6,015	143,999
Houghton Mifflin Harcourt Co.*	3,448	25,067
K12, Inc.*	1,338	45,666
Laureate Education, Inc., Class A*	3,376	50,539
Regis Corp.*	1,102	21,676
Service Corp. International	3,287	131,973
Weight Watchers International, Inc.*	64	1,290

		683,815

Hotels, Restaurants & Leisure (2.0%)
Aramark	8,762	258,917

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
BBX Capital Corp.	2,271	$13,444
Belmond Ltd., Class A*	2,788	69,505
Biglari Holdings, Inc., Class A*	3	2,206
Biglari Holdings, Inc., Class B*	38	5,372
Boyd Gaming Corp.	276	7,551
Brinker International, Inc.	391	17,353
Caesars Entertainment Corp.(x)*	20,472	177,902
Carnival Corp.	5,800	294,176
Carrols Restaurant Group, Inc.*	168	1,675
Century Casinos, Inc.*	886	8,027
Chuy’s Holdings, Inc.*	122	2,778
Del Frisco’s Restaurant Group, Inc.*	1,128	7,230
Del Taco Restaurants, Inc.*	1,070	10,764
Denny’s Corp.*	570	10,460
Dine Brands Global, Inc.(x)	236	21,544
Drive Shack, Inc.*	104	467
El Pollo Loco Holdings, Inc.*	765	9,953
Empire Resorts, Inc.(x)*	45	452
Extended Stay America, Inc.	2,757	49,488
Fiesta Restaurant Group, Inc.*	163	2,137
Habit Restaurants, Inc. (The), Class A*	690	7,466
Hyatt Hotels Corp., Class A	1,422	103,195
International Game Technology plc	3,372	43,802
International Speedway Corp., Class A	849	37,042
J Alexander’s Holdings, Inc.*	431	4,232
Jack in the Box, Inc.	814	65,983
Marriott Vacations Worldwide Corp.	234	21,879
Monarch Casino & Resort, Inc.*	83	3,645
Papa John’s International, Inc.(x)	426	22,557
Penn National Gaming, Inc.*	2,737	55,014
RCI Hospitality Holdings, Inc.	75	1,723
Red Lion Hotels Corp.*	623	5,034
Red Robin Gourmet Burgers, Inc.*	450	12,965
Red Rock Resorts, Inc., Class A	47,971	1,240,050
Sodexo SA	3,332	366,890
Speedway Motorsports, Inc.	412	5,962
Town Sports International Holdings, Inc.*	444	2,113
Vail Resorts, Inc.	2,148	466,760
Wingstop, Inc.	75	5,702

		3,443,415

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	359	5,891
Beazer Homes USA, Inc.*	1,162	13,375
Century Communities, Inc.(x)*	824	19,751
Ethan Allen Interiors, Inc.	887	16,968
Flexsteel Industries, Inc.	273	6,331
Green Brick Partners, Inc.*	866	7,577
Helen of Troy Ltd.*	875	101,465
Hooker Furniture Corp.	222	6,400
Hovnanian Enterprises, Inc., Class A(x)*	125	1,376
KB Home	2,382	57,573
La-Z-Boy, Inc.	938	30,945
Leggett & Platt, Inc.	4,694	198,181
Lifetime Brands, Inc.	371	3,506
Lovesac Co. (The)(x)*	89	2,475
M.D.C. Holdings, Inc.	1,709	49,664
M/I Homes, Inc.*	771	20,524
Meritage Homes Corp.*	1,277	57,095
New Home Co., Inc. (The)*	423	2,013
NVR, Inc.*	379	1,048,693
PulteGroup, Inc.	20,404	570,496
Sonos, Inc.(x)*	305	3,138
Taylor Morrison Home Corp., Class A*	3,467	61,539
Toll Brothers, Inc.	2,429	87,930
TRI Pointe Group, Inc.*	5,005	63,263
Tupperware Brands Corp.	1,755	44,893
Universal Electronics, Inc.*	478	17,758
William Lyon Homes, Class A(x)*	937	14,402

		2,513,222

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	653	11,904
Gaia, Inc.(x)*	133	1,217
Lands’ End, Inc.(x)*	337	5,597
Leaf Group Ltd.*	97	778
Liberty Expedia Holdings, Inc., Class A*	1,826	78,153
Liquidity Services, Inc.*	842	6,492

		104,141

Leisure Products (0.2%)
Acushnet Holdings Corp.	1,220	28,231
American Outdoor Brands Corp.*	1,862	17,391
Brunswick Corp.	2,816	141,729
Callaway Golf Co.	1,090	17,364
Clarus Corp.	795	10,184
Escalade, Inc.	341	3,809
Johnson Outdoors, Inc., Class A	64	4,567
Mattel, Inc.(x)*	9,637	125,281
Nautilus, Inc.*	135	751
Vista Outdoor, Inc.*	2,049	16,412
YETI Holdings, Inc.(x)*	284	8,591

		374,310

Multiline Retail (0.5%)
Big Lots, Inc.	1,071	40,719
Dillard’s, Inc., Class A(x)	412	29,672
JC Penney Co., Inc.(x)*	11,712	17,451
Kohl’s Corp.	5,891	405,124
Target Corp.	4,000	321,040

		814,006

Specialty Retail (1.5%)
Aaron’s, Inc.	10,261	539,729
Abercrombie & Fitch Co., Class A	2,349	64,386
Advance Auto Parts, Inc.	2,600	443,378
American Eagle Outfitters, Inc.	559	12,393
America’s Car-Mart, Inc.*	164	14,980
Ascena Retail Group, Inc.*	6,233	6,732
AutoNation, Inc.*	1,967	70,261
Barnes & Noble Education, Inc.*	1,289	5,414
Barnes & Noble, Inc.	2,071	11,246
Bed Bath & Beyond, Inc.	4,811	81,739
Big 5 Sporting Goods Corp.(x)	632	2,010
Buckle, Inc. (The)(x)	803	15,032
Caleres, Inc.	1,467	36,220
Cato Corp. (The), Class A	749	11,220
Chico’s FAS, Inc.	4,359	18,613
Citi Trends, Inc.	476	9,192
Conn’s, Inc.(x)*	352	8,047
Container Store Group, Inc. (The)*	494	4,347
Dick’s Sporting Goods, Inc.	2,650	97,547
DSW, Inc., Class A	2,462	54,706
Express, Inc.*	2,569	10,995
Foot Locker, Inc.	4,084	247,490
Francesca’s Holdings Corp.(x)*	1,202	813
GameStop Corp., Class A(x)	3,607	36,647
Genesco, Inc.*	689	31,384
GNC Holdings, Inc., Class A(x)*	2,644	7,218
Group 1 Automotive, Inc.	670	43,349
Guess?, Inc.	2,007	39,337
Haverty Furniture Cos., Inc.	626	13,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hibbett Sports, Inc.*	688	$15,693
J. Jill, Inc.	568	3,118
Kirkland’s, Inc.*	413	2,903
Lithia Motors, Inc., Class A(x)	319	29,587
Lumber Liquidators Holdings, Inc.(x)*	197	1,990
MarineMax, Inc.*	357	6,840
Michaels Cos., Inc. (The)*	2,851	32,558
Murphy USA, Inc.*	878	75,174
Office Depot, Inc.	19,460	70,640
Party City Holdco, Inc.(x)*	1,905	15,126
Penske Automotive Group, Inc.(x)	1,274	56,884
Pier 1 Imports, Inc.(x)	3,070	2,344
Rent-A-Center, Inc.*	1,540	32,140
RTW RetailWinds, Inc.*	436	1,046
Sally Beauty Holdings, Inc.*	3,185	58,636
Shoe Carnival, Inc.(x)	377	12,829
Signet Jewelers Ltd.	1,819	49,404
Sonic Automotive, Inc., Class A	894	13,240
Tile Shop Holdings, Inc.	657	3,719
Tilly’s, Inc., Class A	636	7,079
Williams-Sonoma, Inc.(x)	2,252	126,720
Zumiez, Inc.*	454	11,300

		2,567,092

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	2,328	106,506
Carter’s, Inc.	5,944	599,096
Columbia Sportswear Co.	958	99,804
Culp, Inc.	373	7,173
Fossil Group, Inc.(x)*	1,232	16,903
G-III Apparel Group Ltd.(x)*	1,087	43,436
Hanesbrands, Inc.	27,552	492,630
Movado Group, Inc.	523	19,027
Ralph Lauren Corp.	1,878	243,539
Rocky Brands, Inc.	234	5,607
Skechers U.S.A., Inc., Class A*	2,459	82,647
Unifi, Inc.*	577	11,165
Vera Bradley, Inc.*	821	10,878

		1,738,411

Total Consumer Discretionary		15,721,330

Consumer Staples (5.5%)
Beverages (0.3%)
MGP Ingredients, Inc.(x)	63	4,861
Molson Coors Brewing Co., Class B	9,762	582,303

		587,164

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	949	30,586
BJ’s Wholesale Club Holdings, Inc.*	1,682	46,087
Casey’s General Stores, Inc.	1,305	168,045
Ingles Markets, Inc., Class A	502	13,865
Natural Grocers by Vitamin Cottage, Inc.*	417	4,983
Rite Aid Corp.(x)*	36,671	23,286
Smart & Final Stores, Inc.(x)*	932	4,604
SpartanNash Co.	1,226	19,456
Sysco Corp.	5,800	387,208
United Natural Foods, Inc.*	1,758	23,241
US Foods Holding Corp.*	7,270	253,796
Village Super Market, Inc., Class A	311	8,500
Weis Markets, Inc.	330	13,467

		997,124

Food Products (3.8%)
Alico, Inc.	102	2,775
B&G Foods, Inc.(x)	19,271	470,598
Cal-Maine Foods, Inc.	8,913	397,787
Conagra Brands, Inc.	16,000	443,840
Darling Ingredients, Inc.*	5,842	126,479
Dean Foods Co.	3,232	9,793
Farmer Brothers Co.*	380	7,604
Flowers Foods, Inc.	38,678	824,615
Fresh Del Monte Produce, Inc.	1,060	28,652
Hain Celestial Group, Inc. (The)(x)*	3,343	77,290
Hostess Brands, Inc.*	3,571	44,637
Ingredion, Inc.	2,379	225,267
JM Smucker Co. (The)	2,000	233,000
Kellogg Co.	3,800	218,044
Lamb Weston Holdings, Inc.	5,251	393,510
Lancaster Colony Corp.	182	28,518
Landec Corp.*	941	11,555
Limoneira Co.	335	7,883
Mondelez International, Inc., Class A	11,000	549,120
Orkla ASA	72,199	554,157
Pilgrim’s Pride Corp.*	1,852	41,281
Post Holdings, Inc.*	13,422	1,468,367
Sanderson Farms, Inc.	728	95,980
Seaboard Corp.	9	38,562
Seneca Foods Corp., Class A*	289	7,109
Simply Good Foods Co. (The)*	2,181	44,907
Tootsie Roll Industries, Inc.	493	18,373
TreeHouse Foods, Inc.*	1,954	126,131

		6,495,834

Household Products (0.3%)
Central Garden & Pet Co.(x)*	95	2,428
Central Garden & Pet Co., Class A*	349	8,114
Energizer Holdings, Inc.	914	41,066
Kimberly-Clark Corp.	3,500	433,650
Oil-Dri Corp. of America	206	6,415
Spectrum Brands Holdings, Inc.(x)	782	42,838

		534,511

Personal Products (0.4%)
Coty, Inc., Class A	28,523	328,015
Edgewell Personal Care Co.*	1,934	84,883
Herbalife Nutrition Ltd.*	3,191	169,091
Inter Parfums, Inc.	43	3,262
Nature’s Sunshine Products, Inc.*	343	3,186
Nu Skin Enterprises, Inc., Class A	1,368	65,473
Revlon, Inc., Class A(x)*	41	795

		654,705

Tobacco (0.1%)
Pyxus International, Inc.(x)*	286	6,833
Universal Corp.	870	50,138
Vector Group Ltd.	2,042	22,033

		79,004

Total Consumer Staples		9,348,342

Energy (5.4%)
Energy Equipment & Services (1.4%)
Apergy Corp.*	2,789	114,516
Archrock, Inc.	4,444	43,462
Baker Hughes a GE Co.	16,600	460,152
Basic Energy Services, Inc.(x)*	641	2,436
Bristow Group, Inc.(x)*	1,233	1,369
C&J Energy Services, Inc.*	2,256	35,013
CARBO Ceramics, Inc.(x)*	881	3,083
Dawson Geophysical Co.*	726	2,127
Diamond Offshore Drilling, Inc.(x)*	2,232	23,414
Dril-Quip, Inc.*	1,307	59,926
Era Group, Inc.*	719	8,297
Exterran Corp.*	1,143	19,259
Forum Energy Technologies, Inc.*	2,733	13,966
Frank’s International NV*	2,584	16,047
FTS International, Inc.*	1,133	11,330
Halliburton Co.	7,500	219,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Helix Energy Solutions Group, Inc.*	5,086	$40,230
Helmerich & Payne, Inc.	3,816	212,017
Independence Contract Drilling, Inc.*	833	2,307
Keane Group, Inc.*	91	991
KLX Energy Services Holdings, Inc.*	699	17,573
Matrix Service Co.*	944	18,483
McDermott International, Inc.*	6,458	48,047
Nabors Industries Ltd.	12,620	43,413
National Oilwell Varco, Inc.	6,900	183,816
Natural Gas Services Group, Inc.*	478	8,274
NCS Multistage Holdings, Inc.(x)*	341	1,766
Newpark Resources, Inc.*	3,263	29,889
Nine Energy Service, Inc.*	524	11,869
Noble Corp. plc*	8,502	24,401
Oceaneering International, Inc.*	3,571	56,315
Oil States International, Inc.*	2,083	35,328
Patterson-UTI Energy, Inc.	7,681	107,688
Pioneer Energy Services Corp.*	2,195	3,885
Quintana Energy Services, Inc.*	293	1,266
RigNet, Inc.*	454	4,436
Rowan Cos. plc, Class A*	4,601	49,645
RPC, Inc.(x)	1,273	14,525
SEACOR Holdings, Inc.*	602	25,453
SEACOR Marine Holdings, Inc.*	584	7,773
Select Energy Services, Inc., Class A(x)*	1,222	14,688
Smart Sand, Inc.(x)*	762	3,391
Superior Energy Services, Inc.*	5,394	25,190
TETRA Technologies, Inc.*	578	1,352
Tidewater, Inc.(x)*	975	22,610
Transocean Ltd.*	18,589	161,910
Unit Corp.*	1,899	27,042
US Silica Holdings, Inc.	1,061	18,419
Weatherford International plc(x)*	35,031	24,452

		2,282,591

Oil, Gas & Consumable Fuels (4.0%)
Abraxas Petroleum Corp.*	398	498
Adams Resources & Energy, Inc.	65	2,539
Alta Mesa Resources, Inc., Class A(x)*	3,358	891
Anadarko Petroleum Corp.	6,200	281,976
Antero Resources Corp.*	3,950	34,879
Approach Resources, Inc.(x)*	1,620	573
Arch Coal, Inc., Class A(x)	635	57,956
Ardmore Shipping Corp.*	1,098	6,764
Berry Petroleum Corp.	1,157	13,352
Bonanza Creek Energy, Inc.*	670	15,202
California Resources Corp.*	1,566	40,262
Callon Petroleum Co.*	8,026	60,596
Centennial Resource Development, Inc., Class A(x)*	6,587	57,900
Chesapeake Energy Corp.(x)*	32,699	101,367
Cimarex Energy Co.	22,136	1,547,306
Clean Energy Fuels Corp.*	4,459	13,778
CNX Resources Corp.*	7,355	79,213
CONSOL Energy, Inc.*	568	19,437
CVR Energy, Inc.	36	1,483
Delek US Holdings, Inc.	234	8,522
Denbury Resources, Inc.(x)*	8,739	17,915
Devon Energy Corp.	13,200	416,592
DHT Holdings, Inc.	3,241	14,455
Dorian LPG Ltd.*	918	5,894
Earthstone Energy, Inc., Class A(x)*	715	5,062
Energy Fuels, Inc.(x)*	3,062	10,196
EP Energy Corp., Class A(x)*	1,657	431
EQT Corp.	14,300	296,582
Equitrans Midstream Corp.	11,600	252,648
Extraction Oil & Gas, Inc.(x)*	3,899	16,493
Frontline Ltd.(x)*	2,759	17,823
GasLog Ltd.	1,479	25,823
Golar LNG Ltd.	3,399	71,685
Goodrich Petroleum Corp.*	121	1,646
Green Plains, Inc.	1,406	23,452
Gulfport Energy Corp.*	6,297	50,502
Halcon Resources Corp.(x)*	4,895	6,608
Hallador Energy Co.	580	3,051
HighPoint Resources Corp.*	3,923	8,670
HollyFrontier Corp.	5,686	280,149
Imperial Oil Ltd.	6,500	177,439
International Seaways, Inc.*	758	12,992
Isramco, Inc.*	18	2,034
Kosmos Energy Ltd.	6,716	41,841
Laredo Petroleum, Inc.*	3,905	12,066
Matador Resources Co.(x)*	285	5,509
Midstates Petroleum Co., Inc.*	562	5,491
Montage Resources Corp.*	84	1,263
Murphy Oil Corp.	5,888	172,518
NACCO Industries, Inc., Class A	154	5,886
Noble Energy, Inc.	16,700	412,991
Nordic American Tankers Ltd.(x)	5,064	10,229
Northern Oil and Gas, Inc.(x)*	4,923	13,489
Oasis Petroleum, Inc.*	9,700	58,588
Overseas Shipholding Group, Inc., Class A*	1,743	3,992
Panhandle Oil and Gas, Inc., Class A	259	4,066
Par Pacific Holdings, Inc.*	1,013	18,042
Parsley Energy, Inc., Class A*	2,877	55,526
PBF Energy, Inc., Class A	4,275	133,124
PDC Energy, Inc.(x)*	2,380	96,818
Peabody Energy Corp.	2,791	79,069
QEP Resources, Inc.*	8,492	66,153
Range Resources Corp.	7,582	85,222
Renewable Energy Group, Inc.*	1,190	26,132
REX American Resources Corp.*	201	16,203
Ring Energy, Inc.*	104	611
SandRidge Energy, Inc.*	1,021	8,188
Scorpio Tankers, Inc.	1,595	31,645
SemGroup Corp., Class A	2,896	42,687
Ship Finance International Ltd.(x)	2,882	35,564
SilverBow Resources, Inc.*	260	5,980
SM Energy Co.	4,002	69,995
Southwestern Energy Co.*	21,026	98,612
Talos Energy, Inc.*	742	19,708
Targa Resources Corp.	8,127	337,677
Teekay Corp.	2,415	9,467
Teekay Tankers Ltd., Class A*	7,263	7,046
Ultra Petroleum Corp.(x)*	4,904	2,991
W&T Offshore, Inc.*	3,289	22,694
Whiting Petroleum Corp.*	3,231	84,458
World Fuel Services Corp.	2,396	69,220
WPX Energy, Inc.*	49,428	648,001

		6,881,398

Total Energy		9,163,989

Financials (23.1%)
Banks (11.0%)
1st Constitution Bancorp	226	4,016
1st Source Corp.	534	23,982
ACNB Corp.	251	9,287
Allegiance Bancshares, Inc.*	312	10,521
Amalgamated Bank, Class A	406	6,354
American National Bankshares, Inc.	314	10,965
Ames National Corp.	329	9,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Arrow Financial Corp.	439	$14,439
Associated Banc-Corp.	5,950	127,032
Atlantic Capital Bancshares, Inc.*	264	4,707
Auburn National Bancorporation, Inc.	77	3,036
Banc of California, Inc.	1,512	20,926
BancFirst Corp.	480	25,032
Bancorp, Inc. (The)*	1,827	14,762
BancorpSouth Bank	3,394	95,779
Bank of Commerce Holdings	618	6,520
Bank of Hawaii Corp.	1,483	116,964
Bank of Marin Bancorp	478	19,450
Bank of Princeton (The)	187	5,934
Bank OZK	31,307	907,277
BankUnited, Inc.	40,920	1,366,728
Bankwell Financial Group, Inc.	166	4,844
Banner Corp.	1,115	60,400
Bar Harbor Bankshares	545	14,099
Baycom Corp.*	371	8,399
BB&T Corp.	18,200	846,846
BCB Bancorp, Inc.	389	5,213
Berkshire Hills Bancorp, Inc.	1,411	38,436
Blue Hills Bancorp, Inc.	433	10,349
BOK Financial Corp.	7,281	593,766
Boston Private Financial Holdings, Inc.	2,849	31,225
Bridge Bancorp, Inc.	568	16,642
Brookline Bancorp, Inc.	2,782	40,061
Bryn Mawr Bank Corp.	699	25,255
Business First Bancshares, Inc.(x)	382	9,374
Byline Bancorp, Inc.*	553	10,219
C&F Financial Corp.	138	6,983
Cadence Bancorp	28,803	534,296
Cambridge Bancorp	89	7,374
Camden National Corp.	541	22,571
Capital City Bank Group, Inc.	441	9,605
Capstar Financial Holdings, Inc.	248	3,581
Carolina Financial Corp.	235	8,129
Cathay General Bancorp	2,782	94,338
CB Financial Services, Inc.	145	3,441
CBTX, Inc.	638	20,716
CenterState Bank Corp.	3,325	79,168
Central Pacific Financial Corp.	787	22,697
Central Valley Community Bancorp	380	7,429
Century Bancorp, Inc., Class A	111	8,103
Chemical Financial Corp.	2,572	105,864
Chemung Financial Corp.	127	5,960
CIT Group, Inc.	3,624	173,843
Citizens & Northern Corp.	394	9,866
City Holding Co.	507	38,628
Civista Bancshares, Inc.	403	8,797
CNB Financial Corp.	517	13,065
Coastal Financial Corp.*	185	3,143
Codorus Valley Bancorp, Inc.	365	7,793
Columbia Banking System, Inc.	2,606	85,190
Comerica, Inc.	4,600	337,272
Commerce Bancshares, Inc.	10,360	601,502
Community Bank System, Inc.	1,790	106,988
Community Bankers Trust Corp.	863	6,317
Community Financial Corp. (The)	160	4,539
Community Trust Bancorp, Inc.	532	21,844
ConnectOne Bancorp, Inc.	781	15,386
County Bancorp, Inc.	184	3,238
Cullen/Frost Bankers, Inc.	2,051	199,091
Customers Bancorp, Inc.*	682	12,487
CVB Financial Corp.	4,039	85,021
Eagle Bancorp, Inc.*	222	11,144
East West Bancorp, Inc.	4,789	229,728
Enterprise Bancorp, Inc.	290	8,332
Enterprise Financial Services Corp.	551	22,464
Equity Bancshares, Inc., Class A*	316	9,101
Esquire Financial Holdings, Inc.*	119	2,708
Evans Bancorp, Inc.	191	6,809
Farmers & Merchants Bancorp, Inc.	30	903
Farmers National Banc Corp.	936	12,907
FB Financial Corp.	299	9,496
Fidelity D&D Bancorp, Inc.(x)	88	5,203
Fidelity Southern Corp.	798	21,857
Financial Institutions, Inc.	528	14,351
First Bancorp (Nasdaq Stock Exchange)	1,022	35,525
First Bancorp (Quotrix Stock Exchange)	7,457	85,457
First Bancorp, Inc.	365	9,096
First Bancshares, Inc. (The)	428	13,225
First Bank	523	6,030
First Busey Corp.	1,524	37,186
First Business Financial Services, Inc.	294	5,886
First Choice Bancorp	313	6,729
First Citizens BancShares, Inc., Class A	283	115,238
First Commonwealth Financial Corp.	3,488	43,949
First Community Bankshares, Inc.	607	20,116
First Community Corp.	232	4,424
First Financial Bancorp	3,404	81,900
First Financial Corp.	404	16,968
First Financial Northwest, Inc.	322	5,071
First Foundation, Inc.	895	12,145
First Guaranty Bancshares, Inc.(x)	164	3,362
First Hawaiian, Inc.	24,225	631,061
First Horizon National Corp.	24,797	346,662
First Internet Bancorp	395	7,635
First Interstate BancSystem, Inc., Class A	1,225	48,779
First Merchants Corp.	1,829	67,399
First Mid-Illinois Bancshares, Inc.	442	14,727
First Midwest Bancorp, Inc.	3,768	77,093
First Northwest Bancorp	347	5,403
First of Long Island Corp. (The)	863	18,926
First Republic Bank	7,552	758,674
First Savings Financial Group, Inc.(x)	58	3,135
First United Corp.	227	3,918
Flushing Financial Corp.	959	21,031
FNB Corp.	11,551	122,441
Franklin Financial Network, Inc.	448	12,996
Fulton Financial Corp.	6,166	95,450
German American Bancorp, Inc.	547	16,082
Glacier Bancorp, Inc.	2,558	102,499
Great Southern Bancorp, Inc.	430	22,317
Great Western Bancorp, Inc.	2,070	65,391
Guaranty Bancshares, Inc.	252	7,363
Hancock Whitney Corp.	3,044	122,978
Hanmi Financial Corp.	947	20,143
HarborOne Bancorp, Inc.*	285	4,902
Heartland Financial USA, Inc.	1,109	47,299
Heritage Commerce Corp.	126	1,525
Heritage Financial Corp.	1,273	38,368
Hilltop Holdings, Inc.	2,531	46,191
Home BancShares, Inc.	4,416	77,589
HomeTrust Bancshares, Inc.	413	10,408
Hope Bancorp, Inc.	4,351	56,911
Horizon Bancorp, Inc.	1,254	20,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Howard Bancorp, Inc.*	401	$5,939
IBERIABANK Corp.	1,986	142,416
Independent Bank Corp./MA	852	69,021
Independent Bank Corp./MI	534	11,481
Independent Bank Group, Inc.	681	34,928
International Bancshares Corp.	2,015	76,630
Investar Holding Corp.	231	5,246
Investors Bancorp, Inc.	8,640	102,384
Lakeland Bancorp, Inc.	1,615	24,112
Lakeland Financial Corp.	214	9,677
LCNB Corp.	343	5,882
LegacyTexas Financial Group, Inc.	1,003	37,502
Level One Bancorp, Inc.(x)	211	4,908
Live Oak Bancshares, Inc.	414	6,049
M&T Bank Corp.	3,000	471,060
Macatawa Bank Corp.	961	9,552
Malvern Bancorp, Inc.*	200	4,024
MBT Financial Corp.	667	6,683
Mercantile Bank Corp.	592	19,370
Metropolitan Bank Holding Corp.*	221	7,689
Mid Penn Bancorp, Inc.	149	3,651
Middlefield Banc Corp.	108	4,451
Midland States Bancorp, Inc.	353	8,493
MidSouth Bancorp, Inc.	479	5,465
MidWestOne Financial Group, Inc.	410	11,173
MutualFirst Financial, Inc.	224	6,713
MVB Financial Corp.	261	3,980
National Bank Holdings Corp., Class A	671	22,317
National Bankshares, Inc.(x)	234	10,027
National Commerce Corp.*	350	13,724
NBT Bancorp, Inc.	1,476	53,151
Nicolet Bankshares, Inc.*	310	18,476
Northeast Bancorp	267	5,522
Northrim Bancorp, Inc.	236	8,123
Norwood Financial Corp.	235	7,247
Oak Valley Bancorp(x)	215	3,793
OFG Bancorp	1,565	30,971
Ohio Valley Banc Corp.	161	5,820
Old Line Bancshares, Inc.	455	11,343
Old National Bancorp	5,386	88,330
Old Second Bancorp, Inc.	1,077	13,559
Opus Bank	668	13,226
Origin Bancorp, Inc.(x)	406	13,824
Orrstown Financial Services, Inc.	277	5,149
Pacific City Financial Corp.	303	5,287
Pacific Mercantile Bancorp*	650	4,953
Pacific Premier Bancorp, Inc.	1,134	30,085
PacWest Bancorp	4,405	165,672
Park National Corp.	483	45,764
Parke Bancorp, Inc.	249	5,202
Peapack Gladstone Financial Corp.	648	16,991
Penns Woods Bancorp, Inc.	181	7,439
Peoples Bancorp of North Carolina, Inc.	185	4,921
Peoples Bancorp, Inc.	682	21,122
Peoples Financial Services Corp.	272	12,305
People’s United Financial, Inc.	13,194	216,909
Pinnacle Financial Partners, Inc.	1,538	84,129
Popular, Inc.	8,009	417,509
Premier Financial Bancorp, Inc.	497	7,808
Prosperity Bancshares, Inc.	5,586	385,769
QCR Holdings, Inc.	472	16,010
RBB Bancorp	466	8,761
Reliant Bancorp, Inc.	359	8,013
Renasant Corp.	1,703	57,647
Republic Bancorp, Inc., Class A	353	15,786
Republic First Bancorp, Inc.*	1,364	7,161
S&T Bancorp, Inc.	1,203	47,555
Sandy Spring Bancorp, Inc.	1,271	39,757
SB One Bancorp	223	4,844
Seacoast Banking Corp. of Florida*	1,316	34,677
Select Bancorp, Inc.*	599	6,811
Shore Bancshares, Inc.	435	6,486
Sierra Bancorp	477	11,591
Signature Bank	723	92,595
Simmons First National Corp., Class A	3,163	77,430
SmartFinancial, Inc.*	397	7,507
South State Corp.	1,317	90,004
Southern First Bancshares, Inc.*	187	6,334
Southern National Bancorp of Virginia, Inc.	788	11,544
Southside Bancshares, Inc.	1,220	40,541
Spirit of Texas Bancshares, Inc.*	332	7,038
Sterling Bancorp	31,312	583,343
Stock Yards Bancorp, Inc.	585	19,779
Summit Financial Group, Inc.	402	10,657
SunTrust Banks, Inc.	3,100	183,675
SVB Financial Group*	2,955	657,074
Synovus Financial Corp.	4,038	138,746
TCF Financial Corp.	5,918	122,443
Texas Capital Bancshares, Inc.*	667	36,412
Tompkins Financial Corp.	515	39,176
Towne Bank	2,324	57,519
TriCo Bancshares	842	33,082
TriState Capital Holdings, Inc.*	594	12,135
Trustmark Corp.	2,355	79,199
UMB Financial Corp.	8,919	571,173
Umpqua Holdings Corp.	7,869	129,839
Union Bankshares Corp.	2,774	89,683
United Bankshares, Inc.	3,576	129,594
United Community Banks, Inc.	2,465	61,452
United Security Bancshares	511	5,417
Unity Bancorp, Inc.	306	5,777
Univest Financial Corp.	998	24,411
Valley National Bancorp	11,506	110,227
Veritex Holdings, Inc.	1,224	29,645
Washington Trust Bancorp, Inc.	368	17,719
Webster Financial Corp.	3,280	166,198
WesBanco, Inc.	1,919	76,280
West Bancorporation, Inc.	436	9,016
Westamerica Bancorp	7,318	452,252
Western Alliance Bancorp*	1,408	57,784
Wintrust Financial Corp.	2,005	134,997
Zions Bancorp NA	6,646	301,795

		18,744,442

Capital Markets (1.9%)
Ameriprise Financial, Inc.	4,800	614,880
Associated Capital Group, Inc., Class A	69	2,730
B. Riley Financial, Inc.	742	12,384
BGC Partners, Inc., Class A	9,871	52,415
Blucora, Inc.*	452	15,088
BrightSphere Investment Group plc	359	4,868
Cowen, Inc.(x)*	511	7,404
Donnelley Financial Solutions, Inc.*	601	8,943
Federated Investors, Inc., Class B	910	26,672
Focus Financial Partners, Inc., Class A(x)*	387	13,793
GAIN Capital Holdings, Inc.(x)	1,148	7,209
GAMCO Investors, Inc., Class A	221	4,530
Greenhill & Co., Inc.	78	1,678
INTL. FCStone, Inc.*	559	21,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Ltd.	28,200	$544,542
Ladenburg Thalmann Financial Services, Inc.	278	787
Lazard Ltd., Class A	350	12,649
Legg Mason, Inc.	3,047	83,396
Northern Trust Corp.	13,400	1,211,494
Oppenheimer Holdings, Inc., Class A	356	9,263
Piper Jaffray Cos.	486	35,395
PJT Partners, Inc., Class A	42	1,756
State Street Corp.	5,700	375,117
Stifel Financial Corp.	2,484	131,056
Virtus Investment Partners, Inc.	215	20,973
Waddell & Reed Financial, Inc., Class A(x)	2,720	47,029

		3,267,718

Consumer Finance (0.4%)
Credit Acceptance Corp.*	39	17,625
Encore Capital Group, Inc.*	940	25,596
EZCORP, Inc., Class A(x)*	1,738	16,198
LendingClub Corp.*	11,575	35,767
Navient Corp.	8,759	101,342
Nelnet, Inc., Class A	671	36,952
OneMain Holdings, Inc.	2,557	81,185
PRA Group, Inc.*	1,610	43,164
Regional Management Corp.*	153	3,736
Santander Consumer USA Holdings, Inc.	3,611	76,301
SLM Corp.	15,622	154,814
World Acceptance Corp.*	225	26,354

		619,034

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	1,070	21,314
Cannae Holdings, Inc.*	2,418	58,661
FGL Holdings	5,280	41,554
Marlin Business Services Corp.	243	5,224
On Deck Capital, Inc.*	226	1,225
Voya Financial, Inc.	5,033	251,449

		379,427

Insurance (7.0%)
Aflac, Inc.	5,000	250,000
Alleghany Corp.*	458	280,479
Ambac Financial Group, Inc.*	1,550	28,086
American Equity Investment Life Holding Co.	3,193	86,275
American Financial Group, Inc.	2,525	242,930
American National Insurance Co.	275	33,226
AMERISAFE, Inc.	620	36,828
Argo Group International Holdings Ltd.	1,182	83,520
Arthur J Gallagher & Co.	1,600	124,960
Assurant, Inc.	2,142	203,297
Assured Guaranty Ltd.	3,750	166,613
Axis Capital Holdings Ltd.	2,643	144,784
Brighthouse Financial, Inc.*	21,491	779,908
Brown & Brown, Inc.	29,436	868,656
Chubb Ltd.	4,500	630,360
Citizens, Inc.(x)*	1,861	12,413
CNO Financial Group, Inc.	5,876	95,074
Crawford & Co., Class B	404	3,689
Donegal Group, Inc., Class A	278	3,739
eHealth, Inc.*	782	48,750
EMC Insurance Group, Inc.	361	11,509
Employers Holdings, Inc.	1,089	43,680
Enstar Group Ltd.*	2,084	362,616
Erie Indemnity Co., Class A	217	38,739
Everest Re Group Ltd.	880	190,045
FBL Financial Group, Inc., Class A	354	22,203
FedNat Holding Co.	184	2,951
First American Financial Corp.	3,891	200,387
Genworth Financial, Inc., Class A*	18,016	69,001
Global Indemnity Ltd.	230	6,987
Goosehead Insurance, Inc., Class A(x)	328	9,145
Greenlight Capital Re Ltd., Class A(x)*	1,074	11,674
Hallmark Financial Services, Inc.*	. 470	4,888
Hanover Insurance Group, Inc. (The)	1,524	173,995
HCI Group, Inc.(x)	249	10,640
Heritage Insurance Holdings, Inc.	719	10,497
Horace Mann Educators Corp.	1,433	50,456
Independence Holding Co.	174	6,134
Investors Title Co.	38	6,000
James River Group Holdings Ltd.	469	18,798
Kemper Corp.	754	57,410
Kingstone Cos., Inc.	260	3,832
Maiden Holdings Ltd.	2,199	1,633
MBIA, Inc.*	2,774	26,408
Mercury General Corp.	975	48,818
National General Holdings Corp.	931	22,093
National Western Life Group, Inc., Class A	80	20,998
Navigators Group, Inc. (The)	9,615	671,800
NI Holdings, Inc.*	431	6,896
Old Republic International Corp.	10,185	213,070
ProAssurance Corp.	13,005	450,103
Protective Insurance Corp., Class B	335	6,204
Reinsurance Group of America, Inc.	9,724	1,380,614
RenaissanceRe Holdings Ltd.	5,588	801,878
RLI Corp.	222	15,929
Safety Insurance Group, Inc.	508	44,267
Selective Insurance Group, Inc.	1,966	124,408
State Auto Financial Corp.	577	18,995
Stewart Information Services Corp.	745	31,804
Third Point Reinsurance Ltd.*	2,793	28,991
Tiptree, Inc.	1,053	6,665
Torchmark Corp.	5,419	444,087
Travelers Cos., Inc. (The)	1,100	150,876
United Fire Group, Inc.	692	30,247
United Insurance Holdings Corp.	137	2,178
White Mountains Insurance Group Ltd.	111	102,728
Willis Towers Watson plc	9,137	1,604,914
WR Berkley Corp.	3,407	288,641

		11,980,419

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AG Mortgage Investment Trust, Inc. (REIT)	1,090	18,356
AGNC Investment Corp. (REIT)	19,234	346,212
Anworth Mortgage Asset Corp. (REIT)	3,645	14,726
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,501	81,918
Arbor Realty Trust, Inc. (REIT)(x)	. 2,611	33,865
Ares Commercial Real Estate Corp. (REIT)	895	13,595
Arlington Asset Investment Corp. (REIT), Class A(x)	911	7,251
ARMOUR Residential REIT, Inc. (REIT)	1,824	35,623
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	3,985	137,722
Capstead Mortgage Corp. (REIT)	3,093	26,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Cherry Hill Mortgage Investment Corp. (REIT)	551	$9,488
Chimera Investment Corp. (REIT)	6,637	124,377
Colony Credit Real Estate, Inc. (REIT)	3,040	47,606
Dynex Capital, Inc. (REIT)	2,451	14,926
Exantas Capital Corp. (REIT)	1,135	12,065
Granite Point Mortgage Trust, Inc. (REIT)	1,466	27,224
Great Ajax Corp. (REIT)	624	8,574
Invesco Mortgage Capital, Inc. (REIT)	4,586	72,459
KKR Real Estate Finance Trust, Inc. (REIT)	814	16,296
Ladder Capital Corp. (REIT)	3,370	57,357
MFA Financial, Inc. (REIT)	15,837	115,135
New Residential Investment Corp. (REIT)	14,419	243,825
New York Mortgage Trust, Inc. (REIT)	5,775	35,170
Orchid Island Capital, Inc. (REIT)(x)	1,715	11,285
PennyMac Mortgage Investment Trust (REIT)‡	2,116	43,822
Ready Capital Corp. (REIT)	619	9,081
Redwood Trust, Inc. (REIT)	3,408	55,039
Starwood Property Trust, Inc. (REIT)	9,569	213,867
TPG RE Finance Trust, Inc. (REIT)	1,223	23,971
Two Harbors Investment Corp. (REIT)	8,762	118,550
Western Asset Mortgage Capital Corp. (REIT)	1,817	18,588

		1,994,542

Thrifts & Mortgage Finance (1.4%)
Bank7 Corp.*	133	2,310
BankFinancial Corp.	496	7,375
Bridgewater Bancshares, Inc.*	810	8,351
BSB Bancorp, Inc.*	216	7,093
Capitol Federal Financial, Inc.	33,740	450,429
Columbia Financial, Inc.*	1,706	26,733
Dime Community Bancshares, Inc.	1,173	21,970
Entegra Financial Corp.*	218	4,894
ESSA Bancorp, Inc.	305	4,697
Essent Group Ltd.*	1,686	73,257
Federal Agricultural Mortgage Corp., Class C	209	15,138
First Defiance Financial Corp.	732	21,038
Flagstar Bancorp, Inc.	1,036	34,105
FS Bancorp, Inc.	62	3,130
Hingham Institution for Savings	28	4,816
Home Bancorp, Inc.	298	9,908
HomeStreet, Inc.*	848	22,345
Impac Mortgage Holdings, Inc.(x)*	406	1,591
Kearny Financial Corp.	2,259	29,073
Luther Burbank Corp.	779	7,868
Merchants Bancorp	387	8,320
Meridian Bancorp, Inc.	1,465	22,986
MGIC Investment Corp.*	12,887	169,980
Mr Cooper Group, Inc.*	53,015	508,414
New York Community Bancorp, Inc.	16,510	191,021
NMI Holdings, Inc., Class A*	362	9,365
Northfield Bancorp, Inc.	1,564	21,740
Northwest Bancshares, Inc.	3,249	55,136
OceanFirst Financial Corp.	1,774	42,682
Oconee Federal Financial Corp.	68	1,769
Ocwen Financial Corp.(x)*	3,896	7,091
OP Bancorp	384	3,360
Oritani Financial Corp.	1,426	23,714
PCSB Financial Corp.	519	10,157
PDL Community Bancorp(x)*	263	3,669
PennyMac Financial Services, Inc.‡	302	6,716
Provident Bancorp, Inc.*	168	3,805
Provident Financial Services, Inc.	2,243	58,071
Prudential Bancorp, Inc.	329	5,708
Radian Group, Inc.	7,704	159,781
Riverview Bancorp, Inc.	767	5,607
SI Financial Group, Inc.	433	5,590
Southern Missouri Bancorp, Inc.	254	7,823
Sterling Bancorp, Inc.	290	2,941
Territorial Bancorp, Inc.	294	7,912
TFS Financial Corp.	1,824	30,041
Timberland Bancorp, Inc.	257	7,191
TrustCo Bank Corp.	3,129	24,281
United Community Financial Corp.	1,767	16,521
United Financial Bancorp, Inc.	1,769	25,385
Walker & Dunlop, Inc.	872	44,394
Washington Federal, Inc.	2,976	85,977
Waterstone Financial, Inc.	886	14,584
Western New England Bancorp, Inc.	1,047	9,664
WSFS Financial Corp.	1,552	59,907

		2,417,424

Total Financials		39,403,006

Health Care (5.5%)
Biotechnology (0.4%)
Abeona Therapeutics, Inc.(x)*	98	721
Acceleron Pharma, Inc.*	230	10,711
Achillion Pharmaceuticals, Inc.*	5,057	14,969
Acorda Therapeutics, Inc.*	1,321	17,556
Adamas Pharmaceuticals, Inc.(x)*	424	3,015
Adverum Biotechnologies, Inc.(x)*	1,733	9,081
AgeX Therapeutics, Inc.(x)*	239	968
Agios Pharmaceuticals, Inc.(x)*	131	8,835
Akebia Therapeutics, Inc.*	249	2,039
Albireo Pharma, Inc.(x)*	242	7,795
Alder Biopharmaceuticals, Inc.(x)*	385	5,255
Allakos, Inc.(x)*	49	1,985
Allogene Therapeutics, Inc.(x)*	150	4,337
Alnylam Pharmaceuticals, Inc.*	389	36,352
AMAG Pharmaceuticals, Inc.*	1,231	15,855
Anika Therapeutics, Inc.*	500	15,120
Aptinyx, Inc.(x)*	79	320
Arbutus Biopharma Corp.*	874	3,129
Arcus Biosciences, Inc.*	401	5,009
Ardelyx, Inc.*	1,245	3,486
Arena Pharmaceuticals, Inc.*	341	15,287
ArQule, Inc.(x)*	464	2,223
Audentes Therapeutics, Inc.(x)*	77	3,005
AVEO Pharmaceuticals, Inc.(x)*	1,426	1,169
Avrobio, Inc.*	59	1,301
Bellicum Pharmaceuticals, Inc.(x)*	320	1,078
BioCryst Pharmaceuticals, Inc.(x)*	613	4,990
BioTime, Inc.(x)*	2,396	3,139
Bluebird Bio, Inc.(x)*	613	96,443
Calithera Biosciences, Inc.*	1,065	7,178
Cara Therapeutics, Inc.(x)*	152	2,982
CareDx, Inc.*	67	2,112
Catalyst Biosciences, Inc.(x)*	406	3,293
Cellular Biomedicine Group, Inc.(x)*	122	2,111
Chimerix, Inc.*	1,416	2,974
Concert Pharmaceuticals, Inc.*	738	8,908
Corvus Pharmaceuticals, Inc.*	47	189
Crinetics Pharmaceuticals, Inc.(x)*	66	1,502
Cytokinetics, Inc.*	235	1,901
Dynavax Technologies Corp.(x)*	236	1,725
Epizyme, Inc.*	605	7,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Five Prime Therapeutics, Inc.*	1,148	$15,383
Immune Design Corp.*	1,234	7,219
Immunomedics, Inc.(x)*	426	8,183
Karyopharm Therapeutics, Inc.*	161	940
Minerva Neurosciences, Inc.*	254	1,996
Molecular Templates, Inc.*	391	2,272
Myriad Genetics, Inc.*	270	8,964
NantKwest, Inc.(x)*	1,240	1,959
NewLink Genetics Corp.*	944	1,822
Novavax, Inc.(x)*	8,395	4,625
Nymox Pharmaceutical Corp.*	664	1,308
OPKO Health, Inc.(x)*	11,582	30,229
PDL BioPharma, Inc.*	5,654	21,033
Portola Pharmaceuticals, Inc.(x)*	163	5,656
Principia Biopharma, Inc.*	52	1,768
Proteostasis Therapeutics, Inc.(x)*	247	311
Prothena Corp. plc*	1,395	16,921
Ra Pharmaceuticals, Inc.*	633	14,179
Rigel Pharmaceuticals, Inc.*	574	1,475
Rubius Therapeutics, Inc.(x)*	96	1,738
Spectrum Pharmaceuticals, Inc.*	276	2,950
Spero Therapeutics, Inc.(x)*	282	3,612
Syndax Pharmaceuticals, Inc.*	347	1,822
Synlogic, Inc.*	528	4,008
United Therapeutics Corp.*	1,547	181,571
XOMA Corp.(x)*	151	1,869

		681,357

Health Care Equipment & Supplies (2.4%)
AngioDynamics, Inc.*	1,352	30,907
Avanos Medical, Inc.*	1,683	71,830
Boston Scientific Corp.*	25,251	969,133
Cerus Corp.*	663	4,130
CONMED Corp.	581	48,328
Cooper Cos., Inc. (The)	1,460	432,408
CryoLife, Inc.*	396	11,551
FONAR Corp.*	174	3,562
Hill-Rom Holdings, Inc.	836	88,499
Hologic, Inc.*	3,800	183,920
Integer Holdings Corp.*	287	21,646
Integra LifeSciences Holdings Corp.*	573	31,928
Invacare Corp.	1,196	10,010
Lantheus Holdings, Inc.*	57	1,395
LivaNova plc*	355	34,524
Meridian Bioscience, Inc.	150	2,641
OraSure Technologies, Inc.*	78	870
Orthofix Medical, Inc.*	146	8,236
Rockwell Medical, Inc.(x)*	256	1,457
RTI Surgical Holdings, Inc.*	1,553	9,334
SeaSpine Holdings Corp.*	562	8,475
Siemens Healthineers AG(m)	6,588	274,542
STERIS plc	3,008	385,114
Utah Medical Products, Inc.	10	882
West Pharmaceutical Services, Inc.	2,020	222,604
Zimmer Biomet Holdings, Inc.	9,600	1,225,920

		4,083,846

Health Care Providers & Services (1.4%)
AAC Holdings, Inc.(x)*	112	206
Acadia Healthcare Co., Inc.*	3,106	91,037
BioScrip, Inc.(x)*	4,096	8,192
Brookdale Senior Living, Inc.*	6,730	44,283
Cardinal Health, Inc.	11,200	539,280
Community Health Systems, Inc.(x)*	3,403	12,693
Cross Country Healthcare, Inc.*	1,216	8,549
Diplomat Pharmacy, Inc.*	399	2,318
Guardant Health, Inc.(x)*	103	7,900
Henry Schein, Inc.*	5,000	300,550
Magellan Health, Inc.*	856	56,428
McKesson Corp.	3,400	398,004
MEDNAX, Inc.*	3,216	87,379
Molina Healthcare, Inc.*	346	49,118
National HealthCare Corp.	424	32,173
National Research Corp.	25	965
Owens & Minor, Inc.	2,198	9,012
Patterson Cos., Inc.	2,950	64,458
PetIQ, Inc.(x)*	74	2,324
Premier, Inc., Class A*	1,234	42,561
Quest Diagnostics, Inc.	6,100	548,512
R1 RCM, Inc.*	363	3,510
Surgery Partners, Inc.(x)*	582	6,565
Triple-S Management Corp., Class B*	777	17,731
WellCare Health Plans, Inc.*	120	32,370

		2,366,118

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	5,504	52,508
Cerner Corp.*	7,100	406,191
Computer Programs & Systems, Inc.	227	6,740
Evolent Health, Inc., Class A(x)*	1,899	23,890
HMS Holdings Corp.*	351	10,393
NantHealth, Inc.(x)*	660	607
NextGen Healthcare Information Systems LLC*	710	11,949

		512,278

Life Sciences Tools & Services (0.7%)
Bio-Rad Laboratories, Inc., Class A*	760	232,317
Bruker Corp.	2,152	82,723
Cambrex Corp.*	696	27,040
Charles River Laboratories International, Inc.*	493	71,608
Harvard Bioscience, Inc.*	1,134	4,887
Luminex Corp.	833	19,167
NanoString Technologies, Inc.*	72	1,723
PerkinElmer, Inc.	3,967	382,260
QIAGEN NV*	8,007	325,725
Syneos Health, Inc.*	2,042	105,694

		1,253,144

Pharmaceuticals (0.3%)
Aclaris Therapeutics, Inc.*	176	1,054
Akorn, Inc.*	2,824	9,941
Amphastar Pharmaceuticals, Inc.*	736	15,036
Aratana Therapeutics, Inc.*	805	2,898
Assertio Therapeutics, Inc.*	523	2,652
Catalent, Inc.*	3,991	161,995
Cymabay Therapeutics, Inc.*	475	6,308
Endo International plc*	7,512	60,321
Intra-Cellular Therapies, Inc.*	785	9,561
Jazz Pharmaceuticals plc*	163	23,301
Lannett Co., Inc.(x)*	1,098	8,641
Mallinckrodt plc*	2,946	64,046
Medicines Co. (The)(x)*	201	5,618
Melinta Therapeutics, Inc.(x)*	247	877
Menlo Therapeutics, Inc.*	345	2,708
Phibro Animal Health Corp., Class A	67	2,211
Prestige Consumer Healthcare, Inc.*	1,822	54,496
resTORbio, Inc.(x)*	250	1,705
scPharmaceuticals, Inc.*	376	1,128
Tetraphase Pharmaceuticals, Inc.*	1,986	2,661
Tricida, Inc.*	71	2,742
Zogenix, Inc.(x)*	369	20,299

		460,199

Total Health Care		9,356,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (14.9%)
Aerospace & Defense (0.7%)
AAR Corp.	1,187	$38,589
Cubic Corp.	296	16,647
Curtiss-Wright Corp.	1,455	164,910
Ducommun, Inc.*	364	15,841
Hexcel Corp.	2,419	167,298
Huntington Ingalls Industries, Inc.	221	45,791
KeyW Holding Corp. (The)*	1,858	16,016
Kratos Defense & Security Solutions, Inc.*	1,934	30,228
Maxar Technologies, Inc.(x)	1,971	7,923
Mercury Systems, Inc.*	834	53,443
Moog, Inc., Class A	1,046	90,950
National Presto Industries, Inc.	167	18,128
Teledyne Technologies, Inc.*	1,267	300,292
Textron, Inc.	3,100	157,046
Triumph Group, Inc.	1,640	31,258
Vectrus, Inc.*	408	10,849
Wesco Aircraft Holdings, Inc.*	1,368	12,025

		1,177,234

Air Freight & Logistics (0.6%)
Atlas Air Worldwide Holdings, Inc.*	831	42,015
Echo Global Logistics, Inc.*	51	1,264
Hub Group, Inc., Class A*	24,673	1,007,892
Radiant Logistics, Inc.*	1,304	8,215

		1,059,386

Airlines (1.7%)
Alaska Air Group, Inc.	16,752	940,122
Allegiant Travel Co.	5,677	735,001
Copa Holdings SA, Class A	1,118	90,122
Hawaiian Holdings, Inc.(x)	1,756	46,095
JetBlue Airways Corp.*	10,993	179,846
Mesa Air Group, Inc.(x)*	250	2,085
SkyWest, Inc.	1,823	98,971
Southwest Airlines Co.	11,600	602,156
Spirit Airlines, Inc.*	2,448	129,401

		2,823,799

Building Products (0.9%)
Allegion plc	588	53,337
Apogee Enterprises, Inc.	140	5,249
Armstrong Flooring, Inc.*	791	10,758
Caesarstone Ltd.(x)	797	12,441
Fortune Brands Home & Security, Inc.	2,988	142,259
Gibraltar Industries, Inc.*	1,147	46,580
Griffon Corp.	1,145	21,160
Insteel Industries, Inc.	78	1,632
Johnson Controls International plc	19,400	716,636
Lennox International, Inc.	81	21,416
Masco Corp.	2,900	113,999
Masonite International Corp.*	52	2,594
Owens Corning	3,891	183,344
Quanex Building Products Corp.	1,280	20,339
Universal Forest Products, Inc.	279	8,339
USG Corp.	2,928	126,782

		1,486,865

Commercial Services & Supplies (1.0%)
ABM Industries, Inc.(x)	2,361	85,822
ACCO Brands Corp.	3,628	31,056
ADT, Inc.(x)	3,878	24,780
Advanced Disposal Services, Inc.*	136	3,808
Brady Corp., Class A	1,709	79,315
BrightView Holdings, Inc.*	439	6,322
Casella Waste Systems, Inc., Class A*	1,260	44,806
CECO Environmental Corp.(x)*	1,134	8,165
Clean Harbors, Inc.*	1,849	132,259
Ennis, Inc.	954	19,805
Heritage-Crystal Clean, Inc.*	475	13,039
Herman Miller, Inc.	325	11,433
Interface, Inc.	217	3,324
KAR Auction Services, Inc.	293	15,034
Kimball International, Inc., Class B	161	2,277
Knoll, Inc.	133	2,515
LSC Communications, Inc.(x)	1,151	7,516
Matthews International Corp., Class A	1,126	41,606
Mobile Mini, Inc.	171	5,804
Multi-Color Corp.	479	23,897
NL Industries, Inc.*	371	1,439
PICO Holdings, Inc.*	788	7,801
Pitney Bowes, Inc.	3,270	22,465
Quad/Graphics, Inc.	1,139	13,554
Republic Services, Inc.	2,600	208,988
RR Donnelley & Sons Co.	2,466	11,640
SP Plus Corp.*	550	18,766
Steelcase, Inc., Class A	3,044	44,290
Stericycle, Inc.*	12,009	653,530
Team, Inc.(x)*	969	16,957
Tetra Tech, Inc.	131	7,806
UniFirst Corp.	477	73,219
Viad Corp.	292	16,437
VSE Corp.	305	9,632

		1,669,107

Construction & Engineering (0.7%)
AECOM*	5,613	166,538
Aegion Corp.*	1,127	19,801
Ameresco, Inc., Class A*	628	10,161
Arcosa, Inc.	1,714	52,363
Argan, Inc.	504	25,175
EMCOR Group, Inc.	500	36,540
Fluor Corp.	5,032	185,178
Granite Construction, Inc.	320	13,808
Great Lakes Dredge & Dock Corp.*	1,932	17,214
IES Holdings, Inc.*	354	6,291
Infrastructure and Energy Alternatives, Inc.*	586	3,071
Jacobs Engineering Group, Inc.	4,504	338,656
KBR, Inc.	5,050	96,404
Northwest Pipe Co.*	354	8,496
Orion Group Holdings, Inc.*	553	1,615
Primoris Services Corp.	452	9,347
Quanta Services, Inc.	3,727	140,657
Sterling Construction Co., Inc.*	773	9,678
Tutor Perini Corp.(x)*	1,309	22,410
Valmont Industries, Inc.	775	100,827
WillScot Corp.(x)*	447	4,957

		1,269,187

Electrical Equipment (2.5%)
Acuity Brands, Inc.	1,430	171,614
AZZ, Inc.	610	24,967
Babcock & Wilcox Enterprises, Inc.(x)*	1,107	455
Eaton Corp. plc	5,100	410,856
Emerson Electric Co.	6,900	472,443
Encore Wire Corp.	738	42,228
EnerSys	507	33,036
Enphase Energy, Inc.(x)*	2,993	27,625
FuelCell Energy, Inc.(x)*	2,735	673
GrafTech International Ltd.	2,147	27,460
Hubbell, Inc.	9,637	1,136,973
nVent Electric plc	18,676	503,879
Powell Industries, Inc.	345	9,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Preformed Line Products Co.	127	$6,743
Regal Beloit Corp.	1,550	126,899
Schneider Electric SE	4,318	338,770
Sensata Technologies Holding plc*	19,463	876,224
Sunrun, Inc.(x)*	3,433	48,268
Thermon Group Holdings, Inc.*	788	19,314
Vicor Corp.(x)*	86	2,668
Vivint Solar, Inc.(x)*	1,022	5,079

		4,285,334

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	2,093	256,644

Machinery (3.6%)
Actuant Corp., Class A	1,075	26,198
AGCO Corp.	2,338	162,608
Alamo Group, Inc.	43	4,297
Altra Industrial Motion Corp.	593	18,413
Astec Industries, Inc.	412	15,557
Atlas Copco AB, Class B	12,965	320,872
Barnes Group, Inc.	1,496	76,909
Blue Bird Corp.(x)*	228	3,860
Briggs & Stratton Corp.	1,453	17,189
Chart Industries, Inc.*	628	56,847
CIRCOR International, Inc.(x)*	569	18,549
Colfax Corp.*	24,925	739,774
Columbus McKinnon Corp.	295	10,133
Crane Co.	1,796	151,977
Cummins, Inc.	3,400	536,758
Donaldson Co., Inc.	299	14,968
Eastern Co. (The)	221	6,082
EnPro Industries, Inc.	646	41,635
ESCO Technologies, Inc.	922	61,802
Federal Signal Corp.	108	2,807
Flowserve Corp.	4,698	212,068
Franklin Electric Co., Inc.	107	5,467
FreightCar America, Inc.(x)*	444	2,735
Gardner Denver Holdings, Inc.*	3,059	85,071
Gates Industrial Corp. plc*	1,532	21,969
Gencor Industries, Inc.*	304	3,757
Global Brass & Copper Holdings, Inc.	48	1,653
Gorman-Rupp Co. (The)	476	16,155
Graham Corp.	362	7,106
Greenbrier Cos., Inc. (The)	1,140	36,742
Hurco Cos., Inc.	234	9,437
Hyster-Yale Materials Handling, Inc.	356	22,200
IDEX Corp.	161	24,430
IMI plc	32,308	403,122
ITT, Inc.	3,141	182,178
Kennametal, Inc.	1,137	41,785
LB Foster Co., Class A*	308	5,797
Lydall, Inc.*	492	11,542
Manitowoc Co., Inc. (The)*	1,202	19,725
Middleby Corp. (The)*	812	105,584
Milacron Holdings Corp.*	2,139	24,213
Miller Industries, Inc.	376	11,600
Mueller Water Products, Inc., Class A	2,234	22,429
Navistar International Corp.*	1,673	54,038
NN, Inc.(x)	1,517	11,362
Nordson Corp.	132	17,493
Oshkosh Corp.	2,502	187,975
PACCAR, Inc.	3,900	265,746
Parker-Hannifin Corp.	1,841	315,952
Park-Ohio Holdings Corp.	349	11,301
Pentair plc	5,604	249,434
REV Group, Inc.(x)	845	9,253
Rexnord Corp.*	3,327	83,641
Snap-on, Inc.	1,982	310,223
SPX Corp.*	265	9,219
SPX FLOW, Inc.*	11,432	364,681
Standex International Corp.	101	7,413
Terex Corp.	2,397	77,016
Timken Co. (The)	2,465	107,523
Titan International, Inc.	1,909	11,397
TriMas Corp.*	1,590	48,066
Trinity Industries, Inc.	5,223	113,496
Twin Disc, Inc.*	328	5,461
Wabash National Corp.	1,453	19,688
Wabtec Corp.	3,630	267,604
Watts Water Technologies, Inc., Class A	418	33,783

		6,145,765

Marine (0.8%)
Costamare, Inc.	1,725	8,970
Eagle Bulk Shipping, Inc.*	1,526	7,096
Genco Shipping & Trading Ltd.(x)*	274	2,044
Kirby Corp.*	16,293	1,223,767
Matson, Inc.	816	29,450
Safe Bulkers, Inc.*	1,827	2,667
Scorpio Bulkers, Inc.	2,178	8,364

		1,282,358

Professional Services (0.3%)
Acacia Research Corp.*	1,788	5,829
CBIZ, Inc.*	1,789	36,209
CRA International, Inc.	191	9,653
FTI Consulting, Inc.*	1,361	104,552
GP Strategies Corp.*	405	4,921
Huron Consulting Group, Inc.*	770	36,359
ICF International, Inc.	556	42,301
InnerWorkings, Inc.*	1,372	4,967
Kelly Services, Inc., Class A	1,109	24,465
ManpowerGroup, Inc.	2,214	183,076
Mistras Group, Inc.*	131	1,809
Navigant Consulting, Inc.	1,553	30,237
Resources Connection, Inc.	699	11,561
TrueBlue, Inc.*	1,327	31,370
Upwork, Inc.(x)*	122	2,335

		529,644

Road & Rail (0.7%)
AMERCO	251	93,249
ArcBest Corp.	786	24,201
Avis Budget Group, Inc.*	6,146	214,250
Covenant Transportation Group, Inc., Class A*	454	8,617
Daseke, Inc.*	1,403	7,141
Genesee & Wyoming, Inc., Class A*	1,682	146,569
Heartland Express, Inc.	21,100	406,808
Hertz Global Holdings, Inc.*	1,917	33,298
Knight-Swift Transportation Holdings, Inc.	4,530	148,040
Marten Transport Ltd.	742	13,230
PAM Transportation Services, Inc.*	29	1,419
Ryder System, Inc.	1,875	116,231
Schneider National, Inc., Class B	1,384	29,133
US Xpress Enterprises, Inc., Class A*	265	1,752
Werner Enterprises, Inc.	925	31,589
YRC Worldwide, Inc.*	982	6,570

		1,282,097

Trading Companies & Distributors (1.2%)
Air Lease Corp.	3,219	110,573
Aircastle Ltd.	22,827	462,018
Beacon Roofing Supply, Inc.*	621	19,971

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
BMC Stock Holdings, Inc.*	2,272	$40,146
CAI International, Inc.*	344	7,981
DXP Enterprises, Inc.*	146	5,682
Foundation Building Materials, Inc.*	358	3,523
GATX Corp.	1,345	102,718
General Finance Corp.*	182	1,698
GMS, Inc.*	96	1,452
H&E Equipment Services, Inc.	236	5,926
HD Supply Holdings, Inc.*	4,481	194,251
Lawson Products, Inc.*	172	5,394
MRC Global, Inc.*	1,351	23,615
MSC Industrial Direct Co., Inc., Class A	7,581	627,025
NOW, Inc.*	3,898	54,416
Rush Enterprises, Inc., Class A	569	23,790
Rush Enterprises, Inc., Class B	111	4,610
Systemax, Inc.	92	2,083
Textainer Group Holdings Ltd.*	972	9,380
Titan Machinery, Inc.*	689	10,721
Triton International Ltd.	1,829	56,882
Univar, Inc.*	3,890	86,195
Veritiv Corp.*	410	10,791
Watsco, Inc.	221	31,649
WESCO International, Inc.*	1,698	90,011
Willis Lease Finance Corp.*	103	4,366

		1,996,867

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	2,859	117,848

Total Industrials		25,382,135

Information Technology (8.1%)
Communications Equipment (1.1%)
Acacia Communications, Inc.*	856	49,092
ADTRAN, Inc.	1,687	23,112
Applied Optoelectronics, Inc.(x)*	153	1,867
ARRIS International plc*	5,856	185,108
Calix, Inc.*	726	5,590
Casa Systems, Inc.*	158	1,311
Ciena Corp.*	5,112	190,882
Clearfield, Inc.(x)*	141	2,073
CommScope Holding Co., Inc.*	6,809	147,960
Comtech Telecommunications Corp.	804	18,669
DASAN Zhone Solutions, Inc.*	202	2,159
Digi International, Inc.*	963	12,201
EchoStar Corp., Class A*	1,709	62,293
Finisar Corp.*	4,194	97,175
Harmonic, Inc.(x)*	2,824	15,306
Infinera Corp.*	5,331	23,136
InterDigital, Inc.	697	45,988
Juniper Networks, Inc.	20,214	535,065
KVH Industries, Inc.*	522	5,319
Lumentum Holdings, Inc.*	372	21,033
NETGEAR, Inc.*	840	27,821
NetScout Systems, Inc.*	2,713	76,154
Ribbon Communications, Inc.*	1,848	9,517
ViaSat, Inc.(x)*	1,979	153,372
Viavi Solutions, Inc.*	5,252	65,020

		1,777,223

Electronic Equipment, Instruments & Components (2.8%)
Anixter International, Inc.*	1,041	58,411
Arlo Technologies, Inc.*	1,887	7,793
Arrow Electronics, Inc.*	3,027	233,261
Avnet, Inc.	16,158	700,773
AVX Corp.	1,671	28,975
Bel Fuse, Inc., Class B	301	7,609
Belden, Inc.	1,452	77,973
Benchmark Electronics, Inc.	1,649	43,286
Coherent, Inc.*	242	34,296
Control4 Corp.*	524	8,871
CTS Corp.	1,144	33,599
Daktronics, Inc.	1,192	8,880
Dolby Laboratories, Inc., Class A	2,237	140,864
Fabrinet*	1,292	67,649
FARO Technologies, Inc.*	31	1,361
Fitbit, Inc., Class A*	5,992	35,473
FLIR Systems, Inc.	4,388	208,781
Insight Enterprises, Inc.*	771	42,451
Jabil, Inc.	5,429	144,357
KEMET Corp.	2,030	34,449
Keysight Technologies, Inc.*	6,716	585,635
Kimball Electronics, Inc.*	892	13,817
Knowles Corp.*	3,054	53,842
Littelfuse, Inc.	142	25,912
Maxwell Technologies, Inc.*	1,457	6,513
Methode Electronics, Inc.	655	18,851
MTS Systems Corp.	651	35,454
National Instruments Corp.	725	32,161
OSI Systems, Inc.*	363	31,799
PAR Technology Corp.*	91	2,226
Park Electrochemical Corp.	249	3,909
PC Connection, Inc.	396	14,521
Plexus Corp.*	1,115	67,959
Rogers Corp.*	301	47,823
Sanmina Corp.*	26,309	759,015
ScanSource, Inc.*	882	31,593
SYNNEX Corp.	1,484	141,559
TE Connectivity Ltd.	5,000	403,750
Tech Data Corp.*	1,362	139,483
Trimble, Inc.*	8,951	361,620
TTM Technologies, Inc.*	3,254	38,170
Vishay Intertechnology, Inc.	4,732	87,400
Vishay Precision Group, Inc.*	86	2,942

		4,825,066

IT Services (1.7%)
Booz Allen Hamilton Holding Corp.	288	16,744
Broadridge Financial Solutions, Inc.	1,778	184,361
CACI International, Inc., Class A*	874	159,086
Cardtronics plc, Class A*	263	9,358
Conduent, Inc.*	6,834	94,514
CoreLogic, Inc.*	1,068	39,794
CSG Systems International, Inc.	218	9,221
Euronet Worldwide, Inc.*	877	125,051
EVERTEC, Inc.	430	11,958
Evo Payments, Inc., Class A*	217	6,304
Exela Technologies, Inc.*	336	1,122
Genpact Ltd.	3,609	126,965
Hackett Group, Inc. (The)	78	1,232
I3 Verticals, Inc., Class A*	82	1,970
Information Services Group, Inc.*	621	2,316
Leidos Holdings, Inc.	5,057	324,103
LiveRamp Holdings, Inc.*	1,209	65,975
ManTech International Corp., Class A	930	50,239
MoneyGram International, Inc.*	975	1,989
Perficient, Inc.*	723	19,803
Perspecta, Inc.	5,126	103,648
Presidio, Inc.	1,323	19,580
Sabre Corp.	1,896	40,555
Science Applications International Corp.	299	23,008
Sykes Enterprises, Inc.*	1,414	39,988
Travelport Worldwide Ltd.	3,575	56,235
Unisys Corp.(x)*	567	6,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Worldpay, Inc.*	11,013	$1,249,976

		2,791,712

Semiconductors & Semiconductor Equipment (1.7%)
Alpha & Omega Semiconductor Ltd.*	730	8,402
Ambarella, Inc.(x)*	713	30,802
Amkor Technology, Inc.*	3,587	30,633
Applied Materials, Inc.	11,500	456,090
Axcelis Technologies, Inc.*	1,094	22,011
AXT, Inc.(x)*	1,323	5,888
CEVA, Inc.*	119	3,208
Cirrus Logic, Inc.*	2,033	85,528
Cohu, Inc.	909	13,408
Cree, Inc.*	3,690	211,142
Cypress Semiconductor Corp.	3,866	57,681
Diodes, Inc.*	1,040	36,088
First Solar, Inc.*	2,942	155,455
FormFactor, Inc.*	2,456	39,517
Kopin Corp.(x)*	201	269
MACOM Technology Solutions Holdings, Inc.*	1,575	26,318
Marvell Technology Group Ltd.	14,497	288,345
Maxim Integrated Products, Inc.	9,600	510,432
Microchip Technology, Inc.	4,000	331,840
NeoPhotonics Corp.*	1,276	8,026
NVE Corp.	16	1,566
PDF Solutions, Inc.*	858	10,596
Photronics, Inc.*	2,356	22,264
Rambus, Inc.*	3,678	38,435
Semtech Corp.*	178	9,062
SunPower Corp.(x)*	1,402	9,127
Synaptics, Inc.*	1,137	45,196
Teradyne, Inc.	10,999	438,200
Ultra Clean Holdings, Inc.(x)*	1,328	13,745
Veeco Instruments, Inc.*	1,728	18,732
Xperi Corp.	1,411	33,018

		2,961,024

Software (0.4%)
ACI Worldwide, Inc.*	217	7,133
Agilysys, Inc.*	283	5,991
American Software, Inc., Class A	452	5,401
Anaplan, Inc.*	122	4,802
Aspen Technology, Inc.*	132	13,762
Avalara, Inc.*	169	9,429
Avaya Holdings Corp.*	3,747	63,062
Digimarc Corp.(x)*	28	879
Elastic NV(x)*	61	4,872
FireEye, Inc.*	2,347	39,406
Fusion Connect, Inc.(x)*	666	872
LogMeIn, Inc.	610	48,861
MicroStrategy, Inc., Class A*	330	47,603
Monotype Imaging Holdings, Inc.	829	16,489
Nuance Communications, Inc.*	10,231	173,211
Pluralsight, Inc., Class A*	373	11,839
SecureWorks Corp., Class A(x)*	286	5,262
SolarWinds Corp.*	176	3,436
SS&C Technologies Holdings, Inc.	531	33,819
SVMK, Inc.*	152	2,768
Telaria, Inc.*	978	6,201
Telenav, Inc.*	588	3,569
Tenable Holdings, Inc.*	81	2,564
Teradata Corp.*	1,235	53,908
TiVo Corp.	4,342	40,467
Verint Systems, Inc.*	2,301	137,738

		743,344

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp.(x)*	3,766	40,522
Avid Technology, Inc.*	530	3,948
Cray, Inc.*	1,164	30,322
Diebold Nixdorf, Inc.(x)	2,647	29,302
Electronics For Imaging, Inc.*	1,549	41,668
HP, Inc.	14,700	285,621
NCR Corp.*	730	19,922
Stratasys Ltd.*	1,833	43,662
Xerox Corp.	7,223	230,992

		725,959

Total Information Technology		13,824,328

Materials (4.6%)
Chemicals (1.9%)
AdvanSix, Inc.*	692	19,770
AgroFresh Solutions, Inc.(x)*	1,221	4,078
American Vanguard Corp.	1,039	17,892
Amyris, Inc.(x)*	954	1,994
Ashland Global Holdings, Inc.	2,234	174,542
Axalta Coating Systems Ltd.*	41,169	1,037,870
Cabot Corp.	2,134	88,838
CF Industries Holdings, Inc.	8,279	338,446
Element Solutions, Inc.*	3,894	39,329
Flotek Industries, Inc.(x)*	1,736	5,625
FutureFuel Corp.	979	13,119
Hawkins, Inc.	361	13,296
HB Fuller Co.	459	22,326
Huntsman Corp.	7,836	176,232
Innophos Holdings, Inc.	579	17,451
Innospec, Inc.	880	73,348
Intrepid Potash, Inc.*	3,367	12,761
Koppers Holdings, Inc.*	199	5,170
Kraton Corp.*	86	2,767
Livent Corp.*	2,858	35,096
LSB Industries, Inc.(x)*	764	4,767
Minerals Technologies, Inc.	1,240	72,900
NewMarket Corp.	17	7,371
Olin Corp.	5,990	138,609
PolyOne Corp.	146	4,279
PQ Group Holdings, Inc.*	1,273	19,311
Rayonier Advanced Materials, Inc.(x)	1,778	24,110
RPM International, Inc.	9,201	534,026
Scotts Miracle-Gro Co. (The)	741	58,228
Sensient Technologies Corp.	727	49,283
Stepan Co.	727	63,627
Trecora Resources*	820	7,454
Tredegar Corp.	958	15,462
Trinseo SA	463	20,974
Tronox Holdings plc, Class A	1,755	23,078
Valhi, Inc.	768	1,774
Valvoline, Inc.	6,823	126,635
WR Grace & Co.	619	48,307

		3,320,145

Construction Materials (0.0%)
Eagle Materials, Inc.	202	17,028
United States Lime & Minerals, Inc.	58	4,473

		21,501

Containers & Packaging (1.6%)
AptarGroup, Inc.	2,229	237,143
Ardagh Group SA	639	8,307
Bemis Co., Inc.	3,245	180,033
Berry Global Group, Inc.*	2,352	126,702
Graphic Packaging Holding Co.	53,712	678,383
Greif, Inc., Class A	819	33,783
Greif, Inc., Class B	175	8,556
Owens-Illinois, Inc.	5,706	108,300
Packaging Corp. of America	2,700	268,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Sealed Air Corp.	2,511	$115,657
Silgan Holdings, Inc.	1,860	55,112
Sonoco Products Co.	9,517	585,581
UFP Technologies, Inc.*	221	8,265
Westrock Co.	5,900	226,265

		2,640,413

Metals & Mining (0.9%)
AK Steel Holding Corp.(x)*	11,184	30,756
Alcoa Corp.*	6,683	188,193
Allegheny Technologies, Inc.*	4,478	114,502
Carpenter Technology Corp.	1,670	76,570
Century Aluminum Co.*	1,753	15,567
Cleveland-Cliffs, Inc.(x)	8,958	89,490
Coeur Mining, Inc.*	5,733	23,391
Commercial Metals Co.	4,178	71,360
Compass Minerals International, Inc.	108	5,872
Gold Resource Corp.	245	963
Haynes International, Inc.	458	15,036
Hecla Mining Co.	15,267	35,114
Kaiser Aluminum Corp.	279	29,220
Materion Corp.	718	40,969
Olympic Steel, Inc.	327	5,190
Ramaco Resources, Inc.(x)*	204	1,183
Reliance Steel & Aluminum Co.	2,462	222,220
Royal Gold, Inc.	1,367	124,301
Schnitzer Steel Industries, Inc., Class A	890	21,360
Steel Dynamics, Inc.	6,654	234,687
SunCoke Energy, Inc.*	2,313	19,637
Synalloy Corp.	273	4,150
TimkenSteel Corp.*	1,392	15,117
United States Steel Corp.	6,326	123,294
Universal Stainless & Alloy Products, Inc.*	316	5,236
Warrior Met Coal, Inc.	1,523	46,299
Worthington Industries, Inc.	123	4,590

		1,564,267

Paper & Forest Products (0.2%)
Boise Cascade Co.	82	2,194
Clearwater Paper Corp.*	604	11,766
Domtar Corp.	2,243	111,365
Louisiana-Pacific Corp.	4,266	104,005
Neenah, Inc.	104	6,693
PH Glatfelter Co.	1,523	21,505
Schweitzer-Mauduit International, Inc.	905	35,042
Verso Corp., Class A*	1,149	24,612

		317,182

Total Materials		7,863,508

Real Estate (11.9%)
Equity Real Estate Investment Trusts (REITs) (11.3%)
Acadia Realty Trust (REIT)	2,916	79,519
Agree Realty Corp. (REIT)	1,216	84,317
Alexander & Baldwin, Inc. (REIT)	2,456	62,481
American Assets Trust, Inc. (REIT)	1,411	64,708
American Campus Communities, Inc. (REIT)	28,101	1,337,046
American Homes 4 Rent (REIT), Class A	9,255	210,274
American Tower Corp. (REIT)	900	177,354
Apartment Investment & Management Co. (REIT), Class A	5,549	279,059
Apple Hospitality REIT, Inc. (REIT)	7,743	126,211
Armada Hoffler Properties, Inc. (REIT)	1,160	18,084
Ashford Hospitality Trust, Inc. (REIT)	3,212	15,257
Bluerock Residential Growth REIT, Inc. (REIT)	903	9,734
Braemar Hotels & Resorts, Inc. (REIT)	1,064	12,991
Brandywine Realty Trust (REIT)	6,312	100,108
Brixmor Property Group, Inc. (REIT)	10,791	198,231
BRT Apartments Corp. (REIT)	290	4,025
Camden Property Trust (REIT)	3,170	321,755
CareTrust REIT, Inc. (REIT)	2,930	68,738
CatchMark Timber Trust, Inc. (REIT), Class A	1,764	17,323
CBL & Associates Properties, Inc. (REIT)(x)	5,647	8,753
Cedar Realty Trust, Inc. (REIT)	3,164	10,758
Chatham Lodging Trust (REIT)	1,589	30,572
Chesapeake Lodging Trust (REIT)	2,088	58,067
City Office REIT, Inc. (REIT)	1,218	13,776
Colony Capital, Inc. (REIT)	16,218	86,280
Columbia Property Trust, Inc. (REIT)	4,281	96,365
Community Healthcare Trust, Inc. (REIT)	613	22,001
CoreCivic, Inc. (REIT)	4,257	82,799
CorEnergy Infrastructure Trust, Inc. (REIT)	426	15,656
CorePoint Lodging, Inc. (REIT)	1,400	15,638
Corporate Office Properties Trust (REIT)	3,700	101,010
Cousins Properties, Inc. (REIT)	14,951	144,427
CubeSmart (REIT)	40,140	1,286,086
CyrusOne, Inc. (REIT)	3,759	197,122
DiamondRock Hospitality Co. (REIT)	7,479	80,998
Douglas Emmett, Inc. (REIT)	5,735	231,809
Duke Realty Corp. (REIT)	12,741	389,620
Easterly Government Properties, Inc. (REIT)	1,648	29,680
Empire State Realty Trust, Inc. (REIT), Class A	17,522	276,848
EPR Properties (REIT)	2,643	203,247
Equity Commonwealth (REIT)	4,146	135,533
Essential Properties Realty Trust, Inc. (REIT)	1,119	21,843
Farmland Partners, Inc. (REIT)(x)	1,231	7,878
First Industrial Realty Trust, Inc. (REIT)	3,464	122,487
Four Corners Property Trust, Inc. (REIT)	710	21,016
Franklin Street Properties Corp. (REIT)	3,647	26,222
Front Yard Residential Corp. (REIT)	1,754	16,260
Gaming and Leisure Properties, Inc. (REIT)	4,606	177,653
GEO Group, Inc. (The) (REIT)	3,406	65,395
Getty Realty Corp. (REIT)	1,149	36,802
Gladstone Commercial Corp. (REIT)	1,093	22,702
Gladstone Land Corp. (REIT)(x)	406	5,136
Global Medical REIT, Inc. (REIT)	621	6,098
Global Net Lease, Inc. (REIT)	2,647	50,028
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,123	54,434
Healthcare Realty Trust, Inc. (REIT)	4,412	141,669
Healthcare Trust of America, Inc. (REIT), Class A	7,379	210,966
Hersha Hospitality Trust (REIT)	1,229	21,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Highwoods Properties, Inc. (REIT)	3,632	$169,905
Hospitality Properties Trust (REIT)	5,816	153,019
Hudson Pacific Properties, Inc. (REIT)	4,847	166,834
Independence Realty Trust, Inc. (REIT)	3,127	33,740
Industrial Logistics Properties Trust (REIT)	2,345	47,299
InfraREIT, Inc. (REIT)	1,593	33,405
Innovative Industrial Properties, Inc. (REIT)(x)	334	27,284
Investors Real Estate Trust (REIT)	430	25,761
Iron Mountain, Inc. (REIT)	10,164	360,415
iStar, Inc. (REIT)(x)	44,636	375,835
JBG SMITH Properties (REIT)	3,755	155,269
Jernigan Capital, Inc. (REIT)	633	13,318
Kilroy Realty Corp. (REIT)	3,538	268,746
Kimco Realty Corp. (REIT)	14,564	269,434
Kite Realty Group Trust (REIT)	3,024	48,354
Lamar Advertising Co. (REIT), Class A	289	22,906
Lexington Realty Trust (REIT)	7,628	69,110
Liberty Property Trust (REIT)	5,265	254,931
Life Storage, Inc. (REIT)	1,554	151,158
LTC Properties, Inc. (REIT)	1,440	65,952
Macerich Co. (The) (REIT)	4,878	211,461
Mack-Cali Realty Corp. (REIT)	3,268	72,550
MedEquities Realty Trust, Inc. (REIT)	1,017	11,319
Medical Properties Trust, Inc. (REIT)	13,236	244,998
MGM Growth Properties LLC (REIT), Class A	13,800	445,050
Mid-America Apartment Communities, Inc. (REIT)	7,979	872,344
Monmouth Real Estate Investment Corp. (REIT)	2,667	35,151
National Health Investors, Inc. (REIT)	830	65,197
National Retail Properties, Inc. (REIT)	5,681	314,671
National Storage Affiliates Trust (REIT)	1,787	50,947
New Senior Investment Group, Inc. (REIT)	2,589	14,110
NexPoint Residential Trust, Inc. (REIT)	644	24,691
NorthStar Realty Europe Corp. (REIT)(x)	1,624	28,193
Office Properties Income Trust (REIT)	1,648	45,551
Omega Healthcare Investors, Inc. (REIT)	6,517	248,624
One Liberty Properties, Inc. (REIT)	553	16,037
Outfront Media, Inc. (REIT)	4,969	116,275
Paramount Group, Inc. (REIT)	7,309	103,715
Park Hotels & Resorts, Inc. (REIT)	7,188	223,403
Pebblebrook Hotel Trust (REIT)	4,634	143,932
Pennsylvania REIT (REIT)(x)	1,243	7,818
Physicians Realty Trust (REIT)	6,542	123,055
Piedmont Office Realty Trust, Inc. (REIT), Class A	22,183	462,516
PotlatchDeltic Corp. (REIT)	2,379	89,902
Preferred Apartment Communities, Inc. (REIT), Class A(x)	1,393	20,644
PS Business Parks, Inc. (REIT)	218	34,189
QTS Realty Trust, Inc. (REIT), Class A	997	44,855
Rayonier, Inc. (REIT)	4,622	145,685
Regency Centers Corp. (REIT)	5,439	367,078
Retail Opportunity Investments Corp. (REIT)	4,144	71,857
Retail Properties of America, Inc. (REIT), Class A	7,702	93,887
Retail Value, Inc. (REIT)	549	17,112
Rexford Industrial Realty, Inc. (REIT)	3,308	118,459
RLJ Lodging Trust (REIT)	6,207	109,057
RPT Realty (REIT)	2,781	33,400
Sabra Health Care REIT, Inc. (REIT)	6,354	123,712
Safehold, Inc. (REIT)(x)	292	6,369
Saul Centers, Inc. (REIT)	52	2,671
Senior Housing Properties Trust (REIT)	8,434	99,353
Seritage Growth Properties (REIT), Class A(x)	1,180	52,439
SITE Centers Corp. (REIT)	5,501	74,924
Spirit MTA REIT (REIT)	1,515	9,832
Spirit Realty Capital, Inc. (REIT)	3,066	121,812
STAG Industrial, Inc. (REIT)	3,534	104,783
STORE Capital Corp. (REIT)	6,882	230,547
Summit Hotel Properties, Inc. (REIT)	3,752	42,810
Sun Communities, Inc. (REIT)	3,010	356,745
Sunstone Hotel Investors, Inc. (REIT)	8,144	117,274
Terreno Realty Corp. (REIT)	2,112	88,788
Tier REIT, Inc. (REIT)	1,991	57,062
UMH Properties, Inc. (REIT)	218	3,069
Uniti Group, Inc. (REIT)(x)	6,032	67,498
Universal Health Realty Income Trust (REIT)	43	3,256
Urban Edge Properties (REIT)	3,299	62,681
Urstadt Biddle Properties, Inc. (REIT), Class A	1,118	23,076
VEREIT, Inc. (REIT)	34,659	290,096
VICI Properties, Inc. (REIT)	14,555	318,463
Washington Prime Group, Inc. (REIT)(x)	6,510	36,782
Washington REIT (REIT)	2,930	83,153
Weingarten Realty Investors (REIT)	4,269	125,381
Weyerhaeuser Co. (REIT)	29,700	782,298
Whitestone REIT (REIT)	1,446	17,381
WP Carey, Inc. (REIT)	5,676	444,601
Xenia Hotels & Resorts, Inc. (REIT)	4,064	89,042

		19,288,220

Real Estate Management & Development (0.6%)
Altisource Portfolio Solutions SA(x)*	324	7,669
American Realty Investors, Inc.(x)*	110	1,331
Consolidated-Tomoka Land Co.	88	5,197
Cushman & Wakefield plc*	408	7,262
Forestar Group, Inc.*	371	6,415
FRP Holdings, Inc.*	193	9,181
Howard Hughes Corp. (The)*	831	91,410
Jones Lang LaSalle, Inc.	4,181	644,627
Kennedy-Wilson Holdings, Inc.	2,146	45,903
RE/MAX Holdings, Inc., Class A	633	24,396
Realogy Holdings Corp.(x)	4,356	49,658
St Joe Co. (The)*	1,294	21,338
Stratus Properties, Inc.*	208	5,493
Tejon Ranch Co.*	729	12,830
Transcontinental Realty Investors, Inc.(x)*	82	2,562

		935,272

Total Real Estate		20,223,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (6.5%)
Electric Utilities (2.3%)
ALLETE, Inc.	1,835	$150,892
Alliant Energy Corp.	8,405	396,128
Edison International	4,500	278,640
El Paso Electric Co.	1,461	85,936
Eversource Energy	4,000	283,800
Hawaiian Electric Industries, Inc.	3,870	157,780
IDACORP, Inc.	1,799	179,072
MGE Energy, Inc.	1,263	85,846
OGE Energy Corp.	7,150	308,308
Otter Tail Corp.	1,451	72,289
Pinnacle West Capital Corp.	9,583	915,943
PNM Resources, Inc.	2,841	134,493
Portland General Electric Co.	3,167	164,177
Xcel Energy, Inc.	14,300	803,803

		4,017,107

Gas Utilities (2.2%)
Atmos Energy Corp.	7,114	732,244
Chesapeake Utilities Corp.	492	44,875
National Fuel Gas Co.	2,907	177,211
New Jersey Resources Corp.	2,878	143,296
Northwest Natural Holding Co.	1,047	68,714
ONE Gas, Inc.	1,862	165,774
RGC Resources, Inc.	279	7,396
South Jersey Industries, Inc.	6,423	205,986
Southwest Gas Holdings, Inc.	1,888	155,307
Spire, Inc.	5,753	473,414
UGI Corp.	28,481	1,578,417

		3,752,634

Independent Power and Renewable Electricity Producers (0.6%)
Atlantic Power Corp.*	3,566	8,986
Clearway Energy, Inc., Class A	1,242	18,059
Clearway Energy, Inc., Class C	2,643	39,936
NRG Energy, Inc.	10,400	441,792
Ormat Technologies, Inc.	1,424	78,534
Pattern Energy Group, Inc., Class A	2,928	64,416
TerraForm Power, Inc., Class A	2,077	28,538
Vistra Energy Corp.	14,177	369,027

		1,049,288

Multi-Utilities (1.1%)
Ameren Corp.	6,200	456,010
Avista Corp.	2,342	95,132
Black Hills Corp.	1,904	141,030
MDU Resources Group, Inc.	6,953	179,596
NorthWestern Corp.	10,500	739,305
Unitil Corp.	507	27,464
WEC Energy Group, Inc.	3,200	253,056

		1,891,593

Water Utilities (0.3%)
American States Water Co.	405	28,877
Aqua America, Inc.	6,380	232,487
AquaVenture Holdings Ltd.*	455	8,804
Artesian Resources Corp., Class A	290	10,808
Cadiz, Inc.(x)*	838	8,112
California Water Service Group	1,594	86,522
Connecticut Water Service, Inc.	422	28,970
Consolidated Water Co. Ltd.	499	6,422
Middlesex Water Co.	67	3,752
Pure Cycle Corp.*	273	2,692
SJW Group	296	18,275
York Water Co. (The)	79	2,711

		438,432

Total Utilities		11,149,054

Total Common Stocks (97.0%) (Cost $146,797,953)		165,424,064

EXCHANGE TRADED FUND (ETF):
Equity (0.7%)
iShares Russell Mid-Cap Value ETF	14,400	1,250,784

Total Exchange Traded Fund (0.7%) (Cost $1,249,335)		1,250,784

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Corium International, Inc., CVR(r)(x)* (Cost $—)	138	19

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $500,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $510,000.(xx)	$500,000	500,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $455,426, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $464,436.(xx)	455,329	455,329
Nomura Securities Co. Ltd., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $570,121, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.625%, maturing 5/15/19-2/15/49; total market value $581,400.(xx)	570,000	570,000

Total Repurchase Agreements		1,525,329

Total Short-Term Investments (0.9%) (Cost $1,525,330)		1,525,330

Total Investments in Securities (98.6%) (Cost $149,572,618)		168,200,197
Other Assets Less Liabilities (1.4%)		2,304,782

Net Assets (100%)		$170,504,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $274,542 or 0.2% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $3,794,480. This was collateralized by $2,440,334 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $1,525,329 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc.	302	6,420	—	—	—	296	6,716	—	—
PennyMac Mortgage Investment Trust (REIT)	2,116	39,400	—	—	—	4,422	43,822	—	—

Total		45,820	—	—	—	4,718	50,538	—	—

Futures contracts outstanding as of March 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	3	6/2019	USD	231,570	(1,789)
S&P Midcap 400 E-Mini Index	1	6/2019	USD	190,100	3,644

					1,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,987,938	$—	$—	$3,987,938
Consumer Discretionary	15,354,440	366,890	—	15,721,330
Consumer Staples	8,794,185	554,157	—	9,348,342
Energy	9,163,989	—	—	9,163,989
Financials	39,403,006	—	—	39,403,006
Health Care	9,082,400	274,542	—	9,356,942
Industrials	24,308,679	1,073,456	—	25,382,135
Information Technology	13,824,328	—	—	13,824,328
Materials	7,863,508	—	—	7,863,508
Real Estate	20,223,492	—	—	20,223,492
Utilities	11,149,054	—	—	11,149,054
Exchange Traded Fund	1,250,784	—	—	1,250,784
Futures	3,644	—	—	3,644
Rights
Health Care	—	—	19	19
Short-Term Investments
Investment Company	1	—	—	1
Repurchase Agreements	—	1,525,329	—	1,525,329

Total Assets	$164,409,448	$3,794,374	$19	$168,203,841

Liabilities:
Futures	$(1,789)	$—	$—	$(1,789)

Total Liabilities	$(1,789)	$—	$—	$(1,789)

Total	$164,407,659	$3,794,374	$19	$168,202,052

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,504,006
Aggregate gross unrealized depreciation	(14,779,743)

Net unrealized appreciation	$18,724,263

Federal income tax cost of investments in securities and derivative instruments, if applicable	$149,477,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.7%)
Entertainment (1.4%)
Activision Blizzard, Inc.	35,530	$1,617,681
Electronic Arts, Inc.*	44,579	4,530,564
Netflix, Inc.*	20,143	7,182,188
Nexon Co. Ltd.	84,700	1,325,181
Spotify Technology SA(x)*	7,092	984,370
Take-Two Interactive Software, Inc.*	5,270	497,330
Tencent Music Entertainment Group (ADR)(m)(r)(x)*	3	51
Zynga, Inc., Class A*	172,223	917,948

		17,055,313

Interactive Media & Services (9.3%)
Alphabet, Inc., Class A*	25,777	30,336,694
Alphabet, Inc., Class C*	19,660	23,067,275
Cargurus, Inc.*	1,530	61,292
Cars.com, Inc.*	2,850	64,980
Facebook, Inc., Class A*	302,487	50,421,558
IAC/InterActiveCorp*	3,620	760,598
Match Group, Inc.(x)	2,400	135,864
Snap, Inc., Class A(x)*	34,480	379,970
Tencent Holdings Ltd.	27,466	1,263,094
TripAdvisor, Inc.*	4,746	244,182
TrueCar, Inc.*	3,920	26,029
Twitter, Inc.*	33,854	1,113,119
Yandex NV, Class A*	50,407	1,730,976
Yelp, Inc.*	3,493	120,508
Zillow Group, Inc., Class A*	2,297	78,557
Zillow Group, Inc., Class C(x)*	5,409	187,909

		109,992,605

Total Communication Services		127,047,918

Consumer Discretionary (7.1%)
Automobiles (0.1%)
Tesla, Inc.(x)*	5,160	1,444,078

Internet & Direct Marketing Retail (7.0%)
Alibaba Group Holding Ltd. (ADR)*	27,046	4,934,543
Amazon.com, Inc.*	36,458	64,922,583
Booking Holdings, Inc.*	3,541	6,178,726
eBay, Inc.	40,000	1,485,600
Etsy, Inc.*	5,609	377,037
Expedia Group, Inc.	17,170	2,043,230
Groupon, Inc.*	19,095	67,787
GrubHub, Inc.*	9,812	681,640
Liberty Expedia Holdings, Inc., Class A*	2,503	107,128
Meituan Dianping, Class B(m)*	98,500	663,781
MercadoLibre, Inc.*	1,335	677,820
Qurate Retail, Inc., Class A*	19,540	312,249
Shutterfly, Inc.*	1,550	62,992
Shutterstock, Inc.	828	38,610
Stamps.com, Inc.*	770	62,686
Wayfair, Inc., Class A(x)*	2,914	432,583

		83,048,995

Total Consumer Discretionary		84,493,073

Health Care (0.0%)
Health Care Technology (0.0%)
Veeva Systems, Inc., Class A*	5,600	710,416

Total Health Care		710,416

Industrials (0.9%)
Aerospace & Defense (0.2%)
Harris Corp.	16,148	2,578,997

Electrical Equipment (0.2%)
Bloom Energy Corp., Class A(x)*	241,270	3,117,208

Industrial Conglomerates (0.2%)
Roper Technologies, Inc.	6,070	2,075,758

Professional Services (0.3%)
Equifax, Inc.	12,269	1,453,876
TransUnion	25,928	1,733,028

		3,186,904

Total Industrials		10,958,867

Information Technology (60.7%)
Communications Equipment (2.2%)
Acacia Communications, Inc.*	1,281	73,465
Arista Networks, Inc.*	22,957	7,219,058
ARRIS International plc*	7,583	239,699
Ciena Corp.*	6,650	248,311
Cisco Systems, Inc.	244,760	13,214,592
CommScope Holding Co., Inc.*	8,939	194,244
EchoStar Corp., Class A*	2,200	80,190
Extreme Networks, Inc.*	5,400	40,446
F5 Networks, Inc.*	2,770	434,696
Finisar Corp.*	5,420	125,581
Infinera Corp.*	7,000	30,380
InterDigital, Inc.	1,500	98,970
Juniper Networks, Inc.	16,140	427,226
Lumentum Holdings, Inc.(x)*	16,009	905,149
Motorola Solutions, Inc.	10,392	1,459,245
NETGEAR, Inc.*	1,450	48,024
NetScout Systems, Inc.*	3,250	91,228
Nokia OYJ (ADR)	68,905	394,137
Plantronics, Inc.	1,480	68,243
Ubiquiti Networks, Inc.	903	135,188
ViaSat, Inc.(x)*	2,620	203,050
Viavi Solutions, Inc.*	46,385	574,246

		26,305,368

Electronic Equipment, Instruments & Components (1.4%)
Amphenol Corp., Class A	13,854	1,308,372
Anixter International, Inc.*	1,330	74,626
Arrow Electronics, Inc.*	3,920	302,075
Avnet, Inc.	5,020	217,717
AVX Corp.	2,150	37,281
Badger Meter, Inc.	1,320	73,445
Belden, Inc.	1,830	98,271
Benchmark Electronics, Inc.	1,870	49,088
CDW Corp.	13,051	1,257,725
Celestica, Inc.*	5,469	46,213
Cognex Corp.	22,650	1,151,979
Coherent, Inc.*	1,130	160,144
Corning, Inc.	36,580	1,210,798
Dolby Laboratories, Inc., Class A	2,963	186,580
Fabrinet*	1,700	89,012
Fitbit, Inc., Class A*	9,587	56,755
Flex Ltd.*	276,126	2,761,260
FLIR Systems, Inc.	6,278	298,707
II-VI, Inc.*	2,750	102,410
Insight Enterprises, Inc.*	1,650	90,849
IPG Photonics Corp.*	1,630	247,401
Itron, Inc.*	12,425	579,626
Jabil, Inc.	6,520	173,367
Keysight Technologies, Inc.*	8,741	762,215
Knowles Corp.*	4,174	73,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Littelfuse, Inc.	1,150	$209,852
Methode Electronics, Inc.	1,700	48,926
National Instruments Corp.	5,220	231,559
Novanta, Inc.*	1,500	127,095
OSI Systems, Inc.*	750	65,700
Plexus Corp.*	1,400	85,330
Rogers Corp.*	870	138,226
Sanmina Corp.*	3,173	91,541
SYNNEX Corp.	1,943	185,343
TE Connectivity Ltd.	15,736	1,270,682
Tech Data Corp.*	1,750	179,218
Trimble, Inc.*	11,670	471,468
TTM Technologies, Inc.*	4,300	50,439
Vishay Intertechnology, Inc.	6,120	113,036
Zebra Technologies Corp., Class A*	6,679	1,399,451

		16,077,370

IT Services (17.1%)
Accenture plc, Class A	36,335	6,395,687
Akamai Technologies, Inc.*	7,550	541,410
Alliance Data Systems Corp.	2,105	368,333
Automatic Data Processing, Inc.	20,280	3,239,527
Black Knight, Inc.*	6,601	359,754
Booz Allen Hamilton Holding Corp.	6,470	376,166
Broadridge Financial Solutions, Inc.	5,400	559,926
CACI International, Inc., Class A*	1,150	209,323
Capgemini SE	11,265	1,366,007
Cardtronics plc, Class A*	1,730	61,553
CGI, Inc.*	11,370	781,801
Cognizant Technology Solutions Corp., Class A	26,760	1,938,762
Conduent, Inc.*	8,551	118,260
CoreLogic, Inc.*	3,700	137,862
CSG Systems International, Inc.	1,520	64,296
DXC Technology Co.	143,145	9,205,655
Endurance International Group Holdings, Inc.*	3,644	26,419
EPAM Systems, Inc.*	2,399	405,743
Euronet Worldwide, Inc.*	2,420	345,068
EVERTEC, Inc.	2,783	77,395
ExlService Holdings, Inc.*	1,580	94,832
Fidelity National Information Services, Inc.	15,040	1,701,024
First Data Corp., Class A*	59,201	1,555,210
Fiserv, Inc.*	24,835	2,192,434
FleetCor Technologies, Inc.*	19,833	4,890,619
Gartner, Inc.*	4,170	632,506
Genpact Ltd.	81,831	2,878,815
Global Payments, Inc.	47,408	6,472,140
GoDaddy, Inc., Class A*	26,014	1,955,993
GTT Communications, Inc.(x)*	1,550	53,785
International Business Machines Corp.	41,392	5,840,411
Jack Henry & Associates, Inc.	3,600	499,464
Leidos Holdings, Inc.	6,775	434,210
LiveRamp Holdings, Inc.*	3,150	171,896
ManTech International Corp., Class A	1,200	64,824
Mastercard, Inc., Class A	87,710	20,651,320
MAXIMUS, Inc.	2,930	207,971
MongoDB, Inc.(x)*	66,440	9,768,009
NIC, Inc.	3,070	52,466
Okta, Inc.*	195,255	16,153,446
Paychex, Inc.	14,870	1,192,574
PayPal Holdings, Inc.*	186,619	19,378,517
Perspecta, Inc.	6,517	131,774
Presidio, Inc.	1,400	20,720
Sabre Corp.	12,785	273,471
Science Applications International Corp.	2,332	179,447
Shopify, Inc., Class A*	4,550	940,121
Square, Inc., Class A*	186,515	13,973,704
Sykes Enterprises, Inc.*	1,850	52,318
Total System Services, Inc.	34,757	3,302,263
Travelport Worldwide Ltd.	6,080	95,638
TTEC Holdings, Inc.	600	21,738
Twilio, Inc., Class A*	175,075	22,616,189
VeriSign, Inc.*	4,920	893,275
Virtusa Corp.*	1,250	66,813
Visa, Inc., Class A	193,935	30,290,708
Western Union Co. (The)	20,260	374,202
WEX, Inc.*	19,466	3,737,277
Worldpay, Inc.*	27,838	3,159,613

		203,550,684

Semiconductors & Semiconductor Equipment (11.3%)
Advanced Energy Industries, Inc.*	1,770	87,934
Advanced Micro Devices, Inc.*	272,617	6,957,186
Amkor Technology, Inc.*	6,000	51,240
Analog Devices, Inc.	47,920	5,044,538
Applied Materials, Inc.	59,185	2,347,277
Broadcom, Inc.	55,285	16,624,752
Brooks Automation, Inc.	3,270	95,909
Cabot Microelectronics Corp.	1,320	147,787
Cirrus Logic, Inc.*	2,750	115,692
Cree, Inc.(x)*	204,920	11,725,522
Cypress Semiconductor Corp.	132,090	1,970,783
Diodes, Inc.*	1,900	65,930
Entegris, Inc.	6,270	223,776
First Solar, Inc.*	3,500	184,940
Infineon Technologies AG	93,895	1,862,703
Inphi Corp.(x)*	2,009	87,874
Integrated Device Technology, Inc.*	5,970	292,470
Intel Corp.	267,820	14,381,934
KLA-Tencor Corp.	72,249	8,627,253
Kulicke & Soffa Industries, Inc.	3,050	67,436
Lam Research Corp.	9,786	1,751,792
MACOM Technology Solutions Holdings, Inc.*	2,099	35,074
Marvell Technology Group Ltd.	199,847	3,974,957
Maxim Integrated Products, Inc.	12,720	676,322
MaxLinear, Inc.*	2,900	74,037
Microchip Technology, Inc.(x)	107,237	8,896,382
Micron Technology, Inc.*	189,962	7,851,129
MKS Instruments, Inc.	2,520	234,486
Monolithic Power Systems, Inc.	1,820	246,592
NVIDIA Corp.	28,210	5,065,388
ON Semiconductor Corp.*	556,866	11,454,734
Power Integrations, Inc.	1,350	94,419
Qorvo, Inc.*	5,681	407,498
QUALCOMM, Inc.	56,313	3,211,530
Rambus, Inc.*	5,050	52,773
Semtech Corp.*	3,050	155,276
Silicon Laboratories, Inc.*	2,000	161,720
Skyworks Solutions, Inc.	8,090	667,263
SolarEdge Technologies, Inc.(x)*	2,050	77,244
SunPower Corp.(x)*	2,804	18,254
Synaptics, Inc.*	1,600	63,600
Taiwan Semiconductor Manufacturing Co. Ltd.	342,470	2,727,937
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,935	447,898
Teradyne, Inc.	24,145	961,937
Texas Instruments, Inc.	82,590	8,760,321
Tokyo Electron Ltd.	15,300	2,208,788
Universal Display Corp.(x)	1,970	301,115

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Versum Materials, Inc.	5,052	$254,166
Xilinx, Inc.	25,484	3,231,116

		135,026,684

Software (23.2%)
2U, Inc.(x)*	2,654	188,036
8x8, Inc.(x)*	4,450	89,890
ACI Worldwide, Inc.*	5,400	177,498
Adobe, Inc.*	43,707	11,647,478
Alarm.com Holdings, Inc.*	1,630	105,787
Alteryx, Inc., Class A(x)*	1,370	114,902
ANSYS, Inc.*	3,920	716,223
Aspen Technology, Inc.*	7,929	826,678
Atlassian Corp. plc, Class A*	43,220	4,857,496
Autodesk, Inc.*	13,935	2,171,352
Avaya Holdings Corp.*	4,900	82,467
AVEVA Group plc	51,895	2,180,474
Benefitfocus, Inc.(x)*	1,200	59,424
Blackbaud, Inc.	2,230	177,798
BlackBerry Ltd.*	22,913	231,192
Blackline, Inc.*	2,150	99,588
Bottomline Technologies DE, Inc.*	1,700	85,153
Box, Inc., Class A*	6,670	128,798
Cadence Design Systems, Inc.*	13,020	826,900
CDK Global, Inc.	5,763	338,980
Ceridian HCM Holding, Inc.*	1,650	84,645
Cision Ltd.*	3,520	48,470
Citrix Systems, Inc.	5,800	578,028
Cloudera, Inc.*	10,218	111,785
CommVault Systems, Inc.*	1,750	113,295
Cornerstone OnDemand, Inc.*	2,442	133,773
Coupa Software, Inc.*	2,430	221,081
CyberArk Software Ltd.*	13,930	1,658,367
Descartes Systems Group, Inc. (The)*	3,580	130,240
DocuSign, Inc.*	8,090	419,386
Dropbox, Inc., Class A*	4,280	93,304
Ebix, Inc.(x)	1,000	49,370
Elastic NV(x)*	32,957	2,632,276
Ellie Mae, Inc.(x)*	1,605	158,397
Envestnet, Inc.*	2,220	145,166
Everbridge, Inc.*	1,340	100,513
Fair Isaac Corp.*	1,350	366,700
FireEye, Inc.*	33,280	558,771
Five9, Inc.*	2,700	142,641
ForeScout Technologies, Inc.*	41,775	1,750,790
Fortinet, Inc.*	41,465	3,481,816
Guidewire Software, Inc.*	31,024	3,014,292
HubSpot, Inc.*	8,747	1,453,839
Instructure, Inc.(x)*	1,450	68,324
Intuit, Inc.	15,930	4,164,261
j2 Global, Inc.	2,142	185,497
LogMeIn, Inc.	2,340	187,434
Manhattan Associates, Inc.*	2,980	164,228
Micro Focus International plc	22,685	589,887
Microsoft Corp.	531,518	62,687,233
MicroStrategy, Inc., Class A*	400	57,700
New Relic, Inc.*	10,980	1,083,726
Nuance Communications, Inc.*	13,270	224,661
Nutanix, Inc., Class A(x)*	188,495	7,113,801
Open Text Corp.	12,506	480,606
Oracle Corp.	176,052	9,455,753
Palo Alto Networks, Inc.*	38,701	9,399,699
Paycom Software, Inc.*	125,458	23,727,872
Paylocity Holding Corp.*	1,448	129,147
Pegasystems, Inc.	1,700	110,500
Pivotal Software, Inc., Class A(x)*	1,970	41,074
Pluralsight, Inc., Class A*	2,600	82,524
Progress Software Corp.	2,074	92,023
Proofpoint, Inc.*	63,214	7,676,076
PTC, Inc.*	4,962	457,397
Q2 Holdings, Inc.*	1,700	117,742
Qualys, Inc.*	1,580	130,729
Rapid7, Inc.*	30,040	1,520,324
RealPage, Inc.*	17,840	1,082,710
Red Hat, Inc.*	8,220	1,501,794
RingCentral, Inc., Class A*	135,540	14,611,212
SailPoint Technologies Holding, Inc.*	3,000	86,160
salesforce.com, Inc.*	125,703	19,907,584
ServiceNow, Inc.*	117,051	28,851,901
Smartsheet, Inc., Class A(x)*	10,490	427,887
Sophos Group plc(m)	94,100	368,662
Splunk, Inc.*	23,622	2,943,301
SPS Commerce, Inc.*	800	84,848
SS&C Technologies Holdings, Inc.	10,020	638,174
SVMK, Inc.*	31,700	577,257
Symantec Corp.	29,730	683,493
Synopsys, Inc.*	6,940	799,141
Tableau Software, Inc., Class A*	51,844	6,598,704
Temenos Group AG (Registered)	6,425	947,216
Teradata Corp.*	5,445	237,674
TiVo Corp.	5,769	53,767
Trade Desk, Inc. (The), Class A(x)*	1,700	336,515
Tyler Technologies, Inc.*	1,770	361,788
Ultimate Software Group, Inc. (The)*	1,509	498,166
Varonis Systems, Inc.*	1,350	80,501
Verint Systems, Inc.*	2,989	178,922
VMware, Inc., Class A	3,650	658,862
Workday, Inc., Class A*	80,559	15,535,803
Yext, Inc.*	2,850	62,301
Zendesk, Inc.*	20,471	1,740,035
Zscaler, Inc.*	51,360	3,642,965

		275,998,620

Technology Hardware, Storage & Peripherals (5.5%)
3D Systems Corp.(x)*	5,300	57,028
Apple, Inc.	206,973	39,314,522
Cray, Inc.*	1,900	49,495
Dell Technologies, Inc., Class C*	6,936	407,074
Electronics For Imaging, Inc.*	1,950	52,455
Hewlett Packard Enterprise Co.	64,062	988,477
HP, Inc.	71,327	1,385,884
NCR Corp.*	5,500	150,095
NetApp, Inc.	259,768	18,012,313
Pure Storage, Inc., Class A*	56,170	1,223,944
Samsung Electronics Co. Ltd.	38,605	1,518,556
Seagate Technology plc	11,925	571,088
Western Digital Corp.	37,446	1,799,655
Xerox Corp.	9,283	296,870

		65,827,456

Total Information Technology		722,786,182

Total Common Stocks (79.4%) (Cost $468,047,135)		945,996,456

EXCHANGE TRADED FUNDS (ETF):
Equity (19.3%)
iShares Expanded Tech Sector ETF(x)	370,750	76,452,358
Technology Select Sector SPDR Fund(x)	1,028,700	76,123,800
Vanguard Information Technology ETF(x)	382,600	76,761,038

Total Exchange Traded Funds (19.3%) (Cost $63,272,800)		229,337,196

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	5,480,554	$5,482,198

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.2%)
Deutsche Bank Securities, Inc., 2.45%, dated 3/29/19, due 4/5/19, repurchase price $2,000,953, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 3/15/21-2/15/40; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Merrill Lynch PFS, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $4,906,987, collateralized by various U.S. Government Treasury Securities, ranging from 2.500%-2.875%, maturing 2/28/21-9/30/23; total market value $5,004,064.(xx)	4,905,944	4,905,944
Natwest Markets Securities, Inc., 2.55%, dated 3/29/19, due 4/1/19, repurchase price $2,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-2.875%, maturing 7/15/19-7/15/28; total market value $2,040,428.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.60%, dated 3/29/19, due 4/5/19, repurchase price $5,002,528, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.875%-7.125%, maturing 10/31/19-8/15/48; total market value $5,414,820.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 2.57%, dated 3/29/19, due 4/1/19, repurchase price $4,000,857, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-7.125%, maturing 7/31/19-8/15/48; total market value $4,285,423.(xx)	4,000,000	4,000,000
Societe Generale SA, 2.42%, dated 3/29/19, due 4/5/19, repurchase price $6,002,823, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.875%, maturing 6/20/19-8/15/47; total market value $6,120,004.(xx)	6,000,000	6,000,000
Societe Generale SA, 2.51%, dated 3/29/19, due 4/1/19, repurchase price $2,000,418, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/19-2/15/28; total market value $2,224,403.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		25,905,944

Total Short-Term Investments (2.6%) (Cost $31,388,115)		31,388,142

Total Investments in Securities (101.3%) (Cost $562,708,050)		1,206,721,794
Other Assets Less Liabilities (-1.3%)		(15,239,466)

Net Assets (100%)		$1,191,482,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2019, the market value of these securities amounted to $1,032,494 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2019.

(xx)

At March 31, 2019, the Portfolio had loaned securities with a total value of $47,859,702. This was collateralized by $22,992,362 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 4/4/19-2/15/49 and by cash of $25,905,944 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$124,459,592	$2,588,275	$51	$127,047,918
Consumer Discretionary	83,829,292	663,781	—	84,493,073
Health Care	710,416	—	—	710,416
Industrials	10,958,867	—	—	10,958,867
Information Technology	709,015,952	13,770,230	—	722,786,182
Exchange Traded Funds	229,337,196	—	—	229,337,196
Short-Term Investments
Investment Company	5,482,198	—	—	5,482,198
Repurchase Agreements	—	25,905,944	—	25,905,944

Total Assets	$1,163,793,513	$42,928,230	$51	$1,206,721,794

Total Liabilities	$—	$—	$—	$—

Total	$1,163,793,513	$42,928,230	$51	$1,206,721,794

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$639,134,005
Aggregate gross unrealized depreciation	(9,073,532)

Net unrealized appreciation	$630,060,473

Federal income tax cost of investments in securities and derivative instruments, if applicable	$576,661,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”, in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2019, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2019 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At March 31, 2019, none of the Portfolios applied these procedures.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.